UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2020

Date of reporting period: November 1, 2019 through April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Explanatory Note
:
This Form N-CSR/A for Nationwide Mutual Funds (the “Registrant”) is being filed to: (i) correct the EDGAR rendition of the N-CSR Filing to properly reflect all information contained in the shareholder reports. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on  June 19, 2020 (Accession No. 0000949365-20-000249) are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
(formerly, Nationwide Destination 2015 Fund)
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 14
Statements of Investments 18
Statements of Assets and Liabilities 30
Statements of Operations 38
Statements of Changes in Net Assets 42
Statements of Cash Flows 56
Financial Highlights 57
Notes to Financial Statements 68
Supplemental Information 86
Management Information 89
Market Index Definitions 92
Glossary 96

Nationwide Mutual Funds - April 30, 2020 - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Destination 2020 Fund - April 30, 2020 - Fund Overview - 3
Asset Allocation
1
Fixed Income Funds 45.7%
Equity Funds 39.4%
Investment Contract 9.4%
Alternative Assets 5.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Index Fund, Class R6 27.5%
Nationwide Multi-Cap Portfolio, Class R6 26.2%
Nationwide Contract 9.4%
Nationwide Core Plus Bond Fund, Class R6 9.4%
Nationwide International Index Fund, Class R6 9.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.1%
Nationwide Amundi Strategic Income Fund, Class
R6 5.5%
iShares 20+ Year Treasury Bond ETF 2.7%
Nationwide Mid Cap Market Index Fund, Class R6 2.2%
iShares Core MSCI Emerging Markets ETF 1.8%
Nationwide Small Cap Index Fund, Class R6 0.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 - Nationwide Destination 2025 Fund
Asset Allocation
1
Equity Funds 55.0%
Fixed Income Funds 36.7%
Investment Contract 4.4%
Alternative Assets 3.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 31.8%
Nationwide Bond Index Fund, Class R6 24.1%
Nationwide International Index Fund, Class R6 14.1%
Nationwide Core Plus Bond Fund, Class R6 7.6%
Nationwide Contract 4.4%
iShares Core MSCI Emerging Markets ETF 3.9%
Nationwide Amundi Strategic Income Fund, Class
R6 3.9%
Nationwide Mid Cap Market Index Fund, Class R6 3.3%
iShares 20+ Year Treasury Bond ETF 2.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.3%
Nationwide Small Cap Index Fund, Class R6 1.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Destination 2030 Fund - April 30, 2020 - Fund Overview - 5
Asset Allocation
1
Equity Funds 66.8%
Fixed Income Funds 29.1%
Alternative Assets 2.8%
Investment Contract 1.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 37.3%
Nationwide Bond Index Fund, Class R6 20.2%
Nationwide International Index Fund, Class R6 17.3%
Nationwide Core Plus Bond Fund, Class R6 6.4%
iShares Core MSCI Emerging Markets ETF 5.2%
Nationwide Mid Cap Market Index Fund, Class R6 4.6%
Nationwide Amundi Strategic Income Fund, Class
R6 2.9%
Nationwide Small Cap Index Fund, Class R6 2.3%
iShares 20+ Year Treasury Bond ETF 1.4%
Nationwide Contract 1.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 - Nationwide Destination 2035 Fund
Asset Allocation
1
Equity Funds 78.9%
Fixed Income Funds 17.8%
Alternative Assets 2.5%
Investment Contract 0.8%
Money Market Fund
†
0.0%
Repurchase Agreement
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 43.9%
Nationwide International Index Fund, Class R6 19.7%
Nationwide Bond Index Fund, Class R6 12.4%
iShares Core MSCI Emerging Markets ETF 6.8%
Nationwide Mid Cap Market Index Fund, Class R6 5.6%
Nationwide Core Plus Bond Fund, Class R6 3.5%
Nationwide Small Cap Index Fund, Class R6 2.8%
Nationwide Amundi Strategic Income Fund, Class
R6 2.5%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Contract 0.8%
Other Holdings
#
0.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Destination 2040 Fund - April 30, 2020 - Fund Overview - 7
Asset Allocation
1
Equity Funds 85.4%
Fixed Income Funds 13.6%
Investment Contract 0.5%
Alternative Assets 0.5%
Money Market Fund
†
0.0%
Repurchase Agreement
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 48.4%
Nationwide International Index Fund, Class R6 20.1%
Nationwide Bond Index Fund, Class R6 8.8%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 7.0%
Nationwide Core Plus Bond Fund, Class R6 2.9%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.8%
Nationwide Contract 0.5%
Nationwide Amundi Strategic Income Fund, Class
R6 0.5%
Other Holdings
#†
0.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Fund Overview - April 30, 2020 - Nationwide Destination 2045 Fund
Asset Allocation
1
Equity Funds 89.1%
Fixed Income Funds 10.9%
Investment Contract
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.9%
Nationwide International Index Fund, Class R6 20.9%
iShares Core MSCI Emerging Markets ETF 7.1%
Nationwide Mid Cap Market Index Fund, Class R6 7.1%
Nationwide Bond Index Fund, Class R6 7.0%
Nationwide Small Cap Index Fund, Class R6 3.0%
Nationwide Core Plus Bond Fund, Class R6 2.1%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Contract
†
0.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Destination 2050 Fund - April 30, 2020 - Fund Overview - 9
Asset Allocation
1
Equity Funds 91.1%
Fixed Income Funds 8.9%
Money Market Fund
†
0.0%
Repurchase Agreement
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.3%
Nationwide International Index Fund, Class R6 21.3%
Nationwide Mid Cap Market Index Fund, Class R6 7.9%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Bond Index Fund, Class R6 5.9%
Nationwide Small Cap Index Fund, Class R6 3.0%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Core Plus Bond Fund, Class R6 1.1%
Fidelity Investments Money Market Government
Portfolio — Institutional Class
†
0.0%
BNP Paribas Securities Corp.
†
0.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

10 - Fund Overview - April 30, 2020 - Nationwide Destination 2055 Fund
Asset Allocation
1
Equity Funds 92.1%
Fixed Income Funds 7.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.3%
Nationwide International Index Fund, Class R6 21.4%
Nationwide Mid Cap Market Index Fund, Class R6 8.3%
iShares Core MSCI Emerging Markets ETF 7.7%
Nationwide Bond Index Fund, Class R6 5.9%
Nationwide Small Cap Index Fund, Class R6 3.4%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Core Plus Bond Fund, Class R6 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Destination 2060 Fund - April 30, 2020 - Fund Overview - 11
Asset Allocation
1
Equity Funds 92.8%
Fixed Income Funds 7.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 52.0%
Nationwide International Index Fund, Class R6 21.5%
Nationwide Mid Cap Market Index Fund, Class R6 8.3%
iShares Core MSCI Emerging Markets ETF 7.9%
Nationwide Bond Index Fund, Class R6 5.2%
Nationwide Small Cap Index Fund, Class R6 3.3%
Nationwide Core Plus Bond Fund, Class R6 0.9%
iShares 20+ Year Treasury Bond ETF 0.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

12 - Fund Overview - April 30, 2020 - Nationwide Destination 2065 Fund
Asset Allocation
1
Equity Funds 94.2%
Fixed Income Funds 5.8%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 53.4%
Nationwide International Index Fund, Class R6 21.2%
Nationwide Mid Cap Market Index Fund, Class R6 8.3%
iShares Core MSCI Emerging Markets ETF 8.0%
Nationwide Bond Index Fund, Class R6 4.2%
Nationwide Small Cap Index Fund, Class R6 3.3%
iShares 20+ Year Treasury Bond ETF 0.8%
Nationwide Core Plus Bond Fund, Class R6 0.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Destination Retirement Fund - April 30, 2020 - Fund Overview - 13
Asset Allocation
1
Fixed Income Funds 47.7%
Equity Funds 36.1%
Investment Contract 10.3%
Alternative Assets 5.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Index Fund, Class R6 28.6%
Nationwide Multi-Cap Portfolio, Class R6 24.7%
Nationwide Contract 10.3%
Nationwide Core Plus Bond Fund, Class R6 9.7%
Nationwide International Index Fund, Class R6 8.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.6%
Nationwide Amundi Strategic Income Fund, Class
R6 5.8%
iShares 20+ Year Treasury Bond ETF 2.9%
Nationwide Mid Cap Market Index Fund, Class R6 1.9%
iShares Core MSCI Emerging Markets ETF 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

14 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Target Destination Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (November 1,
2019*) and continued to hold your shares at the end of the
reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019* through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2019* through April 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
* For Nationwide Destination 2065 Fund commencement
of operations is March 2, 2020.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Destination 2020 Fund
Class A Shares
Actual
(b)
1,000.00 972.90 3.14 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 972.60 4.37 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 975.80 0.69 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 974.30 1.91 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39

Target Destination Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 955.20 3.01 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
Class R Shares
Actual
(b)
1,000.00 953.60 4.32 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 957.00 0.68 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 955.40 1.90 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 934.30 2.98 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
Class R Shares
Actual
(b)
1,000.00 933.10 4.28 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 937.40 0.67 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 936.80 1.88 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 914.60 3.05 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 914.50 4.24 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 917.80 0.67 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 916.40 1.86 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 907.20 3.03 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 906.00 4.22 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 909.40 0.66 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 908.40 1.85 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39

16 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 901.40 3.03 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 901.80 4.21 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 904.40 0.66 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 902.80 1.85 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 896.60 3.02 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 895.60 4.19 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 900.40 0.66 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 898.20 1.84 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 893.60 3.01 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 892.60 4.19 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 896.20 0.66 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 894.70 1.84 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 891.30 3.01 0.64
Hypothetical
(b)(c)
1,000.00 1,021.68 3.22 0.64
Class R Shares
Actual
(b)
1,000.00 889.70 4.18 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 892.80 0.66 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 892.20 1.83 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39

Target Destination Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Destination 2065 Fund
Class A Shares
Actual
(d)
1,000.00 922.00 1.03 0.62
Hypothetical
(c)(e)
1,000.00 1,021.78 3.12 0.62
Class R Shares
Actual
(d)
1,000.00 921.00 1.41 0.85
Hypothetical
(c)(e)
1,000.00 1,020.64 4.27 0.85
Class R6 Shares
Actual
(d)
1,000.00 922.00 0.23 0.14
Hypothetical
(c)(e)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(d)
1,000.00 922.00 0.86 0.52
Hypothetical
(c)(e)
1,000.00 1,022.28 2.61 0.52
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 983.70 2.96 0.60
Hypothetical
(b)(c)
1,000.00 1,021.88 3.02 0.60
Class R Shares
Actual
(b)
1,000.00 982.00 4.39 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 986.10 0.69 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 984.70 1.92 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1,
2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.
(d) Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from
March 2, 2020 through April 30, 2019 to reflect the period from commencement of operations.
(e) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from
November 1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

18 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination 2020 Fund
Investment Companies 86.1%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Amundi Strategic
Income Fund, Class R6 (a) 1,133,906 9,876,322
Total Alternative Assets
(cost $11,334,509) 9,876,322
Equity Funds 37.6%
Nationwide International Index
Fund, Class R6 (a) 2,469,496 16,273,979
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 314,719 3,943,425
Nationwide Multi-Cap Portfolio,
Class R6 (a) 4,863,618 47,225,732
Nationwide Small Cap Index
Fund, Class R6 (a) 24,072 191,135
Total Equity Funds
(cost $71,091,292) 67,634,271
Fixed Income Funds 43.0%
Nationwide Bond Index Fund,
Class R6 (a) 4,228,366 49,556,446
Nationwide Core Plus Bond
Fund, Class R6 (a) 1,596,146 16,823,383
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 1,049,817 11,033,580
Total Fixed Income Funds
(cost $72,827,929) 77,413,409
Total Investment Companies
(cost $155,253,730) 154,924,002
Exchange Traded Funds 4.5%
Equity Fund 1.8%
iShares Core MSCI Emerging
Markets ETF 75,285 3,286,943
Fixed Income Fund 2.7%
iShares 20+ Year Treasury Bond
ETF 29,501 4,918,997
Total Exchange Traded Funds
(cost $7,804,013) 8,205,940
Investment Contract 9.4%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 16,839,599 16,839,599
Total Investment Contract
(cost $16,839,599) 16,839,599
Total Investments
(cost $179,897,342) — 100.0% 179,969,541
Liabilities in excess of other assets — 0.0%
†
(75,457)
NET ASSETS — 100.0% $ 179,894,084
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2025 Fund - April 30, 2020 (Unaudited) - Statement of Investments - 19
Investment Companies 89.0%
Shares Value ($)
Alternative Assets 3.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,188,004 10,347,516
Total Alternative Assets
(cost $12,040,959) 10,347,516
Equity Funds 51.1%
Nationwide International Index
Fund, Class R6(a) 5,611,818 36,981,884
Nationwide Mid Cap Market
Index Fund, Class R6(a) 691,889 8,669,375
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,600,027 83,506,262
Nationwide Small Cap Index
Fund, Class R6(a) 634,892 5,041,044
Total Equity Funds
(cost $144,018,915) 134,198,565
Fixed Income Funds 34.0%
Nationwide Bond Index Fund,
Class R6(a) 5,402,109 63,312,722
Nationwide Core Plus Bond
Fund, Class R6(a) 1,883,712 19,854,324
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 586,796 6,167,227
Total Fixed Income Funds
(cost $83,993,344) 89,334,273
Total Investment Companies
(cost $240,053,218) 233,880,354
Exchange Traded Funds 6.6%
Equity Fund 3.9%
iShares Core MSCI Emerging
Markets ETF 237,396 10,364,710
Fixed Income Fund 2.7%
iShares 20+ Year Treasury Bond
ETF 42,372 7,065,107
Total Exchange Traded Funds
(cost $17,996,856) 17,429,817
Investment Contract 4.4%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 11,665,546 11,665,546
Total Investment Contract
(cost $11,665,546) 11,665,546
Total Investments
(cost $269,715,620) — 100.0% 262,975,717
Liabilities in excess of other assets — 0.0%
†
(98,660)
NET ASSETS — 100.0% $ 262,877,057
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 92.1%
Shares Value ($)
Alternative Assets 2.8%
Nationwide Amundi Strategic
Income Fund, Class R6 (a) 910,354 7,929,185
Total Alternative Assets
(cost $9,309,000) 7,929,185
Equity Funds 61.6%
Nationwide International Index
Fund, Class R6 (a) 7,302,983 48,126,656
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 1,015,005 12,718,012
Nationwide Multi-Cap Portfolio,
Class R6 (a) 10,662,946 103,537,204
Nationwide Small Cap Index
Fund, Class R6 (a) 806,676 6,405,010
Total Equity Funds
(cost $186,716,499) 170,786,882
Fixed Income Funds 27.7%
Nationwide Bond Index Fund,
Class R6 (a) 4,781,850 56,043,287
Nationwide Core Plus Bond
Fund, Class R6 (a) 1,692,082 17,834,547
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 279,204 2,934,434
Total Fixed Income Funds
(cost $72,102,681) 76,812,268
Total Investment Companies
(cost $268,128,180) 255,528,335
Exchange Traded Funds 6.6%
Equity Fund 5.2%
iShares Core MSCI Emerging
Markets ETF 332,729 14,526,948
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 22,463 3,745,481
Total Exchange Traded Funds
(cost $20,894,797) 18,272,429
Investment Contract 1.3%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 3,660,965 3,660,965
Total Investment Contract
(cost $3,660,965) 3,660,965
Total Investments
(cost $292,683,942) — 100.0% 277,461,729
Liabilities in excess of other assets — 0.0%
†
(98,832)
NET ASSETS — 100.0% $ 277,362,897
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2(a) for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - April 30, 2020 (Unaudited) - Statement of Investments - 21
Investment Companies 90.5%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Strategic
Income Fund, Class R6 (a) 635,063 5,531,399
Total Alternative Assets
(cost $6,559,016) 5,531,399
Equity Funds 72.1%
Nationwide International Index
Fund, Class R6 (a) 6,684,591 44,051,452
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 998,405 12,510,013
Nationwide Multi-Cap Portfolio,
Class R6 (a) 10,099,540 98,066,537
Nationwide Small Cap Index
Fund, Class R6 (a) 785,660 6,238,138
Total Equity Funds
(cost $177,113,887) 160,866 ,140
Fixed Income Funds 15.9%
Nationwide Bond Index Fund,
Class R6 (a) 2,356,431 27,617,374
Nationwide Core Plus Bond
Fund, Class R6 (a) 730,225 7,696,572
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 20,069 210,921
Total Fixed Income Funds
(cost $33,384,632) 35,524,867
Total Investment Companies
(cost $217,057,535) 201,922,406
Exchange Traded Funds 8.7%
Equity Fund 6.8%
iShares Core MSCI Emerging
Markets ETF 347,658 15,178,748
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 25,851 4,310,396
Total Exchange Traded Funds
(cost $22,046,743) 19,489,144
Investment Contract 0.8%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 1,802,269 1,802,269
Total Investment Contract
(cost $1,802,269) 1,802,269
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(d)(e) 943 943
Total Short-Term Investment
(cost $943)
943
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $105, collateralized by
U.S. Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $107. (e)(f) 105 105
Total Repurchase Agreement
(cost $105) 105
Total Investments
(cost $240,907,595) — 100.0% 223,214,867
Liabilities in excess of other assets — 0.0%
†
(89,149)
NET ASSETS — 100.0% $ 223,125,718
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $1,000, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $943 and $105, respectively, a total value of
$1,048.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2020.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $1,048.
(f) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 90.6%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 100,458 874,986
Total Alternative Assets
(cost $990,652) 874,98 6
Equity Funds 78.3%
Nationwide International Index
Fund, Class R6(a) 5,750,142 37,893,434
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,059,105 13,270,591
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,432,604 91,590,588
Nationwide Small Cap Index
Fund, Class R6(a) 671,296 5,330,093
Total Equity Funds
(cost $163,702,303) 148,084,706
Fixed Income Funds 11.8%
Nationwide Bond Index Fund,
Class R6(a) 1,422,676 16,673,758
Nationwide Core Plus Bond
Fund, Class R6(a) 527,099 5,555,620
Total Fixed Income Funds
(cost $20,912,726) 22,229,378
Total Investment Companies
(cost $185,605,681) 171,189,070
Exchange Traded Funds 8.9%
Equity Fund 7.1%
iShares Core MSCI Emerging
Markets ETF 310,081 13,538,136
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF(b) 20,367 3,395,994
Total Exchange Traded Funds
(cost $19,347,081) 16,934,130
Investment Contract 0.5%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 959,356 959,356
Total Investment Contract
(cost $959,356) 959,356
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(d) 786 786
Total Short-Term Investment
(cost $786)
786
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $88, collateralized by
U.S. Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $90.(e)(f) 88 88
Total Repurchase Agreement
(cost $88) 88
Total Investments
(cost $205,912,992) — 100.0% 189,083,430
Liabilities in excess of other assets — 0.0%
†
(78,140)
NET ASSETS — 100.0% $ 189,005,290
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $834, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $786 and $88, respectively, a total value of
$874.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2020.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $874.
(f) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - April 30, 2020 (Unaudited) - Statement of Investments - 23
Investment Companies 91.0%
Shares Value ($)
Equity Funds 82.0%
Nationwide International Index
Fund, Class R6 (a) 4,832,715 31,847,591
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 861,519 10,794,829
Nationwide Multi-Cap Portfolio,
Class R6 (a) 7,978,352 77,469,798
Nationwide Small Cap Index
Fund, Class R6 (a) 585,183 4,646,355
Total Equity Funds
(cost $137,388,084) 124,758,573
Fixed Income Funds 9.0%
Nationwide Bond Index Fund,
Class R6 (a) 904,381 10,599,348
Nationwide Core Plus Bond
Fund, Class R6 (a) 301,009 3,172,633
Total Fixed Income Funds
(cost $12,938,964) 13,771,981
Total Investment Companies
(cost $150,327,048) 138,530,554
Exchange Traded Funds 9.0%
Equity Fund 7.1%
iShares Core MSCI Emerging
Markets ETF 247,568 10,808,819
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 17,030 2,839,582
Total Exchange Traded Funds
(cost $15,599,028) 13,648,401
Investment Contract 0.0%
†
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 41,751 41,751
Total Investment Contract
(cost $41,751) 41,751
Total Investments
(cost $165,967,827) — 100.0% 152,220,706
Liabilities in excess of other assets — 0.0%
†
(61,532)
NET ASSETS — 100.0% $ 152,159,174
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90 .5%
Shares Value ($)
Equity Funds 83.5%
Nationwide International Index
Fund, Class R6 (a) 4,083,737 26,911,829
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 795,265 9,964,674
Nationwide Multi-Cap Portfolio,
Class R6 (a) 6,687,248 64,933,179
Nationwide Small Cap Index
Fund, Class R6 (a) 486,038 3,859,143
Total Equity Funds
(cost $116,834,075) 105,668,825
Fixed Income Funds 7.0%
Nationwide Bond Index Fund,
Class R6 (a) 636,146 7,455,636
Nationwide Core Plus Bond
Fund, Class R6 (a) 136,162 1,435,151
Total Fixed Income Funds
(cost $8,337,703) 8,890,787
Total Investment Companies
(cost $125,171,778) 114,559,612
Exchange Traded Funds 9 .5%
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 220,534 9,628,514
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF(b) 14,123 2,354,869
Total Exchange Traded Funds
(cost $13,646,395) 11,983,383
Short-Term Investment 0 .0%
†
Shares Value ($)
Money Market Fund 0 .0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(c)(d) 6,290 6,290
Total Short-Term Investment
(cost $6,290)
6,290
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $700, collateralized by
U.S. Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $716. (d)(e) 700 700
Total Repurchase Agreement
(cost $700) 700
Total Investments
(cost $138,825,163) — 100.0% 126,549,985
Liabilities in excess of other assets — 0.0%
†
(57,440)
NET ASSETS — 100.0% $ 126,492,545
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $6,670, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $6,290 and $700, respectively, a total value of
$6,990.
(c) Represents 7-day effective yield as of April 30, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $6,990.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - April 30, 2020 (Unaudited) - Statement of Investments - 25
Investment Companies 91 .2%
Shares Value ($)
Equity Funds 84.4%
Nationwide International Index
Fund, Class R6 (a) 2,313,704 15,247,311
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 471,376 5,906,341
Nationwide Multi-Cap Portfolio,
Class R6 (a) 3,774,525 36,650,633
Nationwide Small Cap Index
Fund, Class R6 (a) 302,962 2,405,519
Total Equity Funds
(cost $66,648,013) 60,209,804
Fixed Income Funds 6.8%
Nationwide Bond Index Fund,
Class R6 (a) 357,033 4,184,431
Nationwide Core Plus Bond
Fund, Class R6 (a) 65,107 686,233
Total Fixed Income Funds
(cost $4,533,286) 4,870,664
Total Investment Companies
(cost $71,181,299) 65,080,468
Exchange Traded Funds 8 .8%
Shares Value ($)
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 125,898 5,496,706
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 4,770 795,350
Total Exchange Traded Funds
(cost $7,331,618) 6,292,056
Total Investments
(cost $78,512,917) — 100.0% 71,372,524
Liabilities in excess of other assets — 0.0%
†
(28,749)
NET ASSETS — 100.0% $ 71,343,775
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91 .0%
Shares Value ($)
Equity Funds 84.9%
Nationwide International Index
Fund, Class R6 (a) 798,487 5,262,028
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 161,020 2,017,584
Nationwide Multi-Cap Portfolio,
Class R6 (a) 1,309,772 12,717,887
Nationwide Small Cap Index
Fund, Class R6 (a) 103,009 817,894
Total Equity Funds
(cost $23,182,660) 20,815,393
Fixed Income Funds 6.1%
Nationwide Bond Index Fund,
Class R6 (a) 108,465 1,271,207
Nationwide Core Plus Bond
Fund, Class R6 (a) 21,825 230,040
Total Fixed Income Funds
(cost $1,402,462) 1,501,247
Total Investment Companies
(cost $24,585,122) 22,316,640
Exchange Traded Funds 8 .8%
Shares Value ($)
Equity Fund 7.9%
iShares Core MSCI Emerging
Markets ETF 44,465 1,941,341
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 1,348 224,766
Total Exchange Traded Funds
(cost $2,506,263) 2,166,107
Total Investments
(cost $27,091,385) — 99.8% 24,482,747
Other assets in excess of liabilities — 0.2% 55,510
NET ASSETS — 100.0% $ 24,538,257
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - April 30, 2020 (Unaudited) - Statement of Investments - 27
Investment Companies 91.1%
Shares Value ($)
Equity Funds 86.1%
Nationwide International Index
Fund, Class R6 (a) 29,785 196,284
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 6,095 76,372
Nationwide Multi-Cap Portfolio,
Class R6 (a) 51,017 495,378
Nationwide Small Cap Index
Fund, Class R6 (a) 3,877 30,779
Total Equity Funds
(cost $867,002) 798,813
Fixed Income Funds 5.0%
Nationwide Bond Index Fund,
Class R6 (a) 3,292 38,588
Nationwide Core Plus Bond
Fund, Class R6 (a) 725 7,644
Total Fixed Income Funds
(cost $46,081) 46,232
Total Investment Companies
(cost $913,083) 845,045
Exchange Traded Funds 8.9%
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 1,706 74,484
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 46 7,670
Total Exchange Traded Funds
(cost $90,261) 82,154
Total Investments
(cost $1,003,344) — 100.0% 927,199
Other assets in excess of liabilities — 0.0%
†
371
NET ASSETS — 100.0% $ 927,570
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 85.3%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 455,858 3,970,524
Total Alternative Assets
(cost $4,590,210) 3, 970,524
Equity Funds 34.6%
Nationwide International Index
Fund, Class R6(a) 824,096 5,430,793
Nationwide Mid Cap Market
Index Fund, Class R6(a) 101,025 1,265,843
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,727,626 16,775,247
Total Equity Funds
(cost $24,436,090) 23,471,883
Fixed Income Funds 44.8%
Nationwide Bond Index Fund,
Class R6(a) 1,652,994 19,373,090
Nationwide Core Plus Bond
Fund, Class R6(a) 622,621 6,562,423
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 422,960 4,445,305
Total Fixed Income Funds
(cost $28,562,075) 30,380,818
Total Investment Companies
(cost $57,588,375) 57,823,225
Exchange Traded Funds 4.4%
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 23,160 1,011,166
Fixed Income Fund 2.9%
iShares 20+ Year Treasury Bond
ETF 11,903 1,984,706
Total Exchange Traded Funds
(cost $2,758,576) 2,995,872
Investment Contract 10.3%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 6,985,695 6,985,695
Total Investment Contract
(cost $6,985,695) 6,985,695
Total Investments
(cost $67,332,646) — 100.0% 67,804,792
Liabilities in excess of other assets — 0.0%
†
(28,683)
NET ASSETS — 100.0% $ 67,776,109
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2020 Fund
Nationwide Destination
2025 Fund
Assets:
Investment securities of affiliated issuers, at value $ 171,763,601 $ 245,545,900
Investment securities of unaffiliated issuers, at value
*
8,205,940 17,429,817
Repurchase agreement, at value — —
Cash 11 —
Security lending income receivable 186 232
Receivable for investments sold 110,268 205,961
Receivable for capital shares issued 75,247 75,815
Total Assets 180,155,253 263,257,725
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 185,441 281,681
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 18,720 27,075
Distribution fees 19,509 27,046
Administrative servicing fees 36,869 44,064
Trustee fees 261 353
Professional fees 369 449
Total Liabilities 261,169 380,668
Net Assets $ 179,894,084 $ 262,877,057
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers 172,093,329 251,718,764
Cost of investment securities of unaffiliated issuers 7,804,013 17,996,856
Cost of repurchase agreement — —
Represented by:
Capital $ 181,862,351 $ 271,818,181
Total distributable earnings (loss) (1,968,267) (8,941,124)
Net Assets $ 179,894,084 $ 262,877,057

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide Destination
2030 Fund
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
$ 259,189,300 $ 203,724,675 $ 172,148,426 $ 138,572,305
18,272,429 19, 490,087 16,934,916 13,648,401
— 105 88 —
— — — —
37 43 35 205
1,359,673 230,323 — —
65,814 78,485 101,288 95,120
278,887,253 223,523,718 189,184,753 152,316,031
— — 86,896 43,462
1,425,395 308,806 14,341 51,610
— 1,048 874 —
28,429 22,646 19,116 15,312
28,769 23,724 20,597 16,693
40,989 41,049 37,066 29,337
377 338 263 219
397 389 310 224
1,524,356 398,000 179,463 156,857
$ 277,362,897 $ 223,125,718 $ 189,005,290 $ 152,159,174
— 1,000 834 —
271,789,145 218,859,804 186,565,037 150,368,799
20,894,797 22,047,686 19,347,867 15,599,028
— 105 88 —
$ 295,509,972 $ 243,661,153 $ 208,541,954 $ 168,366,494
(18,147,075) (20,535,435) (19,536,664) (16,207,320)
$ 277,362,897 $ 223,125,718 $ 189,005,290 $ 152,159,174

32 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2020 Fund
Nationwide Destination
2025 Fund
Net Assets:
Class A Shares $ 19,826,646 $ 32,861,862
Class R Shares 38,519,328 51,180,275
Class R6 Shares 42,617,917 59,965,107
Institutional Service Class Shares 78,930,193 118,869,813
Total $ 179,894,084 $ 262,877,057
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 2,345,594 3,871,535
Class R Shares 4,571,621 6,050,344
Class R6 Shares 5,003,484 7,006,575
Institutional Service Class Shares 9,314,773 13,980,251
Total 21,235,472 30,908,705
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8.45(a) $ 8.49(a)
Class R Shares $ 8.43 $ 8.46
Class R6 Shares $ 8.52 $ 8.56
Institutional Service Class Shares $ 8.47 $ 8.50
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8.97 $ 9.01
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide Destination
2030 Fund
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
$ 39,113,068 $ 34,889,137 $ 31,898,506 27,960,281
51,954,356 42,664,749 36,948,200 28,859,135
65,687,220 50,313,060 41,616,005 39,407,090
120,608,253 95,258,772 78,542,579 55,932,668
$ 277,362,897 $ 223,125,718 $ 189,005,290 $ 152,159,174
4,961,530 4,236,700 4,026,530 3,383,060
6,641,273 5,223,272 4,698,874 3,529,978
8,262,067 6,049,890 5,191,722 4,725,429
15,275,395 11,542,529 9,846,052 6,776,277
35,140,265 27,052,391 23,763,178 18,414,744
$ 7.88(a) $ 8.23 (a) $ 7.92(a) $ 8.26(a)
$ 7.82 $ 8.17 $ 7.86 $ 8.18
$ 7.95 $ 8.32 $ 8.02 $ 8.34
$ 7.90 $ 8.25 $ 7.98 $ 8.25
$ 8.36 $ 8.73 $ 8.40 $ 8.76
5.75% 5.75% 5.75% 5.75%

34 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2050 Fund
Nationwide Destination
2055 Fund
Assets:
Investment securities of affiliated issuers, at value $ 114,559,612 $ 65,080,468
Investment securities of unaffiliated issuers, at value
*
11,989,673 6,292,056
Repurchase agreement, at value 700 —
Cash — 1,965
Interest receivable — —
Security lending income receivable 27 9
Receivable for investments sold 83,928 11,744
Receivable for capital shares issued 57,934 40,547
Total Assets 126,691,874 71,426,789
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 141,822 54,236
Payable upon return of securities loaned (Note 2) 6,990 —
Accrued expenses and other payables:
Investment advisory fees 12,723 7,204
Distribution fees 15,763 8,293
Administrative servicing fees 21,668 13,081
Trustee fees 178 96
Professional fees 185 104
Total Liabilities 199,329 83,014
Net Assets $ 126,492,545 $ 71,343,775
* Includes value of securities on loan (Note 2) 6,670 —
Cost of investment securities of affiliated issuers 125,171,778 71,181,299
Cost of investment securities of unaffiliated issuers 13,652,685 7,331,618
Cost of repurchase agreement 700 —
Represented by:
Capital $ 140,879,732 $ 80,428,940
Total distributable earnings (loss) (14,387,187) (9,085,165)
Net Assets $ 126,492,545 $ 71,343,775

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund(a)
Nationwide Destination Retirement
Fund
$ 22,316,640 $ 845,045 $ 64,808,920
2,166,107 82,154 2,995,872
— — —
92,505 336 —
3 — —
2 — 23
— — —
37,155 148 16,234
24,612,412 927,683 67,821,049
— — 14,858
65,792 — 1,303
— — —
2,420 93 7,060
2,226 3 10,035
3,685 6 11,349
25 8 196
7 3 139
74,155 113 44,940
$ 24,538,257 $ 927,570 $ 67,776,109
— — —
24,585,122 913,083 64,574,070
2,506,263 90,261 2,758,576
— — —
$ 27,543,465 $ 1,004,858 $ 68,230,322
(3,005,208) (77,288) (454,213)
$ 24,538,257 $ 927,570 $ 67,776,109

36 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2050 Fund
Nationwide Destination
2055 Fund
Net Assets:
Class A Shares $ 24,705,908 $ 15,073,144
Class R Shares 28,146,329 13,791,459
Class R6 Shares 31,485,552 20,069,978
Institutional Service Class Shares 42,154,756 22,409,194
Total $ 126,492,545 $ 71,343,775
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,438,815 1,369,979
Class R Shares 3,985,418 1,258,196
Class R6 Shares 4,362,637 1,809,755
Institutional Service Class Shares 5,868,402 2,024,179
Total 17,655,272 6,462,109
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7.18(b) $ 11.00 (b)
Class R Shares $ 7.06 $ 10.96
Class R6 Shares $ 7.22 $ 11.09
Institutional Service Class Shares $ 7.18 $ 11.07
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 7.62 $ 11.67
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through April 30, 2020.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 37
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund(a)
Nationwide Destination Retirement
Fund
$ 7,100,829 $ 4,608 10,379,925
2,308,582 6,705 19,596,495
5,862,385 911,647 16,621,541
9,266,461 4,610 21,178,148
$ 24,538,257 $ 927,570 $ 67,776,109
766,776 500 1,324,249
249,826 728 2,512,592
630,257 98,838 2,112,667
997,724 500 2,698,938
2,644,583 100,566 8,648,446
$ 9.26(b) $ 9.22(b) $ 7.84(b)
$ 9.24 $ 9.21 $ 7.80
$ 9.30 $ 9.22 $ 7.87
$ 9.29 $ 9.22 $ 7.85
$ 9.82 $ 9.78 $ 8.32
5 .75% 5.75% 5.75%

38 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2020
Fund
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,488,985 $ 7,316,126
Interest income from affiliated issuers 236,038 184,839
Dividend income from unaffiliated issuers 154,319 367,804
Income from securities lending (Note 2) 977 1,015
Interest income(unaffiliated) 19 97
Total Income 4,880,338 7,869,881
EXPENSES:
Investment advisory fees 125,526 185,398
Distribution fees Class A 26,454 43,133
Distribution fees Class R 105,399 142,046
Administrative servicing fees Class A 26,454 39,689
Administrative servicing fees Class R 52,699 71,023
Administrative servicing fees Institutional Service Class 105,941 161,759
Professional fees 1,831 2,686
Trustee fees 3,112 4,589
Total Expenses 447,416 650,323
NET INVESTMENT INCOME 4,432,922 7,219,558
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 990,375 2,165,824
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (491,836) (1,655,650)
Transactions in investment securities of unaffiliated issuers 3,730 225,258
Net realized gains (losses) 502,269 735,432
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (9,817,498) (19,659,099)
Investment securities of unaffiliated issuers 318,529 (421,886)
Net change in unrealized appreciation/depreciation (9,498,969) (20,080,985)
Net realized/unrealized gains (losses) (8,996,700) (19,345,553)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (4,563,778) $ (12,125,995)

Target Destination Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 39
Nationwide Destination
2030 Fund
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
$ 8,764,278 $ 7,915,655 $ 6,962,275 $ 5,801,448
67,243 39,408 31,426 2,357
441,199 490,925 424,476 345,711
825 1,496 1,172 1,202
505 531 167 165
9,274,050 8,448,015 7,419,516 6,150,883
197,550 162,007 135,846 109,166
53,214 47,695 43,568 38,974
150,944 129,009 105,866 82,760
48,948 47,695 43,568 38,974
75,472 64,505 52,933 41,380
165,160 132,151 108,007 75,585
2,894 2,408 2,000 1,600
4,873 4,022 3,374 2,690
699,055 589,492 495,162 391,129
8,574,995 7,858,523 6,924,354 5,759,754
2,849,490 2,789,306 2,540,420 2,126,118
(1,801,352) (1,289,805) (1,536,935) (1,416,408)
(128,771) (176,802) (111,647) (98,767)
919,367 1,322,699 891,838 610,943
(27,269,076) (27,721,013) (25,480,322) (21,358,091)
(1,439,945) (1,400,044) (1,546,641) (1,224,764)
(28,709,021) (29,121,057) (27,026,963) (22,582,855)
(27,789,654) (27,798,358) (26,135,125) (21,971,912)
$ (19,214,659) $ (19,939,835) $ (19,210,771) $ (16,212,158)

40 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,823,873 $ 2,706,840
Dividend income from unaffiliated issuers 298,414 160,028
Income from securities lending (Note 2) 758 98
Interest income(unaffiliated) 136 105
Interest income from affiliated issuers — —
Total Income 5,123,181 2,867,071
EXPENSES:
Investment advisory fees 89,874 50,509
Distribution fees Class A 33,206 20,372
Distribution fees Class R 80,505 39,676
Administrative servicing fees Class A 33,206 20,372
Administrative servicing fees Class R 40,252 19,838
Administrative servicing fees Institutional Service Class 56,962 29,856
Professional fees 1,326 737
Trustee fees 2,215 1,241
Total Expenses 337,546 182,601
NET INVESTMENT INCOME 4,785,635 2,684,470
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 1,820,852 1,038,551
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,043,049) (917,497)
Transactions in investment securities of unaffiliated issuers (120,814) (112,669)
Net realized gains (losses) 656,989 8,385
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (18,200,529) (10,391,412)
Investment securities of unaffiliated issuers (1,081,025) (721,219)
Net change in unrealized appreciation/depreciation (19,281,554) (11,112,631)
Net realized/unrealized gains (losses) (18,624,565) (11,104,246)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (13,838,930) $ (8,419,776)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through April 30, 2020.
(b) Includes unrealized appreciation $843,805 from the merger (Note 11).
(c) Includes unrealized appreciation $33,086 from the merger (Note 11).

Target Destination Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 41
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund(a)
Nationwide Destination Retirement
Fund
$ 837,631 $ 360 $ 1,351,692
51,221 24 30,550
20 — 245
84 191 10
— — 100,079
888,956 575 1,482,576
15,971 183 43,333
9,300 2 10,339
5,777 4 47,047
9,300 2 9,095
2,889 2 23,524
11,344 1 29,706
221 3 694
380 8 1,194
55,182 205 164,932
833,774 370 1,317,644
321,260 — 248,847
(173,934) (1,030) (563,077)
(15,914) (483) 130,934
131,412 (1,513) (183,296)
(3,423,326) (68,038) (3,096,612)(b)
(271,017) (8,107) 110 ,124 (c )
(3,694,343) (76,145) (2,986,488)
(3,562,931) (77,658) (3,169,784)
$ (2,729,157) $ (77,288) $ (1,852,140)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2020 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 4,432,922 $ 4,301,467
Net realized gains 502,269 5,888,500
Net change in unrealized appreciation/depreciation (9,498,969) 9,354,792
Change in net assets resulting from operations (4,563,778) 19,544,759
Distributions to Shareholders From:
Distributable earnings:
Class A (1,273,560) (1,667,161)
Class C — (129,165)
Class R (2,405,098) (3,722,580)
Class R6 (2,763,965) (4,225,786)
Institutional Service Class (5,191,006) (7,066,355)
Change in net assets from shareholder distributions (11,633,629) (16,811,047)
Change in net assets from capital transactions (7,505,506) (10,538,378)
Change in net assets (23,702,913) (7,804,666)
Net Assets:
Beginning of period 203,596,997 211,401,663
End of period $ 179,894,084 $ 203,596,997
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,584,952 $ 3,685,066
Proceeds from shares issued from class conversion (Note 1) — 1,708,760
Dividends reinvested 1,273,535 1,667,093
Cost of shares redeemed (3,736,838) (5,757,330)
Total Class A Shares (878,351) 1,303,589
Class C Shares
Proceeds from shares issued — 80,984
Dividends reinvested — 129,165
Cost of shares redeemed in class conversion (Note 1) — (1,708,760)
Cost of shares redeemed — (896,040)
Total Class C Shares — (2,394,651)
Class R Shares
Proceeds from shares issued 2,809,423 4,646,870
Dividends reinvested 2,405,098 3,722,580
Cost of shares redeemed (8,914,869) (12,571,614)
Total Class R Shares (3,700,348) (4,202,164)
Class R6 Shares
Proceeds from shares issued 4,517,605 10,963,341
Dividends reinvested 2,763,965 4,225,786
Cost of shares redeemed (8,215,761) (17,109,773)
Total Class R6 Shares (934,191) (1,920,646)
Institutional Service Class Shares
Proceeds from shares issued 11,312,620 15,653,313
Dividends reinvested 5,191,006 7,066,355
Cost of shares redeemed (18,496,242) (26,044,174)
Total Institutional Service Class Shares (1,992,616) (3,324,506)
Change in net assets from capital transactions $ (7,505,506) $ (10,538,378)

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Destination 2025 Fund Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 7,219,558 $ 5,945,881 $ 8,574,995 $ 5,971,098
735,432 11,301,189 919,367 14,077,685
(20,080,985) 11,730,774 (28,709,021) 11,650,369
(12,125,995) 28,977,844 (19,214,659) 31,699,152
(2,402,131) (2,833,602) (3,445,699) (3,989,082)
— (165,281) — (160,756)
(3,920,257) (5,091,507) (4,885,666) (6,305,065)
(4,732,571) (6,220,953) (5,629,706) (6,812,594)
(9,384,942) (10,087,697) (10,932,686) (11,567,961)
(20,439,901) (24,399,040) (24,893,757) (28,835,458)
(3,876,835) 8,349,706 1,815,032 25,093,189
(36,442,731) 12,928,510 (42,293,384) 27,956,883
299,319,788 286,391,278 319,656,281 291,699,398
$ 262,877,057 $ 299,319,788 $ 277,362,897 $ 319,656,281
$ 2,983,094 $ 5,316,021 $ 2,578,905 $ 9,407,007
— 1,974,152 — 1,642,923
2,402,103 2,823,140 3,445,699 3,989,082
(4,256,923) (9,078,293) (7,480,111) (8,959,493)
1,128,274 1,035,020 (1,455,507) 6,079,519
— 164,661 — 242,567
— 165,281 — 160,756
— (1,974,152) — (1,642,923)
— (448,898) — (499,353)
— (2,093,108) — (1,738,953)
1,814,510 4,795,097 1,799,002 5,138,621
3,920,257 5,091,507 4,885,666 6,305,065
(9,618,852) (12,746,134) (11,132,222) (14,655,119)
(3,884,085) (2,859,530) (4,447,554) (3,211,433)
8,149,686 9,764,073 10,148,057 10,483,241
4,732,571 6,220,953 5,629,706 6,812,594
(14,581,366) (19,324,862) (11,129,566) (12,810,968)
(1,699,109) (3,339,836) 4,648,197 4,484,867
17,865,587 27,341,133 14,050,686 28,946,242
9,384,942 10,087,697 10,932,686 11,567,961
(26,672,444) (21,821,670) (21,913,476) (21,035,014)
578,085 15,607,160 3,069,896 19,479,189
$ (3,876,835) $ 8,349,706 $ 1,815,032 $ 25,093,189

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2020 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 182,840 418,554
Issued in class conversion (Note 1) — 190,780
Reinvested 143,296 202,249
Redeemed (425,347) (649,080)
Total Class A Shares (99,211) 162,503
Class C Shares
Issued — 10,214
Reinvested — 16,005
Redeemed in class conversion (Note 1) — (193,649)
Redeemed — (100,940)
Total Class C Shares — (268,370)
Class R Shares
Issued 313,744 524,168
Reinvested 271,215 454,370
Redeemed (1,011,551) (1,422,442)
Total Class R Shares (426,592) (443,904)
Class R6 Shares
Issued 504,356 1,210,892
Reinvested 309,607 508,192
Redeemed (912,608) (1,904,988)
Total Class R6 Shares (98,645) (185,904)
Institutional Service Class Shares
Issued 1,280,786 1,759,236
Reinvested 583,405 854,776
Redeemed (2,092,883) (2,906,253)
Total Institutional Service Class Shares (228,692) (292,241)
Total change in shares (853,140) (1,027,916)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Destination 2025 Fund Nationwide Destination 2030 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
337,683 587,741 302,994 1,090,363
— 214,759 — 188,329
262,179 334,657 393,458 500,800
(478,891) (985,975) (854,013) (1,016,928)
120,971 151,182 (157,561) 762,564
— 19,132 — 31,385
— 19,974 — 20,581
— (217,324) — (190,809)
— (49,766) — (60,191)
— (227,984) — (199,034)
202,094 529,150 208,667 587,507
428,538 606,592 561,571 799,274
(1,068,600) (1,389,168) (1,337,018) (1,675,113)
(437,968) (253,426) (566,780) (288,332)
878,597 1,054,883 1,147,549 1,186,923
513,920 730,426 639,803 846,747
(1,582,102) (2,092,516) (1,248,000) (1,460,546)
(189,585) (307,207) 539,352 573,124
1,960,287 2,964,798 1,621,538 3,294,101
1,024,315 1,191,722 1,248,786 1,447,787
(2,947,773) (2,365,247) (2,554,891) (2,377,020)
36,829 1,791,273 315,433 2,364,868
(469,753) 1,153,838 130,444 3,213,190

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 7,858,523 $ 4,806,054
Net realized gains 1,322,699 12,721,649
Net change in unrealized appreciation/depreciation (29,121,057) 9,899,801
Change in net assets resulting from operations (19,939,835) 27,427,504
Distributions to Shareholders From:
Distributable earnings:
Class A (3,494,018) (3,728,069)
Class C — (159,807)
Class R (4,965,437) (5,521,203)
Class R6 (5,005,605) (5,085,673)
Institutional Service Class (9,990,754) (9,159,453)
Change in net assets from shareholder distributions (23,455,814) (23,654,205)
Change in net assets from capital transactions 37,546 14,326,388
Change in net assets (43,358,103) 18,099,687
Net Assets:
Beginning of period 266,483,821 248,384,134
End of period $ 223,125,718 $ 266,483,821
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,084,177 $ 6,128,686
Proceeds from shares issued from class conversion (Note 1) — 1,681,318
Dividends reinvested 3,493,879 3,727,855
Cost of shares redeemed (4,254,952) (11,182,736)
Total Class A Shares 1,323,104 355,123
Class C Shares
Proceeds from shares issued — 95,457
Dividends reinvested — 159,807
Cost of shares redeemed in class conversion (Note 1) — (1,681,318)
Cost of shares redeemed — (228,133)
Total Class C Shares — (1,654,187)
Class R Shares
Proceeds from shares issued 1,637,390 4,567,517
Dividends reinvested 4,965,437 5,521,203
Cost of shares redeemed (12,839,152) (14,749,599)
Total Class R Shares (6,236,325) (4,660,879)
Class R6 Shares
Proceeds from shares issued 7,172,771 13,418,456
Dividends reinvested 5,005,605 5,085,673
Cost of shares redeemed (10,221,357) (11,356,575)
Total Class R6 Shares 1,957,019 7,147,554
Institutional Service Class Shares
Proceeds from shares issued 10,265,012 23,168,537
Dividends reinvested 9,990,754 9,159,453
Cost of shares redeemed (17,262,018) (19,189,213)
Total Institutional Service Class Shares 2,993,748 13,138,777
Change in net assets from capital transactions $ 37,546 $ 14,326,388

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Destination 2040 Fund Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 6,924,354 $ 3,767,974 $ 5,759,754 $ 2,923,987
891,838 11,101,564 610,943 8,363,263
(27,026,963) 8,380,123 (22,582,855) 7,492,023
(19,210,771) 23,249,661 (16,212,158) 18,779,273
(3,426,096) (3,339,255) (3,021,288) (3,070,563)
— (54,598) — (151,012)
(4,231,999) (4,587,152) (3,255,413) (3,717,415)
(4,485,137) (4,835,495) (4,217,795) (4,103,978)
(8,689,130) (7,432,648) (5,947,469) (5,058,345)
(20,832,362) (20,249,148) (16,441,965) (16,101,313)
8,565,623 13,109,227 8,335,298 14,610,725
(31,477,510) 16,109,740 (24,318,825) 17,288,685
220,482,800 204,373,060 176,477,999 159,189,314
$ 189,005,290 $ 220,482,800 $ 152,159,174 $ 176,477,999
$ 2,646,567 $ 6,804,383 $ 1,988,419 $ 6,031,711
— 848,979 — 1,418,435
3,426,096 3,339,255 3,021,288 3,070,563
(3,800,754) (8,331,092) (4,153,638) (8,917,621)
2,271,909 2,661,525 856,069 1,603,088
— 233,119 — 76,463
— 54,598 — 151,012
— (848,979) — (1,418,435)
— (6,081) — (323,239)
— (567,343) — (1,514,199)
1,469,256 4,693,440 1,557,756 3,693,324
4,231,999 4,587,152 3,255,413 3,717,415
(6,545,278) (13,860,973) (5,723,456) (10,499,830)
(844,023) (4,580,381) (910,287) (3,089,091)
7,198,090 8,456,913 4,436,228 9,748,725
4,485,137 4,835,495 4,217,795 4,103,978
(9,323,824) (13,518,707) (5,797,151) (8,992,022)
2,359,403 (226,299) 2,856,872 4,860,681
10,118,835 20,999,785 7,989,003 16,179,387
8,689,130 7,432,648 5,947,469 5,058,345
(14,029,631) (12,610,708) (8,403,828) (8,487,486)
4,778,334 15,821,725 5,532,644 12,750,246
$ 8,565,623 $ 13,109,227 $ 8,335,298 $ 14,610,725

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 230,306 653,343
Issued in class conversion (Note 1) — 180,353
Reinvested 371,294 438,324
Redeemed (468,122) (1,185,834)
Total Class A Shares 133,478 86,186
Class C Shares
Issued — 10,118
Reinvested — 19,309
Redeemed in class conversion (Note 1) — (184,428)
Redeemed — (24,686)
Total Class C Shares — (179,687)
Class R Shares
Issued 177,738 490,797
Reinvested 531,631 654,708
Redeemed (1,417,412) (1,574,893)
Total Class R Shares (708,043) (429,388)
Class R6 Shares
Issued 768,027 1,408,417
Reinvested 527,697 591,204
Redeemed (1,051,254) (1,194,040)
Total Class R6 Shares 244,470 805,581
Institutional Service Class Shares
Issued 1,125,997 2,452,191
Reinvested 1,060,590 1,072,330
Redeemed (1,871,974) (1,999,839)
Total Institutional Service Class Shares 314,613 1,524,682
Total change in shares (15,482) 1,807,374
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Destination 2040 Fund Nationwide Destination 2045 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
302,328 747,619 218,837 637,374
— 93,613 — 149,844
374,028 405,663 313,737 358,679
(433,002) (900,364) (446,775) (930,440)
243,354 346,531 85,799 215,457
— 28,261 — 8,189
— 6,709 — 17,996
— (94,341) — (152,198)
— (728) — (36,396)
— (60,099) — (162,409)
166,236 510,549 174,206 387,139
465,055 562,541 341,238 439,148
(746,031) (1,503,688) (630,338) (1,104,470)
(114,740) (430,598) (114,894) (278,183)
771,553 910,412 468,185 1,007,525
484,356 580,386 434,824 473,813
(1,013,817) (1,448,834) (611,512) (924,533)
242,092 41,964 291,497 556,805
1,150,470 2,266,183 887,135 1,686,412
942,422 895,888 618,883 589,393
(1,564,663) (1,343,812) (910,867) (870,687)
528,229 1,818,259 595,151 1,405,118
898,935 1,716,057 857,553 1,736,788

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 4,785,635 $ 2,366,568
Net realized gains 656,989 7,279,959
Net change in unrealized appreciation/depreciation (19,281,554) 5,818,827
Change in net assets resulting from operations (13,838,930) 15,465,354
Distributions to Shareholders From:
Distributable earnings:
Class A (2,639,400) (2,337,756)
Class C — (8,822)
Class R (3,286,349) (3,123,843)
Class R6 (3,442,816) (3,169,908)
Institutional Service Class (4,671,918) (3,305,122)
Change in net assets from shareholder distributions (14,040,483) (11,945,451)
Change in net assets from capital transactions 9,503,021 10,556,641
Change in net assets (18,376,392) 14,076,544
Net Assets:
Beginning of period 144,868,937 130,792,393
End of period $ 126,492,545 $ 144,868,937
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,681,036 $ 6,342,633
Proceeds from shares issued from class conversion (Note 1) — 124,728
Dividends reinvested 2,639,400 2,337,756
Cost of shares redeemed (3,362,366) (7,480,163)
Total Class A Shares 1,958,070 1,324,954
Class C Shares
Proceeds from shares issued — 20,063
Dividends reinvested — 8,822
Cost of shares redeemed in class conversion (Note 1) — (124,728)
Cost of shares redeemed — (143)
Total Class C Shares — (95,986)
Class R Shares
Proceeds from shares issued 2,395,136 4,011,373
Dividends reinvested 3,286,349 3,123,843
Cost of shares redeemed (4,767,242) (10,396,278)
Total Class R Shares 914,243 (3,261,062)
Class R6 Shares
Proceeds from shares issued 4,695,679 8,223,608
Dividends reinvested 3,442,816 3,169,908
Cost of shares redeemed (5,640,937) (8,851,640)
Total Class R6 Shares 2,497,558 2,541,876
Institutional Service Class Shares
Proceeds from shares issued 7,753,999 15,443,706
Dividends reinvested 4,671,918 3,305,122
Cost of shares redeemed (8,292,767) (8,701,969)
Total Institutional Service Class Shares 4,133,150 10,046,859
Change in net assets from capital transactions $ 9,503,021 $ 10,556,641

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Destination 2055 Fund Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 2,684,470 $ 1,288,957 $ 833,774 $ 343,209
8,385 3,656,925 131,412 493,602
(11,112,631) 3,714,326 (3,694,343) 1,539,360
(8,419,776) 8,660,208 (2,729,157) 2,376,171
(1,599,683) (1,474,397) (516,171) (393,434)
— (3,135) — (6,875)
(1,556,496) (1,423,739) (162,504) (111,956)
(2,121,028) (1,656,648) (411,245) (314,333)
(2,329,970) (1,566,223) (607,455) (451,024)
(7,607,177) (6,124,142) (1,697,375) (1,277,622)
7,177,231 6,369,810 4,814,468 6,257,877
(8,849,722) 8,905,876 387,936 7,356,426
80,193,497 71,287,621 24,150,321 16,793,895
$ 71,343,775 $ 80,193,497 $ 24,538,257 $ 24,150,321
$ 1,468,187 $ 3,788,903 $ 1,289,756 $ 2,808,752
— 38,729 — 110,345
1,599,683 1,474,397 516,171 393,195
(2,094,297) (5,997,352) (920,305) (1,566,165)
973,573 (695,323) 885,622 1,746,127
— 6,816 — 92,432
— 3,135 — 6,875
— (38,729) — (110,345)
— (9,521) — (105,716)
— (38,299) — (116,754)
1,410,160 3,380,274 593,742 1,064,026
1,556,496 1,423,739 162,504 111,956
(3,008,757) (6,002,471) (353,105) (576,661)
(42,101) (1,198,458) 403,141 599,321
3,290,504 6,923,139 1,648,264 2,647,475
2,121,028 1,656,648 411,245 314,333
(2,749,861) (5,843,601) (1,010,977) (1,328,745)
2,661,671 2,736,186 1,048,532 1,633,063
4,595,579 9,147,246 2,769,990 5,156,996
2,329,970 1,566,223 607,455 451,024
(3,341,461) (5,147,765) (900,272) (3,211,900)
3,584,088 5,565,704 2,477,173 2,396,120
$ 7,177,231 $ 6,369,810 $ 4,814,468 $ 6,257,877

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 356,597 755,004
Issued in class conversion (Note 1) — 15,056
Reinvested 313,096 311,751
Redeemed (408,876) (889,979)
Total Class A Shares 260,817 191,832
Class C Shares
Issued — 2,464
Reinvested — 1,208
Redeemed in class conversion (Note 1) — (15,407)
Redeemed — (17)
Total Class C Shares — (11,752)
Class R Shares
Issued 294,559 484,768
Reinvested 396,423 423,611
Redeemed (616,960) (1,246,697)
Total Class R Shares 74,022 (338,318)
Class R6 Shares
Issued 568,702 972,228
Reinvested 407,434 419,764
Redeemed (668,294) (1,042,271)
Total Class R6 Shares 307,842 349,721
Institutional Service Class Shares
Issued 976,046 1,830,497
Reinvested 554,860 438,885
Redeemed (998,107) (1,011,340)
Total Institutional Service Class Shares 532,799 1,258,042
Total change in shares 1,175,480 1,449,525
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Destination 2055 Fund Nationwide Destination 2060 Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
125,043 295,844 126,604 266,773
— 3,048 — 10,582
123,337 128,269 47,096 41,448
(162,029) (464,035) (87,818) (148,426)
86,351 (36,874) 85,882 170,377
— 529 — 9,230
— 275 — 737
— (3,059) — (10,608)
— (736) — (9,927)
— (2,991) — (10,568)
116,808 263,664 59,159 100,759
120,379 124,472 14,854 11,838
(255,557) (464,479) (33,010) (53,264)
(18,370) (76,343) 41,003 59,333
267,386 538,505 161,464 249,601
162,531 142,469 37,420 32,849
(223,931) (447,864) (90,907) (124,739)
205,986 233,110 107,977 157,711
374,226 705,730 276,047 486,703
178,679 134,865 55,324 47,296
(276,261) (388,888) (91,815) (303,049)
276,644 451,707 239,556 230,950
550,611 568,609 474,418 607,803

54 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2065
Fund
Nationwide Destination Retirement
Fund
Period Ended
April 30, 2020(a)
(Unaudited)
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 370 $ 1,317,644 $ 1,434,907
Net realized gains (losses) (1,513) (183,296) 2,020,346
Net change in unrealized appreciation/depreciation (76,145) (2,986,488) 2,443,851
Change in net assets resulting from operations (77,288) (1,852,140) 5,899,104
Distributions to Shareholders From:
Distributable earnings:
Class A — (327,266) (374,855)
Class C — — (60,806)
Class R — (895,365) (1,339,133)
Class R6 — (901,335) (1,151,919)
Institutional Service Class — (1,461,965) (1,759,565)
Change in net assets from shareholder distributions — (3,585,931) (4,686,278)
Change in net assets from capital transactions 1,004,858 9,189,187 (7,500,079)
Change in net assets 927,570 3,751,116 (6,287,253)
Net Assets:
Beginning of period — 64,024,993 70,312,246
End of period $ 927,570 $ 67,776,109 $ 64,024,993
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,000 $ 999,836 $ 1,625,131
Proceeds from shares issued from merger (Note 11) — 5,715,624 —
Proceeds from shares issued from class conversion (Note 1) — — 648,943
Dividends reinvested — 327,134 374,855
Cost of shares redeemed — (1,806,630) (2,453,477)
Total Class A Shares 5,000 5,235,964 195,452
Class C Shares
Proceeds from shares issued — — 41,400
Dividends reinvested — — 60,759
Cost of shares redeemed in class conversion (Note 1) — — (648,943)
Cost of shares redeemed — — (492,172)
Total Class C Shares — — (1,038,956)
Class R Shares
Proceeds from shares issued 6,951 1,087,502 1,123,454
Proceeds from shares issued from merger (Note 11) — 7,659,677 —
Dividends reinvested — 895,365 1,339,133
Cost of shares redeemed — (6,927,165) (5,791,314)
Total Class R Shares 6,951 2,715,379 (3,328,727)
Class R6 Shares
Proceeds from shares issued 987,929 6,102,164 3,500,505
Proceeds from shares issued from merger (Note 11) — 4,105,129 —
Dividends reinvested — 901,335 1,151,919
Cost of shares redeemed (22) (6,943,582) (7,541,427)
Total Class R6 Shares 987,907 4,165,046 (2,889,003)
Institutional Service Class Shares
Proceeds from shares issued 5,000 3,462,176 6,153,182
Proceeds from shares issued from merger (Note 11) — 16,004 —
Dividends reinvested — 1,461,965 1,759,565
Cost of shares redeemed — (7,867,347) (8,351,592)
Total Institutional Service Class Shares 5,000 (2,927,202) (438,845)
Change in net assets from capital transactions $ 1,004,858 $ 9,189,187 $ (7,500,079)

Target Destination Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 55
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2065
Fund
Nationwide Destination Retirement
Fund
Period Ended
April 30, 2020(a)
(Unaudited)
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 500 126,532 198,049
Issued in merger (Note 11) — 691,598 —
Issued in class conversion (Note 1) — — 78,425
Reinvested — 40,353 48,852
Redeemed — (226,786) (300,469)
Total Class A Shares 500 631,697 24,857
Class C Shares
Issued — — 5,121
Reinvested — — 8,057
Redeemed in class conversion (Note 1) — — (79,031)
Redeemed — — (62,751)
Total Class C Shares — — (128,604)
Class R Shares
Issued 728 133,519 139,887
Issued in merger (Note 11) — 931,453 —
Reinvested — 110,646 175,903
Redeemed — (863,895) (719,623)
Total Class R Shares 728 311,723 (403,833)
Class R6 Shares
Issued 98,840 727,746 427,727
Issued in merger (Note 11) — 494,899 —
Reinvested — 110,872 149,627
Redeemed (2) (856,643) (925,302)
Total Class R6 Shares 98,838 476,874 (347,948)
Institutional Service Class Shares
Issued 500 428,728 762,314
Issued in merger (Note 11) — 1,934 —
Reinvested — 179,907 228,710
Redeemed — (970,944) (1,022,415)
Total Institutional Service Class Shares 500 (360,375) (31,391)
Total change in shares 100,566 1,059,919 (886,919)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through April 30, 2020.

56 - Statements of Cash Flows - For the Six Months Ended April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide
Destination 2020
Fund
Nationwide
Destination
Retirement Fund
INCREASE IN CASH 11 0
Cash flows provided by operating activities 19,171,390 12,030,114
Net decrease in net assets from operations $ (4,563,778) $ (1,852,140)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities: 19171390 12030114
Purchase of investment securities of affiliated issuers (41,146,016) (17,134,420)
Proceeds from disposition of investment securities of affiliated issuers 58,198,445 28,105,909
Purchase of investment securities of unaffiliated issuers (759,264) (200,735)
Proceeds from disposition of investment securities of unaffiliated issuers 3,156,566 1,257,333
Reinvestment of dividend income from affiliated issuers (4,488,985) (1,351,692)
Reinvestment of interest income from affiliated issuers (236,038) (100,079)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 9,817,498 3,096,612
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (318,529) (110,124)
Reinvestment of net realized gains distributions from affiliated issuers (990,375) (248,847)
Net realized loss from investment transactions with affiliated issuers 491,836 563,077
Net realized gain from transactions in investment securities (3,730) (130,934)
Decrease in receivable for investments sold 25,419 116,709
Increase in securities lending income receivable (186) (23)
Decrease in interest and dividends receivable – 11,782
Decrease in prepaid expenses – 2
Increase in payable for investments purchased – 14,858
Decrease in investment advisory fees payable (3,810) (1,705)
Decrease in fund administration fees payable – (3,700)
Decrease in distribution fees payable (4,722) (2,115)
Increase (decrease) in administrative servicing fees payable (1,315) 780
Increase (decrease) in trustee fees payable (168) 50
Decrease in professional fees payable (1,458) (483)
Net cash provided by operating activities 19,171,390 12,030,115
Cash flows used in financing activities (19171379) (12030115)
Proceeds from shares issued 20,177,957 11,653,410
Cost of shares redeemed (39,337,632) (23,682,784)
Cash overdraft (11,679) (609)
Cash distributions paid to shareholders (25) (132)
Net cash used in financing activities (19,171,379) (12,030,115)
Net increase in cash 11 –
Cash:
Beginning of period – –
End of period $ 11 $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $11,633,604 $3,585,799
Non-cash financing activities not included herein consist of securities and other assets and liabilities from merger. $– $17,496,240
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $5,715,398 $1,700,618
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
sha
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2020 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .20 0.20 (0.43) (0.23) (0.21) (0.31) (0.52) $ 8 .45 (2.71)% $ 19,826,646 0.64% 4.45% 0.64% 24.62%
Year Ended October 31, 2019 $ 9 .13 0.17 0.63 0.80 (0.18) (0.55) (0.73) $ 9 .20 9.79% $ 22,489,161 0.63% 1.92% 0.63% 61.71%(g)
Year Ended October 31, 2018 $ 9 .94 0.17 (0.20) (0.03) (0.18) (0.60) (0.78) $ 9 .13 (0.49)% $ 20,838,164 0.63% 1.77% 0.63% 22.56%
Year Ended October 31, 2017 $ 9 .41 0.18 0.99 1.17 (0.19) (0.45) (0.64) $ 9 .94 13.00% $ 22,344,051 0.60% 1.93% 0.60% 34.17%
Year Ended October 31, 2016 $ 9 .74 0.12 0.09 0.21 (0.14) (0.40) (0.54) $ 9 .41 2.38% $ 19,592,496 0.60% 1.31% 0.60% 23.70%
Year Ended October 31, 2015 $ 10 .29 0.15 (0.11) 0.04 (0.19) (0.40) (0.59) $ 9 .74 0.37% $ 16,112,317 0.55% 1.56% 0.55% 15.99%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .17 0.18 (0.41) (0.23) (0.20) (0.31) (0.51) $ 8 .43 (2.74)% $ 38,519,328 0.89% 4.09% 0.89% 24.62%
Year Ended October 31, 2019 $ 9 .10 0.15 0.63 0.78 (0.16) (0.55) (0.71) $ 9 .17 9.54% $ 45,829,237 0.88% 1.69% 0.88% 61.71%(g)
Year Ended October 31, 2018 $ 9 .91 0.15 (0.20) (0.05) (0.16) (0.60) (0.76) $ 9 .10 (0.77)% $ 49,535,267 0.89% 1.53% 0.89% 22.56%
Year Ended October 31, 2017 $ 9 .39 0.16 0.97 1.13 (0.16) (0.45) (0.61) $ 9 .91 12.58% $ 62,331,210 0.88% 1.68% 0.88% 34.17%
Year Ended October 31, 2016 $ 9 .71 0.10 0.09 0.19 (0.11) (0.40) (0.51) $ 9 .39 2.18% $ 65,655,004 0.89% 1.08% 0.89% 23.70%
Year Ended October 31, 2015 $ 10 .25 0.13 (0.12) 0.01 (0.15) (0.40) (0.55) $ 9 .71 0.08% $ 81,852,928 0.88% 1.33% 0.88% 15.99%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9 .27 0.22 (0.42) (0.20) (0.24) (0.31) (0.55) $ 8 .52 (2.42)% $ 42,617,917 0.14% 4.97% 0.14% 24.62%
Year Ended October 31, 2019 $ 9 .19 0.22 0.63 0.85 (0.22) (0.55) (0.77) $ 9 .27 10.40% $ 47,282,284 0.13% 2.44% 0.13% 61.71%(g)
Year Ended October 31, 2018 $ 10 .01 0.23 (0.22) 0.01 (0.23) (0.60) (0.83) $ 9 .19 (0.10)% $ 48,611,693 0.14% 2.35% 0.14% 22.56%
Year Ended October 31, 2017 $ 9 .47 0.24 0.98 1.22 (0.23) (0.45) (0.68) $ 10 .01 13.55% $ 70,211,410 0.13% 2.49% 0.13% 34.17%
Year Ended October 31, 2016 $ 9 .79 0.17 0.09 0.26 (0.18) (0.40) (0.58) $ 9 .47 2.94% $ 74,470,003 0.13% 1.79% 0.13% 23.70%
Year Ended October 31, 2015 $ 10 .34 0.20 (0.12) 0.08 (0.23) (0.40) (0.63) $ 9 .79 0.75% $ 62,653,169 0.13% 2.01% 0.13% 15.99%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .22 0.21 (0.42) (0.21) (0.23) (0.31) (0.54) $ 8 .47 (2.57)% $ 78,930,193 0.39% 4.69% 0.39% 24.62%
Year Ended October 31, 2019 $ 9 .15 0.19 0.63 0.82 (0.20) (0.55) (0.75) $ 9 .22 10.05% $ 87,996,315 0.38% 2.17% 0.38% 61.71%(g)
Year Ended October 31, 2018 $ 9 .96 0.19 (0.19) — (0.21) (0.60) (0.81) $ 9 .15 (0.25)% $ 90,000,544 0.39% 2.03% 0.39% 22.56%
Year Ended October 31, 2017 $ 9 .43 0.21 0.98 1.19 (0.21) (0.45) (0.66) $ 9 .96 13.21% $ 98,370,448 0.38% 2.15% 0.38% 34.17%
Year Ended October 31, 2016 $ 9 .75 0.14 0.10 0.24 (0.16) (0.40) (0.56) $ 9 .43 2.69% $ 99,888,936 0.38% 1.55% 0.38% 23.70%
Year Ended October 31, 2015 $ 10 .30 0.18 (0.13) 0.05 (0.20) (0.40) (0.60) $ 9 .75 0.50% $ 102,156,974 0.38% 1.80% 0.38% 15.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

58 - Financial Highlights - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2025 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .52 0.22 (0.60) (0.38) (0.25) (0.40) (0.65) $ 8 .49 (4.48)% $ 32,861,862 0.62% 4.82% 0.62% 23.24%
Year Ended October 31, 2019 $ 9 .46 0.17 0.68 0.85 (0.18) (0.61) (0.79) $ 9 .52 10.20% $ 35,709,459 0.63% 1.88% 0.63% 60.90%(g)
Year Ended October 31, 2018 $ 10 .34 0.17 (0.21) (0.04) (0.19) (0.65) (0.84) $ 9 .46 (0.68)% $ 34,050,098 0.63% 1.71% 0.63% 25.06%
Year Ended October 31, 2017 $ 9 .67 0.19 1.19 1.38 (0.19) (0.52) (0.71) $ 10 .34 15.12% $ 39,049,858 0.61% 1.89% 0.61% 41.00%
Year Ended October 31, 2016 $ 9 .94 0.11 0.10 0.21 (0.12) (0.36) (0.48) $ 9 .67 2.44% $ 31,546,828 0.61% 1.11% 0.61% 19.19%
Year Ended October 31, 2015 $ 10 .54 0.15 (0.14) 0.01 (0.19) (0.42) (0.61) $ 9 .94 0.16% $ 23,187,219 0.54% 1.50% 0.54% 11.50%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .49 0.21 (0.61) (0.40) (0.23) (0.40) (0.63) $ 8 .46 (4.64)% $ 51,180,275 0.89% 4.61% 0.89% 23.24%
Year Ended October 31, 2019 $ 9 .43 0.15 0.68 0.83 (0.16) (0.61) (0.77) $ 9 .49 9.94% $ 61,565,642 0.88% 1.63% 0.88% 60.90%(g)
Year Ended October 31, 2018 $ 10 .31 0.15 (0.22) (0.07) (0.16) (0.65) (0.81) $ 9 .43 (0.93)% $ 63,568,491 0.89% 1.49% 0.89% 25.06%
Year Ended October 31, 2017 $ 9 .64 0.16 1.20 1.36 (0.17) (0.52) (0.69) $ 10 .31 14.84% $ 78,423,274 0.88% 1.66% 0.88% 41.00%
Year Ended October 31, 2016 $ 9 .91 0.08 0.10 0.18 (0.09) (0.36) (0.45) $ 9 .64 2.13% $ 81,876,794 0.88% 0.89% 0.88% 19.19%
Year Ended October 31, 2015 $ 10 .50 0.13 (0.15) (0.02) (0.15) (0.42) (0.57) $ 9 .91 (0.14)% $ 94,100,551 0.88% 1.27% 0.88% 11.50%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9 .60 0.25 (0.62) (0.37) (0.27) (0.40) (0.67) $ 8 .56 (4.30)% $ 59,965,107 0.14% 5.43% 0.14% 23.24%
Year Ended October 31, 2019 $ 9 .53 0.22 0.69 0.91 (0.23) (0.61) (0.84) $ 9 .60 10.79% $ 69,059,144 0.13% 2.38% 0.13% 60.90%(g)
Year Ended October 31, 2018 $ 10 .41 0.23 (0.22) 0.01 (0.24) (0.65) (0.89) $ 9 .53 (0.17)% $ 71,500,254 0.14% 2.28% 0.14% 25.06%
Year Ended October 31, 2017 $ 9 .73 0.25 1.19 1.44 (0.24) (0.52) (0.76) $ 10 .41 15.67% $ 85,913,862 0.13% 2.48% 0.13% 41.00%
Year Ended October 31, 2016 $ 10 .00 0.15 0.11 0.26 (0.17) (0.36) (0.53) $ 9 .73 2.89% $ 83,247,797 0.13% 1.61% 0.13% 19.19%
Year Ended October 31, 2015 $ 10 .59 0.20 (0.14) 0.06 (0.23) (0.42) (0.65) $ 10 .00 0.63% $ 67,863,127 0.13% 1.94% 0.13% 11.50%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .54 0.23 (0.61) (0.38) (0.26) (0.40) (0.66) $ 8 .50 (4.46)% $ 118,869,813 0.39% 5.16% 0.39% 23.24%
Year Ended October 31, 2019 $ 9 .47 0.19 0.69 0.88 (0.20) (0.61) (0.81) $ 9 .54 10.57% $ 132,985,543 0.38% 2.11% 0.38% 60.90%(g)
Year Ended October 31, 2018 $ 10 .36 0.20 (0.23) (0.03) (0.21) (0.65) (0.86) $ 9 .47 (0.52)% $ 115,138,953 0.39% 1.97% 0.39% 25.06%
Year Ended October 31, 2017 $ 9 .68 0.21 1.21 1.42 (0.22) (0.52) (0.74) $ 10 .36 15.46% $ 112,765,384 0.38% 2.13% 0.38% 41.00%
Year Ended October 31, 2016 $ 9 .95 0.13 0.10 0.23 (0.14) (0.36) (0.50) $ 9 .68 2.64% $ 101,891,319 0.38% 1.37% 0.38% 19.19%
Year Ended October 31, 2015 $ 10 .55 0.17 (0.14) 0.03 (0.21) (0.42) (0.63) $ 9 .95 0.28% $ 101,137,631 0.38% 1.72% 0.38% 11.50%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2030 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .12 0.23 (0.75) (0.52) (0.27) (0.45) (0.72) $ 7 .88 (6.57)% $ 39,113,068 0.62% 5.47% 0.62% 20.38%
Year Ended October 31, 2019 $ 9 .17 0.16   0.69   0.85   (0.17)   (0.73) (0.90)   $ 9 .12 10.82%   $ 46,686,724 0.62%   1.83%   0.62%   58.52%  (g)
Year Ended October 31, 2018 $ 10 .06 0.16 (0.21) (0.05) (0.18) (0.66) (0.84) $ 9 .17 (0.74)% $ 39,937,863 0.63% 1.65% 0.63% 22.92%
Year Ended October 31, 2017 $ 9 .31 0.18 1.32 1.50 (0.18) (0.57) (0.75) $ 10 .06 17.02% $ 41,549,136 0.62% 1.84% 0.62% 42.26%
Year Ended October 31, 2016 $ 9 .61 0.10 0.09 0.19 (0.11) (0.38) (0.49) $ 9 .31 2.33% $ 30,305,410 0.62% 1.04% 0.62% 17.46%
Year Ended October 31, 2015 $ 10 .49 0.14 (0.12) 0.02 (0.18) (0.72) (0.90) $ 9 .61 0.14% $ 23,920,959 0.60% 1.46% 0.60% 10.87%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .06 0.22 (0.75) (0.53) (0.26) (0.45) (0.71) $ 7 .82 (6.69)% $ 51,954,356 0.89% 5.26% 0.89% 20.38%
Year Ended October 31, 2019 $ 9 .11 0.14 0.69 0.83 (0.15) (0.73) (0.88) $ 9 .06 10.57% $ 65,304,376 0.88% 1.59% 0.88% 58.52%(g)
Year Ended October 31, 2018 $ 10 .01 0.14 (0.22) (0.08) (0.16) (0.66) (0.82) $ 9 .11 (1.12)% $ 68,302,895 0.89% 1.45% 0.89% 22.92%
Year Ended October 31, 2017 $ 9 .26 0.16 1.32 1.48 (0.16) (0.57) (0.73) $ 10 .01 16.81% $ 83,044,007 0.88% 1.63% 0.88% 42.26%
Year Ended October 31, 2016 $ 9 .56 0.08 0.09 0.17 (0.09) (0.38) (0.47) $ 9 .26 2.05% $ 83,871,705 0.89% 0.85% 0.89% 17.46%
Year Ended October 31, 2015 $ 10 .44 0.12 (0.12) — (0.16) (0.72) (0.88) $ 9 .56 (0.11)% $ 101,958,591 0.88% 1.25% 0.88% 10.87%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9 .19 0.25 (0.75) (0.50) (0.29) (0.45) (0.74) $ 7 .95 (6.26)% $ 65,687,220 0.14% 5.90% 0.14% 20.38%
Year Ended October 31, 2019 $ 9 .23 0.21 0.70 0.91 (0.22) (0.73) (0.95) $ 9 .19 11.38% $ 71,007,415 0.13% 2.33% 0.13% 58.52%(g)
Year Ended October 31, 2018 $ 10 .13 0.22 (0.23) (0.01) (0.23) (0.66) (0.89) $ 9 .23 (0.36)% $ 66,023,037 0.14% 2.25% 0.14% 22.92%
Year Ended October 31, 2017 $ 9 .37 0.23 1.33 1.56 (0.23) (0.57) (0.80) $ 10 .13 17.58% $ 85,367,548 0.13% 2.42% 0.13% 42.26%
Year Ended October 31, 2016 $ 9 .67 0.14 0.10 0.24 (0.16) (0.38) (0.54) $ 9 .37 2.81% $ 78,906,228 0.13% 1.56% 0.13% 17.46%
Year Ended October 31, 2015 $ 10 .54 0.19 (0.11) 0.08 (0.23) (0.72) (0.95) $ 9 .67 0.71% $ 63,680,263 0.13% 1.90% 0.13% 10.87%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .13 0.24 (0.74) (0.50) (0.28) (0.45) (0.73) $ 7 .90 (6.32)% $ 120,608,253 0.39% 5.76% 0.39% 20.38%
Year Ended October 31, 2019 $ 9 .18 0.18 0.69 0.87 (0.19) (0.73) (0.92) $ 9 .13 11.06% $ 136,657,766 0.38% 2.05% 0.38% 58.52%(g)
Year Ended October 31, 2018 $ 10 .08 0.19 (0.22) (0.03) (0.21) (0.66) (0.87) $ 9 .18 (0.61)% $ 115,632,239 0.39% 1.92% 0.39% 22.92%
Year Ended October 31, 2017 $ 9 .32 0.20 1.34 1.54 (0.21) (0.57) (0.78) $ 10 .08 17.39% $ 112,123,935 0.38% 2.08% 0.38% 42.26%
Year Ended October 31, 2016 $ 9 .62 0.12 0.09 0.21 (0.13) (0.38) (0.51) $ 9 .32 2.56% $ 94,312,317 0.38% 1.31% 0.38% 17.46%
Year Ended October 31, 2015 $ 10 .50 0.17 (0.13) 0.04 (0.20) (0.72) (0.92) $ 9 .62 0.36% $ 90,523,983 0.38% 1.70% 0.38% 10.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

60 - Financial Highlights - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2035 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .84 0.27 (1.00) (0.73) (0.32) (0.56) (0.88) $ 8 .23 (8.54)% $ 34,889,137 0.64% 6.01% 0.64% 18.36%
Year Ended October 31, 2019 $ 9 .83 0.17 0.77 0.94 (0.18) (0.75) (0.93) $ 9 .84 11.11% $ 40,363,320 0.63% 1.76% 0.63% 62.73%(g)
Year Ended October 31, 2018 $ 10 .78 0.17 (0.23) (0.06) (0.19) (0.70) (0.89) $ 9 .83 (0.83)% $ 39,491,844 0.63% 1.60% 0.63% 25.24%
Year Ended October 31, 2017 $ 9 .84 0.18 1.52 1.70 (0.19) (0.57) (0.76) $ 10 .78 18.26% $ 39,291,194 0.61% 1.76% 0.61% 42.82%
Year Ended October 31, 2016 $ 10 .19 0.09 0.12 0.21 (0.12) (0.44) (0.56) $ 9 .84 2.29% $ 26,536,014 0.61% 0.96% 0.61% 11.83%
Year Ended October 31, 2015 $ 10 .81 0.15 (0.13) 0.02 (0.19) (0.45) (0.64) $ 10 .19 0.19% $ 19,294,536 0.60% 1.45% 0.60% 9.35%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .77 0.27 (0.99) (0.72) (0.32) (0.56) (0.88) $ 8 .17 (8.55)% $ 42,664,749 0.89% 6.07% 0.89% 18.36%
Year Ended October 31, 2019 $ 9 .77 0.14 0.77 0.91 (0.16) (0.75) (0.91) $ 9 .77 10.77% $ 57,945,595 0.88% 1.52% 0.88% 62.73%(g)
Year Ended October 31, 2018 $ 10 .72 0.14 (0.23) (0.09) (0.16) (0.70) (0.86) $ 9 .77 (1.10)% $ 62,131,585 0.89% 1.38% 0.89% 25.24%
Year Ended October 31, 2017 $ 9 .79 0.16 1.51 1.67 (0.17) (0.57) (0.74) $ 10 .72 17.98% $ 72,435,575 0.88% 1.59% 0.88% 42.82%
Year Ended October 31, 2016 $ 10 .14 0.07 0.11 0.18 (0.09) (0.44) (0.53) $ 9 .79 2.02% $ 68,573,083 0.88% 0.76% 0.88% 11.83%
Year Ended October 31, 2015 $ 10 .76 0.13 (0.14) (0.01) (0.16) (0.45) (0.61) $ 10 .14 (0.11)% $ 77,992,434 0.88% 1.23% 0.88% 9.35%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9 .92 0.30 (1.00) (0.70) (0.34) (0.56) (0.90) $ 8 .32 (8.22)% $ 50,313,060 0.14% 6.59% 0.14% 18.36%
Year Ended October 31, 2019 $ 9 .90 0.21 0.79 1.00 (0.23) (0.75) (0.98) $ 9 .92 11.69% $ 57,567,996 0.13% 2.22% 0.13% 62.73%(g)
Year Ended October 31, 2018 $ 10 .86 0.23 (0.25) (0.02) (0.24) (0.70) (0.94) $ 9 .90 (0.43)% $ 49,512,009 0.14% 2.18% 0.14% 25.24%
Year Ended October 31, 2017 $ 9 .90 0.25 1.52 1.77 (0.24) (0.57) (0.81) $ 10 .86 18.90% $ 59,393,228 0.13% 2.40% 0.13% 42.82%
Year Ended October 31, 2016 $ 10 .25 0.14 0.11 0.25 (0.16) (0.44) (0.60) $ 9 .90 2.76% $ 55,139,685 0.13% 1.49% 0.13% 11.83%
Year Ended October 31, 2015 $ 10 .86 0.20 (0.12) 0.08 (0.24) (0.45) (0.69) $ 10 .25 0.73% $ 47,002,891 0.13% 1.88% 0.13% 9.35%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .85 0.29 (1.00) (0.71) (0.33) (0.56) (0.89) $ 8 .25 (8.36)% $ 95,258,772 0.39% 6.41% 0.39% 18.36%
Year Ended October 31, 2019 $ 9 .84 0.18 0.78 0.96 (0.20) (0.75) (0.95) $ 9 .85 11.37% $ 110,606,910 0.38% 1.95% 0.38% 62.73%(g)
Year Ended October 31, 2018 $ 10 .80 0.19 (0.23) (0.04) (0.22) (0.70) (0.92) $ 9 .84 (0.68)% $ 95,516,493 0.39% 1.86% 0.39% 25.24%
Year Ended October 31, 2017 $ 9 .85 0.21 1.52 1.73 (0.21) (0.57) (0.78) $ 10 .80 18.60% $ 92,141,834 0.38% 2.02% 0.38% 42.82%
Year Ended October 31, 2016 $ 10 .20 0.12 0.11 0.23 (0.14) (0.44) (0.58) $ 9 .85 2.52% $ 78,210,242 0.38% 1.22% 0.38% 11.83%
Year Ended October 31, 2015 $ 10 .82 0.17 (0.13) 0.04 (0.21) (0.45) (0.66) $ 10 .20 0.39% $ 68,794,947 0.38% 1.67% 0.38% 9.35%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
\\NAEAST.AD.JPMORGANCHASE.COM\AMERIB$\CIB\NABOSFINREPSHARE01\BOSTON_FINANCIAL_REPORTING
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2040 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .61 0.28 (1.05) (0.77) (0.34) (0.58) (0.92) $ 7 .92 (9.28)% $ 31,898,506 0.64% 6.40% 0.64% 17.60%
Year Ended October 31, 2019 $ 9 .64 0.15 0.77 0.92 (0.17) (0.78) (0.95) $ 9 .61 11.29% $ 36,369,499 0.63% 1.64% 0.63% 69.69%(g)
Year Ended October 31, 2018 $ 10 .48 0.16 (0.20) (0.04) (0.18) (0.62) (0.80) $ 9 .64 (0.58)% $ 33,133,554 0.63% 1.54% 0.63% 21.19%
Year Ended October 31, 2017 $ 9 .58 0.16 1.60 1.76 (0.18) (0.68) (0.86) $ 10 .48 19.45% $ 29,312,155 0.61% 1.63% 0.61% 36.23%
Year Ended October 31, 2016 $ 9 .93 0.10 0.08 0.18 (0.12) (0.41) (0.53) $ 9 .58 2.16% $ 20,767,703 0.61% 1.04% 0.61% 14.85%
Year Ended October 31, 2015 $ 10 .58 0.14 (0.09) 0.05 (0.19) (0.51) (0.70) $ 9 .93 0.51% $ 16,051,732 0.58% 1.41% 0.58% 8.96%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .55 0.27 (1.04) (0.77) (0.34) (0.58) (0.92) $ 7 .86 (9.40)% $ 36,948,200 0.89% 6.25% 0.89% 17.60%
Year Ended October 31, 2019 $ 9 .59 0.13 0.75 0.88 (0.14) (0.78) (0.92) $ 9 .55 10.94% $ 45,987,812 0.88% 1.42% 0.88% 69.69%(g)
Year Ended October 31, 2018 $ 10 .42 0.14 (0.19) (0.05) (0.16) (0.62) (0.78) $ 9 .59 (0.75)% $ 50,265,990 0.89% 1.33% 0.89% 21.19%
Year Ended October 31, 2017 $ 9 .54 0.14 1.57 1.71 (0.15) (0.68) (0.83) $ 10 .42 19.06% $ 57,952,183 0.88% 1.45% 0.88% 36.23%
Year Ended October 31, 2016 $ 9 .88 0.08 0.08 0.16 (0.09) (0.41) (0.50) $ 9 .54 1.97% $ 57,839,326 0.89% 0.85% 0.89% 14.85%
Year Ended October 31, 2015 $ 10 .53 0.12 (0.10) 0.02 (0.16) (0.51) (0.67) $ 9 .88 0.16% $ 71,662,026 0.88% 1.23% 0.88% 8.96%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9 .71 0.31 (1.07) (0.76) (0.35) (0.58) (0.93) $ 8 .02 (9.06)% $ 41,616,005 0.14% 6.90% 0.14% 17.60%
Year Ended October 31, 2019 $ 9 .72 0.20 0.78 0.98 (0.21) (0.78) (0.99) $ 9 .71 11.98% $ 48,038,039 0.13% 2.12% 0.13% 69.69%(g)
Year Ended October 31, 2018 $ 10 .56 0.22 (0.20) 0.02 (0.24) (0.62) (0.86) $ 9 .72 (0.10)% $ 47,721,031 0.14% 2.14% 0.14% 21.19%
Year Ended October 31, 2017 $ 9 .65 0.22 1.59 1.81 (0.22) (0.68) (0.90) $ 10 .56 19.96% $ 59,859,718 0.13% 2.19% 0.13% 36.23%
Year Ended October 31, 2016 $ 9 .99 0.15 0.08 0.23 (0.16) (0.41) (0.57) $ 9 .65 2.72% $ 50,508,918 0.13% 1.55% 0.13% 14.85%
Year Ended October 31, 2015 $ 10 .64 0.19 (0.10) 0.09 (0.23) (0.51) (0.74) $ 9 .99 0.91% $ 42,369,054 0.13% 1.89% 0.13% 8.96%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .67 0.30 (1.06) (0.76) (0.35) (0.58) (0.93) $ 7 .98 (9.16)% $ 78,542,579 0.39% 6.79% 0.39% 17.60%
Year Ended October 31, 2019 $ 9 .69 0.17 0.78 0.95 (0.19) (0.78) (0.97) $ 9 .67 11.63% $ 90,087,450 0.38% 1.84% 0.38% 69.69%(g)
Year Ended October 31, 2018 $ 10 .53 0.19 (0.20) (0.01) (0.21) (0.62) (0.83) $ 9 .69 (0.34)% $ 72,676,691 0.39% 1.82% 0.39% 21.19%
Year Ended October 31, 2017 $ 9 .62 0.19 1.60 1.79 (0.20) (0.68) (0.88) $ 10 .53 19.73% $ 69,863,363 0.38% 1.88% 0.38% 36.23%
Year Ended October 31, 2016 $ 9 .97 0.12 0.08 0.20 (0.14) (0.41) (0.55) $ 9 .62 2.37% $ 55,064,076 0.38% 1.28% 0.38% 14.85%
Year Ended October 31, 2015 $ 10 .61 0.17 (0.09) 0.08 (0.21) (0.51) (0.72) $ 9 .97 0.76% $ 47,136,189 0.38% 1.67% 0.38% 8.96%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

62 - Financial Highlights - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2045 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .06 0.31 (1.17) (0.86) (0.37) (0.57) (0.94) $ 8 .26 (9.86)% $ 27,960,281 0.64% 6.67% 0.64% 15.67%
Year Ended October 31, 2019 $ 10 .07 0.16 0.82 0.98 (0.17) (0.82) (0.99) $ 10 .06 11.63% $ 33,168,135 0.63% 1.62% 0.63% 69.22%(g)
Year Ended October 31, 2018 $ 10 .90 0.16 (0.20) (0.04) (0.19) (0.60) (0.79) $ 10 .07 (0.57)% $ 31,046,163 0.63% 1.51% 0.63% 21.94%
Year Ended October 31, 2017 $ 9 .80 0.15 1.76 1.91 (0.17) (0.64) (0.81) $ 10 .90 20.54% $ 29,257,058 0.61% 1.49% 0.61% 34.41%
Year Ended October 31, 2016 $ 10 .09 0.10 0.09 0.19 (0.13) (0.35) (0.48) $ 9 .80 2.11% $ 18,902,112 0.61% 1.09% 0.61% 11.61%
Year Ended October 31, 2015 $ 10 .71 0.15 (0.08) 0.07 (0.19) (0.50) (0.69) $ 10 .09 0.65% $ 12,590,850 0.59% 1.43% 0.59% 5.66%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .96 0.30 (1.15) (0.85) (0.36) (0.57) (0.93) $ 8 .18 (9.82)% $ 28,859,135 0.89% 6.50% 0.89% 15.67%
Year Ended October 31, 2019 $ 9 .99 0.13 0.81 0.94 (0.15) (0.82) (0.97) $ 9 .96 11.22% $ 36,320,570 0.88% 1.40% 0.88% 69.22%(g)
Year Ended October 31, 2018 $ 10 .82 0.14 (0.21) (0.07) (0.16) (0.60) (0.76) $ 9 .99 (0.83)% $ 39,183,778 0.89% 1.32% 0.89% 21.94%
Year Ended October 31, 2017 $ 9 .73 0.13 1.75 1.88 (0.15) (0.64) (0.79) $ 10 .82 20.33% $ 47,506,612 0.88% 1.31% 0.88% 34.41%
Year Ended October 31, 2016 $ 10 .02 0.08 0.08 0.16 (0.10) (0.35) (0.45) $ 9 .73 1.82% $ 42,999,999 0.88% 0.89% 0.88% 11.61%
Year Ended October 31, 2015 $ 10 .64 0.13 (0.09) 0.04 (0.16) (0.50) (0.66) $ 10 .02 0.32% $ 47,439,190 0.88% 1.23% 0.88% 5.66%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 10 .13 0.33 (1.17) (0.84) (0.38) (0.57) (0.95) $ 8 .34 (9.56)% $ 39,407,090 0.14% 7.18% 0.14% 15.67%
Year Ended October 31, 2019 $ 10 .14 0.20 0.83 1.03 (0.22) (0.82) (1.04) $ 10 .13 12.10% $ 44,918,425 0.13% 2.09% 0.13% 69.22%(g)
Year Ended October 31, 2018 $ 10 .97 0.23 (0.22) 0.01 (0.24) (0.60) (0.84) $ 10 .14 (0.07)% $ 39,305,513 0.14% 2.12% 0.14% 21.94%
Year Ended October 31, 2017 $ 9 .84 0.21 1.77 1.98 (0.21) (0.64) (0.85) $ 10 .97 21.29% $ 48,309,859 0.13% 2.09% 0.13% 34.41%
Year Ended October 31, 2016 $ 10 .13 0.16 0.07 0.23 (0.17) (0.35) (0.52) $ 9 .84 2.56% $ 39,218,168 0.13% 1.62% 0.13% 11.61%
Year Ended October 31, 2015 $ 10 .75 0.19 (0.07) 0.12 (0.24) (0.50) (0.74) $ 10 .13 1.07% $ 31,439,594 0.13% 1.87% 0.13% 5.66%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .04 0.32 (1.16) (0.84) (0.38) (0.57) (0.95) $ 8 .25 (9.72)% $ 55,932,668 0.39% 6.96% 0.39% 15.67%
Year Ended October 31, 2019 $ 10 .06 0.17 0.83 1.00 (0.20) (0.82) (1.02) $ 10 .04 11.82% $ 62,070,869 0.38% 1.81% 0.38% 69.22%(g)
Year Ended October 31, 2018 $ 10 .89 0.19 (0.20) (0.01) (0.22) (0.60) (0.82) $ 10 .06 (0.32)% $ 48,039,172 0.39% 1.76% 0.39% 21.94%
Year Ended October 31, 2017 $ 9 .78 0.18 1.76 1.94 (0.19) (0.64) (0.83) $ 10 .89 20.91% $ 42,782,888 0.38% 1.73% 0.38% 34.41%
Year Ended October 31, 2016 $ 10 .07 0.13 0.08 0.21 (0.15) (0.35) (0.50) $ 9 .78 2.33% $ 31,450,692 0.38% 1.34% 0.38% 11.61%
Year Ended October 31, 2015 $ 10 .69 0.17 (0.08) 0.09 (0.21) (0.50) (0.71) $ 10 .07 0.84% $ 25,991,661 0.38% 1.62% 0.38% 5.66%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2050 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8 .82 0.27 (1.05) (0.78) (0.33) (0.53) (0.86) $ 7 .18 (10.34)% $ 24,705,908 0.64% 6.67% 0.64% 14.80%
Year Ended October 31, 2019 $ 8 .73 0.14 0.73 0.87 (0.15) (0.63) (0.78) $ 8 .82 11.58% $ 28,021,274 0.63% 1.61% 0.63% 72.55%(g)
Year Ended October 31, 2018 $ 9 .29 0.13 (0.16) (0.03) (0.16) (0.37) (0.53) $ 8 .73 (0.46)% $ 26,072,573 0.63% 1.46% 0.63% 19.14%
Year Ended October 31, 2017 $ 8 .33 0.13 1.51 1.64 (0.14) (0.54) (0.68) $ 9 .29 20.84% $ 23,490,599 0.61% 1.44% 0.61% 32.50%
Year Ended October 31, 2016 $ 8 .62 0.09 0.07 0.16 (0.11) (0.34) (0.45) $ 8 .33 2.17% $ 14,663,954 0.61% 1.10% 0.61% 15.31%
Year Ended October 31, 2015 $ 9 .65 0.13 (0.06) 0.07 (0.17) (0.93) (1.10) $ 8 .62 0.72% $ 11,581,468 0.61% 1.42% 0.61% 6.73%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8 .69 0.26 (1.04) (0.78) (0.32) (0.53) (0.85) $ 7 .06 (10.44)% $ 28,146,329 0.89% 6.57% 0.89% 14.80%
Year Ended October 31, 2019 $ 8 .61 0.11 0.73 0.84 (0.13) (0.63) (0.76) $ 8 .69 11.34% $ 33,974,900 0.88% 1.36% 0.88% 72.55%(g)
Year Ended October 31, 2018 $ 9 .18 0.12 (0.18) (0.06) (0.14) (0.37) (0.51) $ 8 .61 (0.82)% $ 36,604,249 0.89% 1.27% 0.89% 19.14%
Year Ended October 31, 2017 $ 8 .23 0.11 1.50 1.61 (0.12) (0.54) (0.66) $ 9 .18 20.71% $ 40,326,541 0.88% 1.29% 0.88% 32.50%
Year Ended October 31, 2016 $ 8 .52 0.07 0.07 0.14 (0.09) (0.34) (0.43) $ 8 .23 1.89% $ 36,901,555 0.88% 0.88% 0.88% 15.31%
Year Ended October 31, 2015 $ 9 .56 0.11 (0.08) 0.03 (0.14) (0.93) (1.07) $ 8 .52 0.32% $ 39,972,106 0.88% 1.21% 0.88% 6.73%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 8 .84 0.29 (1.04) (0.75) (0.34) (0.53) (0.87) $ 7 .22 (9.96)% $ 31,485,552 0.14% 7.28% 0.14% 14.80%
Year Ended October 31, 2019 $ 8 .76 0.17 0.73 0.90 (0.19) (0.63) (0.82) $ 8 .84 11.97% $ 35,859,625 0.13% 2.07% 0.13% 72.55%(g)
Year Ended October 31, 2018 $ 9 .32 0.19 (0.17) 0.02 (0.21) (0.37) (0.58) $ 8 .76 0.04% $ 32,438,748 0.14% 2.07% 0.14% 19.14%
Year Ended October 31, 2017 $ 8 .34 0.17 1.53 1.70 (0.18) (0.54) (0.72) $ 9 .32 21.57% $ 37,250,979 0.13% 1.99% 0.13% 32.50%
Year Ended October 31, 2016 $ 8 .63 0.13 0.07 0.20 (0.15) (0.34) (0.49) $ 8 .34 2.64% $ 26,084,928 0.13% 1.59% 0.13% 15.31%
Year Ended October 31, 2015 $ 9 .66 0.16 (0.05) 0.11 (0.21) (0.93) (1.14) $ 8 .63 1.19% $ 19,624,686 0.13% 1.86% 0.13% 6.73%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8 .81 0.28 (1.05) (0.77) (0.33) (0.53) (0.86) $ 7 .18 (10.18)% $ 42,154,756 0.39% 7.09% 0.39% 14.80%
Year Ended October 31, 2019 $ 8 .72 0.15 0.74 0.89 (0.17) (0.63) (0.80) $ 8 .81 11.86% $ 47,013,138 0.38% 1.76% 0.38% 72.55%(g)
Year Ended October 31, 2018 $ 9 .29 0.16 (0.18) (0.02) (0.18) (0.37) (0.55) $ 8 .72 (0.33)% $ 35,576,245 0.39% 1.74% 0.39% 19.14%
Year Ended October 31, 2017 $ 8 .31 0.15 1.53 1.68 (0.16) (0.54) (0.70) $ 9 .29 21.35% $ 32,128,718 0.38% 1.69% 0.38% 32.50%
Year Ended October 31, 2016 $ 8 .61 0.11 0.06 0.17 (0.13) (0.34) (0.47) $ 8 .31 2.28% $ 23,815,853 0.38% 1.33% 0.38% 15.31%
Year Ended October 31, 2015 $ 9 .64 0.15 (0.06) 0.09 (0.19) (0.93) (1.12) $ 8 .61 0.96% $ 19,537,648 0.38% 1.68% 0.38% 6.73%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

64 - Financial Highlights - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2055 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13 .53 0.42 (1.67) (1.25) (0.51) (0.77) (1.28) $ 11 .00 (10.64)% $ 15,073,144 0.64% 6.79% 0.64% 13.56%
Year Ended October 31, 2019 $ 13 .32 0.20 1.11 1.31 (0.22) (0.88) (1.10) $ 13 .53 11.45% $ 17,369,263 0.63% 1.58% 0.63% 77.13%(g)
Year Ended October 31, 2018 $ 13 .98 0.20 (0.25) (0.05) (0.24) (0.37) (0.61) $ 13 .32 (0.47)% $ 17,583,786 0.64% 1.43% 0.64% 18.61%
Year Ended October 31, 2017 $ 12 .30 0.18 2.34 2.52 (0.21) (0.63) (0.84) $ 13 .98 21.33% $ 14,927,090 0.62% 1.40% 0.62% 26.27%
Year Ended October 31, 2016 $ 12 .72 0.13 0.10 0.23 (0.17) (0.48) (0.65) $ 12 .30 2.12% $ 9,305,695 0.62% 1.10% 0.62% 17.63%
Year Ended October 31, 2015 $ 13 .32 0.17 (0.08) 0.09 (0.24) (0.45) (0.69) $ 12 .72 0.74% $ 5,343,749 0.61% 1.30% 0.61% 11.73%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13 .49 0.40 (1.66) (1.26) (0.50) (0.77) (1.27) $ 10 .96 (10.74)% $ 13,791,459 0.89% 6.56% 0.89% 13.56%
Year Ended October 31, 2019 $ 13 .28 0.17 1.11 1.28 (0.19) (0.88) (1.07) $ 13 .49 11.22% $ 17,223,971 0.88% 1.32% 0.88% 77.13%(g)
Year Ended October 31, 2018 $ 13 .95 0.17 (0.26) (0.09) (0.21) (0.37) (0.58) $ 13 .28 (0.77)% $ 17,971,136 0.89% 1.24% 0.89% 18.61%
Year Ended October 31, 2017 $ 12 .28 0.15 2.33 2.48 (0.18) (0.63) (0.81) $ 13 .95 21.04% $ 17,993,301 0.88% 1.17% 0.88% 26.27%
Year Ended October 31, 2016 $ 12 .70 0.11 0.08 0.19 (0.13) (0.48) (0.61) $ 12 .28 1.81% $ 13,255,710 0.88% 0.89% 0.88% 17.63%
Year Ended October 31, 2015 $ 13 .30 0.15 (0.10) 0.05 (0.20) (0.45) (0.65) $ 12 .70 0.42% $ 12,213,162 0.88% 1.18% 0.88% 11.73%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 13 .61 0.45 (1.67) (1.22) (0.53) (0.77) (1.30) $ 11 .09 (10.38)% $ 20,069,978 0.14% 7.23% 0.14% 13.56%
Year Ended October 31, 2019 $ 13 .39 0.26 1.13 1.39 (0.29) (0.88) (1.17) $ 13 .61 12.03% $ 21,833,436 0.13% 2.00% 0.13% 77.13%(g)
Year Ended October 31, 2018 $ 14 .05 0.29 (0.27) 0.02 (0.31) (0.37) (0.68) $ 13 .39 0.02% $ 18,355,415 0.14% 2.03% 0.14% 18.61%
Year Ended October 31, 2017 $ 12 .35 0.25 2.34 2.59 (0.26) (0.63) (0.89) $ 14 .05 21.93% $ 19,408,740 0.13% 1.91% 0.13% 26.27%
Year Ended October 31, 2016 $ 12 .77 0.20 0.09 0.29 (0.23) (0.48) (0.71) $ 12 .35 2.57% $ 11,881,943 0.13% 1.64% 0.13% 17.63%
Year Ended October 31, 2015 $ 13 .37 0.25 (0.10) 0.15 (0.30) (0.45) (0.75) $ 12 .77 1.17% $ 9,463,033 0.13% 1.88% 0.13% 11.73%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13 .60 0.43 (1.67) (1.24) (0.52) (0.77) (1.29) $ 11 .07 (10.53)% $ 22,409,194 0.39% 6.97% 0.39% 13.56%
Year Ended October 31, 2019 $ 13 .38 0.22 1.14 1.36 (0.26) (0.88) (1.14) $ 13 .60 11.76% $ 23,766,827 0.38% 1.71% 0.38% 77.13%(g)
Year Ended October 31, 2018 $ 14 .04 0.24 (0.25) (0.01) (0.28) (0.37) (0.65) $ 13 .38 (0.23)% $ 17,337,540 0.39% 1.69% 0.39% 18.61%
Year Ended October 31, 2017 $ 12 .34 0.21 2.35 2.56 (0.23) (0.63) (0.86) $ 14 .04 21.67% $ 15,443,331 0.38% 1.61% 0.38% 26.27%
Year Ended October 31, 2016 $ 12 .76 0.17 0.09 0.26 (0.20) (0.48) (0.68) $ 12 .34 2.32% $ 9,237,219 0.38% 1.39% 0.38% 17.63%
Year Ended October 31, 2015 $ 13 .36 0.21 (0.09) 0.12 (0.27) (0.45) (0.72) $ 12 .76 0.92% $ 7,575,664 0.38% 1.65% 0.38% 11.73%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2060 Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .11 0.34 (1.43) (1.09) (0.42) (0.34) (0.76) $ 9 .26 (10.87)% $ 7,100,829 0.64% 6.68% 0.64% 11.16%
Year Ended October 31, 2019 $ 10 .74 0.16 0.94 1.10 (0.18) (0.55) (0.73) $ 11 .11 11.45% $ 7,567,356 0.63% 1.51% 0.63% 77.38%(g)
Year Ended October 31, 2018 $ 11 .31 0.15 (0.18) (0.03) (0.19) (0.35) (0.54) $ 10 .74 (0.43)% $ 5,481,132 0.63% 1.35% 0.63% 16.95%
Year Ended October 31, 2017 $ 9 .71 0.14 1.88 2.02 (0.17) (0.25) (0.42) $ 11 .31 21.31% $ 3,200,947 0.61% 1.29% 0.61% 44.88%
Year Ended October 31, 2016 $ 9 .77 0.09 0.10 0.19 (0.13) (0.12) (0.25) $ 9 .71 2.12% $ 1,099,157 0.60% 0.96% 0.60% 20.78%
Period Ended October 31, 2015(h) $ 10 .00 0.14 (0.16) (0.02) (0.21) — (0.21) $ 9 .77 (0.26)% $ 318,677 0.45% 1.37%(i) 0.45% 25.65%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .10 0.34 (1.44) (1.10) (0.42) (0.34) (0.76) $ 9 .24 (11.03)% $ 2,308,582 0.89% 6.59% 0.89% 11.16%
Year Ended October 31, 2019 $ 10 .73 0.13 0.95 1.08 (0.16) (0.55) (0.71) $ 11 .10 11.22% $ 2,317,541 0.88% 1.24% 0.88% 77.38%(g)
Year Ended October 31, 2018 $ 11 .30 0.13 (0.18) (0.05) (0.17) (0.35) (0.52) $ 10 .73 (0.65)% $ 1,603,324 0.90% 1.12% 0.90% 16.95%
Year Ended October 31, 2017 $ 9 .71 0.11 1.88 1.99 (0.15) (0.25) (0.40) $ 11 .30 21.03% $ 1,055,047 0.81% 1.06% 0.81% 44.88%
Year Ended October 31, 2016 $ 9 .76 0.11 0.08 0.19 (0.12) (0.12) (0.24) $ 9 .71 2.04% $ 345,669 0.78% 1.11% 0.78% 20.78%
Period Ended October 31, 2015(h) $ 10 .00 0.14 (0.19) (0.05) (0.19) — (0.19) $ 9 .76 (0.54)% $ 151,162 0.67% 1.38%(i) 0.67% 25.65%
Class R6 Shares(j)
Six Months Ended April 30,
2020 (Unaudited) $ 11 .15 0.37 (1.44) (1.07) (0.44) (0.34) (0.78) $ 9 .30 (10.72)% $ 5,862,385 0.14% 7.27% 0.14% 11.16%
Year Ended October 31, 2019 $ 10 .77 0.21 0.95 1.16 (0.23) (0.55) (0.78) $ 11 .15 12.06% $ 5,821,489 0.13% 1.96% 0.13% 77.38%(g)
Year Ended October 31, 2018 $ 11 .34 0.23 (0.20) 0.03 (0.25) (0.35) (0.60) $ 10 .77 0.04% $ 3,924,629 0.14% 2.00% 0.14% 16.95%
Year Ended October 31, 2017 $ 9 .72 0.19 1.89 2.08 (0.21) (0.25) (0.46) $ 11 .34 22.02% $ 3,276,461 0.13% 1.82% 0.13% 44.88%
Year Ended October 31, 2016 $ 9 .78 0.15 0.08 0.23 (0.17) (0.12) (0.29) $ 9 .72 2.50% $ 1,659,638 0.13% 1.55% 0.13% 20.78%
Period Ended October 31, 2015(h) $ 10 .00 0.19 (0.19) — (0.22) — (0.22) $ 9 .78 0.03% $ 879,158 0.13% 1.91%(i) 0.13% 25.65%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .14 0.34 (1.42) (1.08) (0.43) (0.34) (0.77) $ 9 .29 (10.78)% $ 9,266,461 0.39% 6.64% 0.39% 11.16%
Year Ended October 31, 2019 $ 10 .76 0.18 0.96 1.14 (0.21) (0.55) (0.76) $ 11 .14 11.80% $ 8,443,935 0.38% 1.73% 0.38% 77.38%(g)
Year Ended October 31, 2018 $ 11 .33 0.18 (0.18) — (0.22) (0.35) (0.57) $ 10 .76 (0.20)% $ 5,671,660 0.38% 1.59% 0.38% 16.95%
Year Ended October 31, 2017 $ 9 .72 0.17 1.88 2.05 (0.19) (0.25) (0.44) $ 11 .33 21.62% $ 3,897,706 0.38% 1.61% 0.38% 44.88%
Year Ended October 31, 2016 $ 9 .77 0.12 0.10 0.22 (0.15) (0.12) (0.27) $ 9 .72 2.42% $ 1,698,373 0.38% 1.26% 0.38% 20.78%
Period Ended October 31, 2015(h) $ 10 .00 0.13 (0.14) (0.01) (0.22) — (0.22) $ 9 .77 (0.09)% $ 673,751 0.25% 1.32%(i) 0.25% 25.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) For the period from December 1, 2014 (commencement of operations) through October 31, 2015. Total return is calculated based on inception date of November 28,
2014 through October 31, 2015.
(i) Ratio has not been annualized.
(j) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

66 - Financial Highlights - April 30, 2020 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination 2065 Fund
Class A Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 10.00 — (0.78) (0.78) — — — $ 9.22 (7.80)% $ 4,608 0.62% (0.27)% 0.62% 1.98%
Class R Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 10.00 (0.01) (0.78) (0.79) — — — $ 9.21 (7.90)% $ 6,705 0.85% (0.48)% 0.85% 1.98%
Class R6 Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 10.00 — (0.78) (0.78) — — — $ 9.22 (7.80)% $ 911,647 0.14% 0.27% 0.14% 1.98%
Institutional Service Class Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 10.00 — (0.78) (0.78) — — — $ 9.22 (7.80)% $ 4,610 0.52% (0.10)% 0.52% 1.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year, unless otherwise stated.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through April 30, 2020. Total return is calculated based on inception date of February 28, 2020 through April 30, 2020.

Target Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Destination Retirement
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8.44 0.12 (0.25) (0.13) (0.18) (0.29) (0.47) $ 7.84 (1.63)% $ 10,379,925 0.60% 3.05% 0.60% 28.13%
Year Ended October 31, 2019 $ 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) $ 8.44 9.13% $ 5,844,072 0.61% 2.02% 0.61% 64.58%(g)
Year Ended October 31, 2018 $ 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) $ 8.30 (0.66)% $ 5,541,596 0.62% 1.85% 0.62% 28.01%
Year Ended October 31, 2017 $ 8.52 0.16 0.74 0.90 (0.17) (0.41) (0.58) $ 8.84 11.10% $ 9,665,357 0.61% 1.93% 0.61% 34.93%
Year Ended October 31, 2016 $ 9.04 0.12 0.09 0.21 (0.14) (0.59) (0.73) $ 8.52 2.70% $ 9,859,906 0.61% 1.45% 0.61% 25.79%
Year Ended October 31, 2015 $ 9.79 0.15 (0.09) 0.06 (0.18) (0.63) (0.81) $ 9.04 0.64% $ 10,533,102 0.54% 1.63% 0.54% 20.91%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8.40 0.13 (0.27) (0.14) (0.17) (0.29) (0.46) $ 7.80 (1.80)% $ 19,596,495 0.89% 3.31% 0.89% 28.13%
Year Ended October 31, 2019 $ 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) $ 8.40 8.83% $ 18,483,186 0.89% 1.76% 0.89% 64.58%(g)
Year Ended October 31, 2018 $ 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) $ 8.26 (0.92)% $ 21,515,708 0.89% 1.60% 0.89% 28.01%
Year Ended October 31, 2017 $ 8.48 0.14 0.73 0.87 (0.14) (0.41) (0.55) $ 8.80 10.84% $ 27,379,736 0.88% 1.66% 0.88% 34.93%
Year Ended October 31, 2016 $ 9.01 0.10 0.07 0.17 (0.11) (0.59) (0.70) $ 8.48 2.29% $ 31,374,559 0.89% 1.20% 0.89% 25.79%
Year Ended October 31, 2015 $ 9.75 0.12 (0.09) 0.03 (0.14) (0.63) (0.77) $ 9.01 0.36% $ 41,345,461 0.88% 1.35% 0.88% 20.91%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 8.47 0.18 (0.29) (0.11) (0.20) (0.29) (0.49) $ 7.87 (1.39)% $ 16,621,541 0.14% 4.39% 0.14% 28.13%
Year Ended October 31, 2019 $ 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) $ 8.47 9.60% $ 13,853,860 0.13% 2.50% 0.13% 64.58%(g)
Year Ended October 31, 2018 $ 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) $ 8.33 (0.15)% $ 16,519,758 0.14% 2.41% 0.14% 28.01%
Year Ended October 31, 2017 $ 8.55 0.21 0.73 0.94 (0.21) (0.41) (0.62) $ 8.87 11.61% $ 26,404,668 0.13% 2.46% 0.13% 34.93%
Year Ended October 31, 2016 $ 9.07 0.16 0.09 0.25 (0.18) (0.59) (0.77) $ 8.55 3.20% $ 33,754,228 0.13% 1.92% 0.13% 25.79%
Year Ended October 31, 2015 $ 9.82 0.19 (0.09) 0.10 (0.22) (0.63) (0.85) $ 9.07 1.04% $ 29,077,229 0.13% 2.05% 0.13% 20.91%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8.45 0.18 (0.30) (0.12) (0.19) (0.29) (0.48) $ 7.85 (1.53)% $ 21,178,148 0.39% 4.49% 0.39% 28.13%
Year Ended October 31, 2019 $ 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) $ 8.45 9.35% $ 25,843,875 0.38% 2.21% 0.38% 64.58%(g)
Year Ended October 31, 2018 $ 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) $ 8.31 (0.40)% $ 25,675,302 0.39% 2.10% 0.39% 28.01%
Year Ended October 31, 2017 $ 8.53 0.18 0.74 0.92 (0.19) (0.41) (0.60) $ 8.85 11.35% $ 29,656,153 0.38% 2.16% 0.38% 34.93%
Year Ended October 31, 2016 $ 9.05 0.14 0.09 0.23 (0.16) (0.59) (0.75) $ 8.53 2.93% $ 34,586,322 0.38% 1.68% 0.38% 25.79%
Year Ended October 31, 2015 $ 9.80 0.17 (0.10) 0.07 (0.19) (0.63) (0.82) $ 9.05 0.79% $ 43,835,091 0.38% 1.83% 0.38% 20.91%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

68 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Destination 2020 Fund (“Destination 2020”)
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the
Trust, and in unaffiliated mutual funds (including exchange
traded funds (“Underlying Funds”), and may have additional
investment and concentration risk. The Underlying Funds
typically invest in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and
Institutional Service Class shares. Effective August 23, 2019,
Class C shares converted to Class A shares. Accordingly, the
Funds no longer accept purchase orders from any investor
for Class C shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a non-diversified fund, as defined in the
1940 Act.
Nationwide Destination 2065 Fund commenced operations on
March 2, 2020.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 69
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
net asset value (“NAV”) as reported by such Underlying
Fund. Shares of exchange traded funds are generally valued
at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the
public, other investment companies and accounts managed by
the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Underlying Funds held as of
period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an Investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission (the "SEC") website at www.sec.gov. In addition,
the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the six months ended April 30, 2020, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 19 December 31, 20 19 2.50%
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 April 30, 2020 2.25%
May 1, 2020 no less than 0.00% per annum.
Destination 2020
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,205,940 $ – $ – $ 8,205,940
Investment Companies 154,924,002 – – 154,924,002

70 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
Level 1 Level 2 Level 3 Total
Assets:
Investment Contract $ – $ – $ 16,839,599 $ 16,839,599
Total $ 163,129,942 $ – $ 16,839,599 $ 179,969,541
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,429,817 $ – $ – $ 17,429,817
Investment Companies 233,880,354 – – 233,880,354
Investment Contract – – 11,665,546 11,665,546
Total $ 251,310,171 $ – $ 11,665,546 $ 262,975,717
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,272,429 $ – $ – $ 18,272,429
Investment Companies 255,528,335 – – 255,528,335
Investment Contract – – 3,660,965 3,660,965
Total $ 273,800,764 $ – $ 3,660,965 $ 277,461,729
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 19,489,144 $ – $ – $ 19,489,144
Investment Companies 201,922,406 – – 201,922,406
Investment Contract – – 1,802,269 1,802,269
Repurchase Agreement – 105 – 105
Short-Term Investment 943 – – 943
Total $ 221,412,493 $ 105 $ 1,802,269 $ 223,214,867
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,934,130 $ – $ – $ 16,934,130
Investment Companies 171,189,070 – – 171,189,070
Investment Contract – – 959,356 959,356
Repurchase Agreement – 88 – 88
Short-Term Investment 786 – – 786
Total $ 188,123,986 $ 88 $ 959,356 $ 189,083,430
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,648,401 $ – $ – $ 13,648,401
Investment Companies 138,530,554 – – 138,530,554
Investment Contract – – 41,751 41,751
Total $ 152,178,955 $ – $ 41,751 $ 152,220,706
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,983,383 $ – $ – $ 11,983,383
Investment Companies 114,559,612 – – 114,559,612

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 71
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreement $ – $ 700 $ – $ 700
Short-Term Investment 6,290 – – 6,290
Total $ 126,549,285 $ 700 $ – $ 126,549,985
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,292,056 $ – $ – $ 6,292,056
Investment Companies 65,080,468 – – 65,080,468
Total $ 71,372,524 $ – $ – $ 71,372,524
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,166,107 $ – $ – $ 2,166,107
Investment Companies 22,316,640 – – 22,316,640
Total $ 24,482,747 $ – $ – $ 24,482,747
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 82,154 $ – $ – $ 82,154
Investment Companies 845,045 – – 845,045
Total $ 927,199 $ – $ – $ 927,199
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,995,872 $ – $ – $ 2,995,872
Investment Companies 57,823,225 – – 57,823,225
Investment Contract – – 6,985,695 6,985,695
Total $ 60,819,097 $ – $ 6,985,695 $ 67,804,792
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Destination 2020
Investment
Contract Total
Balance as of October 31, 2019 $ 29,523,086 $ 29,523,086
Purchases
*
3,882,717 3,882,717
Sales (16,566,204) (16,566,204)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 16,839,599 $ 16,839,599

72 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
Destination 2025
Investment
Contract Total
Balance as of October 31, 2019 $ 26,991,856 $ 26,991,856
Purchases
*
2,124,533 2,124,533
Sales (17,450,843) (17,450,843)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 11,665,546 $ 11,665,546
Destination 2030
Investment
Contract Total
Balance as of October 31, 2019 $ 13,179,520 $ 13,179,520
Purchases
*
888,552 888,552
Sales (10,407,107) (10,407,107)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 3,660,965 $ 3,660,965
Destination 2035
Investment
Contract Total
Balance as of October 31, 2019 $ 8,353,860 $ 8,353,860
Purchases
*
262,023 262,023
Sales (6,813,614) (6,813,614)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 1,802,269 $ 1,802,269
Destination 2040
Investment
Contract Total
Balance as of October 31, 2019 $ 4,521,729 $ 4,521,729
Purchases
*
388,008 388,008
Sales (3,950,381) (3,950,381)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 959,356 $ 959,356
Destination 2045
Investment
Contract Total
Balance as of October 31, 2019 $ 339,351 $ 339,351
Purchases
*
249,816 249,816
Sales (547,416) (547,416)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 41,751 $ 41,751

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 73
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the
Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutualfunds or at the
SEC's website at www.sec.gov.
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and,
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2019 $ 12,893,005 $ 12,893,005
Purchases
*
2,694,039 2,694,039
Sales (8,601,349) (8,601,349)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 6,985,695 $ 6,985,695
Amounts designated as "—" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)

74 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load fee charged to the borrower with respect to the receipt of non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2020, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Destination 2035 $ 1,048
Destination 2040 874
Destination 2050 6,990
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 75
At April 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable,
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2035
BNP Paribas
Securities Corp. $ 105 $ – $ 105 $ (105) $ –
Total $ 105 $ – $ 105 $ (105) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2040
BNP Paribas
Securities Corp. $ 88 $ – $ 88 $ (88) $ –
Total $ 88 $ – $ 88 $ (88) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Destination 2050
BNP Paribas
Securities Corp. $ 700 $ – $ 700 $ (700) $ –
Total $ 700 $ – $ 700 $ (700) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

76 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(h) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flow, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA a unified management fee of 0.13% per annum
of the Fund’s average daily net assets. Out of the unified
management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation
and expenses of the non-interested Trustees and counsel to
the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other
non-routine expenses not incurred in the ordinary course of a
Fund’s business. For the six months ended April 30, 2020, the
Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment
Advisory Agreement, NFA pays fund administration and
transfer agency fees. Therefore, during the six months ended
April 30, 2020, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares and 0.50% for Class R shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 77
of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2020, the
Fund imposed front-end sales charges of $20,858. From these
fees, NFD retained a portion amounting to $2,870.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on
the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed
on Class A shares for certain redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for all Funds.
During the six months ended April 30, 2020, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class R, and Institutional Service Class shares of each of the
Funds.
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
Fund Class A Class R Institutional Service Class
Destination 2020 0.25% 0.25% 0.25%
Destination 2025 0.23 0.25 0.25
Destination 2030 0.23 0.25 0.25
Destination 2035 0.25 0.25 0.25
Destination 2040 0.25 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination Retirement 0.22 0.25 0.25
Fund Amount
Destination 2020 $185,094
Destination 2025 272,471
Destination 2030 289,580
Destination 2035 244,351
Destination 2040 204,508
Destination 2045 155,939
Destination 2050 130,420
Destination 2055 70,066
Destination 2060 23,533
Destination 2065 5
Destination Retirement 62,325

78 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investment in Affiliated Issuers
Each of the Funds invests in Class R6 shares of the affiliated
Underlying Funds, and each of the Funds can invest in the
Nationwide Contract. The Funds’ transactions in the shares
of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2020 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2020 43 .72%
Destination 2025 43 .54
Destination 2030 40 .69
Destination 2035 41 .15
Destination 2040 39 .38
Destination 2045 34 .80
Destination 2050 30 .33
Destination 2055 35 .93
Destination 2060 38 .43
Destination 2065 99 .45
Destination Retirement 30 .90
Destination 2020
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,133,906 9,445,071 3,156,516 (1,233,880) (34,396) (1,456,989) 9,876,322 225,883 —
Nationwide International
Index Fund, Class R6 2,469,496 23,688,367 1,609,489 (5,792,223) (397,429) (2,834,225) 16,273,979 235,821 283,171
Nationwide Mid Cap Market
Index Fund, Class R6 314,719 5,449,877 674,443 (1,356,735) (246,468) (577,692) 3,943,425 37,905 193,626
Nationwide Multi-Cap
Portfolio, Class R6 4,863,618 57,206,724 12,547,364 (15,503,295) 131,810 (7,156,871) 47,225,732 3,047,733 482,742
Nationwide Small Cap Index
Fund, Class R6 24,072 617,603 42,138 (382,178) 2,152 (88,580) 191,135 2,743 24,939
Nationwide Bond Index
Fund, Class R6 4,228,366 39,420,286 20,657,501 (12,214,612) 68,756 1,624,515 49,556,446 645,673 —
Nationwide Core Plus Bond
Fund, Class R6 1,596,146 17,403,093 2,364,755 (3,109,183) (27,915) 192,633 16,823,383 255,467 5,897
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,049,817 10,676,047 1,926,491 (2,060,323) 11,654 479,711 11,033,580 37,760 —
Nationwide Contract ^∞(a) $16,839,599 29,523,086 3,882,717 (16,566,204) — — 16,839,599 236,038 —
Total 193,430,154 46,861,414 (58,218,633) (491,836) (9,817,498) 171,763,601 4,725,023 990,375
Destination 2025
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,188,004 11,022,833 2,491,783 (1,420,062) (51,682) (1,695,356) 10,347,516 256,237 —
Nationwide International
Index Fund, Class R6 5,611,818 45,818,551 5,865,110 (7,758,225) (762,036) (6,181,516) 36,981,884 494,693 594,022
Nationwide Mid Cap Market
Index Fund, Class R6 691,889 9,775,479 2,042,446 (1,517,566) (357,006) (1,273,978) 8,669,375 75,564 384,447
Nationwide Multi-Cap
Portfolio, Class R6 8,600,027 94,565,139 22,061,978 (20,574,886) (57,765) (12,488,204) 83,506,262 5,244,038 830,621
Nationwide Small Cap Index
Fund, Class R6 634,892 6,022,186 1,256,576 (1,138,097) (579,013) (520,608) 5,041,044 38,522 349,468

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 79
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Index
Fund, Class R6 5,402,109 56,347,902 24,363,241 (19,603,412) 178,810 2,026,181 63,312,722 867,774 —
Nationwide Core Plus Bond
Fund, Class R6 1,883,712 21,947,087 2,796,961 (5,061,390) (38,242) 209,908 19,854,324 318,051 7,266
Nationwide Inflation-
Protected Securities Fund,
Class R6 586,796 5,785,036 1,337,030 (1,230,597) 11,284 264,474 6,167,227 21,247 —
Nationwide Contract ^∞(a) $11,665,546 26,991,856 2,124,533 (17,450,843) — — 11,665,546 184,839 —
Total 278,276,069 64,339,658 (75,755,078) (1,655,650) (19,659,099) 245,545,900 7,500,965 2,165,824
Destination 2030
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 910,354 8,590,109 1,646,719 (902,496) (16,817) (1,388,330) 7,929,185 200,636 —
Nationwide International
Index Fund, Class R6 7,302,983 58,582,324 6,761,450 (7,989,176) (786,181) (8,441,761) 48,126,656 645,080 774,604
Nationwide Mid Cap Market
Index Fund, Class R6 1,015,005 14,381,292 2,632,049 (1,769,335) (458,576) (2,067,418) 12,718,012 113,135 574,266
Nationwide Multi-Cap
Portfolio, Class R6 10,662,946 118,969,333 24,092,487 (22,861,673) (181,411) (16,481,532) 103,537,204 6,663,450 1,055,446
Nationwide Small Cap Index
Fund, Class R6 806,676 7,197,979 1,537,615 (917,025) (519,495) (894,064) 6,405,010 48,397 438,474
Nationwide Bond Index
Fund, Class R6 4,781,850 55,995,111 16,583,298 (18,437,051) 197,652 1,704,277 56,043,287 789,533 —
Nationwide Core Plus Bond
Fund, Class R6 1,692,082 20,214,034 2,639,760 (5,145,615) (51,078) 177,446 17,834,547 293,234 6,700
Nationwide Inflation-
Protected Securities Fund,
Class R6 279,204 3,074,037 539,019 (815,482) 14,554 122,306 2,934,434 10,813 —
Nationwide Contract ^∞(a) $3,660,965 13,179,520 888,552 (10,407,107) — — 3,660,965 67,243 —
Total 300,183,739 57,320,949 (69,244,960) (1,801,352) (27,269,076) 259,189,300 8,831,521 2,849,490
Destination 2035
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 635,063 6,473,452 936,053 (822,791) (17,992) (1,037,323) 5,531,399 148,875 —
Nationwide International
Index Fund, Class R6 6,684,591 55,421,249 5,302,929 (7,967,190) (722,039) (7,983,497) 44,051,452 611,895 734,757
Nationwide Mid Cap Market
Index Fund, Class R6 998,405 14,572,731 2,375,487 (1,863,624) (422,582) (2,151,999) 12,510,013 114,999 584,580
Nationwide Multi-Cap
Portfolio, Class R6 10,099,540 115,293,591 19,922,050 (20,879,401) 289,937 (16,559,640) 98,066,537 6,464,255 1,023,896
Nationwide Small Cap Index
Fund, Class R6 785,660 7,293,761 1,364,101 (991,711) (519,487) (908,526) 6,238,138 48,876 443,181
Nationwide Bond Index
Fund, Class R6 2,356,431 28,364,754 8,959,055 (10,663,831) 122,669 834,727 27,617,374 400,850 —
Nationwide Core Plus Bond
Fund, Class R6 730,225 8,377,873 1,602,491 (2,341,919) (20,331) 78,458 7,696,572 125,480 2,892
Nationwide Inflation-
Protected Securities Fund,
Class R6 20,069 — 216,880 (12,766) 20 6,787 210,921 425 —
Nationwide Contract ^∞(a) $1,802,269 8,353,860 262,023 (6,813,614) — — 1,802,269 39,408 —
Total 244,151,271 40,941,069 (52,356,847) (1,289,805) (27,721,013) 203,724,675 7,955,063 2,789,306
Destination 2040
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 100,458 534,594 527,139 (67,681) (1,086) (117,980) 874,986 17,409 —
Nationwide International
Index Fund, Class R6 5,750,142 46,277,440 4,798,611 (5,512,877) (698,438) (6,971,302) 37,893,434 517,147 620,984
Nationwide Mid Cap Market
Index Fund, Class R6 1,059,105 14,978,990 2,562,131 (1,508,458) (383,317) (2,378,755) 13,270,591 119,713 604,454
Nationwide Multi-Cap
Portfolio, Class R6 9,432,604 105,037,998 18,095,059 (15,728,248) (133,443) (15,680,778) 91,590,588 5,945,910 941,793
Nationwide Small Cap Index
Fund, Class R6 671,296 6,018,848 1,173,108 (613,527) (347,773) (900,563) 5,330,093 41,079 371,046

80 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Index
Fund, Class R6 1,422,676 15,762,192 6,806,884 (6,462,718) 46,716 520,684 16,673,758 227,634 —
Nationwide Core Plus Bond
Fund, Class R6 527,099 6,452,041 1,005,147 (1,930,346) (19,594) 48,372 5,555,620 93,383 2,143
Nationwide Contract ^∞(a) $959,356 4,521,729 388,008 (3,950,381) — — 959,356 31,426 —
Total 199,583,832 35,356,087 (35,774,236) (1,536,935) (25,480,322) 172,148,426 6,993,701 2,540,420
Destination 2045
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 4,832,715 38,655,088 4,198,334 (4,570,443) (712,895) (5,722,493) 31,847,591 433,894 521,014
Nationwide Mid Cap Market
Index Fund, Class R6 861,519 11,856,279 2,146,230 (994,754) (287,697) (1,925,229) 10,794,829 96,340 486,244
Nationwide Multi-Cap
Portfolio, Class R6 7,978,352 88,041,631 14,170,343 (11,313,447) (166,626) (13,262,103) 77,469,798 5,027,735 796,360
Nationwide Small Cap Index
Fund, Class R6 585,183 5,216,590 1,009,795 (506,595) (307,587) (765,848) 4,646,355 35,578 321,281
Nationwide Bond Index
Fund, Class R6 904,381 11,915,085 2,664,137 (4,338,347) 71,807 286,666 10,599,348 154,908 —
Nationwide Core Plus Bond
Fund, Class R6 301,009 3,573,403 635,798 (1,054,074) (13,410) 30,916 3,172,633 52,993 1,219
Nationwide Contract ^∞(a) $41,751 339,351 249,816 (547,416) — — 41,751 2,357 —
Total 159,597,427 25,074,453 (23,325,076) (1,416,408) (21,358,091) 138,572,305 5,803,805 2,126,118
Destination 2050
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 4,083,737 31,877,816 4,234,063 (3,882,815) (579,082) (4,738,153) 26,911,829 360,889 433,351
Nationwide Mid Cap Market
Index Fund, Class R6 795,265 10,976,684 1,972,211 (930,565) (230,896) (1,822,760) 9,964,674 89,279 450,781
Nationwide Multi-Cap
Portfolio, Class R6 6,687,248 73,198,698 12,467,545 (9,513,326) (52,472) (11,167,266) 64,933,179 4,212,529 667,237
Nationwide Small Cap Index
Fund, Class R6 486,038 4,308,955 842,581 (388,246) (216,631) (687,516) 3,859,143 29,775 268,944
Nationwide Bond Index
Fund, Class R6 636,146 8,516,409 1,625,951 (2,929,999) 43,226 200,049 7,455,636 108,236 —
Nationwide Core Plus Bond
Fund, Class R6 136,162 1,535,241 334,735 (442,748) (7,194) 15,117 1,435,151 23,165 539
Total 130,413,803 21,477,086 (18,087,699) (1,043,049) (18,200,529) 114,559,612 4,823,873 1,820,852
Destination 2055
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,313,704 17,650,242 2,599,524 (1,938,786) (374,260) (2,689,409) 15,247,311 200,678 240,972
Nationwide Mid Cap Market
Index Fund, Class R6 471,376 6,337,827 1,273,817 (466,932) (163,083) (1,075,288) 5,906,341 52,243 262,191
Nationwide Multi-Cap
Portfolio, Class R6 3,774,525 40,911,995 7,521,582 (5,189,302) (294,229) (6,299,413) 36,650,633 2,365,072 374,611
Nationwide Small Cap Index
Fund, Class R6 302,962 2,567,746 584,705 (195,984) (106,270) (444,678) 2,405,519 17,833 160,514
Nationwide Bond Index
Fund, Class R6 357,033 4,637,308 1,014,492 (1,602,344) 24,296 110,679 4,184,431 59,564 —
Nationwide Core Plus Bond
Fund, Class R6 65,107 772,661 150,152 (239,326) (3,951) 6,697 686,233 11,450 263
Total 72,877,779 13,144,272 (9,632,674) (917,497) (10,391,412) 65,080,468 2,706,840 1,038,551
Destination 2060
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 798,487 5,333,760 1,494,963 (595,837) (115,026) (855,832) 5,262,028 61,686 74,072
Nationwide Mid Cap Market
Index Fund, Class R6 161,020 1,923,068 593,686 (108,622) (26,852) (363,696) 2,017,584 16,302 81,003

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 81
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or exchange traded fund) may be found in such
affiliated Underlying Fund’s most recent semiannual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities,
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 1,309,772 12,503,579 3,611,459 (1,296,841) (3,570) (2,096,740) 12,717,887 734,267 116,303
Nationwide Small Cap Index
Fund, Class R6 103,009 782,197 263,289 (52,977) (28,842) (145,773) 817,894 5,565 49,802
Nationwide Bond Index
Fund, Class R6 108,465 1,193,847 458,474 (419,251) 2,077 36,060 1,271,207 16,208 —
Nationwide Core Plus Bond
Fund, Class R6 21,825 234,029 68,630 (73,553) (1,721) 2,655 230,040 3,603 80
Total 21,970,480 6,490,501 (2,547,081) (173,934) (3,423,326) 22,316,640 837,631 321,260
Destination 2065
Security Description
Shares/Principal
at April 30, 2020
Market Value
February 28,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 29,785 — 221,743 (6,396) (904) (18,159) 196,284 — —
Nationwide Mid Cap Market
Index Fund, Class R6 6,095 — 83,617 (96) 3 (7,152) 76,372 133 —
Nationwide Multi-Cap
Portfolio, Class R6 51,017 — 535,418 (644) 25 (39,421) 495,378 — —
Nationwide Small Cap Index
Fund, Class R6 3,877 — 34,276 (40) 1 (3,458) 30,779 26 —
Nationwide Bond Index
Fund, Class R6 3,292 — 44,469 (5,999) (113) 231 38,588 162 —
Nationwide Core Plus Bond
Fund, Class R6 725 — 8,640 (875) (42) (79) 7,644 39 —
Total — 928,163 (14,050) (1,030) (68,038) 845,045 360 —
Destination Retirement
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 455,858 3,643,557 1,921,969(b) (935,453) (38,599) (620,950) 3,970,524 86,198 —
Nationwide International
Index Fund, Class R6 824,096 5,364,048 2,739,104(b) (1,670,343) (231,483) (770,533) 5,430,793 57,389 68,911
Nationwide Mid Cap Market
Index Fund, Class R6 101,025 1,134,880 680,830(b) (328,679) (91,792) (129,396) 1,265,843 9,055 44,301
Nationwide Multi-Cap
Portfolio, Class R6 1,727,626 15,498,498 9,305,355(b) (5,954,691) (266,395) (1,807,520) 16,775,247 843,992 133,683
Nationwide Bond Index
Fund, Class R6 1,652,994 12,146,524 13,246,078(b) (6,821,593) 40,096 761,985 19,373,090 241,712 —
Nationwide Core Plus Bond
Fund, Class R6 622,621 6,150,319 2,439,761(b) (2,124,606) (4,951) 101,900 6,562,423 98,462 1,952
Nationwide Inflation-
Protected Securities Fund,
Class R6 422,960 4,207,280 1,665,466(b) (1,669,195) 30,047 211,707 4,445,305 14,884 —
Nationwide Contract ^∞(a) $6,985,695 12,893,005 2,694,039(b) (8,601,349) — — 6,985,695 100,079 —
Total 61,038,111 34,692,602 (28,105,909) (563,077) (2,252,807) 64,808,920 1,451,771 248,847
Amounts designated as “—” are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(b) Purchases at cost includes securities received as part of acquisition of Nationwide Destination 2010 Fund. (Note 11)

82 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
6. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of investments (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
Information about the risks of an investment in each Underlying
Fund may be found in such Underlying Fund’s semiannual
report to shareholders, which is available at www.nationwide.
com/mutualfunds or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s semiannual
report to shareholders, which is available at www.nationwide.
com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money
Fund Purchases
*
Sales
Destination 2020 $ 47,620,678 $ 61,375,199
Destination 2025 66,286,468 81,239,459
Destination 2030 61,854,498 73,533,826
Destination 2035 45,711,713 58,580,158
Destination 2040 36,703,733 39,537,808
Destination 2045 26,251,584 26,480,907
Destination 2050 22,364,285 20,432,001
Destination 2055 13,750,602 10,499,297
Destination 2060 6,958,682 2,747,629
Destination 2065 1,023,146 18,385
Destination Retirement 19,035,773 29,388,262
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 83
market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10. Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Fund % of Shares
Number of
Accounts
Destination 2020 81 .24% 3 (a)
Destination 2025 84 .34 5 (a)
Destination 2030 84 .44 3 (a)
Destination 2035 85 .51 3 (a)
Destination 2040 85 .86 3 (a)
Destination 2045 86 .87 3 (a)
Destination 2050 77 .53 2 (a)
Destination 2055 91 .63 3 (a)
Destination 2060 94 .57 4 (a)
Destination 2065 99 .45 1 (a)
Destination Retirement 85 .95 3 (a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

84 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Target Destination Funds
11. Merger
At close of business on January 24, 2020, Nationwide
Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2010 Fund (“Target
Fund”), each a series of the Trust, pursuant to a plan of
reorganization approved by the Board of Trustees at a meeting held on June 12, 2019. The reorganization of the Target Fund was not required to be approved by the shareholders of the
Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 2,119,884 shares of the Acquiring
Fund, valued at $17,496,434, for the assets of the Target Fund.
The investment portfolio of the Target Fund, with a fair value of
$17,492,771 and identified cost of $16,615,880 at January 24,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $61,077,364. The net assets of the Acquiring
Fund immediately following the acquisition were $78,573,798.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after the reorganization.
The following pro forma information for the six months ended April 30, 2020 is provided as though the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $1,591,847;
Net gains (losses) on investments $127,823;
Net change in unrealized appreciation/depreciation $(1,873,737); and
Net increase (decrease) in net assets resulting from operations $(154,067).
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since January 24, 2020.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Destination 2010 Fund $876,891
Class A
688,823 $5,715,624 $8.2977
Class R
926,597 7,659,677 8.2665
Class R6
493,845 4,105,129 8.3126
Institutional Service Class
1,927 16,004 8.3033
Acquiring Fund
Nationwide Destination Retirement Fund $3,364,110
Class A
670,398 $5,540,441 $8.2644
Class R
1,978,011 16,265,891 8.2234
Class R6
1,721,612 14,280,640 8.2949
Institutional Service Class
3,020,864 24,990,392 8.2726
After Reorganization
Nationwide Destination Retirement Fund $4,241,001
Class A
1,361,996 $11,256,065 $8.2644
Class R
2,909,464 23,925,568 8.2234
Class R6
2,216,511 18,385,769 8.2949
Institutional Service Class
3,022,798 25,006,396 8.2726

Target Destination Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 85
12. Federal Tax Information
As of April 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
13. Subsequent Events
On March 11, 2020, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously
approved a Plan of Reorganization between Nationwide
Destination 2020 Fund ("Destination 2020") and Nationwide
Destination Retirement Fund ("Destination Retirement"), each a series of the Trust, pursuant to which Destination 2020
will be merged into Destination Retirement (the “Merger”).
Shareholders of Destination 2020 were not required,
and were not requested, to approve the Merger. Further
information regarding the details of the Merger and Destination
Retirement will be provided in an information statement that will be delivered to Destination 2020 shareholders. The Merger will be finalized on or around June 19, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
14.  Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2020 $ 182,978,084 $ 4,036,146 $ (7,044,689) $ (3,008,543)
Destination 2025 274,489,375 5,182,915 (16,696,573) (11,513,658)
Destination 2030 298,386,258 4,192,710 (25,117,239) (20,924,529)
Destination 2035 246,289,806 2,239,875 (25,314,814) (23,074,939)
Destination 2040 210,558,554 1,451,746 (22,926,870) (21,475,124)
Destination 2045 170,035,688 977,037 (18,792,019) (17,814,982)
Destination 2050 142,420,612 701,824 (16,572,451) (15,870,627)
Destination 2055 81,210,564 312,167 (10,150,207) (9,838,040)
Destination 2060 27,722,781 106,141 (3,346,174) (3,240,033)
Destination 2065 1,003,860 750 (77,506) (76,756)
Destination Retirement 69,098,044 1,232,135 (2,525,387) (1,293,252)

86 - Supplemental Information - April 30, 2020 - Target Destination Funds
Nationwide Destination 2010 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination Retirement Fund ( formerly,
Nationwide Destination 2015 Fund )
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) (the “Advisory Agreements”) must be
approved for each series of the Trust (individually a “Fund”
and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”),
cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreement, including investment performance, reports with
respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the
Funds, the Trustees took into account, among other things,
the nature, extent, and quality of services provided by the
Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, financial analysis, and its asset
allocation methodology.
The Adviser’s personnel and methods; the number of
the Adviser’s advisory and analytical personnel; general
information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s

Target Destination Funds - April 30, 2020 - Supplemental Information - 87
risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
The Trustees considered that the Nationwide Destination 2010
Fund was scheduled to be reorganized into the Nationwide
Destination Retirement Fund in January 2020, and approved
that Fund’s contractual and other arrangements in anticipation of that reorganization.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was at a level lower than
the median of the Fund’s Broadridge expense peer group or
higher than the median but within the third quintile of its peer group. The Trustees noted that the actual management fees
paid by each of the Funds were paid at rates higher than the median of the Fund’s peers, in the fifth quintile. The Trustees considered that, because the Funds’ management fees are
“unified fees,” the Adviser pays substantially all of the expenses of managing and operating the Funds out of its management
fees, resulting in management fees that are higher than they would be if the management fees were paid on a traditional
(not unified) basis. They also considered that a number of the
Funds’ peers pay no management fees, at least in part because their sponsors presumably earn revenues indirectly through the fund’s investments in affiliated funds or through other related revenue sources. After reviewing these and related factors,
the Trustees concluded, within the context of their overall
conclusions regarding the Advisory Agreements, that each
Fund’s expenses generally were consistent with continuation
of the Fund’s Advisory Agreements.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer
groups of funds over various time periods. The Trustees noted
that each of Nationwide Destination 2020 Fund, Nationwide
Destination 2025 Fund, Nationwide Destination 2030 Fund,
and Nationwide Destination 2050 Fund achieved investment
performance at or above the peer group median of the funds in its peer group for the three-year period ended June 30, 2019, and that each of Nationwide Destination Retirement Fund,
Nationwide Destination 2040 Fund, Nationwide Destination
2045 Fund, and Nationwide Destination 2055 Fund experienced
investment performance below the peer group median but
within the third quintile. With respect to Nationwide Destination
2035 Fund and Nationwide Destination 2060 Fund, which
ranked less favorably against the funds in their peer groups, the Trustees took into account the Adviser’s statements as
to the steps it is taking with respect to all of the Nationwide
Destination Funds to bring the Funds’ investment performance more closely in line with their peers and the effect the Adviser expects those steps to have on the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support
approval of the continuance of the Advisory Agreements for an additional one-year period.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Funds. The Trustees
noted that the Funds’ advisory fee rate schedules are not
subject to contractual breakpoints. The Trustees noted that
the advisory fee rate schedules for many of the underlying
funds in which the Funds invest are subject to contractual
advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide Destination 2065 Fund
Initial Approval of Advisory Agreement
Summary of Factors Considered by the Board
At the June 12, 2019 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, on behalf of Nationwide Destination
2065 Fund (the “Fund”), the Investment Advisory Agreement with
Nationwide Fund Advisors (“NFA”) (the “Advisory Agreement”).
The Board was provided with detailed materials relating to the
Fund and NFA in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by NFA under the Advisory Agreement, including the investment approach of NFA to managing the Fund and information as to
the various services NFA would provide under the Advisory
Agreement. The Board considered that NFA already serves as
investment adviser to other Nationwide Destination target date funds, and considered performance information relating to a
similar fund currently managed by NFA in a manner similar to the manner in which NFA expects to manage the Fund.

88 - Supplemental Information - April 30, 2020 - Target Destination Funds
The Board considered the advisory fee that NFA proposed for
the Fund. The Board noted that NFA’s proposed fee was a
“unified fee,” under which NFA would be paying most of the
Fund’s ordinary operating expenses. The Board considered
that the Fund’s total expenses (including 12b-1 /non–12b-1
fees) would be well below the median expenses of the Fund’s
peer group and would rank in the 1st quintile of that peer group.
The Board considered management’s statement that, because
the proposed fee is a unified fee, it is difficult to compare the fee against advisory fees paid by other funds, and that the Fund’s total expense ratio provides a more useful basis for comparison.
The Board considered that the non-compensatory terms of the
proposed Advisory Agreement were substantially similar in all material respects to the terms of advisory agreements that the
Trust currently has in place for other Nationwide Funds.
The Board considered that the proposed fee schedule to the
Advisory Agreement with NFA does not include breakpoints and considered whether the Fund may benefit from any economies
of scale realized by NFA in the event of growth in assets of the
Fund. The Board noted that the advisory fee rate schedules
for many of the underlying funds in which the Fund invests are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and
NFA’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund
level over time to determine whether breakpoints might be
appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
The Board determined to defer any review of potential fallout benefits of the Advisory Agreement to NFA, if any, until the
Fund has been in operation for a reasonable period of time.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for a two-year period
commencing from the execution of the Advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Target Destination Funds - April 30, 2020 - Management Information - 89
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

90 - Management Information - April 30, 2020 - Target Destination Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - April 30, 2020 - Management Information - 91
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

92 - Market Index Definitions - April 30, 2020 - Target Destination Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Target Destination Funds - April 30, 2020 - Market Index Definitions - 93
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

94 - Market Index Definitions - April 30, 2020 - Target Destination Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Target Destination Funds - April 30, 2020 - Market Index Definitions - 95
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

96 - Glossary - April 30, 2020 - Target Destination Funds
Definitions of some commonly used investment terms
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Target Destination Funds - April 30, 2020 - Glossary - 97
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

98 - Glossary - April 30, 2020 - Target Destination Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 8
Statements of Investments 11
Statements of Assets and Liabilities 16
Statements of Operations 20
Statements of Changes in Net Assets 22
Statements of Cash Flows 30
Financial Highlights 32
Notes to Financial Statements 42
Supplemental Information 56
Management Information 59
Market Index Definitions 62
Glossary 66

Nationwide Mutual Funds - April 30, 2020 - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Investor Destinations Aggresive Fund - April 30, 2020 - Fund Overview - 3
Asset Allocation
1
Equity Funds 95.8%
Fixed Income Funds 2.6%
Alternative Assets 1.7%
Liabilities in excess of other assets (0.1%)
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 44.2%
Nationwide International Index Fund, Class R6 22.3%
Nationwide Mid Cap Market Index Fund, Class R6 12.5%
iShares Core MSCI Emerging Markets ETF 8.6%
Nationwide International Small Cap Fund, Class R6 4.2%
Nationwide Loomis All Cap Growth Fund, Class R6 3.9%
Nationwide Bond Index Fund, Class R6 1.3%
Nationwide Loomis Core Bond Fund, Class R6 0.9%
Nationwide Amundi Global High Yield Fund, Class
R6 0.9%
Nationwide Emerging Markets Debt Fund, Class R6 0.8%
Nationwide Core Plus Bond Fund, Class R6 0.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 - Nationwide Investor Destinations Moderately Aggresive Fund
Asset Allocation
1
Equity Funds 82.2%
Fixed Income Funds 12.2%
Alternative Assets 5.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 42.4%
Nationwide International Index Fund, Class R6 17.3%
Nationwide Mid Cap Market Index Fund, Class R6 8.5%
iShares Core MSCI Emerging Markets ETF 7.3%
Nationwide Bond Index Fund, Class R6 6.0%
Nationwide International Small Cap Fund, Class R6 3.7%
Nationwide Core Plus Bond Fund, Class R6 3.6%
Nationwide Loomis All Cap Growth Fund, Class R6 3.0%
Nationwide Amundi Global High Yield Fund, Class
R6 2.6%
Nationwide Loomis Core Bond Fund, Class R6 1.8%
Other Holdings 3.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Investor Destinations Moderate Fund - April 30, 2020 - Fund Overview - 5
Asset Allocation
1
Equity Funds 63.6%
Fixed Income Funds 23.5%
Investment Contract 7.2%
Alternative Assets 5.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 35.8%
Nationwide International Index Fund, Class R6 13.6%
Nationwide Bond Index Fund, Class R6 8.2%
Nationwide Contract 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 5.4%
iShares Core MSCI Emerging Markets ETF 4.8%
Nationwide Core Plus Bond Fund, Class R6 4.6%
Nationwide Loomis Core Bond Fund, Class R6 4.6%
Nationwide Loomis Short Term Bond Fund, Class R6 3.6%
Nationwide Amundi Global High Yield Fund, Class
R6 2.7%
Other Holdings 9.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 - Nationwide Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Equity Funds 43.4%
Fixed Income Funds 39.7%
Investment Contract 12.0%
Alternative Assets 5.0%
Liabilities in excess of other assets (0.1%)
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 24.4%
Nationwide Bond Index Fund, Class R6 16.6%
Nationwide Contract 12.0%
Nationwide International Index Fund, Class R6 9.6%
Nationwide Loomis Short Term Bond Fund, Class R6 7.5%
Nationwide Core Plus Bond Fund, Class R6 6.7%
Nationwide Mid Cap Market Index Fund, Class R6 4.8%
Nationwide Loomis Core Bond Fund, Class R6 3.8%
iShares Core MSCI Emerging Markets ETF 3.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
Other Holdings 8.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Investor Destinations Conservative Fund - April 30, 2020 - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 55.7%
Equity Funds 21.3%
Investment Contract 17.3%
Alternative Assets 5.7%
Money Market Fund 0.2%
Repurchase Agreement
†
0.0%
Liabilities in excess of other assets (0.2%)
100.0%
Top Holdings
2
Nationwide Bond Index Fund, Class R6 21.8%
Nationwide Contract 17.3%
Nationwide Loomis Short Term Bond Fund, Class R6 13.7%
Nationwide Multi-Cap Portfolio, Class R6 11.8%
Nationwide Core Plus Bond Fund, Class R6 9.1%
Nationwide International Index Fund, Class R6 5.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
iShares 20+ Year Treasury Bond ETF 4.0%
Nationwide Amundi Strategic Income Fund, Class
R6 2.7%
Nationwide Mid Cap Market Index Fund, Class R6 2.1%
Other Holdings
#
7.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Shareholder Expense Examples - April 30, 2020 (Unaudited) - Investor Destination Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2019 through April 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Investor Destinations Aggressive
Fund
Class A Shares
Actual
(b)
1,000.00 884.60 2.48 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 881.90 5.99 1.28
Hypothetical
(b)(c)
1,000.00 1,018.50 6.42 1.28
Class R Shares
Actual
(b)
1,000.00 883.90 3.98 0.85
Hypothetical
(b)(c)
1,000.00 1,020.64 4.27 0.85
Class R6 Shares
Actual
(b)
1,000.00 887.40 0.89 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 886.50 1.36 0.29
Hypothetical
(b)(c)
1,000.00 1,023.42 1.46 0.29
Service Class Shares
Actual
(b)
1,000.00 884.80 2.76 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59

Investor Destination Funds - April 30, 2020 (Unaudited) - Shareholder Expense Examples - 9
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Investor Destinations Moderately
Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 904.70 2.51 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 902.40 5.91 1.25
Hypothetical
(b)(c)
1,000.00 1,018.65 6.27 1.25
Class R Shares
Actual
(b)
1,000.00 903.70 4.02 0.85
Hypothetical
(b)(c)
1,000.00 1,020.64 4.27 0.85
Class R6 Shares
Actual
(b)
1,000.00 907.50 0.90 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 905.90 1.33 0.28
Hypothetical
(b)(c)
1,000.00 1,023.47 1.41 0.28
Service Class Shares
Actual
(b)
1,000.00 904.20 2.79 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 933.50 2.55 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class C Shares
Actual
(b)
1,000.00 930.40 6.10 1.27
Hypothetical
(b)(c)
1,000.00 1,018.55 6.37 1.27
Class R Shares
Actual
(b)
1,000.00 933.20 4.04 0.84
Hypothetical
(b)(c)
1,000.00 1,020.69 4.22 0.84
Class R6 Shares
Actual
(b)
1,000.00 935.90 0.91 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 935.30 1.40 0.29
Hypothetical
(b)(c)
1,000.00 1,023.42 1.46 0.29
Service Class Shares
Actual
(b)
1,000.00 933.80 2.84 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Nationwide Investor Destinations Moderately
Conservative Fund
Class A Shares
Actual
(b)
1,000.00 966.90 2.69 0.55
Hypothetical
(b)(c)
1,000.00 1,022.13 2.77 0.55
Class C Shares
Actual
(b)
1,000.00 963.30 6.25 1.28
Hypothetical
(b)(c)
1,000.00 1,018.50 6.42 1.28
Class R Shares
Actual
(b)
1,000.00 965.20 4.25 0.87
Hypothetical
(b)(c)
1,000.00 1,020.54 4.37 0.87
Class R6 Shares
Actual
(b)
1,000.00 968.00 1.08 0.22
Hypothetical
(b)(c)
1,000.00 1,023.77 1.11 0.22
Institutional Service Class Shares
Actual
(b)
1,000.00 967.00 1.81 0.37
Hypothetical
(b)(c)
1,000.00 1,023.02 1.86 0.37
Service Class Shares
Actual
(b)
1,000.00 966.60 3.08 0.63
Hypothetical
(b)(c)
1,000.00 1,021.73 3.17 0.63

10 - Shareholder Expense Examples - April 30, 2020 (Unaudited) - Investor Destination Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
(a)
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
(a)
Nationwide Investor Destinations Conservative
Fund
Class A Shares
Actual
(b)
1,000.00 997.60 2.68 0.54
Hypothetical
(b)(c)
1,000.00 1,022.18 2.72 0.54
Class C Shares
Actual
(b)
1,000.00 993.80 6.35 1.28
Hypothetical
(b)(c)
1,000.00 1,018.50 6.42 1.28
Class R Shares
Actual
(b)
1,000.00 995.90 4.32 0.87
Hypothetical
(b)(c)
1,000.00 1,020.54 4.37 0.87
Class R6 Shares
Actual
(b)
1,000.00 999.30 1.04 0.21
Hypothetical
(b)(c)
1,000.00 1,023.82 1.06 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 999.00 1.39 0.28
Hypothetical
(b)(c)
1,000.00 1,023.47 1.41 0.28
Service Class Shares
Actual
(b)
1,000.00 997.20 3.03 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Investor Destinations Aggressive Fund - April 30, 2020 (Unaudited) - Statement of Investments - 11
Investment Companies 91.4%
Shares Value ($)
Alternative Assets 1.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 873,137 7,116,063
Nationwide Emerging Markets
Debt Fund, Class R6(a) 806,616 6,953,028
Total Alternative Assets
(cost $16,509,136) 14,069,091
Equity Funds 87.1%
Nationwide International Index
Fund, Class R6(a) 28,065,592 184,952,250
Nationwide International Small
Cap Fund, Class R6(a) 4,200,584 34,948,863
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,516,942 32,367,880
Nationwide Mid Cap Market
Index Fund, Class R6(a) 8,254,579 103,429,878
Nationwide Multi-Cap Portfolio,
Class R6(a) 37,716,258 366,224,865
Total Equity Funds
(cost $791,635,537) 721,923,736
Investment Companies
Shares Value ($)
Fixed Income Funds 2.6%
Nationwide Bond Index Fund,
Class R6(a) 918,820 10,768,573
Nationwide Core Plus Bond
Fund, Class R6(a) 341,607 3,600,536
Nationwide Loomis Core Bond
Fund, Class R6(a) 620,201 7,132,315
Total Fixed Income Funds
(cost $20,346,050) 21,501,424
Total Investment Companies
(cost $828,490,723) 757,494,251
Exchange Traded Fund 8.7%
Equity Fund 8.7%
iShares Core MSCI Emerging
Markets ETF 1,638,103 71,519,577
Total Exchange Traded Fund
(cost $87,272,393) 71,519,577
Total Investments
(cost $915,763,116) — 100.1% 829,013,828
Liabilities in excess of other assets — (0.1)% (420,846)
NET ASSETS — 100.0% $ 828,592,982
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 92.7%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Amundi Global High
Yield Fund, Class R6 (a) 4,222,798 34,415,807
Nationwide Amundi Strategic
Income Fund, Class R6 (a) 1, 809,637 15,761,936
Nationwide Emerging Markets
Debt Fund, Class R6 (a) 2,598,692 22,400,723
Total Alternative Assets
(cost $85,905,830) 72,578,466
Equity Funds 74.9%
Nationwide International Index
Fund, Class R6 (a) 34,261,035 225,780,223
Nationwide International Small
Cap Fund, Class R6 (a) 5,740,378 47,759,943
Nationwide Loomis All Cap
Growth Fund, Class R6 (a) 3,053,312 39,265,588
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 8,888,848 111,377,269
Nationwide Multi-Cap Portfolio,
Class R6 (a) 56,883,387 552,337,689
Total Equity Funds
(cost $1,065,772,750) 976,520,712
Investment Companies
Shares Value ($)
Fixed Income Funds 12.2%
Nationwide Bond Index Fund,
Class R6 (a) 6,635,110 77,763,488
Nationwide Core Plus Bond
Fund, Class R6 (a) 4,438,576 46,782,592
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 1,148,463 12,070,343
Nationwide Loomis Core Bond
Fund, Class R6 (a) 2,014,817 23,170,396
Total Fixed Income Funds
(cost $151,244,902) 159,786,819
Total Investment Companies
(cost $1,302,923,482) 1,208,885,997
Exchange Traded Fund 7.3%
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 2,172,166 94,836,768
Total Exchange Traded Fund
(cost $113,819,428) 94,836,768
Total Investments
(cost $1,416,742,910) — 100.0% 1,303,722,765
Liabilities in excess of other assets — 0.0%
†
(511,595)
NET ASSETS — 100.0% $ 1,303,211,170
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderate Fund - April 30, 2020 (Unaudited) - Statement of Investments - 13
Investment Companies 86.5%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,651,949 29,763,385
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,57 2,982 13,700,669
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,262,378 19,501,696
Total Alternative Assets
(cost $74,676,223) 62,965,750
Equity Funds 58.8%
Nationwide International Index
Fund, Class R6(a) 22,761,213 149,996,397
Nationwide International Small
Cap Fund, Class R6(a) 2,747,291 22,857,465
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,666,983 21,437,402
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,711,573 59,036,007
Nationwide Multi-Cap Portfolio,
Class R6(a) 40,529,302 393,539,523
Total Equity Funds
(cost $696,734,457) 646,866,794
Fixed Income Funds 22.0%
Nationwide Bond Index Fund,
Class R6(a) 7,685,785 90,077,400
Nationwide Core Plus Bond
Fund, Class R6(a) 4,829,495 50,902,873
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 999,832 10,508,239
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,385,165 50,429,401
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,926,214 39,497,713
Total Fixed Income Funds
(cost $231,676,384) 241,415,626
Total Investment Companies
(cost $1,003,087,064) 951,248,170
Exchange Traded Funds 6.3%
Shares Value ($)
Equity Fund 4.8%
iShares Core MSCI Emerging
Markets ETF 1,211,336 52,886,930
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 97,639 16,280,327
Total Exchange Traded Funds
(cost $76,882,197) 69,167,257
Investment Contract 7.2%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 78,911,464 78,911,464
Total Investment Contract
(cost $78,911,464) 78,911,464
Total Investments
(cost $1,158,880,725) — 100.0% 1,099,326,891
Liabilities in excess of other assets — 0.0%
†
(523,329)
NET ASSETS — 100.0% $ 1,098,803,562
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 82.6%
Shares Value ($)
Alternative Assets 5.0%
Nationwide Amundi Global High
Yield Fund, Class R6 (a) 1,360,445 11,087,625
Nationwide Amundi Strategic
Income Fund, Class R6 (a) 585,976 5,103,851
Nationwide Emerging Markets
Debt Fund, Class R6 (a) 421,397 3,632,441
Total Alternative Assets
(cost $23,570,712) 19,823,917
Equity Funds 40.0%
Nationwide International Index
Fund, Class R6 (a) 5,762,435 37,974,446
Nationwide International Small
Cap Fund, Class R6 (a) 497,888 4,142,429
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 1,510,052 18,920,956
Nationwide Multi-Cap Portfolio,
Class R6 (a) 9,931,435 96,434,235
Total Equity Funds
(cost $167,527,362) 157,472,066
Fixed Income Funds 37.6%
Nationwide Bond Index Fund,
Class R6 (a) 5,596,150 65,586,880
Nationwide Core Plus Bond
Fund, Class R6 (a) 2,518,360 26,543,509
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 1,117,390 11,743,766
Nationwide Loomis Core Bond
Fund, Class R6 (a) 1,306,869 15,028,997
Nationwide Loomis Short Term
Bond Fund, Class R6 (a) 2,931,852 29,494,432
Total Fixed Income Funds
(cost $141,937,180) 148,397,584
Total Investment Companies
(cost $333,035,254) 325,693,567
Exchange Traded Funds 5.5%
Shares Value ($)
Equity Fund 3.4%
iShares Core MSCI Emerging
Markets ETF 310,676 13,564,114
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 48,434 8,075,885
Total Exchange Traded Funds
(cost $22,385,929) 21,639,999
Investment Contract 12.0%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 47,140,478 47,140,478
Total Investment Contract
(cost $47,140,478) 47,140,478
Total Investments
(cost $402,561,661) — 100.1% 394,474,044
Liabilities in excess of other assets — (0.1)% (269,733)
NET ASSETS — 100.0% $ 394,204,311
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - April 30, 2020 (Unaudited) - Statement of Investments - 15
Investment Companies 77.2%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Global High
Yield Fund, Class R6 (a) 1,451,461 11,829,409
Nationwide Amundi Strategic
Income Fund, Class R 6 (a) 1,875,537 16,335,926
Nationwide Emerging Markets
Debt Fund, Class R6 (a) 674,384 5,813,188
Total Alternative Assets
(cost $40,071,761) 33,978,523
Equity Funds 19.8%
Nationwide International Index
Fund, Class R6 (a) 4,812,363 31,713,475
Nationwide International Small
Cap Fund, Class R6 (a) 398,398 3,314,674
Nationwide Mid Cap Market
Index Fund, Class R6 (a) 1,027,234 12,871,236
Nationwide Multi-Cap Portfolio,
Class R6 (a) 7,306,996 70,950,928
Total Equity Funds
(cost $122,937,450) 118,850,313
Fixed Income Funds 51.7%
Nationwide Bond Index Fund,
Class R6 (a) 11,182,324 131,056,836
Nationwide Core Plus Bond
Fund, Class R6 (a) 5,178,594 54,582,381
Nationwide Inflation-Protected
Securities Fund, Class R6 (a) 2,894,118 30,417,180
Nationwide Loomis Core Bond
Fund, Class R6 (a) 1,045,726 12,025,850
Nationwide Loomis Short Term
Bond Fund, Class R6 (a) 8,190,546 82,396,897
Total Fixed Income Funds
(cost $297,597,023) 310,479,144
Total Investment Companies
(cost $460,606,234) 463,307,980
Exchange Traded Funds 5.5%
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 209,826 9,161,003
Fixed Income Fund 4.0%
iShares 20+ Year Treasury Bond
ETF(b) 144,296 24,059,915
Total Exchange Traded Funds
(cost $30,352,833) 33,220,918
Investment Contract 17.3%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 103,864,082 103,864,082
Total Investment Contract
(cost $103,864,082) 103,864,082
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(d)(e) 1,010,100 1,010,100
Total Short-Term Investment
(cost $1,010,100)
1,010,100
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.03%, dated
4/30/2020, due 5/1/2020,
repurchase price $112,494,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $115,008. (e)
(f) 112,494 112,494
Total Repurchase Agreement
(cost $112,494) 112,494
Total Investments
(cost $595,945,743) — 100.2% 601,515,574
Liabilities in excess of other assets — (0.2)% (1,298,918)
NET ASSETS — 100.0% $ 600,216,656
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $1,071,138, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $1,010,100 and $112,494, respectively, a total value of $1,122,594.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of April 30, 2020.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $1,122,594.
(f) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 757,494,251 $ 1,208,885,997
Investment securities of unaffiliated issuers, at value
*
71,519,577 94,836,768
Repurchase agreement, at value — —
Cash 132 175
Security lending income receivable — —
Receivable for investments sold 391,275 987,792
Receivable for capital shares issued 135,455 266,217
Prepaid expenses 54,820 60,790
Total Assets 829,595,510 1,305,037,739
Liabilities:
Payable for investments purchased — —
Payable for capital shares redeemed 531,869 1,143,620
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 83,327 132,108
Fund administration fees 24,902 34,792
Distribution fees 135,066 204,521
Administrative servicing fees 154,212 204,059
Accounting and transfer agent fees 12,265 20,389
Trustee fees 3,779 5,865
Custodian fees 17,528 27,956
Compliance program costs (Note 3) 1,192 1,861
Professional fees 6,382 7,422
Printing fees 21,562 27,399
Other 10,444 16,577
Total Liabilities 1,002,528 1,826,569
Net Assets $ 828,592,98 2 $ 1,303,211,170
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers 828,490,723 1,302,923,482
Cost of investment securities of unaffiliated issuers 87,272,393 113,819,428
Cost of repurchase agreement — —
Represented by:
Capital $ 939,094,917 $ 1,442,163,320
Total distributable earnings (loss) (110,501,935) (138,952,150)
Net Assets $ 828,592,982 $ 1,303,211,170

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 17
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,030,159,634 $ 372,834,045 $ 567,172,062
69,167,257 21,639,999 34,231,018
— — 112,494
101 26 19
118 80 975
— 276,610 —
423,354 75,773 672,580
56,112 51,327 57,858
1,099,806,576 394,877,860 602,247,006
197,205 — 75,363
195,615 410,879 435,313
— — 1,122,594
112,233 40,943 63,027
30,638 16,262 20,585
180,348 80,209 142,567
179,970 72,586 81,225
19,206 10,216 14,049
4,721 1,642 2,453
34,727 11,760 24,181
1,483 499 760
7,095 5,893 6,170
23,953 15,161 36,861
15,820 7,499 5,202
1,003,014 673,549 2,030,350
$ 1,098,803,562 $ 394,204,311 $ 600,216,656
— — 1,071,138
1,081,998,528 380,175,732 564,470,316
76,882,197 22,385,929 31,362,933
— — 112,494
$ 1,168,896,229 $ 408,350,222 $ 601,155,435
(70,092,667) (14,145,911) (938,779)
$ 1,098,803,562 $ 394,204,311 $ 600,216,656

18 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class A Shares $ 60,805,454 $ 124,452,242
Class C Shares 15,632,099 25,562,300
Class R Shares 42,663,248 89,197,648
Class R6 Shares 215,964,564 407,399,461
Institutional Service Class Shares 4,956,885 16,328,944
Service Class Shares 488,570,732 640,270,575
Total $ 828,592,982 $ 1,303,211,170
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,115,229 15,590,503
Class C Shares 2,198,150 3,342,639
Class R Shares 5,876,736 11,609,933
Class R6 Shares 28,282,261 51,079,621
Institutional Service Class Shares 660,309 2,053,093
Service Class Shares 65,023,854 80,491,579
Total 110,156,539 164,167,368
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7.49(a) $ 7.98(a)
Class C Shares $ 7.11(b) $ 7.65(b)
Class R Shares $ 7.26 $ 7.68
Class R6 Shares $ 7.64 $ 7.98
Institutional Service Class Shares $ 7.51 $ 7.95
Service Class Shares $ 7.51 $ 7.95
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 7.95 $ 8.47
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 19
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 117,330,838 $ 56,464,244 $ 82,366,550
40,490,450 38,265,449 114,345,194
72,856,380 30,107,510 25,827,725
365,649,939 132,204,734 92,001,840
10,712,451 6,061,029 170,871,285
491,763,504 131,101,345 114,804,062
$ 1,098,803,562 $ 394,204,311 $ 600,216,656
13,948,722 6,113,934 8,213,206
4,943,252 4,169,689 11,466,640
8,966,176 3,251,024 2,581,608
43,754,131 14,124,507 9,123,368
1,283,475 650,885 16,987,618
58,807,606 14,083,260 11,408,197
131,703,362 42,393,299 59,780,637
$ 8.41(a) $ 9.24(a) $ 10.03(a)
$ 8.19(b) $ 9.18(b) $ 9.97(b)
$ 8.13 $ 9.26 $ 10.00
$ 8.36 $ 9.36 $ 10.08
$ 8.35 $ 9.31 $ 10.06
$ 8.36 $ 9.31 $ 10.06
$ 8.92 $ 9.80 $ 10.64
5.75% 5.75% 5.75%

20 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Nationwide Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 30,053,372 $ 47,304,029
Dividend income from unaffiliated issuers 2,065,436 2,699,731
Interest income (unaffiliated) 1,173 1,718
Interest income from affiliated issuers — —
Income from securities lending (Note 2) — —
Total Income 32,119,981 50,005,478
EXPENSES:
Investment advisory fees 605,724 948,667
Fund administration fees 130,148 190,307
Distribution fees Class A 86,795 173,700
Distribution fees Class C 94,289 160,431
Distribution fees Class R 125,016 259,150
Distribution fees Service Class 707,071 921,292
Administrative servicing fees Class A 31,250 62,544
Administrative servicing fees Class C 8,486 9,621
Administrative servicing fees Class R 40,010 82,928
Administrative servicing fees Institutional Service Class 3,017 8,995
Administrative servicing fees Service Class 424,269 552,780
Registration and filing fees 39,505 41,417
Professional fees 27,599 37,474
Printing fees 13,287 18,064
Trustee fees 15,412 24,179
Custodian fees 19,572 31,029
Accounting and transfer agent fees 20,894 35,600
Compliance program costs (Note 3) 1,751 2,736
Other 15,227 22,328
Total expenses before earnings credit 2,409,322 3,583,242
Earnings cre dit (Note 5) — —
Total Expenses 2,409,322 3,583,242
NET INVESTMENT INCOME 29,710,659 46,422,236
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 12,339,073 15,290,290
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (6,393,922) (9,077,016)
Transactions in investment securities of unaffiliated issuers (2,801,304) (1,539,277)
Net realized gains (losses) 3,143,847 4,673,997
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (130,189,522) (174,969,756)
Investment securities of unaffiliated issuers (11,235,379) (15,934,777)
Net change in unrealized appreciation/depreciation (141,424,901) (190,904,533)
Net realized/unrealized gains (losses) (138,281,054) (186,230,536)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (108,570,395) $ (139,808,300)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 21
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 33,800,685 $ 9,261,734 $ 9,829,194
1,616,346 421,079 430,644
1,139 468 1,214
1,311,265 727,544 1,545,361
1,007 968 4,821
36,730,442 10,411,793 11,811,234
777,762 271,842 413,191
160,324 71,641 96,432
159,816 73,226 104,979
228,946 204,639 601,922
203,530 81,003 68,006
692,861 179,177 143,022
57,527 23,435 33,593
18,308 12,276 42,135
61,060 24,375 21,751
6,181 5,718 73,617
415,719 114,632 85,814
40,614 39,759 41,976
32,564 18,050 22,078
17,398 12,274 24,186
19,785 6,908 10,520
18,130 6,425 13,523
32,723 16,760 21,468
2,232 777 1,174
18,975 8,098 10,814
2,964,455 1,171,015 1,830,201
— — (4,004)
2,964,455 1,171,015 1,826,197
33,765,987 9,240,778 9,985,037
9,482,306 2,339,148 1,747,955
(5,395,502) (1,691,044) (3,896,177)
(113,382) 19,000 486,191
3,973,422 667,104 (1,662,031)
(112,081,532) (23,237,113) (12,926,097)
(6,026,822) (591,986) 2,730,699
(118,108,354) (23,829,099) (10,195,398)
(114,134,932) (23,161,995) (11,857,429)
$ (80,368,945) $ (13,921,217) $ (1,872,392)

The accompanying notes are an integral part of these financial instruments
22 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 29,710,659 $ 16,854,669
Net realized gains 3,143,847 85,879,804
Net change in unrealized appreciation/depreciation (141,424,901) 2,442,345
Change in net assets resulting from operations (108,570,395) 105,176,818
Distributions to Shareholders From:
Distributable earnings:
Class A (7,971,417) (7,645,251)
Class C (2,324,488) (3,779,549)
Class R (5,879,085) (7,160,071)
Class R6 (23,153,053) (22,654,215)
Institutional Service Class (724,226) (761,575)
Service Class (66,993,810) (70,081,481)
Change in net assets from shareholder distributions (107,046,079) (112,082,142)
Change in net assets from capital transactions 63,107,155 15,205,431
Change in net assets (152,509,319) 8,300,107
Net Assets:
Beginning of period 981,102,301 972,802,194
End of period $ 828,592,982 $ 981,102,301
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,633,404 $ 17,036,405
Proceeds from shares issued from class conversion (Note 1) 224,819 868,931
Dividends reinvested 6,723,976 5,953,326
Cost of shares redeemed (9,980,092) (14,202,186)
Total Class A Shares 1,602,107 9,656,476
Class C Shares
Proceeds from shares issued 1,367,431 3,056,627
Dividends reinvested 1,796,948 3,016,894
Cost of shares redeemed in class conversion (Note 1) (224,819) (868,931)
Cost of shares redeemed (4,166,265) (17,261,803)
Total Class C Shares (1,226,705) (12,057,213)
Class R Shares
Proceeds from shares issued 2,281,397 5,035,708
Dividends reinvested 5,809,356 6,885,253
Cost of shares redeemed (6,705,680) (18,902,538)
Total Class R Shares 1,385,073 (6,981,577)
Class R6 Shares
Proceeds from shares issued 54,142,614 28,166,904
Dividends reinvested 22,712,843 22,570,115
Cost of shares redeemed (20,545,021) (30,304,575)
Total Class R6 Shares 56,310,436 20,432,444
Institutional Service Class Shares
Proceeds from shares issued 906,863 2,596,342
Dividends reinvested 356,085 288,499
Cost of shares redeemed (1,872,254) (2,456,807)
Total Institutional Service Class Shares (609,306) 428,034
Service Class Shares
Proceeds from shares issued 24,019,352 29,482,183
Dividends reinvested 66,993,154 70,080,770
Cost of shares redeemed (85,366,956) (95,835,686)
Total Service Class Shares 5,645,550 3,727,267
Change in net assets from capital transactions $ 63,107,155 $ 15,205,431

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 46,422,236 $ 30,418,862 $ 33,765,987 $ 25,481,873
4,673,997 132,682,218 3,973,422 49,632,599
(190,904,533) 1,278,938 (118,108,354) 46,518,127
(139,808,300) 164,380,018 (80,368,945) 121,632,599
(15,082,791) (16,077,993) (8,956,505) (12,889,468)
(3,685,621) (6,347,947) (3,230,071) (7,061,283)
(11,536,998) (15,358,434) (5,793,313) (10,305,816)
(44,406,875) (47,802,209) (25,694,262) (35,538,123)
(2,140,897) (2,454,483) (916,680) (1,757,231)
(81,741,868) (96,562,745) (39,971,786) (62,099,939)
(158,595,050) (184,603,811) (84,562,617) (129,651,860)
58,349,897 37,581,704 8,798,529 13,218,282
(240,053,453) 17,357,911 (156,133,033) 5,199,021
1,543,264,623 1,525,906,712 1,254,936,595 1,249,737,574
$ 1,303,211,170 $ 1,543,264,623 $ 1,098,803,562 $ 1,254,936,595
$ 8,981,569 $ 31,065,013 $ 7,657,679 $ 32,026,474
324,218 1,626,214 86,272 2,172,405
12,029,520 12,051,356 7,143,387 9,522,676
(16,564,278) (32,780,823) (17,412,273) (38,664,255)
4,771,029 11,961,760 (2,524,935) 5,057,300
1,860,958 4,675,055 3,277,257 6,070,161
3,234,149 5,714,625 2,876,745 6,379,476
(324,218) (1,626,214) (86,272) (2,172,405)
(8,214,579) (25,609,881) (9,384,299) (32,964,523)
(3,443,690) (16,846,415) (3,316,569) (22,687,291)
2,331,796 5,789,330 2,898,579 5,439,855
11,450,148 14,988,043 5,768,008 10,051,023
(15,553,720) (34,238,809) (13,712,483) (26,121,905)
(1,771,776) (13,461,436) (5,045,896) (10,631,027)
71,164,606 59,039,854 57,022,798 68,619,839
43,407,544 46,750,892 24,870,218 34,431,619
(46,337,824) (47,950,344) (32,903,377) (50,414,963)
68,234,326 57,840,402 48,989,639 52,636,495
1,580,545 3,751,365 1,590,232 3,170,815
1,544,511 1,562,387 496,874 1,010,761
(3,612,123) (4,522,799) (3,290,570) (8,155,240)
(487,067) 790,953 (1,203,464) (3,973,664)
20,779,316 31,949,748 17,871,312 33,012,135
81,741,868 96,562,745 39,971,786 62,099,939
(111,474,109) (131,216,053) (85,943,344) (102,295,605)
(8,952,925) (2,703,560) (28,100,246) (7,183,531)
$ 58,349,897 $ 37,581,704 $ 8,798,529 $ 13,218,282

The accompanying notes are an integral part of these financial instruments
24 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 547,528 1,909,673
Issued in class conversion (Note 1) 24,623 96,014
Reinvested 751,282 743,922
Redeemed (1,156,504) (1,580,466)
Total Class A Shares 166,929 1,169,143
Class C Shares
Issued 173,863 374,961
Reinvested 211,157 395,487
Redeemed in class conversion (Note 1) (25,825) (100,454)
Redeemed (515,641) (2,009,634)
Total Class C Shares (156,446) (1,339,640)
Class R Shares
Issued 270,559 573,118
Reinvested 669,281 886,556
Redeemed (853,723) (2,165,436)
Total Class R Shares 86,117 (705,762)
Class R6 Shares
Issued 5,962,785 3,051,201
Reinvested 2,493,177 2,770,650
Redeemed (2,357,864) (3,269,725)
Total Class R6 Shares 6,098,098 2,552,126
Institutional Service Class Shares
Issued 104,465 293,641
Reinvested 39,742 36,002
Redeemed (220,182) (273,334)
Total Institutional Service Class Shares (75,975) 56,309
Service Class Shares
Issued 2,807,368 3,255,117
Reinvested 7,468,579 8,742,557
Redeemed (9,704,578) (10,496,125)
Total Service Class Shares 571,369 1,501,549
Total change in shares 6,690,092 3,233,725
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
1,016,054 3,367,188 836,392 3,458,537
36,998 172,634 9,752 232,343
1,299,084 1,437,251 763,581 1,122,418
(1,868,937) (3,494,167) (1,893,476) (4,144,304)
483,199 1,482,906 (283,751) 668,994
224,256 529,231 383,339 682,747
363,796 709,629 314,398 773,455
(38,533) (179,098) (10,004) (237,681)
(996,815) (2,849,498) (1,073,857) (3,642,162)
(447,296) (1,789,736) (386,124) (2,423,641)
266,079 641,447 327,348 608,198
1,283,649 1,852,726 636,645 1,225,555
(1,842,582) (3,775,011) (1,539,702) (2,924,358)
(292,854) (1,280,838) (575,709) (1,090,605)
7,796,020 6,270,952 6,118,160 7,402,046
4,697,786 5,574,771 2,683,704 4,071,421
(5,227,289) (5,185,359) (3,654,794) (5,487,037)
7,266,517 6,660,364 5,147,070 5,986,430
170,114 409,877 171,726 350,331
167,517 186,823 53,588 120,081
(414,114) (485,219) (354,839) (893,333)
(76,483) 111,481 (129,525) (422,921)
2,311,543 3,419,540 1,943,021 3,569,877
8,856,107 11,565,295 4,293,209 7,367,135
(12,486,069) (13,878,450) (9,519,001) (11,019,176)
(1,318,419) 1,106,385 (3,282,771) (82,164)
5,614,664 6,290,562 489,190 2,636,093

The accompanying notes are an integral part of these financial instruments
26 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 9,240,778 $ 9,129,114
Net realized gains (losses) 667,104 8,178,600
Net change in unrealized appreciation/depreciation (23,829,099) 20,669,324
Change in net assets resulting from operations (13,921,217) 37,977,038
Distributions to Shareholders From:
Distributable earnings:
Class A (2,634,951) (4,188,823)
Class C (1,732,505) (3,177,028)
Class R (1,416,153) (2,732,393)
Class R6 (6,189,710) (9,663,634)
Institutional Service Class (364,237) (927,171)
Service Class (6,536,505) (11,069,959)
Change in net assets from shareholder distributions (18,874,061) (31,759,008)
Change in net assets from capital transactions (9,082,484) (7,277,603)
Change in net assets (41,877,762) (1,059,573)
Net Assets:
Beginning of period 436,082,073 437,141,646
End of period $ 394,204,311 $ 436,082,073
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,680,018 $ 12,112,207
Proceeds from shares issued from class conversion (Note 1) 132,504 812,375
Dividends reinvested 2,246,702 3,450,035
Cost of shares redeemed (6,223,399) (16,227,113)
Total Class A Shares 835,825 147,504
Class C Shares
Proceeds from shares issued 2,347,269 6,300,791
Dividends reinvested 1,545,313 2,868,899
Cost of shares redeemed in class conversion (Note 1) (132,504) (812,375)
Cost of shares redeemed (5,110,511) (12,812,529)
Total Class C Shares (1,350,433) (4,455,214)
Class R Shares
Proceeds from shares issued 2,353,843 3,887,740
Dividends reinvested 1,408,142 2,684,165
Cost of shares redeemed (5,939,129) (12,067,824)
Total Class R Shares (2,177,144) (5,495,919)
Class R6 Shares
Proceeds from shares issued 17,881,757 32,218,703
Dividends reinvested 5,787,349 9,056,022
Cost of shares redeemed (18,237,935) (26,555,292)
Total Class R6 Shares 5,431,171 14,719,433
Institutional Service Class Shares
Proceeds from shares issued 773,770 7,292,097
Dividends reinvested 230,022 573,819
Cost of shares redeemed (3,205,904) (11,848,325)
Total Institutional Service Class Shares (2,202,112) (3,982,409)
Service Class Shares
Proceeds from shares issued 10,419,213 16,305,384
Dividends reinvested 6,536,505 11,069,959
Cost of shares redeemed (26,575,509) (35,586,341)
Total Service Class Shares (9,619,791) (8,210,998)
Change in net assets from capital transactions $ (9,082,484) $ (7,277,603)

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 9,985,037 $ 14,356,279
(1,662,031) 1,587,376
(10,195,398) 33,313,026
(1,872,392) 49,256,681
(1,698,653) (4,189,450)
(2,034,190) (5,962,584)
(518,854) (1,442,853)
(1,967,853) (4,685,758)
(4,482,332) (11,365,556)
(2,278,683) (5,712,773)
(12,980,565) (33,358,974)
(52,795,330) (33,968,877)
(67,648,287) (18,071,170)
667,864,943 685,936,113
$ 600,216,656 $ 667,864,943
$ 10,816,306 $ 21,626,858
50,655 313,839
1,562,462 3,757,424
(12,700,770) (34,725,561)
(271,347) (9,027,440)
7,248,282 16,905,585
1,919,093 5,583,781
(50,655) (313,839)
(16,829,365) (41,614,958)
(7,712,645) (19,439,431)
2,432,295 6,390,962
515,481 1,421,399
(5,351,355) (10,132,190)
(2,403,579) (2,319,829)
13,861,611 24,200,953
1,922,442 4,622,179
(13,886,904) (23,858,876)
1,897,149 4,964,256
20,189,507 81,512,350
3,482,955 9,113,648
(67,568,297) (94,069,414)
(43,895,835) (3,443,416)
15,342,888 19,398,691
2,270,185 5,701,695
(18,022,146) (29,803,403)
(409,073) (4,703,017)
$ (52,795,330) $ (33,968,877)

The accompanying notes are an integral part of these financial instruments
28 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 479,777 1,254,378
Issued in class conversion (Note 1) 13,700 82,980
Reinvested 229,801 379,302
Redeemed (643,130) (1,674,849)
Total Class A Shares 80,148 41,811
Class C Shares
Issued 243,538 660,859
Reinvested 158,169 318,755
Redeemed in class conversion (Note 1) (13,796) (83,406)
Redeemed (531,420) (1,339,140)
Total Class C Shares (143,509) (442,932)
Class R Shares
Issued 252,172 400,855
Reinvested 143,236 295,191
Redeemed (614,762) (1,238,459)
Total Class R Shares (219,354) (542,413)
Class R6 Shares
Issued 1,787,921 3,284,977
Reinvested 585,678 981,257
Redeemed (1,854,673) (2,716,471)
Total Class R6 Shares 518,926 1,549,763
Institutional Service Class Shares
Issued 79,358 761,020
Reinvested 23,355 62,581
Redeemed (332,608) (1,215,794)
Total Institutional Service Class Shares (229,895) (392,193)
Service Class Shares
Issued 1,069,852 1,679,630
Reinvested 662,529 1,209,652
Redeemed (2,733,555) (3,633,357)
Total Service Class Shares (1,001,174) (744,075)
Total change in shares (994,858) (530,039)

Investor Destinations Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Investor Destinations Conservative Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
1,062,830 2,158,438
5,108 30,890
154,127 389,416
(1,271,009) (3,498,607)
(48,944) (919,863)
718,427 1,704,150
189,254 583,729
(5,132) (31,042)
(1,687,767) (4,197,276)
(785,218) (1,940,439)
240,771 641,029
50,829 147,905
(530,687) (1,018,789)
(239,087) (229,855)
1,364,591 2,408,076
188,856 475,168
(1,362,402) (2,356,949)
191,045 526,295
1,975,816 8,121,919
342,758 940,827
(6,663,137) (9,452,732)
(4,344,563) (389,986)
1,524,961 1,933,202
222,914 588,488
(1,773,101) (2,967,242)
(25,226) (445,552)
(5,251,993) (3,399,400)

30 - Statements of Cash Flows - For the Six Months Ended April 30, 2020 (Unaudited) - Investor Destinations Funds
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
INCREASE IN CASH 26 19
Cash flows provided by operating activities 27,853,596 66,267,418
Net decrease in net assets from operations $ (13,921,217) $ (1,872,392)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities: 27853596 66267418
Purchase of investment securities of affiliated issuers (66,157,002) (84,891,669)
Proceeds from disposition of investment securities of affiliated issuers 97,420,783 158,313,615
Purchase of investment securities of unaffiliated issuers (6,328,234) (14,833,796)
Proceeds from disposition of investment securities of unaffiliated issuers 3,736,276 8,594,072
Purchase of short-term investments, net – (1,122,594)
Reinvestment of dividend income from affiliated issuers (9,261,734) (9,829,194)
Reinvestment of interest income from affiliated issuers (727,544) (1,545,361)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 23,237,113 12,926,097
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 591,986 (2,730,699)
Reinvestment of net realized gains distributions from affiliated issuers (2,339,148) (1,747,955)
Net realized loss from investment transactions with affiliated issuers 1,691,044 3,896,177
Net realized gain from transactions in investment securities (19,000) (486,191)
(Increase) decrease in receivable for investments sold (31,445) 451,348
Increase in securities lending income receivable (80) (975)
Decrease in interest and dividends receivable 6 14
Increase in prepaid expenses (16,142) (22,501)
Increase in payable for investments purchased – 75,363
Increase in collateral for securities lending payable – 1,122,594
Decrease in investment advisory fees payable (7,203) (10,411)
Decrease in fund administration fees payable (1,207) (1,726)
Decrease in distribution fees payable (16,231) (19,080)
Increase (decrease) in administrative servicing fees payable 9,518 (482)
Increase in accounting and transfer agent fees payable 1,284 1,047
Decrease in trustee fees payable (206) (372)
Increase in custodian fees payable 285 6,962
Decrease in compliance program costs payable (98) (165)
Decrease in professional fees payable (9,324) (12,159)
Increase in printing fees payable 3,547 10,730
Decrease in other payables (2,432) (2,879)
Net cash provided by operating activities 27,853,595 66,267,418
Cash flows used in financing activities (27853569) (66267399)
Proceeds from shares issued 38,427,376 69,860,161
Cost of shares redeemed (65,139,960) (134,768,760)
Cash overdraft (20,957) (50,853)
Cash distributions paid to shareholders (1,120,028) (1,307,947)
Net cash used in financing activities (27,853,569) (66,267,399)
Net increase in cash 26 19
Cash:
Beginning of period – –
End of period $ 26 $ 19
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $17,754,033 $11,672,618
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $12,328,426 $13,122,510
Amounts designated as "—" are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

32 - Financial Highlights - April 30, 2020 (Unaudited) - Investor Destination Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor Destinations
Aggressive Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.46 0.27 (1.19) (0.92) (0.33) (0.72) (1.05) $ 7.49 (11.54)% $ 60,805,454 0.53% 6.36% 0.53% 10.41%
Year Ended October 31, 2019 $ 9.69 0.16 0.75 0.91 (0.21) (0.93) (1.14) $ 9.46 11.65% $ 75,166,131 0.53% 1.74% 0.53% 57.66%(g)
Year Ended October 31, 2018 $ 11.30 0.17 (0.27) (0.10) (0.26) (1.25) (1.51) $ 9.69 (1.43)% $ 65,699,864 0.54% 1.59% 0.54% 24.35%
Year Ended October 31, 2017 $ 10.23 0.17 1.92 2.09 (0.19) (0.83) (1.02) $ 11.30 21.96% $ 70,514,120 0.54% 1.59% 0.54% 29.48%
Year Ended October 31, 2016 $ 10.82 0.15 0.07 0.22 (0.16) (0.65) (0.81) $ 10.23 2.44% $ 49,650,574 0.55% 1.47% 0.55% 16.38%
Year Ended October 31, 2015 $ 11.51 0.18 (0.15) 0.03 (0.21) (0.51) (0.72) $ 10.82 0.29% $ 57,311,373 0.54% 1.62% 0.54% 12.90%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.04 0.24 (1.14) (0.90) (0.31) (0.72) (1.03) $ 7.11 (11.81)% $ 15,632,099 1.28% 5.90% 1.28% 10.41%
Year Ended October 31, 2019 $ 9.33 0.10 0.70 0.80 (0.16) (0.93) (1.09) $ 9.04 10.71% $ 21,287,745 1.28% 1.12% 1.28% 57.66%(g)
Year Ended October 31, 2018 $ 10.94 0.09 (0.25) (0.16) (0.20) (1.25) (1.45) $ 9.33 (2.10)% $ 34,450,261 1.28% 0.89% 1.28% 24.35%
Year Ended October 31, 2017 $ 9.94 0.10 1.85 1.95 (0.12) (0.83) (0.95) $ 10.94 21.06% $ 41,795,408 1.28% 0.99% 1.28% 29.48%
Year Ended October 31, 2016 $ 10.54 0.07 0.08 0.15 (0.10) (0.65) (0.75) $ 9.94 1.74% $ 63,892,420 1.27% 0.72% 1.27% 16.38%
Year Ended October 31, 2015 $ 11.24 0.10 (0.15) (0.05) (0.14) (0.51) (0.65) $ 10.54 (0.49)% $ 70,749,797 1.28% 0.88% 1.28% 12.90%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.20 0.25 (1.15) (0.90) (0.32) (0.72) (1.04) $ 7.26 (11.61)% $ 42,663,248 0.85% 6.07% 0.85% 10.41%
Year Ended October 31, 2019 $ 9.46 0.13 0.73 0.86 (0.19) (0.93) (1.12) $ 9.20 11.27% $ 53,275,875 0.85% 1.50% 0.85% 57.66%(g)
Year Ended October 31, 2018 $ 11.07 0.14 (0.27) (0.13) (0.23) (1.25) (1.48) $ 9.46 (1.75)% $ 61,474,465 0.84% 1.33% 0.84% 24.35%
Year Ended October 31, 2017 $ 10.04 0.14 1.88 2.02 (0.16) (0.83) (0.99) $ 11.07 21.62% $ 76,547,929 0.83% 1.35% 0.83% 29.48%
Year Ended October 31, 2016 $ 10.64 0.11 0.07 0.18 (0.13) (0.65) (0.78) $ 10.04 2.09% $ 76,511,414 0.84% 1.16% 0.84% 16.38%
Year Ended October 31, 2015 $ 11.32 0.15 (0.14) 0.01 (0.18) (0.51) (0.69) $ 10.64 0.10% $ 88,954,971 0.83% 1.37% 0.83% 12.90%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9.61 0.26 (1.17) (0.91) (0.34) (0.72) (1.06) $ 7.64 (11.26)% $ 215,964,564 0.19% 6.14% 0.19% 10.41%
Year Ended October 31, 2019 $ 9.83 0.19 0.77 0.96 (0.25) (0.93) (1.18) $ 9.61 11.98% $ 213,223,888 0.19% 2.06% 0.19% 57.66%(g)
Year Ended October 31, 2018 $ 11.44 0.20 (0.26) (0.06) (0.30) (1.25) (1.55) $ 9.83 (1.06)% $ 193,019,743 0.19% 1.90% 0.19% 24.35%
Year Ended October 31, 2017 $ 10.35 0.20 1.95 2.15 (0.23) (0.83) (1.06) $ 11.44 22.33% $ 179,339,687 0.18% 1.91% 0.18% 29.48%
Year Ended October 31, 2016 $ 10.94 0.18 0.08 0.26 (0.20) (0.65) (0.85) $ 10.35 2.79% $ 202,807,208 0.18% 1.79% 0.18% 16.38%
Year Ended October 31, 2015 $ 11.62 0.22 (0.14) 0.08 (0.25) (0.51) (0.76) $ 10.94 0.75% $ 173,233,930 0.18% 1.94% 0.18% 12.90%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.47 0.29 (1.19) (0.90) (0.34) (0.72) (1.06) $ 7.51 (11.35)% $ 4,956,885 0.29% 6.87% 0.29% 10.41%
Year Ended October 31, 2019 $ 9.70 0.18 0.76 0.94 (0.24) (0.93) (1.17) $ 9.47 11.93% $ 6,970,662 0.29% 2.01% 0.29% 57.66%(g)
Year Ended October 31, 2018 $ 11.31 0.20 (0.27) (0.07) (0.29) (1.25) (1.54) $ 9.70 (1.19)% $ 6,597,269 0.29% 1.89% 0.29% 24.35%
Year Ended October 31, 2017 $ 10.24 0.19 1.93 2.12 (0.22) (0.83) (1.05) $ 11.31 22.25% $ 7,306,462 0.30% 1.76% 0.30% 29.48%
Year Ended October 31, 2016 $ 10.83 0.18 0.07 0.25 (0.19) (0.65) (0.84) $ 10.24 2.70% $ 2,529,258 0.29% 1.81% 0.29% 16.38%
Year Ended October 31, 2015 $ 11.52 0.20 (0.14) 0.06 (0.24) (0.51) (0.75) $ 10.83 0.56% $ 3,475,708 0.29% 1.81% 0.29% 12.90%
Service Class Shares

Investor Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 33
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Six Months Ended April 30,
2020 (Unaudited) $ 9.48 0.28 (1.20) (0.92) (0.33) (0.72) (1.05) $ 7.51 (11.52)% $ 488,570,732 0.59% 6.53% 0.59% 10.41%
Year Ended October 31, 2019 $ 9.71 0.15 0.76 0.91 (0.21) (0.93) (1.14) $ 9.48 11.55% $ 611,178,001 0.59% 1.69% 0.59% 57.66%(g)
Year Ended October 31, 2018 $ 11.32 0.16 (0.27) (0.11) (0.25) (1.25) (1.50) $ 9.71 (1.50)% $ 611,560,592 0.60% 1.55% 0.60% 24.35%
Year Ended October 31, 2017 $ 10.25 0.17 1.92 2.09 (0.19) (0.83) (1.02) $ 11.32 21.86% $ 710,201,505 0.58% 1.59% 0.58% 29.48%
Year Ended October 31, 2016 $ 10.84 0.14 0.08 0.22 (0.16) (0.65) (0.81) $ 10.25 2.40% $ 685,933,267 0.58% 1.41% 0.58% 16.38%
Year Ended October 31, 2015 $ 11.52 0.18 (0.14) 0.04 (0.21) (0.51) (0.72) $ 10.84 0.34% $ 766,386,276 0.58% 1.59% 0.58% 12.90%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

34 - Financial Highlights - April 30, 2020 (Unaudited) - Investor Destination Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Investor Destinations
Moderately Aggressive Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.79 0.28 (1.07) (0.79) (0.33) (0.69) (1.02) $ 7.98 (9.53)% $ 124,452,242 0.53% 6.37% 0.53% 12.06%
Year Ended October 31, 2019 $ 10.08 0.19 0.74 0.93 (0.23) (0.99) (1.22) $ 9.79 11.40% $ 147,843,150 0.53% 1.97% 0.53% 55.29%(g)
Year Ended October 31, 2018 $ 11.41 0.19 (0.23) (0.04) (0.26) (1.03) (1.29) $ 10.08 (0.72)% $ 137,274,611 0.53% 1.73% 0.53% 21.75%
Year Ended October 31, 2017 $ 10.49 0.19 1.68 1.87 (0.21) (0.74) (0.95) $ 11.41 19.09% $ 151,587,878 0.53% 1.78% 0.53% 26.51%
Year Ended October 31, 2016 $ 11.12 0.16 0.08 0.24 (0.17) (0.70) (0.87) $ 10.49 2.59% $ 110,119,313 0.54% 1.54% 0.54% 15.29%
Year Ended October 31, 2015 $ 11.75 0.19 (0.15) 0.04 (0.22) (0.45) (0.67) $ 11.12 0.29% $ 118,845,242 0.55% 1.66% 0.55% 16.31%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.43 0.25 (1.03) (0.78) (0.31) (0.69) (1.00) $ 7.65 (9.76)% $ 25,562,300 1.25% 5.88% 1.25% 12.06%
Year Ended October 31, 2019 $ 9.76 0.12 0.71 0.83 (0.17) (0.99) (1.16) $ 9.43 10.62% $ 35,743,139 1.25% 1.36% 1.25% 55.29%(g)
Year Ended October 31, 2018 $ 11.11 0.11 (0.23) (0.12) (0.20) (1.03) (1.23) $ 9.76 (1.55)% $ 54,463,356 1.25% 1.04% 1.25% 21.75%
Year Ended October 31, 2017 $ 10.23 0.12 1.63 1.75 (0.13) (0.74) (0.87) $ 11.11 18.29% $ 65,665,095 1.27% 1.16% 1.27% 26.51%
Year Ended October 31, 2016 $ 10.86 0.08 0.09 0.17 (0.10) (0.70) (0.80) $ 10.23 1.93% $ 109,539,789 1.27% 0.79% 1.27% 15.29%
Year Ended October 31, 2015 $ 11.50 0.11 (0.16) (0.05) (0.14) (0.45) (0.59) $ 10.86 (0.48)% $ 120,287,139 1.27% 0.95% 1.27% 16.31%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.46 0.26 (1.03) (0.77) (0.32) (0.69) (1.01) $ 7.68 (9.63)% $ 89,197,648 0.85% 6.07% 0.85% 12.06%
Year Ended October 31, 2019 $ 9.78 0.16 0.71 0.87 (0.20) (0.99) (1.19) $ 9.46 11.07% $ 112,622,378 0.84% 1.72% 0.84% 55.29%(g)
Year Ended October 31, 2018 $ 11.12 0.15 (0.23) (0.08) (0.23) (1.03) (1.26) $ 9.78 (1.14)% $ 128,988,430 0.84% 1.46% 0.84% 21.75%
Year Ended October 31, 2017 $ 10.24 0.16 1.64 1.80 (0.18) (0.74) (0.92) $ 11.12 18.81% $ 161,689,916 0.82% 1.53% 0.82% 26.51%
Year Ended October 31, 2016 $ 10.88 0.13 0.07 0.20 (0.14) (0.70) (0.84) $ 10.24 2.25% $ 169,510,980 0.83% 1.25% 0.83% 15.29%
Year Ended October 31, 2015 $ 11.50 0.16 (0.14) 0.02 (0.19) (0.45) (0.64) $ 10.88 0.10% $ 204,113,180 0.83% 1.42% 0.83% 16.31%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9.77 0.28 (1.04) (0.76) (0.34) (0.69) (1.03) $ 7.98 (9.25)% $ 407,399,461 0.19% 6.36% 0.19% 12.06%
Year Ended October 31, 2019 $ 10.06 0.22 0.75 0.97 (0.27) (0.99) (1.26) $ 9.77 11.81% $ 428,123,373 0.18% 2.30% 0.18% 55.29%(g)
Year Ended October 31, 2018 $ 11.40 0.22 (0.23) (0.01) (0.30) (1.03) (1.33) $ 10.06 (0.46)% $ 373,903,322 0.18% 2.04% 0.18% 21.75%
Year Ended October 31, 2017 $ 10.48 0.22 1.69 1.91 (0.25) (0.74) (0.99) $ 11.40 19.51% $ 353,319,609 0.18% 2.08% 0.18% 26.51%
Year Ended October 31, 2016 $ 11.11 0.19 0.09 0.28 (0.21) (0.70) (0.91) $ 10.48 2.97% $ 415,296,337 0.18% 1.88% 0.18% 15.29%
Year Ended October 31, 2015 $ 11.74 0.23 (0.15) 0.08 (0.26) (0.45) (0.71) $ 11.11 0.67% $ 359,712,315 0.18% 2.03% 0.18% 16.31%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.75 0.30 (1.07) (0.77) (0.34) (0.69) (1.03) $ 7.95 (9.41)% $ 16,328,944 0.28% 6.67% 0.28% 12.06%
Year Ended October 31, 2019 $ 10.04 0.21 0.75 0.96 (0.26) (0.99) (1.25) $ 9.75 11.73% $ 20,759,726 0.28% 2.22% 0.28% 55.29%(g)
Year Ended October 31, 2018 $ 11.38 0.21 (0.23) (0.02) (0.29) (1.03) (1.32) $ 10.04 (0.56)% $ 20,267,114 0.28% 1.99% 0.28% 21.75%
Year Ended October 31, 2017 $ 10.46 0.18 1.72 1.90 (0.24) (0.74) (0.98) $ 11.38 19.47% $ 20,484,770 0.27% 1.65% 0.27% 26.51%
Year Ended October 31, 2016 $ 11.09 0.18 0.08 0.26 (0.19) (0.70) (0.89) $ 10.46 2.85% $ 2,993,117 0.28% 1.74% 0.28% 15.29%
Year Ended October 31, 2015 $ 11.72 0.20 (0.13) 0.07 (0.25) (0.45) (0.70) $ 11.09 0.57% $ 2,485,047 0.30% 1.75% 0.30% 16.31%
Service Class Shares

Investor Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Six Months Ended April 30,
2020 (Unaudited) $ 9.76 0.29 (1.08) (0.79) (0.33) (0.69) (1.02) $ 7.95 (9.58)% $ 640,270,575 0.59% 6.44% 0.59% 12.06%
Year Ended October 31, 2019 $ 10.05 0.18 0.75 0.93 (0.23) (0.99) (1.22) $ 9.76 11.37% $ 798,172,857 0.58% 1.93% 0.58% 55.29%(g)
Year Ended October 31, 2018 $ 11.39 0.18 (0.23) (0.05) (0.26) (1.03) (1.29) $ 10.05 (0.87)% $ 811,009,879 0.58% 1.71% 0.58% 21.75%
Year Ended October 31, 2017 $ 10.47 0.19 1.68 1.87 (0.21) (0.74) (0.95) $ 11.39 19.06% $ 964,697,956 0.58% 1.76% 0.58% 26.51%
Year Ended October 31, 2016 $ 11.09 0.15 0.09 0.24 (0.16) (0.70) (0.86) $ 10.47 2.65% $ 949,236,372 0.58% 1.48% 0.58% 15.29%
Year Ended October 31, 2015 $ 11.72 0.19 (0.16) 0.03 (0.21) (0.45) (0.66) $ 11.09 0.26% $ 1,091,754,734 0.58% 1.65% 0.58% 16.31%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

36 - Financial Highlights - April 30, 2020 (Unaudited) - Investor Destination Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Investor Destinations
Moderate Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.64 0.25 (0.82) (0.57) (0.29) (0.37) (0.66) $ 8.41 (6.65)% $ 117,330,838 0.53% 5.63% 0.53% 17.97%
Year Ended October 31, 2019 $ 9.79 0.19 0.68 0.87 (0.22) (0.80) (1.02) $ 9.64 10.37% $ 137,178,765 0.53% 2.03% 0.53% 49.80%(g)
Year Ended October 31, 2018 $ 10.64 0.19 (0.21) (0.02) (0.23) (0.60) (0.83) $ 9.79 (0.37)% $ 132,812,662 0.54% 1.82% 0.54% 21.55%
Year Ended October 31, 2017 $ 10.11 0.20 1.16 1.36 (0.22) (0.61) (0.83) $ 10.64 14.35% $ 149,005,220 0.54% 1.99% 0.54% 24.26%
Year Ended October 31, 2016 $ 10.78 0.16 0.10 0.26 (0.17) (0.76) (0.93) $ 10.11 2.81% $ 127,043,425 0.54% 1.60% 0.54% 18.69%
Year Ended October 31, 2015 $ 11.35 0.18 (0.13) 0.05 (0.21) (0.41) (0.62) $ 10.78 0.42% $ 135,981,642 0.55% 1.68% 0.55% 12.98%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.41 0.22 (0.81) (0.59) (0.26) (0.37) (0.63) $ 8.19 (6.96)% $ 40,490,450 1.27% 5.02% 1.27% 17.97%
Year Ended October 31, 2019 $ 9.59 0.13 0.64 0.77 (0.15) (0.80) (0.95) $ 9.41 9.46% $ 50,158,279 1.25% 1.39% 1.25% 49.80%(g)
Year Ended October 31, 2018 $ 10.43 0.11 (0.19) (0.08) (0.16) (0.60) (0.76) $ 9.59 (1.00)% $ 74,319,207 1.26% 1.11% 1.26% 21.55%
Year Ended October 31, 2017 $ 9.92 0.13 1.13 1.26 (0.14) (0.61) (0.75) $ 10.43 13.53% $ 90,700,172 1.26% 1.30% 1.26% 24.26%
Year Ended October 31, 2016 $ 10.59 0.09 0.10 0.19 (0.10) (0.76) (0.86) $ 9.92 2.11%(h) $ 124,781,047 1.26% 0.87% 1.26% 18.69%
Year Ended October 31, 2015 $ 11.17 0.10 (0.14) (0.04) (0.13) (0.41) (0.54) $ 10.59 (0.39)%(h) $ 135,414,362 1.27% 0.95% 1.27% 12.98%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.33 0.24 (0.80) (0.56) (0.27) (0.37) (0.64) $ 8.13 (6.68)% $ 72,856,380 0.84% 5.38% 0.84% 17.97%
Year Ended October 31, 2019 $ 9.52 0.16 0.64 0.80 (0.19) (0.80) (0.99) $ 9.33 9.90% $ 89,053,324 0.84% 1.77% 0.84% 49.80%(g)
Year Ended October 31, 2018 $ 10.36 0.15 (0.19) (0.04) (0.20) (0.60) (0.80) $ 9.52 (0.58)% $ 101,171,021 0.83% 1.54% 0.83% 21.55%
Year Ended October 31, 2017 $ 9.87 0.17 1.12 1.29 (0.19) (0.61) (0.80) $ 10.36 13.95% $ 127,193,776 0.83% 1.71% 0.83% 24.26%
Year Ended October 31, 2016 $ 10.54 0.13 0.10 0.23 (0.14) (0.76) (0.90) $ 9.87 2.58% $ 137,001,590 0.83% 1.31% 0.83% 18.69%
Year Ended October 31, 2015 $ 11.11 0.15 (0.13) 0.02 (0.18) (0.41) (0.59) $ 10.54 0.15% $ 157,858,210 0.82% 1.43% 0.82% 12.98%
Class R6 Shares( i )
Six Months Ended April 30,
2020 (Unaudited) $ 9.58 0.25 (0.80) (0.55) (0.30) (0.37) (0.67) $ 8.36 (6.41)% $ 365,649,939 0.19% 5.69% 0.19% 17.97%
Year Ended October 31, 2019 $ 9.74 0.22 0.67 0.89 (0.25) (0.80) (1.05) $ 9.58 10.71% $ 369,915,572 0.19% 2.35% 0.19% 49.80%(g)
Year Ended October 31, 2018 $ 10.59 0.22 (0.20) 0.02 (0.27) (0.60) (0.87) $ 9.74 (0.01)% $ 317,770,251 0.18% 2.16% 0.18% 21.55%
Year Ended October 31, 2017 $ 10.07 0.23 1.16 1.39 (0.26) (0.61) (0.87) $ 10.59 14.71% $ 322,034,922 0.18% 2.26% 0.18% 24.26%
Year Ended October 31, 2016 $ 10.74 0.19 0.10 0.29 (0.20) (0.76) (0.96) $ 10.07 3.21% $ 427,224,825 0.18% 1.95% 0.18% 18.69%
Year Ended October 31, 2015 $ 11.31 0.22 (0.13) 0.09 (0.25) (0.41) (0.66) $ 10.74 0.81% $ 378,818,840 0.18% 2.03% 0.18% 12.98%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.57 0.27 (0.82) (0.55) (0.30) (0.37) (0.67) $ 8.35 (6.47)% $ 10,712,451 0.29% 6.05% 0.29% 17.97%
Year Ended October 31, 2019 $ 9.73 0.22 0.66 0.88 (0.24) (0.80) (1.04) $ 9.57 10.60% $ 13,521,461 0.29% 2.39% 0.29% 49.80%(g)
Year Ended October 31, 2018 $ 10.58 0.21 (0.20) 0.01 (0.26) (0.60) (0.86) $ 9.73 (0.11)% $ 17,863,342 0.28% 2.04% 0.28% 21.55%
Year Ended October 31, 2017 $ 10.06 0.20 1.18 1.38 (0.25) (0.61) (0.86) $ 10.58 14.65% $ 15,748,468 0.26% 1.93% 0.26% 24.26%
Year Ended October 31, 2016 $ 10.73 0.19 0.09 0.28 (0.19) (0.76) (0.95) $ 10.06 3.11% $ 4,778,443 0.26% 1.86% 0.26% 18.69%
Year Ended October 31, 2015 $ 11.30 0.19 (0.11) 0.08 (0.24) (0.41) (0.65) $ 10.73 0.69% $ 4,642,375 0.30% 1.78% 0.30% 12.98%
Service Class Shares

Investor Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Six Months Ended April 30,
2020 (Unaudited) $ 9.58 0.26 (0.83) (0.57) (0.28) (0.37) (0.65) $ 8.36 (6.62)% $ 491,763,504 0.59% 5.72% 0.59% 17.97%
Year Ended October 31, 2019 $ 9.74 0.18 0.67 0.85 (0.21) (0.80) (1.01) $ 9.58 10.26% $ 595,109,194 0.59% 1.98% 0.59% 49.80%(g)
Year Ended October 31, 2018 $ 10.59 0.18 (0.20) (0.02) (0.23) (0.60) (0.83) $ 9.74 (0.42)% $ 605,801,091 0.58% 1.78% 0.58% 21.55%
Year Ended October 31, 2017 $ 10.07 0.20 1.14 1.34 (0.21) (0.61) (0.82) $ 10.59 14.25% $ 696,628,902 0.58% 1.94% 0.58% 24.26%
Year Ended October 31, 2016 $ 10.73 0.15 0.11 0.26 (0.16) (0.76) (0.92) $ 10.07 2.88% $ 720,411,875 0.58% 1.55% 0.58% 18.69%
Year Ended October 31, 2015 $ 11.30 0.18 (0.13) 0.05 (0.21) (0.41) (0.62) $ 10.73 0.39% $ 863,020,205 0.58% 1.66% 0.58% 12.98%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

38 - Financial Highlights - April 30, 2020 (Unaudited) - Investor Destination Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Investor Destinations
Moderately Conservative Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.99 0.21 (0.51) (0.30) (0.24) (0.21) (0.45) $ 9.24 (3.31)%(g) $ 56,464,244 0.55% 4.39% 0.55% 20.23%
Year Ended October 31, 2019 $ 9.90 0.20 0.62 0.82 (0.22) (0.51) (0.73) $ 9.99 9.11% $ 60,255,588 0.55% 2.10% 0.55% 42.30%(h)
Year Ended October 31, 2018 $ 10.51 0.20 (0.21) (0.01) (0.22) (0.38) (0.60) $ 9.90 (0.22)% $ 59,304,391 0.55% 1.93% 0.55% 22.97%
Year Ended October 31, 2017 $ 10.14 0.21 0.72 0.93 (0.22) (0.34) (0.56) $ 10.51 9.54% $ 67,291,272 0.55% 2.02% 0.55% 22.71%
Year Ended October 31, 2016 $ 10.35 0.17 0.13 0.30 (0.18) (0.33) (0.51) $ 10.14 3.11% $ 54,037,826 0.54% 1.70% 0.54% 19.58%
Year Ended October 31, 2015 $ 10.68 0.18 (0.08) 0.10 (0.20) (0.23) (0.43) $ 10.35 0.95% $ 55,283,435 0.58% 1.70% 0.58% 13.81%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.93 0.18 (0.52) (0.34) (0.20) (0.21) (0.41) $ 9.18 (3.67)% $ 38,265,449 1.28% 3.70% 1.28% 20.23%
Year Ended October 31, 2019 $ 9.84 0.14 0.61 0.75 (0.15) (0.51) (0.66) $ 9.93 8.37% $ 42,816,557 1.28% 1.40% 1.28% 42.30%(h)
Year Ended October 31, 2018 $ 10.46 0.12 (0.21) (0.09) (0.15) (0.38) (0.53) $ 9.84 (1.05)% $ 46,816,101 1.28% 1.18% 1.28% 22.97%
Year Ended October 31, 2017 $ 10.09 0.13 0.72 0.85 (0.14) (0.34) (0.48) $ 10.46 8.74% $ 52,822,319 1.28% 1.31% 1.28% 22.71%
Year Ended October 31, 2016 $ 10.29 0.10 0.14 0.24 (0.11) (0.33) (0.44) $ 10.09 2.47% $ 60,735,873 1.28% 0.95% 1.28% 19.58%
Year Ended October 31, 2015 $ 10.63 0.10 (0.08) 0.02 (0.13) (0.23) (0.36) $ 10.29 0.15% $ 60,039,930 1.28% 0.96% 1.28% 13.81%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.01 0.20 (0.52) (0.32) (0.22) (0.21) (0.43) $ 9.26 (3.48)% $ 30,107,510 0.87% 4.12% 0.87% 20.23%
Year Ended October 31, 2019 $ 9.92 0.18 0.61 0.79 (0.19) (0.51) (0.70) $ 10.01 8.74% $ 34,742,070 0.87% 1.82% 0.87% 42.30%(h)
Year Ended October 31, 2018 $ 10.54 0.17 (0.22) (0.05) (0.19) (0.38) (0.57) $ 9.92 (0.63)% $ 39,807,735 0.86% 1.62% 0.86% 22.97%
Year Ended October 31, 2017 $ 10.16 0.18 0.73 0.91 (0.19) (0.34) (0.53) $ 10.54 9.27% $ 51,281,805 0.85% 1.75% 0.85% 22.71%
Year Ended October 31, 2016 $ 10.36 0.14 0.14 0.28 (0.15) (0.33) (0.48) $ 10.16 2.88% $ 57,969,013 0.85% 1.39% 0.85% 19.58%
Year Ended October 31, 2015 $ 10.70 0.15 (0.09) 0.06 (0.17) (0.23) (0.40) $ 10.36 0.57% $ 66,666,515 0.84% 1.45% 0.84% 13.81%
Class R6 Shares( i )
Six Months Ended April 30,
2020 (Unaudited) $ 10.12 0.23 (0.53) (0.30) (0.25) (0.21) (0.46) $ 9.36 (3.20)% $ 132,204,734 0.22% 4.70% 0.22% 20.23%
Year Ended October 31, 2019 $ 10.02 0.24 0.62 0.86 (0.25) (0.51) (0.76) $ 10.12 9.47% $ 137,632,868 0.22% 2.43% 0.22% 42.30%(h)
Year Ended October 31, 2018 $ 10.63 0.23 (0.20) 0.03 (0.26) (0.38) (0.64) $ 10.02 0.13% $ 120,763,200 0.21% 2.24% 0.21% 22.97%
Year Ended October 31, 2017 $ 10.25 0.24 0.74 0.98 (0.26) (0.34) (0.60) $ 10.63 9.89% $ 119,928,414 0.21% 2.34% 0.21% 22.71%
Year Ended October 31, 2016 $ 10.45 0.21 0.13 0.34 (0.21) (0.33) (0.54) $ 10.25 3.53% $ 150,948,313 0.20% 2.02% 0.20% 19.58%
Year Ended October 31, 2015 $ 10.79 0.22 (0.09) 0.13 (0.24) (0.23) (0.47) $ 10.45 1.23% $ 125,766,263 0.20% 2.04% 0.20% 13.81%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.07 0.23 (0.53) (0.30) (0.25) (0.21) (0.46) $ 9.31 (3.30)% $ 6,061,029 0.37% 4.74% 0.37% 20.23%
Year Ended October 31, 2019 $ 9.97 0.23 0.62 0.85 (0.24) (0.51) (0.75) $ 10.07 9.38% $ 8,865,165 0.35% 2.35% 0.35% 42.30%(h)
Year Ended October 31, 2018 $ 10.59 0.22 (0.21) 0.01 (0.25) (0.38) (0.63) $ 9.97 (0.06)% $ 12,694,105 0.30% 2.12% 0.30% 22.97%
Year Ended October 31, 2017 $ 10.21 0.22 0.75 0.97 (0.25) (0.34) (0.59) $ 10.59 9.85% $ 10,656,590 0.30% 2.14% 0.30% 22.71%
Year Ended October 31, 2016 $ 10.41 0.20 0.13 0.33 (0.20) (0.33) (0.53) $ 10.21 3.43% $ 3,300,780 0.30% 1.94% 0.30% 19.58%
Year Ended October 31, 2015 $ 10.75 0.19 (0.07) 0.12 (0.23) (0.23) (0.46) $ 10.41 1.12% $ 3,028,431 0.32% 1.84% 0.32% 13.81%
Service Class Shares

Investor Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Six Months Ended April 30,
2020 (Unaudited) $ 10.06 0.21 (0.52) (0.31) (0.23) (0.21) (0.44) $ 9.31 (3.34)% $ 131,101,345 0.63% 4.44% 0.63% 20.23%
Year Ended October 31, 2019 $ 9.97 0.20 0.61 0.81 (0.21) (0.51) (0.72) $ 10.06 8.96% $ 151,769,825 0.63% 2.04% 0.63% 42.30%(h)
Year Ended October 31, 2018 $ 10.58 0.19 (0.20) (0.01) (0.22) (0.38) (0.60) $ 9.97 (0.28)% $ 157,756,114 0.61% 1.86% 0.61% 22.97%
Year Ended October 31, 2017 $ 10.20 0.21 0.73 0.94 (0.22) (0.34) (0.56) $ 10.58 9.50% $ 185,927,647 0.60% 2.01% 0.60% 22.71%
Year Ended October 31, 2016 $ 10.40 0.16 0.14 0.30 (0.17) (0.33) (0.50) $ 10.20 3.12% $ 206,587,771 0.60% 1.63% 0.60% 19.58%
Year Ended October 31, 2015 $ 10.74 0.18 (0.09) 0.09 (0.20) (0.23) (0.43) $ 10.40 0.82% $ 245,435,520 0.60% 1.67% 0.60% 13.81%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Portfolio turnover excludes securities received or delivered in-kind.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

40 - Financial Highlights - April 30, 2020 (Unaudited) - Investor Destination Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Investor Destinations
Conservative Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.26 0.16 (0.19) (0.03) (0.17) (0.03) (0.20) $ 10.03 (0.24)% $ 82,366,550 0.54% 3.14% 0.54% 17.69%
Year Ended October 31, 2019 $ 10.01 0.22 0.54 0.76 (0.23) (0.28) (0.51) $ 10.26 7.95% $ 84,754,172 0.54% 2.22% 0.54% 27.16%(g)
Year Ended October 31, 2018 $ 10.36 0.21 (0.25) (0.04) (0.21) (0.10) (0.31) $ 10.01 (0.44)% $ 91,956,405 0.53% 2.03% 0.53% 21.58%
Year Ended October 31, 2017 $ 10.16 0.21 0.30 0.51 (0.21) (0.10) (0.31) $ 10.36 5.15% $ 118,949,342 0.53% 2.06% 0.53% 30.99%
Year Ended October 31, 2016 $ 10.14 0.17 0.16 0.33 (0.18) (0.13) (0.31) $ 10.16 3.31% $ 155,015,063 0.54% 1.67% 0.54% 14.83%
Year Ended October 31, 2015 $ 10.30 0.17 (0.08) 0.09 (0.18) (0.07) (0.25) $ 10.14 0.91% $ 89,550,546 0.55% 1.69% 0.55% 15.91%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.20 0.12 (0.19) (0.07) (0.13) (0.03) (0.16) $ 9.97 (0.62)% $ 114,345,194 1.28% 2.43% 1.28% 17.69%
Year Ended October 31, 2019 $ 9.96 0.15 0.52 0.67 (0.15) (0.28) (0.43) $ 10.20 7.08% $ 124,962,092 1.28% 1.49% 1.28% 27.16%(g)
Year Ended October 31, 2018 $ 10.31 0.13 (0.24) (0.11) (0.14) (0.10) (0.24) $ 9.96 (1.18)% $ 141,350,080 1.27% 1.28% 1.27% 21.58%
Year Ended October 31, 2017 $ 10.11 0.13 0.31 0.44 (0.14) (0.10) (0.24) $ 10.31 4.41% $ 153,601,464 1.27% 1.30% 1.27% 30.99%
Year Ended October 31, 2016 $ 10.09 0.09 0.16 0.25 (0.10) (0.13) (0.23) $ 10.11 2.58% $ 148,901,612 1.28% 0.94% 1.28% 14.83%
Year Ended October 31, 2015 $ 10.25 0.09 (0.07) 0.02 (0.11) (0.07) (0.18) $ 10.09 0.21% $ 110,901,426 1.29% 0.92% 1.29% 15.91%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.23 0.14 (0.18) (0.04) (0.16) (0.03) (0.19) $ 10.00 (0.41)% $ 25,827,725 0.87% 2.86% 0.87% 17.69%
Year Ended October 31, 2019 $ 9.99 0.19 0.53 0.72 (0.20) (0.28) (0.48) $ 10.23 7.51% $ 28,863,925 0.87% 1.90% 0.87% 27.16%(g)
Year Ended October 31, 2018 $ 10.34 0.17 (0.24) (0.07) (0.18) (0.10) (0.28) $ 9.99 (0.76)% $ 30,479,796 0.85% 1.70% 0.85% 21.58%
Year Ended October 31, 2017 $ 10.14 0.18 0.30 0.48 (0.18) (0.10) (0.28) $ 10.34 4.83% $ 37,657,787 0.84% 1.74% 0.84% 30.99%
Year Ended October 31, 2016 $ 10.12 0.14 0.15 0.29 (0.14) (0.13) (0.27) $ 10.14 2.97% $ 46,395,556 0.85% 1.37% 0.85% 14.83%
Year Ended October 31, 2015 $ 10.27 0.14 (0.07) 0.07 (0.15) (0.07) (0.22) $ 10.12 0.67% $ 42,487,159 0.86% 1.39% 0.86% 15.91%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 10.31 0.17 (0.18) (0.01) (0.19) (0.03) (0.22) $ 10.08 (0.07)% $ 92,001,840 0.21% 3.43% 0.21% 17.69%
Year Ended October 31, 2019 $ 10.07 0.25 0.53 0.78 (0.26) (0.28) (0.54) $ 10.31 8.16% $ 92,131,438 0.21% 2.52% 0.21% 27.16%(g)
Year Ended October 31, 2018 $ 10.42 0.24 (0.24) — (0.25) (0.10) (0.35) $ 10.07 (0.10)% $ 84,633,584 0.20% 2.35% 0.20% 21.58%
Year Ended October 31, 2017 $ 10.21 0.24 0.32 0.56 (0.25) (0.10) (0.35) $ 10.42 5.58% $ 84,374,346 0.20% 2.35% 0.20% 30.99%
Year Ended October 31, 2016 $ 10.19 0.20 0.16 0.36 (0.21) (0.13) (0.34) $ 10.21 3.63% $ 105,411,080 0.20% 2.02% 0.20% 14.83%
Year Ended October 31, 2015 $ 10.35 0.21 (0.08) 0.13 (0.22) (0.07) (0.29) $ 10.19 1.25% $ 83,673,339 0.21% 2.02% 0.21% 15.91%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.29 0.18 (0.19) (0.01) (0.19) (0.03) (0.22) $ 10.06 (0.10)% $ 170,871,285 0.28% 3.53% 0.28% 17.69%
Year Ended October 31, 2019 $ 10.04 0.25 0.53 0.78 (0.25) (0.28) (0.53) $ 10.29 8.21% $ 219,475,997 0.28% 2.49% 0.28% 27.16%(g)
Year Ended October 31, 2018 $ 10.39 0.23 (0.24) (0.01) (0.24) (0.10) (0.34) $ 10.04 (0.19)% $ 218,169,172 0.28% 2.26% 0.28% 21.58%
Year Ended October 31, 2017 $ 10.19 0.23 0.31 0.54 (0.24) (0.10) (0.34) $ 10.39 5.40% $ 205,208,144 0.29% 2.25% 0.29% 30.99%
Year Ended October 31, 2016 $ 10.17 0.19 0.16 0.35 (0.20) (0.13) (0.33) $ 10.19 3.55% $ 115,594,654 0.30% 1.90% 0.30% 14.83%
Year Ended October 31, 2015 $ 10.33 0.19 (0.07) 0.12 (0.21) (0.07) (0.28) $ 10.17 1.17% $ 46,044,533 0.31% 1.87% 0.31% 15.91%
Service Class Shares

Investor Destination Funds - April 30, 2020 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Six Months Ended April 30,
2020 (Unaudited) $ 10.29 0.16 (0.19) (0.03) (0.17) (0.03) (0.20) $ 10.06 (0.28)% $ 114,804,062 0.61% 3.08% 0.61% 17.69%
Year Ended October 31, 2019 $ 10.05 0.21 0.53 0.74 (0.22) (0.28) (0.50) $ 10.29 7.74% $ 117,677,319 0.61% 2.14% 0.61% 27.16%(g)
Year Ended October 31, 2018 $ 10.40 0.20 (0.24) (0.04) (0.21) (0.10) (0.31) $ 10.05 (0.50)% $ 119,347,076 0.60% 1.95% 0.60% 21.58%
Year Ended October 31, 2017 $ 10.19 0.20 0.32 0.52 (0.21) (0.10) (0.31) $ 10.40 5.17% $ 133,359,602 0.59% 1.99% 0.59% 30.99%
Year Ended October 31, 2016 $ 10.17 0.16 0.16 0.32 (0.17) (0.13) (0.30) $ 10.19 3.22% $ 152,002,561 0.60% 1.63% 0.60% 14.83%
Year Ended October 31, 2015 $ 10.32 0.17 (0.07) 0.10 (0.18) (0.07) (0.25) $ 10.17 0.94% $ 173,472,921 0.61% 1.63% 0.61% 15.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

42 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the
Trust, and in unaffiliated mutual funds (including exchange
traded funds (“Underlying Funds”), and may have additional
investment and concentration risk. The Underlying Funds
typically invest in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6,
Institutional Service Class and Service Class shares. Effective
October 3, 2019, the majority of Class C shares converted
for shareholder accounts open for 10 years or longer and will continue to convert to Class A shares ten years after their
purchase as described in each Fund’s prospectus. Each share
class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a non-diversified fund, as defined in the
1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 43
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
net asset value (“NAV”) as reported by such Underlying
Fund. Shares of exchange traded funds are generally valued
at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the
public, other investment companies and accounts managed by
the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Underlying Funds held as of
period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an Investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission (the "SEC") website at www.sec.gov. In addition,
the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the
six months ended April 30, 2020
, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 19 December 31, 20 19 2.50%
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 April 30, 2020 2.25%
May 1, 2020 no less than 0.00% per annum.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 71,519,577 $ – $ – $ 71,519,577
Investment Companies 757,494,251 – – 757,494,251
Total $ 829,013,828 $ – $ – $ 829,013,828
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 94,836,768 $ – $ – $ 94,836,768
Investment Companies 1,208,885,997 – – 1,208,885,997
Total $ 1,303,722,765 $ – $ – $ 1,303,722,765

44 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 69,167,257 $ – $ – $ 69,167,257
Investment Companies 951,248,170 – – 951,248,170
Investment Contract – – 78,911,464 78,911,464
Total $ 1,020,415,427 $ – $ 78,911,464 $ 1,099,326,891
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 21,639,999 $ – $ – $ 21,639,999
Investment Companies 325,693,567 – – 325,693,567
Investment Contract – – 47,140,478 47,140,478
Total $ 347,333,566 $ – $ 47,140,478 $ 394,474,044
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 33,220,918 $ – $ – $ 33,220,918
Investment Companies 463,307,980 – – 463,307,980
Investment Contract – – 103,864,082 103,864,082
Repurchase Agreement – 112,494 – 112,494
Short-Term Investment 1,010,100 – – 1,010,100
Total $ 497,538,998 $ 112,494 $ 103,864,082 $ 601,515,574
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2019 $ 131,059,368 $ 131,059,368
Purchases
*
13,402,401 13,402,401
Sales (65,550,305) (65,550,305)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 78,911,464 $ 78,911,464
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2019 $ 70,933,606 $ 70,933,606
Purchases
*
6,691,593 6,691,593
Sales (30,484,721) (30,484,721)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 47,140,478 $ 47,140,478

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 45
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the
Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated Underlying
Fund’s most recent semiannual report to shareholders which
can be found at www.nationwide.com/mutual funds or at the
SEC's website at www.sec.gov.
For additional information about the unaffiliated Underlying
Funds’ valuation policies, please refer to the unaffiliated funds’
most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2019 $ 155,037,226 $ 155,037,226
Purchases
*
10,430,333 10,430,333
Sales (61,603,477) (61,603,477)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of April 30, 2020 $ 103,864,082 $ 103,864,082
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)

46 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load fee charged to the borrower with respect to the receipt of non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2020, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Conservative $ 1,122,594
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S.
Treasury Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 47
At April 30, 2020, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
At April 30, 2020, certain Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(h) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Investor
Destinations
Conservative
BNP Paribas
Securities Corp. $ 112,494 $ – $ 112,494 $ (112,494) $ –
Total $ 112,494 $ – $ 112,494 $ (112,494) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

48 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
Each Fund pays NFA an investment advisory fee of 0.13% per
year based on the Fund’s average daily net assets. For the six months ended April 30, 2020, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation
Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and
other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the Funds had no cumulative potential
reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $648,852 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $8,670.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 49
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares, 1.00% for Class C shares, 0.50% for Class
R shares, and 0.25% for Service Class shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2020, the
Fund imposed front-end sales charges of $247,142. From
these fees, NFD retained a portion amounting to $29,898.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
six months ended April 30, 2020, the Funds imposed CDSCs of
$1,259. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each of the Funds.
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Class R
Institutional Service
Class Service Class
Investor Destinations
Aggressive 0.09% 0.09% 0.16% 0.10% 0.15%
Investor Destinations
Moderately
Aggressive 0.09 0.06 0.16 0.09 0.15
Investor Destinations
Mo derate 0.09 0.08 0.15 0.10 0.15
Investor Destinations
Moderately
Conservative 0.08 0.06 0.15 0.15 0.16
Investor Destinations
Conservative 0.08 0.07 0.16 0.07 0.15
Fund Amount
Investor Destinations Aggressive $507,032
Investor Destinations Moderately Aggressive 716,868
Investor Destinations Moderate 558,795
Investor Destinations Moderately Conservative 180,436
Investor Destinations Conservative 256,910

50 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
4. Investment in Affiliated Issuers
Each of the Funds invests in Class R6 shares of the affiliated Underlying Funds, and each of the Funds can invest in the Nationwide
Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2020 were as follows:
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 49 .08%
Investor Destinations Moderately Aggressive 39 .41
Investor Destinations Moderate 36 .83
Investor Destinations Moderately Conservative 23 .56
Investor Destinations Conservative 11 .64
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 873,137 9,685,810 974,467 (1,785,244) (452,979) (1,305,991) 7,116,063 331,802 —
Nationwide Emerging
Markets Debt Fund,
Class R6 806,616 9,797,418 806,015 (2,076,503) (376,176) (1,197,726) 6,953,028 206,626 —
Nationwide International
Index Fund, Class R6 28,065,592 224,010,984 19,475,559 (18,172,589) (5,400,824) (34,960,880) 184,952,250 2,596,352 3,117,667
Nationwide International
Small Cap Fund, Class R6 4,200,584 39,111,017 3,467,690 (1,787,754) (363,878) (5,478,212) 34,948,863 1,014,233 —
Nationwide Loomis All Cap
Growth Fund, Class R6 2,516,942 38,501,654 1,277,386 (8,640,392) 779,712 449,520 32,367,880 43,006 501,659
Nationwide Mid Cap Market
Index Fund, Class R6 8,254,579 116,201,991 15,500,979 (6,829,616) (2,031,483) (19,411,993) 103,429,878 953,913 4,814,121
Nationwide Multi-Cap
Portfolio, Class R6 37,716,258 440,615,886 38,654,734 (45,649,468) 1,480,205 (68,876,492) 366,224,865 24,647,840 3,904,054
Nationwide Bond Index
Fund, Class R6 918,820 14,498,078 1,527,532 (5,507,141) 13,608 236,496 10,768,573 174,568 —
Nationwide Core Plus Bond
Fund, Class R6 341,607 4,829,917 490,675 (1,693,368) (42,107) 15,419 3,600,536 66,497 1,572
Nationwide Loomis Core
Bond Fund, Class R6 620,201 — 6,791,978 — — 340,337 7,132,315 18,535 —
Total 897,252,755 88,967,015 (92,142,075) (6,393,922) (130,189,522) 757,494,251 30,053,372 12,339,073

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 51
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 4,222,798 45,719,760 4,064,238 (7,275,053) (1,483,080) (6,610,058) 34,415,807 1,559,761 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,809,637 22,453,977 2,465,304 (5,564,293) (610,900) (2,982,152) 15,761,936 504,982 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,598,692 30,825,486 2,169,668 (5,749,383) (812,663) (4,032,385) 22,400,723 649,787 —
Nationwide International
Index Fund, Class R6 34,261,035 275,877,610 20,922,555 (23,179,266) (5,064,700) (42,775,976) 225,780,223 3,181,781 3,820,644
Nationwide International
Small Cap Fund, Class R6 5,740,378 53,853,355 5,169,810 (3,569,988) (876,924) (6,816,310) 47,759,943 1,389,637 —
Nationwide Loomis All Cap
Growth Fund, Class R6 3,053,312 45,448,055 1,391,809 (9,369,830) 921,302 874,252 39,265,588 50,506 589,149
Nationwide Mid Cap Market
Index Fund, Class R6 8,888,848 121,936,738 18,446,761 (7,989,249) (2,293,214) (18,723,767) 111,377,269 992,715 5,025,479
Nationwide Multi-Cap
Portfolio, Class R6 56,883,387 661,876,594 71,670,007 (85,361,627) 2,033,908 (97,881,193) 552,337,689 36,840,697 5,835,321
Nationwide Bond Index
Fund, Class R6 6,635,110 98,827,514 11,760,803 (34,686,870) (98,774) 1,960,815 77,763,488 1,188,705 —
Nationwide Core Plus Bond
Fund, Class R6 4,438,576 60,785,050 5,787,109 (19,588,132) (666,992) 465,557 46,782,592 835,167 19,697
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,148,463 14,989,150 1,437,930 (4,677,583) (124,979) 445,825 12,070,343 50,075 —
Nationwide Loomis Core
Bond Fund, Class R6 2,014,817 — 22,064,760 — — 1,105,636 23,170,396 60,216 —
Total 1,432,593,289 167,350,754 (207,011,274) (9,077,016) (174,969,756) 1,208,885,997 47,304,029 15,290,290
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 3,651,949 37,441,774 2,571,159 (3,781,640) (614,217) (5,853,691) 29,763,385 1,268,971 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,572,982 18,453,556 1,558,771 (3,361,701) (340,008) (2,609,949) 13,700,669 415,167 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,262,378 25,246,445 1,277,930 (3,136,128) (394,616) (3,491,935) 19,501,696 534,590 —
Nationwide International
Index Fund, Class R6 22,761,213 182,023,685 15,634,169 (17,213,678) (3,245,435) (27,202,344) 149,996,397 2,045,614 2,456,348
Nationwide International
Small Cap Fund, Class R6 2,747,291 25,197,520 3,182,388 (2,164,867) (395,063) (2,962,513) 22,857,465 627,942 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,666,983 24,806,716 489,048 (4,851,529) 455,987 537,180 21,437,402 26,561 309,835
Nationwide Mid Cap Market
Index Fund, Class R6 4,711,573 65,479,287 9,253,526 (4,609,433) (1,251,918) (9,835,455) 59,036,007 524,110 2,650,526
Nationwide Multi-Cap
Portfolio, Class R6 40,529,302 467,674,313 57,531,812 (66,576,522) 1,515,605 (66,605,685) 393,539,523 25,539,271 4,045,250
Nationwide Bond Index
Fund, Class R6 7,685,785 81,012,977 38,952,226 (32,419,524) (367,613) 2,899,334 90,077,400 1,227,371 —
Nationwide Core Plus Bond
Fund, Class R6 4,829,495 62,234,114 4,641,713 (16,005,745) (401,691) 434,482 50,902,873 867,836 20,347
Nationwide Inflation-
Protected Securities Fund,
Class R6 999,832 12,277,661 917,418 (3,023,467) (68,249) 404,876 10,508,239 40,997 —
Nationwide Loomis Core
Bond Fund, Class R6 4,385,165 — 48,023,031 — — 2,406,370 50,429,401 131,057 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,926,214 48,509,194 5,306,174 (13,827,169) (288,284) (202,202) 39,497,713 551,198 —
Nationwide Contract ^∞(a) $78,911,464 131,059,368 13,402,401 (65,550,305) — — 78,911,464 1,311,265 —
Total 1,181,416,610 202,741,766 (236,521,708) (5,395,502) (112,081,532) 1,030,159,634 35,111,950 9,482,306

52 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or exchange traded fund) may be found in such
affiliated Underlying Fund’s most recent semiannual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,360,445 13,116,399 1,236,502 (1,090,897) (67,138) (2,107,241) 11,087,625 440,263 —
Nationwide Amundi Strategic
Income Fund, Class R6 585,976 6,463,475 475,349 (807,609) (51,861) (975,503) 5,103,851 144,205 —
Nationwide Emerging
Markets Debt Fund,
Class R6 421,397 4,422,258 196,669 (327,628) (7,692) (651,166) 3,632,441 93,399 —
Nationwide International
Index Fund, Class R6 5,762,435 43,978,092 6,101,383 (5,467,456) (808,345) (5,829,228) 37,974,446 486,425 584,093
Nationwide International
Small Cap Fund, Class R6 497,888 4,415,324 765,769 (525,252) (67,651) (445,761) 4,142,429 108,256 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,510,052 19,702,350 4,034,369 (1,974,738) (301,234) (2,539,791) 18,920,956 154,635 783,322
Nationwide Multi-Cap
Portfolio, Class R6 9,931,435 113,014,431 20,754,732 (23,321,711) 116,852 (14,130,069) 96,434,235 6,072,923 961,911
Nationwide Bond Index
Fund, Class R6 5,596,150 63,262,504 17,732,308 (17,332,757) (176,932) 2,101,757 65,586,880 870,168 —
Nationwide Core Plus Bond
Fund, Class R6 2,518,360 30,514,369 1,961,526 (6,065,182) (149,817) 282,613 26,543,509 424,813 9,822
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,117,390 12,898,482 823,911 (2,410,531) (50,975) 482,879 11,743,766 42,222 —
Nationwide Loomis Core
Bond Fund, Class R6 1,306,869 — 14,311,849 — — 717,148 15,028,997 39,058 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,931,852 33,976,267 3,399,468 (7,612,301) (126,251) (142,751) 29,494,432 385,367 —
Nationwide Contract ^∞(a) $47,140,478 70,933,606 6,691,593 (30,484,721) — — 47,140,478 727,544 —
Total 416,697,557 78,485,428 (97,420,783) (1,691,044) (23,237,113) 372,834,045 9,989,278 2,339,148
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,451,461 13,510,646 1,982,256 (1,560,905) (113,120) (1,989,468) 11,829,409 444,623 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,875,537 19,917,542 1,436,189 (1,927,965) (20,711) (3,069,129) 16,335,926 437,175 —
Nationwide Emerging
Markets Debt Fund,
Class R6 674,384 6,830,533 707,271 (760,688) (43,384) (920,544) 5,813,188 142,005 —
Nationwide International
Index Fund, Class R6 4,812,363 37,403,872 6,959,138 (7,622,289) (1,453,755) (3,573,491) 31,713,475 402,101 482,838
Nationwide International
Small Cap Fund, Class R6 398,398 3,411,935 747,287 (530,500) 19,916 (333,964) 3,314,674 81,354 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,027,234 13,521,210 3,727,515 (2,767,020) (824,003) (786,466) 12,871,236 103,029 523,261
Nationwide Multi-Cap
Portfolio, Class R6 7,306,996 87,373,601 20,235,803 (27,030,141) (1,094,946) (8,533,389) 70,950,928 4,563,802 722,876
Nationwide Bond Index
Fund, Class R6 11,182,324 121,390,984 31,306,401 (25,729,897) (175,125) 4,264,473 131,056,836 1,658,332 —
Nationwide Core Plus Bond
Fund, Class R6 5,178,594 60,629,919 2,169,683 (8,715,690) (69,941) 568,410 54,582,381 832,864 18,980
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,894,118 33,231,544 1,044,529 (5,135,006) 24,970 1,251,143 30,417,180 105,069 —
Nationwide Loomis Core
Bond Fund, Class R6 1,045,726 — 11,452,005 — — 573,845 12,025,850 31,253 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 8,190,546 92,034,760 5,815,769 (14,930,037) (146,078) (377,517) 82,396,897 1,027,587 —
Nationwide Contract ^∞(a) $103,864,082 155,037,226 10,430,333 (61,603,477) — — 103,864,082 1,545,361 —
Total 644,293,772 98,014,179 (158,313,615) (3,896,177) (12,926,097) 567,172,062 11,374,555 1,747,955
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 53
5. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
6. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of investments (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
Information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutual funds or at the SEC's website at www.
sec.gov. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to
shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds.
Please refer to the current prospectus for a discussion of
the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated
Underlying Fund may be found in such Underlying Fund’s
semiannual report to shareholders, which is available at www.
nationwide.com/mutual funds or at the SEC's website at www.
sec.gov. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to
shareholders. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 96,662,863 $ 98,727,925
Investor Destinations Moderately Aggressive 175,635,984 214,518,629
Investor Destinations Moderate 215,110,832 247,791,517
Investor Destinations Moderately
Conservative 84,813,662 101,157,059
Investor Destinations Conservative 112,847,975 166,907,687
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

54 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Investor Destinations Funds
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10. Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 53 .14% 3 (a)
Investor Destinations Moderately Aggressive 53 .12 3 (a)
Investor Destinations Moderate 49 .90 3 (a)
Investor Destinations Moderately Conservative 27 .51 1
Investor Destinations Conservative 12 .35 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

Investor Destinations Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 55
11. Federal Tax Information
As of April 30, 2020, the tax cost of investments (including short positions) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
13.  Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 944,948,994 $ 5,998,384 $ (121,933,550) $ (115,935,166)
Investor Destinations Moderately Aggressive 1,450,127,438 13,367,552 (159,772,225) (146,404,673)
Investor Destinations Moderate 1,177,270,326 14,323,150 (92,266,585) (77,943,435)
Investor Destinations Moderately Conservative 410,797,983 5,265,120 (21,589,059) (16,323,939)
Investor Destinations Conservative 605,483,411 13,552,134 (17,519,971) (3,967,837)

56 - Supplemental Information - April 30, 2020 - Investor Destination Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive
Fund
Nationwide Investor Destinations Moderately
Conservative Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) (the “Advisory Agreements”) must be
approved for each series of the Trust (individually a “Fund”
and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”),
cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreement, including investment performance, reports with
respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the
Funds, the Trustees took into account, among other things,
the nature, extent, and quality of services provided by the
Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, financial analysis, and its asset
allocation methodology.
The Adviser’s personnel and methods; the number of
the Adviser’s advisory and analytical personnel; general
information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s
risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
The financial condition and stability of the Adviser.

Investor Destination Funds - April 30, 2020 - Supplemental Information - 57
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was at a level lower than
the median of the Fund’s Broadridge expense group in the
first comparative quintile (or the second quintile in the case of Nationwide Investor Destinations Moderately Conservative
Fund), although the actual management fees paid by the Funds were paid at rates higher than the medians of their peers. The
Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison
with other funds’ advisory fees, due to the Funds’ fund-of-
funds structure and the wide variety of arrangements used by peers in pricing the advisory services within such structures.
The Trustees concluded, within the context of their overall
conclusions regarding the Advisory Agreements, that each
Fund’s expenses generally were consistent with continuation
of the Fund’s Advisory Agreements.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that
each of Nationwide Investor Destinations Moderate Fund and
Nationwide Investor Destinations Moderately Aggressive Fund
achieved investment performance at or above the median of
the funds in its peer group for the three-year period ended June
30, 2019, and that Nationwide Investor Destinations Aggressive
Fund achieved three-year performance below the peer group
median but within the third quintile compared to funds in its peer group. With respect to the remaining Funds, whose
performance ranked less favorably against the funds in their peer groups, the Trustees considered the Adviser’s statements regarding differences between the levels of the Funds’
allocations to equity securities and the allocations of many of their peers, and of their benchmarks, to equity securities, and the resulting underperformance by the Funds under recent market
conditions. They considered the Adviser’s statement that the
Funds’ shorter-term investment performance had improved
from the Funds’ three-year performance. The Trustees also
took into account descriptions by the Adviser of recent changes it had implemented in the current year in the underlying mutual funds in which the Funds invest, which are expected to better position the Funds’ portfolios in the current business cycle. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support
approval of the continuance of the Advisory Agreements for an additional one-year period.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Fund. The Trustees
noted that the Funds’ advisory fee rate schedules are not
subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as
well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting

58 - Supplemental Information - April 30, 2020 - Investor Destination Funds
to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Investor Destinations Funds - April 30, 2020 - Management Information - 59
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

60 - Management Information - April 30, 2020 - Investor Destinations Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - April 30, 2020 - Management Information - 61
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

62 - Market Index Definitions - April 30, 2020 - Investor Destinations Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Investor Destinations Funds - April 30, 2020 - Market Index Definitions - 63
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

64 - Market Index Definitions - April 30, 2020 - Investor Destinations Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Investor Destinations Funds - April 30, 2020 - Market Index Definitions - 65
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

66 - Glossary - April 30, 2020 - Investor Destinations Funds
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Investor Destinations Funds - April 30, 2020 - Glossary - 67
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

68 - Glossary - April 30, 2020 - Investor Destinations Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Dynamic U.S. Core Fund
(formerly Nationwide Dynamic U.S. Growth Fund)
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.s ec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 15
Statements of Investments 20
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Statement of Cash Flows 90
Financial Highlights 92
Notes to Financial Statements 110
Supplemental Information 134
Management Information 139
Market Index Definitions 142
Glossary 146

Nationwide Mutual Funds - April 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 (Unaudited) - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Bailard Cognitive Value Fund - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 91.9%
Exchange Traded Funds 6.2%
Short-Term Investment 0.8%
Repurchase Agreement 0.1%
Master Limited Partnership
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Banks 15.0%
Equity Real Estate Investment Trusts (REITs) 10.5%
Electronic Equipment, Instruments & Components 4.9%
Thrifts & Mortgage Finance 4.6%
Semiconductors & Semiconductor Equipment 3.2%
IT Services 2.9%
Machinery 2.9%
Insurance 2.5%
Electric Utilities 2.3%
Software 2.3%
Other Industries
#
48.9%
100.0%
Top Holdings
2
Vanguard Small-Cap Value ETF 3.5%
iShares Russell 2000 Value ETF 1.9%
Webster Financial Corp. 1.0%
Flagstar Bancorp, Inc. 1.0%
Investors Real Estate Trust 0.9%
Banner Corp. 0.9%
First Defiance Financial Corp. 0.9%
Douglas Emmett, Inc. 0.9%
American Assets Trust, Inc. 0.8%
QTS Realty Trust, Inc., Class A 0.8%
Other Holdings
#
87.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Bailard Technology & Science Fund
Asset Allocation
1
Common Stocks 99.3%
Short-Term Investment 0.6%
Rights
†
0.0%
Repurchase Agreement 0.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
Software 23.2%
Semiconductors & Semiconductor Equipment 18.0%
IT Services 13.7%
Interactive Media & Services 10.7%
Technology Hardware, Storage & Peripherals 7.6%
Biotechnology 6.2%
Entertainment 5.7%
Internet & Direct Marketing Retail 4.8%
Communications Equipment 3.4%
Electronic Equipment, Instruments & Components 2.3%
Other Industries
#
4.4%
100.0%
Top Holdings
2
Microsoft Corp. 10.9%
Apple, Inc. 6.3%
Amazon.com, Inc. 4.8%
Facebook, Inc., Class A 4.8%
Alphabet, Inc., Class A 4.7%
Adobe, Inc. 4.3%
NVIDIA Corp. 3.4%
Cisco Systems, Inc. 3.4%
RingCentral, Inc., Class A 3.1%
PayPal Holdings, Inc. 2.9%
Other Holdings
#
51.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Diamond Hill Large Cap Concentrated Fund - April 30, 2020 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 95.5%
Other assets in excess of liabilities 4.5%
100.0%
Top Industries
2
Interactive Media & Services 12.1%
Insurance 9.3%
Health Care Equipment & Supplies 9.3%
Capital Markets 8.1%
Banks 6.5%
Diversified Financial Services 6.2%
Entertainment 5.9%
Beverages 5.3%
Pharmaceuticals 5.2%
Software 4.9%
Other Industries 27.2%
100.0%
Top Holdings
2
Abbott Laboratories 9.3%
Alphabet, Inc., Class A 7.2%
Citigroup, Inc. 6.5%
Berkshire Hathaway, Inc., Class B 6.2%
Walt Disney Co. (The) 5.9%
PepsiCo, Inc. 5.3%
Pfizer, Inc. 5.2%
American International Group, Inc. 4.9%
Facebook, Inc., Class A 4.9%
Microsoft Corp. 4.9%
Other Holdings 39.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Fund
Asset Allocation
1
Common Stocks 99.7%
Short-Term Investment 0.5%
Repurchase Agreement 0.1%
Liabilities in excess of other assets (0.3)%
100.0%
Top Industries
2
Software 8.1%
Internet & Direct Marketing Retail 6.8%
Interactive Media & Services 6.6%
Pharmaceuticals 6.1%
Technology Hardware, Storage & Peripherals 5.1%
IT Services 4.7%
Semiconductors & Semiconductor Equipment 4.2%
Health Care Equipment & Supplies 3.8%
Capital Markets 3.5%
Equity Real Estate Investment Trusts (REITs) 3.5%
Other Industries
#
47.6%
100.0%
Top Holdings
2
Amazon.com, Inc. 6.5%
Microsoft Corp. 5.4%
Apple, Inc. 5.1%
Alphabet, Inc., Class A 3.3%
Facebook, Inc., Class A 2.8%
Procter & Gamble Co. (The) 2.7%
Pfizer, Inc. 2.5%
Charter Communications, Inc., Class A 2.2%
Bank of America Corp. 1.9%
AstraZeneca plc, ADR 1.8%
Other Holdings
#
65.8%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2020 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 96.8%
Other assets in excess of liabilities 3.2%
100.0%
Top Industries
2
Software 17.7%
Health Care Equipment & Supplies 14.7%
IT Services 13.5%
Electronic Equipment, Instruments & Components 8.7%
Professional Services 7.1%
Specialty Retail 6.9%
Capital Markets 3.8%
Commercial Services & Supplies 3.4%
Diversified Consumer Services 3.1%
Distributors 2.7%
Other Industries 18.4%
100.0%
Top Holdings
2
CoStar Group, Inc. 4.2%
Intuit, Inc. 3.5%
Copart, Inc. 3.4%
ANSYS, Inc. 3.3%
Fiserv, Inc. 3.3%
Tyler Technologies, Inc. 3.3%
Global Payments, Inc. 3.2%
IDEXX Laboratories, Inc. 3.1%
Broadridge Financial Solutions, Inc. 3.0%
O'Reilly Automotive, Inc. 3.0%
Other Holdings 66.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Long/Short Equity Fund
Asset Allocation
1
Common Stocks 98.9%
Short-Term Investments and Other assets in excess
of liabilities 1.1%
100.0%
Top Long Industries
2
IT Services 15.1%
Oil, Gas & Consumable Fuels 6.1%
Banks 5.7%
Software 5.6%
Specialty Retail 5.4%
Health Care Equipment & Supplies 5.3%
Pharmaceuticals 5.1%
Chemicals 4.7%
Technology Hardware, Storage & Peripherals 4.5%
Biotechnology 4.5%
Other Industries 38.0%
100.0%
Top Long Holdings
2
Apple, Inc. 4.5%
Philip Morris International, Inc. 4.1%
AT&T, Inc. 3.7%
Masimo Corp. 3.7%
Chevron Corp. 3.5%
Mastercard, Inc., Class A 3.4%
Cisco Systems, Inc. 3.2%
Paycom Software, Inc. 2.8%
Zoetis, Inc. 2.8%
Amazon.com, Inc. 2.6%
Other Holdings 65.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Loomis All Cap Growth Fund - April 30, 2020 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 17.1%
Internet & Direct Marketing Retail 13.6%
Interactive Media & Services 10.2%
Biotechnology 6.5%
Pharmaceuticals 6.2%
Hotels, Restaurants & Leisure 5.9%
Semiconductors & Semiconductor Equipment 5.8%
IT Services 5.7%
Capital Markets 5.4%
Beverages 4.4%
Other Industries 19.2%
100.0%
Top Holdings
2
Amazon.com, Inc. 7.9%
Alibaba Group Holding Ltd., ADR 5.7%
Facebook, Inc., Class A 5.5%
Visa, Inc., Class A 4.9%
Autodesk, Inc. 4.6%
Monster Beverage Corp. 4.4%
Oracle Corp. 4.4%
Regeneron Pharmaceuticals, Inc. 4.1%
NVIDIA Corp. 3.9%
Roche Holding AG, ADR 3.4%
Other Holdings 51.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

10 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S.
Growth Fund)
Asset Allocation
1
Common Stocks 84.9%
Short-Term Investments 6.4%
Purchased Options 1.5%
Futures Contracts 0.4%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities
§
6.8%
100.0%
Top Industries
2
Software 8.0%
IT Services 5.1%
Interactive Media & Services 5.0%
Technology Hardware, Storage & Peripherals 4.9%
Pharmaceuticals 4.6%
Internet & Direct Marketing Retail 4.3%
Semiconductors & Semiconductor Equipment 4.1%
Banks 3.7%
Health Care Equipment & Supplies 3.4%
Health Care Providers & Services 2.7%
Other Industries
#
54.2%
100.0%
Top Holdings
2
U.S. Treasury Bills, 6/18/2020 6.7%
Microsoft Corp. 5.2%
Apple, Inc. 4.7%
Amazon.com, Inc. 3.9%
Facebook, Inc., Class A 1.9%
Alphabet, Inc., Class A 1.5%
Alphabet, Inc., Class C 1.5%
Johnson & Johnson 1.5%
Berkshire Hathaway, Inc., Class B 1.4%
Visa, Inc., Class A 1.2%
Other Holdings
#
70.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Small Company Growth Fund - October 31, 2019 - Fund Overview - 11
Asset Allocation
1
Common Stocks 98.0%
Short-Term Investment 0.3%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Industries
2
Software 44.9%
Health Care Equipment & Supplies 27.1%
Machinery 7.1%
Health Care Technology 6.7%
Electronic Equipment, Instruments & Components 4.6%
Biotechnology 2.8%
Chemicals 2.8%
Life Sciences Tools & Services 2.0%
Energy Equipment & Services 0.8%
Communications Equipment 0.6%
Other Industries
#
0.6%
100.0%
Top Holdings
2
Proto Labs, Inc. 4.8%
Cognex Corp. 4.6%
Q2 Holdings, Inc. 4.5%
iRhythm Technologies, Inc. 4.4%
Paycom Software, Inc. 4.4%
Tyler Technologies, Inc. 4.4%
Quidel Corp. 4.3%
ABIOMED, Inc. 4.3%
Veeva Systems, Inc., Class A 4.2%
Manhattan Associates, Inc. 4.1%
Other Holdings
#
56.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentag es indicated are based upon total investments as of April 30, 2020.

12 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Asset Allocation
1
Common Stocks 99.8%
Short-Term Investment 2.5%
Repurchase Agreement 0.3%
Rights
†
0.0%
Liabilities in excess of other assets (2.6)%
100.0%
Top Industries
2
Banks 16.5%
Insurance 5.2%
Oil, Gas & Consumable Fuels 4.9%
Electronic Equipment, Instruments & Components 4.8%
Machinery 4.3%
Chemicals 3.5%
Specialty Retail 3.5%
Household Durables 3.3%
Food Products 2.9%
Auto Components 2.3%
Other Industries
#
48.8%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.4%
BorgWarner, Inc. 0.6%
Bunge Ltd. 0.6%
Knight-Swift Transportation Holdings, Inc. 0.6%
HollyFrontier Corp. 0.6%
Post Holdings, Inc. 0.6%
Voya Financial, Inc. 0.6%
Zions Bancorp NA 0.6%
Reliance Steel & Aluminum Co. 0.5%
Arrow Electronics, Inc. 0.5%
Other Holdings
#
92.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide WCM Focused Small Cap Fund - April 30, 2020 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 94.5%
Short-Term Investment 0.4%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Industries
2
Commercial Services & Supplies 21.0%
Capital Markets 8.7%
Electronic Equipment, Instruments & Components 6.5%
IT Services 5.7%
Real Estate Management & Development 5.7%
Electrical Equipment 5.2%
Semiconductors & Semiconductor Equipment 4.4%
Software 4.3%
Specialty Retail 4.3%
Trading Companies & Distributors 3.9%
Other Industries
#
30.3%
100.0%
Top Holdings
2
Healthcare Services Group, Inc. 6.0%
Jones Lang LaSalle, Inc. 5.7%
UniFirst Corp. 5.5%
EnerSys 5.2%
ePlus, Inc. 5.1%
Focus Financial Partners, Inc., Class A 5.1%
Cabot Microelectronics Corp. 4.4%
Manhattan Associates, Inc. 4.3%
America's Car-Mart, Inc. 4.3%
Beacon Roofing Supply, Inc. 3.9%
Other Holdings
#
50.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

14 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Ziegler Equity Income Fund
Asset Allocation
1
Common Stocks 99.4%
Exchange Traded Fund 0.5%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Banks 14.2%
Pharmaceuticals 7.8%
Electric Utilities 7.4%
Oil, Gas & Consumable Fuels 6.0%
Equity Real Estate Investment Trusts (REITs) 5.1%
Insurance 5.0%
Semiconductors & Semiconductor Equipment 4.5%
Biotechnology 4.5%
Health Care Providers & Services 4.3%
Household Products 3.4%
Other Industries 37.8%
100.0%
Top Holdings
2
JPMorgan Chase & Co. 3.6%
Johnson & Johnson 3.5%
Verizon Communications, Inc. 3.3%
Pfizer, Inc. 3.0%
Bank of America Corp. 2.8%
CVS Health Corp. 2.8%
Truist Financial Corp. 2.5%
MetLife, Inc. 2.4%
PNC Financial Services Group, Inc. (The) 2.4%
Comcast Corp., Class A 2.2%
Other Holdings 71.5%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Equity Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 15
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2019 through April 30, 2020. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 785.30 6.39 1.44
Hypothetical
(a)(b)
1,000.00 1,017.70 7.22 1.44
Class C Shares
Actual
(a)
1,000.00 781.00 9.39 2.12
Hypothetical
(a)(b)
1,000.00 1,014.32 10.62 2.12
Class M Shares
Actual
(a)
1,000.00 784.80 4.75 1.07
Hypothetical
(a)(b)
1,000.00 1,019.54 5.37 1.07
Class R6 Shares
Actual
(a)
1,000.00 783.90 4.75 1.07
Hypothetical
(a)(b)
1,000.00 1,019.54 5.37 1.07
Institutional Service Class Shares
Actual
(a)
1,000.00 789.40 5.52 1.24
Hypothetical
(a)(b)
1,000.00 1,018.70 6.22 1.24

16 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,092.50 6.45 1.24
Hypothetical
(a)(b)
1,000.00 1,018.70 6.22 1.24
Class C Shares
Actual
(a)
1,000.00 1,087.80 10.38 2.00
Hypothetical
(a)(b)
1,000.00 1,014.92 10.02 2.00
Class M Shares
Actual
(a)
1,000.00 1,093.60 4.95 0.95
Hypothetical
(a)(b)
1,000.00 1,020.14 4.77 0.95
Class R6 Shares
Actual
(a)
1,000.00 1,093.90 4.95 0.95
Hypothetical
(a)(b)
1,000.00 1,020.14 4.77 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,093.00 5.57 1.07
Hypothetical
(a)(b)
1,000.00 1,019.54 5.37 1.07
Nationwide Diamond Hill Large Cap Concentrated
Fund
Class A Shares
Actual
(a)
1,000.00 882.60 5.52 1.18
Hypothetical
(a)(b)
1,000.00 1,019.00 5.92 1.18
Class C Shares
Actual
(a)
1,000.00 879.90 8.88 1.90
Hypothetical
(a)(b)
1,000.00 1,015.42 9.52 1.90
Class R6 Shares
Actual
(a)
1,000.00 884.70 3.84 0.82
Hypothetical
(a)(b)
1,000.00 1,020.79 4.12 0.82
Institutional Service Class Shares
Actual
(a)
1,000.00 884.70 4.64 0.99
Hypothetical
(a)(b)
1,000.00 1,019.94 4.97 0.99
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 983.50 4.34 0.88
Hypothetical
(a)(b)
1,000.00 1,020.49 4.42 0.88
Class C Shares
Actual
(a)
1,000.00 980.30 8.27 1.68
Hypothetical
(a)(b)
1,000.00 1,016.51 8.42 1.68
Class R Shares
Actual
(a)
1,000.00 981.60 6.65 1.35
Hypothetical
(a)(b)
1,000.00 1,018.15 6.77 1.35
Class R6 Shares
Actual
(a)
1,000.00 985.60 2.96 0.60
Hypothetical
(a)(b)
1,000.00 1,021.88 3.02 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 984.70 3.31 0.67
Hypothetical
(a)(b)
1,000.00 1,021.53 3.37 0.67

Equity Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 969.90 5.88 1.20
Hypothetical
(a)(b)
1,000.00 1,018.90 6.02 1.20
Class C Shares
Actual
(a)
1,000.00 966.10 9.48 1.94
Hypothetical
(a)(b)
1,000.00 1,015.22 9.72 1.94
Class R6 Shares
Actual
(a)
1,000.00 971.60 4.12 0.84
Hypothetical
(a)(b)
1,000.00 1,020.69 4.22 0.84
Institutional Service Class Shares
Actual
(a)
1,000.00 971.10 4.70 0.96
Hypothetical
(a)(b)
1,000.00 1,020.09 4.82 0.96
Nationwide Long/Short Equity Fund
Class A Shares
Actual
(a)
1,000.00 933.40 14.28 2.97
Hypothetical
(a)(b)
1,000.00 1,010.09 14.84 2.97
Class R6 Shares
Actual
(a)
1,000.00 934.80 13.08 2.72
Hypothetical
(a)(b)
1,000.00 1,011.34 13.60 2.72
Institutional Service Class Shares
Actual
(a)
1,000.00 934.40 13.61 2.83
Hypothetical
(a)(b)
1,000.00 1,010.79 14.15 2.83
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,065.00 6.93 1.35
Hypothetical
(a)(b)
1,000.00 1,018.15 6.77 1.35
Class R6 Shares
Actual
(a)
1,000.00 1,068.20 4.37 0.85
Hypothetical
(a)(b)
1,000.00 1,020.64 4.27 0.85
Eagle Class Shares
Actual
(a)
1,000.00 1,067.10 4.88 0.95
Hypothetical
(a)(b)
1,000.00 1,020.14 4.77 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,067.20 4.68 0.91
Hypothetical
(a)(b)
1,000.00 1,020.34 4.57 0.91

18 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Dynamic U.S. Growth Fund)
Class A Shares
Actual
(a)
1,000.00 995.70 4.02 0.81
Hypothetical
(a)(b)
1,000.00 1,020.84 4.07 0.81
Class C Shares
Actual
(a)
1,000.00 991.60 7.72 1.56
Hypothetical
(a)(b)
1,000.00 1,017.11 7.82 1.56
Class R Shares
Actual
(a)
1,000.00 993.90 5.60 1.13
Hypothetical
(a)(b)
1,000.00 1,019.24 5.67 1.13
Class R6 Shares
Actual
(a)
1,000.00 997.70 2.48 0.50
Hypothetical
(a)(b)
1,000.00 1,022.38 2.51 0.50
Eagle Class Shares
Actual
(a)
1,000.00 997.10 2.98 0.60
Hypothetical
(a)(b)
1,000.00 1,021.88 3.02 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 997.10 3.03 0.61
Hypothetical
(a)(b)
1,000.00 1,021.83 3.07 0.61
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,024.30 6.69 1.33
Hypothetical
(a)(b)
1,000.00 1,018.25 6.67 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 1,025.00 5.99 1.19
Hypothetical
(a)(b)
1,000.00 1,018.95 5.97 1.19
Nationwide U.S. Small Cap Value Fund
Class A Shares
Actual
(a)
1,000.00 750.20 6.09 1.40
Hypothetical
(a)(b)
1,000.00 1,017.90 7.02 1.40
Class C Shares
Actual
(a)
1,000.00 747.30 9.47 2.18
Hypothetical
(a)(b)
1,000.00 1,014.02 10.92 2.18
Class R6 Shares
Actual
(a)
1,000.00 752.20 4.71 1.08
Hypothetical
(a)(b)
1,000.00 1,019.49 5.42 1.08
Institutional Service Class Shares
Actual
(a)
1,000.00 750.60 5.79 1.33
Hypothetical
(a)(b)
1,000.00 1,018.25 6.67 1.33
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 773.20 5.11 1.16
Hypothetical
(a)(b)
1,000.00 1,019.10 5.82 1.16
Class C Shares
Actual
(a)
1,000.00 770.00 8.54 1.94
Hypothetical
(a)(b)
1,000.00 1,015.22 9.72 1.94
Class R6 Shares
Actual
(a)
1,000.00 774.40 3.62 0.82
Hypothetical
(a)(b)
1,000.00 1,020.79 4.12 0.82
Institutional Service Class Shares
Actual
(a)
1,000.00 774.50 4.06 0.92
Hypothetical
(a)(b)
1,000.00 1,020.29 4.62 0.92

Equity Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 19
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Ziegler Equity Income Fund
Class A Shares
Actual
(a)
1,000.00 848.00 4.87 1.06
Hypothetical
(a)(b)
1,000.00 1,019.59 5.32 1.06
Class C Shares
Actual
(a)
1,000.00 844.80 8.44 1.84
Hypothetical
(a)(b)
1,000.00 1,015.71 9.22 1.84
Class R6 Shares
Actual
(a)
1,000.00 849.90 3.45 0.75
Hypothetical
(a)(b)
1,000.00 1,021.13 3.77 0.75
Institutional Service Class Shares
Actual
(a)
1,000.00 849.10 3.91 0.85
Hypothetical
(a)(b)
1,000.00 1,020.64 4.27 0.85
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1,
2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks 91.9%
Shares Value ($)
Aerospace & Defense 0.8%
AAR Corp. 4,800 93,984
Embraer SA, ADR-BR* 3,300 20,889
Hexcel Corp. 1,900 65,721
Mercury Systems, Inc.* 1,700 151,572
Vectrus, Inc.* 1,400 72,814
404,980
Air Freight & Logistics 1.0%
Atlas Air Worldwide Holdings,
Inc.* 5,400 177,390
Hub Group, Inc., Class A* 4,800 230,928
XPO Logistics, Inc.* 1,400 93,436
501,754
Airlines 0.2%
Hawaiian Holdings, Inc. 4,100 59,040
Spirit Airlines, Inc.* 1,800 27,036
86,076
Auto Components 0.6%
Dana, Inc. 8,500 97,750
Modine Manufacturing Co.* 31,700 146,771
Unique Fabricating, Inc.* 15,000 48,750
293,271
Banks 14.8%
Associated Banc-Corp. 24,600 347,844
Bancorp, Inc. (The)* 56,600 394,502
Bank of Commerce Holdings 700 5,383
Bank of NT Butterfield & Son
Ltd. (The) 17,500 385,175
BankUnited, Inc. 10,000 198,100
Banner Corp. 11,400 438,102
Boston Private Financial
Holdings, Inc. 39,700 301,720
Bridge Bancorp, Inc. 12,100 250,349
Cadence Bancorp 11,900 78,778
Capstar Financial Holdings,
Inc. 20,808 237,419
Central Pacific Financial Corp. 15,000 262,350
Citizens Financial Group, Inc. 17,800 398,542
Civista Bancshares, Inc. 7,632 116,998
Enterprise Bancorp, Inc. 3,742 90,369
Financial Institutions, Inc. 16,400 317,340
First Financial Corp. 8,800 312,576
First Merchants Corp. 1,700 48,127
First Midwest Bancorp, Inc. 3,000 44,340
Hancock Whitney Corp. 1,500 31,365
Horizon Bancorp, Inc. 2,700 30,726
IBERIABANK Corp. 3,000 124,380
Independent Bank Corp. 23,100 339,339
Investar Holding Corp. 3,065 38,466
Macatawa Bank Corp. 22,713 174,436
Northrim Bancorp, Inc. 7,117 166,894
Old Second Bancorp, Inc. 5,500 45,265
Orrstown Financial Services,
Inc. 7,951 122,445
Peapack-Gladstone Financial
Corp. 14,500 273,615
Peoples Bancorp of North
Carolina, Inc. 934 16,252
Popular, Inc. 7,100 273,989
Common Stocks
Shares Value ($)
Banks
Republic First Bancorp, Inc.* 54,091 142,259
Shore Bancshares, Inc. 11,100 123,210
Sierra Bancorp 5,402 109,661
SmartFinancial, Inc. 1,167 16,875
TriCo Bancshares 5,400 162,648
UMB Financial Corp. 2,500 127,100
Webster Financial Corp. 16,700 471,775
WesBanco, Inc. 1,900 46,892
Western Alliance Bancorp 3,700 132,756
Wintrust Financial Corp. 3,300 138,270
7,336,632
Biotechnology 2.1%
Akebia Therapeutics, Inc.* 5,800 46,980
Apellis Pharmaceuticals, Inc.* 900 30,843
Ardelyx, Inc.* 12,441 81,862
BioSpecifics Technologies
Corp.* 1,600 91,056
CareDx, Inc.* 2,800 71,064
Eagle Pharmaceuticals, Inc.* 1,300 66,274
Esperion Therapeutics, Inc.*(a) 1,100 43,560
Iovance Biotherapeutics, Inc.* 4,600 147,890
Jounce Therapeutics, Inc.* 14,652 71,795
Kura Oncology, Inc.* 7,100 103,305
Rocket Pharmaceuticals, Inc.* 2,952 43,689
Sangamo Therapeutics, Inc.* 11,000 89,650
Veracyte, Inc.* 3,500 94,395
Viking Therapeutics, Inc.*(a) 8,500 48,960
1,031,323
Building Products 1.7%
Apogee Enterprises, Inc. 13,700 280,028
Builders FirstSource, Inc.* 6,900 126,615
Gibraltar Industries, Inc.* 2,600 120,380
Masonite International Corp.* 2,900 171,332
Universal Forest Products, Inc. 3,400 139,808
838,163
Capital Markets 0.8%
Houlihan Lokey, Inc. 2,500 148,450
Safeguard Scientifics, Inc. 19,582 138,837
Silvercrest Asset Management
Group, Inc., Class A 12,140 123,585
410,872
Chemicals 1.8%
AgroFresh Solutions, Inc.* 23,230 46,692
Cabot Corp. 5,900 199,951
Hawkins, Inc. 3,200 119,776
Innospec, Inc. 2,000 145,040
Minerals Technologies, Inc. 800 35,232
Tredegar Corp. 21,323 351,403
898,094
Commercial Services & Supplies 1.3%
ACCO Brands Corp. 39,900 295,260
Acme United Corp. 5,656 122,792
CompX International, Inc. 2,600 35,828
McGrath RentCorp 1,000 54,550
UniFirst Corp. 700 117,705
626,135

Nationwide Bailard Cognitive Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Communications Equipment 0.8%
Calix, Inc.* 10,800 124,200
Lumentum Holdings, Inc.* 1,600 129,456
PC-Tel, Inc.* 18,286 124,893
378,549
Construction & Engineering 1.6%
Aegion Corp.* 18,410 295,480
Arcosa, Inc. 2,000 74,540
EMCOR Group, Inc. 3,000 190,590
IES Holdings, Inc.* 3,681 72,700
Northwest Pipe Co.* 4,600 111,872
Orion Group Holdings, Inc.* 20,900 52,668
797,850
Consumer Finance 0.6%
OneMain Holdings, Inc. 9,600 232,416
PRA Group, Inc.* 3,200 88,768
321,184
Containers & Packaging 0.9%
Graphic Packaging Holding
Co. 10,800 144,180
Westrock Co. 9,000 289,710
433,890
Distributors 0.1%
Weyco Group, Inc. 2,252 42,856
Diversified Consumer Services 0.2%
Perdoceo Education Corp.* 9,500 123,500
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc.* 7,700 113,960
Marlin Business Services
Corp. 9,860 104,910
218,870
Diversified Telecommunication Services 0.3%
ATN International, Inc. 2,632 163,500
Electric Utilities 2.2%
ALLETE, Inc. 3,800 218,728
Genie Energy Ltd., Class B 20,000 157,600
NRG Energy, Inc. 10,200 342,006
OGE Energy Corp. 3,400 107,168
Portland General Electric Co. 6,200 290,098
1,115,600
Electrical Equipment 1.7%
Atkore International Group,
Inc.* 12,100 294,514
nVent Electric plc 13,900 259,235
Orion Energy Systems, Inc.* 26,800 128,908
Regal Beloit Corp. 2,000 142,020
824,677
Electronic Equipment, Instruments & Components 4.9%
Anixter International, Inc.* 1,400 130,004
Arrow Electronics, Inc.* 1,600 100,672
Avnet, Inc. 5,500 165,110
Coherent, Inc.* 1,100 140,657
ePlus, Inc.* 1,700 120,275
II-VI, Inc.* 4,200 144,564
Insight Enterprises, Inc.* 2,000 108,580
Itron, Inc.* 2,100 146,622
Jabil, Inc. 9,700 275,868
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Kimball Electronics, Inc.* 9,000 121,680
LGL Group, Inc. (The)* 12,600 124,241
Methode Electronics, Inc. 9,300 279,186
Plexus Corp.* 2,200 137,918
RF Industries Ltd. 21,486 119,677
ScanSource, Inc.* 11,550 299,376
2,414,430
Energy Equipment & Services 0.2%
Archrock, Inc. 12,300 59,163
NexTier Oilfield Solutions, Inc.* 24,800 57,536
116,699
Entertainment 0.4%
Gaia, Inc.* 5,100 46,359
Zynga, Inc., Class A* 21,300 160,602
206,961
Equity Real Estate Investment Trusts (REITs) 10.4%
Agree Realty Corp. 4,100 266,951
American Assets Trust, Inc. 14,400 407,808
BRT Apartments Corp. 24,812 245,639
Community Healthcare Trust,
Inc. 2,584 96,125
Cousins Properties, Inc. 12,800 386,176
DiamondRock Hospitality Co. 16,523 102,938
Diversified Healthcare Trust 13,300 41,363
Douglas Emmett, Inc. 13,700 417,713
Easterly Government
Properties, Inc. 13,800 371,358
Equity LifeStyle Properties,
Inc. 2,800 168,868
Franklin Street Properties
Corp. 29,400 159,936
Global Medical REIT, Inc. 11,400 118,788
Innovative Industrial
Properties, Inc. 2,500 196,150
Investors Real Estate Trust 7,200 450,936
LTC Properties, Inc. 6,300 224,280
Macerich Co. (The) 6,400 47,808
National Retail Properties, Inc. 6,000 195,840
NexPoint Residential Trust,
Inc. 12,812 385,257
One Liberty Properties, Inc. 4,000 62,880
QTS Realty Trust, Inc., Class A 6,400 400,192
STORE Capital Corp. 14,100 282,987
Sunstone Hotel Investors, Inc. 6,600 60,654
Tanger Factory Outlet Centers,
Inc. 5,800 43,616
5,134,263
Food & Staples Retailing 0.7%
Andersons, Inc. (The) 13,400 227,398
SpartanNash Co. 6,200 106,330
333,728
Food Products 1.8%
Darling Ingredients, Inc.* 12,900 265,611
Ingredion, Inc. 3,400 276,080
John B Sanfilippo & Son, Inc. 1,190 97,735
Pilgrim's Pride Corp.* 5,800 127,600

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Food Products
Seneca Foods Corp., Class A* 3,100 111,538
878,564
Gas Utilities 0.6%
UGI Corp. 9,700 292,746
Health Care Equipment & Supplies 1.2%
Electromed, Inc.* 9,600 134,304
ICU Medical, Inc.* 600 131,586
Integer Holdings Corp.* 2,000 148,920
Lantheus Holdings, Inc.* 7,655 99,898
Pro-Dex, Inc.* 3,584 62,648
Sensus Healthcare, Inc.* 2,398 5,995
583,351
Health Care Providers & Services 1.5%
AdaptHealth Corp.* 4,296 67,705
CorVel Corp.* 5,500 289,795
LHC Group, Inc.* 1,100 142,989
National HealthCare Corp. 3,677 251,396
751,885
Health Care Technology 0.7%
NextGen Healthcare, Inc.* 25,200 265,860
Simulations Plus, Inc.(a) 2,300 87,515
353,375
Household Durables 1.1%
KB Home 4,500 118,080
PulteGroup, Inc. 6,900 195,063
TRI Pointe Group, Inc.* 19,700 226,156
539,299
Household Products 0.5%
Oil-Dri Corp. of America 3,957 147,952
Spectrum Brands Holdings,
Inc. 2,900 124,874
272,826
Independent Power and Renewable Electricity Producers
1.6%
AES Corp. (The) 19,200 254,400
Atlantic Power Corp.* 109,400 217,706
Atlantica Yield plc 4,800 114,912
Vistra Energy Corp. 11,100 216,894
803,912
Insurance 2.5%
Argo Group International
Holdings Ltd. 3,600 127,296
Assured Guaranty Ltd. 2,200 65,406
FedNat Holding Co. 14,200 172,104
Global Indemnity Ltd. 5,200 127,868
Investors Title Co. 950 127,205
National General Holdings
Corp. 12,600 239,778
Third Point Reinsurance Ltd.* 34,500 256,680
Unum Group 6,400 111,680
1,228,017
Interactive Media & Services 0.2%
Cars.com, Inc.* 11,100 57,498
DHI Group, Inc.* 17,600 48,928
106,426
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 1.0%
Blue Apron Holdings, Inc.,
Class A*(a) 6,100 46,909
Etsy, Inc.* 4,500 291,915
Overstock.com, Inc.* 4,000 50,480
PetMed Express, Inc. 600 23,742
Stitch Fix, Inc., Class A* 3,000 48,150
US Auto Parts Network, Inc.* 13,600 43,656
504,852
IT Services 2.9%
CACI International, Inc., Class
A* 600 150,084
DXC Technology Co. 11,400 206,682
ExlService Holdings, Inc.* 1,700 104,941
Hackett Group, Inc. (The) 7,700 114,191
Information Services Group,
Inc.* 49,235 123,088
Leidos Holdings, Inc. 2,800 276,668
MAXIMUS, Inc. 1,200 80,784
Perspecta, Inc. 4,200 90,594
Science Applications
International Corp. 1,600 130,656
Sykes Enterprises, Inc.* 4,900 140,287
1,417,975
Life Sciences Tools & Services 0.4%
10X Genomics, Inc., Class A* 1,300 103,831
Quanterix Corp.* 3,300 86,460
190,291
Machinery 2.9%
Astec Industries, Inc. 3,500 140,385
Crane Co. 5,200 283,140
Douglas Dynamics, Inc. 1,900 70,224
LB Foster Co., Class A* 8,382 120,617
Manitex International, Inc.* 31,232 124,928
Miller Industries, Inc. 3,800 115,444
Rexnord Corp. 5,400 147,258
Timken Co. (The) 7,500 281,850
TriMas Corp.* 5,500 131,120
1,414,966
Media 0.1%
Beasley Broadcast Group,
Inc., Class A 18,084 44,848
Metals & Mining 2.0%
Allegheny Technologies, Inc.* 3,100 23,281
Carpenter Technology Corp. 13,900 308,163
Commercial Metals Co. 10,100 160,994
General Moly, Inc.* 125,401 23,851
Steel Dynamics, Inc. 9,600 232,992
Worthington Industries, Inc. 9,100 240,604
989,885
Mortgage Real Estate Investment Trusts (REITs) 0.2%
ARMOUR Residential REIT,
Inc. 5,100 45,084
PennyMac Mortgage
Investment Trust 4,400 45,760
90,844
Multi-Utilities 1.8%
Black Hills Corp. 4,570 283,066

Nationwide Bailard Cognitive Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Multi-Utilities
MDU Resources Group, Inc. 13,500 303,210
NorthWestern Corp. 5,000 288,450
874,726
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co. 1,400 35,588
Murphy Oil Corp. 3,200 37,952
Par Pacific Holdings, Inc.* 5,500 53,460
PBF Energy, Inc., Class A 3,300 37,620
PDC Energy, Inc.* 5,300 68,847
Renewable Energy Group,
Inc.* 4,500 111,645
WPX Energy, Inc.* 5,800 35,554
380,666
Pharmaceuticals 0.7%
Amphastar Pharmaceuticals,
Inc.* 3,300 55,935
ANI Pharmaceuticals, Inc.* 1,000 40,010
Arvinas, Inc.* 1,600 84,000
Intersect ENT, Inc.* 2,700 30,996
Provention Bio, Inc.*(a) 5,900 67,496
SCYNEXIS, Inc.* 47,340 45,683
324,120
Professional Services 1.7%
FTI Consulting, Inc.* 1,900 241,984
ManpowerGroup, Inc. 3,700 274,688
Mastech Digital, Inc.* 8,994 140,756
TrueBlue, Inc.* 12,670 196,765
854,193
Real Estate Management & Development 0.1%
Kennedy-Wilson Holdings, Inc. 4,700 66,505
Road & Rail 0.3%
Werner Enterprises, Inc. 3,300 132,396
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries,
Inc.* 2,500 139,000
Amkor Technology, Inc.* 14,300 141,284
Cirrus Logic, Inc.* 4,100 309,960
Diodes, Inc.* 6,350 323,151
FormFactor, Inc.* 7,200 167,760
NeoPhotonics Corp.* 11,301 108,716
Photronics, Inc.* 9,950 118,903
Qorvo, Inc.* 1,300 127,439
Ultra Clean Holdings, Inc.* 6,400 117,696
1,553,909
Software 2.2%
ACI Worldwide, Inc.* 5,400 147,960
ChannelAdvisor Corp.* 15,600 161,148
LogMeIn, Inc. 2,600 222,196
Nutanix, Inc., Class A* 1,500 30,735
Progress Software Corp. 8,000 327,280
Smith Micro Software, Inc.*(a) 25,100 119,225
Support.com, Inc. 31,200 44,616
Verint Systems, Inc.* 1,200 51,288
1,104,448
Specialty Retail 1.1%
Five Below, Inc.* 500 45,080
Common Stocks
Shares Value ($)
Specialty Retail
Haverty Furniture Cos., Inc. 6,600 89,298
Murphy USA, Inc.* 1,200 128,160
National Vision Holdings, Inc.* 5,300 140,450
Signet Jewelers Ltd.(a) 6,100 61,366
Winmark Corp.(a) 500 75,000
539,354
Technology Hardware, Storage & Peripherals 0.2%
Xerox Holdings Corp. 5,800 106,082
Textiles, Apparel & Luxury Goods 1.0%
Crown Crafts, Inc. 4,948 24,592
Delta Apparel, Inc.* 4,568 58,836
Lakeland Industries, Inc.* 9,000 122,580
Rocky Brands, Inc. 7,100 152,295
Superior Group of Cos., Inc. 15,063 131,349
489,652
Thrifts & Mortgage Finance 4.6%
First Defiance Financial Corp. 24,300 422,334
Flagstar Bancorp, Inc. 18,000 466,380
MGIC Investment Corp. 31,900 233,189
MMA Capital Holdings, Inc.*(a) 3,607 92,015
NMI Holdings, Inc., Class A* 10,700 144,664
Provident Financial Services,
Inc. 25,300 363,055
Radian Group, Inc. 20,700 310,086
Riverview Bancorp, Inc. 21,000 116,130
Timberland Bancorp, Inc. 6,600 127,710
2,275,563
Trading Companies & Distributors 1.8%
Beacon Roofing Supply, Inc.* 4,200 92,400
HD Supply Holdings, Inc.* 4,300 127,624
Kaman Corp. 2,300 89,148
MSC Industrial Direct Co., Inc.,
Class A 1,200 71,568
Triton International Ltd. 9,200 285,016
WESCO International, Inc.* 9,400 243,178
908,934
Wireless Telecommunication Services 0.8%
Spok Holdings, Inc. 10,500 107,730
Telephone and Data Systems,
Inc. 14,200 278,604
386,334
Total Common Stocks
(cost $46,333,384) 45,514,801
Exchange Traded Funds 6.2%
Equity Funds  6.2%
iShares Russell 2000 Value
ETF 10,200 941,562
iShares S&P Small-Cap 600
Value ETF 3,500 398,370
Vanguard Small-Cap Value
ETF 17,100 1,717,524
3,057,456
Total Exchange Traded Funds
(cost $2,560,860) 3,057,456

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Master Limited Partnership 0.0%
†
Shares Value ($)
Hotels, Restaurants & Leisure 0.0%
†
Cedar Fair LP 1,100 31,724
Total Master Limited Partnership
(cost  $22,377)
31,724
Short-Term Investment 0.8%
Money Market Fund 0.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 386,415 386,415
Total Short-Term Investment
(cost $386,415) 386,415
Repurchase Agreement 0.1%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $43,035,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $43,996.
(c)(d) 43,035 43,035
Total Repurchase Agreement
(cost $43,035) 43,035
Total Investments
(cost $49,346,071) — 99.0% 49,033,431
Other assets in excess of liabilities — 1.0% 481,658
NET ASSETS — 100.0%
$ 49,515,089
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $534,143, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $386,415 and $43,035, respectively, and
by $160,222 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $589,672.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $429,450.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BR Brazil
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - April 30, 2020 (Unaudited) - Statement of Investments - 25
Common Stocks 99.3%
Shares Value ($)
Biotechnology 6.2%
Acceleron Pharma, Inc.* 7,000 633,710
Alkermes plc* 12,500 171,375
Alnylam Pharmaceuticals, Inc.* 3,500 460,950
Apellis Pharmaceuticals, Inc.* 11,000 376,970
Arena Pharmaceuticals, Inc.* 11,000 538,670
Assembly Biosciences, Inc.* 20,500 358,955
Biogen, Inc.* 1,050 311,671
BioMarin Pharmaceutical, Inc.* 4,000 368,080
Bluebird Bio, Inc.* 6,100 328,668
Esperion Therapeutics, Inc.*(a) 10,200 403,920
FibroGen, Inc.* 13,000 479,570
Gilead Sciences, Inc. 2,700 226,800
Ionis Pharmaceuticals, Inc.* 3,000 166,590
Iovance Biotherapeutics, Inc.* 14,000 450,100
Kura Oncology, Inc.* 41,000 596,550
Magenta Therapeutics, Inc.* 28,000 228,200
Mersana Therapeutics, Inc.* 50,000 451,500
Neurocrine Biosciences, Inc.* 3,900 382,746
Precision BioSciences, Inc.* 35,000 240,800
Vertex Pharmaceuticals, Inc.* 2,200 552,640
Xencor, Inc.*(a) 14,500 423,835
8,152,300
Communications Equipment 3.4%
Cisco Systems, Inc. 105,370 4,465,581
Electronic Equipment, Instruments & Components 2.4%
Insight Enterprises, Inc.* 31,890 1,731,308
TE Connectivity Ltd. 18,765 1,378,477
3,109,785
Entertainment 5.7%
Activision Blizzard, Inc. 38,100 2,428,113
Electronic Arts, Inc.* 33,850 3,867,701
Sea Ltd., ADR-TW* 23,240 1,291,679
7,587,493
Household Durables 2.3%
Sony Corp., ADR-JP 46,800 3,006,900
Interactive Media & Services 10.7%
Alphabet, Inc., Class A* 4,620 6,221,754
Alphabet, Inc., Class C* 1,106 1,491,618
Facebook, Inc., Class A* 31,165 6,379,787
14,093,159
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.* 2,582 6,387,868
IT Services 13.7%
Akamai Technologies, Inc.* 22,315 2,180,399
Booz Allen Hamilton Holding
Corp. 36,400 2,673,216
Euronet Worldwide, Inc.* 28,525 2,617,454
Fiserv, Inc.* 14,000 1,442,840
PayPal Holdings, Inc.* 31,450 3,868,350
Twilio, Inc., Class A* 13,930 1,564,339
Visa, Inc., Class A 21,370 3,819,246
18,165,844
Pharmaceuticals 1.3%
Arvinas, Inc.* 7,500 393,750
Bristol-Myers Squibb Co. 2,800 170,268
Catalent, Inc.* 8,000 553,200
Common Stocks
Shares Value ($)
Pharmaceuticals
Pfizer, Inc. 5,500 210,980
Provention Bio, Inc.*(a) 36,500 417,560
1,745,758
Semiconductors & Semiconductor Equipment 18.0%
Broadcom, Inc. 2,966 805,625
KLA Corp. 14,940 2,451,505
Lam Research Corp. 10,390 2,652,359
Micron Technology, Inc.* 64,900 3,108,061
NVIDIA Corp. 15,510 4,533,263
NXP Semiconductors NV 35,470 3,531,748
QUALCOMM, Inc. 38,930 3,062,623
Texas Instruments, Inc. 31,450 3,650,401
23,795,585
Software 23.2%
Adobe, Inc.* 16,000 5,658,240
Avalara, Inc.* 16,550 1,479,073
DocuSign, Inc.* 14,565 1,525,684
Elastic NV* 16,100 1,032,654
HubSpot, Inc.* 4,350 733,540
Microsoft Corp. 80,750 14,471,208
RingCentral, Inc., Class A* 18,200 4,159,246
ServiceNow, Inc.* 2,950 1,037,043
Varonis Systems, Inc.* 9,050 606,803
30,703,491
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc. 28,350 8,329,230
HP, Inc. 107,510 1,667,480
9,996,710
Total Common Stocks
(cost $52,855,459) 131,210,474
Rights 0.0%
†
Number of
Rights
Pharmaceuticals 0.0%
†
Bristol-Myers Squibb Co.,
CVR, expiring 12/31/2020* 30,000 135,300
Total Rights
(cost $101,713) 135,300
Short-Term Investment 0.6%
Shares
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 759,208 759,208
Total Short-Term Investment
(cost $759,208) 759,208

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard Technology & Science Fund
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $84,552,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $86,442.
(c)(d) 84,552 84,552
Total Repurchase Agreement
(cost $84,552) 84,552
Total Investments
(cost $53,800,932) — 100.0% 132,189,534
Liabilities in excess of other assets — 0.0%
†
(65,728)
NET ASSETS — 100.0%
$ 132,123,806
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $1,228,581, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $759,208 and $84,552, respectively, and
by $467,523 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $1,311,283.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $843,760.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
JP Japan
TW Taiwan
The accompanying notes are an integral part of these financial statements.

Nationwide Diamond Hill Large Cap Concentrated Fund - April 30, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks 95.5%
Shares Value ($)
Aerospace & Defense 2.5%
Raytheon Technologies Corp. 7,423 481,085
Auto Components 3.6%
BorgWarner, Inc. 23,886 682,423
Banks 6.2%
Citigroup, Inc. 24,211 1,175,686
Beverages 5.0%
PepsiCo, Inc. 7,189 951,033
Capital Markets 7.8%
Charles Schwab Corp. (The) 20,732 782,011
KKR & Co., Inc., Class A 27,036 681,578
1,463,589
Diversified Financial Services 5.9%
Berkshire Hathaway, Inc.,
Class B* 5,918 1,108,797
Entertainment 5.7%
Walt Disney Co. (The) 9,855 1,065,818
Food Products 3.7%
Mondelez International, Inc.,
Class A 13,630 701,127
Health Care Equipment & Supplies 8.8%
Abbott Laboratories 18,109 1,667,658
Household Durables 4.1%
NVR, Inc.* 249 771,900
Common Stocks
Shares Value ($)
Household Products 4.3%
Procter & Gamble Co. (The) 6,826 804,581
Insurance 8.9%
American International Group,
Inc. 35,022 890,609
MetLife, Inc. 21,760 785,101
1,675,710
Interactive Media & Services 11.6%
Alphabet, Inc., Class A* 964 1,298,219
Facebook, Inc., Class A* 4,350 890,488
2,188,707
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. 7,513 691,196
Pharmaceuticals 5.0%
Pfizer, Inc. 24,567 942,390
Software 4.7%
Microsoft Corp. 4,897 877,591
Specialty Retail 4.0%
TJX Cos., Inc. (The) 15,498 760,177
Total Investments
(cost $18,013,922) — 95.5% 18,009,468
Other assets in excess of liabilities — 4.5% 845,695
NET ASSETS — 100.0%
$ 18,855,163
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Fund
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 3.4%
Boeing Co. (The) 16,526 2,330,496
Lockheed Martin Corp. 28,447 11,067,590
Northrop Grumman Corp. 26,630 8,805,742
Raytheon Technologies Corp. 174,774 11,327,103
33,530,931
Air Freight & Logistics 0.7%
FedEx Corp. 57,748 7,320,714
Airlines 0.2%
Southwest Airlines Co. 61,708 1,928,375
Banks 2.4%
Bank of America Corp. 755,580 18,171,699
JPMorgan Chase & Co. 52,221 5,000,683
23,172,382
Beverages 1.4%
Coca-Cola Co. (The) 291,031 13,355,413
Biotechnology 1.0%
Incyte Corp.* 8,507 830,794
Regeneron Pharmaceuticals,
Inc.* 2,521 1,325,743
Seattle Genetics, Inc.* 22,560 3,095,909
Vertex Pharmaceuticals, Inc.* 16,552 4,157,862
9,410,308
Building Products 0.4%
Trane Technologies plc 45,986 4,020,096
Capital Markets 3.5%
Apollo Global Management,
Inc. 55,028 2,228,084
Blackstone Group, Inc. (The),
Class A 136,144 7,112,163
Charles Schwab Corp. (The) 78,047 2,943,933
CME Group, Inc. 69,443 12,375,437
Goldman Sachs Group, Inc.
(The) 6,816 1,250,191
S&P Global, Inc. 18,057 5,288,534
TD Ameritrade Holding Corp. 83,835 3,292,200
34,490,542
Chemicals 1.7%
Celanese Corp. 57,092 4,742,632
FMC Corp. 50,204 4,613,748
Linde plc 21,295 3,918,067
PPG Industries, Inc. 41,204 3,742,559
17,017,006
Consumer Finance 0.3%
American Express Co. 33,686 3,073,848
Containers & Packaging 0.9%
Ball Corp. 64,656 4,240,787
Crown Holdings, Inc.* 41,039 2,643,322
International Paper Co. 44,773 1,533,475
8,417,584
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc.,
Class B* 28,469 5,333,952
Equitable Holdings, Inc. 287,518 5,267,330
10,601,282
Common Stocks
Shares Value ($)
Electric Utilities 2.9%
Avangrid , Inc. 27,249 1,171,707
Duke Energy Corp. 73,661 6,236,140
Edison International 42,390 2,488,717
Exelon Corp. 312,728 11,595,954
NRG Energy, Inc. 202,143 6,777,855
28,270,373
Electrical Equipment 0.6%
Emerson Electric Co. 12,910 736,257
Rockwell Automation, Inc. 26,585 5,037,326
5,773,583
Energy Equipment & Services 0.2%
Schlumberger Ltd. 97,934 1,647,250
Entertainment 3.2%
Electronic Arts, Inc.* 38,661 4,417,406
Liberty Media Corp-Liberty
Formula One, Class C* 49,649 1,598,202
Netflix, Inc.* 35,134 14,751,010
Spotify Technology SA* 8,058 1,221,351
Walt Disney Co. (The) 88,922 9,616,914
31,604,883
Equity Real Estate Investment Trusts (REITs) 3.5%
Alexandria Real Estate
Equities, Inc. 32,212 5,060,183
American Tower Corp. 47,034 11,194,092
Boston Properties, Inc. 32,328 3,141,635
Equinix , Inc. 11,978 8,087,546
Prologis, Inc. 73,484 6,556,977
34,040,433
Food & Staples Retailing 0.5%
Kroger Co. (The) 153,904 4,864,906
Food Products 1.4%
Mondelez International, Inc.,
Class A 266,160 13,691,270
Health Care Equipment & Supplies 3.8%
Abbott Laboratories 141,477 13,028,617
Baxter International, Inc. 69,630 6,181,751
Danaher Corp. 52,027 8,504,334
Edwards Lifesciences Corp.* 19,572 4,256,910
IDEXX Laboratories, Inc.* 12,366 3,432,802
Intuitive Surgical, Inc.* 3,315 1,693,567
37,097,981
Health Care Providers & Services 3.2%
Anthem, Inc. 28,265 7,934,834
Centene Corp.* 61,822 4,116,109
HCA Healthcare, Inc. 45,832 5,036,020
McKesson Corp. 20,485 2,893,506
UnitedHealth Group, Inc. 38,052 11,129,068
31,109,537
Hotels, Restaurants & Leisure 0.8%
McDonald's Corp. 39,106 7,334,721
Household Durables 1.0%
DR Horton, Inc. 139,664 6,594,934
Lennar Corp., Class A 64,375 3,223,256
9,818,190

Nationwide Fund - April 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Household Products 2.7%
Procter & Gamble Co. (The) 219,944 25,924,799
Industrial Conglomerates 0.0%
†
3M Co. 1,319 200,383
General Electric Co. 7,924 53,883
254,266
Insurance 2.6%
American International Group,
Inc. 120,273 3,058,542
Athene Holding Ltd., Class A* 121,799 3,288,573
Hartford Financial Services
Group, Inc. (The) 140,150 5,324,299
Marsh & McLennan Cos., Inc. 73,281 7,132,440
Progressive Corp. (The) 78,978 6,104,999
24,908,853
Interactive Media & Services 6.6%
Alphabet, Inc., Class A* 23,654 31,854,842
Facebook, Inc., Class A* 134,507 27,534,928
Match Group, Inc.*(a) 63,151 4,860,101
64,249,871
Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.* 25,894 64,061,756
Booking Holdings, Inc.* 1,728 2,558,425
66,620,181
IT Services 4.7%
FleetCor Technologies, Inc.* 36,537 8,814,551
Global Payments, Inc. 86,723 14,397,752
PayPal Holdings, Inc.* 57,604 7,085,292
VeriSign, Inc.* 4,518 946,476
Visa, Inc., Class A 80,823 14,444,687
45,688,758
Life Sciences Tools & Services 1.1%
Illumina, Inc.* 3,529 1,125,857
Thermo Fisher Scientific, Inc. 29,477 9,865,362
10,991,219
Machinery 1.8%
Dover Corp. 22,719 2,127,634
Fortive Corp. 86,846 5,558,144
Illinois Tool Works, Inc. 3,713 603,362
Ingersoll Rand, Inc.* 178,694 5,196,422
Parker-Hannifin Corp. 7,091 1,121,229
Stanley Black & Decker, Inc. 11,979 1,320,086
Westinghouse Air Brake
Technologies Corp.(a) 31,960 1,803,183
17,730,060
Media 2.6%
Charter Communications, Inc.,
Class A* 42,674 21,133,445
Omnicom Group, Inc. 76,161 4,343,462
25,476,907
Multiline Retail 1.3%
Dollar General Corp. 72,521 12,712,931
Multi-Utilities 1.3%
Ameren Corp. 39,666 2,885,701
National Grid plc, ADR-UK 35,928 2,103,944
Common Stocks
Shares Value ($)
Multi-Utilities
Sempra Energy 62,386 7,726,506
12,716,151
Oil, Gas & Consumable Fuels 2.8%
BP plc, ADR-UK 66,979 1,594,100
Chevron Corp. 81,297 7,479,324
Concho Resources, Inc. 18,007 1,021,357
Diamondback Energy, Inc. 22,518 980,434
Exxon Mobil Corp. 184,105 8,555,359
Marathon Petroleum Corp. 95,506 3,063,833
Noble Energy, Inc. 99,936 980,372
Pioneer Natural Resources
Co. 11,948 1,067,076
TC Energy Corp. 64,875 3,007,605
27,749,460
Pharmaceuticals 6.1%
AstraZeneca plc, ADR-UK 343,463 17,956,246
Eli Lilly & Co. 109,793 16,978,390
Pfizer, Inc. 640,218 24,558,762
59,493,398
Professional Services 0.4%
Equifax, Inc. 17,720 2,461,308
IHS Markit Ltd. 28,089 1,890,390
4,351,698
Road & Rail 1.9%
JB Hunt Transport Services,
Inc. 85,136 8,608,952
Norfolk Southern Corp. 15,132 2,589,085
Uber Technologies, Inc.* 239,744 7,257,051
18,455,088
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.* 166,308 8,712,876
Intel Corp. 42,806 2,567,504
KLA Corp. 31,232 5,124,859
Marvell Technology Group Ltd. 251,105 6,714,548
Micron Technology, Inc.* 121,187 5,803,645
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 83,721 4,448,097
Texas Instruments, Inc. 70,405 8,171,908
41,543,437
Software 8.1%
Adobe, Inc.* 8,765 3,099,655
Microsoft Corp. 292,184 52,362,295
salesforce.com, Inc.* 52,065 8,431,927
ServiceNow , Inc.* 9,504 3,341,036
Slack Technologies, Inc., Class
A* 44,369 1,184,209
Splunk , Inc.* 13,676 1,919,563
SS&C Technologies Holdings,
Inc. 98,172 5,415,167
Workday, Inc., Class A* 23,065 3,549,703
79,303,555
Specialty Retail 1.4%
AutoZone, Inc.* 4,590 4,683,269
TJX Cos., Inc. (The) 186,983 9,171,516
13,854,785

30 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. 169,551 49,814,084
Total Common Stocks
(cost $829,065,415) 973,431,109
Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 4,568,721 4,568,721
Total Short-Term Investment
(cost $4,568,721) 4,568,721
Repurchase Agreement 0.1%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $508,814,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $520,186.
(c)(d) 508,814 508,814
Total Repurchase Agreement
(cost $508,814) 508,814
Total Investments
(cost $834,142,950) — 100.3% 978,508,644
Liabilities in excess of other assets — (0.3)% (2,931,618)
NET ASSETS — 100.0%
$ 975,577,026
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $4,917,532, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $4,568,721 and $508,814,
respectively, and by $116,102 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $5,193,637.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $5,077,535.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks 96.8%
Shares Value ($)
Aerospace & Defense 0.7%
Axon Enterprise, Inc.* 33,931 2,467,123
HEICO Corp., Class A 18,987 1,373,330
3,840,453
Banks 1.5%
Signature Bank 72,484 7,768,835
Building Products 0.6%
Fortune Brands Home &
Security, Inc. 64,271 3,097,862
Capital Markets 3.7%
Intercontinental Exchange, Inc. 140,472 12,565,220
Raymond James Financial,
Inc. 93,051 6,133,922
18,699,142
Commercial Services & Supplies 3.3%
Copart , Inc.* 208,464 16,700,051
Distributors 2.7%
Pool Corp. 64,065 13,559,998
Diversified Consumer Services 3.0%
frontdoor , Inc.* 196,162 7,593,431
Grand Canyon Education,
Inc.* 90,139 7,753,757
15,347,188
Electronic Equipment, Instruments & Components 8.4%
Amphenol Corp., Class A 146,401 12,921,352
Cognex Corp. 91,354 5,046,395
Keysight Technologies, Inc.* 113,669 10,999,749
National Instruments Corp. 235,548 9,049,754
Trimble, Inc.* 144,076 4,989,352
43,006,602
Health Care Equipment & Supplies 14.2%
ABIOMED, Inc.* 46,562 8,904,982
Align Technology, Inc.* 29,783 6,398,878
Cooper Cos., Inc. (The) 26,205 7,512,974
IDEXX Laboratories, Inc.* 54,563 15,146,689
Masimo Corp.* 44,153 9,444,768
STERIS plc 83,854 11,949,195
Teleflex, Inc. 29,953 10,046,236
Varian Medical Systems, Inc.* 25,490 2,915,546
72,319,268
Health Care Providers & Services 1.4%
HealthEquity , Inc.* 123,980 6,976,355
Hotels, Restaurants & Leisure 0.9%
Texas Roadhouse, Inc. 102,097 4,807,748
Household Products 2.5%
Church & Dwight Co., Inc. 179,278 12,547,667
Industrial Conglomerates 2.3%
Roper Technologies, Inc. 35,042 11,950,373
IT Services 13.1%
Broadridge Financial
Solutions, Inc. 126,222 14,641,752
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 55,397 12,236,643
Fiserv, Inc.* 156,996 16,180,008
Gartner, Inc.* 66,064 7,849,064
Global Payments, Inc. 94,321 15,659,172
66,566,639
Leisure Products 0.9%
Hasbro, Inc. 66,533 4,804,348
Life Sciences Tools & Services 0.7%
Repligen Corp.* 31,766 3,689,621
Machinery 2.3%
IDEX Corp. 75,567 11,609,358
Professional Services 6.9%
CoStar Group, Inc.* 32,362 20,978,990
Verisk Analytics, Inc. 92,408 14,122,715
35,101,705
Road & Rail 0.8%
JB Hunt Transport Services,
Inc. 42,415 4,289,005
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.(a) 52,614 4,615,826
Software 17.2%
ANSYS, Inc.* 62,269 16,303,892
Blackline, Inc.* 136,131 8,268,597
HubSpot , Inc.* 52,048 8,776,854
Intuit, Inc. 63,214 17,055,769
RealPage , Inc.* 190,899 12,311,077
SS&C Technologies Holdings,
Inc. 158,173 8,724,823
Tyler Technologies, Inc.* 50,187 16,094,469
87,535,481
Specialty Retail 6.7%
Burlington Stores, Inc.* 69,770 12,746,281
O'Reilly Automotive, Inc.* 37,725 14,574,677
Ulta Beauty, Inc.* 31,758 6,920,703
34,241,661
Textiles, Apparel & Luxury Goods 0.8%
Carter's, Inc. 49,552 3,874,967
Trading Companies & Distributors 1.3%
Watsco , Inc. 41,640 6,703,624
Total Investments
(cost $337,078,079) — 96.8% 493,653,777
Other assets in excess of liabilities — 3.2% 16,238,926
NET ASSETS — 100.0%
$ 509,892,703
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $5,979,852, which was collateralized by $6,456,482 in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% - 4.38%, and maturity dates
ranging from 6/4/2020 – 5/15/2049.
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Long/Short Equity Fund
Long Positions — 98.9%
Common Stocks -98.9%
Shares
Value
($)
Banks 5.6%
JPMorgan Chase & Co. 4,889 468,171
US Bancorp 7,390 269,735
Wells Fargo & Co. 11,970 347,728
1,085,634
Beverages 2.0%
Coca-Cola Co. (The) 8,260 379,051
Biotechnology 4.4%
AbbVie, Inc. 5,031 413,548
Amgen, Inc. 1,845 441,361
854,909
Capital Markets 2.0%
S&P Global, Inc. 1,321 386,894
Chemicals 4.6%
Ecolab, Inc. 2,055 397,643
Sherwin-Williams Co. (The) 936 502,042
899,685
Communications Equipment 3.2%
Cisco Systems, Inc. 14,660 621,291
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc. * 2,437 209,631
Diversified Telecommunication Services 3.7%
AT&T, Inc. 23,318 710,499
Electronic Equipment, Instruments & Components 0.9%
Littelfuse , Inc. 1,173 170,367
Health Care Equipment & Supplies 5.3%
Align Technology, Inc. * 1,493 320,771
Masimo Corp. * 3,295 704,834
1,025,605
Health Care Providers & Services 3.5%
BioTelemetry , Inc. * 7,953 371,484
UnitedHealth Group, Inc. 1,076 314,698
686,182
Hotels, Restaurants & Leisure 1.4%
Starbucks Corp. 3,541 271,701
Insurance 1.1%
Primerica, Inc. 2,130 221,328
Interactive Media & Services 2.8%
Alphabet, Inc., Class A * 133 179,111
Facebook, Inc., Class A * 1,820 372,572
551,683
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc. * 204 504,696
IT Services 14.9%
Broadridge Financial Solutions, Inc. 2,972 344,752
EPAM Systems, Inc. * 1,696 374,629
Fiserv, Inc. * 4,836 498,398
FleetCor Technologies, Inc. * 1,093 263,686
Global Payments, Inc. 2,129 353,457
International Business Machines
Corp. 3,348 420,375
Long Positions
Common Stocks
Shares
Value
($)
IT Services
Mastercard , Inc., Class A 2,341 643,705
2,899,002
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp. 7,370 678,040
Royal Dutch Shell plc, Class B,
ADR-NL 15,435 493,457
1,171,497
Pharmaceuticals 5.0%
Pfizer, Inc. 11,451 439,260
Zoetis, Inc. 4,108 531,206
970,466
Professional Services 2.3%
Verisk Analytics, Inc. 2,853 436,024
Real Estate Management & Development 1.8%
CBRE Group, Inc., Class A * 8,019 344,256
Road & Rail 1.9%
CSX Corp. 5,548 367,444
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc. 1,589 431,604
ON Semiconductor Corp. * 13,352 214,233
645,837
Software 5.6%
Microsoft Corp. 1,620 290,320
Paycom Software, Inc. * 2,076 541,878
Trade Desk, Inc. (The), Class A * 860 251,619
1,083,817
Specialty Retail 5.4%
Five Below, Inc. * 2,950 265,972
Floor & Decor Holdings, Inc., Class
A * 7,577 321,265
Home Depot, Inc. (The) 2,083 457,906
1,045,143
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. 2,969 872,292
Tobacco 4.0%
Philip Morris International, Inc. 10,452 779,719
Total Common Stocks
(cost $17,027,219) 19,194,653
Total Investments
(cost $17,027,219) — 98.9% 19,194,653
Other assets in excess of liabilities — 1.1% 207,219
NET ASSETS — 100.0%
$ 19,401,872
Short Positions -49.2%
Common Stocks 8.6%
Auto Components 1.2%
Dorman Products, Inc. * 3,600 227,088
Automobiles 1.3%
Harley-Davidson, Inc. 11,400 248,862

Nationwide Long/Short Equity Fund - April 30, 2020 (Unaudited) - Statement of Investments - 33
Short Positions
Common Stocks
Shares
Value
($)
Electronic Equipment, Instruments & Components 0.4%
Novanta , Inc. * 1,000 86,890
Health Care Equipment & Supplies 1.2%
Cantel Medical Corp. 6,200 229,400
Health Care Providers & Services 1.1%
HealthEquity , Inc. * 3,800 213,826
Independent Power and Renewable Electricity Producers
1.0%
Ormat Technologies, Inc. 3,000 187,230
Machinery 1.2%
Snap-on, Inc. 1,800 234,522
Textiles, Apparel & Luxury Goods 1.2%
Canada Goose Holdings, Inc. * 9,700 231,345
Total Common Stocks
(proceeds $1,640,988) 1,659,163
Exchange Traded Funds 40.6%
Shares Value ($)
Equity Funds  40.6%
iShares Russell 2000 ETF 33,015 4,302,185
SPDR S&P 500 ETF Trust 12,290 3,569,999
7,872,184
Total Exchange Traded Funds
(proceeds $7,043,133) 7,872,184
TOTAL SECURITIES SOLD SHORT
(proceeds $8,684,121) -49.2% 9,531,347
* Denotes a non-income producing security.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.6%
Boeing Co. (The) 63,275 8,923,040
Air Freight & Logistics 3.2%
Expeditors International of
Washington, Inc. 149,212 10,684,325
Beverages 4.4%
Monster Beverage Corp.* 237,417 14,674,745
Biotechnology 6.4%
Amgen, Inc. 10,333 2,471,860
BioMarin Pharmaceutical, Inc.* 60,279 5,546,874
Regeneron Pharmaceuticals,
Inc.* 26,009 13,677,613
21,696,347
Capital Markets 5.3%
FactSet Research Systems,
Inc. 20,873 5,740,075
MSCI, Inc. 17,619 5,761,413
SEI Investments Co. 127,935 6,519,568
18,021,056
Communications Equipment 2.0%
Cisco Systems, Inc. 156,326 6,625,096
Energy Equipment & Services 0.8%
Schlumberger Ltd. 158,836 2,671,621
Health Care Equipment & Supplies 1.4%
Intuitive Surgical, Inc.* 5,937 3,033,094
Varian Medical Systems, Inc.* 15,299 1,749,900
4,782,994
Health Care Technology 2.2%
Cerner Corp. 106,471 7,388,023
Hotels, Restaurants & Leisure 5.9%
Starbucks Corp. 79,835 6,125,740
Yum China Holdings, Inc. 201,566 9,767,888
Yum! Brands, Inc. 44,963 3,886,152
19,779,780
Household Products 1.3%
Colgate-Palmolive Co. 63,605 4,469,523
Interactive Media & Services 10.2%
Alphabet, Inc., Class A* 5,898 7,942,837
Alphabet, Inc., Class C* 5,905 7,963,837
Facebook, Inc., Class A* 89,756 18,373,951
34,280,625
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 13.5%
Alibaba Group Holding Ltd.,
ADR-CN* 94,367 19,125,360
Amazon.com, Inc.* 10,639 26,320,886
45,446,246
IT Services 5.7%
Automatic Data Processing,
Inc. 18,855 2,765,840
Visa, Inc., Class A 92,004 16,442,955
19,208,795
Life Sciences Tools & Services 1.6%
Illumina, Inc.* 16,914 5,396,073
Machinery 2.4%
Deere & Co. 56,734 8,229,834
Pharmaceuticals 6.1%
Novartis AG, ADR-CH 68,708 5,821,629
Novo Nordisk A/S, ADR-DK 54,681 3,462,948
Roche Holding AG, ADR-CH 263,668 11,461,648
20,746,225
Semiconductors & Semiconductor Equipment 5.8%
NVIDIA Corp. 44,981 13,147,047
QUALCOMM, Inc. 80,757 6,353,153
19,500,200
Software 16.9%
Autodesk, Inc.* 82,396 15,418,763
Microsoft Corp. 55,685 9,979,309
Oracle Corp. 275,339 14,584,707
salesforce.com, Inc.* 55,554 8,996,970
Workday, Inc., Class A* 53,153 8,180,247
57,159,996
Textiles, Apparel & Luxury Goods 1.4%
Under Armour , Inc., Class A* 465,761 4,853,230
Total Investments
(cost $273,890,267) — 99.1% 334,537,774
Other assets in excess of liabilities — 0.9% 3,008,696
NET ASSETS — 100.0%
$ 337,546,470
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China
The accompanying notes are an integral part of these financial statements.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - April 30, 2020 (Unaudited) - Statement
of Investments - 35
Common Stocks 84.9%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The) 19,150 2,700,533
General Dynamics Corp. 8,455 1,104,392
Howmet Aerospace, Inc. 13,628 178,118
Huntington Ingalls Industries,
Inc. 1,465 280,416
L3Harris Technologies, Inc. 7,947 1,539,334
Lockheed Martin Corp. 8,900 3,462,634
Northrop Grumman Corp. 5,624 1,859,688
Raytheon Technologies Corp. 52,577 3,407,515
Textron, Inc. 8,101 213,542
TransDigm Group, Inc. 1,796 652,092
15,398,264
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 4,793 339,824
Expeditors International of
Washington, Inc. 6,065 434,284
FedEx Corp. 8,658 1,097,575
United Parcel Service, Inc.,
Class B 25,129 2,378,711
4,250,394
Airlines 0.2%
Alaska Air Group, Inc. 4,330 140,812
American Airlines Group, Inc.
(a) 14,030 168,500
Delta Air Lines, Inc. 20,388 528,253
Southwest Airlines Co. 17,146 535,812
United Airlines Holdings, Inc.* 7,834 231,730
1,605,107
Auto Components 0.1%
Aptiv plc 9,082 631,653
BorgWarner, Inc. 7,256 207,304
838,957
Automobiles 0.2%
Ford Motor Co. 139,215 708,604
General Motors Co. 44,613 994,424
Harley-Davidson, Inc.(a) 5,588 121,986
1,825,014
Banks 3.4%
Bank of America Corp. 290,421 6,984,625
Citigroup, Inc. 78,205 3,797,635
Citizens Financial Group, Inc. 15,822 354,255
Comerica, Inc. 5,257 183,259
Fifth Third Bancorp 25,897 484,015
First Republic Bank 5,966 622,194
Huntington Bancshares, Inc. 36,815 340,171
JPMorgan Chase & Co. 112,558 10,778,554
KeyCorp 35,575 414,449
M&T Bank Corp. 4,723 529,354
People's United Financial, Inc. 15,792 200,400
PNC Financial Services
Group, Inc. (The) 15,782 1,683,466
Regions Financial Corp. 35,388 380,421
SVB Financial Group* 1,815 350,604
Truist Financial Corp. 48,227 1,799,832
US Bancorp 51,065 1,863,872
Wells Fargo & Co. 137,848 4,004,484
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,250 197,562
34,969,152
Beverages 1.5%
Brown-Forman Corp., Class B 6,401 398,142
Coca-Cola Co. (The) 138,414 6,351,818
Constellation Brands, Inc.,
Class A 6,040 994,728
Molson Coors Beverage Co.,
Class B 6,607 270,953
Monster Beverage Corp.* 13,669 844,881
PepsiCo, Inc. 50,052 6,621,379
15,481,901
Biotechnology 2.0%
AbbVie, Inc. 52,980 4,354,956
Alexion Pharmaceuticals, Inc.* 7,923 851,485
Amgen, Inc. 21,277 5,089,884
Biogen, Inc.* 6,534 1,939,487
Gilead Sciences, Inc. 45,351 3,809,484
Incyte Corp.* 6,332 618,383
Regeneron Pharmaceuticals,
Inc.* 2,881 1,515,060
Vertex Pharmaceuticals, Inc.* 9,225 2,317,320
20,496,059
Building Products 0.3%
Allegion plc 3,318 333,592
AO Smith Corp. 4,908 208,001
Carrier Global Corp.* 29,127 515,839
Fortune Brands Home &
Security, Inc. 4,950 238,590
Johnson Controls International
plc 27,310 794,994
Masco Corp. 10,246 420,496
Trane Technologies plc 8,481 741,409
3,252,921
Capital Markets 2.2%
Ameriprise Financial, Inc. 4,629 532,057
Bank of New York Mellon
Corp. (The) 28,906 1,085,131
BlackRock, Inc. 4,252 2,134,674
Cboe Global Markets, Inc. 3,967 394,240
Charles Schwab Corp. (The) 41,103 1,550,405
CME Group, Inc. 12,870 2,293,563
E*TRADE Financial Corp. 8,319 337,835
Franklin Resources, Inc. 9,950 187,458
Goldman Sachs Group, Inc.
(The) 11,449 2,099,976
Intercontinental Exchange, Inc. 20,094 1,797,408
Invesco Ltd. 13,723 118,292
MarketAxess Holdings, Inc. 1,370 623,364
Moody's Corp. 5,839 1,424,132
Morgan Stanley 41,585 1,639,697
MSCI, Inc. 3,004 982,308
Nasdaq, Inc. 4,119 451,731
Northern Trust Corp. 7,593 601,062
Raymond James Financial,
Inc. 4,688 309,033
S&P Global, Inc. 8,778 2,570,901
State Street Corp. 13,163 829,795

36 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,322 962,273
22,925,335
Chemicals 1.5%
Air Products & Chemicals, Inc. 7,951 1,793,587
Albemarle Corp.(a) 3,761 231,038
Celanese Corp. 4,360 362,185
CF Industries Holdings, Inc. 8,337 229,267
Corteva , Inc. 26,555 695,475
Dow, Inc. 26,277 964,103
DuPont de Nemours, Inc. 26,678 1,254,400
Eastman Chemical Co. 4,852 293,595
Ecolab, Inc. 9,044 1,750,014
FMC Corp. 4,634 425,865
International Flavors &
Fragrances, Inc.(a) 3,788 496,342
Linde plc 19,259 3,543,463
LyondellBasell Industries NV,
Class A 9,127 528,910
Mosaic Co. (The) 13,836 159,252
PPG Industries, Inc. 8,526 774,417
Sherwin-Williams Co. (The) 2,963 1,589,264
15,091,177
Commercial Services & Supplies 0.3%
Cintas Corp. 3,022 670,370
Copart , Inc.* 7,371 590,491
Republic Services, Inc. 7,507 588,098
Rollins, Inc. 4,974 198,960
Waste Management, Inc. 14,078 1,408,082
3,456,001
Communications Equipment 0.8%
Arista Networks, Inc.* 1,914 419,740
Cisco Systems, Inc. 151,928 6,438,709
F5 Networks, Inc.* 2,115 294,535
Juniper Networks, Inc. 12,301 265,701
Motorola Solutions, Inc. 6,164 886,445
8,305,130
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 4,813 398,276
Quanta Services, Inc. 5,668 206,088
604,364
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,195 417,555
Vulcan Materials Co. 4,657 526,101
943,656
Consumer Finance 0.4%
American Express Co. 24,099 2,199,034
Capital One Financial Corp. 16,537 1,070,936
Discover Financial Services 11,244 483,154
Synchrony Financial 21,639 428,236
4,181,360
Containers & Packaging 0.3%
Amcor plc 57,621 516,860
Avery Dennison Corp. 2,962 326,975
Ball Corp. 11,770 771,994
International Paper Co. 13,863 474,808
Packaging Corp. of America 3,330 321,845
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 5,477 156,587
Westrock Co. 9,050 291,320
2,860,389
Distributors 0.1%
Genuine Parts Co. 5,181 410,750
LKQ Corp.* 10,866 284,146
694,896
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 7,137 118,831
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 70,189 13,150,611
Diversified Telecommunication Services 1.7%
AT&T, Inc. 262,029 7,984,024
CenturyLink, Inc. 35,021 371,923
Verizon Communications, Inc. 148,431 8,527,361
16,883,308
Electric Utilities 1.7%
Alliant Energy Corp. 8,438 409,665
American Electric Power Co.,
Inc. 17,816 1,480,688
Duke Energy Corp. 26,294 2,226,050
Edison International 12,678 744,325
Entergy Corp. 7,277 695,026
Evergy , Inc. 8,296 484,735
Eversource Energy 11,675 942,173
Exelon Corp. 35,062 1,300,099
FirstEnergy Corp. 19,484 804,105
NextEra Energy, Inc. 17,511 4,047,142
NRG Energy, Inc. 8,910 298,752
Pinnacle West Capital Corp. 3,993 307,421
PPL Corp. 27,694 703,982
Southern Co. (The) 37,818 2,145,415
Xcel Energy, Inc. 18,911 1,201,983
17,791,561
Electrical Equipment 0.4%
AMETEK, Inc. 8,065 676,411
Eaton Corp. plc 14,915 1,245,402
Emerson Electric Co. 21,791 1,242,741
Rockwell Automation, Inc. 4,170 790,132
3,954,686
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A 10,695 943,941
CDW Corp. 5,120 567,296
Corning, Inc. 27,132 597,175
FLIR Systems, Inc. 4,770 207,018
IPG Photonics Corp.* 1,271 164,378
Keysight Technologies, Inc.* 6,635 642,069
TE Connectivity Ltd. 11,925 876,011
Zebra Technologies Corp.,
Class A* 1,988 456,564
4,454,452
Energy Equipment & Services 0.2%
Baker Hughes Co. 22,915 319,664
Halliburton Co. 31,064 326,172
Helmerich & Payne, Inc. 3,849 76,095

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - April 30, 2020 (Unaudited) - Statement
of Investments - 37
Common Stocks
Shares Value ($)
Energy Equipment & Services
National Oilwell Varco, Inc. 13,726 173,497
Schlumberger Ltd. 49,161 826,888
TechnipFMC plc 14,875 132,536
1,854,852
Entertainment 1.7%
Activision Blizzard, Inc. 27,708 1,765,831
Electronic Arts, Inc.* 10,508 1,200,644
Live Nation Entertainment,
Inc.* 5,227 234,535
Netflix, Inc.* 15,696 6,589,966
Take-Two Interactive Software,
Inc.* 4,019 486,500
Walt Disney Co. (The) 64,659 6,992,871
17,270,347
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,432 696,223
American Tower Corp. 15,877 3,778,726
Apartment Investment &
Management Co., Class A 5,269 198,483
AvalonBay Communities, Inc. 5,036 820,616
Boston Properties, Inc. 5,094 495,035
Crown Castle International
Corp. 14,997 2,390,972
Digital Realty Trust, Inc. 9,439 1,411,036
Duke Realty Corp. 13,307 461,753
Equinix , Inc. 3,075 2,076,240
Equity Residential 12,587 818,910
Essex Property Trust, Inc. 2,330 568,753
Extra Space Storage, Inc. 4,588 404,845
Federal Realty Investment
Trust 2,469 205,594
Healthpeak Properties, Inc. 17,418 455,306
Host Hotels & Resorts, Inc. 25,780 317,352
Iron Mountain, Inc. 10,151 245,451
Kimco Realty Corp. 15,014 163,803
Mid-America Apartment
Communities, Inc. 4,046 452,828
Prologis, Inc. 26,482 2,362,989
Public Storage 5,476 1,015,524
Realty Income Corp. 12,360 678,811
Regency Centers Corp. 5,893 258,762
SBA Communications Corp. 4,053 1,175,046
Simon Property Group, Inc. 11,071 739,211
SL Green Realty Corp. 2,935 155,702
UDR, Inc. 10,390 389,313
Ventas, Inc. 13,163 425,823
Vornado Realty Trust 5,641 247,188
Welltower , Inc. 14,783 757,333
Weyerhaeuser Co. 26,409 577,565
24,745,193
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 15,827 4,795,581
Kroger Co. (The) 28,823 911,095
Sysco Corp. 18,411 1,035,987
Walgreens Boots Alliance, Inc. 26,877 1,163,505
Walmart, Inc. 50,807 6,175,591
14,081,759
Common Stocks
Shares Value ($)
Food Products 1.0%
Archer-Daniels-Midland Co. 19,658 730,098
Campbell Soup Co. 6,015 300,630
Conagra Brands, Inc. 17,577 587,775
General Mills, Inc. 21,793 1,305,183
Hershey Co. (The) 5,282 699,495
Hormel Foods Corp. 9,765 457,490
JM Smucker Co. (The) 4,052 465,615
Kellogg Co. 8,791 575,810
Kraft Heinz Co. (The) 22,060 669,080
Lamb Weston Holdings, Inc. 5,146 315,759
McCormick & Co., Inc.
(Non-Voting) 4,363 684,293
Mondelez International, Inc.,
Class A 51,634 2,656,053
Tyson Foods, Inc., Class A 10,781 670,470
10,117,751
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,199 428,172
Health Care Equipment & Supplies 3.2%
Abbott Laboratories 63,312 5,830,402
ABIOMED, Inc.* 1,596 305,235
Align Technology, Inc.* 2,571 552,379
Baxter International, Inc. 18,351 1,629,202
Becton Dickinson and Co. 9,700 2,449,541
Boston Scientific Corp.* 50,095 1,877,561
Cooper Cos., Inc. (The) 1,769 507,172
Danaher Corp. 22,919 3,746,340
Dentsply Sirona, Inc. 8,007 339,817
Edwards Lifesciences Corp.* 7,521 1,635,817
Hologic , Inc.* 9,462 474,046
IDEXX Laboratories, Inc.* 3,051 846,958
Intuitive Surgical, Inc.* 4,168 2,129,348
Medtronic plc 48,018 4,687,997
ResMed , Inc. 5,095 791,355
STERIS plc 3,129 445,883
Stryker Corp. 11,611 2,164,639
Teleflex, Inc. 1,639 549,721
Varian Medical Systems, Inc.* 3,203 366,359
Zimmer Biomet Holdings, Inc. 7,417 887,815
32,217,587
Health Care Providers & Services 2.5%
AmerisourceBergen Corp. 5,385 482,819
Anthem, Inc. 9,108 2,556,889
Cardinal Health, Inc. 10,575 523,251
Centene Corp.* 21,003 1,398,380
Cigna Corp. 13,410 2,625,410
CVS Health Corp. 46,648 2,871,184
DaVita, Inc.* 3,337 263,656
HCA Healthcare, Inc. 9,447 1,038,036
Henry Schein, Inc.* 5,215 284,530
Humana, Inc. 4,761 1,817,845
Laboratory Corp. of America
Holdings* 3,466 569,984
McKesson Corp. 5,926 837,048
Quest Diagnostics, Inc. 4,783 526,656
UnitedHealth Group, Inc. 33,983 9,939,008

38 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 2,887 305,127
26,039,823
Health Care Technology 0.1%
Cerner Corp. 11,288 783,274
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.(a) 17,051 271,111
Chipotle Mexican Grill, Inc.* 922 810,023
Darden Restaurants, Inc. 4,743 349,986
Hilton Worldwide Holdings,
Inc. 10,132 767,094
Las Vegas Sands Corp. 12,352 593,143
Marriott International, Inc.,
Class A 9,709 882,937
McDonald's Corp. 26,975 5,059,431
MGM Resorts International 18,496 311,288
Norwegian Cruise Line
Holdings Ltd.* 7,584 124,378
Royal Caribbean Cruises Ltd. 6,094 285,016
Starbucks Corp. 42,399 3,253,275
Wynn Resorts Ltd. 3,378 288,920
Yum! Brands, Inc. 10,747 928,863
13,925,465
Household Durables 0.3%
DR Horton, Inc. 11,907 562,248
Garmin Ltd. 5,156 418,461
Leggett & Platt, Inc. 4,625 162,476
Lennar Corp., Class A 9,848 493,089
Mohawk Industries, Inc.* 2,123 186,230
Newell Brands, Inc. 13,517 187,616
NVR, Inc.* 121 375,100
PulteGroup, Inc. 9,066 256,296
Whirlpool Corp. 2,259 252,421
2,893,937
Household Products 1.6%
Church & Dwight Co., Inc. 8,763 613,322
Clorox Co. (The) 4,447 829,099
Colgate-Palmolive Co. 30,743 2,160,311
Kimberly-Clark Corp. 12,368 1,712,721
Procter & Gamble Co. (The) 89,443 10,542,646
15,858,099
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 23,351 309,401
Industrial Conglomerates 1.0%
3M Co. 20,618 3,132,286
General Electric Co. 313,611 2,132,555
Honeywell International, Inc. 25,617 3,635,052
Roper Technologies, Inc. 3,753 1,279,886
10,179,779
Insurance 1.6%
Aflac, Inc. 26,233 976,917
Allstate Corp. (The) 11,664 1,186,462
American International Group,
Inc. 30,874 785,126
Aon plc 8,449 1,458,889
Arthur J Gallagher & Co. 6,599 518,021
Common Stocks
Shares Value ($)
Insurance
Assurant, Inc. 2,361 250,833
Chubb Ltd. 16,282 1,758,619
Cincinnati Financial Corp. 5,387 354,465
Everest Re Group Ltd. 1,448 250,692
Globe Life, Inc. 3,530 290,660
Hartford Financial Services
Group, Inc. (The) 12,705 482,663
Lincoln National Corp. 7,041 249,744
Loews Corp. 9,181 318,213
Marsh & McLennan Cos., Inc. 18,207 1,772,087
MetLife, Inc. 28,420 1,025,394
Principal Financial Group, Inc. 9,199 334,936
Progressive Corp. (The) 21,087 1,630,025
Prudential Financial, Inc. 14,502 904,490
Travelers Cos., Inc. (The) 9,250 936,192
Unum Group 7,439 129,811
Willis Towers Watson plc 4,634 826,196
WR Berkley Corp. 5,387 290,898
16,731,333
Interactive Media & Services 4.6%
Alphabet, Inc., Class A* 10,751 14,478,372
Alphabet, Inc., Class C* 10,725 14,464,378
Facebook, Inc., Class A* 86,301 17,666,678
Twitter, Inc.* 27,429 786,664
47,396,092
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 14,942 36,966,508
Booking Holdings, Inc.* 1,504 2,226,777
eBay, Inc. 27,943 1,112,970
Expedia Group, Inc. 4,947 351,138
40,657,393
IT Services 4.8%
Accenture plc, Class A 22,765 4,215,850
Akamai Technologies, Inc.* 5,854 571,994
Alliance Data Systems Corp. 1,467 73,453
Automatic Data Processing,
Inc. 15,541 2,279,709
Broadridge Financial
Solutions, Inc. 4,034 467,944
Cognizant Technology
Solutions Corp., Class A 19,619 1,138,295
DXC Technology Co. 9,387 170,186
Fidelity National Information
Services, Inc. 22,066 2,910,285
Fiserv, Inc.* 20,599 2,122,933
FleetCor Technologies, Inc.* 3,129 754,871
Gartner, Inc.* 3,216 382,093
Global Payments, Inc. 10,839 1,799,491
International Business
Machines Corp. 31,747 3,986,153
Jack Henry & Associates, Inc. 2,720 444,856
Leidos Holdings, Inc. 4,798 474,090
Mastercard , Inc., Class A 31,842 8,755,595
Paychex, Inc. 11,519 789,282
PayPal Holdings, Inc.* 42,067 5,174,241
VeriSign, Inc.* 3,694 773,856
Visa, Inc., Class A 61,397 10,972,872

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - April 30, 2020 (Unaudited) - Statement
of Investments - 39
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 15,063 287,252
48,545,301
Leisure Products 0.0%
†
Hasbro, Inc. 4,474 323,068
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. 11,298 866,105
Illumina, Inc.* 5,302 1,691,497
IQVIA Holdings, Inc.* 6,436 917,709
Mettler -Toledo International,
Inc.* 870 626,348
PerkinElmer, Inc. 3,951 357,684
Thermo Fisher Scientific, Inc. 14,367 4,808,347
Waters Corp.* 2,371 443,377
9,711,067
Machinery 1.3%
Caterpillar, Inc. 19,849 2,310,027
Cummins, Inc. 5,574 911,349
Deere & Co. 11,357 1,647,447
Dover Corp. 5,159 483,140
Flowserve Corp. 4,612 129,920
Fortive Corp. 10,468 669,952
IDEX Corp. 2,679 411,575
Illinois Tool Works, Inc. 10,554 1,715,025
Ingersoll Rand, Inc.* 12,604 366,524
Otis Worldwide Corp.* 14,563 741,402
PACCAR, Inc. 12,474 863,575
Parker-Hannifin Corp. 4,633 732,570
Pentair plc 5,910 204,427
Snap-on, Inc. 1,939 252,632
Stanley Black & Decker, Inc. 5,553 611,941
Westinghouse Air Brake
Technologies Corp. 6,433 362,950
Xylem, Inc. 6,426 462,029
12,876,485
Media 1.1%
Charter Communications, Inc.,
Class A* 5,630 2,788,145
Comcast Corp., Class A 162,565 6,117,321
Discovery, Inc., Class A*(a) 5,558 124,611
Discovery, Inc., Class C* 12,196 248,920
DISH Network Corp., Class A* 8,920 223,134
Fox Corp., Class A 12,467 322,521
Fox Corp., Class B 5,740 146,715
Interpublic Group of Cos., Inc.
(The) 13,623 231,318
News Corp., Class A 13,567 134,449
News Corp., Class B 4,198 42,903
Omnicom Group, Inc.(a) 7,650 436,279
ViacomCBS , Inc. 19,060 328,976
11,145,292
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 50,985 450,197
Newmont Corp. 29,477 1,753,292
Nucor Corp. 10,752 442,875
2,646,364
Multiline Retail 0.4%
Dollar General Corp. 9,108 1,596,632
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 8,359 665,962
Kohl's Corp. 5,598 103,339
Nordstrom, Inc.(a) 3,762 70,650
Target Corp. 18,181 1,995,183
4,431,766
Multi-Utilities 0.9%
Ameren Corp. 8,881 646,093
CenterPoint Energy, Inc. 17,817 303,423
CMS Energy Corp. 10,065 574,611
Consolidated Edison, Inc. 11,988 944,654
Dominion Energy, Inc. 29,686 2,289,681
DTE Energy Co. 6,907 716,532
NiSource, Inc. 13,133 329,770
Public Service Enterprise
Group, Inc. 18,237 924,798
Sempra Energy 10,149 1,256,954
WEC Energy Group, Inc. 11,376 1,030,097
9,016,613
Oil, Gas & Consumable Fuels 2.4%
Apache Corp. 13,199 172,643
Cabot Oil & Gas Corp. 14,837 320,776
Chevron Corp. 67,713 6,229,596
Concho Resources, Inc. 7,134 404,641
ConocoPhillips 39,026 1,642,995
Devon Energy Corp. 14,245 177,635
Diamondback Energy, Inc. 5,792 252,184
EOG Resources, Inc. 20,980 996,760
Exxon Mobil Corp. 151,877 7,057,724
Hess Corp. 9,098 442,527
HollyFrontier Corp. 5,332 176,169
Kinder Morgan, Inc. 70,256 1,069,999
Marathon Oil Corp. 28,432 174,004
Marathon Petroleum Corp. 23,007 738,065
Noble Energy, Inc. 16,945 166,230
Occidental Petroleum Corp.(a) 32,507 539,616
ONEOK, Inc. 14,897 445,867
Phillips 66 15,770 1,153,891
Pioneer Natural Resources
Co. 5,846 522,106
Valero Energy Corp. 14,555 922,059
Williams Cos., Inc. (The) 43,709 846,643
24,452,130
Personal Products 0.1%
Coty, Inc., Class A 10,521 57,339
Estee Lauder Cos., Inc. (The),
Class A 8,024 1,415,434
1,472,773
Pharmaceuticals 4.3%
Allergan plc 11,840 2,218,106
Bristol-Myers Squibb Co. 83,974 5,106,459
Eli Lilly & Co. 30,280 4,682,499
Johnson & Johnson 94,437 14,169,327
Merck & Co., Inc. 91,381 7,250,169
Mylan NV* 18,145 304,292
Perrigo Co. plc 4,785 255,040
Pfizer, Inc. 198,634 7,619,600
Zoetis, Inc. 17,109 2,212,365
43,817,857

40 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dy-
namic U.S. Growth Fund)
Common Stocks
Shares Value ($)
Professional Services 0.3%
Equifax, Inc. 4,287 595,464
IHS Markit Ltd. 14,461 973,225
Nielsen Holdings plc 12,485 183,904
Robert Half International, Inc. 4,172 197,211
Verisk Analytics, Inc. 5,986 914,841
2,864,645
Real Estate Management & Development 0.0%
†
CBRE Group, Inc., Class A* 11,928 512,069
Road & Rail 0.9%
CSX Corp. 27,947 1,850,930
JB Hunt Transport Services,
Inc. 3,003 303,663
Kansas City Southern 3,568 465,803
Norfolk Southern Corp. 9,374 1,603,891
Old Dominion Freight Line, Inc. 3,535 513,600
Union Pacific Corp. 24,889 3,977,013
8,714,900
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.* 41,992 2,199,961
Analog Devices, Inc. 13,287 1,456,255
Applied Materials, Inc. 33,201 1,649,426
Broadcom, Inc. 14,238 3,867,326
Intel Corp. 156,027 9,358,499
KLA Corp. 5,626 923,170
Lam Research Corp. 5,232 1,335,625
Maxim Integrated Products,
Inc. 9,623 529,073
Microchip Technology, Inc. 8,443 740,704
Micron Technology, Inc.* 39,922 1,911,865
NVIDIA Corp. 21,919 6,406,485
Qorvo , Inc.* 4,174 409,177
QUALCOMM, Inc. 40,946 3,221,222
Skyworks Solutions, Inc. 6,061 629,617
Texas Instruments, Inc. 33,509 3,889,390
Xilinx, Inc. 9,068 792,543
39,320,338
Software 7.4%
Adobe, Inc.* 17,336 6,130,703
ANSYS, Inc.* 3,083 807,222
Autodesk, Inc.* 7,937 1,485,251
Cadence Design Systems,
Inc.* 9,934 805,945
Citrix Systems, Inc. 4,392 636,884
Fortinet, Inc.* 5,029 541,824
Intuit, Inc. 9,337 2,519,216
Microsoft Corp. 273,684 49,046,910
NortonLifeLock , Inc. 20,175 429,122
Oracle Corp. 77,653 4,113,279
Paycom Software, Inc.* 1,787 466,443
salesforce.com, Inc.* 31,771 5,145,313
ServiceNow , Inc.* 6,753 2,373,950
Synopsys, Inc.* 5,329 837,293
75,339,355
Specialty Retail 1.9%
Advance Auto Parts, Inc. 2,512 303,726
AutoZone, Inc.* 866 883,597
Best Buy Co., Inc. 8,226 631,181
CarMax, Inc.* 5,860 431,589
Common Stocks
Shares Value ($)
Specialty Retail
Gap, Inc. (The) 7,636 62,004
Home Depot, Inc. (The) 39,129 8,601,728
L Brands, Inc. 8,084 96,119
Lowe's Cos., Inc. 27,524 2,883,139
O'Reilly Automotive, Inc.* 2,725 1,052,776
Ross Stores, Inc. 12,920 1,180,371
Tiffany & Co. 3,851 487,152
TJX Cos., Inc. (The) 43,559 2,136,569
Tractor Supply Co. 4,195 425,499
Ulta Beauty, Inc.* 2,100 457,632
19,633,082
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 149,840 44,022,992
Hewlett Packard Enterprise
Co. 46,135 464,118
HP, Inc. 53,441 828,870
NetApp, Inc. 8,441 369,462
Seagate Technology plc 8,407 419,930
Western Digital Corp. 10,480 482,918
Xerox Holdings Corp. 6,733 123,147
46,711,437
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.* 5,305 80,901
Hanesbrands, Inc. 12,716 126,397
NIKE, Inc., Class B 44,618 3,889,797
PVH Corp. 2,631 129,524
Ralph Lauren Corp. 1,814 133,837
Tapestry, Inc. 10,091 150,154
Under Armour , Inc., Class A* 6,617 68,949
Under Armour , Inc., Class C* 6,836 63,370
VF Corp. 11,807 685,987
5,328,916
Tobacco 0.7%
Altria Group, Inc. 66,894 2,625,590
Philip Morris International, Inc. 55,740 4,158,204
6,783,794
Trading Companies & Distributors 0.1%
Fastenal Co. 20,331 736,389
United Rentals, Inc.* 2,741 352,219
WW Grainger, Inc. 1,528 421,086
1,509,694
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,404 779,303
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.* 13,703 1,203,123
Total Common Stocks
(cost $782,675,938) 866,163,155

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - April 30, 2020 (Unaudited) - Statement
of Investments - 41
Purchased Options 1.5%
Number of
Contracts Value ($)
Call Options 1.5%
Future Equity Index Options: 0.0%
†
S&P 500 E-Mini Index
5/29/2020 at USD 3,150.00,
European Style
Notional Amount: USD
102,080,672
Exchange Traded
*
701 227,825
Future Interest Rate Options: 1.5%
U.S. Treasury 30 Year Bond
5/22/2020 at USD 168.00,
American Style
Notional Amount: USD
53,700,000
Exchange Traded
*
537 7,031,344
U.S. Treasury 30 Year Bond
5/22/2020 at USD 166.00,
American Style
Notional Amount: USD
53,700,000
Exchange Traded
*
537 8,105,344
Total Purchased Options
(cost $10,715,481) 15,364,513
Short-Term Investments 6.4%
Shares
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 1,537,327 1,537,327
U.S. Treasury Obligation 6.2%
U.S. Treasury Bills, 0.70%
06/18/2020 63,155,000 63,148,053
Total Short-Term Investment
(cost $64,633,467) 64,685,380
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $171,211,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $175,037.
(c)(d) 171,211 171,211
Total Repurchase Agreement
(cost $171,211) 171,211
Total Investments
(cost $858,196,097) — 92.8% 946,384,259
Other assets in excess of liabilities — 7.2% 73,449,282
NET ASSETS — 100.0%
$ 1,019,833,541
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $2,041,974, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $1,537,327 and $171,211,
respectively, and by $487,225 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.38%, and maturity dates ranging
from 6/4/2020 – 5/15/2049; total value of $2,195,763.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $1,708,538.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 285 6/2020 USD 41,359,200 3,127,434
3,127,434
Short Contracts
U.S. Treasury Long Bond (227) 6/2020 USD (41,094,094) 525,860
525,860
3,653,294
At April 30, 2020, the Fund had $9,695,290 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 98.0%
Shares Value ($)
Biotechnology 2.8%
Cyclerion Therapeutics, Inc.* 31,551 122,102
Ironwood Pharmaceuticals,
Inc.* 600,760 6,007,600
Vericel Corp.* 35,765 518,593
6,648,295
Chemicals 2.8%
Balchem Corp. 73,250 6,536,830
Communications Equipment 0.6%
NetScout Systems, Inc.* 51,418 1,361,549
Electronic Equipment, Instruments & Components 4.5%
Cognex Corp. 194,339 10,735,286
Energy Equipment & Services 0.8%
DMC Global, Inc.(a) 70,204 1,811,965
Health Care Equipment & Supplies 26.7%
ABIOMED, Inc.* 52,006 9,946,147
Cantel Medical Corp. 60,196 2,227,252
Cardiovascular Systems, Inc.* 170,885 7,177,170
Endologix , Inc.* 21,154 19,984
Glaukos Corp.*(a) 146,374 5,370,462
Inogen , Inc.* 115,693 5,784,650
iRhythm Technologies, Inc.* 97,659 10,316,697
Neogen Corp.* 133,895 8,380,488
OrthoPediatrics Corp.* 33,200 1,621,820
Quidel Corp.* 72,748 10,111,972
Tandem Diabetes Care,
Inc.*(a) 30,361 2,422,201
63,378,843
Health Care Technology 6.6%
NextGen Healthcare, Inc.* 193,117 2,037,384
Veeva Systems, Inc., Class A* 51,063 9,742,820
Vocera Communications, Inc.* 207,132 3,927,223
15,707,427
IT Services 0.3%
NIC, Inc. 27,863 675,121
Life Sciences Tools & Services 1.9%
Bio- Techne Corp. 20,347 4,578,075
Machinery 6.9%
Helios Technologies, Inc. 145,631 5,180,095
Proto Labs, Inc.* 111,168 11,293,557
16,473,652
Software 44.1%
ACI Worldwide, Inc.* 20,439 560,029
Alarm.com Holdings, Inc.* 166,490 7,447,098
Alteryx, Inc., Class A*(a) 75,029 8,491,782
American Software, Inc., Class
A 46,415 764,919
Anaplan, Inc.* 105,965 4,329,730
ANSYS, Inc.* 34,982 9,159,337
Appfolio , Inc., Class A* 56,645 6,223,020
Blackbaud , Inc. 54,571 3,015,593
Datadog , Inc., Class A* 86,364 3,896,744
Guidewire Software, Inc.* 86,038 7,815,692
Common Stocks
Shares Value ($)
Software
Manhattan Associates, Inc.* 136,635 9,692,887
Paycom Software, Inc.* 39,315 10,262,001
PROS Holdings, Inc.* 165,493 5,691,304
Q2 Holdings, Inc.* 131,285 10,466,040
Smartsheet , Inc., Class A* 126,597 6,674,194
Tyler Technologies, Inc.* 31,996 10,260,797
104,751,167
Total Common Stocks
(cost $172,342,226) 232,658,210
Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 662,875 662,875
Total Short-Term Investment
(cost $662,875) 662,875
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $73,824,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $75,474.
(c)(d) 73,824 73,824
Total Repurchase Agreement
(cost $73,824) 73,824
Total Investments
(cost $173,078,925) — 98.3% 233,394,909
Other assets in excess of liabilities — 1.7% 3,924,383
NET ASSETS — 100.0%
$ 237,319,292
† Amount rounds to less than 0.1%.
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $3,442,458, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $662,875 and $73,824, respectively, and
by $2,726,599 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $3,463,298.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $736,699.

Nationwide Small Company Growth Fund - April 30, 2020 (Unaudited) - Statement of Investments - 43
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 0.5%
AAR Corp. 3,009 58,916
AeroVironment, Inc.* 409 24,646
Astronics Corp.* 1,509 13,551
Astronics Corp., Class B* 176 1,689
CPI Aerostructures, Inc.* 1,172 3,856
Cubic Corp. 2,096 80,088
Ducommun, Inc.* 1,570 44,337
Moog, Inc., Class A 1,762 87,184
National Presto Industries, Inc. 465 37,809
Park Aerospace Corp. 1,447 19,260
SIFCO Industries, Inc.* 425 1,037
Vectrus, Inc.* 1,209 62,880
435,253
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings,
Inc.* 4,012 131,794
Echo Global Logistics, Inc.* 2,911 51,030
Forward Air Corp. 730 37,668
Hub Group, Inc., Class A* 2,607 125,423
Radiant Logistics, Inc.* 3,110 13,311
XPO Logistics, Inc.* 5,678 378,949
738,175
Airlines 1.0%
Alaska Air Group, Inc. 5,739 186,632
Allegiant Travel Co.(a) 918 72,045
Copa Holdings SA, Class A 934 41,292
Hawaiian Holdings, Inc. 3,303 47,563
JetBlue Airways Corp.* 31,365 305,495
Mesa Air Group, Inc.* 2,300 10,454
SkyWest, Inc. 4,545 140,668
Spirit Airlines, Inc.* 5,153 77,398
United Airlines Holdings, Inc.* 2,369 70,075
951,622
Auto Components 2.4%
Adient plc* 7,619 114,133
American Axle &
Manufacturing Holdings,
Inc.* 9,149 39,524
Autoliv, Inc. 4,452 267,209
BorgWarner, Inc. 20,500 585,685
Cooper Tire & Rubber Co. 3,988 84,506
Cooper-Standard Holdings,
Inc.* 1,546 19,866
Dana, Inc. 19,525 224,537
Dorman Products, Inc.* 500 31,540
Gentherm, Inc.* 1,311 49,084
Goodyear Tire & Rubber Co.
(The) 28,423 203,793
Horizon Global Corp.* 1,344 2,553
LCI Industries 560 48,563
Lear Corp. 3,342 326,346
Modine Manufacturing Co.* 6,171 28,572
Motorcar Parts of America,
Inc.*(a) 2,809 39,972
Shiloh Industries, Inc.* 3,700 4,107
Standard Motor Products, Inc. 2,459 100,057
Stoneridge, Inc.* 1,794 35,934
Strattec Security Corp. 442 7,204
Common Stocks
Shares Value ($)
Auto Components
Superior Industries
International, Inc. 4,675 6,592
2,219,777
Automobiles 0.3%
Harley-Davidson, Inc. 7,789 170,034
Winnebago Industries, Inc. 1,503 66,688
236,722
Banks 16.9%
1st Source Corp. 2,526 87,728
Allegiance Bancshares, Inc.(a) 2,553 64,029
American National
Bankshares, Inc. 1,014 27,124
Ameris Bancorp 8,389 213,332
AmeriServ Financial, Inc. 1,800 5,742
Associated Banc-Corp. 14,807 209,371
Atlantic Capital Bancshares,
Inc.* 1,998 25,075
Atlantic Union Bankshares
Corp. 6,228 148,662
Banc of California, Inc. 5,698 59,373
Bancorp, Inc. (The)* 6,834 47,633
BancorpSouth Bank 2,369 51,857
Bank of Commerce Holdings 1,636 12,581
Bank of Marin Bancorp 1,081 35,630
Bank OZK 14,811 335,025
BankFinancial Corp. 2,748 22,726
BankUnited, Inc. 11,835 234,451
Banner Corp. 4,714 181,159
Bar Harbor Bankshares 1,353 24,868
Baycom Corp.* 825 10,172
BCB Bancorp, Inc. 754 7,630
Berkshire Hills Bancorp, Inc. 5,726 97,571
BOK Financial Corp.(a) 4,896 253,564
Boston Private Financial
Holdings, Inc. 11,120 84,512
Bridge Bancorp, Inc. 1,513 31,304
Brookline Bancorp, Inc. 7,004 71,511
Bryn Mawr Bank Corp. 1,690 49,204
Byline Bancorp, Inc. 4,873 60,035
C&F Financial Corp. 391 13,904
Cadence Bancorp 10,157 67,239
Camden National Corp. 1,576 51,614
Capital City Bank Group, Inc. 2,442 53,822
Capstar Financial Holdings,
Inc. 1,268 14,468
Carolina Financial Corp. 1,914 64,751
Cathay General Bancorp 4,308 120,279
CenterState Bank Corp. 8,561 148,876
Central Pacific Financial Corp. 1,061 18,557
Central Valley Community
Bancorp 600 8,778
Century Bancorp, Inc., Class A 429 32,042
CIT Group, Inc. 8,275 157,059
Citizens & Northern Corp. 1,281 22,904
Civista Bancshares, Inc. 1,335 20,466
CNB Financial Corp. 1,186 21,040
Columbia Banking System,
Inc. 5,320 143,587
Comerica, Inc. 9,757 340,129

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Banks
Community Bankers Trust
Corp. 300 1,677
Community Trust Bancorp, Inc. 1,466 49,697
ConnectOne Bancorp, Inc. 4,207 62,853
Customers Bancorp, Inc.* 4,849 61,873
Dime Community Bancshares,
Inc. 4,253 69,877
Eagle Bancorp, Inc. 4,384 153,791
Enterprise Bancorp, Inc. 843 20,358
Enterprise Financial Services
Corp. 1,141 35,074
Equity Bancshares, Inc., Class
A* 1,841 34,500
Farmers National Banc Corp. 2,578 31,941
FB Financial Corp. 530 11,840
Financial Institutions, Inc. 2,157 41,738
First Bancorp, Inc. (The) 1,541 33,748
First Bancorp/NC 2,648 70,410
First Bancorp/PR 22,424 130,732
First Bancshares, Inc. (The) 2,915 58,067
First Bank 980 7,762
First Busey Corp. 5,434 100,094
First Business Financial
Services, Inc. 1,233 21,183
First Commonwealth Financial
Corp. 8,495 80,872
First Community Bankshares,
Inc. 1,996 47,046
First Financial Bancorp 8,852 136,144
First Financial Corp. 1,346 47,810
First Financial Northwest, Inc. 1,754 17,224
First Foundation, Inc. 6,915 95,150
First Horizon National Corp. 35,305 320,569
First Internet Bancorp 1,300 20,410
First Interstate BancSystem,
Inc., Class A 2,330 78,754
First Merchants Corp. 3,806 107,748
First Mid Bancshares, Inc. 2,548 68,032
First Midwest Bancorp, Inc. 8,891 131,409
First Northwest Bancorp 900 10,485
First of Long Island Corp.
(The) 1,976 31,201
Flushing Financial Corp. 3,037 37,932
FNB Corp. 37,876 306,417
Franklin Financial Network,
Inc.(a) 1,643 38,972
Fulton Financial Corp. 12,664 148,042
German American Bancorp,
Inc. 1,805 53,663
Great Southern Bancorp, Inc. 1,663 70,794
Great Western Bancorp, Inc. 7,507 141,132
Hancock Whitney Corp. 8,080 168,953
Hanmi Financial Corp. 3,592 43,355
HarborOne Bancorp, Inc.* 4,218 33,828
Heartland Financial USA, Inc. 2,755 93,587
Heritage Commerce Corp. 9,199 81,687
Heritage Financial Corp. 3,400 68,170
Hilltop Holdings, Inc. 13,855 267,402
Home BancShares, Inc. 2,610 40,011
HomeTrust Bancshares, Inc. 1,832 28,158
Common Stocks
Shares Value ($)
Banks
Hope Bancorp, Inc. 16,598 165,150
Horizon Bancorp, Inc. 5,529 62,920
IBERIABANK Corp. 4,891 202,781
Independent Bank Corp. 1,667 24,488
Independent Bank Group, Inc.
(a) 4,457 135,092
International Bancshares Corp. 5,645 163,649
Investors Bancorp, Inc. 22,549 209,931
Lakeland Bancorp, Inc. 6,748 75,510
LCNB Corp. 700 10,038
Live Oak Bancshares, Inc.(a) 4,218 58,841
Macatawa Bank Corp. 3,062 23,516
Malvern Bancorp, Inc.* 490 6,444
Mercantile Bank Corp. 1,474 34,786
Metropolitan Bank Holding
Corp.* 251 6,298
Midland States Bancorp, Inc. 3,756 60,922
MidWestOne Financial Group,
Inc. 2,203 45,977
MVB Financial Corp. 189 2,595
National Bank Holdings Corp.,
Class A 2,886 76,710
NBT Bancorp, Inc. 3,195 105,850
Nicolet Bankshares, Inc.* 349 19,202
Northeast Bank 528 8,844
Northrim Bancorp, Inc. 746 17,494
OFG Bancorp 4,119 51,817
Ohio Valley Banc Corp. 475 11,970
Old National Bancorp 15,193 215,285
Old Second Bancorp, Inc. 1,364 11,226
Opus Bank 4,835 92,929
Pacific Premier Bancorp, Inc. 7,958 169,903
PacWest Bancorp 10,322 208,917
Park National Corp. 305 24,394
Peapack-Gladstone Financial
Corp. 1,953 36,853
Penns Woods Bancorp, Inc. 514 11,771
Peoples Bancorp of North
Carolina, Inc. 709 12,337
Peoples Bancorp, Inc. 2,467 59,973
People's United Financial, Inc. 30,365 385,332
People's Utah Bancorp 949 20,385
Pinnacle Financial Partners,
Inc. 8,506 342,367
Popular, Inc. 7,702 297,220
Premier Financial Bancorp,
Inc. 1,453 18,889
QCR Holdings, Inc. 1,103 33,950
RBB Bancorp 2,973 38,411
Renasant Corp. 7,555 198,168
Republic Bancorp, Inc., Class
A 1,400 46,662
Republic First Bancorp, Inc.* 2,486 6,538
S&T Bancorp, Inc. 3,102 82,854
Sandy Spring Bancorp, Inc. 3,920 99,960
Seacoast Banking Corp. of
Florida* 1,504 33,795
Shore Bancshares, Inc. 1,088 12,077
Sierra Bancorp 1,940 39,382

46 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Banks
Simmons First National Corp.,
Class A 9,111 170,376
SmartFinancial, Inc. 1,179 17,048
South State Corp. 2,769 160,159
Southern First Bancshares,
Inc.* 254 7,407
Southern National Bancorp of
Virginia, Inc. 3,175 31,972
Southside Bancshares, Inc. 1,378 41,905
Spirit of Texas Bancshares,
Inc.* 745 8,560
Sterling Bancorp 15,499 191,103
Synovus Financial Corp. 10,238 215,100
TCF Financial Corp. 9,058 268,932
Texas Capital Bancshares,
Inc.* 5,086 141,289
Towne Bank 6,060 122,412
TriCo Bancshares 2,716 81,806
TriState Capital Holdings, Inc.* 4,668 66,379
Triumph Bancorp, Inc.* 1,442 39,958
Trustmark Corp. 6,533 173,843
UMB Financial Corp. 316 16,065
Umpqua Holdings Corp. 17,554 219,864
United Bankshares, Inc. 11,583 347,027
United Community Banks, Inc. 5,042 106,613
United Security Bancshares 303 2,018
Univest Financial Corp. 4,130 73,101
Valley National Bancorp 44,269 370,089
Veritex Holdings, Inc. 867 15,225
Washington Trust Bancorp,
Inc. 971 33,995
Webster Financial Corp. 2,602 73,507
WesBanco, Inc. 8,979 221,602
Wintrust Financial Corp. 4,877 204,346
Zions Bancorp NA 16,271 514,326
15,579,986
Beverages 0.1%
Craft Brew Alliance, Inc.*(a) 3,854 58,195
Biotechnology 0.6%
Acorda Therapeutics, Inc.* 3,960 3,811
Aduro Biotech, Inc.* 3,303 9,133
Akebia Therapeutics, Inc.* 5,557 45,012
AMAG Pharmaceuticals,
Inc.*(a) 3,751 30,121
AnaptysBio, Inc.* 1,664 25,992
Anika Therapeutics, Inc.* 2,019 67,091
Aravive, Inc.* 823 11,053
Ardelyx, Inc.* 2,126 13,989
Arena Pharmaceuticals, Inc.* 789 38,637
Catalyst Biosciences, Inc.* 1,000 6,060
Chimerix, Inc.* 6,949 15,983
Concert Pharmaceuticals, Inc.* 1,580 15,768
Enanta Pharmaceuticals, Inc.* 180 8,347
GlycoMimetics, Inc.* 2,196 6,127
Jounce Therapeutics, Inc.* 2,373 11,628
Merrimack Pharmaceuticals,
Inc. 1,009 3,723
Myriad Genetics, Inc.* 10,078 155,806
PDL BioPharma, Inc.* 16,214 54,965
Common Stocks
Shares Value ($)
Biotechnology
Prothena Corp. plc* 1,980 22,216
Vanda Pharmaceuticals, Inc.* 3,613 41,549
587,011
Building Products 1.5%
Alpha Pro Tech Ltd.*(a) 4,000 52,320
American Woodmark Corp.* 1,343 69,044
Apogee Enterprises, Inc. 3,822 78,122
Armstrong Flooring, Inc.* 2,969 6,235
Builders FirstSource, Inc.* 3,274 60,078
Gibraltar Industries, Inc.* 3,101 143,576
Griffon Corp. 4,571 75,010
Insteel Industries, Inc. 1,585 27,848
JELD-WEN Holding, Inc.* 3,472 44,094
Masonite International Corp.* 1,355 80,053
Owens Corning 10,255 444,657
Patrick Industries, Inc. 449 18,508
Quanex Building Products
Corp. 3,563 44,431
Resideo Technologies, Inc.* 6,721 34,479
Universal Forest Products, Inc. 5,074 208,643
1,387,098
Capital Markets 1.7%
Blucora, Inc.* 8,815 124,027
Calamos Asset Management,
Inc.*∞ 4,093 0
Cowen, Inc., Class A 3,305 36,190
Donnelley Financial Solutions,
Inc.* 5,811 42,304
GAIN Capital Holdings, Inc.(a) 5,725 37,441
INTL. FCStone, Inc.* 1,562 62,418
Invesco Ltd. 45,678 393,744
Janus Henderson Group plc 16,045 287,205
Legg Mason, Inc. 5,596 278,849
Oppenheimer Holdings, Inc.,
Class A 1,662 34,204
Piper Sandler Cos. 200 10,782
Stifel Financial Corp. 3,177 140,678
Virtus Investment Partners,
Inc. 423 34,377
Waddell & Reed Financial,
Inc., Class A(a) 4,345 63,220
1,545,439
Chemicals 3.6%
AdvanSix, Inc.* 4,545 55,358
AgroFresh Solutions, Inc.* 3,582 7,200
Albemarle Corp. 266 16,340
American Vanguard Corp. 3,435 43,178
Ashland Global Holdings, Inc. 6,731 415,235
Cabot Corp. 2,084 70,627
CF Industries Holdings, Inc. 8,262 227,205
Core Molding Technologies,
Inc.* 1,940 4,889
Element Solutions, Inc.* 28,761 294,800
Flotek Industries, Inc.* 5,361 4,811
FutureFuel Corp. 4,490 46,606
Hawkins, Inc. 1,132 42,371
HB Fuller Co. 3,307 121,665
Huntsman Corp. 24,006 403,541

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Chemicals
Innospec, Inc. 2,258 163,750
Intrepid Potash, Inc.* 16,755 16,137
Kraton Corp.* 2,199 34,326
Kronos Worldwide, Inc. 5,223 49,566
Livent Corp.* 2,541 15,754
LSB Industries, Inc.* 3,802 7,566
Minerals Technologies, Inc. 4,738 208,662
Mosaic Co. (The) 5,750 66,183
Olin Corp.(a) 17,849 238,284
PolyOne Corp. 1,085 25,270
PQ Group Holdings, Inc.* 8,968 105,105
Rayonier Advanced Materials,
Inc. 3,889 6,922
Sensient Technologies Corp. 511 24,421
Stepan Co. 1,275 121,635
Trecora Resources* 2,122 12,520
Tredegar Corp. 2,024 33,356
Trinseo SA 301 6,155
Tronox Holdings plc, Class A 9,307 63,474
Venator Materials plc* 423 537
Westlake Chemical Corp. 9,343 405,953
3,359,402
Commercial Services & Supplies 1.9%
ABM Industries, Inc. 8,803 303,615
ACCO Brands Corp. 7,788 57,631
Acme United Corp. 200 4,342
ADT, Inc. 19,474 111,586
Advanced Disposal Services,
Inc.* 5,398 174,086
AMREP Corp.* 216 1,045
ARC Document Solutions, Inc. 6,278 4,395
Brady Corp., Class A 615 26,777
BrightView Holdings, Inc.* 7,485 95,958
CECO Environmental Corp.* 5,773 31,290
Civeo Corp.* 25,762 16,230
Clean Harbors, Inc.* 1,225 65,452
Ennis, Inc. 2,261 42,077
Heritage-Crystal Clean, Inc.* 1,827 33,525
Herman Miller, Inc. 2,270 51,166
HNI Corp. 2,231 54,303
Interface, Inc. 4,720 43,613
KAR Auction Services, Inc. 1,707 25,571
Knoll, Inc. 1,460 17,024
Matthews International Corp.,
Class A 4,835 115,750
McGrath RentCorp 2,006 109,427
Mobile Mini, Inc. 3,693 105,509
NL Industries, Inc. 2,541 8,512
PICO Holdings, Inc.*(a) 3,792 32,460
Pitney Bowes, Inc. 5,234 18,476
Quad/Graphics, Inc. 5,525 20,553
SP Plus Corp.* 1,711 36,085
Steelcase, Inc., Class A 4,831 52,899
Team, Inc.* 3,343 20,626
UniFirst Corp. 249 41,869
Viad Corp. 1,842 44,153
Virco Mfg. Corp.* 1,500 3,570
VSE Corp. 1,400 26,908
1,796,483
Common Stocks
Shares Value ($)
Communications Equipment 0.9%
ADTRAN, Inc. 6,754 69,431
Aviat Networks, Inc.* 639 6,115
BK Technologies Corp. 2,881 8,124
CalAmp Corp.* 800 5,376
Clearfield, Inc.* 800 10,424
CommScope Holding Co.,
Inc.* 3,021 33,261
Communications Systems, Inc. 2,369 13,480
Comtech Telecommunications
Corp. 3,156 58,417
Digi International, Inc.* 3,964 44,991
EchoStar Corp., Class A* 4,341 136,958
EMCORE Corp.* 3,875 10,579
Harmonic, Inc.* 5,582 32,376
InterDigital, Inc. 1,964 113,460
KVH Industries, Inc.* 2,877 26,699
NETGEAR, Inc.* 2,165 51,917
NetScout Systems, Inc.* 6,491 171,882
Network-1 Technologies, Inc. 3,171 7,135
Optical Cable Corp.* 300 795
PC-Tel, Inc.* 1,200 8,196
Ribbon Communications, Inc.* 8,118 29,590
TESSCO Technologies, Inc. 1,310 8,070
847,276
Construction & Engineering 1.7%
AECOM* 420 15,229
Aegion Corp.* 2,701 43,351
Ameresco, Inc., Class A* 3,300 59,598
Arcosa, Inc. 5,937 221,272
Argan, Inc. 1,166 43,772
Dycom Industries, Inc.*(a) 600 19,560
EMCOR Group, Inc. 1,007 63,975
Fluor Corp. 5,145 60,196
Goldfield Corp. (The)* 6,069 20,938
Granite Construction, Inc. 6,331 104,082
Great Lakes Dredge & Dock
Corp.* 8,012 70,826
IES Holdings, Inc.* 1,273 25,142
MasTec, Inc.* 4,088 146,759
MYR Group, Inc.* 1,996 59,880
Northwest Pipe Co.* 1,450 35,264
NV5 Global, Inc.* 663 30,995
Orion Group Holdings, Inc.* 7,050 17,766
Primoris Services Corp. 3,357 52,403
Quanta Services, Inc. 7,110 258,520
Sterling Construction Co., Inc.* 3,835 37,890
Tutor Perini Corp.* 4,375 30,625
Valmont Industries, Inc. 673 78,902
WillScot Corp.* 5,777 67,302
1,564,247
Construction Materials 0.3%
Summit Materials, Inc., Class
A* 13,928 210,452
United States Lime & Minerals,
Inc. 750 60,075
US Concrete, Inc.* 797 15,287
285,814

48 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Consumer Finance 1.2%
Asta Funding, Inc.* 267 3,095
Consumer Portfolio Services,
Inc.* 1,523 4,508
Elevate Credit, Inc.* 2,235 4,179
Encore Capital Group, Inc.*(a) 3,340 86,773
EZCORP, Inc., Class A* 7,524 42,134
LendingClub Corp.* 1,765 13,538
Navient Corp. 19,599 149,344
Nelnet, Inc., Class A 3,804 183,163
OneMain Holdings, Inc. 9,401 227,598
PRA Group, Inc.* 2,918 80,945
Regional Management Corp.* 1,533 24,436
Santander Consumer USA
Holdings, Inc. 16,312 254,304
SLM Corp. 6,978 58,197
1,132,214
Containers & Packaging 0.5%
Graphic Packaging Holding
Co. 11,716 156,409
Greif, Inc., Class A 2,227 75,473
Greif, Inc., Class B 626 24,883
Sonoco Products Co. 2,648 129,328
UFP Technologies, Inc.* 723 31,089
Westrock Co. 809 26,042
443,224
Distributors 0.1%
Core-Mark Holding Co., Inc. 1,917 55,094
Weyco Group, Inc. 1,396 26,566
81,660
Diversified Consumer Services 0.8%
Adtalem Global Education,
Inc.* 4,895 155,514
American Public Education,
Inc.* 2,095 53,988
Carriage Services, Inc. 2,154 32,353
Graham Holdings Co., Class B 549 214,116
Houghton Mifflin Harcourt Co.* 15,078 24,125
K12, Inc.* 4,404 100,015
Laureate Education, Inc.,
Class A* 3,922 37,141
Perdoceo Education Corp.* 870 11,310
Regis Corp.* 3,573 44,377
Universal Technical Institute,
Inc.* 3,600 23,148
Zovio, Inc.* 1,950 3,549
699,636
Diversified Financial Services 0.6%
Cannae Holdings, Inc.* 1,016 32,055
Jefferies Financial Group, Inc. 1,659 22,762
Marlin Business Services
Corp. 1,601 17,035
On Deck Capital, Inc.* 8,388 10,149
Voya Financial, Inc. 11,491 519,048
601,049
Diversified Telecommunication Services 0.3%
ATN International, Inc. 1,605 99,703
Cincinnati Bell, Inc.* 1,048 15,353
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 6,728 42,185
Iridium Communications, Inc.* 5,952 133,950
ORBCOMM, Inc.* 4,821 12,727
303,918
Electric Utilities 0.0%
†
Genie Energy Ltd., Class B 2,600 20,488
Electrical Equipment 1.2%
Allied Motion Technologies,
Inc. 502 14,468
AZZ, Inc. 2,362 74,143
Broadwind Energy, Inc.* 2,432 4,013
Encore Wire Corp. 1,632 74,713
EnerSys 1,818 106,153
LSI Industries, Inc. 4,939 30,622
nVent Electric plc 4,842 90,303
Powell Industries, Inc. 1,555 39,450
Preformed Line Products Co. 824 40,936
Regal Beloit Corp. 3,295 233,978
Sensata Technologies Holding
plc* 9,376 341,099
Thermon Group Holdings, Inc.* 3,576 54,641
Ultralife Corp.* 3,374 23,787
1,128,306
Electronic Equipment, Instruments & Components 5.0%
Anixter International, Inc.* 3,481 323,246
Arlo Technologies, Inc.* 9,221 25,266
Arrow Electronics, Inc.* 7,895 496,753
Avnet, Inc. 10,552 316,771
Bel Fuse, Inc., Class B 2,229 16,628
Belden, Inc. 2,387 81,612
Benchmark Electronics, Inc. 3,416 70,575
CTS Corp. 2,480 57,437
Daktronics, Inc. 6,564 29,669
ePlus, Inc.* 688 48,676
Fabrinet* 2,446 153,486
Flex Ltd.* 27,639 269,757
Frequency Electronics, Inc.* 900 9,045
Insight Enterprises, Inc.* 2,439 132,413
Jabil, Inc. 10,019 284,940
KEMET Corp. 3,966 107,122
Key Tronic Corp.* 2,680 12,408
Kimball Electronics, Inc.* 3,362 45,454
Knowles Corp.* 7,806 121,383
Methode Electronics, Inc. 1,838 55,177
MTS Systems Corp. 1,181 25,120
OSI Systems, Inc.* 1,136 82,224
PC Connection, Inc. 2,443 112,256
Plexus Corp.* 2,358 147,823
RF Industries Ltd. 443 2,468
Richardson Electronics Ltd. 2,700 10,800
Rogers Corp.* 970 107,709
Sanmina Corp.* 6,117 169,624
ScanSource, Inc.* 2,782 72,109
SYNNEX Corp. 4,454 389,992
Tech Data Corp.* 3,403 478,598
TTM Technologies, Inc.* 7,815 90,576
Vishay Intertechnology, Inc. 11,796 195,696

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Precision Group,
Inc.*(a) 1,428 33,015
Wayside Technology Group,
Inc. 200 3,100
4,578,928
Energy Equipment & Services 1.3%
Apergy Corp.*(a) 5,612 51,686
Archrock, Inc. 17,431 83,843
Dawson Geophysical Co.* 5,839 7,415
Diamond Offshore Drilling,
Inc.*(a) 6,052 1,422
Dril-Quip, Inc.* 2,791 92,466
Era Group, Inc.* 4,157 21,284
Exterran Corp.* 3,920 26,656
Forum Energy Technologies,
Inc.* 11,199 4,816
Frank's International NV* 17,383 42,241
Geospace Technologies Corp.* 1,817 11,284
Gulf Island Fabrication, Inc.* 3,273 9,884
Halliburton Co. 2,056 21,588
Helix Energy Solutions Group,
Inc.* 14,933 37,930
Helmerich & Payne, Inc. 9,365 185,146
Independence Contract
Drilling, Inc.*(a) 435 3,389
Mammoth Energy Services,
Inc. 402 338
Matrix Service Co.* 2,448 25,557
Mitcham Industries, Inc.* 4,242 4,072
Nabors Industries Ltd. 567 8,352
Natural Gas Services Group,
Inc.* 2,509 15,932
NCS Multistage Holdings, Inc.* 1,277 856
Newpark Resources, Inc.* 11,622 17,782
NexTier Oilfield Solutions, Inc.* 15,641 36,287
Noble Corp. plc* 24,262 6,260
Oceaneering International,
Inc.* 7,289 37,465
Oil States International, Inc.* 4,635 15,944
Patterson-UTI Energy, Inc. 15,129 55,826
ProPetro Holding Corp.* 3,438 14,577
RPC, Inc.(a) 5,800 19,778
SEACOR Holdings, Inc.* 3,120 88,171
SEACOR Marine Holdings,
Inc.* 2,919 9,136
Select Energy Services, Inc.,
Class A*(a) 7,447 35,746
Smart Sand, Inc.* 1,795 1,490
Solaris Oilfield Infrastructure,
Inc., Class A 2,300 15,732
TechnipFMC plc 13,801 122,967
TETRA Technologies, Inc.* 10,011 4,868
Tidewater, Inc.* 3,724 21,450
US Silica Holdings, Inc.(a) 6,029 11,576
1,171,212
Entertainment 0.4%
AMC Entertainment Holdings,
Inc., Class A(a) 4,846 23,842
Ballantyne Strong, Inc.* 3,325 5,154
Common Stocks
Shares Value ($)
Entertainment
Cinemark Holdings, Inc. 532 7,597
Eros International plc* 1,900 4,845
IMAX Corp.* 3,077 35,385
Liberty Media Corp.-Liberty
Braves, Class C* 578 11,612
Lions Gate Entertainment
Corp., Class A* 12,928 92,306
Lions Gate Entertainment
Corp., Class B* 21,066 140,721
Marcus Corp. (The) 1,682 24,456
Reading International, Inc.,
Class A* 3,433 14,642
360,560
Food & Staples Retailing 1.0%
Andersons, Inc. (The) 3,088 52,404
Chefs' Warehouse, Inc. (The)* 641 9,025
Ingles Markets, Inc., Class A 1,422 58,060
Natural Grocers by Vitamin
Cottage, Inc. 2,516 28,355
Performance Food Group Co.* 1,381 40,532
PriceSmart, Inc. 2,250 142,965
Rite Aid Corp.* 3,420 49,009
SpartanNash Co. 3,662 62,803
United Natural Foods, Inc.*(a) 8,283 88,131
US Foods Holding Corp.* 10,748 231,082
Village Super Market, Inc.,
Class A 1,765 42,413
Weis Markets, Inc. 2,146 107,365
912,144
Food Products 2.9%
Alico, Inc. 847 24,825
Bunge Ltd. 13,961 553,833
Cal-Maine Foods, Inc.* 1,078 44,748
Darling Ingredients, Inc.* 12,468 256,716
Dean Foods Co.* 16,013 1,265
Farmer Bros Co.* 775 7,161
Fresh Del Monte Produce, Inc. 4,170 118,887
Hain Celestial Group, Inc.
(The)* 2,101 54,290
Hostess Brands, Inc.* 9,222 110,848
Ingredion, Inc. 5,438 441,566
Landec Corp.* 3,974 44,310
Pilgrim's Pride Corp.* 1,250 27,500
Post Holdings, Inc.* 5,753 528,413
Sanderson Farms, Inc. 797 108,504
Sanderson Farms, Inc.*^∞ 200 0
Seaboard Corp.(a) 49 147,544
Seneca Foods Corp., Class A* 1,146 41,233
Simply Good Foods Co. (The)* 5,945 112,063
TreeHouse Foods, Inc.* 1,689 87,372
2,711,078
Health Care Equipment & Supplies 0.9%
AngioDynamics, Inc.* 4,840 50,481
Avanos Medical, Inc.* 4,960 154,008
FONAR Corp.* 951 18,544
Integer Holdings Corp.* 2,275 169,397
Invacare Corp. 5,401 40,616
Kewaunee Scientific Corp. 92 966

50 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Meridian Bioscience, Inc.* 5,358 64,296
Merit Medical Systems, Inc.* 3,445 140,625
OraSure Technologies, Inc.* 4,101 65,370
Orthofix Medical, Inc.* 263 9,323
RTI Surgical Holdings, Inc.* 12,630 34,164
Varex Imaging Corp.* 2,403 62,790
810,580
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.* 10,087 242,189
Brookdale Senior Living, Inc.* 14,257 51,468
Community Health Systems,
Inc.* 6,764 20,495
Covetrus, Inc.*(a) 15,100 179,539
Cross Country Healthcare,
Inc.* 2,975 18,713
DaVita, Inc.* 3,739 295,418
Digirad Corp.* 403 1,334
Five Star Senior Living, Inc.* 1,196 3,923
Magellan Health, Inc.* 3,617 219,661
MedCath Corp.*^∞ 2,115 0
MEDNAX, Inc.* 11,393 165,426
National HealthCare Corp. 1,347 92,094
Owens & Minor, Inc.(a) 8,102 57,362
Patterson Cos., Inc. 7,790 142,401
Premier, Inc., Class A* 1,770 58,693
Providence Service Corp.
(The)* 1,215 70,482
Select Medical Holdings Corp.* 9,587 163,650
Surgery Partners, Inc.* 7,689 90,730
Triple-S Management Corp.,
Class B* 2,880 48,759
1,922,337
Health Care Technology 0.4%
Allscripts Healthcare Solutions,
Inc.* 18,104 117,676
Computer Programs &
Systems, Inc. 2,135 51,304
Evolent Health, Inc., Class A* 13,086 94,350
HealthStream, Inc.* 2,023 46,175
Inovalon Holdings, Inc., Class
A* 827 14,472
NextGen Healthcare, Inc.* 694 7,322
331,299
Hotels, Restaurants & Leisure 1.2%
Aramark 6,457 176,341
Ark Restaurants Corp. 318 3,768
BBX Capital Corp. 6,902 14,632
Biglari Holdings, Inc., Class A* 17 6,035
Biglari Holdings, Inc., Class B* 394 27,576
BJ's Restaurants, Inc. 1,130 24,702
Carrols Restaurant Group,
Inc.* 3,065 11,187
Chuy's Holdings, Inc.* 1,775 29,749
Del Taco Restaurants, Inc.* 4,535 26,666
Dover Motorsports, Inc. 1,000 1,327
El Pollo Loco Holdings, Inc.*(a) 5,112 62,520
Extended Stay America, Inc. 3,390 36,849
Fiesta Restaurant Group, Inc.* 4,271 31,071
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
International Game
Technology plc(a) 9,079 68,456
J Alexander's Holdings, Inc.* 2,426 12,834
Luby's, Inc.* 3,390 2,848
Marriott Vacations Worldwide
Corp. 4,641 385,203
Monarch Casino & Resort,
Inc.* 505 16,837
Norwegian Cruise Line
Holdings Ltd.* 5,536 90,790
Playa Hotels & Resorts NV* 9,907 24,470
Potbelly Corp.* 4,608 15,898
Red Lion Hotels Corp.* 3,236 5,210
Red Robin Gourmet Burgers,
Inc.* 1,310 19,165
1,094,134
Household Durables 3.4%
Bassett Furniture Industries,
Inc. 1,614 11,040
Cavco Industries, Inc.* 551 85,229
Century Communities, Inc.* 5,110 109,456
Ethan Allen Interiors, Inc. 2,716 30,718
Flexsteel Industries, Inc. 964 9,254
Green Brick Partners, Inc.* 4,524 40,309
Hooker Furniture Corp. 1,721 25,798
KB Home 11,008 288,850
La-Z-Boy, Inc. 3,623 84,959
LGI Homes, Inc.* 581 35,197
Libbey, Inc.* 1,488 1,711
Lifetime Brands, Inc. 3,756 21,409
M/I Homes, Inc.* 5,099 129,820
MDC Holdings, Inc. 7,703 225,313
Meritage Homes Corp.* 7,800 409,968
Mohawk Industries, Inc.* 5,049 442,898
New Home Co., Inc. (The)* 2,958 6,744
Orleans Homebuilders, Inc.*^∞ 1,500 0
Taylor Morrison Home Corp.* 9,005 131,023
Toll Brothers, Inc. 11,646 279,737
TopBuild Corp.* 1,267 118,072
TRI Pointe Group, Inc.* 13,910 159,687
Universal Electronics, Inc.* 919 37,936
VOXX International Corp.* 5,943 28,170
Whirlpool Corp. 3,768 421,036
ZAGG, Inc.* 2,669 8,808
3,143,142
Household Products 0.3%
Central Garden & Pet Co.* 1,218 40,121
Central Garden & Pet Co.,
Class A* 3,707 112,730
Oil-Dri Corp. of America 461 17,237
Spectrum Brands Holdings,
Inc. 1,585 68,250
238,338
Independent Power and Renewable Electricity Producers
0.1%
TerraForm Power, Inc., Class A 4,166 72,155
Insurance 5.3%
Ambac Financial Group, Inc.* 3,099 53,303

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Insurance
American Equity Investment
Life Holding Co. 12,192 256,276
American National Insurance
Co. 2,305 185,552
Argo Group International
Holdings Ltd. 3,038 107,424
Assured Guaranty Ltd. 8,775 260,881
Athene Holding Ltd., Class A* 16,100 434,700
Axis Capital Holdings Ltd. 6,019 220,295
Brighthouse Financial, Inc.* 3,877 99,678
CNO Financial Group, Inc. 26,729 375,810
Donegal Group, Inc., Class A 4,202 60,172
Employers Holdings, Inc. 3,084 93,661
Enstar Group Ltd.* 1,700 245,854
FBL Financial Group, Inc.,
Class A 2,494 97,465
FedNat Holding Co. 2,849 34,530
Genworth Financial, Inc.,
Class A* 26,992 97,981
Global Indemnity Ltd. 2,052 50,459
Greenlight Capital Re Ltd.,
Class A* 3,732 24,333
Hallmark Financial Services,
Inc.* 2,825 12,204
Heritage Insurance Holdings,
Inc. 2,811 31,877
Horace Mann Educators Corp. 3,625 127,455
Independence Holding Co. 1,556 43,039
Investors Title Co. 230 30,797
James River Group Holdings
Ltd. 1,027 36,438
Kingstone Cos., Inc. 739 3,621
MBIA, Inc.* 16,219 132,023
National General Holdings
Corp. 8,612 163,886
National Western Life Group,
Inc., Class A 367 70,732
Old Republic International
Corp. 9,862 157,299
ProAssurance Corp. 2,221 47,507
Protective Insurance Corp.,
Class B 1,193 18,635
Reinsurance Group of
America, Inc. 4,353 455,672
Safety Insurance Group, Inc. 255 21,450
State Auto Financial Corp. 3,607 90,499
Stewart Information Services
Corp. 1,899 60,502
Third Point Reinsurance Ltd.* 12,582 93,610
United Fire Group, Inc. 2,058 58,859
United Insurance Holdings
Corp. 6,043 51,668
Unum Group 16,729 291,921
White Mountains Insurance
Group Ltd.(a) 186 180,978
4,879,046
Interactive Media & Services 0.2%
Cars.com, Inc.* 10,320 53,458
DHI Group, Inc.* 6,813 18,940
Common Stocks
Shares Value ($)
Interactive Media & Services
Liberty TripAdvisor Holdings,
Inc., Class A* 3,089 7,259
Meet Group, Inc. (The)* 7,706 47,546
QuinStreet, Inc.* 2,032 20,645
TrueCar, Inc.* 13,355 34,189
Yelp, Inc.* 1,239 27,692
209,729
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A* 4,292 82,364
Lands' End, Inc.* 2,455 20,892
Liquidity Services, Inc.* 5,122 25,610
Qurate Retail, Inc., Series A* 34,007 273,926
Stamps.com, Inc.* 621 98,286
501,078
IT Services 1.2%
Alithya Group, Inc., Class A* 477 863
CACI International, Inc., Class
A* 1,240 310,174
Computer Task Group, Inc.* 2,911 12,226
Conduent, Inc.* 10,886 27,433
DXC Technology Co. 11,543 209,274
KBR, Inc. 7,076 143,360
ManTech International Corp.,
Class A 2,107 157,098
Perficient, Inc.* 3,084 107,416
Perspecta, Inc. 1,868 40,293
PRGX Global, Inc.* 338 1,355
Sykes Enterprises, Inc.* 3,909 111,915
1,121,407
Leisure Products 0.8%
Acushnet Holdings Corp. 7,799 213,693
American Outdoor Brands
Corp.* 5,100 48,271
Brunswick Corp. 4,047 193,123
Callaway Golf Co. 7,271 104,121
Clarus Corp. 2,100 22,428
Escalade, Inc. 1,700 14,535
Johnson Outdoors, Inc., Class
A 618 42,246
Nautilus, Inc.* 3,248 21,080
Vista Outdoor, Inc.* 8,941 90,483
749,980
Life Sciences Tools & Services 0.1%
Harvard Bioscience, Inc.* 8,872 24,398
Luminex Corp. 2,706 97,551
121,949
Machinery 4.4%
AGCO Corp. 4,086 215,904
Alamo Group, Inc.(a) 1,607 158,193
Altra Industrial Motion Corp. 3,348 93,443
Astec Industries, Inc. 2,390 95,863
Barnes Group, Inc. 2,848 109,306
Briggs & Stratton Corp.(a) 4,800 10,896
Chart Industries, Inc.* 1,766 63,082
CIRCOR International, Inc.* 1,910 28,516
Colfax Corp.* 13,435 346,489
Columbus McKinnon Corp. 1,848 50,044

52 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Machinery
Crane Co. 1,219 66,375
Eastern Co. (The) 399 7,182
EnPro Industries, Inc. 1,325 60,089
ESCO Technologies, Inc. 1,927 147,030
Federal Signal Corp. 855 23,025
Franklin Electric Co., Inc. 1,874 95,199
FreightCar America, Inc.* 2,266 3,399
Gates Industrial Corp. plc* 8,313 71,409
Gencor Industries, Inc.* 1,501 18,192
Gorman-Rupp Co. (The) 1,739 51,300
Graham Corp. 701 9,183
Greenbrier Cos., Inc. (The) 4,416 74,984
Helios Technologies, Inc. 300 10,671
Hillenbrand, Inc. 236 4,944
Hurco Cos., Inc. 1,023 33,442
Hyster-Yale Materials
Handling, Inc. 895 34,941
Kadant, Inc. 813 68,365
Kennametal, Inc. 5,387 137,961
LB Foster Co., Class A* 1,392 20,031
LS Starrett Co. (The), Class A* 690 2,185
Lydall, Inc.* 1,755 19,656
Manitowoc Co., Inc. (The)* 4,799 44,247
Miller Industries, Inc. 1,496 45,448
Mueller Industries, Inc. 2,986 77,337
NN, Inc. 3,856 13,303
Oshkosh Corp. 3,356 226,631
Park-Ohio Holdings Corp. 1,319 24,177
Perma-Pipe International
Holdings, Inc.* 700 4,060
REV Group, Inc. 6,281 33,415
Rexnord Corp. 5,961 162,556
Snap-on, Inc. 3,414 444,810
Spartan Motors, Inc. 3,933 55,416
SPX FLOW, Inc.* 5,769 187,896
Standex International Corp. 755 37,629
Terex Corp. 3,704 56,264
Timken Co. (The) 5,573 209,433
Titan International, Inc. 7,436 10,485
TriMas Corp.* 2,320 55,309
Trinity Industries, Inc. 11,957 230,651
Twin Disc, Inc.* 800 4,808
Wabash National Corp. 3,737 30,643
4,085,817
Marine 0.7%
Costamare, Inc. 18,500 92,870
Eagle Bulk Shipping, Inc.*(a) 6,669 11,204
Genco Shipping & Trading Ltd. 3,972 23,157
Golden Ocean Group Ltd. 4,045 15,371
Kirby Corp.* 6,589 351,984
Matson, Inc. 3,510 106,143
Scorpio Bulkers, Inc. 545 13,968
614,697
Media 2.2%
AH Belo Corp., Class A 5,287 8,195
comScore, Inc.* 3,942 11,392
Cumulus Media, Inc., Class A* 820 3,632
Emerald Holding, Inc. 5,721 13,044
Common Stocks
Shares Value ($)
Media
Entercom Communications
Corp., Class A 11,991 14,629
Entravision Communications
Corp., Class A 7,660 11,184
EW Scripps Co. (The), Class A 7,723 62,325
Fluent, Inc.* 4,919 9,887
Gannett Co., Inc. 14,643 16,546
Gray Television, Inc.* 5,375 62,404
Interpublic Group of Cos., Inc.
(The) 21,605 366,853
John Wiley & Sons, Inc., Class
A 2,491 93,537
Liberty Latin America Ltd.,
Class A* 7,539 80,667
Liberty Latin America Ltd.,
Class C* 16,703 172,709
Marchex, Inc., Class B* 3,687 6,157
Meredith Corp.(a) 5,443 80,720
News Corp., Class A 40,427 400,632
News Corp., Class B 17,692 180,812
Nexstar Media Group, Inc.,
Class A 2,622 183,645
Saga Communications, Inc.,
Class A 533 14,988
Salem Media Group, Inc. 4,000 3,452
Scholastic Corp. 2,348 68,256
TEGNA, Inc. 15,037 161,197
Townsquare Media, Inc., Class
A 2,500 12,250
Tribune Publishing Co. 2,973 25,479
2,064,592
Metals & Mining 2.4%
Alcoa Corp.* 15,517 126,464
Allegheny Technologies, Inc.* 9,352 70,234
Ampco-Pittsburgh Corp.* 2,015 7,536
Carpenter Technology Corp. 3,702 82,073
Century Aluminum Co.*(a) 8,759 38,102
Coeur Mining, Inc.* 12,308 51,817
Commercial Metals Co. 14,913 237,713
Friedman Industries, Inc. 1,708 7,276
Gold Resource Corp. 2,355 9,726
Haynes International, Inc. 1,614 35,669
Hecla Mining Co. 37,612 98,920
Kaiser Aluminum Corp. 193 13,940
Materion Corp. 2,369 122,572
Nexa Resources SA 6,700 28,073
Olympic Steel, Inc. 1,983 18,720
Reliance Steel & Aluminum
Co. 5,601 501,738
Ryerson Holding Corp.* 5,362 24,772
Schnitzer Steel Industries,
Inc., Class A 3,122 48,578
Steel Dynamics, Inc. 13,264 321,917
SunCoke Energy, Inc. 7,382 23,253
Synalloy Corp.* 400 3,536
TimkenSteel Corp.* 5,628 14,633
United States Steel Corp.(a) 11,057 84,918
Universal Stainless & Alloy
Products, Inc.* 1,762 13,162

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Metals & Mining
Warrior Met Coal, Inc. 7,904 99,195
Worthington Industries, Inc. 4,194 110,889
2,195,426
Multiline Retail 0.5%
Big Lots, Inc. 1,653 38,763
Dillard's, Inc., Class A(a) 2,471 72,845
JC Penney Co., Inc.* 23,712 6,023
Kohl's Corp. 10,028 185,117
Macy's, Inc.(a) 26,020 152,477
Tuesday Morning Corp.* 7,030 5,097
460,322
Oil, Gas & Consumable Fuels 5.0%
Adams Resources & Energy,
Inc. 928 25,924
Amplify Energy Corp. 4,247 5,606
Antero Resources Corp.*(a) 21,541 64,192
Arch Coal, Inc., Class A 2,050 59,840
Ardmore Shipping Corp. 5,093 33,512
Berry Corp. 5,513 18,910
Bonanza Creek Energy, Inc.* 1,916 33,453
Callon Petroleum Co.* 18,056 16,967
Centennial Resource
Development, Inc., Class A* 16,474 19,439
Chesapeake Energy Corp.*(a) 72 1,260
Cimarex Energy Co. 7,043 179,033
Clean Energy Fuels Corp.* 25,589 55,144
CNX Resources Corp.* 15,358 162,795
CONSOL Energy, Inc.* 2,275 17,267
Continental Resources, Inc.(a) 5,946 97,455
Delek US Holdings, Inc.(a) 5,107 119,248
Denbury Resources, Inc.* 25,568 9,089
Devon Energy Corp. 11,573 144,315
DHT Holdings, Inc. 10,879 78,982
Dorian LPG Ltd.* 8,511 80,769
Earthstone Energy, Inc., Class
A* 2,838 6,556
EnLink Midstream LLC* 32,776 72,763
EQT Corp. 10,140 147,943
Equitrans Midstream Corp. 4,055 33,981
Evolution Petroleum Corp. 2,000 5,940
Extraction Oil & Gas, Inc.*(a) 7,690 4,073
GasLog Ltd. 4,228 19,533
Green Plains, Inc.(a) 3,632 21,320
Gulfport Energy Corp.* 13,783 35,216
Hallador Energy Co. 5,201 3,962
HighPoint Resources Corp.* 16,760 5,558
HollyFrontier Corp. 16,549 546,779
International Seaways, Inc. 4,525 109,505
Kosmos Energy Ltd. 17,034 28,106
Laredo Petroleum, Inc.* 19,416 21,163
Lonestar Resources US, Inc.,
Class A* 3,464 2,621
Matador Resources Co.*(a) 8,761 61,677
Montage Resources Corp.* 1,842 12,581
Murphy Oil Corp. 14,063 166,787
NACCO Industries, Inc., Class
A 839 29,491
Nordic American Tankers Ltd.
(a) 22,739 136,889
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Oasis Petroleum, Inc.* 21,093 14,847
Overseas Shipholding Group,
Inc., Class A* 10,848 27,120
Panhandle Oil and Gas, Inc.,
Class A 1,332 5,768
Par Pacific Holdings, Inc.* 1,952 18,973
Parsley Energy, Inc., Class A 30,927 292,260
PBF Energy, Inc., Class A 8,852 100,913
PDC Energy, Inc.* 7,088 92,073
Peabody Energy Corp. 8,119 27,523
Penn Virginia Corp.* 1,473 9,265
QEP Resources, Inc. 25,654 25,295
Range Resources Corp.(a) 16,524 96,335
Renewable Energy Group,
Inc.* 4,025 99,860
REX American Resources
Corp.* 635 37,770
Ring Energy, Inc.* 5,773 5,203
SandRidge Energy, Inc.* 2,887 5,745
Scorpio Tankers, Inc.(a) 8,982 196,616
SFL Corp. Ltd. 16,623 187,674
SilverBow Resources, Inc.* 479 2,591
SM Energy Co. 8,878 35,956
Southwestern Energy Co.* 72,254 233,380
Talos Energy, Inc.* 4,181 47,622
Teekay Corp.* 497 1,849
Teekay Tankers Ltd., Class A* 2,640 53,618
World Fuel Services Corp. 5,113 127,825
WPX Energy, Inc.* 35,382 216,892
4,658,617
Paper & Forest Products 0.7%
Boise Cascade Co. 2,834 88,619
Clearwater Paper Corp.* 2,555 61,167
Domtar Corp. 4,099 95,753
Louisiana-Pacific Corp. 7,100 142,000
Mercer International, Inc. 6,443 64,946
Neenah, Inc. 544 26,580
PH Glatfelter Co.(a) 3,544 51,742
Resolute Forest Products,
Inc.* 8,740 21,063
Schweitzer-Mauduit
International, Inc. 1,802 58,060
Verso Corp., Class A* 5,436 75,506
685,436
Personal Products 0.3%
Coty, Inc., Class A 22,132 120,619
Edgewell Personal Care Co.* 4,129 114,002
Mannatech, Inc. 180 1,935
Nu Skin Enterprises, Inc.,
Class A 1,638 47,846
284,402
Pharmaceuticals 0.6%
Amphastar Pharmaceuticals,
Inc.* 2,941 49,850
Assertio Therapeutics, Inc.* 7,526 6,585
Endo International plc* 3,379 15,543
Jazz Pharmaceuticals plc* 1,644 181,251
Mallinckrodt plc*(a) 6,627 26,906

54 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 986 52,554
Prestige Consumer
Healthcare, Inc.* 2,580 104,980
Supernus Pharmaceuticals,
Inc.* 3,278 76,705
Taro Pharmaceutical Industries
Ltd.* 569 39,324
553,698
Professional Services 1.5%
Acacia Research Corp.* 12,146 30,729
ASGN, Inc.* 2,777 128,992
Barrett Business Services, Inc. 676 33,070
CBIZ, Inc.* 5,170 122,787
CRA International, Inc. 1,400 58,982
GP Strategies Corp.* 1,197 9,528
Heidrick & Struggles
International, Inc. 1,731 38,844
Hudson Global, Inc.* 305 2,898
Huron Consulting Group, Inc.* 1,914 107,261
ICF International, Inc. 1,662 122,223
InnerWorkings, Inc.* 5,863 10,378
Kelly Services, Inc., Class A 2,620 40,479
Korn Ferry 4,228 121,893
ManpowerGroup, Inc. 2,548 189,164
Mistras Group, Inc.* 3,248 15,428
Nielsen Holdings plc 14,637 215,603
RCM Technologies, Inc.* 400 580
Resources Connection, Inc. 4,430 48,198
TrueBlue, Inc.* 5,968 92,683
1,389,720
Real Estate Management & Development 0.4%
Consolidated-Tomoka Land
Co. 425 17,863
Cushman & Wakefield plc* 3,903 47,499
Forestar Group, Inc.* 6,415 84,614
FRP Holdings, Inc.* 852 37,053
Griffin Industrial Realty, Inc. 535 20,555
Howard Hughes Corp. (The)* 253 13,702
Rafael Holdings, Inc., Class B* 1,137 16,043
RE/MAX Holdings, Inc., Class
A 1,401 36,832
Realogy Holdings Corp. 9,434 40,944
St Joe Co. (The)*(a) 1,842 33,709
Tejon Ranch Co.* 3,020 41,374
390,188
Road & Rail 1.9%
AMERCO 952 266,684
ArcBest Corp. 2,132 43,429
Covenant Transportation
Group, Inc., Class A* 2,293 20,362
Heartland Express, Inc. 4,031 78,967
Hertz Global Holdings, Inc.*(a) 10,391 41,980
Knight-Swift Transportation
Holdings, Inc. 14,844 551,900
Marten Transport Ltd. 5,149 115,440
PAM Transportation Services,
Inc.* 559 21,343
Common Stocks
Shares Value ($)
Road & Rail
Patriot Transportation Holding,
Inc. 156 1,391
Ryder System, Inc. 3,511 124,289
Saia, Inc.* 1,370 126,752
Schneider National, Inc., Class
B 4,212 92,285
Universal Logistics Holdings,
Inc. 2,605 36,288
US Xpress Enterprises, Inc.,
Class A* 228 994
USA Truck, Inc.* 1,450 7,221
Werner Enterprises, Inc. 4,733 189,888
1,719,213
Semiconductors & Semiconductor Equipment 2.0%
Alpha & Omega
Semiconductor Ltd.* 3,413 41,058
Amkor Technology, Inc.* 21,105 208,517
Amtech Systems, Inc.* 2,835 14,062
Axcelis Technologies, Inc.* 2,232 52,139
AXT, Inc.* 4,813 26,616
Cirrus Logic, Inc.* 2,236 169,042
Cohu, Inc. 3,420 56,533
CyberOptics Corp.* 960 24,566
Diodes, Inc.* 3,318 168,853
FormFactor, Inc.* 2,530 58,949
GSI Technology, Inc.* 2,857 22,085
Ichor Holdings Ltd.* 1,024 25,498
inTEST Corp.* 3,095 10,894
Kulicke & Soffa Industries, Inc. 5,069 121,504
MKS Instruments, Inc. 379 37,987
NeoPhotonics Corp.* 4,701 45,224
ON Semiconductor Corp.* 15,920 255,436
Onto Innovation, Inc.* 3,719 120,719
PDF Solutions, Inc.* 1,972 31,493
Photronics, Inc.* 7,367 88,036
Rambus, Inc.* 1,836 23,005
SMART Global Holdings, Inc.* 800 20,232
Synaptics, Inc.* 946 61,859
Ultra Clean Holdings, Inc.* 4,606 84,704
Veeco Instruments, Inc.* 2,292 25,052
Xperi Corp. 1,409 21,529
1,815,592
Software 0.6%
Avaya Holdings Corp.* 7,557 75,116
Aware, Inc.* 1,965 5,011
BSQUARE Corp.* 700 693
LogMeIn, Inc. 2,657 227,067
RealNetworks, Inc.* 2,449 1,840
Seachange International, Inc.* 5,075 15,073
TiVo Corp. 27,371 192,418
517,218
Specialty Retail 3.6%
Aaron's, Inc. 4,548 145,127
Abercrombie & Fitch Co.,
Class A 6,288 66,527
American Eagle Outfitters, Inc. 13,864 110,219
America's Car-Mart, Inc.* 299 19,719

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Specialty Retail
Asbury Automotive Group,
Inc.* 435 29,362
Ascena Retail Group, Inc.* 957 1,388
At Home Group, Inc.*(a) 4,466 10,495
AutoNation, Inc.* 10,203 379,960
Barnes & Noble Education,
Inc.* 6,118 10,951
Bed Bath & Beyond, Inc.(a) 9,976 61,751
Big 5 Sporting Goods Corp.(a) 1,914 2,622
Boot Barn Holdings, Inc.* 1,497 27,635
Build-A-Bear Workshop, Inc.* 3,938 10,003
Caleres, Inc. 3,629 29,431
Cato Corp. (The), Class A 1,843 20,752
Chico's FAS, Inc. 11,771 17,657
Citi Trends, Inc. 1,494 16,972
Conn's, Inc.*(a) 2,640 17,846
Container Store Group, Inc.
(The)* 6,565 13,787
Designer Brands, Inc., Class A 5,316 33,757
Destination XL Group, Inc.* 1,161 450
Dick's Sporting Goods, Inc. 7,644 224,657
Express, Inc.* 6,072 12,569
Foot Locker, Inc. 12,313 315,582
Francesca's Holdings Corp.* 255 673
GameStop Corp., Class A*(a) 9,043 51,816
Gap, Inc. (The) 40,865 331,824
Genesco, Inc.* 1,503 28,452
Group 1 Automotive, Inc. 1,228 69,493
Guess?, Inc. 7,845 73,351
Haverty Furniture Cos., Inc. 1,834 24,814
Hibbett Sports, Inc.* 2,306 35,582
Hudson Ltd., Class A* 1,000 4,900
J. Jill, Inc.*(a) 1,033 470
Lithia Motors, Inc., Class A 2,057 227,422
MarineMax, Inc.* 2,496 35,967
National Vision Holdings, Inc.* 1,492 39,538
Office Depot, Inc. 43,315 96,159
Party City Holdco, Inc.* 4,471 3,391
Penske Automotive Group,
Inc. 9,840 354,043
Rent-A-Center, Inc. 1,616 32,166
RTW Retailwinds, Inc.* 7,295 2,275
Shoe Carnival, Inc.(a) 1,568 37,036
Signet Jewelers Ltd.(a) 4,404 44,304
Sonic Automotive, Inc., Class
A 2,441 52,311
Sportsman's Warehouse
Holdings, Inc.* 1,700 12,172
Tandy Leather Factory, Inc.* 1,309 5,197
Tilly's, Inc., Class A 2,890 17,022
TravelCenters of America,
Inc.* 453 4,988
Urban Outfitters, Inc.* 6,174 107,057
Zumiez, Inc.* 2,529 53,463
3,325,105
Technology Hardware, Storage & Peripherals 0.5%
AstroNova, Inc. 765 5,378
Intevac, Inc.* 3,894 21,417
Stratasys Ltd.*(a) 3,728 65,986
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.* 2,896 66,318
Xerox Holdings Corp. 14,519 265,552
424,651
Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd.* 4,188 63,867
Culp, Inc. 2,016 14,334
Delta Apparel, Inc.* 158 2,035
Fossil Group, Inc.* 3,794 15,024
G-III Apparel Group Ltd.* 2,785 31,554
Lakeland Industries, Inc.*(a) 1,538 20,948
Movado Group, Inc. 1,572 16,207
Oxford Industries, Inc. 642 26,913
PVH Corp. 7,819 384,929
Ralph Lauren Corp. 2,836 209,240
Rocky Brands, Inc. 1,432 30,717
Skechers USA, Inc., Class A* 315 8,877
Superior Group of Cos., Inc. 1,724 15,033
Tapestry, Inc. 7,881 117,269
Unifi, Inc.* 2,251 23,298
Vera Bradley, Inc.* 3,532 19,461
Wolverine World Wide, Inc. 410 8,401
1,008,107
Thrifts & Mortgage Finance 2.4%
Axos Financial, Inc.* 2,217 51,102
Bridgewater Bancshares, Inc.* 862 8,732
Capitol Federal Financial, Inc. 13,707 164,347
ESSA Bancorp, Inc. 1,116 13,392
Federal Agricultural Mortgage
Corp., Class C 469 31,249
First Defiance Financial Corp. 4,437 77,115
First Place Financial Corp.*^∞ 367 0
Flagstar Bancorp, Inc. 5,765 149,371
FS Bancorp, Inc. 194 8,138
Home Bancorp, Inc. 1,283 32,588
HomeStreet, Inc. 2,228 56,925
Kearny Financial Corp. 10,289 95,688
Merchants Bancorp 700 10,780
Meridian Bancorp, Inc. 3,111 36,648
Meta Financial Group, Inc. 1,451 26,727
Mr. Cooper Group, Inc.* 12,169 116,579
New York Community
Bancorp, Inc. 41,268 448,171
Northfield Bancorp, Inc. 5,085 57,308
Northwest Bancshares, Inc. 8,089 85,824
OceanFirst Financial Corp. 3,791 63,878
Ocwen Financial Corp.* 11,647 4,912
PCSB Financial Corp. 1,126 15,370
PennyMac Financial Services,
Inc. 956 28,843
Provident Financial Holdings,
Inc. 1,703 22,224
Provident Financial Services,
Inc. 5,849 83,933
Radian Group, Inc. 6,391 95,737
Riverview Bancorp, Inc. 3,853 21,307
Southern Missouri Bancorp,
Inc. 598 14,191
Sterling Bancorp, Inc. 1,475 5,325
Territorial Bancorp, Inc. 1,453 36,514

56 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide U.S. Small Cap Value Fund
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Timberland Bancorp, Inc. 690 13,352
TrustCo Bank Corp. 8,349 52,599
Walker & Dunlop, Inc. 812 31,205
Washington Federal, Inc. 900 24,066
Waterstone Financial, Inc. 3,737 54,261
Western New England
Bancorp, Inc. 4,598 27,634
WSFS Financial Corp. 4,691 136,883
2,202,918
Tobacco 0.1%
Pyxus International, Inc.*(a) 1,474 3,862
Universal Corp. 1,778 86,002
89,864
Trading Companies & Distributors 2.1%
Air Lease Corp. 10,270 268,561
Applied Industrial
Technologies, Inc. 2,310 121,021
Beacon Roofing Supply, Inc.* 9,319 205,018
BMC Stock Holdings, Inc.* 3,795 80,644
CAI International, Inc.* 1,776 29,286
DXP Enterprises, Inc.* 1,761 26,274
GATX Corp. 2,597 154,002
GMS, Inc.* 4,493 82,581
H&E Equipment Services, Inc. 1,994 32,422
Herc Holdings, Inc.* 425 11,998
Houston Wire & Cable Co.* 5,159 11,917
Kaman Corp. 2,155 83,528
Lawson Products, Inc.* 901 30,283
MRC Global, Inc.* 1,120 6,003
MSC Industrial Direct Co., Inc.,
Class A 2,225 132,699
NOW, Inc.* 14,788 91,242
Rush Enterprises, Inc., Class A 2,520 94,500
Textainer Group Holdings Ltd.* 8,003 70,266
Titan Machinery, Inc.* 3,049 28,661
Triton International Ltd. 6,508 201,618
Univar Solutions, Inc.* 2,145 31,145
Veritiv Corp.* 2,525 23,659
WESCO International, Inc.* 3,366 87,078
Willis Lease Finance Corp.* 352 7,044
1,911,450
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp. 10,799 297,944
Wireless Telecommunication Services 0.5%
Spok Holdings, Inc. 3,314 34,001
Telephone and Data Systems,
Inc. 12,442 244,112
United States Cellular Corp.* 5,355 170,450
448,563
Total Common Stocks
(cost $115,171,840) 92,075,631
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 25,466
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 6,172
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 31,638
Short-Term Investment 2.5%
Shares
Money Market Fund 2.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 2,270,072 2,270,072
Total Short-Term Investment
(cost $2,270,072) 2,270,072
Repurchase Agreement 0.3%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $252,816,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $258,466.
(c)(d) 252,816 252,816
Total Repurchase Agreement
(cost $252,816) 252,816
Total Investments
(cost $117,729,433) — 102.6% 94,630,157
Liabilities in excess of other assets — (2.6)% (2,394,952)
NET ASSETS — 100.0%
$ 92,235,205
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $3,675,444, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $2,270,072 and $252,816, respectively, and
by $1,417,798 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $3,940,686.

Nationwide U.S. Small Cap Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 57
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $2,522,888.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Common Stocks 94.5%
Shares Value ($)
Auto Components 2.3%
Dorman Products, Inc.* 16,611 1,047,822
Biotechnology 2.0%
Emergent BioSolutions , Inc.* 12,507 924,893
Building Products 1.5%
American Woodmark Corp.* 13,120 674,499
Capital Markets 8.3%
Focus Financial Partners, Inc.,
Class A* 92,555 2,208,362
Virtus Investment Partners,
Inc. 19,462 1,581,677
3,790,039
Chemicals 1.4%
Chase Corp. 6,753 636,538
Commercial Services & Supplies 19.9%
BrightView Holdings, Inc.* 63,289 811,365
Healthcare Services Group,
Inc.(a) 102,590 2,615,019
KAR Auction Services, Inc. 105,314 1,577,604
SP Plus Corp.* 51,009 1,075,780
UniFirst Corp. 14,245 2,395,297
US Ecology, Inc.(a) 20,216 662,680
9,137,745
Construction & Engineering 2.6%
EMCOR Group, Inc. 18,683 1,186,931
Electrical Equipment 5.0%
EnerSys 39,018 2,278,261
Electronic Equipment, Instruments & Components 6.2%
ePlus , Inc.* 31,284 2,213,343
FLIR Systems, Inc. 14,505 629,517
2,842,860
Health Care Equipment & Supplies 3.1%
Natus Medical, Inc.* 56,775 1,418,807
Health Care Providers & Services 3.6%
Addus HomeCare Corp.* 20,328 1,646,974
Insurance 3.5%
Enstar Group Ltd.* 11,262 1,628,710
IT Services 5.4%
Cass Information Systems,
Inc. 23,381 937,812
Verra Mobility Corp.* 174,768 1,565,921
2,503,733
Machinery 3.4%
Crane Co. 29,066 1,582,644
Media 1.9%
Hemisphere Media Group,
Inc.* 95,421 885,507
Paper & Forest Products 1.0%
Neenah, Inc. 9,488 463,584
Real Estate Management & Development 5.4%
Jones Lang LaSalle, Inc. 23,711 2,503,407
Road & Rail 2.0%
Landstar System, Inc. 8,704 899,210
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 4.2%
Cabot Microelectronics Corp. 15,616 1,913,585
Software 4.1%
Manhattan Associates, Inc.* 26,269 1,863,523
Specialty Retail 4.0%
America's Car-Mart, Inc.* 28,145 1,856,163
Trading Companies & Distributors 3.7%
Beacon Roofing Supply, Inc.* 76,956 1,693,032
Total Common Stocks
(cost $50,157,718) 43,378,467
Short-Term Investment 0.4%
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 164,081 164,081
Total Short-Term Investment
(cost $164,081) 164,081
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $18,274,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $18,682.
(c)(d) 18,274 18,274
Total Repurchase Agreement
(cost $18,274) 18,274
Total Investments
(cost $50,340,073) — 94.9% 43,560,822
Other assets in excess of liabilities — 5.1% 2,348,100
NET ASSETS — 100.0%
$ 45,908,922
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $218,581, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $164,081 and $18,274, respectively, and
by $41,301 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $223,656.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $182,355.

Nationwide WCM Focused Small Cap Fund - April 30, 2020 (Unaudited) - Statement of Investments - 59
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Ziegler Equity Income Fund
Common Stocks 99.4%
Shares Value ($)
Air Freight & Logistics 0.9%
United Parcel Service, Inc.,
Class B 2,301 217,813
Banks 14.2%
Bank of America Corp. 29,155 701,178
JPMorgan Chase & Co. 9,389 899,091
PNC Financial Services
Group, Inc. (The) 5,569 594,045
Truist Financial Corp. 17,003 634,552
US Bancorp 11,092 404,858
Wells Fargo & Co. 11,725 340,611
3,574,335
Beverages 1.7%
Coca-Cola Co. (The) 9,479 434,991
Biotechnology 4.5%
AbbVie, Inc. 4,224 347,213
Amgen, Inc. 1,778 425,333
Gilead Sciences, Inc. 4,440 372,960
1,145,506
Capital Markets 1.2%
Invesco Ltd. 34,799 299,967
Chemicals 1.1%
Dow, Inc. 7,264 266,516
Communications Equipment 1.1%
Cisco Systems, Inc. 6,277 266,019
Consumer Finance 1.0%
Discover Financial Services 5,630 241,921
Containers & Packaging 2.0%
International Paper Co. 5,891 201,767
Westrock Co. 9,255 297,918
499,685
Diversified Telecommunication Services 3.3%
Verizon Communications, Inc. 14,709 845,032
Electric Utilities 7.4%
Duke Energy Corp. 3,670 310,702
Edison International 7,296 428,348
FirstEnergy Corp. 13,084 539,977
PPL Corp. 11,618 295,330
Southern Co. (The) 5,113 290,060
1,864,417
Electrical Equipment 1.7%
Eaton Corp. plc 5,171 431,779
Energy Equipment & Services 0.6%
Schlumberger Ltd. 9,336 157,032
Equity Real Estate Investment Trusts (REITs) 5.1%
AvalonBay Communities, Inc. 2,514 409,656
Crown Castle International
Corp. 2,493 397,459
Duke Realty Corp. 13,663 474,106
1,281,221
Food & Staples Retailing 2.7%
Walgreens Boots Alliance, Inc. 3,125 135,281
Walmart, Inc. 4,508 547,948
683,229
Common Stocks
Shares Value ($)
Health Care Providers & Services 4.3%
Cardinal Health, Inc. 7,969 394,306
CVS Health Corp. 11,369 699,762
1,094,068
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp. 960 180,058
Household Durables 1.3%
Whirlpool Corp. 2,879 321,699
Household Products 3.4%
Kimberly-Clark Corp. 3,223 446,321
Procter & Gamble Co. (The) 3,531 416,199
862,520
Industrial Conglomerates 0.9%
3M Co. 1,541 234,109
Insurance 5.0%
Aflac, Inc. 9,174 341,640
American Financial Group, Inc. 4,732 313,448
MetLife, Inc. 17,144 618,555
1,273,643
IT Services 1.5%
International Business
Machines Corp. 2,952 370,653
Machinery 3.2%
Caterpillar, Inc. 4,512 525,107
Cummins, Inc. 1,739 284,326
809,433
Media 3.2%
Comcast Corp., Class A 15,038 565,880
Omnicom Group, Inc.(a) 4,420 252,073
817,953
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Chimera Investment Corp. 13,129 102,012
Multiline Retail 1.9%
Target Corp. 4,393 482,088
Oil, Gas & Consumable Fuels 6.0%
BP plc, ADR-UK 11,159 265,584
Chevron Corp. 5,953 547,676
Exxon Mobil Corp. 7,877 366,044
Valero Energy Corp. 5,322 337,149
1,516,453
Pharmaceuticals 7.8%
Johnson & Johnson 5,940 891,238
Merck & Co., Inc. 4,054 321,644
Pfizer, Inc. 19,698 755,615
1,968,497
Road & Rail 1.2%
Union Pacific Corp. 1,849 295,452
Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc. 1,342 364,514
Intel Corp. 9,141 548,277
Maxim Integrated Products,
Inc. 4,244 233,335
1,146,126
Specialty Retail 2.9%
Best Buy Co., Inc. 6,092 467,439

Nationwide Ziegler Equity Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Specialty Retail
Williams-Sonoma, Inc. 4,251 262,882
730,321
Technology Hardware, Storage & Peripherals 2.2%
Hewlett Packard Enterprise
Co. 26,079 262,355
Seagate Technology plc 6,003 299,850
562,205
Tobacco 0.5%
Altria Group, Inc. 3,114 122,224
Total Common Stocks
(cost $25,503,721) 25,098,977
Exchange Traded Fund 0.5%
Shares Value ($)
Equity Fund 0.5%
Vanguard Value ETF 1,370 135,027
Total Exchange Traded Fund
(cost $124,269) 135,027
Total Investments
(cost $25,627,990) — 99.9% 25,234,004
Other assets in excess of liabilities — 0.1% 15,593
NET ASSETS — 100.0%
$ 25,249,597
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $246,826, which was collateralized by $277,127 in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.38%, and maturity dates ranging from
6/4/2020 – 5/15/2049.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value Fund
Nationwide Bailard
Technology & Science
Fund
Assets:
Investment securities, at value
*
$ 48,990,396 $ 132,104,982
Repurchase agreement, at value 43,035 84,552
Cash 1,269,328 871,918
Deposits with broker for short positions — —
Interest and dividends receivable 31,677 16,933
Security lending income receivable 1,702 446
Receivable for investments sold 2,027,512 —
Receivable for capital shares issued 56,602 30,122
Receivable for reimbursement from investment adviser (Note 3) 6,489 —
Prepaid expenses 45,454 49,144
Total Assets 52,472,195 133,158,097
Liabilities:
Short positions in securities, at value — —
Payable for investments purchased 2,450,293 —
Payable for capital shares redeemed — 52,013
Payable upon return of securities loaned (Note 2) 429,450 843,760
Accrued expenses and other payables:
Investment advisory fees 27,418 75,661
Fund administration fees 15,143 16,720
Distribution fees 127 1,796
Administrative servicing fees 328 2,675
Accounting and transfer agent fees 4,630 4,783
Trustee fees 237 504
Custodian fees 1,574 2,681
Compliance program costs (Note 3) 75 150
Professional fees 14,511 14,533
Printing fees 9,362 15,675
Recoupment fees (Note 3) — —
Other 3,958 3,340
Total Liabilities 2,957,106 1,034,291
Net Assets $ 49,515,089 $ 132,123,806
* Includes value of securities on loan (Note 2) 534,143 1,228,581
Cost of investment securities 49,303,036 53,716,380
Cost of repurchase agreement 43,035 84,552
Proceeds of short positions in securities — —
Represented by:
Capital $ 63,579,365 $ 44,459,654
Total distributable earnings (loss) (14,064,276) 87,664,152
Net Assets $ 49,515,089 $ 132,123,806

Equity Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 63
Nationwide Diamond Hill
Large Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Nationwide Long/Short
Equity Fund
$ 18,009,468 $ 977,999,830 $ 493,653,777 $ 19,194,653
— 508,814 — —
741,523 3,836,413 17,867,130 1,542,291
— — — 8,251,266
11,967 478,460 46,737 13,880
— 38,940 413 —
129,655 4,776,454 1,456,221 —
150 66,189 217,038 —
13,946 — — 10,882
29,602 56,532 46,937 26,772
18,936,311 987,761,632 513,288,253 29,039,744
— — — 9,531,347
— 6,021,518 1,929,087 —
16 252,279 785,438 —
— 5,077,535 — —
8,699 371,101 282,925 20,944
14,219 36,308 25,546 13,900
3,650 29,242 32,164 11
5,844 156,709 99,783 669
4,687 108,579 15,262 1,594
95 4,048 2,252 132
1,699 21,380 18,577 1,506
29 1,186 717 27
15,045 15,059 16,633 14,728
22,087 79,193 174,813 36,754
— 4,356 — —
5,078 6,113 12,353 16,260
81,148 12,184,606 3,395,550 9,637,872
$ 18,855,163 $ 975,577,026 $ 509,892,703 $ 19,401,872
— 4,917,532 5,979,852 —
18,013,922 833,634,136 337,078,079 17,027,218
— 508,814 — —
— — — (8,684,120)
$ 19,823,040 $ 842,657,976 $ 352,370,822 $ 17,873,921
(967,877) 132,919,050 157,521,881 1,527,951
$ 18,855,163 $ 975,577,026 $ 509,892,703 $ 19,401,872

64 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value Fund
Nationwide Bailard
Technology & Science
Fund
Net Assets:
Class A Shares $ 209,328 $ 4,138,112
Class C Shares 112,020 1,243,304
Class M Shares 49,099,898 120,834,043
Class R Shares — —
Class R6 Shares 9,042 3,559,535
Institutional Service Class Shares 84,801 2,348,812
Total $ 49,515,089 $ 132,123,806
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 23,930 194,764
Class C Shares 14,168 67,785
Class M Shares 5,606,187 5,336,232
Class R Shares — —
Class R6 Shares 1,033 157,667
Institutional Service Class Shares 9,609 104,058
Total 5,654,927 5,860,506
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8.75(a) $ 21.25(a)
Class C Shares $ 7.91(b) $ 18.34(b)
Class M Shares $ 8.76 $ 22.64
Class R Shares $ — $ —
Class R6 Shares $ 8.75 $ 22.58
Institutional Service Class Shares $ 8.83 $ 22.57
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9.28 $ 22.55
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 65
Nationwide Diamond Hill
Large Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Nationwide Long/Short
Equity Fund
$ 14,823,354 $ 146,876,112 $ 89,036,809 $ 54,091
1,032,321 1,236,320 19,762,471 —
— — — —
— 9,259 — —
681,325 21,006,448 125,431,324 13,569,798
2,318,163 806,448,887 275,662,099 5,777,983
$ 18,855,163 $ 975,577,026 $ 509,892,703 $ 19,401,872
2,489,570 6,714,563 5,048,682 4,173
195,014 62,793 1,673,072 —
— — — —
— 437 — —
114,036 983,209 6,564,872 1,034,959
385,971 37,749,091 14,673,364 443,485
3,184,591 45,510,093 27,959,990 1,482,617
$ 5.95(a) $ 21.87(a) $ 17.64(a) $ 12.96(a)
$ 5.29(b) $ 19.69(b) $ 11.81(b) $ —
$ — $ — $ — $ —
$ — $ 21.19 $ — $ —
$ 5.97 $ 21.37 $ 19.11 $ 13.11
$ 6.01 $ 21.36 $ 18.79 $ 13.03
$ 6.31 $ 23.20 $ 18.72 $ 13.75
5.75% 5.75% 5.75% 5.75%

66 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All
Cap Growth Fund
Nationwide Mellon
Dynamic U.S. Core Fund
(formerly, Nationwide
Dynamic U.S. Growth
Fund)
Assets:
Investment securities, at value
*
$ 334,537,774 $ 946,213,048
Repurchase agreement, at value — 171,211
Cash 2,586,897 75,783,096
Deposits with broker for futures contracts — 9,695,290
Interest receivable 61,613 747,405
Security lending income receivable — 813
Receivable for investments sold 1,510,673 —
Receivable for capital shares issued 602,728 1,014,445
Receivable for reimbursement from investment adviser (Note 3) 11,249 30,269
Prepaid expenses 24,361 58,073
Total Assets 339,335,295 1,033,713,650
Liabilities:
Payable for investments purchased 1,403,424 68,641
Payable for capital shares redeemed 88,868 720,904
Payable for variation margin on futures contracts — 10,669,648
Payable upon return of securities loaned (Note 2) — 1,708,538
Accrued expenses and other payables:
Investment advisory fees 208,609 356,368
Fund administration fees 20,360 25,156
Distribution fees 1,090 12,748
Administrative servicing fees 26,845 240,416
Accounting and transfer agent fees 1,729 17,251
Trustee fees 1,347 2,421
Custodian fees 5,151 —
Compliance program costs (Note 3) 375 —
Professional fees 14,030 4,826
Printing fees 9,358 43,901
Other 7,639 9,291
Total Liabilities 1,788,825 13,880,109
Net Assets $ 337,546,470 $ 1,019,833,541
* Includes value of securities on loan (Note 2) — 2,041,974
Cost of investment securities 273,890,267 858,024,886
Cost of repurchase agreement — 171,211
Represented by:
Capital $ 275,558,394 $ 911,033,075
Total distributable earnings (loss) 61,988,076 108,800,466
Net Assets $ 337,546,470 $ 1,019,833,541

Equity Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 67
Nationwide Small
Company Growth Fund
Nationwide U.S. Small
Cap Value Fund
Nationwide WCM Focused
Small Cap Fund
Nationwide Ziegler Equity
Income Fund
$ 233,321,085 $ 94,377,341 $ 43,542,548 $ 25,234,004
73,824 252,816 18,274 —
3,149,735 271,819 2,536,481 116,156
— — — —
398 36,992 13,252 36,137
613 5,250 126 33
2,378,398 115,033 23,190 —
17,429 8,189 64,153 4,519
6,018 — 16,254 13,308
29,644 41,081 40,265 34,262
238,977,144 95,108,521 46,254,543 25,438,419
233,463 180,081 — —
391,136 40,830 69,209 95,145
— — — —
736,699 2,522,888 182,355 —
148,329 57,158 25,869 10,654
18,066 15,899 14,696 15,316
1,268 873 5,173 5,412
88,314 16,717 11,353 12,666
4,442 3,815 3,840 4,242
1,163 516 208 324
7,367 1,008 1,481 3,584
385 149 83 103
15,149 15,963 15,172 18,728
8,217 13,924 10,831 11,226
3,854 3,495 5,351 11,422
1,657,852 2,873,316 345,621 188,822
$ 237,319,292 $ 92,235,205 $ 45,908,922 $ 25,249,597
3,442,458 3,675,444 218,581 246,826
173,005,101 117,476,617 50,321,799 25,627,990
73,824 252,816 18,274 —
$ 157,243,780 $ 116,850,021 $ 60,357,641 $ 25,859,949
80,075,512 (24,614,816) (14,448,719) (610,352)
$ 237,319,292 $ 92,235,205 $ 45,908,922 $ 25,249,597

68 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All
Cap Growth Fund
Nationwide Mellon
Dynamic U.S. Core Fund
(formerly, Nationwide
Dynamic U.S. Growth
Fund)
Net Assets:
Class A Shares $ 5,634,871 $ 44,956,437
Class C Shares — 5,374,708
Class R Shares — 89,326
Class R6 Shares 177,589,388 178,244,676
Eagle Class Shares 150,681,943 722,232,951
Institutional Service Class Shares 3,640,268 68,935,443
Total $ 337,546,470 $ 1,019,833,541
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 441,586 5,026,700
Class C Shares — 975,036
Class R Shares — 10,418
Class R6 Shares 13,809,013 18,318,662
Eagle Class Shares 11,717,728 73,570,038
Institutional Service Class Shares 283,573 7,028,053
Total 26,251,900 104,928,907
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12.76(a) $ 8.94(a)
Class C Shares $ — $ 5.51(b)
Class R Shares $ — $ 8.57
Class R6 Shares $ 12.86 $ 9.73
Eagle Class Shares $ 12.86 $ 9.82
Institutional Service Class Shares $ 12.84 $ 9.81
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13.54 $ 9.49
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 69
Nationwide Small
Company Growth Fund
Nationwide U.S. Small
Cap Value Fund
Nationwide WCM Focused
Small Cap Fund
Nationwide Ziegler Equity
Income Fund
$ 5,868,449 $ 2,050,057 $ 11,360,782 $ 14,323,966
— 653,031 4,026,085 3,228,074
— — — —
— 4,300,437 2,366,441 487,150
— — — —
231,450,843 85,231,680 28,155,614 7,210,407
$ 237,319,292 $ 92,235,205 $ 45,908,922 $ 25,249,597
315,340 251,709 626,564 1,435,614
— 88,331 259,335 328,153
— — — —
— 513,128 123,354 48,544
— — — —
12,257,238 10,376,399 1,477,960 718,733
12,572,578 11,229,567 2,487,213 2,531,044
$ 18.61(a) $ 8.14(a) $ 18.13(a) $ 9.98(a)
$ — $ 7.39(b) $ 15.52(b) $ 9.84(b)
$ — $ — $ — $ —
$ — $ 8.38 $ 19.18 $ 10.04
$ — $ — $ — $ —
$ 18.88 $ 8.21 $ 19.05 $ 10.03
$ 19.75 $ 8.64 $ 19.24 $ 10.59
5.75% 5.75% 5.75% 5.75%

70 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Nationwide Bailard
Technology &
Science Fund
INVESTMENT INCOME:
Dividend income $ 631,514 $ 579,453
Income from securities lending (Note 2) 7,009 8,491
Interest income 4,005 7,614
Foreign tax withholding (615) (3,443)
Total Income 641,913 592,115
EXPENSES:
Investment advisory fees 216,357 500,264
Fund administration fees 48,737 57,307
Distribution fees Class A 467 6,058
Distribution fees Class C 664 6,253
Distribution fees Class R — —
Administrative servicing fees Class A 223 1,133
Administrative servicing fees Class C 33 313
Administrative servicing fees Class R — —
Administrative servicing fees Institutional Service Class 187 1,335
Registration and filing fees 32,048 32,631
Professional fees 15,443 16,856
Printing fees 5,876 6,962
Trustee fees 963 2,154
Custodian fees 1,520 2,916
Accounting and transfer agent fees 6,366 7,850
Compliance program costs (Note 3) 110 246
Other 3,233 4,076
Total expenses before dividend and interest expense on short position 332,227 646,354
Dividend expense on short positions — —
Broker interest expense on short positions — —
Total expenses before fees waived and expenses reimbursed 332,227 646,354
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (22,216) —
Net Expenses 310,011 646,354
NET INVESTMENT INCOME/(LOSS) 331,902 (54,239)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (8,622,925) 9,509,361
Foreign currency transactions (Note 2) — —
Closed short positions in securities (Note 2) — —
Net realized gains (losses) (8,622,925) 9,509,361
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (4,831,826) 2,493,545
Translation of assets and liabilities denominated in foreign currencies — —
Short positions in securities (Note 2) — —
Net change in unrealized appreciation/depreciation (4,831,826) 2,493,545
Net realized/unrealized gains (losses) (13,454,751) 12,002,906
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (13,122,849) $ 11,948,667
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 71
Nationwide Diamond Hill
Large Cap Concentrated
Fund Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Nationwide Long/Short
Equity Fund
$ 232,118 $ 8,355,735 $ 1,724,838 $ 246,541
— 98,285 4,241 —
2,075 29,977 103,547 5,262
— (31,144) — —
234,193 8,452,853 1,832,626 251,803
65,054 2,703,374 1,964,410 146,374
43,650 168,956 104,573 42,646
21,326 191,846 122,093 71
5,593 6,810 111,596 —
— 20 — —
9,380 30,695 53,722 —
447 597 11,159 —
— 10 — —
2,343 339,809 182,716 3,326
26,092 35,193 39,048 19,804
15,247 32,572 24,652 15,028
10,343 51,345 101,737 15,148
362 16,516 9,159 325
1,619 23,115 16,035 730
7,473 188,527 23,068 1,658
40 1,876 1,022 40
2,375 15,322 12,352 6,908
211,344 3,806,583 2,777,342 252,058
— — — 47,712
— — — 58,669
211,344 3,806,583 2,777,342 358,439
— (228,622) — —
(83,374) — — (60,181)
127,970 3,577,961 2,777,342 298,258
106,223 4,874,892 (944,716) (46,455)
171,458 (11,243,859) 2,871,526 (114,564)
— (18) — —
— — — 655,294
171,458 (11,243,877) 2,871,526 540,730
(2,838,135) (7,415,030) (16,083,754) (1,442,317)
— 18 — —
— — — (376,335)
(2,838,135) (7,415,012) (16,083,754) (1,818,652)
(2,666,677) (18,658,889) (13,212,228) (1,277,922)
$ (2,560,454) $ (13,783,997) $ (14,156,944) $ (1,324,377)

72 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis
All Cap Growth
Fund
Nationwide Mellon
Dynamic U.S. Core
Fund (formerly,
Nationwide Dynamic
U.S. Growth Fund)
INVESTMENT INCOME:
Dividend income $ 2,005,125 $ 7,055,603
Interest income 25,073 746,433
Income from securities lending (Note 2) 2,365 2,912
Foreign tax withholding (78,340) —
Total Income 1,954,223 7,804,948
EXPENSES:
Investment advisory fees 1,428,579 1,939,909
Fund administration fees 81,636 137,141
Distribution fees Class A 7,200 56,254
Distribution fees Class C — 26,892
Distribution fees Class R — 223
Administrative servicing fees Class A 7,201 13,510
Administrative servicing fees Class C — 1,615
Administrative servicing fees Class R — 58
Administrative servicing fees Eagle Class 76,691 289,723
Administrative servicing fees Institutional Service Class 2,519 26,004
Registration and filing fees 27,349 38,332
Professional fees 20,607 21,734
Printing fees 5,369 32,076
Trustee fees 5,662 11,837
Custodian fees 6,939 5,160
Accounting and transfer agent fees 2,784 101,589
Compliance program costs (Note 3) 658 1,647
Other 6,125 7,502
Total expenses before fees waived and expenses reimbursed 1,679,319 2,711,206
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (66,901) (130,526)
Net Expenses 1,612,418 2,580,680
NET INVESTMENT INCOME/(LOSS) 341,805 5,224,268
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 2,106,534 12,153,252
Expiration or closing of futures contracts (Note 2) — 3,905,649
Net realized gains (losses) 2,106,534 16,058,901
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 18,837,049 196,714,636 (a)
Futures contracts (Note 2) — 2,638,253
Net change in unrealized appreciation/depreciation 18,837,049 199,352,889
Net realized/unrealized gains (losses) 20,943,583 215,411,790
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 21,285,388 $ 220,636,058
Amounts designated as "—" are zero or have been rounded to zero.
(a)
Includes unrealized appreciation $129,588,307 from the merger (Note 11).

Equity Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 73
Nationwide Small
Company Growth Fund
Nationwide U.S. Small
Cap Value Fund
Nationwide WCM Focused
Small Cap Fund
Nationwide Ziegler Equity
Income Fund
$ 245,297 $ 1,048,618 $ 244,639 $ 599,394
43,389 2,492 48,434 970
2,203 26,250 755 304
— (937) — —
290,889 1,076,423 293,828 600,668
1,153,361 427,511 230,523 90,282
70,716 52,750 48,097 44,724
30,867 3,250 17,826 22,709
— 4,940 24,419 20,968
— — — —
17,181 910 6,418 5,197
— 494 2,932 1,886
— — — —
— — — —
312,395 116,811 19,902 4,957
21,815 26,613 28,025 26,287
19,741 17,420 16,175 14,576
14,220 7,512 9,686 7,829
4,533 1,742 1,045 735
7,277 4,340 1,395 2,004
7,934 3,975 5,613 6,391
497 192 122 65
5,249 4,680 3,167 4,800
1,665,786 673,140 415,345 253,410
— — (332) —
(15,425) — (94,554) (74,901)
1,650,361 673,140 320,459 178,509
(1,359,472) 403,283 (26,631) 422,159
24,080,318 (1,738,737) (6,761,469) (354,540)
— — — —
24,080,318 (1,738,737) (6,761,469) (354,540)
(14,896,724) (22,071,461) (9,469,777) (5,164,334)
— — — —
(14,896,724) (22,071,461) (9,469,777) (5,164,334)
9,183,594 (23,810,198) (16,231,246) (5,518,874)
$ 7,824,122 $ (23,406,915) $ (16,257,877) $ (5,096,715)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment inco me/(loss) $ 331,902 $ 505,623
Net realized gains (losses) (8,622,925) (5,094,300)
Net change in unrealized appreciation/depreciation (4,831,826) 3,609,102
Change in net assets resulting from operations (13,122,849) (979,575)
Distributions to Shareholders From:
Distributable earnings:
Class A (2,361) (48,958)
Class C (625) (22,615)
Class M (395,245) (8,431,453)
Class R6 (73) (1,251)
Institutional Service Class (1,447) (19,274)
Change in net assets from shareholder distributions (399,751) (8,523,551)
Change in net assets from capital transactions 981,063 (14,203,225)
Change in net assets (12,541,537) (23,706,351)
Net Assets:
Beginning of period 62,056,626 85,762,977
End of period $ 49,515,089 $ 62,056,626
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,864 $ 105,398
Proceeds from shares issued from class conversion (Note 1) — 7,019
Dividends reinvested 2,247 44,806
Cost of shares redeemed (164,241) (105,309)
Total Class A Shares (159,130) 51,914
Class C Shares
Proceeds from shares issued 372 4,904
Dividends reinvested 583 21,483
Cost of shares redeemed in class conversion (Note 1) — (7,019)
Cost of shares redeemed (20) (44,823)
Total Class C Shares 935 (25,455)
Class M Shares
Proceeds from shares issued 4,895,143 6,321,911
Dividends reinvested 306,668 6,159,869
Cost of shares redeemed (3,988,840) (26,777,480)
Total Class M Shares 1,212,971 (14,295,700)
Class R6 Shares
Proceeds from shares issued 262 1,077
Dividends reinvested 73 1,251
Cost of shares redeemed (111) (1,080)
Total Class R6 Shares 224 1,248
Institutional Service Class Shares
Proceeds from shares issued 158,205 100,665
Dividends reinvested 1,447 19,274
Cost of shares redeemed (233,589) (55,171)
Total Institutional Service Class Shares (73,937) 64,768
Change in net assets from capital transactions $ 981,063 $ (14,203,225)

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Bailard Technology & Science Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ (54,239) $ 114,474 $ 106,223 $ 219,920
9,509,361 9,834,455 171,458 (1,024,682)
2,493,545 6,654,342 (2,838,135) 3,097,260
11,948,667 16,603,271 (2,560,454) 2,292,498
(365,574) (563,697) (74,320) (9,269,428)
(94,810) (196,154) (1,560) (1,078,138)
(9,092,814) (16,458,707) — —
(237,964) (590,157) (4,703) (1,025,877)
(161,241) (242,615) (15,291) (1,828,465)
(9,952,403) (18,051,330) (95,874) (13,201,908)
(2,285,409) (597,962) (1,805,141) 308,783
(289,145) (2,046,021) (4,461,469) (10,600,627)
132,412,951 134,458,972 23,316,632 33,917,259
$ 132,123,806 $ 132,412,951 $ 18,855,163 $ 23,316,632
$ 659,966 $ 1,428,264 $ 217,016 $ 786,584
— 7,022 33,207 551,155
354,007 536,465 73,572 9,085,573
(1,661,368) (1,140,285) (1,522,611) (10,786,232)
(647,395) 831,466 (1,198,816) (362,920)
339,527 60,988 114,235 235,190
91,349 187,069 1,554 1,002,417
— (7,022) (33,207) (551,155)
(250,795) (352,747) (181,421) (580,724)
180,081 (111,712) (98,839) 105,728
1,375,693 4,019,004 — —
7,262,395 13,279,577 — —
(11,286,599) (17,397,531) — —
(2,648,511) (98,950) — —
748,402 773,016 34,517 34,015
237,964 590,157 4,703 955,989
(392,632) (2,791,170) (61,387) (1,493,817)
593,734 (1,427,997) (22,167) (503,813)
283,205 187,547 191,828 2,542,246
161,241 242,615 15,291 1,828,465
(207,764) (220,931) (692,438) (3,300,923)
236,682 209,231 (485,319) 1,069,788
$ (2,285,409) $ (597,962) $ (1,805,141) $ 308,783

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 296 9,536
Issued in class conversion (Note 1) — 654
Reinvested 191 4,512
Redeemed (17,415) (9,343)
Total Class A Shares (16,928) 5,359
Class C Shares
Issued 40 498
Reinvested 54 2,366
Redeemed in class conversion (Note 1) — (719)
Redeemed (2) (4,558)
Total Class C Shares 92 (2,413)
Class M Shares
Issued 559,190 571,114
Reinvested 25,945 619,533
Redeemed (429,405) (2,512,649)
Total Class M Shares 155,730 (1,322,002)
Class R6 Shares
Issued 34 97
Reinvested 6 126
Redeemed (14) (98)
Total Class R6 Shares 26 125
Institutional Service Class Shares
Issued 14,275 8,891
Reinvested 122 1,935
Redeemed (24,339) (5,053)
Total Institutional Service Class Shares (9,942) 5,773
Total change in shares 128,978 (1,313,158)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Bailard Technology & Science Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
31,593 76,801 33,013 119,755
— 350 5,135 85,716
16,778 31,575 11,017 1,620,112
(84,010) (57,112) (241,618) (1,063,162)
(35,639) 51,614 (192,453) 762,421
18,938 3,424 22,056 45,808
5,003 12,480 246 200,822
— (399) (5,774) (96,188)
(14,576) (20,967) (30,924) (98,621)
9,365 (5,462) (14,396) 51,821
59,519 192,836 — —
323,348 738,986 — —
(507,252) (916,902) — —
(124,385) 14,920 — —
32,911 37,207 5,704 4,519
10,628 32,933 712 169,921
(17,400) (128,744) (8,852) (223,167)
26,139 (58,604) (2,436) (48,727)
12,580 8,776 33,201 240,160
7,198 13,531 2,284 323,063
(9,371) (10,799) (105,162) (368,061)
10,407 11,508 (69,677) 195,162
(114,113) 13,976 (278,962) 960,677

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ 4,874,892 $ 9,800,295
Net realized gains (losses) (11,243,877) 21,700,592
Net change in unrealized appreciation/depreciation (7,415,012) 99,943,649
Change in net assets resulting from operations (13,783,997) 131,444,536
Distributions to Shareholders From:
Distributable earnings:
Class A (3,488,220) (28,614,394)
Class C (32,758) (642,159)
Class R (168) (11,565)
Class R6 (48,272) (1,023)
Institutional Service Class (20,911,356) (168,576,285)
Change in net assets from shareholder distributions (24,480,774) (197,845,426)
Change in net assets from capital transactions (6,630,311) 80,548,221
Change in net assets (44,895,082) 14,147,331
Net Assets:
Beginning of period 1,020,472,108 1,006,324,777
End of period $ 975,577,026 $ 1,020,472,108
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,929,930 $ 5,006,945
Proceeds from shares issued from class conversion (Note 1) 106,228 670,724
Dividends reinvested 3,446,049 28,190,935
Cost of shares redeemed (8,896,411) (19,156,155)
Total Class A Shares (414,204) 14,712,449
Class C Shares
Proceeds from shares issued 14,769 223,512
Dividends reinvested 23,521 568,694
Cost of shares redeemed in class conversion (Note 1) (106,228) (670,724)
Cost of shares redeemed (123,414) (1,354,232)
Total Class C Shares (191,352) (1,232,750)
Class R Shares
Proceeds from shares issued 1,952 6,815
Dividends reinvested 168 11,565
Cost of shares redeemed — (61,794)
Total Class R Shares 2,120 (43,414)
Class R6 Shares
Proceeds from shares issued 24,133,231 —
Dividends reinvested 48,272 1,023
Cost of shares redeemed (989,468) —
Total Class R6 Shares 23,192,035 1,023
Institutional Service Class Shares
Proceeds from shares issued 31,814,018 19,457,837
Dividends reinvested 20,109,704 161,996,145
Cost of shares redeemed (81,142,632) (114,343,069)
Total Institutional Service Class Shares (29,218,910) 67,110,913
Change in net assets from capital transactions $ (6,630,311) $ 80,548,221

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 79
Nationwide Geneva Mid Cap Growth Fund Nationwide Long/Short Equity Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ (944,716) $ (1,424,538) $ (46,455) $ (136,286)
2,871,526 99,198,929 540,730 399,236
(16,083,754) (9,824,572) (1,818,652) 1,211,542
(14,156,944) 87,949,819 (1,324,377) 1,474,492
(16,932,725) (28,244,481) (768) (1,117)
(5,380,946) (13,169,532) — —
— — — —
(20,188,651) (27,395,752) (197,765) (331,754)
(49,136,235) (109,448,470) (87,614) (191,895)
(91,638,557) (178,258,235) (286,147) (524,766)
39,960,625 (45,356,986) (1,520,023) (1,386,193)
(65,834,876) (135,665,402) (3,130,547) (436,467)
575,727,579 711,392,981 22,532,419 22,968,886
$ 509,892,703 $ 575,727,579 $ 19,401,872 $ 22,532,419
$ 3,785,344 $ 15,715,337 $ 34,387 $ 7,151
38,606 406,504 — —
16,640,543 27,575,024 768 1,117
(15,757,957) (38,274,161) (22,601) (9,091)
4,706,536 5,422,704 12,554 (823)
739,683 2,731,024 — —
5,195,118 12,684,264 — —
(38,606) (406,504) — —
(4,890,166) (25,237,872) — —
1,006,029 (10,229,088) — —
— — — —
— — — —
— — — —
— — — —
16,830,828 51,957,152 11 —
18,607,454 27,202,788 197,765 331,754
(17,994,347) (47,742,279) (1,000,009) —
17,443,935 31,417,661 (802,233) 331,754
31,493,627 98,032,151 4,253 81,594
47,521,684 100,221,398 87,614 191,850
(62,211,186) (270,221,812) (822,211) (1,990,568)
16,804,125 (71,968,263) (730,344) (1,717,124)
$ 39,960,625 $ (45,356,986) $ (1,520,023) $ (1,386,193)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 218,969 233,157
Issued in class conversion (Note 1) 4,602 30,866
Reinvested 148,988 1,486,366
Redeemed (405,760) (901,247)
Total Class A Shares (33,201) 849,142
Class C Shares
Issued 748 11,208
Reinvested 1,117 33,208
Redeemed in class conversion (Note 1) (5,107) (34,116)
Redeemed (5,769) (69,385)
Total Class C Shares (9,011) (59,085)
Class R Shares
Issued 93 330
Reinvested 7 629
Redeemed — (3,027)
Total Class R Shares 100 (2,068)
Class R6 Shares
Issued 1,024,253 —
Reinvested 2,426 55
Redeemed (43,730) —
Total Class R6 Shares 982,949 55
Institutional Service Class Shares
Issued 1,544,898 926,267
Reinvested 892,471 8,731,208
Redeemed (3,665,726) (5,330,832)
Total Institutional Service Class Shares (1,228,357) 4,326,643
Total change in shares (287,520) 5,114,687
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 81
Nationwide Geneva Mid Cap Growth Fund Nationwide Long/Short Equity Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
194,085 757,506 2,555 531
2,298 19,220 — —
872,603 1,563,210 53 88
(828,097) (1,859,250) (1,976) (656)
240,889 480,686 632 (37)
58,011 187,393 — —
405,552 985,568 — —
(3,394) (26,517) — —
(368,236) (1,637,098) — —
91,933 (490,654) — —
— — — —
— — — —
— — — —
— — — —
893,171 2,211,244 1 —
901,961 1,447,727 13,583 26,020
(878,617) (2,152,485) (66,801) —
916,515 1,506,486 (53,217) 26,020
1,614,070 4,506,999 293 5,891
2,340,970 5,402,771 6,055 15,118
(3,157,233) (12,465,362) (60,526) (143,871)
797,807 (2,555,592) (54,178) (122,862)
2,047,144 (1,059,074) (106,763) (96,879)

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Loomis All Cap Growth Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ 341,805 $ 541,422
Net realized gains 2,106,534 4,369,016
Net change in unrealized appreciation/depreciation 18,837,049 31,949,645
Change in net assets resulting from operations 21,285,388 36,860,083
Distributions to Shareholders From:
Distributable earnings:
Class A (76,412) (42,498)
Class C — —
Class R — —
Class R6 (2,705,218) (12,883,459)
Eagle Class (2,112,440) (281,861)
Institutional Service Class (183,862) (373,823)
Change in net assets from shareholder distributions (5,077,932) (13,581,641)
Change in net assets from capital transactions (12,359,799) 128,469,885
Change in net assets 3,847,657 151,748,327
Net Assets:
Beginning of period 333,698,813 181,950,486
End of period $ 337,546,470 $ 333,698,813
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,197,558 $ 5,136,477
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 76,412 42,321
Cost of shares redeemed (1,113,126) (952,300)
Total Class A Shares 160,844 4,226,498
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 20,671,557 14,104,690
Dividends reinvested 2,705,218 12,883,459
Cost of shares redeemed (32,450,146) (33,312,391)
Total Class R6 Shares (9,073,371) (6,324,242)
Eagle Class Shares
Proceeds from shares issued 24,583,911 140,371,561
Proceeds from shares issued from merger (Note 11) — —
Dividends reinvested 2,112,440 281,861
Cost of shares redeemed (18,203,496) (16,443,101)
Total Eagle Class Shares 8,492,855 124,210,321
Institutional Service Class Shares
Proceeds from shares issued 1,896,400 12,365,995
Dividends reinvested 183,862 373,823
Cost of shares redeemed (14,020,389) (6,382,510)
Total Institutional Service Class Shares (11,940,127) 6,357,308
Change in net assets from capital transactions $ (12,359,799) $ 128,469,885

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 83
Nationwide Mellon Dynamic U.S. Core Fund (formerly,
Nationwide Dynamic U.S. Growth Fund) Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 5,224,268 $ 3,794,701 $ (1,359,472) $ (2,996,012)
16,058,901 11,685,964 24,080,318 32,247,209
199,352,889 25,325,264 (14,896,724) 4,112,362
220,636,058 40,805,929 7,824,122 33,363,559
(3,447,852) (9,253,574) (3,568,814) (1,405,057)
(637,971) (1,742,162) — —
(6,927) (22,922) — —
(13,667,825) (52,402,819) — —
(1,613,270) (1,393) — —
(2,673,307) (3,489,236) (24,574,933) (13,202,032)
(22,047,152) (66,912,106) (28,143,747) (14,607,089)
553,617,974 82,039,156 (42,248,914) (14,817,599)
752,206,880 55,932,979 (62,568,539) 3,938,871
267,626,661 211,693,682 299,887,831 295,948,960
$ 1,019,833,541 $ 267,626,661 $ 237,319,292 $ 299,887,831
$ 6,871,136 $ 13,872,212 $ 4,578,373 $ 17,754,275
2,179 72,705 — —
3,347,809 8,943,273 3,515,791 1,380,442
(4,716,782) (5,885,715) (36,714,000) (14,983,253)
5,504,342 17,002,475 (28,619,836) 4,151,464
1,170,821 2,119,494 — —
588,156 1,554,343 — —
(2,179) (72,705) — —
(980,754) (1,658,649) — —
776,044 1,942,483 — —
4,039 9,127 — —
6,927 22,267 — —
(319) (5,229) — —
10,647 26,165 — —
4,960,511 5,266,191 — —
13,367,223 51,047,383 — —
(11,400,752) (22,275,396) — —
6,926,982 34,038,178 — —
(127,265,794) — — —
835,266,893 — — —
1,526,496 1,393 — —
(205,563,962) — — —
503,963,633 1,393 — —
45,103,294 35,857,975 6,381,779 33,753,526
2,672,390 1,825,053 24,559,149 13,202,032
(11,339,358) (8,654,566) (44,570,006) (65,924,621)
36,436,326 29,028,462 (13,629,078) (18,969,063)
$ 553,617,974 $ 82,039,156 $ (42,248,914) $ (14,817,599)

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide Loomis All Cap Growth Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 96,590 448,335
Issued in class conversion (Note 1) — —
Reinvested 5,951 4,109
Redeemed (86,591) (80,901)
Total Class A Shares 15,950 371,543
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,649,976 1,204,346
Reinvested 209,544 1,244,907
Redeemed (2,672,637) (2,901,267)
Total Class R6 Shares (813,117) (452,014)
Eagle Class Shares
Issued 1,957,390 12,457,962
Issued in merger (Note 11) — —
Reinvested 163,502 26,954
Redeemed (1,515,599) (1,394,809)
Total Eagle Class Shares 605,293 11,090,107
Institutional Service Class Shares
Issued 143,601 1,013,323
Reinvested 14,253 36,130
Redeemed (1,059,426) (541,681)
Total Institutional Service Class Shares (901,572) 507,772
Total change in shares (1,093,446) 11,517,408
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 85
Nationwide Mellon Dynamic U.S. Core Fund (formerly,
Nationwide Dynamic U.S. Growth Fund) Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
740,002 1,595,526 228,477 903,276
233 7,826 — —
359,275 1,153,032 183,401 83,209
(540,825) (646,107) (1,873,609) (751,016)
558,685 2,110,277 (1,461,731) 235,469
200,664 367,943 — —
102,049 309,461 — —
(372) (12,117) — —
(169,357) (279,348) — —
132,984 385,939 — —
451 1,043 — —
775 2,989 — —
(36) (575) — —
1,190 3,457 — —
485,807 556,178 — —
1,321,067 6,093,474 — —
(1,140,794) (2,237,586) — —
666,080 4,412,066 — —
238,782 — — —
80,800,627 — — —
163,433 165 — —
(7,633,316) — — —
73,569,526 165 — —
4,725,238 3,463,305 329,976 1,691,925
262,211 214,802 1,263,331 786,772
(1,131,703) (944,207) (2,375,357) (3,298,192)
3,855,746 2,733,900 (782,050) (819,495)
78,784,211 9,645,804 (2,243,781) (584,026)

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide U.S. Small Cap Value Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ 403,283 $ 909,691
Net realized gains (losses) (1,738,737) 6,097,019
Net change in unrealized appreciation/depreciation (22,071,461) (10,432,059)
Change in net assets resulting from operations (23,406,915) (3,425,349)
Distributions to Shareholders From:
Distributable earnings:
Class A (177,082) (430,727)
Class C (81,768) (181,468)
Class R6 (322,366) (651,740)
Institutional Service Class (6,095,082) (13,735,686)
Change in net assets from shareholder distributions (6,676,298) (14,999,621)
Change in net assets from capital transactions 1,527,343 (36,321,917)
Change in net assets (28,555,870) (54,746,887)
Net Assets:
Beginning of period 120,791,075 175,537,962
End of period $ 92,235,205 $ 120,791,075
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 209,721 $ 470,471
Proceeds from shares issued from class conversion (Note 1) — 9,875
Dividends reinvested 166,056 304,752
Cost of shares redeemed (408,385) (2,827,335)
Total Class A Shares (32,608) (2,042,237)
Class C Shares
Proceeds from shares issued 13,690 64,420
Dividends reinvested 76,452 163,267
Cost of shares redeemed in class conversion (Note 1) — (9,875)
Cost of shares redeemed (417,990) (960,906)
Total Class C Shares (327,848) (743,094)
Class R6 Shares
Proceeds from shares issued 1,043,687 1,760,718
Dividends reinvested 322,333 651,740
Cost of shares redeemed (1,443,642) (3,312,783)
Total Class R6 Shares (77,622) (900,325)
Institutional Service Class Shares
Proceeds from shares issued 19,024,020 25,237,446
Dividends reinvested 6,093,630 13,727,912
Cost of shares redeemed (23,152,229) (71,601,619)
Total Institutional Service Class Shares 1,965,421 (32,636,261)
Change in net assets from capital transactions $ 1,527,343 $ (36,321,917)

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 87
Nationwide WCM Focused Small Cap Fund Nationwide Ziegler Equity Income Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ (26,631) $ (337,308) $ 422,159 $ 3,833,607
(6,761,469) 2,496,286 (354,540) 60,728,556
(9,469,777) 4,414,879 (5,164,334) (50,526,949)
(16,257,877) 6,573,857 (5,096,715) 14,035,214
(706,054) (5,461,760) (2,187,095) (3,402,913)
(276,125) (3,108,981) (501,993) (1,265,955)
(97,895) (584,433) (63,123) (49,918,070)
(1,850,826) (13,719,635) (1,238,973) (2,213,645)
(2,930,900) (22,874,809) (3,991,184) (56,800,583)
(2,509,203) 13,282,990 (2,914,291) (238,744,987)
(21,697,980) (3,017,962) (12,002,190) (281,510,356)
67,606,902 70,624,864 37,251,787 318,762,143
$ 45,908,922 $ 67,606,902 $ 25,249,597 $ 37,251,787
$ 1,223,054 $ 3,994,617 $ 228,134 $ 3,420,351
120 261,495 280 361,901
661,518 5,305,533 2,149,618 3,329,349
(1,663,283) (5,296,251) (3,058,687) (2,994,121)
221,409 4,265,394 (680,655) 4,117,480
1,008,584 1,430,652 176,034 1,198,517
237,506 2,671,963 434,789 1,112,633
(120) (261,495) (280) (361,901)
(657,429) (4,935,789) (972,291) (3,384,546)
588,541 (1,094,669) (361,748) (1,435,297)
808,719 1,302,978 20,653 2,558,645
95,386 532,012 63,123 49,913,807
(210,918) (2,087,327) (18,189) (295,258,414)(a)
693,187 (252,337) 65,587 (242,785,962)
12,585,917 20,886,006 455,281 2,798,365
1,705,298 12,782,128 1,137,701 2,054,261
(18,303,555) (23,303,532) (3,530,457) (3,493,834)
(4,012,340) 10,364,602 (1,937,475) 1,358,792
$ (2,509,203) $ 13,282,990 $ (2,914,291) $ (238,744,987)

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Equity Funds
Nationwide U.S. Small Cap Value Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 21,586 42,254
Issued in class conversion (Note 1) — 900
Reinvested 14,340 29,345
Redeemed (42,896) (244,963)
Total Class A Shares (6,970) (172,464)
Class C Shares
Issued 1,288 6,114
Reinvested 7,253 17,132
Redeemed in class conversion (Note 1) — (984)
Redeemed (43,158) (93,273)
Total Class C Shares (34,617) (71,011)
Class R6 Shares
Issued 126,584 148,228
Reinvested 27,087 61,060
Redeemed (127,695) (296,860)
Total Class R6 Shares 25,976 (87,572)
Institutional Service Class Shares
Issued 2,499,848 2,136,435
Reinvested 521,715 1,311,650
Redeemed (2,177,434) (6,457,758)
Total Institutional Service Class Shares 844,129 (3,009,673)
Total change in shares 828,518 (3,340,720)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Amount includes in-kind redemptions. (See Note 3)

Equity Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 89
Nationwide WCM Focused Small Cap Fund Nationwide Ziegler Equity Income Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
54,026 169,604 18,487 282,522
5 11,228 24 28,860
26,869 263,957 174,782 287,195
(78,768) (233,951) (282,101) (239,167)
2,132 210,838 (88,808) 359,410
49,537 75,092 14,484 101,215
11,235 152,596 35,596 97,463
(6) (12,965) (24) (29,256)
(37,200) (237,229) (86,493) (273,931)
23,566 (22,506) (36,437) (104,509)
42,910 57,255 1,813 214,583
3,666 25,190 5,123 4,311,763
(9,546) (71,462) (1,575) (23,479,323)(a)
37,030 10,983 5,361 (18,952,977)
526,322 855,413 38,789 221,612
65,969 608,673 92,023 176,357
(869,558) (914,046) (309,536) (276,748)
(277,267) 550,040 (178,724) 121,221
(214,539) 749,355 (298,608) (18,576,855)

90 - Statement of Cash Flows - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Long/
Short Equity Fund
INCREASE IN CASH 3876900
Cash flows provided by operating activities 5,683,070
Net decrease in net assets from operations $ (1,324,377)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities: 5683070
Purchase of investment securities (1,124,536)
Proceeds from disposition of investment securities 3,396,939
Covers of investment securities sold short (9,724,593)
Proceeds from investment securities sold short 13,206,793
Change in unrealized appreciation/depreciation in the value of investment securities 1,442,317
Change in unrealized appreciation/depreciation in the value of short positions in securities 376,335
Net realized loss from transactions in investment securities 114,564
Net realized gain from closed short positions in securities (655,294)
Decrease in reimbursement from investment adviser 863
Increase in interest and dividends receivable (10,298)
Increase in prepaid expenses (18,818)
Decrease in investment advisory fees payable (4,793)
Decrease in fund administration fees payable (57)
Decrease in administrative servicing fees payable (648)
Increase in accounting and transfer agent fees payable 142
Decrease in trustee fees payable (40)
Increase in custodian fees payable 333
Decrease in compliance program costs payable (4)
Decrease in professional fees payable (9,136)
Increase in printing fees payable 13,135
Increase in other payables 4,243
Net cash provided by operating activities 5,683,070
Cash flows used in financing activities (1806170)
Proceeds from shares issued 38,651
Cost of shares redeemed (1,844,821)
Net cash used in financing activities (1,806,170)
Net increase in cash 3,876,900
Cash and restricted cash:
Beginning of period 5,916,657
End of period $ 9,793,557
Reconciliation of cash and restricted cash at the end of the period to the Statements of Assets and
Liabilities:
Cash $ 1,542,291
Restricted cash:
Deposits with broker for short positions 8,251,266
$ 9,793,557
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $286,147

92 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
Fr wai
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bailard Cognitive Value
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .20 0.04 (2.43) (2.39) (0.06) — (0.06) $ 8 .75 (21.47)%(g) $ 209,328 1.44% 0.75% 1.51% 207.93%
Year Ended October 31, 2019 $ 12 .53 0.05 0.02 0.07 (0.07) (1.33) (1.40) $ 11 .20 1.92% $ 457,508 1.44% 0.42% 1.49% 255.32%
Year Ended October 31, 2018 $ 15 .21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) $ 12 .53 (8.35)% $ 444,873 1.35% 0.57% 1.35% 138.27%
Year Ended October 31, 2017 $ 12 .43 0.04 2.80 2.84 (0.06) — (0.06) $ 15 .21 22.90% $ 752,352 1.32% 0.30% 1.32% 115.05%
Year Ended October 31, 2016 $ 12 .13 0.08 0.30 0.38 (0.08) — (0.08) $ 12 .43 3.16%(g) $ 853,608 1.36% 0.67% 1.36% 95.42%
Year Ended October 31, 2015 $ 13 .73 0.08 (0.15) (0.07) (0.09) (1.44) (1.53) $ 12 .13 0.01%(g) $ 825,797 1.36% 0.65% 1.36% 160.34%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .17 0.01 (2.23) (2.22) (0.04) — (0.04) $ 7 .91 (21.90)%(g) $ 112,020 2.12% 0.11% 2.20% 207.93%
Year Ended October 31, 2019 $ 11 .57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) $ 10 .17 1.18%(g) $ 143,192 2.14% (0.27)% 2.19% 255.32%
Year Ended October 31, 2018 $ 14 .24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) $ 11 .57 (9.06)%(g) $ 190,845 2.12% (0.23)% 2.12% 138.27%
Year Ended October 31, 2017 $ 11 .70 (0.06) 2.63 2.57 (0.03) — (0.03) $ 14 .24 22.01% $ 276,274 2.09% (0.49)% 2.09% 115.05%
Year Ended October 31, 2016 $ 11 .51 — 0.26 0.26 (0.07) — (0.07) $ 11 .70 2.27% $ 221,484 2.11% (0.02)% 2.13% 95.42%
Year Ended October 31, 2015 $ 13 .08 (0.01) (0.12) (0.13) — (1.44) (1.44) $ 11 .51 (0.56)% $ 401,139 2.06% (0.06)% 2.06% 160.34%
Class M Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .23 0.06 (2.46) (2.40) (0.07) — (0.07) $ 8 .76 (21.52)%(g) $ 49,099,898 1.07% 1.16% 1.15% 207.93%
Year Ended October 31, 2019 $ 12 .54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11 .23 2.25% $ 61,224,712 1.07% 0.79% 1.12% 255.32%
Year Ended October 31, 2018 $ 15 .21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) $ 12 .54 (8.02)% $ 84,943,067 1.01% 0.88% 1.01% 138.27%
Year Ended October 31, 2017 $ 12 .42 0.09 2.80 2.89 (0.10) — (0.10) $ 15 .21 23.29% $ 98,734,045 1.00% 0.62% 1.00% 115.05%
Year Ended October 31, 2016 $ 12 .12 0.12 0.29 0.41 (0.11) — (0.11) $ 12 .42 3.47% $ 83,335,874 1.04% 1.00% 1.04% 95.42%
Year Ended October 31, 2015 $ 13 .70 0.12 (0.14) (0.02) (0.12) (1.44) (1.56) $ 12 .12 0.44% $ 83,363,710 0.99% 1.02% 0.99% 160.34%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 11 .23 0.06 (2.47) (2.41) (0.07) — (0.07) $ 8 .75 (21.61)%(g) $ 9,042 1.07% 1.15% 1.15% 207.93%
Year Ended October 31, 2019 $ 12 .54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11 .23 2.26% $ 11,309 1.07% 0.78% 1.12% 255.32%
Year Ended October 31, 2018 $ 15 .20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) $ 12 .54 (7.95)% $ 11,059 1.01% 0.89% 1.01% 138.27%
Year Ended October 31, 2017 $ 12 .42 0.08 2.80 2.88 (0.10) — (0.10) $ 15 .20 23.21% $ 14,652 0.99% 0.57% 0.99% 115.05%
Year Ended October 31, 2016 $ 12 .12 0.12 0.29 0.41 (0.11) — (0.11) $ 12 .42 3.47% $ 11,885 1.03% 1.00% 1.03% 95.42%
Year Ended October 31, 2015 $ 13 .69 0.12 (0.13) (0.01) (0.12) (1.44) (1.56) $ 12 .12 0.51% $ 11,490 0.98% 1.03% 0.98% 160.34%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .25 0.05 (2.40) (2.35) (0.07) — (0.07) $ 8 .83 (21.06)%(g) $ 84,801 1.24% 0.97% 1.31% 207.93%
Year Ended October 31, 2019 $ 12 .57 0.07 0.01 0.08 (0.07) (1.33) (1.40) $ 11 .25 2.07% $ 219,905 1.24% 0.62% 1.29% 255.32%
Year Ended October 31, 2018 $ 15 .22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) $ 12 .57 (8.08)% $ 173,133 1.16% 0.79% 1.16% 138.27%
Year Ended October 31, 2017 $ 12 .44 0.07 2.79 2.86 (0.08) — (0.08) $ 15 .22 23.05% $ 763,517 1.12% 0.50% 1.12% 115.05%
Year Ended October 31, 2016 $ 12 .14 0.08 0.33 0.41 (0.11) — (0.11) $ 12 .44 3.41% $ 968,623 1.14% 0.66% 1.14% 95.42%
Year Ended October 31, 2015 $ 13 .71 0.13 (0.12) 0.01 (0.14) (1.44) (1.58) $ 12 .14 0.61% $ 177,910 0.90% 1.09% 0.90% 160.34%

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

94 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bailard Technology &
Science Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 20 .98 (0.04) 1.97 1.93 — (1.66) (1.66) $ 21 .25 9.25% $ 4,138,112 1.24% (0.34)% 1.24% 16.40%
Year Ended October 31, 2019 $ 21 .57 (0.04) 2.51 2.47 — (3.06) (3.06) $ 20 .98 14.78% $ 4,834,975 1.27% (0.20)% 1.27% 23.24%
Year Ended October 31, 2018 $ 22 .22 (0.09) 1.61 1.52 — (2.17) (2.17) $ 21 .57 7.25% $ 3,856,959 1.26% (0.41)% 1.26% 22.56%
Year Ended October 31, 2017 $ 17 .26 (0.06) 6.29 6.23 (0.02) (1.25) (1.27) $ 22 .22 38.67% $ 3,574,315 1.28% (0.31)% 1.28% 26.17%
Year Ended October 31, 2016 $ 17 .46 0.05 1.12 1.17 — (1.37) (1.37) $ 17 .26 7.35% $ 2,720,410 1.31% 0.28% 1.31% 28.65%
Year Ended October 31, 2015 $ 17 .54 — 1.51 1.51 (0.02) (1.57) (1.59) $ 17 .46 9.66% $ 3,206,650 1.27% (0.01)% 1.27% 25.31%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 18 .39 (0.10) 1.71 1.61 — (1.66) (1.66) $ 18 .34 8.78% $ 1,243,304 2.00% (1.12)% 2.00% 16.40%
Year Ended October 31, 2019 $ 19 .44 (0.17) 2.18 2.01 — (3.06) (3.06) $ 18 .39 13.91% $ 1,074,269 2.03% (0.96)% 2.03% 23.24%
Year Ended October 31, 2018 $ 20 .37 (0.24) 1.48 1.24 — (2.17) (2.17) $ 19 .44 6.46% $ 1,241,656 2.03% (1.19)% 2.03% 22.56%
Year Ended October 31, 2017 $ 16 .01 (0.19) 5.80 5.61 — (1.25) (1.25) $ 20 .37 37.67% $ 1,599,961 2.04% (1.08)% 2.04% 26.17%
Year Ended October 31, 2016 $ 16 .42 (0.08) 1.04 0.96 — (1.37) (1.37) $ 16 .01 6.47% $ 1,052,416 2.07% (0.52)% 2.09% 28.65%
Year Ended October 31, 2015 $ 16 .68 (0.11) 1.42 1.31 — (1.57) (1.57) $ 16 .42 8.90% $ 926,389 1.99% (0.71)% 1.99% 25.31%
Class M Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22 .25 (0.01) 2.08 2.07 (0.02) (1.66) (1.68) $ 22 .64 9.36% $ 120,834,043 0.95% (0.06)% 0.95% 16.40%
Year Ended October 31, 2019 $ 22 .63 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22 .25 15.12% $ 121,507,791 0.96% 0.11% 0.96% 23.24%
Year Ended October 31, 2018 $ 23 .15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) $ 22 .63 7.66% $ 123,213,676 0.93% (0.08)% 0.93% 22.56%
Year Ended October 31, 2017 $ 17 .89 — 6.55 6.55 (0.04) (1.25) (1.29) $ 23 .15 39.12% $ 132,242,812 0.95% 0.02% 0.95% 26.17%
Year Ended October 31, 2016 $ 18 .07 0.10 1.16 1.26 (0.07) (1.37) (1.44) $ 17 .89 7.67% $ 101,722,940 0.98% 0.58% 0.98% 28.65%
Year Ended October 31, 2015 $ 18 .10 0.07 1.55 1.62 (0.08) (1.57) (1.65) $ 18 .07 10.02% $ 100,410,733 0.95% 0.39% 0.95% 25.31%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 22 .19 (0.01) 2.08 2.07 (0.02) (1.66) (1.68) $ 22 .58 9.39% $ 3,559,535 0.95% (0.06)% 0.95% 16.40%
Year Ended October 31, 2019 $ 22 .57 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22 .19 15.16%(h) $ 2,918,634 0.96% 0.10% 0.96% 23.24%
Year Ended October 31, 2018 $ 23 .10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) $ 22 .57 7.63%(h) $ 4,292,208 0.93% (0.08)% 0.93% 22.56%
Year Ended October 31, 2017 $ 17 .86 — 6.53 6.53 (0.04) (1.25) (1.29) $ 23 .10 39.07% $ 3,066,228 0.95% – 0.95% 26.17%
Year Ended October 31, 2016 $ 18 .04 0.06 1.21 1.27 (0.08) (1.37) (1.45) $ 17 .86 7.69%(h) $ 1,246,501 0.98% 0.35% 0.98% 28.65%
Year Ended October 31, 2015 $ 18 .06 0.03 1.60 1.63 (0.08) (1.57) (1.65) $ 18 .04 10.11% $ 278,563 0.95% 0.16% 0.95% 25.31%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22 .18 (0.02) 2.07 2.05 — (1.66) (1.66) $ 22 .57 9.30% $ 2,348,812 1.07% (0.18)% 1.07% 16.40%
Year Ended October 31, 2019 $ 22 .58 — 2.66 2.66 — (3.06) (3.06) $ 22 .18 14.99% $ 2,077,282 1.08% (0.01)% 1.08% 23.24%
Year Ended October 31, 2018 $ 23 .11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) $ 22 .58 7.58% $ 1,854,473 1.01% (0.16)% 1.01% 22.56%
Year Ended October 31, 2017 $ 17 .87 (0.02) 6.54 6.52 (0.03) (1.25) (1.28) $ 23 .11 39.00% $ 1,867,995 1.06% (0.08)% 1.06% 26.17%
Year Ended October 31, 2016 $ 18 .03 0.08 1.17 1.25 (0.04) (1.37) (1.41) $ 17 .87 7.60% $ 918,550 1.09% 0.48% 1.09% 28.65%
Year Ended October 31, 2015 $ 18 .05 0.06 1.53 1.59 (0.04) (1.57) (1.61) $ 18 .03 9.89% $ 1,019,308 1.03% 0.32% 1.03% 25.31%

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 95
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

96 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Diamond Hill Large Cap
Concentrated Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 6 .77 0.03 (0.82) (0.79) (0.03) — (0.03) $ 5 .95 (11.74)% $ 14,823,354 1.18% 0.98% 1.95% 14.48%
Year Ended October 31, 2019 $ 13 .59 0.06 0.10 0.16 (0.15) (6.83) (6.98) $ 6 .77 12.24% $ 18,152,635 1.18% 0.90% 1.89% 32.93%
Year Ended October 31, 2018 $ 14 .36 0.11 0.58 0.69 (0.11) (1.35) (1.46) $ 13 .59 4.77%(g) $ 26,081,368 1.16% 0.78% 1.40% 176.54%
Year Ended October 31, 2017 $ 12 .72 0.08 2.62 2.70 (0.07) (0.99) (1.06) $ 14 .36 22.46% $ 28,077,156 1.20% 0.61% 1.27% 81.60%
Year Ended October 31, 2016 $ 13 .51 0.10 0.08 0.18 (0.09) (0.88) (0.97) $ 12 .72 1.62% $ 24,245,435 1.22% 0.78% 1.28% 59.58%
Year Ended October 31, 2015 $ 13 .66 0.08 0.36 0.44 (0.14) (0.45) (0.59) $ 13 .51 3.54% $ 26,446,449 1.22% 0.60% 1.24% 73.41%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 6 .02 0.01 (0.73) (0.72) (0.01) — (0.01) $ 5 .29 (12.01)% $ 1,032,321 1.90% 0.27% 2.68% 14.48%
Year Ended October 31, 2019 $ 12 .91 0.01 0.02 0.03 (0.09) (6.83) (6.92) $ 6 .02 11.36% $ 1,261,064 1.90% 0.18% 2.62% 32.93%
Year Ended October 31, 2018 $ 13 .73 0.01 0.56 0.57 (0.04) (1.35) (1.39) $ 12 .91 4.05%(g) $ 2,033,783 1.89% 0.04% 2.11% 176.54%
Year Ended October 31, 2017 $ 12 .24 — 2.51 2.51 (0.03) (0.99) (1.02) $ 13 .73 21.63% $ 2,877,758 1.86% (0.03)% 1.96% 81.60%
Year Ended October 31, 2016 $ 13 .04 0.02 0.09 0.11 (0.03) (0.88) (0.91) $ 12 .24 1.06% $ 3,222,103 1.82% 0.17% 1.97% 59.58%
Year Ended October 31, 2015 $ 13 .21 (0.01) 0.36 0.35 (0.07) (0.45) (0.52) $ 13 .04 2.88% $ 3,397,297 1.82% (0.04)% 1.94% 73.41%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 6 .79 0.04 (0.82) (0.78) (0.04) — (0.04) $ 5 .97 (11.53)% $ 681,325 0.82% 1.33% 1.59% 14.48%
Year Ended October 31, 2019 $ 13 .62 0.10 0.08 0.18 (0.18) (6.83) (7.01) $ 6 .79 12.58% $ 791,203 0.82% 1.33% 1.51% 32.93%
Year Ended October 31, 2018 $ 14 .40 0.15 0.59 0.74 (0.17) (1.35) (1.52) $ 13 .62 5.12%(g) $ 2,249,467 0.82% 1.10% 0.98% 176.54%
Year Ended October 31, 2017 $ 12 .75 0.13 2.63 2.76 (0.12) (0.99) (1.11) $ 14 .40 22.95% $ 38,148,500 0.82% 1.00% 0.90% 81.60%
Year Ended October 31, 2016 $ 13 .54 0.14 0.09 0.23 (0.14) (0.88) (1.02) $ 12 .75 2.01% $ 41,887,204 0.82% 1.09% 0.92% 59.58%
Year Ended October 31, 2015 $ 13 .71 0.11 0.38 0.49 (0.21) (0.45) (0.66) $ 13 .54 3.91% $ 331,641 0.82% 0.78% 0.85% 73.41%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 6 .83 0.04 (0.82) (0.78) (0.04) — (0.04) $ 6 .01 (11.53)% $ 2,318,163 0.99% 1.19% 1.76% 14.48%
Year Ended October 31, 2019 $ 13 .64 0.07 0.11 0.18 (0.16) (6.83) (6.99) $ 6 .83 12.46% $ 3,111,730 0.99% 1.06% 1.71% 32.93%
Year Ended October 31, 2018 $ 14 .41 0.14 0.58 0.72 (0.14) (1.35) (1.49) $ 13 .64 4.96%(g) $ 3,552,641 0.97% 0.97% 1.20% 176.54%
Year Ended October 31, 2017 $ 12 .76 0.11 2.63 2.74 (0.10) (0.99) (1.09) $ 14 .41 22.74% $ 4,264,406 0.97% 0.85% 1.03% 81.60%
Year Ended October 31, 2016 $ 13 .54 0.16 0.06 0.22 (0.12) (0.88) (1.00) $ 12 .76 1.89% $ 4,145,469 0.94% 1.28% 0.94% 59.58%
Year Ended October 31, 2015 $ 13 .71 0.14 0.34 0.48 (0.20) (0.45) (0.65) $ 13 .54 3.84% $ 59,309,270 0.83% 1.06% 0.83% 73.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

98 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22.73 0.09 (0.43) (0.34) (0.04) (0.48) (0.52) $ 21.87 (1.65)%(g) $ 146,876,112 0.88% 0.78% 0.93% 34.03%
Year Ended October 31, 2019 $ 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) $ 22.73 13.91% $ 153,344,474 0.90% 0.78% 0.95% 53.33%
Year Ended October 31, 2018 $ 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) $ 25.12 3.87% $ 148,186,807 0.95% 0.69% 1.00% 140.41%
Year Ended October 31, 2017 $ 22.25 0.21 4.98 5.19 (0.26) (0.70) (0.96) $ 26.48 23.93% $ 156,138,195 0.96% 0.86% 1.00% 79.20%
Year Ended October 31, 2016 $ 22.31 0.27 0.43 0.70 (0.22) (0.54) (0.76) $ 22.25 3.30% $ 136,414,821 0.96% 1.27% 1.04% 60.90%
Year Ended October 31, 2015 $ 21.77 0.22 0.57 0.79 (0.25) — (0.25) $ 22.31 3.68% $ 145,390,681 0.95% 0.98% 1.00% 72.24%(h)
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 20.54 — (0.37) (0.37) — (0.48) (0.48) $ 19.69 (1.97)% $ 1,236,320 1.68% (0.01)% 1.73% 34.03%
Year Ended October 31, 2019 $ 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) $ 20.54 12.99% $ 1,475,137 1.65% 0.07% 1.70% 53.33%
Year Ended October 31, 2018 $ 24 .69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) $ 23.24 3.15% $ 3,042,181 1.66% (0.02)% 1.71% 140.41%
Year Ended October 31, 2017 $ 20.81 0.03 4.64 4.67 (0.09) (0.70) (0.79) $ 24.69 22.99% $ 3,742,859 1.72% 0.11% 1.77% 79.20%
Year Ended October 31, 2016 $ 20.93 0.10 0.40 0.50 (0.08) (0.54) (0.62) $ 20.81 2.49% $ 4,046,885 1.75% 0.49% 1.79% 60.90%
Year Ended October 31, 2015 $ 20.45 0.04 0.54 0.58 (0.10) — (0.10) $ 20.93 2.88% $ 4,645,828 1.72% 0.18% 1.77% 72.24%(h)
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22.05 0.03 (0.40) (0.37) (0.01) (0.48) (0.49) $ 21.19 (1.84)% $ 9,259 1.35% 0.30% 1.39% 34.03%
Year Ended October 31, 2019 $ 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) $ 22.05 13.30% $ 7,432 1.35% 0.45% 1.39% 53.33%
Year Ended October 31, 2018 $ 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) $ 24.55 3.60%(g) $ 59,034 1.28% 0.35% 1.33% 140.41%
Year Ended October 31, 2017 $ 21.80 0.10 4.86 4.96 (0.14) (0.70) (0.84) $ 25.92 23.33%(g) $ 60,273 1.39% 0.44% 1.44% 79.20%
Year Ended October 31, 2016 $ 21.87 0.17 0.43 0.60 (0.13) (0.54) (0.67) $ 21.80 2.85% $ 68,698 1.42% 0.79% 1.46% 60.90%
Year Ended October 31, 2015 $ 21.35 0.14 0.54 0.68 (0.16) — (0.16) $ 21.87 3.19% $ 56,905 1.41% 0.62% 1.46% 72.24%(h)
Class R6 Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22.21 0.11 (0.40) (0.29) (0.07) (0.48) (0.55) $ 21.37 (1.44)% $ 21,006,448 0.60% 1.01% 0.64% 34.03%
Year Ended October 31, 2019 $ 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) $ 22.21 14.27% $ 5,774 0.58% 1.08% 0.65% 53.33%
Period Ended October 31, 2018(i) $ 24.56 0.13 0.12 0.25 (0.14) — (0.14) $ 24.67 1.00% $ 5,057 0.58% 0.91% 0.65% 140.41%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22.21 0.11 (0.42) (0.31) (0.06) (0.48) (0.54) $ 21.36 (1.53)% $ 806,448,887 0.67% 0.99% 0.72% 34.03%
Year Ended October 31, 2019 $ 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) $ 22.21 14.13% $ 865,639,291 0.67% 1.02% 0.71% 53.33%
Year Ended October 31, 2018 $ 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) $ 24.68 4.22% $ 855,031,698 0.67% 0.97% 0.71% 140.41%
Year Ended October 31, 2017 $ 21.92 0.27 4.90 5.17 (0.32) (0.70) (1.02) $ 26.07 24.22% $ 867,378,946 0.71% 1.11% 0.76% 79.20%
Year Ended October 31, 2016 $ 21.99 0.32 0.42 0.74 (0.27) (0.54) (0.81) $ 21.92 3.52% $ 822,749,912 0.74% 1.49% 0.78% 60.90%
Year Ended October 31, 2015 $ 21.46 0.27 0.56 0.83 (0.30) — (0.30) $ 21.99 3.93% $ 828,756,789 0.73% 1.24% 0.78% 72.24%(h)

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 99
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Excludes merger activity.
(i) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

100 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Geneva Mid Cap Growth
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 21 .64 (0.05) (0.33) (0.38) — (3.62) (3.62) $ 17 .64 (3.01)% $ 89,036,809 1.20% (0.53)% 1.20% 10.40%
Year Ended October 31, 2019 $ 26 .00 (0.09) 2.50 2.41 — (6.77) (6.77) $ 21 .64 15.19% $ 104,022,586 1.18% (0.42)% 1.18% 14.70%
Year Ended October 31, 2018 $ 26 .98 (0.12) 1.99 1.87 — (2.85) (2.85) $ 26 .00 7.24% $ 112,505,848 1.14% (0.45)% 1.14% 14.29%
Year Ended October 31, 2017 $ 23 .72 (0.11) 5.41 5.30 — (2.04) (2.04) $ 26 .98 23.77% $ 142,455,307 1.14% (0.45)% 1.14% 24.81%
Year Ended October 31, 2016 $ 28 .54 (0.14) (1.41) (1.55) — (3.27) (3.27) $ 23 .72 (5.64)% $ 160,222,910 1.15% (0.55)% 1.15% 31.03%
Year Ended October 31, 2015 $ 29 .88 (0.20) 2.97 2.77 — (4.11) (4.11) $ 28 .54 10.89% $ 202,116,190 1.20% (0.72)% 1.20% 15.30%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .68 (0.08) (0.17) (0.25) — (3.62) (3.62) $ 11 .81 (3.39)% $ 19,762,471 1.94% (1.27)% 1.94% 10.40%
Year Ended October 31, 2019 $ 20 .93 (0.18) 1.70 1.52 — (6.77) (6.77) $ 15 .68 14.34% $ 24,791,836 1.92% (1.16)% 1.92% 14.70%
Year Ended October 31, 2018 $ 22 .41 (0.26) 1.63 1.37 — (2.85) (2.85) $ 20 .93 6.40% $ 43,368,750 1.88% (1.19)% 1.88% 14.29%
Year Ended October 31, 2017 $ 20 .16 (0.25) 4.54 4.29 — (2.04) (2.04) $ 22 .41 22.88% $ 51,063,324 1.89% (1.20)% 1.89% 24.81%
Year Ended October 31, 2016 $ 24 .92 (0.27) (1.22) (1.49) — (3.27) (3.27) $ 20 .16 (6.30)% $ 55,956,882 1.88% (1.29)% 1.88% 31.03%
Year Ended October 31, 2015 $ 26 .79 (0.35) 2.59 2.24 — (4.11) (4.11) $ 24 .92 10.06% $ 78,741,743 1.88% (1.40)% 1.88% 15.30%
Class R6 Shares(f)
Six Months Ended April 30,
2020 (Unaudited) $ 23 .12 (0.02) (0.37) (0.39) — (3.62) (3.62) $ 19 .11 (2.84)% $ 125,431,324 0.84% (0.17)% 0.84% 10.40%
Year Ended October 31, 2019 $ 27 .21 (0.01) 2.69 2.68 — (6.77) (6.77) $ 23 .12 15.60% $ 130,569,546 0.82% (0.05)% 0.82% 14.70%
Year Ended October 31, 2018 $ 28 .02 (0.03) 2.07 2.04 — (2.85) (2.85) $ 27 .21 7.61% $ 112,697,592 0.78% (0.09)% 0.78% 14.29%
Year Ended October 31, 2017 $ 24 .48 (0.02) 5.60 5.58 — (2.04) (2.04) $ 28 .02 24.21% $ 331,542,252 0.77% (0.08)% 0.77% 24.81%
Year Ended October 31, 2016 $ 29 .24 (0.04) (1.45) (1.49) — (3.27) (3.27) $ 24 .48 (5.26)% $ 173,735,539 0.77% (0.15)% 0.77% 31.03%
Year Ended October 31, 2015 $ 30 .41 (0.08) 3.02 2.94 — (4.11) (4.11) $ 29 .24 11.31% $ 21,720,270 0.77% (0.28)% 0.77% 15.30%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 22 .80 (0.03) (0.36) (0.39) — (3.62) (3.62) $ 18 .79 (2.89)% $ 275,662,099 0.96% (0.29)% 0.96% 10.40%
Year Ended October 31, 2019 $ 26 .95 (0.03) 2.65 2.62 — (6.77) (6.77) $ 22 .80 15.49% $ 316,343,611 0.89% (0.13)% 0.89% 14.70%
Year Ended October 31, 2018 $ 27 .82 (0.07) 2.05 1.98 — (2.85) (2.85) $ 26 .95 7.44% $ 442,820,791 0.93% (0.24)% 0.93% 14.29%
Year Ended October 31, 2017 $ 24 .35 (0.06) 5.57 5.51 — (2.04) (2.04) $ 27 .82 24.04% $ 500,783,318 0.93% (0.24)% 0.93% 24.81%
Year Ended October 31, 2016 $ 29 .14 (0.08) (1.44) (1.52) — (3.27) (3.27) $ 24 .35 (5.40)% $ 593,862,140 0.92% (0.33)% 0.92% 31.03%
Year Ended October 31, 2015 $ 30 .36 (0.13) 3.02 2.89 — (4.11) (4.11) $ 29 .14 11.14% $ 801,296,568 0.92% (0.44)% 0.92% 15.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Ratio of
Expenses
to Average
Net Assets
(Excluding
Dividend
and Broker
Interest
Expense
on Short
Positions)
Portfolio
Turnover(c)
(f)
Nationwide Long/Short Equity Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 14.06 (0.05) (0.87) (0.92) — (0.18) (0.18) $ 12.96 (6.66)% $ 54,091 2.97% (0.66)% 3.53% 2.55% 5.31%
Year Ended October 31, 2019 $ 13.54 (0.11) 0.94 0.83 — (0.31) (0.31) $ 14.06 6.40%(g) $ 49,788 3.19% (0.83)% 3.75% 2.56% 25.58%
Period Ended October 31, 2018(h)  $ 13.92 (0.06) (0.32) (0.38) — — — $ 13.54 (2.73)%(g) $ 48,460 3.09% (0.85)% 3.57% 1.99% 13.17%
Period Ended April 30, 2018( i ) $ 14.06 (0.08) (0.06) (0.14) — — — $ 13.92 1.00% $ 18,268 3.39% (1.49)% 3.75% 2.24% 37.50%
Class R6 Shares
(j)
Six Months Ended April 30,
2020 (Unaudited) $ 14.20 (0.03) (0.88) (0.91) — (0.18) (0.18) $ 13.11 (6.52)% $ 13,569,798 2.72% (0.40)% 3.28% 2.30% 5.31%
Year Ended October 31, 2019 $ 13.64 (0.08) 0.95 0.87 — (0.31) (0.31) $ 14.20 6.66%(g) $ 15,455,160 2.93% (0.57)% 3.49% 2.30% 25.58%
Period Ended October 31, 2018(h)  $ 14.00 (0.04) (0.32) (0.36) — — — $ 13.64 (2.57)%(g) $ 14,492,518 2.92% (0.61)% 3.37% 1.74% 13.17%
Year Ended April 30, 2018 $ 12.96 (0.12) 1.16 1.04 — — — $ 14.00 8.02% $ 14,888,939 2.76% (0.87)% 3.09% 1.74% 37.50%
Year Ended April 30, 2017 $ 12.22 0.32 0.53 0.85 — (0.11) (0.11) $ 12.96 7.03% $ 14,787 3.04% (0.71)% 3.04% 1.74%(k) 35.00%
Period Ended April 30, 2016(l) $ 11.92 (0.05) 0.55 0.50 — (0.20) (0.20) $ 12.22 4.16% $ 119,272 2.82% (0.59)% 2.82% 1.74%(k) 83.00%
Institutional Service Class Shares
(m)
Six Months Ended April 30,
2020 (Unaudited) $ 14.12 (0.03) (0.88) (0.91) — (0.18) (0.18) $ 13.03 (6.56)% $ 5,777,983 2.83% (0.50)% 3.38% 2.40% 5.31%
Year Ended October 31, 2019 $ 13.58 (0.09) 0.94 0.85 — (0.31) (0.31) $ 14.12 6.54%(g) $ 7,027,471 3.04% (0.65)% 3.59% 2.40% 25.58%
Period Ended October 31, 2018(h)  $ 13.94 (0.05) (0.31) (0.36) — — — $ 13.58 (2.58)%(g) $ 8,427,908 3.00% (0.66)% 3.45% 1.82% 13.17%
Year Ended April 30, 2018 $ 12.93 (0.09) 1.10 1.01 — — — $ 13.94 7.81% $ 10,418,471 2.79% (0.67)% 3.97% 1.90% 37.50%
Year Ended April 30, 2017 $ 12.20 (0.12) 0.96 0.84 — (0.11) (0.11) $ 12.93 6.96% $ 10,356,366 3.10% (0.80)% 4.78% 1.99%(k) 35.00%
Year Ended April 30, 2016 $ 12.24 (0.09) 0.25 0.16 — (0.20) (0.20) $ 12.20 1.27% $ 12,512,041 3.13% (0.86)% 4.33% 2.14%(k) 83.00%
Year Ended April 30, 2015 $ 11.24 (0.10) 1.11 1.01 — (0.01) (0.01) $ 12.24 9.01% $ 10,401,111 3.33% (1.23)% 4.53% 2.50%(k) 68.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from May 1, 2018 through October 31, 2018.
( i ) For the period from December 11, 2017 (commencement of operations) through April 30, 2018. Total return is calculated based on inception date of December 8, 2017 through April 30, 2018.
(j) Effective December 9, 2017, Institutional Shares were renamed Class R6 Shares.
(k) In the prior year audited financial statements, the ratio was noted as 1.30% and 1.11% for the year ended April 30, 2017 and period ended April 30, 2016, respectively for Class R6 and 1.11%, 0.99% and 0.83% for the years ended April 30, 2017, 2016 and 2015, respectively for Institutional Service Class, which included the ratio of interest expense and dividends on short positions to average net assets.
(l) For the period from August 28, 2015 (commencement of operations) through April 30, 2016. Total return is calculated based on inception date of August 28, 2015 through April 30, 2016.
(m) Effective December 9, 2017, Investor Shares were renamed Institutional Service Class Shares.

102 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
dnote
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Loomis All Cap Growth
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 12 .13 (0.02) 0.81 0.79 — (0.16) (0.16) $ 12 .76 6.50% $ 5,634,871 1.35% (0.26)% 1.39% 20.96%
Year Ended October 31, 2019 $ 11 .45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) $ 12 .13 14.48% $ 5,161,915 1.28% (0.21)% 1.32% 13.51%
Year Ended October 31, 2018 $ 10 .97 (0.01) 0.54 0.53 — (0.05) (0.05) $ 11 .45 4.81% $ 619,208 1.20% (0.10)% 1.41% 21.94%
Period Ended October 31, 2017(g) $ 10 .00 (0.02) 0.99 0.97 — — — $ 10 .97 9.70% $ 191,324 1.29% (0.39)% 1.43% 11.55%
Class R6 Shares
Six Months Ended April 30,
2020 (Unaudited) $ 12 .20 0.02 0.81 0.83 (0.01) (0.16) (0.17) $ 12 .86 6.82% $ 177,589,388 0.85% 0.24% 0.89% 20.96%
Year Ended October 31, 2019 $ 11 .50 0.03 1.53 1.56 (0.04) (0.82) (0.86) $ 12 .20 14.93% $ 178,449,111 0.82% 0.27% 0.87% 13.51%
Year Ended October 31, 2018 $ 11 .00 0.03 0.54 0.57 (0.02) (0.05) (0.07) $ 11 .50 5.15% $ 173,295,558 0.85% 0.28% 1.03% 21.94%
Period Ended October 31, 2017(g) $ 10 .00 — 1.00 1.00 — — — $ 11 .00 10.00% $ 200,310,013 0.85% 0.08% 0.98% 11.55%
Eagle Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 12 .21 0.01 0.81 0.82 (0.01) (0.16) (0.17) $ 12 .86 6.71% $ 150,681,943 0.95% 0.15% 0.99% 20.96%
Year Ended October 31, 2019 $ 11 .48 0.01 1.56 1.57 (0.02) (0.82) (0.84) $ 12 .21 15.00% $ 135,646,669 1.02% 0.07% 1.06% 13.51%
Period Ended October 31, 2018(h) $ 11 .76 (0.01) (0.27) (0.28) — — — $ 11 .48 (2.38)% $ 256,407 0.94% (0.37)% 1.36% 21.94%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 12 .19 0.01 0.81 0.82 (0.01) (0.16) (0.17) $ 12 .84 6.72%(i) $ 3,640,268 0.91% 0.18% 0.95% 20.96%
Year Ended October 31, 2019 $ 11 .48 0.02 1.54 1.56 (0.03) (0.82) (0.85) $ 12 .19 15.00%(i) $ 14,441,118 0.89% 0.16% 0.93% 13.51%
Year Ended October 31, 2018 $ 10 .98 0.01 0.54 0.55 — (0.05) (0.05) $ 11 .48 5.00% $ 7,779,313 0.97% 0.12% 1.18% 21.94%
Period Ended October 31, 2017(g) $ 10 .00 (0.01) 0.99 0.98 — — — $ 10 .98 9.80% $ 1,704,502 1.09% (0.19)% 1.23% 11.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through
October 31, 2017.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

104 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Mellon Dynamic U.S.
Core Fund (formerly, Nationwide
Dynamic U.S. Growth Fund)
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .71 0.05 (0.06) (0.01) (0.08) (0.68) (0.76) $ 8 .94 (0.43)% $ 44,956,437 0.81% 1.10% 0.86% 2.39%
Year Ended October 31, 2019 $ 12 .36 0.13 1.17 1.30 (0.12) (3.83) (3.95) $ 9 .71 18.99% $ 43,376,574 0.90% 1.43% 1.10% 4.49%
Year Ended October 31, 2018 $ 12 .46 0.04 1.11 1.15 (0.03) (1.22) (1.25) $ 12 .36 9.68% $ 29,136,197 0.94% 0.34% 1.15% 153.29%
Year Ended October 31, 2017 $ 10 .34 0.02 2.64 2.66 (0.02) (0.52) (0.54) $ 12 .46 26.88% $ 30,306,398 0.96% 0.17% 1.16% 82.46%
Year Ended October 31, 2016 $ 11 .07 0.04 (0.24) (0.20) (0.04) (0.49) (0.53) $ 10 .34 (1.83)% $ 28,098,839 0.97% 0.35% 1.19% 100.36%
Year Ended October 31, 2015 $ 12 .70 0.01 0.81 0.82 (0.02) (2.43) (2.45) $ 11 .07 8.41% $ 35,834,674 0.96% 0.13% 1.17% 95.18%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 6 .27 0.01 (0.03) (0.02) (0.06) (0.68) (0.74) $ 5 .51 (0.84)% $ 5,374,708 1.56% 0.35% 1.61% 2.39%
Year Ended October 31, 2019 $ 9 .46 0.04 0.67 0.71 (0.07) (3.83) (3.90) $ 6 .27 18.12% $ 5,277,086 1.69% 0.65% 1.89% 4.49%
Year Ended October 31, 2018 $ 9 .86 (0.05) 0.87 0.82 — (1.22) (1.22) $ 9 .46 8.84% $ 4,314,906 1.76% (0.50)% 1.96% 153.29%
Year Ended October 31, 2017 $ 8 .35 (0.06) 2.10 2.04 (0.01) (0.52) (0.53) $ 9 .86 25.68% $ 6,439,140 1.76% (0.62)% 1.96% 82.46%
Year Ended October 31, 2016 $ 9 .07 (0.04) (0.18) (0.22) (0.01) (0.49) (0.50) $ 8 .35 (2.54)% $ 6,621,421 1.76% (0.45)% 1.98% 100.36%
Year Ended October 31, 2015 $ 10 .91 (0.06) 0.65 0.59 — (2.43) (2.43) $ 9 .07 7.50% $ 6,498,502 1.76% (0.67)% 1.96% 95.18%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .34 0.03 (0.05) (0.02) (0.07) (0.68) (0.75) $ 8 .57 (0.61)% $ 89,326 1.13% 0.78% 1.18% 2.39%
Year Ended October 31, 2019 $ 12 .04 0.09 1.12 1.21 (0.08) (3.83) (3.91) $ 9 .34 18.58% $ 86,163 1.30% 1.04% 1.50% 4.49%
Year Ended October 31, 2018 $ 12 .20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) $ 12 .04 9.20% $ 69,504 1.35% (0.07)% 1.55% 153.29%
Year Ended October 31, 2017 $ 10 .17 (0.01) 2.57 2.56 (0.01) (0.52) (0.53) $ 12 .20 26.32% $ 61,710 1.32% (0.13)% 1.52% 82.46%
Year Ended October 31, 2016 $ 10 .90 0.05 (0.22) (0.17) (0.07) (0.49) (0.56) $ 10 .17 (1.61)% $ 135,566 0.79% 0.52% 1.01% 100.36%
Year Ended October 31, 2015 $ 12 .57 (0.02) 0.78 0.76 — (2.43) (2.43) $ 10 .90 7.93% $ 122,592 1.35% (0.22)% 1.55% 95.18%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 10 .50 0.07 (0.06) 0.01 (0.10) (0.68) (0.78) $ 9 .73 (0.23)% $ 178,244,676 0.50% 1.41% 0.55% 2.39%
Year Ended October 31, 2019 $ 13 .02 0.17 1.29 1.46 (0.15) (3.83) (3.98) $ 10 .50 19.38% $ 185,332,637 0.61% 1.70% 0.82% 4.49%
Year Ended October 31, 2018 $ 13 .06 0.08 1.16 1.24 (0.06) (1.22) (1.28) $ 13 .02 10.00% $ 172,430,086 0.65% 0.63% 0.85% 153.29%
Year Ended October 31, 2017 $ 10 .81 0.06 2.76 2.82 (0.05) (0.52) (0.57) $ 13 .06 27.24% $ 169,882,882 0.65% 0.48% 0.85% 82.46%
Year Ended October 31, 2016 $ 11 .55 0.07 (0.24) (0.17) (0.08) (0.49) (0.57) $ 10 .81 (1.52)% $ 144,091,314 0.65% 0.67% 0.87% 100.36%
Year Ended October 31, 2015 $ 13 .17 0.05 0.84 0.89 (0.08) (2.43) (2.51) $ 11 .55 8.73% $ 160,968,539 0.65% 0.45% 0.85% 95.18%
Eagle Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .60 0.06 (0.07) (0.01) (0.09) (0.68) (0.77) $ 9 .82 (0.29)% $ 722,232,951 0.60% 1.16% 0.62% 2.39%
Year Ended October 31, 2019 $ 13 .09 0.16 1.32 1.48 (0.14) (3.83) (3.97) $ 10 .60 19.43%(h) $ 5,425 0.76% 1.56% 0.96% 4.49%
Period Ended October 31, 2018(i) $ 14 .39 0.01 (1.31) (1.30) — — — $ 13 .09 (9.03)% $ 4,549 0.73% 0.72% 0.94% 153.29%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .58 0.06 (0.06) — (0.09) (0.68) (0.77) $ 9 .81 (0.29)% $ 68,935,443 0.61% 1.24% 0.66% 2.39%
Year Ended October 31, 2019 $ 13 .09 0.19 1.27 1.46 (0.14) (3.83) (3.97) $ 10 .58 19.19% $ 33,548,776 0.72% 1.84% 0.91% 4.49%
Year Ended October 31, 2018 $ 13 .12 0.06 1.17 1.23 (0.04) (1.22) (1.26) $ 13 .09 9.88% $ 5,738,440 0.80% 0.49% 1.01% 153.29%
Year Ended October 31, 2017 $ 10 .86 0.03 2.78 2.81 (0.03) (0.52) (0.55) $ 13 .12 26.98% $ 6,200,165 0.86% 0.29% 1.06% 82.46%
Year Ended October 31, 2016 $ 11 .59 0.05 (0.24) (0.19) (0.05) (0.49) (0.54) $ 10 .86 (1.66)% $ 15,316,156 0.86% 0.46% 1.08% 100.36%
Year Ended October 31, 2015 $ 13 .19 0.02 0.84 0.86 (0.03) (2.43) (2.46) $ 11 .59 8.42% $ 20,150,897 0.88% 0.21% 1.09% 95.18%

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

106 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Small Company Growth
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 20 .02 (0.11) 0.65 0.54 — (1.95) (1.95) $ 18 .61 2.43% $ 5,868,449 1.33% (1.09)% 1.34% 6.31%
Year Ended October 31, 2019 $ 19 .03 (0.22) 2.17 1.95 — (0.96) (0.96) $ 20 .02 11.31% $ 35,574,303 1.32% (1.09)% 1.33% 17.37%
Year Ended October 31, 2018 $ 17 .52 (0.21) 2.28 2.07 — (0.56) (0.56) $ 19 .03 12.16% $ 29,343,929 1.32% (1.07)% 1.32% 16.23%
Year Ended October 31, 2017 $ 13 .50 (0.14) 4.63 4.49 — (0.47) (0.47) $ 17 .52 34.07% $ 21,321,775 1.31% (0.92)% 1.33% 15.58%
Year Ended October 31, 2016 $ 13 .26 (0.11) 0.67 0.56 — (0.32) (0.32) $ 13 .50 4.31% $ 8,394,865 1.33% (0.87)% 1.36% 14.34%
Year Ended October 31, 2015 $ 16 .77 (0.09) 0.94 0.85 — (4.36) (4.36) $ 13 .26 7.89% $ 3,308,794 1.34% (0.72)% 1.72% 25.26%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 20 .27 (0.09) 0.65 0.56 — (1.95) (1.95) $ 18 .88 2.50% $ 231,450,843 1.19% (0.98)% 1.20% 6.31%
Year Ended October 31, 2019 $ 19 .24 (0.19) 2.18 1.99 — (0.96) (0.96) $ 20 .27 11.40% $ 264,313,528 1.19% (0.95)% 1.19% 17.37%
Year Ended October 31, 2018 $ 17 .67 (0.18) 2.31 2.13 — (0.56) (0.56) $ 19 .24 12.40% $ 266,605,031 1.19% (0.93)% 1.19% 16.23%
Year Ended October 31, 2017 $ 13 .60 (0.12) 4.66 4.54 — (0.47) (0.47) $ 17 .67 34.19% $ 220,554,336 1.19% (0.74)% 1.20% 15.58%
Year Ended October 31, 2016 $ 13 .34 (0.08) 0.66 0.58 — (0.32) (0.32) $ 13 .60 4.43% $ 169,777,023 1.19% (0.64)% 1.22% 14.34%
Year Ended October 31, 2015 $ 16 .82 (0.09) 0.97 0.88 — (4.36) (4.36) $ 13 .34 8.10% $ 190,500,495 1.19% (0.69)% 1.33% 25.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide U.S. Small Cap Value
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .53 0.04 (2.71) (2.67) (0.05) (0.67) (0.72) $ 8 .14 (24.98)% $ 2,050,057 1.40% 0.74% 1.40% 22.96%
Year Ended October 31, 2019 $ 12 .67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) $ 11 .53 0.01% $ 2,981,836 1.33% 0.53% 1.33% 26.04%
Year Ended October 31, 2018 $ 14 .46 0.05 (0.48) (0.43) — (1.36) (1.36) $ 12 .67 (3.51)% $ 5,463,787 1.32% 0.35% 1.32% 27.09%
Year Ended October 31, 2017 $ 12 .28 0.01 2.75 2.76 (0.02) (0.56) (0.58) $ 14 .46 22.67% $ 7,485,527 1.38% 0.04% 1.38% 38.77%
Year Ended October 31, 2016 $ 13 .01 0.02 0.36 0.38 (0.03) (1.08) (1.11) $ 12 .28 3.63% $ 7,814,616 1.44% 0.19% 1.44% 27.10%
Year Ended October 31, 2015 $ 15 .24 0.02 (0.38) (0.36) (0.01) (1.86) (1.87) $ 13 .01 (1.95)% $ 11,767,447 1.46% 0.17% 1.47% 26.93%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .55 — (2.46) (2.46) (0.03) (0.67) (0.70) $ 7 .39 (25.27)% $ 653,031 2.18% (0.04)% 2.18% 22.96%
Year Ended October 31, 2019 $ 11 .71 (0.03) (0.17) (0.20) — (0.96) (0.96) $ 10 .55 (0.80)% $ 1,296,587 2.12% (0.26)% 2.12% 26.04%
Year Ended October 31, 2018 $ 13 .56 (0.05) (0.44) (0.49) — (1.36) (1.36) $ 11 .71 (4.25)% $ 2,270,887 2.09% (0.41)% 2.09% 27.09%
Year Ended October 31, 2017 $ 11 .61 (0.09) 2.60 2.51 — (0.56) (0.56) $ 13 .56 21.80% $ 2,987,496 2.13% (0.71)% 2.13% 38.77%
Year Ended October 31, 2016 $ 12 .42 (0.07) 0.34 0.27 — (1.08) (1.08) $ 11 .61 2.81% $ 2,509,825 2.20% (0.59)% 2.20% 27.10%
Year Ended October 31, 2015 $ 14 .73 (0.07) (0.38) (0.45) — (1.86) (1.86) $ 12 .42 (2.70)% $ 3,224,309 2.19% (0.57)% 2.20% 26.93%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 11 .83 0.05 (2.77) (2.72) (0.06) (0.67) (0.73) $ 8 .38 (24.78)% $ 4,300,437 1.08% 1.05% 1.08% 22.96%
Year Ended October 31, 2019 $ 13 .03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) $ 11 .83 0.25% $ 5,764,194 1.02% 0.83% 1.02% 26.04%
Year Ended October 31, 2018 $ 14 .84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) $ 13 .03 (3.18)% $ 7,488,444 0.98% 0.63% 0.98% 27.09%
Year Ended October 31, 2017 $ 12 .58 0.06 2.82 2.88 (0.06) (0.56) (0.62) $ 14 .84 23.11% $ 4,903,712 1.03% 0.39% 1.03% 38.77%
Year Ended October 31, 2016 $ 13 .28 0.06 0.37 0.43 (0.05) (1.08) (1.13) $ 12 .58 3.99% $ 4,883,788 1.09% 0.50% 1.09% 27.10%
Year Ended October 31, 2015 $ 15 .50 0.07 (0.39) (0.32) (0.04) (1.86) (1.90) $ 13 .28 (1.64)% $ 3,942,243 1.09% 0.50% 1.09% 26.93%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .62 0.04 (2.72) (2.68) (0.06) (0.67) (0.73) $ 8 .21 (24.94)% $ 85,231,680 1.33% 0.79% 1.33% 22.96%
Year Ended October 31, 2019 $ 12 .78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) $ 11 .62 0.06% $ 110,748,458 1.26% 0.59% 1.26% 26.04%
Year Ended October 31, 2018 $ 14 .58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) $ 12 .78 (3.41)% $ 160,314,844 1.22% 0.44% 1.22% 27.09%
Year Ended October 31, 2017 $ 12 .37 0.02 2.78 2.80 (0.03) (0.56) (0.59) $ 14 .58 22.83% $ 166,652,147 1.25% 0.16% 1.25% 38.77%
Year Ended October 31, 2016 $ 13 .10 0.03 0.36 0.39 (0.04) (1.08) (1.12) $ 12 .37 3.66% $ 145,702,488 1.34% 0.25% 1.34% 27.10%
Year Ended October 31, 2015 $ 15 .32 0.04 (0.39) (0.35) (0.01) (1.86) (1.87) $ 13 .10 (1.82)% $ 128,228,157 1.34% 0.27% 1.34% 26.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

108 - Financial Highlights - April 30, 2020 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide WCM Focused Small Cap
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 24 .52 (0.02) (5.24) (5.26) — (1.13) — (1.13) $ 18 .13 (22.68)% $ 11,360,782 1.16% (0.21)% 1.47% 21.04%
Year Ended October 31, 2019 $ 35 .90 (0.16) 2.34 2.18 — (13.56) — (13.56) $ 24 .52 14.39% $ 15,309,267 1.54% (0.66)% 1.60% 52.18%
Year Ended October 31, 2018 $ 40 .13 (0.23) (0.82) (1.05) (0.04) (3.14) — (3.18) $ 35 .90 (2.89)% $ 14,848,196 1.38% (0.60)% 1.40% 172.38%
Year Ended October 31, 2017 $ 30 .79 — 9.39 9.39 — (0.05) — (0.05) $ 40 .13 30.50% $ 22,366,548 1.37% (0.01)% 1.37% 95.99%
Year Ended October 31, 2016 $ 30 .22 0.03 1.40 1.43 (0.03) (0.82) (0.01) (0.86) $ 30 .79 4.94% $ 18,401,857 1.45% 0.10% 1.45% 69.62%
Year Ended October 31, 2015 $ 30 .10 (0.05) 0.17 0.12 — — — — $ 30 .22 0.40% $ 24,362,293 1.44% (0.17)% 1.44% 103.94%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 21 .23 (0.09) (4.49) (4.58) — (1.13) — (1.13) $ 15 .52 (23.00)% $ 4,026,085 1.94% (0.98)% 2.25% 21.04%
Year Ended October 31, 2019 $ 33 .18 (0.30) 1.91 1.61 — (13.56) — (13.56) $ 21 .23 13.54% $ 5,004,266 2.29% (1.41)% 2.35% 52.18%
Year Ended October 31, 2018 $ 37 .57 (0.48) (0.75) (1.23) (0.02) (3.14) — (3.16) $ 33 .18 (3.62)% $ 8,569,392 2.13% (1.37)% 2.16% 172.38%
Year Ended October 31, 2017 $ 29 .04 (0.26) 8.84 8.58 — (0.05) — (0.05) $ 37 .57 29.55% $ 9,863,605 2.12% (0.76)% 2.12% 95.99%
Year Ended October 31, 2016 $ 28 .73 (0.19) 1.32 1.13 — (0.82) — (0.82) $ 29 .04 4.11% $ 7,751,965 2.21% (0.67)% 2.21% 69.62%
Year Ended October 31, 2015 $ 28 .82 (0.27) 0.18 (0.09) — — — — $ 28 .73 (0.31)% $ 8,931,807 2.19% (0.91)% 2.19% 103.94%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 25 .84 0.01 (5.54) (5.53) — (1.13) — (1.13) $ 19 .18 (22.56)% $ 2,366,441 0.82% 0.13% 1.13% 21.04%
Year Ended October 31, 2019 $ 36 .97 (0.08) 2.51 2.43 — (13.56) — (13.56) $ 25 .84 14.78% $ 2,230,227 1.20% (0.30)% 1.25% 52.18%
Year Ended October 31, 2018 $ 41 .11 (0.07) (0.87) (0.94) (0.06) (3.14) — (3.20) $ 36 .97 (2.54)% $ 2,785,456 1.00% (0.18)% 1.02% 172.38%
Year Ended October 31, 2017 $ 31 .46 0.13 9.61 9.74 (0.04) (0.05) — (0.09) $ 41 .11 30.97% $ 87,473,796 1.01% 0.35% 1.01% 95.99%
Year Ended October 31, 2016 $ 30 .87 0.12 1.46 1.58 (0.13) (0.82) (0.04) (0.99) $ 31 .46 5.33% $ 73,229,275 1.09% 0.42% 1.09% 69.62%
Year Ended October 31, 2015 $ 30 .64 0.05 0.18 0.23 — — — — $ 30 .87 0.75% $ 338,296 1.05% 0.16% 1.05% 103.94%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 25 .67 0.01 (5.50) (5.49) — (1.13) — (1.13) $ 19 .05 (22.55)% $ 28,155,614 0.92% 0.05% 1.23% 21.04%
Year Ended October 31, 2019 $ 36 .86 (0.11) 2.48 2.37 — (13.56) — (13.56) $ 25 .67 14.62% $ 45,063,142 1.31% (0.43)% 1.37% 52.18%
Year Ended October 31, 2018 $ 41 .03 (0.13) (0.84) (0.97) (0.06) (3.14) — (3.20) $ 36 .86 (2.63)% $ 44,421,820 1.11% (0.33)% 1.13% 172.38%
Year Ended October 31, 2017 $ 31 .40 0.10 9.59 9.69 (0.01) (0.05) — (0.06) $ 41 .03 30.88% $ 90,228,862 1.09% 0.26% 1.09% 95.99%
Year Ended October 31, 2016 $ 30 .84 0.12 1.41 1.53 (0.11) (0.82) (0.04) (0.97) $ 31 .40 5.20% $ 33,699,602 1.16% 0.40% 1.16% 69.62%
Year Ended October 31, 2015 $ 30 .60 0.06 0.18 0.24 — — — — $ 30 .84 0.78% $ 114,942,706 1.10% 0.18% 1.10% 103.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - April 30, 2020 (Unaudited) - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Ziegler Equity Income
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13.17 0.15 (1.88) (1.73) (0.16) (1.30) (1.46) $ 9.98 (15.20)% $ 14,323,966 1.06% 2.61% 1.52% 17.82%
Year Ended October 31, 2019 $ 14.83 0.31 0.87 1.18 (0.33) (2.51) (2.84) $ 13.17 11.14% $ 20,069,263 1.06% 2.40% 1.31% 37.15%(g)
Year Ended October 31, 2018 $ 15.78 0.35 0.31 0.66 (0.36) (1.25) (1.61) $ 14.83 4.07% $ 17,278,778 0.93% 2.25% 0.93% 33.21%
Year Ended October 31, 2017 $ 13.49 0.37 2.33 2.70 (0.41) — (0.41) $ 15.78 20.28% $ 19,165,335 0.91% 2.48% 0.91% 59.73%
Year Ended October 31, 2016 $ 13.46 0.37 0.19 0.56 (0.32) (0.21) (0.53) $ 13.49 4.35% $ 18,197,057 0.91% 2.80% 0.91% 47.93%
Year Ended October 31, 2015 $ 13.87 0.31 (0.22) 0.09 (0.38) (0.12) (0.50) $ 13.46 0.78% $ 20,726,341 0.93% 2.29% 0.93% 56.34%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 12.99 0.11 (1.85) (1.74) (0.11) (1.30) (1.41) $ 9.84 (15.52)% $ 3,228,074 1.84% 1.81% 2.30% 17.82%
Year Ended October 31, 2019 $ 14.69 0.21 0.85 1.06 (0.25) (2.51) (2.76) $ 12.99 10.24% $ 4,734,880 1.84% 1.67% 2.08% 37.15%(g)
Year Ended October 31, 2018 $ 15.64 0.23 0.32 0.55 (0.25) (1.25) (1.50) $ 14.69 3.34% $ 6,889,591 1.69% 1.50% 1.69% 33.21%
Year Ended October 31, 2017 $ 13.38 0.25 2.31 2.56 (0.30) — (0.30) $ 15.64 19.35% $ 7,938,377 1.65% 1.74% 1.65% 59.73%
Year Ended October 31, 2016 $ 13.35 0.27 0.19 0.46 (0.22) (0.21) (0.43) $ 13.38 3.62% $ 6,794,975 1.65% 2.07% 1.65% 47.93%
Year Ended October 31, 2015 $ 13.76 0.21 (0.22) (0.01) (0.28) (0.12) (0.40) $ 13.35 0.05% $ 7,355,755 1.67% 1.55% 1.67% 56.34%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 13.23 0.17 (1.89) (1.72) (0.17) (1.30) (1.47) $ 10.04 (15.01)% $ 487,150 0.75% 2.91% 1.22% 17.82%
Year Ended October 31, 2019 $ 14.90 0.44 0.75 1.19 (0.35) (2.51) (2.86) $ 13.23 11.14% $ 571,386 0.62% 3.38% 0.62% 37.15%(g)
Year Ended October 31, 2018 $ 15.84 0.41 0.32 0.73 (0.42) (1.25) (1.67) $ 14.90 4.47% $ 283,033,511 0.60% 2.65% 0.60% 33.21%
Year Ended October 31, 2017 $ 13.54 0.43 2.33 2.76 (0.46) — (0.46) $ 15 .84 20.68% $ 439,687,649 0.56% 2.89% 0.56% 59.73%
Year Ended October 31, 2016 $ 13.51 0.41 0.20 0.61 (0.37) (0.21) (0.58) $ 13.54 4.69% $ 692,679,903 0.57% 3.09% 0.57% 47.93%
Year Ended October 31, 2015 $ 13.92 0.36 (0.22) 0.14 (0.43) (0.12) (0.55) $ 13.51 1.13% $ 463,282,131 0.59% 2.64% 0.59% 56.34%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13.23 0.17 (1.90) (1.73) (0.17) (1.30) (1.47) $ 10.03 (15.09)% $ 7,210,407 0.85% 2.83% 1.31% 17.82%
Year Ended October 31, 2019 $ 14.89 0.34 0.87 1.21 (0.36) (2.51) (2.87) $ 13.23 11.32% $ 11,876,258 0.85% 2.61% 1.10% 37.15%(g)
Year Ended October 31, 2018 $ 15.83 0.38 0.33 0.71 (0.40) (1.25) (1.65) $ 14.89 4.35% $ 11,560,263 0.72% 2.44% 0.72% 33.21%
Year Ended October 31, 2017 $ 13.54 0.41 2.32 2.73 (0.44) — (0.44) $ 15.83 20.47% $ 11,149,255 0.68% 2.75% 0.68% 59.73%
Year Ended October 31, 2016 $ 13.50 0.40 0.20 0.60 (0.35) (0.21) (0.56) $ 13.54 4.65% $ 12,236,349 0.68% 3.00% 0.68% 47.93%
Year Ended October 31, 2015 $ 13.92 0.34 (0.23) 0.11 (0.41) (0.12) (0.53) $ 13.50 0.94% $ 11,272,994 0.70% 2.51% 0.70% 56.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

110 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide Long/Short Equity Fund (“Long/Short Equity”)
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Mellon Dynamic U.S. Core Fund (formerly Nationwide Dynamic U.S. Growth Fund) (“U.S. Core”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide U.S. Small Cap Value Fund (“U.S. Small Cap Value”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
Nationwide Ziegler Equity Income Fund (“Equity Income”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open
for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Effective February 28, 2020, the Nationwide Dynamic U.S.
Growth Fund was renamed Nationwide Mellon Dynamic U.S.
Core Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 111
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

112 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 45,514,801 $ – $ – $ 45,514,801
Exchange Traded Funds 3,057,456 – – 3,057,456
Master Limited Partnership 31,724 – – 31,724
Repurchase Agreement – 43,035 – 43,035
Short-Term Investment 386,415 – – 386,415
Total $ 48,990,396 $ 43,035 $ – $ 49,033,431
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 131,210,474 $ – $ – $ 131,210,474
Repurchase Agreement – 84,552 – 84,552
Right 135,300 – – 135,300
Short-Term Investment 759,208 – – 759,208
Total $ 132,104,982 $ 84,552 $ – $ 132,189,534
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 18,009,468 $ – $ – $ 18,009,468
Total $ 18,009,468 $ – $ – $ 18,009,468
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 973,431,109 $ – $ – $ 973,431,109
Repurchase Agreement – 508,814 – 508,814
Short-Term Investment 4,568,721 – – 4,568,721
Total $ 977,999,830 $ 508,814 $ – $ 978,508,644
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 493,653,777 $ – $ – $ 493,653,777
Total $ 493,653,777 $ – $ – $ 493,653,777
Long/Short Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 19,194,653 $ – $ – $ 19,194,653
Total Assets $ 19,194,653 $ – $ – $ 19,194,653
Liabilities:
Common Stocks $ (1,659,163) $ – $ – $ (1,659,163)
Exchange Traded Funds (7,872,184) – – (7,872,184)
Total Liabilities $ (9,531,347) $ – $ – $ (9,531,347)
Total $ 9,663,306 $ – $ – $ 9,663,306

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 113
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 334,537,774 $ – $ – $ 334,537,774
Total $ 334,537,774 $ – $ – $ 334,537,774
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 866,163,155 $ – $ – $ 866,163,155
Futures Contracts 3,653,294 – – 3,653,294
Purchased Options 15,364,513 – – 15,364,513
Repurchase Agreement – 171,211 – 171,211
Short-Term Investments   1,537,327 63,148,053 – 64,685,380
Total $ 886,718,289 $ 63,319,264 $ – $ 950,037,553
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 232,658,210 $ – $ – $ 232,658,210
Repurchase Agreement – 73,824 – 73,824
Short-Term Investment 662,875 – – 662,875
Total $ 233,321,085 $ 73,824 $ – $ 233,394,909
U.S. Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 435,253 $ – $ – $ 435,253
Air Freight & Logistics 738,175 – – 738,175
Airlines 951,622 – – 951,622
Auto Components 2,219,777 – – 2,219,777
Automobiles 236,722 – – 236,722
Banks 15,579,986 – – 15,579,986
Beverages 58,195 – – 58,195
Biotechnology 587,011 – – 587,011
Building Products 1,387,098 – – 1,387,098
Capital Markets 1,545,439 – – 1,545,439
Chemicals 3,359,402 – – 3,359,402
Commercial Services & Supplies 1,796,483 – – 1,796,483
Communications Equipment 847,276 – – 847,276
Construction & Engineering 1,564,247 – – 1,564,247
Construction Materials 285,814 – – 285,814
Consumer Finance 1,132,214 – – 1,132,214
Containers & Packaging 443,224 – – 443,224
Distributors 81,660 – – 81,660
Diversified Consumer Services 699,636 – – 699,636
Diversified Financial Services 601,049 – – 601,049
Diversified Telecommunication Services 303,918 – – 303,918
Electric Utilities 20,488 – – 20,488
Electrical Equipment 1,128,306 – – 1,128,306
Electronic Equipment, Instruments &
Components 4,578,928 – – 4,578,928
Energy Equipment & Services 1,171,212 – – 1,171,212
Entertainment 360,560 – – 360,560
Food & Staples Retailing 912,144 – – 912,144
Food Products 2,711,078 – – 2,711,078
Health Care Equipment & Supplies 810,580 – – 810,580
Health Care Providers & Services 1,922,337 – – 1,922,337
Health Care Technology 331,299 – – 331,299

114 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Hotels, Restaurants & Leisure $ 1,094,134 $ – $ – $ 1,094,134
Household Durables 3,143,142 – – 3,143,142
Household Products 238,338 – – 238,338
Independent Power and Renewable
Electricity Producers 72,155 – – 72,155
Insurance 4,879,046 – – 4,879,046
Interactive Media & Services 209,729 – – 209,729
Internet & Direct Marketing Retail 501,078 – – 501,078
IT Services 1,121,407 – – 1,121,407
Leisure Products 749,980 – – 749,980
Life Sciences Tools & Services 121,949 – – 121,949
Machinery 4,085,817 – – 4,085,817
Marine 614,697 – – 614,697
Media 2,064,592 – – 2,064,592
Metals & Mining 2,195,426 – – 2,195,426
Multiline Retail 460,322 – – 460,322
Oil, Gas & Consumable Fuels 4,658,617 – – 4,658,617
Paper & Forest Products 685,436 – – 685,436
Personal Products 284,402 – – 284,402
Pharmaceuticals 553,698 – – 553,698
Professional Services 1,389,720 – – 1,389,720
Real Estate Management & Development 390,188 – – 390,188
Road & Rail 1,719,213 – – 1,719,213
Semiconductors & Semiconductor
Equipment 1,815,592 – – 1,815,592
Software 517,218 – – 517,218
Specialty Retail 3,325,105 – – 3,325,105
Technology Hardware, Storage &
Peripherals 424,651 – – 424,651
Textiles, Apparel & Luxury Goods 1,008,107 – – 1,008,107
Thrifts & Mortgage Finance 2,202,918 – – 2,202,918
Tobacco 89,864 – – 89,864
Trading Companies & Distributors 1,911,450 – – 1,911,450
Transportation Infrastructure 297,944 – – 297,944
Wireless Telecommunication Services 448,563 – – 448,563
Total Common Stocks $ 92,075,631 $ – $ – $ 92,075,631
Repurchase Agreement – 252,816 – 252,816
Rights   – 25,466 6,172 31,638
Short-Term Investment 2,270,072 – – 2,270,072
Total $ 94,345,703 $ 278,282 $ 6,172 $ 94,630,157
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 43,378,467 $ – $ – $ 43,378,467
Repurchase Agreement – 18,274 – 18,274
Short-Term Investment 164,081 – – 164,081
Total $ 43,542,548 $ 18,274 $ – $ 43,560,822
Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 25,098,977 $ – $ – $ 25,098,977
Exchange Traded Fund 135,027 – – 135,027
Total $ 25,234,004 $ – $ – $ 25,234,004
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended April 30, 2020, U.S. Small Cap Value held four common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 115
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
U.S. Small Cap Value
Rights Total
Balance as of 10/31/2019 $ 428 $428
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/
Depreciation 5,744 5,744
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2020 $ 6,172 $6,172
Change in Unrealized Appreciation/
Depreciation for Investments Still held as
of 4/30/2020* $ 5,744 $5,744
Amounts designated as "—" are zero or have been rounded to zero.
* Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

116 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest
rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 117
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2020
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 227,825
Interest rate risk Investment securities, at value 15,136,688
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts 3,127,434
Interest rate risk Payable for variation margin on futures contracts 525,860
Total $ 19,017,807
(a) Includes cumulative appreciation/(depreciation) of fu tures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (6,886,107)
Interest rate risk 18,747,533
Futures Contracts
Equity risk (17,569,789)
Interest rate risk 21,475,438
Total $ 15,767,075
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ (121,063)
Interest rate risk 4,564,092
Futures Contracts
Equity risk 2,171,659
Interest rate risk 466,594
Total $ 7,081,282
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

118 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2020, certain Funds have entered into futures contracts. The futures contract
agreement does not provide for a netting arrangement.
(f) Leverage and Short Sales
Long/Short Equity may use leverage in connection with its
investment activities and may effect short sales of securities.
Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. The use of short sales creates investment leverage in the Fund’s portfolio. A short sale is the sale by the Fund of a security which it does not own
in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases.
However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and
long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.
(g) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load fee charged to the borrower with respect to the receipt of non-
cash collateral.
U.S. Core
Options:
Average Value Purchased $13,288,569
Average Number of Purchased Option Contracts 1,541
Futures Contracts:
Average Notional Balance Long $173,733,586
Average Notional Balance Short $ 9,579,737

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 119
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
(h) Joint Repurchase Agreements
During the six months ended April 30, 2020, Government
Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted
by the Board of Trustees and applicable guidance from the
SEC, transferred cash through a joint account at JPMorgan,
Government Money Market’s custodian, the daily aggregate
balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized
by U.S. Treasury or federal agency obligations. In a repo,
the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the
effective rate of return for the term of the agreement. For
repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Cognitive Value $ 429,450
Technology & Science 843,760
Nationwide Fund 5,077,535
U.S. Core 1,708,538
Small Company Growth 736,699
U.S. Small Cap Value 2,522,888
Focused Small Cap 182,355
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.

120 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
At April 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cognitive Value
BNP Paribas
Securities Corp. $ 43,035 $ – $ 43,035 $ (43,035) $ –
Total $ 43,035 $ – $ 43,035 $ (43,035) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Technology &
Science
BNP Paribas
Securities Corp. $ 84,552 $ – $ 84,552 $ (84,552) $ –
Total $ 84,552 $ – $ 84,552 $ (84,552) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Nationwide Fund
BNP Paribas
Securities Corp. $ 508,814 $ – $ 508,814 $ (508,814) $ –
Total $ 508,814 $ – $ 508,814 $ (508,814) $ –

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 121
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
BNP Paribas
Securities Corp. $ 171,211 $ – $ 171,211 $ (171,211) $ –
Total $ 171,211 $ – $ 171,211 $ (171,211) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Growth
BNP Paribas
Securities Corp. $ 73,824 $ – $ 73,824 $ (73,824) $ –
Total $ 73,824 $ – $ 73,824 $ (73,824) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Small Cap
Value
BNP Paribas
Securities Corp. $ 252,816 $ – $ 252,816 $ (252,816) $ –
Total $ 252,816 $ – $ 252,816 $ (252,816) $ –

122 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Focused Small
Cap
BNP Paribas
Securities Corp. $ 18,274 $ – $ 18,274 $ (18,274) $ –
Total $ 18,274 $ – $ 18,274 $ (18,274) $ –
Amounts designated as “—” are zero or have been rounded to zero.
*
At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 123
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(l) Cash and Cash Equivalents
For the purposes of the Statement of Cash Flows, the Fund
defines Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2020, the subadviser for each Fund is as follows:
Fund Subadviser
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company, LLP
Mid Cap Growth Geneva Capital Management LLC
Long/Short Equity Logan Capital Management, Inc.
All Cap Growth Loomis, Sayles & Company, LP
U.S. Core Mellon Investments Corporation
Small Company Growth Brown Capital Management LLC
U.S. Small Cap Value Dimensional Fund Advisors LP
Focused Small Cap WCM Investment Management, LLC
Equity Income Ziegler Capital Management, LLC

124 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Prior to November 8, 2019, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving
0.045% of investment advisory fees of Nationwide Fund until
February 28, 2021. During the six months ended April 30, 2020, the waiver of such investment advisory fees by NFA amounted
to $228,622, for which NFA shall not be entitled to later seek recoupment.
The Trust and NFA had entered into a written contract waiving the amount of Focused Small Cap's Advisory Fees equal to
100% of the savings amount in respect of the Fund until
November 8, 2019. The “Savings Amount” represents the
difference between the Old Subadvisory Fee Amount and
the New Subadvisory Fee Amount. During the six months
ended April 30, 2020, the waiver of such investment advisory fees by NFA amounted to $332 for which NFA shall not be
entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
Large Cap Concentrated Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million and more 0.65%
Long/Short Equity All assets 1.35%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
U.S. Core $0 Up to $5 billion 0.45%
$5 billion and more 0.425%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
U.S. Small Cap Value Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap(a) Up to $500 million 0.75%
$500 million and more 0.70%
Equity Income Up to $100 million 0.55%
$100 million up to $500 million 0.50%
$500 million and more 0.45%
(a) For the period November 8, 2019 through April 30, 2020.
Fund Fee Schedule
Advisory Fee
(annual rate)
Focused Small Cap Up to $500 million 0.84%
$500 million and more 0.79%

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 125
For the six months ended April 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
FUND
Effective Advisory Fee
Rate Before Contractual *
Fee Waivers and Expense
Reimbursements
*
Effective Advisory Fee Rate
After Contractual * Fee
Waivers
Effective Advisory Fee
Rate After Contractual *
Fee Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.67%
Technology & Science 0.75 N/A 0.75
Large Cap Concentrated 0.60 N/A 0.00
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.72 N/A 0.72
Long/Short Equity 1.35 N/A 0.80
All Cap Growth 0.80 N/A 0.76
U.S. Core 0.45 N/A 0.42
Small Company Growth 0.84 N/A 0.83
U.S. Small Cap Value 0.84 N/A 0.84
Focused Small Cap 0.76 0.76 0.44
Equity Income 0.55 N/A 0.09
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Large Cap Concentrated All Classes 0.82%
Mid Cap Growth All Classes 0.98%
Long/Short Equity All Classes 1.74%
All Cap Growth All Classes 0.85%
U.S. Core (a) All Classes 0.50%
Small Company Growth All Classes 0.94%
U.S. Small Cap Value All Classes 1.09%
Focused Small Cap All Classes 0.80%
Equity Income All Classes 0.75%
(a)  Until February 28, 2022

126 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
As of April 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $1,517,828 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $6,515.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
April 30, 2020
Amount Total
Cognitive Value $ — $ — $ 28,643 $ 22,216 $ 50,859
Technology & Science — — — — —
Large Cap Concentrated 35,088 117,674 176,831 83,374 412,967
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
Long/Short Equity — 89,562(a) 126,945 60,181 276,688
All Cap Growth 69,417(b) 367,907 129,013 66,901 633,238
U.S. Core 210,819 449,657 472,116 130,526 1,263,118
Small Company Growth 7,980 657 10,977 15,425 35,039
U.S. Small Cap Value — — — — —
Focused Small Cap — — 19,289 94,554 113,843
Equity Income — — 87,893 74,901 162,794
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $34,330 for the period from December 9, 2017 through April 30, 2018 and $55,232 for their period from May 1, 2018 through October 31, 2018. Reimbursement accrued by the Predecessor Fund in the amount of $112,633 is not eligible to be recouped by any party.
(b) For the period from June 1, 2017 (commencement of operations) through October 31, 2017.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 127
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2020, the
Fund imposed front-end sales charges of $198,489. From
these fees, NFD retained a portion amounting to $27,296.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
six months ended April 30, 2020, the Funds imposed CDSCs
of $37. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Class R, and Institutional Service Class shares of each of the Funds.
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Cognitive Value 0.25% 1.00% N/A
Technology & Science 0.25% 1.00% N/A
Large Cap Concentrated 0.25% 1.00% N/A
Nationwide Fund 0.25% 1.00% 0.50%
Mid Cap Growth 0.25% 1.00% N/A
Long/Short Equity 0.25% N/A N/A
All Cap Growth 0.25% N/A N/A
U.S. Core 0.25% 1.00% 0.50%
Small Company Growth 0.25% N/A N/A
U.S. Small Cap Value 0.25% 1.00% N/A
Focused Small Cap 0.25% 1.00% N/A
Equity Income 0.25% 1.00% N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

128 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.12% 0.05 % N/A N/A 0.17%
Technology & Science 0.05 0.05 N/A N/A 0.12
Large Cap
Concentrated 0.11 0.08 N/A N/A 0.17
Nationwide Fund 0.04 0.09 0.25 % N/A 0.08
Mid Cap Growth 0.11 0.10 N/A N/A 0.12
Long/Short Equity N/A N/A N/A N/A 0.10
All Cap Growth 0.25 N/A N/A 0.10% 0.06
U.S. Core 0.06 0.06 0.13 0.10 0.11
Small Company
Growth 0.14 N/A N/A N/A 0.25
U.S. Small Cap Value 0.07 0.10 N/A N/A 0.25
Focused Small Cap 0.09 0.12 N/A N/A 0.10
Equity Income 0.06 0.09 N/A N/A 0.10
N/A — Not Applicable.
Fund Amount
Cognitive Value $443
Technology & Science 2,781
Large Cap Concentrated 12,170
Nationwide Fund 371,111
Mid Cap Growth 247,597
Long/Short Equity 3,326
All Cap Growth 86,411
U.S. Core 330,910
Small Company Growth 329,576
U.S. Small Cap Value 118,215
Focused Small Cap 29,252
Equity Income 12,040
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.02%
Technology & Science —
Large Cap Concentrated —
Nationwide Fund 36.50
Mid Cap Growth —
Long/Short Equity 69.81
All Cap Growth 73.98
U.S. Core 1.20
Small Company Growth 90.45
U.S. Small Cap Value 86.69
Focused Small Cap —
Equity Income —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 129
During the year ended October 31, 2019, shares of certain Funds held by affiliated entities were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of
Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying
Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
5. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class Dates Net Shares Securities Cash Realized
Equity Income R6 2/22/2019 $287,586,278 22,926,202 $284,198,047 $,3,388,231 $57,308,737
Fund Purchases
*
Sales
*
Securities
Sold Short
Covers on
Securities
Sold Short
Cognitive Value $ 119,206,631 $ 118,388,862 N/A N/A
Technology & Science 21,633,451 32,435,566 N/A N/A
Large Cap Concentrated 3,060,350 5,394,156 N/A N/A
Nationwide Fund 342,988,921 367,399,857 N/A N/A
Mid Cap Growth 55,275,474 103,894,425 N/A N/A
Long/Short Equity 1,124,536 3,396,747 $ 13,206,793 $ 9,724,593
All Cap Growth 73,762,852 91,162,703 N/A N/A
U.S. Core 16,572,425 19,204,431 N/A N/A
Small Company Growth 17,070,392 86,608,421 N/A N/A
U.S. Small Cap Value 23,385,880 27,897,904 N/A N/A
Focused Small Cap 11,418,760 13,656,303 N/A N/A
Equity Income 5,762,933 12,053,371 N/A N/A
N/A — Not Applicable.
* Includes purchases and sales of long-term U.S. Government securities, if any.

130 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
6. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Short Positions
In taking a short position, a Fund sells a stock or debt instrument which it does not own, making delivery with instruments
“borrowed” from a broker. The Fund is then obligated to replace the borrowed instrument by purchasing it at the market price at the time of replacement. Until the instrument is replaced, the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the instrument, the Fund may also have to pay a premium and/
or interest which would increase the cost of the transaction. A
Fund will incur a loss from a short position if the price of the instrument increases between the date of the short sale and
the date on which the Fund replaces the borrowed instrument.
A Fund will realize a gain if the instrument declines in price between those two dates. The amount of any gain will be
decreased and the amount of any loss will be increased by
any premium or interest the Fund may be required to pay in
connection with the transaction.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 131
9. Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended April 30, 2020, the Funds recaptured the following amounts of brokerage commissions:
11. Merger
At close of business on December 13, 2019, Nationwide
Mellon Dynamic U.S. Core Fund (“Acquiring Fund”) acquired
all of the net assets of BNY Mellon Growth and Income Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on August 2, 2019. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 80,800,627 shares
of the Acquiring Fund, valued at $835,266,893, for the assets of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $728,753,730 and identified cost of
$599,165,423 at December 13, 2019, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $283,320,975.
The net assets of the Acquiring Fund immediately following
the acquisition were $1,118,587,868. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of the Target Fund received a number of shares proportional to their ownership
of Eagle Class shares of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Cognitive Value 73.16% 1
Technology & Science 63.37 1
Large Cap Concentrated 52.47 2
Nationwide Fund 30.62 2(a)
Mid Cap Growth 39.86 3
Long/Short Equity 88.78 2(a)
All Cap Growth 87.58 5(a)
U.S. Core 13.00 1
Small Company Growth 86.43 2(a)
U.S. Small Cap Value 81.32 2(a)
Focused Small Cap 46.77 3
Equity Income 35.68 2
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Cognitive Value $ —
Technology & Science —
Large Cap Concentrated 11
Nationwide Fund 3,806
Mid Cap Growth 10,080
Long/Short Equity 192
All Cap Growth 13,138
U.S. Core —
Small Company Growth 5,989
U.S. Small Cap Value —
Focused Small Cap 852
Equity Income —
Amounts designated as "—" are zero or have been rounded to zero.

132 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Equity Funds
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after the reorganization.
The following pro forma information for the six months ended April 30, 2020 is provided as though the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $7,165,128;
Net gains (losses) on investments $130,853,950;
Net change in unrealized appreciation/depreciation $(13,102,015); and
Net increase (decrease) in net assets resulting from operations $124,917,063.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 13, 2019.
12. Federal Tax Information
As of April 30, 2020, the tax cost of investments (including derivative contracts and short positions) and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
BNY Mellon Growth and Income Fund, Inc. $129,588,307
Total Fund
47,578,501 $835,266,893 $17.56
Acquiring Fund
Nationwide Mellon Dynamic U.S. Core Fund $33,468,784
Class A
4,837,212 $45,576,212 $9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
550 5,684 10.34
Institutional Service Class
3,706,092 38,276,855 10.33
After Reorganization
Nationwide Mellon Dynamic U.S. Core Fund $163,057,091
Class A
4,837,212 $45,576,212 $9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
80,801,177 835,272,578 10.34
Institutional Service Class
3,706,092 38,276,855 10.33
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Nationwide Fund $ 840,391,209 $ 188,630,420 $ (50,512,985) $ 138,117,435
Cognitive Value 51,204,810 3,082,184 (5,253,563) (2,171,379)
Technology & Science 53,815,197 78,885,300 (510,963) 78,374,337
Large Cap Concentrated 18,428,529 1,827,179 (2,246,240) (419,061)
Mid Cap Growth 338,886,144 167,761,788 (12,994,155) 154,767,633
Long/Short Equity 8,459,648 3,857,236 (2,653,578) 1,203,658
All Cap Growth 275,134,947 69,828,895 (10,426,068) 59,402,827
U.S. Core 860,435,351 168,794,916 (79,192,714) 89,602,202
Small Company Growth 173,405,979 75,460,003 (15,471,073) 59,988,930
U.S. Small Cap Value 118,203,839 10,604,895 (34,178,577) (23,573,682)
Focused Small Cap 52,200,478 2,233,405 (10,873,061) (8,639,656)
Equity Income 25,881,844 2,342,109 (2,989,949) (647,840)

Equity Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 133
13. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
14. Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

134 - Supplemental Information - April 30, 2020 - Equity Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Dynamic U.S. Growth Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

Equity Funds - April 30, 2020 - Supplemental Information - 135
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide Amundi Strategic
Income Fund, Nationwide Diamond Hill Large Cap Concentrated
Fund, Nationwide Dynamic US Growth Fund, Nationwide Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Multi-Cap Portfolio Fund, and Nationwide Ziegler
Equity Income Fund were shown to pay actual management
fees and to have total expense ratios at levels equal to or lower than their peer group medians, and, other than Nationwide
Multi-Cap Portfolio Fund, to have experienced three-year
performance at or above their peer group medians, or within
the third quintile of their peer group medians. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had launched in December 2018 and additional
time was necessary to evaluate the Funds’ performance.
The Trustees considered, as to Nationwide Bailard Cognitive
Value Fund and Nationwide Geneva Mid Cap Growth Fund,
that each Fund was shown to pay actual management
fees and to have total expense ratios at a level lower than
its peer group median, and that, although each Fund had
underperformed over the three-year period, its investment
performance had improved for the one- and two-year periods
ended at the same date. As to those two Funds, the Trustees
also considered that each has been designated to be subject
to heightened review by the Trustees in the coming year in
light of its investment performance, and that, with respect
to Nationwide Bailard Cognitive Value Fund, the Adviser is
considering recommending changes to the Fund’s subadvisory
arrangements in the coming year. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered, with respect to Nationwide Amundi
Global High Yield Fund, Nationwide Bailard Technology &
Science Fund, Nationwide International Small Cap Fund,
Nationwide Small Company Growth Fund, and Nationwide
U.S. Small Cap Value Fund, that, although each Fund was
shown to pay actual management fees above its peer group
median and in the fourth comparative quintile (or, in the case of Nationwide Small Company Growth Fund and Nationwide
U.S. Small Cap Value Fund, the fifth quintile), each Fund had a total expense ratio at a level at or lower than its peer group median. They considered, with respect to Nationwide Loomis
Short Term Bond Fund, that the Fund was shown to pay actual
management fees at approximately the median of its peer
group, and to have a total expense ratio at a level above the peer group median, but within the third comparative quintile.
They considered that each Fund, other than Nationwide U.S.
Small Cap Value Fund, had achieved performance for the
three-year period (or, if shorter, for the period since the Fund’s inception) above the median of its peers or if below the median, within the third quintile. The Trustees noted that Nationwide
U.S. Small Cap Value Fund’s three-year performance was
in the fourth quintile, specifically in the 64th percentile, and that the Fund had been designated for heightened review in
the coming year in light of that performance. The Trustees
determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.
The Trustees considered that, although each of Nationwide
Emerging Markets Debt Fund, Nationwide Core Plus Bond
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide WCM Focused Small
Cap Fund had relatively high actual management fees and
total expenses (each in the fourth comparative quintile or, with respect to the actual management fees of Nationwide Core
Plus Bond Fund, in the fifth quintile), those fees and expenses were not so high as to preclude continuation of the Fund’s
contractual arrangements, particularly in light of each Fund’s three-year investment performance (or, if shorter, for the period since the Fund’s inception), which was at or above the peer
group median (or, in the case of Nationwide Loomis Core
Bond Fund, slightly below the peer group median, although
the Fund’s performance was generally above median since
the Fund’s current sub-adviser began managing the Fund in

136 - Supplemental Information - April 30, 2020 - Equity Funds
November 2017) of its peers. As to Nationwide Core Plus
Bond Fund, the Trustees noted that during 2018 the Adviser
had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders. The
Trustees considered in respect of Nationwide WCM Focused
Small Cap Fund that the Adviser implemented in November
2019 a reduction in its advisory fee and increased the Fund’s expense limitation which have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 25 basis points.
As to Nationwide Long/Short Equity Fund, the Trustees
considered, although the Fund had achieved three-year
investment performance in the third comparative quintile
(slightly below the peer group median), both its actual
management fee and total expense ratio were above the peer
group median (and, in the case of the total expense ratio, in the fifth quintile). The Trustees considered that Management had placed the Fund on heightened review for the coming year in light of its total expense ratio and is exploring options to potentially lower the Fund’s total expense ratio.
As to Nationwide Bond Fund the Trustees noted that the Fund
was shown to pay actual management fees and to have a total
expense ratio at levels within the first quintile of the Fund’s peer group median. The Trustees noted that the Fund had
underperformed the peer group median over the past three
years, and considered Management’s statements regarding the
Fund’s favorable performance as against its benchmark and
regarding the principle reason for the Fund’s underperformance as against its peers, which has been the Fund’s relatively low allocation to corporate credit, which has outperformed.
As to Nationwide Bailard International Equities Fund, the
Trustees noted that, although the Fund’s actual management
fee was above the Fund’s peer group median in the fourth
quintile, the Fund’s total expense ratio was shown to be lower than its peer group median. The considered the Adviser’s
statement that, although the Fund’s performance had
improved somewhat in the most recent year, the Fund has
experience sustained underperformance, and that the Adviser
is considering additional steps to take in the coming year in light of that underperformance.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund and Nationwide
Long/Short Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide Geneva Mid Cap Growth Fund and
Nationwide Geneva Small Cap Growth Fund
Approval of Sub-advisory Agreement with
Geneva Capital Management, LLC
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Geneva Mid Cap
Growth Fund and the Nationwide Geneva Small Cap Growth
Fund (the “Funds”), a new investment sub-advisory agreement
(the “New Sub-advisory Agreement”) between Nationwide
Fund Advisers (“NFA”) and Geneva Capital Management, LLC
(“Geneva”). The Trustees considered the New Sub-advisory
Agreement in anticipation of the acquisition of the equity interests of Geneva by certain members of the Geneva management
team in partnership with Estancia Capital Management, LLC, in a transaction expected to occur in the second quarter of 2020
(the “Transaction”). The Trustees were provided with materials relating to the change of control of Geneva in advance of the meeting.
The Trustees were apprised that the Transaction would result in a change of control of Geneva and in the automatic termination of the existing sub-advisory agreement between NFA and
Geneva. The Trustees considered Geneva’s statement that
the same portfolio management teams that currently manage
the Funds would continue to provide the same portfolio
management services to the Funds after the Transaction.
The Trustees considered NFA’s statements that Geneva had
confirmed to NFA that the Transaction would not cause any
material changes to its compliance team or program. The
Trustees considered that the fees payable under the New
Sub-advisory Agreement would be at the same rate as paid
to Geneva under the existing sub-advisory agreement, and
that the change in sub-advisers was not expected to have any effect on the expenses of the Funds. The Trustees considered
NFA’s statement that the New Sub-advisory Agreement is
substantially the same in all material respects as the existing sub-advisory agreement with Geneva. On the basis of those
considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting
separately, unanimously approved the New Sub-advisory
Agreement.
Nationwide Ziegler Equity Income Fund and
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Approval of Subadvisory Agreement with
Ziegler Capital Management, LLC
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, for the Nationwide Ziegler
Equity Income Fund and the Nationwide Ziegler NYSE Arca
Tech 100 Index Fund (the “Funds”), a new investment sub-
advisory agreement (the “New Sub-advisory Agreement”)
between Nationwide Fund Advisers (“NFA”) and Ziegler Capital

Equity Funds - April 30, 2020 - Supplemental Information - 137
Management, LLC (“Ziegler”). The Trustees considered the
New Sub-advisory Agreement in anticipation of the acquisition of the equity interests of Ziegler by certain members of the
Ziegler management team in partnership with 1251 Capital
Group, in a transaction expected to occur in the first quarter of 2020 (the “Transaction”). The Trustees were provided with materials relating to the change of control of Ziegler in advance of the meeting.
The Trustees were apprised that the Transaction will result in a change of control of Ziegler and in the automatic termination of the existing sub-advisory agreement between NFA and Ziegler.
The Trustees considered Ziegler’s statement that the same
portfolio management teams that currently manage the Funds
would continue to provide the same portfolio management
services to the Funds after the Transaction. The Trustees
considered NFA’s statements that Ziegler had confirmed to NFA that the Transaction would not cause any material changes to its compliance team or program. The Trustees considered
that the fees payable under the New Sub-advisory Agreement
would be at the same rate as paid to Ziegler under the existing sub-advisory agreement, and that the change in sub-advisers
was not expected to have any effect on the expenses of the
Funds. The Trustees considered NFA’s statement that the
New Sub-advisory Agreement is substantially the same in
all material respects as the existing sub-advisory agreement with Ziegler. On the basis of those considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously
approved the New Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Equity Funds - April 30, 2020 (Unaudited) - Management Information - 139
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

140 - Management Information - April 30, 2020 (Unaudited) - Equity Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - April 30, 2020 (Unaudited) - Management Information - 141
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

142 - Market Index Definitions - April 30, 2020 (Unaudited) - Equity Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Equity Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 143
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index :
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

144 - Market Index Definitions - April 30, 2020 (Unaudited) - Equity Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Equity Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 145
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

146 - Glossary - April 30, 2020 (Unaudited) - Equity Funds
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Equity Funds - April 30, 2020 (Unaudited) - Glossary - 147
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

148 - Glossary - April 30, 2020 (Unaudited) - Equity Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG) NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide
Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Mellon Disciplined Value Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds-prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 4
Statement of Investments 6
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes of Net Assets 12
Financial Highlights 14
Notes to Financial Statements 15
Supplemental Information 23
Management Information 25
Market Index Definitions 28
Glossary 32

Nationwide Mellon Disciplined Value Fund - April 30, 2020 - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 98.4%
Exchange Traded Fund 1.0%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Capital Markets 9.3%
Banks 9.2%
Oil, Gas & Consumable Fuels 8.4%
Diversified Financial Services 6.3%
Semiconductors & Semiconductor Equipment 5.8%
Health Care Equipment & Supplies 5.7%
Insurance 4.7%
Health Care Providers & Services 3.9%
Chemicals 3.8%
Aerospace & Defense 3.5%
Other Industries 39.4%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 4.3%
JPMorgan Chase & Co. 4.2%
Goldman Sachs Group, Inc. (The) 3.4%
Medtronic plc 3.3%
Morgan Stanley 2.8%
CF Industries Holdings, Inc. 2.8%
PPL Corp. 2.8%
Intel Corp. 2.7%
Becton Dickinson and Co. 2.4%
Hess Corp. 2.4%
Other Holdings 68.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2019 through April 30, 2020. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 775.20 3.79 1.14
Hypothetical
(b)(c)
1,000.00 1,019.19 5.72 1.14
Class K Shares(d)
Actual
(e)
1,000.00 816.90 3.75 0.83
Hypothetical
(b)(e)
1,000.00 1,020.74 4.17 0.83
Class R6 Shares
Actual
(a)
1,000.00 776.40 2.19 0.66
Hypothetical
(b)(c)
1,000.00 1,021.58 3.32 0.66
Eagle Class Shares
Actual
(a)
1,000.00 776.40 2.53 0.76
Hypothetical
(b)(c)
1,000.00 1,021.08 3.82 0.76
Institutional Service Class Shares
Actual
(a)
1,000.00 776.00 3.02 0.91
Hypothetical
(b)(c)
1,000.00 1,020.34 4.57 0.91
(a) Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from December 17,
2019 through April 30, 2020 to reflect the period from commencement of operations.
(b) Represents the hypothetical 5% return before expenses.
(c) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November
1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d) Effective December 13, 2019, Shares were renamed Class K Shares.

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Shareholder Expense Example - 5
(e) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

6 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Common Stocks 98.4%
Shares Value ($)
Aerospace & Defense 3.5%
L3Harris Technologies, Inc. 32,432 6,282,078
Northrop Grumman Corp. 6,390 2,112,981
Raytheon Technologies Corp. 94,608 6,131,545
14,526,604
Airlines 0.5%
Delta Air Lines, Inc. 83,527 2,164,185
Automobiles 1.2%
General Motors Co. 231,052 5,150,149
Banks 9.2%
Bank of America Corp. 380,161 9,142,872
Citigroup, Inc. 123,992 6,021,052
JPMorgan Chase & Co. 182,974 17,521,590
US Bancorp 151,146 5,516,829
38,202,343
Beverages 0.9%
PepsiCo, Inc. 27,116 3,587,176
Biotechnology 1.8%
AbbVie, Inc. 92,806 7,628,653
Building Products 1.2%
Carrier Global Corp.* 136,149 2,411,199
Trane Technologies plc 29,894 2,613,333
5,024,532
Capital Markets 9.3%
Charles Schwab Corp. (The) 103,088 3,888,479
Goldman Sachs Group, Inc.
(The) 77,797 14,269,526
LPL Financial Holdings, Inc. 78,225 4,710,710
Morgan Stanley 298,536 11,771,274
State Street Corp. 63,605 4,009,659
38,649,648
Chemicals 3.8%
CF Industries Holdings, Inc. 426,150 11,719,125
Dow, Inc. 54,232 1,989,772
Mosaic Co. (The) 176,015 2,025,933
15,734,830
Communications Equipment 0.9%
Cisco Systems, Inc. 87,500 3,708,250
Construction & Engineering 1.1%
Quanta Services, Inc. 125,157 4,550,709
Construction Materials 2.5%
Martin Marietta Materials, Inc. 10,929 2,079,024
Vulcan Materials Co. 74,635 8,431,516
10,510,540
Consumer Finance 0.6%
Capital One Financial Corp. 37,897 2,454,210
Diversified Financial Services 6.3%
Berkshire Hathaway, Inc.,
Class B* 95,981 17,983,000
Voya Financial, Inc. 180,235 8,141,215
26,124,215
Diversified Telecommunication Services 1.0%
AT&T, Inc. 134,912 4,110,769
Common Stocks
Shares Value ($)
Electric Utilities 2.8%
PPL Corp. 457,625 11,632,827
Electrical Equipment 1.5%
Eaton Corp. plc 74,926 6,256,321
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc. 237,115 5,218,901
Equity Real Estate Investment Trusts (REITs) 1.1%
Outfront Media, Inc. 163,592 2,566,759
Weyerhaeuser Co. 91,143 1,993,297
4,560,056
Food Products 1.3%
Archer-Daniels-Midland Co. 151,219 5,616,274
Health Care Equipment & Supplies 5.7%
Becton Dickinson and Co. 39,821 10,055,997
Medtronic plc 139,731 13,641,938
23,697,935
Health Care Providers & Services 3.9%
Anthem, Inc. 22,457 6,304,354
CVS Health Corp. 60,772 3,740,517
Humana, Inc. 15,769 6,020,919
16,065,790
Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp. 118,976 5,713,228
Household Durables 1.1%
Lennar Corp., Class A 95,772 4,795,304
Household Products 1.2%
Colgate-Palmolive Co. 71,912 5,053,256
Independent Power and Renewable Electricity Producers
0.7%
Clearway Energy, Inc., Class C 113,003 2,263,450
NextEra Energy Partners LP 16,915 850,655
3,114,105
Insurance 4.7%
American International Group,
Inc. 151,706 3,857,883
Assurant, Inc. 58,024 6,164,470
Chubb Ltd. 57,009 6,157,542
Willis Towers Watson plc 18,516 3,301,218
19,481,113
Interactive Media & Services 1.0%
Alphabet, Inc., Class A* 3,016 4,061,647
IT Services 0.9%
International Business
Machines Corp. 28,609 3,592,146
Machinery 0.6%
Otis Worldwide Corp.* 47,304 2,408,247
Media 0.8%
Omnicom Group, Inc. 57,935 3,304,033
Metals & Mining 2.1%
Freeport-McMoRan, Inc. 672,258 5,936,038
Newmont Corp. 49,470 2,942,476
8,878,514
Oil, Gas & Consumable Fuels 8.4%
ConocoPhillips 164,132 6,909,957

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Hess Corp. 203,370 9,891,917
Marathon Petroleum Corp. 235,561 7,556,797
Phillips 66 91,504 6,695,347
Pioneer Natural Resources
Co. 42,735 3,816,663
34,870,681
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 144,390 2,887,800
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co. 106,827 6,496,150
Eli Lilly & Co. 18,157 2,807,798
Merck & Co., Inc. 25,459 2,019,917
11,323,865
Road & Rail 1.0%
Union Pacific Corp. 27,444 4,385,277
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc. 123,604 6,140,647
Intel Corp. 187,464 11,244,091
Microchip Technology, Inc. 27,624 2,423,453
QUALCOMM, Inc. 50,884 4,003,044
23,811,235
Specialty Retail 1.1%
Lowe's Cos., Inc. 42,406 4,442,028
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. 10,840 3,184,792
Western Digital Corp. 129,726 5,977,774
9,162,566
Tobacco 0.8%
Philip Morris International, Inc. 45,332 3,381,767
Total Common Stocks
(cost $447,781,234) 409,841,729
Exchange Traded Fund 1.0%
Equity Fund 1.0%
iShares Russell 1000 Value
ETF 37,911 4,180,446
Total Exchange Traded Fund
(cost $4,013,861) 4,180,446
Total Investments
(cost $451,795,095) — 99.4% 414,022,175
Other assets in excess of liabilities — 0.6% 2,600,579
NET ASSETS — 100.0%
$ 416,622,754
* Denotes a non-income producing security.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon
Disciplined Value
Fund
Assets:
Investment securities, at value $ 414,022,175
Cash 2,009,225
Interest and dividends receivable 419,247
Receivable for investments sold 4,362,643
Receivable for capital shares issued 12,252
Receivable for reimbursement from investment adviser (Note 3) 13,904
Prepaid expenses 105,587
Total Assets 420,945,033
Liabilities:
Payable for investments purchased 3,886,018
Payable for capital shares redeemed 149,029
Accrued expenses and other payables:
Investment advisory fees 193,871
Fund administration fees 31,019
Distribution fees 32,301
Administrative servicing fees 84
Trustee fees 2,540
Custodian fees 8,549
Professional fees 14,837
Printing fees 2,438
Other 1,593
Total Liabilities 4,322,279
Net Assets $ 416,622,754
Cost of investment securities 451,795,095
Represented by:
Capital $ 418,656,247
Total distributable earnings (loss) (2,033,493)
Net Assets $ 416,622,754

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon
Disciplined Value
Fund
Net Assets:
Class A Shares $ 12,942
Class K Shares 416,399,648
Class R6 Shares 3,876
Eagle Class Shares 118,586
Institutional Service Class Shares 87,702
Total $ 416,622,754
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 501
Class K Shares 16,107,098
Class R6 Shares 150
Eagle Class Shares 4,588
Institutional Service Class Shares 3,394
Total 16,115,731
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 25.83(a)
Class K Shares $ 25.85
Class R6 Shares $ 25.84
Eagle Class Shares $ 25.85
Institutional Service Class Shares $ 25.84
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 27.41
Maximum Sales Charge:
Class A Shares 5.75%
(a)
For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

10 - Statement of Operations - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Mellon
Disciplined
Value Fund
INVESTMENT INCOME:
Dividend income $ 6,585,415
Interest income 18,781
Income from securities lending (Note 2) 267
Total Income 6,604,463
EXPENSES:
Investment advisory fees 1,726,587
Fund administration fees 63,095
Distribution fees Class A(a) 8
Distribution fees Class K(b) 253,575
Administrative servicing fees Class A(a) 8
Administrative servicing fees Eagle Class(a) 29
Administrative servicing fees Institutional Service Class(a) 48
Registration and filing fees 28,073
Professional fees 24,931
Printing fees 5,816
Trustee fees 9,675
Custodian fees 11,429
Accounting and transfer agent fees 2,663
Compliance program costs (Note 3) 943
Other 6,888
Total expenses before and expenses reimbursed 2,133,768
Expenses reimbursed by adviser (Note 3) (44,360)
Net Expenses 2,089,408
NET INVESTMENT INCOME 4,515,055
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 35,295,285
Net realized gains (losses) 35,295,285
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (134,052,895)
Net change in unrealized appreciation/depreciation (134,052,895)
Net realized/unrealized gains (losses) (98,757,610)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (94,242,555)
(a) For the period from December 17, 2019 (commencement of operations) through April 30, 2020.
(b) Effective December 13, 2019, Shares were renamed Class K Shares.

12 - Statements of Changes of Net Assets - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon Disciplined Value
Fund
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 4,515,055 $ 7,285,781
Net realized gains 35,295,285 43,687,718
Net change in unrealized appreciation/depreciation (134,052,895) 8,754,262
Change in net assets resulting from operations (94,242,555) 59,727,761
Distributions to Shareholders From:
Distributable earnings:
Class A (45)(a) —
Class K (b) (50,118,483) (94,218,803)
Class R6 (18)(a) —
Eagle Class (300)(a) —
Institutional Service Class (361)(a) —
Change in net assets from shareholder distributions (50,119,207) (94,218,803)
Change in net assets from capital transactions (17,908,871) 19,611,552
Change in net assets (162,270,633) (14,879,490)
Net Assets:
Beginning of period 578,893,387 593,772,877
End of period $ 416,622,754 $ 578,893,387
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 16,761(a) $ —
Dividends reinvested 45(a) —
Cost of shares redeemed —(a) —
Total Class A Shares 16,806(a) —
Class K Shares (b)
Proceeds from shares issued 2,205,021 6,787,116
Dividends reinvested 47,385,862 90,439,933
Cost of shares redeemed (67,778,715) (77,615,497)
Total Class K Shares (18,187,832) 19,611,552
Class R6 Shares
Proceeds from shares issued 4,975(a) —
Dividends reinvested 18(a) —
Cost of shares redeemed —(a) —
Total Class R6 Shares 4,993(a) —
Eagle Class Shares
Proceeds from shares issued 141,954(a) —
Dividends reinvested 300(a) —
Cost of shares redeemed —(a) —
Total Eagle Class Shares 142,254(a) —
Institutional Service Class Shares
Proceeds from shares issued 114,547(a) —
Dividends reinvested 361(a) —
Cost of shares redeemed —(a) —
Total Institutional Service Class Shares 114,908(a) —
Change in net assets from capital transactions $ (17,908,871) $ 19,611,552

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Statements of Changes of Net Assets - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon Disciplined Value
Fund
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 499(a) —
Reinvested 2(a) —
Redeemed —(a) —
Total Class A Shares 501(a) —
Class K Shares (b)
Issued 73,079 210,444
Reinvested 1,458,543 2,959,780
Redeemed (2,096,583) (2,365,485)
Total Class K Shares (564,961) 804,739
Class R6 Shares
Issued 149(a) —
Reinvested 1(a) —
Redeemed —(a) —
Total Class R6 Shares 150(a) —
Eagle Class Shares
Issued 4,576(a) —
Reinvested 12(a) —
Redeemed —(a) —
Total Eagle Class Shares 4,588(a) —
Institutional Service Class Shares
Issued 3,380(a) —
Reinvested 14(a) —
Redeemed —(a) —
Total Institutional Service Class Shares 3,394(a) —
Total change in shares (556,328) 804,739
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from December 17, 2019 (commencement of operations) through April 30, 2020.
(b) Effective December 13, 2019, Shares were renamed Class K Shares.

14 - Financial Highlights - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Mellon Disciplined Value
Fund
Class A Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 33 .48 0.16 (7.72) (7.56) (0.09) — (0.09) $ 25 .83 (22.48)% $ 12,942 1.14% 1.57% 1.14% 51.37%
Class K Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 34 .72 0.27 (6.00) (5.73) (0.36) (2.78) (3.14) $ 25 .85 (18.31)% $ 416,399,648 0.83% 1.80% 0.85% 51.37%
Year Ended October 31, 2019 $ 37 .42 0.42 2.83 3.25 (0.40) (5.55) (5.95) $ 34 .72 11.01% $ 578,893,387 1.00% 1.26% 1.01% 52.79%
Year Ended October 31, 2018 $ 38 .29 0.36 2.65 3.01 (0.32) (3.56) (3.88) $ 37 .42 8.34% $ 593,772,877 1.00% 0.95% 1.01% 72.06%
Year Ended October 31, 2017 $ 32 .68 0.37 6.30 6.67 (0.36) (0.70) (1.06) $ 38 .29 20.84% $ 598,185,245 1.00% 1.02% 1.01% 55.38%
Year Ended October 31, 2016 $ 35 .74 0.37 0.60 0.97 (0.37) (3.66) (4.03) $ 32 .68 3.15% $ 538,297 1.00% 1.15% 1.01% 49.27%
Year Ended October 31, 2015 $ 37 .63 0.32 1.96 2.28 (0.30) (3.87) (4.17) $ 35 .74 6.62% $ 564,964 1.00% 0.90% 1.01% 65.96%
Class R6 Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 33 .48 0.20 (7.72) (7.52) (0.12) — (0.12) $ 25 .84 (22.36)% $ 3,876 0.66% 1.78% 0.71% 51.37%
Eagle Class Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 33 .48 0.18 (7.70) (7.52) (0.11) — (0.11) $ 25 .85 (22.36)% $ 118,586 0.76% 1.81% 0.79% 51.37%
Institutional Service Class Shares
Period Ended April 30, 2020(g)
(Unaudited) $ 33 .48 0.22 (7.75) (7.53) (0.11) — (0.11) $ 25 .84 (22.40)% $ 87,702 0.91% 2.18% 0.94% 51.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year, unless otherwise stated.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 17, 2019 (commencement of operations) through April 30, 2020. Total return is calculated based on inception date of December 16, 2019 through April 30, 2020.
(h) Effective December 13, 2019, Shares were renamed Class K Shares.

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 15
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Mellon Disciplined Value
Fund ("Disciplined Value" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class K, Class R6, Eagle
Class and Institutional Service Class shares. Each share
class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund commenced operations on December 14, 2019
as a result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the BNY Mellon
Disciplined Stock Fund  (“Predecessor Fund”). The Fund has
adopted the historical performance of the Predecessor Fund.
The Fund and its Predecessor Fund have substantially similar investment goals and strategies.
The Fund is a diversified fund, as defined in the 1940 Act.
Class A, Class R6, Institutional Service Class and Eagle Class
shares commenced operations on December 17, 2019.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds are generally valued at the
last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are

16 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Above security valuation policy is consistent with the
Predecessor Fund.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Fund did not have overdrawn balances.
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 409,841,729 $ – $ – $ 409,841,729
Exchange Traded Fund 4,180,446 – – 4,180,446
Total $ 414,022,175 $ – $ – $ 414,022,175
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 17
Securities Lending
Prior to December 14th, 2019, pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of
BNY Mellon and an affiliate of the Adviser, the Predecessor
Fund may lend securities to qualified institutions. It was the
Predecessor Funds policy that, at origination, all loans were secured by collateral of at least 102% of the value of U.S.
securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan was maintained at all times. Collateral was either in the form of cash, which could be invested in certain money market mutual funds managed by the Adviser, or U.S.
Government and Agency securities. The Predecessor Fund
was entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon
was required to replace the securities for the benefit of the
Predecessor Fund or credit the Predecessor Fund with the
market value of the unreturned securities and was subrogated to the Predecessor Fund’s rights against the borrower and
the collateral. Additionally, the contractual maturity of security lending transactions were on an overnight and continuous
basis. During the period November 1, 2019 through December
13, 2019, The Bank of New York Mellon earned $267 from the
lending of the Predecessor Fund’s portfolio securities, pursuant to the securities lending agreement.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Effective December 14, 2019, distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and
distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Prior to December 14th, 2019, the Predecessor Fund
declared and paid distributions from net investment income
quarterly. Net realized capital gains, if any, were declared and distributed annually.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient to

18 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Effective December 14, 2019, under the terms of the
Trust’s Investment Advisory Agreement, NFA manages the
investments of the assets and supervises the daily business
affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Mellon
Investment Company (the “Subadviser”) as subadviser for
the Fund, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadviser.
Effective December 14, 2019, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
During the period from December 14, 2019 through April 30, 2020, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Prior to December 14, 2019, pursuant to an investment
management agreement with the Adviser, the Adviser provides
or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund
accounting and transfer agency services to the fund. The
Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at the annual rate of
.90% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-
interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel
fees). During the period from November 1 2019 through
December 13, 2019, fees reimbursed by the Adviser amounted
to $3,360.
Fee Schedule(a)
Advisory Fee
(annual rate)
Up to $1 billion 0.60%
$1 billion and more 0.575%
(a) Effective December 14, 2019. Prior to December 14, 2019, the Predecessor Fund paid investment advisory fees to Mellon
Investments Corporation at an annual rate of 0.90% of the Predecessor Fund’s average daily net assets.
FUND
Effective Advisory Fee Rate Before
Expense Reimbursements
Effective Advisory Fee Rate After
Expense Reimbursements
Disciplined Value 0.69% 0.67%

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 19
Effective December 14, 2019, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-
routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table, until February 28, 2022.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the Fund had no cumulative potential
reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Effective December 14, 2019, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;
and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”),
a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
During the period from December 14, 2019 through April 30, 2020, NFM earned $63,095 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
Effective December 14, 2019, the Trust pays out-of-pocket
expenses reasonably incurred by NFM in providing services
to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-
transfer agency services to their customers who are Fund
shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance
and recordkeeping, dividend disbursement, responding to
shareholder calls and inquiries, providing statements and
transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.
Effective December 14, 2019 under the terms of the Joint Fund
Administration and Transfer Agency Agreement and a letter
agreement between NFM and the Trust, the Trust has agreed
to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program
subject to the pre-approval of the Trust’s Audit Committee.
These costs are allocated among the series of the Trust based upon their relative net assets. For the period from December
14, 2019 through April 30, 2020, the Funds’ aggregate portion of such costs amounted to $943.
Effective December 14, 2019, under the terms of a Distribution
Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide
Fund Distributors LLC (“NFD”), the Fund's principal underwriter, is compensated by the Fund for expenses associated with the
Fund Fee Schedule
Advisory Fee
(annual rate)
Disciplined Value Fund (a) All assets 0.66%
(a) Until February 28,2022
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

20 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on
average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 0.10% for Class
K shares of the Fund.
Prior to December 14, 2019, the Predecessor Fund had
adopted a Distribution Plan pursuant to Rule 12b-1 ("the Plan").
The Plan permitted the Predecessor Fund to pay annually up to
0.10% of the value of its average daily net assets to compensate
BNY Mellon for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period November 1, 2019 through December 13, 2019, the
fund was charged $68,274 pursuant to the Distribution Plan.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the period from December 14, 2019 through
April 30, 2020, the Fund imposed front-end sales charges of
$718. From these fees, NFD retained a portion amounting to
$93.
Prior to December 14, 2019, BNY Mellon Securities Corporation
("the Distributor") acted as the Predecessor Fund's principle underwriter in a continuous public offernign of the Predecessor
Fund's shares. The Distributor is an affiliate of the Administrator.
Effective December 14, 2019, NFD also receives fees in
the form of contingent deferred sales charges (“CDSCs”) on
Class A. Any CDSC is based on the original purchase price
or the current market value of the shares being redeemed,
whichever is less. A CDSC is imposed on Class A shares for
certain redemptions. Class A CDSCs are 1.00%. During the
from December 14, 2019 through April 30, 2020, the Funds did not impose CDSCs.
Effective December 14, 2019, under the terms of an
Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and
financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv)
performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Eagle Class, and Institutional
Service Class shares of the Fund.
For the period from December 14, 2019 through April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, the Fund’s total administrative services fees were as follows:
Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the period from December 14, 2019 through April 30, 2020, the
Fund had no borrowings under the line of credit.
The Fund is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
Prior to December 14, 2019, the Predacessor Fund particpated with other long-term open-end funds managed by the Adviser
in a $1.030 billion unsecured credit facility proided by The
Bank of New York Mellon (the "BNYM Credit Facility"), each
Fund Class A(a) Eagle Class(a)
Institutional Service
Class(a)
Disciplined Value 0.24% 0.10% 0.25%
Fund Amount
Disciplined Value $85

Nationwide Mellon Disciplined Value Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 21
to be utilized primarily for temporary or emegency purposes, including the financing of redemptions (each, a "Facility").
The Citibank Credit Facility is available in two tranches: (i)
Tranche A is in an amount equal to 830 million and is available to all long-term open-ended funds, including the fund, and (ii)
Tranche B is in an amount equal to $200 million and availble only to BNY Mellon Floating Rate Income Fund, a series of
BNY Mellon Investment Funds IV, Inc.  In connection therewith, the fund had agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and BNYM
Credit Facility. Interest is charged for the fund based on rate determined pursuant to the terms of the respective Facility at the time of borrowing.  During the period November 1, 2019
through December 13, 2019, the Fund did not borrow under
the Facilities.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, the Fund did not engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Fund’s custody accounts, which are used
to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Fund Purchases
*
Sales
*
Disciplined Value $ 257,255,173 $ 317,898,258
* Includes purchases and sales of long-term U.S. Government securities, if any.

22 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Fund adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Other
As of April 30, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Reorganization
Effective December 13, 2019, shareholders of the Predecessor
Fund received Class K shares of the Fund with an aggregate
share net asset value equal to the aggregate share net
asset value, $560,844,248 of their shares 16,934,955 in the
Predecessor Fund immediately prior to the reorganization. The
Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization.
For financial reporting purposes, the Predecessor Fund’s
operating history prior to the reorganization is reflected in the
Fund’s financial statements and financial highlights.
Federal Tax Information
As of April 30, 2020, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
 Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This
pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies,
sectors, industries, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing
interdependence among global economies and markets, the
adverse economic effects of COVID-19 in one country or region are increasingly likely to be felt in other countries, including the
U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and
negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Fund % of Shares
Number of
Accounts
Disciplined Value 17.64% 1
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Disciplined Value $ 457,059,842 $ 26,015,770 $ (69,053,437) $ (43,037,667)

Nationwide Mellon Disciplined Value Fund - April 30, 2020 - Supplemental Information - 23
Nationwide Mellon Disciplined Value Fund
Initial Approval of Investment Advisory
Agreement and Sub-advisory Agreement
Summary of Factors Considered by the Board
At the June 12, 2019 meeting of the Board of Trustees, the
Board, including the Independent Trustees, considered and
unanimously approved, on behalf of the Nationwide Mellon
Disciplined Value Fund (the “Fund”), the Investment Advisory
Agreement with Nationwide Fund Advisors (“NFA”) and the
Sub-advisory Agreement with Mellon Investments Corporation
(“Mellon”) (each, an “Advisory Agreement,” and together, the
“Advisory Agreements”). The Board was provided with detailed materials relating to the Fund, NFA, and Mellon in advance
of the meeting. The Independent Trustees met in executive
session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by NFA and Mellon under the Advisory Agreements, including
information relating to the investment strategies and processes for the Fund. The Board also considered the experience of
the investment personnel of Mellon that would be managing
the Fund. The Board considered information regarding the
investment performance of Mellon’s Equity Income strategy
that would be used by Mellon in managing the Fund. The Board also considered that the Fund is being organized to serve as the successor to another existing mutual fund following a
merger between the two funds, and that Mellon is currently
the investment adviser to a sleeve of that existing fund. The
Board considered NFA’s statement that, as a result, NFA did
not screen the universe of eligible managers in determining to retain Mellon.
The Board considered the advisory fee and the sub-advisory
fee that NFA proposed for the Fund. The Board considered
the category of peer funds to which NFA expected the Fund to be assigned, and considered NFA’s statement that the Fund’s
expected actual advisory fee and estimated total expenses
would rank favorably against those of the funds included in the
Fund’s Broadridge Financial Solutions, Inc. expense group.
The Board also considered that the non-compensatory terms
of the proposed Advisory Agreements were substantially
similar in all material respects to the terms of advisory and sub-
advisory agreements that the Trust currently has in place for other Nationwide Funds.
The Trustees considered whether the Fund may benefit from
economies of scale realized by NFA in the event of growth in the
Fund’s assets. The Trustees noted that the advisory fee rate schedules for the Fund is subject to a contractual breakpoint reducing the Fund’s advisory and sub-advisory fee rates if the assets of a Fund increase over a certain threshold.
The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and Mellon, if any,
until the Fund has been in operation for a reasonable period of time.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period
commencing from the execution of the Advisory Agreements.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably

24 - Supplemental Information - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Nationwide Mellon Disciplined Vaue Fund - April 30, 2020 - Management Information - 25
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

26 - Management Information - April 30, 2020 - Nationwide Mellon Disciplined Vaue Fund
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Mellon Disciplined Vaue Fund - April 30, 2020 - Management Information - 27
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

28 - Market Index Definitions - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Nationwide Mellon Disciplined Value Fund - April 30, 2020 - Market Index Definitions - 29
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

30 - Market Index Definitions - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Ca nada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Nationwide Mellon Disciplined Value Fund - April 30, 2020 - Market Index Definitions - 31
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

32 - Glossary - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
Definitions of some commonly used investment terms
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Nationwide Mellon Disciplined Value Fund - April 30, 2020 - Glossary - 33
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

34 - Glossary - April 30, 2020 - Nationwide Mellon Disciplined Value Fund
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-DV (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses ,jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance C ompany and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account..

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 4
Statement of Investments 5
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 13
Notes to Financial Statements 14
Supplemental Information 23
Management Information 27
Market Index Definitions 30
Glossary 34

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 95.7%
Short-Term Investment 3.4%
Repurchase Agreement 0.4%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 19.2%
Health Care Equipment & Supplies 13.0%
Machinery 6.8%
Health Care Technology 5.8%
Semiconductors & Semiconductor Equipment 5.1%
Health Care Providers & Services 4.7%
Electronic Equipment, Instruments & Components 3.9%
Building Products 3.9%
IT Services 3.4%
Auto Components 3.2%
Other Industries
#
31.0%
100.0%
Top Holdings
2
Masimo Corp. 3.9%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.4%
Fair Isaac Corp. 3.3%
Exponent, Inc. 3.2%
Bio- Techne Corp. 3.0%
Kinsale Capital Group, Inc. 3.0%
Inphi Corp. 2.8%
Bright Horizons Family Solutions, Inc. 2.5%
Tactile Systems Technology, Inc. 2.3%
Omnicell , Inc. 2.3%
Other Holdings
#
70.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (Novemver
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2019 through April 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 956.00 5.93 1.22
Hypothetical
(a)(b)
1,000.00 1,018.80 6.12 1.22
Class C Shares
Actual
(a)
1,000.00 952.50 9.47 1.95
Hypothetical
(a)(b)
1,000.00 1,015.17 9.77 1.95
Class R6 Shares
Actual
(a)
1,000.00 957.80 4.14 0.85
Hypothetical
(a)(b)
1,000.00 1,020.64 4.27 0.85
Institutional Service Class Shares
Actual
(a)
1,000.00 957.10 4.77 0.98
Hypothetical
(a)(b)
1,000.00 1,019.99 4.92 0.98
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks 95.7%
Shares Value ($)
Airlines 1.0%
Allegiant Travel Co.(a) 131,997 10,359,125
Auto Components 3.2%
Dorman Products, Inc.* 185,864 11,724,301
Fox Factory Holding Corp.* 405,585 20,688,891
32,413,192
Banks 1.6%
Pacific Premier Bancorp, Inc.
(a) 419,292 8,951,884
Texas Capital Bancshares,
Inc.* 269,613 7,489,849
16,441,733
Biotechnology 0.4%
Ligand Pharmaceuticals,
Inc.*(a) 44,410 4,377,494
Building Products 3.9%
AAON, Inc. 351,991 16,768,851
Trex Co., Inc.* 231,645 22,057,237
38,826,088
Chemicals 2.4%
Balchem Corp. 202,998 18,115,542
Sensient Technologies Corp. 131,585 6,288,447
24,403,989
Diversified Consumer Services 2.5%
Bright Horizons Family
Solutions, Inc.* 211,496 24,628,709
Electronic Equipment, Instruments & Components 3.9%
ePlus , Inc.* 216,568 15,322,186
Novanta , Inc.* 163,522 14,208,427
Rogers Corp.* 85,805 9,527,787
39,058,400
Food Products 1.7%
J&J Snack Foods Corp. 138,165 17,551,100
Health Care Equipment & Supplies 13.0%
Cantel Medical Corp. 175,447 6,491,539
Globus Medical, Inc., Class A* 328,827 15,606,129
LeMaitre Vascular, Inc.(a) 322,659 9,192,555
Masimo Corp.* 181,478 38,819,959
Neogen Corp.* 293,874 18,393,574
STAAR Surgical Co.* 477,683 18,304,812
Tactile Systems Technology,
Inc.* 453,285 23,398,572
130,207,140
Health Care Providers & Services 4.7%
HealthEquity , Inc.* 292,092 16,436,017
LHC Group, Inc.* 141,591 18,405,414
PetIQ , Inc.*(a) 435,740 12,462,164
47,303,595
Health Care Technology 5.8%
Omnicell , Inc.* 312,790 22,802,391
Tabula Rasa HealthCare,
Inc.*(a) 350,758 22,217,012
Vocera Communications, Inc.* 694,936 13,175,986
58,195,389
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.4%
Texas Roadhouse, Inc. 291,407 13,722,356
Household Products 0.9%
WD-40 Co.(a) 53,045 9,244,683
Insurance 3.0%
Kinsale Capital Group, Inc. 277,563 30,148,893
IT Services 3.3%
Evo Payments, Inc., Class A* 601,318 11,972,242
ExlService Holdings, Inc.* 277,289 17,117,050
I3 Verticals, Inc., Class A* 192,718 4,478,766
33,568,058
Life Sciences Tools & Services 3.0%
Bio- Techne Corp. 134,464 30,254,400
Machinery 6.7%
Barnes Group, Inc. 236,854 9,090,457
Donaldson Co., Inc. 259,470 11,372,570
ESCO Technologies, Inc. 139,398 10,636,067
Proto Labs, Inc.* 153,242 15,567,855
RBC Bearings, Inc.* 163,797 20,749,804
67,416,753
Multiline Retail 1.9%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 279,208 18,961,015
Professional Services 3.2%
Exponent, Inc. 453,970 31,927,710
Road & Rail 1.6%
Marten Transport Ltd. 716,044 16,053,706
Semiconductors & Semiconductor Equipment 5.1%
Inphi Corp.* 290,585 28,053,076
Monolithic Power Systems,
Inc. 113,630 22,715,773
50,768,849
Software 19.1%
Alarm.com Holdings, Inc.* 422,033 18,877,536
Blackbaud , Inc. 197,515 10,914,679
Blackline, Inc.* 304,977 18,524,303
Bottomline Technologies DE,
Inc.* 369,536 15,383,784
Descartes Systems Group,
Inc. (The)* 474,119 19,950,927
Envestnet , Inc.* 340,752 21,303,815
Fair Isaac Corp.* 94,577 33,380,006
Paycom Software, Inc.* 43,039 11,234,040
Q2 Holdings, Inc.* 242,474 19,330,027
Tyler Technologies, Inc.* 71,001 22,769,311
191,668,428
Thrifts & Mortgage Finance 0.8%
Axos Financial, Inc.* 344,727 7,945,957
Trading Companies & Distributors 1.6%
SiteOne Landscape Supply,
Inc.* 182,712 16,193,765
Total Common Stocks
(cost $750,120,902) 961,640,527

6 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 3.4%
Shares Value ($)
Money Market Fund 3.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 34,254,758 34,254,758
Total Short-Term Investment
(cost $34,254,758) 34,254,758
Repurchase Agreement 0.4%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $3,814,922,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $3,900,181.
(c)(d) 3,814,919 3,814,919
Total Repurchase Agreement
(cost $3,814,919) 3,814,919
Total Investments
(cost $788,190,579) — 99.5% 999,710,204
Other assets in excess of liabilities — 0.5% 4,663,487
NET ASSETS — 100.0%
$ 1,004,373,691
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $37,494,837, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $34,254,758 and $3,814,919, respectively,
and by $1,349,184 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $39,418,861.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $38,069,677.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 995,895,285
Repurchase agreement, at value 3,814,919
Cash 42,331,933
Interest receivable 2,962
Security lending income receivable 12,585
Receivable for capital shares issued 2,651,672
Prepaid expenses 49,863
Total Assets 1,044,759,219
Liabilities:
Payable for capital shares redeemed 1,299,635
Payable upon return of securities loaned (Note 2) 38,069,677
Accrued expenses and other payables:
Investment advisory fees 583,136
Fund administration fees 36,383
Distribution fees 38,511
Administrative servicing fees 275,295
Accounting and transfer agent fees 18,578
Trustee fees 3,890
Custodian fees 22,813
Compliance program costs (Note 3) 1,276
Professional fees 14,879
Printing fees 20,243
Other 1,212
Total Liabilities 40,385,528
Net Assets $ 1,004,373,691
* Includes value of securities on loan (Note 2) 37,494,837
Cost of investment securities 784,375,660
Cost of repurchase agreement 3,814,919
Represented by:
Capital $ 810,572,173
Total distributable earnings (loss) 193,801,518
Net Assets $ 1,004,373,691

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small
Cap Growth Fund
Net Assets:
Class A Shares $ 77,804,067
Class C Shares 31,450,170
Class R6 Shares 218,251,422
Institutional Service Class Shares 676,868,032
Total $ 1,004,373,691
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,370,110
Class C Shares 605,116
Class R6 Shares 3,677,957
Institutional Service Class Shares 11,501,210
Total 17,154,393
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 56.79(a)
Class C Shares $ 51.97(b)
Class R6 Shares $ 59.34
Institutional Service Class Shares $ 58.85
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 60.25
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

10 - Statement of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Geneva Small
Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 1,829,078
Interest income 278,551
Income from securities lending (Note 2) 33,395
Total Income 2,141,024
EXPENSES:
Investment advisory fees 4,089,045
Fund administration fees 174,256
Distribution fees Class A 107,004
Distribution fees Class C 176,773
Administrative servicing fees Class A 51,296
Administrative servicing fees Class C 17,642
Administrative servicing fees Institutional Service Class 462,121
Registration and filing fees 44,232
Professional fees 33,499
Printing fees 40,003
Trustee fees 17,283
Custodian fees 23,717
Accounting and transfer agent fees 31,711
Compliance program costs (Note 3) 1,955
Other 13,251
Total Expenses 5,283,788
NET INVESTMENT LOSS (3,142,764)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (7,655,120)
Net realized gains (losses) (7,655,120)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (36,765,705)
Net change in unrealized appreciation/depreciation (36,765,705)
Net realized/unrealized gains (losses) (44,420,825)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (47,563,589)

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth
Fund
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment loss $ (3,142,764) $ (5,417,982)
Net realized gains (losses) (7,655,120) 22,185,135
Net change in unrealized appreciation/depreciation (36,765,705) 75,198,976
Change in net assets resulting from operations (47,563,589) 91,966,129
Distributions to Shareholders From:
Distributable earnings:
Class A (1,966,622) (4,301,146)
Class C (898,907) (2,495,731)
Class R6 (4,251,078) (7,777,675)
Institutional Service Class (16,371,236) (36,190,402)
Change in net assets from shareholder distributions (23,487,843) (50,764,954)
Change in net assets from capital transactions 9,134,849 48,166,978
Change in net assets (61,916,583) 89,368,153
Net Assets:
Beginning of period 1,066,290,274 976,922,121
End of period $ 1,004,373,691 $ 1,066,290,274
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 13,660,936 $ 26,276,928
Proceeds from shares issued from class conversion (Note 1) — 22,692
Dividends reinvested 1,877,517 4,148,884
Cost of shares redeemed (16,584,747) (29,522,904)
Total Class A Shares (1,046,294) 925,600
Class C Shares
Proceeds from shares issued 829,927 2,865,140
Dividends reinvested 834,274 2,300,120
Cost of shares redeemed in class conversion (Note 1) — (22,692)
Cost of shares redeemed (5,017,909) (12,277,664)
Total Class C Shares (3,353,708) (7,135,096)
Class R6 Shares
Proceeds from shares issued 64,189,155 85,731,129
Dividends reinvested 4,173,012 7,599,636
Cost of shares redeemed (32,239,647) (52,831,422)
Total Class R6 Shares 36,122,520 40,499,343
Institutional Service Class Shares
Proceeds from shares issued 114,920,099 220,670,547
Dividends reinvested 15,132,254 33,468,866
Cost of shares redeemed (152,640,022) (240,262,282)
Total Institutional Service Class Shares (22,587,669) 13,877,131
Change in net assets from capital transactions $ 9,134,849 $ 48,166,978

12 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth
Fund
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 228,913 448,458
Issued in class conversion (Note 1) — 385
Reinvested 29,802 81,671
Redeemed (290,309) (510,195)
Total Class A Shares (31,594) 20,319
Class C Shares
Issued 14,775 55,719
Reinvested 14,431 48,887
Redeemed in class conversion (Note 1) — (418)
Redeemed (94,176) (228,498)
Total Class C Shares (64,970) (124,310)
Class R6 Shares
Issued 1,063,208 1,446,138
Reinvested 63,478 144,014
Redeemed (537,588) (862,786)
Total Class R6 Shares 589,098 727,366
Institutional Service Class Shares
Issued 1,897,392 3,723,671
Reinvested 231,983 638,353
Redeemed (2,546,251) (4,057,002)
Total Institutional Service Class Shares (416,876) 305,022
Total change in shares 75,658 928,397
Amounts designated as "—" are zero or have been rounded to zero.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Geneva Small Cap
Growth Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 60.71 (0.24) (2.30) (2.54) — (1.38) (1.38) $ 56.79 (4.40)% $ 77,804,067 1.22% (0.81)% 1.22% 11.97%
Year Ended October 31, 2019 $ 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) $ 60.71 9.13% $ 85,091,825 1.23% (0.74)% 1.23% 17.37%
Year Ended October 31, 2018 $ 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) $ 59.11 10.45% $ 81,648,828 1.24% (0.79)% 1.24% 19.60%
Year Ended October 31, 2017 $ 42.70 (0.41) 13.84 13.43 — (0.08) (0.08) $ 56.05 31.48% $ 108,399,265 1.27% (0.82)% 1.27% 22.48%
Year Ended October 31, 2016 $ 44.80 (0.36) 0.42 0.06 — (2.16) (2.16) $ 42.70 0.20%(f) $ 79,769,181 1.31% (0.86)% 1.31% 15.18%
Year Ended October 31, 2015 $ 42.54 (0.43) 5.23 4.80 — (2.54) (2.54) $ 44.80 12.27%(f) $ 58,860,727 1.43% (1.00)% 1.43% 31.89%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 55.87 (0.42) (2.10) (2.52) — (1.38) (1.38) $ 51.97 (4.75)% $ 31,450,170 1.95% (1.54)% 1.95% 11.97%
Year Ended October 31, 2019 $ 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) $ 55.87 8.34% $ 37,438,329 1.95% (1.46)% 1.95% 17.37%
Year Ended October 31, 2018 $ 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) $ 55.05 9.67% $ 43,731,100 1.95% (1.50)% 1.95% 19.60%
Year Ended October 31, 2017 $ 40.46 (0.73) 13.08 12.35 — (0.08) (0.08) $ 52.73 30.55% $ 43,511,654 1.98% (1.54)% 1.98% 22.48%
Year Ended October 31, 2016 $ 42.88 (0.65) 0.39 (0.26) — (2.16) (2.16) $ 40.46 (0.57)% $ 30,572,627 2.05% (1.60)% 2.05% 15.18%
Year Ended October 31, 2015 $ 41.10 (0.71) 5.03 4.32 — (2.54) (2.54) $ 42.88 11.49% $ 20,731,518 2.16% (1.70)% 2.16% 31.89%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 63.26 (0.14) (2.40) (2.54) — (1.38) (1.38) $ 59.34 (4.22)% $ 218,251,422 0.85% (0.45)% 0.85% 11.97%
Year Ended October 31, 2019 $ 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) $ 63.26 9.54% $ 195,408,988 0.85% (0.37)% 0.85% 17.37%
Year Ended October 31, 2018 $ 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) $ 61.23 10.86% $ 144,598,599 0.86% (0.42)% 0.86% 19.60%
Year Ended October 31, 2017 $ 43.83 (0.23) 14.24 14.01 — (0.08) (0.08) $ 57.76 31.99% $ 64,816,478 0.90% (0.45)% 0.90% 22.48%
Year Ended October 31, 2016 $ 45.78 (0.21) 0.42 0.21 — (2.16) (2.16) $ 43.83 0.54%(f) $ 40,080,981 0.94% (0.49)% 0.94% 15.18%
Year Ended October 31, 2015 $ 43.25 (0.32) 5.39 5.07 — (2.54) (2.54) $ 45.78 12.72% $ 29,607,199 0.94% (0.71)% 0.94% 31.89%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 62.79 (0.18) (2.38) (2.56) — (1.38) (1.38) $ 58.85 (4.29)% $ 676,868,032 0.98% (0.57)% 0.98% 11.97%
Year Ended October 31, 2019 $ 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) $ 62.79 9.41% $ 748,351,132 0.98% (0.49)% 0.98% 17.37%
Year Ended October 31, 2018 $ 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) $ 60.87 10.74% $ 706,943,594 0.96% (0.52)% 0.96% 19.60%
Year Ended October 31, 2017 $ 43.68 (0.29) 14.19 13.90 — (0.08) (0.08) $ 57.50 31.85% $ 507,165,037 1.00% (0.56)% 1.00% 22.48%
Year Ended October 31, 2016 $ 45.67 (0.26) 0.43 0.17 — (2.16) (2.16) $ 43.68 0.45% $ 300,779,497 1.04% (0.59)% 1.04% 15.18%
Year Ended October 31, 2015 $ 43.19 (0.31) 5.33 5.02 — (2.54) (2.54) $ 45.67 12.61% $ 166,949,030 1.16% (0.71)% 1.16% 31.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap
Growth Fund ("Small Cap Growth" or the “Fund”), a series of
the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class C, Class R6 and
Institutional Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in the
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
net asset value (“NAV”) as reported by such Underlying
Fund. Shares of exchange traded funds are generally valued
at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 15
speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Fund did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2020, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3%
of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 961,640,527 $ – $ – $ 961,640,527
Repurchase Agreement – 3,814,919 – 3,814,919
Short-Term Investment 34,254,758 – – 34,254,758
Total $ 995,895,285 $ 3,814,919 $ – $ 999,710,204
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
is included as “Dividend income" and “Interest income” on
the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference
between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a
percentage the load fee charged to the borrower with respect to the receipt of non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2020, the Fund, along
with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Growth $ 38,069,677

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 17
At April 30, 2020, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
BNP Paribas
Securities Corp. $ 3,814,919 $ – $ 3,814,919 $ (3,814,919) $ –
Total $ 3,814,919 $ – $ 3,814,919 $ (3,814,919) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

18 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Fund in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected Geneva Capital Management LLC (the
“Subadviser”) as subadviser for the Fund, and provides
investment management evaluation services in monitoring, on
an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2020, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
FUND Effective Advisory Fee Rate
Small Cap Growth 0.78%

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 19
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2021.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the Fund had no cumulative potential
reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $174,256 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $1,955.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Fund at an annual rate of 0.25% for
Class A shares and 1.00% for Class C shares of the Fund. For
Class C Shares, 0.25% of the rate may be a service fee and
0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

20 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2020, the
Fund imposed front-end sales charges of $32,476. From these
fees, NFD retained a portion amounting to $4,352.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and
Class C shares made within 1 year of purchase. Class A and
Class C CDSCs are 1.00%. During the six months ended April
30, 2020, the Funds imposed CDSCs of $346. NFD retained all
of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of the Fund.
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, the Fund’s total administrative services fees were as follows:
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Fund had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
Fund Class A Class C Institutional Service Class
Small Cap Growth 0.12% 0.10% 0.13%
Fund Amount
Small Cap Growth $531,059
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.23%

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Notes to Financial Statements - 21
business day's notice. During the six months ended April 30,
2020, the Fund did not engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Fund’s custody accounts, which are used
to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations. The program was
terminated on December 31, 2019.
5. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Fund adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
10. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of certain Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions
Fund Purchases
*
Sales
*
Small Cap Growth $ 121,520,249 $ 134,805,481
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund % of Shares
Number of
Accounts
Small Cap Growth 30.44% 2

22 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
in investment securities presented in the Fund's Statement of Operations. During the six months ended April 30, 2020, the Fund recaptured the following amounts of brokerage commissions:
5
11. Federal Tax Information
As of April 30, 2020, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
13. Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This
pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies,
sectors, industries, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing
interdependence among global economies and markets, the
adverse economic effects of COVID-19 in one country or region are increasingly likely to be felt in other countries, including the
U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and
negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Fund Amount
Small Cap Growth $ 31,645
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 797,256,098 $ 261,787,447 $ (59,333,341) $ 202,454,106

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 - Supplemental Information - 23
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Dynamic U.S. Growth Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

24 - Supplemental Information - April 30, 2020 - Nationwide Geneva Small Cap Growth Fund
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide Amundi Strategic
Income Fund, Nationwide Diamond Hill Large Cap Concentrated
Fund, Nationwide Dynamic US Growth Fund, Nationwide Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Multi-Cap Portfolio Fund, and Nationwide Ziegler
Equity Income Fund were shown to pay actual management
fees and to have total expense ratios at levels equal to or lower than their peer group medians, and, other than Nationwide
Multi-Cap Portfolio Fund, to have experienced three-year
performance at or above their peer group medians, or within
the third quintile of their peer group medians. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had launched in December 2018 and additional
time was necessary to evaluate the Funds’ performance.
The Trustees considered, as to Nationwide Bailard Cognitive
Value Fund and Nationwide Geneva Mid Cap Growth Fund,
that each Fund was shown to pay actual management
fees and to have total expense ratios at a level lower than
its peer group median, and that, although each Fund had
underperformed over the three-year period, its investment
performance had improved for the one- and two-year periods
ended at the same date. As to those two Funds, the Trustees
also considered that each has been designated to be subject
to heightened review by the Trustees in the coming year in
light of its investment performance, and that, with respect
to Nationwide Bailard Cognitive Value Fund, the Adviser is
considering recommending changes to the Fund’s subadvisory
arrangements in the coming year. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered, with respect to Nationwide Amundi
Global High Yield Fund, Nationwide Bailard Technology &
Science Fund, Nationwide International Small Cap Fund,
Nationwide Small Company Growth Fund, and Nationwide
U.S. Small Cap Value Fund, that, although each Fund was
shown to pay actual management fees above its peer group
median and in the fourth comparative quintile (or, in the case of Nationwide Small Company Growth Fund and Nationwide
U.S. Small Cap Value Fund, the fifth quintile), each Fund had a total expense ratio at a level at or lower than its peer group median. They considered, with respect to Nationwide Loomis
Short Term Bond Fund, that the Fund was shown to pay actual
management fees at approximately the median of its peer
group, and to have a total expense ratio at a level above the peer group median, but within the third comparative quintile.
They considered that each Fund, other than Nationwide U.S.
Small Cap Value Fund, had achieved performance for the
three-year period (or, if shorter, for the period since the Fund’s inception) above the median of its peers or if below the median, within the third quintile. The Trustees noted that Nationwide
U.S. Small Cap Value Fund’s three-year performance was
in the fourth quintile, specifically in the 64th percentile, and that the Fund had been designated for heightened review in
the coming year in light of that performance. The Trustees
determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.
The Trustees considered that, although each of Nationwide
Emerging Markets Debt Fund, Nationwide Core Plus Bond
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide WCM Focused Small
Cap Fund had relatively high actual management fees and
total expenses (each in the fourth comparative quintile or, with respect to the actual management fees of Nationwide Core
Plus Bond Fund, in the fifth quintile), those fees and expenses were not so high as to preclude continuation of the Fund’s
contractual arrangements, particularly in light of each Fund’s three-year investment performance (or, if shorter, for the period since the Fund’s inception), which was at or above the peer
group median (or, in the case of Nationwide Loomis Core
Bond Fund, slightly below the peer group median, although
the Fund’s performance was generally above median since
the Fund’s current sub-adviser began managing the Fund in

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 - Supplemental Information - 25
November 2017) of its peers. As to Nationwide Core Plus
Bond Fund, the Trustees noted that during 2018 the Adviser
had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders. The
Trustees considered in respect of Nationwide WCM Focused
Small Cap Fund that the Adviser implemented in November
2019 a reduction in its advisory fee and increased the Fund’s expense limitation which have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 25 basis points.
As to Nationwide Long/Short Equity Fund, the Trustees
considered, although the Fund had achieved three-year
investment performance in the third comparative quintile
(slightly below the peer group median), both its actual
management fee and total expense ratio were above the peer
group median (and, in the case of the total expense ratio, in the fifth quintile). The Trustees considered that Management had placed the Fund on heightened review for the coming year in light of its total expense ratio and is exploring options to potentially lower the Fund’s total expense ratio.
As to Nationwide Bond Fund the Trustees noted that the Fund
was shown to pay actual management fees and to have a total
expense ratio at levels within the first quintile of the Fund’s peer group median. The Trustees noted that the Fund had
underperformed the peer group median over the past three
years, and considered Management’s statements regarding the
Fund’s favorable performance as against its benchmark and
regarding the principle reason for the Fund’s underperformance as against its peers, which has been the Fund’s relatively low allocation to corporate credit, which has outperformed.
As to Nationwide Bailard International Equities Fund, the
Trustees noted that, although the Fund’s actual management
fee was above the Fund’s peer group median in the fourth
quintile, the Fund’s total expense ratio was shown to be lower than its peer group median. The considered the Adviser’s
statement that, although the Fund’s performance had
improved somewhat in the most recent year, the Fund has
experience sustained underperformance, and that the Adviser
is considering additional steps to take in the coming year in light of that underperformance.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund and Nationwide
Long/Short Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide Geneva Mid Cap Growth Fund and
Nationwide Geneva Small Cap Growth Fund
Approval of Sub-advisory Agreement with
Geneva Capital Management, LLC
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Geneva Mid Cap
Growth Fund and the Nationwide Geneva Small Cap Growth
Fund (the “Funds”), a new investment sub-advisory agreement
(the “New Sub-advisory Agreement”) between Nationwide
Fund Advisers (“NFA”) and Geneva Capital Management, LLC
(“Geneva”). The Trustees considered the New Sub-advisory
Agreement in anticipation of the acquisition of the equity interests of Geneva by certain members of the Geneva management
team in partnership with Estancia Capital Management, LLC, in a transaction expected to occur in the second quarter of 2020
(the “Transaction”). The Trustees were provided with materials relating to the change of control of Geneva in advance of the meeting.
The Trustees were apprised that the Transaction would result in a change of control of Geneva and in the automatic termination of the existing sub-advisory agreement between NFA and
Geneva. The Trustees considered Geneva’s statement that
the same portfolio management teams that currently manage
the Funds would continue to provide the same portfolio
management services to the Funds after the Transaction.
The Trustees considered NFA’s statements that Geneva had
confirmed to NFA that the Transaction would not cause any
material changes to its compliance team or program. The
Trustees considered that the fees payable under the New
Sub-advisory Agreement would be at the same rate as paid
to Geneva under the existing sub-advisory agreement, and
that the change in sub-advisers was not expected to have any effect on the expenses of the Funds. The Trustees considered
NFA’s statement that the New Sub-advisory Agreement is
substantially the same in all material respects as the existing sub-advisory agreement with Geneva. On the basis of those
considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting
separately, unanimously approved the New Sub-advisory
Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk

26 - Supplemental Information - April 30, 2020 - Nationwide Geneva Small Cap Growth Fund
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Management Information - 27
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

28 - Management Information - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Management Information - 29
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

30 - Market Index Definitions - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Market Index Definitions - 31
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

32 - Market Index Definitions - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Market Index Definitions - 33
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

34 - Glossary - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Nationwide Geneva Small Cap Growth Fund - April 30, 2020 (Unaudited) - Glossary - 35
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

36 - Glossary - April 30, 2020 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds-prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Multi-Cap Portfolio
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Example 4
Statement of Investments 5
Statement of Assets and Liabilities 68
Statement of Operations 70
Statements of Changes in Net Assets 71
Financial Highlights 72
Notes to Financial Statements 73
Supplemental Information 92
Management Information 97
Market Index Definitions 100
Glossary 104

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 61.2%
Corporate Bonds 17.0%
Mortgage-Backed Securities 3.6%
Asset-Backed Securities 3.3%
Commercial Mortgage-Backed Securities 3.0%
Total Return Swaps 2.3%
U.S. Treasury Obligations 1.8%
Collateralized Mortgage Obligations 1.6%
Foreign Government Securities 1.5%
Exchange Traded Funds 1.2%
Purchased Options 0.7%
Short-Term Investment 0.3%
Repurchase Agreement
†
0.0%
Convertible Bond
†
0.0%
Rights
†
0.0%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps
†
(0.0)%
Futures Contracts (0.3)%
Interest Rate Swaps (0.4%)
Written Options (0.8%)
Other assets in excess of liabilities 4.0%
100.0%
Top Industries
2
Banks 7.0%
Software 5.8%
Oil, Gas & Consumable Fuels 4.0%
IT Services 3.7%
Pharmaceuticals 3.5%
Interactive Media & Services 3.2%
Health Care Providers & Services 3.1%
Technology Hardware, Storage & Peripherals 3.0%
Semiconductors & Semiconductor Equipment 3.0%
Internet & Direct Marketing Retail 2.8%
Other Industries
#
60.9%
100.0%
Top Holdings
2
Microsoft Corp. 3.1%
Apple, Inc. 2.8%
Amazon.com, Inc. 2.4%
iShares Russell 3000 ETF 1.3%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 5/25/2050 1.2%
Facebook, Inc., Class A 1.1%
Alphabet, Inc., Class C 0.9%
Alphabet, Inc., Class A 0.9%
Johnson & Johnson 0.9%
Berkshire Hathaway, Inc., Class B 0.9%
Other Holdings
#
84.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2019 through April 30, 2020. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 893.60 1.22 0.26
Hypothetical
(a)(b)
1,000.00 1,023.57 1.31 0.26
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1,
2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 5
Asset-Backed Securities 3.3%
Principal
Amount ($) Value ($)
Automobiles 0.1%
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,132,703
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.65%, 7/25/2022(a) 1,200,000 1,125,784
2,258,487
Home Equity 0.4%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.96%,
10/25/2035(b) 2,330,000 1,966,756
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.39%, 8/25/2034(b) 5,066,074 4,545,300
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 1.03%,
12/25/2034(b) 1,113,061 1,012,994
RAAC Trust, Series 2005-
SP3, Class M2, 1.29%,
12/25/2035(b) 1,370,000 1,329,114
8,854,164
Other 2.3%
Acis CLO Ltd.
Series 2014-3A, Class A1A,
3.27%, 2/1/2026(a)(b) 694,629 687,450
Series 2014-3A, Class A2A,
3.31%, 2/1/2026(a)(b) 261,892 259,022
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 3.01%,
11/2/2030(a)(b) 392,000 376,062
Apidos CLO XII, Series 2013-
12A, Class AR, 2.30%,
4/15/2031(a)(b) 1,100,000 1,056,719
Avery Point V CLO Ltd.,
Series 2014-5A, Class AR,
2.11%, 7/17/2026(a)(b) 537,247 529,073
Ballyrock CLO Ltd., Series
2019-2A, Class A1B, 3.65%,
11/20/2030(a)(b) 1,000,000 952,897
Benefit Street Partners CLO
IV Ltd., Series 2014-IVA,
Class A1RR, 2.39%,
1/20/2029(a)(b) 1,385,000 1,343,228
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
2.74%, 11/20/2028(a)(b) 1,320,000 1,282,890
Series 2015-3A, Class A1R,
2.14%, 4/20/2031(a)(b) 1,215,000 1,152,534
Canyon CLO Ltd., Series
2020-1A, Class A, 0.00%,
7/15/2028(a)(b) 1,750,000 1,732,500
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Carlyle Global Market
Strategies CLO Ltd., Series
2014-1A, Class A1R2,
2.10%, 4/17/2031(a)(b) 1,452,416 1,373,888
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B,
2.37%, 4/20/2031(a)(b) 1,538,995 1,473,388
Series 2017-1A, Class A1A,
2.44%, 4/20/2031(a)(b) 449,706 430,378
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 2.84%,
4/20/2029(a)(b) 1,300,000 1,237,553
CBAM Ltd., Series 2017-
1A, Class A1, 2.39%,
7/20/2030(a)(b) 300,000 291,087
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
2.54%, 7/20/2028(a)(b) 760,000 725,751
Flatiron CLO 17 Ltd., Series
2017-1A, Class A, 2.94%,
5/15/2030(a)(b) 2,340,000 2,299,240
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 2.88%,
11/22/2031(a)(b) 450,000 434,059
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
2.88%, 10/29/2029(a)(b) 725,000 706,630
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
2.23%, 4/15/2031(a)(b) 1,500,000 1,438,896
Grippen Park CLO Ltd., Series
2017-1A, Class A, 2.40%,
1/20/2030(a)(b) 1,850,000 1,794,585
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 2.83%,
1/17/2030(a)(b) 750,000 680,863
JFIN CLO 2014 Ltd., Series
2014-1A, Class AR, 2.09%,
4/21/2025(a)(b) 603,742 595,312
KKR CLO Ltd., Series
21, Class A, 2.22%,
4/15/2031(a)(b) 1,160,000 1,110,525
LCM XVIII LP, Series
19A, Class AR, 2.46%,
7/15/2027(a)(b) 250,000 244,164
LCM XX LP, Series 20A, Class
AR, 2.18%, 10/20/2027(a)
(b) 1,390,000 1,364,823
LCM XXIV Ltd., Series
24A, Class A, 2.45%,
3/20/2030(a)(b) 1,250,000 1,212,404
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 3,049,291 2,895,096
Myers Park CLO Ltd., Series
2018-1A, Class B1, 2.74%,
10/20/2030(a)(b) 510,000 465,776

6 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Nassau 2017-II Ltd., Series
2017-IIA, Class AF, 3.38%,
1/15/2030(a) 1,700,000 1,691,500
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
2.16%, 4/19/2030(a)(b) 500,000 481,558
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
2.27%, 10/19/2031(a)(b) 283,333 272,391
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1,
2.26%, 7/25/2030(a)(b) 835,000 811,854
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
2.72%, 5/23/2031(a)(b) 500,000 481,341
Recette CLO Ltd., Series
2015-1A, Class AR, 2.06%,
10/20/2027(a)(b) 181,123 176,563
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
2.27%, 7/15/2028(a)(b) 994,787 970,770
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 970,000 894,138
Sudbury Mill CLO Ltd., Series
2013-1A, Class A1R,
2.28%, 1/17/2026(a)(b) 1,466,048 1,448,410
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,363,750 2,181,694
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class B,
2.84%, 1/23/2028(a)(b) 750,000 720,038
THL Credit Wind River CLO
Ltd., Series 2017-3A, Class
A, 2.47%, 10/15/2030(a)(b) 466,489 447,566
Tralee CLO III Ltd., Series
2014-3A, Class AR, 2.17%,
10/20/2027(a)(b) 1,534,163 1,497,358
Tralee Clo VI Ltd., Series
2019-6A, Class AS, 2.29%,
10/25/2032(a)(b) 2,150,000 2,105,517
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 2.11%, 4/15/2029(a)
(b) 1,750,000 1,695,139
Series 2013-1A, Class A2R,
2.72%, 4/15/2029(a)(b) 1,500,000 1,424,411
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 2.17%,
4/20/2031(a)(b) 1,300,000 1,234,839
48,681,880
Student Loan 0.5%
DRB Prime Student Loan
Trust, Series 2015-B, Class
A1, 2.39%, 10/27/2031(a)(b) 1,011,593 1,016,062
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 852,628 857,307
Navient Private Education
Refi Loan Trust, Series
2018-CA, Class B, 4.22%,
6/16/2042(a) 3,360,000 3,474,266
SLM Student Loan Trust,
Series 2005-7, Class A4,
1.14%, 10/25/2029(b) 506,865 492,836
SMB Private Education Loan
Trust, Series 2017-A, Class
B, 3.50%, 6/17/2041(a) 1,000,000 977,429
SoFi Professional Loan
Program LLC, Series 2019-
B, Class A1FX, 2.78%,
8/17/2048(a) 2,916,489 2,931,871
9,749,771
Total Asset-Backed Securities
(cost $71,617,762)
69,544,302
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities
Trust , Series 2019-R07,
Class 1M2, 2.59%,
10/25/2039(a)(b) 770,000 665,677
CSMC Trust , Series 2019-
RPL9, Class A1, 3.32%,
10/27/2059(a)(b) 2,145,126 2,119,425
DSLA Mortgage Loan Trust ,
Series 2007-AR1, Class
1A1B, 0.86%, 4/19/2047(b) 1,269,146 965,082
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.94%, 10/25/2029(b) 1,990,000 1,908,334
Series 2017-DNA3, Class
M2, 2.99%, 3/25/2030(b) 1,655,000 1,556,326
FNMA
Series 2014-C02, Class
1M2, 3.09%, 5/25/2024(b) 1,934,384 1,444,301
Series 2014-C02, Class
2M2, 3.09%, 5/25/2024(b) 1,278,696 1,005,027
Series 2014-C03, Class
1M2, 3.49%, 7/25/2024(b) 1,154,970 879,802
Series 2016-C02, Class
1M2, 6.49%, 9/25/2028(b) 1,276,960 1,299,359
Series 2016-C04, Class
1M2, 4.74%, 1/25/2029(b) 1,518,846 1,491,658
Series 2018-C01, Class
1M2, 2.74%, 7/25/2030(b) 2,160,000 1,883,664

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 7
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS, Series
2019-123, Class A, 3.00%,
10/20/2049 396,906 426,122
GSMSC Resecuritization
Trust , Series 2015-
7R, Class A, 1.13%,
9/26/2037(a)(b) 2,532,650 2,423,927
Morgan Stanley Mortgage
Loan Trust , Series 2005-
2AR, Class A, 0.75%,
4/25/2035(b) 2,174,001 2,053,767
New Residential Mortgage
Loan Trust , Series 2017-
3A, Class A1, 4.00%,
4/25/2057(a)(b) 4,819,951 5,051,503
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 2,983,210
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,309,534
WaMu Mortgage Pass-
Through Trust , Series 2004-
AR9, Class A7, 4.39%,
8/25/2034(b) 2,767,202 2,604,674
Total Collateralized Mortgage Obligations
(cost $36,797,844)
34,071,392
Commercial Mortgage-Backed Securities 3.0%
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
1.66%, 9/15/2034(a)(b) 2,500,000 2,279,643
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,301,108
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,538,736
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,145,705
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
1.66%, 8/15/2036(a)(b) 2,610,000 2,410,275
BHMS , Series 2018-
ATLS, Class D, 3.06%,
7/15/2035(a)(b) 3,830,000 2,879,238
BX Commercial Mortgage
Trust , Series 2019-
IMC, Class A, 1.81%,
4/15/2034(a)(b) 4,420,000 4,017,350
BX Trust , Series 2019-
MMP, Class A, 1.81%,
8/15/2036(a)(b) 2,020,000 1,949,055
CFK Trust
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 2,670,000 1,936,725
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 934,993
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.74%, 11/15/2036(a)(b) 1,670,000 1,540,191
Citigroup Commercial
Mortgage Trust , Series
2019-SST2, Class A,
1.73%, 12/15/2036(a)(b) 2,350,000 2,264,322
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
2.06%, 1/15/2034(a)(b) 3,700,000 3,416,890
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.79%,
5/15/2036(a)(b) 4,260,000 4,146,130
GS Mortgage Securities Corp.
Trust
Series 2019-SOHO, Class
A, 1.71%, 6/15/2036(a)(b) 4,200,000 4,008,458
Series 2020-DUNE, Class
A, 1.91%, 12/15/2036(a)(b) 4,500,000 3,676,898
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,165,801
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,351,249
JP Morgan Chase Commercial
Mortgage Securities Trust
2020-NNN
Series 2020-NNN, Class
FFL, 3.29%, 1/16/2037(a)(b) 3,616,000 3,182,236
Series 2020-NNN, Class
GFL, 3.79%, 1/16/2037(a)
(b) 3,610,000 2,961,730
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,081,938
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,163,024
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
2.21%, 5/15/2036(a)(b) 1,780,000 1,556,895
Series 2018-H4, Class XA,
IO, 1.03%, 12/15/2051(b) 21,379,406 1,193,080
Rosslyn Portfolio Trust , Series
2017-ROSS, Class A,
1.94%, 6/15/2033(a)(b) 2,400,000 2,308,027
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,244,913
Total Commercial Mortgage-Backed
Securities
(cost $68,013,958) 62,654,610

8 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks 61.2%
Shares Value ($)
Aerospace & Defense 1.1%
AAR Corp. 1,561 30,564
Aerojet Rocketdyne Holdings,
Inc. * 3,321 136,626
AeroVironment, Inc. * 993 59,838
Astronics Corp. * 1,069 9,600
Axon Enterprise, Inc. * 2,644 192,245
Boeing Co. (The) 24,218 3,415,222
BWX Technologies, Inc. 4,404 233,676
Cubic Corp. 1,438 54,946
Curtiss-Wright Corp. 1,933 200,355
Ducommun, Inc. * 505 14,261
General Dynamics Corp. 11,732 1,532,434
HEICO Corp. 5,545 431,427
Hexcel Corp. 3,825 132,307
Howmet Aerospace, Inc. 17,438 227,915
Huntington Ingalls Industries,
Inc. 1,821 348,558
Kratos Defense & Security
Solutions, Inc. * 4,195 63,009
L3Harris Technologies, Inc. 10,124 1,961,019
Lockheed Martin Corp. 11,348 4,415,053
Maxar Technologies, Inc. 2,959 37,313
Mercury Systems, Inc. * 2,510 223,792
Moog, Inc., Class A 1,448 71,647
National Presto Industries, Inc. 233 18,945
Northrop Grumman Corp. 7,204 2,382,147
Park Aerospace Corp. 933 12,418
Parsons Corp. * 882 32,987
Raytheon Technologies Corp. 67,405 4,368,518
Spirit AeroSystems Holdings,
Inc., Class A 4,661 103,288
Teledyne Technologies, Inc. * 1,638 533,447
Textron, Inc. 10,554 278,203
TransDigm Group, Inc. 2,358 856,143
Triumph Group, Inc. 2,125 14,960
Vectrus, Inc. * 525 27,305
22,420,168
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 2,663 53,899
Atlas Air Worldwide Holdings,
Inc. * 1,050 34,493
CH Robinson Worldwide, Inc. 6,129 434,546
Echo Global Logistics, Inc. * 1,124 19,704
Expeditors International of
Washington, Inc. 7,877 564,033
FedEx Corp. 11,072 1,403,597
Forward Air Corp. 1,275 65,790
Hub Group, Inc., Class A * 1,449 69,711
Radiant Logistics, Inc. * 1,477 6,322
United Parcel Service, Inc.,
Class B 32,034 3,032,338
XPO Logistics, Inc. * 4,243 283,178
5,967,611
Airlines 0.1%
Alaska Air Group, Inc. 5,557 180,714
Allegiant Travel Co. (d) 604 47,402
Common Stocks
Shares Value ($)
Airlines
American Airlines Group,
Inc. (d) 17,944 215,507
Copa Holdings SA, Class A 1,459 64,502
Delta Air Lines, Inc. 26,157 677,728
Hawaiian Holdings, Inc. 2,146 30,902
JetBlue Airways Corp. * 13,620 132,659
Mesa Air Group, Inc. * 1,111 5,049
SkyWest, Inc. 2,203 68,183
Southwest Airlines Co. 22,824 713,250
Spirit Airlines, Inc. * 3,075 46,187
United Airlines Holdings, Inc. * 10,998 325,321
2,507,404
Auto Components 0.1%
Adient plc * 3,887 58,227
American Axle &
Manufacturing Holdings,
Inc. * 5,186 22,403
Aptiv plc 11,845 823,820
BorgWarner, Inc. 9,500 271,415
Cooper Tire & Rubber Co. 2,326 49,288
Cooper-Standard Holdings,
Inc. * 740 9,509
Dana, Inc. 6,660 76,590
Dorman Products, Inc. * 1,256 79,228
Fox Factory Holding Corp. * 1,785 91,053
Gentex Corp. 11,690 283,366
Gentherm, Inc. * 1,552 58,107
Goodyear Tire & Rubber Co.
(The) 10,824 77,608
LCI Industries 1,139 98,774
Lear Corp. 2,813 274,689
Modine Manufacturing Co. * 2,328 10,779
Motorcar Parts of America,
Inc. *(d) 922 13,120
Standard Motor Products, Inc. 940 38,249
Stoneridge, Inc. * 1,280 25,638
Tenneco, Inc., Class A * 2,253 11,693
Visteon Corp. * 1,276 76,943
2,450,499
Automobiles 0.4%
Ford Motor Co. 179,702 914,683
General Motors Co. 56,670 1,263,174
Harley-Davidson, Inc. 7,117 155,364
Tesla, Inc. * 6,667 5,212,794
Thor Industries, Inc. (d) 2,399 158,814
Winnebago Industries, Inc. 1,413 62,695
7,767,524
Banks 2.6%
1st Constitution Bancorp 349 4,432
1st Source Corp. 666 23,130
ACNB Corp. 409 11,436
Allegiance Bancshares, Inc. 860 21,569
Amalgamated Bank, Class A 525 5,617
Amerant Bancorp, Inc. * 944 12,763
American National
Bankshares, Inc. 557 14,900
Ameris Bancorp 2,754 70,034

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Banks
Ames National Corp. 344 7,293
Arrow Financial Corp. 605 17,242
Associated Banc-Corp. 7,230 102,232
Atlantic Capital Bancshares,
Inc. * 1,034 12,977
Atlantic Union Bankshares
Corp. 3,582 85,502
Banc of California, Inc. 2,221 23,143
BancFirst Corp. 797 30,692
Bancorp, Inc. (The) * 2,326 16,212
BancorpSouth Bank 4,629 101,329
Bank First Corp. 273 13,983
Bank of America Corp. 367,756 8,844,532
Bank of Commerce Holdings 649 4,991
Bank of Hawaii Corp. 1,849 126,065
Bank of Marin Bancorp 627 20,666
Bank of NT Butterfield & Son
Ltd. (The) 2,457 54,079
Bank of Princeton (The) 213 4,473
Bank OZK 5,645 127,690
Bank7 Corp. 149 1,490
BankFinancial Corp. 532 4,400
BankUnited, Inc. 4,246 84,113
Bankwell Financial Group, Inc. 252 3,843
Banner Corp. 1,505 57,837
Bar Harbor Bankshares 721 13,252
Baycom Corp. * 418 5,154
BCB Bancorp, Inc. 564 5,708
Berkshire Hills Bancorp, Inc. 2,130 36,295
BOK Financial Corp. 1,506 77,996
Boston Private Financial
Holdings, Inc. 3,125 23,750
Bridge Bancorp, Inc. 806 16,676
Brookline Bancorp, Inc. 3,758 38,369
Bryn Mawr Bank Corp. 917 26,698
Business First Bancshares,
Inc. 619 8,654
Byline Bancorp, Inc. 1,133 13,959
C&F Financial Corp. 132 4,694
Cadence Bancorp 5,822 38,542
Cambridge Bancorp 228 12,718
Camden National Corp. 682 22,335
Capital Bancorp, Inc. * 297 3,225
Capital City Bank Group, Inc. 644 14,194
Capstar Financial Holdings,
Inc. 555 6,333
Carolina Financial Corp. 1,109 37,517
Carter Bank & Trust 1,061 10,058
Cathay General Bancorp 3,468 96,827
CBTX, Inc. 846 15,279
CenterState Bank Corp. 5,491 95,488
Central Pacific Financial Corp. 1,038 18,155
Central Valley Community
Bancorp 401 5,867
Century Bancorp, Inc., Class A 151 11,278
Chemung Financial Corp. 136 3,332
CIT Group, Inc. 4,306 81,728
Citigroup, Inc. 96,872 4,704,104
Citizens & Northern Corp. 601 10,746
Citizens Financial Group, Inc. 20,000 447,800
Common Stocks
Shares Value ($)
Banks
City Holding Co. 748 50,557
Civista Bancshares, Inc. 750 11,497
CNB Financial Corp. 729 12,932
Coastal Financial Corp. * 309 4,057
Codorus Valley Bancorp, Inc. 357 5,016
Colony Bankcorp, Inc. 285 3,591
Columbia Banking System,
Inc. 3,160 85,288
Comerica, Inc. 6,650 231,819
Commerce Bancshares, Inc. 4,589 280,801
Community Bank System, Inc. 2,191 136,916
Community Bankers Trust
Corp. 830 4,640
Community Financial Corp.
(The) 185 4,292
Community Trust Bancorp,
Inc. 769 26,069
ConnectOne Bancorp, Inc. 1,649 24,636
CrossFirst Bankshares, Inc. * 2,393 23,140
Cullen/Frost Bankers, Inc. 2,586 185,830
Customers Bancorp, Inc. * 1,315 16,779
CVB Financial Corp. 6,092 126,622
Dime Community Bancshares,
Inc. 1,449 23,807
Eagle Bancorp, Inc. 1,504 52,760
East West Bancorp, Inc. 6,660 233,566
Enterprise Bancorp, Inc. 465 11,230
Enterprise Financial Services
Corp. 1,101 33,845
Equity Bancshares, Inc.,
Class A * 695 13,024
Esquire Financial Holdings,
Inc. * 247 4,056
Evans Bancorp, Inc. 179 4,971
Farmers & Merchants
Bancorp, Inc. 525 12,600
Farmers National Banc Corp. 1,239 15,351
FB Financial Corp. 816 18,229
Fidelity D&D Bancorp, Inc. 111 4,282
Fifth Third Bancorp 32,560 608,546
Financial Institutions, Inc. 588 11,378
First Bancorp, Inc. (The) 536 11,738
First Bancorp/NC 1,337 35,551
First Bancorp/PR 9,934 57,915
First Bancshares, Inc. (The) 910 18,127
First Bank 618 4,895
First Busey Corp. 2,465 45,405
First Business Financial
Services, Inc. 307 5,274
First Capital, Inc. 123 6,132
First Choice Bancorp 382 5,814
First Citizens BancShares,
Inc., Class A 339 129,498
First Commonwealth Financial
Corp. 3,711 35,329
First Community Bankshares,
Inc. 839 19,775
First Financial Bancorp 4,330 66,595
First Financial Bankshares,
Inc. 6,006 167,267

10 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
First Financial Corp. 654 23,230
First Financial Northwest, Inc. 299 2,936
First Foundation, Inc. 1,844 25,373
First Guaranty Bancshares,
Inc. 212 2,864
First Hawaiian, Inc. 6,046 106,349
First Horizon National Corp. 14,077 127,819
First Internet Bancorp 364 5,715
First Interstate BancSystem,
Inc., Class A 1,811 61,212
First Merchants Corp. 2,502 70,832
First Mid Bancshares, Inc. 689 18,396
First Midwest Bancorp, Inc. 4,677 69,126
First Northwest Bancorp 330 3,844
First of Long Island Corp.
(The) 1,116 17,622
First Republic Bank 7,778 811,168
Flushing Financial Corp. 1,341 16,749
FNB Corp. 14,953 120,970
FNCB Bancorp, Inc. 1,183 7,335
Franklin Financial Network,
Inc. 631 14,967
Franklin Financial Services
Corp. 156 4,508
Fulton Financial Corp. 7,264 84,916
FVCBankcorp, Inc. * 445 5,122
German American Bancorp,
Inc. 1,083 32,198
Glacier Bancorp, Inc. 3,966 151,025
Great Southern Bancorp, Inc. 415 17,667
Great Western Bancorp, Inc. 2,146 40,345
Guaranty Bancshares, Inc. 427 11,516
Hancock Whitney Corp. 3,928 82,134
Hanmi Financial Corp. 1,151 13,893
HarborOne Bancorp, Inc. * 1,359 10,899
Hawthorn Bancshares, Inc. 217 3,949
HBT Financial, Inc. 346 4,031
Heartland Financial USA, Inc. 1,561 53,027
Heritage Commerce Corp. 2,621 23,274
Heritage Financial Corp. 1,746 35,007
Hilltop Holdings, Inc. 3,214 62,030
Home BancShares, Inc. 7,020 107,617
HomeTrust Bancshares, Inc. 738 11,343
Hope Bancorp, Inc. 5,590 55,620
Horizon Bancorp, Inc. 1,813 20,632
Howard Bancorp, Inc. * 478 5,339
Huntington Bancshares, Inc. 46,578 430,381
IBERIABANK Corp. 2,353 97,555
Independent Bank Corp. 2,581 127,892
Independent Bank Group,
Inc. (d) 1,659 50,284
International Bancshares
Corp. 2,612 75,722
Investar Holding Corp. 367 4,606
Investors Bancorp, Inc. 10,566 98,369
JPMorgan Chase & Co. 143,278 13,720,301
KeyCorp 44,972 523,924
Lakeland Bancorp, Inc. 2,227 24,920
Lakeland Financial Corp. 1,142 48,341
LCNB Corp. 657 9,421
Common Stocks
Shares Value ($)
Banks
Level One Bancorp, Inc. 195 3,531
Live Oak Bancshares, Inc. (d) 1,210 16,879
M&T Bank Corp. 6,007 673,265
Macatawa Bank Corp. 986 7,572
Mackinac Financial Corp. 353 3,643
MainStreet Bancshares, Inc. * 279 4,191
Malvern Bancorp, Inc. * 286 3,761
Mercantile Bank Corp. 603 14,231
Metrocity Bankshares, Inc. 602 6,372
Metropolitan Bank Holding
Corp. * 351 8,807
Mid Penn Bancorp, Inc. 261 5,116
Midland States Bancorp, Inc. 1,096 17,777
MidWestOne Financial Group,
Inc. 585 12,209
MVB Financial Corp. 363 4,984
National Bank Holdings Corp.,
Class A 1,334 35,458
National Bankshares, Inc. 343 10,283
NBT Bancorp, Inc. 1,968 65,200
Nicolet Bankshares, Inc. * 410 22,558
Northeast Bank 313 5,243
Northrim Bancorp, Inc. 350 8,208
Norwood Financial Corp. 217 5,127
Oak Valley Bancorp 262 3,422
OFG Bancorp 2,320 29,186
Ohio Valley Banc Corp. 300 7,560
Old National Bancorp 7,669 108,670
Old Second Bancorp, Inc. 1,115 9,176
Opus Bank 1,042 20,027
Origin Bancorp, Inc. 900 20,061
Orrstown Financial Services,
Inc. 380 5,852
Pacific Mercantile Bancorp * 722 2,895
Pacific Premier Bancorp, Inc. 2,750 58,713
PacWest Bancorp 5,492 111,158
Park National Corp. 600 47,988
Parke Bancorp, Inc. 376 5,298
PCB Bancorp 460 4,315
Peapack-Gladstone Financial
Corp. 937 17,681
Penns Woods Bancorp, Inc. 257 5,885
Peoples Bancorp of North
Carolina, Inc. 174 3,028
Peoples Bancorp, Inc. 681 16,555
Peoples Financial Services
Corp. 349 12,916
People's United Financial, Inc. 20,556 260,856
People's Utah Bancorp 749 16,089
Pinnacle Financial Partners,
Inc. 3,429 138,017
PNC Financial Services
Group, Inc. (The) 19,894 2,122,093
Popular, Inc. 4,284 165,320
Preferred Bank 673 25,675
Premier Financial Bancorp,
Inc. 491 6,383
Professional Holding Corp.,
Class A * 134 1,968
Prosperity Bancshares, Inc. 4,187 250,927

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Banks
QCR Holdings, Inc. 739 22,746
RBB Bancorp 799 10,323
Red River Bancshares, Inc. 190 7,275
Regions Financial Corp. 44,636 479,837
Reliant Bancorp, Inc. 385 5,606
Renasant Corp. 2,470 64,788
Republic Bancorp, Inc.,
Class A 461 15,365
Republic First Bancorp, Inc. * 1,650 4,340
Richmond Mutual Bancorp,
Inc. * 475 5,073
S&T Bancorp, Inc. 1,740 46,475
Sandy Spring Bancorp, Inc. 1,584 40,392
SB One Bancorp 307 5,658
Seacoast Banking Corp. of
Florida * 2,159 48,513
Select Bancorp, Inc. * 594 4,871
ServisFirst Bancshares, Inc. 2,188 77,718
Shore Bancshares, Inc. 466 5,173
Sierra Bancorp 543 11,023
Signature Bank 2,465 264,199
Silvergate Capital Corp.,
Class A * 121 1,924
Simmons First National Corp.,
Class A 4,432 82,878
SmartFinancial, Inc. 656 9,486
South Plains Financial, Inc. 374 4,649
South State Corp. 1,533 88,669
Southern First Bancshares,
Inc. * 386 11,256
Southern National Bancorp of
Virginia, Inc. 991 9,979
Southside Bancshares, Inc. 1,521 46,254
Spirit of Texas Bancshares,
Inc. * 689 7,917
Sterling Bancorp 9,217 113,646
Stock Yards Bancorp, Inc. 906 29,934
Summit Financial Group, Inc. 554 9,784
SVB Financial Group * 2,394 462,449
Synovus Financial Corp. 6,544 137,489
TCF Financial Corp. 6,957 206,553
Texas Capital Bancshares,
Inc. * 2,352 65,339
Tompkins Financial Corp. 667 45,029
Towne Bank 3,095 62,519
TriCo Bancshares 1,311 39,487
TriState Capital Holdings,
Inc. * 1,453 20,662
Triumph Bancorp, Inc. * 1,063 29,456
Truist Financial Corp. 61,561 2,297,457
Trustmark Corp. 2,990 79,564
UMB Financial Corp. 2,068 105,137
Umpqua Holdings Corp. 10,388 130,110
Union Bankshares, Inc. 144 3,460
United Bankshares, Inc. 4,449 133,292
United Community Banks, Inc. 2,972 62,843
United Security Bancshares 514 3,423
Unity Bancorp, Inc. 300 4,308
Univest Financial Corp. 1,334 23,612
US Bancorp 64,047 2,337,716
Common Stocks
Shares Value ($)
Banks
Valley National Bancorp 17,453 145,907
Veritex Holdings, Inc. 2,291 40,230
Washington Trust Bancorp,
Inc. 695 24,332
Webster Financial Corp. 4,154 117,351
Wells Fargo & Co. 171,674 4,987,130
WesBanco, Inc. 2,951 72,831
West Bancorp, Inc. 777 14,452
Westamerica Bancorp 1,197 75,411
Western Alliance Bancorp 4,355 156,257
Wintrust Financial Corp. 2,651 111,077
Zions Bancorp NA 7,582 239,667
54,443,583
Beverages 1.0%
Boston Beer Co., Inc. (The),
Class A * 387 180,539
Brown-Forman Corp., Class A 10,011 611,100
Celsius Holdings, Inc. * 1,151 5,778
Coca-Cola Co. (The) 176,196 8,085,634
Coca-Cola Consolidated, Inc. 215 50,626
Constellation Brands, Inc.,
Class A 7,320 1,205,531
Craft Brew Alliance, Inc. * 655 9,891
Keurig Dr Pepper, Inc. 10,786 285,398
MGP Ingredients, Inc. 612 23,091
Molson Coors Beverage Co.,
Class B 7,941 325,660
Monster Beverage Corp. * 17,587 1,087,052
National Beverage Corp. * 534 26,823
New Age Beverages Corp. *(d) 3,698 5,214
PepsiCo, Inc. 64,463 8,527,810
20,430,147
Biotechnology 1.8%
89bio, Inc. * 112 2,633
AbbVie, Inc. 66,216 5,442,955
Abeona Therapeutics, Inc. * 2,014 4,793
ACADIA Pharmaceuticals,
Inc. * 5,124 247,540
Acceleron Pharma, Inc. * 2,040 184,681
Acorda Therapeutics, Inc. * 2,104 2,025
Adamas Pharmaceuticals,
Inc. * 858 2,771
ADMA Biologics, Inc. * 4,010 11,829
Aduro Biotech, Inc. * 2,516 6,957
Adverum Biotechnologies,
Inc. * 2,909 34,472
Aeglea BioTherapeutics, Inc. * 991 7,700
Affimed NV * 2,779 6,086
Agenus, Inc. *(d) 5,295 14,111
AgeX Therapeutics, Inc. * 797 673
Agios Pharmaceuticals, Inc. * 2,739 112,682
Aimmune Therapeutics, Inc. * 1,984 33,966
Akcea Therapeutics, Inc. *(d) 636 10,850
Akebia Therapeutics, Inc. * 5,186 42,007
Akero Therapeutics, Inc. * 315 6,426
Albireo Pharma, Inc. * 598 13,431
Aldeyra Therapeutics, Inc. * 885 2,788
Alector, Inc. * 1,586 39,206

12 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Alexion Pharmaceuticals,
Inc. * 9,819 1,055,248
Alkermes plc * 7,218 98,959
Allakos, Inc. *(d) 877 57,672
Allogene Therapeutics, Inc. * 1,819 52,569
Alnylam Pharmaceuticals,
Inc. * 4,927 648,886
AMAG Pharmaceuticals,
Inc. *(d) 1,626 13,057
Amgen, Inc. 27,107 6,484,537
Amicus Therapeutics, Inc. * 11,736 138,602
AnaptysBio, Inc. * 1,155 18,041
Anavex Life Sciences Corp. * 1,862 6,443
Anika Therapeutics, Inc. * 633 21,035
Apellis Pharmaceuticals, Inc. * 2,557 87,628
Applied Therapeutics, Inc. * 440 15,730
Aprea Therapeutics, Inc. * 348 11,063
Arcus Biosciences, Inc. * 1,635 43,180
Arcutis Biotherapeutics, Inc. * 397 11,799
Ardelyx, Inc. * 3,139 20,655
Arena Pharmaceuticals, Inc. * 2,350 115,080
Arrowhead Pharmaceuticals,
Inc. * 4,608 158,653
Assembly Biosciences, Inc. * 1,303 22,816
Atara Biotherapeutics, Inc. * 2,391 19,821
Athenex, Inc. *(d) 3,169 28,331
Athersys, Inc. *(d) 5,146 11,836
Atreca, Inc., Class A * 893 13,645
Avid Bioservices, Inc. * 3,084 18,812
Avrobio, Inc. * 995 12,806
Axcella Health, Inc. * 295 1,375
Beam Therapeutics, Inc. * 678 10,814
Beyondspring, Inc. *(d) 659 9,457
BioCryst Pharmaceuticals,
Inc. * 6,693 26,170
Biogen, Inc. * 7,980 2,368,703
Biohaven Pharmaceutical
Holding Co. Ltd. * 2,025 95,378
BioMarin Pharmaceutical,
Inc. * 8,234 757,693
BioSpecifics Technologies
Corp. * 299 17,016
Bioxcel Therapeutics, Inc. *(d) 268 9,916
Black Diamond Therapeutics,
Inc. * 581 21,520
Bluebird Bio, Inc. * 2,518 135,670
Blueprint Medicines Corp. * 2,422 142,486
Bridgebio Pharma, Inc. *(d) 3,465 105,786
Cabaletta Bio, Inc. * 251 1,820
Calithera Biosciences, Inc. * 2,994 18,353
Calyxt, Inc. * 353 1,539
CareDx, Inc. * 1,905 48,349
CASI Pharmaceuticals,
Inc. *(d) 1,937 3,603
Castle Biosciences, Inc. * 497 15,372
Catalyst Pharmaceuticals,
Inc. * 4,626 21,927
Celcuity, Inc. * 223 1,340
Cellular Biomedicine Group,
Inc. * 462 6,699
Common Stocks
Shares Value ($)
Biotechnology
CEL-SCI Corp. *(d) 1,564 27,526
Centogene NV * 70 1,365
Checkpoint Therapeutics,
Inc. * 1,321 2,325
ChemoCentryx, Inc. * 1,857 98,440
Chimerix, Inc. * 1,823 4,193
Clovis Oncology, Inc. *(d) 2,258 17,183
Coherus Biosciences, Inc. * 2,862 47,509
Concert Pharmaceuticals,
Inc. * 1,348 13,453
Constellation
Pharmaceuticals, Inc. * 864 31,087
Corbus Pharmaceuticals
Holdings, Inc. *(d) 3,455 22,388
Cortexyme, Inc. *(d) 528 24,087
Crinetics Pharmaceuticals,
Inc. * 566 9,441
Cue Biopharma, Inc. * 1,030 26,347
Cyclerion Therapeutics, Inc. * 1,105 4,276
Cytokinetics, Inc. * 2,597 39,241
CytomX Therapeutics, Inc. * 2,065 21,311
Deciphera Pharmaceuticals,
Inc. * 950 55,081
Denali Therapeutics, Inc. * 2,314 50,584
Dicerna Pharmaceuticals,
Inc. * 2,480 48,856
Dynavax Technologies
Corp. *(d) 3,820 16,235
Eagle Pharmaceuticals, Inc. * 416 21,208
Editas Medicine, Inc. *(d) 2,422 55,997
Eidos Therapeutics, Inc. *(d) 528 24,520
Eiger BioPharmaceuticals,
Inc. * 1,242 9,240
Emergent BioSolutions, Inc. * 2,082 153,964
Enanta Pharmaceuticals, Inc. * 876 40,620
Enochian Biosciences,
Inc. *(d) 531 1,816
Epizyme, Inc. * 3,557 58,548
Esperion Therapeutics,
Inc. *(d) 1,172 46,411
Evelo Biosciences, Inc. *(d) 501 2,776
Exact Sciences Corp. * 6,473 511,238
Exelixis, Inc. * 13,763 339,877
Fate Therapeutics, Inc. * 2,739 74,994
FibroGen, Inc. * 3,625 133,726
Five Prime Therapeutics, Inc. * 1,289 4,228
Flexion Therapeutics, Inc. * 1,639 17,439
Frequency Therapeutics,
Inc. *(d) 218 3,468
G1 Therapeutics, Inc. * 1,588 20,850
Galectin Therapeutics,
Inc. *(d) 1,535 3,814
Galera Therapeutics, Inc. * 66 902
Geron Corp. * 9,768 11,624
Gilead Sciences, Inc. 58,688 4,929,792
Global Blood Therapeutics,
Inc. * 2,679 204,997
GlycoMimetics, Inc. * 1,623 4,528
Gossamer Bio, Inc. * 1,956 25,467
Gritstone Oncology, Inc. * 1,313 9,204

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Biotechnology
Halozyme Therapeutics, Inc. * 6,085 137,856
Harpoon Therapeutics, Inc. * 281 3,541
Heron Therapeutics, Inc. * 3,830 54,616
Homology Medicines, Inc. * 1,174 14,170
Hookipa Pharma, Inc. * 585 5,183
IGM Biosciences, Inc. * 186 10,187
ImmunoGen, Inc. * 7,722 31,506
Immunomedics, Inc. * 8,729 265,187
Incyte Corp. * 8,267 807,355
Inovio Pharmaceuticals,
Inc. *(d) 4,242 51,031
Insmed, Inc. * 4,026 92,598
Intellia Therapeutics, Inc. *(d) 1,869 25,175
Intercept Pharmaceuticals,
Inc. * 1,178 96,502
Invitae Corp. *(d) 4,014 66,432
Ionis Pharmaceuticals, Inc. * 5,910 328,182
Iovance Biotherapeutics, Inc. * 5,379 172,935
Ironwood Pharmaceuticals,
Inc. * 7,327 73,270
Jounce Therapeutics, Inc. * 620 3,038
Kadmon Holdings, Inc. * 7,421 31,910
KalVista Pharmaceuticals,
Inc. * 658 7,179
Karuna Therapeutics, Inc. * 453 37,635
Karyopharm Therapeutics,
Inc. * 2,794 61,608
Keros Therapeutics, Inc. * 94 2,778
Kezar Life Sciences, Inc. * 1,179 5,541
Kindred Biosciences, Inc. * 1,828 9,177
Kiniksa Pharmaceuticals Ltd.,
Class A * 744 14,843
Kodiak Sciences, Inc. * 1,203 65,624
Krystal Biotech, Inc. * 492 23,217
Kura Oncology, Inc. * 1,578 22,960
La Jolla Pharmaceutical Co. * 785 5,699
Lexicon Pharmaceuticals,
Inc. *(d) 2,212 4,181
Ligand Pharmaceuticals, Inc. * 758 74,716
Lineage Cell Therapeutics,
Inc. * 4,095 3,481
LogicBio Therapeutics, Inc. * 309 1,767
MacroGenics, Inc. * 2,221 15,991
Madrigal Pharmaceuticals,
Inc. * 403 33,723
Magenta Therapeutics, Inc. * 980 7,987
MannKind Corp. * 7,054 9,170
Marker Therapeutics, Inc. * 1,062 2,926
MediciNova, Inc. *(d) 1,834 9,445
MEI Pharma, Inc. * 3,784 10,255
MeiraGTx Holdings plc * 803 11,057
Mersana Therapeutics, Inc. * 2,008 18,132
Millendo Therapeutics, Inc. * 465 777
Minerva Neurosciences, Inc. * 1,093 9,804
Mirati Therapeutics, Inc. * 1,335 113,528
Mirum Pharmaceuticals, Inc. * 194 3,279
Moderna, Inc. * 10,289 473,191
Molecular Templates, Inc. * 1,040 16,879
Momenta Pharmaceuticals,
Inc. * 5,227 165,696
Common Stocks
Shares Value ($)
Biotechnology
Morphic Holding, Inc. * 404 5,498
Mustang Bio, Inc. * 1,052 2,904
Myriad Genetics, Inc. * 3,240 50,090
Natera, Inc. * 2,856 105,786
Neon Therapeutics, Inc. *(d) 535 1,546
Neurocrine Biosciences, Inc. * 4,166 408,851
NextCure, Inc. * 671 21,754
Novavax, Inc. *(d) 1,354 24,548
Oncocyte Corp. * 860 2,322
OPKO Health, Inc. *(d) 16,559 36,761
Organogenesis Holdings,
Inc. * 456 1,692
ORIC Pharmaceuticals, Inc. * 355 9,390
Oyster Point Pharma, Inc. * 213 6,262
Palatin Technologies, Inc. * 8,632 4,182
Passage Bio, Inc. * 744 12,313
PDL BioPharma, Inc. * 5,769 19,557
Pfenex, Inc. * 1,373 7,895
PhaseBio Pharmaceuticals,
Inc. * 521 2,011
Pieris Pharmaceuticals, Inc. * 1,758 4,659
PolarityTE, Inc. * 803 827
Portola Pharmaceuticals,
Inc. *(d) 3,472 24,582
Precigen, Inc. *(d) 3,520 12,672
Precision BioSciences, Inc. * 1,386 9,536
Prevail Therapeutics, Inc. * 531 7,673
Principia Biopharma, Inc. * 822 51,112
Progenics Pharmaceuticals,
Inc. * 4,150 16,351
Protagonist Therapeutics,
Inc. * 670 4,523
Prothena Corp. plc * 2,028 22,754
PTC Therapeutics, Inc. * 2,766 140,845
Puma Biotechnology, Inc. *(d) 1,282 12,884
Radius Health, Inc. * 2,126 33,357
RAPT Therapeutics, Inc. * 68 1,033
Regeneron Pharmaceuticals,
Inc. * 3,752 1,973,102
REGENXBIO, Inc. * 1,562 62,199
Replimune Group, Inc. * 512 9,262
Retrophin, Inc. * 1,891 28,781
REVOLUTION Medicines,
Inc. *(d) 706 22,077
Rhythm Pharmaceuticals,
Inc. * 1,341 25,264
Rigel Pharmaceuticals, Inc. * 8,027 14,368
Rocket Pharmaceuticals, Inc. * 1,503 22,244
Rubius Therapeutics, Inc. *(d) 1,645 9,952
Sage Therapeutics, Inc. * 2,372 92,461
Sangamo Therapeutics, Inc. * 5,413 44,116
Sarepta Therapeutics, Inc. * 3,241 382,049
Savara, Inc. *(d) 1,314 3,167
Scholar Rock Holding Corp. * 918 15,083
Seattle Genetics, Inc. * 5,360 735,553
Seres Therapeutics, Inc. * 1,396 5,137
Solid Biosciences, Inc. * 749 1,738
Sorrento Therapeutics,
Inc. *(d) 6,091 13,827

14 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Spectrum Pharmaceuticals,
Inc. * 5,294 15,353
Spero Therapeutics, Inc. * 485 6,029
SpringWorks Therapeutics,
Inc. * 554 16,764
Stemline Therapeutics, Inc. * 2,124 11,109
Stoke Therapeutics, Inc. * 839 17,644
Sutro Biopharma, Inc. * 409 4,029
Syndax Pharmaceuticals,
Inc. * 916 16,488
Synlogic, Inc. * 586 1,219
Syros Pharmaceuticals, Inc. * 1,308 11,026
TCR2 Therapeutics, Inc. * 449 4,283
TG Therapeutics, Inc. * 3,968 46,664
Tocagen, Inc. * 808 945
Translate Bio, Inc. *(d) 1,605 20,608
Turning Point Therapeutics,
Inc. * 1,240 63,872
Twist Bioscience Corp. * 1,176 38,467
Tyme Technologies, Inc. *(d) 2,282 3,697
Ultragenyx Pharmaceutical,
Inc. * 2,521 152,344
United Therapeutics Corp. * 1,996 218,682
UNITY Biotechnology, Inc. * 1,506 9,774
UroGen Pharma Ltd. *(d) 892 19,811
Vanda Pharmaceuticals, Inc. * 2,353 27,060
VBI Vaccines, Inc. * 5,732 6,993
Veracyte, Inc. * 2,211 59,631
Vericel Corp. * 2,095 30,378
Vertex Pharmaceuticals, Inc. * 11,920 2,994,304
Viela Bio, Inc. * 199 8,085
Viking Therapeutics, Inc. *(d) 3,043 17,528
Vir Biotechnology, Inc. * 344 10,495
Voyager Therapeutics, Inc. * 1,130 12,215
X4 Pharmaceuticals, Inc. * 585 5,446
XBiotech, Inc. * 856 13,542
Xencor, Inc. * 2,200 64,306
Y-mAbs Therapeutics, Inc. * 1,087 36,501
Zentalis Pharmaceuticals,
Inc. * 13 456
ZIOPHARM Oncology,
Inc. *(d) 8,375 23,450
38,539,316
Building Products 0.3%
AAON, Inc. 1,910 90,992
Advanced Drainage Systems,
Inc. 1,915 77,634
Allegion plc 4,296 431,920
American Woodmark Corp. * 750 38,558
AO Smith Corp. 6,222 263,688
Apogee Enterprises, Inc. 1,201 24,549
Armstrong Flooring, Inc. * 661 1,388
Armstrong World Industries,
Inc. 2,260 174,201
Builders FirstSource, Inc. * 5,099 93,567
Caesarstone Ltd. 1,099 10,781
Carrier Global Corp. * 37,757 668,677
Cornerstone Building Brands,
Inc. * 1,728 9,210
Common Stocks
Shares Value ($)
Building Products
CSW Industrials, Inc. 700 46,368
Fortune Brands Home &
Security, Inc. 6,372 307,130
Gibraltar Industries, Inc. * 1,427 66,070
Griffon Corp. 1,675 27,487
Insteel Industries, Inc. 886 15,567
JELD-WEN Holding, Inc. * 3,146 39,954
Johnson Controls International
plc 35,065 1,020,742
Lennox International, Inc. 1,608 300,182
Masco Corp. 12,732 522,521
Masonite International Corp. * 1,107 65,402
Owens Corning 4,861 210,773
Patrick Industries, Inc. 997 41,096
PGT Innovations, Inc. * 2,548 26,346
Quanex Building Products
Corp. 1,521 18,967
Resideo Technologies, Inc. * 5,694 29,210
Simpson Manufacturing Co.,
Inc. 2,013 145,137
Trane Technologies plc 10,933 955,763
Trex Co., Inc. * 2,680 255,190
Universal Forest Products,
Inc. 2,761 113,532
6,092,602
Capital Markets 1.6%
Affiliated Managers Group,
Inc. 2,241 156,780
Ameriprise Financial, Inc. 5,800 666,652
Ares Management Corp. 3,270 109,709
Artisan Partners Asset
Management, Inc., Class A 2,269 66,799
Assetmark Financial Holdings,
Inc. * 729 17,489
Associated Capital Group,
Inc., Class A 72 2,755
B. Riley Financial, Inc. 963 19,154
Bank of New York Mellon
Corp. (The) 36,749 1,379,557
BGC Partners, Inc., Class A 13,850 42,866
BlackRock, Inc. 5,477 2,749,673
Blucora, Inc. * 2,260 31,798
Brightsphere Investment
Group, Inc. 3,152 23,356
Cboe Global Markets, Inc. 5,110 507,832
Charles Schwab Corp. (The) 49,666 1,873,402
CME Group, Inc. 16,362 2,915,872
Cohen & Steers, Inc. 1,052 60,742
Cowen, Inc., Class A 1,335 14,618
Diamond Hill Investment
Group, Inc. 151 16,544
Donnelley Financial Solutions,
Inc. * 1,569 11,422
E*TRADE Financial Corp. 10,322 419,176
Eaton Vance Corp. 4,888 179,390
Evercore, Inc., Class A 1,753 90,455
FactSet Research Systems,
Inc. 1,730 475,750

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Capital Markets
Federated Hermes, Inc.,
Class B 4,332 98,640
Focus Financial Partners, Inc.,
Class A * 1,373 32,760
Franklin Resources, Inc. 12,492 235,349
GAIN Capital Holdings, Inc. (d) 732 4,787
GAMCO Investors, Inc.,
Class A 197 2,549
Goldman Sachs Group, Inc.
(The) 14,703 2,696,824
Greenhill & Co., Inc. 792 8,451
Hamilton Lane, Inc., Class A 1,012 65,628
Houlihan Lokey, Inc. 1,925 114,307
Interactive Brokers Group,
Inc., Class A 3,418 140,138
Intercontinental Exchange,
Inc. 25,258 2,259,328
INTL. FCStone, Inc. * 748 29,890
Invesco Ltd. 17,496 150,816
Janus Henderson Group plc 7,262 129,990
Lazard Ltd., Class A 3,902 107,305
Legg Mason, Inc. 3,979 198,274
LPL Financial Holdings, Inc. 3,667 220,827
MarketAxess Holdings, Inc. 1,699 773,062
Moelis & Co., Class A 2,205 65,863
Moody's Corp. 7,474 1,822,909
Morgan Stanley 49,509 1,952,140
Morningstar, Inc. 923 143,951
MSCI, Inc. 3,793 1,240,311
Nasdaq, Inc. 5,280 579,058
Northern Trust Corp. 8,890 703,732
Oppenheimer Holdings, Inc.,
Class A 498 10,249
Piper Sandler Cos. 618 33,316
PJT Partners, Inc., Class A 1,020 49,613
Pzena Investment
Management, Inc., Class A 666 3,277
Raymond James Financial,
Inc. 5,684 374,689
S&P Global, Inc. 11,314 3,313,644
Safeguard Scientifics, Inc. 756 5,360
Sculptor Capital Management,
Inc. 812 11,904
SEI Investments Co. 5,812 296,180
Siebert Financial Corp. * 321 1,830
Silvercrest Asset Management
Group, Inc., Class A 322 3,278
State Street Corp. 16,327 1,029,254
Stifel Financial Corp. 3,023 133,858
T. Rowe Price Group, Inc. 10,578 1,223,134
TD Ameritrade Holding Corp. 12,309 483,374
Tradeweb Markets, Inc.,
Class A 613 31,974
Value Line, Inc. 39 1,208
Virtu Financial, Inc., Class A 2,378 55,574
Virtus Investment Partners,
Inc. 288 23,406
Waddell & Reed Financial,
Inc., Class A 3,019 43,926
Common Stocks
Shares Value ($)
Capital Markets
Westwood Holdings Group,
Inc. 422 9,719
WisdomTree Investments, Inc. 6,128 19,855
32,767,302
Chemicals 1.1%
Advanced Emissions
Solutions, Inc. 630 4,681
AdvanSix, Inc. * 1,326 16,151
Air Products & Chemicals, Inc. 10,097 2,277,681
Albemarle Corp. (d) 4,816 295,847
American Vanguard Corp. 1,420 17,849
Amyris, Inc. * 2,254 6,086
Ashland Global Holdings, Inc. 2,576 158,913
Axalta Coating Systems Ltd. * 9,315 183,878
Balchem Corp. 1,492 133,146
Cabot Corp. 2,641 89,503
Celanese Corp. 5,446 452,399
CF Industries Holdings, Inc. 9,980 274,450
Chase Corp. 357 33,651
Chemours Co. (The) 7,683 90,122
Corteva, Inc. 34,323 898,919
Dow, Inc. 34,272 1,257,440
DuPont de Nemours, Inc. 34,086 1,602,724
Eastman Chemical Co. 6,293 380,789
Ecolab, Inc. 11,615 2,247,502
Element Solutions, Inc. * 10,239 104,950
Ferro Corp. * 3,845 38,335
Flotek Industries, Inc. * 2,024 1,816
FMC Corp. 5,895 541,750
FutureFuel Corp. 1,319 13,691
GCP Applied Technologies,
Inc. * 2,506 42,903
Hawkins, Inc. 462 17,293
HB Fuller Co. 2,349 86,420
Huntsman Corp. 9,751 163,914
Ingevity Corp. * 1,923 99,842
Innospec, Inc. 1,085 78,684
International Flavors &
Fragrances, Inc. (d) 4,903 642,440
Intrepid Potash, Inc. * 4,738 4,563
Koppers Holdings, Inc. * 859 13,538
Kraton Corp. * 1,457 22,744
Kronos Worldwide, Inc. 1,108 10,515
Linde plc 24,753 4,554,304
Livent Corp. * 6,756 41,887
LSB Industries, Inc. * 836 1,664
LyondellBasell Industries NV,
Class A 12,190 706,411
Marrone Bio Innovations, Inc. * 1,958 1,430
Minerals Technologies, Inc. 1,623 71,477
Mosaic Co. (The) 15,563 179,130
NewMarket Corp. 313 128,781
Olin Corp. 7,059 94,238
Orion Engineered Carbons SA 2,777 25,298
PolyOne Corp. 4,133 96,258
PPG Industries, Inc. 10,838 984,416
PQ Group Holdings, Inc. * 1,851 21,694
Quaker Chemical Corp. 606 92,185

16 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Chemicals
Rayonier Advanced Materials,
Inc. 2,323 4,135
RPM International, Inc. 5,773 383,385
Scotts Miracle-Gro Co. (The) 1,790 222,014
Sensient Technologies Corp. 1,955 93,429
Sherwin-Williams Co. (The) 3,839 2,059,124
Stepan Co. 913 87,100
Trecora Resources * 813 4,797
Tredegar Corp. 1,204 19,842
Trinseo SA 1,833 37,485
Tronox Holdings plc, Class A 4,348 29,653
Valhi, Inc. 1,071 943
Valvoline, Inc. 8,689 149,364
Westlake Chemical Corp. 1,638 71,171
WR Grace & Co. 2,582 121,948
22,588,692
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 3,077 106,126
ACCO Brands Corp. 4,144 30,666
ADT, Inc. 5,270 30,197
Advanced Disposal Services,
Inc. * 3,327 107,296
Brady Corp., Class A 2,252 98,052
BrightView Holdings, Inc. * 1,443 18,499
Brink's Co. (The) 2,252 115,122
Casella Waste Systems, Inc.,
Class A * 2,126 98,604
CECO Environmental Corp. * 1,573 8,526
Charah Solutions, Inc. * 352 567
Cimpress plc *(d) 858 62,454
Cintas Corp. 3,915 868,464
Clean Harbors, Inc. * 2,348 125,454
CompX International, Inc. 63 868
Copart, Inc. * 9,258 741,658
Covanta Holding Corp. 5,482 42,650
Deluxe Corp. 1,994 56,171
Ennis, Inc. 1,183 22,016
Harsco Corp. * 3,842 38,343
Healthcare Services Group,
Inc. (d) 3,459 88,170
Heritage-Crystal Clean, Inc. * 709 13,010
Herman Miller, Inc. 2,605 58,717
HNI Corp. 2,017 49,094
IAA, Inc. * 6,037 233,028
Interface, Inc. 2,667 24,643
KAR Auction Services, Inc. 5,922 88,711
Kimball International, Inc.,
Class B 1,665 20,429
Knoll, Inc. 2,248 26,212
Matthews International Corp.,
Class A 1,388 33,229
McGrath RentCorp 1,133 61,805
Mobile Mini, Inc. 1,956 55,883
MSA Safety, Inc. 1,602 180,273
NL Industries, Inc. 319 1,069
PICO Holdings, Inc. * 677 5,795
Pitney Bowes, Inc. 7,597 26,817
Quad/Graphics, Inc. 1,721 6,402
Republic Services, Inc. 9,848 771,492
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Rollins, Inc. 6,485 259,400
RR Donnelley & Sons Co. 2,680 4,583
SP Plus Corp. * 1,064 22,440
Steelcase, Inc., Class A 4,093 44,818
Stericycle, Inc. * 4,131 201,593
Team, Inc. * 1,384 8,539
Tetra Tech, Inc. 2,516 189,404
UniFirst Corp. 678 114,006
US Ecology, Inc. 1,076 35,271
Viad Corp. 911 21,837
VSE Corp. 468 8,995
Waste Management, Inc. 19,579 1,958,292
7,185,690
Communications Equipment 0.6%
Acacia Communications, Inc. * 1,749 118,390
ADTRAN, Inc. 2,226 22,883
Applied Optoelectronics,
Inc. *(d) 719 7,708
Arista Networks, Inc. * 2,740 600,882
CalAmp Corp. * 1,658 11,142
Calix, Inc. * 2,326 26,749
Cambium Networks Corp. * 217 1,243
Casa Systems, Inc. * 1,192 6,115
Ciena Corp. * 6,971 322,409
Cisco Systems, Inc. 197,025 8,349,919
Clearfield, Inc. * 427 5,564
CommScope Holding Co.,
Inc. * 8,891 97,890
Comtech Telecommunications
Corp. 1,133 20,972
DASAN Zhone Solutions,
Inc. * 306 1,961
Digi International, Inc. * 1,378 15,640
EchoStar Corp., Class A * 2,280 71,934
Extreme Networks, Inc. * 5,504 18,714
F5 Networks, Inc. * 2,802 390,206
Harmonic, Inc. * 3,892 22,574
Infinera Corp. * 8,096 49,912
Inseego Corp. *(d) 1,695 20,255
InterDigital, Inc. 1,381 79,780
Juniper Networks, Inc. 15,345 331,452
KVH Industries, Inc. * 618 5,735
Lumentum Holdings, Inc. * 3,427 277,279
Motorola Solutions, Inc. 7,842 1,127,758
NETGEAR, Inc. * 1,389 33,308
NetScout Systems, Inc. * 3,331 88,205
Plantronics, Inc. 1,623 22,917
Ribbon Communications, Inc. * 3,020 11,008
TESSCO Technologies, Inc. 247 1,522
Ubiquiti, Inc. 393 63,678
ViaSat, Inc. * 2,678 113,547
Viavi Solutions, Inc. * 10,681 129,026
12,468,277
Construction & Engineering 0.1%
AECOM * 6,863 248,852
Aegion Corp. * 1,444 23,176
Ameresco, Inc., Class A * 1,101 19,884
Arcosa, Inc. 2,267 84,491

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Construction & Engineering
Argan, Inc. 697 26,165
Comfort Systems USA, Inc. 1,706 56,810
Concrete Pumping Holdings,
Inc. * 1,029 2,922
Construction Partners, Inc.,
Class A * 919 16,845
Dycom Industries, Inc. * 1,415 46,129
EMCOR Group, Inc. 2,521 160,159
Fluor Corp. 6,542 76,541
Granite Construction, Inc. 2,186 35,938
Great Lakes Dredge & Dock
Corp. * 2,786 24,628
IES Holdings, Inc. * 313 6,182
Jacobs Engineering Group,
Inc. 5,896 487,894
MasTec, Inc. * 2,684 96,356
MYR Group, Inc. * 634 19,020
Northwest Pipe Co. * 368 8,950
NV5 Global, Inc. * 478 22,347
Primoris Services Corp. 1,985 30,986
Quanta Services, Inc. 6,546 238,013
Sterling Construction Co.,
Inc. * 1,264 12,488
Tutor Perini Corp. * 1,823 12,761
Valmont Industries, Inc. 996 116,771
WillScot Corp. * 2,415 28,135
1,902,443
Construction Materials 0.1%
Eagle Materials, Inc. 1,893 115,492
Forterra, Inc. * 711 5,802
Martin Marietta Materials, Inc. 2,856 543,297
Summit Materials, Inc.,
Class A * 5,265 79,554
United States Lime &
Minerals, Inc. 76 6,088
US Concrete, Inc. * 763 14,634
Vulcan Materials Co. 6,028 680,983
1,445,850
Consumer Finance 0.3%
Ally Financial, Inc. 17,160 281,252
American Express Co. 30,483 2,781,574
Capital One Financial Corp. 20,768 1,344,936
Credit Acceptance Corp. *(d) 456 142,076
Curo Group Holdings Corp. 588 5,480
Discover Financial Services 14,347 616,491
Elevate Credit, Inc. * 834 1,560
Encore Capital Group, Inc. *(d) 1,390 36,112
Enova International, Inc. * 1,485 23,819
EZCORP, Inc., Class A * 2,401 13,446
FirstCash, Inc. 1,875 134,700
Green Dot Corp., Class A * 2,137 65,179
LendingClub Corp. * 2,995 22,972
LendingTree, Inc. * 366 91,269
Medallion Financial Corp. * 774 2,229
Navient Corp. 8,712 66,385
Nelnet, Inc., Class A 808 38,905
OneMain Holdings, Inc. 3,042 73,647
Oportun Financial Corp. * 277 2,072
Common Stocks
Shares Value ($)
Consumer Finance
PRA Group, Inc. * 2,085 57,838
Regional Management Corp. * 459 7,316
Santander Consumer USA
Holdings, Inc. 4,871 75,939
SLM Corp. 19,724 164,498
Synchrony Financial 28,319 560,433
World Acceptance Corp. * 261 17,709
6,627,837
Containers & Packaging 0.2%
AptarGroup, Inc. 2,962 317,171
Ardagh Group SA 923 11,482
Avery Dennison Corp. 3,799 419,372
Ball Corp. 14,877 975,783
Berry Global Group, Inc. * 6,104 242,878
Crown Holdings, Inc. * 5,991 385,880
Graphic Packaging Holding
Co. 13,224 176,540
Greif, Inc., Class A 1,488 52,374
International Paper Co. 18,089 619,548
Myers Industries, Inc. 1,720 21,259
O-I Glass, Inc. 7,250 59,740
Packaging Corp. of America 4,292 414,822
Sealed Air Corp. 7,242 207,049
Silgan Holdings, Inc. 3,592 123,924
Sonoco Products Co. 4,554 222,417
UFP Technologies, Inc. * 346 14,878
Westrock Co. 11,534 371,280
4,636,397
Distributors 0.1%
Core-Mark Holding Co., Inc. 2,084 59,894
Funko, Inc., Class A * 990 4,237
Genuine Parts Co. 6,454 511,673
Greenlane Holdings, Inc.,
Class A * 380 1,216
LKQ Corp. * 14,159 370,258
Pool Corp. 1,788 378,448
Weyco Group, Inc. 229 4,358
1,330,084
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc. * 2,477 78,694
American Public Education,
Inc. * 716 18,451
Bright Horizons Family
Solutions, Inc. * 2,648 308,360
Carriage Services, Inc. 819 12,301
Chegg, Inc. * 5,406 231,107
Collectors Universe, Inc. 336 7,382
frontdoor, Inc. * 3,883 150,311
Graham Holdings Co., Class B 197 76,832
Grand Canyon Education,
Inc. * 2,201 189,330
H&R Block, Inc. 9,031 150,366
Houghton Mifflin Harcourt
Co. * 4,669 7,470
K12, Inc. * 1,785 40,537

18 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Diversified Consumer Services
Laureate Education, Inc.,
Class A * 5,111 48,401
OneSpaWorld Holdings Ltd. 2,119 13,795
Perdoceo Education Corp. * 3,142 40,846
Regis Corp. * 1,218 15,128
Select Interior Concepts, Inc.,
Class A * 1,140 3,648
Service Corp. International 8,091 297,263
ServiceMaster Global
Holdings, Inc. * 6,193 210,872
Strategic Education, Inc. 963 153,406
WW International, Inc. * 1,936 49,387
2,103,887
Diversified Financial Services 0.8%
Alerus Financial Corp. 113 1,921
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,411 16,114
Berkshire Hathaway, Inc.,
Class B * 89,802 16,825,303
Cannae Holdings, Inc. * 3,414 107,712
Equitable Holdings, Inc. 19,220 352,110
FGL Holdings 6,732 69,878
GWG Holdings, Inc. * 109 935
Jefferies Financial Group, Inc. 11,739 161,059
Marlin Business Services
Corp. 328 3,490
On Deck Capital, Inc. * 3,065 3,709
Voya Financial, Inc. 6,115 276,214
17,818,445
Diversified Telecommunication Services 1.1%
Anterix, Inc. * 493 25,882
AT&T, Inc. 335,313 10,216,987
ATN International, Inc. 505 31,371
Bandwidth, Inc., Class A * 745 60,762
CenturyLink, Inc. 49,956 530,533
Cincinnati Bell, Inc. * 1,876 27,483
Cogent Communications
Holdings, Inc. 1,944 162,966
Consolidated Communications
Holdings, Inc. * 3,284 20,591
GCI Liberty, Inc., Class A * 4,500 273,735
IDT Corp., Class B * 632 3,413
Intelsat SA *(d) 3,125 3,906
Iridium Communications, Inc. * 4,446 100,057
Ooma, Inc. * 1,155 13,467
ORBCOMM, Inc. * 3,445 9,095
Verizon Communications, Inc. 190,298 10,932,620
Vonage Holdings Corp. * 10,595 88,574
22,501,442
Electric Utilities 1.2%
ALLETE, Inc. 2,411 138,777
Alliant Energy Corp. 11,039 535,943
American Electric Power Co.,
Inc. 22,778 1,893,080
Avangrid, Inc. 2,578 110,854
Duke Energy Corp. 33,528 2,838,481
Common Stocks
Shares Value ($)
Electric Utilities
Edison International 16,117 946,229
El Paso Electric Co. 1,783 121,244
Entergy Corp. 9,162 875,063
Evergy, Inc. 10,546 616,203
Eversource Energy 14,900 1,202,430
Exelon Corp. 44,620 1,654,510
FirstEnergy Corp. 24,896 1,027,458
Genie Energy Ltd., Class B 528 4,161
Hawaiian Electric Industries,
Inc. 4,954 195,534
IDACORP, Inc. 2,297 210,819
MGE Energy, Inc. 1,584 102,421
NextEra Energy, Inc. 22,443 5,187,026
NRG Energy, Inc. 11,572 388,009
OGE Energy Corp. 9,172 289,101
Otter Tail Corp. 1,823 80,905
PG&E Corp. * 24,481 260,478
Pinnacle West Capital Corp. 5,202 400,502
PNM Resources, Inc. 3,614 146,331
Portland General Electric Co. 4,119 192,728
PPL Corp. 35,444 900,986
Southern Co. (The) 47,978 2,721,792
Spark Energy, Inc., Class A 452 3,263
Xcel Energy, Inc. 24,186 1,537,262
24,581,590
Electrical Equipment 0.3%
Acuity Brands, Inc. 1,817 157,334
Allied Motion Technologies,
Inc. 366 10,548
American Superconductor
Corp. * 806 4,635
AMETEK, Inc. 10,451 876,525
Atkore International Group,
Inc. * 2,131 51,869
AZZ, Inc. 1,195 37,511
Bloom Energy Corp.,
Class A *(d) 2,535 19,443
Eaton Corp. plc 18,970 1,583,995
Emerson Electric Co. 27,942 1,593,532
Encore Wire Corp. 916 41,934
Energous Corp. *(d) 1,101 2,455
EnerSys 1,922 112,226
Generac Holdings, Inc. * 2,768 269,714
GrafTech International Ltd. 2,767 22,468
Hubbell, Inc. 2,468 307,093
nVent Electric plc 6,837 127,510
Plug Power, Inc. *(d) 13,406 56,104
Powell Industries, Inc. 437 11,087
Preformed Line Products Co. 117 5,813
Regal Beloit Corp. 1,863 132,292
Rockwell Automation, Inc. 5,284 1,001,212
Sensata Technologies Holding
plc * 7,209 262,263
Sunrun, Inc. * 4,984 69,926
Thermon Group Holdings,
Inc. * 1,550 23,684
TPI Composites, Inc. * 1,328 23,280
Vicor Corp. * 825 43,865

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Electrical Equipment
Vivint Solar, Inc. * 2,556 16,205
6,864,523
Electronic Equipment, Instruments & Components 0.4%
Airgain, Inc. * 339 2,743
Akoustis Technologies,
Inc. *(d) 1,156 10,473
Amphenol Corp., Class A 13,414 1,183,920
Anixter International, Inc. * 1,397 129,725
Arlo Technologies, Inc. * 3,231 8,853
Arrow Electronics, Inc. * 3,751 236,013
Avnet, Inc. 4,443 133,379
Badger Meter, Inc. 1,279 75,499
Bel Fuse, Inc., Class B 374 2,790
Belden, Inc. 1,812 61,952
Benchmark Electronics, Inc. 1,718 35,494
CDW Corp. 6,537 724,300
Coda Octopus Group, Inc. * 224 1,366
Cognex Corp. 7,573 418,333
Coherent, Inc. * 1,099 140,529
Corning, Inc. 34,778 765,464
CTS Corp. 1,482 34,323
Daktronics, Inc. 1,377 6,224
Dolby Laboratories, Inc.,
Class A 2,837 170,305
ePlus, Inc. * 607 42,945
Fabrinet * 1,680 105,420
FARO Technologies, Inc. * 815 44,735
Fitbit, Inc., Class A * 10,830 72,453
FLIR Systems, Inc. 6,203 269,210
II-VI, Inc. * 4,174 143,669
Insight Enterprises, Inc. * 1,630 88,493
IPG Photonics Corp. * 1,640 212,101
Iteris, Inc. * 1,537 6,133
Itron, Inc. * 1,541 107,593
Jabil, Inc. 6,869 195,354
KEMET Corp. 2,544 68,713
Keysight Technologies, Inc. * 8,579 830,190
Kimball Electronics, Inc. * 1,172 15,845
Knowles Corp. * 3,836 59,650
Littelfuse, Inc. 1,053 152,938
Methode Electronics, Inc. 1,680 50,434
MTS Systems Corp. 877 18,654
Napco Security Technologies,
Inc. * 562 11,263
National Instruments Corp. 6,037 231,942
nLight, Inc. * 1,557 24,538
Novanta, Inc. * 1,514 131,551
OSI Systems, Inc. * 782 56,601
PAR Technology Corp. *(d) 574 10,854
PC Connection, Inc. 535 24,583
Plexus Corp. * 1,333 83,566
Rogers Corp. * 857 95,161
Sanmina Corp. * 3,166 87,793
ScanSource, Inc. * 1,149 29,782
SYNNEX Corp. 1,908 167,065
Tech Data Corp. * 1,605 225,727
Trimble, Inc. * 11,539 399,596
TTM Technologies, Inc. * 4,429 51,332
Vishay Intertechnology, Inc. 6,126 101,630
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Precision Group, Inc. * 499 11,537
Wrap Technologies, Inc. *(d) 303 1,470
Zebra Technologies Corp.,
Class A * 2,443 561,059
8,933,265
Energy Equipment & Services 0.1%
Apergy Corp. *(d) 3,616 33,303
Archrock, Inc. 6,162 29,639
Baker Hughes Co. 29,694 414,231
Cactus, Inc., Class A 2,139 38,031
Covia Holdings Corp. * 1,572 1,022
DMC Global, Inc. 662 17,086
Dril-Quip, Inc. * 1,627 53,903
Era Group, Inc. * 739 3,784
Exterran Corp. * 1,378 9,370
Forum Energy Technologies,
Inc. * 4,228 1,818
Frank's International NV * 5,015 12,186
FTS International, Inc. * 1,229 504
Geospace Technologies
Corp. * 503 3,124
Halliburton Co. 39,861 418,540
Helix Energy Solutions Group,
Inc. * 6,364 16,165
Helmerich & Payne, Inc. 4,830 95,489
Independence Contract
Drilling, Inc. *(d) 86 670
KLX Energy Services
Holdings, Inc. * 1,005 1,306
Liberty Oilfield Services, Inc.,
Class A 2,444 11,536
Mammoth Energy Services,
Inc. 501 421
Matrix Service Co. * 1,258 13,134
Nabors Industries Ltd. 318 4,684
National Energy Services
Reunited Corp. * 893 4,563
National Oilwell Varco, Inc. 17,759 224,474
Natural Gas Services Group,
Inc. * 485 3,080
NCS Multistage Holdings,
Inc. * 429 287
Newpark Resources, Inc. * 4,097 6,268
NexTier Oilfield Solutions,
Inc. * 7,316 16,973
Nine Energy Service, Inc. * 837 1,214
Noble Corp. plc * 11,517 2,971
Oceaneering International,
Inc. * 4,590 23,593
Oil States International, Inc. * 2,699 9,285
Pacific Drilling SA * 1,427 914
Patterson-UTI Energy, Inc. 7,980 29,446
ProPetro Holding Corp. * 3,724 15,790
RigNet, Inc. * 548 740
RPC, Inc. (d) 2,756 9,398
Schlumberger Ltd. 64,056 1,077,422
SEACOR Holdings, Inc. * 834 23,569
SEACOR Marine Holdings,
Inc. * 1,013 3,171

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Energy Equipment & Services
Seadrill Ltd. *(d) 3,149 1,806
Select Energy Services, Inc.,
Class A * 2,711 13,013
Smart Sand, Inc. * 800 664
Solaris Oilfield Infrastructure,
Inc., Class A 1,368 9,357
TETRA Technologies, Inc. * 4,579 2,227
Tidewater, Inc. * 1,858 10,702
Transocean Ltd. *(d) 25,926 33,185
US Silica Holdings, Inc. (d) 3,387 6,503
US Well Services, Inc. * 714 330
2,710,891
Entertainment 1.1%
Activision Blizzard, Inc. 34,821 2,219,142
AMC Entertainment Holdings,
Inc., Class A (d) 2,413 11,872
Cinemark Holdings, Inc. 4,814 68,744
Electronic Arts, Inc. * 13,128 1,500,005
Eros International plc * 3,344 8,527
Gaia, Inc. * 404 3,672
Glu Mobile, Inc. * 5,277 41,161
IMAX Corp. * 2,340 26,910
Liberty Media Corp.-Liberty
Braves, Class C * 1,633 32,807
Liberty Media Corp.-Liberty
Formula One, Class A * 947 28,647
Liberty Media Corp-Liberty
Braves, Class A * 375 7,740
Liberty Media Corp-Liberty
Formula One, Class C * 9,214 296,599
Lions Gate Entertainment
Corp., Class A * 7,656 52,242
Live Nation Entertainment,
Inc. * 5,980 268,323
LiveXLive Media, Inc. * 1,271 3,241
Madison Square Garden
Entertainment Corp. * 1,418 117,269
Madison Square Garden
Sports C, Class A * 862 147,678
Marcus Corp. (The) 1,013 14,729
Netflix, Inc. * 19,281 8,095,128
Reading International, Inc.,
Class A * 621 2,649
Roku, Inc. * 3,863 468,311
Spotify Technology SA * 5,997 908,965
Take-Two Interactive
Software, Inc. * 5,171 625,949
Walt Disney Co. (The) 80,142 8,667,357
World Wrestling
Entertainment, Inc., Class A 1,985 88,273
Zynga, Inc., Class A * 39,518 297,966
24,003,906
Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust 3,784 46,884
Agree Realty Corp. 1,885 122,732
Alexander & Baldwin, Inc. 3,076 40,419
Alexander's, Inc. 96 30,265
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate
Equities, Inc. 5,583 877,033
American Assets Trust, Inc. 2,247 63,635
American Campus
Communities, Inc. 6,243 220,315
American Finance Trust, Inc. 4,938 38,072
American Homes 4 Rent,
Class A 11,781 284,393
American Tower Corp. 20,260 4,821,880
Americold Realty Trust 8,807 269,406
Apartment Investment &
Management Co., Class A 6,799 256,118
Apple Hospitality REIT, Inc. 9,490 91,863
Armada Hoffler Properties,
Inc. 2,569 24,688
Ashford Hospitality Trust, Inc. 4,826 3,968
AvalonBay Communities, Inc. 6,389 1,041,088
Bluerock Residential Growth
REIT, Inc. 1,086 6,320
Boston Properties, Inc. 7,129 692,796
Braemar Hotels & Resorts,
Inc. 1,545 4,836
Brandywine Realty Trust 8,173 91,211
Brixmor Property Group, Inc. 13,565 155,319
Brookfield Property REIT, Inc.,
Class A 3,101 30,374
BRT Apartments Corp. 371 3,673
Camden Property Trust 4,230 372,536
CareTrust REIT, Inc. 4,420 72,842
CatchMark Timber Trust, Inc.,
Class A 2,264 17,795
CBL & Associates Properties,
Inc. * 6,546 1,892
Cedar Realty Trust, Inc. 3,233 3,395
Chatham Lodging Trust 2,206 16,567
CIM Commercial Trust Corp. 756 7,704
City Office REIT, Inc. 2,318 23,412
Clipper Realty, Inc. 547 2,899
Colony Capital, Inc. 22,052 50,940
Columbia Property Trust, Inc. 5,189 74,151
Community Healthcare Trust,
Inc. 928 34,522
CoreCivic, Inc. 5,509 72,278
CorEnergy Infrastructure
Trust, Inc. 632 7,672
CorePoint Lodging, Inc. 1,852 8,056
CoreSite Realty Corp. 1,717 208,083
Corporate Office Properties
Trust 4,944 130,620
Cousins Properties, Inc. 6,637 200,238
Crown Castle International
Corp. 19,075 3,041,127
CubeSmart 8,913 224,608
CyrusOne, Inc. 5,173 362,886
DiamondRock Hospitality Co. 8,959 55,815
Digital Realty Trust, Inc. 12,018 1,796,571
Diversified Healthcare Trust 10,880 33,837
Douglas Emmett, Inc. 7,623 232,425
Duke Realty Corp. 16,908 586,708

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Easterly Government
Properties, Inc. 3,259 87,700
EastGroup Properties, Inc. 1,737 184,122
Empire State Realty Trust,
Inc., Class A 7,079 59,180
EPR Properties 3,650 107,383
Equinix, Inc. 3,892 2,627,878
Equity Commonwealth 5,496 186,589
Equity LifeStyle Properties,
Inc. 7,940 478,861
Equity Residential 16,719 1,087,738
Essential Properties Realty
Trust, Inc. 4,309 63,299
Essex Property Trust, Inc. 2,972 725,465
Extra Space Storage, Inc. 5,799 511,704
Farmland Partners, Inc. 1,065 6,986
Federal Realty Investment
Trust 3,436 286,116
First Industrial Realty Trust,
Inc. 5,829 220,161
Four Corners Property Trust,
Inc. 3,231 72,342
Franklin Street Properties
Corp. 4,968 27,026
Front Yard Residential Corp. 2,292 26,152
Gaming and Leisure
Properties, Inc. 9,278 262,011
GEO Group, Inc. (The) 5,556 70,450
Getty Realty Corp. 1,635 44,407
Gladstone Commercial Corp. 1,453 22,957
Gladstone Land Corp. 685 9,193
Global Medical REIT, Inc. 1,652 17,214
Global Net Lease, Inc. 4,179 60,136
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 2,938 82,235
Healthcare Realty Trust, Inc. 6,155 180,895
Healthcare Trust of America,
Inc., Class A 9,810 241,620
Healthpeak Properties, Inc. 23,077 603,233
Hersha Hospitality Trust 1,612 8,431
Highwoods Properties, Inc. 4,604 178,681
Host Hotels & Resorts, Inc. 32,615 401,491
Hudson Pacific Properties,
Inc. 7,101 174,543
Independence Realty Trust,
Inc. 4,208 42,375
Industrial Logistics Properties
Trust 2,937 54,893
Innovative Industrial
Properties, Inc. 761 59,708
Investors Real Estate Trust 511 32,004
Invitation Homes, Inc. 24,432 577,817
Iron Mountain, Inc. 13,054 315,646
iStar, Inc. 2,758 27,635
JBG SMITH Properties 5,587 189,679
Jernigan Capital, Inc. 869 11,471
Kilroy Realty Corp. 4,771 297,042
Kimco Realty Corp. 18,771 204,792
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Kite Realty Group Trust 3,791 38,782
Lamar Advertising Co.,
Class A 3,924 226,219
Lexington Realty Trust 11,200 117,040
Life Storage, Inc. 2,115 185,253
LTC Properties, Inc. 1,738 61,873
Macerich Co. (The) 6,393 47,756
Mack-Cali Realty Corp. 4,076 65,990
Medical Properties Trust, Inc. 23,599 404,487
Mid-America Apartment
Communities, Inc. 5,167 578,291
Monmouth Real Estate
Investment Corp. 4,444 60,394
National Health Investors, Inc. 1,976 108,799
National Retail Properties, Inc. 7,793 254,364
National Storage Affiliates
Trust 2,740 78,035
New Senior Investment
Group, Inc. 3,865 12,793
NexPoint Residential Trust,
Inc. 954 28,687
Office Properties Income Trust 2,244 61,486
Omega Healthcare Investors,
Inc. 10,283 299,749
One Liberty Properties, Inc. 778 12,230
Outfront Media, Inc. 6,572 103,115
Paramount Group, Inc. 9,146 88,259
Park Hotels & Resorts, Inc. 10,910 103,754
Pebblebrook Hotel Trust 5,874 69,548
Pennsylvania REIT 3,201 3,233
Physicians Realty Trust 8,526 131,471
Piedmont Office Realty Trust,
Inc., Class A 5,865 101,758
PotlatchDeltic Corp. 3,056 107,296
Preferred Apartment
Communities, Inc., Class A 2,102 15,576
Prologis, Inc. 33,551 2,993,756
PS Business Parks, Inc. 917 118,376
Public Storage 6,814 1,263,656
QTS Realty Trust, Inc.,
Class A 2,641 165,142
Rayonier, Inc. 6,017 144,588
Realty Income Corp. 15,068 827,535
Regency Centers Corp. 7,600 333,716
Retail Opportunity
Investments Corp. 5,287 51,310
Retail Properties of America,
Inc., Class A 9,477 58,757
Retail Value, Inc. 748 10,824
Rexford Industrial Realty, Inc. 5,159 210,074
RLJ Lodging Trust 7,891 73,307
RPT Realty 3,511 23,945
Ryman Hospitality Properties,
Inc. 2,292 80,999
Sabra Health Care REIT, Inc. 9,204 117,995
Safehold, Inc. 559 32,288
Saul Centers, Inc. 567 18,496
SBA Communications Corp. 5,124 1,485,550
Seritage Growth Properties,
Class A * 1,567 16,579

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Service Properties Trust 7,325 50,762
Simon Property Group, Inc. 14,163 945,663
SITE Centers Corp. 6,887 41,735
SL Green Realty Corp. 3,550 188,327
Spirit Realty Capital, Inc. 4,491 138,143
STAG Industrial, Inc. 6,924 181,755
STORE Capital Corp. 9,959 199,877
Summit Hotel Properties, Inc. 4,922 29,827
Sun Communities, Inc. 4,175 561,120
Sunstone Hotel Investors, Inc. 10,424 95,797
Tanger Factory Outlet
Centers, Inc. 4,178 31,419
Taubman Centers, Inc. 2,725 117,447
Terreno Realty Corp. 3,027 165,940
UDR, Inc. 13,205 494,791
UMH Properties, Inc. 1,814 23,564
Uniti Group, Inc. 8,726 61,606
Universal Health Realty
Income Trust 595 63,641
Urban Edge Properties 5,412 62,238
Urstadt Biddle Properties, Inc.,
Class A 1,124 16,422
Ventas, Inc. 17,164 555,255
VEREIT, Inc. 49,198 269,605
VICI Properties, Inc. 21,188 369,095
Vornado Realty Trust 7,942 348,018
Washington Prime Group, Inc. 8,177 7,031
Washington REIT 3,803 88,686
Weingarten Realty Investors 5,478 99,645
Welltower, Inc. 18,825 964,405
Weyerhaeuser Co. 33,990 743,361
Whitestone REIT 1,789 12,129
WP Carey, Inc. 7,990 525,582
Xenia Hotels & Resorts, Inc. 5,288 51,294
46,683,439
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 1,414 23,996
BJ's Wholesale Club Holdings,
Inc. * 5,054 132,971
Casey's General Stores, Inc. 1,695 256,640
Chefs' Warehouse, Inc. (The) * 1,119 15,755
Costco Wholesale Corp. 20,172 6,112,116
Grocery Outlet Holding Corp. * 2,548 84,772
HF Foods Group, Inc. *(d) 957 7,780
Ingles Markets, Inc., Class A 659 26,907
Kroger Co. (The) 36,334 1,148,518
Natural Grocers by Vitamin
Cottage, Inc. 342 3,854
Performance Food Group
Co. * 5,242 153,853
PriceSmart, Inc. 993 63,095
Rite Aid Corp. * 2,472 35,424
SpartanNash Co. 1,646 28,229
Sprouts Farmers Market, Inc. * 5,393 112,067
Sysco Corp. 21,730 1,222,747
United Natural Foods, Inc. *(d) 2,502 26,621
US Foods Holding Corp. * 9,933 213,559
Village Super Market, Inc.,
Class A 311 7,473
Common Stocks
Shares Value ($)
Food & Staples Retailing
Walgreens Boots Alliance, Inc. 34,575 1,496,752
Walmart, Inc. 63,714 7,744,437
Weis Markets, Inc. 463 23,164
18,940,730
Food Products 0.7%
Alico, Inc. 198 5,803
Archer-Daniels-Midland Co. 25,571 949,707
B&G Foods, Inc. (d) 2,936 57,017
Beyond Meat, Inc. *(d) 2,158 213,620
Bridgford Foods Corp. * 66 1,203
Bunge Ltd. 6,252 248,017
Calavo Growers, Inc. 753 43,674
Cal-Maine Foods, Inc. * 1,472 61,103
Campbell Soup Co. 7,719 385,796
Conagra Brands, Inc. 22,197 742,268
Darling Ingredients, Inc. * 7,671 157,946
Farmer Bros Co. * 553 5,110
Flowers Foods, Inc. 8,993 200,364
Fresh Del Monte Produce, Inc. 1,365 38,916
Freshpet, Inc. * 1,591 119,977
General Mills, Inc. 27,811 1,665,601
Hain Celestial Group, Inc.
(The) * 3,864 99,846
Hershey Co. (The) 6,651 880,792
Hormel Foods Corp. 12,765 598,040
Hostess Brands, Inc. * 5,392 64,812
Ingredion, Inc. 3,073 249,528
J&J Snack Foods Corp. 708 89,937
JM Smucker Co. (The) 5,048 580,066
John B Sanfilippo & Son, Inc. 405 33,263
Kellogg Co. 11,232 735,696
Kraft Heinz Co. (The) 28,484 863,920
Lamb Weston Holdings, Inc. 6,710 411,726
Lancaster Colony Corp. 864 116,320
Landec Corp. * 978 10,905
Limoneira Co. 790 10,546
McCormick & Co., Inc.
(Non-Voting) 5,643 885,048
Mondelez International, Inc.,
Class A 65,273 3,357,643
Pilgrim's Pride Corp. * 2,425 53,350
Post Holdings, Inc. * 2,972 272,978
Sanderson Farms, Inc. 917 124,840
Seaboard Corp. 12 36,133
Seneca Foods Corp., Class A * 248 8,923
Simply Good Foods Co.
(The) * 3,712 69,971
Tootsie Roll Industries, Inc. (d) 764 26,839
TreeHouse Foods, Inc. * 2,576 133,256
Tyson Foods, Inc., Class A 13,230 822,774
15,433,274
Gas Utilities 0.1%
Atmos Energy Corp. 5,566 567,565
Chesapeake Utilities Corp. 723 63,537
National Fuel Gas Co. 3,765 154,365
New Jersey Resources Corp. 4,381 147,990
Northwest Natural Holding Co. 1,365 88,861
ONE Gas, Inc. 2,366 188,594

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Gas Utilities
RGC Resources, Inc. 289 7,187
South Jersey Industries, Inc. 4,267 121,994
Southwest Gas Holdings, Inc. 2,470 187,226
Spire, Inc. 2,260 164,890
UGI Corp. 9,520 287,314
1,979,523
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 79,624 7,332,574
ABIOMED, Inc. * 2,028 387,855
Accuray, Inc. * 4,421 9,881
Align Technology, Inc. * 3,578 768,733
Alphatec Holdings, Inc. * 1,481 6,709
AngioDynamics, Inc. * 1,720 17,940
Antares Pharma, Inc. * 6,442 20,872
Apyx Medical Corp. * 1,273 4,328
AtriCure, Inc. * 1,817 78,349
Atrion Corp. 68 42,964
Avanos Medical, Inc. * 2,212 68,683
Axogen, Inc. * 1,540 15,015
Axonics Modulation
Technologies, Inc. *(d) 838 26,992
Baxter International, Inc. 22,192 1,970,206
Becton Dickinson and Co. 12,275 3,099,806
BioLife Solutions, Inc. * 274 2,995
BioSig Technologies, Inc. *(d) 604 4,687
Boston Scientific Corp. * 63,867 2,393,735
Cantel Medical Corp. 1,599 59,163
Cardiovascular Systems, Inc. * 1,621 68,082
Cerus Corp. * 7,137 43,893
Conformis, Inc. * 3,419 2,628
CONMED Corp. 1,284 94,900
Cooper Cos., Inc. (The) 2,252 645,648
CryoLife, Inc. * 1,664 37,157
CryoPort, Inc. *(d) 1,437 27,073
Cutera, Inc. * 650 8,742
CytoSorbents Corp. *(d) 1,160 9,930
Danaher Corp. 28,341 4,632,620
Dentsply Sirona, Inc. 10,341 438,872
DexCom, Inc. * 4,214 1,412,533
Edwards Lifesciences Corp. * 9,519 2,070,382
ElectroCore, Inc. * 487 468
Envista Holdings Corp. * 6,628 129,047
GenMark Diagnostics, Inc. * 2,693 33,689
Glaukos Corp. * 1,796 65,895
Globus Medical, Inc., Class A * 3,444 163,452
Haemonetics Corp. * 2,296 261,239
Heska Corp. * 331 23,435
Hill-Rom Holdings, Inc. 3,023 340,057
Hologic, Inc. * 12,035 602,953
ICU Medical, Inc. * 886 194,309
IDEXX Laboratories, Inc. * 3,911 1,085,694
Inogen, Inc. * 848 42,400
Insulet Corp. * 2,751 549,430
Integer Holdings Corp. * 1,506 112,137
Integra LifeSciences Holdings
Corp. * 3,202 163,462
IntriCon Corp. * 312 4,118
Intuitive Surgical, Inc. * 5,247 2,680,587
Invacare Corp. 1,889 14,205
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
iRadimed Corp. * 175 3,808
iRhythm Technologies, Inc. * 1,218 128,670
Lantheus Holdings, Inc. * 1,837 23,973
LeMaitre Vascular, Inc. 772 21,994
LivaNova plc * 2,278 121,007
Masimo Corp. * 2,168 463,757
Medtronic plc 61,710 6,024,747
Meridian Bioscience, Inc. * 1,974 23,688
Merit Medical Systems, Inc. * 2,495 101,846
Mesa Laboratories, Inc. (d) 184 43,792
Misonix, Inc. * 345 4,344
Natus Medical, Inc. * 1,499 37,460
Neogen Corp. * 2,401 150,279
Neuronetics, Inc. * 501 1,252
Nevro Corp. * 1,366 160,696
Novocure Ltd. * 3,986 262,279
NuVasive, Inc. * 2,336 142,216
OraSure Technologies, Inc. * 2,900 46,226
Orthofix Medical, Inc. * 809 28,679
OrthoPediatrics Corp. * 478 23,350
Penumbra, Inc. * 1,449 256,937
Pulse Biosciences, Inc. * 427 4,795
Quidel Corp. * 1,634 227,126
ResMed, Inc. 6,541 1,015,948
Rockwell Medical, Inc. *(d) 2,462 5,736
RTI Surgical Holdings, Inc. * 3,009 8,139
SeaSpine Holdings Corp. * 841 8,662
Senseonics Holdings, Inc. *(d) 4,619 2,633
Shockwave Medical, Inc. * 1,169 46,900
SI-BONE, Inc. * 921 14,893
Sientra, Inc. * 1,486 3,418
Silk Road Medical, Inc. *(d) 698 29,232
Soliton, Inc. *(d) 212 1,914
STAAR Surgical Co. * 2,058 78,863
STERIS plc 3,860 550,050
Stryker Corp. 15,802 2,945,967
Surmodics, Inc. * 621 23,660
Tactile Systems Technology,
Inc. * 825 42,587
Tandem Diabetes Care, Inc. * 2,587 206,391
Teleflex, Inc. 2,125 712,725
TransEnterix, Inc. * 1,128 468
TransMedics Group, Inc. * 781 14,128
Utah Medical Products, Inc. 178 14,774
Vapotherm, Inc. * 817 16,569
Varex Imaging Corp. * 1,712 44,735
Varian Medical Systems, Inc. * 4,171 477,079
ViewRay, Inc. * 4,598 9,564
West Pharmaceutical
Services, Inc. 3,383 640,267
Wright Medical Group NV * 5,730 166,858
Zimmer Biomet Holdings, Inc. 9,400 1,125,180
Zynex, Inc. * 604 10,667
48,791,452
Health Care Providers & Services 1.7%
1Life Healthcare, Inc. *(d) 920 22,696
Acadia Healthcare Co., Inc. * 4,048 97,193
Addus HomeCare Corp. * 564 45,695
Amedisys, Inc. * 1,420 261,507

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Providers & Services
American Renal Associates
Holdings, Inc. * 705 5,273
AmerisourceBergen Corp. 6,813 610,854
AMN Healthcare Services,
Inc. * 2,110 99,128
Anthem, Inc. 11,633 3,265,732
Apollo Medical Holdings, Inc. * 321 4,988
Avalon GloboCare Corp. *(d) 817 1,503
BioTelemetry, Inc. * 1,553 72,541
Brookdale Senior Living, Inc. * 8,643 31,201
Cardinal Health, Inc. 13,378 661,943
Catasys, Inc. *(d) 265 8,067
Centene Corp. * 26,455 1,761,374
Chemed Corp. 718 299,097
Cigna Corp. 16,811 3,291,258
Community Health Systems,
Inc. * 4,633 14,038
CorVel Corp. * 420 22,130
Covetrus, Inc. * 4,577 54,421
Cross Country Healthcare,
Inc. * 1,780 11,196
CVS Health Corp. 59,333 3,651,946
DaVita, Inc. * 3,982 314,618
Encompass Health Corp. 4,456 295,210
Ensign Group, Inc. (The) 2,374 88,811
Enzo Biochem, Inc. * 1,694 5,116
Exagen, Inc. * 123 1,919
Five Star Senior Living, Inc. * 128 420
Genesis Healthcare, Inc. * 3,172 2,760
Guardant Health, Inc. * 1,693 130,293
Hanger, Inc. * 1,693 31,083
HCA Healthcare, Inc. 12,384 1,360,754
HealthEquity, Inc. * 3,196 179,839
Henry Schein, Inc. * 6,737 367,571
Humana, Inc. 6,050 2,310,011
Joint Corp. (The) * 705 8,531
Laboratory Corp. of America
Holdings * 4,442 730,487
LHC Group, Inc. * 1,366 177,566
Magellan Health, Inc. * 963 58,483
McKesson Corp. 7,356 1,039,035
MEDNAX, Inc. * 3,839 55,742
Molina Healthcare, Inc. * 2,757 452,065
National HealthCare Corp. 551 37,672
National Research Corp. 557 28,736
Option Care Health, Inc. * 1,292 18,476
Owens & Minor, Inc. 2,904 20,560
Patterson Cos., Inc. 3,872 70,780
Pennant Group, Inc. (The) * 1,183 23,412
PetIQ, Inc. * 859 24,567
Premier, Inc., Class A * 2,764 91,654
Progyny, Inc. *(d) 547 12,816
Providence Service Corp.
(The) * 538 31,209
Quest Diagnostics, Inc. 6,075 668,918
R1 RCM, Inc. * 4,709 48,597
RadNet, Inc. * 1,952 27,562
Select Medical Holdings
Corp. * 5,123 87,450
Surgery Partners, Inc. * 932 10,998
Common Stocks
Shares Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. * 4,718 95,209
Tivity Health, Inc. *(d) 2,092 18,765
Triple-S Management Corp.,
Class B * 1,060 17,946
UnitedHealth Group, Inc. 43,298 12,663,366
Universal Health Services,
Inc., Class B 3,585 378,899
US Physical Therapy, Inc. 578 43,639
36,325,326
Health Care Technology 0.2%
Allscripts Healthcare
Solutions, Inc. * 7,518 48,867
Castlight Health, Inc.,
Class B * 5,101 3,739
Cerner Corp. 14,377 997,620
Change Healthcare, Inc. * 10,234 119,124
Computer Programs &
Systems, Inc. 617 14,826
Evolent Health, Inc., Class A * 3,218 23,202
Health Catalyst, Inc. * 890 23,736
HealthStream, Inc. * 1,211 27,641
HMS Holdings Corp. * 4,066 116,593
Inovalon Holdings, Inc.,
Class A * 3,264 57,120
Inspire Medical Systems, Inc. * 648 46,436
Livongo Health, Inc. * 2,355 94,224
NextGen Healthcare, Inc. * 2,490 26,269
Omnicell, Inc. * 1,859 135,521
OptimizeRx Corp. * 521 4,850
Phreesia, Inc. * 1,253 31,814
Schrodinger, Inc. *(d) 642 29,789
Simulations Plus, Inc. 583 22,183
Tabula Rasa HealthCare, Inc. * 910 57,639
Teladoc Health, Inc. * 3,323 546,933
Veeva Systems, Inc., Class A * 6,064 1,157,011
Vocera Communications, Inc. * 1,508 28,592
3,613,729
Hotels, Restaurants & Leisure 1.1%
Aramark 11,371 310,542
BBX Capital Corp. 2,429 5,149
Biglari Holdings, Inc.,
Class B * 38 2,660
BJ's Restaurants, Inc. 1,007 22,013
Bloomin' Brands, Inc. 3,733 44,983
Bluegreen Vacations Corp. 273 1,488
Boyd Gaming Corp. 3,731 62,270
Brinker International, Inc. 1,720 40,042
Caesars Entertainment Corp. * 26,265 253,720
Carnival Corp. (d) 20,218 321,466
Carrols Restaurant Group,
Inc. * 1,767 6,450
Century Casinos, Inc. * 1,414 6,412
Cheesecake Factory, Inc.
(The) 1,826 40,702
Chipotle Mexican Grill, Inc. * 1,167 1,025,268
Choice Hotels International,
Inc. 1,571 117,904
Churchill Downs, Inc. 1,633 163,659

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chuy's Holdings, Inc. * 795 13,324
Cracker Barrel Old Country
Store, Inc. 1,114 108,504
Darden Restaurants, Inc. 5,580 411,748
Dave & Buster's
Entertainment, Inc. 1,464 21,433
Del Taco Restaurants, Inc. * 1,384 8,138
Denny's Corp. * 2,608 29,392
Dine Brands Global, Inc. 741 32,893
Domino's Pizza, Inc. 1,862 673,914
Drive Shack, Inc. * 2,895 3,821
Dunkin' Brands Group, Inc. 3,751 235,713
El Pollo Loco Holdings,
Inc. *(d) 739 9,038
Eldorado Resorts, Inc. *(d) 3,012 64,577
Everi Holdings, Inc. * 4,293 21,250
Extended Stay America, Inc. 8,089 87,927
Fiesta Restaurant Group,
Inc. * 1,278 9,297
Golden Entertainment, Inc. * 684 6,457
Hilton Grand Vacations, Inc. * 3,817 78,630
Hilton Worldwide Holdings,
Inc. 12,533 948,873
Hyatt Hotels Corp., Class A (d) 1,619 91,085
Inspired Entertainment, Inc. * 338 869
International Game
Technology plc 4,203 31,691
J Alexander's Holdings, Inc. * 495 2,619
Jack in the Box, Inc. 1,086 65,486
Kura Sushi USA, Inc.,
Class A * 126 2,121
Las Vegas Sands Corp. 15,473 743,013
Lindblad Expeditions
Holdings, Inc. * 1,084 7,241
Marriott International, Inc.,
Class A 12,688 1,153,847
Marriott Vacations Worldwide
Corp. 1,905 158,115
McDonald's Corp. 34,642 6,497,453
MGM Resorts International 22,605 380,442
Monarch Casino & Resort,
Inc. * 537 17,904
Nathan's Famous, Inc. 110 6,190
Noodles & Co. * 1,081 6,756
Norwegian Cruise Line
Holdings Ltd. * 9,711 159,260
Papa John's International, Inc. 984 70,769
Penn National Gaming,
Inc. *(d) 5,000 89,100
Planet Fitness, Inc., Class A * 3,743 225,815
PlayAGS, Inc. * 1,223 5,369
Potbelly Corp. * 774 2,670
RCI Hospitality Holdings, Inc. 455 5,701
Red Lion Hotels Corp. * 914 1,472
Red Robin Gourmet Burgers,
Inc. * 610 8,924
Red Rock Resorts, Inc.,
Class A 3,247 35,587
Royal Caribbean Cruises Ltd. 7,940 371,354
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Ruth's Hospitality Group, Inc. 1,317 14,823
Scientific Games Corp. * 2,533 31,941
SeaWorld Entertainment, Inc. * 2,217 32,568
Shake Shack, Inc., Class A * 1,336 72,825
Six Flags Entertainment Corp. 3,695 73,937
Starbucks Corp. 54,127 4,153,165
Target Hospitality Corp. * 1,638 3,309
Texas Roadhouse, Inc. 3,049 143,577
Twin River Worldwide
Holdings, Inc. 838 13,224
Vail Resorts, Inc. 1,861 318,231
Wendy's Co. (The) 8,617 171,134
Wingstop, Inc. 1,362 159,722
Wyndham Destinations, Inc. 4,101 104,863
Wyndham Hotels & Resorts,
Inc. 4,213 158,872
Wynn Resorts Ltd. 4,495 384,457
Yum China Holdings, Inc. 16,601 804,484
Yum! Brands, Inc. 13,875 1,199,216
23,170,858
Household Durables 0.2%
Bassett Furniture Industries,
Inc. 364 2,490
Beazer Homes USA, Inc. * 1,150 8,096
Casper Sleep, Inc. * 259 1,800
Cavco Industries, Inc. * 404 62,491
Century Communities, Inc. * 1,339 28,681
DR Horton, Inc. 15,388 726,621
Ethan Allen Interiors, Inc. 1,135 12,837
Flexsteel Industries, Inc. 289 2,774
Garmin Ltd. 6,602 535,818
GoPro, Inc., Class A *(d) 5,986 21,071
Green Brick Partners, Inc. * 915 8,153
Hamilton Beach Brands
Holding Co., Class A 246 3,245
Helen of Troy Ltd. * 1,157 190,072
Hooker Furniture Corp. 622 9,324
Installed Building Products,
Inc. * 1,080 53,255
iRobot Corp. *(d) 1,271 77,480
KB Home 3,805 99,843
La-Z-Boy, Inc. 2,110 49,479
Legacy Housing Corp. * 216 2,112
Leggett & Platt, Inc. 6,034 211,974
Lennar Corp., Class A 13,316 657,828
LGI Homes, Inc. * 915 55,431
Lifetime Brands, Inc. 407 2,320
Lovesac Co. (The) * 333 3,973
M/I Homes, Inc. * 1,258 32,029
MDC Holdings, Inc. 2,316 67,743
Meritage Homes Corp. * 1,651 86,777
Mohawk Industries, Inc. * 2,701 236,932
Newell Brands, Inc. 17,279 239,833
NVR, Inc. * 150 465,000
PulteGroup, Inc. 11,674 330,024
Purple Innovation, Inc. * 314 3,159
Skyline Champion Corp. * 2,259 44,525
Sonos, Inc. * 3,623 37,027
Taylor Morrison Home Corp. * 5,784 84,157

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Household Durables
Tempur Sealy International,
Inc. * 2,042 109,757
Toll Brothers, Inc. 5,580 134,032
TopBuild Corp. * 1,533 142,860
TRI Pointe Group, Inc. * 6,509 74,723
Tupperware Brands Corp. 2,278 7,335
Universal Electronics, Inc. * 609 25,140
Whirlpool Corp. 2,827 315,889
ZAGG, Inc. * 1,065 3,514
5,267,624
Household Products 1.0%
Central Garden & Pet Co. * 2,318 71,437
Church & Dwight Co., Inc. 11,335 793,337
Clorox Co. (The) 5,760 1,073,894
Colgate-Palmolive Co. 38,703 2,719,660
Energizer Holdings, Inc. 2,920 113,763
Kimberly-Clark Corp. 15,725 2,177,598
Oil-Dri Corp. of America 200 7,478
Procter & Gamble Co. (The) 111,849 13,183,642
Reynolds Consumer Products,
Inc. 2,157 69,951
Spectrum Brands Holdings,
Inc. 2,059 88,660
WD-40 Co. 622 108,402
20,407,822
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 30,541 404,668
Atlantic Power Corp. * 4,089 8,137
Clearway Energy, Inc., Class A 5,255 103,100
Ormat Technologies, Inc. 1,783 111,277
Sunnova Energy International,
Inc. * 1,522 19,177
TerraForm Power, Inc.,
Class A 3,593 62,231
Vistra Energy Corp. 19,442 379,897
1,088,487
Industrial Conglomerates 0.6%
3M Co. 25,666 3,899,179
Carlisle Cos., Inc. 2,513 303,972
General Electric Co. 401,167 2,727,935
Honeywell International, Inc. 33,033 4,687,383
Raven Industries, Inc. 1,680 37,414
Roper Technologies, Inc. 4,691 1,599,772
13,255,655
Insurance 1.3%
Aflac, Inc. 33,485 1,246,981
Alleghany Corp. 645 344,243
Allstate Corp. (The) 14,647 1,489,893
Ambac Financial Group, Inc. * 2,039 35,071
American Equity Investment
Life Holding Co. 3,961 83,260
American Financial Group,
Inc. 3,416 226,276
American International Group,
Inc. 40,093 1,019,565
Common Stocks
Shares Value ($)
Insurance
American National Insurance
Co. 356 28,658
AMERISAFE, Inc. 733 46,670
Aon plc 10,075 1,739,650
Arch Capital Group Ltd. * 17,488 420,237
Argo Group International
Holdings Ltd. 1,533 54,207
Arthur J Gallagher & Co. 8,657 679,575
Assurant, Inc. 2,776 294,922
Assured Guaranty Ltd. 4,279 127,215
Athene Holding Ltd., Class A * 6,297 170,019
Axis Capital Holdings Ltd. 3,749 137,213
Benefytt Technologies, Inc.,
Class A *(d) 389 10,165
Brighthouse Financial, Inc. * 4,802 123,459
Brown & Brown, Inc. 10,822 388,618
BRP Group, Inc., Class A * 783 7,846
Chubb Ltd. 20,778 2,244,232
Cincinnati Financial Corp. 6,994 460,205
Citizens, Inc. *(d) 2,424 13,478
CNA Financial Corp. 1,368 43,202
CNO Financial Group, Inc. 6,921 97,309
Crawford & Co., Class A 620 4,414
Donegal Group, Inc., Class A 394 5,642
eHealth, Inc. * 1,005 107,234
Employers Holdings, Inc. 1,200 36,444
Enstar Group Ltd. * 545 78,818
Erie Indemnity Co., Class A 1,135 202,098
Everest Re Group Ltd. 1,848 319,944
FBL Financial Group, Inc.,
Class A 475 18,563
FedNat Holding Co. 438 5,309
Fidelity National Financial, Inc. 12,140 328,387
First American Financial Corp. 5,027 231,845
Genworth Financial, Inc.,
Class A * 23,126 83,947
Global Indemnity Ltd. 339 8,336
Globe Life, Inc. 4,894 402,972
Goosehead Insurance, Inc.,
Class A * 535 30,035
Greenlight Capital Re Ltd.,
Class A * 1,537 10,021
Hallmark Financial Services,
Inc. * 498 2,151
Hanover Insurance Group,
Inc. (The) 1,751 175,765
Hartford Financial Services
Group, Inc. (The) 16,463 625,429
HCI Group, Inc. 324 13,495
Heritage Insurance Holdings,
Inc. 1,244 14,107
Horace Mann Educators Corp. 1,940 68,210
Independence Holding Co. 188 5,200
Investors Title Co. 76 10,176
James River Group Holdings
Ltd. 1,317 46,727
Kemper Corp. 2,906 195,341
Kinsale Capital Group, Inc. 937 101,777
Lincoln National Corp. 9,141 324,231
Loews Corp. 11,423 395,921

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Insurance
Markel Corp. * 624 540,284
Marsh & McLennan Cos., Inc. 23,306 2,268,373
MBIA, Inc. * 3,625 29,508
Mercury General Corp. 1,279 52,388
MetLife, Inc. 35,791 1,291,339
National General Holdings
Corp. 3,176 60,439
National Western Life Group,
Inc., Class A 110 21,200
NI Holdings, Inc. * 362 4,891
Old Republic International
Corp. 13,096 208,881
Palomar Holdings, Inc. * 814 47,619
Primerica, Inc. 1,940 201,585
Principal Financial Group, Inc. 12,529 456,181
ProAssurance Corp. 2,349 50,245
Progressive Corp. (The) 27,147 2,098,463
ProSight Global, Inc. * 329 2,751
Protective Insurance Corp.,
Class B 344 5,373
Prudential Financial, Inc. 18,298 1,141,246
Reinsurance Group of
America, Inc. 2,873 300,746
RenaissanceRe Holdings Ltd. 2,012 293,772
RLI Corp. 1,822 132,696
Safety Insurance Group, Inc. 650 54,678
Selective Insurance Group,
Inc. 2,654 133,045
State Auto Financial Corp. 853 21,402
Stewart Information Services
Corp. 1,082 34,473
Third Point Reinsurance Ltd. * 3,645 27,119
Tiptree, Inc. 931 5,949
Travelers Cos., Inc. (The) 11,751 1,189,319
Trupanion, Inc. * 1,365 40,827
United Fire Group, Inc. 1,030 29,458
United Insurance Holdings
Corp. 1,052 8,995
Universal Insurance Holdings,
Inc. 1,146 20,892
Unum Group 9,298 162,250
Watford Holdings Ltd. * 871 10,757
White Mountains Insurance
Group Ltd. 146 142,058
Willis Towers Watson plc 5,962 1,062,965
WR Berkley Corp. 6,579 355,266
27,892,141
Interactive Media & Services 2.9%
Alphabet, Inc., Class A * 27,540 37,115,137
Cargurus, Inc. * 3,456 79,073
Cars.com, Inc. * 3,347 17,338
DHI Group, Inc. * 1,884 5,238
Eventbrite, Inc., Class A *(d) 1,691 15,422
EverQuote, Inc., Class A * 476 18,550
Facebook, Inc., Class A * 109,628 22,441,948
IAC/interactivecorp * 3,410 762,067
Liberty TripAdvisor Holdings,
Inc., Class A * 3,451 8,110
Match Group, Inc. *(d) 2,491 191,707
Common Stocks
Shares Value ($)
Interactive Media & Services
Meet Group, Inc. (The) * 2,985 18,417
QuinStreet, Inc. * 2,083 21,163
Travelzoo * 201 1,120
TripAdvisor, Inc. 4,690 93,659
TrueCar, Inc. * 4,673 11,963
Twitter, Inc. * 35,168 1,008,618
Yelp, Inc. * 3,024 67,586
Zillow Group, Inc., Class A * 8,316 364,510
62,241,626
Internet & Direct Marketing Retail 2.5%
1-800-Flowers.com, Inc.,
Class A * 1,153 22,126
Amazon.com, Inc. * 19,211 47,528,014
Booking Holdings, Inc. * 1,926 2,851,578
Duluth Holdings, Inc.,
Class B * 406 1,628
eBay, Inc. 34,731 1,383,336
Etsy, Inc. * 5,407 350,752
Expedia Group, Inc. 6,141 435,888
Groupon, Inc. * 21,000 25,620
Grubhub, Inc. * 4,162 198,902
Lands' End, Inc. * 400 3,404
Leaf Group Ltd. * 675 979
Liquidity Services, Inc. * 1,010 5,050
PetMed Express, Inc. (d) 947 37,473
Quotient Technology, Inc. * 3,419 24,548
Qurate Retail, Inc. Series A,* 17,744 142,928
RealReal, Inc. (The) * 2,416 28,364
Rubicon Project, Inc. (The) * 4,479 32,115
Shutterstock, Inc. 903 34,314
Stamps.com, Inc. * 767 121,393
Stitch Fix, Inc., Class A *(d) 1,899 30,479
Waitr Holdings, Inc. *(d) 2,715 3,638
Wayfair, Inc., Class A * 2,935 364,057
53,626,586
IT Services 3.3%
Accenture plc, Class A 29,204 5,408,289
Akamai Technologies, Inc. * 7,273 710,645
Alliance Data Systems Corp. 1,809 90,577
Amdocs Ltd. 6,134 395,275
Automatic Data Processing,
Inc. 20,067 2,943,628
Black Knight, Inc. * 6,611 466,538
Booz Allen Hamilton Holding
Corp. 6,242 458,412
Brightcove, Inc. * 1,842 14,368
Broadridge Financial
Solutions, Inc. 5,152 597,632
CACI International, Inc.,
Class A * 1,140 285,160
Cardtronics plc, Class A * 1,624 37,190
Cass Information Systems,
Inc. 660 26,473
Cognizant Technology
Solutions Corp., Class A 25,426 1,475,217
Conduent, Inc. * 8,059 20,309
CSG Systems International,
Inc. 1,537 74,667

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
IT Services
DXC Technology Co. 11,834 214,550
Endurance International
Group Holdings, Inc. * 3,502 8,983
EPAM Systems, Inc. * 2,381 525,939
Euronet Worldwide, Inc. * 2,290 210,130
EVERTEC, Inc. 2,811 71,231
Evo Payments, Inc., Class A * 1,772 35,281
Exela Technologies, Inc. * 1,693 601
ExlService Holdings, Inc. * 1,566 96,669
Fidelity National Information
Services, Inc. 27,959 3,687,512
Fiserv, Inc. * 25,897 2,668,945
FleetCor Technologies, Inc. * 3,935 949,319
Gartner, Inc. * 4,017 477,260
Genpact Ltd. 8,636 297,337
Global Payments, Inc. 13,718 2,277,462
GoDaddy, Inc., Class A * 7,973 553,565
GTT Communications,
Inc. *(d) 1,531 17,392
Hackett Group, Inc. (The) 1,146 16,995
I3 Verticals, Inc., Class A * 681 15,826
Information Services Group,
Inc. * 1,369 3,422
International Business
Machines Corp. 40,745 5,115,942
International Money Express,
Inc. * 686 5,543
Jack Henry & Associates, Inc. 3,502 572,752
KBR, Inc. 6,549 132,683
Leidos Holdings, Inc. 6,121 604,816
Limelight Networks, Inc. * 5,678 28,787
LiveRamp Holdings, Inc. * 3,111 117,782
ManTech International Corp.,
Class A 1,243 92,678
Mastercard, Inc., Class A 40,861 11,235,549
MAXIMUS, Inc. 2,918 196,440
MongoDB, Inc. * 1,928 312,587
NIC, Inc. 3,054 73,998
Okta, Inc. * 4,816 728,661
Paychex, Inc. 14,765 1,011,698
PayPal Holdings, Inc. * 54,016 6,643,968
Paysign, Inc. *(d) 1,457 12,530
Perficient, Inc. * 1,491 51,932
Perspecta, Inc. 6,540 141,068
PRGX Global, Inc. * 768 3,080
Priority Technology Holdings,
Inc. * 259 417
Sabre Corp. 12,938 94,059
Science Applications
International Corp. 2,615 213,541
Square, Inc., Class A * 15,828 1,031,036
StarTek, Inc. * 633 2,640
Switch, Inc., Class A 2,741 47,063
Sykes Enterprises, Inc. * 1,736 49,702
TTEC Holdings, Inc. 782 30,482
Tucows, Inc., Class A *(d) 456 24,127
Twilio, Inc., Class A * 5,619 631,014
Unisys Corp. * 2,402 30,241
VeriSign, Inc. * 4,793 1,004,086
Verra Mobility Corp. * 5,682 50,911
Common Stocks
Shares Value ($)
IT Services
Virtusa Corp. * 1,344 44,352
Visa, Inc., Class A 78,668 14,059,545
Western Union Co. (The) 19,276 367,593
WEX, Inc. * 1,967 260,273
70,156,375
Leisure Products 0.1%
Acushnet Holdings Corp. 1,634 44,772
American Outdoor Brands
Corp. * 2,498 23,643
Brunswick Corp. 3,735 178,234
Callaway Golf Co. 4,325 61,934
Clarus Corp. 885 9,452
Escalade, Inc. 400 3,420
Hasbro, Inc. 5,788 417,951
Johnson Outdoors, Inc.,
Class A 247 16,885
Malibu Boats, Inc., Class A * 956 32,867
Marine Products Corp. 280 2,722
MasterCraft Boat Holdings,
Inc. * 880 9,196
Mattel, Inc. *(d) 15,785 137,645
Polaris, Inc. 2,688 190,660
Sturm Ruger & Co., Inc. 769 40,911
Vista Outdoor, Inc. * 2,647 26,788
YETI Holdings, Inc. * 2,555 70,543
1,267,623
Life Sciences Tools & Services 0.7%
Accelerate Diagnostics,
Inc. *(d) 1,273 13,889
Adaptive Biotechnologies
Corp. * 3,129 100,159
Agilent Technologies, Inc. 14,263 1,093,402
Avantor, Inc. * 14,356 241,324
Bio-Rad Laboratories, Inc.,
Class A * 978 430,418
Bio-Techne Corp. 1,730 389,250
Bruker Corp. 4,635 182,248
Charles River Laboratories
International, Inc. * 2,214 320,299
ChromaDex Corp. *(d) 1,550 7,750
Codexis, Inc. * 2,343 27,202
Fluidigm Corp. * 3,212 7,195
Illumina, Inc. * 6,744 2,151,538
IQVIA Holdings, Inc. * 8,145 1,161,396
Luminex Corp. 1,862 67,125
Medpace Holdings, Inc. * 1,284 102,540
Mettler-Toledo International,
Inc. * 1,083 779,695
NanoString Technologies,
Inc. * 1,581 50,213
NeoGenomics, Inc. * 4,363 119,284
Pacific Biosciences of
California, Inc. * 6,410 21,185
PerkinElmer, Inc. 5,026 455,004
Personalis, Inc. * 708 7,342
PPD, Inc. * 3,154 75,381
PRA Health Sciences, Inc. * 2,875 277,438
QIAGEN NV * 10,173 424,112

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Quanterix Corp. * 621 16,270
Repligen Corp. * 2,376 275,972
Syneos Health, Inc. * 2,825 157,607
Thermo Fisher Scientific, Inc. 18,268 6,113,934
Waters Corp. * 2,935 548,845
15,618,017
Machinery 1.1%
AGCO Corp. 2,821 149,062
Alamo Group, Inc. 466 45,873
Albany International Corp.,
Class A 1,404 71,801
Allison Transmission Holdings,
Inc. 5,040 183,154
Altra Industrial Motion Corp. 2,940 82,055
Astec Industries, Inc. 1,057 42,396
Barnes Group, Inc. 2,201 84,474
Blue Bird Corp. * 776 9,522
Briggs & Stratton Corp. (d) 1,947 4,420
Caterpillar, Inc. 24,585 2,861,202
Chart Industries, Inc. * 1,673 59,760
CIRCOR International, Inc. * 893 13,332
Colfax Corp. * 4,293 110,716
Columbus McKinnon Corp. 1,079 29,219
Commercial Vehicle Group,
Inc. * 1,165 2,819
Crane Co. 2,274 123,819
Cummins, Inc. 6,695 1,094,632
Deere & Co. 12,937 1,876,641
Donaldson Co., Inc. 5,862 256,931
Douglas Dynamics, Inc. 1,036 38,291
Dover Corp. 6,648 622,585
Eastern Co. (The) 206 3,708
Energy Recovery, Inc. * 1,793 14,595
Enerpac Tool Group Corp. 2,425 41,370
EnPro Industries, Inc. 956 43,355
ESCO Technologies, Inc. 1,177 89,805
Evoqua Water Technologies
Corp. * 3,453 55,421
Federal Signal Corp. 2,805 75,539
Flowserve Corp. 5,945 167,471
Fortive Corp. 13,535 866,240
Franklin Electric Co., Inc. 2,109 107,137
Gates Industrial Corp. plc * 2,150 18,469
Gencor Industries, Inc. * 341 4,133
Gorman-Rupp Co. (The) 823 24,278
Graco, Inc. 7,591 339,014
Graham Corp. 365 4,781
Greenbrier Cos., Inc. (The) 1,406 23,874
Helios Technologies, Inc. 1,372 48,802
Hillenbrand, Inc. 3,399 71,209
Hurco Cos., Inc. 243 7,944
Hyster-Yale Materials
Handling, Inc. 466 18,193
IDEX Corp. 3,471 533,250
Illinois Tool Works, Inc. 14,661 2,382,412
Ingersoll Rand, Inc. * 15,959 464,088
ITT, Inc. 3,984 210,036
John Bean Technologies Corp. 1,431 109,815
Kadant, Inc. 496 41,709
Common Stocks
Shares Value ($)
Machinery
Kennametal, Inc. 3,803 97,395
LB Foster Co., Class A * 529 7,612
Lincoln Electric Holdings, Inc. 2,696 217,055
Lindsay Corp. 482 43,380
Luxfer Holdings plc 1,274 17,288
Lydall, Inc. * 843 9,442
Manitowoc Co., Inc. (The) * 1,628 15,010
Mayville Engineering Co.,
Inc. * 239 1,248
Meritor, Inc. * 3,189 65,374
Middleby Corp. (The) * 2,611 145,250
Miller Industries, Inc. 535 16,253
Mueller Industries, Inc. 2,582 66,874
Mueller Water Products, Inc.,
Class A 7,372 69,960
Navistar International Corp. * 2,364 56,192
NN, Inc. 2,004 6,914
Nordson Corp. 2,644 425,446
Omega Flex, Inc. 166 14,957
Oshkosh Corp. 3,103 209,546
Otis Worldwide Corp. * 18,795 956,853
PACCAR, Inc. 15,473 1,071,196
Parker-Hannifin Corp. 5,900 932,908
Park-Ohio Holdings Corp. 446 8,175
Pentair plc 7,623 263,680
Proto Labs, Inc. * 1,259 127,902
RBC Bearings, Inc. * 1,128 142,895
REV Group, Inc. 1,296 6,895
Rexnord Corp. 4,973 135,614
Snap-on, Inc. 2,458 320,253
Spartan Motors, Inc. 1,605 22,614
SPX Corp. * 1,982 75,574
SPX FLOW, Inc. * 2,038 66,378
Standex International Corp. 560 27,910
Stanley Black & Decker, Inc. 6,972 768,314
Tennant Co. 792 46,863
Terex Corp. 2,947 44,765
Timken Co. (The) 3,000 112,740
Titan International, Inc. 2,703 3,811
Toro Co. (The) 4,980 317,774
TriMas Corp. * 2,024 48,252
Trinity Industries, Inc. 4,583 88,406
Twin Disc, Inc. * 394 2,368
Wabash National Corp. 2,501 20,508
WABCO Holdings, Inc. * 2,350 315,793
Watts Water Technologies,
Inc., Class A 1,278 105,307
Welbilt, Inc. * 6,048 29,817
Westinghouse Air Brake
Technologies Corp. 8,239 464,844
Woodward, Inc. 2,505 151,703
Xylem, Inc. 8,251 593,247
22,287,907
Marine 0.0%
†
Costamare, Inc. 2,035 10,216
Eagle Bulk Shipping, Inc. *(d) 1,663 2,794
Genco Shipping & Trading Ltd. 579 3,375
Kirby Corp. * 2,775 148,240
Matson, Inc. 1,983 59,966

30 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Marine
Safe Bulkers, Inc. * 1,941 2,019
Scorpio Bulkers, Inc. 295 7,561
234,171
Media 0.8%
Altice USA, Inc., Class A * 14,014 363,944
AMC Networks, Inc., Class A * 1,903 45,387
Boston Omaha Corp.,
Class A * 396 6,427
Cable One, Inc. 201 384,485
Cardlytics, Inc. * 693 31,150
Central European Media
Enterprises Ltd., Class A * 4,220 16,416
Charter Communications, Inc.,
Class A * 6,898 3,416,097
Clear Channel Outdoor
Holdings, Inc. * 1,854 1,789
Comcast Corp., Class A 207,377 7,803,596
comScore, Inc. * 2,526 7,300
Cumulus Media, Inc., Class A * 759 3,362
Daily Journal Corp. * 60 16,650
Discovery, Inc., Class A * 22,725 478,145
DISH Network Corp., Class A * 12,085 302,306
Emerald Holding, Inc. 1,278 2,914
Entercom Communications
Corp., Class A 5,549 6,770
Entravision Communications
Corp., Class A 2,265 3,307
EW Scripps Co. (The), Class A 2,469 19,925
Fluent, Inc. * 1,611 3,238
Fox Corp., Class A 22,930 590,922
Gannett Co., Inc. 5,244 5,926
Gray Television, Inc. * 4,238 49,203
Hemisphere Media Group,
Inc. * 654 6,069
Interpublic Group of Cos., Inc.
(The) 17,842 302,957
John Wiley & Sons, Inc.,
Class A 2,048 76,902
Lee Enterprises, Inc. * 2,019 1,850
Liberty Broadband Corp.,
Class A * 6,009 734,104
Liberty Latin America Ltd.,
Class A * 7,377 77,051
Liberty Media Corp-Liberty
SiriusXM, Class A * 10,980 372,695
Loral Space &
Communications, Inc. * 616 13,552
Marchex, Inc., Class B * 1,361 2,273
MDC Partners, Inc., Class A * 2,118 3,029
Meredith Corp. (d) 1,889 28,014
MSG Networks, Inc., Class A * 2,063 24,508
National CineMedia, Inc. 3,494 11,530
New York Times Co. (The),
Class A 7,346 238,892
News Corp., Class A 23,236 232,046
Nexstar Media Group, Inc.,
Class A 2,053 143,792
Omnicom Group, Inc. 9,997 570,129
Common Stocks
Shares Value ($)
Media
Saga Communications, Inc.,
Class A 144 4,049
Scholastic Corp. 1,414 41,105
Sinclair Broadcast Group, Inc.,
Class A 2,834 50,020
Sirius XM Holdings, Inc. (d) 62,275 368,045
TechTarget, Inc. * 1,072 24,999
TEGNA, Inc. 10,138 108,679
Tribune Publishing Co. 672 5,759
ViacomCBS, Inc. 25,287 437,558
WideOpenWest, Inc. * 929 5,500
17,444,366
Metals & Mining 0.3%
Alcoa Corp. * 8,615 70,212
Allegheny Technologies, Inc. * 5,823 43,731
Arconic Corp. * 4,410 38,455
Carpenter Technology Corp. 2,180 48,331
Century Aluminum Co. * 2,562 11,145
Cleveland-Cliffs, Inc. (d) 17,228 75,459
Coeur Mining, Inc. * 10,864 45,737
Commercial Metals Co. 5,407 86,188
Compass Minerals
International, Inc. 1,585 77,919
Contura Energy, Inc. * 854 3,262
Freeport-McMoRan, Inc. 66,522 587,389
Gold Resource Corp. 2,294 9,474
Haynes International, Inc. 602 13,304
Hecla Mining Co. 23,967 63,033
Kaiser Aluminum Corp. 721 52,078
Materion Corp. 911 47,135
Newmont Corp. 37,626 2,237,994
Novagold Resources, Inc. * 10,692 119,643
Nucor Corp. 13,904 572,706
Olympic Steel, Inc. 350 3,304
Ramaco Resources, Inc. * 311 734
Reliance Steel & Aluminum
Co. 3,006 269,277
Royal Gold, Inc. 3,026 370,776
Ryerson Holding Corp. * 615 2,841
Schnitzer Steel Industries,
Inc., Class A 1,237 19,248
Southern Copper Corp. 3,583 116,233
Steel Dynamics, Inc. 9,421 228,648
SunCoke Energy, Inc. 3,396 10,697
Synalloy Corp. * 319 2,820
TimkenSteel Corp. * 2,011 5,229
United States Steel Corp. (d) 7,900 60,672
Warrior Met Coal, Inc. 2,318 29,091
Worthington Industries, Inc. 1,814 47,962
5,370,727
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment
Trust, Inc. 1,463 4,667
AGNC Investment Corp. 24,898 309,233
Annaly Capital Management,
Inc. 64,931 405,819
Anworth Mortgage Asset Corp. 5,244 9,020

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real
Estate Finance, Inc. 6,992 56,985
Ares Commercial Real Estate
Corp. 1,555 12,051
Arlington Asset Investment
Corp., Class A 1,929 5,459
ARMOUR Residential REIT,
Inc. 2,803 24,779
Blackstone Mortgage Trust,
Inc., Class A 6,015 141,533
Capstead Mortgage Corp. 4,757 24,689
Cherry Hill Mortgage
Investment Corp. 734 5,109
Chimera Investment Corp. 8,474 65,843
Colony Credit Real Estate,
Inc. 4,164 20,029
Dynex Capital, Inc. 854 12,221
Ellington Financial, Inc. 1,741 18,089
Exantas Capital Corp. 1,500 4,440
Granite Point Mortgage Trust,
Inc. 2,507 12,485
Great Ajax Corp. 672 5,846
Invesco Mortgage Capital, Inc. 7,501 22,803
KKR Real Estate Finance
Trust, Inc. 1,163 18,352
Ladder Capital Corp. 4,790 38,080
MFA Financial, Inc. 20,460 35,805
New Residential Investment
Corp. 19,071 116,142
New York Mortgage Trust, Inc. 16,639 36,273
Orchid Island Capital, Inc. 2,462 9,700
PennyMac Mortgage
Investment Trust 4,392 45,677
Ready Capital Corp. 1,706 11,379
Redwood Trust, Inc. 5,200 21,320
Starwood Property Trust, Inc. 12,750 164,985
TPG RE Finance Trust, Inc. 2,280 17,533
Two Harbors Investment Corp. 12,612 57,637
Western Asset Mortgage
Capital Corp. 1,968 6,002
1,739,985
Multiline Retail 0.3%
Big Lots, Inc. 1,741 40,827
Dillard's, Inc., Class A (d) 458 13,502
Dollar General Corp. 11,681 2,047,679
Dollar Tree, Inc. * 10,839 863,543
JC Penney Co., Inc. * 15,398 3,911
Kohl's Corp. 7,105 131,158
Macy's, Inc. (d) 13,934 81,653
Nordstrom, Inc. (d) 4,941 92,792
Ollie's Bargain Outlet
Holdings, Inc. * 2,423 164,546
Target Corp. 22,491 2,468,163
5,907,774
Multi-Utilities 0.6%
Ameren Corp. 11,297 821,857
Avista Corp. 3,077 132,434
Black Hills Corp. 2,762 171,078
Common Stocks
Shares Value ($)
Multi-Utilities
CenterPoint Energy, Inc. 23,055 392,627
CMS Energy Corp. 13,037 744,282
Consolidated Edison, Inc. 15,311 1,206,507
Dominion Energy, Inc. 37,794 2,915,051
DTE Energy Co. 8,455 877,122
MDU Resources Group, Inc. 9,299 208,856
NiSource, Inc. 17,128 430,084
NorthWestern Corp. 2,381 137,360
Public Service Enterprise
Group, Inc. 23,246 1,178,805
Sempra Energy 12,877 1,594,816
Unitil Corp. 701 35,267
WEC Energy Group, Inc. 14,458 1,309,172
12,155,318
Oil, Gas & Consumable Fuels 1.6%
Abraxas Petroleum Corp. * 6,022 1,895
Altus Midstream Co. * 1,843 1,401
Amplify Energy Corp. 507 669
Antero Midstream Corp. (d) 11,080 52,630
Antero Resources Corp. *(d) 11,512 34,306
Apache Corp. 17,058 223,119
Arch Coal, Inc., Class A 718 20,958
Ardmore Shipping Corp. 1,799 11,837
Berry Corp. 2,986 10,242
Bonanza Creek Energy, Inc. * 927 16,185
Brigham Minerals, Inc.,
Class A 1,231 15,868
Cabot Oil & Gas Corp. 18,221 393,938
California Resources
Corp. *(d) 2,130 5,964
Callon Petroleum Co. * 18,133 17,040
Centennial Resource
Development, Inc., Class A * 9,070 10,703
Chaparral Energy, Inc.,
Class A * 1,173 574
Cheniere Energy, Inc. * 10,723 500,657
Chesapeake Energy Corp. *(d) 211 3,692
Chevron Corp. 87,912 8,087,904
Cimarex Energy Co. 4,570 116,169
Clean Energy Fuels Corp. * 6,513 14,035
CNX Resources Corp. * 8,381 88,839
Comstock Resources, Inc. * 587 4,496
Concho Resources, Inc. 9,157 519,385
ConocoPhillips 50,031 2,106,305
CONSOL Energy, Inc. * 1,169 8,873
Continental Resources,
Inc. (d) 4,028 66,019
CVR Energy, Inc. (d) 1,347 32,126
Delek US Holdings, Inc. 3,496 81,632
Denbury Resources, Inc. * 21,511 7,647
Devon Energy Corp. 17,413 217,140
DHT Holdings, Inc. 4,968 36,068
Diamond S Shipping, Inc. * 1,336 16,580
Diamondback Energy, Inc. 7,445 324,155
Dorian LPG Ltd. * 1,065 10,107
Earthstone Energy, Inc.,
Class A * 748 1,728
Energy Fuels, Inc. *(d) 4,956 8,822
EOG Resources, Inc. 26,596 1,263,576

32 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 11,542 168,398
Equitrans Midstream Corp. (d) 9,782 81,973
Evolution Petroleum Corp. 1,044 3,101
Extraction Oil & Gas, Inc. *(d) 4,470 2,367
Exxon Mobil Corp. (e) 195,394 9,079,959
Falcon Minerals Corp. 1,905 4,658
GasLog Ltd. 1,887 8,718
Golar LNG Ltd. 4,448 31,536
Goodrich Petroleum Corp. * 345 2,936
Green Plains, Inc. (d) 1,673 9,820
Gulfport Energy Corp. * 7,751 19,804
Hallador Energy Co. 773 589
Hess Corp. 12,281 597,348
HighPoint Resources Corp. * 4,250 1,409
HollyFrontier Corp. 6,702 221,434
International Seaways, Inc. 1,179 28,532
Kinder Morgan, Inc. 89,685 1,365,902
Kosmos Energy Ltd. 15,756 25,997
Laredo Petroleum, Inc. * 8,444 9,204
Magnolia Oil & Gas Corp.,
Class A * 4,692 30,357
Marathon Oil Corp. 36,592 223,943
Marathon Petroleum Corp. 29,624 950,338
Matador Resources Co. *(d) 5,180 36,467
Montage Resources Corp. * 807 5,512
Murphy Oil Corp. 6,617 78,478
NACCO Industries, Inc.,
Class A 142 4,991
NextDecade Corp. * 479 800
Noble Energy, Inc. 22,095 216,752
Nordic American Tankers
Ltd. (d) 6,861 41,303
Northern Oil and Gas, Inc. * 13,280 11,118
Oasis Petroleum, Inc. * 14,751 10,383
Occidental Petroleum Corp. 41,321 685,929
ONEOK, Inc. 19,017 569,179
Overseas Shipholding Group,
Inc., Class A * 2,456 6,140
Panhandle Oil and Gas, Inc.,
Class A 854 3,698
Par Pacific Holdings, Inc. * 1,645 15,989
Parsley Energy, Inc., Class A 13,670 129,181
PBF Energy, Inc., Class A 5,507 62,780
PDC Energy, Inc. * 4,309 55,974
Peabody Energy Corp. 3,019 10,234
Penn Virginia Corp. * 632 3,975
Phillips 66 20,226 1,479,936
Pioneer Natural Resources
Co. 7,594 678,220
PrimeEnergy Resources
Corp. * 20 1,250
QEP Resources, Inc. 11,087 10,932
Range Resources Corp. (d) 9,741 56,790
Renewable Energy Group,
Inc. * 1,656 41,085
REX American Resources
Corp. * 264 15,703
Ring Energy, Inc. * 2,294 2,068
Rosehill Resources, Inc. * 395 180
SandRidge Energy, Inc. * 1,209 2,406
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Scorpio Tankers, Inc. (d) 2,037 44,590
SFL Corp. Ltd. 3,764 42,496
SilverBow Resources, Inc. * 268 1,450
SM Energy Co. 5,233 21,194
Southwestern Energy Co. * 25,243 81,535
Talos Energy, Inc. * 946 10,775
Targa Resources Corp. 10,467 135,652
Teekay Corp. * 2,586 9,620
Teekay Tankers Ltd., Class A * 1,170 23,763
Tellurian, Inc. *(d) 4,340 6,163
Unit Corp. * 2,405 813
Uranium Energy Corp. * 6,770 7,447
Valero Energy Corp. 18,808 1,191,487
W&T Offshore, Inc. * 4,717 13,066
Whiting Petroleum Corp. *(d) 3,455 4,353
Williams Cos., Inc. (The) 55,926 1,083,287
World Fuel Services Corp. 2,981 74,525
WPX Energy, Inc. * 18,856 115,587
34,306,863
Paper & Forest Products 0.0%
†
Boise Cascade Co. 1,762 55,098
Clearwater Paper Corp. * 830 19,870
Domtar Corp. 2,542 59,381
Louisiana-Pacific Corp. 5,156 103,120
Neenah, Inc. 789 38,551
PH Glatfelter Co. 2,019 29,477
Schweitzer-Mauduit
International, Inc. 1,438 46,332
Verso Corp., Class A * 1,604 22,280
374,109
Personal Products 0.1%
BellRing Brands, Inc.,
Class A * 1,786 31,309
Coty, Inc., Class A 13,749 74,932
Edgewell Personal Care Co. * 2,484 68,583
elf Beauty, Inc. * 1,255 16,403
Estee Lauder Cos., Inc. (The),
Class A 10,027 1,768,763
Herbalife Nutrition Ltd. * 4,624 172,706
Inter Parfums, Inc. 793 35,439
Lifevantage Corp. * 529 8,200
Medifast, Inc. 524 39,761
Nature's Sunshine Products,
Inc. * 334 2,939
Nu Skin Enterprises, Inc.,
Class A 2,568 75,011
Revlon, Inc., Class A *(d) 264 3,516
USANA Health Sciences, Inc. * 595 53,086
Youngevity International,
Inc. *(d) 326 538
2,351,186
Pharmaceuticals 2.8%
AcelRx Pharmaceuticals, Inc. * 2,938 4,730
Acer Therapeutics, Inc. * 191 458
Aclaris Therapeutics, Inc. * 1,155 1,536
Aerie Pharmaceuticals,
Inc. *(d) 1,973 30,069

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Pharmaceuticals
Akorn, Inc. * 4,298 903
Allergan plc 15,034 2,816,470
Amneal Pharmaceuticals,
Inc. * 4,942 17,939
Amphastar Pharmaceuticals,
Inc. * 1,687 28,595
ANI Pharmaceuticals, Inc. * 438 17,524
Arvinas, Inc. * 968 50,820
Assertio Therapeutics, Inc. * 2,411 2,110
Avadel Pharmaceuticals plc ,
ADR* 171 1,775
Axsome Therapeutics, Inc. * 1,251 118,883
Baudax Bio, Inc. * 306 941
BioDelivery Sciences
International, Inc. * 4,012 18,295
Bristol-Myers Squibb Co. 107,603 6,543,338
Cara Therapeutics, Inc. *(d) 1,825 27,046
Catalent, Inc. * 7,059 488,130
cbdMD, Inc. * 1,210 1,166
Cerecor, Inc. * 852 2,019
Chiasma, Inc. * 1,304 6,742
Collegium Pharmaceutical,
Inc. *(d) 1,493 30,875
Corcept Therapeutics, Inc. * 4,458 56,438
CorMedix, Inc. *(d) 966 4,009
Cymabay Therapeutics, Inc. * 3,263 5,775
Elanco Animal Health, Inc. * 18,339 453,157
Eli Lilly & Co. 39,022 6,034,362
Eloxx Pharmaceuticals, Inc. * 935 2,730
Endo International plc * 10,340 47,564
Evofem Biosciences, Inc. *(d) 537 2,545
Evolus, Inc. *(d) 765 3,182
EyePoint Pharmaceuticals,
Inc. * 2,408 2,331
Fulcrum Therapeutics, Inc. * 488 6,159
Horizon Therapeutics plc * 8,525 307,241
Innoviva, Inc. * 2,843 40,314
Intersect ENT, Inc. * 1,362 15,636
Intra-Cellular Therapies, Inc. * 2,487 43,945
Jazz Pharmaceuticals plc * 2,534 279,373
Johnson & Johnson (e) 122,204 18,335,488
Kala Pharmaceuticals, Inc. *(d) 902 8,984
Kaleido Biosciences, Inc. * 432 2,812
Lannett Co., Inc. *(d) 1,787 17,048
Liquidia Technologies, Inc. * 508 2,530
Mallinckrodt plc *(d) 4,063 16,496
Marinus Pharmaceuticals,
Inc. * 3,149 6,424
Menlo Therapeutics, Inc. * 1,726 3,141
Merck & Co., Inc. 116,806 9,267,388
Mylan NV * 23,531 394,615
MyoKardia, Inc. * 2,073 130,226
Nektar Therapeutics * 7,665 147,168
NGM Biopharmaceuticals,
Inc. * 1,272 23,227
Ocular Therapeutix, Inc. *(d) 2,451 14,118
Odonate Therapeutics, Inc. * 475 13,371
Omeros Corp. * 2,389 39,705
Optinose, Inc. * 1,045 4,222
Common Stocks
Shares Value ($)
Pharmaceuticals
Osmotica Pharmaceuticals
plc * 328 1,312
Pacira BioSciences, Inc. * 1,893 78,162
Paratek Pharmaceuticals,
Inc. * 1,246 5,096
Perrigo Co. plc 5,801 309,193
Pfizer, Inc. 255,072 9,784,562
Phathom Pharmaceuticals,
Inc. * 495 16,751
Phibro Animal Health Corp.,
Class A 983 26,256
Prestige Consumer
Healthcare, Inc. * 2,345 95,418
Reata Pharmaceuticals, Inc.,
Class A * 1,039 164,328
Recro Pharma, Inc. * 739 6,252
resTORbio, Inc. * 583 892
Revance Therapeutics, Inc. * 2,293 42,443
Satsuma Pharmaceuticals,
Inc. * 182 3,567
SIGA Technologies, Inc. * 2,754 16,276
Strongbridge Biopharma plc * 1,381 3,950
Supernus Pharmaceuticals,
Inc. * 2,307 53,984
TherapeuticsMD, Inc. *(d) 10,089 15,941
Theravance Biopharma, Inc. * 2,315 67,505
Tricida, Inc. * 1,020 30,855
Verrica Pharmaceuticals, Inc. * 488 5,890
WaVe Life Sciences Ltd. * 985 8,550
Xeris Pharmaceuticals, Inc. * 1,693 4,571
Zoetis, Inc. 21,983 2,842,622
Zogenix, Inc. * 2,003 56,545
Zynerba Pharmaceuticals,
Inc. * 865 3,348
59,586,357
Professional Services 0.3%
Acacia Research Corp. * 1,879 4,754
ASGN, Inc. * 2,378 110,458
Barrett Business Services, Inc. 339 16,584
BG Staffing, Inc. 373 4,532
CBIZ, Inc. * 2,353 55,884
CoreLogic, Inc. 3,695 141,962
CoStar Group, Inc. * 1,657 1,074,167
CRA International, Inc. 296 12,471
Equifax, Inc. 5,550 770,895
Exponent, Inc. 2,357 165,768
Forrester Research, Inc. * 519 16,245
Franklin Covey Co. * 488 10,126
FTI Consulting, Inc. * 1,695 215,875
GP Strategies Corp. * 491 3,908
Heidrick & Struggles
International, Inc. 903 20,263
Huron Consulting Group, Inc. * 1,028 57,609
ICF International, Inc. 862 63,392
IHS Markit Ltd. 17,861 1,202,045
InnerWorkings, Inc. * 1,685 2,982
Insperity, Inc. 1,585 75,620
Kelly Services, Inc., Class A 1,534 23,700
Kforce, Inc. 810 24,260

34 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Professional Services
Korn Ferry 2,593 74,756
ManpowerGroup, Inc. 2,684 199,260
Mistras Group, Inc. * 680 3,230
Nielsen Holdings plc 16,234 239,127
Resources Connection, Inc. 1,440 15,667
Robert Half International, Inc. 5,204 245,993
TransUnion 8,588 676,649
TriNet Group, Inc. * 2,074 101,564
TrueBlue, Inc. * 1,753 27,224
Upwork, Inc. * 2,674 22,274
Verisk Analytics, Inc. 7,302 1,115,965
Willdan Group, Inc. * 481 12,198
6,807,407
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 220 1,837
American Realty Investors,
Inc. * 95 755
CBRE Group, Inc., Class A * 15,401 661,165
Consolidated-Tomoka Land
Co. 248 10,423
Cushman & Wakefield plc * 5,156 62,749
eXp World Holdings, Inc. * 788 7,234
Forestar Group, Inc. * 625 8,244
FRP Holdings, Inc. * 343 14,917
Griffin Industrial Realty, Inc. 38 1,460
Howard Hughes Corp. (The) * 1,872 101,387
Jones Lang LaSalle, Inc. 2,360 249,169
Kennedy-Wilson Holdings, Inc. 5,634 79,721
Marcus & Millichap, Inc. * 1,075 31,229
Maui Land & Pineapple Co.,
Inc. * 251 2,623
Newmark Group, Inc., Class A 5,652 21,930
Rafael Holdings, Inc.,
Class B * 556 7,845
RE/MAX Holdings, Inc.,
Class A 852 22,399
Realogy Holdings Corp. 5,037 21,861
Redfin Corp. * 4,185 88,429
RMR Group, Inc. (The),
Class A 665 19,724
St Joe Co. (The) * 1,445 26,443
Stratus Properties, Inc. * 222 3,723
Tejon Ranch Co. * 1,026 14,056
Transcontinental Realty
Investors, Inc. * 41 774
1,460,097
Road & Rail 0.6%
AMERCO 403 112,892
ArcBest Corp. 1,160 23,629
Avis Budget Group, Inc. *(d) 2,677 44,117
Covenant Transportation
Group, Inc., Class A * 475 4,218
CSX Corp. 33,776 2,236,985
Daseke, Inc. * 1,775 3,026
Heartland Express, Inc. 2,101 41,159
Hertz Global Holdings,
Inc. *(d) 4,630 18,705
Common Stocks
Shares Value ($)
Road & Rail
JB Hunt Transport Services,
Inc. 3,934 397,806
Kansas City Southern 4,442 579,903
Knight-Swift Transportation
Holdings, Inc. 5,719 212,633
Landstar System, Inc. 1,829 188,954
Lyft, Inc., Class A * 9,013 295,897
Marten Transport Ltd. 1,767 39,616
Norfolk Southern Corp. 11,891 2,034,550
Old Dominion Freight Line,
Inc. 4,476 650,318
PAM Transportation Services,
Inc. * 67 2,558
Ryder System, Inc. 2,434 86,164
Saia, Inc. * 1,208 111,764
Schneider National, Inc.,
Class B 2,697 59,091
Uber Technologies, Inc. * 43,575 1,319,015
Union Pacific Corp. 31,929 5,101,935
Universal Logistics Holdings,
Inc. 301 4,193
US Xpress Enterprises, Inc.,
Class A * 823 3,588
Werner Enterprises, Inc. 2,018 80,962
YRC Worldwide, Inc. *(d) 1,275 2,193
13,655,871
Semiconductors & Semiconductor Equipment 2.6%
Adesto Technologies Corp. * 1,460 17,301
Advanced Energy Industries,
Inc. * 1,725 95,910
Advanced Micro Devices,
Inc. * 47,352 2,480,771
Alpha & Omega
Semiconductor Ltd. * 767 9,227
Ambarella, Inc. * 1,427 75,032
Amkor Technology, Inc. * 4,664 46,080
Analog Devices, Inc. 16,853 1,847,089
Applied Materials, Inc. 42,197 2,096,347
Axcelis Technologies, Inc. * 1,515 35,390
AXT, Inc. * 1,457 8,057
Broadcom, Inc. 17,772 4,827,231
Brooks Automation, Inc. 3,318 127,710
Cabot Microelectronics Corp. 1,334 163,468
CEVA, Inc. * 1,035 32,447
Cirrus Logic, Inc. * 2,686 203,062
Cohu, Inc. 1,938 32,035
Cree, Inc. * 4,973 214,485
Diodes, Inc. * 1,926 98,014
DSP Group, Inc. * 1,092 18,837
Enphase Energy, Inc. * 3,469 162,453
Entegris, Inc. 6,126 332,213
First Solar, Inc. * 3,820 168,118
FormFactor, Inc. * 3,356 78,195
GSI Technology, Inc. * 606 4,684
Ichor Holdings Ltd. * 1,035 25,772
Impinj, Inc. * 769 17,272
Inphi Corp. * 2,022 195,204
Intel Corp. 196,618 11,793,148
KLA Corp. 7,215 1,183,909

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 6,652 1,698,123
Lattice Semiconductor Corp. * 5,854 131,774
MACOM Technology Solutions
Holdings, Inc. * 2,161 66,256
Marvell Technology Group Ltd. 30,468 814,714
Maxim Integrated Products,
Inc. 12,303 676,419
MaxLinear, Inc. * 3,058 50,426
Microchip Technology, Inc. 10,808 948,186
Micron Technology, Inc. * 50,722 2,429,077
MKS Instruments, Inc. 2,481 248,671
Monolithic Power Systems,
Inc. 1,950 389,824
NeoPhotonics Corp. * 2,082 20,029
NVE Corp. 237 13,454
NVIDIA Corp. 26,807 7,835,150
ON Semiconductor Corp. * 18,715 300,282
Onto Innovation, Inc. * 2,253 73,132
PDF Solutions, Inc. * 1,368 21,847
Photronics, Inc. * 2,969 35,480
Power Integrations, Inc. 1,304 133,464
Qorvo, Inc. * 5,326 522,108
QUALCOMM, Inc. 52,660 4,142,762
Rambus, Inc. * 4,881 61,159
Semtech Corp. * 2,962 134,001
Silicon Laboratories, Inc. * 1,991 193,565
SiTime Corp. * 186 4,029
Skyworks Solutions, Inc. 7,798 810,056
SMART Global Holdings, Inc. * 700 17,703
SunPower Corp. *(d) 3,337 24,527
Synaptics, Inc. * 1,577 103,120
Teradyne, Inc. 7,679 480,245
Texas Instruments, Inc. 43,079 5,000,180
Ultra Clean Holdings, Inc. * 1,848 33,985
Universal Display Corp. 1,960 294,235
Veeco Instruments, Inc. * 2,267 24,778
Xilinx, Inc. 11,367 993,476
Xperi Corp. 2,253 34,426
55,150,124
Software 5.4%
2U, Inc. * 2,701 64,149
8x8, Inc. * 4,488 76,117
A10 Networks, Inc. * 2,469 16,863
ACI Worldwide, Inc. * 5,329 146,015
Adobe, Inc. * 22,127 7,824,992
Agilysys, Inc. * 959 18,787
Alarm.com Holdings, Inc. * 1,700 76,041
Altair Engineering, Inc.,
Class A * 1,847 60,933
Alteryx, Inc., Class A * 2,067 233,943
American Software, Inc.,
Class A 1,403 23,121
Anaplan, Inc. * 4,029 164,625
ANSYS, Inc. * 3,840 1,005,427
Appfolio, Inc., Class A * 711 78,110
Appian Corp. *(d) 1,561 71,291
Aspen Technology, Inc. * 3,102 317,180
Atlassian Corp. plc, Class A * 5,470 850,530
Autodesk, Inc. * 10,148 1,898,995
Common Stocks
Shares Value ($)
Software
Avalara, Inc. * 2,138 191,073
Avaya Holdings Corp. * 4,198 41,728
Benefitfocus, Inc. * 1,398 15,140
Bill.com Holdings, Inc. *(d) 509 29,975
Blackbaud, Inc. 2,207 121,959
Blackline, Inc. * 1,999 121,419
Bottomline Technologies DE,
Inc. * 2,017 83,968
Box, Inc., Class A * 6,734 108,687
Cadence Design Systems,
Inc. * 12,797 1,038,221
CDK Global, Inc. 5,604 220,125
Cerence, Inc. * 1,619 34,258
Ceridian HCM Holding, Inc. * 4,251 250,681
ChannelAdvisor Corp. * 1,437 14,844
Citrix Systems, Inc. 5,353 776,239
Cloudera, Inc. * 11,434 94,674
CommVault Systems, Inc. * 1,886 80,513
Cornerstone OnDemand, Inc. * 2,633 88,364
Coupa Software, Inc. * 2,928 515,592
Digimarc Corp. * 543 9,095
Digital Turbine, Inc. * 3,731 21,864
DocuSign, Inc. * 7,228 757,133
Domo, Inc., Class B * 825 16,046
Dropbox, Inc., Class A * 9,803 206,059
Dynatrace, Inc. * 5,940 177,309
Ebix, Inc. (d) 1,035 21,663
eGain Corp. * 790 6,557
Elastic NV * 2,467 158,233
Envestnet, Inc. * 2,169 135,606
Everbridge, Inc. * 1,512 168,407
Fair Isaac Corp. * 1,298 458,116
FireEye, Inc. * 8,928 102,761
Five9, Inc. * 2,699 250,116
ForeScout Technologies,
Inc. *(d) 2,005 63,679
Fortinet, Inc. * 6,592 710,222
GTY Technology Holdings,
Inc. * 1,785 6,979
Guidewire Software, Inc. * 3,781 343,466
HubSpot, Inc. * 1,864 314,326
Ideanomics, Inc. * 3,947 2,378
Intelligent Systems Corp. * 280 9,391
Intuit, Inc. 11,490 3,100,117
J2 Global, Inc. 2,114 170,473
LivePerson, Inc. * 2,780 66,553
LogMeIn, Inc. 2,176 185,961
Majesco * 281 1,568
Manhattan Associates, Inc. * 2,945 208,918
Medallia, Inc. * 3,097 66,524
Microsoft Corp. 348,347 62,427,266
MicroStrategy, Inc., Class A * 371 46,868
Mitek Systems, Inc. * 1,507 14,060
MobileIron, Inc. * 4,584 23,333
Model N, Inc. * 1,542 44,502
New Relic, Inc. * 2,349 126,118
NortonLifeLock, Inc. 25,811 549,000
Nuance Communications,
Inc. * 13,011 262,822
Nutanix, Inc., Class A * 8,020 164,330

36 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
OneSpan, Inc. * 1,546 25,973
Oracle Corp. 92,240 4,885,953
PagerDuty, Inc. * 1,954 41,249
Palo Alto Networks, Inc. * 4,375 859,731
Pareteum Corp. * 4,898 3,104
Paycom Software, Inc. * 2,288 597,214
Paylocity Holding Corp. * 1,300 148,889
Pegasystems, Inc. 1,776 148,509
Phunware, Inc. * 1,188 861
Ping Identity Holding
Corp. *(d) 721 17,967
Pluralsight, Inc., Class A * 2,839 46,673
Progress Software Corp. 2,073 84,806
Proofpoint, Inc. * 2,581 314,185
PROS Holdings, Inc. * 1,541 52,995
PTC, Inc. * 4,731 327,622
Q2 Holdings, Inc. * 2,008 160,078
QAD, Inc., Class A (d) 535 22,641
Qualys, Inc. * 1,536 161,956
Rapid7, Inc. * 2,274 103,581
RealPage, Inc. * 3,635 234,421
Rimini Street, Inc. * 772 3,567
RingCentral, Inc., Class A * 3,449 788,200
Rosetta Stone, Inc. * 958 16,363
SailPoint Technologies
Holdings, Inc. * 3,906 72,613
salesforce.com, Inc. * 38,555 6,243,982
SecureWorks Corp., Class A * 317 3,607
ServiceNow, Inc. * 8,579 3,015,862
SharpSpring, Inc. * 406 2,797
ShotSpotter, Inc. * 395 13,576
Smartsheet, Inc., Class A * 4,010 211,407
SolarWinds Corp. * 2,113 35,879
Splunk, Inc. * 7,183 1,008,206
Sprout Social, Inc., Class A * 367 6,173
SPS Commerce, Inc. * 1,628 90,370
SS&C Technologies Holdings,
Inc. 10,177 561,363
SVMK, Inc. * 4,007 62,910
Synchronoss Technologies,
Inc. * 1,985 6,848
Synopsys, Inc. * 6,861 1,078,000
Telenav, Inc. * 1,742 8,135
Tenable Holdings, Inc. * 1,671 43,546
Teradata Corp. * 5,138 126,343
TiVo Corp. 5,603 39,389
Trade Desk, Inc. (The),
Class A * 1,806 528,400
Tyler Technologies, Inc. * 1,768 566,980
Upland Software, Inc. * 1,066 33,718
Varonis Systems, Inc. * 1,400 93,870
Verint Systems, Inc. * 2,983 127,493
VirnetX Holding Corp. * 2,920 16,235
VMware, Inc., Class A * 3,526 463,740
Workday, Inc., Class A * 7,642 1,176,104
Workiva, Inc. * 1,700 65,195
Yext, Inc. * 4,412 56,474
Zendesk, Inc. * 5,146 395,624
Zix Corp. * 2,476 13,569
Zscaler, Inc. * 3,108 208,485
Common Stocks
Shares Value ($)
Software
Zuora, Inc., Class A * 4,041 42,713
113,618,542
Specialty Retail 1.3%
Aaron's, Inc. 3,194 101,921
Abercrombie & Fitch Co.,
Class A 2,697 28,534
Advance Auto Parts, Inc. 3,022 365,390
American Eagle Outfitters, Inc. 7,347 58,409
America's Car-Mart, Inc. * 283 18,664
Asbury Automotive Group,
Inc. * 905 61,087
Ascena Retail Group, Inc. * 295 428
At Home Group, Inc. *(d) 2,162 5,081
AutoNation, Inc. * 2,397 89,264
AutoZone, Inc. * 1,092 1,114,189
Barnes & Noble Education,
Inc. * 1,572 2,814
Bed Bath & Beyond, Inc. (d) 5,518 34,156
Best Buy Co., Inc. 10,141 778,119
Boot Barn Holdings, Inc. * 1,313 24,238
Buckle, Inc. (The) 1,380 21,128
Burlington Stores, Inc. * 3,008 549,532
Caleres, Inc. 1,735 14,071
Camping World Holdings, Inc.,
Class A (d) 1,331 11,806
CarMax, Inc. * 7,534 554,879
Carvana Co. *(d) 2,063 165,267
Cato Corp. (The), Class A 919 10,348
Chico's FAS, Inc. 5,497 8,245
Children's Place, Inc. (The) (d) 680 20,101
Citi Trends, Inc. 413 4,692
Conn's, Inc. *(d) 761 5,144
Container Store Group, Inc.
(The) * 597 1,254
Designer Brands, Inc., Class A 2,764 17,551
Dick's Sporting Goods, Inc. 2,777 81,616
Express, Inc. * 3,409 7,057
Five Below, Inc. * 2,532 228,285
Floor & Decor Holdings, Inc.,
Class A * 3,076 130,422
Foot Locker, Inc. 4,696 120,358
GameStop Corp., Class A *(d) 3,020 17,305
Gap, Inc. (The) 9,664 78,472
Genesco, Inc. * 569 10,771
GNC Holdings, Inc.,
Class A *(d) 3,088 1,777
Group 1 Automotive, Inc. 801 45,329
Guess?, Inc. 1,958 18,307
Haverty Furniture Cos., Inc. 868 11,744
Hibbett Sports, Inc. * 805 12,421
Home Depot, Inc. (The) 50,018 10,995,457
Hudson Ltd., Class A * 1,492 7,311
J. Jill, Inc. *(d) 637 290
L Brands, Inc. 10,573 125,713
Lithia Motors, Inc., Class A 1,042 115,204
Lowe's Cos., Inc. 35,422 3,710,454
Lumber Liquidators Holdings,
Inc. *(d) 1,411 9,948
MarineMax, Inc. * 844 12,162

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Specialty Retail
Michaels Cos., Inc. (The) * 3,485 10,594
Monro, Inc. 1,516 84,123
Murphy USA, Inc. * 1,289 137,665
National Vision Holdings, Inc. * 3,586 95,029
Office Depot, Inc. 24,703 54,841
OneWater Marine, Inc.,
Class A * 178 2,045
O'Reilly Automotive, Inc. * 3,402 1,314,329
Party City Holdco, Inc. * 2,543 1,929
Penske Automotive Group,
Inc. 1,593 57,316
Rent-A-Center, Inc. 2,209 43,970
Restoration Hardware
Holdings, Inc. *(d) 790 113,586
Ross Stores, Inc. 16,249 1,484,509
RTW Retailwinds, Inc. * 1,138 355
Sally Beauty Holdings, Inc. * 5,463 53,046
Shoe Carnival, Inc. (d) 483 11,408
Signet Jewelers Ltd. 2,381 23,953
Sleep Number Corp. * 1,260 37,674
Sonic Automotive, Inc.,
Class A 1,118 23,959
Sportsman's Warehouse
Holdings, Inc. * 2,228 15,952
Tailored Brands, Inc. (d) 2,303 3,823
Tiffany & Co. 5,551 702,202
Tilly's, Inc., Class A 835 4,918
TJX Cos., Inc. (The) 55,782 2,736,107
Tractor Supply Co. 5,487 556,546
Ulta Beauty, Inc. * 2,520 549,158
Urban Outfitters, Inc. * 3,075 53,321
Williams-Sonoma, Inc. 3,521 217,739
Winmark Corp. 121 18,150
Zumiez, Inc. * 923 19,512
28,234,474
Technology Hardware, Storage & Peripherals 2.8%
3D Systems Corp. *(d) 5,369 45,583
Apple, Inc. 189,610 55,707,418
AstroNova, Inc. 260 1,828
Avid Technology, Inc. * 1,494 10,488
Dell Technologies, Inc.,
Class C * 6,890 294,134
Diebold Nixdorf, Inc. * 3,891 19,183
Hewlett Packard Enterprise
Co. 59,742 601,004
HP, Inc. 66,567 1,032,454
Immersion Corp. * 1,274 8,867
NCR Corp. * 5,893 120,924
NetApp, Inc. 10,551 461,817
Pure Storage, Inc., Class A * 10,817 155,765
Sonim Technologies, Inc. * 372 365
Stratasys Ltd. *(d) 2,442 43,223
Western Digital Corp. 13,578 625,674
Xerox Holdings Corp. 8,054 147,308
59,276,035
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. * 6,442 98,240
Carter's, Inc. 2,042 159,684
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Centric Brands, Inc. * 598 497
Columbia Sportswear Co. 1,389 101,244
Crocs, Inc. * 3,171 76,897
Culp, Inc. 408 2,901
Deckers Outdoor Corp. * 1,259 187,289
Delta Apparel, Inc. * 234 3,014
Fossil Group, Inc. * 2,132 8,443
G-III Apparel Group Ltd. * 2,051 23,238
Hanesbrands, Inc. 16,879 167,777
Kontoor Brands, Inc. 2,012 39,053
Lululemon Athletica, Inc. * 5,434 1,214,390
Movado Group, Inc. 739 7,619
NIKE, Inc., Class B 53,703 4,681,828
Oxford Industries, Inc. 752 31,524
PVH Corp. 3,253 160,145
Ralph Lauren Corp. 2,210 163,054
Rocky Brands, Inc. 262 5,620
Skechers USA, Inc., Class A * 5,950 167,671
Steven Madden Ltd. 3,756 94,163
Superior Group of Cos., Inc. 410 3,575
Tapestry, Inc. 12,579 187,175
Under Armour, Inc., Class A * 17,750 174,634
Unifi, Inc. * 751 7,773
Vera Bradley, Inc. * 1,092 6,017
VF Corp. 14,170 823,277
Vince Holding Corp. * 115 687
Wolverine World Wide, Inc. 3,566 73,067
8,670,496
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 2,698 62,189
Bridgewater Bancshares, Inc. * 1,179 11,943
Capitol Federal Financial, Inc. 6,176 74,050
Columbia Financial, Inc. * 2,518 35,642
ESSA Bancorp, Inc. 360 4,320
Essent Group Ltd. 4,442 121,355
Federal Agricultural Mortgage
Corp., Class C 424 28,251
First Defiance Financial Corp. 1,801 31,301
Flagstar Bancorp, Inc. 1,559 40,394
FS Bancorp, Inc. 152 6,376
Greene County Bancorp, Inc. 125 2,624
Hingham Institution for
Savings 72 11,017
Home Bancorp, Inc. 381 9,677
HomeStreet, Inc. 1,024 26,163
Kearny Financial Corp. 3,646 33,908
Luther Burbank Corp. 1,147 12,342
Merchants Bancorp 323 4,974
Meridian Bancorp, Inc. 2,118 24,950
Meta Financial Group, Inc. 1,601 29,490
MGIC Investment Corp. 15,834 115,747
MMA Capital Holdings, Inc. * 178 4,541
Mr. Cooper Group, Inc. * 3,442 32,974
New York Community
Bancorp, Inc. 20,880 226,757
NMI Holdings, Inc., Class A * 3,061 41,385
Northfield Bancorp, Inc. 2,019 22,754
Northwest Bancshares, Inc. 5,116 54,281
OceanFirst Financial Corp. 2,492 41,990

38 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Ocwen Financial Corp. * 7,029 2,964
OP Bancorp 496 3,502
PCSB Financial Corp. 774 10,565
PDL Community Bancorp * 312 2,874
PennyMac Financial Services,
Inc. 943 28,450
Pioneer Bancorp, Inc. * 425 4,497
Provident Bancorp, Inc. 324 3,091
Provident Financial Holdings,
Inc. 222 2,897
Provident Financial Services,
Inc. 2,745 39,391
Prudential Bancorp, Inc. 333 4,096
Radian Group, Inc. 9,232 138,295
Riverview Bancorp, Inc. 799 4,418
Southern Missouri Bancorp,
Inc. 405 9,611
Sterling Bancorp, Inc. 615 2,220
Territorial Bancorp, Inc. 297 7,464
TFS Financial Corp. 2,281 31,136
Timberland Bancorp, Inc. 279 5,399
TrustCo Bank Corp. 4,102 25,843
Velocity Financial, Inc. * 282 1,069
Walker & Dunlop, Inc. 1,301 49,997
Washington Federal, Inc. 3,520 94,125
Waterstone Financial, Inc. 1,117 16,219
Western New England
Bancorp, Inc. 908 5,457
WSFS Financial Corp. 2,393 69,828
1,674,803
Tobacco 0.4%
22nd Century Group, Inc. * 6,298 5,921
Altria Group, Inc. 86,175 3,382,369
Philip Morris International, Inc. 71,408 5,327,037
Pyxus International, Inc. * 322 844
Turning Point Brands, Inc. 392 9,133
Universal Corp. 1,128 54,561
Vector Group Ltd. 5,031 53,832
8,833,697
Trading Companies & Distributors 0.2%
Air Lease Corp. 4,980 130,227
Applied Industrial
Technologies, Inc. 1,788 93,673
Beacon Roofing Supply, Inc. * 2,485 54,670
BlueLinx Holdings, Inc. * 339 1,854
BMC Stock Holdings, Inc. * 3,112 66,130
CAI International, Inc. * 706 11,642
DXP Enterprises, Inc. * 726 10,832
EVI Industries, Inc. * 176 3,216
Fastenal Co. 26,214 949,471
Foundation Building Materials,
Inc. * 994 11,630
GATX Corp. 1,635 96,955
General Finance Corp. * 439 2,559
GMS, Inc. * 1,802 33,121
H&E Equipment Services, Inc. 1,452 23,610
HD Supply Holdings, Inc. * 7,501 222,630
Herc Holdings, Inc. * 1,141 32,210
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Kaman Corp. 1,277 49,497
Lawson Products, Inc. * 156 5,243
MRC Global, Inc. * 3,615 19,376
MSC Industrial Direct Co.,
Inc., Class A 1,966 117,252
NOW, Inc. * 5,026 31,010
Rush Enterprises, Inc.,
Class A 1,438 53,551
SiteOne Landscape Supply,
Inc. * 1,844 163,434
Systemax, Inc. 643 12,770
Textainer Group Holdings
Ltd. * 2,373 20,835
Titan Machinery, Inc. * 910 8,554
Transcat, Inc. * 266 7,472
Triton International Ltd. 2,531 78,410
United Rentals, Inc. * 3,387 435,230
Univar Solutions, Inc. * 7,808 113,372
Veritiv Corp. * 700 6,559
Watsco, Inc. 1,486 239,231
WESCO International, Inc. * 1,939 50,162
Willis Lease Finance Corp. * 111 2,221
WW Grainger, Inc. 1,984 546,751
3,705,360
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 3,468 95,682
Water Utilities 0.1%
American States Water Co. 1,656 131,437
American Water Works Co.,
Inc. 8,300 1,010,027
Artesian Resources Corp.,
Class A 303 10,463
Cadiz, Inc. * 501 5,346
California Water Service
Group 2,175 97,701
Consolidated Water Co. Ltd. 672 10,093
Essential Utilities, Inc. 9,990 417,482
Global Water Resources, Inc. 470 5,052
Middlesex Water Co. 772 46,552
Pure Cycle Corp. * 727 7,466
SJW Group 1,231 73,281
York Water Co. (The) 577 23,265
1,838,165
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. * 1,970 27,462
Gogo, Inc. *(d) 2,081 3,392
Shenandoah
Telecommunications Co. 2,214 118,471
Spok Holdings, Inc. 923 9,470
Telephone and Data Systems,
Inc. 4,678 91,782
T-Mobile US, Inc. * 17,086 1,500,151

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
United States Cellular Corp. * 701 22,313
1,773,041
Total Common Stocks
(cost $1,216,398,731)
1,293,402,219
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 490,800
Total Convertible Bond
(cost $490,800)
490,800
Corporate Bonds 17.0%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.88%, 5/1/2025 3,150,000 3,150,000
General Dynamics Corp. ,
(ICE LIBOR USD 3 Month +
0.38%), 2.11%, 5/11/2021(f) 3,305,000 3,293,188
3.25%, 4/1/2025 1,457,000 1,590,122
Northrop Grumman Corp. ,
2.08%, 10/15/2020 4,300,000 4,323,039
12,356,349
Automobiles 0.0%
†
General Motors Co. ,
(ICE LIBOR USD 3 Month +
0.90%), 1.80%, 9/10/2021(f) 230,000 219,488
Banks 4.1%
ABN AMRO Bank NV ,
(ICE LIBOR USD 3
Month + 0.57%), 2.21%,
8/27/2021(a)(f) 3,000,000 2,983,764
Banco Santander Chile ,
2.50%, 12/15/2020(a) 1,880,000 1,885,640
Banco Santander SA ,
(ICE LIBOR USD 3 Month +
1.09%), 2.77%, 2/23/2023(f) 4,400,000 4,235,076
Bank of America Corp. ,
2.63%, 10/19/2020 2,000,000 2,013,613
2.63%, 4/19/2021 4,000,000 4,063,689
(ICE LIBOR USD 3 Month +
0.79%), 2.10%, 3/5/2024(f) 2,000,000 1,953,352
Bank of Montreal ,
Series D, (ICE LIBOR USD
3 Month + 0.46%), 1.77%,
4/13/2021(f) 3,000,000 2,992,750
2.50%, 6/28/2024 1,360,000 1,404,027
BNP Paribas SA ,
2.38%, 5/21/2020 2,400,000 2,401,546
3.50%, 3/1/2023(a) 2,000,000 2,066,023
Citigroup, Inc. ,
2.70%, 3/30/2021 7,000,000 7,095,787
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3 Month +
0.72%), 3.14%, 1/24/2023(f) 1,500,000 1,535,150
(SOFR + 2.75%), 3.11%,
4/8/2026(f) 160,000 167,623
Credit Agricole SA ,
(ICE LIBOR USD 3
Month + 0.97%), 1.87%,
6/10/2020(a)(f) 1,200,000 1,200,070
(ICE LIBOR USD 3 Month +
1.18%), 2.61%, 7/1/2021(a)
(f) 1,400,000 1,400,285
Credit Suisse Group Funding
Guernsey Ltd. ,
3.13%, 12/10/2020 500,000 503,607
HSBC Holdings plc ,
3.60%, 5/25/2023 3,280,000 3,440,839
(ICE LIBOR USD 3 Month +
1.00%), 2.69%, 5/18/2024(f) 3,450,000 3,373,580
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,335,340
3.38%, 1/12/2023(a) 2,000,000 2,004,011
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
1.00%), 4.02%, 12/5/2024(f) 2,580,000 2,792,706
(SOFR + 1.85%), 2.08%,
4/22/2026(f) 760,000 770,676
Lloyds Banking Group plc ,
3.10%, 7/6/2021 2,000,000 2,022,295
3.90%, 3/12/2024 600,000 631,140
Manufacturers & Traders Trust
Co. ,
2.05%, 8/17/2020 4,500,000 4,509,241
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 530,242
Nordea Bank Abp ,
4.88%, 5/13/2021(a) 500,000 513,675
Royal Bank of Canada ,
(ICE LIBOR USD 3 Month +
0.66%), 2.03%, 10/5/2023(f) 5,400,000 5,271,170
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 509,475
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,036,737
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.98%,
10/16/2023(f) 2,500,000 2,413,170
Svenska Handelsbanken AB ,
(ICE LIBOR USD 3 Month +
0.47%), 2.15%, 5/24/2021(f) 2,000,000 1,993,212
Toronto-Dominion Bank (The) ,
(ICE LIBOR USD 3 Month +
0.27%), 1.11%, 3/17/2021(f) 3,460,000 3,445,083
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,805,940

40 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.99%,
10/31/2023(f) 4,000,000 3,972,800
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 610,000 613,933
86,887,267
Beverages 0.5%
Anheuser-Busch InBev
Worldwide, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 2.05%, 1/12/2024(f) 3,790,000 3,657,510
Coca-Cola Co. (The) ,
2.95%, 3/25/2025 2,150,000 2,334,692
1.45%, 6/1/2027 250,000 250,059
Constellation Brands, Inc. ,
(ICE LIBOR USD 3
Month + 0.70%), 2.39%,
11/15/2021(f) 3,625,000 3,567,105
Diageo Capital plc ,
(ICE LIBOR USD 3 Month +
0.24%), 1.93%, 5/18/2020(f) 335,000 335,169
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 738,635
2.25%, 3/19/2025 40,000 42,336
10,925,506
Biotechnology 0.3%
AbbVie, Inc. ,
2.90%, 11/6/2022 1,140,000 1,185,372
3.20%, 11/6/2022 1,270,000 1,328,431
2.30%, 11/21/2022(a) 2,190,000 2,244,482
3.75%, 11/14/2023 70,000 75,332
Amgen, Inc. ,
2.13%, 5/1/2020 1,000,000 1,000,000
Gilead Sciences, Inc. ,
2.55%, 9/1/2020 1,000,000 1,006,039
6,839,656
Building Products 0.1%
Carrier Global Corp. ,
1.92%, 2/15/2023(a) 730,000 734,570
2.24%, 2/15/2025(a) 560,000 555,889
1,290,459
Capital Markets 1.0%
Bank of New York Mellon
Corp. (The) ,
(ICE LIBOR USD 3 Month +
0.87%), 2.56%, 8/17/2020(f) 4,000,000 4,004,099
1.60%, 4/24/2025 190,000 192,738
Credit Suisse AG ,
3.63%, 9/9/2024 2,830,000 3,035,765
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3 Month +
1.36%), 2.35%, 4/23/2021(f) 7,950,000 7,974,527
3.50%, 4/1/2025 1,440,000 1,532,256
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(ICE LIBOR USD 3 Month +
1.40%), 2.51%, 4/21/2021(f) 1,000,000 1,003,457
(SOFR + 1.99%), 2.19%,
4/28/2026(f) 940,000 951,492
UBS Group AG ,
(ICE LIBOR USD 3
Month + 0.95%), 2.64%,
8/15/2023(a)(f) 2,100,000 2,056,720
USAA Capital Corp. ,
1.50%, 5/1/2023(a) 150,000 151,233
20,902,287
Chemicals 0.1%
Equate Petrochemical BV ,
3.00%, 3/3/2022(a) 1,990,000 1,989,761
Commercial Services & Supplies 0.0%
†
Republic Services, Inc. ,
5.25%, 11/15/2021 1,000,000 1,060,987
Consumer Finance 0.4%
AerCap Ireland Capital DAC ,
4.50%, 5/15/2021 1,500,000 1,455,848
American Express Co. ,
(ICE LIBOR USD 3 Month +
0.60%), 2.34%, 11/5/2021(f) 2,500,000 2,478,345
American Express Credit
Corp. ,
Series F, 2.60%, 9/14/2020 2,000,000 2,009,005
General Motors Financial Co.,
Inc. ,
3.70%, 11/24/2020 1,500,000 1,495,931
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 185,000 170,570
7,609,699
Diversified Financial Services 0.3%
Shell International Finance
BV ,
(ICE LIBOR USD 3 Month +
0.45%), 2.18%, 5/11/2020(f) 3,457,000 3,457,090
(ICE LIBOR USD 3
Month + 0.40%), 2.11%,
11/13/2023(f) 4,000,000 3,905,450
7,362,540
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
(ICE LIBOR USD 3 Month +
1.18%), 1.96%, 6/12/2024(f) 4,000,000 3,920,504
Verizon Communications, Inc. ,
3.38%, 2/15/2025 2,680,000 2,930,093
6,850,597
Electric Utilities 0.5%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,043,009
Duke Energy Corp. ,
3.55%, 9/15/2021 2,300,000 2,357,791
2.40%, 8/15/2022 1,000,000 1,025,891

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
FirstEnergy Corp. ,
Series A, 2.85%, 7/15/2022 2,855,000 2,912,717
Series B, 4.25%, 3/15/2023 2,162,000 2,339,329
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 1,830,000 1,969,537
11,648,274
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 765,162
Food & Staples Retailing 0.2%
Walmart, Inc. ,
(ICE LIBOR USD 3 Month +
0.23%), 1.43%, 6/23/2021(f) 3,080,000 3,078,911
3.40%, 6/26/2023 120,000 129,561
3,208,472
Food Products 0.1%
Cargill, Inc. ,
1.38%, 7/23/2023(a) 240,000 241,221
Kraft Heinz Foods Co. ,
2.80%, 7/2/2020 133,000 132,745
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 213,330
Mondelez International, Inc. ,
2.13%, 4/13/2023 120,000 122,146
1.50%, 5/4/2025 280,000 278,499
Tyson Foods, Inc. ,
2.25%, 8/23/2021 1,000,000 1,013,174
2,001,115
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co. ,
2.40%, 6/5/2020 2,097,000 2,096,646
(ICE LIBOR USD 3
Month + 0.88%), 2.25%,
12/29/2020(f) 683,000 677,976
3.36%, 6/6/2024 1,000,000 1,063,036
3,837,658
Health Care Providers & Services 1.2%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 959,320
Anthem, Inc. ,
2.50%, 11/21/2020 2,200,000 2,216,168
Cigna Corp. ,
(ICE LIBOR USD 3 Month +
0.65%), 1.49%, 9/17/2021(f) 2,420,000 2,379,176
(ICE LIBOR USD 3 Month +
0.89%), 2.11%, 7/15/2023(f) 7,160,000 6,938,802
3.75%, 7/15/2023 20,000 21,364
CVS Health Corp. ,
(ICE LIBOR USD 3 Month +
0.72%), 1.72%, 3/9/2021(f) 4,980,000 4,969,843
3.70%, 3/9/2023 2,280,000 2,415,901
Humana, Inc. ,
2.50%, 12/15/2020 610,000 612,962
3.15%, 12/1/2022 1,500,000 1,551,297
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.07%), 1.29%,
10/15/2020(f) 2,080,000 2,075,226
2.88%, 12/15/2021 1,000,000 1,029,797
2.38%, 10/15/2022 50,000 51,730
3.50%, 6/15/2023 120,000 130,293
25,351,879
Hotels, Restaurants & Leisure 0.2%
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 2.18%,
12/1/2020(f) 290,000 285,111
(ICE LIBOR USD 3 Month +
0.65%), 1.65%, 3/8/2021(f) 300,000 291,080
McDonald's Corp. ,
3.30%, 7/1/2025 970,000 1,056,826
1.45%, 9/1/2025 60,000 59,892
Sands China Ltd. ,
4.60%, 8/8/2023 2,010,000 2,065,576
3,758,485
Household Products 0.2%
Procter & Gamble Co. (The) ,
2.45%, 3/25/2025 100,000 107,145
2.45%, 11/3/2026 1,220,000 1,333,638
2.80%, 3/25/2027 60,000 65,998
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 1.76%,
6/24/2022(a)(f) 2,100,000 2,059,527
3,566,308
Industrial Conglomerates 0.5%
3M Co. ,
(ICE LIBOR USD 3 Month +
0.30%), 2.00%, 2/14/2024(f) 2,600,000 2,551,248
General Electric Co. ,
3.15%, 9/7/2022 7,000,000 7,163,495
9,714,743
Interactive Media & Services 0.1%
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,025,009
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. ,
1.90%, 8/21/2020 1,500,000 1,506,970
IT Services 0.2%
Visa, Inc. ,
2.20%, 12/14/2020 3,720,000 3,749,809
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 3.41%, 2/1/2024(f) 3,700,000 3,587,007

42 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
(ICE LIBOR USD 3 Month +
0.33%), 1.76%, 10/1/2020(f) 1,650,000 1,650,921
(ICE LIBOR USD 3 Month +
0.63%), 1.85%, 4/15/2024(f) 4,700,000 4,586,065
3.10%, 4/1/2025 2,300,000 2,481,395
Fox Corp. ,
3.05%, 4/7/2025 3,070,000 3,258,104
3.50%, 4/8/2030 430,000 463,930
16,027,422
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 1,000,000 1,024,900
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,230,266
4.13%, 3/12/2024(a) 2,000,000 2,051,622
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 1,928,195
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 604,505
6,839,488
Multiline Retail 0.1%
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,896,345
Multi-Utilities 0.1%
Consolidated Edison, Inc. ,
2.00%, 5/15/2021 1,100,000 1,106,756
Dominion Energy, Inc. ,
2.58%, 7/1/2020(c) 1,200,000 1,200,368
2,307,124
Oil, Gas & Consumable Fuels 2.2%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 906,565
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3 Month +
0.65%), 1.70%, 9/19/2022(f) 1,000,000 959,995
BP Capital Markets plc ,
(ICE LIBOR USD 3 Month +
0.87%), 1.61%, 9/16/2021(f) 590,000 579,078
3.56%, 11/1/2021 2,200,000 2,254,677
Chevron Corp. ,
2.10%, 5/16/2021 320,000 323,608
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,300,000 2,110,603
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 1,840,000 2,083,984
Concho Resources, Inc. ,
4.38%, 1/15/2025 760,000 753,773
Continental Resources, Inc. ,
4.50%, 4/15/2023 850,000 751,719
3.80%, 6/1/2024 1,800,000 1,498,860
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,355,281
5.38%, 5/31/2025 230,000 219,447
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,078,350
Energy Transfer Partners LP ,
4.50%, 11/1/2023 80,000 80,438
Enterprise Products Operating
LLC ,
2.80%, 2/15/2021 5,280,000 5,310,829
Exxon Mobil Corp. ,
1.57%, 4/15/2023 1,940,000 1,964,798
2.99%, 3/19/2025 60,000 64,076
KazMunayGas National Co.
JSC ,
3.88%, 4/19/2022(a) 4,160,000 4,095,520
4.75%, 4/24/2025(a) 500,000 495,778
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,994,924
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 2.10%, 9/9/2022(f) 4,350,000 3,859,658
Occidental Petroleum Corp. ,
Series 1, 4.10%, 2/1/2021 3,200,000 3,056,000
4.85%, 3/15/2021 1,400,000 1,344,000
(ICE LIBOR USD 3 Month +
1.45%), 3.14%, 8/15/2022(f) 2,530,000 1,974,189
Petrobras Global Finance BV ,
6.13%, 1/17/2022 1,510,000 1,543,975
5.30%, 1/27/2025 150,000 145,873
5.75%, 2/1/2029 300,000 285,000
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 1,910,920
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,293,052
Western Midstream Operating
LP ,
(ICE LIBOR USD 3 Month +
0.85%), 2.16%, 1/13/2023(f) 420,000 342,345
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 1,110,000 1,152,163
46,789,478
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,068,290
Pharmaceuticals 0.4%
AstraZeneca plc ,
(ICE LIBOR USD 3 Month +
0.67%), 2.36%, 8/17/2023(f) 2,186,000 2,139,289
Bristol-Myers Squibb Co. ,
2.88%, 8/15/2020(a) 470,000 472,444
2.25%, 8/15/2021(a) 1,845,000 1,875,867
2.60%, 5/16/2022(a) 1,830,000 1,891,327
2.90%, 7/26/2024(a) 80,000 86,584
3.88%, 8/15/2025(a) 30,000 34,178
Elanco Animal Health, Inc. ,
4.66%, 8/27/2021(c) 666,000 681,118
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 413,026

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
GlaxoSmithKline Capital plc ,
(ICE LIBOR USD 3 Month +
0.35%), 2.05%, 5/14/2021(f) 1,500,000 1,497,120
9,090,953
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.70%, 4/15/2025(a) 740,000 815,962
Intel Corp. ,
3.40%, 3/25/2025 1,960,000 2,167,420
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 325,745
NXP BV ,
2.70%, 5/1/2025(a) 50,000 50,555
QUALCOMM, Inc. ,
(ICE LIBOR USD 3 Month +
0.73%), 1.49%, 1/30/2023(f) 2,700,000 2,656,934
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 110,146
6,126,762
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,198,838
Specialty Retail 0.3%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 1.89%, 3/1/2022(f) 1,000,000 987,150
2.50%, 4/15/2027 20,000 21,152
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 2,500,000 2,581,680
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 2,300,000 2,480,449
6,070,431
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.55%, 8/4/2021 1,070,000 1,080,034
Dell International LLC ,
4.42%, 6/15/2021(a) 1,500,000 1,524,359
2,604,393
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 2,510,000 2,644,720
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,808,919
Tobacco 0.4%
Altria Group, Inc. ,
3.49%, 2/14/2022 1,680,000 1,736,876
3.80%, 2/14/2024 1,200,000 1,284,918
BAT Capital Corp. ,
(ICE LIBOR USD 3 Month +
0.88%), 2.57%, 8/15/2022(f) 40,000 38,413
2.76%, 8/15/2022 3,500,000 3,546,191
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 420,000 419,278
Reynolds American, Inc. ,
3.25%, 6/12/2020 500,000 500,531
7,526,207
Trading Companies & Distributors 0.1%
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,537,970
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(a) 1,410,000 1,490,962
Vodafone Group plc ,
(ICE LIBOR USD 3 Month +
0.99%), 2.17%, 1/16/2024(f) 4,349,000 4,238,259
5,729,221
Total Corporate Bonds
(cost $359,463,213)
359,695,041
Exchange Traded Funds 1.2%
Shares
Equity Funds 1.2%
iShares Russell 3000 ETF 151,393 25,387,092
SPDR S&P 500 ETF Trust 1,284 372,977
SPDR S&P MidCap 400 ETF
Trust 199 59,662
0
Total Exchange Traded Funds
(cost $22,857,003)
25,819,731
Foreign Government Securities 1.5%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
5.63%, 1/26/2022 3,060,000 849,150
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a) 1,200,000 330,000
1,179,150
COLOMBIA 0.1%
Republic of Colombia ,
4.38%, 7/12/2021 3,070,000 3,117,616
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,119,960
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,218,744
2.95%, 1/11/2023 2,490,000 2,488,958
3,707,702

44 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Foreign Government Securities
Principal
Amount ($) Value ($)
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 919,312
3.50%, 3/20/2027(a) 1,260,000 1,381,275
2,300,587
MEXICO 0.3%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,270,982
United Mexican States ,
4.00%, 10/2/2023 3,060,000 3,141,120
5,412,102
QATAR 0.2%
State of Qatar ,
2.38%, 6/2/2021(a) 500,000 505,040
Reg. S, 3.88%, 4/23/2023 2,220,000 2,351,584
3.38%, 3/14/2024(a) 760,000 802,124
3,658,748
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 121,670,000 1,752,733
7.65%, 4/10/2030 144,850,000 2,185,900
7.25%, 5/10/2034 2,250,000 33,439
3,972,072
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,624,000
SENEGAL 0.0%
†
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,103,382
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,428,000
4.13%, 10/11/2047(a) 1,970,000 2,213,772
3,641,772
Total Foreign Government Securities
(cost $33,081,834)
30,837,091
Mortgage-Backed Securities 3.6%
FHLMC Gold Pool
Pool# G61374
4.50%, 4/1/2048 494,798 538,950
Pool# G67721
4.50%, 4/1/2049 376,156 412,372
FHLMC UMBS Pool
Pool# ZM6880
4.50%, 6/1/2048 239,030 258,279
Pool# ZS4786
4.50%, 8/1/2048 219,837 237,320
Pool# ZT0474
4.50%, 8/1/2048 72,501 79,344
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZS4791
4.50%, 9/1/2048 775,971 836,341
Pool# ZA5940
4.50%, 11/1/2048 296,383 323,110
Pool# ZT1640
4.50%, 1/1/2049 1,028,491 1,123,667
Pool# ZA6356
4.50%, 2/1/2049 924,507 1,004,137
Pool# ZA6342
4.50%, 3/1/2049 834,939 915,053
Pool# ZA6531
4.50%, 3/1/2049 231,701 252,204
Pool# RA1084
4.50%, 7/1/2049 502,270 546,262
Pool# SD0291
5.00%, 3/1/2050 1,333,960 1,448,204
Pool# RA2389
4.50%, 4/1/2050 397,223 429,021
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 325,689
Pool# BM6224
2.79%, 1/1/2035(b) 739,160 827,393
Pool# BL5767
2.68%, 2/1/2035 200,000 217,220
FNMA
4.50%, 5/14/2050 400,000
434,375
FNMA UMBS Pool
Pool# CA0148
4.50%, 8/1/2047 218,075 234,914
Pool# CA0717
4.50%, 11/1/2047 952,190 1,030,993
Pool# CA1565
4.50%, 4/1/2048 1,064,867 1,147,586
Pool# BM4014
4.50%, 5/1/2048 83,698 91,096
Pool# BJ9257
4.50%, 6/1/2048 393,830 433,010
Pool# CA2047
4.50%, 7/1/2048 611,450 672,278
Pool# CA2055
4.50%, 7/1/2048 372,266 401,854
Pool# CA2199
4.50%, 8/1/2048 996,176 1,095,278
Pool# CA2205
4.50%, 8/1/2048 475,216 512,588
Pool# CA2251
5.00%, 8/1/2048 161,659 175,678
Pool# BK4814
4.50%, 9/1/2048 254,166 274,063
Pool# CA2482
4.50%, 10/1/2048 772,649 848,097
Pool# CA2493
4.50%, 10/1/2048 576,506 621,502
Pool# CA2491
4.50%, 10/1/2048 277,262 299,467
Pool# BK7603
4.50%, 10/1/2048 160,331 175,167
Pool# CA2419
4.50%, 10/1/2048 59,340 63,985

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN1623
4.50%, 11/1/2048 485,469 533,765
Pool# CA2588
4.50%, 11/1/2048 126,838 136,760
Pool# MA3527
5.00%, 11/1/2048 1,007,724 1,095,072
Pool# BN0302
4.50%, 12/1/2048 1,072,302 1,164,796
Pool# CA2805
4.50%, 12/1/2048 989,043 1,067,015
Pool# CA2801
4.50%, 12/1/2048 430,402 468,967
Pool# CA2803
4.50%, 12/1/2048 115,977 125,018
Pool# BN3933
4.50%, 1/1/2049 1,074,302 1,169,365
Pool# BM5317
4.50%, 1/1/2049 362,242 393,443
Pool# CA3092
4.50%, 2/1/2049 1,909,564 2,078,540
Pool# CA3055
4.50%, 2/1/2049 430,748 467,850
Pool# BM5629
4.50%, 2/1/2049 228,198 249,107
Pool# CA3842
4.50%, 7/1/2049 509,346 554,575
Pool# FM1263
4.50%, 7/1/2049 236,934 257,543
Pool# CA4033
4.50%, 8/1/2049 516,715 562,598
Pool# FM1671
4.50%, 10/1/2049 530,755 575,346
Pool# FM2378
4.50%, 1/1/2050 463,090 501,977
Pool# FM2988
4.50%, 2/1/2050 100,000 110,050
Pool# BP2389
4.50%, 4/1/2050 100,000 110,050
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.00%, 5/25/2047 200,000 217,376
2.50%, 5/25/2050 23,800,000 24,790,117
3.00%, 5/25/2050 100,000 105,566
4.50%, 5/25/2050 12,700,000 13,692,188
2.50%, 6/25/2050 600,000 623,943
4.50%, 7/25/2050 2,100,000 2,263,486
GNMA II Pool
Pool# MA5530
5.00%, 10/20/2048 94,589 102,048
Pool# MA5711
4.50%, 1/20/2049 383,769 410,958
Pool# BS1728
4.00%, 1/20/2050 99,582 107,473
Pool# BM7534
3.50%, 2/20/2050 199,361 213,162
Pool# BS1742
4.00%, 2/20/2050 99,724 108,534
Pool# MA6477
4.50%, 2/20/2050 596,673 640,252
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BS1757
4.00%, 3/20/2050 99,864 109,615
Pool# MA6544
4.50%, 3/20/2050 398,532 427,832
Pool# BS8420
4.00%, 4/20/2050 400,000 435,090
GNMA
0.00%, 5/30/2070 (b) 700,000
723,297
GNMA TBA
4.50%, 5/15/2050 1,100,000
1,176,829
Total Mortgage-Backed Securities
(cost $75,463,191)
76,056,100
Purchased Options 0.7%
Number of
Contracts
Call Options 0.1%
Exchange Traded Funds 0.0%
†
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/15/2020 at USD
47.00, American Style,
Notional Amount: USD
2,245,691 Exchange
Traded* 593 56,335
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/15/2020 at USD
80.00, American Style,
Notional Amount: USD
4,491,382 Exchange
Traded* 1,186 13,046
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
70.00, American Style,
Notional Amount: USD
13,405,980 Exchange
Traded* 3,540 109,740
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
42.00, American Style,
Notional Amount: USD
6,702,990 Exchange
Traded* 1,770 392,940
Future Equity Index Options 0.1%
CBOE Volatility Index
5/20/2020 at USD 85.00,
European Style, Notional
Amount: USD 5,020,050
Exchange Traded* 1,470 22,050
CBOE Volatility Index
6/17/2020 at USD 90.00,
European Style, Notional
Amount: USD 4,432,670
Exchange Traded* 1,298 48,026

46 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
CBOE Volatility Index
5/20/2020 at USD 90.00,
European Style, Notional
Amount: USD 4,432,670
Exchange Traded* 1,298 12,980
CBOE Volatility Index
5/27/2020 at USD 32.50,
European Style, Notional
Amount: USD 669,340
Exchange Traded* 196 84,868
CBOE Volatility Index
5/27/2020 at USD 65.00,
European Style, Notional
Amount: USD 1,338,680
Exchange Traded* 392 23,520
CBOE Volatility Index
5/27/2020 at USD 75.00,
European Style, Notional
Amount: USD 4,016,040
Exchange Traded* 1,176 64,680
CBOE Volatility Index
5/6/2020 at USD 80.00,
European Style, Notional
Amount: USD 23,433,730
Exchange Traded* 6,862 34,310
CBOE Volatility Index
5/6/2020 at USD 47.50,
European Style, Notional
Amount: USD 1,939,720
Exchange Traded* 568 21,016
CBOE Volatility Index
5/6/2020 at USD 85.00,
European Style, Notional
Amount: USD 3,879,440
Exchange Traded* 1,136 30,672
CBOE Volatility Index
5/20/2020 at USD 32.50,
European Style, Notional
Amount: USD 669,340
Exchange Traded* 196 90,160
CBOE Volatility Index
5/20/2020 at USD 35.00,
European Style, Notional
Amount: USD 669,340
Exchange Traded* 196 72,520
CBOE Volatility Index
5/20/2020 at USD 65.00,
European Style, Notional
Amount: USD 1,652,860
Exchange Traded* 484 16,940
CBOE Volatility Index
5/20/2020 at USD 45.00,
European Style, Notional
Amount: USD 2,216,335
Exchange Traded* 649 97,350
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
CBOE Volatility Index
6/17/2020 at USD 65.00,
European Style, Notional
Amount: USD 167,335
Exchange Traded* 49 4,165
CBOE Volatility Index
6/17/2020 at USD 35.00,
European Style, Notional
Amount: USD 1,338,680
Exchange Traded* 392 181,104
CBOE Volatility Index
6/17/2020 at USD 45.00,
European Style, Notional
Amount: USD 2,216,335
Exchange Traded* 649 146,025
CBOE Volatility Index
5/13/2020 at USD 42.50,
European Style, Notional
Amount: USD 2,031,925
Exchange Traded* 595 110,075
CBOE Volatility Index
5/13/2020 at USD 80.00,
European Style, Notional
Amount: USD 4,063,850
Exchange Traded* 1,190 38,080
S&P 500 E-Mini Index
5/20/2020 at USD 340.00,
European Style, Notional
Amount: USD 17,474,400
Exchange Traded* 600 1,200
S&P 500 E-Mini Index
5/20/2020 at USD 298.00,
European Style, Notional
Amount: USD 5,824,800
Exchange Traded* 200 60,800
S&P 500 E-Mini Index
5/18/2020 at USD 335.00,
European Style, Notional
Amount: USD 17,474,400
Exchange Traded* 600 3,600
S&P 500 E-Mini Index
5/26/2020 at USD 340.00,
European Style, Notional
Amount: USD 17,474,400
Exchange Traded* 600 3,600
S&P 500 E-Mini Index
5/26/2020 at USD 298.00,
European Style, Notional
Amount: USD 5,824,800
Exchange Traded* 200 93,400
S&P 500 E-Mini Index
5/18/2020 at USD 298.00,
European Style, Notional
Amount: USD 5,824,800
Exchange Traded* 200 53,000

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 47
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
S&P 500 E-Mini Index
5/22/2020 at USD 298.00,
European Style, Notional
Amount: USD 5,824,800
Exchange Traded* 200 93,000
S&P 500 E-Mini Index
5/22/2020 at USD 340.00,
European Style, Notional
Amount: USD 17,474,400
Exchange Traded* 600 3,600
S&P 500 Index 5/15/2020 at
USD 3,495.00, European
Style, Notional Amount:
USD 3,203,673 Exchange
Traded* 11 110
S&P 500 Index 5/29/2020 at
USD 3,510.00, European
Style, Notional Amount:
USD 3,203,673 Exchange
Traded* 11 220
S&P 500 Index 5/20/2020 at
USD 3,500.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 686
S&P 500 Index 5/1/2020 at
USD 3,060.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 295
S&P 500 Index 5/1/2020 at
USD 2,840.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 409,814
S&P 500 Index 5/1/2020 at
USD 2,990.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 4,425
S&P 500 Index 5/1/2020 at
USD 3,075.00, European
Style, Notional Amount:
USD 103,100,022
Exchange Traded* 354 1,770
S&P 500 Index 5/1/2020 at
USD 2,880.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 180,186
S&P 500 Index 5/8/2020 at
USD 3,500.00, European
Style, Notional Amount:
USD 96,110,190 Exchange
Traded* 330 3,300
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
S&P 500 Index 5/4/2020 at
USD 3,100.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 2,360
S&P 500 Index 5/1/2020 at
USD 3,300.00, European
Style, Notional Amount:
USD 43,103,964 Exchange
Traded* 148 740
S&P 500 Index 5/1/2020 at
USD 2,830.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 453,887
S&P 500 Index 5/1/2020 at
USD 3,100.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 590
S&P 500 Index 5/1/2020 at
USD 3,050.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 413
S&P 500 Index 5/1/2020 at
USD 2,900.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 137,647
S&P 500 Index 5/4/2020 at
USD 3,400.00, European
Style, Notional Amount:
USD 64,073,460 Exchange
Traded* 220 1,100
S&P 500 Index 5/15/2020 at
USD 3,550.00, European
Style, Notional Amount:
USD 3,203,673 Exchange
Traded* 11 110
S&P 500 Index 5/15/2020 at
USD 3,600.00, European
Style, Notional Amount:
USD 57,083,628 Exchange
Traded* 196 1,960
S&P 500 Index 5/6/2020 at
USD 3,300.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 245
S&P 500 Index 5/6/2020 at
USD 3,500.00, European
Style, Notional Amount:
USD 69,898,320 Exchange
Traded* 240 1,200

48 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
S&P 500 Index 5/15/2020 at
USD 3,400.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 2,940
S&P 500 Index 5/15/2020 at
USD 3,450.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 672
S&P 500 Index 5/15/2020 at
USD 3,500.00, European
Style, Notional Amount:
USD 212,607,390
Exchange Traded* 730 7,300
S&P 500 Index 5/22/2020 at
USD 3,600.00, European
Style, Notional Amount:
USD 104,556,237
Exchange Traded* 359 7,180
S&P 500 Index 5/15/2020 at
USD 3,525.00, European
Style, Notional Amount:
USD 57,957,357 Exchange
Traded* 199 1,990
S&P 500 Index 5/29/2020 at
USD 3,550.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 1,056
S&P 500 Index 5/29/2020 at
USD 3,225.00, European
Style, Notional Amount:
USD 3,203,673 Exchange
Traded* 11 2,574
S&P 500 Index 5/8/2020 at
USD 3,400.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 490
S&P 500 Index 5/11/2020 at
USD 3,300.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 980
S&P 500 Index 5/4/2020 at
USD 2,880.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 276,061
S&P 500 Index 5/4/2020 at
USD 2,990.00, European
Style, Notional Amount:
USD 85,916,685 Exchange
Traded* 295 96,465
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Equity Index Options
S&P 500 Index 5/4/2020 at
USD 3,075.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 3,540
3,585,108
Put Options 0.6%
Exchange Traded Funds 0.1%
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/15/2020 at USD
37.00, American Style,
Notional Amount: USD
4,491,382 Exchange
Traded* 1,186 263,292
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/15/2020 at USD
29.00, American Style,
Notional Amount: USD
8,982,764 Exchange
Traded* 2,372 35,580
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/15/2020 at USD
27.00, American Style,
Notional Amount: USD
8,982,764 Exchange
Traded* 2,372 16,604
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
46.00, American Style,
Notional Amount: USD
2,234,330 Exchange
Traded* 590 543,390
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
29.00, American Style,
Notional Amount: USD
6,702,990 Exchange
Traded* 1,770 53,100
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
38.00, American Style,
Notional Amount: USD
6,702,990 Exchange
Traded* 1,770 601,800
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
34.00, American Style,
Notional Amount: USD
2,234,330 Exchange
Traded* 590 82,600

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 49
Purchased Options
Number of
Contracts Value ($)
Put Options
Exchange Traded Funds
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
24.00, American Style,
Notional Amount: USD
13,405,980 Exchange
Traded* 3,540 21,240
iPath® Series B S&P 500®
VIX Short-Term FuturesTM
ETN 5/22/2020 at USD
28.00, American Style,
Notional Amount: USD
6,702,990 Exchange
Traded* 1,770 37,170
Future Equity Index Options 0.5%
CBOE Volatility Index
5/27/2020 at USD 32.50,
European Style, Notional
Amount: USD 4,016,040
Exchange Traded* 1,176 399,840
CBOE Volatility Index
5/27/2020 at USD 42.50,
European Style, Notional
Amount: USD 669,340
Exchange Traded* 196 204,036
CBOE Volatility Index
5/27/2020 at USD 25.00,
European Style, Notional
Amount: USD 8,032,080
Exchange Traded* 2,352 174,048
CBOE Volatility Index
5/6/2020 at USD 40.00,
European Style, Notional
Amount: USD 3,879,440
Exchange Traded* 1,136 829,280
CBOE Volatility Index
5/6/2020 at USD 29.00,
European Style, Notional
Amount: USD 7,758,880
Exchange Traded* 2,272 127,232
CBOE Volatility Index
5/13/2020 at USD 37.50,
European Style, Notional
Amount: USD 2,031,925
Exchange Traded* 595 345,100
CBOE Volatility Index
5/20/2020 at USD 27.00,
European Style, Notional
Amount: USD 15,394,820
Exchange Traded* 4,508 405,720
CBOE Volatility Index
5/20/2020 at USD 40.00,
European Style, Notional
Amount: USD 4,432,670
Exchange Traded* 1,298 1,077,340
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
CBOE Volatility Index
5/20/2020 at USD 21.00,
European Style, Notional
Amount: USD 7,058,805
Exchange Traded* 2,067 20,670
CBOE Volatility Index
5/20/2020 at USD 35.00,
European Style, Notional
Amount: USD 2,216,335
Exchange Traded* 649 311,520
CBOE Volatility Index
5/20/2020 at USD 50.00,
European Style, Notional
Amount: USD 2,216,335
Exchange Traded* 649 1,096,810
CBOE Volatility Index
5/20/2020 at USD 25.00,
European Style, Notional
Amount: USD 8,865,340
Exchange Traded* 2,596 129,800
CBOE Volatility Index
5/13/2020 at USD 27.00,
European Style, Notional
Amount: USD 8,127,700
Exchange Traded* 2,380 207,060
CBOE Volatility Index
6/17/2020 at USD 42.50,
European Style, Notional
Amount: USD 1,338,680
Exchange Traded* 392 467,656
CBOE Volatility Index
6/17/2020 at USD 18.00,
European Style, Notional
Amount: USD 8,865,340
Exchange Traded* 2,596 38,940
CBOE Volatility Index
5/13/2020 at USD 35.00,
European Style, Notional
Amount: USD 2,031,925
Exchange Traded* 595 238,000
CBOE Volatility Index
5/13/2020 at USD 32.50,
European Style, Notional
Amount: USD 1,352,340
Exchange Traded* 396 110,880
CBOE Volatility Index
5/13/2020 at USD 47.50,
European Style, Notional
Amount: USD 676,170
Exchange Traded* 198 285,714
S&P 500 E-Mini Index
5/15/2020 at USD 290.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 18,522

50 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/15/2020 at USD 270.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 16,632
S&P 500 E-Mini Index
5/15/2020 at USD 280.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 11,475
S&P 500 E-Mini Index
5/15/2020 at USD 260.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 4,851
S&P 500 E-Mini Index
5/15/2020 at USD 235.00,
European Style, Notional
Amount: USD 3,844,368
Exchange Traded* 132 4,752
S&P 500 E-Mini Index
5/15/2020 at USD 230.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 2,508
S&P 500 E-Mini Index
5/15/2020 at USD 225.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,650
S&P 500 E-Mini Index
5/4/2020 at USD 240.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 66
S&P 500 E-Mini Index
5/4/2020 at USD 243.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 198
S&P 500 E-Mini Index
5/13/2020 at USD 248.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 3,348
S&P 500 E-Mini Index
5/20/2020 at USD 284.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 11,772
S&P 500 E-Mini Index
5/26/2020 at USD 220.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 2,772
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/20/2020 at USD 250.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 4,482
S&P 500 E-Mini Index
6/5/2020 at USD 283.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 17,685
S&P 500 E-Mini Index
5/13/2020 at USD 293.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 14,688
S&P 500 E-Mini Index
5/27/2020 at USD 250.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 8,208
S&P 500 E-Mini Index
5/27/2020 at USD 285.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 17,712
S&P 500 E-Mini Index
5/22/2020 at USD 252.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 7,938
S&P 500 E-Mini Index
5/22/2020 at USD 235.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 4,554
S&P 500 E-Mini Index
5/22/2020 at USD 270.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 11,220
S&P 500 E-Mini Index
5/22/2020 at USD 244.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 5,670
S&P 500 E-Mini Index
5/22/2020 at USD 220.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,914
S&P 500 E-Mini Index
5/22/2020 at USD 233.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 4,092

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 51
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/11/2020 at USD 270.00,
European Style, Notional
Amount: USD 2,883,276
Exchange Traded* 99 9,306
S&P 500 E-Mini Index
5/1/2020 at USD 278.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 132
S&P 500 E-Mini Index
5/11/2020 at USD 235.00,
European Style, Notional
Amount: USD 5,766,552
Exchange Traded* 198 3,564
S&P 500 E-Mini Index
5/11/2020 at USD 275.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 4,521
S&P 500 E-Mini Index
5/11/2020 at USD 251.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 2,538
S&P 500 E-Mini Index
5/11/2020 at USD 240.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,584
S&P 500 E-Mini Index
5/18/2020 at USD 253.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 4,212
S&P 500 E-Mini Index
5/18/2020 at USD 265.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 7,227
S&P 500 E-Mini Index
5/18/2020 at USD 220.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,452
S&P 500 E-Mini Index
5/18/2020 at USD 230.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 2,244
S&P 500 E-Mini Index
5/18/2020 at USD 270.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 18,678
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
6/5/2020 at USD 248.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 9,450
S&P 500 E-Mini Index
5/18/2020 at USD 235.00,
European Style, Notional
Amount: USD 3,844,368
Exchange Traded* 132 6,468
S&P 500 E-Mini Index
5/22/2020 at USD 268.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 8,118
S&P 500 E-Mini Index
5/15/2020 at USD 256.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 5,454
S&P 500 E-Mini Index
5/4/2020 at USD 278.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 5,181
S&P 500 E-Mini Index
5/6/2020 at USD 240.00,
European Style, Notional
Amount: USD 5,766,552
Exchange Traded* 198 1,782
S&P 500 E-Mini Index
5/18/2020 at USD 275.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 10,044
S&P 500 E-Mini Index
5/6/2020 at USD 275.00,
European Style, Notional
Amount: USD 2,883,276
Exchange Traded* 99 8,514
S&P 500 E-Mini Index
5/29/2020 at USD 250.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 7,344
S&P 500 E-Mini Index
5/29/2020 at USD 285.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 21,195
S&P 500 E-Mini Index
5/22/2020 at USD 287.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 14,607

52 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/22/2020 at USD 279.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 15,039
S&P 500 E-Mini Index
5/8/2020 at USD 275.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 4,092
S&P 500 E-Mini Index
5/8/2020 at USD 270.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 5,214
S&P 500 E-Mini Index
5/8/2020 at USD 280.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 6,534
S&P 500 E-Mini Index
5/29/2020 at USD 277.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 16,335
S&P 500 E-Mini Index
5/26/2020 at USD 277.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 14,634
S&P 500 E-Mini Index
5/26/2020 at USD 235.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 5,280
S&P 500 E-Mini Index
5/11/2020 at USD 293.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 12,933
S&P 500 E-Mini Index
5/13/2020 at USD 240.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 2,574
S&P 500 E-Mini Index
5/13/2020 at USD 245.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 3,300
S&P 500 E-Mini Index
6/1/2020 at USD 240.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 5,400
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/11/2020 at USD 286.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 14,175
S&P 500 E-Mini Index
5/26/2020 at USD 270.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 13,200
S&P 500 E-Mini Index
5/26/2020 at USD 242.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 5,994
S&P 500 E-Mini Index
5/18/2020 at USD 287.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 12,339
S&P 500 E-Mini Index
5/13/2020 at USD 283.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 13,554
S&P 500 E-Mini Index
5/8/2020 at USD 235.00,
European Style, Notional
Amount: USD 3,844,368
Exchange Traded* 132 1,848
S&P 500 E-Mini Index
5/8/2020 at USD 245.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,650
S&P 500 E-Mini Index
5/29/2020 at USD 242.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 7,506
S&P 500 E-Mini Index
5/29/2020 at USD 235.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 6,600
S&P 500 E-Mini Index
5/26/2020 at USD 252.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 6,426
S&P 500 E-Mini Index
5/1/2020 at USD 243.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 66

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 53
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 E-Mini Index
5/8/2020 at USD 240.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 1,188
S&P 500 E-Mini Index
5/13/2020 at USD 265.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 11,616
S&P 500 E-Mini Index
5/13/2020 at USD 235.00,
European Style, Notional
Amount: USD 3,844,368
Exchange Traded* 132 2,640
S&P 500 E-Mini Index
5/13/2020 at USD 275.00,
European Style, Notional
Amount: USD 1,922,184
Exchange Traded* 66 11,814
S&P 500 E-Mini Index
6/1/2020 at USD 283.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 15,471
S&P 500 E-Mini Index
6/1/2020 at USD 275.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 15,390
S&P 500 E-Mini Index
6/1/2020 at USD 250.00,
European Style, Notional
Amount: USD 1,572,696
Exchange Traded* 54 8,046
S&P 500 E-Mini Index
5/4/2020 at USD 275.00,
European Style, Notional
Amount: USD 961,092
Exchange Traded* 33 660
S&P 500 E-Mini Index
5/26/2020 at USD 287.00,
European Style, Notional
Amount: USD 786,348
Exchange Traded* 27 15,444
S&P 500 Index 8/21/2020 at
USD 2,800.00, European
Style, Notional Amount:
USD 9,319,776 Exchange
Traded* 32 518,272
S&P 500 Index 7/17/2020 at
USD 2,750.00, European
Style, Notional Amount:
USD 9,611,019 Exchange
Traded* 33 371,745
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/20/2020 at
USD 2,475.00, European
Style, Notional Amount:
USD 34,949,160 Exchange
Traded* 120 92,160
S&P 500 Index 5/20/2020 at
USD 2,550.00, European
Style, Notional Amount:
USD 18,639,552 Exchange
Traded* 64 106,240
S&P 500 Index 5/20/2020 at
USD 2,570.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 57,408
S&P 500 Index 5/1/2020 at
USD 1,725.00, European
Style, Notional Amount:
USD 145,621,500
Exchange Traded* 500 2,500
S&P 500 Index 5/1/2020 at
USD 2,500.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 295
S&P 500 Index 5/1/2020 at
USD 2,690.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 295
S&P 500 Index 5/4/2020 at
USD 2,750.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 12,095
S&P 500 Index 5/4/2020 at
USD 2,375.00, European
Style, Notional Amount:
USD 58,248,600 Exchange
Traded* 200 2,000
S&P 500 Index 5/22/2020 at
USD 2,525.00, European
Style, Notional Amount:
USD 18,639,552 Exchange
Traded* 64 111,168
S&P 500 Index 5/1/2020 at
USD 2,490.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 826
S&P 500 Index 5/1/2020 at
USD 2,480.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 295

54 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/1/2020 at
USD 2,470.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 2,950
S&P 500 Index 5/1/2020 at
USD 2,720.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 590
S&P 500 Index 5/1/2020 at
USD 2,740.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 590
S&P 500 Index 5/1/2020 at
USD 2,450.00, European
Style, Notional Amount:
USD 75,431,937 Exchange
Traded* 259 1,295
S&P 500 Index 5/4/2020 at
USD 2,470.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 1,180
S&P 500 Index 5/4/2020 at
USD 2,585.00, European
Style, Notional Amount:
USD 7,281,075 Exchange
Traded* 25 900
S&P 500 Index 5/1/2020 at
USD 2,430.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 1,180
S&P 500 Index 5/1/2020 at
USD 2,460.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 413
S&P 500 Index 5/1/2020 at
USD 2,420.00, European
Style, Notional Amount:
USD 34,366,674 Exchange
Traded* 118 2,360
S&P 500 Index 5/1/2020 at
USD 2,585.00, European
Style, Notional Amount:
USD 7,281,075 Exchange
Traded* 25 750
S&P 500 Index 5/15/2020 at
USD 2,325.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 27,440
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/15/2020 at
USD 2,340.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 19,600
S&P 500 Index 5/15/2020 at
USD 2,450.00, European
Style, Notional Amount:
USD 186,104,277
Exchange Traded* 639 367,425
S&P 500 Index 5/15/2020 at
USD 2,510.00, European
Style, Notional Amount:
USD 34,949,160 Exchange
Traded* 120 72,360
S&P 500 Index 5/15/2020 at
USD 2,200.00, European
Style, Notional Amount:
USD 42,812,721 Exchange
Traded* 147 27,195
S&P 500 Index 5/4/2020 at
USD 2,720.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 5,900
S&P 500 Index 5/15/2020 at
USD 1,950.00, European
Style, Notional Amount:
USD 24,755,655 Exchange
Traded* 85 6,800
S&P 500 Index 5/6/2020 at
USD 2,100.00, European
Style, Notional Amount:
USD 14,562,150 Exchange
Traded* 50 850
S&P 500 Index 5/15/2020 at
USD 2,590.00, European
Style, Notional Amount:
USD 18,639,552 Exchange
Traded* 64 67,072
S&P 500 Index 5/15/2020 at
USD 2,600.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 63,600
S&P 500 Index 5/4/2020 at
USD 2,100.00, European
Style, Notional Amount:
USD 14,562,150 Exchange
Traded* 50 250
S&P 500 Index 5/4/2020 at
USD 2,520.00, European
Style, Notional Amount:
USD 51,550,011 Exchange
Traded* 177 1,770

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 55
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/15/2020 at
USD 2,540.00, European
Style, Notional Amount:
USD 23,299,440 Exchange
Traded* 80 68,560
S&P 500 Index 5/4/2020 at
USD 2,480.00, European
Style, Notional Amount:
USD 17,183,337 Exchange
Traded* 59 590
S&P 500 Index 5/15/2020 at
USD 2,475.00, European
Style, Notional Amount:
USD 36,696,618 Exchange
Traded* 126 73,710
S&P 500 Index 5/6/2020 at
USD 2,370.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 5,782
S&P 500 Index 5/6/2020 at
USD 2,585.00, European
Style, Notional Amount:
USD 7,281,075 Exchange
Traded* 25 3,000
S&P 500 Index 5/11/2020 at
USD 2,375.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 13,720
S&P 500 Index 5/11/2020 at
USD 2,400.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 7,350
S&P 500 Index 5/8/2020 at
USD 2,390.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 10,780
S&P 500 Index 5/8/2020 at
USD 2,350.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 7,644
S&P 500 Index 5/8/2020 at
USD 2,400.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 3,675
S&P 500 Index 5/8/2020 at
USD 1,800.00, European
Style, Notional Amount:
USD 58,248,600 Exchange
Traded* 200 2,000
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/11/2020 at
USD 2,580.00, European
Style, Notional Amount:
USD 23,299,440 Exchange
Traded* 80 63,280
S&P 500 Index 5/13/2020 at
USD 2,400.00, European
Style, Notional Amount:
USD 14,270,907 Exchange
Traded* 49 17,395
S&P 500 Index 5/13/2020 at
USD 2,530.00, European
Style, Notional Amount:
USD 34,949,160 Exchange
Traded* 120 70,800
S&P 500 Index 5/13/2020 at
USD 2,560.00, European
Style, Notional Amount:
USD 23,299,440 Exchange
Traded* 80 47,200
S&P 500 Index 5/1/2020 at
USD 2,110.00, European
Style, Notional Amount:
USD 14,562,150 Exchange
Traded* 50 250
S&P 500 Index 5/13/2020 at
USD 2,350.00, European
Style, Notional Amount:
USD 28,541,814 Exchange
Traded* 98 24,010
S&P 500 Index 5/13/2020 at
USD 2,610.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 58,080
S&P 500 Index 5/18/2020 at
USD 2,525.00, European
Style, Notional Amount:
USD 23,299,440 Exchange
Traded* 80 81,600
S&P 500 Index 5/18/2020 at
USD 2,575.00, European
Style, Notional Amount:
USD 18,639,552 Exchange
Traded* 64 77,056
S&P 500 Index 5/18/2020 at
USD 2,580.00, European
Style, Notional Amount:
USD 13,979,664 Exchange
Traded* 48 50,400

56 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Equity Index Options
S&P 500 Index 5/18/2020 at
USD 2,500.00, European
Style, Notional Amount:
USD 34,949,160 Exchange
Traded* 120 84,000
11,430,359
Total Purchased Options
(cost $20,935,306) 15,015,467
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 11,576
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 64
11,640
0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*∞ 375 562
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
562
0
Total Rights
(cost $11,576) 12,202
U.S. Treasury Obligations 1.8%
Principal
Amount ($)
U.S. Treasury Bonds
3.00%, 2/15/2049 280,000 396,736
0.00%, 5/15/2049 4,350,000 2,945,651
2.00%, 2/15/2050 3,790,000 4,470,571
U.S. Treasury Inflation Linked
Bonds
1.38%, 2/15/2044 (g)(h) 4,290,000 6,469,176
1.00%, 2/15/2046 (h) 1,830,000 2,592,328
1.00%, 2/15/2049 (h) 11,480,000 15,773,694
0.25%, 2/15/2050 (h) 2,200,000 2,495,434
U.S. Treasury Notes
1.75%, 7/15/2022 70,000 72,373
1.13%, 2/28/2025 50,000 51,895
2.13%, 5/31/2026 1,730,000 1,902,257
1.50%, 2/15/2030 90,000 97,474
Total U.S. Treasury Obligations
(cost $31,141,389)
37,267,589
Short-Term Investments 0.3%
Shares Value ($)
Money Market Funds 0.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.20%  (i)(j) 5,657,674 5,657,674
Total Short-Term Investments
(cost $5,657,674)
5,657,674
Repurchase Agreements   0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $630,090,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $644,172.
(j)(k) 630,090 630,090
Total Repurchase Agreements
(cost $630,090)
630,090
Total Investments
(cost $1,942,560,371) — 95.2%
2,011,154,308
Other assets in excess of
liabilities — 4.8% 102,025,103
NET ASSETS — 100.0%
$ 2,113,179,411

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 57
V1
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$199,059,514 which represents 9.42% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
(d) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $5,899,497, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $5,657,674 and $630,090, respectively, a total value of $6,287,764.
(e) Security or a portion of the security was used as collateral for option contracts written.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(g) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(h) Principal amounts are not adjusted for inflation.
(i) Represents 7-day effective yield as of April 30, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $6,287,764.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
ETN Exchange Traded Note
VIX Chicago Board Options Exchange Volatility Index
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2020
(1)
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread
(%)
(2)
Notional Amount
(3)
Upfront
Payments
(Receipts)
($)
(4)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.87 USD 34,900,000 (114,584) 376,984 262,400
Markit CDX North
American High
Yield Index Series
34-V1 5.00 Quarterly 6/20/2025 6.28 USD 14,770,000 (27,227) (662,273) (689,500)
(141,811) (285,289) (427,100)
(1) The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

58 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
(2) Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4) Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2020 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.38%
semi-annually Pay 8/31/2024 USD 22,808,000 (4,940) 33,396 28,456
3 Month LIBOR
quarterly
0.60%
semi-annually Pay 3/23/2022 USD 26,749,000 3,940 102,087 106,027
3 Month LIBOR
quarterly
0.65%
semi-annually Pay 9/18/2025 USD 5,439,000 – 61,173 61,173
3 Month LIBOR
quarterly
0.66%
semi-annually Pay 9/18/2025 USD 4,220,000 – 50,175 50,175
3 Month LIBOR
quarterly
0.70%
semi-annually Pay 3/23/2025 USD 15,580,000 (12,279) 222,706 210,427
3 Month LIBOR
quarterly
0.77%
semi-annually Pay 3/24/2027 USD 20,750,000 150,879 197,451 348,330
137,600 666,988 804,588
3 Month LIBOR
quarterly
0.84%
semi-annually Receive 9/18/2050 USD 990,000 – (4,207) (4,207)
3 Month LIBOR
quarterly
0.86%
semi-annually Receive 9/18/2050 USD 765,000 (1,500) (5,328) (6,828)
3 Month LIBOR
quarterly
0.90%
semi-annually Receive 3/17/2050 USD 2,254,000 (68) (49,233) (49,301)
3 Month LIBOR
quarterly
1.52%
semi-annually Receive 7/31/2026 USD 31,682,000 94,715 (2,257,673) (2,162,958)
3 Month LIBOR
quarterly
1.55%
semi-annually Receive 6/30/2026 USD 75,279,000 169,627 (5,353,984) (5,184,357)
3 Month LIBOR
quarterly
1.60%
semi-annually Receive 11/15/2026 USD 13,526,000 5,985 (982,792) (976,807)
3 Month LIBOR
quarterly
1.65%
semi-annually Receive 11/15/2026 USD 4,852,000 (13,624) (352,636) (366,260)
3 Month LIBOR
quarterly
1.73%
semi-annually Receive 6/27/2021 USD 22,990,000 – (453,022) (453,022)
255,135 (9,458,875) (9,203,740)
392,735 (8,791,887) (8,399,152)
– – –
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 59
OTC Total return swap contracts outstanding as of April 30, 2020 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Allergan plc OBFR +
0.20% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
At
Termination
Morgan
Stanley
Capital
Services,
Inc.
11/16/2020 USD 326,610 — 32,750 32,750
Central
European
Media
Enterprises
Ltd.
1 month
USD LIBOR
+ 0.29% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 105,240 — 21,464 21,464
E*TRADE
Financial
Corp.
1 month
USD LIBOR
+ 0.21% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/22/2021 USD 70,616 — 3,610 3,610
E*TRADE
Financial
Corp.
1 month
USD LIBOR
+ 0.18% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
3/8/2021 USD 88,932 — 7,213 7,213
El Paso
Electric Co.
OBFR +
0.20% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
At
Termination
Morgan
Stanley
Capital
Services,
Inc.
11/16/2020 USD 137,776 — 1,871 1,871
KEMET Corp. 1 month
USD LIBOR
+ 0.29% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 176,775 — 14,606 14,606
KEMET Corp. 1 month
USD LIBOR
+ 0.15% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 31,549 — 2,609 2,609
Legg Mason,
Inc.
1 month
USD LIBOR
+ 0.58% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 81,000 — 832 832
Liberty Media
Corp-Liberty
SiriusXM
1 month
USD LIBOR
+ 0.15% and
decreases in
total return
of reference
entity
Increases in
total return of
index
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 486,248 — 31,458 31,458

60 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
LogMeIn, Inc. 1 month
USD LIBOR
+ 0.44% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 156,043 — 1,222 1,222
Meet Group,
Inc. (The)
1 month
USD LIBOR
+ 0.30% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
3/15/2021 USD 61,530 — 888 888
Russell 3000
Index
1 month
USD LIBOR
- 0.20% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Bank of
America NA
6/10/2020 USD 243,007,003 — 14,903,313 14,903,313
Russell 3000
Index
1 month
USD LIBOR
- 0.20% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Citigroup
Global
Markets Ltd.
6/22/2020 USD 32,620,850 — 2,000,596 2,000,596
Russell 3000
Index
1 month
USD LIBOR
- 0.20% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Citigroup
Global
Markets Ltd.
6/30/2020 USD 35,644,692 — 2,186,044 2,186,044
Russell 3000
Index
1 month
USD LIBOR
- 0.20% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Citigroup
Global
Markets Ltd.
6/30/2020 USD 28,433,286 — 1,743,778 1,743,778
Russell 3000
Index
1 month
USD LIBOR
+ 0.32% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Citigroup
Global
Markets Ltd.
6/30/2020 USD 18,326,320 — 1,120,015 1,120,015
Russell 3000
Index
1 month
USD LIBOR
+ 0.32% and
decreases in
total return of
index
Increases in
total return of
index
Monthly Citigroup
Global
Markets Ltd.
12/10/2020 USD 434,187,173 — 26,535,393 26,535,393
TD
Ameritrade
Holding Corp.
1 month
USD LIBOR
+ 0.15% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 95,433 — 9,073 9,073
TD
Ameritrade
Holding Corp.
1 month
USD LIBOR
+ 0.20% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 95,110 — 9,040 9,040

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 61
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
Tech Data
Corp.
1 month
USD LIBOR
+ 0.44% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 54,786 — 1,024 1,024
Tech Data
Corp.
1 month
USD LIBOR
+ 0.29% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 20,286 — 380 380
Wright
Medical
Group NV
1 month
USD LIBOR
+ 0.39% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 230,902 — 10,175 10,175
— 48,637,354 48,637,354
Charles
Schwab Corp.
(The)
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.15% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 99,676 — (8,747) (8,747)
Craft Brew
Alliance, Inc.
1 month
USD LIBOR
+ 0.15% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 52,620 — (603) (603)
Fitbit, Inc. 1 month
USD LIBOR
+ 0.15% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 71,183 — (760) (760)
Fitbit, Inc. 1 month
USD LIBOR
+ 0.29% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 73,792 — (792) (792)
Front Yard
Residential
Corp.
1 month
USD LIBOR
+ 0.30% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
3/15/2021 USD 58,343 — (2,330) (2,330)
Sirius XM
Holdings, Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.73% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 556,590 — (64,056) (64,056)

62 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)* Unrealized Value ($)
Taubman
Centers, Inc.
1 month
USD LIBOR
+ 0.58% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 51,626 — (275) (275)
Tiffany & Co. 1 month
USD LIBOR
+ 0.39% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 182,839 — (3,284) (3,284)
WABCO
Holdings, Inc.
1 month
USD LIBOR
+ 0.29% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 150,320 — (947) (947)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.60% and
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/15/2021 USD 96,724 — (3,882) (3,882)
— (85,676) (85,676)
— 48,551,678 48,551,678
* There are no upfront payments (receipts) on the swap contracts listed above.
At April 30, 2020, the Fund had $430,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 6,064,252 USD 4,319,575 Citibank NA 7/16/2020 37,873
Total unrealized appreciation 37,873
BRL 10,150,000 USD 1,932,568 Citibank NA
**
7/16/2020 (75,419)
BRL 6,720,000 USD 1,271,066 JPMorgan Chase Bank NA
**
7/16/2020 (41,506)
USD 3,506,780 RUB 271,547,503 Citibank NA
**
7/16/2020 (112,278)
Total unrealized depreciation (229,203)
Net unrealized depreciation (191,330)
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
RUB Russian ruble
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 63
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 1,036 6/2020 USD 258,106,450 1,861,574
Russell 2000 E-Mini Index 1 6/2020 USD 65,335 6,268
S&P 500 E-Mini Index 2 6/2020 USD 29,025 6
U.S. Treasury 10 Year Note 836 6/2020 USD 116,256,250 4,296,316
3 Month Eurodollar 328 12/2020 USD 81,741,700 1,381,175
7,545,339
Short Contracts
U.S. Treasury 2 Year Note (792) 6/2020 USD (174,580,312) (2,114,557)
U.S. Treasury 5 Year Note (775) 6/2020 USD (97,250,391) (1,925,093)
U.S. Treasury 10 Year Ultra Note (74) 6/2020 USD (11,620,312) (861,948)
U.S. Treasury Long Bond (466) 6/2020 USD (84,360,562) (6,732,639)
U.S. Treasury Ultra Bond (91) 6/2020 USD (20,455,094) (1,524,992)
3 Month Eurodollar (361) 3/2021 USD (90,019,862) (84,246)
3 Month Eurodollar (510) 12/2021 USD (127,149,375) (734,983)
(13,978,458)
(6,433,119)
At April 30, 2020, the Fund had $3,776,960 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Call Options Contracts as of April 30, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
CBOE Volatility Index Exchange Traded 882 USD 3,012,030 USD 47.50 5/20/2020 (105,840)
CBOE Volatility Index Exchange Traded 980 USD 3,346,700 USD 47.50 5/27/2020 (245,000)
CBOE Volatility Index Exchange Traded 882 USD 3,012,030 USD 47.50 6/17/2020 (191,394)
CBOE Volatility Index Exchange Traded 294 USD 1,004,010 USD 50.00 5/20/2020 (29,400)
CBOE Volatility Index Exchange Traded 294 USD 1,004,010 USD 50.00 6/17/2020 (52,920)
CBOE Volatility Index Exchange Traded 1,785 USD 6,095,775 USD 52.50 5/13/2020 (124,950)
CBOE Volatility Index Exchange Traded 2,796 USD 9,548,340 USD 55.00 5/20/2020 (167,760)
CBOE Volatility Index Exchange Traded 1,764 USD 6,024,060 USD 55.00 5/27/2020 (176,400)
CBOE Volatility Index Exchange Traded 1,470 USD 5,020,050 USD 55.00 6/17/2020 (198,450)
CBOE Volatility Index Exchange Traded 2,596 USD 8,865,340 USD 57.50 6/17/2020 (295,944)
CBOE Volatility Index Exchange Traded 1,704 USD 5,819,160 USD 60.00 5/6/2020 (17,040)
CBOE Volatility Index Exchange Traded 572 USD 1,953,380 USD 60.00 5/20/2020 (28,600)
CBOE Volatility Index Exchange Traded 735 USD 2,510,025 USD 62.50 6/17/2020 (70,560)
CBOE Volatility Index Exchange Traded 1,947 USD 6,649,005 USD 70.00 5/20/2020 (58,410)
CBOE Volatility Index Exchange Traded 3,419 USD 11,675,885 USD 70.00 6/17/2020 (239,330)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,482 USD 5,612,334 USD 52.00 5/15/2020 (82,992)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 5,310 USD 20,108,970 USD 52.00 5/22/2020 (525,690)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,229 USD 4,654,223 USD 55.00 5/22/2020 (90,946)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,779 USD 6,737,073 USD 57.00 5/15/2020 (69,381)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,229 USD 4,654,223 USD 60.00 5/22/2020 (65,137)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,482 USD 5,612,334 USD 65.00 5/15/2020 (34,086)
S&P 500 E-Mini Index Exchange Traded 800 USD 23,299,200 USD 307.00 5/18/2020 (55,200)
S&P 500 E-Mini Index Exchange Traded 800 USD 23,299,200 USD 307.00 5/20/2020 (67,200)
S&P 500 E-Mini Index Exchange Traded 800 USD 23,299,200 USD 308.00 5/22/2020 (128,000)
S&P 500 E-Mini Index Exchange Traded 800 USD 23,299,200 USD 308.00 5/26/2020 (80,800)

64 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,850.00 5/1/2020 (338,896)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,860.00 5/1/2020 (295,295)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,890.00 5/1/2020 (158,120)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,910.00 5/1/2020 (99,946)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,910.00 5/4/2020 (142,013)
S&P 500 Index Exchange Traded 57 USD 16,600,851 USD 2,980.00 5/1/2020 (7,125)
S&P 500 Index Exchange Traded 354 USD 103,100,022 USD 3,000.00 5/1/2020 (16,638)
S&P 500 Index Exchange Traded 354 USD 103,100,022 USD 3,000.00 5/4/2020 (95,580)
S&P 500 Index Exchange Traded 118 USD 34,366,674 USD 3,010.00 5/1/2020 (4,602)
S&P 500 Index Exchange Traded 268 USD 78,053,124 USD 3,020.00 5/1/2020 (4,020)
S&P 500 Index Exchange Traded 295 USD 85,916,685 USD 3,030.00 5/4/2020 (25,370)
S&P 500 Index Exchange Traded 220 USD 64,073,460 USD 3,040.00 5/4/2020 (18,700)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 3,040.00 5/15/2020 (59,339)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 3,050.00 5/15/2020 (46,060)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 3,075.00 5/20/2020 (52,920)
S&P 500 Index Exchange Traded 240 USD 69,898,320 USD 3,100.00 5/6/2020 (15,120)
S&P 500 Index Exchange Traded 162 USD 47,181,366 USD 3,100.00 5/15/2020 (68,850)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,125.00 5/15/2020 (22,100)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,125.00 5/22/2020 (57,800)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,150.00 5/15/2020 (15,725)
S&P 500 Index Exchange Traded 48 USD 13,979,664 USD 3,150.00 5/29/2020 (32,640)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 3,175.00 5/29/2020 (44,394)
S&P 500 Index Exchange Traded 196 USD 57,083,628 USD 3,200.00 5/15/2020 (18,620)
S&P 500 Index Exchange Traded 222 USD 64,655,946 USD 3,200.00 5/22/2020 (48,840)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,200.00 5/29/2020 (27,200)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,200.00 6/5/2020 (41,565)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 3,200.00 6/19/2020 (112,700)
S&P 500 Index Exchange Traded 137 USD 39,900,291 USD 3,250.00 5/22/2020 (16,440)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 3,250.00 6/19/2020 (56,100)
S&P 500 Index Exchange Traded 33 USD 9,611,019 USD 3,350.00 5/29/2020 (3,102)
S&P 500 Index Exchange Traded 33 USD 9,611,019 USD 3,590.00 5/15/2020 (165)
S&P 500 Index Exchange Traded 33 USD 9,611,019 USD 3,600.00 5/29/2020 (891)
S&P 500 Index Exchange Traded 33 USD 9,611,019 USD 3,640.00 5/15/2020 (462)
U.S. Treasury 10 Year Note Exchange Traded 85 USD 8,500,000 USD 139.50 5/22/2020 (31,875)
(5,180,643)
Written Put Options Contracts as of April 30, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
CBOE Volatility Index Exchange Traded 4,760 USD 16,255,400 USD 24.00 5/13/2020 (185,640)
CBOE Volatility Index Exchange Traded 2,067 USD 7,058,805 USD 26.00 5/20/2020 (144,690)
CBOE Volatility Index Exchange Traded 4,544 USD 15,517,760 USD 27.00 5/6/2020 (136,320)
CBOE Volatility Index Exchange Traded 2,940 USD 10,040,100 USD 27.00 5/27/2020 (411,600)
CBOE Volatility Index Exchange Traded 1,785 USD 6,095,775 USD 28.00 5/13/2020 (124,950)
CBOE Volatility Index Exchange Traded 294 USD 1,004,010 USD 29.00 6/17/2020 (79,380)
CBOE Volatility Index Exchange Traded 1,785 USD 6,095,775 USD 30.00 5/13/2020 (196,350)
CBOE Volatility Index Exchange Traded 4,629 USD 15,808,035 USD 30.00 5/20/2020 (902,655)
CBOE Volatility Index Exchange Traded 588 USD 2,008,020 USD 30.00 5/27/2020 (135,240)
CBOE Volatility Index Exchange Traded 882 USD 3,012,030 USD 30.00 6/17/2020 (291,060)
CBOE Volatility Index Exchange Traded 3,408 USD 11,638,320 USD 32.50 5/6/2020 (630,480)
CBOE Volatility Index Exchange Traded 441 USD 1,506,015 USD 32.50 5/20/2020 (141,120)
CBOE Volatility Index Exchange Traded 594 USD 2,028,510 USD 40.00 5/13/2020 (457,380)
CBOE Volatility Index Exchange Traded 906 USD 3,093,990 USD 42.50 5/20/2020 (906,000)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 2,372 USD 8,982,764 USD 26.00 5/15/2020 (9,488)

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Investments - 65
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 3,558 USD 13,474,146 USD 31.00 5/15/2020 (138,762)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 5,310 USD 20,108,970 USD 31.00 5/22/2020 (345,150)
iPath® Series B S&P 500® VIX
Short-Term FuturesTM ETN Exchange Traded 1,180 USD 4,468,660 USD 40.00 5/22/2020 (501,500)
S&P 500 E-Mini Index Exchange Traded 45 USD 1,310,580 USD 240.00 5/18/2020 (1,890)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 240.00 5/22/2020 (8,712)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 240.00 5/26/2020 (10,098)
S&P 500 E-Mini Index Exchange Traded 45 USD 1,310,580 USD 245.00 5/15/2020 (2,475)
S&P 500 E-Mini Index Exchange Traded 198 USD 5,766,552 USD 250.00 5/13/2020 (14,058)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 250.00 5/15/2020 (7,920)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 250.00 5/18/2020 (7,128)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 253.00 5/22/2020 (17,028)
S&P 500 E-Mini Index Exchange Traded 198 USD 5,766,552 USD 255.00 5/8/2020 (5,544)
S&P 500 E-Mini Index Exchange Traded 297 USD 8,649,828 USD 255.00 5/11/2020 (10,098)
S&P 500 E-Mini Index Exchange Traded 198 USD 5,766,552 USD 255.00 5/15/2020 (21,384)
S&P 500 E-Mini Index Exchange Traded 165 USD 4,805,460 USD 255.00 5/18/2020 (15,510)
S&P 500 E-Mini Index Exchange Traded 66 USD 1,922,184 USD 255.00 5/22/2020 (12,276)
S&P 500 E-Mini Index Exchange Traded 66 USD 1,922,184 USD 255.00 5/26/2020 (13,794)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 255.00 5/29/2020 (23,661)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 260.00 5/4/2020 (1,683)
S&P 500 E-Mini Index Exchange Traded 297 USD 8,649,828 USD 260.00 5/6/2020 (5,049)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 260.00 5/8/2020 (8,118)
S&P 500 E-Mini Index Exchange Traded 45 USD 1,310,580 USD 260.00 5/11/2020 (1,980)
S&P 500 E-Mini Index Exchange Traded 144 USD 4,193,856 USD 260.00 5/13/2020 (9,792)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 260.00 5/18/2020 (13,446)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 260.00 6/1/2020 (25,758)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 262.00 5/26/2020 (23,409)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 262.00 5/29/2020 (27,054)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 263.00 5/1/2020 (693)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 263.00 5/4/2020 (2,574)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 264.00 5/22/2020 (23,490)
S&P 500 E-Mini Index Exchange Traded 99 USD 2,883,276 USD 265.00 5/8/2020 (5,148)
S&P 500 E-Mini Index Exchange Traded 48 USD 1,397,952 USD 265.00 5/15/2020 (5,808)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 268.00 5/13/2020 (15,066)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 268.00 6/1/2020 (25,677)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 268.00 6/5/2020 (30,780)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 270.00 5/20/2020 (24,219)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 270.00 5/27/2020 (30,942)
S&P 500 E-Mini Index Exchange Traded 48 USD 1,397,952 USD 270.00 5/29/2020 (22,704)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 271.00 5/11/2020 (9,801)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 272.00 5/22/2020 (22,032)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 272.00 5/26/2020 (23,976)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 273.00 5/18/2020 (17,496)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 276.00 5/15/2020 (18,468)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 280.00 5/11/2020 (24,705)
S&P 500 E-Mini Index Exchange Traded 81 USD 2,359,044 USD 280.00 5/13/2020 (18,711)
S&P 500 Index Exchange Traded 85 USD 24,755,655 USD 2,250.00 5/15/2020 (21,250)
S&P 500 Index Exchange Traded 639 USD 186,104,277 USD 2,300.00 6/30/2020 (1,502,928)
S&P 500 Index Exchange Traded 224 USD 65,238,432 USD 2,325.00 6/30/2020 (477,120)
S&P 500 Index Exchange Traded 75 USD 21,843,225 USD 2,335.00 5/1/2020 (900)
S&P 500 Index Exchange Traded 75 USD 21,843,225 USD 2,340.00 5/4/2020 (750)
S&P 500 Index Exchange Traded 75 USD 21,843,225 USD 2,340.00 5/6/2020 (2,625)
S&P 500 Index Exchange Traded 147 USD 42,812,721 USD 2,350.00 5/15/2020 (44,100)

66 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 200 USD 58,248,600 USD 2,475.00 5/4/2020 (2,000)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 2,490.00 5/15/2020 (32,095)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 2,500.00 5/8/2020 (13,720)
S&P 500 Index Exchange Traded 147 USD 42,812,721 USD 2,500.00 5/13/2020 (72,765)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,520.00 5/1/2020 (885)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 2,520.00 5/6/2020 (6,370)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 2,525.00 5/11/2020 (45,080)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,530.00 5/1/2020 (885)
S&P 500 Index Exchange Traded 98 USD 28,541,814 USD 2,540.00 5/8/2020 (22,540)
S&P 500 Index Exchange Traded 200 USD 58,248,600 USD 2,550.00 5/1/2020 (1,000)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 2,550.00 5/8/2020 (11,270)
S&P 500 Index Exchange Traded 49 USD 14,270,907 USD 2,550.00 5/11/2020 (18,767)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,570.00 5/1/2020 (885)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,570.00 5/4/2020 (3,894)
S&P 500 Index Exchange Traded 120 USD 34,949,160 USD 2,575.00 5/20/2020 (223,560)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,600.00 5/1/2020 (885)
S&P 500 Index Exchange Traded 120 USD 34,949,160 USD 2,600.00 5/18/2020 (196,920)
S&P 500 Index Exchange Traded 120 USD 34,949,160 USD 2,610.00 5/15/2020 (171,600)
S&P 500 Index Exchange Traded 80 USD 23,299,440 USD 2,625.00 5/18/2020 (106,400)
S&P 500 Index Exchange Traded 64 USD 18,639,552 USD 2,625.00 5/22/2020 (153,600)
S&P 500 Index Exchange Traded 177 USD 51,550,011 USD 2,630.00 5/4/2020 (5,310)
S&P 500 Index Exchange Traded 120 USD 34,949,160 USD 2,630.00 5/13/2020 (127,200)
S&P 500 Index Exchange Traded 80 USD 23,299,440 USD 2,640.00 5/15/2020 (152,000)
S&P 500 Index Exchange Traded 64 USD 18,639,552 USD 2,650.00 5/20/2020 (136,512)
S&P 500 Index Exchange Traded 80 USD 23,299,440 USD 2,660.00 5/13/2020 (101,760)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,670.00 5/1/2020 (413)
S&P 500 Index Exchange Traded 48 USD 13,979,664 USD 2,670.00 5/20/2020 (96,288)
S&P 500 Index Exchange Traded 64 USD 18,639,552 USD 2,675.00 5/18/2020 (160,640)
S&P 500 Index Exchange Traded 80 USD 23,299,440 USD 2,680.00 5/11/2020 (84,000)
S&P 500 Index Exchange Traded 48 USD 13,979,664 USD 2,680.00 5/18/2020 (85,776)
S&P 500 Index Exchange Traded 64 USD 18,639,552 USD 2,690.00 5/15/2020 (137,280)
S&P 500 Index Exchange Traded 48 USD 13,979,664 USD 2,700.00 5/15/2020 (110,400)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,710.00 5/1/2020 (295)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,710.00 5/4/2020 (3,835)
S&P 500 Index Exchange Traded 48 USD 13,979,664 USD 2,710.00 5/13/2020 (85,920)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,730.00 5/1/2020 (413)
S&P 500 Index Exchange Traded 59 USD 17,183,337 USD 2,740.00 5/4/2020 (6,785)
S&P 500 Index∞ Exchange Traded 33 USD 9,611,019 USD 2,745.00 7/17/2020 (391,179)
S&P 500 Index Exchange Traded 32 USD 9,319,776 USD 2,780.00 8/21/2020 (483,680)
U.S. Treasury 10 Year Note Exchange Traded 85 USD 8,500,000 USD 137.00 5/22/2020 (6,641)
U.S. Treasury 5 Year Note Exchange Traded 242 USD 24,200,000 USD 124.00 5/22/2020 (5,672)
U.S. Treasury 5 Year Note Exchange Traded 93 USD 9,300,000 USD 124.50 5/22/2020 (4,359)
U.S. Treasury 5 Year Note Exchange Traded 5 USD 500,000 USD 124.75 5/22/2020 (312)
(11,669,384)
Total Written Options Contracts (Premiums Received ($25,086,141)) (16,850,027)
∞
Fair Valued Security.
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Assets and Liabilities - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-
Cap Portfolio
Assets:
Investment securities, at value
*
$ 2,010,524,218
Repurchase agreement, at value 630,090
Cash 129,994,727
Restricted cash, collateral for open total return swap contracts 430,000
Deposits with broker for futures contracts 3,776,960
Foreign currencies, at value 384,259
Interest and dividends receivable 3,929,232
Security lending income receivable 9,741
Receivable for investments sold 44,454,344
Swap contracts, at value (Note 2) 48,637,354
Receivable for variation margin on futures contracts 9,755,220
Receivable for variation margin on centrally cleared credit default swap contracts 3,209,694
Unrealized appreciation on forward foreign currency contracts (Note 2) 37,873
Prepaid expenses 39,509
Total Assets 2,255,813,221
Liabilities:
Payable for investments purchased 115,002,069
Payable for capital shares redeemed 3,645,830
Written options, at value 16,850,027
Swap contracts, at value (Note 2) 85,676
Unrealized depreciation on forward foreign currency contracts (Note 2) 229,203
Payable upon return of securities loaned (Note 2) 6,287,764
Accrued expenses and other payables:
Investment advisory fees 368,105
Fund administration fees 72,806
Accounting and transfer agent fees 9,388
Trustee fees 8,663
Compliance program costs (Note 3) 2,904
Professional fees 29,727
Printing fees 31,503
Other 10,145
Total Liabilities 142,633,810
Net Assets $ 2,113,179,411
* Includes value of securities on loan (Note 2) 5,899,497
Cost of investment securities 1,941,930,281
Cost of repurchase agreement 630,090
Cost of foreign currencies 427,065
Premiums of written options (25,086,141)
Represented by:
Capital $ 2,173,564,859
Total distributable earnings (loss) (60,385,448)
Net Assets $ 2,113,179,411

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Statement of Assets and Liabilities - 69
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-
Cap Portfolio
Net Assets:
Class R6 Shares $ 2,113,179,411
Total $ 2,113,179,411
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 217,554,654
Total 217,554,654
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 9.71

70 - Statement of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
Nationwide
Multi-Cap
Portfolio
INVESTMENT INCOME:
Dividend income $ 14,962,602
Interest income 11,585,309
Income from securities lending (Note 2) 56,292
Foreign tax withholding (1,011)
Total Income 26,603,192
EXPENSES:
Investment advisory fees 2,473,890
Fund administration fees 354,160
Professional fees 74,940
Printing fees 13,845
Trustee fees 37,194
Custodian fees 33,974
Offering costs^ 5,392
Income Expense on Short Positions 421
Accounting and transfer agent fees 24,630
Compliance program costs (Note 3) 4,250
Other 25,102
Total Expenses 3,047,798
NET INVESTMENT INCOME 23,555,394
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 3,368,669
Expiration or closing of futures contracts (Note 2) (4,870,853)
Transactions of forward foreign currency contracts (Note 2) (482,755)
Foreign currency transactions (Note 2) (31,938)
Expiration or closing of option contracts written (Note 2) (68,053,003)
Expiration or closing of swap contracts (Note 2) (43,301,940)
Net realized gains (losses) (113,371,820)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (100,827,891)
Futures contracts (Note 2) (7,365,668)
Forward foreign currency contracts (Note 2) (362,755)
Translation of assets and liabilities denominated in foreign currencies (60,134)
Options contracts written (Note 2) 5,202,787
Swap contracts (Note 2) (921,815)
Net change in unrealized appreciation/depreciation (104,335,476)
Net realized/unrealized gains (losses) (217,707,296)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (194,151,902)
^ Amounts are amortized over 12-month period.

Nationwide Mult-Cap Portfolio - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Multi-Cap Portfolio
Six Months Ended
April 30, 2020
(Unaudited)
Period Ended
October 31, 2019(a)
OPERATIONS:
Net investment income $ 23,555,394 $ 41,062,461
Net realized gains (losses) (113,371,820) 57,379,139
Net change in unrealized appreciation/depreciation (104,335,476) 213,875,227
Change in net assets resulting from operations (194,151,902) 312,316,827
Distributions to Shareholders From:
Distributable earnings:
Class R6 (160,376,227) (18,225,011)
Change in net assets from shareholder distributions (160,376,227) (18,225,011)
Change in net assets from capital transactions (27,374,806) 2,200,990,530
Change in net assets (381,902,935) 2,495,082,346
Net Assets:
Beginning of period 2,495,082,346 —
End of period $ 2,113,179,411 $ 2,495,082,346
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 193,782,757 $ 2,463,253,934
Dividends reinvested 160,376,227 18,225,011
Cost of shares redeemed (381,533,790) (280,488,415)
Total Class R6 Shares (27,374,806) 2,200,990,530
Change in net assets from capital transactions $ (27,374,806) $ 2,200,990,530
SHARE TRANSACTIONS:
Class R6 Shares
Issued 22,267,966 238,700,344
Reinvested 13,982,234 1,673,576
Redeemed (33,681,726) (25,387,740)
Total Class R6 Shares 2,568,474 214,986,180
Total change in shares 2,568,474 214,986,180
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from December 7, 2018 (commencement of operations) through October 31, 2019.
The accompanying notes are an integral part of these financial statements.

72 - Financial Highlights - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(c)
Portfolio
Turnover(b)
Nationwide Multi-Cap Portfolio
Class R6 Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .61 0.11 (1.22) (1.11) (0.68) (0.11) (0.79) $ 9 .71 (10.64)% $ 2,113,179,411 0.26% 2.04% 0.26% 36.39%
Period Ended October 31, 2019(d) $ 10 .00 0.21 1.49 1.70 (0.09) — (0.09) $ 11 .61 17.11% $ 2,495,082,346 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6,
2018 through October 31, 2019.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 73
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of April 30,
2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies.
This report contains the financial statements and financial
highlights for the Nationwide Multi-Cap Portfolio ("Multi-Cap
Portfolio" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class R6 shares.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing

74 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 69,544,302 $ – $ 69,544,302
Collateralized Mortgage Obligations – 34,071,392 – 34,071,392
Commercial Mortgage-Backed Securities – 62,654,610 – 62,654,610
Common Stocks 1,293,402,219 – – 1,293,402,219
Convertible Bond – 490,800 – 490,800
Corporate Bonds – 359,695,041 – 359,695,041
Credit Default Swaps* – 376,984 – 376,984
Exchange Traded Funds 25,819,731 – – 25,819,731
Foreign Government Securities – 30,837,091 – 30,837,091
Forward Foreign Currency Contracts – 37,873 – 37,873
Futures Contracts 7,545,339 – – 7,545,339
Interest Rate Swaps* – 666,988 – 666,988
Mortgage-Backed Securities – 76,056,100 – 76,056,100
Purchased Options 15,015,467 – – 15,015,467
Repurchase Agreements – 630,090 – 630,090
Rights   – 12,202 – 12,202

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 75
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Fund did not have overdrawn balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However,
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investments $ 5,657,674 $ – $ – $ 5,657,674
Total Return Swaps* – 48,637,354 – 48,637,354
U.S. Treasury Obligations – 37,267,589 – 37,267,589
Total Assets $ 1,347,440,430 $ 720,978,416 $ – $ 2,068,418,846
Liabilities:
Credit Default Swaps* – (662,273) – (662,273)
Forward Foreign Currency Contracts – (229,203) – (229,203)
Futures Contracts (13,978,458) – – (13,978,458)
Interest Rate Swaps* – (9,458,875) – (9,458,875)
Total Return Swaps* – (85,676) – (85,676)
Written Options (16,458,848) (391,179) – (16,850,027)
Total Liabilities $ (30,437,306) $ (10,827,206) $ – $ (41,264,512)
Total $ 1,317,003,124 $ 710,151,210 $ – $ 2,027,154,334
Amounts designated as “—” are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the six months ended April 30, 2020, the Fund held two rights investments that were categorized as Level 3 investments which were each valued at $0.

76 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The Fund's options contracts written are disclosed in the
Statement of Assets and Liabilities under “Option contracts
written, at value”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains
(losses) from expiration or closing of option contracts written and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Fund's purchased options are disclosed in the Statement
of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statement of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swaptions . The Fund may purchase and write (sell) options
on swap agreements. The Fund entered into put and call
swaptions to gain exposure to and/or hedge against changes
in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An
option on a swap agreement, or a “ swaption ,” is a contract that gives a counterparty the right (but not the obligation)
to enter into a new swap agreement or to shorten, extend,
cancel or otherwise modify an existing swap agreement, at
some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may
write (sell) and purchase put and call swaptions . The Fund may also enter into swaptions on either an asset-based or liability-
based basis, depending on whether the Fund is hedging its

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 77
assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use
of standard options on securities or other instruments. The
Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect
against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a
Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.
When a Fund purchases a swaption, it risks losing only the
amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a
swaption, upon exercise of the option the Fund will become
obligated according to the terms of the underlying agreement.
The Fund’s swaption contracts are disclosed in the Statement of Assets and Liabilities under “Written options, at value”, in a table in the Statement of Investments and in the Statement of
Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in
unrealized appreciation/depreciation in the value of option
contracts written”, as applicable.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into
credit default swap contracts during the
six months ended
April
30, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statement of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Variation margin receivable/payable on centrally cleared credit default swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statement of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments
over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the
counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising
the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap
contract, a Fund’s investment would generate income only in
the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit

78 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of April 30, 2020 are disclosed in the Statement of Investments. The implied credit spread
of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”)
and a Fund’s counterparty on the swap agreement becomes
the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of
Investments and cash deposited is recorded on the Statement
of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses)
in the Statement of Operations.
Total Return Swap Contracts — The Fund entered into total
return swap contracts to obtain exposure to a foreign market and/or foreign index without owning such securities or
investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts
are agreements in which the Fund and the counterparty each
agree to pay the other party the difference between the relative investment performance that would have been achieved if the
notional amount of the total return swap contract had been
invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 79
contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
The Fund's swap agreements are disclosed in the Statement
of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Variation margin
receivable/payable on centrally cleared interest rate swap
contracts” for centrally cleared swaps and in the Statement of
Operations under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized
appreciation/depreciation in the value of swap contracts.”, as applicable.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with
planned purchases or sales of securities denominated in
a foreign currency and/or to hedge the U.S. dollar value of
portfolio securities denominated in a foreign currency, to
express a view on a foreign currency vs the U.S. dollar or
other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Fund's forward foreign currency contracts are disclosed
in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.  Futures contracts are
contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Fund's futures contracts are reflected in the Statement of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statement of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.

80 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of April 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2020:
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 15,015,467
Swap Contracts
(a)
Equity risk Swap contracts, at value 48,637,354
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 37,873
Futures Contracts(b)
Equity risk Receivable for variation margin on futures contracts 6,274
Interest rate risk Receivable for variation margin on futures contracts 7,539,065
Total $ 71,236,033
Liabilities:
Written Options
Equity risk Written options, at value (16,801,168)
Interest rate risk Written options, at value (48,859)
Swap Contracts
(a)
Credit risk
Receivable for variation margin on centrally cleared
swap contracts (285,289)
Equity risk Swap contracts, at value (85,676)
Interest rate risk
Receivable for variation margin on centrally cleared
swap contracts (8,791,887)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (229,203)
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts (13,978,458)
Total $ (40,220,540)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 81
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statement of Operations for the Six
Months Ended April 30, 2020
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (2,841,664)
Interest rate risk (752,755)
Written Options
Equity risk (69,966,338)
Interest rate risk 1,913,335
Swap Contracts
Credit risk (226,821)
Equity risk (39,500,357)
Interest rate risk (3,574,762)
Forward Foreign Currency Contracts
Currency risk (482,755)
Futures Contracts
Equity risk (49,865)
Interest rate risk (4,820,988)
Total $ (120,302,970)
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ (5,906,929)
Interest rate risk (382,045)
Written Options
Equity risk 4,770,55 3
Interest rate risk 4 32 , 234
Swap Contracts
Credit risk (177,130)
Equity risk 6,499,133
Interest rate risk (7,243,818)
Forward Foreign Currency Contracts
Currency risk (362,755)
Futures Contracts
Equity risk 4,001
Interest rate risk (7,369,669)
Total $ (9, 736 , 425 )
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

82 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's average volume of derivative instruments held during the semiannual April 30, 2020:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.
However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At April 30, 2020, the centrally cleared swaps agreements do not provide for a netting arrangement. At April 30, 2020, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statement of Assets and Liabilities."
Multi-Cap Portfolio
Options:
Average Value Purchased $3,828,926
Average Value Written $8,672,682
Average Number of Purchased Option Contracts 15,372
Average Number of Written Option Contracts 19,603
Written Swaptions :
Average Value Written $2,391
Average Number of Written Swaption Contracts 3,080,000
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $3,008,571
Average Notional Balance—Sell Protection $ 11,824,286
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $221,912,571
Average Notional Balance—Pays Float Rate $ 24,040,571
Total Return Swaps:
Average Notional Balance— Receives Float Rate $830,274,014
Average Notional Balance — Pays Float Rate $ 47,405
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $8,531,327
Average Settlement Value Sold $ 4,167,479
Futures Contracts:
Average Notional Balance Long $522,125,423
Average Notional Balance Short $ 607,897,769

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 83
The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and
OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of
April 30, 2020:
TBA
The Fund may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Fund may also enter into TBA sale commitments to hedge
its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short
position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset  Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of  Asset
Derivative
Bank of America NA
Swap Contracts $ 14,903,313 $ — $ — $ 14,903,313
Citibank NA
Forward Foreign
Currency Contracts 37,873 (37,873) — —
Citigroup Global Markets Ltd.
Swap Contracts 33,585,826 — — 33,585,826
JPMorgan Chase Bank NA
Swap Contracts 11,711 (2,330) — 9,381
Morgan Stanley Capital Services, Inc.
Swap Contracts 136,504 (83,346) — 53,158
Total $ 48,675,227 $ (123,549) $ — $ 48,551,678
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Citibank NA
Forward Foreign
Currency Contracts $ (187,697) $ 37,873 $ — $ (149,824)
JPMorgan Chase Bank NA
Forward Foreign
Currency Contracts (41,506) — — (41,506)
Swap Contracts (2,330) 2,330 — —
Total JPMorgan
Chase Bank NA (43,836) 2,330 — (41,506)
Morgan Stanley Capital Services, Inc.
Swap Contracts (83,346) 83,346 — —
Total $ (314,879) $ 123,549 $ — $ (191,330)
Amounts designated as “—” are zero.

84 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
TBA purchase commitment, the Fund realizes a gain or loss
based upon the unit price of the acquisition. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the six months ended April 30, 2020, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3%
of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income" and “Interest income” on
the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference
between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a
percentage the load fee charged to the borrower with respect to the receipt of non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.
Repurchase Agreements
During the six months ended April 30, 2020, the Fund, along
with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi-Cap Portfolio $ 6,287,764

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 85
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
At April 30, 2020, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
During the six months ended April 30, 2020, the Fund, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account
at JPMorgan, the Fund’s custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or
collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and
price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the
collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase
price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
At April 30, 2020, the Fund did not invest in repurchase
agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi-Cap
Portfolio
BNP Paribas
Securities Corp. $ 630,090 $ – $ 630,090 $ (630,090) $ –
Total $ 630,090 $ – $ 630,090 $ (630,090) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

86 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 87
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadvisers for the Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2020, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $354,160 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $4,250.
Subadvisers
Allianz Global Investors U.S. LLC
Blackrock Investment Management. LLC
Western Asset Management Company, LLC
Fee Schedule
Advisory Fee
(annual rate)
Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
FUND Effective Advisory Fee Rate
Multi-Cap Portfolio 0.21%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

88 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statement of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Fund had no borrowings
under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Fund
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, the Fund did not engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Fund’s custody accounts, which are used
to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
Fund
% of Shares
Outstanding
Owned
Multi-Cap Portfolio 100 .00%
Fund Purchases
*
Sales
*
Multi-Cap Portfolio $ 717,975,510 $ 1,092,241,563
* Includes purchases and sales of long-term U.S. Government securities, if any.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 89
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest

90 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Fund adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment
as of November 1, 2019. As a result of the adoption of ASU
2017-08, as of November 1, 2019, the amortized cost basis
of investments was reduced by $(80,276) and unrealized
appreciation of investments was increased by $80,276, but
there was no impact on net assets or overall results from
operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Other
As of April 30, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Fund % of Shares
Number of
Accounts
Multi-Cap Portfolio 62.07% 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Nationwide Multi-Cap Portfolio - April 30, 2020 (Unaudited) - Notes to Financial Statements - 91
Federal Tax Information
As of April 30, 2020, the tax cost of investment (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
 Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This
pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies,
sectors, industries, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing
interdependence among global economies and markets, the
adverse economic effects of COVID-19 in one country or region are increasingly likely to be felt in other countries, including the
U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and
negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi-Cap Portfolio $ 1,925,708,831 $ 277,105,427 $ (175,876,788) $ 101,228,639

92 - Supplemental Information - April 30, 2020 - Nationwide Multi-Cap Portfolio
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Dynamic U.S. Growth Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

Nationwide Multi-Cap Portfolio - April 30, 2020 - Supplemental Information - 93
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide Amundi Strategic
Income Fund, Nationwide Diamond Hill Large Cap Concentrated
Fund, Nationwide Dynamic US Growth Fund, Nationwide Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Multi-Cap Portfolio Fund, and Nationwide Ziegler
Equity Income Fund were shown to pay actual management
fees and to have total expense ratios at levels equal to or lower than their peer group medians, and, other than Nationwide
Multi-Cap Portfolio Fund, to have experienced three-year
performance at or above their peer group medians, or within
the third quintile of their peer group medians. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had launched in December 2018 and additional
time was necessary to evaluate the Funds’ performance.
The Trustees considered, as to Nationwide Bailard Cognitive
Value Fund and Nationwide Geneva Mid Cap Growth Fund,
that each Fund was shown to pay actual management
fees and to have total expense ratios at a level lower than
its peer group median, and that, although each Fund had
underperformed over the three-year period, its investment
performance had improved for the one- and two-year periods
ended at the same date. As to those two Funds, the Trustees
also considered that each has been designated to be subject
to heightened review by the Trustees in the coming year in
light of its investment performance, and that, with respect
to Nationwide Bailard Cognitive Value Fund, the Adviser is
considering recommending changes to the Fund’s subadvisory
arrangements in the coming year. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered, with respect to Nationwide Amundi
Global High Yield Fund, Nationwide Bailard Technology &
Science Fund, Nationwide International Small Cap Fund,
Nationwide Small Company Growth Fund, and Nationwide
U.S. Small Cap Value Fund, that, although each Fund was
shown to pay actual management fees above its peer group
median and in the fourth comparative quintile (or, in the case of Nationwide Small Company Growth Fund and Nationwide
U.S. Small Cap Value Fund, the fifth quintile), each Fund had a total expense ratio at a level at or lower than its peer group median. They considered, with respect to Nationwide Loomis
Short Term Bond Fund, that the Fund was shown to pay actual
management fees at approximately the median of its peer
group, and to have a total expense ratio at a level above the peer group median, but within the third comparative quintile.
They considered that each Fund, other than Nationwide U.S.
Small Cap Value Fund, had achieved performance for the
three-year period (or, if shorter, for the period since the Fund’s inception) above the median of its peers or if below the median, within the third quintile. The Trustees noted that Nationwide
U.S. Small Cap Value Fund’s three-year performance was
in the fourth quintile, specifically in the 64th percentile, and that the Fund had been designated for heightened review in
the coming year in light of that performance. The Trustees
determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.
The Trustees considered that, although each of Nationwide
Emerging Markets Debt Fund, Nationwide Core Plus Bond
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide WCM Focused Small
Cap Fund had relatively high actual management fees and
total expenses (each in the fourth comparative quintile or, with respect to the actual management fees of Nationwide Core
Plus Bond Fund, in the fifth quintile), those fees and expenses were not so high as to preclude continuation of the Fund’s
contractual arrangements, particularly in light of each Fund’s three-year investment performance (or, if shorter, for the period since the Fund’s inception), which was at or above the peer
group median (or, in the case of Nationwide Loomis Core
Bond Fund, slightly below the peer group median, although
the Fund’s performance was generally above median since
the Fund’s current sub-adviser began managing the Fund in

94 - Supplemental Information - April 30, 2020 - Nationwide Multi-Cap Portfolio
November 2017) of its peers. As to Nationwide Core Plus
Bond Fund, the Trustees noted that during 2018 the Adviser
had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders. The
Trustees considered in respect of Nationwide WCM Focused
Small Cap Fund that the Adviser implemented in November
2019 a reduction in its advisory fee and increased the Fund’s expense limitation which have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 25 basis points.
As to Nationwide Long/Short Equity Fund, the Trustees
considered, although the Fund had achieved three-year
investment performance in the third comparative quintile
(slightly below the peer group median), both its actual
management fee and total expense ratio were above the peer
group median (and, in the case of the total expense ratio, in the fifth quintile). The Trustees considered that Management had placed the Fund on heightened review for the coming year in light of its total expense ratio and is exploring options to potentially lower the Fund’s total expense ratio.
As to Nationwide Bond Fund the Trustees noted that the Fund
was shown to pay actual management fees and to have a total
expense ratio at levels within the first quintile of the Fund’s peer group median. The Trustees noted that the Fund had
underperformed the peer group median over the past three
years, and considered Management’s statements regarding the
Fund’s favorable performance as against its benchmark and
regarding the principle reason for the Fund’s underperformance as against its peers, which has been the Fund’s relatively low allocation to corporate credit, which has outperformed.
As to Nationwide Bailard International Equities Fund, the
Trustees noted that, although the Fund’s actual management
fee was above the Fund’s peer group median in the fourth
quintile, the Fund’s total expense ratio was shown to be lower than its peer group median. The considered the Adviser’s
statement that, although the Fund’s performance had
improved somewhat in the most recent year, the Fund has
experience sustained underperformance, and that the Adviser
is considering additional steps to take in the coming year in light of that underperformance.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund and Nationwide
Long/Short Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

Nationwide Multi-Cap Portfolio - April 30, 2020 - Supplemental Information - 95
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Multi Cap Funds - April 30, 2020 (Unaudited) - Management Information - 97
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

98 - Management Information - April 30, 2020 (Unaudited) - Multi Cap Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Multi Cap Funds - April 30, 2020 (Unaudited) - Management Information - 99
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

100 - Market Index Definitions - April 30, 2020 (Unaudited) - Multi Cap Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Multi Cap Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 101
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been o btained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

102 - Market Index Definitions - April 30, 2020 (Unaudited) - Multi Cap Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Multi Cap Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 103
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

104 - Glossary - April 30, 2020 (Unaudited) - Multi Cap Funds
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Multi Cap Funds - April 30, 2020 (Unaudited) - Glossary - 105
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

106 - Glossary - April 30, 2020 (Unaudited) - Multi Cap Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-MCP (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration se rvices, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated
companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive
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Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overviews 3
Shareholder Expense Examples 10
Statements of Investments 13
Statements of Assets and Liabilities 56
Statements of Operations 62
Statements of Changes in Net Assets 65
Financial Highlights 78
Notes to Financial Statements 85
Supplemental Information 111
Management Information 115
Market Index Definitions 118
Glossary 122

Nationwide Mutual Funds - April 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 (Unaudited) - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide AllianzGI International Growth Fund - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
Common Stocks 97.6%
Short-Term Investment 6.7%
Repurchase Agreement 0.7%
Liabilities in excess of other assets
§
(5.0)%
100.0%
Top Industries
2
IT Services 12.8%
Software 8.8%
Internet & Direct Marketing Retail 8.7%
Semiconductors & Semiconductor Equipment 7.4%
Health Care Equipment & Supplies 6.6%
Interactive Media & Services 5.6%
Banks 4.4%
Air Freight & Logistics 4.0%
Electronic Equipment, Instruments & Components 3.2%
Machinery 3.1%
Other Industries
#
35.4%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 6.4%
Ambu A/S, Class B 6.1%
Alibaba Group Holding Ltd., ADR 5.6%
Wix.com Ltd. 5.4%
Tencent Holdings Ltd. 5.0%
ASML Holding NV 4.5%
HDFC Bank Ltd., ADR 3.7%
Netcompany Group A/S 3.4%
StoneCo Ltd., Class A 2.9%
AIA Group Ltd. 2.9%
Other Holdings
#
54.1%
100.0%
Top Countries
2
China 14.1%
Denmark 14.1%
Germany 10.4%
Canada 7.4%
United States 6.4%
Sweden 6.3%
Israel 5.4%
Netherlands 4.5%
Switzerland 4.3%
Australia 3.8%
Other Countries
#
23.3%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 85.0%
Loan Participations 7.2%
Forward Currency Contracts (0.1)%
Other assets in excess of liabilities
§
7.9%
100.0%
Top Industries
2
Hotels, Restaurants & Leisure 8.1%
Metals & Mining 7.0%
Oil, Gas & Consumable Fuels 6.9%
Pharmaceuticals 5.7%
Commercial Services & Supplies 5.4%
Health Care Providers & Services 4.4%
Chemicals 4.4%
Household Durables 4.3%
Food Products 3.9%
Media 3.3%
Other Industries 46.6%
100.0%
Top Holdings
2
American Midstream Partners LP, 9.50%,
12/15/2021 1.7%
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022 1.6%
Enterprise Development Authority (The), 12.00%,
7/15/2024 1.4%
Avation Capital SA, 6.50%, 5/15/2021 1.3%
Freedom Mortgage Corp., 8.13%, 11/15/2024 1.2%
Garda World Security Corp., 9.50%, 11/1/2027 1.1%
Covanta Holding Corp., 6.00%, 1/1/2027 1.1%
MDC Partners, Inc., 6.50%, 5/1/2024 1.1%
Alphabet Holding Co., Inc., Term Loan, 3.90%,
9/26/2024 1.1%
Commercial Metals Co., 5.75%, 4/15/2026 1.1%
Other Holdings 87.3%
100.0%
Top Countries
2
United States 68.7%
Canada 5.3%
Germany 2.9%
Brazil 2.7%
Switzerland 2.1%
Luxembourg 1.9%
Netherlands 1.8%
United Kingdom 1.6%
Mexico 1.4%
Chile 1.4%
Other Countries 10.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 57.4%
Collateralized Mortgage Obligations 13.1%
Asset-Backed Securities 6.9%
Loan Participations 6.4%
Credit Default Swaps 4.1%
Commercial Mortgage-Backed Securities 3.7%
Convertible Bonds 1.9%
Foreign Government Security 1.0%
Supranational 0.6%
Forward Currency Contracts
†
(0.0)%
Futures Contracts (1.7)%
Other assets in excess of liabilities
§
6.6%
100.0%
Top Industries
2
Banks 8.2%
Oil, Gas & Consumable Fuels 6.9%
Insurance 5.3%
Diversified Telecommunication Services 3.9%
Hotels, Restaurants & Leisure 3.2%
Consumer Finance 3.2%
Internet & Direct Marketing Retail 3.0%
Capital Markets 2.3%
Electronic Equipment, Instruments & Components 2.1%
Media 2.0%
Other Industries 59.9%
100.0%
Top Holdings
2
Verizon Communications, Inc., 1.50%, 9/19/2039 1.8%
Expedia Group, Inc., 3.25%, 2/15/2030 1.3%
Chubb INA Holdings, Inc., 0.88%, 12/15/2029 1.3%
Flex Ltd., 4.88%, 6/15/2029 1.3%
State of Qatar, 4.82%, 3/14/2049 1.1%
Citrix Systems, Inc., 3.30%, 3/1/2030 1.1%
Farmers Exchange Capital III, 5.45%, 10/15/2054 1.1%
Booking Holdings, Inc., 4.63%, 4/13/2030 1.1%
UniCredit SpA , 5.86%, 6/19/2032 1.0%
Sumitomo Mitsui Financial Group, Inc., 3.20%,
9/17/2029 1.0%
Other Holdings 87.9%
100.0%
Top Countries
2
United States 75.4%
Bermuda 3.9%
Italy 2.7%
Switzerland 2.2%
United Kingdom 2.0%
Canada 1.5%
Cayman Islands 1.3%
Mexico 1.2%
Qatar 1.1%
Ireland 1.1%
Other Countries 7.6%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 97.8%
Exchange Traded Fund 0.7%
Other assets in excess of liabilities 1.5%
100.0%
Top Industries
2
Pharmaceuticals 11.7%
Banks 7.0%
Insurance 4.9%
Food Products 3.9%
Automobiles 3.6%
Health Care Equipment & Supplies 3.5%
Chemicals 3.4%
Metals & Mining 3.0%
Capital Markets 3.0%
Construction & Engineering 3.0%
Other Industries 53.0%
100.0%
Top Holdings
2
Roche Holding AG 2.9%
Nestle SA (Registered) 2.3%
Novartis AG (Registered) 1.7%
Schneider Electric SE 1.5%
AstraZeneca plc, ADR 1.4%
CSL Ltd. 1.4%
Eiffage SA 1.4%
GlaxoSmithKline plc 1.3%
Novo Nordisk A/S, Class B 1.2%
Allianz SE (Registered) 1.2%
Other Holdings 83.7%
100.0%
Top Countries
2
Japan 24.0%
United Kingdom 10.4%
France 10.3%
Switzerland 9.7%
Germany 7.9%
Australia 6.8%
Netherlands 5.5%
Hong Kong 3.2%
Ireland 1.9%
Singapore 1.7%
Other Countries 18.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Emerging Markets Debt Fund - April 30, 2020 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Foreign Government Securities 69.3%
Corporate Bonds 24.8%
Asset-Backed Security 0.4%
Forward Currency Contracts
†
0.0%
Other assets in excess of liabilities
§
5.5%
100.0%
Top Countries
2
Mexico 8.4%
Brazil 7.1%
Russia 6.6%
Indonesia 6.4%
South Africa 6.2%
Qatar 5.2%
Thailand 4.0%
Ukraine 3.6%
Chile 3.5%
Peru 3.0%
Other Countries 46.0%
100.0%
Top Industries
2
Banks 6.1%
Oil, Gas & Consumable Fuels 3.6%
Chemicals 2.0%
Electric Utilities 1.7%
Real Estate Management & Development 1.4%
Construction & Engineering 1.4%
Automobiles 1.2%
Diversified Telecommunication Services 1.2%
Consumer Finance 1.2%
Wireless Telecommunication Services 1.1%
Other Industries 79.1%
100.0%
Top Holdings
2
Federative Republic of Brazil, 10.00%, 1/1/2025 4.7%
Republic of South Africa, 8.25%, 3/31/2032 4.0%
Kingdom of Thailand, 1.25%, 3/12/2028 3.3%
Tesoreria General de LA Republica, 4.50%, 3/2/2025 3.1%
State of Qatar, 4.82%, 3/14/2049 2.7%
State of Qatar, 4.50%, 4/23/2028 2.5%
Mex Bonos Desarr Fix Rt, 5.75%, 3/5/2026 2.3%
Ukraine Government Bond, 7.75%, 9/1/2023 2.2%
Bonos de la Tesoreria, 5.94%, 2/12/2029 2.2%
Malaysia Government Bond, 3.91%, 7/15/2026 2.2%
Other Holdings 70.8%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Global Sustainable Equity Fund
Asset Allocation
1
Common Stocks 99.4%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Software 6.8%
Pharmaceuticals 6.3%
Internet & Direct Marketing Retail 6.0%
Insurance 4.9%
Banks 4.5%
Entertainment 4.3%
Oil, Gas & Consumable Fuels 4.3%
Chemicals 4.3%
Capital Markets 4.0%
Biotechnology 3.7%
Other Industries 50.9%
100.0%
Top Holdings
2
Microsoft Corp. 4.1%
Amazon.com, Inc. 3.9%
UnitedHealth Group, Inc. 2.5%
Sony Corp. 2.4%
Ecolab, Inc. 2.3%
TJX Cos., Inc. (The) 2.2%
T. Rowe Price Group, Inc. 2.1%
Bio-Rad Laboratories, Inc., Class A 2.0%
Linde plc 1.9%
Takeda Pharmaceutical Co. Ltd. 1.9%
Other Holdings 74.7%
100.0%
Top Countries
2
United States 54.2%
Japan 10.4%
United Kingdom 10.2%
China 4.2%
Switzerland 3.0%
Germany 2.9%
Netherlands 2.7%
Denmark 2.4%
Norway 1.6%
Finland 1.4%
Other Countries 7.0%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide International Small Cap Fund - April 30, 2020 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 96.5%
Short-Term Investment 3.2%
Exchange Traded Fund 1.7%
Repurchase Agreement 0.4%
Rights
†
0.0%
Liabilities in excess of other assets (1.8)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 6.4%
IT Services 5.4%
Real Estate Management & Development 5.3%
Machinery 5.1%
Semiconductors & Semiconductor Equipment 4.6%
Biotechnology 4.5%
Food Products 3.3%
Capital Markets 3.3%
Banks 3.1%
Chemicals 3.0%
Other Industries
#
56.0%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.1%
DiaSorin SpA 1.9%
iShares MSCI EAFE Small-Cap ETF 1.6%
Tecan Group AG (Registered) 1.4%
Abcam plc 1.3%
Nippon Accommodations Fund, Inc. 1.1%
Comforia Residential REIT, Inc. 1.1%
Wix.com Ltd. 1.1%
Catena AB 1.0%
Clarivate Analytics plc 1.0%
Other Holdings
#
85.4%
100.0%
Top Countries
2
Japan 20.6%
United Kingdom 13.9%
Italy 6.6%
United States 5.6%
Australia 5.1%
Sweden 4.8%
Taiwan 3.9%
France 3.8%
Netherlands 3.8%
China 3.4%
Other Countries
#
28.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

10 - Shareholder Expense Examples - April 30, 2020 (Unaudited) - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2019 through April 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide AllianzGI International Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,018.40 5.27 1.05
Hypothetical
(a)(b)
1,000.00 1,019.64 5.27 1.05
Class R6 Shares
Actual
(a)
1,000.00 1,020.10 3.62 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Eagle Class Shares
Actual
(a)
1,000.00 1,019.50 4.17 0.83
Hypothetical
(a)(b)
1,000.00 1,020.74 4.17 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,018.50 4.87 0.97
Hypothetical
(a)(b)
1,000.00 1,020.04 4.87 0.97

International Funds - April 30, 2020 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 857.60 4.48 0.97
Hypothetical
(a)(b)
1,000.00 1,020.04 4.87 0.97
Class C Shares
Actual
(a)
1,000.00 854.30 8.11 1.76
Hypothetical
(a)(b)
1,000.00 1,016.11 8.82 1.76
Class R6 Shares
Actual
(a)
1,000.00 858.90 3.24 0.70
Hypothetical
(a)(b)
1,000.00 1,021.38 3.52 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 858.50 3.70 0.80
Hypothetical
(a)(b)
1,000.00 1,020.89 4.02 0.80
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 857.10 3.88 0.84
Hypothetical
(a)(b)
1,000.00 1,020.69 4.22 0.84
Class C Shares
Actual
(a)
1,000.00 853.50 7.42 1.61
Hypothetical
(a)(b)
1,000.00 1,016.86 8.07 1.61
Class R6 Shares
Actual
(a)
1,000.00 857.80 2.31 0.50
Hypothetical
(a)(b)
1,000.00 1,022.38 2.51 0.50
Institutional Service Class Shares
Actual
(a)
1,000.00 859.90 2.82 0.61
Hypothetical
(a)(b)
1,000.00 1,021.83 3.07 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 857.50 5.77 1.25
Hypothetical
(a)(b)
1,000.00 1,018.65 6.27 1.25
Class C Shares
Actual
(a)
1,000.00 853.90 9.26 2.01
Hypothetical
(a)(b)
1,000.00 1,014.87 10.07 2.01
Class M Shares
Actual
(a)
1,000.00 857.80 4.20 0.91
Hypothetical
(a)(b)
1,000.00 1,020.34 4.57 0.91
Class R6 Shares
Actual
(a)
1,000.00 857.80 4.20 0.91
Hypothetical
(a)(b)
1,000.00 1,020.34 4.57 0.91
Institutional Service Class Shares
Actual
(a)
1,000.00 858.90 4.44 0.96
Hypothetical
(a)(b)
1,000.00 1,020.09 4.82 0.96
Nationwide Emerging Markets Debt Fund
Class A Shares
Actual
(a)
1,000.00 863.90 5.33 1.15
Hypothetical
(a)(b)
1,000.00 1,019.14 5.77 1.15
Class C Shares
Actual
(a)
1,000.00 861.20 8.98 1.94
Hypothetical
(a)(b)
1,000.00 1,015.22 9.72 1.94
Class R6 Shares
Actual
(a)
1,000.00 865.00 4.17 0.90
Hypothetical
(a)(b)
1,000.00 1,020.39 4.52 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 865.80 4.18 0.90
Hypothetical
(a)(b)
1,000.00 1,020.39 4.52 0.90

12 - Shareholder Expense Examples - April 30, 2020 (Unaudited) - International Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 925.20 6.22 1.30
Hypothetical
(a)(b)
1,000.00 1,018.40 6.52 1.30
Class C Shares
Actual
(a)
1,000.00 921.10 10.03 2.10
Hypothetical
(a)(b)
1,000.00 1,014.42 10.52 2.10
Class R6 Shares
Actual
(a)
1,000.00 926.60 4.55 0.95
Hypothetical
(a)(b)
1,000.00 1,020.14 4.77 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 926.50 4.89 1.02
Hypothetical
(a)(b)
1,000.00 1,019.79 5.12 1.02
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 867.70 5.80 1.25
Hypothetical
(a)(b)
1,000.00 1,018.65 6.27 1.25
Class R6 Shares
Actual
(a)
1,000.00 868.80 4.60 0.99
Hypothetical
(a)(b)
1,000.00 1,019.94 4.97 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 868.40 5.16 1.11
Hypothetical
(a)(b)
1,000.00 1,019.34 5.57 1.11
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1,
2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide AllianzGI International Growth Fund - April 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks 97.6%
Shares Value ($)
ARGENTINA 2.3%
Internet & Direct Marketing Retail 2.3%
MercadoLibre, Inc. * 8,954 5,224,749
AUSTRALIA 4.0%
Beverages 0.4%
Treasury Wine Estates Ltd. 144,810 953,793
Biotechnology 1.1%
CSL Ltd. 12,575 2,492,563
Hotels, Restaurants & Leisure 2.5%
Domino's Pizza Enterprises Ltd. 148,353 5,579,744
9,026,100
BRAZIL 3.1%
IT Services 3.1%
StoneCo Ltd., Class A *(a) 267,735 7,062,849
CANADA 7.7%
Food & Staples Retailing 2.1%
Alimentation Couche-Tard, Inc.,
Class B 170,048 4,744,901
IT Services 2.5%
Shopify, Inc., Class A * 9,450 5,975,140
Road & Rail 0.8%
Canadian National Railway Co. 21,241 1,756,566
Software 2.3%
Constellation Software, Inc. 5,395 5,187,951
17,664,558
CHINA 14.9%
Diversified Consumer Services 0.8%
TAL Education Group, ADR * 34,192 1,852,864
Entertainment 2.2%
Tencent Music Entertainment
Group, ADR * 430,352 4,910,316
Interactive Media & Services 6.1%
Tencent Holdings Ltd. 225,183 11,946,658
Weibo Corp., ADR *(a) 47,365 1,777,608
13,724,266
Internet & Direct Marketing Retail 5.8%
Alibaba Group Holding Ltd.,
ADR * 65,789 13,333,457
33,820,903
DENMARK 14.9%
Air Freight & Logistics 2.8%
DSV PANALPINA A/S 62,073 6,416,969
Health Care Equipment & Supplies 7.1%
Ambu A/S, Class B 466,710 14,615,410
Coloplast A/S, Class B 8,045 1,270,471
15,885,881
Pharmaceuticals 1.4%
Novo Nordisk A/S, Class B 51,099 3,262,878
Software 3.6%
Netcompany Group A/S Reg. S
*(b) 158,897 8,213,479
33,779,207
Common Stocks
Shares Value ($)
GERMANY 10.9%
Diversified Financial Services 1.3%
GRENKE AG (a) 41,377 2,904,676
Internet & Direct Marketing Retail 0.9%
Zalando SE Reg. S *(b) 43,107 2,099,015
IT Services 2.1%
Bechtle AG 33,150 4,804,416
Semiconductors & Semiconductor Equipment 2.9%
Infineon Technologies AG 366,341 6,806,986
Software 2.7%
SAP SE 51,007 6,083,491
Textiles, Apparel & Luxury Goods 1.0%
adidas AG 9,827 2,249,384
24,947,968
HONG KONG 3.1%
Insurance 3.1%
AIA Group Ltd. 769,079 7,000,505
INDIA 3.9%
Banks 3.9%
HDFC Bank Ltd., ADR 206,635 8,957,627
INDONESIA 1.1%
Banks 0.7%
Bank Central Asia Tbk. PT 955,068 1,658,318
Specialty Retail 0.4%
Ace Hardware Indonesia Tbk.
PT 9,378,474 957,511
2,615,829
IRELAND 2.0%
Airlines 0.8%
Ryanair Holdings plc, ADR * 29,362 1,863,606
Building Products 1.2%
Kingspan Group plc 54,941 2,802,266
2,802,266
4,665,872
ISRAEL 5.6%
IT Services 5.6%
Wix.com Ltd. * 98,343 12,864,248
JAPAN 3.5%
Electronic Equipment, Instruments & Components 2.1%
Keyence Corp. 13,794 4,955,690
Trading Companies & Distributors 1.4%
MonotaRO Co. Ltd. 97,802 3,145,083
8,100,773
NETHERLANDS 4.7%
Semiconductors & Semiconductor Equipment 4.7%
ASML Holding NV 36,423 10,819,410
NEW ZEALAND 1.3%
Air Freight & Logistics 1.3%
Mainfreight Ltd. (a) 137,751 3,040,284
PHILIPPINES 0.4%
Hotels, Restaurants & Leisure 0.4%
Jollibee Foods Corp. 306,628 865,321

14 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA 1.4%
Diversified Financial Services 1.4%
PSG Group Ltd. 379,071 3,256,017
SWEDEN 6.6%
Building Products 0.6%
Assa Abloy AB, Class B (a) 81,645 1,470,064
Chemicals 1.3%
Hexpol AB * 403,658 2,941,413
Electronic Equipment, Instruments & Components 1.1%
Hexagon AB, Class B * 52,101 2,594,123
Machinery 2.1%
Atlas Copco AB, Class A 85,307 2,959,710
Epiroc AB, Class A 158,115 1,586,748
4,546,458
Trading Companies & Distributors 1.5%
AddTech AB, Class B 127,026 3,472,475
15,024,533
SWITZERLAND 4.6%
Capital Markets 1.5%
Partners Group Holding AG 4,080 3,216,281
Chemicals 1.3%
Sika AG (Registered) 17,400 2,882,020
Machinery 1.1%
VAT Group AG Reg. S *(b) 15,674 2,588,454
Software 0.7%
Temenos AG (Registered) * 13,111 1,708,454
10,395,209
UNITED KINGDOM 1 .6%
Industrial Conglomerates 1.6%
DCC plc 51,321 3,661,253
Total Common Stocks
(cost $210,628,651) 222,793,215
Short-Term Investment 6.7%
Shares Value ($)
Money Market Fund 6.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%,
(c)(d) 15,258,610 15,258,610
Total Short-Term Investment
(cost  $15,258,610) 15,258,610
Repurchase Agreement 0.7%
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $1,699,338,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,737,316.
(d)(e) 1,699,337 1,699,337
Total Repurchase Agreement
(cost $1,699,337) 1,699,337
Total Investments
(cost $227,586,598)   — 105.0% 239,751,162
Liabilities in excess of other assets — (5.0)% (11,465,685)
NET ASSETS — 100.0%
$ 228,285,477
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $15,782,512, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $15,258,610 and $1,699,337, respectively, a
total value of $16,957,947.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$12,900,948 which represents 5.65% of net assets.
(c) Represents 7-day effective yield as of April 30, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $16,957,947.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Global High Yield Fund - April 30, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds 85.0%
Principal
Amount ($) Value ($)
ARGENTINA 1.0%
Electric Utilities 1.0%
Pampa Energia SA,
7.50%, 1/24/2027(a) 1,230,000 745,380
Stoneway Capital Corp.,
10.00%, 3/1/2027(a),(b) 1,625,045 239,710
$ 985,090
BRAZIL 2.5%
Banks 0.9%
Banco BTG Pactual SA
5.50%, 1/31/2023(a) 400,000 389,504
4.50%, 1/10/2025(a) 475,000 444,125
833,629
Food Products 0.7%
Minerva Luxembourg SA,
5.88%, 1/19/2028(a) 800,000 736,000
Independent Power and Renewable Electricity Producers
0.9%
Cemig Geracao e
Transmissao SA, 9.25%,
12/5/2024(a) 860,000 896,120
2,465,749
CANADA 5.0%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.88%,
4/15/2027(a) 326,000 211,085
Chemicals 0.6%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 693,000 554,400
Commercial Services & Supplies 1.7%
Garda World Security
Corp., 9.50%,
11/1/2027(a) 991,000 991,000
GFL Environmental, Inc.
7.00%, 6/1/2026(a) 63,000 65,589
8.50%, 5/1/2027(a) 536,000 584,878
1,641,467
Energy Equipment & Services 0.7%
Tervita Corp., 7.63%,
12/1/2021(a) 996,000 657,360
Household Durables 0.7%
Brookfield Residential
Properties, Inc.
6.25%, 9/15/2027(a) 620,000 567,300
4.88%, 2/15/2030(a) 150,000 123,180
690,480
Oil, Gas & Consumable Fuels 1.1%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 736,000 279,680
MEG Energy Corp.
7.00%, 3/31/2024(a) 386,000 274,060
7.13%, 2/1/2027(a) 250,000 172,500
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
Parkland Fuel Corp.,
5.88%, 7/15/2027(a) 330,000 316,800
1,043,040
4,797,832
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(c) 545,000 329,725
CHILE 1.3%
Airlines 0.5%
Latam Finance Ltd.
6.88%, 4/11/2024(a) 136,000 56,440
7.00%, 3/1/2026(a) 935,000 388,025
444,465
Wireless Telecommunication Services 0.8%
Kenbourne Invest SA,
6.88%, 11/26/2024(a) 865,000 808,775
1,253,240
CYPRUS 0.5%
Consumer Finance 0.5%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 860,000 434,300
FRANCE 0.7%
Diversified Telecommunication Services 0.3%
Altice France SA, 2.13%,
2/15/2025(a) EUR 335,000 341,412
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(a) 270,000 300,096
Road & Rail 0.1%
Kapla Holding SAS,
3.38%, 12/15/2026(a) 140,000 130,790
772,298
GERMANY 2.6%
Machinery 0.6%
Platin 1426 GmbH, 5.38%,
6/15/2023(a) 685,000 641,662
Paper & Forest Products 0.5%
Mercer International, Inc.,
7.38%, 1/15/2025 535,000 512,477
Pharmaceuticals 1.5%
Cheplapharm Arzneimittel
GmbH, 3.50%,
2/11/2027(a) 595,000 638,012
Nidda BondCo GmbH,
5.00%, 9/30/2025(a) 300,000 309,977

16 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Pharmaceuticals
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(a) EUR 490,000 519,161
1,467,150
2,621,289
INDONESIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Medco Oak Tree Pte. Ltd.,
7.38%, 5/14/2026(a) 310,000 195,307
ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 863,625
ITALY 1.1%
Household Durables 0.5%
International Design
Group SpA, 6.50%,
11/15/2025(a) 530,000 493,100
Pharmaceuticals 0.6%
Rossini Sarl, 6.75%,
10/30/2025(a) 530,000 611,327
1,104,427
LUXEMBOURG 1.8%
Chemicals 0.7%
INEOS Finance plc,
2.88%, 5/1/2026(a) 710,000 735,149
Diversified Telecommunication Services 0.4%
Altice France Holding SA,
6.00%, 2/15/2028(a) 400,000 363,920
Food Products 0.7%
FAGE International SA,
5.63%, 8/15/2026(a) 710,000 656,750
1,755,819
MEXICO 1.3%
Airlines 0.1%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a) 315,000 118,125
Construction Materials 0.5%
Cemex SAB de CV,
5.45%, 11/19/2029(a) 610,000 503,250
Consumer Finance 0.5%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a) 1,180,000 515,070
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a) 475,000 185,962
1,322,407
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS 1.7%
Commercial Services & Supplies 0.6%
Q-Park Holding I BV,
2.00%, 3/1/2027(a) EUR 565,000 561,731
Media 0.5%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(a) 455,000 468,695
Professional Services 0.6%
Intertrust Group BV,
3.38%, 11/15/2025(a) 580,000 632,606
1,663,032
NIGERIA 1.2%
Construction & Engineering 0.7%
IHS Netherlands Holdco
BV
7.13%, 3/18/2025(a) 400,000 364,080
8.00%, 9/18/2027(a) 320,000 291,200
655,280
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum
Development Co. plc,
9.25%, 4/1/2023(a) 650,000 520,000
1,175,280
PORTUGAL 0.3%
Airlines 0.3%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) 400,000 265,797
RUSSIA 0.3%
Banks 0.3%
Sovcombank, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(a)(d)(e) 325,000 268,502
SINGAPORE 1.2%
Consumer Finance 1.2%
Avation Capital SA, 6.50%,
5/15/2021(a) 1,395,000 1,171,800
SWITZERLAND 2.0%
Auto Components 0.4%
Garrett LX I Sarl, 5.13%,
10/15/2026(a) 535,000 386,945
Capital Markets 1.6%
UBS Group AG, (USD
Swap Semi 5 Year
+ 4.34%), 7.00%,
1/31/2024(a)(d)(e) 665,000 679,962
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,112,000 886,820
1,566,782
1,953,727

Nationwide Amundi Global High Yield Fund - April 30, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 1.1%
Food Products 0.5%
Kernel Holding SA, 6.50%,
10/17/2024(a) 525,000 441,378
Metals & Mining 0.6%
Metinvest BV, 7.75%,
10/17/2029(a) 865,000 554,223
995,601
UNITED ARAB EMIRATES 0.4%
Energy Equipment & Services 0.4%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 1,240,000 359,600
UNITED KINGDOM 1.5%
Banks 0.6%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(d)(e) 600,000 579,000
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(a) GBP 225,000 273,469
Oil, Gas & Consumable Fuels 0.6%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 905,000 601,825
1,454,294
UNITED STATES 55.8%
Aerospace & Defense 0.5%
Howmet Aerospace, Inc.,
6.88%, 5/1/2025 375,000 382,412
Spirit AeroSystems, Inc.,
7.50%, 4/15/2025(a) 105,000 103,425
485,837
Air Freight & Logistics 0.6%
XPO Logistics, Inc.,
6.25%, 5/1/2025(a) 540,000 546,750
Airlines 0.9%
American Airlines Group,
Inc., 3.75%, 3/1/2025(a) 454,000 209,112
Delta Air Lines, Inc.
7.00%, 5/1/2025(a) 380,000 390,014
3.75%, 10/28/2029 435,000 303,702
902,828
Auto Components 1.8%
Adient US LLC, 9.00%,
4/15/2025(a) 90,000 93,825
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 965,000 718,925
Dealer Tire LLC, 8.00%,
2/1/2028(a) 518,000 361,952
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(a) 595,000 577,150
1,751,852
Automobiles 0.2%
Ford Motor Co.
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
8.50%, 4/21/2023 107,000 105,529
9.00%, 4/22/2025 107,000 104,191
209,720
Banks 0.5%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 270,000 234,900
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 375,000 336,375
571,275
Building Products 1.2%
Builders FirstSource, Inc.
6.75%, 6/1/2027(a) 180,000 185,400
5.00%, 3/1/2030(a) 135,000 115,843
JELD-WEN, Inc., 6.25%,
5/15/2025(a) 280,000 283,150
Patrick Industries, Inc.,
7.50%, 10/15/2027(a) 639,000 600,660
Summit Materials LLC,
5.13%, 6/1/2025(a) 44,000 42,570
1,227,623
Chemicals 2.7%
Ashland Services BV,
2.00%, 1/30/2028(a) EUR 300,000 306,975
Olin Corp., 5.63%,
8/1/2029 885,000 799,819
PolyOne Corp., 5.75%,
5/15/2025(a) 250,000 253,125
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 365,000 312,440
Trinseo Materials
Operating SCA, 5.38%,
9/1/2025(a) 205,000 172,712
Tronox, Inc.
6.50%, 5/1/2025(a) 420,000 422,625
6.50%, 4/15/2026(a) 490,000 443,450
2,711,146
Commercial Services & Supplies 2.2%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(a) 190,000 195,339
9.75%, 7/15/2027(a) 585,000 590,850
APX Group, Inc., 6.75%,
2/15/2027(a) 295,000 250,750
Covanta Holding Corp.,
6.00%, 1/1/2027 1,025,000 984,000
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a) 245,000 217,388
2,238,327

18 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Communications Equipment 0.4%
CommScope, Inc., 6.00%,
3/1/2026(a) 363,000 363,907
Containers & Packaging 1.1%
Ardagh Packaging Finance
plc, 5.25%, 4/30/2025(a) 290,000 297,969
Greif, Inc., 6.50%,
3/1/2027(a) 465,000 465,000
Silgan Holdings, Inc.,
2.25%, 6/1/2028(a) 275,000 291,565
1,054,534
Distributors 0.5%
Wolverine Escrow LLC,
8.50%, 11/15/2024(a) 641,000 450,303
Diversified Consumer Services 0.5%
Sotheby's, 7.38%,
10/15/2027(a) 575,000 484,081
Diversified Financial Services 0.5%
Verscend Escrow Corp.,
9.75%, 8/15/2026(a) 478,000 498,315
Diversified Telecommunication Services 0.7%
Frontier Communications
Corp., 7.13%, 1/15/2023 900,000 242,730
Windstream Services LLC,
8.63%, 10/31/2025(a)(f) 734,000 440,400
683,130
Electric Utilities 0.6%
Vistra Operations Co. LLC,
5.63%, 2/15/2027(a) 565,000 594,663
Electronic Equipment, Instruments & Components 1.3%
Belden, Inc.
3.38%, 7/15/2027(a) 780,000 803,477
3.88%, 3/15/2028(a) 455,000 473,681
1,277,158
Energy Equipment & Services 1.9%
Archrock Partners LP
6.88%, 4/1/2027(a) 615,000 461,250
6.25%, 4/1/2028(a) 175,000 130,375
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 439,800
FTS International, Inc.,
6.25%, 5/1/2022 903,000 223,493
SESI LLC, 7.75%,
9/15/2024 335,000 69,385
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 72,000 54,720
Transocean, Inc.
7.25%, 11/1/2025(a) 799,000 303,620
8.00%, 2/1/2027(a) 207,000 82,216
USA Compression
Partners LP, 6.88%,
9/1/2027 257,000 205,600
1,970,459
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment 1.5%
AMC Entertainment
Holdings, Inc., 6.38%,
11/15/2024 GBP 750,000 221,987
Netflix, Inc.
3.63%, 6/15/2025(a) 300,000 303,750
3.88%, 11/15/2029(a) EUR 400,000 449,299
3.63%, 6/15/2030(a) 445,000 491,436
1,466,472
Equity Real Estate Investment Trusts (REITs) 1.3%
iStar, Inc.
4.75%, 10/1/2024 535,000 446,725
4.25%, 8/1/2025 730,000 576,700
Uniti Group LP, 7.88%,
2/15/2025(a) 258,000 247,680
1,271,105
Food & Staples Retailing 0.5%
Albertsons Cos., Inc.,
5.88%, 2/15/2028(a) 425,000 443,997
Food Products 1.6%
JBS USA LUX SA
6.75%, 2/15/2028(a) 185,000 198,124
5.50%, 1/15/2030(a) 565,000 572,062
Simmons Foods, Inc.,
5.75%, 11/1/2024(a) 870,000 809,100
1,579,286
Health Care Providers & Services 2.9%
Centene Corp.
4.75%, 1/15/2025(a) 199,000 205,159
5.38%, 6/1/2026(a) 52,000 55,057
Encompass Health Corp.,
4.50%, 2/1/2028 170,000 170,000
LifePoint Health, Inc.,
6.75%, 4/15/2025(a) 180,000 185,472
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(a) 735,000 628,021
10.00%, 4/15/2027(a) 575,000 531,875
US Renal Care, Inc.,
10.63%, 7/15/2027(a) 703,000 695,970
West Street Merger Sub,
Inc., 6.38%, 9/1/2025(a) 468,000 438,750
2,910,304
Hotels, Restaurants & Leisure 7.2%
Carnival Corp.
3.95%, 10/15/2020 130,000 126,273
11.50%, 4/1/2023(a) 150,000 156,726
Eldorado Resorts, Inc.,
6.00%, 4/1/2025 241,000 231,360
Enterprise Development
Authority (The), 12.00%,
7/15/2024(a) 1,407,000 1,269,817
Golden Nugget, Inc.,
8.75%, 10/1/2025(a) 1,215,000 692,550

Nationwide Amundi Global High Yield Fund - April 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Hilton Domestic Operating
Co., Inc.
5.38%, 5/1/2025(a) 65,000 64,594
5.75%, 5/1/2028(a) 70,000 70,532
Hyatt Hotels Corp.
5.38%, 4/23/2025 255,000 259,396
4.38%, 9/15/2028 99,000 94,011
5.75%, 4/23/2030 120,000 123,964
International Game
Technology plc
6.25%, 1/15/2027(a) 465,000 452,068
2.38%, 4/15/2028(a) 550,000 487,659
Marriott International,
Inc., Series EE, 5.75%,
5/1/2025 100,000 104,507
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) 625,000 560,938
8.25%, 3/15/2026(a) 856,000 646,280
7.00%, 5/15/2028(a) 330,000 237,600
7.25%, 11/15/2029(a) 330,000 235,125
Station Casinos LLC,
4.50%, 2/15/2028(a) 630,000 504,000
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 673,000 452,593
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 485,000 381,065
7,151,058
Household Durables 2.7%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 604,500
KB Home, 6.88%,
6/15/2027 590,000 619,500
M/I Homes, Inc., 4.95%,
2/1/2028(a) 605,000 529,375
Shea Homes LP, 4.75%,
2/15/2028(a) 200,000 172,750
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(a) 863,000 793,960
2,720,085
Household Products 0.1%
Energizer Holdings, Inc.,
6.38%, 7/15/2026(a) 135,000 140,386
Independent Power and Renewable Electricity Producers
0.8%
Calpine Corp., 5.13%,
3/15/2028(a) 260,000 253,500
Clearway Energy
Operating LLC
5.75%, 10/15/2025 340,000 350,166
4.75%, 3/15/2028(a) 190,000 193,325
796,991
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(e) EUR 410,000 420,435
Interactive Media & Services 0.1%
Rackspace Hosting, Inc.,
8.63%, 11/15/2024(a) 57,000 56,152
Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.
6.25%, 5/1/2025(a) 145,000 147,871
7.00%, 5/1/2025(a) 75,000 76,309
QVC, Inc., 4.75%,
2/15/2027 100,000 89,990
314,170
Machinery 0.9%
Amsted Industries, Inc.,
4.63%, 5/15/2030(a) 485,000 446,200
Navistar International
Corp., 9.50%,
5/1/2025(a) 370,000 388,500
834,700
Media 2.3%
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024(a) 209,000 173,993
CSC Holdings LLC,
5.38%, 2/1/2028(a) 235,000 241,462
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 945,000 517,388
Lamar Media Corp.,
4.00%, 2/15/2030(a) 85,000 77,775
MDC Partners, Inc.,
6.50%, 5/1/2024(a) 1,261,000 977,275
Outfront Media Capital
LLC, 5.63%, 2/15/2024 270,000 267,975
2,255,868
Metals & Mining 5.0%
Arconic Corp., 6.00%,
5/15/2025(a) 90,000 91,012
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(a) 50,000 49,500
6.75%, 3/15/2026(a) 749,000 653,502
Commercial Metals Co.,
5.75%, 4/15/2026 970,000 960,300
Freeport-McMoRan, Inc.,
4.25%, 3/1/2030 275,000 256,053
Hecla Mining Co., 7.25%,
2/15/2028 355,000 347,012
Joseph T Ryerson &
Son, Inc., 11.00%,
5/15/2022(a) 1,550,000 1,488,000
Kaiser Aluminum Corp.,
6.50%, 5/1/2025(a) 235,000 237,938

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Novelis Corp., 4.75%,
1/30/2030(a) 445,000 390,755
SunCoke Energy Partners
LP, 7.50%, 6/15/2025(a) 650,000 495,625
4,969,697
Oil, Gas & Consumable Fuels 4.0%
American Midstream
Partners LP, 9.50%,
12/15/2021(a)(f) 1,641,000 1,509,720
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 469,140
EnLink Midstream LLC,
5.38%, 6/1/2029 70,000 43,400
Global Partners LP, 7.00%,
8/1/2027 180,000 144,864
Indigo Natural Resources
LLC, 6.88%,
2/15/2026(a) 730,000 678,900
PBF Holding Co. LLC
7.25%, 6/15/2025 605,000 453,750
6.00%, 2/15/2028(a) 200,000 142,380
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(a) 739,000 491,435
Targa Resources Partners
LP, 6.50%, 7/15/2027 35,000 31,500
3,965,089
Paper & Forest Products 0.8%
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(a) 801,000 793,150
Pharmaceuticals 2.2%
Bausch Health
Americas, Inc., 8.50%,
1/31/2027(a) 85,000 93,704
Bausch Health Cos., Inc.
9.00%, 12/15/2025(a) 460,000 501,630
5.75%, 8/15/2027(a) 65,000 68,549
7.00%, 1/15/2028(a) 39,000 40,462
5.00%, 1/30/2028(a) 230,000 220,728
7.25%, 5/30/2029(a) 57,000 60,829
5.25%, 1/30/2030(a) 160,000 158,402
Catalent Pharma
Solutions, Inc., 2.38%,
3/1/2028(a) 335,000 341,115
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a) 710,000 721,537
2,206,956
Specialty Retail 0.9%
Asbury Automotive Group,
Inc., 4.50%, 3/1/2028(a) 168,000 141,070
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
Michaels Stores, Inc.,
8.00%, 7/15/2027(a) 856,000 590,640
Staples, Inc., 7.50%,
4/15/2026(a) 246,000 194,340
926,050
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC,
6.20%, 7/15/2030(a) 125,000 137,966
NCR Corp., 8.13%,
4/15/2025(a) 50,000 53,000
190,966
Thrifts & Mortgage Finance 1.9%
Freedom Mortgage Corp.,
8.13%, 11/15/2024(a) 1,336,000 1,108,880
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(a) 215,000 183,416
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 665,000 563,588
1,855,884
Wireless Telecommunication Services 0.1%
Sprint Corp., 7.63%,
2/15/2025 100,000 114,750
55,405,459
ZAMBIA 0.3%
Metals & Mining 0.3%
First Quantum Minerals
Ltd., 7.25%, 4/1/2023(a) 370,000 335,812
Total Corporate Bonds
(cost $103,330,117) 83,950,012
Loan Participations 7.2%
UNITED STATES 7.2%
Auto Components 0.9%
Trico Group LLC, Term
Loan, (ICE LIBOR USD
3 Month + 7.00%),
8.45%, 2/2/2024 (e) 927,408 853,215
Commercial Services & Supplies 0.4%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.45%,
10/10/2024 (e) 577,497 450,811
Communications Equipment 0.4%
CommScope, Inc., Term
Loan B2, (ICE LIBOR
USD 1 Month + 3.25%),
3.65%, 4/6/2026 (e) 407,950 382,600

Nationwide Amundi Global High Yield Fund - April 30, 2020 (Unaudited) - Statement of Investments - 21
Loan Participations
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 1.0%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.65%, 3/15/2027 (e) 743,138 701,336
Windstream Refinance,
1st Lien Term Loan,
(ICE LIBOR USD 3
Month + 4.25%), 7.50%,
2/17/2024 (e) 620,000 344,615
1,045,951
0
Food Products 0.2%
Froneri International Ltd.,
Term Loan, (ICE LIBOR
USD 1 Month + 2.25%),
2.25%, 1/29/2027 (e) 225,000 207,657
Health Care Providers & Services 1.1%
RegionalCare Hospital
Partners Holdings, Inc.,
Term Loan B, (ICE
LIBOR USD 1 Month
+ 3.75%), 4.15%,
11/16/2025 (e) 1,022,082 942,299
Surgery Center Holdings,
Inc., Term Loan, (ICE
LIBOR USD 6 Month +
8.00%), 9.00%, 9/3/2024
(e) 165,000 164,175
1,106,474
0
IT Services 1.0%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
6.75%, 8/18/2025 (e) 1,092,000 950,040
Machinery 0.4%
Shape Technologies
Group, Inc., Term Loan,
(ICE LIBOR USD 3
Month + 3.00%), 4.04%,
4/19/2025 (e) 646,211 390,958
Media 0.3%
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.82%,
8/24/2026 (e) 353,225 286,628
Metals & Mining 0.5%
Big River Steel LLC, 1st
Lien Term Loan B, (ICE
LIBOR USD 3 Month
+ 5.00%), 6.45%,
8/23/2023 (e) 604,500 522,892
Loan Participations
Principal
Amount ($) Value ($)
Personal Products 1.0%
Alphabet Holding Co., Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 3.50%),
3.90%, 9/26/2024 (e) 1,073,007 961,017
Total Loan Participation
(cost $8,345,075)
7,158,243
Total Investments
(cost $111,675,192) — 92.2% 91,108,255
Other assets in excess of liabilities — 7.8% 7,674,734
NET ASSETS — 100.0%
$ 98,782,989
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$69,736,226 which represents 70.60% of net assets.
(b) Security in default.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2020. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Global High Yield Fund
Forward Foreign Currency Contracts outstanding as of April 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 11,840,086 EUR 10,869,881 JPMorgan Chase Bank 5/20/2020 (75,298)
USD 941,470 GBP 753,129 JPMorgan Chase Bank 5/20/2020 (7,150)
Net unrealized depreciation (82,448)
At April 30, 2020, the Fund had $550,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities 6.9%
Principal
Amount ($) Value ($)
CANADA 0.0%
†
Airlines 0.0%
†
Air Canada Pass-Through
Trust, Series 2013-
1, Class B, 5.38%,
5/15/2021(a) 56,600 54,813
CAYMAN ISLANDS 0.8%
Other 0.8%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 3.74%,
2/20/2030(a)(b) 350,000 316,977
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 3.46%, 4/18/2033(a)
(b) 250,000 228,898
York CLO-4 Ltd., Series
2016-2A, Class CR,
3.29%, 4/20/2032(a)(b) 600,000 551,367
1,097,242
UNITED STATES 6.1%
Automobiles 2.4%
CPS Auto Receivables
Trust, Series 2018-
A, Class D, 3.66%,
12/15/2023(a) 170,000 166,836
First Investors Auto Owner
Trust, Series 2017-
2A, Class E, 5.48%,
10/15/2024(a) 350,000 355,159
Foursight Capital
Automobile Receivables
Trust, Series 2018-
1, Class F, 6.82%,
4/15/2025(a) 1,080,000 979,976
Tidewater Auto
Receivables Trust,
Series 2018-AA, Class
E, 5.48%, 10/15/2026(a) 750,000 615,230
United Auto Credit
Securitization Trust,
Series 2019-1, Class E,
4.29%, 8/12/2024(a) 650,000 503,056
Westlake Automobile
Receivables Trust,
Series 2018-3A, Class
E, 4.90%, 12/15/2023(a) 490,000 485,166
3,105,423
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 613,010
Other 3.2%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 737,368
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Conn's Receivables
Funding LLC, Series
2018-A, Class C, 6.02%,
1/15/2023(a) 349,250 338,796
Progress Residential Trust
Series 2017-SFR1,
Class E, 4.26%,
8/17/2034(a) 310,000 299,852
Series 2017-SFR1,
Class F, 5.35%,
8/17/2034(a) 1,200,000 1,115,902
Series 2018-SFR1,
Class F, 4.78%,
3/17/2035(a) 900,000 804,731
Tricon American Homes
Trust
Series 2016-SFR1,
Class F, 5.77%,
11/17/2033(a) 240,000 231,384
Series 2017-SFR2,
Class D, 3.67%,
1/17/2036(a) 150,000 145,127
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 444,693
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 127,700
4,245,553
7,963,986
Total Asset-Backed Securities
(cost  $10,006,807) 9,116,041
Collateralized Mortgage Obligations 13.1%
BERMUDA 2.4%
Bellemeade Re Ltd.
Series 2018-1A,
Class M1B, 2.09%,
4/25/2028(a)(b) 566,655 546,375
Series 2018-2A, Class
B1, 3.14%, 8/25/2028(a)
(b) 460,000 348,702
Eagle RE Ltd., Series
2019-1, Class M1B,
2.29%, 4/25/2029(a)(b) 963,538 903,569
Home Re Ltd., Series
2018-1, Class M1,
2.09%, 10/25/2028(a)(b) 403,226 381,427
Oaktown Re II Ltd., Series
2018-1A, Class M1,
2.04%, 7/25/2028(a)(b) 520,225 507,059
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.84%, 7/25/2029(a)(b) 1,520,000 366,992
3,054,124
0

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES 10.7%
Angel Oak Mortgage Trust
LLC, Series 2017-1,
Class B1, 6.17%,
1/25/2047(a)(b) 470,000 442,113
Connecticut Avenue
Securities Trust
Series 2019-R04,
Class 2B1, 5.74%,
6/25/2039(a)(b) 720,000 377,087
Series 2019-R05,
Class 1B1, 4.59%,
7/25/2039(a)(b) 500,000 266,828
Series 2020-R01,
Class 1M2, 2.54%,
1/25/2040(a)(b) 260,000 196,111
Series 2020-SBT1,
Class 2M2, 4.14%,
2/25/2040(a)(b) 620,000 424,214
Series 2020-SBT1,
Class 1M2, 4.14%,
2/25/2040(a)(b) 590,000 417,370
Deephaven Residential
Mortgage Trust
Series 2018-2A, Class
M1, 4.38%, 4/25/2058(a)
(b) 350,000 340,281
Series 2018-2A, Class
B2, 6.04%, 4/25/2058(a)
(b) 940,000 850,824
Series 2019-3A, Class
B2, 5.66%, 7/25/2059(a)
(b) 400,000 360,498
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 124,267 7,301
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 325,548 18,131
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 491,043 33,685
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 1,294,523 97,132
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 245,324 15,891
FHLMC STACR REMIC
Trust
Series 2020-DNA2,
Class M2, 2.34%,
2/25/2050(a)(b) 950,000 703,450
Series 2020-HQA2,
Class M2, 3.59%,
3/25/2050(a)(b) 710,000 496,386
Series 2020-HQA2,
Class B1, 4.59%,
3/25/2050(a)(b) 850,000 403,240
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.49%,
10/25/2048(a)(b) 1,090,000 523,385
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
(continued)
Series 2019-DNA1,
Class B2, 11.24%,
1/25/2049(a)(b) 1,700,000 788,261
Series 2019-HRP1,
Class B1, 5.00%,
2/25/2049(a)(b) 1,100,000 618,147
Series 2019-HQA1,
Class B2, 12.74%,
2/25/2049(a)(b) 600,000 310,959
Series 2019-HQA2,
Class B1, 5.05%,
4/25/2049(a)(b) 100,000 60,500
Series 2019-HQA2,
Class B2, 12.20%,
4/25/2049(a)(b) 510,000 242,950
Series 2019-DNA3,
Class B2, 8.64%,
7/25/2049(a)(b) 1,410,000 518,840
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 11.24%, 3/25/2025(b) 402,627 280,348
Series 2015-HQA1,
Class B, 9.75%,
3/25/2028(b) 564,722 418,038
Series 2017-HQA1,
Class B1, 5.49%,
8/25/2029(b) 1,000,000 777,730
FNMA
Series 2016-C05,
Class 2M2, 4.94%,
1/25/2029(b) 1,109,060 1,088,543
Series 2016-C04,
Class 1B, 10.74%,
1/25/2029(b) 199,031 165,322
Series 2018-C06,
Class 1B1, 4.24%,
3/25/2031(b) 600,000 413,905
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 629,323 40,024
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 586,803 39,797
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 659,104 41,831
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 145,362 16,265
GNMA REMICS
Series 2011-167, Class ,
IO, 5.00%, 12/16/2020 1,751 11
Series 2013-84,
Class SC, IO, 5.81%,
3/16/2040(b) 118,589 20,114

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 25
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
(continued)
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 140,897 18,845
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 190,365 28,974
Series 2016-5, Class
CS, IO, 5.43%,
1/20/2046(b) 251,076 54,068
Series 2016-20,
Class SB, IO, 5.38%,
2/20/2046(b) 269,783 53,979
Series 2016-17,
Class JS, IO, 5.38%,
2/20/2046(b) 230,505 37,867
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 151,220 18,295
Series 2016-88,
Class SM, IO, 5.38%,
7/20/2046(b) 246,109 41,073
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 129,999 26,187
Series 2016-118,
Class DS, IO, 5.38%,
9/20/2046(b) 258,505 55,383
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 167,965 20,711
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 2,822,601 314,951
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 1,201,577 137,858
STACR Trust
Series 2018-HRP2,
Class B1, 4.69%,
2/25/2047(a)(b) 1,310,000 680,378
Series 2018-HRP2,
Class B2, 10.99%,
2/25/2047(a)(b) 1,380,000 602,196
Verus Securitization Trust,
Series 2019-INV2,
Class B1, 4.45%,
7/25/2059(a)(b) 430,000 341,939
14,248,216
0
Total Collateralized Mortgage Obligations
(cost $26,358,838) 17,302,340
Commercial Mortgage-Backed Securities 3.7%
UNITED STATES 3.7%
COMM Mortgage Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2015-CR26,
Class D, 3.63%,
10/10/2048(b) 1,350,000 820,986
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 721,997
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.73%, 11/15/2048(b) 250,000 164,380
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 868,314
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2014-
C16, Class D, 4.93%,
6/15/2047(a)(b) 950,000 726,276
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 486,859
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.74%,
10/15/2049(a)(b) 500,000 374,718
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.60%, 10/15/2050(b) 810,000 661,562
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
5.14%, 1/15/2059(b) 125,000 75,286
Total Commercial Mortgage-Backed Securities
(cost $6,543,288) 4,900,378
Corporate Bonds 57.4%
ARGENTINA 0.1%
Electric Utilities 0.1%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a),(c) 1,381,510 203,787
BERMUDA 1.3%
Beverages 0.9%
Bacardi Ltd., 5.30%,
5/15/2048(a) 1,000,000 1,121,862
Diversified Financial Services 0.4%
Everglades Re II Ltd.,
(3 Month Treasury Bill
Rate + 5.23%), 6.38%,
5/8/2020(a)(d) 250,000 249,875

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Diversified Financial Services
Pelican IV Re Ltd., (ICE
LIBOR USD 6 Month +
2.04%, 2.04% Floor),
2.85%, 5/5/2020(a)(d) 250,000 249,850
499,725
1,621,587
CANADA 1.4%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 508,000
Energy Equipment & Services 0.4%
Tervita Corp., 7.63%,
12/1/2021(a) 704,000 464,640
Oil, Gas & Consumable Fuels 0.6%
MEG Energy Corp.,
7.13%, 2/1/2027(a) 1,075,000 741,750
1,714,390
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(e) 725,000 438,625
CHILE 0.3%
Airlines 0.3%
Latam Finance Ltd.,
7.00%, 3/1/2026(a) 895,000 371,425
CYPRUS 0.5%
Consumer Finance 0.5%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 1,295,000 653,975
DENMARK 0.4%
Banks 0.4%
Danske Bank A/S, 5.38%,
1/12/2024(a) 448,000 483,949
FRANCE 0.6%
Banks 0.4%
BNP Paribas SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.94%), 4.50%,
2/25/2030(a)(d)(f) 700,000 584,500
Road & Rail 0.2%
Kapla Holding SAS,
3.38%, 12/15/2026(a) EUR 280,000 261,579
846,079
GERMANY 0.4%
Automobiles 0.4%
BMW US Capital LLC,
4.15%, 4/9/2030(a) 520,000 571,699
Corporate Bonds
Principal
Amount ($) Value ($)
INDIA 0.2%
Electric Utilities 0.2%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 300,000 254,323
IRELAND 1.1%
Banks 0.5%
AIB Group plc, (ICE
LIBOR USD 3 Month
+ 1.87%), 4.26%,
4/10/2025(a)(d) 620,000 630,470
Consumer Finance 0.6%
Avolon Holdings Funding
Ltd., 3.63%, 5/1/2022(a) 800,000 732,352
1,362,822
ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025(a) 300,000 339,832
ITALY 2.4%
Banks 1.6%
Intesa Sanpaolo SpA ,
Series XR, 4.70%,
9/23/2049(a) 945,000 919,301
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(d) 1,260,000 1,231,815
2,151,116
Household Durables 0.4%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 544,270
Pharmaceuticals 0.4%
Rossini Sarl , 6.75%,
10/30/2025(a) 475,000 547,888
3,243,274
JAPAN 0.9%
Banks 0.9%
Sumitomo Mitsui Financial
Group, Inc., 3.20%,
9/17/2029 1,155,000 1,181,097
MEXICO 1.2%
Banks 0.3%
Banco Santander Mexico
SA Institucion de
Banca Multiple Grupo
Financiero Santand ,
5.38%, 4/17/2025(a) 440,000 451,550
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a) 838,000 328,077

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Oil, Gas & Consumable Fuels 0.6%
Petroleos Mexicanos ,
6.84%, 1/23/2030(a) 925,000 728,438
1,508,065
NETHERLANDS 0.7%
Chemicals 0.4%
OCI NV, 3.13%,
11/1/2024(a) EUR 575,000 611,840
Professional Services 0.3%
Intertrust Group BV,
3.38%, 11/15/2025(a) 300,000 327,210
939,050
NORWAY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Equinor ASA, 3.70%,
4/6/2050 750,000 834,880
SINGAPORE 0.8%
Consumer Finance 0.8%
Avation Capital SA, 6.50%,
5/15/2021(a) 1,205,000 1,012,200
SWITZERLAND 1.9%
Auto Components 0.2%
Garrett LX I Sarl , 5.13%,
10/15/2026(a) 475,000 343,549
Capital Markets 1.7%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(d)(f) 675,000 680,812
UBS Group AG, (USD
Swap Semi 5 Year
+ 4.34%), 7.00%,
1/31/2024(a)(d)(f) 640,000 654,400
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,208,000 963,380
2,298,592
2,642,141
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 448,504
UNITED ARAB EMIRATES 0.1%
Energy Equipment & Services 0.1%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 560,000 162,400
UNITED KINGDOM 1.8%
Banks 1.2%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(d)(f) 800,000 772,000
HSBC Holdings plc,
4.95%, 3/31/2030 400,000 472,995
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.85%), 4.64%,
4/1/2031(a)(d) 245,000 269,472
1,514,467
Insurance 0.2%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(a) GBP 255,000 309,932
Oil, Gas & Consumable Fuels 0.4%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 591,850
2,416,249
UNITED STATES 39.7%
Aerospace & Defense 0.4%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 590,000
Airlines 0.6%
Delta Air Lines, Inc.,
7.00%, 5/1/2025(a) 785,000 805,687
Auto Components 0.4%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 717,000 501,004
Automobiles 0.6%
Ford Motor Co.
8.50%, 4/21/2023 385,000 379,706
9.00%, 4/22/2025 385,000 374,894
754,600
Banks 2.1%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(f) 925,000 804,750
JPMorgan Chase & Co.,
Series FF, (SOFR
+ 3.38%), 5.00%,
8/01/2024(d)(f) 932,000 866,760
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(f) 1,290,000 1,157,130
2,828,640
Building Products 0.3%
Summit Materials LLC,
6.50%, 3/15/2027(a) 345,000 341,550

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets 0.4%
Charles Schwab Corp.
(The), Series G,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.97%), 5.38%,
6/01/2025(d)(f) 442,000 452,497
Commercial Services & Supplies 0.5%
Allied Universal
Holdco LLC, 6.63%,
7/15/2026(a) 265,000 272,446
APX Group, Inc., 6.75%,
2/15/2027(a) 400,000 340,000
612,446
Consumer Finance 0.7%
Ford Motor Credit Co.
LLC, 2.33%, 11/25/2025 EUR 1,110,000 993,915
Distributors 0.4%
Wolverine Escrow LLC,
8.50%, 11/15/2024(a) 672,000 472,080
Diversified Consumer Services 0.5%
Sotheby's, 7.38%,
10/15/2027(a) 745,000 627,201
Diversified Telecommunication Services 2.2%
Frontier Communications
Corp., 7.13%, 1/15/2023 750,000 202,275
Verizon Communications,
Inc., 1.50%, 9/19/2039 2,000,000 2,169,012
Windstream Services LLC,
8.63%, 10/31/2025(a)(g) 1,000,000 600,000
2,971,287
Electric Utilities 0.4%
Xcel Energy, Inc., 3.40%,
6/1/2030 470,000 519,204
Electronic Equipment, Instruments & Components 1.9%
Belden, Inc., 3.88%,
3/15/2028(a) 905,000 942,157
Flex Ltd., 4.88%,
6/15/2029 1,512,000 1,534,829
2,476,986
Energy Equipment & Services 0.6%
FTS International, Inc.,
6.25%, 5/1/2022 639,000 158,152
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 785,000 596,600
Transocean, Inc., 8.00%,
2/1/2027(a) 270,000 107,239
861,991
Equity Real Estate Investment Trusts (REITs) 1.4%
iStar , Inc.
4.75%, 10/1/2024 480,000 400,800
4.25%, 8/1/2025 1,225,000 967,750
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
MPT Operating
Partnership LP, 4.63%,
8/1/2029 505,000 502,162
1,870,712
Food Products 0.7%
General Mills, Inc., 2.88%,
4/15/2030 410,000 438,628
Simmons Foods, Inc.,
5.75%, 11/1/2024(a) 511,000 475,230
913,858
Health Care Providers & Services 0.5%
Centene Corp., 3.38%,
2/15/2030(a) 600,000 604,500
Hotels, Restaurants & Leisure 2.7%
Carnival Corp., 3.95%,
10/15/2020 180,000 174,839
Enterprise Development
Authority (The), 12.00%,
7/15/2024(a) 1,175,000 1,060,437
Hyatt Hotels Corp.
5.38%, 4/23/2025 330,000 335,689
5.75%, 4/23/2030 160,000 165,286
McDonald's Corp., 4.20%,
4/1/2050 255,000 303,698
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) EUR 135,000 121,163
7.00%, 5/15/2028(a) 565,000 406,800
Station Casinos LLC,
4.50%, 2/15/2028(a) 870,000 696,000
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 460,000 309,350
3,573,262
Household Durables 0.2%
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(a) 230,000 211,600
Industrial Conglomerates 0.2%
General Electric Co.,
4.25%, 5/1/2040 280,000 280,953
Insurance 4.6%
Chubb INA Holdings, Inc.,
0.88%, 12/15/2029 1,510,000 1,589,358
CNO Financial Group, Inc.,
5.25%, 5/30/2029 560,000 588,149
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 1,070,000 1,292,877
Liberty Mutual Group, Inc.
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(d) 950,000 974,180
3.95%, 5/15/2060(a) 655,000 652,268

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 659,858
New York Life Insurance
Co., 3.75%,
5/15/2050(a) 280,000 317,651
6,074,341
Internet & Direct Marketing Retail 2.7%
Booking Holdings, Inc.
4.10%, 4/13/2025 320,000 339,892
4.63%, 4/13/2030 1,160,000 1,287,794
Expedia Group, Inc.
6.25%, 5/1/2025(a) 270,000 275,346
7.00%, 5/1/2025(a) 135,000 137,355
3.25%, 2/15/2030 1,905,000 1,590,043
3,630,430
Machinery 0.5%
Snap-on, Inc., 3.10%,
5/1/2050 690,000 687,475
Media 1.6%
Charter Communications
Operating LLC, 4.80%,
3/1/2050 400,000 450,253
Comcast Corp., 3.75%,
4/1/2040 235,000 269,716
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 445,000 243,637
MDC Partners, Inc.,
6.50%, 5/1/2024(a) 1,517,000 1,175,675
2,139,281
Metals & Mining 1.3%
Arconic Corp., 6.00%,
5/15/2025(a) 165,000 166,856
Freeport-McMoRan, Inc.,
4.25%, 3/1/2030 655,000 609,870
Kaiser Aluminum Corp.,
6.50%, 5/1/2025(a) 305,000 308,813
Novelis Corp., 4.75%,
1/30/2030(a) 765,000 671,747
1,757,286
Multiline Retail 0.2%
Dollar General Corp.,
4.13%, 4/3/2050 220,000 257,412
Multi-Utilities 0.5%
Berkshire Hathaway
Energy Co., 4.25%,
10/15/2050(a) 575,000 723,205
Oil, Gas & Consumable Fuels 4.1%
Cameron LNG LLC
3.30%, 1/15/2035(a) 240,000 238,596
3.40%, 1/15/2038(a) 542,000 488,107
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(f) 1,370,000 1,071,203
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 540,020
EnLink Midstream
Partners LP, 5.60%,
4/1/2044 167,000 66,800
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 455,624
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 595,402
MPLX LP, 4.50%,
4/15/2038 610,000 544,638
PBF Holding Co. LLC,
6.00%, 2/15/2028(a) 1,100,000 783,090
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(a) 1,009,000 670,985
5,454,465
Paper & Forest Products 0.7%
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(a) 940,000 930,788
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
5.25%, 1/30/2030(a) 130,000 128,701
Road & Rail 0.3%
Union Pacific Corp.,
3.75%, 2/5/2070 420,000 449,975
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc., 4.25%,
4/15/2026(a) 384,000 411,546
NVIDIA Corp.
3.50%, 4/1/2050 225,000 258,184
3.70%, 4/1/2060 225,000 263,260
932,990
Software 1.6%
Citrix Systems, Inc.,
3.30%, 3/1/2030 1,315,000 1,329,032
Oracle Corp., 3.85%,
4/1/2060 660,000 764,682
2,093,714
Specialty Retail 0.8%
Michaels Stores, Inc.,
8.00%, 7/15/2027(a) 929,000 641,010

30 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
TJX Cos., Inc. (The),
4.50%, 4/15/2050 305,000 375,839
1,016,849
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC
5.85%, 7/15/2025(a) 250,000 271,933
4.90%, 10/1/2026(a) 560,000 578,972
850,905
Thrifts & Mortgage Finance 1.3%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 1,175,000 975,250
8.25%, 4/15/2025(a) 516,000 438,600
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(a) 405,000 345,506
1,759,356
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.
3.88%, 4/15/2030(a) 315,000 345,690
4.50%, 4/15/2050(a) 155,000 181,412
527,102
52,678,248
Total Corporate Bonds
(cost $87,064,208) 75,928,601
Foreign Government Security 1.0%
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,365,160
Total Foreign Government Security
(cost $1,135,000) 1,365,160
Supranational 0.6%
Banque Ouest Africaine de
Developpement , 4.70%,
10/22/2031(a) 950,000 855,000
Total Supranational
(cost $950,000) 855,000
Loan Participations 6.4%
UNITED STATES 6.4%
Auto Components 0.4%
Trico Group LLC, Term
Loan, (ICE LIBOR USD
3 Month + 7.00%),
8.45%, 2/2/2024 (d) 595,739 548,080
Loan Participations
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.45%,
10/10/2024 (d) 119,482 93,271
Communications Equipment 0.3%
CommScope , Inc., Term
Loan B2, (ICE LIBOR
USD 1 Month + 3.25%),
3.65%, 4/6/2026 (d) 393,025 368,602
Diversified Telecommunication Services 1.3%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.65%, 3/15/2027 (d) 942,638 889,614
Windstream Corp., Term
Loan B, (ICE LIBOR
USD 3 Month + 5.00%),
8.25%, 3/29/2021 (d) 850,278 471,905
Windstream Refinance,
1st Lien Term Loan,
(ICE LIBOR USD 3
Month + 4.25%), 7.50%,
2/17/2024 (d) 615,000 341,835
1,703,354
0
Equity Real Estate Investment Trusts (REITs) 0.2%
Iron Mountain, Inc., 1st
Lien Term Loan B, (ICE
LIBOR USD 1 Month +
1.75%), 2.15%, 1/2/2026
(d) 328,300 306,002
Food Products 0.7%
Froneri International Ltd.,
Term Loan, (ICE LIBOR
USD 1 Month + 2.25%),
2.25%, 1/29/2027 (d) 305,000 281,491
JBS USA LLC, Term Loan
B, (ICE LIBOR USD 3
Month + 2.00%), 3.07%,
5/1/2026 (d) 616,200 592,710
874,201
0
Health Care Providers & Services 0.6%
RegionalCare Hospital
Partners Holdings, Inc.,
Term Loan B, (ICE
LIBOR USD 1 Month
+ 3.75%), 4.15%,
11/16/2025 (d) 934,350 861,415
IT Services 0.8%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
6.75%, 8/18/2025 (d) 1,238,250 1,077,278

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 31
Loan Participations
Principal
Amount ($) Value ($)
Machinery 0.4%
Shape Technologies
Group, Inc., Term Loan,
(ICE LIBOR USD 3
Month + 3.00%), 4.04%,
4/19/2025 (d) 990,688 599,366
Media 0.2%
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.82%,
8/24/2026 (d) 378,100 306,813
Metals & Mining 0.1%
Big River Steel LLC, 1st
Lien Term Loan B, (ICE
LIBOR USD 3 Month
+ 5.00%), 6.45%,
8/23/2023 (d) 121,875 105,422
Personal Products 0.6%
Alphabet Holding Co., Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 3.50%),
3.90%, 9/26/2024 (d) 886,223 793,728
Pharmaceuticals 0.3%
Bausch Health Cos., Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 3.00%),
3.72%, 6/2/2025 (d) 363,000 350,749
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., Term
Loan, (ICE LIBOR USD
6 Month + 0.00%), –%,
4/1/2027 (d) 475,000 471,860
Total Loan Participation
(cost $10,005,489)
8,460,141
Convertible Bonds 1.9%
Airlines 0.5%
Southwest Airlines Co.,
1.25%, 05/01/25 625,000 689,789
Hotels, Restaurants & Leisure 0.8%
Carnival Corp., 5.75%,
04/01/23 (a) 605,000 1,019,316
Leisure Products 0.2%
Callaway Golf Co., 2.75%,
05/01/26 (a) 245,000 253,463
Convertible Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 0.4%
CNX Resources Corp.,
2.25%, 05/01/26 (a) 530,000 534,919
Total Convertible Bond
(cost  $2,005,000) 2,497,487
Total Investments
(cost $144,068,630) — 91.0% 120,425,148
Other assets in excess of liabilities — 9.0% 11,903,445
NET ASSETS — 100.0%
$ 132,328,593
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at April 30, 2020 was $74,903,249 which
represents 56.60% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of April 30, 2020.
(c) Security in default.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2020.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(f) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2020. The maturity date reflects the next call date.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at April 30, 2020.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

32 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2020
(1)
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread
(%)
(2)
Notional Amount
(3)
Upfront
Payments
(Receipts)
($)
(4)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
33-V3 5.00 Quarterly 12/20/2024 6.56 USD 62,800,000 (3,891,688) 7,132,409 3,240,721
Markit CDX
North American
Investment Grade
Index Series
33-V1 1.00 Quarterly 12/20/2024 0.85 USD 16,750,000 (288,375) 152,350 (136,025)
(4,180,063) 7,284,759 3,104,696
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2020
(5)
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread
(%)
(2)
Notional Amount
(3)
Upfront
Payments
(Receipts)
($)
(4)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
33-V3 5.00 Quarterly 12/20/2024 6.56 USD 31,000,000 203,133 (1,802,851) (1,599,718)
Markit CDX North
American High
Yield Index Series
33-V3 5.00 Quarterly 12/20/2024 6.56 USD 5,000,000 (258,920) 901 (258,019)
(55,787) (1,801,950) (1,857,737)
(1) The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
(2) Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4) Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(5) The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
At April 30, 2020, the Fund had $2,408,109 segregated as collateral for credit default swap contracts.
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 8,380,217 EUR 7,693,522 JPMorgan Chase Bank 5/20/2020 (53,294)

Nationwide Amundi Strategic Income Fund - April 30, 2020 (Unaudited) - Statement of Investments - 33
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 218,827 GBP 175,051 JPMorgan Chase Bank 5/20/2020 (1,662)
Net unrealized depreciation (54,956)
At April 30, 2020, the Fund had $270,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (10) 6/2020 EUR (1,489,808) 2,828
Euro-Bund (48) 6/2020 EUR (9,175,158) 35,143
U.S. Treasury 2 Year Note (177) 6/2020 USD (39,016,055) (195,461)
U.S. Treasury 5 Year Note (235) 6/2020 USD (29,488,828) (899,902)
U.S. Treasury 10 Year Ultra Note (29) 6/2020 USD (4,553,906) (50,365)
U.S. Treasury Long Bond (80) 6/2020 USD (14,482,500) (1,122,845)
U.S. Treasury Ultra Bond (22) 6/2020 USD (4,945,187) (16,692)
USD 10 Year Interest Rate Swap (25) 6/2020 USD (2,651,172) (36,977)
(2,284,271)
At April 30, 2020, the Fund had $1,443,766 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 97.8%
Shares Value ($)
ARGENTINA 1.1%
Internet & Direct Marketing Retail 0.5%
MercadoLibre, Inc. * 1,500 875,265
Software 0.6%
Globant SA * 10,000 1,156,700
2,031,965
AUSTRALIA 6.7%
Banks 0.3%
Commonwealth Bank of
Australia 15,000 599,792
Biotechnology 1.4%
CSL Ltd. 12,500 2,477,698
Capital Markets 1.2%
ASX Ltd. 30,000 1,573,694
Magellan Financial Group Ltd. 20,000 657,498
2,231,192
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 120,000 1,008,529
Health Care Equipment & Supplies 0.5%
Cochlear Ltd. 7,000 838,797
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. 43,000 700,407
Metals & Mining 1.9%
BHP Group Ltd. 70,000 1,433,720
BHP Group plc 50,000 839,728
Rio Tinto plc 30,000 1,394,299
3,667,747
Multiline Retail 0.4%
Wesfarmers Ltd. 30,000 724,186
12,248,348
CHINA 1.4%
Entertainment 0.7%
NetEase, Inc., ADR 4,000 1,379,840
Internet & Direct Marketing Retail 0.7%
Alibaba Group Holding Ltd.,
ADR * 6,000 1,216,020
2,595,860
COLOMBIA 0.2%
Banks 0.2%
Grupo Aval Acciones y Valores
SA, ADR 100,000 420,000
DENMARK 1.7%
Electric Utilities 0.4%
Orsted A/S Reg. S (a) 8,000 810,011
Pharmaceuticals 1.3%
Novo Nordisk A/S, Class B 35,000 2,234,891
3,044,902
EGYPT 0.8%
Banks 0.8%
Commercial International Bank
Egypt SAE (Registered), GDR
Reg. S 400,000 1,535,442
Common Stocks
Shares Value ($)
FINLAND 0.4%
Multiline Retail 0.4%
Tokmanni Group Corp. 55,000 669,447
FRANCE 10.1%
Automobiles 0.7%
Peugeot SA 90,000 1,291,714
Banks 0.9%
BNP Paribas SA 28,000 881,316
Credit Agricole SA 100,000 799,405
1,680,721
Chemicals 0.9%
Air Liquide SA 13,000 1,655,554
Construction & Engineering 1.9%
Bouygues SA * 30,000 925,184
Eiffage SA 30,000 2,458,766
3,383,950
Diversified Telecommunication Services 0.3%
Orange SA 50,000 610,574
Electrical Equipment 1.5%
Schneider Electric SE * 30,000 2,748,404
Food & Staples Retailing 0.3%
Carrefour SA 38,000 562,439
Food Products 0.5%
Danone SA 13,000 901,848
Multi-Utilities 0.6%
Engie SA 100,000 1,086,337
Oil, Gas & Consumable Fuels 0.3%
TOTAL SA 15,000 540,860
Personal Products 1.0%
L'Oreal SA 6,000 1,746,152
Pharmaceuticals 0.4%
Sanofi 7,500 733,753
Textiles, Apparel & Luxury Goods 0.8%
LVMH Moet Hennessy Louis
Vuitton SE 4,000 1,547,159
18,489,465
GERMANY 7.8%
Air Freight & Logistics 0.5%
Deutsche Post AG (Registered) 32,000 953,289
Chemicals 0.4%
BASF SE 15,000 771,059
Construction Materials 0.4%
HeidelbergCement AG 15,000 715,685
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 65,000 949,596
Health Care Equipment & Supplies 0.4%
Siemens Healthineers AG Reg.
S (a) 16,000 705,464
Industrial Conglomerates 0.5%
Siemens AG (Registered) 9,000 835,999
Insurance 1.8%
Allianz SE (Registered) 12,000 2,223,043

Nationwide Bailard International Equities Fund - April 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
GERMANY
Insurance
Hannover Rueck SE 3,500 558,942
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 3,000 661,095
3,443,080
Multi-Utilities 0.4%
RWE AG 25,000 717,920
Pharmaceuticals 1.1%
Bayer AG (Registered) 16,000 1,058,846
Merck KGaA 7,500 874,168
1,933,014
Software 1.0%
SAP SE 15,000 1,789,017
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 6,000 1,373,390
14,187,513
HONG KONG 3.2%
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 25,000 801,427
Diversified Telecommunication Services 0.4%
HKT Trust & HKT Ltd. 400,000 644,122
Food Products 0.4%
WH Group Ltd. Reg. S (a) 850,000 813,629
Insurance 0.9%
AIA Group Ltd. 175,000 1,592,929
Real Estate Management & Development 1.1%
CK Asset Holdings Ltd. 160,000 989,221
Sun Hung Kai Properties Ltd. 70,000 947,200
1,936,421
5,788,528
HUNGARY 0.8%
Banks 0.5%
OTP Bank Nyrt. 30,000 891,695
Pharmaceuticals 0.3%
Richter Gedeon Nyrt 26,000 557,763
1,449,458
IRELAND 1.9%
Building Products 0.4%
Kingspan Group plc 16,000 816,057
Construction Materials 0.9%
CRH plc 50,000 1,511,613
Food Products 0.6%
Kerry Group plc, Class A 10,000 1,146,980
3,474,650
ISRAEL 1.5%
Banks 0.6%
Bank Leumi Le-Israel BM 90,000 488,661
Israel Discount Bank Ltd., Class
A 180,000 588,275
1,076,936
Common Stocks
Shares Value ($)
ISRAEL
Pharmaceuticals 0.4%
Teva Pharmaceutical Industries
Ltd., ADR * 60,000 644,400
Software 0.5%
Check Point Software
Technologies Ltd. * 5,000 528,700
Nice Ltd., ADR * 3,500 575,050
1,103,750
2,825,086
ITALY 1.4%
Automobiles 0.3%
Ferrari NV 4,000 629,756
Banks 0.2%
Intesa Sanpaolo SpA 220,000 343,922
Electric Utilities 0.6%
Enel SpA 150,000 1,026,923
Electrical Equipment 0.3%
Prysmian SpA 28,000 527,984
2,528,585
JAPAN 23.5%
Auto Components 0.4%
Bridgestone Corp. 20,900 653,640
Automobiles 2.4%
Honda Motor Co. Ltd. 23,000 555,303
Mazda Motor Corp. 120,000 678,587
Suzuki Motor Corp. 12,800 410,801
Toyota Motor Corp. 35,000 2,160,158
Yamaha Motor Co. Ltd. 60,000 777,129
4,581,978
Banks 1.2%
Mitsubishi UFJ Financial Group,
Inc. 250,000 1,004,609
Sumitomo Mitsui Financial
Group, Inc. 45,000 1,185,110
2,189,719
Capital Markets 0.2%
Nomura Holdings, Inc. 100,000 415,974
Chemicals 1.8%
Mitsui Chemicals, Inc. 80,000 1,573,271
Shin-Etsu Chemical Co. Ltd. 6,000 664,753
Teijin Ltd. 75,000 1,198,110
3,436,134
Commercial Services & Supplies 0.9%
Kokuyo Co. Ltd. 130,000 1,588,457
Construction & Engineering 1.1%
Obayashi Corp. 225,000 1,980,071
Diversified Financial Services 0.3%
ORIX Corp. 45,000 535,668
Diversified Telecommunication Services 1.1%
Nippon Telegraph & Telephone
Corp. 90,000 2,050,406
Electrical Equipment 0.4%
Mitsubishi Electric Corp. 55,000 680,905

36 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd. 60,000 1,800,196
Topcon Corp. 73,000 601,609
2,401,805
Entertainment 0.9%
Nintendo Co. Ltd. 4,000 1,656,567
Food & Staples Retailing 0.6%
Seven & i Holdings Co. Ltd. 35,000 1,153,176
Health Care Equipment & Supplies 1.5%
Hoya Corp. 17,000 1,553,582
Olympus Corp. 80,000 1,273,943
2,827,525
Household Durables 1.7%
Haseko Corp. 130,000 1,423,003
Panasonic Corp. 60,000 458,685
Sekisui Chemical Co. Ltd. 40,000 506,929
Sony Corp. 10,000 641,552
3,030,169
Insurance 0.4%
MS&AD Insurance Group
Holdings, Inc. 25,000 722,538
Machinery 0.5%
Komatsu Ltd. 50,000 953,225
Personal Products 0.3%
Kao Corp. 7,000 539,943
Pharmaceuticals 1.0%
Astellas Pharma, Inc. 115,000 1,903,556
Professional Services 0.3%
Recruit Holdings Co. Ltd. 20,000 586,717
Real Estate Management & Development 0.3%
Daito Trust Construction Co. Ltd. 6,000 573,588
Road & Rail 0.3%
East Japan Railway Co. 7,000 510,733
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 20,000 972,654
Tokyo Electron Ltd. 3,000 634,645
1,607,299
Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc. 75,000 1,584,601
Tobacco 0.5%
Japan Tobacco, Inc. 45,000 841,150
Trading Companies & Distributors 1.0%
ITOCHU Corp. 70,000 1,375,572
Sumitomo Corp. 45,000 511,516
1,887,088
Wireless Telecommunication Services 1.3%
KDDI Corp. 28,000 806,832
Softbank Corp. 70,000 952,212
SoftBank Group Corp. 13,000 556,013
2,315,057
43,207,689
NETHERLANDS 5.4%
Capital Markets 0.5%
Euronext NV Reg. S (a) 10,000 840,289
Common Stocks
Shares Value ($)
NETHERLANDS
Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize NV 80,000 1,944,182
Health Care Equipment & Supplies 0.5%
Koninklijke Philips NV 20,000 871,705
IT Services 0.4%
Adyen NV Reg. S *(a) 800 786,964
Oil, Gas & Consumable Fuels 0.4%
Royal Dutch Shell plc, Class B 50,000 811,597
Professional Services 1.1%
Randstad NV * 10,000 401,884
Wolters Kluwer NV 22,000 1,619,810
2,021,694
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV (Registered),
NYRS 7,000 2,019,010
NXP Semiconductors NV 6,000 597,420
2,616,430
9,892,861
NEW ZEALAND 0.5%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 130,515 352,124
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare
Corp. Ltd. 20,000 333,239
Independent Power and Renewable Electricity Producers
0.2%
Meridian Energy Ltd. 112,469 306,929
992,292
PAKISTAN 0.4%
Banks 0.1%
MCB Bank Ltd. 200,000 203,863
Chemicals 0.1%
Engro Fertilizers Ltd. 600,000 229,764
Oil, Gas & Consumable Fuels 0.2%
Oil & Gas Development Co. Ltd. 500,000 325,398
759,025
PORTUGAL 1.4%
Electric Utilities 0.6%
EDP - Energias de Portugal SA 250,000 1,055,831
Food & Staples Retailing 0.8%
Jeronimo Martins SGPS SA 90,000 1,521,260
2,577,091
RUSSIA 0.9%
Banks 0.2%
Sberbank of Russia PJSC, ADR 40,000 426,832
Metals & Mining 0.2%
Severstal PAO, GDR Reg. S 30,000 358,623
Oil, Gas & Consumable Fuels 0.5%
LUKOIL PJSC, ADR 8,000 524,867

Nationwide Bailard International Equities Fund - April 30, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels
Rosneft Oil Co. PJSC, GDR
Reg. S 80,000 359,301
884,168
1,669,623
SINGAPORE 1.7%
Banks 0.9%
DBS Group Holdings Ltd. 70,000 981,191
Oversea-Chinese Banking Corp.
Ltd. 80,000 511,452
1,492,643
Real Estate Management & Development 0.3%
CapitaLand Ltd. * 300,000 633,174
Road & Rail 0.5%
ComfortDelGro Corp. Ltd. 813,733 943,484
3,069,301
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 80,000 1,428,391
SOUTH KOREA 1.3%
Banks 0.3%
KB Financial Group, Inc. 20,000 573,327
Interactive Media & Services 0.4%
NAVER Corp. 5,000 814,024
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd. 25,000 1,030,178
2,417,529
SWEDEN 1.7%
Banks 0.4%
Skandinaviska Enskilda Banken
AB, Class A 100,000 821,702
Communications Equipment 0.6%
Telefonaktiebolaget LM
Ericsson, Class B 100,000 870,459
Machinery 0.4%
Volvo AB, Class B 60,000 773,796
Specialty Retail 0.3%
Hennes & Mauritz AB, Class B 40,000 556,751
3,022,708
SWITZERLAND 9.6%
Food Products 2.3%
Nestle SA (Registered) 40,000 4,225,443
Health Care Equipment & Supplies 0.4%
Sonova Holding AG (Registered) 4,000 723,005
Insurance 0.8%
Swiss Life Holding AG
(Registered) 4,000 1,418,772
Pharmaceuticals 4.5%
Novartis AG (Registered) 35,000 2,985,712
Roche Holding AG 15,000 5,217,428
8,203,140
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 30,000 780,924
Common Stocks
Shares Value ($)
SWITZERLAND
Technology Hardware, Storage & Peripherals 1.2%
Logitech International SA
(Registered) 45,000 2,170,614
17,521,898
TAIWAN 0.8%
Entertainment 0.8%
Sea Ltd., ADR * 25,000 1,389,500
UNITED KINGDOM 10.2%
Aerospace & Defense 0.7%
BAE Systems plc 200,000 1,282,112
Banks 0.2%
Standard Chartered plc 70,000 359,730
Beverages 0.8%
Diageo plc 40,000 1,386,576
Capital Markets 0.6%
3i Group plc 70,000 692,179
Man Group plc 280,000 470,971
1,163,150
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 30,000 505,448
Household Durables 0.3%
Persimmon plc 20,000 556,175
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. 150,000 1,087,742
Insurance 0.9%
Direct Line Insurance Group plc 220,000 755,941
Phoenix Group Holdings plc 120,000 909,210
1,665,151
Oil, Gas & Consumable Fuels 0.5%
BP plc 220,000 868,705
Personal Products 1.0%
Unilever NV (b) 17,000 849,794
Unilever plc 20,000 1,034,041
1,883,835
Pharmaceuticals 2.6%
AstraZeneca plc, ADR 50,000 2,614,001
GlaxoSmithKline plc 110,000 2,302,979
4,916,980
Professional Services 0.9%
RELX plc 70,000 1,585,354
Tobacco 0.5%
British American Tobacco plc 25,000 970,867
Wireless Telecommunication Services 0.3%
Vodafone Group plc 350,000 494,915
18,726,740
UNITED STATES 0.6%
Trading Companies & Distributors 0.6%
Ferguson plc 16,000 1,157,231
Total Common Stocks
(cost $182,183,641) 179,121,128

38 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bailard International Equities Fund
Exchange Traded Fund 0.7%
Shares Value ($)
UNITED STATES 0.7%
VanEck Vectors Vietnam ETF 100,000 1,245,000
Total Exchange Traded Fund
(cost $1,847,807) 1,245,000
Total Investments
(cost $184,031,448)   — 98.5% 180,366,128
Other assets in excess of liabilities — 1.5% 2,663,954
NET ASSETS — 100.0%
$ 183,030,082
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$3,956,357 which represents 2.16% of net assets.
(b) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $792,708, which was collateralized by $822,249 in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.38%, and maturity dates ranging from
6/4/2020 – 5/15/2049.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
PAO Public Stock Company
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Emerging Markets Debt Fund - April 30, 2020 (Unaudited) - Statement of Investments - 39
Asset-Backed Security 0.4%
Principal
Amount ($) Value ($)
CHILE 0.4%
Airlines 0.4%
Latam Airlines Pass-
Through Trust, Series
2015-1, Class A, 4.20%,
11/15/2027 296,886 231,571
Total Asset-Backed Securities
(cost  $287,116) 231,571
Corporate Bonds 24.8%
ARGENTINA 0.7%
Diversified Telecommunication Services 0.7%
Telecom Argentina
SA, Reg. S, 6.50%,
6/15/2021 410,000 371,054
BRAZIL 2.1%
Chemicals 1.1%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 820,000 664,200
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 250,505
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 363,030
1,277,735
CHINA 2.1%
Automobiles 1.2%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 681,037
Real Estate Management & Development 0.9%
Longfor Group Holdings
Ltd., Reg. S, 3.95%,
9/16/2029 571,000 553,893
1,234,930
COLOMBIA 1.8%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 369,600
Oil, Gas & Consumable Fuels 1.2%
Ecopetrol SA, 6.88%,
4/29/2030 287,000 293,457
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 418,004
$ 711,461
1,081,061
CONGO, DEMOCRATIC REPUBLIC OF THE 0.7%
Machinery 0.7%
HTA Group Ltd., Reg. S,
9.13%, 3/8/2022 390,000 383,760
Corporate Bonds
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S,
7.95%, 5/11/2026 340,000 292,828
GEORGIA 1.3%
Banks 1.3%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 749,000 737,915
INDIA 0.9%
Electric Utilities 0.4%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 238,216
Metals & Mining 0.3%
Vedanta Resources Ltd.,
Reg. S, 6.13%, 8/9/2024 450,000 164,254
Multiline Retail 0.2%
Future Retail Ltd., 5.60%,
1/22/2025(a) 500,000 134,853
537,323
INDONESIA 0.5%
Electric Utilities 0.5%
Perusahaan Listrik Negara
PT, 6.25%, 1/25/2049(a) 265,000 289,513
KAZAKHSTAN 0.6%
Oil, Gas & Consumable Fuels 0.6%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 319,275
MALAYSIA 0.4%
Diversified Financial Services 0.4%
Petronas Capital Ltd.,
4.55%, 4/21/2050(a) 200,000 216,695
MEXICO 3.9%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.13%,
1/18/2033(b) 420,000 362,250
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 191,752
Consumer Finance 0.2%
Unifin Financiera SAB
de CV, Reg. S, 7.00%,
1/15/2025 238,000 106,505
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 352,500

40 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos , Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 380,147
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 9,600,000 282,846
662,993
Wireless Telecommunication Services 1.0%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 800,000 600,320
2,276,320
NIGERIA 0.9%
Construction & Engineering 0.9%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 527,916
PANAMA 1.7%
Banks 1.2%
Global Bank Corp., (ICE
LIBOR USD 3 Month
+ 3.30%), 5.25%,
4/16/2029(a)(b) 770,000 724,185
Media 0.5%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 268,850
993,035
RUSSIA 0.9%
Consumer Finance 0.9%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 539,415
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 232,428
SINGAPORE 0.4%
Oil, Gas & Consumable Fuels 0.4%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 254,986
SOUTH AFRICA 1.2%
Chemicals 0.5%
Sasol Financing USA LLC,
6.50%, 9/27/2028 400,000 260,000
Diversified Telecommunication Services 0.5%
Liquid Telecommunications
Financing plc, Reg. S,
8.50%, 7/13/2022 365,000 309,703
Corporate Bonds
Principal
Amount ($) Value ($)
SOUTH AFRICA
Electric Utilities 0.2%
Eskom Holdings SOC Ltd.
Reg. S, Reg. S, 7.13%,
2/11/2025 200,000 146,000
715,703
SPAIN 0.4%
Construction & Engineering 0.4%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 357,000 221,340
TUNISIA 1.0%
Banks 1.0%
Banque Centrale de
Tunisie International
Bond, 6.75%,
10/31/2023(a) EUR 608,000 571,332
TURKEY 1.0%
Turkiye Garanti Bankasi
A/S, Reg. S, 5.88%,
3/16/2023 600,000 589,386
UKRAINE 0.4%
Metals & Mining 0.4%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 224,770
UNITED ARAB EMIRATES 1.0%
Diversified Financial Services 0.6%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 361,016
Multi-Utilities 0.4%
Abu Dhabi National
Energy Co. PJSC,
4.88%, 4/23/2030(a) 200,000 219,002
580,018
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(c) 560,000 21,000
Total Corporate Bonds
(cost $17,296,767) 14,489,738
Foreign Government Securities 69.3%
ARMENIA 2.0%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 262,855
3.95%, 9/26/2029 (a) 670,000 620,707
Reg. S, 3.95%,
9/26/2029 330,000 305,721
1,189,283

Nationwide Emerging Markets Debt Fund - April 30, 2020 (Unaudited) - Statement of Investments - 41
Foreign Government Securities
Principal
Amount ($) Value ($)
BAHAMAS 1.4%
Commonwealth of the
Bahamas, 6.00%,
11/21/2028 (a) 1,000,000 810,000
BAHRAIN 1.3%
CBB International Sukuk
Programme Co. SPC,
4.50%, 3/30/2027 (a) 770,000 734,851
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 93,800 79,730
BELIZE 0.5%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (d) 685,400 301,576
BENIN 1.0%
Benin Government
Bond, Reg. S, 5.75%,
3/26/2026 670,000 605,731
BRAZIL 4.5%
Federative Republic of
Brazil, 10.00%, 1/1/2025 BRL 12,889,000 2,621,178
CHILE 2.9%
Tesoreria General de
LA Republica , 4.50%,
3/2/2025 CLP 1,265,000,000 1,712,807
COLOMBIA 0.5%
Titulos de Tesoreria ,
7.50%, 8/26/2026 COP 1,053,700,000 284,080
DOMINICAN REPUBLIC 1.0%
Dominican Republic
Government Bond
Reg. S, 8.90%,
2/15/2023 DOP 13,450,000 216,420
Reg. S, 9.75%, 6/5/2026 24,300,000 356,726
573,146
ECUADOR 0.7%
Republic of Ecuador
Reg. S, 10.75%,
3/28/2022 (c) 752,000 237,828
7.88%, 3/27/2025 (a) 297,000 84,645
Reg. S, 9.65%,
12/13/2026 (c) 400,000 114,004
436,477
EGYPT 1.8%
Arab Republic of Egypt
6.20%, 3/1/2024 (a) 212,000 205,110
7.60%, 3/1/2029 (a) 242,000 229,395
5.63%, 4/16/2030 (a) EUR 668,000 600,263
1,034,768
EL SALVADOR 1.3%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 626,000 499,235
Foreign Government Securities
Principal
Amount ($) Value ($)
EL SALVADOR
Republic of El Salvador
Reg. S, 8.63%,
2/28/2029 224,000 189,280
Reg. S, 8.25%,
4/10/2032 119,000 96,985
785,500
ETHIOPIA 0.5%
Federal Democratic
Republic of Ethiopia,
Reg. S, 6.63%,
12/11/2024 360,000 311,760
GHANA 0.6%
Republic of Ghana, 8.63%,
6/16/2049 (a) 467,000 350,367
INDONESIA 5.6%
Republic of Indonesia
8.38%, 9/15/2026 IDR 11,666,000,000 807,797
6.13%, 5/15/2028 6,096,000,000 365,965
7.00%, 9/15/2030 4,295,000,000 272,138
6.63%, 5/15/2033 12,831,000,000 751,659
8.38%, 3/15/2034 15,714,000,000 1,068,024
3,265,583
IRAQ 1.1%
Republic of Iraq, Reg. S,
6.75%, 3/9/2023 830,000 626,816
IVORY COAST 1.3%
Republic of Cote d'Ivoire,
Reg. S, 6.38%, 3/3/2028 859,000 769,879
MALAYSIA 2.1%
Malaysia Government
Bond, 3.91%, 7/15/2026 MYR 4,852,000 1,202,171
MEXICO 4.0%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 31,161,500 1,282,003
7.50%, 6/3/2027 8,145,700 362,746
8.50%, 11/18/2038 15,968,200 722,959
2,367,708
MONTENEGRO 0.6%
Republic of Montenegro,
2.55%, 10/3/2029 (a) EUR 370,000 351,404
MOROCCO 1.7%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) 1,030,000 1,010,618
MOZAMBIQUE 0.5%
Republic of Mozambique,
5.00%, 9/15/2031 (a)(d) 420,000 287,784
NIGERIA 0.9%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 313,125
7.14%, 2/23/2030 (a) 297,000 222,750
535,875

42 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PANAMA 0.4%
Republic of Panama,
4.50%, 4/1/2056 200,000 224,500
PARAGUAY 0.4%
Republic of Paraguay,
5.40%, 3/30/2050 (a) 200,000 207,000
PERU 2.9%
Bonos de la Tesoreria ,
Reg. S, 5.94%,
2/12/2029 (a) PEN 3,664,000 1,223,597
Republic of Peru
2.78%, 1/23/2031 201,000 207,231
Reg. S, 6.90%,
8/12/2037 PEN 713,000 241,600
1,672,428
QATAR 4.9%
State of Qatar
4.50%, 4/23/2028 (a) 1,202,000 1,371,001
Reg. S, 4.82%,
3/14/2049 1,230,000 1,479,425
2,850,426
ROMANIA 0.7%
Romania Government
Bond
5.00%, 2/12/2029 RON 250,000 57,159
4.75%, 10/11/2034 1,590,000 343,450
400,609
RUSSIA 5.3%
Russian Federation
7.10%, 10/16/2024 RUB 17,192,000 245,542
6.90%, 5/23/2029 75,154,000 1,082,641
7.65%, 4/10/2030 47,544,000 717,476
7.70%, 3/16/2039 66,303,000 1,041,659
3,087,318
SAUDI ARABIA 2.3%
Kingdom of Saudi Arabia
Reg. S, 3.63%, 3/4/2028 1,001,000 1,048,547
Reg. S, 4.63%,
10/4/2047 270,000 282,668
1,331,215
SENEGAL 0.9%
Republic of Senegal, Reg.
S, 4.75%, 3/13/2028 EUR 573,000 539,975
SERBIA 0.6%
Republic of Serbia, 1.50%,
6/26/2029 (a) 358,000 338,861
SOUTH AFRICA 4.7%
Republic of South Africa
8.25%, 3/31/2032 ZAR 49,183,000 2,206,507
9.00%, 1/31/2040 12,093,000 515,919
2,722,426
THAILAND 3.8%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (e) THB 66,032,959 1,818,775
Foreign Government Securities
Principal
Amount ($) Value ($)
THAILAND
Kingdom of Thailand
3.78%, 6/25/2032 THB 10,456,000 408,696
2,227,471
TURKEY 0.8%
Republic of Turkey, 6.00%,
3/25/2027 535,000 490,702
UKRAINE 3.0%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,298,000 1,229,855
Reg. S, 7.38%,
9/25/2032 600,000 531,000
1,760,855
UNITED ARAB EMIRATES 0.6%
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 370,882
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (c) 445,000 35,600
Total Foreign Government Securities
(cost $46,217,167) 40,509,360
Total Investments
(cost $63,801,050) — 94.5% 55,230,669
Other assets in excess of liabilities — 5.5% 3,187,192
NET ASSETS — 100.0%
$ 58,417,861
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at April 30, 2020 was $15,213,522 which
represents 26.04% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2020.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at April 30, 2020.
(e) Principal amounts are not adjusted for inflation.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Emerging Markets Debt Fund - April 30, 2020 (Unaudited) - Statement of Investments - 43
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
DOP Dominican Peso
EUR Euro
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
USD United States Dollar
ZAR South Africa Rand

44 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of April 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
COP 806,000,000 USD 200,260 Barclays Bank plc
**
7/22/2020 1,963
CZK 23,898,035 USD 960,008 Deutsche Bank Securities, Inc. 7/22/2020 7,279
CZK 11,329,021 USD 455,716 Royal Bank of Canada 7/22/2020 2,833
INR 113,500,000 USD 1,458,007 Barclays Bank plc
**
7/22/2020 40,721
PLN 5,800,174 USD 1,369,601 Deutsche Bank Securities, Inc. 7/22/2020 28,032
USD 2,025,459 BRL 10,715,000 Barclays Bank plc
**
7/22/2020 65,581
USD 693,721 ZAR 12,813,900 Credit Agricole 7/22/2020 7,840
USD 724,794 ZAR 13,528,372 Deutsche Bank Securities, Inc. 7/22/2020 670
USD 674,091 ZAR 12,487,728 Royal Bank of Canada 7/22/2020 5,668
Total unrealized appreciation 160,587
COP 4,684,000,000 USD 1,185,782 Deutsche Bank Securities, Inc.
**
7/22/2020 (10,581)
HUF 375,000,000 USD 1,169,176 HSBC Bank plc 7/22/2020 (4,640)
USD 571,083 CLP 475,775,040 Deutsche Bank Securities, Inc.
**
7/22/2020 (61)
USD 1,058,420 CLP 889,824,959 JPMorgan Chase Bank
**
7/22/2020 (9,770)
USD 4,040,258 EUR 3,705,592 JPMorgan Chase Bank 7/22/2020 (27,356)
USD 285,425 INR 22,260,000 HSBC Bank plc
**
7/22/2020 (8,511)
USD 950,413 MXN 24,030,000 Barclays Bank plc 7/22/2020 (34,423)
USD 1,058,969 PEN 3,650,000 Barclays Bank plc
**
7/22/2020 (17,582)
USD 775,635 PLN 3,220,000 Deutsche Bank Securities, Inc. 7/22/2020 (269)
USD 1,891,732 THB 62,000,000 HSBC Bank plc 7/22/2020 (24,655)
Total unrealized depreciation (137,848)
Net unrealized appreciation 22,739
** Non-deliverable forward.
Currency:
BRL Brazilian real
CLP Chilean peso
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
THB Thai baht
USD United States dollar
ZAR South African rand
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - April 30, 2020 (Unaudited) - Statement of Investments - 45
Common Stocks 99 .4%
Shares Value ($)
AUSTRALIA 1 .0%
Commercial Services & Supplies 1 .0%
Brambles Ltd. 63,570 453,632
AUSTRIA 0 .9%
Banks 0 .9%
Erste Group Bank AG 17,726 385,576
BELGIUM 0 .9%
Banks 0 .9%
KBC Group NV 7,465 403,590
CHINA 4 .1%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd.
Reg. S *^∞(a) 2,702,000 0
Insurance 1 .5%
Ping An Insurance Group Co. of
China Ltd., Class H 63,000 638,804
Internet & Direct Marketing Retail 1 .0%
Prosus NV * 6,050 459,231
Wireless Telecommunication Services 1 .6%
China Mobile Ltd. 90,000 719,847
1,817,882
DENMARK 2 .4%
Biotechnology 1 .4%
Genmab A/S * 2,541 611,892
Pharmaceuticals 1 .0%
H Lundbeck A/S 12,458 454,418
1,066,310
FINLAND 1 .4%
Oil, Gas & Consumable Fuels 1 .4%
Neste OYJ 17,209 610,416
GERMANY 2 .9%
Auto Components 1 .1%
Continental AG * 5,724 483,571
Household Products 1 .3%
Henkel AG & Co. KGaA
(Preference) 6,438 573,856
Textiles, Apparel & Luxury Goods 0 .5%
HUGO BOSS AG 7,885 219,057
1,276,484
INDIA 1 .0%
Banks 1 .0%
Axis Bank Ltd., GDR Reg. S 14,689 422,776
INDONESIA 0 .9%
Banks 0 .9%
Bank Mandiri Persero Tbk. PT 1,321,000 395,487
ITALY 0 .9%
Electrical Equipment 0 .9%
Prysmian SpA 20,879 393,706
JAPAN 10 .3%
Diversified Financial Services 1 .0%
ORIX Corp. 35,700 424,963
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0 .8%
Nippon Telegraph & Telephone
Corp. 15,300 348,569
Entertainment 1 .1%
Nintendo Co. Ltd. 1,200 496,970
Health Care Equipment & Supplies 0 .8%
Hoya Corp. 4,000 365,549
Household Durables 2 .4%
Sony Corp. 16,200 1,039,314
Personal Products 1 .4%
Kao Corp. 8,200 632,504
Pharmaceuticals 1 .9%
Takeda Pharmaceutical Co. Ltd. 22,759 817,226
Professional Services 0 .9%
TechnoPro Holdings, Inc. 6,900 391,907
4,517,002
MEXICO 0 .4%
Construction Materials 0 .4%
Cemex SAB de CV, ADR 90,200 191,224
NETHERLANDS 2 .7%
Food & Staples Retailing 1 .8%
Koninklijke Ahold Delhaize NV 31,456 764,453
Semiconductors & Semiconductor Equipment 0 .9%
NXP Semiconductors NV 4,085 406,743
1,171,196
NORWAY 1 .6%
Oil, Gas & Consumable Fuels 1 .6%
Equinor ASA (b) 48,633 682,687
SOUTH AFRICA 1 .0%
Internet & Direct Marketing Retail 1 .0%
Naspers Ltd., Class N 2,689 420,588
SWITZERLAND 3 .0%
Health Care Equipment & Supplies 1 .1%
Alcon, Inc. * 9,533 503,650
Insurance 1 .9%
Zurich Insurance Group AG 2,506 798,857
1,302,507
UNITED KINGDOM 10 .1%
Chemicals 1 .9%
Linde plc 4,574 841,571
Electronic Equipment, Instruments & Components 1 .5%
Spectris plc 19,719 663,144
Paper & Forest Products 0 .8%
Mondi plc 19,307 343,350
Personal Products 1 .7%
Unilever NV 15,037 751,668
Pharmaceuticals 1 .3%
GlaxoSmithKline plc 27,919 584,517
Software 1 .8%
Sage Group plc (The) 96,842 781,305

46 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 1 .1%
Ashtead Group plc 17,393 477,274
4,442,829
UNITED STATES 53 .9%
Airlines 1 .5%
Southwest Airlines Co. 20,837 651,156
Auto Components 1 .3%
Aptiv plc 8,160 567,528
Banks 0 .7%
Wells Fargo & Co. 11,275 327,539
Biotechnology 2 .3%
Incyte Corp. * 5,052 493,378
Ironwood Pharmaceuticals, Inc.
* 21,935 219,350
Mirati Therapeutics, Inc. * 3,425 291,262
1,003,990
Capital Markets 4 .0%
Ameriprise Financial, Inc. 4,552 523,207
S&P Global, Inc. 1,087 318,361
T. Rowe Price Group, Inc. 7,980 922,727
1,764,295
Chemicals 2 .3%
Ecolab, Inc. 5,140 994,590
Commercial Services & Supplies 1 .2%
MSA Safety, Inc. 4,757 535,305
Electronic Equipment, Instruments & Components 1 .3%
Trimble, Inc. * 17,021 589,437
Entertainment 3 .2%
Electronic Arts, Inc. * 6,192 707,498
Walt Disney Co. (The) 6,436 696,053
1,403,551
Food & Staples Retailing 1 .7%
Costco Wholesale Corp. 2,508 759,924
Health Care Equipment & Supplies 0 .6%
Medtronic plc 2,900 283,127
Health Care Providers & Services 3 .1%
Laboratory Corp. of America
Holdings * 1,525 250,786
UnitedHealth Group, Inc. 3,787 1,107,584
1,358,370
Household Durables 1 .0%
Mohawk Industries, Inc. * 5,208 456,846
Household Products 1 .2%
Procter & Gamble Co. (The) 4,452 524,757
Insurance 1 .6%
Marsh & McLennan Cos., Inc. 7,153 696,201
Interactive Media & Services 1 .2%
Twitter, Inc. * 18,807 539,385
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc. * 681 1,684,794
IT Services 2 .4%
LiveRamp Holdings, Inc. * 7,637 289,137
Visa, Inc., Class A 4,187 748,300
1,037,437
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 2 .0%
Bio-Rad Laboratories, Inc.,
Class A * 1,971 867,437
Machinery 2 .6%
AGCO Corp. 9,271 489,880
Ingersoll Rand, Inc. * 22,029 640,603
1,130,483
Oil, Gas & Consumable Fuels 1 .3%
Hess Corp. 11,381 553,572
Pharmaceuticals 2 .1%
Elanco Animal Health, Inc. * 19,022 470,033
Eli Lilly & Co. 2,862 442,580
912,613
Semiconductors & Semiconductor Equipment 1 .9%
Micron Technology, Inc. * 10,764 515,488
ON Semiconductor Corp. * 19,435 311,835
827,323
Software 5 .1%
Microsoft Corp. 10,024 1,796,401
PTC, Inc. * 5,667 392,440
2,188,841
Specialty Retail 3 .6%
Lowe's Cos., Inc. 6,154 644,632
TJX Cos., Inc. (The) 19,389 951,030
1,595,662
Technology Hardware, Storage & Peripherals 0 .9%
Western Digital Corp. 8,857 408,131
23,662,294
Total Investments
(cost $39,286,692)   — 99.4% 43,616,186
Other assets in excess of liabilities — 0.6% 250,426
NET ASSETS — 100.0%
$ 43,866,612
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was $0 which represents 0.0% of net assets.
(b) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $675,850, which was collateralized by $693,348 in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.38%, and maturity dates ranging from
6/4/2020 – 5/15/2049.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

Nationwide Global Sustainable Equity Fund - April 30, 2020 (Unaudited) - Statement of Investments - 47
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 96 .5%
Shares Value ($)
AUSTRALIA 5 .2%
Capital Markets 0 .1%
Pendal Group Ltd. 155,952 551,666
Chemicals 0 .3%
Nufarm Ltd. * 340,956 1,148,399
Containers & Packaging 0 .5%
Orora Ltd. 1,335,371 2,200,740
Equity Real Estate Investment Trusts (REITs) 0 .4%
Charter Hall Social Infrastructure
REIT 1,072,356 1,686,062
Insurance 0 .7%
AUB Group Ltd. 407,854 3,110,240
IT Services 0 .8%
NEXTDC Ltd. * 604,187 3,444,607
Metals & Mining 0 .7%
Evolution Mining Ltd. 357,153 1,154,461
Mineral Resources Ltd. 79,842 856,534
Northern Star Resources Ltd. 137,566 1,102,751
3,113,746
Oil, Gas & Consumable Fuels 0 .3%
Beach Energy Ltd. 559,681 539,543
Karoon Energy Ltd. *(a) 1,088,417 387,259
Whitehaven Coal Ltd. 442,688 514,312
1,441,114
Professional Services 0 .1%
SEEK Ltd. 35,039 389,690
Software 0 .6%
Bravura Solutions Ltd. 825,973 2,582,575
Trading Companies & Distributors 0 .2%
Seven Group Holdings Ltd. (a) 114,168 1,112,024
Transportation Infrastructure 0 .5%
Atlas Arteria Ltd. 332,516 1,325,172
Qube Holdings Ltd. ∞ 779,270 1,122,263
2,447,435
23,228,298
AUSTRIA 0 .8%
Banks 0 .5%
BAWAG Group AG Reg. S *(b) 55,060 1,874,082
Construction Materials 0 .1%
Wienerberger AG 26,314 492,117
Electrical Equipment 0 .1%
Zumtobel Group AG * 69,955 452,866
Real Estate Management & Development 0 .1%
CA Immobilien Anlagen AG 16,692 532,510
3,351,575
BELGIUM 0 .3%
Biotechnology 0 .3%
Galapagos NV * 6,289 1,390,898
BRAZIL 1 .0%
Chemicals 0 .2%
Braskem SA (Preference), Class
A 276,700 1,075,680
Common Stocks
Shares Value ($)
BRAZIL
IT Services 0 .7%
Locaweb Servicos de Internet
SA Reg. S *(b) 194,900 815,742
Pagseguro Digital Ltd., Class A * 16,678 422,454
StoneCo Ltd., Class A *(a) 65,852 1,737,175
2,975,371
Water Utilities 0 .1%
Cia de Saneamento do Parana * 67,500 319,011
4,370,062
CANADA 0 .4%
Chemicals 0 .2%
EcoSynthetix, Inc. * 573,923 783,400
Metals & Mining 0 .2%
ERO Copper Corp. * 96,093 1,099,034
1,882,434
CHINA 3 .4%
Air Freight & Logistics 0 .3%
Kerry Logistics Network Ltd. 1,100,500 1,491,275
Auto Components 0 .2%
Minth Group Ltd. 90,406 212,456
Nexteer Automotive Group Ltd. 893,000 460,515
672,971
Automobiles 0 .1%
Niu Technologies, ADR *(a) 31,781 268,867
Biotechnology 0 .7%
Zai Lab Ltd., ADR * 49,592 3,110,411
Chemicals 0 .3%
Sinopec Shanghai
Petrochemical Co. Ltd., Class
H 5,766,000 1,559,964
Containers & Packaging 0 .3%
AMVIG Holdings Ltd. 5,886,275 1,117,794
Electronic Equipment, Instruments & Components 0 .3%
Kingboard Holdings Ltd. 541,500 1,327,561
Independent Power and Renewable Electricity Producers
0 .3%
China Longyuan Power Group
Corp. Ltd., Class H 2,811,245 1,380,379
Interactive Media & Services 0 .2%
Wise Talent Information
Technology Co. Ltd. Reg. S
*(a) 355,000 762,719
Machinery 0 .2%
Precision Tsugami China Corp.
Ltd. Reg. S 1,374,000 1,075,015
Professional Services 0 .1%
51job, Inc., ADR * 10,434 625,414
Software 0 .4%
Kingdee International Software
Group Co. Ltd. 1,286,372 1,844,163
15,236,533

Nationwide International Small Cap Fund - April 30, 2020 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
COLOMBIA 0 .5%
Oil, Gas & Consumable Fuels 0 .2%
Canacol Energy Ltd. 332,297 842,709
Wireless Telecommunication Services 0 .3%
Millicom International Cellular
SA, SDR 56,301 1,480,155
2,322,864
DENMARK 2 .8%
Banks 0 .4%
Ringkjoebing Landbobank A/S 26,785 1,677,954
Beverages 0 .2%
Royal Unibrew A/S * 11,088 859,352
Biotechnology 1 .0%
Ascendis Pharma A/S, ADR * 22,672 3,077,271
Zealand Pharma A/S *(a) 41,549 1,441,459
4,518,730
Building Products 0 .6%
ROCKWOOL International A/S,
Class B 13,050 2,744,828
Machinery 0 .1%
FLSmidth & Co. A/S * 25,340 668,619
Software 0 .5%
Netcompany Group A/S Reg. S
*(b) 39,360 2,034,541
SimCorp A/S 1,958 181,411
2,215,952
12,685,435
EGYPT 0 .3%
Metals & Mining 0 .3%
Centamin plc 646,841 1,245,120
FAROE ISLANDS 0 .1%
Food Products 0 .1%
Bakkafrost P/F 11,291 559,188
FINLAND 1 .5%
Chemicals 0 .2%
Kemira OYJ 90,106 1,086,083
Machinery 0 .5%
Cargotec OYJ, Class B 29,989 655,673
Konecranes OYJ 30,769 669,824
Valmet OYJ 38,948 892,992
2,218,489
Real Estate Management & Development 0 .8%
Kojamo OYJ 190,972 3,434,451
6,739,023
FRANCE 3 .9%
Airlines 0 .1%
Air France-KLM *(a) 96,327 491,435
Gas Utilities 0 .8%
Rubis SCA 78,178 3,512,899
Hotels, Restaurants & Leisure 0 .7%
Elior Group SA Reg. S (b) 457,125 3,025,893
Household Durables 0 .8%
Kaufman & Broad SA 104,293 3,769,088
Common Stocks
Shares Value ($)
FRANCE
Media 0 .8%
Criteo SA, ADR * 68,187 677,097
JCDecaux SA 141,597 2,938,368
3,615,465
Semiconductors & Semiconductor Equipment 0 .4%
SOITEC *(a) 18,424 1,696,607
Specialty Retail 0 .3%
Maisons du Monde SA Reg. S
(a)(b) 139,672 1,264,021
17,375,408
GERMANY 3 .3%
Electrical Equipment 0 .3%
OSRAM Licht AG * 30,931 1,285,242
Health Care Equipment & Supplies 1 .0%
STRATEC SE (a) 41,582 3,943,778
Industrial Conglomerates 0 .3%
Rheinmetall AG 21,936 1,488,011
Life Sciences Tools & Services 0 .5%
Gerresheimer AG 28,956 2,315,012
Metals & Mining 0 .3%
Aurubis AG 29,172 1,528,367
Professional Services 0 .2%
Bertrandt AG 27,542 1,061,231
Road & Rail 0 .1%
Sixt SE 9,417 636,626
Semiconductors & Semiconductor Equipment 0 .6%
Siltronic AG 27,785 2,387,744
14,646,011
GHANA 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Kosmos Energy Ltd. 154,355 254,685
Tullow Oil plc (a) 766,390 250,749
505,434
GREECE 0 .4%
Diversified Telecommunication Services 0 .4%
Hellenic Telecommunications
Organization SA 134,082 1,762,651
HONG KONG 1 .6%
IT Services 0 .8%
SUNeVision Holdings Ltd. 4,936,611 3,546,145
Machinery 0 .1%
Singamas Container Holdings
Ltd. 9,523,427 527,473
Pharmaceuticals 0 .2%
Hutchison China MediTech Ltd.,
ADR * 39,930 858,894
Real Estate Management & Development 0 .5%
Hang Lung Group Ltd. 1,011,000 2,288,113
7,220,625
INDIA 0 .1%
Auto Components 0 .0%
†
Tube Investments of India Ltd. 16,536 81,412

50 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
INDIA
Entertainment 0 .0%
†
PVR Ltd. 24,177 322,252
Software 0 .1%
Cyient Ltd. 74,954 224,546
628,210
INDONESIA 0 .2%
Diversified Telecommunication Services 0 .2%
Link Net Tbk. PT 3,842,635 717,974
IRELAND 1 .3%
Containers & Packaging 0 .9%
Smurfit Kappa Group plc 134,131 4,213,137
Marine 0 .4%
Irish Continental Group plc 423,269 1,588,852
1,588,852
5,801,989
ISRAEL 1 .7%
IT Services 1 .0%
Wix.com Ltd. * 36,854 4,820,872
Oil, Gas & Consumable Fuels 0 .1%
Delek Group Ltd. 5,762 265,373
Pharmaceuticals 0 .1%
MediWound Ltd. * 159,575 319,150
Real Estate Management & Development 0 .5%
Alony Hetz Properties &
Investments Ltd. 176,150 2,131,813
7,537,208
ITALY 6 .8%
Automobiles 0 .1%
Piaggio & C SpA 236,106 541,762
Capital Markets 0 .4%
Banca Generali SpA 72,350 1,800,390
Construction Materials 0 .3%
Buzzi Unicem SpA 68,049 1,336,601
Diversified Financial Services 0 .7%
Cerved Group SpA 443,555 3,025,682
Diversified Telecommunication Services 1 .0%
Infrastrutture Wireless Italiane
SpA Reg. S (b) 402,727 4,265,910
Gas Utilities 0 .6%
Italgas SpA 483,554 2,709,292
Health Care Equipment & Supplies 1 .9%
DiaSorin SpA 50,159 8,547,612
Hotels, Restaurants & Leisure 0 .4%
Autogrill SpA 360,259 1,866,007
Machinery 0 .5%
Interpump Group SpA 70,798 2,065,995
Textiles, Apparel & Luxury Goods 0 .8%
Brunello Cucinelli SpA 38,775 1,250,190
OVS SpA Reg. S *(a)(b) 1,246,693 1,071,610
Salvatore Ferragamo SpA (a) 111,442 1,381,355
3,703,155
Common Stocks
Shares Value ($)
ITALY
Transportation Infrastructure 0 .1%
Enav SpA Reg. S (b) 68,732 307,846
30,170,252
JAPAN 21 .0%
Auto Components 1 .0%
Musashi Seimitsu Industry Co.
Ltd. 59,100 482,037
NGK Spark Plug Co. Ltd. 8,100 121,405
Nippon Seiki Co. Ltd. 59,600 643,164
Toyo Tire Corp. 184,200 2,191,337
TPR Co. Ltd. 42,200 493,435
Unipres Corp. 44,100 388,105
4,319,483
Banks 0 .9%
Bank of Kyoto Ltd. (The) 37,816 1,297,038
San-In Godo Bank Ltd. (The) 238,700 1,251,428
Shiga Bank Ltd. (The) 63,700 1,496,915
4,045,381
Beverages 0 .4%
Ito En Ltd. 35,500 1,966,251
Building Products 0 .3%
Nitto Boseki Co. Ltd. 30,600 1,462,952
Capital Markets 0 .8%
DSB Co. Ltd. 71,845 430,768
Ichiyoshi Securities Co. Ltd. 337,500 1,416,042
Jafco Co. Ltd. 51,000 1,646,398
3,493,208
Chemicals 0 .6%
JSR Corp. 101,007 1,902,343
Tokyo Ohka Kogyo Co. Ltd. 17,330 743,173
2,645,516
Commercial Services & Supplies 0 .1%
Raksul, Inc. * 15,250 347,504
Diversified Financial Services 0 .5%
Mitsubishi UFJ Lease & Finance
Co. Ltd. 315,000 1,509,858
NEC Capital Solutions Ltd. 49,400 859,890
2,369,748
Electronic Equipment, Instruments & Components 0 .3%
Taiyo Yuden Co. Ltd. 55,580 1,554,156
Entertainment 0 .2%
Square Enix Holdings Co. Ltd. 18,600 758,987
Equity Real Estate Investment Trusts (REITs) 2 .7%
Comforia Residential REIT, Inc. 1,625 4,831,339
Ichigo Office REIT Investment
Corp. 4,325 2,715,789
Nippon Accommodations Fund,
Inc. 847 5,056,096
12,603,224
Food & Staples Retailing 0 .6%
Kobe Bussan Co. Ltd. (a) 51,200 2,456,625
Food Products 0 .8%
Itoham Yonekyu Holdings, Inc. 219,900 1,277,092
Nichirei Corp. 91,100 2,271,032
3,548,124

Nationwide International Small Cap Fund - April 30, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0 .3%
Asahi Intecc Co. Ltd. 50,900 1,350,638
Household Durables 0 .3%
Sumitomo Forestry Co. Ltd. 89,900 1,121,048
Insurance 0 .4%
Lifenet Insurance Co. * 291,000 1,920,278
Interactive Media & Services 0 .4%
Dip Corp. 77,400 1,682,003
Internet & Direct Marketing Retail 0 .9%
ASKUL Corp. 139,500 3,947,065
IT Services 1 .0%
Comture Corp. (a) 24,540 494,461
GMO Payment Gateway, Inc. 39,746 3,551,699
NET One Systems Co. Ltd. 9,500 273,309
4,319,469
Machinery 0 .9%
MINEBEA MITSUMI, Inc. 59,700 976,577
OKUMA Corp. 27,100 1,029,926
THK Co. Ltd. 59,100 1,419,544
Yamashin-Filter Corp. (a) 73,800 579,820
4,005,867
Media 0 .8%
CyberAgent, Inc. 10,293 432,737
Hakuhodo DY Holdings, Inc. 165,754 1,843,454
Nippon Television Holdings, Inc. 95,773 1,070,964
3,347,155
Oil, Gas & Consumable Fuels 0 .3%
Idemitsu Kosan Co. Ltd. 65,800 1,502,763
Personal Products 0 .4%
Fancl Corp. 75,500 1,812,418
Professional Services 0 .2%
SMS Co. Ltd. 33,300 727,345
Real Estate Management & Development 0 .9%
Katitas Co. Ltd. 63,400 1,111,576
Tokyo Tatemono Co. Ltd. 246,100 2,785,360
3,896,936
Road & Rail 1 .3%
Sankyu, Inc. 32,300 1,245,931
Seino Holdings Co. Ltd. 192,645 2,299,379
Senko Group Holdings Co. Ltd. 252,500 2,051,847
5,597,157
Semiconductors & Semiconductor Equipment 1 .2%
Lasertec Corp. 60,119 3,999,297
SUMCO Corp. 62,800 897,026
Tri Chemical Laboratories, Inc. 10,900 972,899
5,869,222
Software 0 .8%
Freee KK *(a) 19,500 682,776
Infomart Corp. 43,300 301,472
Rakus Co. Ltd. 28,333 448,291
Sansan, Inc. * 14,555 718,539
Systena Corp. 50,350 710,864
TeamSpirit, Inc. *(a) 22,300 509,383
3,371,325
Textiles, Apparel & Luxury Goods 0 .6%
Asics Corp. 289,700 2,761,403
Common Stocks
Shares Value ($)
JAPAN
Transportation Infrastructure 1 .1%
Japan Airport Terminal Co. Ltd.
(a) 94,000 3,841,942
Mitsubishi Logistics Corp. 51,500 1,137,611
4,979,553
93,782,804
JERSEY 0 .8%
Capital Markets 0 .8%
Sanne Group plc 459,129 3,740,142
KAZAKHSTAN 0 .6%
Metals & Mining 0 .3%
KAZ Minerals plc 256,465 1,341,716
Oil, Gas & Consumable Fuels 0 .3%
NAC Kazatomprom JSC, GDR
Reg. S 86,945 1,300,506
2,642,222
LUXEMBOURG 0 .3%
Banks 0 .3%
Addiko Bank AG * 132,893 1,133,652
MALAYSIA 0 .1%
Electronic Equipment, Instruments & Components 0 .1%
Inari Amertron Bhd. 1,656,200 541,665
MEXICO 0 .5%
Chemicals 0 .5%
Alpek SAB de CV 2,374,806 1,129,218
Orbia Advance Corp. SAB de
CV 1,015,164 1,197,928
2,327,146
NETHERLANDS 3 .9%
Banks 0 .3%
Van Lanschot Kempen NV, CVA 90,605 1,391,371
Biotechnology 0 .8%
Argenx SE, ADR * 10,718 1,570,080
Merus NV * 61,648 914,856
ProQR Therapeutics NV * 158,116 779,512
3,264,448
Chemicals 0 .4%
Corbion NV 53,122 1,902,205
Construction & Engineering 0 .2%
Boskalis Westminster (a) 60,325 1,048,975
Hotels, Restaurants & Leisure 0 .3%
DP Eurasia NV Reg. S *(b) 2,218,775 1,361,051
Internet & Direct Marketing Retail 0 .5%
Just Eat Takeaway.com NV Reg.
S *(b) 23,201 2,362,247
Semiconductors & Semiconductor Equipment 0 .4%
ASM International NV 9,227 1,017,459
BE Semiconductor Industries
NV *(a) 17,868 736,513
1,753,972
Trading Companies & Distributors 1 .0%
IMCD NV 47,166 4,176,810
17,261,079

52 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
NEW ZEALAND 0 .3%
Oil, Gas & Consumable Fuels 0 .2%
New Zealand Refining Co. Ltd.
(The) 1,612,121 896,879
Software 0 .1%
Xero Ltd. * 11,517 585,682
1,482,561
NORWAY 0 .8%
Banks 0 .4%
Sparebanken Vest 283,862 1,674,194
Energy Equipment & Services 0 .1%
Aker Solutions ASA Reg. S *(a) 591,664 391,033
Food Products 0 .3%
Salmar ASA 38,353 1,499,714
3,564,941
PHILIPPINES 0 .2%
Hotels, Restaurants & Leisure 0 .2%
Bloomberry Resorts Corp. 7,565,100 830,419
RUSSIA 0 .1%
Interactive Media & Services 0 .1%
Mail.Ru Group Ltd., GDR Reg.
S * 23,721 427,191
SINGAPORE 1 .4%
Diversified Telecommunication Services 0 .2%
NetLink NBN Trust Reg. S 1,310,700 924,911
Equity Real Estate Investment Trusts (REITs) 1 .2%
Frasers Centrepoint Trust 993,600 1,488,748
Mapletree Logistics Trust 3,141,818 3,963,588
5,452,336
6,377,247
SOUTH AFRICA 0 .3%
Capital Markets 0 .2%
Coronation Fund Managers Ltd. 320,701 625,932
Construction Materials 0 .1%
PPC Ltd. * 4,906,098 330,866
Containers & Packaging 0 .0%
†
Nampak Ltd. * 2,362,111 211,874
1,168,672
SOUTH KOREA 0 .9%
Auto Components 0 .2%
Hankook Tire & Technology Co.
Ltd. 20,903 361,637
S&T Motiv Co. Ltd. 23,267 680,977
1,042,614
Diversified Telecommunication Services 0 .4%
LG Uplus Corp. 120,040 1,319,650
Entertainment 0 .1%
Com2uSCorp 5,074 446,999
Semiconductors & Semiconductor Equipment 0 .1%
Koh Young Technology, Inc. 7,938 533,218
Software 0 .1%
Douzone Bizon Co. Ltd. 7,383 542,778
3,885,259
Common Stocks
Shares Value ($)
SPAIN 1 .9%
Banks 0 .2%
Unicaja Banco SA Reg. S (b) 1,955,697 1,060,084
Equity Real Estate Investment Trusts (REITs) 0 .3%
Arima Real Estate SOCIMI SA * 147,922 1,475,544
Food Products 1 .2%
Ebro Foods SA 92,973 1,981,152
Viscofan SA 43,246 2,772,058
4,753,210
Hotels, Restaurants & Leisure 0 .2%
Melia Hotels International SA 223,940 1,029,425
8,318,263
SWEDEN 4 .9%
Aerospace & Defense 0 .2%
Saab AB, Class B *(a) 42,372 981,295
Capital Markets 0 .2%
Vostok Emerging Finance Ltd.,
SDR *(a) 3,749,061 904,609
Construction & Engineering 0 .1%
Sweco AB, Class B 15,162 521,312
Containers & Packaging 0 .3%
BillerudKorsnas AB 111,349 1,407,855
Entertainment 0 .4%
Embracer Group AB * 146,649 1,564,147
Hotels, Restaurants & Leisure 0 .4%
SkiStar AB 212,108 1,959,909
Leisure Products 0 .5%
Thule Group AB Reg. S (a)(b) 112,024 2,102,922
Machinery 0 .7%
Trelleborg AB, Class B * 234,842 3,019,678
Paper & Forest Products 0 .3%
Svenska Cellulosa AB SCA,
Class B * 121,391 1,306,599
Real Estate Management & Development 1 .6%
Catena AB (a) 147,568 4,689,653
Fastighets AB Balder, Class B * 64,673 2,552,566
7,242,219
Trading Companies & Distributors 0 .2%
Indutrade AB 26,372 849,125
21,859,670
SWITZERLAND 3 .0%
Life Sciences Tools & Services 1 .3%
Tecan Group AG (Registered) 19,227 6,209,318
Machinery 1 .3%
Bucher Industries AG
(Registered) (a) 4,025 1,134,636
OC Oerlikon Corp. AG
(Registered) (a) 211,129 1,583,150
Sulzer AG (Registered) REG 11,196 793,032
VAT Group AG Reg. S *(b) 13,084 2,160,732
5,671,550
Specialty Retail 0 .4%
Dufry AG (Registered) (a) 51,426 1,677,995
13,558,863

Nationwide International Small Cap Fund - April 30, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
TAIWAN 4 .0%
Communications Equipment 0 .4%
Accton Technology Corp. 228,235 1,635,916
Electrical Equipment 0 .2%
Bizlink Holding, Inc. 109,000 710,978
Electronic Equipment, Instruments & Components 0 .7%
Chroma ATE, Inc. 234,617 1,082,830
Genius Electronic Optical Co.
Ltd. 30,000 483,377
ITEQ Corp. 291,389 1,396,506
Walsin Technology Corp. 60,753 430,091
3,392,804
Industrial Conglomerates 0 .4%
Far Eastern New Century Corp. 1,876,115 1,617,468
Machinery 0 .4%
Airtac International Group 85,822 1,647,041
Semiconductors & Semiconductor Equipment 1 .9%
Advanced Wireless
Semiconductor Co. 362,543 1,089,999
ASMedia Technology, Inc. 15,687 437,420
Formosa Sumco Technology
Corp. 246,650 1,215,981
Globalwafers Co. Ltd. 87,661 1,112,060
King Yuan Electronics Co. Ltd. * 992,000 1,190,414
LandMark Optoelectronics Corp. 59,000 551,972
Realtek Semiconductor Corp. * 294,644 2,495,790
Sino-American Silicon Products,
Inc. 273,000 800,023
8,893,659
17,897,866
THAILAND 0 .1%
Marine 0 .1%
Precious Shipping PCL * 3,900,300 456,313
UKRAINE 0 .1%
Metals & Mining 0 .1%
Ferrexpo plc 197,273 337,156
UNITED ARAB EMIRATES 0 .7%
Health Care Providers & Services 0 .0%
†
NMC Health plc ∞ 85,922 18,484
IT Services 0 .7%
Network International Holdings
plc Reg. S *(b) 628,093 3,287,046
3,305,530
UNITED KINGDOM 14 .1%
Aerospace & Defense 0 .2%
QinetiQ Group plc 115,250 441,702
Ultra Electronics Holdings plc 12,904 320,515
762,217
Banks 0 .3%
Virgin Money UK plc * 1,237,606 1,188,366
Biotechnology 1 .4%
Abcam plc 378,164 6,053,565
Capital Markets 0 .8%
Intermediate Capital Group plc 162,835 2,316,438
Ninety One plc * 558,000 1,192,653
3,509,091
Common Stocks
Shares Value ($)
UNITED KINGDOM
Chemicals 0 .3%
Synthomer plc 381,226 1,362,635
Construction & Engineering 0 .2%
Balfour Beatty plc 139,906 457,752
John Laing Group plc Reg. S (b) 97,887 450,105
907,857
Equity Real Estate Investment Trusts (REITs) 1 .6%
Derwent London plc 99,289 3,886,982
Safestore Holdings plc 377,523 3,420,727
7,307,709
Food Products 1 .0%
Cranswick plc 51,712 2,423,345
Tate & Lyle plc 251,368 2,256,703
4,680,048
Hotels, Restaurants & Leisure 0 .8%
Domino's Pizza Group plc 334,348 1,449,994
Restaurant Group plc (The) 2,893,799 1,961,001
3,410,995
Household Durables 0 .4%
Berkeley Group Holdings plc 34,931 1,842,472
Insurance 1 .4%
Beazley plc 642,559 3,207,479
Direct Line Insurance Group plc 838,728 2,881,949
6,089,428
Internet & Direct Marketing Retail 0 .2%
Trainline plc Reg. S *(b) 172,296 824,618
IT Services 0 .6%
Softcat plc 172,941 2,462,846
Life Sciences Tools & Services 0 .4%
Horizon Discovery Group plc * 1,362,006 1,784,600
Machinery 0 .5%
IMI plc 53,950 562,782
Rotork plc 592,921 1,858,620
2,421,402
Media 0 .1%
Hyve Group plc 1,708,848 491,995
Multiline Retail 0 .7%
B&M European Value Retail SA 724,953 3,041,250
Oil, Gas & Consumable Fuels 0 .1%
Cairn Energy plc * 417,177 589,121
Professional Services 1 .0%
Clarivate Analytics plc * 192,534 4,424,431
Real Estate Management & Development 0 .9%
Grainger plc 1,224,467 4,123,559
Road & Rail 0 .8%
Firstgroup plc * 1,135,343 955,864
Go-Ahead Group plc (The) 63,465 1,070,518
National Express Group plc 466,662 1,603,818
3,630,200
Trading Companies & Distributors 0 .2%
Grafton Group plc 52,482 420,088
Travis Perkins plc 50,193 657,880
1,077,968

54 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Transportation Infrastructure 0 .2%
Signature Aviation plc 433,767 1,070,481
63,056,854
UNITED STATES 0 .8%
Auto Components 0 .0%
†
TI Fluid Systems plc Reg. S (b) 43,942 88,363
Biotechnology 0 .4%
UroGen Pharma Ltd. *(a) 73,665 1,636,100
Building Products 0 .4%
Caesarstone Ltd. 116,721 1,145,032
Reliance Worldwide Corp. Ltd. 461,895 816,633
1,961,665
3,686,128
Total Common Stocks
(cost $473,665,491) 431,018,835
Exchange Traded Fund 1 .7%
UNITED STATES 1 .7%
iShares MSCI EAFE Small-Cap
ETF 150,585 7,396,735
Total Exchange Traded Fund
(cost $6,287,840) 7,396,735
Rights 0 .0%
†
Number of
Rights
Value ($)
CANADA 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals,
Inc., CVR*∞ 16,268 17,407
Total Rights
(cost $–) 17,407
Short-Term Investment 3 .2%
Shares Value ($)
Money Market Fund 3 .2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%,
(c)(d) 14,260,704 14,260,704
Total Short-Term Investment
(cost  $14,260,704) 14,260,704
Repurchase Agreement 0 .4%
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $1,588,202,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,623,696.
(d)(e) 1,588,201 1,588,201
Total Repurchase Agreement
(cost $1,588,201) 1,588,201
Total Investments
(cost $495,802,236)   — 101.8% 454,281,882
Liabilities in excess of other assets — (1.8)% (8,087,585)
NET ASSETS — 100.0%
$ 446,194,297
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April
30, 2020. The total value of securities on loan at April 30,
2020 was $18,819,136, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $14,260,704 and $1,588,201,
respectively, and by $7,832,347 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.38%, and maturity dates ranging
from 6/4/2020 – 5/15/2049; total value of $23,681,252.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities at April 30, 2020 was $28,356,813 which
represents 6.36% of net assets.
(c) Represents 7-day effective yield as of April 30, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $15,848,905.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

Nationwide International Small Cap Fund - April 30, 2020 (Unaudited) - Statement of Investments - 55
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
SOCIMI Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

56 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Assets:
Investment securities, at value
*
$ 238,051,825 $ 91,108,255
Repurchase agreement, at value 1,699,337 —
Cash 5,972,893 4,031,070
Cash pledged for centrally cleared credit default swap contracts — —
Restricted cash, collateral for forward foreign currency contracts — 550,000
Deposits with broker for futures contracts — —
Foreign currencies, at value 76 34,405
Interest and dividends receivable 100,633 1,851,941
Security lending income receivable 33,202 304
Receivable for investments sold 1,204,688 1,806,531
Receivable for capital shares issued 744 11,887
Reclaims receivable 58,815 4,302
Receivable for variation margin on futures contracts — —
Receivable for variation margin on centrally cleared credit default swap contracts — —
Unrealized appreciation on forward foreign currency contracts (Note
2) — —
Receivable for reimbursement from investment adviser (Note 3) 21,757 15,872
Receivable for capital gain country tax — —
Prepaid expenses 38,508 38,591
Total Assets 247,182,478 99,453,158
Liabilities:
Payable for investments purchased 1,557,133 250,311
Payable for capital shares redeemed 101,356 68,094
Payable for variation margin on centrally cleared credit default swap contracts — —
Unrealized depreciation on forward foreign currency contracts (Note
2) — 82,448
Unrealized appreciation on unfunded commitments — 153,307
Payable upon return of securities loaned (Note 2) 16,957,947 —
Accrued expenses and other payables:
Investment advisory fees 123,672 51,465
Fund administration fees 6,813 15,045
Distribution fees 116 618
Administrative servicing fees 147,610 1,276
Accounting and transfer agent fees 2,169 2,833
Trustee fees 76 450
Deferred capital gain country tax — —
Custodian fees — 2,400
Compliance program costs (Note 3) — 159
Professional fees — 21,416
Printing fees 109 14,629
Other — 5,718
Total Liabilities 18,897,001 670,169
Net Assets $ 228,285,477 $ 98,782,989
* Includes value of securities on loan (Note 2) 15,782,512 —
Cost of investment securities 225,887,261 111,675,192
Cost of repurchase agreement 1,699,337 —
Cost of foreign currencies 76 34,253
Represented by:
Capital $ 216,646,105 $ 122,285,885
Total distributable earnings (loss) 11,639,372 (23,502,896)
Net Assets $ 228,285,477 $ 98,782,989

International Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 57
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 120,425,148 $ 180,366,128 $ 55,230,669 $ 43,616,186
— — — —
6,156,064 2,358,564 2,080,455 242,242
2,408,109 — — —
270,000 — — —
1,443,766 — — —
17,568 86,868 190,055 39,865
1,378,359 875,703 894,435 59,687
— 167 — 182
2,630,853 1,028,350 — 110,445
21,763 86,266 3 33
512 500,757 20,681 60,082
275,108 — — —
— — 2,641 —
— — 160,587 —
29,191 — 10,486 13,155
— — 25,696 —
34,932 50,854 44,084 30,734
135,091,373 185,353,657 58,659,792 44,172,611
2,387,133 2,057,498 — 186,533
— 66,994 — 2
2,247 — — —
54,956 — 137,848 —
198,827 — — —
— — — —
59,072 107,736 32,926 25,294
15,458 17,806 15,085 14,728
784 2,549 19 7,637
2,960 24,672 101 22,080
3,212 4,935 3,316 3,946
578 835 278 208
— — 7,845 —
2,114 1,402 1,118 135
201 251 101 66
22,508 14,622 23,324 22,995
9,355 17,790 13,738 18,382
3,375 6,485 6,232 3,993
2,762,780 2,323,575 241,931 305,999
$ 132,328,593 $ 183,030,082 $ 58,417,861 $ 43,866,612
— 792,708 — 675,850
144,068,630 184,031,448 63,801,050 39,286,692
— — — —
17,568 85,980 185,013 39,271
$ 159,313,589 $ 204,142,516 $ 68,052,655 $ 39,927,191
(26,984,996) (21,112,434) (9,634,794) 3,939,421
$ 132,328,593 $ 183,030,082 $ 58,417,861 $ 43,866,612

58 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Net Assets:
Class A Shares $ 605,917 $ 1,314,344
Class C Shares — 427,131
Class M Shares — —
Class R6 Shares 357,914 94,220,433
Eagle Class Shares 5,439 —
Institutional Service Class Shares 227,316,207 2,821,081
Total $ 228,285,477 $ 98,782,989
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 32,988 161,433
Class C Shares — 52,530
Class M Shares — —
Class R6 Shares 19,378 11,561,186
Eagle Class Shares 288 —
Institutional Service Class Shares 12,051,370 346,273
Total 12,104,024 12,121,422
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 18.37(a) $ 8.14(b)
Class C Shares $ — $ 8.13(c)
Class M Shares $ — $ —
Class R6 Shares $ 18.47 $ 8.15
Eagle Class Shares $ 18.89 $ —
Institutional Service Class Shares $ 18.86 $ 8.15
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 19.49 $ 8.33
Maximum Sales Charge:
Class A Shares 5.75% 2.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 59
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 1,689,156 $ 3,787,501 $ 66,554 $ 32,499,607
438,530 2,200,248 6,683 1,815,161
— 159,303,050 — —
89,895,433 5,818,300 58,313,454 5,495,882
— — — —
40,305,474 11,920,983 31,170 4,055,962
$ 132,328,593 $ 183,030,082 $ 58,417,861 $ 43,866,612
193,870 575,948 7,719 2,043,353
50,395 339,797 781 121,828
— 24,211,480 — —
10,317,218 884,186 6,764,124 333,520
— — — —
4,626,724 1,812,945 3,616 245,946
15,188,207 27,824,356 6,776,240 2,744,647
$ 8.71(b) $ 6.58(a) $ 8.62(b) $ 15.91(a)
$ 8.70(c) $ 6.48(c) $ 8.56(c) $ 14.90(c)
$ — $ 6.58 $ — $ —
$ 8.71 $ 6.58 $ 8.62 $ 16.48
$ — $ — $ — $ —
$ 8.71 $ 6.58 $ 8.62 $ 16.49
$ 8.91 $ 6.98 $ 8.82 $ 16.88
2.25% 5.75% 2.25% 5.75%

60 - Statement of Assets and Liabilities - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an intregal part of these financial statements
Nationwide
International Small
Cap Fund
Assets:
Investment securities, at value
*
$ 452,693,681
Repurchase agreement, at value 1,588,201
Cash 8,014,830
Foreign currencies, at value 260,072
Interest and dividends receivable 1,135,311
Security lending income receivable 17,280
Receivable for investments sold 2,505,954
Receivable for capital shares issued 24,472
Reclaims receivable 370,105
Receivable for reimbursement from investment adviser (Note 3) 15,652
Prepaid expenses 37,639
Total Assets 466,663,197
Liabilities:
Payable for investments purchased 4,178,886
Payable for capital shares redeemed 67,053
Payable upon return of securities loaned (Note 2) 15,848,905
Accrued expenses and other payables:
Investment advisory fees 323,955
Fund administration fees 21,926
Distribution fees 17
Administrative servicing fees 4,419
Accounting and transfer agent fees 841
Trustee fees 1,774
Custodian fees 1,651
Compliance program costs (Note 3) 593
Professional fees 2,780
Printing fees 12,957
Other 3,143
Total Liabilities 20,468,900
Net Assets $ 446,194,297
* Includes value of securities on loan (Note 2) 18,819,136
Cost of investment securities 494,214,035
Cost of repurchase agreement 1,588,201
Cost of foreign currencies 255,075
Represented by:
Capital $ 503,193,105
Total distributable earnings (loss) (56,998,808)
Net Assets $ 446,194,297

International Funds - April 30, 2020 (Unaudited) - Statement of Assets and Liabilities - 61
The accompanying notes are an intregal part of these financial statements
Nationwide
International Small
Cap Fund
Net Assets:
Class A Shares $ 87,071
Class R6 Shares 431,367,053
Institutional Service Class Shares 14,740,173
Total $ 446,194,297
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 10,513
Class R6 Shares 51,850,307
Institutional Service Class Shares 1,773,554
Total 53,634,374
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8.28(a)
Class R6 Shares $ 8.32
Institutional Service Class Shares $ 8.31
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8.79
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

62 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Dividend income $ 752,789 $ —
Income from securities lending (Note 2) 117,869 6,332
Interest income 31,365 4,072,280
Foreign tax withholding (94,409) —
Total Income 807,614 4,078,612
EXPENSES:
Investment advisory fees 811,289 384,189
Fund administration fees 68,174 55,298
Distribution fees Class A 761 1,851
Distribution fees Class C — 1,853
Administrative servicing fees Class A 244 148
Administrative servicing fees Class C — 112
Administrative servicing fees Eagle Class 3 —
Administrative servicing fees Institutional Service Class 287,543 2,542
Registration and filing fees 40,410 27,956
Professional fees 17,684 23,291
Printing fees 1,471 7,462
Trustee fees 3,612 2,028
Custodian fees — 2,922
Accounting and transfer agent fees 1,037 4,820
Compliance program costs (Note 3) 452 230
Other 2,651 3,766
Total expenses before expenses reimbursed 1,235,331 518,468
Expenses reimbursed by adviser (Note 3) (113,028) (91,844)
Net Expenses 1,122,303 426,624
NET INVESTMENT INCOME/(LOSS) (314,689) 3,651,988
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † (77,778) (1,490,198)
Expiration or closing of futures contracts (Note 2) — —
Transactions of forward foreign currency contracts (Note 2) — 446,443
Foreign currency transactions (Note 2) (83,667) (42,528)
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) (161,445) (1,086,283)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 6,750,415 (20,153,332)
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) — (49,659)
Translation of assets and liabilities denominated in foreign currencies 2,992 (1,855)
Swap contracts (Note 2) — —
Unfunded Commitments — (153,307)
Net change in unrealized appreciation/depreciation 6,753,407 (20,358,153)
Net realized/unrealized gains (losses) 6,591,962 (21,444,436)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 6,277,273 $ (17,792,448)
† Net of capital gain country taxes $ — $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 63
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ — $ 2,709,487 $ — $ 414,096
2,215 8,920 — 2,254
4,505,266 13,457 2,169,983 2,842
— (230,110) (42,688) (26,845)
4,507,481 2,501,754 2,127,295 392,347
449,290 799,618 252,931 185,608
60,169 66,116 49,424 46,822
3,427 5,847 104 45,539
3,359 14,567 37 10,815
1,247 2,102 — 18,213
369 1,309 — 1,622
— — — —
29,559 4,628 — 1,651
28,775 33,579 26,765 27,001
26,599 22,970 27,710 20,314
7,479 14,648 6,796 14,086
2,727 3,627 1,235 823
3,060 7,978 1,826 1,562
6,802 12,931 5,408 10,407
315 425 139 93
3,673 9,923 3,843 2,988
626,850 1,000,268 376,218 387,544
(182,996) — (51,147) (74,708)
443,854 1,000,268 325,071 312,836
4,063,627 1,501,486 1,802,224 79,511
(1,127,926) (5,036,753) (801,631) (264,786)
(2,971,899) — — —
519,193 — 1,079,038 —
(30,865) (14,671) (247,103) (18,582)
87,247 — (172,167) —
(3,524,250) (5,051,424) (141,863) (283,368)
(28,038,014) (27,885,141) (12,046,247) (3,551,207)
(2,780,445) — — —
(28,771) — 38,773 —
52,081 (3,059) (27,736) 854
6,452,774 — 91,356 —
(198,827) — — —
(24,541,202) (27,888,200) (11,943,854) (3,550,353)
(28,065,452) (32,939,624) (12,085,717) (3,833,721)
$ (24,001,825) $ (31,438,138) $ (10,283,493) $ (3,754,210)
$ — $ — $ (2,479) $ —
$ — $ — $ 23,096 $ —

64 - Statement of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an intregal part of these financial statements.
Nationwide
International
Small Cap
Fund
INVESTMENT INCOME:
Dividend income $ 5,049,669
Income from securities lending (Note 2) 158,930
Interest income 37,614
Foreign tax withholding (396,789)
Total Income 4,849,424
EXPENSES:
Investment advisory fees 2,336,384
Fund administration fees 96,115
Distribution fees Class A 120
Administrative servicing fees Class A 5
Administrative servicing fees Institutional Service Class 9,270
Registration and filing fees 23,761
Professional fees 32,406
Printing fees 7,546
Trustee fees 8,143
Custodian fees 10,202
Accounting and transfer agent fees 5,403
Compliance program costs (Note 3) 941
Other 8,028
Total expenses before expenses reimbursed 2,538,324
Expenses reimbursed by adviser (Note 3) (92,469)
Net Expenses 2,445,855
NET INVESTMENT INCOME 2,403,569
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † 11,934,839
Foreign currency transactions (Note 2) 123,406
Net realized gains (losses) 12,058,245
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (77,998,856)
Translation of assets and liabilities denominated in foreign currencies 3,090
Net change in unrealized appreciation/depreciation (77,995,766)
Net realized/unrealized gains (losses) (65,937,521)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (63,533,952)
† Net of capital gain country taxes $ (784)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 12,358

International Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 65
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2020
(Unaudited)
Period Ended
October 31, 2019(a)
Year Ended
September 30, 2019
OPERATIONS:
Net investment income/(loss) $ (314,689) $ (44,605) $ 67,745
Net realized gains (losses) (161,445) (107,400) 1,843,564
Net change in unrealized appreciation/depreciation 6,753,407 3,837,622 (2,281,032)
Change in net assets resulting from operations 6,277,273 3,685,617 (369,723)
Distributions to Shareholders From:
Distributable earnings:
Class A (72) — (17,226)
Class R6 (b) (9,113) — (670,187)
Eagle Class (1) — —(c)
Institutional Service Class (26,711) — —(c)
Change in net assets from shareholder distributions (35,897) — (687,413)
Change in net assets from capital transactions (8,216,475) 220,352,740 (21,330,682)
Change in net assets (1,975,099) 224,038,357 (22,387,818)
Net Assets:
Beginning of period 230,260,576 6,222,219 28,610,037
End of period $ 228,285,477 $ 230,260,576 $ 6,222,219
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 14,841 $ 115 $ 262,665
Dividends reinvested 72 — 17,196
Cost of shares redeemed (41,733) (150) (802,938)
Total Class A Shares (26,820) (35) (523,077)
Class R6 Shares (b)
Proceeds from shares issued 4,346 — 7,020,600
Dividends reinvested 9,113 — 670,187
Cost of shares redeemed (93,132) (5,368,247) (28,508,192)(d)
Total Class R6 Shares (79,673) (5,368,247) (20,817,405)
Eagle Class Shares
Proceeds from shares issued — — 4,900(c)
Dividends reinvested 1 — —(c)
Cost of shares redeemed — — —(c)
Total Eagle Class Shares 1 — 4,900(c)
Institutional Service Class Shares
Proceeds from shares issued 17,406,711 226,602,889 4,900(c)
Dividends reinvested 26,711 — —(c)
Cost of shares redeemed (25,543,405) (881,867) —(c)
Total Institutional Service Class Shares (8,109,983) 225,721,022 4,900(c)
Change in net assets from capital transactions $ (8,216,475) $ 220,352,740 $ (21,330,682)

66 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI International Growth Fund
Six Months Ended
April 30, 2020
(Unaudited)
Period Ended
October 31, 2019(a)
Year Ended
September 30, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 798 6 16,033
Reinvested 4 — 1,171
Redeemed (2,277) (8) (48,796)
Total Class A Shares (1,475) (2) (31,592)
Class R6 Shares (b)
Issued 215 — 409,852
Reinvested 471 — 44,440
Redeemed (4,916) (294,741) (1,632,773)(d)
Total Class R6 Shares (4,230) (294,741) (1,178,481)
Eagle Class Shares
Issued — — 288(c)
Reinvested — — —(c)
Redeemed — — —(c)
Total Eagle Class Shares — — 288(c)
Institutional Service Class Shares
Issued 1,059,860 12,424,034 288(c)
Reinvested 1,350 — —(c)
Redeemed (1,386,140) (48,022) —(c)
Total Institutional Service Class Shares (324,930) 12,376,012 288(c)
Total change in shares (330,635) 12,081,269 (1,209,497)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 1, 2019 through October 31, 2019.
(b) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(c) For the period from June 4, 2019 (commencement of operations) through September 30, 2019.
(d) Amount includes in-kind redemptions. (See Note 3)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - International Funds
Nationwide Amundi Global High Yield Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 3,651,988 $ 7,737,563
Net realized losses (1,086,283) (2,148,657)
Net change in unrealized appreciation/depreciation (20,358,153) 4,893,212
Change in net assets resulting from operations (17,792,448) 10,482,118
Distributions to Shareholders From:
Distributable earnings:
Class A (50,182) (108,427)
Class C (10,556) (12,204)
Class M — —
Class R6 (4,045,866) (10,180,548)
Institutional Service Class (175,349) (165,871)
Change in net assets from shareholder distributions (4,281,953) (10,467,050)
Change in net assets from capital transactions (4,958,308) (3,259,919)
Change in net assets (27,032,709) (3,244,851)
Net Assets:
Beginning of period 125,815,698 129,060,549
End of period $ 98,782,989 $ 125,815,698
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 222,293 $ 503,665
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 28,918 58,737
Cost of shares redeemed (263,875) (228,352)
Total Class A Shares (12,664) 334,050
Class C Shares
Proceeds from shares issued 243,484 164,827
Dividends reinvested 10,556 12,083
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (37,438) (37,002)
Total Class C Shares 216,602 139,908
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 6,786,823 6,333,337
Dividends reinvested 4,045,866 10,180,548
Cost of shares redeemed (15,496,756) (23,155,081)
Total Class R6 Shares (4,664,067) (6,641,196)
Institutional Service Class Shares
Proceeds from shares issued 3,231,412 4,355,157
Dividends reinvested 175,349 163,352
Cost of shares redeemed (3,904,940) (1,611,190)
Total Institutional Service Class Shares (498,179) 2,907,319
Change in net assets from capital transactions $ (4,958,308) $ (3,259,919)

International Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Amundi Strategic Income Fund Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 4,063,627 $ 7,007,159 $ 1,501,486 $ 5,507,190
(3,524,250) (4,739,160) (5,051,424) (1,993,256)
(24,541,202) 5,845,730 (27,888,200) 8,531,202
(24,001,825) 8,113,729 (31,438,138) 12,045,136
(59,815) (128,693) (69,994) (410,395)
(12,331) (12,867) (41,434) (218,305)
— — (2,774,394) (7,782,987)
(2,457,802) (4,661,521) (119,153) (2,267,848)
(1,290,502) (921,479) (304,331) (2,651,584)
(3,820,450) (5,724,560) (3,309,306) (13,331,119)
(7,011,064) 47,672,592 (12,323,171) (156,898,931)
(34,833,339) 50,061,761 (47,070,615) (158,184,914)
167,161,932 117,100,171 230,100,697 388,285,611
$ 132,328,593 $ 167,161,932 $ 183,030,082 $ 230,100,697
$ 1,484,748 $ 5,601,009 $ 342,171 $ 969,645
— 54,878 2,510 82,053
56,579 127,030 60,773 377,793
(4,236,737) (2,967,876) (1,448,997) (4,702,330)
(2,695,410) 2,815,041 (1,043,543) (3,272,839)
74,661 686,377 5,690 242,289
12,331 12,867 36,248 195,401
— (54,878) (2,510) (82,053)
(260,189) (126,085) (981,170) (2,212,453)
(173,197) 518,281 (941,742) (1,856,816)
— — 9,516,344 55,560,078
— — 2,019,803 5,577,369
— — (10,788,489) (42,761,305)
— — 747,658 18,376,142
14,755,415 13,144,521 185,433 1,366,311
2,457,802 4,661,521 81,892 778,176
(18,193,370) (23,217,370) (2,363,067) (133,901,913)
(980,153) (5,411,328) (2,095,742) (131,757,426)
23,155,992 51,487,504 1,071,234 5,806,818
1,283,694 918,203 256,989 2,179,026
(27,601,990) (2,655,109) (10,318,025) (46,373,836)
(3,162,304) 49,750,598 (8,989,802) (38,387,992)
$ (7,011,064) $ 47,672,592 $ (12,323,171) $ (156,898,931)

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - International Funds
Nationwide Amundi Global High Yield Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 23,620 52,953
Issued in class conversion (Note 1) — —
Reinvested 2,997 6,226
Redeemed (27,781) (24,196)
Total Class A Shares (1,164) 34,983
Class C Shares
Issued 25,546 16,849
Reinvested 1,094 1,285
Redeemed in class conversion (Note 1) — —
Redeemed (4,042) (3,826)
Total Class C Shares 22,598 14,308
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 741,212 661,750
Reinvested 418,812 1,081,163
Redeemed (1,766,538) (2,430,913)
Total Class R6 Shares (606,514) (688,000)
Institutional Service Class Shares
Issued 329,573 449,027
Reinvested 18,127 17,177
Redeemed (450,556) (168,202)
Total Institutional Service Class Shares (102,856) 298,002
Total change in shares (687,936) (340,707)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Amundi Strategic Income Fund Nationwide Bailard International Equities Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
151,715 549,932 45,733 130,403
— 5,297 331 11,103
5,576 12,448 7,597 54,342
(433,597) (293,725) (190,001) (637,214)
(276,306) 273,952 (136,340) (441,366)
7,194 66,791 775 33,004
1,201 1,260 4,588 28,738
— (5,302) (335) (11,225)
(28,298) (12,208) (131,483) (303,951)
(19,903) 50,541 (126,455) (253,434)
— — 1,307,681 7,429,519
— — 252,475 793,241
— — (1,531,912) (5,900,955)
— — 28,244 2,321,805
1,522,756 1,281,440 26,037 184,432
242,755 458,886 10,236 112,344
(1,850,013) (2,286,279) (313,790) (17,972,859)
(84,502) (545,953) (277,517) (17,676,083)
2,306,784 5,017,826 148,212 785,593
126,536 89,400 32,124 314,152
(2,960,566) (258,650) (1,439,066) (6,370,382)
(527,246) 4,848,576 (1,258,730) (5,270,637)
(907,957) 4,627,116 (1,770,798) (21,319,715)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - International Funds
Nationwide Emerging Markets Debt Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 1,802,224 $ 4,452,695
Net realized gains (losses) (141,863) (3,760,147)
Net change in unrealized appreciation/depreciation (11,943,854) 9,930,202
Change in net assets resulting from operations (10,283,493) 10,622,750
Distributions to Shareholders From:
Distributable earnings:
Class A (1,602) (9,802)
Class C (137) (5,897)
Class R6 (1,626,485) (5,513,230)
Institutional Service Class (531) (6,337)
Change in net assets from shareholder distributions (1,628,755) (5,535,266)
Change in net assets from capital transactions (6,884,448) (8,588,051)
Change in net assets (18,796,696) (3,500,567)
Net Assets:
Beginning of period 77,214,557 80,715,124
End of period $ 58,417,861 $ 77,214,557
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 18,435 $ 19,230
Dividends reinvested 1,602 9,802
Cost of shares redeemed (33,297) (88,619)
Total Class A Shares (13,260) (59,587)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 137 5,897
Cost of shares redeemed — (91,013)
Total Class C Shares 137 (85,116)
Class R6 Shares
Proceeds from shares issued 3,537,134 3,896,755
Dividends reinvested 1,626,485 5,513,230
Cost of shares redeemed (12,052,475) (17,778,122)
Total Class R6 Shares (6,888,856) (8,368,137)
Institutional Service Class Shares
Proceeds from shares issued 17,000 10,500
Dividends reinvested 531 6,337
Cost of shares redeemed — (92,048)
Total Institutional Service Class Shares 17,531 (75,211)
Change in net assets from capital transactions $ (6,884,448) $ (8,588,051)

International Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 79,511 $ 600,459 $ 2,403,569 $ 6,387,667
(283,368) 2,953,980 12,058,245 (17,957,183)
(3,550,353) 2,672,198 (77,995,766) 62,885,306
(3,754,210) 6,226,637 (63,533,952) 51,315,790
(2,435,328) (3,382,374) (2,562) (13,109)
(131,292) (1,070,153) — —
(408,459) (795,064) (12,906,550) (52,271,332)
(307,416) (487,876) (413,464) (37,487)
(3,282,495) (5,735,467) (13,322,576) (52,321,928)
(2,161,700) (435,488) (5,578,210) 128,666,735
(9,198,405) 55,682 (82,434,738) 127,660,597
53,065,017 53,009,335 528,629,035 400,968,438
$ 43,866,612 $ 53,065,017 $ 446,194,297 $ 528,629,035
$ 84,527 $ 7,715,240 $ 2,133 $ 6,833
2,338,437 3,205,761 2,562 13,109
(3,315,333) (5,243,824) (9,568) (10,533)
(892,369) 5,677,177 (4,873) 9,409
91,671 193,882 — —
122,886 1,048,410 — —
(323,746) (8,660,872) — —
(109,189) (7,418,580) — —
2,271 4,287 23,664,055 96,421,790
361,925 717,656 12,808,179 52,255,420
(587,981) (1,647,768) (45,571,771) (33,073,344)
(223,785) (925,825) (9,099,537) 115,603,866
484,735 4,730,289 7,413,159 14,852,071
237,007 298,647 413,464 37,487
(1,658,099) (2,797,196) (4,300,423) (1,836,098)
(936,357) 2,231,740 3,526,200 13,053,460
$ (2,161,700) $ (435,488) $ (5,578,210) $ 128,666,735

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - International Funds
Nationwide Emerging Markets Debt Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 1,900 1,931
Reinvested 163 1,090
Redeemed (3,408) (9,272)
Total Class A Shares (1,345) (6,251)
Class C Shares
Issued — —
Reinvested 14 660
Redeemed — (9,600)
Total Class C Shares 14 (8,940)
Class R6 Shares
Issued 357,693 407,556
Reinvested 165,446 611,006
Redeemed (1,327,701) (1,893,312)
Total Class R6 Shares (804,562) (874,750)
Institutional Service Class Shares
Issued 1,649 1,094
Reinvested 55 704
Redeemed — (9,664)
Total Institutional Service Class Shares 1,704 (7,866)
Total change in shares (804,189) (897,807)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
4,659 446,096 218 704
128,982 206,682 255 1,591
(198,186) (304,601) (965) (1,121)
(64,545) 348,177 (492) 1,174
5,303 12,144 — —
7,216 72,506 — —
(23,153) (538,401) — —
(10,634) (453,751) — —
131 237 2,958,155 10,477,616
19,292 44,748 1,269,393 6,304,459
(32,072) (91,494) (4,783,118) (3,531,340)
(12,649) (46,509) (555,570) 13,250,735
27,620 264,179 830,798 1,596,315
12,620 18,531 41,018 4,026
(93,059) (158,325) (512,389) (187,637)
(52,819) 124,385 359,427 1,412,704
(140,647) (27,698) (196,635) 14,664,613

76 - Financial Highlights - April 30, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide AllianzGI International
Growth Fund
Class A Shares
Six Months Ended April 30,
2020(g) (Unaudited) $ 18.04 (0.03) 0.36 0.33 — — — $ 18.37 1.84%(h) $ 605,917 1.05% (0.35)% 1.15% 13.78%
Period Ended October 31, 2019(g)( i )  $ 17.22 (0.01) 0.83 0.82 — — — $ 18.04 4.76%(h) $ 621,828 1.05% (0.67)% 2.26% 4.81%(j)
Year Ended September 30, 2019 $ 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) $ 17.22 (0.88)% $ 593,320 1.05% 0.02% 2.36% 44.46%
Year Ended September 30, 2018 $ 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) $ 17.91 4.32% $ 1,182,948 1.05% 0.10% 1.89% 17.00%
Year Ended September 30, 2017 $ 16.37 0.04 3.32 3.36 — — — $ 19.73 20.53% $ 72,396 1.12% 0.23% 1.82% 18.00%
Year Ended September 30, 2016 $ 14.13 0.09 2.29 2.38 (0.14) — (0.14) $ 16.37 16.97% $ 50,750 1.20% 0.60% 6.68% 20.00%
Period Ended September 30, 2015(k)(l) $ 15.00 0.11 (0.98) (0.87) — — — $ 14.13 (5.80)% $ 10,335 1.20% 1.12% 8.22% 3.00%
Class R6 Shares(m)
Six Months Ended April 30,
2020(g) (Unaudited) $ 18.50 — 0.39 0.39 (0.42) — (0.42) $ 18.47 2.01%(h) $ 357,914 0.72% (0.03)% 0.82% 13.78%
Period Ended October 31, 2019(g)( i )  $ 17.65 (0.01) 0.86 0.85 — — — $ 18.50 4.82%(h) $ 436,837 0.72% (0.42)% 2.93% 4.81%(j)
Year Ended September 30, 2019 $ 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) $ 17.65 (0.60)% $ 5,618,720 0.79% 0.37% 1.62% 44.46%
Year Ended September 30, 2018 $ 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) $ 18.32 4.54% $ 27,427,089 0.80% 0.37% 1.61% 17.00%
Year Ended September 30, 2017 $ 16.49 0.08 3.35 3.43 (0.02) — (0.02) $ 19.90 20.82% $ 18,582,044 0.87% 0.49% 1.49% 18.00%
Year Ended September 30, 2016 $ 14.15 0.11 2.33 2.44 (0.10) — (0.10) $ 16.49 17.34% $ 28,386,167 0.95% 0.75% 5.77% 20.00%
Period Ended September 30, 2015(k)(l) $ 15.00 0.14 (0.99) (0.85) — — — $ 14.15 (5.67)% $ 2,874,322 0.95% 1.38% 7.99% 3.00%
Eagle Class Shares
Six Months Ended April 30,
2020(g) (Unaudited) $ 18.53 (0.01) 0.37 0.36 — — — $ 18.89 1.95%(h) $ 5,439 0.83% (0.14)% 0.93% 13.78%
Period Ended October 31, 2019(g)( i )  $ 17.68 (0.01) 0.86 0.85 — — — $ 18.53 4.81%(h) $ 5,336 0.86% (0.49)% 2.06% 4.81%(j)
Period Ended September 30, 2019(n) $ 17.02 (0.01) 0.67 0.66 — — — $ 17.68 3.88% $ 5,091 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
Six Months Ended April 30,
2020(g) (Unaudited) $ 18.52 (0.03) 0.37 0.34 — — — $ 18.86 1.85% $ 227,316,207 0.97% (0.27)% 1.07% 13.78%
Period Ended October 31, 2019(g)( i )  $ 17.67 (0.01) 0.86 0.85 — — — $ 18.52 4.81% $ 229,196,575 0.95% (0.47)% 0.97% 4.81%(j)
Period Ended September 30, 2019(n) $ 17.02 (0.02) 0.67 0.65 — — — $ 17.67 3.82% $ 5,088 0.97% (0.29)% 2.86% 44.46%

International Funds - April 30, 2020 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year, unless otherwise stated.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Fiscal year end changed from September 30th to October 31st.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
( i ) For the period from October 1, 2019 through October 31, 2019.
(j) Portfolio turnover excludes securities received or delivered in-kind.
(k) For the period from February 2, 2015 (commencement of operations) through September 30, 2015. Total return is calculated based on inception date of February
2, 2015 through September 30, 2015.
(l) Fiscal year end changed from November 30th to September 30th.
(m) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through September 30, 2019.

78 - Financial Highlights - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Amundi Global High Yield
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.81 0.27 (1.62) (1.35) (0.32) — (0.32) $ 8.14 (14.24)% $ 1,314,344 0.97% 5.84% 1.13% 44.42%
Year Ended October 31, 2019 $ 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) $ 9.81 8.70% $ 1,595,616 0.97% 5.97% 1.12% 74.60%
Year Ended October 31, 2018 $ 10.69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) $ 9.81 0.76% $ 1,251,332 0.97% 5.90% 1.11% 103.59%
Year Ended October 31, 2017 $ 10.36 0.62 0.47 1.09 (0.71) (0.05) (0.76) $ 10.69 10.89% $ 970,539 0.96% 5.89% 1.06% 126.89%
Period Ended October 31, 2016(g) $ 10.00 0.58 0.27 0.85 (0.49) — (0.49) $ 10.36 8.83% $ 213,186 0.99% 5.83% 1.15% 96.27%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.80 0.23 (1.61) (1.38) (0.29) — (0.29) $ 8.13 (14.57)% $ 427,131 1.76% 5.10% 1.92% 44.42%
Year Ended October 31, 2019 $ 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) $ 9.80 7.95% $ 293,471 1.72% 5.22% 1.87% 74.60%
Year Ended October 31, 2018 $ 10.69 0.52 (0.52) — (0.40) (0.49) (0.89) $ 9.80 (0.08)% $ 153,147 1.70% 5.16% 1.84% 103.59%
Year Ended October 31, 2017 $ 10.35 0.54 0.48 1.02 (0.63) (0.05) (0.68) $ 10.69 10.17% $ 135,407 1.70% 5.19% 1.80% 126.89%
Period Ended October 31, 2016(g) $ 10.00 0.50 0.27 0.77 (0.42) — (0.42) $ 10.35 7.95% $ 107,982 1.75% 5.02% 1.91% 96.27%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 9.82 0.28 (1.62) (1.34) (0.33) — (0.33) $ 8.15 (14.11)% $ 94,220,433 0.70% 6.11% 0.85% 44.42%
Year Ended October 31, 2019 $ 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) $ 9.82 9.10% $ 119,517,691 0.70% 6.27% 0.85% 74.60%
Year Ended October 31, 2018 $ 10.70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) $ 9.81 0.94% $ 126,173,486 0.70% 6.15% 0.84% 103.59%
Year Ended October 31, 2017 $ 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10.70 11.26% $ 144,964,962 0.70% 6.21% 0.80% 126.89%
Period Ended October 31, 2016(g) $ 10.00 0.60 0.28 0.88 (0.52) — (0.52) $ 10.36 9.11% $ 162,889,448 0.70% 6.08% 0.84% 96.27%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.82 0.28 (1.62) (1.34) (0.33) — (0.33) $ 8.15 (14.15)% $ 2,821,081 0.80% 6.07% 0.95% 44.42%
Year Ended October 31, 2019 $ 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) $ 9.82 8.99% $ 4,408,920 0.80% 6.09% 0.95% 74.60%
Year Ended October 31, 2018 $ 10.70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) $ 9.81 0.83% $ 1,482,584 0.82% 6.06% 0.96% 103.59%
Year Ended October 31, 2017 $ 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10.70 11.26% $ 448,743 0.70% 6.14% 0.81% 126.89%
Period Ended October 31, 2016(g) $ 10.00 0.60 0.28 0.88 (0.52) — (0.52) $ 10.36 9.09% $ 130,983 0.75% 6.07% 0.91% 96.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2020 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Amundi Strategic Income
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.38 0.23 (1.66) (1.43) (0.24) — (0.24) $ 8.71 (14.29)% $ 1,689,156 0.84% 4.70% 1.07% 56.26%
Year Ended October 31, 2019 $ 10.21 0.50 0.08 0.58 (0.41) — (0.41) $ 10.38 5.86% $ 4,882,738 1.06% 4.83% 1.15% 93.97%
Year Ended October 31, 2018 $ 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) $ 10.21 2.91% $ 2,003,603 0.94% 4.52% 1.15% 135.53%
Year Ended October 31, 2017 $ 10.37 0.55 0.49 1.04 (0.53) (0.20) (0.73) $ 10.68 10.50% $ 444,015 0.93% 5.20% 1.52% 199.38%
Period Ended October 31, 2016(g) $ 10.00 0.45 0.34 0.79 (0.42) — (0.42) $ 10 .37 8.13% $ 132,789 0.97% 4.55% 1.97% 191.67%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.37 0.19 (1.66) (1.47) (0.20) — (0.20) $ 8.70 (14.65)% $ 438,530 1.61% 3.91% 1.84% 56.26%
Year Ended October 31, 2019 $ 10.21 0.42 0.09 0.51 (0.35) — (0.35) $ 10.37 5.08% $ 728,956 1.77% 4.11% 1.86% 93.97%
Year Ended October 31, 2018 $ 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) $ 10.21 2.14% $ 201,674 1.72% 3.73% 1.96% 135.53%
Year Ended October 31, 2017 $ 10.37 0.46 0.50 0.96 (0.45) (0.20) (0.65) $ 10.68 9.69% $ 169,906 1.67% 4.41% 2.27% 199.38%
Period Ended October 31, 2016(g) $ 10.00 0.38 0.34 0.72 (0.35) — (0.35) $ 10.37 7.35% $ 141,305 1.71% 3.85% 2.72% 191.67%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 10.39 0.25 (1.68) (1.43) (0.25) — (0.25) $ 8.71 (14.22)% $ 89,895,433 0.50% 5.04% 0.72% 56.26%
Year Ended October 31, 2019 $ 10.21 0.54 0.09 0.63 (0.45) — (0.45) $ 10.39 6.33% $ 108,035,017 0.67% 5.29% 0.76% 93.97%
Year Ended October 31, 2018 $ 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) $ 10.21 3.20% $ 111,777,775 0.67% 4.75% 0.79% 135.53%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 120,138 0.67% 5.41% 1.27% 199.38%
Period Ended October 31, 2016(g) $ 10.00 0.48 0.34 0.82 (0.45) — (0.45) $ 10.37 8.47% $ 108,493 0.67% 4.84% 1.67% 191.67%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.38 0.24 (1.66) (1.42) (0.25) — (0.25) $ 8.71 (14.01)%(i) $ 40,305,474 0.61% 4.92% 0.83% 56.26%
Year Ended October 31, 2019 $ 10.21 0.52 0.09 0.61 (0.44) — (0.44) $ 10.38 6.18% $ 53,515,221 0.74% 5.07% 0.82% 93.97%
Year Ended October 31, 2018 $ 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) $ 10.21 3.22% $ 3,117,119 0.67% 4.55% 1.08% 135.53%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 29,672,832 0.67% 5.41% 1.27% 199.38%
Period Ended October 31, 2016(g) $ 10 .00 0.48 0.33 0.81 (0.44) — (0.44) $ 10.37 8.41% $ 26,796,866 0.72% 4.79% 1.73% 191.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

80 - Financial Highlights - April 30, 2020 (Unaudited) - International Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Bailard International
Equities Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7.78 0.04 (1.13) (1.09) (0.11) — (0.11) $ 6.58 (14.25)% $ 3,787,501 1.25% 1.05% 1.25% 27.12%
Year Ended October 31, 2019 $ 7.63 0.16 0.37 0.53 (0.38) — (0.38) $ 7.78 7.62% $ 5,542,966 1.26% 2.16% 1.26% 71.60%
Year Ended October 31, 2018 $ 8.87 0.16 (1.23) (1.07) (0.17) — (0.17) $ 7.63 (12.32)% $ 8,802,111 1.21% 1.78% 1.21% 70.96%
Year Ended October 31, 2017 $ 7.60 0.17 1.28 1.45 (0.18) — (0.18) $ 8.87 19.48% $ 17,840,518 1.21% 2.02% 1.21% 95.51%
Year Ended October 31, 2016 $ 7.98 0.14 (0.36) (0.22) (0.16) — (0.16) $ 7.60 (2.73)% $ 6,050,685 1.22% 1.87% 1.22% 84.41%
Year Ended October 31, 2015 $ 8.22 0.13 (0.02) 0.11 (0.35) — (0.35) $ 7.98 1.47% $ 6,691,049 1.17% 1.55% 1.17% 98.51%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7.69 0.01 (1.11) (1.10) (0.11) — (0.11) $ 6.48 (14.61)% $ 2,200,248 2.01% 0.27% 2.01% 27.12%
Year Ended October 31, 2019 $ 7.54 0.10 0.37 0.47 (0.32) — (0.32) $ 7.69 6.86%(f) $ 3,584,256 2.01% 1.39% 2.01% 71.60%
Year Ended October 31, 2018 $ 8.77 0.10 (1.22) (1.12) (0.11) — (0.11) $ 7.54 (12.97)%(f) $ 5,425,148 1.96% 1.14% 1.96% 70.96%
Year Ended October 31, 2017 $ 7.52 0.09 1.29 1.38 (0.13) — (0.13) $ 8.77 18.68% $ 6,736,677 1.97% 1.10% 1.97% 95.51%
Year Ended October 31, 2016 $ 7.93 0.09 (0.37) (0.28) (0.13) — (0.13) $ 7.52 (3.49)% $ 4,320,265 1.97% 1.19% 1.97% 84.41%
Year Ended October 31, 2015 $ 8.15 0.07 (0.02) 0.05 (0.27) — (0.27) $ 7.93 0.70% $ 5,255,233 1.94% 0.90% 1.94% 98.51%
Class M Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7.78 0.05 (1.14) (1.09) (0.11) — (0.11) $ 6.58 (14.22)% $ 159,303,050 0.91% 1.46% 0.91% 27.12%
Year Ended October 31, 2019 $ 7.63 0.19 0.37 0.56 (0.41) — (0.41) $ 7.78 8.03%(f) $ 188,067,638 0.92% 2.50% 0.92% 71.60%
Year Ended October 31, 2018 $ 8.87 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7.63 (11.95)%(f) $ 166,741,655 0.85% 2.22% 0.85% 70.96%
Year Ended October 31, 2017 $ 7.60 0.18 1.29 1.47 (0.20) — (0.20) $ 8.87 19.87% $ 193,049,933 0.85% 2.28% 0.85% 95.51%
Year Ended October 31, 2016 $ 7.97 0.17 (0.36) (0.19) (0.18) — (0.18) $ 7.60 (2.35)% $ 161,881,871 0.86% 2.24% 0.86% 84.41%
Year Ended October 31, 2015 $ 8.22 0.15 (0.02) 0.13 (0.38) — (0.38) $ 7.97 1.82% $ 169,724,549 0.86% 1.89% 0.86% 98.51%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 7.78 0.05 (1.14) (1.09) (0.11) — (0.11) $ 6.58 (14.22)% $ 5,818,300 0.91% 1.38% 0.91% 27.12%
Year Ended October 31, 2019 $ 7.63 0.14 0.42 0.56 (0.41) — (0.41) $ 7 .78 8.03% $ 9,033,643 0.90% 1.93% 0.90% 71.60%
Year Ended October 31, 2018 $ 8.88 0.19 (1.24) (1.05) (0.20) — (0.20) $ 7.63 (12.05)% $ 143,744,353 0.85% 2.20% 0.85% 70.96%
Year Ended October 31, 2017 $ 7.60 0.18 1.30 1.48 (0.20) — (0.20) $ 8.88 20.00% $ 201,818,155 0.85% 2.28% 0.85% 95.51%
Year Ended October 31, 2016 $ 7.97 0.18 (0.37) (0.19) (0.18) — (0.18) $ 7.60 (2.35)% $ 145,180,828 0.86% 2.39% 0.86% 84.41%
Year Ended October 31, 2015 $ 8.22 0.16 (0.03) 0.13 (0.38) — (0.38) $ 7.97 1.82% $ 1,660,603 0.85% 2.01% 0.85% 98.51%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7.77 0.05 (1.13) (1.08) (0.11) — (0.11) $ 6.58 (14.11)% $ 11,920,983 0.96% 1.25% 0.96% 27.12%
Year Ended October 31, 2019 $ 7.62 0.17 0.39 0.56 (0.41) — (0.41) $ 7.77 7.95% $ 23,872,194 0.98% 2.24% 0.98% 71.60%
Year Ended October 31, 2018 $ 8.86 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7.62 (12.06)%(f) $ 63,572,344 0.95% 2.18% 0.95% 70.96%
Year Ended October 31, 2017 $ 7.59 0.17 1.30 1.47 (0.20) — (0.20) $ 8.86 19.77%(f) $ 80,039,386 0.97% 2.10% 0.97% 95.51%
Year Ended October 31, 2016 $ 7.96 0.16 (0.36) (0.20) (0.17) — (0.17) $ 7.59 (2.49)% $ 48,822,689 0.98% 2.10% 0.98% 84.41%
Year Ended October 31, 2015 $ 8.21 0.15 (0.02) 0.13 (0.38) — (0.38) $ 7.96 1.74% $ 140,742,502 0.93% 1.80% 0.93% 98.51%

International Funds - April 30, 2020 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

82 - Financial Highlights - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide Emerging Markets Debt
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.19 0.23 (1.59) (1.36) (0.21) — (0.21) $ 8.62 (13.61)% $ 66,554 1.15% 4.76% 1.29% 28.09%
Year Ended October 31, 2019 $ 9.52 0.54 0.78 1.32 (0.56) (0.09) (0.65) $ 10.19 14.75% $ 92,331 1.15% 5.61% 1.28% 74.40%
Year Ended October 31, 2018 $ 10.49 0.52 (1.00) (0.48) (0.30) (0.19) (0.49) $ 9.52 (4.87)%(g) $ 145,814 1.15% 5.17% 1.25% 86.23%
Year Ended October 31, 2017 $ 10.76 0.50 0.16 0.66 (0.50) (0.43) (0.93) $ 10.49 6.73% $ 180,079 1.15% 4.80% 1.23% 106.38%
Period Ended October 31, 2016(h) $ 10.00 0.30 0.74 1.04 (0.28) — (0.28) $ 10.76 10.44%(g) $ 150,084 1.20% 4.29% 1.35% 99.02%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.12 0.19 (1.57) (1.38) (0.18) — (0.18) $ 8.56 (13.88)% $ 6,683 1.94% 3.93% 2.08% 28.09%
Year Ended October 31, 2019 $ 9.50 0.48 0.75 1.23 (0.52) (0.09) (0.61) $ 10.12 13.77% $ 7,762 1.91% 5.11% 2.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.44 (0.99) (0.55) (0.25) (0.19) (0.44) $ 9.50 (5.53)%(g) $ 92,176 1.90% 4.42% 2.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.42 0.16 0.58 (0.42) (0.43) (0.85) $ 10.49 5.93% $ 116,449 1.90% 4.05% 1.97% 106.38%
Period Ended October 31, 2016(h) $ 10.00 0.25 0.73 0.98 (0.22) — (0.22) $ 10.76 9.89%(g) $ 114,103 1.96% 3.49% 2.11% 99.02%
Class R6 Shares(i)
Six Months Ended April 30,
2020 (Unaudited) $ 10.19 0.24 (1.59) (1.35) (0.22) — (0.22) $ 8.62 (13.50)% $ 58,313,454 0.90% 5.00% 1.04% 28.09%
Year Ended October 31, 2019 $ 9.52 0.56 0.78 1.34 (0.58) (0.09) (0.67) $ 10.19 15.04% $ 77,094,995 0.90% 5.81% 1.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.55 (1.01) (0.46) (0.32) (0.19) (0.51) $ 9.52 (4.63)%(g) $ 80,384,035 0.90% 5.44% 1.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) (0.95) $ 10.49 7.00% $ 94,608,019 0.90% 5.04% 0.98% 106.38%
Period Ended October 31, 2016(h) $ 10.00 0.32 0.74 1.06 (0.30) — (0.30) $ 10.76 10.67%(g) $ 101,081,348 0.90% 4.53% 1.05% 99.02%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.18 0.23 (1.57) (1.34) (0.22) — (0.22) $ 8.62 (13.42)%(g) $ 31,170 0.90% 4.86% 1.05% 28.09%
Year Ended October 31, 2019 $ 9.52 0.57 0.77 1.34 (0.59) (0.09) (0.68) $ 10.18 14.94%(g) $ 19,469 0.90% 6.05% 1.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.54 (1.00) (0.46) (0.32) (0.19) (0.51) $ 9.52 (4.62)%(g) $ 93,099 0.90% 5.42% 1.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) (0.95) $ 10.49 7.00% $ 118,409 0.90% 5.05% 0.98% 106.38%
Period Ended October 31, 2016(h) $ 10.00 0.32 0.73 1.05 (0.29) — (0.29) $ 10.76 10.63%(g) $ 110,648 0.96% 4.48% 1.11% 99.02%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2020 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)
(c)(d)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(e)
Ratio of Net
Investment
Income
(Loss) to
Average
Net
Assets(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(e)(f)
Portfolio
Turnover(d)
(g)
Nationwide Global Sustainable
Equity Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 18.31 0.02 (1.25) (1.23) (0.23) (0.94) (1.17) $ 15.91 (7.48)% $ 32,499,607 1.30% 0.29% 1.60% 26.91%
Year Ended October 31, 2019 $ 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) $ 18.31 12.83% $ 38,590,822 1.30% 1.29% 1.59% 47.52%
Year Ended October 31, 2018 $ 18.09 0.10 0.17 0.27 (0.06) — (0.06) $ 18 .30 1.50% $ 32,209,451 1.33% 0.53% 1.59% 34.22%
Year Ended October 31, 2017 $ 14.42 0.11 3.77 3.88 (0.21) — (0.21) $ 18.09 27.11% $ 35,195,711 1.37% 0.68% 1.60% 37.98%
Year Ended October 31, 2016 $ 14.98 0.14 (0.55) (0.41) (0.15) — (0.15) $ 14.42 (2.75)% $ 33,122,348 1.37% 0.97% 1.63% 147.44%
Year Ended October 31, 2015 $ 16.03 0.10 (0.89) (0.79) (0.26) — (0.26) $ 14.98 (4.97)% $ 38,699,660 1.35% 0.62% 1.51% 37.86%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 17.13 (0.04) (1.19) (1.23) (0.06) (0.94) (1.00) $ 14.90 (7.89)%(h) $ 1,815,161 2.10% (0.52)% 2.41% 26.91%
Year Ended October 31, 2019 $ 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) $ 17.13 11.90%(h) $ 2,268,427 2.10% 0.09% 2.39% 47.52%
Year Ended October 31, 2018 $ 17.12 (0.05) 0.18 0.13 — — — $ 17.25 0.76% $ 10,109,970 2.11% (0.25)% 2.37% 34.22%
Year Ended October 31, 2017 $ 13.67 (0.02) 3.57 3.55 (0.10) — (0.10) $ 17.12 26.14% $ 11,034,886 2.13% (0.10)% 2.36% 37.98%
Year Ended October 31, 2016 $ 14.22 0.03 (0.53) (0.50) (0.05) — (0.05) $ 13.67 (3.52)% $ 10,653,487 2.13% 0.22% 2.39% 147.44%
Year Ended October 31, 2015 $ 15.18 (0.02) (0.84) (0.86) (0.10) — (0.10) $ 14.22 (5.67)% $ 14,756,387 2.13% (0.17)% 2.30% 37.86%
Class R6 Shares(i)
Six Months Ended April 30,
2020 (Unaudited) $ 18.92 0.06 (1.31) (1.25) (0.25) (0.94) (1.19) $ 16.48 (7.34)% $ 5,495,882 0.95% 0.63% 1.25% 26.91%
Year Ended October 31, 2019 $ 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) $ 18.92 13.20% $ 6,548,746 0.95% 1.53% 1.24% 47.52%
Year Ended October 31, 2018 $ 18.62 0.17 0.19 0.36 (0.13) — (0.13) $ 18.85 1.90% $ 7,401,742 0.95% 0.88% 1.21% 34.22%
Year Ended October 31, 2017 $ 14.82 0.18 3.88 4.06 (0.26) — (0.26) $ 18 .62 27.68% $ 8,275,044 0.95% 1.08% 1.19% 37.98%
Year Ended October 31, 2016 $ 15.40 0.20 (0.57) (0.37) (0.21) — (0.21) $ 14.82 (2.39)% $ 7,375,010 0.95% 1.38% 1.21% 147.44%
Year Ended October 31, 2015 $ 16.52 0.17 (0.92) (0.75) (0.37) — (0.37) $ 15.40 (4.54)% $ 8,783,188 0.95% 1.04% 1.11% 37.86%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 18.93 0.05 (1.30) (1.25) (0.25) (0.94) (1.19) $ 16.49 (7.35)% $ 4,055,962 1.02% 0.56% 1.32% 26.91%
Year Ended October 31, 2019 $ 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) $ 18.93 13.07% $ 5,657,022 1.02% 1.59% 1.31% 47.52%
Year Ended October 31, 2018 $ 18.62 0.16 0.19 0.35 (0.11) — (0.11) $ 18.86 1.86% $ 3,288,172 1.03% 0.83% 1.29% 34.22%
Year Ended October 31, 2017 $ 14.82 0.16 3.89 4.05 (0.25) — (0.25) $ 18.62 27.56% $ 2,209,150 1.06% 0.96% 1.29% 37.98%
Year Ended October 31, 2016 $ 15.40 0.18 (0.57) (0.39) (0.19) — (0.19) $ 14.82 (2.52)% $ 1,505,046 1.07% 1.26% 1.33% 147.44%
Year Ended October 31, 2015 $ 16.50 0.15 (0.92) (0.77) (0.33) — (0.33) $ 15.40 (4.70)% $ 2,052,712 1.05% 0.91% 1.22% 37.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

84 - Financial Highlights - April 30, 2020 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Nationwide International Small Cap
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.78 0.03 (1.28) (1.25) (0.25) — (0.25) $ 8.28 (13.23)% $ 87,071 1.25% 0.71% 1.29% 44.73%
Year Ended October 31, 2019 $ 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) $ 9.78 11.01%(g) $ 107,676 1.25% 1.17% 1.29% 71.10%
Year Ended October 31, 2018 $ 12.57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) $ 10.21 (10.29)%(g) $ 100,332 1.27% 1.19% 1.31% 69.54%
Period Ended October 31, 2017(h) $ 10.00 0.06 2.51 2.57 — — — $ 12.57 25.70% $ 62,358 1.39% 0.57% 1.46% 90.35%
Class R6 Shares(i)
Six Months Ended April 30,
2020 (Unaudited) $ 9.82 0.05 (1.29) (1.24) (0.26) — (0.26) $ 8.32 (13.12)% $ 431,367,053 0.99% 0.98% 1.03% 44.73%
Year Ended October 31, 2019 $ 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) $ 9.82 11.37% $ 514,642,742 0.99% 1.42% 1.03% 71.10%
Year Ended October 31, 2018 $ 12.61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) $ 10.24 (10.06)% $ 400,853,541 0.99% 1.18% 1.03% 69.54%
Period Ended October 31, 2017(h) $ 10.00 0.12 2.49 2.61 — — — $ 12.61 26.10% $ 566,490,161 0.99% 1.28% 1.03% 90.35%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.81 0.04 (1.29) (1.25) (0.25) — (0.25) $ 8.31 (13.16)% $ 14,740,173 1.11% 0.89% 1.15% 44.73%
Year Ended October 31, 2019 $ 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) $ 9.81 11.20% $ 13,878,617 1.11% 1.33% 1.15% 71.10%
Year Ended October 31, 2018 $ 12.60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) $ 10.24 (10.04)% $ 14,565 0.99% 1.35% 1.03% 69.54%
Period Ended October 31, 2017(h) $ 10.00 0.09 2.51 2.60 — — — $ 12.60 26.00% $ 12,602 1.08% 0.98% 1.17% 90.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29, 2016 through October 31, 2017.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 85
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide AllianzGI International Growth Fund ("International Growth")
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R6, Eagle Class and Institutional Service
Class shares. Effective October 3, 2019, the majority of Class
C shares converted for shareholder accounts open for 10
years or longer and will continue to convert to Class A shares ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds, except Emerging Markets Debt, is a
diversified fund as defined in the 1940 Act. Emerging Markets
Debt is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).

86 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 87
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 9,457,253 $ – $ 9,457,253
Airlines 1,863,606 – – 1,863,606
Banks 8,957,627 1,658,318 – 10,615,945
Beverages – 953,793 – 953,793
Biotechnology – 2,492,563 – 2,492,563
Building Products – 4,272,330 – 4,272,330
Capital Markets – 3,216,281 – 3,216,281
Chemicals – 5,823,433 – 5,823,433
Diversified Consumer Services 1,852,864 – – 1,852,864
Diversified Financial Services – 6,160,693 – 6,160,693
Electronic Equipment, Instruments &
Components – 7,549,813 – 7,549,813
Entertainment 4,910,316 – – 4,910,316
Food & Staples Retailing 4,744,901 – – 4,744,901
Health Care Equipment & Supplies – 15,885,881 – 15,885,881
Hotels, Restaurants & Leisure – 6,445,065 – 6,445,065
Industrial Conglomerates – 3,661,253 – 3,661,253
Insurance – 7,000,505 – 7,000,505
Interactive Media & Services 1,777,608 11,946,658 – 13,724,266
Internet & Direct Marketing Retail 18,558,206 2,099,015 – 20,657,221
IT Services 25,902,237 4,804,416 – 30,706,653
Machinery – 7,134,912 – 7,134,912
Pharmaceuticals – 3,262,878 – 3,262,878
Road & Rail 1,756,566 – – 1,756,566
Semiconductors & Semiconductor
Equipment – 17,626,396 – 17,626,396
Software 5,187,951 16,005,424 – 21,193,375
Specialty Retail – 957,511 – 957,511
Textiles, Apparel & Luxury Goods – 2,249,384 – 2,249,384
Trading Companies & Distributors – 6,617,558 – 6,617,558
Total Common Stocks $ 75,511,882 $ 147,281,333 $ – $ 222,793,215
Repurchase Agreement – 1,699,337 – 1,699,337
Short-Term Investment 15,258,610 – – 15,258,610
Total $ 90,770,492 $ 148,980,670 $ – $ 239,751,162
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 83,950,012 $ – $ 83,950,012
Loan Participations – 7,158,243 – 7,158,243
Total Assets $ – $ 91,108,255 $ – $ 91,108,255
Liabilities:
Forward Foreign Currency Contracts – (82,448) – (82,448)
Total Liabilities $ – $ (82,448) $ – $ (82,448)
Total $ – $ 91,025,807 $ – $ 91,025,807
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,116,041 $ – $ 9,116,041
Collateralized Mortgage Obligations – 17,302,340 – 17,302,340
Commercial Mortgage-Backed Securities – 4,900,378 – 4,900,378
Convertible Bonds – 2,497,487 – 2,497,487
Corporate Bonds – 75,928,601 – 75,928,601

88 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Credit Default Swaps* $ – $ 7,285,660 $ – $ 7,285,660
Foreign Government Security – 1,365,160 – 1,365,160
Futures Contracts 37,971 – – 37,971
Loan Participations – 8,460,141 – 8,460,141
Supranational – 855,000 – 855,000
Total Assets $ 37,971 $ 127,710,808 $ – $ 127,748,779
Liabilities:
Credit Default Swaps* – (1,802,851) – (1,802,851)
Forward Foreign Currency Contracts – (54,956) – (54,956)
Futures Contracts (2,322,242) – – (2,322,242)
Total Liabilities $ (2,322,242) $ (1,857,807) $ – $ (4,180,049)
Total $ (2,284,271) $ 125,853,001 $ – $ 123,568,730
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,282,112 $ – $ 1,282,112
Air Freight & Logistics – 953,289 – 953,289
Auto Components – 653,640 – 653,640
Automobiles – 6,503,448 – 6,503,448
Banks 420,000 12,196,324 – 12,616,324
Beverages – 1,386,576 – 1,386,576
Biotechnology – 2,477,698 – 2,477,698
Building Products – 816,057 – 816,057
Capital Markets – 5,452,032 – 5,452,032
Chemicals – 6,092,511 – 6,092,511
Commercial Services & Supplies – 1,588,457 – 1,588,457
Communications Equipment – 870,459 – 870,459
Construction & Engineering – 5,364,021 – 5,364,021
Construction Materials – 2,227,298 – 2,227,298
Diversified Financial Services – 535,668 – 535,668
Diversified Telecommunication Services – 4,606,822 – 4,606,822
Electric Utilities – 2,892,765 – 2,892,765
Electrical Equipment – 3,957,293 – 3,957,293
Electronic Equipment, Instruments &
Components – 2,401,805 – 2,401,805
Entertainment 2,769,340 1,656,567 – 4,425,907
Equity Real Estate Investment Trusts
(REITs) – 1,008,529 – 1,008,529
Food & Staples Retailing – 5,181,057 – 5,181,057
Food Products – 7,087,900 – 7,087,900
Health Care Equipment & Supplies – 6,299,735 – 6,299,735
Hotels, Restaurants & Leisure – 1,205,855 – 1,205,855
Household Durables – 3,586,344 – 3,586,344
Independent Power and Renewable
Electricity Producers – 306,929 – 306,929
Industrial Conglomerates – 1,923,741 – 1,923,741
Insurance – 8,842,470 – 8,842,470
Interactive Media & Services – 814,024 – 814,024
Internet & Direct Marketing Retail 2,091,285 – – 2,091,285
IT Services – 786,964 – 786,964
Machinery – 1,727,021 – 1,727,021
Metals & Mining – 5,454,761 – 5,454,761
Multiline Retail – 1,393,633 – 1,393,633
Multi-Utilities – 1,804,257 – 1,804,257
Oil, Gas & Consumable Fuels – 3,430,728 – 3,430,728
Personal Products – 4,169,930 – 4,169,930
Pharmaceuticals 3,258,401 17,869,096 – 21,127,497
Professional Services – 4,193,765 – 4,193,765
Real Estate Management & Development – 3,143,183 – 3,143,183

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 89
Level 1 Level 2 Level 3 Total
Assets:
Road & Rail $ – $ 1,454,217 $ – $ 1,454,217
Semiconductors & Semiconductor
Equipment 2,616,430 2,388,223 – 5,004,653
Software 2,260,450 1,789,017 – 4,049,467
Specialty Retail – 556,751 – 556,751
Technology Hardware, Storage &
Peripherals – 4,785,393 – 4,785,393
Textiles, Apparel & Luxury Goods – 2,920,549 – 2,920,549
Tobacco – 1,812,017 – 1,812,017
Trading Companies & Distributors – 3,044,319 – 3,044,319
Wireless Telecommunication Services – 2,809,972 – 2,809,972
Total Common Stocks $ 13,415,906 $ 165,705,222 $ – $ 179,121,128
Exchange Traded Fund 1,245,000 – – 1,245,000
Total $ 14,660,906 $ 165,705,222 $ – $ 180,366,128
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 231,571 $ – $ 231,571
Corporate Bonds – 14,489,738 – 14,489,738
Foreign Government Securities – 40,509,360 – 40,509,360
Forward Foreign Currency Contracts – 160,587 – 160,587
Total Assets $ – $ 55,391,256 $ – $ 55,391,256
Liabilities:
Forward Foreign Currency Contracts – (137,848) – (137,848)
Total Liabilities $ – $ (137,848) $ – $ (137,848)
Total $ – $ 55,253,408 $ – $ 55,253,408
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 651,156 $ – $ – $ 651,156
Auto Components 567,528 483,571 – 1,051,099
Banks 327,539 1,607,429 – 1,934,968
Biotechnology 1,003,990 611,892 – 1,615,882
Capital Markets 1,764,295 – – 1,764,295
Chemicals 1,836,161 – – 1,836,161
Commercial Services & Supplies 535,305 453,632 – 988,937
Construction Materials 191,224 – – 191,224
Diversified Financial Services – 424,963 – 424,963
Diversified Telecommunication Services – 348,569 – 348,569
Electrical Equipment – 393,706 – 393,706
Electronic Equipment, Instruments &
Components 589,437 663,144 – 1,252,581
Entertainment 1,403,551 496,970 – 1,900,521
Food & Staples Retailing 759,924 764,453 – 1,524,377
Health Care Equipment & Supplies 283,127 869,199 – 1,152,326
Health Care Providers & Services 1,358,370 – – 1,358,370
Household Durables 456,846 1,039,314 – 1,496,160
Household Products 524,757 573,856 – 1,098,613
Insurance 696,201 1,437,661 – 2,133,862
Interactive Media & Services 539,385 – – 539,385
Internet & Direct Marketing Retail 1,684,794 879,819 – 2,564,613
IT Services 1,037,437 – – 1,037,437
Life Sciences Tools & Services 867,437 – – 867,437
Machinery 1,130,483 – – 1,130,483
Oil, Gas & Consumable Fuels 553,572 1,293,103 – 1,846,675
Paper & Forest Products – 343,350 – 343,350

90 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Personal Products $ – $ 1,384,172 $ – $ 1,384,172
Pharmaceuticals 912,613 1,856,161 – 2,768,774
Professional Services – 391,907 – 391,907
Semiconductors & Semiconductor
Equipment 1,234,066 – – 1,234,066
Software 2,188,841 781,305 – 2,970,146
Specialty Retail 1,595,662 – – 1,595,662
Technology Hardware, Storage &
Peripherals 408,131 – – 408,131
Textiles, Apparel & Luxury Goods – 219,057 – 219,057
Trading Companies & Distributors – 477,274 – 477,274
Wireless Telecommunication Services – 719,847 – 719,847
Total Common Stocks $ 25,101,832 $ 18,514,354 $ – $ 43,616,186
Total $ 25,101,832 $ 18,514,354 $ – $ 43,616,186
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,743,512 $ – $ 1,743,512
Air Freight & Logistics – 1,491,275 – 1,491,275
Airlines – 491,435 – 491,435
Auto Components – 6,204,843 – 6,204,843
Automobiles 268,867 541,762 – 810,629
Banks – 14,045,084 – 14,045,084
Beverages – 2,825,603 – 2,825,603
Biotechnology 11,088,230 8,885,922 – 19,974,152
Building Products 1,145,032 5,024,413 – 6,169,445
Capital Markets 1,192,653 13,432,385 – 14,625,038
Chemicals 4,186,226 9,704,802 – 13,891,028
Commercial Services & Supplies – 347,504 – 347,504
Communications Equipment – 1,635,916 – 1,635,916
Construction & Engineering – 2,478,144 – 2,478,144
Construction Materials – 2,159,584 – 2,159,584
Containers & Packaging – 9,151,400 – 9,151,400
Diversified Financial Services – 5,395,430 – 5,395,430
Diversified Telecommunication Services – 8,991,096 – 8,991,096
Electrical Equipment – 2,449,086 – 2,449,086
Electronic Equipment, Instruments &
Components – 6,816,186 – 6,816,186
Energy Equipment & Services – 391,033 – 391,033
Entertainment – 3,092,385 – 3,092,385
Equity Real Estate Investment Trusts
(REITs) – 28,524,875 – 28,524,875
Food & Staples Retailing – 2,456,625 – 2,456,625
Food Products – 15,040,284 – 15,040,284
Gas Utilities – 6,222,191 – 6,222,191
Health Care Equipment & Supplies – 13,842,028 – 13,842,028
Health Care Providers & Services – 18,484 – 18,484
Hotels, Restaurants & Leisure – 13,483,699 – 13,483,699
Household Durables – 6,732,608 – 6,732,608
Independent Power and Renewable
Electricity Producers – 1,380,379 – 1,380,379
Industrial Conglomerates – 3,105,479 – 3,105,479
Insurance – 11,119,946 – 11,119,946
Interactive Media & Services – 2,871,913 – 2,871,913
Internet & Direct Marketing Retail – 7,133,930 – 7,133,930
IT Services 7,796,243 17,060,113 – 24,856,356
Leisure Products – 2,102,922 – 2,102,922
Life Sciences Tools & Services – 10,308,930 – 10,308,930
Machinery – 23,321,129 – 23,321,129

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 91
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
Level 1 Level 2 Level 3 Total
Assets:
Marine $ – $ 2,045,165 $ – $ 2,045,165
Media 677,097 6,777,518 – 7,454,615
Metals & Mining 1,099,034 7,566,105 – 8,665,139
Multiline Retail – 3,041,250 – 3,041,250
Oil, Gas & Consumable Fuels 1,097,394 6,246,505 – 7,343,899
Paper & Forest Products – 1,306,599 – 1,306,599
Personal Products – 1,812,418 – 1,812,418
Pharmaceuticals 1,178,044 – – 1,178,044
Professional Services 5,049,845 2,178,266 – 7,228,111
Real Estate Management & Development – 23,649,601 – 23,649,601
Road & Rail – 9,863,983 – 9,863,983
Semiconductors & Semiconductor
Equipment – 21,134,422 – 21,134,422
Software – 11,367,021 – 11,367,021
Specialty Retail – 2,942,016 – 2,942,016
Textiles, Apparel & Luxury Goods – 6,464,558 – 6,464,558
Trading Companies & Distributors – 7,215,927 – 7,215,927
Transportation Infrastructure – 8,805,315 – 8,805,315
Water Utilities 319,011 – – 319,011
Wireless Telecommunication Services – 1,480,155 – 1,480,155
Total Common Stocks $ 35,097,676 $ 395,921,159 $ – $ 431,018,835
Exchange Traded Fund 7,396,735 – – 7,396,735
Repurchase Agreement – 1,588,201 – 1,588,201
Right – 17,407 – 17,407
Short-Term Investment 14,260,704 – – 14,260,704
Total $ 56,755,115 $ 397,526,767 $ – $ 454,281,882
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the six months ended, April 30, 2020, Global Sustainable Equity held one common stock investment that was categorized as a
Level 3 investment which was valued at $0.
Global High Yield
Corporate Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 62 62
Purchases — —
Sales (64) (64)
Change in Unrealized Appreciation/
Depreciation 2 2
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2020 $ — $—
Change in Unrealized Appreciation/
Depreciation for Investments Still held as
of 4/30/2020* $ — $—
* Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Amounts designated as "—" are zero or have been rounded to zero.

92 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note –, –, –, –, –, – and –. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and
JPMorgan may charge the Fund’s account for any amounts
owed to JPMorgan. JPMorgan also has the right to set off as
appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Option contracts

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 93
written, at value”, in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of option contracts written and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statements of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
At April 30, 2020, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the six months ended April
30, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Variation margin receivable/payable on centrally cleared credit default swap contracts” for centrally cleared swaps, as applicable
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments
over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the
counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising
the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap
contract, a Fund’s investment would generate income only in
the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.

94 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of April 30, 2020 are disclosed in the Statement of Investments. The implied credit spread
of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”)
and a Fund’s counterparty on the swap agreement becomes
the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statements of
Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statements of Assets and
Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses)
in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
Certain Funds' swap agreements are disclosed in the
Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Variation margin receivable/payable on centrally cleared interest
rate swap contracts” for centrally cleared swaps and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts.”, as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds are subject to foreign currency exchange risk in the normal course of pursuing their objective(s). Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated
in a foreign currency and/or to hedge the U.S. dollar value
of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or
other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 95
Certain Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest
rate risk in the normal course of pursuing their objectives.
Certain Funds entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Futures contracts are contracts for delayed
delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are
generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts", as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2020:
Global High Yield
Liabilities: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (82,448)
Total $ (82,448)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts
(a)
Credit risk Swap contracts, at value $ 5,482,809
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts 37,971
Total $ 5,520,780
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (54,956)
Futures Contracts(b)
Interest rate risk Receivable for variation margin on futures contracts (2,322,242)
Total $ (2,377,198)

96 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2020
Emerging Markets Debt
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 160,587
Total $ 160,587
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (137,848)
Total $ (137,848)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Assets and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Assets and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 446,443
Total $ 446,443
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 87,247
Forward Foreign Currency Contracts
Currency risk 519,193
Futures Contracts
Interest rate risk (2,971,899)
Total $ (2,365,459)
Emerging Markets Debt
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ (172,167)
Forward Foreign Currency Contracts
Currency risk 1,079,038
Total $ 906,871
Global High Yield
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (49,659)
Total $ (49,659)

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 97
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At April 30, 2020, certain Funds have entered into futures
contracts. The futures contract agreement does not provide for a netting arrangement.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 6,452,774
Forward Foreign Currency Contracts
Currency risk (28,771)
Futures Contracts
Interest rate risk (2,780,445)
Total $ 3,643,558
Emerging Markets Debt
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ 91,356
Forward Foreign Currency Contracts
Currency risk 38,773
Total $ 130,129
Global High Yield
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $503,249
Average Settlement Value Sold $ 13,434,594
Strategic Income
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $85,264,286
Average Notional Balance—Sell Protection $ 9,571,429
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $611,737
Average Settlement Value Sold $ 13,369,057
Futures Contracts:
Average Notional Balance Long $612,219
Average Notional Balance Short $ 85,925,624
Emerging Markets Debt
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $2,661,346
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $9,361,479
Average Settlement Value Sold $ 17,395,020

98 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
to netting arrangements on the “Statements of Assets and
Liabilities."
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2020:
Global High Yield
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ (82,448) $ — $ 82,448 $ —
Total (82,448) $ — $ 82,448 $ —
Amounts designated as “—” are zero.
Strategic Income
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (54,956) — 54,956 —
Total (54,956) $ — $ 54,956 $ —
Amounts designated as “—” are zero.
Emerging Markets Debt
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset  Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of  Asset
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ 108,265 $ (52,005) $ — $ 56,260
Credit Agricole
Forward Foreign
Currency Contracts 7,840 — — 7,840
Deutsche Bank Securities, Inc.
Forward Foreign
Currency Contracts 35,981 (10,911) — 25,070
Royal Bank of Canada
Forward Foreign
Currency Contracts 8,501 — — 8,501
Total $ 160,587 $ (62,916) $ — $ 97,671
Amounts designated as “—” are zero.

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 99
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
For the six months ended April 30, 2020, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ (52,005) $ 52,005 $ — $ —
Deutsche Bank Securities, Inc.
Forward Foreign
Currency Contracts (10,911) 10,911 — —
HSBC Bank plc
Forward Foreign
Currency Contracts (37,806) — — (37,806)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (37,126) — — (37,126)
Total (137,848) $ 62,916 $ — $ (74,932)
Amounts designated as “—” are zero.
Global High Yield
Unfunded Commitment Funded Commitment Total Commitment
Security Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Spectacle Gary,
Delayed Draw Term
Loan 11/8/2025 11.00% $ 85,000 $ 72,250 $– $– $ 85,000 $ 72,250
Spectacle Gary, Term
Loan 11/8/2025 11.00 1,185,000 1,007,250 – – 1,185,000 1,007,250
Total $ 1,270,000 $ 1,079,500 $– $– $ 1,270,000 $ 1,079,500
Strategic Income
Unfunded Commitment Funded Commitment Total Commitment
Security Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Spectacle Gary,
Delayed Draw Term
Loan 11/8/2025 11.00% $ 111,300 $ 94,605 $– $– $ 111,300 $ 94,605
Spectacle Gary, Term
Loan 11/8/2025 11.00 1,535,800 1,305,430 – – 1,535,800 1,305,430
Total $ 1,647,100 $ 1,400,035 $– $– $ 1,647,100 $ 1,400,035
Amounts designated as “—” are zero or have been rounded to zero.

100 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
(i) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load fee charged to the borrower with respect to the receipt of non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2020, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 16,957,947
International Small Cap 15,848,905

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 101
the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
BNP Paribas
Securities Corp. $ 1,699,337 $ – $ 1,699,337 $ (1,699,337) $ –
Total $ 1,699,337 $ – $ 1,699,337 $ (1,699,337) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Small Cap
BNP Paribas
Securities Corp. $ 1,588,201 $ – $ 1,588,201 $ (1,588,201) $ –
Total $ 1,588,201 $ – $ 1,588,201 $ (1,588,201) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

102 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly
for Emerging Markets Equity, International Equities, Global
Sustainable Equity and International Small Cap. Distributions
from net realized capital gains, if any, are declared and
distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 103
As of April 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on the Funds’
average daily net assets. During the six months ended April 30, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to November 8, 2019, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
For the six months ended April 30, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Global High Yield Amundi Pioneer Institutional Asset Management, Inc. (" Amundi ")
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Emerging Markets Debt Standard Life Investments (Corporate Funds) Limited
Global Sustainable Equity UBS Asset Management (Americans) Inc.
International Small Cap Wellington Management Company LLP
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth $0 up to $1 billion 0.70%
$1 billion and more 0.67%
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income(a) Up to $500 million 0.55%
$500 million and more 0.50%
International Equities $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Debt All Assets 0.70%
Global Sustainable Equity $0 up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap $0 up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
(a) For the period November 8, 2019 through April 30, 2020.
Fund Fee Schedule
Advisory Fee
(annual rate)
Strategic Income All classes 0.56%
FUND
Effective Advisory Fee Rate Before
Expense Reimbursements
Effective Advisory Fee Rate After
Expense Reimbursements
International Growth 0.70% 0.60%
Global High Yield 0.64 0.49
Strategic Income 0.55 0.33
International Equities 0.75 N/A
Emerging Markets Debt 0.70 0.56
Global Sustainable Equity 0.75 0.45
International Small Cap 0.95 0.91

104 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
International Growth(a) All Classes 0.72%
Global High Yield All Classes 0.70
Strategic Income All Classes 0.67
International Equities All Classes 1.10
Emerging Markets Debt All Classes 0.90
Global Sustainable Equity All Classes 0.95
International Small Cap All Classes 0.99
(a)  Until June 30, 2022.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
April 30, 2020
Amount Total
International Growth $ — $ $ — $ 48,249(a) $ 113,028 $ 161 , 277
Global High Yield 81,081 185,412 182,610 91,844 540 , 947
Strategic Income 172,109 149,735 121,719 182,996 $ 626 , 559
International Equities — — — — —
Emerging Markets Debt 79,719 84,709 96,599 51,147 312 ,1 74
Global Sustainable Equity 128,621 151,155 150,643 74,708 505 , 12 7
International Small Cap 125,630(b ) 187,748 193,035 92,469 598 , 882
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $8,281 for the period from October 1, 2019 through October 31, 2019 and $39,968 for the period from June 1, 2019 through
September 30, 2019. Reimbursement accrued by the Predecessor Fund in the amount of $120,571 is not eligible to be recouped by any party.
(b) For the period from December 30, 2016 (commencement of operations) through October 31, 2017.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 105
For the six months ended April 30, 2020, NFM earned $442,118 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $2,595.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares
of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares
of each Fund (0.75% of which may be a distribution fee
and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the six months ended April 30, 2020, the
Fund imposed front-end sales charges of $4,087. From these
fees, NFD retained a portion amounting to $524.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 1.00% for International Equities, Global
Sustainable Equity, and International Small Cap. Applicable
Class A CDSCs are 0.75% for Global High Yield, Strategic
Income and Emerging Markets Debt. Class C CDSCs are
1.00% for all Funds. During the six months ended April 30,
2020, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of each of the
Funds.
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Eagle Class
Institutional Service
Class
International Growth 0.08 % N/A 0.11% 0.25%
Global High Yield 0.02 0.06 % N/A 0.10
Strategic Income 0.09 0.11 N/A 0.11
International Equities 0.09 0.09 N/A 0.05
Emerging Markets Debt N/A N/A N/A N/A
Global Sustainable Equity 0.10 0.15 N/A 0.07
International Small Cap 0.01 N/A N/A 0.12
N/A — Not Applicable.

106 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
On May 17, 2019, shares of AllianzGI International Growth Fund ("Predecessor Fund") held by affiliated entities of the Predecessor
Fund were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in share transactions on the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
(a)    Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with
Fund Amount
International Growth $287,790
Global High Yield 2,802
Strategic Income 31,175
International Equities 8,039
Emerging Markets Debt N/A
Global Sustainable Equity 21,486
International Small Cap 9,275
N/A — Not Applicable.
Fund
% of Shares
Outstanding
Owned
International Growth 99.37%
Global High Yield 95.45
Strategic Income 67.66
International Equities —
Emerging Markets Debt 99.84
Global Sustainable Equity —
International Small Cap 92.69
Amounts designated as "—" are zero or have been rounded to zero.
Fund Class Net Assets of
In-Kind
Redemption
Shares Securities
Market Value
Cash Realized Gain
(Loss)
International
Growth
Class R6(a) $21,973,765 1,247,800 $21,770,934 $202,831 $1,964,565

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 107
its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
5. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to
Fund Purchases
*
Sales
*
International Growth $ 31,400,685 $ 41,476,099
Global High Yield 51,505,309 60,390,605
Strategic Income 84,932,146 90,728,642
International Equities 56,882,788 70,496,299
Emerging Markets Debt 19,174,846 26,509,374
Global Sustainable Equity 13,080,329 17,767,659
International Small Cap 218,022,313 236,375,023
* Includes purchases and sales of long-term U.S. Government securities, if any.

108 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan

International Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 109
may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
8. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
9. Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
International Growth 96.30% 2(a)
Global High Yield 88.16 4(a)
Strategic Income 53.81 4(a)
International Equities 61.02 1
Emerging Markets Debt 83.64 3(a)
Global Sustainable Equity 46.61 1
International Small Cap 52.70 4(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

110 - Notes to Financial Statements - April 30, 2020 (Unaudited) - International Funds
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the six months ended April 30, 2020, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
13.  Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Fund Amount
International Small Cap $ 614
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 228,483,443 $ 25,432,279 $ (14,164,560) $ 11,267,719
Global High Yield 111,687,680 618,824 (21,280,697) (20,661,873)
Strategic Income 139,832,779 10,092,909 (30,592,810) (20,499,901)
International Equities 184,075,497 16,202,450 (19,911,819) (3,709,369)
Emerging Markets Debt 64,017,738 922,467 (9,686,797) (8,764,330)
Global Sustainable Equity 39,521,580 8,207,433 (4,112,827) 4,094,606
International Small Cap 500,531,963 46,488,719 (92,738,800) (46,250,081)

International Funds - April 30, 2020 - Supplemental Information - 111
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Dynamic U.S. Growth Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

112 - Supplemental Information - April 30, 2020 - International Funds
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide Amundi Strategic
Income Fund, Nationwide Diamond Hill Large Cap Concentrated
Fund, Nationwide Dynamic US Growth Fund, Nationwide Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Multi-Cap Portfolio Fund, and Nationwide Ziegler
Equity Income Fund were shown to pay actual management
fees and to have total expense ratios at levels equal to or lower than their peer group medians, and, other than Nationwide
Multi-Cap Portfolio Fund, to have experienced three-year
performance at or above their peer group medians, or within
the third quintile of their peer group medians. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had launched in December 2018 and additional
time was necessary to evaluate the Funds’ performance.
The Trustees considered, as to Nationwide Bailard Cognitive
Value Fund and Nationwide Geneva Mid Cap Growth Fund,
that each Fund was shown to pay actual management
fees and to have total expense ratios at a level lower than
its peer group median, and that, although each Fund had
underperformed over the three-year period, its investment
performance had improved for the one- and two-year periods
ended at the same date. As to those two Funds, the Trustees
also considered that each has been designated to be subject
to heightened review by the Trustees in the coming year in
light of its investment performance, and that, with respect
to Nationwide Bailard Cognitive Value Fund, the Adviser is
considering recommending changes to the Fund’s subadvisory
arrangements in the coming year. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered, with respect to Nationwide Amundi
Global High Yield Fund, Nationwide Bailard Technology &
Science Fund, Nationwide International Small Cap Fund,
Nationwide Small Company Growth Fund, and Nationwide
U.S. Small Cap Value Fund, that, although each Fund was
shown to pay actual management fees above its peer group
median and in the fourth comparative quintile (or, in the case of Nationwide Small Company Growth Fund and Nationwide
U.S. Small Cap Value Fund, the fifth quintile), each Fund had a total expense ratio at a level at or lower than its peer group median. They considered, with respect to Nationwide Loomis
Short Term Bond Fund, that the Fund was shown to pay actual
management fees at approximately the median of its peer
group, and to have a total expense ratio at a level above the peer group median, but within the third comparative quintile.
They considered that each Fund, other than Nationwide U.S.
Small Cap Value Fund, had achieved performance for the
three-year period (or, if shorter, for the period since the Fund’s inception) above the median of its peers or if below the median, within the third quintile. The Trustees noted that Nationwide
U.S. Small Cap Value Fund’s three-year performance was
in the fourth quintile, specifically in the 64th percentile, and that the Fund had been designated for heightened review in
the coming year in light of that performance. The Trustees
determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.
The Trustees considered that, although each of Nationwide
Emerging Markets Debt Fund, Nationwide Core Plus Bond
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide WCM Focused Small
Cap Fund had relatively high actual management fees and
total expenses (each in the fourth comparative quintile or, with respect to the actual management fees of Nationwide Core
Plus Bond Fund, in the fifth quintile), those fees and expenses were not so high as to preclude continuation of the Fund’s
contractual arrangements, particularly in light of each Fund’s three-year investment performance (or, if shorter, for the period since the Fund’s inception), which was at or above the peer
group median (or, in the case of Nationwide Loomis Core
Bond Fund, slightly below the peer group median, although
the Fund’s performance was generally above median since
the Fund’s current sub-adviser began managing the Fund in

International Funds - April 30, 2020 - Supplemental Information - 113
November 2017) of its peers. As to Nationwide Core Plus
Bond Fund, the Trustees noted that during 2018 the Adviser
had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders. The
Trustees considered in respect of Nationwide WCM Focused
Small Cap Fund that the Adviser implemented in November
2019 a reduction in its advisory fee and increased the Fund’s expense limitation which have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 25 basis points.
As to Nationwide Long/Short Equity Fund, the Trustees
considered, although the Fund had achieved three-year
investment performance in the third comparative quintile
(slightly below the peer group median), both its actual
management fee and total expense ratio were above the peer
group median (and, in the case of the total expense ratio, in the fifth quintile). The Trustees considered that Management had placed the Fund on heightened review for the coming year in light of its total expense ratio and is exploring options to potentially lower the Fund’s total expense ratio.
As to Nationwide Bond Fund the Trustees noted that the Fund
was shown to pay actual management fees and to have a total
expense ratio at levels within the first quintile of the Fund’s peer group median. The Trustees noted that the Fund had
underperformed the peer group median over the past three
years, and considered Management’s statements regarding the
Fund’s favorable performance as against its benchmark and
regarding the principle reason for the Fund’s underperformance as against its peers, which has been the Fund’s relatively low allocation to corporate credit, which has outperformed.
As to Nationwide Bailard International Equities Fund, the
Trustees noted that, although the Fund’s actual management
fee was above the Fund’s peer group median in the fourth
quintile, the Fund’s total expense ratio was shown to be lower than its peer group median. The considered the Adviser’s
statement that, although the Fund’s performance had
improved somewhat in the most recent year, the Fund has
experience sustained underperformance, and that the Adviser
is considering additional steps to take in the coming year in light of that underperformance.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund and Nationwide
Long/Short Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

114 - Supplemental Information - April 30, 2020 - International Funds
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

International Funds - April 30, 2020 (Unaudited) - Management Information - 115
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

116 - Management Information - April 30, 2020 (Unaudited) - International Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - April 30, 2020 (Unaudited) - Management Information - 117
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

118 - Market Index Definitions - April 30, 2020 (Unaudited) - International Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

International Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 119
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used wit h permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

120 - Market Index Definitions - April 30, 2020 (Unaudited) - International Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

International Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 121
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

122 - Glossary - April 30, 2020 (Unaudited) - International Funds
Definitions of some commonly used investment terms
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

International Funds - April 30, 2020 (Unaudited) - Glossary - 123
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

124 - Glossary - April 30, 2020 (Unaudited) - International Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports,
unless you specifically request paper copies of those reports.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overviews 3
Shareholder Expense Example 9
Statements of Investments 12
Statements of Assets and Liabilities 52
Statements of Operations 57
Statements of Changes in Net Assets 59
Financial Highlights 68
Notes to Financial Statements 75
Supplemental Information 98
Management Information 102
Market Index Definitions 105
Glossary 109

Nationwide Mutual Funds - April 30, 2020 - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Bond Fund - April 30, 2020 - Fund Overview - 3
Asset Allocation
1
Corporate Bonds 29.1%
Mortgage-Backed Securities 21.9%
U.S. Treasury Obligations 16.3%
Asset-Backed Securities 14.9%
Commercial Mortgage-Backed Securities 9.5%
Collateralized Mortgage Obligations 7.0%
Futures Contracts 0.8%
Municipal Bonds 0.4%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Banks 4.0%
Electric Utilities 4.0%
Oil, Gas & Consumable Fuels 2.3%
Multi-Utilities 2.0%
Diversified Telecommunication Services 1.8%
Pharmaceuticals 1.8%
Insurance 1.4%
Capital Markets 1.4%
Aerospace & Defense 1.2%
Equity Real Estate Investment Trusts (REITs) 1.0%
Other Industries 79.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.63%, 1/31/2026 5.5%
U.S. Treasury Notes, 2.50%, 1/31/2024 4.4%
U.S. Treasury Notes, 1.50%, 8/31/2021 3.3%
FNMA UMBS, 2.50%, 7/1/2034 2.6%
FNMA UMBS, 3.50%, 8/1/2049 2.5%
FNMA UMBS, 3.50%, 2/1/2047 2.4%
FNMA UMBS, 3.00%, 11/1/2026 2.3%
FNMA UMBS, 4.50%, 8/1/2048 1.8%
FHLMC UMBS, 3.50%, 8/1/2049 1.8%
FNMA UMBS, 3.50%, 2/1/2048 1.7%
Other Holdings 71.7%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 - Nationwide Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 51.6%
Mortgage-Backed Securities 30.2%
U.S. Treasury Obligations 8.3%
Commercial Mortgage-Backed Securities 3.9%
Asset-Backed Securities 2.1%
Collateralized Mortgage Obligations 1.1%
Preferred Stocks 0.7%
Municipal Bonds 0.6%
Common Stocks
†
0.0%
Short-Term Investment
†
0.0%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 1.5%
100.0%
Top Industries
2
Specialty Retail 5.0%
Capital Markets 4.2%
Oil, Gas & Consumable Fuels 4.1%
Electric Utilities 3.0%
Chemicals 3.0%
Health Care Providers & Services 2.7%
Banks 2.3%
Insurance 1.9%
Software 1.7%
Industrial Conglomerates 1.6%
Other Industries
#
70.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.75%, 2/15/2024 2.3%
Ross Stores, Inc., 4.70%, 4/15/2027 2.2%
FHLMC UMBS, 2.50%, 1/1/2050 2.0%
FHLMC UMBS, 3.00%, 10/1/2049 1.7%
FNMA UMBS, 3.00%, 7/1/2049 1.4%
U.S. Treasury Notes, 1.50%, 2/15/2030 1.2%
GNMA, 3.15%, 5/16/2059 1.1%
FHLMC, 3.50%, 8/1/2047 1.1%
FNMA UMBS, 3.50%, 1/1/2047 1.1%
FHLMC, 3.50%, 4/1/2046 1.1%
Other Holdings
#
84.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Government Money Market Fund - April 30, 2020 - Fund Overview - 5
Asset Allocation
1
Repurchase Agreements 38.6%
U.S. Treasury Obligations 32.4%
U.S. Government Agency Securities 32.2%
Investment Companies 0.3%
Liabilities in excess of other assets (3.5)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.15%, 6/9/2020 3.7%
U.S. Treasury Bills, 0.15%, 5/19/2020 3.1%
U.S. Treasury Bills, 0.08%, 5/14/2020 2.3%
U.S. Treasury Notes, 0.24%, 1/31/2021 2.2%
U.S. Treasury Bills, 0.37%, 7/16/2020 1.8%
U.S. Treasury Bills, 0.09%, 6/30/2020 1.4%
U.S. Treasury Bills, 0.19%, 5/12/2020 1.4%
U.S. Treasury Bills, 0.09%, 5/26/2020 1.4%
U.S. Treasury Bills, 6/2/2020 1.4%
U.S. Treasury Notes, 0.17%, 10/31/2020 1.1%
Other Holdings
#
80.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 - Nationwide Inflation-Protected Securities Fund
Asset Allocation
1
U.S. Treasury Obligations 86.0%
Asset-Backed Securities 6.1%
U.S. Government Agency Securities 4.4%
Mortgage-Backed Securities 1.0%
Collateralized Mortgage Obligations 0.8%
Commercial Mortgage-Backed Security 0.1%
Futures Contracts (0.5)%
Other assets in excess of liabilities 2.1%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
4/15/2024 8.6%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 8.4%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 8.4%
U.S. Treasury Inflation Linked Bonds, 2.38%,
1/15/2025 7.3%
U.S. Treasury Inflation Linked Bonds, 0.75%,
2/15/2042 6.7%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 5.7%
U.S. Treasury Inflation Linked Bonds, 2.13%,
2/15/2041 5.4%
U.S. Treasury Inflation Linked Notes, 0.38%,
1/15/2027 4.8%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2021 4.7%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 4.4%
Other Holdings 35.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Loomis Core Bond Fund - April 30, 2020 - Fund Overview - 7
Asset Allocation
1
Corporate Bonds 42.4%
U.S. Treasury Obligations 19.9%
Collateralized Mortgage Obligations 15.8%
Commercial Mortgage-Backed Securities 7.4%
Mortgage-Backed Securities 7.0%
Asset-Backed Securities 6.4%
Short-Term Investments 0.7%
Foreign Government Security 0.2%
Futures Contracts (0.1)%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Banks 11.2%
Capital Markets 4.2%
Insurance 2.1%
Oil, Gas & Consumable Fuels 2.1%
Consumer Finance 2.0%
Electric Utilities 2.0%
Road & Rail 1.2%
Food Products 1.1%
IT Services 1.1%
Automobiles 0.9%
Other Industries 72.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.13%, 2/28/2025 6.0%
FNMA, 0.74%, 11/25/2032 3.0%
U.S. Treasury Bonds, 4.38%, 5/15/2040 2.8%
U.S. Treasury Bonds, 2.25%, 8/15/2049 2.8%
U.S. Treasury Notes, 0.38%, 3/31/2022 2.8%
U.S. Treasury Bonds, 2.00%, 2/15/2050 2.3%
GNMA, 1.76%, 10/20/2068 2.0%
FNMA, 3.00%, 12/25/2034 1.4%
GNMA, 1.64%, 4/20/2069 1.3%
UBS-Barclays Commercial Mortgage Trust, 3.18%,
3/10/2046 1.3%
Other Holdings 74.3%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Fund Overview - April 30, 2020 - Nationwide Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 67.7%
Asset-Backed Securities 25.5%
Collateralized Mortgage Obligations 2.0%
Commercial Mortgage-Backed Securities 1.7%
Mortgage-Backed Securities 1.5%
Foreign Government Security 0.5%
Futures Contracts (0.3)%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Banks 20.8%
Consumer Finance 5.7%
Oil, Gas & Consumable Fuels 4.4%
Insurance 3.0%
Electric Utilities 2.8%
Capital Markets 2.8%
Automobiles 2.5%
Biotechnology 1.8%
Pharmaceuticals 1.7%
Health Care Providers & Services 1.5%
Other Industries 53.0%
100.0%
Top Holdings
2
Toyota Auto Receivables Owner Trust, 1.66%,
5/15/2024 1.2%
Onemain Financial Issuance Trust, 3.30%,
3/14/2029 1.0%
GreatAmerica Leasing Receivables Funding LLC,
1.76%, 6/15/2022 0.9%
World Omni Auto Receivables Trust, 1.71%,
11/15/2022 0.9%
Benchmark Mortgage Trust, 2.79%, 3/15/2062 0.8%
eBay, Inc., 2.15%, 6/5/2020 0.8%
Amgen, Inc., 2.20%, 5/11/2020 0.8%
SoFi Professional Loan Program LLC, 2.06%,
5/15/2046 0.8%
American Electric Power Co., Inc., 2.15%,
11/13/2020 0.8%
ANZ New Zealand Int'l Ltd., 2.75%, 1/22/2021 0.8%
Other Holdings 91.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Fixed Income Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from
November 1, 2019 through April 30, 2020. You may use this
information to compare the ongoing costs of investing in the
Class of the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that
appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,026.40 3.63 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Class C Shares
Actual
(a)
1,000.00 1,022.50 7.49 1.49
Hypothetical
(a)(b)
1,000.00 1,017.45 7.47 1.49
Class R Shares
Actual
(a)
1,000.00 1,023.70 5.38 1.07
Hypothetical
(a)(b)
1,000.00 1,019.54 5.37 1.07
Class R6 Shares
Actual
(a)
1,000.00 1,027.80 2.22 0.44
Hypothetical
(a)(b)
1,000.00 1,022.68 2.21 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 1,027.40 2.62 0.52
Hypothetical
(a)(b)
1,000.00 1,022.28 2.61 0.52

10 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Fixed Income Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Core Plus Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,024.70 4.18 0.83
Hypothetical
(a)(b)
1,000.00 1,020.74 4.17 0.83
Class R6 Shares
Actual
(a)
1,000.00 1,026.50 2.42 0.48
Hypothetical
(a)(b)
1,000.00 1,022.48 2.41 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,026.10 2.82 0.56
Hypothetical
(a)(b)
1,000.00 1,022.08 2.82 0.56
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,004.60 2.34 0.47
Hypothetical
(a)(b)
1,000.00 1,022.53 2.36 0.47
Investor Shares
Actual
(a)
1,000.00 1,004.20 2.74 0.55
Hypothetical
(a)(b)
1,000.00 1,022.13 2.77 0.55
Service Class Shares
Actual
(a)
1,000.00 1,003.40 3.49 0.70
Hypothetical
(a)(b)
1,000.00 1,021.38 3.52 0.70
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,046.80 3.21 0.63
Hypothetical
(a)(b)
1,000.00 1,021.73 3.17 0.63
Class R6 Shares
Actual
(a)
1,000.00 1,048.10 1.53 0.30
Hypothetical
(a)(b)
1,000.00 1,023.37 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,047.50 2.14 0.42
Hypothetical
(a)(b)
1,000.00 1,022.77 2.11 0.42
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,035.20 4.25 0.84
Hypothetical
(a)(b)
1,000.00 1,020.69 4.22 0.84
Class C Shares
Actual
(a)
1,000.00 1,033.80 6.83 1.35
Hypothetical
(a)(b)
1,000.00 1,018.15 6.77 1.35
Class R6 Shares
Actual
(a)
1,000.00 1,037.20 2.48 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,035.90 3.75 0.74
Hypothetical
(a)(b)
1,000.00 1,021.18 3.72 0.74

Fixed Income Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 5.90 1.95 0.78
Hypothetical
(a)(b)
1,000.00 1,020.98 3.92 0.78
Class C Shares
Actual
(a)
1,000.00 1,002.40 6.32 1.27
Hypothetical
(a)(b)
1,000.00 1,018.55 6.37 1.27
Class R6 Shares
Actual
(a)
1,000.00 1,007.60 2.25 0.45
Hypothetical
(a)(b)
1,000.00 1,022.63 2.26 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 1,007.30 2.50 0.50
Hypothetical
(a)(b)
1,000.00 1,022.38 2.51 0.50
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities 14.9%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,650,349 2,253,570
American Airlines Pass-
Through Trust, Series
2013-2, Class B, 5.60%,
7/15/2020(a) 378,366 376,525
British Airways Pass-Through
Trust, Series 2013-1, Class
B, 5.63%, 6/20/2020(a) 43,804 43,627
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 98,148 91,554
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 840,426 752,483
Series 2016-1, Class B,
3.65%, 1/7/2026 2,496,056 1,798,016
5,315,775
Automobiles 2.4%
Credit Acceptance Auto
Loan Trust, Series 2019-
3A, Class A, 2.38%,
11/15/2028(a) 2,142,000 2,124,975
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 2,544,884 2,551,856
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,138,331 1,136,717
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A2, 3.32%,
4/15/2022(a) 163,561 163,823
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 3,000,000 3,002,116
8,979,487
Home Equity 2.2%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 1.22%,
8/25/2035(b) 4,971,477 4,877,749
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.73%, 1/25/2036(b) 1,029,000 998,401
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.71%, 12/25/2036(b) 2,543,609 2,485,176
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 557 553
8,361,879
Other 8.9%
American Homes 4 Rent
Trust, Series 2014-
SFR3, Class A, 3.68%,
12/17/2036(a) 884,262 917,829
Apidos CLO XXII, Series
2015-22A, Class A1R,
2.20%, 4/20/2031(a)(b) 1,000,000 963,899
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 1,476,633 1,479,815
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 1,462,000 1,461,556
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BR,
2.75%, 6/9/2030(a)(b) 3,000,000 2,744,529
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,569,007 1,794,321
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,632,893 1,667,907
Goodgreen, Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 1,714,739 1,662,551
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 175,378 180,576
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 262,967 279,570
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 1,126,698 1,184,167
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.75%, 7/17/2037(a)(b) 1,866,645 1,811,380
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,429,577 2,485,974
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class A,
2.47%, 1/19/2032(a)(b) 500,000 479,483
Neuberger Berman Loan
Advisers CLO Ltd., Series
2020-36A, Class A, 2.30%,
4/20/2033(a)(b) 250,000 241,723
New Residential Advance
Receivables Trust Advance
Receivables Backed, Series
2019-T2, Class AT2, 2.52%,
8/15/2053(a) 4,570,000 4,352,796

Nationwide Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 13
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 2,642,000 2,554,524
Ocwen Master Advance
Receivables Trust, Series
2019-T2, Class AT2, 2.42%,
8/15/2051(a) 3,330,000 3,299,900
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,761,590 1,874,776
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 1,120,000 1,095,173
Towd Point Mortgage Trust,
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 569,837
33,102,286
Total Asset-Backed Securities
(cost $57,404,690)
55,759,427
Collateralized Mortgage Obligations 7.0%
Alternative Loan Trust , Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 272,462 194,488
American Home Mortgage
Investment Trust , Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 17,513 17,360
Chase Mortgage Finance
Corp. , Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 5,304,003 5,271,496
CHL Mortgage Pass-Through
Trust , Series 2005-15,
Class A7, 5.50%, 8/25/2035 73,300 59,636
Citigroup Mortgage Loan
Trust , Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 942,422 965,397
Citigroup Mortgage Loan
Trust, Inc. , Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 459,239 466,398
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 202,834 211,541
Series 2009-42, Class AP,
4.50%, 3/25/2039 61,627 64,156
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
MASTR Alternative Loan
Trust , Series 2005-6, Class
1A5, 5.50%, 12/25/2035 213,583 187,270
Mill City Mortgage Loan Trust ,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,504,199 1,515,585
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,367,425 1,393,708
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,456,127 1,505,165
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 447,194 467,531
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,782,481 2,905,598
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,412,513 1,482,609
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 2,204,225 2,317,950
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 3,628,764 3,726,336
RCO Trust , Series 2018-
VFS1, Class A1, 4.27%,
12/26/2053(a)(b) 1,544,085 1,520,126
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 550,082 555,575
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 536,395 538,378
Visio Trust , Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 710,645 692,780
Total Collateralized Mortgage Obligations
(cost $26,112,522)
26,059,083
Commercial Mortgage-Backed Securities 9.5%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 733,719
BANK
Series 2019-BN17, Class
A4, 3.71%, 4/15/2052 1,900,000 2,099,768
Series 2019-BN19, Class
A3, 3.18%, 8/15/2061 300,000 322,458
Series 2019-BN24, Class
A3, 2.96%, 11/15/2062 3,400,000 3,607,760
Barclays Commercial
Mortgage Trust , Series
2019-C3, Class A4, 3.58%,
5/15/2052 850,000 930,889
BBCMS Mortgage Trust
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,053,203
Series 2018-C2, Class A5,
4.31%, 12/15/2051 800,000 908,743

14 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 700,000 802,350
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 790,305
Series 2019-B10, Class A4,
3.72%, 3/15/2062 1,000,000 1,117,568
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 746,477
Series 2019-B15, Class A5,
2.93%, 12/15/2072 2,450,000 2,599,049
Cantor Commercial Real
Estate Lending , Series
2019-CF3, Class A4, 3.01%,
1/15/2053 3,700,000 3,966,642
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 550,000 623,039
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 510,000 563,438
Morgan Stanley Capital I Trust
Series 2019-H7, Class A4,
3.26%, 7/15/2052 700,000 750,351
Series 2019-L3, Class A4,
3.13%, 11/15/2052 3,091,000 3,290,676
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 396,849
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 860,000 965,577
Series 2018-C10, Class A4,
4.31%, 5/15/2051 720,000 814,021
Series 2019-C16, Class A4,
3.60%, 4/15/2052 1,450,000 1,589,451
Series 2019-C18, Class A4,
3.04%, 12/15/2052 2,750,000 2,847,228
Total Commercial Mortgage-Backed
Securities
(cost $35,801,308) 35,519,561
Corporate Bonds 29.1%
Aerospace & Defense 1.2%
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 1,125,000 1,153,346
Lockheed Martin Corp. ,
3.55%, 1/15/2026 1,100,000 1,235,454
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,205,218
4,594,018
Banks 4.0%
Bank of America Corp. ,
4.20%, 8/26/2024 1,000,000 1,081,995
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
Series L, 3.95%, 4/21/2025 1,750,000 1,884,614
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 2,000,000 2,187,081
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,190,881
Citizens Financial Group, Inc. ,
3.75%, 7/1/2024 1,500,000 1,551,980
4.35%, 8/1/2025 1,850,000 1,959,022
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 830,156
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,084,887
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 4.23%,
7/30/2020(d)(e) 488,000 446,520
3.88%, 9/10/2024 500,000 539,868
4.95%, 6/1/2045 950,000 1,204,674
14,961,678
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 926,154
4.90%, 2/1/2046 1,000,000 1,153,791
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 500,000 560,931
2,640,876
Biotechnology 0.1%
AbbVie, Inc. ,
4.25%, 11/21/2049(a) 400,000 461,182
Capital Markets 1.4%
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,171,625
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,472,862
S&P Global, Inc. ,
4.50%, 5/15/2048 425,000 559,980
5,204,467
Chemicals 0.3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 630,553
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 352,285
982,838
Commercial Services & Supplies 0.3%
Aramark Services, Inc. ,
5.00%, 2/1/2028(a) 950,000 923,875
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 715,006

Nationwide Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services 0.5%
HERO Funding Trust ,
Series 2015-3, Class A,
4.28%, 9/20/2041 1,087,744 1,152,880
Shell International Finance
BV ,
4.38%, 5/11/2045 750,000 883,274
2,036,154
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
3.40%, 5/15/2025 500,000 529,515
4.10%, 2/15/2028 1,000,000 1,104,673
4.30%, 2/15/2030 1,981,000 2,227,394
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 600,000 625,500
5.13%, 5/1/2027(a) 1,825,000 1,894,989
4.75%, 3/1/2030(a) 325,000 330,590
6,712,661
Electric Utilities 4.0%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,232,891
Appalachian Power Co. ,
3.40%, 6/1/2025 1,000,000 1,056,428
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 3,029,068
Evergy, Inc. ,
2.45%, 9/15/2024 2,250,000 2,330,967
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,401,047
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 547,458
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,160,482
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,173,353
14,931,694
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,600,377
Equity Real Estate Investment Trusts (REITs) 1.0%
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,470,427
4.45%, 3/15/2024 2,300,000 2,307,748
3,778,175
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 708,668 836,010
Food Products 0.9%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,868,271
Grupo Bimbo SAB de CV ,
3.88%, 6/27/2024(a) 825,000 835,915
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a) 500,000 498,148
3,202,334
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 875,900
Health Care Providers & Services 0.3%
CVS Health Corp. ,
4.30%, 3/25/2028 900,000 1,020,570
Household Durables 0.8%
Newell Brands, Inc. ,
4.70%, 4/1/2026(c) 2,850,000 2,855,928
Industrial Conglomerates 0.1%
General Electric Co. ,
4.65%, 10/17/2021 358,000 371,844
Insurance 1.4%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 2,000,000 2,180,513
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,185,088
5,365,601
Media 0.7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 1,000,000 1,128,653
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,311,420
2,440,073
Metals & Mining 0.1%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 550,000 544,500
Multi-Utilities 2.0%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,869,226
3.15%, 1/15/2027 1,000,000 1,009,538
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,216,070
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,197,647
3.25%, 6/15/2026 2,000,000 2,058,862
7,351,343
Oil, Gas & Consumable Fuels 2.3%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,256,129
BP Capital Markets plc ,
3.51%, 3/17/2025 2,350,000 2,508,662
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 522,741
Energy Transfer Operating LP ,
4.20%, 4/15/2027 1,550,000 1,460,091

16 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer Operating LP,
5.50%, 6/1/2027 1,000,000 1,014,947
Kinder Morgan, Inc. ,
4.30%, 3/1/2028 300,000 318,416
5.05%, 2/15/2046 500,000 552,157
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 789,115
8,422,258
Pharmaceuticals 1.7%
Allergan Funding SCS ,
3.85%, 6/15/2024 500,000 535,804
3.80%, 3/15/2025 1,325,000 1,414,399
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049(a) 450,000 587,885
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,276,107
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 1,500,000 1,378,125
3.15%, 10/1/2026 1,500,000 1,305,000
6,497,320
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 323,148
4.15%, 4/1/2045 1,000,000 1,205,734
1,528,882
Software 0.9%
Microsoft Corp. ,
3.30%, 2/6/2027 3,000,000 3,385,294
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 919,143
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,622,212
Tobacco 0.5%
Reynolds American, Inc. ,
4.45%, 6/12/2025 1,850,000 2,011,544
Total Corporate Bonds
(cost $101,603,800)
108,793,757
Mortgage-Backed Securities 21.9%
FHLMC UMBS Pool#
SD8005 ,
3.50%, 8/1/2049 6,289,200
6,640,174
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,278,621 2,567,547
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,255,769
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ6031
3.00%, 11/1/2026 8,089,516 8,534,368
Pool# CA4488
2.50%, 7/1/2034 9,232,092 9,653,421
Pool# FM1776
3.00%, 10/1/2034 4,989,966 5,260,114
Pool# BC0180
4.00%, 1/1/2046 1,945,595 2,114,408
Pool# BC9003
3.00%, 11/1/2046 282,861 299,597
Pool# AS8483
3.00%, 12/1/2046 230,391 243,811
Pool# MA2863
3.00%, 1/1/2047 2,355,693 2,492,200
Pool# AS8810
3.50%, 2/1/2047 8,359,979 8,891,701
Pool# BM2003
4.00%, 10/1/2047 1,849,844 1,993,639
Pool# BM3355
3.50%, 2/1/2048 5,793,698 6,151,572
Pool# CA2208
4.50%, 8/1/2048 6,351,858 6,851,064
Pool# CA2469
4.00%, 10/1/2048 3,985,528 4,246,135
Pool# BN0906
4.00%, 11/1/2048 3,344,987 3,626,603
Pool# MA3745
3.50%, 8/1/2049 8,791,247 9,280,881
Total Mortgage-Backed Securities
(cost $79,199,647)
82,103,004
Municipal Bonds 0.4%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 736,050
District of Columbia 0.2%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 869,424
Total Municipal Bonds
(cost $1,330,883)
1,605,474
U.S. Treasury Obligations 16.3%
U.S. Treasury Notes
1.63%, 10/15/2020 (f) 1,200,000 1,208,297
2.50%, 1/31/2021 2,000,000 2,035,312
1.75%, 7/31/2021 2,000,000 2,039,531
1.50%, 8/31/2021 12,000,000 12,214,687
2.50%, 1/31/2024 15,000,000 16,230,469
2.25%, 10/31/2024 3,000,000 3,256,055
2.75%, 2/28/2025 3,500,000 3,902,500

Nationwide Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 17
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 1/31/2026 18,000,000 20,236,641
Total U.S. Treasury Obligations
(cost $58,901,381)
61,123,492
Total Investments
(cost $360,354,231) — 99.1%
370,963,798
Other assets in excess of
liabilities — 0.9% 3,300,557
NET ASSETS — 100.0%
$ 374,264,355
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$101,981,639 which represents 27.25% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2020. The
maturity date reflects the next call date.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 226 6/2020 USD 49,817,109 767,505
U.S. Treasury Long Bond 559 6/2020 USD 101,196,469 6,665,275
U.S. Treasury Ultra Bond 25 6/2020 USD 5,619,531 571,620
8,004,400
Short Contracts
U.S. Treasury 5 Year Note (32) 6/2020 USD (4,015,500) (134,327)
U.S. Treasury 10 Year Note (403) 6/2020 USD (56,042,187) (2,319,569)
U.S. Treasury 10 Year Ultra Note (252) 6/2020 USD (39,571,875) (2,449,730)
(4,903,626)
3,100,774
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 828,704 596,951
Other 2.0%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
2.14%, 1/20/2031(a)(b) 8,250,000 7,857,993
Diamond CLO Ltd., Series
2019-1A, Class A1, 2.59%,
4/25/2029(a)(b) 9,000,000 8,902,233
SBA Tower Trust, 3.87%,
10/8/2024(b) 5,000,000 5,086,944
21,847,170
Total Asset-Backed Securities
(cost $22,949,399)
22,444,121
Collateralized Mortgage Obligations 1.1%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 519,522 528,850
Series 4026, Class WJ,
2.75%, 8/15/2041 1,899,861 1,987,622
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 7,040,092 7,101,952
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 2,480,027 2,546,473
Total Collateralized Mortgage Obligations
(cost $11,964,648)
12,164,897
Commercial Mortgage-Backed Securities 3.9%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 8,873,341 9,184,884
Series 2017-22, Class A,
2.50%, 8/16/2058 2,842,224 3,017,578
Series 2019-34, Class AL,
3.15%, 5/16/2059 11,500,830 12,038,537
Series 2019-131, Class AD,
2.50%, 8/16/2060 9,189,335 9,482,896
Wells Fargo Commercial
Mortgage Trust , Series
2015-NXS4, Class A4,
3.72%, 12/15/2048 8,500,000 9,014,550
Total Commercial Mortgage-Backed
Securities
(cost $41,215,954) 42,738,445
Common Stocks 0.0%
†
Shares Value ($)
Energy Equipment & Services 0.0%
†
Bristow Group, Inc. *∞ 7,441 270,629
Total Common Stocks
(cost $270,629)
270,629
Corporate Bonds 51.6%
Principal
Amount ($)
Aerospace & Defense 0.5%
Huntington Ingalls Industries,
Inc. ,
3.84%, 5/1/2025(b) 2,000,000 2,102,743
TransDigm, Inc. ,
5.50%, 11/15/2027(b) 4,000,000 3,380,000
5,482,743
Air Freight & Logistics 0.6%
FedEx Corp. ,
4.05%, 2/15/2048 5,200,000 5,125,737
United Parcel Service, Inc. ,
5.20%, 4/1/2040 1,000,000 1,330,323
6,456,060
Airlines 0.4%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 5,400,000 4,263,928
Auto Components 0.4%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 4,412,500
Automobiles 0.4%
Tesla, Inc. ,
5.30%, 8/15/2025(b) 4,150,000 4,046,250
Banks 2.3%
Citigroup, Inc. ,
3.70%, 1/12/2026 2,253,000 2,436,371
3.20%, 10/21/2026 4,000,000 4,213,578
JPMorgan Chase & Co. ,
3.20%, 6/15/2026 8,655,000 9,225,229
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026 255,000 280,586
National Westminster Bank
plc ,
Series C, (ICE LIBOR USD
3 Month + 0.25%), 1.86%,
5/28/2020(c)(d) 130,000 107,250
People's United Financial,
Inc. ,
3.65%, 12/6/2022 3,740,000 3,833,811
US Bancorp ,
2.40%, 7/30/2024 4,750,000 4,950,238
25,047,063
Biotechnology 1.4%
AbbVie, Inc. ,
4.05%, 11/21/2039(b) 2,750,000 3,050,140
Amgen, Inc. ,
3.20%, 11/2/2027 5,000,000 5,448,072

Nationwide Core Plus Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.15%, 11/15/2041 3,875,000 5,203,359
5.38%, 5/15/2043 1,320,000 1,804,195
15,505,766
Building Products 0.1%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 882,500
Capital Markets 4.2%
Ares Capital Corp. ,
3.25%, 7/15/2025 3,245,000 2,885,001
BlackRock, Inc. ,
3.25%, 4/30/2029 7,445,000 8,349,699
2.40%, 4/30/2030 4,200,000 4,365,316
Compass Group Diversified
Holdings LLC ,
8.00%, 5/1/2026(b) 1,000,000 1,045,000
FMR LLC ,
4.95%, 2/1/2033(b) 5,150,000 6,523,100
FS KKR Capital Corp. ,
4.63%, 7/15/2024 4,420,000 3,768,942
4.13%, 2/1/2025 4,000,000 3,298,036
Moody's Corp. ,
4.88%, 12/17/2048 5,383,000 7,080,371
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 8,125,185
45,440,650
Chemicals 2.9%
Blue Cube Spinco LLC ,
9.75%, 10/15/2023 2,765,000 2,882,512
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,167,496
3.40%, 12/1/2026(b) 6,865,000 6,891,166
Cornerstone Chemical Co. ,
6.75%, 8/15/2024(b) 1,000,000 810,000
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 5,075,000 6,165,407
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 5,750,000 4,197,500
Methanex Corp. ,
5.25%, 12/15/2029 3,250,000 2,735,865
31,849,946
Commercial Services & Supplies 0.5%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 4,156,923
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.33%, 12/21/2065(b)(d) 1,800,000 864,000
5,020,923
Communications Equipment 0.0%
†
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 130,000 115,687
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering 0.0%
†
Tutor Perini Corp. ,
6.88%, 5/1/2025(b) 60,000 47,250
Consumer Finance 1.3%
American Express Co. ,
3.00%, 10/30/2024 3,877,000 4,076,061
American Honda Finance
Corp. ,
2.35%, 1/8/2027 4,650,000 4,532,313
Enova International, Inc. ,
8.50%, 9/1/2024(b) 40,000 34,800
8.50%, 9/15/2025(b) 2,000,000 1,730,000
Ford Motor Credit Co. LLC ,
4.06%, 11/1/2024 1,000,000 870,000
John Deere Capital Corp. ,
2.25%, 9/14/2026 3,025,000 3,156,432
SquareTwo Financial Corp. ,
+ 0.00%), 0.00%,
5/24/2019^∞(d)(e) 125,935 0
14,399,606
Containers & Packaging 0.0%
†
Cascades, Inc. ,
5.13%, 1/15/2026(b) 236,000 236,000
Diversified Consumer Services 0.3%
Carriage Services, Inc. ,
6.63%, 6/1/2026(b) 2,150,000 2,120,115
Service Corp. International ,
5.38%, 5/15/2024 1,099,000 1,115,485
3,235,600
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 2,500,000 2,747,096
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,106,933
7,854,029
Diversified Telecommunication Services 0.7%
CCO Holdings LLC ,
5.88%, 4/1/2024(b) 6,871,000 7,059,953
Electric Utilities 2.9%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,376,586
Drax Finco plc ,
6.63%, 11/1/2025(b) 1,400,000 1,428,000
Duke Energy Carolinas LLC ,
4.00%, 9/30/2042 6,515,000 7,788,966
Duke Energy Florida LLC ,
3.80%, 7/15/2028 7,325,000 8,384,512
Entergy Arkansas LLC ,
4.20%, 4/1/2049 4,550,000 5,761,078
Evergy, Inc. ,
2.45%, 9/15/2024 4,250,000 4,402,937
Florida Power & Light Co. ,
2.85%, 4/1/2025 1,750,000 1,896,249
32,038,328

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0.8%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 8,740,156
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,674,344
5.75%, 8/15/2040 3,000,000 3,881,133
11,555,477
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 39,000 34,320
Equity Real Estate Investment Trusts (REITs) 0.2%
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 2,689,051
Food Products 0.1%
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 1,000,000 1,023,750
Gas Utilities 0.5%
Dominion Energy Gas
Holdings LLC ,
Series C, 3.90%,
11/15/2049 5,581,000 5,471,824
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,412,209
Zimmer Biomet Holdings, Inc. ,
3.05%, 1/15/2026 3,000,000 3,031,230
6,443,439
Health Care Providers & Services 2.7%
Anthem, Inc. ,
5.10%, 1/15/2044 4,680,000 5,885,460
CVS Health Corp. ,
3.00%, 8/15/2026 2,000,000 2,124,075
6.25%, 6/1/2027 4,000,000 4,908,384
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,474,121
Laboratory Corp. of America
Holdings ,
3.25%, 9/1/2024 8,210,000 8,843,795
3.60%, 9/1/2027 2,500,000 2,700,026
28,935,861
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ,
3.50%, 7/1/2027 1,700,000 1,875,205
4.60%, 5/26/2045 3,000,000 3,596,792
Royal Caribbean Cruises Ltd. ,
7.50%, 10/15/2027 1,973,000 1,546,167
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 1,495,000 1,128,725
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 2,300,000 1,807,110
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wyndham Destinations, Inc. ,
6.35%, 10/1/2025(f) 7,272,000 6,435,720
16,389,719
Household Durables 0.2%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,083,170
Shea Homes LP ,
6.13%, 4/1/2025(b) 9,000 8,505
2,091,675
Household Products 0.7%
Central Garden & Pet Co. ,
6.13%, 11/15/2023 3,694,000 3,730,940
Kimberly-Clark Corp. ,
3.10%, 3/26/2030 1,500,000 1,674,725
Procter & Gamble Co. (The) ,
3.55%, 3/25/2040 1,750,000 2,105,002
7,510,667
Independent Power and Renewable Electricity Producers
0.0%
†
Vistra Energy Corp. ,
8.13%, 1/30/2026(b) 100,000 104,750
Industrial Conglomerates 1.6%
3M Co. ,
3.05%, 4/15/2030 1,750,000 1,910,513
General Electric Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 1.74%,
3/15/2023(d) 5,000,000 4,758,383
7.50%, 8/21/2035 1,680,000 2,004,891
6.88%, 1/10/2039 6,000,000 7,468,992
Ingersoll-Rand Global Holding
Co. Ltd. ,
4.30%, 2/21/2048 1,000,000 1,148,439
17,291,218
Insurance 1.3%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,313,364
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 4,500,000 4,856,539
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,514,159
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,232,966
13,917,028
Interactive Media & Services 0.3%
Tencent Holdings Ltd. ,
3.60%, 1/19/2028(b) 1,000,000 1,077,089
Twitter, Inc. ,
3.88%, 12/15/2027(b) 2,000,000 1,995,000
3,072,089

Nationwide Core Plus Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 1.0%
Booking Holdings, Inc. ,
4.10%, 4/13/2025 3,750,000 3,983,103
eBay, Inc. ,
2.75%, 1/30/2023 7,099,000 7,323,948
11,307,051
IT Services 0.2%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,519,494
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,216,500
Machinery 0.5%
BCD Acquisition, Inc. ,
9.63%, 9/15/2023(b) 4,372,000 3,623,295
Terex Corp. ,
5.63%, 2/1/2025(b) 1,450,000 1,315,295
4,938,590
Media 0.8%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,901,156
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,358,474
Fox Corp. ,
3.05%, 4/7/2025 1,000,000 1,061,272
TEGNA, Inc. ,
5.00%, 9/15/2029(b) 1,000,000 887,820
8,208,722
Metals & Mining 0.2%
Alcoa Nederland Holding BV ,
6.75%, 9/30/2024(b) 20,000 19,796
Kaiser Aluminum Corp. ,
6.50%, 5/1/2025(b) 2,100,000 2,126,250
2,146,046
Multiline Retail 0.6%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 3,985,615
Nordstrom, Inc. ,
4.38%, 4/1/2030 2,750,000 2,117,468
6,103,083
Multi-Utilities 0.9%
Dominion Energy, Inc. ,
Series C, 3.38%, 4/1/2030 8,725,000 9,486,503
Oil, Gas & Consumable Fuels 4.1%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 3,500,000 3,711,781
3.00%, 2/24/2050 2,250,000 2,121,863
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,618,750
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,300,000 2,891,460
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
HollyFrontier Corp. ,
5.88%, 4/1/2026 9,000,000 9,204,431
NuStar Logistics LP ,
6.00%, 6/1/2026 2,418,000 2,176,200
ONEOK Partners LP ,
6.85%, 10/15/2037 3,793,000 3,585,822
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 1,687,500
Phillips 66 ,
3.70%, 4/6/2023 2,000,000 2,077,276
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 2,857,800
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,565,000 1,931,489
Valero Energy Corp. ,
2.85%, 4/15/2025 2,900,000 2,876,519
8.75%, 6/15/2030 2,500,000 3,339,131
7.50%, 4/15/2032 2,641,000 3,328,690
44,408,712
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ,
4.88%, 9/15/2024 5,700,000 5,502,780
Pharmaceuticals 0.9%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 4,000,000 3,838,750
HLF Financing Sarl LLC ,
7.25%, 8/15/2026(b) 2,000,000 1,948,600
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,592,362
9,379,712
Professional Services 0.2%
Equifax, Inc. ,
3.10%, 5/15/2030 2,255,000 2,275,203
Real Estate Management & Development 0.3%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,181,250
Hunt Cos., Inc. ,
6.25%, 2/15/2026(b) 400,000 340,000
Ohana Military Communities
LLC ,
5.78%, 10/1/2036(b) 1,000,000 1,146,459
3,667,709
Road & Rail 1.0%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,005,000
Burlington Northern Santa Fe
LLC ,
4.90%, 4/1/2044 4,330,000 5,668,665
Union Pacific Corp. ,
3.55%, 8/15/2039 3,300,000 3,570,572
11,244,237
Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp. ,
3.50%, 1/15/2028 5,000,000 5,064,737

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. ,
4.70%, 4/15/2025(b) 2,000,000 2,205,303
Lam Research Corp. ,
2.88%, 6/15/2050 1,000,000 997,370
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 654,660
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,022,187
10,944,257
Software 1.7%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,449,707
Oracle Corp. ,
2.80%, 4/1/2027 4,720,000 5,064,908
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 8,437,736
17,952,351
Specialty Retail 4.9%
Advance Auto Parts, Inc. ,
4.50%, 12/1/2023 8,310,000 8,796,874
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,151,480
Carvana Co. ,
8.88%, 10/1/2023(b) 6,775,000 6,622,562
Foot Locker, Inc. ,
8.50%, 1/15/2022 6,790,000 6,662,688
Home Depot, Inc. (The) ,
3.30%, 4/15/2040 4,000,000 4,370,407
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,284,318
Ross Stores, Inc. ,
4.70%, 4/15/2027 21,665,000 23,428,330
53,316,659
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.85%, 5/11/2024 4,501,000 4,817,840
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 1,768,723
Trading Companies & Distributors 0.3%
Fortress Transportation &
Infrastructure Investors LLC ,
6.75%, 3/15/2022(b) 4,000,000 3,614,600
Water Utilities 0.4%
American Water Capital Corp. ,
2.95%, 9/1/2027 4,583,000 4,868,336
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 2,000,000 2,114,840
Total Corporate Bonds
(cost $554,908,597)
560,467,754
Mortgage-Backed Securities 30.2%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 24 25
Pool# C91768
3.50%, 7/1/2034 4,841,257 5,198,689
Pool# G30692
3.50%, 8/1/2034 5,830,420 6,263,394
Pool# G30782
3.50%, 2/1/2035 1,768,713 1,899,831
Pool# C91846
3.00%, 9/1/2035 1,761,745 1,869,553
Pool# C91859
3.50%, 12/1/2035 1,741,891 1,872,257
Pool# C91868
3.50%, 4/1/2036 4,451,988 4,785,272
Pool# Q10392
3.50%, 8/1/2042 2,798,348 3,021,093
Pool# G08541
3.50%, 8/1/2043 4,045,233 4,367,537
Pool# G08554
3.50%, 10/1/2043 2,309,849 2,492,745
Pool# G08588
4.00%, 5/1/2044 1,871,389 2,047,817
Pool# G08702
3.50%, 4/1/2046 10,610,571 11,376,037
Pool# G08721
3.00%, 9/1/2046 6,775,013 7,186,082
Pool# G08726
3.00%, 10/1/2046 9,912,602 10,501,917
Pool# Q44665
3.00%, 11/1/2046 6,470,410 6,853,088
Pool# G08761
3.50%, 5/1/2047 8,019,641 8,518,510
Pool# Q50035
3.50%, 8/1/2047 11,310,909 12,021,820
Pool# G08779
3.50%, 9/1/2047 8,560,433 9,096,445
Pool# G08793
4.00%, 12/1/2047 8,367,163 8,957,050
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 9,248,140 9,768,711
Pool# SD8016
3.00%, 10/1/2049 17,444,511 18,426,450
Pool# SD8037
2.50%, 1/1/2050 20,428,435 21,285,874
Pool# SD8036
3.00%, 1/1/2050 4,899,115 5,174,882
FNMA Pool# AL8289 ,
2.42%, 4/1/2046 (a) 7,829,671
8,036,845
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 919,388 971,283
Pool# MA3340
3.50%, 4/1/2033 5,710,744 6,036,606
Pool# AL6591
3.00%, 9/1/2033 4,571,251 4,882,423
Pool# MA1608
3.50%, 10/1/2033 5,634,552 6,056,479
Pool# MA1982
3.50%, 8/1/2034 6,977,266 7,496,601

Nationwide Core Plus Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2610
3.00%, 5/1/2036 7,352,009 7,765,848
Pool# MA3697
3.00%, 7/1/2039 8,156,103 8,617,495
Pool# AE0311
3.50%, 8/1/2040 4,701,292 5,074,128
Pool# AB1845
4.00%, 11/1/2040 5,101,683 5,581,700
Pool# AH0315
4.00%, 12/1/2040 1 1
Pool# AJ9278
3.50%, 12/1/2041 5,196,835 5,608,474
Pool# AW8165
4.00%, 1/1/2042 3,724,695 4,074,163
Pool# AJ8414
4.00%, 2/1/2042 2,980,101 3,260,343
Pool# AB4696
4.00%, 3/1/2042 1,800,765 1,993,564
Pool# AU2592
3.50%, 8/1/2043 2,749,023 2,967,231
Pool# AX4312
3.50%, 2/1/2045 2,517,221 2,705,022
Pool# AZ7353
3.50%, 11/1/2045 4,173,658 4,484,691
Pool# AS6408
3.50%, 1/1/2046 6,366,196 6,841,657
Pool# AS8583
3.50%, 1/1/2047 10,956,475 11,633,002
Pool# MA3088
4.00%, 8/1/2047 3,065,356 3,285,080
Pool# CA1191
3.50%, 11/1/2047 7,755,903 8,241,868
Pool# BM3280
4.50%, 11/1/2047 5,451,094 5,965,854
Pool# MA3691
3.00%, 7/1/2049 14,123,350 14,918,343
Pool# MA3744
3.00%, 8/1/2049 8,626,729 9,112,321
Pool# MA3870
2.50%, 12/1/2049 9,814,979 10,201,638
Pool# MA3905
3.00%, 1/1/2050 8,833,163 9,330,375
Total Mortgage-Backed Securities
(cost $314,195,255)
328,128,114
Municipal Bonds 0.6%
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,236,100
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia 0.1%
Montgomery County
Economic Development
Authority, RB, Series B,
3.04%, 6/1/2033 1,000,000 1,028,400
Total Municipal Bonds
(cost $6,016,238)
6,264,500
U.S. Treasury Obligations 8.3%
U.S. Treasury Bonds
2.38%, 11/15/2049 7,530,000 9,566,336
2.00%, 2/15/2050 4,000,000 4,718,281
U.S. Treasury Notes
2.75%, 2/15/2024 22,500,000 24,573,340
2.38%, 8/15/2024 10,000,000 10,871,094
2.50%, 1/31/2025 10,000,000 11,014,844
0.50%, 3/31/2025 3,700,000 3,727,316
0.50%, 4/30/2027 7,500,000 7,492,380
1.75%, 11/15/2029 5,000,000 5,528,711
1.50%, 2/15/2030 12,150,000 13,159,019
Total U.S. Treasury Obligations
(cost $84,753,676)
90,651,321
Preferred Stocks 0.7%
Shares
Consumer Finance 0.0%
†
SquareTwo Financial Canada
Corp., 0.00%, *^∞(e)(g) 355 0
Energy Equipment & Services 0.0%
†
Bristow Group, Inc., 10.00%,
*∞(g) 662 24,077
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,379,600
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(g) 75,000 1,575,750
PartnerRe Ltd., 7.25%,
4/29/2021(g) 31,383 810,309
5,765,659
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(d)(g) 100,000 1,975,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(d)(g)(h) 35,000 235,200
Total Preferred Stocks
(cost $9,591,401)
7,999,936

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Core Plus Bond Fund
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.20%  (i)(j) 205,890 205,890
Total Short-Term Investment
(cost $205,890)
205,890
Repurchase Agreement   0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $22,930,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $23,442. (j)
(k) 22,930 22,930
Total Repurchase Agreement
(cost $22,930)
22,930
Total Investments
(cost $1,046,094,617) — 98.5%
1,071,358,537
Other assets in excess of
liabilities — 1.5% 15,788,380
NET ASSETS — 100.0%
$ 1,087,146,917
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$148,266,917 which represents 13.64% of net assets.
(c) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2020. The
maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2020.
(h) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $226,128, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $205,890 and $22,930, respectively, a total
value of $228,820.
(i) Represents 7-day effective yield as of April 30, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $228,820.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - April 30, 2020 (Unaudited) - Statement of Investments - 25
U.S. Government Agency Securities 32.2%
Principal
Amount ($) Value ($)
FFCB
(ICE LIBOR USD 1 Month +
0.01%), 0.99%, 9/4/2020(a) 2,500,000 2,499,978
(ICE LIBOR USD 1 Month +
0.00%), 0.83%, 11/13/2020(a) 2,500,000 2,500,000
(ICE LIBOR USD 1 Month +
0.01%), 0.49%, 11/27/2020(a) 1,250,000 1,249,982
(US Federal Funds Effective
Rate (continuous series) +
0.13%), 0.17%, 3/8/2021(a) 1,000,000 999,958
0.83%, 3/11/2021 1,500,000 1,500,000
(SOFR + 0.12%), 0.13%,
3/18/2021(a) 1,500,000 1,500,000
0.55%, 3/26/2021 1,000,000 1,000,000
(SOFR + 0.08%), 0.09%,
6/10/2021(a) 500,000 500,000
(SOFR + 0.08%), 0.09%,
7/9/2021(a) 600,000 600,000
(SOFR + 0.08%), 0.09%,
9/13/2021(a) 1,500,000 1,500,000
(SOFR + 0.30%), 0.31%,
9/24/2021(a) 3,000,000 3,000,000
FFCB Discount Notes, 2.32%,
5/20/2020 350,000 349,572
FHLB
(ICE LIBOR USD 1 Month -
0.02%), 0.96%, 5/4/2020(a) 2,000,000 2,000,000
(SOFR + 0.06%), 0.07%,
5/6/2020(a) 1,700,000 1,700,000
(ICE LIBOR USD 3 Month -
0.25%), 1.49%, 5/11/2020(a) 2,500,000 2,500,000
(SOFR + 0.02%), 0.03%,
5/14/2020(a) 5,000,000 5,000,000
(ICE LIBOR USD 3 Month -
0.22%), 0.55%, 6/11/2020(a) 1,500,000 1,500,000
(ICE LIBOR USD 1 Month -
0.05%), 0.70%, 6/17/2020(a) 3,000,000 3,000,000
(SOFR + 0.04%), 0.05%,
6/19/2020(a) 2,250,000 2,250,000
(ICE LIBOR USD 3 Month -
0.25%), 1.14%, 7/7/2020(a) 3,000,000 3,000,000
(ICE LIBOR USD 3 Month -
0.24%), 0.94%, 7/16/2020(a) 2,500,000 2,500,000
(SOFR + 0.03%), 0.04%,
7/17/2020(a) 5,000,000 5,000,000
(SOFR + 0.10%), 0.11%,
7/17/2020(a) 2,750,000 2,750,000
(SOFR + 0.03%), 0.04%,
8/5/2020(a) 2,000,000 2,000,000
(ICE LIBOR USD 3 Month -
0.24%), 1.64%, 8/10/2020(a) 2,500,000 2,500,000
(SOFR + 0.02%), 0.03%,
8/19/2020(a) 4,000,000 4,000,000
(ICE LIBOR USD 1 Month -
0.05%), 0.67%, 8/20/2020(a) 1,500,000 1,500,000
(SOFR + 0.02%), 0.03%,
8/28/2020(a) 3,000,000 3,000,000
(SOFR + 0.09%), 0.10%,
9/11/2020(a) 1,000,000 1,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(ICE LIBOR USD 3 Month -
0.20%), 0.69%, 9/18/2020(a) 1,250,000 1,250,000
(SOFR + 0.23%), 0.24%,
9/25/2020(a) 3,000,000 3,000,000
(SOFR + 0.05%), 0.06%,
9/28/2020(a) 1,500,000 1,500,000
(SOFR + 0.11%), 0.12%,
10/1/2020(a) 1,250,000 1,250,000
(SOFR + 0.08%), 0.09%,
10/2/2020(a) 3,000,000 3,000,000
(SOFR + 0.12%), 0.13%,
10/7/2020(a) 1,000,000 1,000,000
(SOFR + 0.13%), 0.14%,
10/16/2020(a) 2,500,000 2,500,000
(ICE LIBOR USD 1 Month -
0.04%), 0.94%, 11/4/2020(a) 1,500,000 1,500,000
(ICE LIBOR USD 3 Month -
0.12%), 1.63%, 11/5/2020(a) 2,500,000 2,500,000
(ICE LIBOR USD 1 Month +
0.00%), 0.79%, 11/16/2020(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month -
0.04%), 0.68%, 11/20/2020(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month -
0.04%), 0.68%, 12/18/2020(a) 1,250,000 1,250,000
(SOFR + 0.10%), 0.11%,
12/23/2020(a) 1,500,000 1,500,000
(SOFR + 0.05%), 0.06%,
1/22/2021(a) 1,000,000 1,000,000
(ICE LIBOR USD 1 Month -
0.05%), 0.44%, 1/27/2021(a) 3,000,000 3,000,000
(SOFR + 0.05%), 0.06%,
1/28/2021(a) 2,000,000 2,000,000
(SOFR + 0.10%), 0.11%,
2/22/2021(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.05%,
2/25/2021(a) 2,000,000 2,000,000
(SOFR + 0.07%), 0.08%,
2/26/2021(a) 1,100,000 1,100,000
(SOFR + 0.14%), 0.15%,
3/10/2021(a) 1,000,000 1,000,000
(ICE LIBOR USD 1 Month +
0.04%), 0.79%, 3/17/2021(a) 1,500,000 1,500,000
(ICE LIBOR USD 1 Month +
0.02%), 0.74%, 3/19/2021(a) 3,000,000 3,000,000
(SOFR + 0.17%), 0.18%,
4/9/2021(a) 1,200,000 1,200,000
(SOFR + 0.23%), 0.24%,
4/13/2021(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month -
0.03%), 0.76%, 4/16/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.09%,
6/11/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.09%,
7/8/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.09%,
7/23/2021(a) 1,500,000 1,500,000
(SOFR + 0.15%), 0.16%,
9/3/2021(a) 2,000,000 2,000,000

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Government Money Market Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.12%), 0.13%,
2/10/2022(a) 1,000,000 1,000,000
(SOFR + 0.12%), 0.13%,
2/28/2022(a) 3,500,000 3,500,000
FHLB Discount Notes
1.57%, 5/20/2020 2,250,000 2,248,142
1.57%, 5/22/2020 3,750,000 3,746,568
1.57%, 6/1/2020 4,000,000 3,994,609
1.01%, 6/3/2020 4,500,000 4,495,834
0.52%, 6/9/2020 2,000,000 1,998,873
0.49%, 6/10/2020 500,000 499,730
1.58%, 6/12/2020 1,500,000 1,497,235
1.59%, 6/19/2020 2,000,000 1,995,685
1.39%, 7/14/2020 500,000 498,577
1.38%, 7/16/2020 1,000,000 997,087
0.50%, 7/21/2020 2,000,000 1,997,750
0.24%, 8/7/2020 2,000,000 1,998,693
0.44%, 8/10/2020 1,000,000 998,766
0.45%, 9/3/2020 5,000,000 4,992,187
0.42%, 12/14/2020 3,000,000 2,992,055
0.52%, 1/8/2021 5,000,000 4,981,800
0.45%, 3/8/2021 1,000,000 996,112
0.40%, 3/9/2021 1,200,000 1,195,840
0.40%, 3/19/2021 1,500,000 1,494,633
0.35%, 4/1/2021 1,500,000 1,495,115
FHLMC
(SOFR + 0.01%), 0.02%,
7/22/2020(a) 4,000,000 3,999,701
(SOFR + 0.04%), 0.05%,
9/10/2020(a) 1,700,000 1,700,000
(SOFR + 0.03%), 0.04%,
2/24/2021(a) 3,000,000 3,000,000
(SOFR + 0.06%), 0.07%,
6/14/2021(a) 4,000,000 4,000,000
(SOFR + 0.27%), 0.28%,
6/24/2021(a) 3,000,000 3,000,000
FNMA
(SOFR + 0.08%), 0.09%,
9/16/2020(a) 1,750,000 1,750,000
(SOFR + 0.08%), 0.09%,
10/30/2020(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.05%,
12/4/2020(a) 750,000 750,000
(SOFR + 0.04%), 0.05%,
1/29/2021(a) 750,000 750,000
(SOFR + 0.29%), 0.30%,
10/4/2021(a) 2,500,000 2,500,000
(SOFR + 0.31%), 0.32%,
10/25/2021(a) 1,800,000 1,800,000
(SOFR + 0.17%), 0.18%,
3/9/2022(a) 1,500,000 1,500,000
(SOFR + 0.32%), 0.33%,
4/27/2022(a) 3,000,000 3,000,000
(SOFR + 0.32%), 0.33%,
4/28/2022(a) 1,500,000 1,500,000
(SOFR + 0.27%), 0.00%,
5/4/2022(a) 3,000,000 3,000,000
Total U.S. Government Agency Securities
(cost $201,814,482)
201,814,482
U.S. Treasury Obligations 32.4%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.19%, 5/12/2020 9,000,000 8,999,477
0.08%, 5/14/2020 15,000,000 14,999,567
0.15%, 5/19/2020 20,000,000 19,998,500
0.09%, 5/26/2020 9,000,000 8,999,438
0.00%, 6/2/2020 9,000,000 8,999,335
0.12%, 6/4/2020 3,200,000 3,199,637
0.15%, 6/9/2020 24,000,000 23,996,035
0.09%, 6/11/2020 4,000,000 3,999,613
0.09%, 6/30/2020 10,000,000 9,998,366
0.37%, 7/16/2020 11,750,000 11,740,933
0.20%, 7/21/2020 3,000,000 2,998,650
1.80%, 8/13/2020 2,000,000 1,989,600
1.44%, 8/27/2020 4,000,000 3,981,120
1.74%, 9/10/2020 2,500,000 2,484,050
0.25%, 9/15/2020 2,500,000 2,497,622
0.29%, 10/15/2020 7,000,000 6,990,583
U.S. Treasury Notes
3.50%, 5/15/2020 1,750,000 1,750,993
1.38%, 5/31/2020 1,500,000 1,499,295
1.50%, 5/31/2020 3,000,000 2,999,197
2.50%, 6/30/2020 500,000 500,491
(US Treasury 3 Month Bill
Money Market Yield + 0.04%),
0.16%, 7/31/2020(a) 2,000,000 1,999,712
2.63%, 7/31/2020 3,000,000 3,007,403
1.38%, 8/31/2020 500,000 499,509
2.63%, 8/31/2020 5,100,000 5,117,280
2.75%, 9/30/2020 2,250,000 2,260,222
(US Treasury 3 Month Bill
Money Market Yield + 0.05%),
0.17%, 10/31/2020(a) 7,250,000 7,248,337
2.88%, 10/31/2020 3,000,000 3,032,375
2.63%, 11/15/2020 5,000,000 5,025,300
2.75%, 11/30/2020 3,500,000 3,523,713
2.50%, 12/31/2020 1,500,000 1,508,838
2.00%, 1/15/2021 750,000 758,610
(US Treasury 3 Month Bill
Money Market Yield + 0.12%),
0.24%, 1/31/2021(a) 14,000,000 13,996,044
1.38%, 1/31/2021 1,000,000 1,006,851
2.25%, 2/15/2021 2,000,000 2,021,983
1.13%, 2/28/2021 500,000 499,530
2.50%, 2/28/2021 1,000,000 1,009,386
2.38%, 3/15/2021 1,500,000 1,525,301
2.38%, 4/15/2021 2,000,000 2,038,540
(US Treasury 3 Month Bill
Money Market Yield + 0.14%),
0.26%, 4/30/2021(a) 2,500,000 2,499,963
(US Treasury 3 Month Bill
Money Market Yield + 0.30%),
0.42%, 10/31/2021(a) 1,650,000 1,650,804
(US Treasury 3 Month Bill
Money Market Yield + 0.15%),
0.27%, 1/31/2022(a) 1,000,000 1,000,000
Total U.S. Treasury Obligations
(cost $203,852,358) 203,852,203

Nationwide Government Money Market Fund - April 30, 2020 (Unaudited) - Statement of Investments - 27
Investment Companies 0.3%
Shares Value ($)
Asset Management 0.3%
Federated Government
Obligations Fund, Premier
Shares, 0.22%(b) 1,000,000 1,000,000
Federated Treasury Obligations
Fund, Institutional Shares,
0.15%(b) 1,000,000 1,000,000
Total Investment Companies
(cost $2,000,000) 2,000,000
Repurchase Agreements 38.6%
Principal
Amount ($)
ABN Amro Bank NV, 0.04%,
dated 4/30/2020, due
5/1/2020, repurchase price
$50,000,056, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.75% - 5.00%, maturing
10/1/2026 - 1/16/2062; total
market value $51,211,695.
(c) 50,000,000 50,000,000
BNP Paribas SA, 1.60%,
dated 2/3/2020, due
5/4/2020, repurchase price
$30,121,333, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
8.75%, maturing 5/5/2020
- 11/15/2049; total market
value $30,722,219.(c)(d) 30,000,000 30,000,000
BNP Paribas SA, 1.61%,
dated 2/18/2020, due
6/18/2020, repurchase price
$5,027,057, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.35% - 6.50%, maturing
8/31/2020 - 10/20/2049;
total market value
$5,127,234.(c)(d) 5,000,000 5,000,000
BNP Paribas SA, 0.63%,
dated 3/9/2020, due
6/1/2020, repurchase price
$8,011,760, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.00%, maturing
9/17/2020 - 4/1/2050; total
market value $8,179,931.
(c)(d) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
ING Financial Markets LLC,
0.02%, dated 4/30/2020,
due 5/1/2020, repurchase
price $24,000,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
8/20/2020 - 8/15/2049; total
market value $24,480,023.
(c) 24,000,000 24,000,000
Natixis Financial Products
LLC, 0.04%, dated
4/30/2020, due 5/1/2020,
repurchase price
$50,000,056, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.00%, maturing
1/28/2021 - 9/15/2065; total
market value $51,379,479.
(c) 50,000,000 50,000,000
Wells Fargo Securities LLC,
0.04%, dated 4/30/2020,
due 5/1/2020, repurchase
price $75,000,083,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.00%, maturing
11/25/2022 - 4/25/2050;
total market value
$76,515,582.(c) 75,000,000 75,000,000
Total Repurchase Agreements
(cost $242,000,000) 242,000,000
Total Investments
(cost $649,666,840) — 103.5% 649,666,685
Liabilities in excess of other assets — (3.5)% (22,144,462)
NET ASSETS — 100.0%
$ 627,522,223
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
(d) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2020. The
maturity date represents the actual maturity date.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Government Money Market Fund
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - April 30, 2020 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities 6.1%
Principal
Amount ($) Value ($)
Other 6.1%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 5,327,899 5,360,653
NRZ Advance Receivables
Trust, Series 2019-
T1, Class AT1, 2.59%,
7/15/2052(a) 3,303,000 3,193,639
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 670,000 655,148
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,763,519
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,774,516
Total Asset-Backed Securities
(cost $15,413,227)
14,747,475
Collateralized Mortgage Obligations 0.8%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 99,211 106,313
Series 2296, Class H,
6.50%, 3/15/2031 15 15
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 5,412 5,712
Series 1993-226, Class PK,
6.00%, 12/25/2023 48,306 50,961
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,688,079 1,753,001
Total Collateralized Mortgage Obligations
(cost $1,864,304)
1,916,002
Commercial Mortgage-Backed Security 0.1%
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 150,059 150,746
Total Commercial Mortgage-Backed Security
(cost $150,661) 150,746
Mortgage-Backed Securities 1.0%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,440,557 1,649,002
Pool# 773298
3.78%, 4/1/2035(b) 483,046 485,847
Pool# 813605
3.67%, 7/1/2036(b) 65,727 66,242
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745769
4.05%, 7/1/2036(b) 277,788 282,133
Total Mortgage-Backed Securities
(cost $2,311,504)
2,483,224
U.S. Government Agency Securities 4.4%
FFCB, 2.43%, 9/13/2027 3,000,000 3,284,365
FHLB
5.37%, 9/9/2024 2,615,000 3,151,545
3.00%, 3/12/2027 2,000,000 2,277,055
Ukraine Government AID
Bond, 1.47%, 9/29/2021 2,000,000 2,031,451
Total U.S. Government Agency Securities
(cost $11,004,061)
10,744,416
U.S. Treasury Obligations 86.0%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 11,300,000 17,461,010
1.75%, 1/15/2028 (c) 4,800,000 6,905,842
3.63%, 4/15/2028 (c) 5,000,000 10,521,215
2.50%, 1/15/2029 (c) 4,750,000 7,183,538
3.88%, 4/15/2029 (c) 3,300,000 7,159,534
2.13%, 2/15/2041 (c) 7,375,000 12,830,128
0.75%, 2/15/2042 (c) 11,750,000 15,946,794
0.63%, 2/15/2043 (c) 15,350,000 20,119,431
0.75%, 2/15/2045 (c) 1,000,000 1,338,312
0.88%, 2/15/2047 (c) 5,000,000 6,830,556
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2021 (c) 10,500,000 11,284,353
0.13%, 1/15/2022 (c)(d) 5,000,000 5,663,080
0.50%, 4/15/2024 (c) 19,500,000 20,513,206
0.38%, 7/15/2025 (c) 12,000,000 13,610,027
0.63%, 1/15/2026 (c) 17,500,000 20,101,293
0.13%, 7/15/2026 (c) 3,000,000 3,347,108
0.38%, 1/15/2027 (c) 10,250,000 11,526,632
0.38%, 7/15/2027 (c) 9,250,000 10,372,240
0.50%, 1/15/2028 (c) 5,000,000 5,601,817
Total U.S. Treasury Obligations
(cost $194,153,957)
208,316,116
Total Investments
(cost $224,897,714) — 98.4%
238,357,979
Other assets in excess of
liabilities — 1.6% 3,782,379
NET ASSETS — 100.0%
$ 242,140,358

30 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Inflation-Protected Securities Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$14,747,475 which represents 6.09% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note 163 6/2020 USD 25,596,094 1,171,218
U.S. Treasury Ultra Bond 19 6/2020 USD 4,270,844 384,830
1,556,048
Short Contracts
U.S. Treasury 5 Year Note (115) 6/2020 USD (14,430,703) (48,792)
U.S. Treasury 10 Year Note (36) 6/2020 USD (5,006,250) (231,555)
U.S. Treasury Long Bond (165) 6/2020 USD (29,870,157) (2,471,529)
(2,751,876)
(1,195,828)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 31
Asset-Backed Securities 6.4%
Principal
Amount ($) Value ($)
Airlines 0.2%
Continental Airlines Pass-
Through Trust, Series
2010-1, Class A, 4.75%,
1/12/2021 1,222,899 1,193,838
Automobiles 4.5%
American Credit Acceptance
Receivables Trust, Series
2019-4, Class C, 2.69%,
12/12/2025(a) 700,000 642,557
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 665,000 673,349
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,169,952
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 907,461
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 1,145,000 1,147,004
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 235,000 232,877
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 1,295,000 1,303,887
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 327,377
Drive Auto Receivables Trust,
Series 2019-3, Class B,
2.65%, 2/15/2024 995,000 993,856
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 1,385,000 1,396,588
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 1,106,995 1,108,182
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 540,000 539,165
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 233,339
Exeter Automobile
Receivables Trust
Series 2018-2A, Class B,
3.27%, 5/16/2022(a) 21,483 21,490
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 300,000 295,744
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 1,550,000 1,555,089
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 380,000 384,438
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 222,046
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,939,471
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 348,442 347,965
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 413,386
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 650,000 653,315
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 275,770
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 1,060,000 1,059,439
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 835,158
Series 2020-1A, Class A2,
1.55%, 2/18/2025(a) 100,000 93,680
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,025,767
Series 2018-5, Class C,
3.81%, 12/16/2024 340,000 342,913
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 485,000 487,690
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 1,495,000 1,484,835
23,113,790
Other 1.3%
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 3,585,000 3,499,211
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 916,050 843,682
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 591,797 584,330
SoFi Consumer Loan Program
LLC, Series 2018-2, Class
A2, 3.35%, 4/26/2027(a) 1,531,540 1,528,849
6,456,072
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 683,631 711,612
Navient Private Education
Refi Loan Trust, Series
2020-BA, Class A2, 2.12%,
1/15/2069(a) 520,000 509,217

32 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 700,000 693,492
1,914,321
Total Asset-Backed Securities
(cost $32,966,107)
32,678,021
Collateralized Mortgage Obligations 15.8%
Federal Agricultural Mortgage
Corp. , Series 2017-1, Class
A2, 3.72%, 3/25/2047(a)(b) 521,855 545,165
FHLMC REMICS
Series 1666, Class J,
6.25%, 1/15/2024 129,686 138,427
Series 3747, Class CY,
4.50%, 10/15/2040 1,000,000 1,206,433
Series 3934, Class KB,
5.00%, 10/15/2041 1,000,000 1,175,745
Series 4030, Class BE,
4.00%, 4/15/2042 2,511,000 3,032,010
FNMA REMICS
Series 2010-92, Class B,
4.50%, 8/25/2030 1,500,000 1,806,533
Series 2017-82, Class FG,
0.74%, 11/25/2032(b) 15,170,599 14,981,248
Series 2004-29, Class PS,
IO, 7.11%, 5/25/2034(b) 2,051,581 539,546
Series 2004-37, Class AL,
4.50%, 6/25/2034 1,100,000 1,339,755
Series 2016-32, Class SA,
IO, 5.61%, 10/25/2034(b) 10,333,061 1,983,445
Series 2014-78, Class QY,
3.00%, 12/25/2034 6,125,455 6,906,528
Series 2010-57, Class SA,
IO, 5.96%, 6/25/2040(b) 2,919,841 614,560
Series 2010-63, Class SA,
IO, 6.01%, 6/25/2040(b) 2,530,994 535,118
Series 2010-118, Class SN,
IO, 6.11%, 10/25/2040(b) 12,540,691 2,815,780
Series 2013-18, Class FB,
0.84%, 10/25/2041(b) 1,380,144 1,379,319
Series 2012-14, Class Z,
4.00%, 3/25/2042 907,559 1,008,566
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 802,261 117,213
Series 2016-40, Class GA,
4.13%, 7/25/2046(b) 693,539 723,277
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 1,165,040 87,635
Series 2018-4, Class FM,
0.79%, 2/25/2048(b) 929,413 920,195
Series 2019-31, Class FA,
0.89%, 7/25/2049(b) 2,848,810 2,831,200
Series 2019-81, Class FJ,
0.99%, 1/25/2050(b) 1,920,409 1,917,2 46
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,115,749 4,129,671
Series 2019-21, Class , IO,
4.50%, 2/20/2049 10,087,162 1,333,361
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 4,790,865 400,400
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 1,999,815 148,052
Series 2012-H20, Class PT,
2.40%, 7/20/2062(b) 875,865 874,879
Series 2018-H02, Class ZJ,
4.50%, 10/20/2064(b) 496,557 566,741
Series 2017-H12, Class EZ,
4.57%, 6/20/2066(b) 580,995 662,789
Series 2017-H13, Class JZ,
4.68%, 5/20/2067(b) 634,827 686,038
Series 2017-H22, Class FD,
1.56%, 11/20/2067(b) 534,437 532,865
Series 2017-H25, Class FD,
1.51%, 12/20/2067(b) 551,814 549,526
Series 2019-H01, Class FT,
1.76%, 10/20/2068(b) 9,958,319 9,915,124
Series 2019-H07, Class BZ,
4.29%, 1/20/2069(b) 3,869,274 5,153,319
Series 2019-H05, Class FT,
1.64%, 4/20/2069(b) 6,600,697 6,546,559
Series 2019-H13, Class FT,
1.66%, 8/20/2069(b) 1,081,982 1,073,874
Series 2019-H18, Class DF,
1.76%, 10/20/2069(b) 946,447 940,396
Total Collateralized Mortgage Obligations
(cost $75,626,275)
80,118,538
Commercial Mortgage-Backed Securities 7.4%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,065,457
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,067,775

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 33
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 975,074
COMM M ortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,520,168
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 807,458
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 529,572
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 2/25/2030(b) 485,000 61,272
Series K-1513, Class X1,
IO, 1.00%, 8/25/2034(b) 979,592 80,490
GNMA REMICS, Series 2018-
82 IO, 0.50%, 5/16/2058(b) 23,368,336 1,061,063
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,325,627
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 439,786
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.16%, 8/5/2034(a) 2,015,000 1,888,605
JPMDB Commercial Mortgage
Securities Trust , Series
2019-COR6, Class A4,
3.06%, 11/13/2052 1,390,000 1,471,285
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.30%, 8/15/2046(b) 1,130,000 1,202,924
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 2.28%,
11/15/2027(a)(b) 655,893 612,704
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,408,197
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,556,912
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,585,101
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,722,239
Total Commercial Mortgage-Backed
Securities
(cost $37,238,988) 37,381,709
Corporate Bonds 42.4%
Aerospace & Defense 0.4%
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030(a) 175,000 185,048
Raytheon Technologies Corp. ,
4.50%, 6/1/2042 630,000 801,105
Textron, Inc. ,
3.00%, 6/1/2030 1,020,000 959,249
1,945,402
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 965,000 1,053,663
Airlines 0.2%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 1,060,000 836,993
Auto Components 0.1%
Lear Corp. ,
5.25%, 5/15/2049 640,000 576,370
Automobiles 0.9%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,086,639
Daimler Finance North
America LLC ,
2.63%, 3/10/2030(a) 1,475,000 1,360,688
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,328,272
3.00%, 2/10/2027(a) 665,000 594,298
6.38%, 4/8/2030(a) 265,000 285,898
4,655,795
Banks 11.2%
ABN AMRO Bank NV ,
2.65%, 1/19/2021(a) 1,905,000 1,922,297
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,425,094
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 658,993
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 525,000 630,423

34 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 631,027
Bank of Montreal ,
1.85%, 5/1/2025 1,985,000 1,991,760
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,066,935
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,504,939
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 807,691
2.38%, 11/21/2024(a) 985,000 1,004,405
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 981,887
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 567,891
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(c) 880,000 887,085
(SOFR + 1.51%), 3.05%,
1/13/2031(a)(c) 325,000 326,612
Capital One NA ,
2.15%, 9/6/2022 320,000 318,899
Citibank NA ,
(ICE LIBOR USD 3
Month + 0.60%), 2.84%,
5/20/2022(c) 745,000 755,395
Citigroup, Inc. ,
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 535,000 560,490
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 985,000 1,133,985
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 1,055,000 1,351,909
Citizens Financial Group, Inc. ,
3.25%, 4/30/2030 1,780,000 1,786,653
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 599,900
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 475,765
Credit Agricole SA ,
3.75%, 4/24/2023(a) 1,365,000 1,432,547
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 1,970,263
DNB Bank ASA ,
2.15%, 12/2/2022(a) 1,430,000 1,460,650
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,005,000 1,036,756
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 790,000 818,064
KeyCorp ,
2.25%, 4/6/2027 1,440,000 1,402,054
Lloyds Bank plc ,
2.25%, 8/14/2022 450,000 455,464
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 956,824
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(c) 780,000 820,646
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,729,571
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 1,981,534
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 510,000 532,226
Santander Holdings USA, Inc. ,
3.24%, 10/5/2026 1,510,000 1,458,710
Santander UK plc ,
2.50%, 1/5/2021 1,735,000 1,744,234
(ICE LIBOR USD 3 Month +
0.62%), 2.20%, 6/1/2021(c) 425,000 422,984
2.88%, 6/18/2024 980,000 1,011,066
Societe Generale SA ,
2.63%, 1/22/2025(a) 850,000 848,806
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.56%), 3.79%,
5/21/2025(a)(c) 1,015,000 1,045,658
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,393,195
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 357,822
2.75%, 1/15/2030 360,000 372,607
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 1,035,000 1,112,079
Truist Bank ,
1.50%, 3/10/2025 1,475,000 1,468,777
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,673,611
2.50%, 8/1/2024 560,000 577,491
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,747,462
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 1,905,000 1,917,284
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(c) 710,000 726,537
Westpac Banking Corp. ,
2.80%, 1/11/2022 525,000 537,822
2.65%, 1/16/2030 375,000 388,073
56,790,852
Beverages 0.8%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 700,000 783,424
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 434,793
Coca-Cola Co. (The) ,
2.60%, 6/1/2050 1,085,000 1,081,450

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
3.75%, 5/1/2050 160,000 162,703
Keurig Dr Pepper, Inc. ,
3.80%, 5/1/2050 50,000 53,266
PepsiCo, Inc. ,
1.63%, 5/1/2030 1,515,000 1,498,779
4,014,415
Biotechnology 0.1%
Biogen, Inc. ,
3.15%, 5/1/2050 600,000 588,320
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 695,000 689,899
Capital Markets 4.2%
Ares Capital Corp. ,
3.25%, 7/15/2025 1,705,000 1,515,848
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,151,355
BlackRock, Inc. ,
2.40%, 4/30/2030 485,000 504,090
Brookfield Finance LLC ,
3.45%, 4/15/2050 1,045,000 861,527
Credit Suisse AG ,
2.95%, 4/9/2025 785,000 825,965
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 647,722
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,097,557
FS KKR Capital Corp. ,
4.13%, 2/1/2025 510,000 420,500
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 1,230,000 1,308,802
KKR Group Finance Co. VII
LLC ,
3.63%, 2/25/2050(a) 1,040,000 912,579
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 44,800
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,887,842
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 1,865,000 1,887,800
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 985,000 1,080,963
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 535,000 768,750
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,750,000 1,836,087
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 238,041
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,106,894
(SOFR + 2.60%), 2.90%,
3/30/2026(a)(c) 495,000 525,737
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,515,577
21,138,436
Chemicals 0.7%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 105,000 107,003
Cabot Corp. ,
4.00%, 7/1/2029 625,000 642,696
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 1,785,000 1,796,909
LYB International Finance III
LLC ,
4.20%, 5/1/2050 270,000 273,311
Methanex Corp. ,
5.65%, 12/1/2044 825,000 564,465
3,384,384
Commercial Services & Supplies 0.2%
Waste Connections, Inc. ,
3.05%, 4/1/2050 1,050,000 1,013,897
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 285,000 267,213
Consumer Finance 2.0%
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,066,258
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 603,571
2.15%, 9/10/2024 200,000 199,774
2.35%, 1/8/2027 605,000 589,688
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 705,000 645,385
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,380,467
Caterpillar Financial Services
Corp. ,
3.65%, 12/7/2023 965,000 1,047,111
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,274,000
4.27%, 1/9/2027 480,000 408,000
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 730,000 661,540
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 400,788
3.35%, 2/15/2023(a) 610,000 596,058
John Deere Capital Corp. ,
2.60%, 3/7/2024 255,000 267,055

36 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 770,104
Toyota Motor Credit Corp. ,
3.38%, 4/1/2030 335,000 366,480
10,276,279
Containers & Packaging 0.1%
Avery Dennison Corp. ,
2.65%, 4/30/2030 135,000 131,826
Sonoco Products Co. ,
3.13%, 5/1/2030 555,000 555,334
687,160
Diversified Financial Services 0.9%
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 645,000 672,198
Mitsubishi UFJ Lease &
Finance Co. Ltd. ,
2.65%, 9/19/2022(a) 1,400,000 1,401,779
National Rural Utilities
Cooperative Finance Corp. ,
4.30%, 3/15/2049 470,000 602,526
ORIX Corp. ,
3.25%, 12/4/2024 635,000 656,384
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 286,890
Shell International Finance
BV ,
3.25%, 4/6/2050 725,000 744,243
4,364,020
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
3.25%, 11/8/2029(a) 580,000 587,958
Deutsche Telekom AG ,
3.63%, 1/21/2050(a) 510,000 560,270
1,148,228
Electric Utilities 2.0%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,490,455
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,141,402
3.25%, 3/1/2050 235,000 238,036
DTE Electric Co. ,
2.25%, 3/1/2030 295,000 304,554
Duke Energy Corp. ,
2.65%, 9/1/2026 450,000 477,722
Entergy Mississippi LLC ,
3.85%, 6/1/2049 255,000 306,512
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 462,535
IPALCO Enterprises, Inc. ,
4.25%, 5/1/2030(a) 50,000 53,029
MidAmerican Energy Co. ,
3.15%, 4/15/2050 965,000 1,093,747
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
2.40%, 9/1/2021 1,365,000 1,387,618
Oklahoma Gas & Electric Co. ,
3.25%, 4/1/2030 400,000 426,391
PacifiCorp ,
3.30%, 3/15/2051 215,000 238,960
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 965,000 1,069,717
Tucson Electric Power Co. ,
4.00%, 6/15/2050 205,000 240,524
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 980,000 974,223
9,905,425
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 229,167
Flex Ltd. ,
4.88%, 6/15/2029 640,000 649,663
878,830
Energy Equipment & Services 0.2%
Halliburton Co. ,
2.92%, 3/1/2030 770,000 619,977
National Oilwell Varco, Inc. ,
3.60%, 12/1/2029 635,000 516,207
1,136,184
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate
Equities, Inc. ,
4.90%, 12/15/2030 300,000 359,074
Boston Properties LP ,
4.13%, 5/15/2021 1,475,000 1,499,462
Essex Portfolio LP ,
2.65%, 3/15/2032 360,000 347,333
Healthpeak Properties, Inc. ,
3.00%, 1/15/2030 855,000 824,730
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 605,000 520,308
Kimco Realty Corp. ,
3.70%, 10/1/2049 350,000 296,531
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 401,337
4,248,775
Food & Staples Retailing 0.5%
Alimentation Couche-Tard,
Inc. ,
2.70%, 7/26/2022(a) 1,710,000 1,719,536
Sysco Corp. ,
3.30%, 2/15/2050 1,040,000 861,904
2,581,440
Food Products 1.1%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,042,349

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell Soup Co. ,
3.13%, 4/24/2050 625,000 623,567
Cargill, Inc. ,
2.13%, 4/23/2030(a) 675,000 684,504
General Mills, Inc. ,
2.88%, 4/15/2030 545,000 583,055
JM Smucker Co. (The) ,
3.55%, 3/15/2050 300,000 305,020
Mondelez International, Inc. ,
2.75%, 4/13/2030 2,125,000 2,261,878
5,500,373
Health Care Equipment & Supplies 0.6%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,635,808
Baxter International, Inc. ,
3.95%, 4/1/2030(a) 395,000 459,443
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 862,494
2,957,745
Health Care Providers & Services 0.7%
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,118,921
Cigna Corp. ,
3.75%, 7/15/2023 605,000 646,269
4.50%, 2/25/2026(a) 140,000 158,900
3.40%, 3/15/2050 685,000 718,744
CVS Health Corp. ,
4.30%, 3/25/2028 675,000 765,427
Quest Diagnostics, Inc. ,
2.95%, 6/30/2030 290,000 304,152
3,712,413
Hotels, Restaurants & Leisure 0.6%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 485,000 441,398
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 643,594
Royal Caribbean Cruises Ltd. ,
2.65%, 11/28/2020 1,725,000 1,569,398
Starbucks Corp. ,
2.25%, 3/12/2030 610,000 603,563
3,257,953
Household Durables 0.4%
DR Horton, Inc. ,
2.55%, 12/1/2020 1,080,000 1,076,536
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 983,962
2,060,498
Independent Power and Renewable Electricity Producers
0.3%
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,391,344
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.1%
General Electric Co. ,
3.45%, 5/1/2027 440,000 447,872
Insurance 2.1%
Aflac, Inc. ,
4.75%, 1/15/2049 355,000 454,546
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,069,435
American International Group,
Inc. ,
3.30%, 3/1/2021 1,560,000 1,582,694
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 592,270
Athene Global Funding ,
2.50%, 1/14/2025(a) 1,035,000 1,004,960
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 245,000 235,476
4.70%, 6/22/2047 805,000 695,223
Global Atlantic Fin Co. ,
4.40%, 10/15/2029(a) 665,000 595,858
Guardian Life Insurance Co.
of America (The) ,
3.70%, 1/22/2070(a) 435,000 441,593
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 211,152
Nationwide Mutual Insurance
Co. ,
4.35%, 4/30/2050(a)(e) 940,000 944,996
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,005,420
2.75%, 5/7/2025(a) 1,270,000 1,264,476
Travelers Cos., Inc. (The) ,
2.55%, 4/27/2050 75,000 74,508
Unum Group ,
4.50%, 12/15/2049 725,000 644,203
10,816,810
Internet & Direct Marketing Retail 0.4%
Booking Holdings, Inc. ,
4.10%, 4/13/2025 115,000 122,149
eBay, Inc. ,
1.90%, 3/11/2025 1,110,000 1,104,586
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 725,000 739,356
1,966,091
IT Services 1.1%
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 216,677
IBM Credit LLC ,
2.20%, 9/8/2022 1,075,000 1,107,699
International Business
Machines Corp. ,
1.95%, 5/15/2030 1,780,000 1,773,396
Visa, Inc. ,
2.05%, 4/15/2030 965,000 994,260

38 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Western Union Co. (The) ,
4.25%, 6/9/2023 1,240,000 1,304,947
5,396,979
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 695,011
Machinery 0.5%
Caterpillar, Inc. ,
3.25%, 9/19/2049 485,000 520,644
Kennametal, Inc. ,
4.63%, 6/15/2028 765,000 760,457
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 711,259
Westinghouse Air Brake
Technologies Corp. ,
(ICE LIBOR USD 3
Month + 1.30%), 2.04%,
9/15/2021(c) 420,000 405,221
2,397,581
Media 0.3%
Interpublic Group of Cos., Inc.
(The) ,
3.50%, 10/1/2020 310,000 311,993
ViacomCBS , Inc. ,
4.95%, 1/15/2031 745,000 794,189
6.88%, 4/30/2036 440,000 527,603
1,633,785
Metals & Mining 0.1%
ArcelorMittal SA ,
3.60%, 7/16/2024 230,000 220,707
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 297,485
518,192
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 424,177
Series B, 3.60%, 3/15/2027 780,000 839,693
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(f) 495,000 503,932
NiSource, Inc. ,
3.60%, 5/1/2030 220,000 245,459
2,013,261
Oil, Gas & Consumable Fuels 2.1%
Aker BP ASA ,
3.75%, 1/15/2030(a) 670,000 561,071
Cameron LNG LLC ,
3.30%, 1/15/2035(a) 340,000 338,012
Ecopetrol SA ,
6.88%, 4/29/2030 1,260,000 1,288,350
EOG Resources, Inc. ,
4.38%, 4/15/2030 180,000 199,844
Equinor ASA ,
3.25%, 11/18/2049 550,000 575,201
3.70%, 4/6/2050 230,000 256,030
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
4.33%, 3/19/2050 425,000 520,185
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,495,901
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 1,585,000 1,595,842
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 796,604
MPLX LP ,
(ICE LIBOR USD 3 Month +
0.90%), 1.90%, 9/9/2021(c) 2,000,000 1,881,585
ONEOK, Inc. ,
3.10%, 3/15/2030 1,475,000 1,188,356
10,696,981
Pharmaceuticals 0.6%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 634,410
Novartis Capital Corp. ,
2.75%, 8/14/2050 1,020,000 1,106,117
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,152,965
2,893,492
Road & Rail 1.2%
Canadian National Railway
Co. ,
2.45%, 5/1/2050 320,000 311,402
Kansas City Southern ,
3.50%, 5/1/2050 365,000 364,810
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,364,689
4.00%, 7/15/2025(a) 600,000 635,033
4.45%, 1/29/2026(a) 240,000 256,848
Ryder System, Inc. ,
3.75%, 6/9/2023 600,000 621,715
3.88%, 12/1/2023 525,000 538,635
4.63%, 6/1/2025 1,205,000 1,284,005
Union Pacific Corp. ,
3.95%, 8/15/2059 485,000 550,101
5,927,238
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
5.00%, 4/15/2030(a) 480,000 539,898
Intel Corp. ,
2.45%, 11/15/2029 380,000 402,559
4.75%, 3/25/2050 1,045,000 1,472,130
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 940,000 972,820
Microchip Technology, Inc. ,
3.92%, 6/1/2021 355,000 360,749
NVIDIA Corp. ,
3.50%, 4/1/2050 425,000 487,681
NXP BV ,
3.40%, 5/1/2030(a) 110,000 109,964

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
2.25%, 9/4/2029 225,000 234,081
4,579,882
Software 0.2%
Oracle Corp. ,
3.60%, 4/1/2050 960,000 1,090,492
Specialty Retail 0.7%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 781,998
4.50%, 10/1/2025 675,000 673,250
Best Buy Co., Inc. ,
4.45%, 10/1/2028 930,000 981,621
Home Depot, Inc. (The) ,
3.13%, 12/15/2049 1,000,000 1,058,131
TJX Cos., Inc. (The) ,
4.50%, 4/15/2050 165,000 203,323
3,698,323
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 475,000 486,487
4.65%, 10/1/2024 1,220,000 1,295,669
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 713,733
2,495,889
Textiles, Apparel & Luxury Goods 0.1%
VF Corp. ,
2.80%, 4/23/2027 605,000 620,272
Thrifts & Mortgage Finance 0.3%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,370,914
Tobacco 0.4%
BAT Capital Corp. ,
5.28%, 4/2/2050 260,000 301,420
Philip Morris International,
Inc. ,
2.10%, 5/1/2030 1,775,000 1,760,289
2,061,709
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
3.25%, 10/1/2029 510,000 408,169
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 682,363
WW Grainger, Inc. ,
1.85%, 2/15/2025 940,000 966,371
2,056,903
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 589,098
Total Corporate Bonds
(cost $214,482,098)
215,029,081
Foreign Government Security 0.2%
CANADA 0.2%
Province of Saskatchewan ,
9.38%, 12/15/2020 1,000,000 1,052,675
Total Foreign Government Security
(cost $1,002,955)
1,052,675
Mortgage-Backed Securities 7.0%
FNMA Pool
Pool# AN3476
4.03%, 11/1/2031 4,050,837 4,911,309
Pool# AM6492
3.76%, 8/1/2034 2,294,293 2,764,621
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 476 478
Pool# 303300
8.50%, 5/1/2025 2,330 2,552
Pool# 342718
6.50%, 5/1/2026 11,229 12,508
Pool# 250764
7.50%, 12/1/2026 27,962 31,131
Pool# 402854
6.00%, 12/1/2027 5,619 6,242
Pool# 251497
6.00%, 12/1/2027 296 329
Pool# 415652
6.50%, 3/1/2028 2,763 3,078
Pool# 432037
6.00%, 7/1/2028 32,723 36,350
Pool# 437979
6.00%, 8/1/2028 9,833 10,923
Pool# 446099
6.00%, 10/1/2028 4,646 5,161
Pool# 440738
6.00%, 12/1/2028 37,347 41,748
Pool# 453865
6.00%, 12/1/2028 33,859 37,612
Pool# 450653
6.00%, 12/1/2028 32,113 35,672
Pool# 252212
6.50%, 1/1/2029 65,571 75,360
Pool# 504076
6.50%, 6/1/2029 30,270 35,121
Pool# 484939
6.50%, 6/1/2029 9,147 10,189
Pool# 252570
6.50%, 7/1/2029 27,182 31,040

40 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 506638
6.50%, 8/1/2029 10,958 12,206
Pool# 535300
6.50%, 5/1/2030 35,715 41,446
Pool# 539932
7.00%, 5/1/2030 5,192 5,209
Pool# 725027
5.00%, 11/1/2033 465,919 531,892
Pool# 725205
5.00%, 3/1/2034 158,605 181,070
Pool# MA3209
3.00%, 12/1/2047 4,588,023 4,852,303
Pool# MA3275
3.00%, 2/1/2048 4,615,378 4,875,174
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.50%, 6/25/2035 3,000,000
3,134,180
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 6/25/2050 2,000,000
2,109,644
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 5,318 5,565
Pool# 354696
6.50%, 12/15/2023 3,139 3,439
Pool# 369270
6.50%, 12/15/2023 1,547 1,695
Pool# 368677
7.50%, 1/15/2024 5,202 5,324
Pool# 359986
7.50%, 1/15/2024 439 441
Pool# 362734
7.50%, 1/15/2024 155 156
Pool# 371909
6.50%, 2/15/2024 4,352 4,768
Pool# 392055
7.00%, 4/15/2024 2,196 2,203
Pool# 442138
8.00%, 11/15/2026 21,903 24,129
Pool# 399109
7.50%, 2/15/2027 6,888 7,405
Pool# 445661
7.50%, 7/15/2027 2,770 2,833
Pool# 443887
7.50%, 8/15/2027 4,698 4,801
Pool# 455381
7.50%, 8/15/2027 3,389 3,759
Pool# 450591
7.50%, 8/15/2027 600 621
Pool# 453295
7.50%, 8/15/2027 354 370
Pool# 446699
6.00%, 8/15/2028 8,322 9,226
Pool# 482748
6.00%, 9/15/2028 31,376 34,811
Pool# 460906
6.00%, 9/15/2028 6,877 7,614
Pool# 476969
6.50%, 1/15/2029 23,382 25,616
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781029
6.50%, 5/15/2029 81,492 95,410
Pool# 503106
6.50%, 6/15/2029 10,481 11,686
GNMA II Pool
Pool# 767673
4.63%, 4/20/2064(b) 1,122,108 1,223,270
Pool# BA7614
4.54%, 5/20/2067(b) 937,565 1,036,516
Pool# BC3943
4.46%, 6/20/2067(b) 4,000,618 4,520,567
Pool# BB0088
4.70%, 7/20/2067(b) 4,028,547 4,628,546
Total Mortgage-Backed Securities
(cost $33,381,384)
35,455,319
U.S. Treasury Obligations 19.9%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 893,364
4.38%, 11/15/2039 2,400,000 3,825,656
4.38%, 5/15/2040 8,870,000 14,180,566
2.25%, 8/15/2049 11,385,000 14,083,601
2.38%, 11/15/2049 1,625,000 2,064,448
2.00%, 2/15/2050 9,745,000 11,494,913
U.S. Treasury Notes
0.38%, 3/31/2022 13,895,000 13,942,764
0.50%, 3/15/2023 4,840,000 4,875,733
1.13%, 2/28/2025 29,370,000 30,482,847
1.50%, 2/15/2030 4,730,000 5,122,812
Total U.S. Treasury Obligations
(cost $93,261,024)
100,966,704
Short-Term Investments 0.7%
U.S. Treasury Obligations 0.7%
U.S. Treasury Bills
0.25%, 6/9/2020 2,720,000 2,719,753
0.12%, 6/16/2020 1,000,000 999,898
Total Short-Term Investments
(cost $3,719,107)
3,719,651
Total Investments
(cost $491,677,938) — 99.8%
506,401,698
Other assets in excess of
liabilities — 0.2% 995,912
NET ASSETS — 100.0%
$ 507,397,610
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$87,348,232 which represents 17.22% of net assets.

Nationwide Loomis Core Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 41
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(d) Security in default.
(e) Investment in affiliate.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (39) 6/2020 USD (4,893,891) (36,915)
U.S. Treasury 10 Year Note (69) 6/2020 USD (9,595,312) (409,932)
U.S. Treasury 10 Year Ultra Note (77) 6/2020 USD (12,091,406) (109,233)
U.S. Treasury Ultra Bond (20) 6/2020 USD (4,495,625) (104,979)
(661,059)
At April 30, 2020, the Fund had $850,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 25.5%
Principal
Amount ($) Value ($)
Automobiles 19.9%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 1,135,000 1,151,429
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 115,000 113,517
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 771,068
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 430,000 435,399
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,249,215
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 527,809
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 485,000 488,536
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 585,000 587,591
Series 2020-1, Class A2,
1.87%, 4/17/2023 1,225,000 1,232,046
Carvana Auto Receivables
Trust, Series 2019-
3A, Class A3, 2.34%,
6/15/2023(a) 675,000 674,666
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 1,010,000 1,011,768
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 380,000 375,145
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 120,000 118,916
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 800,000 805,490
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 248,013
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 365,000 364,580
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 331,434
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 950,000 957,949
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 711,303 712,066
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 350,000 349,458
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 84,399
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Exeter Automobile
Receivables Trust
Series 2018-2A, Class B,
3.27%, 5/16/2022(a) 14,087 14,092
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 175,000 172,517
First Investors Auto Owner
Trust
Series 2018-2A, Class A1,
3.23%, 12/15/2022(a) 127,487 128,013
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 261,747 262,910
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 375,666 377,321
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 995,000 998,267
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 751,646 748,880
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 460,000 463,077
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 680,620
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 320,000 319,765
Ford Credit Auto Owner Trust
Series 2019-B, Class A2A,
2.35%, 2/15/2022 393,559 395,758
Series 2019-C, Class A3,
1.87%, 3/15/2024 985,000 998,524
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 728,656
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A3, 3.64%,
5/15/2023(a) 770,000 777,454
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 434,359 433,764
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 252,895
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 430,000 432,193
GM Financial Consumer
Automobile Receivables
Trust
Series 2020-1, Class A2,
1.83%, 1/17/2023 445,000 446,771
Series 2019-3, Class A3,
2.18%, 4/16/2024 475,000 478,335
Harley-Davidson Motorcycle
Trust, Series 2020-A, Class
A3, 1.87%, 10/15/2024 275,000 274,418

Nationwide Loomis Short Term Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Honda Auto Receivables
Owner Trust, Series 2019-4,
Class A3, 1.83%, 1/18/2024 1,090,000 1,106,786
Hyundai Auto Lease
Securitization Trust
Series 2020-A, Class A2,
1.90%, 5/16/2022(a) 560,000 560,886
Series 2020-A, Class A3,
1.95%, 7/17/2023(a) 950,000 953,200
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 830,000 840,876
Mercedes-Benz Auto Lease
Trust
Series 2019-B, Class A2,
2.01%, 12/15/2021 752,699 754,615
Series 2020-A, Class A3,
1.84%, 12/15/2022 455,000 457,246
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 610,000 609,677
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 580,000 573,245
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 400,000 404,028
Prestige Auto Receivables
Trust, Series 2019-
1A, Class A3, 2.45%,
5/15/2023(a) 1,135,000 1,142,444
Santander Drive Auto
Receivables Trust
Series 2018-4, Class B,
3.27%, 1/17/2023 334,423 335,226
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 480,673
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,099,764
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,288,846
Westlake Automobile
Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 1/18/2022(a) 129,504 129,662
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 80,000 80,444
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 905,000 898,847
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 375,637 375,071
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 1,700,000 1,701,589
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,569,584
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,320,000 1,341,472
World Omni Automobile Lease
Securitization Trust, Series
2018-A, Class A3, 2.83%,
7/15/2021 455,547 456,191
40,135,096
Credit Card 1.0%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 930,250
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,165,293
2,095,543
Other 3.4%
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 256,582 250,781
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 1,825,000 1,820,296
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 586,643
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,965,000 1,917,978
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 378,037 373,268
SoFi Consumer Loan Program
LLC
Series 2018-2, Class A2,
3.35%, 4/26/2027(a) 859,326 857,816
Series 2018-4, Class A,
3.54%, 11/26/2027(a) 540,756 538,262
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 445,000 453,909
6,798,953
Student Loan 1.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 453,355 471,911
SoFi Professional Loan
Program LLC
Series 2018-A, Class A1,
0.84%, 2/25/2042(a)(b) 182,803 179,561
Series 2020-A, Class A1FX,
2.06%, 5/15/2046(a) 1,649,048 1,645,399

44 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2018-B, Class A1FX,
2.64%, 8/25/2047(a) 22,374 22,380
2,319,251
Total Asset-Backed Securities
(cost $51,421,250)
51,348,843
Collateralized Mortgage Obligations 2.0%
FHLMC REMICS
Series 3755, Class AL,
1.50%, 11/15/2020 4,510 4,511
Series 3645, Class EH,
3.00%, 12/15/2020 132 132
Series 3852, Class EA,
4.50%, 12/15/2021 1,019 1,025
Series 4060, Class EA,
1.75%, 6/15/2022 75,516 76,046
Series 2611, Class HD,
5.00%, 5/15/2023 53,642 56,154
Series 3585, Class LA,
3.50%, 10/15/2024 13,595 14,147
Series 3609, Class LE,
3.00%, 12/15/2024 225 226
Series 3718, Class BC,
2.00%, 2/15/2025 19,186 19,307
Series 3721, Class PE,
3.50%, 9/15/2040 95,361 103,712
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 104,338 104,863
Series 2012-100, Class WA,
1.50%, 9/25/2027 239,513 242,729
Series 2012-93, Class DP,
1.50%, 9/25/2027 215,907 217,590
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 39,091 40,120
Series 2010-4, Class JC,
3.00%, 8/16/2039 2,307 2,309
Series 2009-88, Class QE,
3.00%, 9/16/2039 67,859 69,744
Series 2011-39, Class NE,
3.50%, 9/16/2039 104,137 110,580
Series 2010-H22, Class FE,
1.71%, 5/20/2059(b) 148,240 147,739
Series 2010-H02, Class FA,
1.64%, 2/20/2060(b) 407,109 409,480
Series 2011-H11, Class FA,
1.86%, 3/20/2061(b) 229,235 228,513
Series 2011-H23, Class HA,
3.00%, 12/20/2061 16,447 17,041
Series 2012-H18, Class NA,
1.88%, 8/20/2062(b) 116,018 115,691
Series 2016-H13, Class FT,
1.94%, 5/20/2066(b) 101,604 101,571
Series 2017-H25, Class FD,
1.51%, 12/20/2067(b) 423,191 421,437
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-H01, Class FJ,
1.66%, 9/20/2068(b) 229,124 227,836
Series 2019-H01, Class FT,
1.76%, 10/20/2068(b) 493,933 491,790
Series 2019-H13, Class FT,
1.66%, 8/20/2069(b) 879,952 873,358
Total Collateralized Mortgage Obligations
(cost $4,101,143)
4,097,651
Commercial Mortgage-Backed Securities 1.7%
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,647,852 1,680,023
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 294,762
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 2.28%,
11/15/2027(a)(b) 336,810 314,632
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,069,021
Total Commercial Mortgage-Backed
Securities
(cost $3,389,273) 3,358,438
Corporate Bonds 67.7%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.15%, 5/1/2030 700,000 700,000
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 82,000 88,621
Textron, Inc. ,
3.00%, 6/1/2030 270,000 253,919
1,042,540
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 390,000 425,833
Airlines 0.7%
Delta Air Lines, Inc. ,
2.60%, 12/4/2020 825,000 789,967
Southwest Airlines Co. ,
5.25%, 5/4/2025 695,000 692,442
1,482,409
Auto Components 0.3%
Icahn Enterprises LP ,
5.25%, 5/15/2027 235,000 223,252
Lear Corp. ,
3.50%, 5/30/2030 400,000 345,140
568,392

Nationwide Loomis Short Term Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 2.5%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,196,148
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 773,679
Daimler Finance North
America LLC ,
2.13%, 3/10/2025(a) 760,000 703,282
Hyundai Capital America ,
3.00%, 2/10/2027(a) 380,000 339,599
Nissan Motor Acceptance
Corp. ,
2.15%, 9/28/2020(a) 1,200,000 1,179,021
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 765,000 801,455
4,993,184
Banks 20.6%
ANZ New Zealand Int'l Ltd. ,
2.75%, 1/22/2021(a) 1,560,000 1,579,315
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,222,271
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 366,403
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,211,204
1.85%, 5/1/2025 785,000 787,673
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,204,544
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 590,000 601,623
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 431,199
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 589,190
Canadian Imperial Bank of
Commerce ,
2.70%, 2/2/2021 210,000 212,632
Capital One NA ,
2.15%, 9/6/2022 250,000 249,140
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 337,984
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 665,232
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 485,000 508,107
Citizens Financial Group, Inc. ,
3.25%, 4/30/2030 500,000 501,869
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 394,671
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Commonwealth Bank of
Australia ,
3.45%, 3/16/2023(a) 680,000 720,050
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 624,443
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,263,650
DNB Bank ASA ,
2.15%, 12/2/2022(a) 845,000 863,111
Fifth Third Bank NA ,
3.35%, 7/26/2021 1,370,000 1,402,625
1.80%, 1/30/2023 1,005,000 1,013,553
ING Groep NV ,
4.10%, 10/2/2023 790,000 845,374
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 608,643
(SOFR + 1.85%), 2.08%,
4/22/2026(c) 975,000 988,696
KeyBank NA ,
3.30%, 2/1/2022 500,000 515,888
KeyCorp ,
2.25%, 4/6/2027 295,000 287,226
Lloyds Bank plc ,
2.25%, 8/14/2022 230,000 232,793
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 359,470
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(c) 330,000 347,196
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 550,565
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,169,987
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,161,653
1.88%, 12/13/2022 1,215,000 1,232,527
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 653,609
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,238,459
Royal Bank of Canada ,
2.80%, 4/29/2022 1,260,000 1,294,903
1.95%, 1/17/2023 1,030,000 1,044,337
Santander UK plc ,
2.50%, 1/5/2021 880,000 884,684
(ICE LIBOR USD 3 Month +
0.62%), 2.20%, 6/1/2021(c) 545,000 542,414
2.10%, 1/13/2023 815,000 820,602
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,232,994
Societe Generale SA ,
2.63%, 1/22/2025(a) 495,000 494,305

46 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 816,014
Sumitomo Mitsui Financial
Group, Inc. ,
2.35%, 1/15/2025 1,215,000 1,231,520
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 736,014
Toronto-Dominion Bank (The) ,
3.25%, 6/11/2021 1,450,000 1,486,654
Truist Bank ,
(ICE LIBOR USD 3
Month + 0.50%), 3.53%,
10/26/2021(c) 1,045,000 1,056,101
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 408,072
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 750,000 754,836
Westpac Banking Corp. ,
2.65%, 1/25/2021 720,000 727,977
2.80%, 1/11/2022 325,000 332,937
2.00%, 1/13/2023 605,000 618,196
41,425,135
Beverages 0.6%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 595,793
Coca-Cola Co. (The) ,
1.45%, 6/1/2027 535,000 535,125
Keurig Dr Pepper, Inc. ,
3.20%, 5/1/2030 65,000 69,248
1,200,166
Biotechnology 1.7%
AbbVie, Inc. ,
2.15%, 11/19/2021(a) 580,000 587,450
Amgen, Inc. ,
2.20%, 5/11/2020 1,665,000 1,665,416
2.20%, 2/21/2027 835,000 857,272
Biogen, Inc. ,
2.25%, 5/1/2030 380,000 379,482
3,489,620
Building Products 0.2%
American Woodmark Corp. ,
4.88%, 3/15/2026(a) 95,000 88,587
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 400,000 397,064
485,651
Capital Markets 2.7%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 521,475
Ares Capital Corp. ,
3.25%, 7/15/2025 675,000 600,116
BlackRock, Inc. ,
2.40%, 4/30/2030 195,000 202,676
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
3.25%, 5/21/2021 120,000 122,407
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 419,390
2.95%, 4/9/2025 325,000 341,960
Deutsche Bank AG ,
2.70%, 7/13/2020 890,000 889,038
FS KKR Capital Corp. ,
4.13%, 2/1/2025 300,000 247,353
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 5,600
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,221,545
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 210,000 212,568
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 137,331
USAA Capital Corp. ,
2.63%, 6/1/2021(a) 555,000 564,758
5,486,217
Chemicals 0.8%
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 685,000 689,570
Ecolab, Inc. ,
4.35%, 12/8/2021 445,000 470,876
LYB International Finance III
LLC ,
3.38%, 5/1/2030 390,000 391,701
1,552,147
Commercial Services & Supplies 0.3%
GFL Environmental, Inc. ,
4.25%, 6/1/2025(a) 535,000 537,675
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 115,000 107,823
Consumer Finance 5.6%
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,352,045
3.70%, 8/3/2023 665,000 705,534
American Honda Finance
Corp. ,
2.20%, 6/27/2022 1,180,000 1,184,608
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 890,792
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 1,200,000 1,224,502
Ford Motor Credit Co. LLC ,
4.27%, 1/9/2027 340,000 289,000
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 435,000 394,205

Nationwide Loomis Short Term Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 230,453
3.35%, 2/15/2023(a) 395,000 385,972
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 488,720
Navient Corp. ,
7.25%, 1/25/2022 890,000 872,200
5.00%, 3/15/2027 135,000 113,670
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 971,995
1.80%, 2/6/2025 135,000 134,856
Synchrony Financial ,
2.85%, 7/25/2022 155,000 150,755
4.38%, 3/19/2024 120,000 117,906
Toyota Motor Credit Corp. ,
3.05%, 1/8/2021 1,235,000 1,248,913
3.00%, 4/1/2025 575,000 612,996
11,369,122
Containers & Packaging 0.1%
Avery Dennison Corp. ,
2.65%, 4/30/2030 75,000 73,237
Sonoco Products Co. ,
3.13%, 5/1/2030 155,000 155,093
228,330
Diversified Financial Services 0.6%
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 585,000 607,957
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 500,229
1,108,186
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 434,639
Electric Utilities 2.8%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 869,256
American Electric Power Co.,
Inc. ,
2.15%, 11/13/2020 1,635,000 1,643,915
2.30%, 3/1/2030 265,000 261,490
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,246,935
IPALCO Enterprises, Inc. ,
4.25%, 5/1/2030(a) 20,000 21,212
PacifiCorp ,
2.70%, 9/15/2030 235,000 253,572
Southern California Edison
Co. ,
2.25%, 6/1/2030 230,000 226,302
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 390,000 432,321
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 590,340
5,545,343
Energy Equipment & Services 0.2%
Halliburton Co. ,
2.92%, 3/1/2030 315,000 253,627
National Oilwell Varco, Inc. ,
3.60%, 12/1/2029 270,000 219,489
473,116
Equity Real Estate Investment Trusts (REITs) 1.5%
Digital Realty Trust LP ,
2.75%, 2/1/2023 1,235,000 1,259,187
GLP Capital LP ,
5.25%, 6/1/2025 600,000 583,560
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,154,986
2,997,733
Food & Staples Retailing 0.1%
Sysco Corp. ,
2.40%, 2/15/2030 135,000 123,716
Food Products 0.9%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 828,668
Cargill, Inc. ,
2.13%, 4/23/2030(a) 190,000 192,675
Conagra Brands, Inc. ,
(ICE LIBOR USD 3
Month + 0.50%), 1.82%,
10/9/2020(c) 200,000 198,919
Mondelez International, Inc. ,
2.75%, 4/13/2030 625,000 665,258
1,885,520
Gas Utilities 0.4%
CenterPoint Energy
Resources Corp. ,
3.55%, 4/1/2023 750,000 782,514
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co. ,
(ICE LIBOR USD 3
Month + 0.88%), 2.25%,
12/29/2020(c) 1,079,000 1,071,064
Zimmer Biomet Holdings, Inc. ,
(ICE LIBOR USD 3
Month + 0.75%), 1.80%,
3/19/2021(c) 1,395,000 1,379,935
3.05%, 1/15/2026 255,000 257,654
2,708,653
Health Care Providers & Services 1.5%
Cigna Corp. ,
3.75%, 7/15/2023 535,000 571,494
CVS Health Corp. ,
3.70%, 3/9/2023 1,150,000 1,218,547

48 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
McKesson Corp. ,
3.65%, 11/30/2020 1,270,000 1,286,303
3,076,344
Hotels, Restaurants & Leisure 1.4%
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 66,121
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 2.18%,
12/1/2020(c) 1,280,000 1,258,420
Royal Caribbean Cruises Ltd. ,
2.65%, 11/28/2020 750,000 682,347
Starbucks Corp. ,
2.00%, 3/12/2027 800,000 799,184
2,806,072
Household Durables 0.7%
DR Horton, Inc. ,
2.55%, 12/1/2020 720,000 717,690
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 595,424
1,313,114
Household Products 0.2%
Energizer Holdings, Inc. ,
6.38%, 7/15/2026(a) 435,000 452,357
Industrial Conglomerates 0.2%
General Electric Co. ,
3.45%, 5/1/2027 170,000 173,042
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 320,119
493,161
Insurance 3.0%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,217,204
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 319,721
Athene Global Funding ,
2.50%, 1/14/2025(a) 570,000 553,456
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.61%,
1/6/2023(a)(c) 1,205,000 1,156,536
Marsh & McLennan Cos., Inc. ,
3.50%, 12/29/2020 645,000 654,206
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,012,047
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 573,072
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 575,145
6,061,387
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,073,569
Internet & Direct Marketing Retail 1.3%
Booking Holdings, Inc. ,
4.10%, 4/13/2025 45,000 47,797
eBay, Inc. ,
2.15%, 6/5/2020 1,670,000 1,670,721
1.90%, 3/11/2025 605,000 602,049
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 285,000 290,644
2,611,211
IT Services 1.3%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 85,663
IBM Credit LLC ,
2.20%, 9/8/2022 620,000 638,859
International Business
Machines Corp. ,
1.70%, 5/15/2027 995,000 993,159
Western Union Co. (The) ,
4.25%, 6/9/2023 825,000 868,211
2,585,892
Leisure Products 0.2%
Hasbro, Inc. ,
3.55%, 11/19/2026 420,000 411,133
Machinery 0.2%
Westinghouse Air Brake
Technologies Corp. ,
(ICE LIBOR USD 3
Month + 1.30%), 2.04%,
9/15/2021(c) 400,000 385,925
Media 0.3%
Interpublic Group of Cos., Inc.
(The) ,
3.50%, 10/1/2020 295,000 296,897
ViacomCBS, Inc. ,
4.75%, 5/15/2025 290,000 310,402
607,299
Metals & Mining 0.4%
Freeport-McMoRan, Inc. ,
4.13%, 3/1/2028 705,000 653,888
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 194,904
848,792
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
3.63%, 2/1/2021 240,000 225,600
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 308,969
Series B, 3.60%, 3/15/2027 335,000 360,637

Nationwide Loomis Short Term Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc. ,
3.60%, 5/1/2030 85,000 94,836
764,442
Oil, Gas & Consumable Fuels 4.4%
Aker BP ASA ,
3.75%, 1/15/2030(a) 285,000 238,665
BP Capital Markets America,
Inc. ,
3.19%, 4/6/2025 485,000 508,949
Buckeye Partners LP ,
4.13%, 3/1/2025(a) 675,000 624,375
Ecopetrol SA ,
6.88%, 4/29/2030 500,000 511,250
EOG Resources, Inc. ,
4.38%, 4/15/2030 70,000 77,717
EQM Midstream Partners LP ,
4.75%, 7/15/2023 830,000 785,346
EQT Corp. ,
6.13%, 2/1/2025(e) 840,000 800,100
Equinor ASA ,
2.88%, 4/6/2025 485,000 508,128
Exxon Mobil Corp. ,
2.99%, 3/19/2025 490,000 523,286
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 681,197
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 739,018
MPLX LP ,
(ICE LIBOR USD 3 Month +
0.90%), 1.90%, 9/9/2021(c) 395,000 371,613
3.38%, 3/15/2023 780,000 766,190
ONEOK, Inc. ,
3.10%, 3/15/2030 580,000 467,286
Phillips 66 ,
(ICE LIBOR USD 3
Month + 0.60%), 2.25%,
2/26/2021(c) 1,215,000 1,191,021
8,794,141
Pharmaceuticals 1.6%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 745,456
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 403,715
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 102,070
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 728,808
Takeda Pharmaceutical Co.
Ltd. ,
4.00%, 11/26/2021 1,270,000 1,325,846
3,305,895
Road & Rail 1.1%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 876,930
4.00%, 7/15/2025(a) 70,000 74,087
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ryder System, Inc. ,
3.75%, 6/9/2023 380,000 393,753
3.88%, 12/1/2023 350,000 359,090
4.63%, 6/1/2025 490,000 522,126
2,225,986
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
3.13%, 4/15/2021(a) 615,000 619,136
4.70%, 4/15/2025(a) 295,000 325,282
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 600,000 620,949
Microchip Technology, Inc. ,
3.92%, 6/1/2021 230,000 233,725
1,799,092
Software 0.5%
Oracle Corp. ,
2.80%, 4/1/2027 580,000 622,383
VMware, Inc. ,
4.65%, 5/15/2027 390,000 413,401
1,035,784
Specialty Retail 0.3%
TJX Cos., Inc. (The) ,
3.75%, 4/15/2027 460,000 502,494
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
5.85%, 7/15/2025(a) 390,000 424,216
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 325,000 332,859
4.65%, 10/1/2024 490,000 520,392
1,277,467
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc. ,
5.38%, 5/15/2025(a) 160,000 160,000
Levi Strauss & Co. ,
5.00%, 5/1/2025(a) 185,000 186,693
VF Corp. ,
2.80%, 4/23/2027 235,000 240,932
587,625
Thrifts & Mortgage Finance 0.1%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 205,025
Tobacco 0.5%
Philip Morris International,
Inc. ,
1.50%, 5/1/2025 1,000,000 999,205
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 226,401
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 420,859

50 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
WW Grainger, Inc. ,
1.85%, 2/15/2025 535,000 550,009
1,197,269
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 331,367
Total Corporate Bonds
(cost $135,522,772)
136,431,312
Foreign Government Security 0.5%
MEXICO 0.5%
United Mexican States ,
3.90%, 4/27/2025 975,000 984,750
Total Foreign Government Security
(cost $965,201)
984,750
Mortgage-Backed Securities 1.5%
FHLMC Gold Pool
Pool# G11712
4.50%, 7/1/2020 938 989
Pool# G18065
5.00%, 7/1/2020 345 362
Pool# G11723
5.50%, 7/1/2020 257 257
Pool# G14899
3.00%, 11/1/2023 155,529 163,983
Pool# G13746
4.50%, 1/1/2025 88,964 95,229
Pool# J11719
4.00%, 2/1/2025 30,741 32,487
Pool# G13888
5.00%, 6/1/2025 24,418 25,632
Pool# J12635
4.00%, 7/1/2025 96,071 101,584
Pool# J12604
4.00%, 7/1/2025 91,458 96,694
Pool# G13908
4.00%, 10/1/2025 22,595 23,890
Pool# J19197
3.00%, 5/1/2027 283,379 299,434
Pool# G18437
3.00%, 6/1/2027 320,354 338,488
Pool# C00748
6.00%, 4/1/2029 9,322 10,512
Pool# C01418
5.50%, 10/1/2032 57,462 64,541
Pool# G01740
5.50%, 12/1/2034 32,820 37,522
Pool# G04342
6.00%, 4/1/2038 38,757 44,771
FHLMC Non Gold Pool
Pool# 972136
3.94%, 1/1/2034(b) 57,617 60,016
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 848191
4.03%, 12/1/2034(b) 212,382 215,112
FNMA Pool# 815323 ,
3.40%, 1/1/2035 (b) 59,296
60,101
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 35,627 37,379
Pool# 931892
4.50%, 9/1/2024 313,144 335,036
Pool# AL0802
4.50%, 4/1/2025 69,366 74,123
Pool# AB2518
4.00%, 3/1/2026 63,862 67,665
Pool# AB4998
3.00%, 4/1/2027 499,376 527,706
Pool# MA1174
3.00%, 9/1/2027 74,252 78,452
Pool# 190307
8.00%, 6/1/2030 741 891
Pool# 253516
8.00%, 11/1/2030 534 648
Pool# 725773
5.50%, 9/1/2034 70,309 80,375
Pool# 811773
5.50%, 1/1/2035 62,439 71,270
GNMA Pool# 5080 ,
4.00%, 6/20/2026 77,324
81,897
Total Mortgage-Backed Securities
(cost $2,927,786)
3,027,046
Total Investments
(cost $198,327,425) — 98.9%
199,248,040
Other assets in excess of
liabilities — 1.1% 2,149,361
NET ASSETS — 100.0%
$ 201,397,401
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$60,946,860 which represents 30.26% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

Nationwide Loomis Short Term Bond Fund - April 30, 2020 (Unaudited) - Statement of Investments - 51
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (13) 6/2020 USD (1,631,297) (50,206)
U.S. Treasury 10 Year Note (82) 6/2020 USD (11,403,125) (487,165)
U.S. Treasury 10 Year Ultra Note (21) 6/2020 USD (3,297,656) (7,261)
(544,632)
At April 30, 2020, the Fund had $227,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Assets:
Investment securities of affiliated issuers, at value $ — $ —
Investment securities of unaffiliated issuers, at value
*
370,963,798 1,071,335,607
Repurchase agreement, at value — 22,930
Cash 16,669,977 20,062,535
Deposits with broker for futures contracts — —
Interest receivable 1,844,201 7,201,171
Security lending income receivable — 202
Receivable for investments sold 93,750 102
Receivable for capital shares issued 79,401 34,138
Receivable for variation margin on futures contracts 1,160,847 —
Receivable for reimbursement from investment adviser (Note 3) 22,199 —
Prepaid expenses 46,277 47,958
Total Assets 390,880,450 1,098,704,643
Liabilities:
Payable for investments purchased 16,328,371 10,499,015
Distributions payable 9,600 22,529
Payable for capital shares redeemed 45,197 278,722
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) — 228,820
Accrued expenses and other payables:
Investment advisory fees 122,557 374,264
Fund administration fees 21,917 41,331
Distribution fees 4,463 3,718
Administrative servicing fees 6,841 23,083
Accounting and transfer agent fees 13,861 6,810
Trustee fees 1,359 4,186
Custodian fees 8,493 25,143
Compliance program costs (Note 3) 395 1,374
Professional fees 22,084 21,609
Printing fees 25,380 19,736
Other 5,577 7,386
Total Liabilities 16,616,095 11,557,726
Net Assets $ 374,264,355 $ 1,087,146,917
* Includes value of securities on loan (Note 2) — 226,128
Cost of investment securities of affiliated issuers — —
Cost of investment securities of unaffiliated issuers 360,354,231 1,046,071,687
Cost of repurchase agreement — 22,930
Represented by:
Capital $ 359,989,241 $ 1,063,339,717
Total distributable earnings (loss) 14,275,114 23,807,200
Net Assets $ 374,264,355 $ 1,087,146,917

Fixed lncome Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short-
Term Bond Fund
$ — $ — $ 944,996 $ —
407,666,685 238,357,979 505,456,702 199,248,040
242,000,000 — — —
986,141 3,004,480 10,267,206 2,706,331
— — 850,000 227,000
484,362 470,595 2,316,362 1,032,249
— — — —
— — 12,643,556 3,860,613
147,453 28,990 15,377 27,886
— 384,460 43,102 —
18 14,778 — 9,393
39,531 27,782 39,802 34,326
651,324,190 242,289,064 532,577,103 207,145,838
21,997,857 — 23,642,796 5,559,814
24 — 2,702 3,417
1,376,988 13,149 1,110,777 20,564
— — — 2,894
— — — —
150,771 49,322 162,868 57,135
25,394 18,486 23,902 18,132
2 2,125 4,701 8,601
3,399 2,878 161,735 13,659
133,247 7,841 7,712 6,985
2,032 889 1,473 899
19,469 4,927 9,586 5,632
462 249 325 293
12,365 16,075 21,517 21,409
66,858 23,520 21,756 22,294
13,099 9,245 7,643 6,709
23,801,967 148,706 25,179,493 5,748,437
$ 627,522,223 $ 242,140,358 $ 507,397,610 $ 201,397,401
— — — —
— — 937,810 —
407,666,840 224,897,714 490,740,128 198,327,425
242,000,000 — — —
$ 627,526,012 $ 236,459,107 $ 485,472,751 $ 207,767,826
(3,789) 5,681,251 21,924,859 (6,370,425)
$ 627,522,223 $ 242,140,358 $ 507,397,610 $ 201,397,401

54 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Net Assets:
Class A Shares $ 15,922,767 $ 18,168,487
Class C Shares 1,347,500 —
Class R Shares 273,645 —
Class R6 Shares 307,746,242 1,051,499,722
Investor Shares — —
Institutional Service Class Shares 48,974,201 17,478,708
Service Class Shares — —
Total $ 374,264,355 $ 1,087,146,917
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,570,512 1,725,572
Class C Shares 132,757 —
Class R Shares 26,975 —
Class R6 Shares 30,299,358 99,800,501
Investor Shares — —
Institutional Service Class Shares 4,824,010 1,658,464
Service Class Shares — —
Total 36,853,612 103,184,537
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.14(a) $ 10.53(b)
Class C Shares $ 10.15(d) $ —
Class R Shares $ 10.14 $ —
Class R6 Shares $ 10.16 $ 10.54
Investor Shares $ — $ —
Institutional Service Class Shares $ 10.15 $ 10.54
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.37 $ 11.00
Maximum Sales Charge:
Class A Shares 2.25% 4.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 55
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short-
Term Bond Fund
$ — $ 10,642,632 $ 12,675,114 $ 23,364,476
— — 3,428,244 6,250,185
— — — —
254,891,155 205,486,757 142,597,541 152,276,145
371,099,603 — — —
— 26,010,969 348,696,711 19,506,595
1,531,465 — — —
$ 627,522,223 $ 242,140,358 $ 507,397,610 $ 201,397,401
— 1,020,598 1,123,257 2,327,631
— — 305,664 615,138
— — — —
254,893,776 19,554,741 12,401,219 15,143,350
371,101,261 — — —
— 2,477,649 30,323,710 1,939,952
1,531,484 — — —
627,526,521 23,052,988 44,153,850 20,026,071
$ — $ 10.43(a) $ 11.28(c) $ 10.04(c)
$ — $ — $ 11.22(d) $ 10.16(d)
$ — $ — $ — $ —
$ 1.00 $ 10.51 $ 11.50 $ 10.06
$ 1.00 $ — $ — $ —
$ — $ 10.50 $ 11.50 $ 10.06
$ 1.00 $ — $ — $ —
$ — $ 10.67 $ 11.54 $ 10.27
–% 2.25% 2.25% 2.25%

56 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Fund
Nationwide Core
Plus Bond Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 5,493,491 $ 17,946,000
Interest income from affiliated issuers — —
Dividend income from unaffiliated issuers — 318,909
Income from securities lending (Note 2) — 2,849
Total Income 5,493,491 18,267,758
EXPENSES:
Investment advisory fees 743,936 2,496,525
Fund administration fees 84,289 187,670
Distribution fees Class A 18,604 25,659
Distribution fees Class C 6,038 —
Distribution fees Class R 664 —
Distribution fees Service Class — —
Administrative servicing fees Class A 2,234 9,922
Administrative servicing fees Class C 302 —
Administrative servicing fees Class R 168 —
Administrative servicing fees Institutional Service Class 20,337 9,910
Administrative servicing fees Investor — —
Administrative servicing fees Service Class — —
Registration and filing fees 33,247 22,219
Professional fees 27,967 42,411
Printing fees 14,077 12,834
Trustee fees 6,066 19,160
Custodian fees 8,532 27,092
Accounting and transfer agent fees 23,517 12,437
Compliance program costs (Note 3) 678 2,149
Other 7,831 16,348
Total expenses before fees waived and expenses reimbursed 998,487 2,884,336
Distribution fees voluntarily waived - Service Class (Note 3) — —
Investment advisory fees voluntarily waived (Note 3) — (62,940)
Administrative servicing fees voluntarily waived - Investor (Note 3) — —
Administrative servicing fees voluntarily waived - Service Class (Note 3) — —
Expenses reimbursed by adviser (Note 3) (133,671) —
Net Expenses 864,816 2,821,396
NET INVESTMENT INCOME 4,628,675 15,446,362
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers — —
Transactions in investment securities of unaffiliated issuers 890,905 19,996,414
Expiration or closing of futures contracts (Note 2) 1,417,616 —
Expiration or closing of option contracts written (Note 2) 61,179 —
TBA Sale Commitments — —
Net realized gains (losses) 2,369,700 19,996,414
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers — —
Investment securities of unaffiliated issuers (819,164) (7,774,970)
Futures contracts (Note 2) 4,050,590 —
Options contracts written (Note 2) (45,945) —
Net change in unrealized appreciation/depreciation 3,185,481 (7,774,970)
Net realized/unrealized gains (losses) 5,555,181 12,221,444
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 10,183,856 $ 27,667,806
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 57
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short-
Term Bond Fund
$ 3,763,086 $ 2,335,695 $ 6,149,872 $ 3,121,637
— — 1,636 —
11,828 — — —
— — – —
3,774,914 2,335,695 6,151,508 3,121,637
834,327 294,560 855,308 398,173
101,029 66,962 89,593 67,114
— 12,397 15,725 28,234
— — 13,160 23,150
— — — —
1,236 — — —
— 5,457 5,624 9,035
— — 1,579 2,161
— — — —
— 14,176 446,725 7,052
151,057 — — —
1,235 — — —
28,013 22,211 29,346 27,163
20,702 19,752 27,949 24,873
52,137 11,954 11,922 13,093
8,748 3,874 6,691 3,830
9,929 5,344 9,311 5,644
258,691 12,996 13,783 12,897
986 436 755 430
9,822 6,395 8,370 5,668
1,477,912 476,514 1,535,841 628,517
(232) — — —
(4,381) — — —
(23,330) — — —
(148) — — —
(226) (91,159) — (46,326)
1,449,595 385,355 1,535,841 582,191
2,325,319 1,950,340 4,615,667 2,539,446
— — 24,016 —
2,037 (261,326) 8,130,224 1,013,857
— (76,208) 214,333 80,142
— — — —
— — (3,340) —
2,037 (337,534) 8,365,233 1,093,999
— — 7,186 —
(155) 10,097,410 6,404,692 (2,088,096)
— (1,420,292) (611,356) (700,675)
— — — —
(155) 8,677,118 5,800,522 (2,788,771)
1,882 8,339,584 14,165,755 (1,694,772)
$ 2,327,201 $ 10,289,924 $ 18,781,422 $ 844,674

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 4,628,675 $ 10,968,478
Net realized gains (losses) 2,369,700 6,354,203
Net change in unrealized appreciation/depreciation 3,185,481 22,472,329
Change in net assets resulting from operations 10,183,856 39,795,010
Distributions to Shareholders From:
Distributable earnings:
Class A (182,947) (323,743)
Class C (10,208) (47,910)
Class R (2,813) (6,629)
Class R6 (4,150,975) (9,600,110)
Investor — —
Institutional Service Class (676,250) (1,387,566)
Service Class — —
Change in net assets from shareholder distributions (5,023,193) (11,365,958)
Change in net assets from capital transactions (1,190,000) (40,078,060)
Change in net assets 3,970,663 (11,649,008)
Net Assets:
Beginning of period 370,293,692 381,942,700
End of period $ 374,264,355 $ 370,293,692

Fixed Income Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 15,446,362 $ 36,734,558 $ 2,325,319 $ 10,197,617
19,996,414 6,820,265 2,037 (40)
(7,774,970) 72,383,970 (155) —
27,667,806 115,938,793 2,327,201 10,197,577
(268,391) (632,509) — —
— — — —
— — — —
(16,419,949) (36,751,648) (956,462) (4,285,515)
— — (1,363,053) (5,881,486)
(357,053) (679,817) — —
— — (5,814) (30,615)
(17,045,393) (38,063,974) (2,325,329) (10,197,616)
(119,674,914) (68,671,517) 89,616,717 (18,536,096)
(109,052,501) 9,203,302 89,618,589 (18,536,135)
1,196,199,418 1,186,996,116 537,903,634 556,439,769
$ 1,087,146,917 $ 1,196,199,418 $ 627,522,223 $ 537,903,634

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,006,984 $ 3,308,848
Proceeds from shares issued from class conversion (Note 1) 21,268 932,695
Dividends reinvested 175,390 305,579
Cost of shares redeemed (934,233) (2,813,543)
Total Class A Shares 2,269,409 1,733,579
Class C Shares
Proceeds from shares issued 391,507 492,447
Dividends reinvested 9,803 44,781
Cost of shares redeemed in class conversion (Note 1) (21,268) (932,695)
Cost of shares redeemed (218,530) (761,059)
Total Class C Shares 161,512 (1,156,526)
Class R Shares
Proceeds from shares issued 7,653 17,794
Dividends reinvested 4 11
Cost of shares redeemed (4,491) (8,116)
Total Class R Shares 3,166 9,689
Class R6 Shares
Proceeds from shares issued 13,028,648 3,415,380
Dividends reinvested 4,150,975 9,600,069
Cost of shares redeemed (17,061,878) (59,311,714)
Total Class R6 Shares 117,745 (46,296,265)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Institutional Service Class Shares
Proceeds from shares issued 6,538,632 12,129,394
Dividends reinvested 628,754 1,286,265
Cost of shares redeemed (10,909,218) (7,784,196)
Total Institutional Service Class Shares (3,741,832) 5,631,463
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (1,190,000) $ (40,078,060)

Fixed Income Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 747,469 $ 5,023,081 $ — $ —
— — — —
258,063 615,961 — —
(4,804,822) (5,487,079) — —
(3,799,290) 151,963 — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
45,774,327 84,281,218 98,851,186 78,631,196
16,304,007 36,503,261 956,299 4,284,979
(167,708,090) (197,856,651) (54,254,863) (112,610,410)
(105,629,756) (77,072,172) 45,552,622 (29,694,235)
— — 116,126,703 125,642,866
— — 1,341,321 5,809,573
— — (73,141,084) (120,221,166)
— — 44,326,940 11,231,273
4,911,715 19,884,914 — —
344,078 659,994 — —
(15,501,661) (12,296,216) — —
(10,245,868) 8,248,692 — —
— — 330,328 533,567
— — 5,814 30,615
— — (598,987) (637,316)
— — (262,845) (73,134)
$ (119,674,914) $ (68,671,517) $ 89,616,717 $ (18,536,096)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Fixed Income Funds
Nationwide Bond Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 300,443 343,043
Issued in class conversion (Note 1) 2,135 92,805
Reinvested 17,434 31,454
Redeemed (93,232) (292,898)
Total Class A Shares 226,780 174,404
Class C Shares
Issued 39,001 52,217
Reinvested 973 4,609
Redeemed in class conversion (Note 1) (2,133) (92,621)
Redeemed (21,812) (77,509)
Total Class C Shares 16,029 (113,304)
Class R Shares
Issued 760 1,838
Reinvested 1 1
Redeemed (449) (816)
Total Class R Shares 312 1,023
Class R6 Shares
Issued 1,302,276 353,030
Reinvested 411,921 987,583
Redeemed (1,700,400) (6,164,853)
Total Class R6 Shares 13,797 (4,824,240)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Institutional Service Class Shares
Issued 651,470 1,234,358
Reinvested 62,415 132,172
Redeemed (1,080,824) (795,400)
Total Institutional Service Class Shares (366,939) 571,130
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (110,021) (4,190,987)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 63
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
72,025 507,526 — —
— — — —
24,694 60,933 — —
(464,567) (546,695) — —
(367,848) 21,764 — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
4,390,480 8,335,352 98,851,187 78,631,196
1,558,846 3,609,463 956,299 4,284,979
(16,220,839) (19,783,905) (54,254,863) (112,610,410)
(10,271,513) (7,839,090) 45,552,623 (29,694,235)
— — 116,126,701 125,642,866
— — 1,341,322 5,809,568
— — (73,141,084) (120,221,166)
— — 44,326,939 11,231,268
470,893 1,961,699 — —
32,900 65,108 — —
(1,483,727) (1,211,148) — —
(979,934) 815,659 — —
— — 330,328 533,567
— — 5,815 30,615
— — (598,987) (637,316)
— — (262,844) (73,134)
(11,619,295) (7,001,667) 89,616,718 (18,536,101)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 1,950,340 $ 4,018,231
Net realized gains (losses) (337,534) (1,674,857)
Net change in unrealized appreciation/depreciation 8,677,118 17,334,974
Change in net assets resulting from operations 10,289,924 19,678,348
Distributions to Shareholders From:
Distributable earnings:
Class A (16,706) (211,366)
Class C — —
Class R6 (663,612) (4,638,174)
Institutional Service Class (63,054) (508,414)
Change in net assets from shareholder distributions (743,372) (5,357,954)
Change in net assets from capital transactions 2,030 (21,920,449)
Change in net assets 9,548,582 (7,600,055)
Net Assets:
Beginning of period 232,591,776 240,191,831
End of period $ 242,140,358 $ 232,591,776
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,392,337 $ 2,304,163
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 16,225 200,153
Cost of shares redeemed (1,714,043) (5,035,500)
Total Class A Shares 694,519 (2,531,184)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 30,257,240 14,814,319
Dividends reinvested 663,612 4,638,174
Cost of shares redeemed (33,815,963) (36,629,248)
Total Class R6 Shares (2,895,111) (17,176,755)
Institutional Service Class Shares
Proceeds from shares issued 4,407,033 1,849,506
Dividends reinvested 57,325 461,891
Cost of shares redeemed (2,261,736) (4,523,907)
Total Institutional Service Class Shares 2,202,622 (2,212,510)
Change in net assets from capital transactions $ 2,030 $ (21,920,449)

Fixed Income Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 4,615,667 $ 10,843,017 $ 2,539,446 $ 6,215,299
8,365,233 9,443,810 1,093,999 1,075,355
5,800,522 23,781,680 (2,788,771) 6,794,557
18,781,422 44,068,507 844,674 14,085,211
(223,625) (326,650) (225,304) (518,518)
(53,419) (79,805) (45,412) (163,920)
(812,749) (623,646) (1,973,748) (4,654,207)
(6,432,124) (10,140,343) (319,413) (963,158)
(7,521,917) (11,170,444) (2,563,877) (6,299,803)
92,387,334 (24,390,935) (37,982,434) (28,474,180)
103,646,839 8,507,128 (39,701,637) (20,688,772)
403,750,771 395,243,643 241,099,038 261,787,810
$ 507,397,610 $ 403,750,771 $ 201,397,401 $ 241,099,038
$ 204,946 $ 1,467,529 $ 2,829,712 $ 5,034,438
9,777 — 20,229 292,876
208,205 300,000 212,371 486,262
(798,228) (1,558,261) (2,144,363) (8,018,299)
(375,300) 209,268 917,949 (2,204,723)
379,834 1,181,867 1,261,877 936,156
43,719 64,935 42,835 156,122
(9,777) — (20,229) (292,876)
(534,326) (1,454,350) (1,450,880) (4,596,391)
(120,550) (207,548) (166,397) (3,796,989)
119,726,825 7,411,310 12,778,401 14,040,167
811,352 586,637 1,972,762 4,644,040
(7,038,270) (16,890,766) (36,727,755) (41,532,680)
113,499,907 (8,892,819) (21,976,592) (22,848,473)
38,688,405 63,607,139 2,615,467 31,995,718
6,429,903 10,133,104 313,587 944,197
(65,735,031) (89,240,079) (19,686,448) (32,563,910)
(20,616,723) (15,499,836) (16,757,394) 376,005
$ 92,387,334 $ (24,390,935) $ (37,982,434) $ (28,474,180)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 237,332 239,846
Issued in class conversion (Note 1) — —
Reinvested 1,620 20,573
Redeemed (169,191) (518,264)
Total Class A Shares 69,761 (257,845)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 2,940,440 1,498,260
Reinvested 64,608 471,971
Redeemed (3,366,244) (3,764,478)
Total Class R6 Shares (361,196) (1,794,247)
Institutional Service Class Shares
Issued 427,910 187,378
Reinvested 5,602 47,064
Redeemed (224,755) (461,631)
Total Institutional Service Class Shares 208,757 (227,189)
Total change in shares (82,678) (2,279,281)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
18,251 134,202 283,189 505,592
875 — 2,015 29,026
18,831 28,058 21,140 48,921
(72,310) (146,078) (215,447) (808,832)
(34,353) 16,182 90,897 (225,293)
34,237 109,423 126,033 93,866
3,981 6,110 4,213 15,524
(881) — (1,989) (28,657)
(48,516) (135,199) (144,064) (454,382)
(11,179) (19,666) (15,807) (373,649)
10,890,330 672,309 1,264,847 1,407,405
71,530 53,865 195,909 466,287
(627,248) (1,604,466) (3,704,239) (4,204,824)
10,334,612 (878,292) (2,243,483) (2,331,132)
3,423,970 5,879,420 259,130 3,230,290
570,629 930,755 31,112 94,860
(5,894,520) (8,206,754) (1,960,677) (3,277,813)
(1,899,921) (1,396,579) (1,670,435) 47,337
8,389,159 (2,278,355) (3,838,828) (2,882,737)

68 - Financial Highlights - April 30, 2020 (Unaudited) - Fixed Income Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bond Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.00 0.11 0.15 0.26 (0.12) — (0.12) $ 10.14 2.64% $ 15,922,767 0.72% 2.24% 0.79% 15.92%
Year Ended October 31, 2019 $ 9.27 0.26 0.74 1.00 (0.27) — (0.27) $ 10.00 10.93% $ 13,438,635 0.72% 2.69% 0.79% 38.73%
Year Ended October 31, 2018 $ 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) $ 9.27 (1.76)% $ 10,834,040 0.74% 2.71% 0.81% 47.75%
Year Ended October 31, 2017 $ 9.87 0.22 (0.12) 0.10 (0.23) (0.04) (0.27) $ 9.70 1.02% $ 12,010,761 0.74% 2.32% 0.80% 61.91%
Year Ended October 31, 2016 $ 9.64 0.20 0.24 0.44 (0.21) — (0.21) $ 9.87 4.59% $ 13,183,195 0.74% 2.04% 0.82% 115.77%
Year Ended October 31, 2015 $ 9.94 0.23 (0.18) 0.05 (0.24) (0.11) (0.35) $ 9.64 0.51% $ 15,305,931 0.78% 2.41% 0.99% 75.71%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.01 0.07 0.15 0.22 (0.08) — (0.08) $ 10.15 2.25% $ 1,347,500 1.49% 1.48% 1.56% 15.92%
Year Ended October 31, 2019 $ 9.28 0.19 0.74 0.93 (0.20) — (0.20) $ 10.01 10.07% $ 1,168,728 1.49% 1.95% 1.57% 38.73%
Year Ended October 31, 2018 $ 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) $ 9.28 (2.50)% $ 2,134,485 1.49% 1.95% 1.56% 47.75%
Year Ended October 31, 2017 $ 9.88 0.15 (0.12) 0.03 (0.16) (0.04) (0.20) $ 9.71 0.26% $ 2,952,903 1.49% 1.56% 1.55% 61.91%
Year Ended October 31, 2016 $ 9.65 0.12 0.24 0.36 (0.13) — (0.13) $ 9.88 3.80% $ 3,682,079 1.49% 1.28% 1.58% 115.77%
Year Ended October 31, 2015 $ 9.95 0.16 (0.19) (0.03) (0.16) (0.11) (0.27) $ 9.65 (0.25)% $ 3,366,151 1.54% 1.66% 1.76% 75.71%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.01 0.10 0.14 0.24 (0.11) — (0.11) $ 10.14 2.37%(g) $ 273,645 1.07% 1.91% 1.14% 15.92%
Year Ended October 31, 2019 $ 9.27 0.24 0.75 0.99 (0.25) — (0.25) $ 10.01 10.79% $ 266,824 0.95% 2.47% 1.02% 38.73%
Year Ended October 31, 2018 $ 9.71 0.22 (0.43) (0.21) (0.23) — (0.23) $ 9.27 (2.16)% $ 237,702 1.07% 2.34% 1.14% 47.75%
Year Ended October 31, 2017 $ 9.88 0.19 (0.13) 0.06 (0.19) (0.04) (0.23) $ 9.71 0.62% $ 699,767 1.14% 1.92% 1.20% 61.91%
Year Ended October 31, 2016 $ 9.65 0.16 0.24 0.40 (0.17) — (0.17) $ 9.88 4.16% $ 370,621 1.14% 1.64% 1.23% 115.77%
Year Ended October 31, 2015 $ 9.94 0.22 (0.20) 0.02 (0.20) (0.11) (0.31) $ 9.65 0.22% $ 438,245 1.20% 2.23% 1.46% 75.71%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 10.02 0.13 0.15 0.28 (0.14) — (0.14) $ 10.16 2.78% $ 307,746,242 0.44% 2.53% 0.51% 15.92%
Year Ended October 31, 2019 $ 9.28 0.29 0.75 1.04 (0.30) — (0.30) $ 10.02 11.34% $ 303,434,735 0.44% 2.98% 0.51% 38.73%
Year Ended October 31, 2018 $ 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) $ 9.28 (1.57)% $ 325,877,471 0.44% 3.01% 0.51% 47.75%
Year Ended October 31, 2017 $ 9.89 0.25 (0.12) 0.13 (0.26) (0.04) (0.30) $ 9.72 1.32% $ 341,836,155 0.44% 2.61% 0.50% 61.91%
Year Ended October 31, 2016 $ 9.66 0.23 0.24 0.47 (0.24) — (0.24) $ 9.89 4.89% $ 495,791,755 0.44% 2.32% 0.52% 115.77%
Year Ended October 31, 2015 $ 9.96 0.22 (0.14) 0.08 (0.27) (0.11) (0.38) $ 9.66 0.82% $ 334,795,513 0.44% 2.26% 0.54% 75.71%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.01 0.12 0.15 0.27 (0.13) — (0.13) $ 10.15 2.74% $ 48,974,201 0.52% 2.45% 0.59% 15.92%
Year Ended October 31, 2019 $ 9.28 0.28 0.74 1.02 (0.29) — (0.29) $ 10.01 11.16% $ 51,984,770 0.51% 2.90% 0.58% 38.73%
Year Ended October 31, 2018 $ 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) $ 9.28 (1.53)% $ 42,859,002 0.50% 2.95% 0.57% 47.75%
Year Ended October 31, 2017 $ 9.88 0.25 (0.13) 0.12 (0.25) (0.04) (0.29) $ 9.71 1.26% $ 49,456,395 0.50% 2.55% 0.56% 61.91%
Year Ended October 31, 2016 $ 9.65 0.22 0.24 0.46 (0.23) — (0.23) $ 9.88 4.84% $ 53,144,578 0.49% 2.28% 0.57% 115.77%
Year Ended October 31, 2015 $ 9.95 0.26 (0.18) 0.08 (0.27) (0.11) (0.38) $ 9.65 0.79% $ 50,016,098 0.50% 2.67% 0.71% 75.71%

Fixed Income Funds - April 30, 2020 (Unaudited) - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

70 - Financial Highlights - April 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Core Plus Bond Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.41 0.12 0.13 0.25 (0.13) — (0.13) $ 10.53 2.47% $ 18,168,487 0.83% 2.34% 0.84% 46.74%
Year Ended October 31, 2019 $ 9.74 0.28 0.68 0.96 (0.29) — (0.29) $ 10.41 10.03% $ 21,798,928 0.83% 2.80% 0.84% 113.81%
Year Ended October 31, 2018 $ 10.24 0.29 (0.49) (0.20) (0.30) — (0.30) $ 9.74 (2.01)% $ 20,176,256 0.86% 2.86% 0.86% 77.41%
Year Ended October 31, 2017 $ 10.36 0.27 (0.08) 0.19 (0.29) (0.02) (0.31) $ 10.24 1.80% $ 4,867,137 0.86% 2.60% 0.86% 90.67%
Year Ended October 31, 2016 $ 10.19 0.27 0.20 0.47 (0.30) — (0.30) $ 10.36 4.67% $ 4,432,115 0.86% 2.60% 0.86% 91.19%
Year Ended October 31, 2015 $ 10.28 0.25 (0.05) 0.20 (0.28) (0.01) (0.29) $ 10.19 1.95% $ 2,686,422 0.81% 2.41% 0.81% 77.82%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 10.42 0.14 0.13 0.27 (0.15) — (0.15) $ 10.54 2.65% $ 1,051,499,722 0.48% 2.69% 0.49% 46.74%
Year Ended October 31, 2019 $ 9.75 0.32 0.68 1.00 (0.33) — (0.33) $ 10.42 10.40% $ 1,146,899,846 0.48% 3.15% 0.49% 113.81%
Year Ended October 31, 2018 $ 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) $ 9.75 (1.65)% $ 1,149,050,660 0.49% 3.22% 0.49% 77.41%
Year Ended October 31, 2017 $ 10.37 0.30 (0.08) 0.22 (0.32) (0.02) (0.34) $ 10.25 2.18% $ 1,193,143,756 0.49% 2.96% 0.49% 90.67%
Year Ended October 31, 2016 $ 10.20 0.30 0.21 0.51 (0.34) — (0.34) $ 10.37 5.05% $ 1,035,970,447 0.49% 2.96% 0.49% 91.19%
Year Ended October 31, 2015 $ 10.29 0.28 (0.05) 0.23 (0.31) (0.01) (0.32) $ 10.20 2.27% $ 983,126,370 0.49% 2.73% 0.49% 77.82%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.42 0.14 0.13 0.27 (0.15) — (0.15) $ 10.54 2.61% $ 17,478,708 0.56% 2.61% 0.57% 46.74%
Year Ended October 31, 2019 $ 9.75 0.30 0.69 0.99 (0.32) — (0.32) $ 10.42 10.28% $ 27,500,644 0.58% 3.01% 0.59% 113.81%
Year Ended October 31, 2018 $ 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) $ 9.75 (1.76)% $ 17,769,200 0.60% 3.09% 0.60% 77.41%
Year Ended October 31, 2017 $ 10.37 0.29 (0.08) 0.21 (0.31) (0.02) (0.33) $ 10.25 2.07% $ 13,021,281 0.59% 2.83% 0.59% 90.67%
Year Ended October 31, 2016 $ 10.20 0.29 0.21 0.50 (0.33) — (0.33) $ 10.37 4.95% $ 6,722,061 0.59% 2.85% 0.59% 91.19%
Year Ended October 31, 2015 $ 10.28 0.27 (0.03) 0.24 (0.31) (0.01) (0.32) $ 10.20 2.32% $ 1,457,231 0.55% 2.67% 0.55% 77.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2020 (Unaudited) - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Nationwide Government Money
Market Fund
Class R6 Shares(e)
Six Months Ended April 30,
2020 (Unaudited) $ 1.00 — — — — —   — $ 1.00 0.46% $ 254,891,155 0.47% 0.87% 0.48% 37.96%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) —   (0.02) $ 1.00 1.90% $ 209,337,773 0.47% 1.89% 0.47% 0.00%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.21% $ 239,032,023 0.48% 1.18% 0.48% 0.00%
Year Ended October 31, 2017 $ 1.00 — — — — —   — $ 1.00 0.34% $ 291,012,172 0.46% 0.32% 0.47% 0.00%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 0.04% $ 406,423,512 0.47% 0.04% 0.51% 0.00%
Year Ended October 31, 2015 $ 1.00 — — —(f) — —   — $ 1.00 –(f) $ 543,749,831 0.23% – 0.50% 0.00%
Investor Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 1.00 — — — — —   — $ 1.00 0.42% $ 371,099,603 0.55% 0.81% 0.57% 37.96%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) —   (0.02) $ 1.00 1.84% $ 326,771,557 0.53% 1.82% 0.53% 0.00%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.13% $ 315,540,308 0.57% 1.11% 0.57% 0.00%
Year Ended October 31, 2017 $ 1.00 — — — — —   — $ 1.00 0.23% $ 332,105,990 0.57% 0.22% 0.62% 0.00%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 – $ 375,742,483 0.51% – 0.66% 0.00%
Year Ended October 31, 2015 $ 1.00 — — —(f) — —   — $ 1.00 –(f) $ 441,261,912 0.23% – 0.65% 0.00%
Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 1.00 — — — — —   — $ 1.00 0.34% $ 1,531,465 0.70% 0.71% 0.78% 37.96%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) —   (0.02) $ 1.00 1.62% $ 1,794,304 0.75% 1.61% 0.77% 0.00%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 0.94% $ 1,867,438 0.75% 0.92% 0.78% 0.00%
Year Ended October 31, 2017 $ 1.00 — — — — —   — $ 1.00 0.14% $ 2,131,600 0.66% 0.12% 0.77% 0.00%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 – $ 2,699,641 0.51% – 0.83% 0.00%
Year Ended October 31, 2015 $ 1.00 — — —(f) — —   — $ 1.00 –(f) $ 3,095,785 0.23% – 0.90% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f) Includes payment by the investment adviser to offset capital losses incurred by the Fund due to the sale of securities. The payment was less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period.
(g) Effective September 30, 2016, Prime Shares were renamed Investor Shares.

72 - Financial Highlights - April 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Inflation-Protected
Securities Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9.98 0.07 0.40 0.47 (0.02) — (0.02) $ 10.43 4.68% $ 10,642,632 0.63% 1.35% 0.74% 15.46%
Year Ended October 31, 2019 $ 9.38 0.14 0.66 0.80 (0.20) — (0.20) $ 9.98 8.58% $ 9,491,215 0.57% 1.46% 0.74% 14.70%
Year Ended October 31, 2018 $ 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) $ 9.38 (1.69)% $ 11,342,122 0.58% 1.98% 0.75% 13.69%
Year Ended October 31, 2017 $ 9.86 0.13 (0.19) (0.06) (0.10) — (0.10) $ 9.70 (0.59)% $ 950,316 0.62% 1.29% 0.71% 32.57%
Year Ended October 31, 2016 $ 9.36 0.19 0.31 0.50 — — — $ 9.86 5.34% $ 1,139,444 0.58% 1.95% 0.67% 0.00%
Year Ended October 31, 2015 $ 9.55 0.05 (0.24) (0.19) — — — $ 9.36 (1.94)% $ 65,519 0.54% 0.51% 0.59% 29.81%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 10.06 0.09 0.39 0.48 (0.03) — (0.03) $ 10.51 4.81% $ 205,486,757 0.30% 1.68% 0.38% 15.46%
Year Ended October 31, 2019 $ 9.46 0.17 0.66 0.83 (0.23) — (0.23) $ 10.06 8.82% $ 200,303,294 0.30% 1.74% 0.38% 14.70%
Year Ended October 31, 2018 $ 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) $ 9.46 (1.35)% $ 205,271,276 0.30% 2.55% 0.38% 13.69%
Year Ended October 31, 2017 $ 9.92 0.16 (0.19) (0.03) (0.12) — (0.12) $ 9.77 (0.26)% $ 212,806,407 0.30% 1.67% 0.39% 32.57%
Year Ended October 31, 2016 $ 9.39 0.04 0.49 0.53 — — — $ 9.92 5.64% $ 145,280,035 0.30% 0.39% 0.38% 0.00%
Year Ended October 31, 2015 $ 9.57 (0.01) (0.16) (0.17) (0.01) — (0.01) $ 9.39 (1.76)% $ 208,706,579 0.30% (0.07)% 0.34% 29.81%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.05 0.08 0.40 0.48 (0.03) — (0.03) $ 10.50 4.75% $ 26,010,969 0.42% 1.61% 0.50% 15.46%
Year Ended October 31, 2019 $ 9.45 0.16 0.66 0.82 (0.22) — (0.22) $ 10.05 8.70% $ 22,797,267 0.42% 1.62% 0.50% 14.70%
Year Ended October 31, 2018 $ 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) $ 9.45 (1.45)% $ 23,578,433 0.42% 2.13% 0.50% 13.69%
Period Ended October 31, 2017(h) $ 9.72 0.18 (0.03) 0.15 (0.11) — (0.11) $ 9.76 1.58% $ 428,652 0.49% 2.02% 0.58% 32.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

Fixed Income Funds - April 30, 2020 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Loomis Core Bond Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11.09 0.12 0.26 0.38 (0.12) (0.07) (0.19) $ 11.28 3.52% $ 12,675,114 0.84% 2.09% 0.84% 72.47%
Year Ended October 31, 2019 $ 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) $ 11.09 11.73% $ 12,836,362 0.90% 2.65% 0.90% 145.32%
Year Ended October 31, 2018 $ 10.71 0.23 (0.50) (0.27) (0.24) — (0.24) $ 10.20 (2.58)% $ 11,648,044 0.91% 2.16% 0.91% 289.06%
Year Ended October 31, 2017 $ 10.94 0.21 (0.12) 0.09 (0.22) (0.10) (0.32) $ 10.71 0.90% $ 25,793,140 0.89% 1.95% 0.89% 74.15%
Year Ended October 31, 2016 $ 10.69 0.21 0.28 0.49 (0.22) (0.02) (0.24) $ 10.94 4.63% $ 27,588,193 0.92% 1.96% 0.92% 57.39%
Year Ended October 31, 2015 $ 10.85 0.21 (0.08) 0.13 (0.22) (0.07) (0.29) $ 10.69 1.20% $ 24,955,130 0.94% 1.90% 0.94% 43.07%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11.02 0.09 0.27 0.36 (0.09) (0.07) (0.16) $ 11.22 3.38% $ 3,428,244 1.35% 1.60% 1.35% 72.47%
Year Ended October 31, 2019 $ 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) $ 11.02 11.22% $ 3,492,303 1.34% 2.23% 1.34% 145.32%
Year Ended October 31, 2018 $ 10.64 0.19 (0.50) (0.31) (0.19) — (0.19) $ 10.14 (2.90)% $ 3,413,350 1.33% 1.79% 1.33% 289.06%
Year Ended October 31, 2017 $ 10.87 0.16 (0.12) 0.04 (0.17) (0.10) (0.27) $ 10.64 0.47% $ 5,264,883 1.34% 1.52% 1.34% 74.15%
Year Ended October 31, 2016 $ 10.62 0.17 0.28 0.45 (0.18) (0.02) (0.20) $ 10.87 4.22% $ 7,248,212 1.34% 1.55% 1.34% 57.39%
Year Ended October 31, 2015 $ 10.79 0.16 (0.09) 0.07 (0.17) (0.07) (0.24) $ 10.62 0.67% $ 6,683,010 1.39% 1.47% 1.39% 43.07%
Class R6 Shares(f)
Six Months Ended April 30,
2020 (Unaudited) $ 11.30 0.13 0.28 0.41 (0.14) (0.07) (0.21) $ 11.50 3.72% $ 142,597,541 0.49% 2.37% 0.49% 72.47%
Year Ended October 31, 2019 $ 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) $ 11.30 12.14% $ 23,342,884 0.50% 3.00% 0.50% 145.32%
Year Ended October 31, 2018 $ 10.90 0.27 (0.50) (0.23) (0.28) — (0.28) $ 10.39 (2.14)% $ 30,609,113 0.48% 2.51% 0.48% 289.06%
Year Ended October 31, 2017 $ 11.13 0.25 (0.12) 0.13 (0.26) (0.10) (0.36) $ 10.90 1.27% $ 112,873,555 0.50% 2.27% 0.50% 74.15%
Year Ended October 31, 2016 $ 10.88 0.25 0.28 0.53 (0.26) (0.02) (0.28) $ 11.13 4.96% $ 332,764,296 0.50% 2.28% 0.50% 57.39%
Year Ended October 31, 2015 $ 11.05 0.25 (0.09) 0.16 (0.26) (0.07) (0.33) $ 10.88 1.48% $ 78,221,429 0.50% 2.29% 0.50% 43.07%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11.30 0.12 0.28 0.40 (0.13) (0.07) (0.20) $ 11.50 3.59% $ 348,696,711 0.74% 2.13% 0.74% 72.47%
Year Ended October 31, 2019 $ 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) $ 11.30 11.75% $ 364,079,222 0.75% 2.74% 0.75% 145.32%
Year Ended October 31, 2018 $ 10.91 0.25 (0.51) (0.26) (0.25) — (0.25) $ 10.40 (2.37)% $ 349,573,136 0.73% 2.31% 0.73% 289.06%
Year Ended October 31, 2017 $ 11.14 0.22 (0.11) 0.11 (0.24) (0.10) (0.34) $ 10.91 1.02% $ 479,210,207 0.74% 2.05% 0.74% 74.15%
Year Ended October 31, 2016 $ 10.89 0.23 0.28 0.51 (0.24) (0.02) (0.26) $ 11.14 4.72% $ 208,735,518 0.73% 2.13% 0.73% 57.39%
Year Ended October 31, 2015 $ 11.05 0.23 (0.08) 0.15 (0.24) (0.07) (0.31) $ 10.89 1.42% $ 453,413,985 0.69% 2.10% 0.69% 43.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

74 - Financial Highlights - April 30, 2020 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Loomis Short-Term Bond
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.08 0.10 (0.04) 0.06 (0.10) — (0.10) $ 10.04 0.59% $ 23,364,476 0.78% 1.97% 0.82% 67.95%
Year Ended October 31, 2019 $ 9.77 0.22 0.32 0.54 (0.23) — (0.23) $ 10.08 5.57% $ 22,553,900 0.78% 2.27% 0.81% 126.63%
Year Ended October 31, 2018 $ 9.92 0.16 (0.14) 0.02 (0.17) — (0.17) $ 9.77 0.24% $ 24,048,565 0.78% 1.66% 0.80% 134.55%
Year Ended October 31, 2017 $ 9.99 0.10 (0.05) 0.05 (0.12) — (0.12) $ 9.92 0.48% $ 48,678,419 0.78% 1.03% 0.79% 48.34%
Year Ended October 31, 2016 $ 9.95 0.09 0.06 0.15 (0.11) — (0.11) $ 9.99 1.49% $ 71,125,657 0.77% 0.87% 0.78% 48.30%
Year Ended October 31, 2015 $ 10.00 0.07 (0.02) 0.05 (0.10) — (0.10) $ 9.95 0.49% $ 81,296,544 0.76% 0.74% 0.78% 34.54%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.21 0.07 (0.05) 0.02 (0.07) — (0.07) $ 10.16 0.24% $ 6,250,185 1.27% 1.45% 1.31% 67.95%
Year Ended October 31, 2019 $ 9.89 0.18 0.32 0.50 (0.18) — (0.18) $ 10.21 5.07% $ 6,439,831 1.27% 1.74% 1.30% 126.63%
Year Ended October 31, 2018 $ 10.04 0.11 (0.14) (0.03) (0.12) — (0.12) $ 9.89 (0.26)% $ 9,932,901 1.27% 1.15% 1.28% 134.55%
Year Ended October 31, 2017 $ 10.11 0.05 (0.05) — (0.07) — (0.07) $ 10.04 (0.03)% $ 13,758,670 1.28% 0.51% 1.28% 48.34%
Year Ended October 31, 2016 $ 10.07 0.04 0.06 0.10 (0.06) — (0.06) $ 10.11 0.98% $ 16,553,778 1.25% 0.38% 1.28% 48.30%
Year Ended October 31, 2015 $ 10.12 0.03 (0.03) — (0.05) — (0.05) $ 10.07 0.04% $ 17,967,265 1.20% 0.28% 1.28% 34.54%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 10.10 0.11 (0.03) 0.08 (0.12) — (0.12) $ 10.06 0.76% $ 152,276,145 0.45% 2.30% 0.49% 67.95%
Year Ended October 31, 2019 $ 9.79 0.26 0.31 0.57 (0.26) — (0.26) $ 10.10 5.90% $ 175,635,446 0.45% 2.59% 0.48% 126.63%
Year Ended October 31, 2018 $ 9.94 0.20 (0.14) 0.06 (0.21) — (0.21) $ 9.79 0.57% $ 192,943,772 0.45% 2.02% 0.47% 134.55%
Year Ended October 31, 2017 $ 10.01 0.14 (0.06) 0.08 (0.15) — (0.15) $ 9.94 0.81% $ 219,909,663 0.45% 1.36% 0.45% 48.34%
Year Ended October 31, 2016 $ 9.97 0.12 0.06 0.18 (0.14) — (0.14) $ 10.01 1.82% $ 238,167,319 0.45% 1.20% 0.45% 48.30%
Year Ended October 31, 2015 $ 10.02 0.10 (0.02) 0.08 (0.13) — (0.13) $ 9.97 0.80% $ 182,244,438 0.45% 1.04% 0.45% 34.54%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10.10 0.11 (0.04) 0.07 (0.11) — (0.11) $ 10.06 0.73% $ 19,506,595 0.50% 2.25% 0.54% 67.95%
Year Ended October 31, 2019 $ 9.78 0.25 0.33 0.58 (0.26) — (0.26) $ 10.10 5.95% $ 36,469,861 0.50% 2.54% 0.53% 126.63%
Year Ended October 31, 2018 $ 9.94 0.19 (0.15) 0.04 (0.20) — (0.20) $ 9.78 0.40% $ 34,862,572 0.52% 1.91% 0.54% 134.55%
Year Ended October 31, 2017 $ 10.01 0.13 (0.06) 0.07 (0.14) — (0.14) $ 9.94 0.73% $ 55,172,194 0.53% 1.28% 0.53% 48.34%
Year Ended October 31, 2016 $ 9.96 0.11 0.07 0.18 (0.13) — (0.13) $ 10.01 1.85% $ 63,399,925 0.52% 1.12% 0.52% 48.30%
Year Ended October 31, 2015 $ 10.01 0.10 (0.02) 0.08 (0.13) — (0.13) $ 9.96 0.76% $ 91,631,542 0.49% 1.00% 0.49% 34.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 75
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Fund (“Bond”)
Nationwide Core Plus Bond Fund (“Core Plus Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class, Investor and
Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open
for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined

76 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 77
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 55,759,427 $ – $ 55,759,427
Collateralized Mortgage Obligations – 26,059,083 – 26,059,083
Commercial Mortgage-Backed Securities – 35,519,561 – 35,519,561
Corporate Bonds – 108,793,757 – 108,793,757
Futures Contracts 8,004,400 – – 8,004,400
Mortgage-Backed Securities – 82,103,004 – 82,103,004
Municipal Bonds – 1,605,474 – 1,605,474
U.S. Treasury Obligations – 61,123,492 – 61,123,492
Total Assets $ 8,004,400 $ 370,963,798 $ – $ 378,968,198
Liabilities:
Futures Contracts (4,903,626) – – (4,903,626)
Total Liabilities $ (4,903,626) $ – $ – $ (4,903,626)
Total $ 3,100,774 $ 370,963,798 $ – $ 374,064,572
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 22,444,121 $ – $ 22,444,121
Collateralized Mortgage Obligations – 12,164,897 – 12,164,897
Commercial Mortgage-Backed Securities – 42,738,445 – 42,738,445
Common Stocks – 270,629 – 270,629
  Corporate Bonds
Aerospace & Defense – 5,482,743 – 5,482,743
Air Freight & Logistics – 6,456,060 – 6,456,060
Airlines – 4,263,928 – 4,263,928
Auto Components – 4,412,500 – 4,412,500
Automobiles – 4,046,250 – 4,046,250
Banks – 25,047,063 – 25,047,063
Biotechnology – 15,505,766 – 15,505,766
Building Products – 882,500 – 882,500
Capital Markets – 45,440,650 – 45,440,650
Chemicals – 31,849,946 – 31,849,946
Commercial Services & Supplies – 5,020,923 – 5,020,923
Communications Equipment – 115,687 – 115,687
Construction & Engineering – 47,250 – 47,250

78 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Assets:
Consumer Finance $ – $ 14,399,606 $ – $ 14,399,606
Containers & Packaging – 236,000 – 236,000
Diversified Consumer Services – 3,235,600 – 3,235,600
Diversified Financial Services – 7,854,029 – 7,854,029
Diversified Telecommunication Services – 7,059,953 – 7,059,953
Electric Utilities – 32,038,328 – 32,038,328
Electrical Equipment – 8,740,156 – 8,740,156
Electronic Equipment, Instruments &
Components – 11,555,477 – 11,555,477
Energy Equipment & Services – 34,320 – 34,320
Equity Real Estate Investment Trusts
(REITs) – 2,689,051 – 2,689,051
Food Products – 1,023,750 – 1,023,750
Gas Utilities – 5,471,824 – 5,471,824
Health Care Equipment & Supplies – 6,443,439 – 6,443,439
Health Care Providers & Services – 28,935,861 – 28,935,861
Hotels, Restaurants & Leisure – 16,389,719 – 16,389,719
Household Durables – 2,091,675 – 2,091,675
Household Products – 7,510,667 – 7,510,667
Independent Power and Renewable
Electricity Producers – 104,750 – 104,750
Industrial Conglomerates – 17,291,218 – 17,291,218
Insurance – 13,917,028 – 13,917,028
Interactive Media & Services – 3,072,089 – 3,072,089
Internet & Direct Marketing Retail – 11,307,051 – 11,307,051
IT Services – 2,519,494 – 2,519,494
Leisure Products – 1,216,500 – 1,216,500
Machinery – 4,938,590 – 4,938,590
Media – 8,208,722 – 8,208,722
Metals & Mining – 2,146,046 – 2,146,046
Multiline Retail – 6,103,083 – 6,103,083
Multi-Utilities – 9,486,503 – 9,486,503
Oil, Gas & Consumable Fuels – 44,408,712 – 44,408,712
Paper & Forest Products – 5,502,780 – 5,502,780
Pharmaceuticals – 9,379,712 – 9,379,712
Professional Services – 2,275,203 – 2,275,203
Real Estate Management & Development – 3,667,709 – 3,667,709
Road & Rail – 11,244,237 – 11,244,237
Semiconductors & Semiconductor
Equipment – 10,944,257 – 10,944,257
Software – 17,952,351 – 17,952,351
Specialty Retail – 53,316,659 – 53,316,659
Technology Hardware, Storage &
Peripherals – 4,817,840 – 4,817,840
Textiles, Apparel & Luxury Goods – 1,768,723 – 1,768,723
Trading Companies & Distributors – 3,614,600 – 3,614,600
Water Utilities – 4,868,336 – 4,868,336
Wireless Telecommunication Services – 2,114,840 – 2,114,840
Total Corporate Bonds $ – $ 560,467,754 $ – $ 560,467,754
Mortgage-Backed Securities – 328,128,114 – 328,128,114
Municipal Bonds – 6,264,500 – 6,264,500
  Preferred Stocks
Consumer Finance – – – –
Energy Equipment & Services – 24,077 – 24,077
Insurance 5,765,659 – – 5,765,659
Mortgage Real Estate Investment Trusts
(REITs) 1,975,000 – – 1,975,000
Thrifts & Mortgage Finance 235,200 – – 235,200
Total Preferred Stocks $ 7,975,859 $ 24,077 $ – $ 7,999,936
Repurchase Agreement – 22,930 – 22,930
Short-Term Investment 205,890 – – 205,890

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 79
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 90,651,321 $ – $ 90,651,321
Total $ 8,181,749 $ 1,063,176,788 $ – $ 1,071,358,537
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,000,000 $ – $ – $ 2,000,000
Repurchase Agreements – 242,000,000 – 242,000,000
U.S. Government Agency Securities – 201,814,482 – 201,814,482
U.S. Treasury Obligations – 203,852,203 – 203,852,203
Total $ 2,000,000 $ 647,666,685 $ – $ 649,666,685
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,747,475 $ – $ 14,747,475
Collateralized Mortgage Obligations – 1,916,002 – 1,916,002
Commercial Mortgage-Backed Security – 150,746 – 150,746
Futures Contracts 1,556,048 – – 1,556,048
Mortgage-Backed Securities – 2,483,224 – 2,483,224
U.S. Government Agency Securities – 10,744,416 – 10,744,416
U.S. Treasury Obligations – 208,316,116 – 208,316,116
Total Assets $ 1,556,048 $ 238,357,979 $ – $ 239,914,027
Liabilities:
Futures Contracts (2,751,876) – – (2,751,876)
Total Liabilities $ (2,751,876) $ – $ – $ (2,751,876)
Total $ (1,195,828) $ 238,357,979 $ – $ 237,162,151
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 32,678,021 $ – $ 32,678,021
Collateralized Mortgage Obligations – 80,118,538 – 80,118,538
Commercial Mortgage-Backed Securities – 37,381,709 – 37,381,709
Corporate Bonds – 215,029,081 – 215,029,081
Foreign Government Security – 1,052,675 – 1,052,675
Mortgage-Backed Securities – 35,455,319 – 35,455,319
Short-Term Investments – 3,719,651 – 3,719,651
U.S. Treasury Obligations – 100,966,704 – 100,966,704
Total Assets $ – $ 506,401,698 $ – $ 506,401,698
Liabilities:
Futures Contracts (661,059) – – (661,059)
Total Liabilities $ (661,059) $ – $ – $ (661,059)
Total $ (661,059) $ 506,401,698 $ – $ 505,740,639
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 51,348,843 $ – $ 51,348,843
Collateralized Mortgage Obligations – 4,097,651 – 4,097,651
Commercial Mortgage-Backed Securities – 3,358,438 – 3,358,438
Corporate Bonds – 136,431,312 – 136,431,312
Foreign Government Security – 984,750 – 984,750
Mortgage-Backed Securities – 3,027,046 – 3,027,046
Total Assets $ – $ 199,248,040 $ – $ 199,248,040

80 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Transfers into or out of Level 3 are generally due to a change in market value methodology.
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (544,632) $ – $ – $ (544,632)
Total Liabilities $ (544,632) $ – $ – $ (544,632)
Total $ (544,632) $ 199,248,040 $ – $ 198,703,408
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended April 30, 2020, Core Plus Bond held one corporate bond and one preferred stock investment that were categorized as Level 3 investments which were each valued at $0.
Core Plus Bond
Corporate Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) 508 508
Realized Gains (Losses) — —
Purchases — —
Sales (637) (637)
Change in Unrealized Appreciation/
Depreciation 129 129
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2020 $ — $—
Change in Unrealized Appreciation/
Depreciation for Investments of
Unaffiliated Issuers Still Held as of
4/30/2020* $ 129 $129
* Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers."
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 81
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Option contracts written, at value”, in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of option contracts written and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.

82 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
The Funds' purchased options are disclosed in the
Statements of Assets and Liabilities under “Investment
securities of unaffiliated issuers, at value”, in the Statements of Investments and in the Statements of Operations under
“Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers”, as applicable.
At April 30, 2020, the Funds had no open option contracts.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest
rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2020:
Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk Receivable for variation margin on futures contracts $ 8,004,400
Total $ 8,004,400
Liabilities:
Futures Contracts(a)
Interest rate risk Receivable for variation margin on futures contracts (4,903,626)
Total $ (4,903,626)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk Receivable for variation margin on futures contracts $ 1,556,048
Total $ 1,556,048
Liabilities:
Futures Contracts(a)
Interest rate risk Receivable for variation margin on futures contracts (2,751,876)
Total $ (2,751,876)

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 83
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2020
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk Receivable for variation margin on futures contracts $ (661,059)
Total $ (661,059)
Short Term Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk Payable for variation margin on futures contracts $ (544,632)
Total $ (544,632)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Bond
Realized Gains (Losses): Total
Purchased Options(a)
Interest rate risk $ (101,556)
Written Options
Interest rate risk 61,179
Futures Contracts
Interest rate risk 1,417,616
Total $ 1,377,239
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (76,208)
Total $ (76,208)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 214,333
Total $ 214,333
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 80,142
Total $ 80,142
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities of unaffiliated issuers."
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ 92,181
Written Options
Interest rate risk (45,945)
Futures Contracts
Interest rate risk 4,050,590
Total $ 4,096,826

84 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2020, certain Funds have entered into futures contracts. The futures contract
agreement does not provide for a netting arrangement.
(f) TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (1,420,292)
Total $ (1,420,292)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (611,356)
Total $ (611,356)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (700,675)
Total $ (700,675)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities of unaffiliated issuers."
Bond
Options:
Average Value Purchased $1,339
Average Value Written $2,176
Average Number of Purchased Option Contracts 36
Average Number of Written Option Contracts 43
Futures Contracts:
Average Notional Balance Long $158,283,523
Average Notional Balance Short $ 91,440,342
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $26,628,708
Average Notional Balance Short $ 34,952,433
Core Bond
Futures Contracts:
Average Notional Balance Long $6,383,788
Average Notional Balance Short $ 19,261,221
Short Term Bond
Futures Contracts:
Average Notional Balance Long $4,055,519
Average Notional Balance Short $ 14,758,652

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 85
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(g) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load fee charged to the borrower with respect to the receipt of non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Core Plus Bond $ 228,820

86 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
(h) Joint Repurchase Agreements
During the six months ended April 30, 2020, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At April 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
During the six months ended April 30, 2020, Government
Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted
by the Board of Trustees and applicable guidance from the
SEC, transferred cash through a joint account at JPMorgan,
Government Money Market’s custodian, the daily aggregate
balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized
by U.S. Treasury or federal agency obligations. In a repo,
the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the
effective rate of return for the term of the agreement. For
repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of Assets
and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Core Plus Bond
BNP Paribas
Securities Corp. $ 22,930 $ – $ 22,930 $ (22,930) $ –
Total $ 22,930 $ – $ 22,930 $ (22,930) $ –
Amounts designated as “—” are zero or have been rounded to zero.
*
At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 87
At April 30, 2020, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement. The
Fund’s proportionate holding in joint repos was as follows:
At April 30, 2020, the joint repos on a gross basis were as follows:
ABN Amro Bank NV, 0.04%, dated 4/30/2020, due 5/1/2020, repurchase price $100,000,112, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 5.00%, maturing 10/1/2026 - 1/16/2062; total market value $102,423,390.
BNP Paribas SA, 1.60%, dated 2/3/2020, due 5/4/2020, repurchase price $130,525,777, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 8.75%, maturing 5/5/2020 - 11/15/2049; total market value $133,129,615.
BNP Paribas SA, 1.61%, dated 2/18/2020, due 6/18/2020, repurchase price $25,135,285, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.35% - 6.50%, maturing 8/31/2020 - 10/20/2049; total market value $25,636,171.
BNP Paribas SA, 0.63%, dated 3/9/2020, due 6/1/2020, repurchase price $25,036,750, collateralized by U.S. Government Agency and
Treasury Securities, ranging from 0.00% - 6.00%, maturing 9/17/2020 - 4/1/2050; total market value $25,562,285.
ING Financial Markets LLC, 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $163,000,090, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.63%, maturing 8/20/2020 - 8/15/2049; total market value $166,260,158.
Natixis Financial Products LLC, 0.04%, dated 4/30/2020, due 5/1/2020, repurchase price $100,000,112, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 1/28/2021 - 9/15/2065; total market value
$102,758,958.
Wells Fargo Securities LLC, 0.04%, dated 4/30/2020, due 5/1/2020, repurchase price $400,000,444, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.00%, maturing 11/25/2022 - 4/25/2050; total market value $408,083,106.
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
ABN Amro Bank
NV $ 50,000,000 $ – $ 50,000,000 $ (50,000,000) $ –
Government
Money Market BNP Paribas SA 30 ,000,000 – 30 ,000,000 ( 30 ,000,000) –
Government
Money Market BNP Paribas SA 5,000,000 – 5,000,000 (5,000,000) –
Government
Money Market BNP Paribas SA 8 ,000,000 – 8 ,000,000 ( 8 ,000,000) –
Government
Money Market
ING Financial
Markets LLC 24,000,000 – 24,000,000 (24,000,000) –
Government
Money Market
Natixis Financial
Products LLC 50,000,000 – 50,000,000 (50,000,000) –
Government
Money Market
Wells Fargo
Securities LLC 75,000,000 – 75,000,000 (75,000,000) –
Total $ 242,000,000 $ – $ 242,000,000 $ (242,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

88 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 89
of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2020, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Subadviser
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Thompson, Siegel & Walmsley LLC
Government Money Market Federated Investment Management Company
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Effective Advisory Fee Rate
Before Voluntary* Fee Waivers
and Expense Reimbursements
*
Effective Advisory Fee Rate
After Voluntary* Fee Waivers
Effective Advisory Fee Rate
After Voluntary* Fee Waivers
and Expense Reimbursements
Bond 0.40 % N/A 0.33%
Core Plus Bond 0.43 0.42% 0.42

90 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $350,913 during the six months ended April 30, 2020.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory Fee Rate
Before Voluntary* Fee Waivers
and Expense Reimbursements
*
Effective Advisory Fee Rate
After Voluntary* Fee Waivers
Effective Advisory Fee Rate
After Voluntary* Fee Waivers
and Expense Reimbursements
Government Money Market 0.30% 0.30% 0.30%
Inflation-Protected Securities 0.25 N/A 0.17
Core Bond 0.40 N/A 0.40
Short Term Bond 0.35 N/A 0.31
N/A — Not Applicable.
* Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Bond All Classes 0.44%
Core Plus Bond All Classes 0.79
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities Class A 0.30(b)
Class R6 0.30
Institutional Service Class 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2021, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the
Fund's Administrative Plan shall be limited to 0.75%.
(b) From November 1, 2019 through December 31, 2019, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's Administrative Services Plan were limited to 0.21%.
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
April 30, 2020
Amount Total
Bond $ 333,838 $ 270,795 $ 268,681 $ 133,671 $ 1,006,985
Core Plus Bond — — — — —
Government Money Market — 543 350 226 1,119
Inflation-Protected Securities 169,004 212,067 186,762 91,159 658,992
Core Bond — — — — —
Short Term Bond 9,796 54,951 75,886 46,326 186,959
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 91
During the six months ended April 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $596,657 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $5,434.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a
front-end sales charge on Class A shares. These fees are
deducted from, and are not included in, proceeds from sales
of Class A shares of the Funds. From these fees, NFD pays
sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds.
Core Plus Bond Class A sales charges range from 0.00% to
4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-
Protected Securities Class A sales charges range from 0.00%
to 2.25% based on the amount of the purchase. During the
six months ended April 30, 2020, the Funds imposed front-end sales charges of $29,139. From these fees, NFD retained a
portion amounting to $1,429.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 0.75% for Bond, Core Plus Bond, and
Inflation-Protected Securities and 0.50% for Core Bond and
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class A
Shares
Class C
Shares(a)
Class R
Shares(b)
Service Class
Shares
Bond 0.25% 1.00% 0.50% N/A
Core Plus Bond 0.25 N/A N/A N/A
Government Money Market N/A N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A N/A
Core Bond 0.25 0.75 N/A N/A
Short Term Bond 0.25 0.75 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

92 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
Short Term Bond. Class C CDSCs are 1.00% for Bond, Core
Bond, and Short Term Bond. During the six months ended April
30, 2020, the Funds imposed CDSCs of $354. NFD retained all
of the CDSCs imposed by the Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Class R, and Institutional Service Class shares of each of the Funds.
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Fund Class A Class C Class R
Institutional Service
Class
Bond 0.03% 0.05% 0.13% 0.08%
Core Plus Bond 0.10 N/A N/A 0.08
Inflation-Protected
Securities 0.11 N/A N/A 0.12
Core Bond 0.09 0.09 N/A 0.25
Short Term Bond 0.08 0.07 N/A 0.05
N/A — Not Applicable.
Fund Amount
Bond $23,041
Core Plus Bond 19,832
Government Money Market 152,292
Inflation-Protected Securities 19,633
Core Bond 453,928
Short Term Bond 18,248
Fund
% of Shares
Outstanding
Owned
Bond 83.49%
Core Plus Bond 85.27
Government Money Market 30.24
Inflation-Protected Securities 88.25
Core Bond 88.95
Short Term Bond 76.13

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 93
4. Investment in Affiliated Issuers
Core Bond invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2020 were as follows:
5. Line of Credit, Interfund Lending and Earnings Credit
The Trust, excluding Government Money Market, and NVIT
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment
fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on
the termination date. Borrowings under this arrangement bear accrue interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statements of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a
Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April
30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
6. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Core Bond
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
April 30, 2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. — — 666,704 (690,723) 24,016 3 — — 1,524 —
Nationwide Mutual
Insurance Co. 940,000 — 937,810 — — — 7,186 944,996 112 —
Total — 1,604,514 (690,723) 24,016 3 7,186 944,996 1,636 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.
Fund Purchases
*
Sales
*
Bond $ 82,055,235 $ 57,745,601
Core Plus Bond 535,826,570 663,309,008
Inflation-Protected Securities 36,197,683 40,132,699
Core Bond 403,457,374 309,786,463
Short Term Bond 152,774,279 192,028,029
* Includes purchases and sales of long-term U.S. Government securities, if any.

94 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
For the six months ended April 30, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“Ginnie Maes”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
Fund Purchases Sales
Bond $16,234,621 $–
Core Plus Bond 187,596,840 389,550,554
Inflation-Protected Securities 30,081,251 35,726,256
Core Bond 196,154,684 159,558,372
Short Term Bond 33,397,232 68,375,903
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 95
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

96 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Fixed Income Funds
9. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium
Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as shown in the following table. There was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10.  Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11.  Federal Tax Information
As of April 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Fund
Decrease to
Amortized
Cost Basis of
Investments
Increase to
Amortized
Cost Basis of
Investments
Bond $ (54,234) $ 54,234
Core Plus Bond (523,555) 523,555
Inflation-Protected Securities (559) 559
Core Bond (71,661) 71,661
Short Term Bond (2,782) 2,782
Fund % of Shares
Number of
Accounts
Bond 58.39% 4(a)
Core Plus Bond 25.61 2(a)
Government Money Market 53.81 3(a)
Inflation-Protected Securities 39.88 3(a)
Core Bond 61.84 2(a)
Short Term Bond 75.15 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond $ 360,422,685 $ 23,444,558 $ (9,802,671) $ 13,641,887
Core Plus Bond 1,047,061,236 48,730,690 (24,433,389) 24,297,301
Government Money Market 649,666,840 – (155) (155)
Inflation-Protected Securities 223,852,054 17,048,380 (3,738,283) 13,310,097
Core Bond 491,973,678 23,305,720 (9,538,759) 13,766,961
Short Term Bond 198,328,942 3,325,374 (2,950,908) 374,466
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 97
12.  Subsequent Events
On March 11, 2020, the Board of Trustees approved the
termination of Federated Investment Management Company
as subadviser of Nationwide Government Money Market
Fund and approved the appointment of Mellon Investments
Corporation to subadvise Nationwide Government Money
Market Fund. The change will be effective on or around June
30, 2020.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
13.  Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

98 - Supplemental Information - April 30, 2020 - Fixed Income Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Dynamic U.S. Growth Fund
Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Long/Short Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-
Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

Fixed Income Funds - April 30, 2020 - Supplemental Information - 99
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Advisers.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to the
Trustees regarding the Sub-Advisers; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Advisers’ personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Advisers’
investment processes; the Adviser’s risk assessment and
risk management capabilities; and the Adviser’s valuation
and valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Advisers.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for the each of the
Funds and the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods.
The Trustees considered that Nationwide Amundi Strategic
Income Fund, Nationwide Diamond Hill Large Cap Concentrated
Fund, Nationwide Dynamic US Growth Fund, Nationwide Fund,
Nationwide Geneva Small Cap Growth Fund, Nationwide Global
Sustainable Equity Fund, Nationwide Government Money
Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Multi-Cap Portfolio Fund, and Nationwide Ziegler
Equity Income Fund were shown to pay actual management
fees and to have total expense ratios at levels equal to or lower than their peer group medians, and, other than Nationwide
Multi-Cap Portfolio Fund, to have experienced three-year
performance at or above their peer group medians, or within
the third quintile of their peer group medians. With respect to
Nationwide Multi-Cap Portfolio Fund, the Trustees considered that the Fund had launched in December 2018 and additional
time was necessary to evaluate the Funds’ performance.
The Trustees considered, as to Nationwide Bailard Cognitive
Value Fund and Nationwide Geneva Mid Cap Growth Fund,
that each Fund was shown to pay actual management
fees and to have total expense ratios at a level lower than
its peer group median, and that, although each Fund had
underperformed over the three-year period, its investment
performance had improved for the one- and two-year periods
ended at the same date. As to those two Funds, the Trustees
also considered that each has been designated to be subject
to heightened review by the Trustees in the coming year in
light of its investment performance, and that, with respect
to Nationwide Bailard Cognitive Value Fund, the Adviser is
considering recommending changes to the Fund’s subadvisory
arrangements in the coming year. The Trustees determined
on the basis of all of the information presented to them that the expense and performance information of each of these Funds
was consistent with the continuation of the Fund’s advisory
agreement.
The Trustees considered, with respect to Nationwide Amundi
Global High Yield Fund, Nationwide Bailard Technology &
Science Fund, Nationwide International Small Cap Fund,
Nationwide Small Company Growth Fund, and Nationwide
U.S. Small Cap Value Fund, that, although each Fund was
shown to pay actual management fees above its peer group
median and in the fourth comparative quintile (or, in the case of Nationwide Small Company Growth Fund and Nationwide
U.S. Small Cap Value Fund, the fifth quintile), each Fund had a total expense ratio at a level at or lower than its peer group median. They considered, with respect to Nationwide Loomis
Short Term Bond Fund, that the Fund was shown to pay actual
management fees at approximately the median of its peer
group, and to have a total expense ratio at a level above the peer group median, but within the third comparative quintile.
They considered that each Fund, other than Nationwide U.S.
Small Cap Value Fund, had achieved performance for the
three-year period (or, if shorter, for the period since the Fund’s inception) above the median of its peers or if below the median, within the third quintile. The Trustees noted that Nationwide
U.S. Small Cap Value Fund’s three-year performance was
in the fourth quintile, specifically in the 64th percentile, and that the Fund had been designated for heightened review in
the coming year in light of that performance. The Trustees
determined on the basis of all of the information presented to them that the expense and performance information of each of these Funds was consistent with the continuation of the Fund’s advisory agreement.
The Trustees considered that, although each of Nationwide
Emerging Markets Debt Fund, Nationwide Core Plus Bond
Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide WCM Focused Small
Cap Fund had relatively high actual management fees and
total expenses (each in the fourth comparative quintile or, with respect to the actual management fees of Nationwide Core
Plus Bond Fund, in the fifth quintile), those fees and expenses were not so high as to preclude continuation of the Fund’s
contractual arrangements, particularly in light of each Fund’s three-year investment performance (or, if shorter, for the period since the Fund’s inception), which was at or above the peer
group median (or, in the case of Nationwide Loomis Core
Bond Fund, slightly below the peer group median, although
the Fund’s performance was generally above median since
the Fund’s current sub-adviser began managing the Fund in

100 - Supplemental Information - April 30, 2020 - Fixed Income Funds
November 2017) of its peers. As to Nationwide Core Plus
Bond Fund, the Trustees noted that during 2018 the Adviser
had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders. The
Trustees considered in respect of Nationwide WCM Focused
Small Cap Fund that the Adviser implemented in November
2019 a reduction in its advisory fee and increased the Fund’s expense limitation which have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 25 basis points.
As to Nationwide Long/Short Equity Fund, the Trustees
considered, although the Fund had achieved three-year
investment performance in the third comparative quintile
(slightly below the peer group median), both its actual
management fee and total expense ratio were above the peer
group median (and, in the case of the total expense ratio, in the fifth quintile). The Trustees considered that Management had placed the Fund on heightened review for the coming year in light of its total expense ratio and is exploring options to potentially lower the Fund’s total expense ratio.
As to Nationwide Bond Fund the Trustees noted that the Fund
was shown to pay actual management fees and to have a total
expense ratio at levels within the first quintile of the Fund’s peer group median. The Trustees noted that the Fund had
underperformed the peer group median over the past three
years, and considered Management’s statements regarding the
Fund’s favorable performance as against its benchmark and
regarding the principle reason for the Fund’s underperformance as against its peers, which has been the Fund’s relatively low allocation to corporate credit, which has outperformed.
As to Nationwide Bailard International Equities Fund, the
Trustees noted that, although the Fund’s actual management
fee was above the Fund’s peer group median in the fourth
quintile, the Fund’s total expense ratio was shown to be lower than its peer group median. The considered the Adviser’s
statement that, although the Fund’s performance had
improved somewhat in the most recent year, the Fund has
experience sustained underperformance, and that the Adviser
is considering additional steps to take in the coming year in light of that underperformance.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted
that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund and Nationwide
Long/Short Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor
the fees paid by the Funds without breakpoints to determine
whether breakpoints might become appropriate.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide Government Money Market Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, on behalf of the Nationwide
Government Money Market Fund (the “Fund”), the appointment
of Dreyfus Cash Investment Strategies, a division of BNY
Mellon Investment Adviser, Inc. (“Dreyfus”), as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-
advisory Agreement”). Dreyfus replaced Federated Investment
Management Company (“Federated”), the previous sub-adviser
to the Fund. The Board was provided with detailed materials
relating to Dreyfus in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Dreyfus under the Sub-advisory Agreement, including
information relating to Dreyfus’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of Dreyfus who would be managing the
Fund. The Board considered information concerning the past
performance record of Dreyfus in managing the investment
strategy it intended to use in managing the Fund’s assets.
The Board considered that the sub-advisory fee rate that NFA would pay to Dreyfus with respect to the Fund would be lower than the rate at which NFA previously paid sub-advisory fees to Federated. The Board took into account that NFA agreed to a voluntary waiver of its advisory fee in an amount equal to the sub-advisory fee reduction. The Board also considered that
the non-compensatory terms of the Sub-advisory Agreement
are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Dreyfus’s expected profitability as a result of the Sub-advisory Agreement to Dreyfus. The Board reviewed information regarding the
expected profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.

Fixed Income Funds - April 30, 2020 - Supplemental Information - 101
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

102 - Management Information - April 30, 2020 - Fixed Income Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

Fixed Income Funds - April 30, 2020 - Management Information - 103
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

104 - Management Information - April 30, 2020 - Fixed Income Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

Fixed Income Funds - April 30, 2020 - Market Index Definitions - 105
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

106 - Market Index Definitions - April 30, 2020 - Fixed Income Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

Fixed Income Funds - April 30, 2020 - Market Index Definitions - 107
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmana ged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

108 - Market Index Definitions - April 30, 2020 - Fixed Income Funds
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

Fixed Income Funds - April 30, 2020 - Glossary - 109
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

110 - Glossary - April 30, 2020 - Fixed Income Funds
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

Fixed Income Funds - April 30, 2020 - Glossary - 111
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds-prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Semiannual Report
April 30, 2020 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.
gov .

Message to Investors 1
Fund Overview 3
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 106
Statements of Operations 110
Statements of Changes in Net Assets 112
Financial Highlights 120
Notes to Financial Statements 129
Supplemental Information 151
Management Information 155
Market Index Definitions 158
Glossary 162

Nationwide Mutual Funds - April 30, 2020 (Unaudited) - Message to Investors - 1
Dear Investor,
During this time of unparalleled threat and uncertainty,
Nationwide has diligently sought to care for our associates, communities and, ultimately, you our investors. We remain
steadfastly committed to protecting people, businesses and
futures with extraordinary care. Equity markets experienced
an unprecedented period of volatility during the semiannual
reporting period beginning November 1, 2019 and ending April
30, 2020, as investors tried to make sense out of the coronavirus outbreak and the resulting shuttering of the economy.
Economic growth was moderate through the first half of the
reporting period before experiencing the sharpest contraction on record, with gross domestic product (GDP) growth of 2.1%
in the fourth quarter of 2019 plummeting to -4.8% for the
first quarter of 2020 and a forecasted -30% for the second
quarter. Corporate profit growth was weak, with 1.1% growth
in the fourth quarter of 2019 followed by a 13.3% decline in the first quarter of 2020 and a predicted 40+% decline in the second quarter. As the economy begins planning to reopen,
tremendous uncertainty surrounds the trajectory of the recovery and the long-term economic damage.
The S&P 500 was higher in three of the six months during
the reporting period
For the first half of the reporting period, markets were strong in reaction to the prospect of the end of the trade war with China and the gradual reacceleration of global economic growth. The
S&P 500
®
Index (S&P 500) returned 3.6% in November and
3.0% in December of 2019, finishing the year with a return
of 30.7%, the best result since 2013. The strength continued
through the first part of 2020, with the S&P 500 reaching a
record of 3,386 on February 19, up 5.0% for the year-to-date period. As the reality of the impact the coronavirus outbreak was having on the world became clearer, markets sharply retreated, taking a record-low 16 trading days to hit a 20% bear market and falling 34% by March 23. Since 1950, there have been
five previous occasions when the S&P 500 fell 30%, taking, on average, 297 trading days (roughly a year and two months). The previous quickest 30% drop was in 1987, at 70 trading days;
this time, in 2020, it took 20 days. Since then, we have seen volatility go in the opposite direction, with a 30% rally, finishing with just a 3.16% negative return during the reporting period.
Fixed-income returns were mixed, with long-dated Treasuries
showing strong returns on falling interest rates, though credit-
sensitive investments were weak on widening spreads.
International markets followed a similar pattern to U.S. markets for the reporting period, though both developed and emerging markets lagged the S&P 500, with the MSCI EAFE
®
Index
registering -14.2% and the MSCI Emerging Markets
®
Index
registering -10.5%. Investors initially were encouraged by the improving macroeconomic conditions, though the weight of the outbreak caused a flight to safety out of risk assets.
U.S. economic activity faces unprecedented challenges
from the outbreak, and lasting implications remain
unclear
While much of 2019 was characterized by near-universal
strong returns and low volatility for risk assets, this trend sharply reversed during the reporting period, with equities, commodities and spread-based bonds (bond types that price
and are measured by the difference in their yield versus a
Treasury yield, usually the 10-year Treasury) increasing.
Growth stocks substantially outperformed value, while large-
capitalization stocks beat small-cap stocks.
Fixed-income markets were mixed, with substantially lower
interest rates offset by widening credit spreads. The Federal
Reserve aggressively added stimulus, first by bringing the
federal funds target rate to effectively 0% by March 15,
followed by an aggressive bond-buying program that expanded
the balance sheet by $1.3 trillion to $5.3 trillion through the reporting period. Fed Chair Powell has indicated that the Fed will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the yield curve through the reporting period, with the
10-year yield falling from 1.69% to a record low of 0.62% as of
April 30, 2020. The 2-year yield dropped from 1.52% to 0.18%, widening the spread between the two yields to 0.44%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion, as it often leads to suboptimal outcomes.
Index
Annual Total Return
(as of April 30, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond -5.69%
Bloomberg Barclays
Municipal Bond -1.33%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 2.58%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 14.76%
Bloomberg Barclays U.S.
Aggregate Bond 4.86%
Bloomberg Barclays U.S.
Corporate High Yield -6.62%
MSCI EAFE
®
-14.21%
MSCI Emerging Markets
®
-10.50%
MSCI World ex USA -13.02%
Russell 1000
®
Growth 6.09%
Russell 1000
®
Value -13.66%
Russell 2000
®
-15.47%
S&P 500
®
-3.16%
Source: Morningstar

2 - Message to Investors - April 30, 2020 (Unaudited) - Nationwide Mutual Funds
As always, we feel that the best way for you to reach your
financial goals is to consistently adhere to a disciplined
and patient investment strategy. We urge investors to seek
investments based on a sound asset allocation strategy, a long-
term perspective and regular conversations with a financial
advisor.
At Nationwide, we continue to take a steady approach to
seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Fund Overview - 3
Asset Allocation
1
U.S. Treasury Obligations 38.7%
Mortgage-Backed Securities 27.1%
Corporate Bonds 26.3%
Commercial Mortgage-Backed Securities 2.1%
Foreign Government Securities 1.8%
Supranational 1.3%
Municipal Bonds 0.8%
U.S. Government Agency Securities 0.8%
Asset-Backed Securities 0.4%
Short-Term Investment
†
0.0%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Banks 5.0%
Oil, Gas & Consumable Fuels 1.9%
Electric Utilities 1.4%
Capital Markets 1.3%
Pharmaceuticals 1.1%
Health Care Providers & Services 1.1%
Diversified Telecommunication Services 0.9%
Insurance 0.8%
Media 0.8%
Beverages 0.8%
Other Industries
#
84.9%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 5/25/2050 1.2%
U.S. Treasury Notes, 1.50%, 9/30/2021 1.0%
U.S. Treasury Notes, 2.50%, 1/31/2024 0.9%
U.S. Treasury Bonds, 5.50%, 8/15/2028 0.9%
U.S. Treasury Notes, 2.00%, 7/31/2022 0.9%
U.S. Treasury Bonds, 3.00%, 11/15/2044 0.8%
U.S. Treasury Notes, 2.88%, 10/15/2021 0.8%
U.S. Treasury Bonds, 2.38%, 11/15/2049 0.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 5/25/2050 0.7%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 5/25/2050 0.7%
Other Holdings
#
91.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

4 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Asset Allocation
1
Common Stocks 96.8%
Short-Term Investment 2.0%
Repurchase Agreement 0.2%
Futures Contracts 0.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Pharmaceuticals 10.0%
Banks 7.5%
Insurance 4.9%
Food Products 4.0%
Oil, Gas & Consumable Fuels 3.6%
Chemicals 3.5%
Automobiles 2.9%
Machinery 2.8%
Capital Markets 2.6%
Textiles, Apparel & Luxury Goods 2.6%
Other Industries
#
55.6%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.6%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.0%
Roche Holding AG 2.0%
Novartis AG (Registered) 1.5%
Toyota Motor Corp. 1.1%
AstraZeneca plc 1.1%
ASML Holding NV 1.0%
SAP SE 1.0%
Novo Nordisk A/S Class B 0.9%
Sanofi 0.9%
Other Holdings
#
85.9%
100.0%
Top Countries
2
Japan 25.3%
United Kingdom 13.3%
Switzerland 10.6%
France 10.1%
Germany 8.3%
Australia 6.8%
Netherlands 4.3%
Hong Kong 3.1%
Sweden 2.5%
Spain 2.4%
Other Countries
#
13.3%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Mid Cap Market Index Fund - April 30, 2020 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 97.7%
Short-Term Investment 1.8%
Futures Contracts 0.4%
Repurchase Agreement 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 8.8%
Banks 6.2%
Insurance 4.7%
Software 4.5%
Semiconductors & Semiconductor Equipment 4.3%
Health Care Equipment & Supplies 4.3%
Machinery 4.1%
Hotels, Restaurants & Leisure 4.0%
Electronic Equipment, Instruments & Components 3.8%
Health Care Providers & Services 3.0%
Other Industries
#
52.3%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.8%
West Pharmaceutical Services, Inc. 0.9%
Domino's Pizza, Inc. 0.9%
Tyler Technologies, Inc. 0.8%
Teledyne Technologies, Inc. 0.8%
Catalent, Inc. 0.7%
Masimo Corp. 0.7%
Teradyne, Inc. 0.7%
FactSet Research Systems, Inc. 0.7%
Molina Healthcare, Inc. 0.7%
Other Holdings
#
91.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

6 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Asset Allocation
1
Common Stocks 97.9%
Futures Contracts 0.3%
Short-Term Investment 0.2%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 1.6%
100.0%
Top Industries
2
Software 8.7%
IT Services 5.6%
Interactive Media & Services 5.5%
Technology Hardware, Storage & Peripherals 5.4%
Pharmaceuticals 5.1%
Internet & Direct Marketing Retail 4.7%
Semiconductors & Semiconductor Equipment 4.5%
Banks 4.0%
Health Care Equipment & Supplies 3.7%
Health Care Providers & Services 3.0%
Other Industries
#
49.8%
100.0%
Top Holdings
2
Microsoft Corp. 5.7%
Apple, Inc. 5.1%
Amazon.com, Inc. 4.3%
Facebook, Inc., Class A 2.0%
Alphabet, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.7%
Johnson & Johnson 1.6%
Berkshire Hathaway, Inc., Class B 1.5%
Visa, Inc., Class A 1.3%
JPMorgan Chase & Co. 1.2%
Other Holdings
#
73.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 94.8%
Short-Term Investment 5.2%
Futures Contracts 0.9%
Repurchase Agreement 0.6%
Rights
†
0.0%
Liabilities in excess of other assets (1.5)%
100.0%
Top Industries
2
Biotechnology 9.0%
Banks 8.2%
Equity Real Estate Investment Trusts (REITs) 6.3%
Software 4.8%
Health Care Equipment & Supplies 4.5%
Semiconductors & Semiconductor Equipment 3.3%
Machinery 3.3%
Electronic Equipment, Instruments & Components 2.7%
Commercial Services & Supplies 2.4%
Health Care Providers & Services 2.2%
Other Industries
#
53.3%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 5.2%
Teladoc Health, Inc. 0.7%
Repligen Corp. 0.4%
Lumentum Holdings, Inc. 0.4%
Generac Holdings, Inc. 0.4%
Immunomedics, Inc. 0.3%
Amedisys, Inc. 0.3%
Haemonetics Corp. 0.3%
Novocure Ltd. 0.3%
Trex Co., Inc. 0.3%
Other Holdings
#
91.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

8 - Fund Overview - April 30, 2020 (Unaudited) - Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Asset Allocation
1
Common Stocks 99.2%
Short-Term Investment 1.4%
Exchange Traded Fund 0.5%
Repurchase Agreement 0.2%
Liabilities in excess of other assets (1.3)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 20.0%
Software 17.9%
IT Services 10.6%
Aerospace & Defense 8.4%
Life Sciences Tools & Services 6.7%
Biotechnology 5.8%
Communications Equipment 5.8%
Technology Hardware, Storage & Peripherals 4.3%
Health Care Equipment & Supplies 3.6%
Interactive Media & Services 2.4%
Other Industries
#
14.5%
100.0%
Top Holdings
2
Lockheed Martin Corp. 3.6%
Adobe, Inc. 3.2%
Thermo Fisher Scientific, Inc. 3.1%
Illumina, Inc. 2.9%
Biogen, Inc. 2.7%
Apple, Inc. 2.7%
NVIDIA Corp. 2.7%
ASML Holding NV (Registered), NYRS 2.6%
Mastercard, Inc., Class A 2.5%
Broadcom, Inc. 2.5%
Other Holdings
#
71.5%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2020.
2
Percentages indicated are based upon total investments as of April 30, 2020.

Index Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in
the Class at the beginning of the reporting period (November
1, 2019) and continued to hold your shares at the end of the reporting period (April 30, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from November 1, 2019 through April 30, 2020.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from November 1, 2019 through April 30, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 1,043.30 3.30 0.65
Hypothetical
(a)(b)
1,000.00 1,021.63 3.27 0.65
Class C Shares
Actual
(a)
1,000.00 1,039.80 6.75 1.33
Hypothetical
(a)(b)
1,000.00 1,018.25 6.67 1.33
Class R6 Shares
Actual
(a)
1,000.00 1,045.50 1.17 0.23
Hypothetical
(a)(b)
1,000.00 1,023.72 1.16 0.23
Institutional Service Class Shares
Actual
(a)
1,000.00 1,044.30 2.44 0.48
Hypothetical
(a)(b)
1,000.00 1,022.48 2.41 0.48

10 - Shareholder Expense Example - April 30, 2020 (Unaudited) - Index Funds
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 853.30 3.41 0.74
Hypothetical
(a)(b)
1,000.00 1,021.18 3.72 0.74
Class C Shares
Actual
(a)
1,000.00 849.40 6.53 1.42
Hypothetical
(a)(b)
1,000.00 1,017.80 7.12 1.42
Class R Shares
Actual
(a)
1,000.00 851.30 4.79 1.04
Hypothetical
(a)(b)
1,000.00 1,019.69 5.22 1.04
Class R6 Shares
Actual
(a)
1,000.00 855.20 1.48 0.32
Hypothetical
(a)(b)
1,000.00 1,023.27 1.61 0.32
Institutional Service Class Shares
Actual
(a)
1,000.00 854.60 2.21 0.48
Hypothetical
(a)(b)
1,000.00 1,022.48 2.41 0.48
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 846.00 3.08 0.67
Hypothetical
(a)(b)
1,000.00 1,021.53 3.37 0.67
Class C Shares
Actual
(a)
1,000.00 842.60 6.18 1.35
Hypothetical
(a)(b)
1,000.00 1,018.15 6.77 1.35
Class R Shares
Actual
(a)
1,000.00 844.80 4.54 0.99
Hypothetical
(a)(b)
1,000.00 1,019.94 4.97 0.99
Class R6 Shares
Actual
(a)
1,000.00 847.20 1.24 0.27
Hypothetical
(a)(b)
1,000.00 1,023.52 1.36 0.27
Institutional Service Class Shares
Actual
(a)
1,000.00 847.00 1.93 0.42
Hypothetical
(a)(b)
1,000.00 1,022.77 2.11 0.42
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 965.50 3.13 0.64
Hypothetical
(a)(b)
1,000.00 1,021.68 3.22 0.64
Class C Shares
Actual
(a)
1,000.00 962.60 6.20 1.27
Hypothetical
(a)(b)
1,000.00 1,018.55 6.37 1.27
Class R Shares
Actual
(a)
1,000.00 963.90 4.59 0.94
Hypothetical
(a)(b)
1,000.00 1,020.19 4.72 0.94
Class R6 Shares
Actual
(a)
1,000.00 967.50 0.98 0.20
Hypothetical
(a)(b)
1,000.00 1,023.87 1.01 0.20
Institutional Service Class Shares
Actual
(a)
1,000.00 966.10 2.20 0.45
Hypothetical
(a)(b)
1,000.00 1,022.63 2.26 0.45
Service Class Shares
Actual
(a)
1,000.00 965.10 2.93 0.60
Hypothetical
(a)(b)
1,000.00 1,021.88 3.02 0.60

Index Funds - April 30, 2020 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/19
Ending Account
Value($) 4/30/20
Expenses Paid
During Period ($)
11/1/19 - 4/30/20
Expense Ratio
During Period (%)
11/1/19 - 4/30/20
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 843.70 3.21 0.70
Hypothetical
(a)(b)
1,000.00 1,021.38 3.52 0.70
Class C Shares
Actual
(a)
1,000.00 841.10 6.27 1.37
Hypothetical
(a)(b)
1,000.00 1,018.05 6.87 1.37
Class R Shares
Actual
(a)
1,000.00 842.40 4.63 1.01
Hypothetical
(a)(b)
1,000.00 1,019.84 5.07 1.01
Class R6 Shares
Actual
(a)
1,000.00 845.90 1.29 0.28
Hypothetical
(a)(b)
1,000.00 1,023.47 1.41 0.28
Institutional Service Class Shares
Actual
(a)
1,000.00 844.60 2.43 0.53
Hypothetical
(a)(b)
1,000.00 1,022.23 2.66 0.53
Nationwide Ziegler NYSE Arca Tech 100 Index
Fund
Class A Shares
Actual
(a)
1,000.00 998.20 3.58 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Class C Shares
Actual
(a)
1,000.00 994.60 7.29 1.47
Hypothetical
(a)(b)
1,000.00 1,017.55 7.37 1.47
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 1.84 0.37
Hypothetical
(a)(b)
1,000.00 1,023.02 1.86 0.37
Institutional Service Class Shares
Actual
(a)
1,000.00 999.40 2.44 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
(a) Expenses are equal to the Fund’s annualiz ed expense ratio multiplied by the average account value from November 1,
2019 through April 30, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
American Airlines Pass-
Through Trust, Series
2013-2, Class A, 4.95%,
1/15/2023 117,954 104,493
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 181,932 158,311
262,804
Automobiles 0 .0%
†
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 4/15/2025 370,000 373,644
Credit Card 0 .4%
BA Credit Card Trust, Series
2018-A3, Class A3, 3.10%,
12/15/2023 2,500,000 2,575,198
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 644,045
3,219,243
Total Asset-Backed Securities
(cost $3,796,441)
3,855,691
Commercial Mortgage-Backed Securities 2 .1%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 488,253
CFCRE Commercial Mortgage
Trust, Series 2017-C8,
Class A4, 3.57%, 6/15/2050 850,000 889,072
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 685,011
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 522,874
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 980,000 1,027,577
COMM Mortgage Trust
Series 2013-CR12, Class
A4, 4.05%, 10/10/2046 300,000 318,129
Series 2014-CR16, Class
A4, 4.05%, 4/10/2047 750,000 789,141
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 600,000 615,926
Series K026, Class A2,
2.51%, 11/25/2022 200,000 207,425
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 106,641
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 106,256
Series K038, Class A1,
2.60%, 10/25/2023 70,993 72,765
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K037, Class A2,
3.49%, 1/25/2024 200,000 216,850
Series K066, Class A2,
3.12%, 6/25/2027 750,000 836,723
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 66,718 67,571
Series 2014-M2, Class
ASV2, 2.78%, 6/25/2021(a) 141,073 141,958
Series 2020-M5, Class A2,
2.21%, 1/25/2030 1,200,000 1,289,501
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 790,749
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 93,910 95,938
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 810,849
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 1,300,000 1,313,658
Series 2013-C10, Class
ASB, 3.91%, 7/15/2046(a) 857,698 880,640
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 250,000 264,953
Series 2014-C17, Class A5,
3.74%, 8/15/2047 1,500,000 1,570,687
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 900,000 947,114
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 808,565
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 162,571
Wells Fargo Commercial
Mortgage Trust, Series
2015-SG1, Class A4,
3.79%, 9/15/2048 1,700,000 1,798,262
WFRBS Commercial
Mortgage Trust
Series 2013-C11, Class A4,
3.04%, 3/15/2045 500,000 500,693
Series 2012-C7, Class A2,
3.43%, 6/15/2045 300,000 305,079
Total Commercial Mortgage-Backed
Securities
(cost $18,298,520) 18,631,431

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 13
Corporate Bonds 26 .3%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 183,186
3.20%, 3/1/2029 150,000 131,766
3.75%, 2/1/2050 250,000 199,832
General Dynamics Corp. ,
3.88%, 7/15/2021 150,000 154,400
4.25%, 4/1/2040 200,000 246,053
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 200,000 203,953
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 268,659
4.85%, 4/27/2035 55,000 68,044
Lockheed Martin Corp. ,
3.55%, 1/15/2026 150,000 168,471
3.60%, 3/1/2035 55,000 65,571
4.07%, 12/15/2042 91,000 112,754
4.09%, 9/15/2052 100,000 128,835
Northrop Grumman Corp. ,
2.93%, 1/15/2025 200,000 212,538
4.75%, 6/1/2043 250,000 323,759
Raytheon Co. ,
3.15%, 12/15/2024 75,000 80,420
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 200,000 216,149
4.13%, 11/16/2028 300,000 348,192
6.13%, 7/15/2038 150,000 222,664
4.50%, 6/1/2042 100,000 127,159
4.05%, 5/4/2047 100,000 122,426
Rockwell Collins, Inc. ,
3.50%, 3/15/2027 50,000 53,445
4.35%, 4/15/2047 100,000 120,866
Textron, Inc. ,
4.30%, 3/1/2024 250,000 261,139
4,020,281
Air Freight & Logistics 0 .2%
FedEx Corp. ,
4.00%, 1/15/2024 250,000 269,139
3.25%, 4/1/2026 45,000 46,560
3.30%, 3/15/2027 70,000 71,358
3.88%, 8/1/2042 50,000 47,507
4.55%, 4/1/2046 150,000 160,486
4.05%, 2/15/2048 75,000 73,929
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 258,547
2.50%, 9/1/2029 55,000 57,149
6.20%, 1/15/2038 205,000 297,998
3.40%, 9/1/2049 35,000 38,900
1,321,573
Auto Components 0 .0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 150,000 152,584
Aptiv plc ,
5.40%, 3/15/2049 50,000 49,442
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 71,207
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
Lear Corp. ,
5.25%, 5/15/2049 100,000 90,058
363,291
Automobiles 0 .1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 133,224
General Motors Co. ,
4.20%, 10/1/2027 250,000 223,598
Toyota Motor Corp. ,
3.42%, 7/20/2023 200,000 213,897
570,719
Banks 5 .0%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 517,078
Banco Santander SA ,
2.71%, 6/27/2024 200,000 205,407
4.25%, 4/11/2027 200,000 213,355
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 3.12%,
1/20/2023(b) 250,000 256,613
(ICE LIBOR USD 3
Month + 0.93%), 2.82%,
7/21/2023(b) 500,000 513,623
4.10%, 7/24/2023 250,000 270,507
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(b) 271,000 280,065
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(b) 250,000 264,394
3.88%, 8/1/2025 250,000 273,940
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(b) 100,000 100,624
4.45%, 3/3/2026 55,000 60,706
3.50%, 4/19/2026 145,000 157,653
4.25%, 10/22/2026 145,000 159,120
3.25%, 10/21/2027 250,000 267,164
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 301,590
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 278,175
(ICE LIBOR USD 3
Month + 1.31%), 4.27%,
7/23/2029(b) 500,000 568,449
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(b) 400,000 449,759
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 200,000 205,232
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 250,000 303,906

14 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b) 500,000 623,159
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b) 100,000 120,081
Bank of Montreal ,
2.90%, 3/26/2022 500,000 514,774
Bank of Nova Scotia (The) ,
2.70%, 3/7/2022 100,000 102,916
2.38%, 1/18/2023 350,000 359,925
2.70%, 8/3/2026 250,000 262,842
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(b) 200,000 207,807
3.65%, 3/16/2025 200,000 207,820
4.34%, 1/10/2028 250,000 269,171
4.84%, 5/9/2028 200,000 210,435
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 282,419
BBVA USA ,
3.88%, 4/10/2025 250,000 253,091
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 267,207
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(b) 250,000 254,407
Citibank NA ,
3.65%, 1/23/2024 500,000 537,566
Citigroup, Inc. ,
3.88%, 10/25/2023 100,000 106,811
3.75%, 6/16/2024 300,000 320,652
3.30%, 4/27/2025 155,000 164,052
3.70%, 1/12/2026 250,000 270,348
4.60%, 3/9/2026 105,000 115,766
(SOFR + 2.75%), 3.11%,
4/8/2026(b) 100,000 104,764
3.40%, 5/1/2026 200,000 212,429
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(b) 250,000 266,624
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 250,000 266,329
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 350,000 385,517
(SOFR + 1.42%), 2.98%,
11/5/2030(b) 250,000 256,262
(SOFR + 3.91%), 4.41%,
3/31/2031(b) 100,000 115,125
6.63%, 6/15/2032 182,000 237,255
(SOFR + 4.55%), 5.32%,
3/26/2041(b) 100,000 128,143
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
4.65%, 7/23/2048 250,000 307,200
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 250,640
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 105,903
Cooperatieve Rabobank UA ,
3.88%, 2/8/2022 250,000 260,403
3.38%, 5/21/2025 250,000 268,193
3.75%, 7/21/2026 250,000 263,049
5.25%, 5/24/2041 125,000 177,132
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 259,797
Discover Bank ,
4.20%, 8/8/2023 250,000 260,663
Fifth Third Bancorp ,
3.50%, 3/15/2022 300,000 310,991
3.95%, 3/14/2028 250,000 283,958
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(b) 200,000 205,081
3.60%, 5/25/2023 200,000 209,807
4.25%, 3/14/2024 250,000 265,238
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(b) 200,000 212,326
4.30%, 3/8/2026 200,000 221,100
3.90%, 5/25/2026 250,000 271,778
(ICE LIBOR USD 3
Month + 1.35%), 4.29%,
9/12/2026(b) 500,000 547,865
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(b) 600,000 657,240
ING Groep NV ,
3.55%, 4/9/2024 400,000 420,449
JPMorgan Chase & Co. ,
3.38%, 5/1/2023 250,000 261,786
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(b) 250,000 264,146
3.63%, 5/13/2024 350,000 377,244
3.13%, 1/23/2025 250,000 264,563
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 255,201
(SOFR + 1.59%), 2.00%,
3/13/2026(b) 100,000 100,971
3.30%, 4/1/2026 250,000 267,942
(SOFR + 1.85%), 2.08%,
4/22/2026(b) 100,000 101,405
4.13%, 12/15/2026 250,000 276,254
(ICE LIBOR USD 3
Month + 1.25%), 3.96%,
1/29/2027(b) 500,000 553,907
8.00%, 4/29/2027 202,000 267,247
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 275,000 284,853

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 100,000 102,244
(ICE LIBOR USD 3
Month + 1.36%), 3.88%,
7/24/2038(b) 300,000 338,924
(SOFR + 2.46%), 3.11%,
4/22/2041(b) 100,000 103,782
5.60%, 7/15/2041 200,000 278,298
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(b) 250,000 306,033
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 150,000 177,426
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 200,000 207,105
KeyCorp ,
2.55%, 10/1/2029 250,000 240,983
Korea Development Bank
(The) ,
4.63%, 11/16/2021 200,000 209,786
Kreditanstalt fuer
Wiederaufbau ,
2.00%, 11/30/2021 1,000,000 1,025,964
2.13%, 3/7/2022 1,000,000 1,032,961
1.63%, 2/15/2023 500,000 517,104
1.38%, 8/5/2024 500,000 517,433
2.88%, 4/3/2028 200,000 232,008
Landwirtschaftliche
Rentenbank ,
Series 36, 2.00%, 12/6/2021 500,000 512,875
Lloyds Bank plc ,
2.25%, 8/14/2022 200,000 202,428
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 265,771
4.34%, 1/9/2048 250,000 273,617
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 781,528
3.76%, 7/26/2023 200,000 211,655
3.85%, 3/1/2026 250,000 275,084
3.75%, 7/18/2039 200,000 220,562
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(b) 400,000 406,952
3.17%, 9/11/2027 250,000 261,565
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 206,740
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 270,904
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 250,000 256,861
PNC Bank NA ,
2.95%, 1/30/2023 350,000 364,687
3.30%, 10/30/2024 250,000 269,591
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 250,000 260,895
Royal Bank of Canada ,
2.80%, 4/29/2022 350,000 359,695
2.25%, 11/1/2024 250,000 255,963
Royal Bank of Scotland Group
plc ,
(ICE LIBOR USD 3
Month + 1.48%), 3.50%,
5/15/2023(b) 200,000 204,372
(ICE LIBOR USD 3
Month + 1.76%), 4.27%,
3/22/2025(b) 200,000 211,805
4.80%, 4/5/2026 250,000 275,949
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(b) 250,000 287,474
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 203,723
Santander UK plc ,
2.10%, 1/13/2023 200,000 201,375
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 750,000 766,761
2.45%, 9/27/2024 250,000 254,731
3.78%, 3/9/2026 250,000 274,335
3.20%, 9/17/2029 250,000 255,649
Toronto-Dominion Bank (The) ,
1.80%, 7/13/2021 750,000 756,238
Truist Bank ,
2.45%, 8/1/2022 500,000 510,637
Truist Financial Corp. ,
2.75%, 4/1/2022 250,000 256,461
2.85%, 10/26/2024 250,000 263,440
US Bancorp ,
4.13%, 5/24/2021 100,000 103,129
3.38%, 2/5/2024 250,000 268,527
2.40%, 7/30/2024 250,000 260,539
Series X, 3.15%, 4/27/2027 250,000 271,776
Wells Fargo & Co. ,
2.63%, 7/22/2022 250,000 256,010
3.75%, 1/24/2024 750,000 800,484
3.00%, 2/19/2025 60,000 62,829
3.00%, 4/22/2026 250,000 262,088
4.15%, 1/24/2029 100,000 113,134
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(b) 250,000 248,209
5.38%, 2/7/2035 118,000 153,294
5.61%, 1/15/2044 333,000 436,508
3.90%, 5/1/2045 400,000 459,443
4.40%, 6/14/2046 200,000 225,389
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(b) 200,000 262,567
Wells Fargo Bank NA ,
(ICE LIBOR USD 3 Month +
0.65%), 2.08%, 9/9/2022(b) 750,000 756,429
Westpac Banking Corp. ,
2.10%, 5/13/2021 100,000 100,935

16 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
3.30%, 2/26/2024 350,000 372,865
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(b) 150,000 148,097
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(b) 250,000 265,311
43,603,326
Beverages 0 .8%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 150,000 167,900
4.90%, 2/1/2046 415,000 478,823
Anheuser-Busch InBev
Finance, Inc. ,
3.30%, 2/1/2023 500,000 527,812
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 100,000 110,993
4.75%, 1/23/2029 100,000 115,688
4.38%, 4/15/2038 100,000 107,684
5.45%, 1/23/2039 100,000 120,482
4.60%, 4/15/2048 150,000 166,269
4.44%, 10/6/2048 130,000 141,373
5.55%, 1/23/2049 350,000 437,593
4.50%, 6/1/2050 200,000 223,835
5.80%, 1/23/2059 50,000 65,928
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 150,000 161,838
1.75%, 9/6/2024 250,000 256,177
2.90%, 5/25/2027 100,000 110,308
2.13%, 9/6/2029 50,000 51,799
4.20%, 3/25/2050 100,000 129,452
Constellation Brands, Inc. ,
3.50%, 5/9/2027 400,000 425,469
5.25%, 11/15/2048 100,000 123,288
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 206,320
Diageo Investment Corp. ,
2.88%, 5/11/2022 500,000 519,036
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 230,044
5.09%, 5/25/2048 175,000 221,159
Molson Coors Beverage Co. ,
3.50%, 5/1/2022 100,000 102,112
3.00%, 7/15/2026 95,000 94,279
5.00%, 5/1/2042 50,000 54,386
PepsiCo, Inc. ,
3.60%, 3/1/2024 250,000 273,409
2.25%, 3/19/2025 100,000 105,841
2.85%, 2/24/2026 175,000 190,977
2.63%, 7/29/2029 50,000 53,940
2.75%, 3/19/2030 100,000 109,415
4.45%, 4/14/2046 200,000 263,911
3.45%, 10/6/2046 100,000 114,663
3.38%, 7/29/2049 50,000 57,044
2.88%, 10/15/2049 100,000 107,196
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
3.63%, 3/19/2050 100,000 120,682
6,747,125
Biotechnology 0 .6%
AbbVie, Inc. ,
2.15%, 11/19/2021(c) 50,000 50,642
2.90%, 11/6/2022 500,000 519,900
2.30%, 11/21/2022(c) 100,000 102,488
2.60%, 11/21/2024(c) 300,000 312,152
3.20%, 5/14/2026 185,000 197,765
4.50%, 5/14/2035 135,000 157,342
4.30%, 5/14/2036 100,000 112,534
4.05%, 11/21/2039(c) 200,000 221,828
4.40%, 11/6/2042 75,000 87,472
4.88%, 11/14/2048 150,000 183,884
4.25%, 11/21/2049(c) 350,000 403,535
Amgen, Inc. ,
2.70%, 5/1/2022 500,000 515,276
4.56%, 6/15/2048 187,000 238,063
4.66%, 6/15/2051 279,000 365,052
Baxalta, Inc. ,
4.00%, 6/23/2025 30,000 32,877
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 105,558
2.25%, 5/1/2030 200,000 199,727
3.15%, 5/1/2050 155,000 151,983
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 439,244
3.65%, 3/1/2026 75,000 84,465
4.50%, 2/1/2045 100,000 128,998
4.75%, 3/1/2046 400,000 540,418
5,151,203
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 100,000 98,799
Carrier Global Corp. ,
2.24%, 2/15/2025(c) 250,000 248,165
2.49%, 2/15/2027(c) 250,000 239,509
3.58%, 4/5/2050(c) 150,000 135,292
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 150,000 146,904
Johnson Controls International
plc ,
3.90%, 2/14/2026 46,000 49,432
4.50%, 2/15/2047 100,000 113,483
Masco Corp. ,
3.50%, 11/15/2027 100,000 98,216
Owens Corning ,
4.30%, 7/15/2047 50,000 48,086
1,177,886
Capital Markets 1 .2%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 272,729
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 254,490

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
2.95%, 1/29/2023 100,000 104,813
Series G, 3.00%, 2/24/2025 105,000 113,145
3.30%, 8/23/2029 250,000 270,873
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 261,848
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029 250,000 281,681
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 142,377
Credit Suisse AG ,
2.10%, 11/12/2021 250,000 252,645
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 288,405
Deutsche Bank AG ,
Series D, 5.00%, 2/14/2022 250,000 254,255
4.10%, 1/13/2026 100,000 97,209
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 259,213
Goldman Sachs Group, Inc.
(The) ,
5.75%, 1/24/2022 250,000 267,610
(ICE LIBOR USD 3
Month + 0.99%), 2.90%,
7/24/2023(b) 500,000 511,922
3.63%, 2/20/2024 250,000 264,823
4.00%, 3/3/2024 250,000 268,623
3.50%, 4/1/2025 300,000 319,220
3.75%, 2/25/2026 315,000 339,426
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(b) 350,000 388,536
6.75%, 10/1/2037 100,000 136,574
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(b) 250,000 274,427
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 282,922
6.25%, 2/1/2041 250,000 347,707
5.15%, 5/22/2045 100,000 121,506
Intercontinental Exchange,
Inc. ,
3.45%, 9/21/2023 100,000 107,226
3.75%, 12/1/2025 80,000 88,446
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 99,420
Moody's Corp. ,
4.50%, 9/1/2022 100,000 106,322
Morgan Stanley ,
5.50%, 7/28/2021 150,000 157,323
2.75%, 5/19/2022 350,000 358,542
(SOFR + 1.15%), 2.72%,
7/22/2025(b) 250,000 257,303
4.00%, 7/23/2025 155,000 170,679
3.88%, 1/27/2026 250,000 274,904
(SOFR + 1.99%), 2.19%,
4/28/2026(b) 100,000 101,223
3.13%, 7/27/2026 250,000 265,235
4.35%, 9/8/2026 250,000 275,507
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
3.63%, 1/20/2027 250,000 271,956
3.95%, 4/23/2027 250,000 267,039
(SOFR + 3.12%), 3.62%,
4/1/2031(b) 100,000 109,742
7.25%, 4/1/2032 76,000 110,270
(ICE LIBOR USD 3
Month + 1.43%), 4.46%,
4/22/2039(b) 100,000 120,649
4.38%, 1/22/2047 250,000 311,475
(SOFR + 4.84%), 5.60%,
3/24/2051(b) 100,000 143,692
Northern Trust Corp. ,
3.38%, 8/23/2021 50,000 51,444
3.65%, 8/3/2028 50,000 55,974
S&P Global, Inc. ,
4.40%, 2/15/2026 250,000 288,291
3.25%, 12/1/2049 100,000 108,428
State Street Corp. ,
3.30%, 12/16/2024 155,000 169,251
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 250,000 256,726
10,904,046
Chemicals 0 .4%
Cabot Corp. ,
4.00%, 7/1/2029 100,000 102,831
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 100,000 104,902
4.25%, 10/1/2034 100,000 105,219
4.38%, 11/15/2042 250,000 267,305
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028 150,000 170,372
5.42%, 11/15/2048 100,000 129,246
Eastman Chemical Co. ,
3.60%, 8/15/2022 250,000 258,983
4.65%, 10/15/2044 100,000 114,001
Ecolab, Inc. ,
4.35%, 12/8/2021 81,000 85,710
3.25%, 1/14/2023 250,000 261,330
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 100,000 110,983
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 157,527
LyondellBasell Industries NV ,
6.00%, 11/15/2021 400,000 421,444
4.63%, 2/26/2055 100,000 105,329
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 49,989
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,315
5.88%, 12/1/2036 125,000 151,154
6.13%, 1/15/2041 100,000 126,342
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 104,686
Praxair, Inc. ,
3.20%, 1/30/2026 250,000 272,333
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 181,337

18 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 87,681
3,420,019
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
5.25%, 11/15/2021 350,000 371,345
3.20%, 3/15/2025 100,000 106,441
3.05%, 3/1/2050 50,000 50,945
Waste Management, Inc. ,
2.90%, 9/15/2022 300,000 311,925
3.90%, 3/1/2035 90,000 105,903
4.15%, 7/15/2049 100,000 127,170
1,073,729
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 162,397
5.50%, 1/15/2040 250,000 360,411
Juniper Networks, Inc. ,
3.75%, 8/15/2029 200,000 210,675
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 160,071
893,554
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 51,024
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 104,480
155,504
Consumer Finance 0 .6%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 250,000 210,438
Ally Financial, Inc. ,
8.00%, 11/1/2031 100,000 122,250
American Express Co. ,
2.50%, 8/1/2022 500,000 510,669
3.63%, 12/5/2024 150,000 159,429
4.05%, 12/3/2042 200,000 245,288
American Honda Finance
Corp. ,
2.20%, 6/27/2022 250,000 250,976
3.45%, 7/14/2023 100,000 103,536
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 361,267
3.75%, 4/24/2024 100,000 103,684
3.30%, 10/30/2024 100,000 101,947
3.75%, 3/9/2027 250,000 254,418
Discover Financial Services ,
4.50%, 1/30/2026 100,000 103,992
General Motors Financial Co.,
Inc. ,
4.38%, 9/25/2021 100,000 98,518
4.15%, 6/19/2023 500,000 485,433
5.25%, 3/1/2026 350,000 336,003
4.00%, 10/6/2026 250,000 227,041
John Deere Capital Corp. ,
2.65%, 1/6/2022 140,000 143,672
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
2.70%, 1/6/2023 200,000 207,443
2.25%, 9/14/2026 250,000 260,862
Synchrony Financial ,
4.50%, 7/23/2025 190,000 186,597
Toyota Motor Credit Corp. ,
3.00%, 4/1/2025 300,000 319,824
3.65%, 1/8/2029 250,000 274,722
5,068,009
Containers & Packaging 0 .0%
†
International Paper Co. ,
4.80%, 6/15/2044 250,000 281,577
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 111,406
392,983
Diversified Consumer Services 0 .1%
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,098
President & Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 56,738
3.30%, 7/15/2056 100,000 113,599
Princeton University ,
5.70%, 3/1/2039 200,000 298,831
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 35,977
519,243
Diversified Financial Services 0 .3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 211,786
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 105,403
5.00%, 4/20/2048 50,000 52,088
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 382,000 398,108
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 54,871
8.00%, 3/1/2032 61,000 94,716
Shell International Finance
BV ,
1.88%, 5/10/2021 250,000 250,998
2.00%, 11/7/2024 250,000 252,895
3.25%, 5/11/2025 250,000 267,556
4.13%, 5/11/2035 150,000 173,767
6.38%, 12/15/2038 250,000 358,685
4.00%, 5/10/2046 50,000 56,925
3.75%, 9/12/2046 150,000 161,493
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 105,030
2,544,321

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
3.80%, 3/15/2022 150,000 156,573
3.40%, 5/15/2025 250,000 264,757
3.60%, 7/15/2025 250,000 268,300
4.13%, 2/17/2026 250,000 275,227
2.95%, 7/15/2026 250,000 262,014
4.25%, 3/1/2027 250,000 275,509
4.30%, 2/15/2030 300,000 337,314
5.25%, 3/1/2037 250,000 296,609
5.35%, 9/1/2040 175,000 210,729
4.30%, 12/15/2042 267,000 290,321
4.65%, 6/1/2044 150,000 169,195
4.80%, 6/15/2044 150,000 171,821
5.45%, 3/1/2047 250,000 316,935
4.50%, 3/9/2048 410,000 469,036
4.55%, 3/9/2049 100,000 114,757
Bell Canada, Inc. ,
4.30%, 7/29/2049 100,000 118,940
British Telecommunications
plc ,
9.63%, 12/15/2030(d) 191,000 293,475
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 106,000 156,757
Orange SA ,
9.00%, 3/1/2031(d) 133,000 211,244
5.50%, 2/6/2044 100,000 143,126
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 216,402
5.52%, 3/1/2049 150,000 186,658
TELUS Corp. ,
4.30%, 6/15/2049 100,000 120,214
Verizon Communications, Inc. ,
3.50%, 11/1/2024 100,000 109,222
4.13%, 3/16/2027 250,000 290,184
4.33%, 9/21/2028 254,000 300,467
4.02%, 12/3/2029 300,000 349,454
4.40%, 11/1/2034 300,000 363,435
4.81%, 3/15/2039 269,000 346,008
3.85%, 11/1/2042 175,000 208,130
6.55%, 9/15/2043 250,000 373,902
4.52%, 9/15/2048 150,000 197,724
5.01%, 4/15/2049 95,000 133,209
7,997,648
Electric Utilities 1 .4%
AEP Transmission Co. LLC ,
Series M, 3.65%, 4/1/2050 200,000 239,588
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 185,060
Arizona Public Service Co. ,
4.20%, 8/15/2048 50,000 60,620
3.50%, 12/1/2049 100,000 110,538
Baltimore Gas & Electric Co. ,
3.20%, 9/15/2049 45,000 49,170
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 182,626
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029(c) 100,000 104,153
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 232,606
Connecticut Light & Power
Co. (The) ,
Series A, 3.20%, 3/15/2027 100,000 109,502
4.00%, 4/1/2048 100,000 125,310
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 50,000 70,533
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 270,691
3.70%, 3/15/2045 80,000 94,398
Duke Energy Corp. ,
3.05%, 8/15/2022 200,000 206,695
3.75%, 4/15/2024 150,000 163,214
3.75%, 9/1/2046 250,000 283,455
4.20%, 6/15/2049 150,000 182,071
Duke Energy Florida LLC ,
4.20%, 7/15/2048 50,000 63,923
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 294,434
Duke Energy Ohio, Inc. ,
Series A, 5.40%, 6/15/2033 51,000 64,293
3.70%, 6/15/2046 100,000 116,944
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 263,862
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 110,890
4.20%, 4/1/2049 150,000 189,926
Entergy Corp. ,
4.00%, 7/15/2022 200,000 211,431
Evergy Metro, Inc. ,
3.65%, 8/15/2025 100,000 110,133
Series 2019, 4.13%,
4/1/2049 150,000 188,059
Evergy, Inc. ,
4.85%, 6/1/2021 100,000 102,617
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 132,855
Exelon Corp. ,
3.50%, 6/1/2022(d) 250,000 257,592
4.05%, 4/15/2030 300,000 342,519
5.63%, 6/15/2035 250,000 326,971
FirstEnergy Corp. ,
Series C, 4.85%, 7/15/2047 100,000 129,017
Florida Power & Light Co. ,
4.05%, 10/1/2044 100,000 129,428
4.13%, 6/1/2048 150,000 199,116
3.15%, 10/1/2049 100,000 114,857
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 101,560
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 250,000 257,403
4.30%, 3/15/2042 100,000 116,316
Hydro-Quebec ,
8.40%, 1/15/2022 153,000 172,646

20 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Hydro-Quebec,
Series GF, 8.88%, 3/1/2026 109,000 157,561
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 94,997
MidAmerican Energy Co. ,
5.80%, 10/15/2036 200,000 278,109
Nevada Power Co. ,
5.45%, 5/15/2041 100,000 131,789
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 300,000 321,989
Northern States Power Co. ,
4.00%, 8/15/2045 85,000 105,331
2.90%, 3/1/2050 100,000 109,636
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 183,736
Oncor Electric Delivery Co.
LLC ,
5.75%, 3/15/2029 100,000 131,523
5.30%, 6/1/2042 150,000 215,486
PacifiCorp ,
5.25%, 6/15/2035 123,000 164,888
PPL Capital Funding, Inc. ,
5.00%, 3/15/2044 150,000 178,137
Progress Energy, Inc. ,
7.75%, 3/1/2031 164,000 233,072
Public Service Co. of
Colorado ,
3.60%, 9/15/2042 100,000 117,087
Public Service Electric & Gas
Co. ,
3.95%, 5/1/2042 200,000 243,897
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 250,000 253,265
2.85%, 8/1/2029 250,000 257,658
6.00%, 1/15/2034 123,000 157,765
4.00%, 4/1/2047 150,000 167,638
Series B, 4.88%, 3/1/2049 100,000 125,785
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 224,049
4.40%, 7/1/2046 250,000 300,799
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 113,187
Union Electric Co. ,
3.50%, 3/15/2029 100,000 111,247
3.25%, 10/1/2049 100,000 110,930
Virginia Electric & Power Co. ,
Series B, 4.20%, 5/15/2045 120,000 146,974
Wisconsin Electric Power Co. ,
2.95%, 9/15/2021 250,000 254,567
5.63%, 5/15/2033 41,000 53,324
Wisconsin Power & Light Co. ,
3.00%, 7/1/2029 250,000 270,762
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 173,494
12,055,704
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0 .1%
ABB Finance USA, Inc. ,
4.38%, 5/8/2042 100,000 122,683
Eaton Corp. ,
2.75%, 11/2/2022 250,000 258,633
4.00%, 11/2/2032 150,000 170,150
551,466
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 99,864
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 103,832
Corning, Inc. ,
2.90%, 5/15/2022 365,000 374,394
5.35%, 11/15/2048 100,000 129,938
3.90%, 11/15/2049 100,000 105,867
Tyco Electronics Group SA ,
3.50%, 2/3/2022 150,000 155,692
969,587
Energy Equipment & Services 0 .1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 145,000 137,881
3.14%, 11/7/2029 35,000 32,695
4.08%, 12/15/2047 100,000 84,665
Halliburton Co. ,
3.80%, 11/15/2025 54,000 52,153
6.70%, 9/15/2038 100,000 100,839
5.00%, 11/15/2045 200,000 162,355
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 100,000 69,264
639,852
Entertainment 0 .2%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 141,937
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026 50,000 53,894
3.70%, 12/1/2042 100,000 115,241
3.00%, 7/30/2046 60,000 61,826
Walt Disney Co. (The) ,
3.70%, 9/15/2024 100,000 109,359
3.35%, 3/24/2025 50,000 54,434
3.70%, 10/15/2025 100,000 110,907
7.28%, 6/30/2028 53,000 70,405
2.00%, 9/1/2029 100,000 99,967
6.55%, 3/15/2033 450,000 644,017
2.75%, 9/1/2049 100,000 96,368
4.70%, 3/23/2050 50,000 66,895
1,625,250
Equity Real Estate Investment Trusts (REITs) 0 .7%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 110,592
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 100,000 91,532

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp. ,
3.38%, 5/15/2024 500,000 533,538
4.40%, 2/15/2026 25,000 28,173
3.95%, 3/15/2029 100,000 111,930
3.70%, 10/15/2049 100,000 110,563
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 106,683
Boston Properties LP ,
2.75%, 10/1/2026 150,000 149,958
2.90%, 3/15/2030 100,000 97,679
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 100,546
Camden Property Trust ,
3.35%, 11/1/2049 100,000 104,696
Crown Castle International
Corp. ,
3.70%, 6/15/2026 280,000 304,049
4.00%, 11/15/2049 60,000 67,876
CubeSmart LP ,
3.00%, 2/15/2030 100,000 97,717
Duke Realty LP ,
3.88%, 10/15/2022 250,000 258,671
2.88%, 11/15/2029 40,000 41,556
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 30,838
3.20%, 11/18/2029 35,000 36,559
ERP Operating LP ,
2.85%, 11/1/2026 250,000 264,197
3.00%, 7/1/2029 100,000 104,559
2.50%, 2/15/2030 150,000 151,379
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 151,550
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 101,830
GLP Capital LP ,
5.38%, 11/1/2023 50,000 48,500
5.30%, 1/15/2029 50,000 47,970
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 92,585
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 300,000 308,879
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 94,633
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 97,193
Series H, 3.38%,
12/15/2029 50,000 43,001
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 93,354
Kimco Realty Corp. ,
4.45%, 9/1/2047 100,000 95,987
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 96,127
Realty Income Corp. ,
4.65%, 8/1/2023 250,000 266,183
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Realty Income Corp.,
3.25%, 6/15/2029 150,000 154,977
Regency Centers LP ,
4.65%, 3/15/2049 100,000 109,815
Sabra Health Care LP ,
3.90%, 10/15/2029 100,000 89,875
Service Properties Trust ,
4.38%, 2/15/2030 100,000 76,785
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 236,170
2.45%, 9/13/2029 100,000 89,954
4.75%, 3/15/2042 100,000 103,225
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 75,412
UDR, Inc. ,
3.20%, 1/15/2030 150,000 154,984
Ventas Realty LP ,
4.88%, 4/15/2049 150,000 144,384
Welltower, Inc. ,
4.13%, 3/15/2029 250,000 257,810
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 133,106
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 48,957
6,116,537
Food & Staples Retailing 0 .4%
Costco Wholesale Corp. ,
2.25%, 2/15/2022 85,000 87,657
2.75%, 5/18/2024 200,000 215,007
Kroger Co. (The) ,
4.00%, 2/1/2024 100,000 108,648
7.50%, 4/1/2031 178,000 252,250
5.40%, 1/15/2049 100,000 131,947
Sysco Corp. ,
3.55%, 3/15/2025 200,000 208,578
3.75%, 10/1/2025 75,000 77,656
3.30%, 7/15/2026 130,000 129,981
Walgreen Co. ,
3.10%, 9/15/2022 150,000 154,578
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 305,000 318,345
4.50%, 11/18/2034 155,000 170,699
Walmart, Inc. ,
3.40%, 6/26/2023 500,000 539,839
2.85%, 7/8/2024 250,000 268,658
3.55%, 6/26/2025 100,000 112,094
7.55%, 2/15/2030 82,000 123,828
5.25%, 9/1/2035 92,000 129,448
6.20%, 4/15/2038 198,000 303,860
4.05%, 6/29/2048 200,000 261,479
3,594,552
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 250,000 265,537
4.50%, 3/15/2049 100,000 134,839
Campbell Soup Co. ,
4.15%, 3/15/2028 150,000 169,829

22 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell Soup Co.,
4.80%, 3/15/2048 50,000 63,442
Conagra Brands, Inc. ,
4.60%, 11/1/2025 100,000 111,671
7.00%, 10/1/2028 154,000 198,952
5.40%, 11/1/2048 50,000 66,781
General Mills, Inc. ,
3.15%, 12/15/2021 200,000 205,588
4.20%, 4/17/2028 100,000 115,589
4.70%, 4/17/2048 50,000 66,753
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 157,985
3.13%, 11/15/2049 50,000 54,448
JM Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 115,120
Kellogg Co. ,
3.25%, 4/1/2026 40,000 42,538
4.30%, 5/15/2028 250,000 288,893
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 125,648
Mondelez International, Inc. ,
3.63%, 2/13/2026 250,000 276,251
Tyson Foods, Inc. ,
4.50%, 6/15/2022 250,000 264,204
4.55%, 6/2/2047 50,000 59,924
5.10%, 9/28/2048 100,000 129,749
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 261,154
2.13%, 9/6/2029 100,000 103,646
5.90%, 11/15/2032 50,000 70,915
3,349,456
Gas Utilities 0 .1%
Atmos Energy Corp. ,
2.63%, 9/15/2029 250,000 266,119
4.13%, 10/15/2044 100,000 124,129
Dominion Energy Gas
Holdings LLC ,
Series C, 3.90%,
11/15/2049 100,000 98,044
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 246,961
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 54,861
790,114
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 51,551
3.75%, 11/30/2026 226,000 260,886
5.30%, 5/27/2040 250,000 343,258
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 106,393
Becton Dickinson and Co. ,
3.13%, 11/8/2021 250,000 255,435
4.67%, 6/6/2047 100,000 125,178
Boston Scientific Corp. ,
4.70%, 3/1/2049 150,000 187,693
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 47,250
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
DH Europe Finance II Sarl,
3.25%, 11/15/2039 100,000 108,413
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 124,694
Medtronic, Inc. ,
3.15%, 3/15/2022 135,000 141,031
4.38%, 3/15/2035 75,000 95,319
4.63%, 3/15/2045 150,000 203,058
Stryker Corp. ,
3.38%, 11/1/2025 80,000 88,350
3.50%, 3/15/2026 35,000 38,724
Zimmer Biomet Holdings, Inc. ,
3.38%, 11/30/2021 150,000 153,084
2,330,317
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 26,285
Aetna, Inc. ,
6.63%, 6/15/2036 100,000 139,136
3.88%, 8/15/2047 100,000 109,163
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 104,278
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 107,542
4.65%, 8/15/2044 250,000 306,478
3.70%, 9/15/2049 100,000 108,509
Cardinal Health, Inc. ,
3.75%, 9/15/2025 170,000 181,876
4.37%, 6/15/2047 100,000 104,436
Cigna Corp. ,
3.40%, 9/17/2021 100,000 102,886
3.90%, 2/15/2022(c) 250,000 260,367
3.25%, 4/15/2025(c) 100,000 106,650
4.50%, 2/25/2026(c) 100,000 113,499
3.05%, 10/15/2027(c) 100,000 104,550
4.38%, 10/15/2028 200,000 228,976
4.80%, 7/15/2046(c) 150,000 185,746
4.90%, 12/15/2048 150,000 193,130
CommonSpirit Health ,
4.35%, 11/1/2042 50,000 49,868
4.19%, 10/1/2049 25,000 24,434
CVS Health Corp. ,
3.50%, 7/20/2022 150,000 156,012
3.70%, 3/9/2023 250,000 264,902
2.63%, 8/15/2024 50,000 52,056
4.10%, 3/25/2025 250,000 275,776
3.00%, 8/15/2026 50,000 53,102
4.30%, 3/25/2028 450,000 510,285
3.25%, 8/15/2029 50,000 53,487
3.75%, 4/1/2030 100,000 111,084
4.88%, 7/20/2035 100,000 122,208
4.78%, 3/25/2038 250,000 295,087
4.13%, 4/1/2040 100,000 112,216
5.05%, 3/25/2048 400,000 506,888
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 138,000 162,390

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.00%, 3/15/2024 200,000 216,955
4.50%, 2/15/2027 250,000 270,503
5.13%, 6/15/2039 30,000 34,989
5.25%, 6/15/2049 200,000 238,768
Humana, Inc. ,
3.15%, 12/1/2022 250,000 258,549
2.90%, 12/15/2022 250,000 257,988
3.95%, 8/15/2049 100,000 112,744
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 181,242
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 200,000 209,904
2.95%, 12/1/2029 200,000 207,881
McKesson Corp. ,
3.95%, 2/16/2028 100,000 111,029
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 20,944
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 16,081
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 56,611
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 13,735
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 40,572
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 500,000 514,899
3.70%, 12/15/2025 250,000 280,724
3.38%, 4/15/2027 250,000 277,056
2.88%, 8/15/2029 50,000 54,197
4.63%, 7/15/2035 25,000 31,474
5.80%, 3/15/2036 200,000 273,073
3.70%, 8/15/2049 200,000 234,914
3.88%, 8/15/2059 150,000 182,679
9,330,813
Hotels, Restaurants & Leisure 0 .2%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 97,190
Marriott International, Inc. ,
Series N, 3.13%,
10/15/2021 250,000 243,915
McDonald's Corp. ,
3.35%, 4/1/2023 250,000 265,835
3.50%, 7/1/2027 100,000 110,306
3.60%, 7/1/2030 100,000 112,837
4.88%, 7/15/2040 50,000 59,887
4.88%, 12/9/2045 250,000 312,729
3.63%, 9/1/2049 100,000 109,451
4.20%, 4/1/2050 100,000 119,097
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 208,902
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 109,344
4.00%, 11/15/2028 250,000 280,369
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
4.45%, 8/15/2049 100,000 119,628
2,149,490
Household Durables 0 .0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 84,830
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 102,826
187,656
Household Products 0 .1%
Colgate-Palmolive Co. ,
2.45%, 11/15/2021 100,000 101,138
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 95,689
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 227,243
3.50%, 10/25/2047 100,000 124,800
3.60%, 3/25/2050 100,000 127,225
676,095
Independent Power and Renewable Electricity Producers
0 .1%
Exelon Generation Co. LLC ,
5.75%, 10/1/2041 150,000 153,493
5.60%, 6/15/2042 100,000 106,869
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 85,343
Southern Power Co. ,
4.15%, 12/1/2025 250,000 273,758
619,463
Industrial Conglomerates 0 .3%
3M Co. ,
3.00%, 8/7/2025 250,000 269,959
3.38%, 3/1/2029 100,000 111,181
5.70%, 3/15/2037 50,000 68,575
3.25%, 8/26/2049 125,000 137,222
General Electric Co. ,
2.70%, 10/9/2022(e) 125,000 125,652
3.38%, 3/11/2024 150,000 155,022
3.63%, 5/1/2030 300,000 301,112
6.75%, 3/15/2032 106,000 131,456
6.15%, 8/7/2037 144,000 169,844
6.88%, 1/10/2039 100,000 124,483
Honeywell International, Inc. ,
1.85%, 11/1/2021 500,000 508,126
Ingersoll-Rand Global Holding
Co. Ltd. ,
5.75%, 6/15/2043 50,000 63,788
Ingersoll-Rand Luxembourg
Finance SA ,
3.55%, 11/1/2024 250,000 265,179
2,431,599
Insurance 0 .8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 273,956
Alleghany Corp. ,
4.95%, 6/27/2022 250,000 267,639

24 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(b) 145,000 165,586
American International Group,
Inc. ,
4.25%, 3/15/2029 250,000 273,822
4.50%, 7/16/2044 100,000 110,464
4.80%, 7/10/2045 100,000 113,320
Aon plc ,
3.88%, 12/15/2025 100,000 108,528
4.75%, 5/15/2045 100,000 122,479
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 263,902
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 186,875
4.25%, 1/15/2049 100,000 126,724
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 250,000 240,282
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 261,470
3.35%, 5/3/2026 45,000 49,448
4.35%, 11/3/2045 100,000 130,790
CNA Financial Corp. ,
5.75%, 8/15/2021 250,000 262,161
3.90%, 5/1/2029 50,000 52,005
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 100,000 130,418
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 108,866
Loews Corp. ,
4.13%, 5/15/2043 100,000 111,622
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 110,473
Markel Corp. ,
5.00%, 5/20/2049 100,000 114,440
Marsh & McLennan Cos., Inc. ,
4.80%, 7/15/2021 300,000 310,329
4.90%, 3/15/2049 150,000 204,424
MetLife, Inc. ,
3.05%, 12/15/2022(d) 250,000 261,399
5.70%, 6/15/2035 86,000 116,116
6.40%, 12/15/2036 100,000 111,904
4.60%, 5/13/2046 85,000 107,293
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(f) 75,000 83,300
Principal Financial Group, Inc. ,
3.30%, 9/15/2022 250,000 257,831
Progressive Corp. (The) ,
3.75%, 8/23/2021 150,000 155,358
6.25%, 12/1/2032 113,000 153,019
4.13%, 4/15/2047 100,000 127,018
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 142,296
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(b) 400,000 412,800
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Prudential Financial, Inc.,
3.91%, 12/7/2047 130,000 140,275
Reinsurance Group of
America, Inc. ,
5.00%, 6/1/2021 100,000 103,530
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 150,000 185,737
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 193,768
Unum Group ,
4.00%, 6/15/2029 250,000 254,172
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 30,486
3.88%, 9/15/2049 100,000 108,952
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 164,912
7,210,189
Interactive Media & Services 0 .0%
†
Alphabet, Inc. ,
3.63%, 5/19/2021 100,000 103,113
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 213,266
316,379
Internet & Direct Marketing Retail 0 .2%
Alibaba Group Holding Ltd. ,
3.13%, 11/28/2021 200,000 203,660
4.20%, 12/6/2047 250,000 303,230
Amazon.com, Inc. ,
3.30%, 12/5/2021 250,000 259,063
2.80%, 8/22/2024 150,000 161,917
3.15%, 8/22/2027 350,000 393,177
4.80%, 12/5/2034 100,000 134,976
3.88%, 8/22/2037 100,000 121,779
4.05%, 8/22/2047 200,000 261,404
eBay, Inc. ,
3.80%, 3/9/2022 140,000 146,344
4.00%, 7/15/2042 100,000 100,326
Expedia Group, Inc. ,
3.25%, 2/15/2030 65,000 54,254
QVC, Inc. ,
4.38%, 3/15/2023 6,000 5,729
2,145,859
IT Services 0 .4%
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 84,044
Fidelity National Information
Services, Inc. ,
3.75%, 5/21/2029 50,000 56,128
4.75%, 5/15/2048 100,000 130,527
Fiserv, Inc. ,
4.75%, 6/15/2021 200,000 205,738
4.40%, 7/1/2049 200,000 238,686
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 257,144
4.15%, 8/15/2049 100,000 107,689

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
3.00%, 5/15/2024 400,000 428,305
3.45%, 2/19/2026 250,000 276,991
1.70%, 5/15/2027 100,000 99,815
1.95%, 5/15/2030 200,000 199,258
5.88%, 11/29/2032 250,000 340,325
4.25%, 5/15/2049 200,000 245,798
Mastercard, Inc. ,
3.95%, 2/26/2048 150,000 188,746
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 36,331
2.85%, 10/1/2029 70,000 74,338
Visa, Inc. ,
3.15%, 12/14/2025 195,000 215,273
4.15%, 12/14/2035 150,000 189,292
4.30%, 12/14/2045 100,000 132,408
Western Union Co. (The) ,
6.20%, 11/17/2036 100,000 107,539
3,614,375
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 200,000 195,778
3.90%, 11/19/2029 50,000 48,249
244,027
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 103,648
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 50,631
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 272,750
2.60%, 10/1/2029 65,000 68,616
495,645
Machinery 0 .3%
Caterpillar, Inc. ,
2.60%, 6/26/2022 250,000 257,695
2.60%, 4/9/2030 200,000 212,008
6.05%, 8/15/2036 123,000 171,652
3.80%, 8/15/2042 97,000 113,825
3.25%, 9/19/2049 100,000 107,349
Deere & Co. ,
3.90%, 6/9/2042 100,000 121,670
Dover Corp. ,
2.95%, 11/4/2029 50,000 52,306
5.38%, 3/1/2041 50,000 63,063
Fortive Corp. ,
4.30%, 6/15/2046 100,000 107,733
IDEX Corp. ,
4.20%, 12/15/2021 200,000 203,468
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 258,157
Otis Worldwide Corp. ,
2.57%, 2/15/2030(c) 100,000 100,775
3.11%, 2/15/2040(c) 100,000 98,584
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 250,000 284,173
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Stanley Black & Decker, Inc. ,
2.90%, 11/1/2022 150,000 155,656
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 48,437
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 98,925
2,455,476
Media 0 .8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 300,000 325,110
3.75%, 2/15/2028 250,000 267,072
4.80%, 3/1/2050 250,000 281,408
6.83%, 10/23/2055 250,000 335,296
Comcast Corp. ,
3.00%, 2/1/2024 1,000,000 1,066,449
4.25%, 1/15/2033 100,000 121,009
7.05%, 3/15/2033 105,000 158,407
6.50%, 11/15/2035 70,000 105,810
4.60%, 10/15/2038 250,000 314,205
3.97%, 11/1/2047 296,000 351,491
4.70%, 10/15/2048 650,000 852,423
3.45%, 2/1/2050 100,000 112,197
Discovery Communications
LLC ,
3.45%, 3/15/2025 135,000 138,623
4.90%, 3/11/2026 50,000 54,853
3.95%, 3/20/2028 100,000 105,221
5.00%, 9/20/2037 100,000 110,192
5.30%, 5/15/2049 125,000 144,918
Fox Corp. ,
5.48%, 1/25/2039 100,000 126,228
5.58%, 1/25/2049 100,000 136,639
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,419
3.60%, 4/15/2026 250,000 266,588
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 63,806
5.50%, 9/1/2041 100,000 116,847
4.50%, 9/15/2042 250,000 263,997
ViacomCBS, Inc. ,
2.50%, 2/15/2023 250,000 250,333
3.70%, 8/15/2024 250,000 254,833
5.50%, 5/15/2033 82,000 93,049
4.38%, 3/15/2043 200,000 194,746
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 259,296
6,923,465
Metals & Mining 0 .3%
ArcelorMittal SA ,
6.75%, 3/1/2041(d) 150,000 152,720
Barrick Gold Corp. ,
5.25%, 4/1/2042 200,000 259,551
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 55,000 68,959

26 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/2043 150,000 205,841
Newmont Corp. ,
5.88%, 4/1/2035 164,000 233,900
Nucor Corp. ,
4.00%, 8/1/2023 250,000 267,761
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 200,387
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 50,000 61,276
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 121,899
5.88%, 4/23/2045 150,000 168,364
Teck Resources Ltd. ,
5.20%, 3/1/2042 150,000 127,212
Vale Overseas Ltd. ,
6.25%, 8/10/2026 250,000 274,000
6.88%, 11/10/2039 100,000 117,680
2,259,550
Multiline Retail 0 .1%
Dollar Tree, Inc. ,
3.70%, 5/15/2023 200,000 209,734
Kohl's Corp. ,
3.25%, 2/1/2023 150,000 136,055
Nordstrom, Inc. ,
4.00%, 10/15/2021 250,000 246,206
4.38%, 4/1/2030 100,000 76,999
Target Corp. ,
2.50%, 4/15/2026 250,000 269,922
4.00%, 7/1/2042 100,000 124,551
3.90%, 11/15/2047 100,000 126,245
1,189,712
Multi-Utilities 0 .5%
Ameren Corp. ,
3.65%, 2/15/2026 250,000 273,809
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 359,309
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 273,487
4.45%, 1/15/2049 100,000 131,843
4.25%, 10/15/2050(c) 200,000 251,549
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 126,656
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 102,764
2.95%, 3/1/2030 100,000 103,016
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 105,448
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 205,917
3.95%, 3/1/2043 100,000 115,230
4.45%, 3/15/2044 200,000 244,871
3.70%, 11/15/2059 100,000 114,208
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 189,561
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 280,776
Series B, 5.95%, 6/15/2035 174,000 223,122
Series C, 4.90%, 8/1/2041 100,000 119,144
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 100,349
NiSource, Inc. ,
5.95%, 6/15/2041 50,000 66,525
4.38%, 5/15/2047 100,000 119,826
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 250,350
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 109,578
Sempra Energy ,
4.05%, 12/1/2023 200,000 214,301
6.00%, 10/15/2039 100,000 135,244
4.00%, 2/1/2048 150,000 169,685
Southern Co. Gas Capital
Corp. ,
4.40%, 6/1/2043 100,000 109,963
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 100,000 108,113
4,604,644
Oil, Gas & Consumable Fuels 1 .9%
Apache Corp. ,
4.75%, 4/15/2043 250,000 171,156
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 265,127
3.63%, 4/6/2030 200,000 215,575
BP Capital Markets plc ,
3.56%, 11/1/2021 250,000 256,213
3.06%, 3/17/2022 210,000 215,611
3.51%, 3/17/2025 250,000 266,879
Canadian Natural Resources
Ltd. ,
3.85%, 6/1/2027 350,000 321,877
6.25%, 3/15/2038 85,000 83,437
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 99,814
3.70%, 11/15/2029(c) 65,000 59,471
Chevron Corp. ,
2.36%, 12/5/2022 250,000 257,896
2.95%, 5/16/2026 250,000 270,331
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 215,231
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 226,520
Concho Resources, Inc. ,
4.30%, 8/15/2028 250,000 254,223
ConocoPhillips ,
5.90%, 10/15/2032 123,000 163,204
6.50%, 2/1/2039 200,000 283,500
Devon Energy Corp. ,
5.00%, 6/15/2045 200,000 163,404
Ecopetrol SA ,
5.88%, 5/28/2045 225,000 197,348

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(d) 50,000 31,593
Enbridge, Inc. ,
5.50%, 12/1/2046 50,000 56,188
Energy Transfer Operating LP ,
4.65%, 6/1/2021 100,000 99,950
5.20%, 2/1/2022 250,000 252,064
4.25%, 3/15/2023 250,000 247,769
5.25%, 4/15/2029 100,000 100,415
3.75%, 5/15/2030 200,000 182,022
6.05%, 6/1/2041 100,000 96,716
6.50%, 2/1/2042 250,000 252,115
6.25%, 4/15/2049 100,000 96,455
Enterprise Products Operating
LLC ,
3.13%, 7/31/2029 100,000 99,771
2.80%, 1/31/2030 200,000 196,723
6.13%, 10/15/2039 90,000 101,595
4.85%, 8/15/2042 150,000 154,773
4.95%, 10/15/2054 450,000 465,421
Equinor ASA ,
3.95%, 5/15/2043 150,000 164,288
3.25%, 11/18/2049 100,000 104,582
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 101,278
3.18%, 3/15/2024 200,000 213,369
2.71%, 3/6/2025 250,000 262,196
2.99%, 3/19/2025 200,000 213,586
3.04%, 3/1/2026 75,000 80,361
3.29%, 3/19/2027 200,000 218,060
3.48%, 3/19/2030 200,000 222,941
3.00%, 8/16/2039 100,000 102,041
4.11%, 3/1/2046 100,000 118,967
4.33%, 3/19/2050 63,000 77,110
3.45%, 4/15/2051 187,000 204,537
Hess Corp. ,
4.30%, 4/1/2027 100,000 90,655
7.30%, 8/15/2031 127,000 119,340
Husky Energy, Inc. ,
3.95%, 4/15/2022 200,000 195,817
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 163,606
6.38%, 3/1/2041 100,000 115,437
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 335,000 358,227
5.05%, 2/15/2046 250,000 276,079
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 95,650
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 68,117
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 200,000 201,368
6.50%, 3/1/2041 100,000 104,934
MPLX LP ,
4.50%, 7/15/2023 150,000 150,071
4.88%, 6/1/2025 250,000 243,927
4.00%, 3/15/2028 250,000 237,051
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
4.70%, 4/15/2048 150,000 133,777
Nexen, Inc. ,
5.88%, 3/10/2035 92,000 126,021
6.40%, 5/15/2037 100,000 139,673
Noble Energy, Inc. ,
3.90%, 11/15/2024 250,000 224,204
6.00%, 3/1/2041 150,000 119,356
ONEOK, Inc. ,
2.75%, 9/1/2024 250,000 229,560
4.95%, 7/13/2047 150,000 126,042
Ovintiv, Inc. ,
6.50%, 2/1/2038 150,000 92,139
Phillips 66 ,
5.88%, 5/1/2042 150,000 190,285
Phillips 66 Partners LP ,
3.75%, 3/1/2028 250,000 242,419
Pioneer Natural Resources
Co. ,
3.95%, 7/15/2022 50,000 50,737
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 200,000 164,373
Sabine Pass Liquefaction
LLC ,
6.25%, 3/15/2022 250,000 257,940
5.00%, 3/15/2027 250,000 256,270
Spectra Energy Partners LP ,
3.50%, 3/15/2025 250,000 255,562
Suncor Energy, Inc. ,
3.60%, 12/1/2024 120,000 123,155
5.95%, 5/15/2035 89,000 94,236
4.00%, 11/15/2047 100,000 94,543
Sunoco Logistics Partners
Operations LP ,
5.35%, 5/15/2045 150,000 134,506
Total Capital International SA ,
3.70%, 1/15/2024 500,000 535,787
3.46%, 7/12/2049 100,000 104,545
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 250,000 269,312
5.85%, 3/15/2036 150,000 180,370
Transcanada Trust ,
(ICE LIBOR USD 3
Month + 4.15%), 5.50%,
9/15/2079(b) 100,000 94,000
Valero Energy Corp. ,
3.65%, 3/15/2025 205,000 210,999
7.50%, 4/15/2032 82,000 103,352
6.63%, 6/15/2037 100,000 119,338
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 250,000 259,496
5.40%, 3/4/2044 250,000 259,325
4.85%, 3/1/2048 100,000 101,945
16,217,249
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 100,000 141,719

28 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 257,872
3.13%, 12/1/2049 100,000 103,080
360,952
Pharmaceuticals 1 .1%
Allergan Finance LLC ,
3.25%, 10/1/2022 200,000 205,187
Allergan Funding SCS ,
3.45%, 3/15/2022 155,000 158,861
3.85%, 6/15/2024 40,000 42,864
4.55%, 3/15/2035 100,000 115,458
4.75%, 3/15/2045 84,000 97,485
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 276,771
6.45%, 9/15/2037 50,000 74,081
4.38%, 8/17/2048 150,000 202,028
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022(c) 200,000 210,617
2.90%, 7/26/2024(c) 500,000 541,148
3.40%, 7/26/2029(c) 100,000 114,429
4.63%, 5/15/2044(c) 150,000 199,511
5.00%, 8/15/2045(c) 250,000 345,916
4.25%, 10/26/2049(c) 100,000 130,641
Eli Lilly & Co. ,
2.75%, 6/1/2025 45,000 48,478
3.10%, 5/15/2027 200,000 211,617
3.95%, 3/15/2049 100,000 127,150
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 259,546
3.38%, 6/1/2029 250,000 284,684
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 190,977
Johnson & Johnson ,
2.45%, 12/5/2021 250,000 257,169
2.45%, 3/1/2026 75,000 80,900
4.95%, 5/15/2033 287,000 394,106
3.63%, 3/3/2037 250,000 299,278
3.75%, 3/3/2047 100,000 127,820
Merck & Co., Inc. ,
2.75%, 2/10/2025 470,000 509,428
4.15%, 5/18/2043 100,000 128,827
4.00%, 3/7/2049 100,000 131,977
Mylan NV ,
3.15%, 6/15/2021 250,000 251,490
3.95%, 6/15/2026 100,000 106,086
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 164,662
Novartis Capital Corp. ,
3.40%, 5/6/2024 250,000 273,447
3.00%, 11/20/2025 250,000 273,897
4.00%, 11/20/2045 100,000 128,983
Pfizer, Inc. ,
2.95%, 3/15/2024 250,000 270,778
3.00%, 12/15/2026 250,000 280,781
7.20%, 3/15/2039 275,000 460,744
4.00%, 3/15/2049 100,000 129,362
Pharmacia LLC ,
6.60%, 12/1/2028(d) 123,000 169,638
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Sanofi ,
3.63%, 6/19/2028 250,000 295,037
Shire Acquisitions Investments
Ireland DAC ,
2.40%, 9/23/2021 250,000 253,771
3.20%, 9/23/2026 190,000 206,349
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 260,796
4.50%, 11/13/2025 115,000 130,447
4.70%, 2/1/2043 100,000 128,954
9,552,176
Professional Services 0 .0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 146,451
Road & Rail 0 .4%
Burlington Northern Santa Fe
LLC ,
7.95%, 8/15/2030 144,000 213,098
5.05%, 3/1/2041 350,000 455,831
4.70%, 9/1/2045 150,000 192,931
Canadian National Railway
Co. ,
6.90%, 7/15/2028 168,000 232,130
6.20%, 6/1/2036 64,000 94,634
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 100,000 105,839
4.80%, 8/1/2045 150,000 201,601
CSX Corp. ,
5.50%, 4/15/2041 100,000 132,956
3.35%, 9/15/2049 100,000 106,853
3.95%, 5/1/2050 250,000 294,523
Kansas City Southern ,
2.88%, 11/15/2029 60,000 60,738
4.20%, 11/15/2069 100,000 99,102
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 95,686
2.55%, 11/1/2029 50,000 51,937
4.84%, 10/1/2041 15,000 19,005
4.45%, 6/15/2045 50,000 61,447
3.40%, 11/1/2049 70,000 74,980
4.05%, 8/15/2052 132,000 155,930
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 44,106
2.90%, 12/1/2026 90,000 88,612
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 108,231
4.05%, 3/1/2046 105,000 120,985
4.50%, 9/10/2048 150,000 183,547
3.25%, 2/5/2050 250,000 260,321
3.95%, 8/15/2059 100,000 113,423
3,568,446
Semiconductors & Semiconductor Equipment 0 .6%
Applied Materials, Inc. ,
4.30%, 6/15/2021 300,000 312,079
4.35%, 4/1/2047 100,000 129,438
Broadcom Corp. ,
3.63%, 1/15/2024 750,000 783,053

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. ,
3.63%, 10/15/2024(c) 200,000 210,783
Intel Corp. ,
1.70%, 5/19/2021 500,000 504,553
2.70%, 12/15/2022 250,000 262,824
3.40%, 3/25/2025 100,000 110,583
3.70%, 7/29/2025 150,000 168,454
3.75%, 3/25/2027 100,000 113,826
2.45%, 11/15/2029 250,000 264,842
4.10%, 5/11/2047 100,000 126,574
3.73%, 12/8/2047 207,000 248,854
4.75%, 3/25/2050 150,000 211,310
KLA Corp. ,
4.65%, 11/1/2024 215,000 239,391
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 160,309
1.90%, 6/15/2030 60,000 59,802
4.88%, 3/15/2049 100,000 136,145
2.88%, 6/15/2050 55,000 54,855
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 266,553
NVIDIA Corp. ,
2.85%, 4/1/2030 200,000 217,918
3.50%, 4/1/2050 100,000 114,749
NXP BV ,
4.30%, 6/18/2029(c) 150,000 159,168
QUALCOMM, Inc. ,
2.60%, 1/30/2023 70,000 73,051
3.25%, 5/20/2027 100,000 109,202
4.65%, 5/20/2035 250,000 318,724
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 126,453
5,483,493
Software 0 .7%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 76,927
CA, Inc. ,
4.50%, 8/15/2023 240,000 245,205
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 260,812
2.88%, 2/6/2024 85,000 91,472
2.40%, 8/8/2026 465,000 501,876
3.50%, 2/12/2035 65,000 77,408
3.45%, 8/8/2036 250,000 291,294
4.45%, 11/3/2045 75,000 101,941
3.70%, 8/8/2046 400,000 491,904
4.25%, 2/6/2047 400,000 536,003
4.50%, 2/6/2057 150,000 217,294
Oracle Corp. ,
1.90%, 9/15/2021 500,000 506,574
2.40%, 9/15/2023 350,000 366,327
2.50%, 4/1/2025 100,000 105,208
2.65%, 7/15/2026 145,000 154,362
2.95%, 4/1/2030 200,000 218,378
3.25%, 5/15/2030 100,000 111,201
4.30%, 7/8/2034 150,000 183,785
3.60%, 4/1/2040 200,000 225,626
4.13%, 5/15/2045 150,000 178,255
4.00%, 7/15/2046 350,000 416,372
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
3.60%, 4/1/2050 200,000 227,186
3.85%, 4/1/2060 100,000 115,861
5,701,271
Specialty Retail 0 .3%
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 260,135
3.25%, 4/15/2025 165,000 174,384
Home Depot, Inc. (The) ,
2.63%, 6/1/2022 250,000 259,750
3.35%, 9/15/2025 120,000 133,487
2.50%, 4/15/2027 100,000 105,758
2.95%, 6/15/2029 100,000 108,645
3.30%, 4/15/2040 100,000 109,260
5.95%, 4/1/2041 100,000 148,283
4.40%, 3/15/2045 200,000 251,650
3.13%, 12/15/2049 100,000 105,813
3.35%, 4/15/2050 100,000 110,745
Lowe's Cos., Inc. ,
6.50%, 3/15/2029 164,000 210,046
3.65%, 4/5/2029 200,000 219,928
4.25%, 9/15/2044 250,000 282,928
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 200,000 223,637
2,704,449
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 257,656
1.70%, 9/11/2022 630,000 646,338
3.45%, 5/6/2024 300,000 329,594
2.50%, 2/9/2025 170,000 181,832
3.25%, 2/23/2026 95,000 105,552
2.45%, 8/4/2026 190,000 204,111
3.00%, 11/13/2027 100,000 110,709
3.85%, 5/4/2043 250,000 301,505
4.38%, 5/13/2045 145,000 189,167
4.65%, 2/23/2046 230,000 311,810
2.95%, 9/11/2049 300,000 321,627
Dell International LLC ,
4.42%, 6/15/2021(c) 500,000 508,120
6.02%, 6/15/2026(c) 240,000 260,631
8.35%, 7/15/2046(c) 150,000 187,349
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 250,000 253,672
6.35%, 10/15/2045(d) 100,000 119,694
HP, Inc. ,
6.00%, 9/15/2041 100,000 110,500
NetApp, Inc. ,
3.38%, 6/15/2021 150,000 152,722
Seagate HDD Cayman ,
4.75%, 1/1/2025 98,000 101,058
4,653,647
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 108,541

30 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods
NIKE, Inc.,
3.38%, 11/1/2046 100,000 110,444
218,985
Thrifts & Mortgage Finance 0 .0%
†
BPCE SA ,
4.00%, 4/15/2024 250,000 268,213
Tobacco 0 .3%
Altria Group, Inc. ,
2.85%, 8/9/2022 250,000 257,083
4.80%, 2/14/2029 200,000 223,859
4.25%, 8/9/2042 100,000 98,938
5.38%, 1/31/2044 100,000 114,271
5.95%, 2/14/2049 150,000 188,155
BAT Capital Corp. ,
2.76%, 8/15/2022 150,000 151,980
3.22%, 8/15/2024 150,000 155,680
3.56%, 8/15/2027 200,000 205,459
3.46%, 9/6/2029 50,000 51,039
4.39%, 8/15/2037 100,000 102,493
4.54%, 8/15/2047 150,000 157,066
4.76%, 9/6/2049 50,000 54,297
Philip Morris International,
Inc. ,
2.38%, 8/17/2022 200,000 205,631
3.60%, 11/15/2023 250,000 268,288
4.88%, 11/15/2043 150,000 181,814
4.25%, 11/10/2044 100,000 116,029
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 108,732
5.70%, 8/15/2035 75,000 87,058
2,727,872
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 232,215
3.63%, 12/1/2027 250,000 210,180
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 47,268
4.13%, 5/1/2024 100,000 87,697
577,360
Water Utilities 0 .0%
†
American Water Capital Corp. ,
3.45%, 6/1/2029 100,000 112,016
4.30%, 9/1/2045 150,000 183,954
295,970
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
3.13%, 7/16/2022 250,000 255,244
6.38%, 3/1/2035 123,000 172,762
Rogers Communications, Inc. ,
5.00%, 3/15/2044 250,000 325,715
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(c) 200,000 211,484
3.75%, 4/15/2027(c) 200,000 214,806
3.88%, 4/15/2030(c) 300,000 329,229
4.38%, 4/15/2040(c) 100,000 113,512
4.50%, 4/15/2050(c) 200,000 234,080
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc ,
4.38%, 5/30/2028 250,000 286,226
7.88%, 2/15/2030 144,000 203,098
6.15%, 2/27/2037 75,000 97,297
5.25%, 5/30/2048 75,000 93,759
4.25%, 9/17/2050 140,000 152,301
2,689,513
Total Corporate Bonds
(cost $213,081,392)
230,109,498
Foreign Government Securities 1 .8%
CANADA 0 .3%
Canada Government Bond ,
2.00%, 11/15/2022 250,000 259,766
Export Development Canada ,
2.50%, 1/24/2023 500,000 527,580
Province of Alberta ,
2.95%, 1/23/2024 250,000 268,633
3.30%, 3/15/2028 100,000 115,005
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 118,122
Province of Ontario ,
2.20%, 10/3/2022 500,000 518,130
3.05%, 1/29/2024 500,000 542,790
Province of Quebec ,
2.50%, 4/20/2026 200,000 218,004
7.50%, 9/15/2029 200,000 309,135
2,877,165
CHILE 0 .1%
Republic of Chile ,
3.24%, 2/6/2028 500,000 535,630
2.55%, 1/27/2032 200,000 199,802
735,432
COLOMBIA 0 .1%
Republic of Colombia ,
2.63%, 3/15/2023 200,000 195,502
4.00%, 2/26/2024 250,000 253,827
3.88%, 4/25/2027 200,000 197,500
4.50%, 3/15/2029 200,000 202,002
7.38%, 9/18/2037 100,000 124,000
5.00%, 6/15/2045 350,000 349,654
1,322,485
GERMANY 0 .0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 433,159
HUNGARY 0 .1%
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 556,470
INDONESIA 0 .1%
Republic of Indonesia ,
4.75%, 2/11/2029 200,000 219,393
3.85%, 10/15/2030 200,000 207,262

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 31
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia
(continued)
4.35%, 1/11/2048 250,000 257,798
684,453
ISRAEL 0 .1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 263,248
4.13%, 1/17/2048 200,000 232,072
3.88%, 7/3/2050 200,000 221,220
716,540
ITALY 0 .1%
Italian Republic Government
Bond ,
2.38%, 10/17/2024 200,000 195,262
5.38%, 6/15/2033 234,000 269,204
464,466
JAPAN 0 .2%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,086,276
2.00%, 10/17/2029 500,000 536,036
1,622,312
MEXICO 0 .2%
United Mexican States ,
4.00%, 10/2/2023 200,000 205,302
4.13%, 1/21/2026 250,000 256,253
3.75%, 1/11/2028 250,000 241,750
6.75%, 9/27/2034 200,000 241,002
5.55%, 1/21/2045 200,000 206,702
4.60%, 1/23/2046 250,000 226,092
5.00%, 4/27/2051 300,000 287,250
5.75%, 10/12/2110 200,000 189,752
1,854,103
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 215,502
6.70%, 1/26/2036 250,000 328,753
4.50%, 4/16/2050 200,000 224,002
768,257
PERU 0 .1%
Republic of Peru ,
2.78%, 1/23/2031 200,000 206,200
5.63%, 11/18/2050 200,000 299,500
505,700
PHILIPPINES 0 .1%
Republic of Philippines ,
7.75%, 1/14/2031 250,000 366,518
6.38%, 10/23/2034 250,000 355,104
3.95%, 1/20/2040 250,000 289,196
1,010,818
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0 .0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 273,073
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 369,449
Republic of Korea ,
5.63%, 11/3/2025 200,000 250,052
2.50%, 6/19/2029 200,000 216,564
836,065
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
2.88%, 3/14/2023 200,000 212,666
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
4.50%, 8/14/2024 350,000 374,066
5.10%, 6/18/2050 300,000 340,503
714,569
Total Foreign Government Securities
(cost $14,933,035)
15,587,733
Mortgage-Backed Securities 27 .1%
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020 904 948
Pool# J00854
5.00%, 1/1/2021 1,203 1,262
Pool# J00855
5.50%, 1/1/2021 1,049 1,054
Pool# J01279
5.50%, 2/1/2021 354 358
Pool# J01570
5.50%, 4/1/2021 702 711
Pool# J06015
5.00%, 5/1/2021 1,697 1,780
Pool# J01771
5.00%, 5/1/2021 1,573 1,650
Pool# J05950
5.50%, 5/1/2021 3,854 3,878
Pool# G18122
5.00%, 6/1/2021 1,257 1,318
Pool# J01980
6.00%, 6/1/2021 1,910 1,923
Pool# J03074
5.00%, 7/1/2021 533 560
Pool# J03028
5.50%, 7/1/2021 388 390
Pool# C00351
8.00%, 7/1/2024 149 162
Pool# D60780
8.00%, 6/1/2025 852 936
Pool# G30267
5.00%, 8/1/2025 80,365 87,191
Pool# J13883
3.50%, 12/1/2025 236,145 249,583

32 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J18702
3.00%, 3/1/2027 131,522 138,975
Pool# J18127
3.00%, 3/1/2027 130,644 138,033
Pool# J19106
3.00%, 5/1/2027 55,993 59,205
Pool# J20471
3.00%, 9/1/2027 248,475 262,591
Pool# D82854
7.00%, 10/1/2027 357 387
Pool# G14609
3.00%, 11/1/2027 327,107 345,693
Pool# C00566
7.50%, 12/1/2027 553 640
Pool# G15100
2.50%, 7/1/2028 105,226 110,597
Pool# C18271
7.00%, 11/1/2028 1,429 1,603
Pool# C00678
7.00%, 11/1/2028 736 854
Pool# C00836
7.00%, 7/1/2029 389 451
Pool# C31285
7.00%, 9/1/2029 932 1,065
Pool# C31282
7.00%, 9/1/2029 44 46
Pool# C32914
8.00%, 11/1/2029 661 678
Pool# G18536
2.50%, 1/1/2030 1,262,107 1,321,294
Pool# C37436
8.00%, 1/1/2030 1,038 1,237
Pool# C36429
7.00%, 2/1/2030 430 445
Pool# C36306
7.00%, 2/1/2030 427 445
Pool# C00921
7.50%, 2/1/2030 678 793
Pool# G01108
7.00%, 4/1/2030 260 295
Pool# C37703
7.50%, 4/1/2030 472 501
Pool# G18552
3.00%, 5/1/2030 571,453 604,228
Pool# J32243
3.00%, 7/1/2030 541,297 573,703
Pool# J32257
3.00%, 7/1/2030 37,564 39,906
Pool# J32255
3.00%, 7/1/2030 31,684 33,579
Pool# C41561
8.00%, 8/1/2030 1,330 1,394
Pool# C01051
8.00%, 9/1/2030 1,319 1,590
Pool# C43550
7.00%, 10/1/2030 997 1,028
Pool# C44017
7.50%, 10/1/2030 311 317
Pool# C43967
8.00%, 10/1/2030 2,940 2,953
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44957
8.00%, 11/1/2030 1,133 1,211
Pool# C01106
7.00%, 12/1/2030 4,705 5,435
Pool# C01103
7.50%, 12/1/2030 626 759
Pool# C46932
7.50%, 1/1/2031 452 470
Pool# C01116
7.50%, 1/1/2031 406 486
Pool# C47287
7.50%, 2/1/2031 970 1,028
Pool# G01217
7.00%, 3/1/2031 5,920 6,913
Pool# C48206
7.50%, 3/1/2031 1,197 1,202
Pool# C91366
4.50%, 4/1/2031 88,449 96,740
Pool# G18601
3.00%, 5/1/2031 32,782 34,664
Pool# G18605
3.00%, 6/1/2031 17,280 18,272
Pool# C91377
4.50%, 6/1/2031 46,316 50,720
Pool# C53324
7.00%, 6/1/2031 1,101 1,177
Pool# C01209
8.00%, 6/1/2031 463 538
Pool# C54792
7.00%, 7/1/2031 1,584 1,661
Pool# J35107
2.50%, 8/1/2031 37,521 39,435
Pool# G01309
7.00%, 8/1/2031 810 933
Pool# G01311
7.00%, 9/1/2031 5,851 6,817
Pool# C01222
7.00%, 9/1/2031 718 847
Pool# G01315
7.00%, 9/1/2031 202 238
Pool# J35522
2.50%, 10/1/2031 188,253 197,100
Pool# C58694
7.00%, 10/1/2031 3,032 3,325
Pool# C60012
7.00%, 11/1/2031 506 524
Pool# C61298
8.00%, 11/1/2031 1,778 1,835
Pool# J35957
2.50%, 12/1/2031 330,839 346,389
Pool# C61105
7.00%, 12/1/2031 3,770 4,082
Pool# C01305
7.50%, 12/1/2031 515 592
Pool# C63171
7.00%, 1/1/2032 4,144 4,844
Pool# V61548
2.50%, 2/1/2032 351,851 369,826
Pool# G01391
7.00%, 4/1/2032 10,022 11,763

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01345
7.00%, 4/1/2032 3,303 3,900
Pool# C01370
8.00%, 4/1/2032 746 873
Pool# G16285
3.50%, 5/1/2032 28,083 30,086
Pool# C66916
7.00%, 5/1/2032 8,001 8,709
Pool# C01381
8.00%, 5/1/2032 9,020 10,842
Pool# C68300
7.00%, 6/1/2032 2,386 2,556
Pool# C68290
7.00%, 6/1/2032 1,636 1,795
Pool# G01449
7.00%, 7/1/2032 6,376 7,482
Pool# C69908
7.00%, 8/1/2032 17,120 19,760
Pool# C91558
3.50%, 9/1/2032 101,682 109,314
Pool# G16407
2.50%, 1/1/2033 131,872 138,664
Pool# G16408
2.50%, 1/1/2033 77,292 81,341
Pool# G01536
7.00%, 3/1/2033 7,797 9,233
Pool# G30646
3.00%, 5/1/2033 155,903 166,609
Pool# G30642
3.00%, 5/1/2033 70,875 75,742
Pool# K90535
3.00%, 5/1/2033 29,642 31,677
Pool# G18696
3.50%, 7/1/2033 28,410 30,010
Pool# A16419
6.50%, 11/1/2033 10,744 11,973
Pool# A16522
6.50%, 12/1/2033 18,911 22,126
Pool# C01806
7.00%, 1/1/2034 8,523 9,076
Pool# A21356
6.50%, 4/1/2034 33,925 39,951
Pool# C01851
6.50%, 4/1/2034 18,799 22,543
Pool# A22067
6.50%, 5/1/2034 21,526 24,952
Pool# A24301
6.50%, 5/1/2034 19,708 21,962
Pool# G18737
3.50%, 6/1/2034 207,701 219,486
Pool# A24988
6.50%, 7/1/2034 7,887 8,789
Pool# G01741
6.50%, 10/1/2034 7,200 8,364
Pool# G08023
6.50%, 11/1/2034 15,184 17,734
Pool# A33137
6.50%, 1/1/2035 2,666 2,971
Pool# G08064
6.50%, 4/1/2035 7,699 9,175
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01947
7.00%, 5/1/2035 7,268 8,602
Pool# G08088
6.50%, 10/1/2035 68,751 80,898
Pool# A39759
5.50%, 11/1/2035 6,897 7,863
Pool# A40376
5.50%, 12/1/2035 4,100 4,588
Pool# A42305
5.50%, 1/1/2036 12,051 13,408
Pool# A41548
7.00%, 1/1/2036 11,801 13,833
Pool# G08111
5.50%, 2/1/2036 18,526 21,153
Pool# A43886
5.50%, 3/1/2036 257,589 295,121
Pool# A43861
5.50%, 3/1/2036 34,390 37,684
Pool# G08116
5.50%, 3/1/2036 21,814 24,931
Pool# A43534
6.50%, 3/1/2036 1,546 1,723
Pool# A48735
5.50%, 5/1/2036 5,044 5,528
Pool# G08136
6.50%, 6/1/2036 8,918 10,379
Pool# A53039
6.50%, 10/1/2036 32,279 35,972
Pool# A53219
6.50%, 10/1/2036 787 877
Pool# C91982
3.50%, 3/1/2038 131,555 140,210
Pool# G04251
6.50%, 4/1/2038 4,224 4,942
Pool# G04569
6.50%, 8/1/2038 5,340 6,185
Pool# C92013
3.50%, 9/1/2038 319,197 339,444
Pool# A84252
6.50%, 1/1/2039 18,595 21,412
Pool# A84287
6.50%, 1/1/2039 9,394 11,255
Pool# G05535
4.50%, 7/1/2039 681,469 757,084
Pool# A91165
5.00%, 2/1/2040 1,145,649 1,309,376
Pool# G60342
4.50%, 5/1/2042 141,800 157,280
Pool# G60195
4.00%, 6/1/2042 329,874 360,955
Pool# G07158
3.50%, 10/1/2042 225,187 243,112
Pool# Q12051
3.50%, 10/1/2042 138,805 149,843
Pool# G07163
3.50%, 10/1/2042 118,714 128,514
Pool# Q11532
3.50%, 10/1/2042 92,931 100,328
Pool# Q12052
3.50%, 10/1/2042 59,828 64,590

34 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C09020
3.50%, 11/1/2042 508,083 548,428
Pool# G07264
3.50%, 12/1/2042 244,595 264,065
Pool# Q14292
3.50%, 1/1/2043 47,312 51,219
Pool# Q14881
3.50%, 1/1/2043 44,303 47,833
Pool# Q15884
3.00%, 2/1/2043 509,361 544,444
Pool# V80002
2.50%, 4/1/2043 270,732 283,744
Pool# Q16915
3.00%, 4/1/2043 475,765 511,121
Pool# Q17675
3.50%, 4/1/2043 229,213 247,478
Pool# Q18523
3.50%, 5/1/2043 554,714 598,296
Pool# Q18751
3.50%, 6/1/2043 844,233 910,517
Pool# G07410
3.50%, 7/1/2043 87,659 95,994
Pool# Q20332
3.50%, 7/1/2043 21,235 22,927
Pool# G07459
3.50%, 8/1/2043 449,992 485,825
Pool# G60038
3.50%, 1/1/2044 673,673 727,073
Pool# Q26869
4.00%, 6/1/2044 659,622 724,789
Pool# G07946
4.00%, 7/1/2044 121,224 132,651
Pool# Q28607
3.50%, 9/1/2044 123,208 133,289
Pool# G61231
3.50%, 9/1/2044 21,481 23,176
Pool# G08609
3.50%, 10/1/2044 65,376 70,403
Pool# Q30833
4.00%, 1/1/2045 11,040 12,027
Pool# G60400
4.50%, 1/1/2045 105,945 117,461
Pool# Q34165
4.00%, 6/1/2045 241,423 263,096
Pool# V81873
4.00%, 8/1/2045 29,442 32,031
Pool# G08669
4.00%, 9/1/2045 161,702 175,860
Pool# Q38357
4.00%, 1/1/2046 11,929 12,959
Pool# G61365
4.50%, 1/1/2046 112,212 124,033
Pool# Q39434
3.50%, 3/1/2046 47,078 50,592
Pool# Q39440
4.00%, 3/1/2046 12,341 13,374
Pool# G08704
4.50%, 4/1/2046 20,646 22,533
Pool# Q40097
4.50%, 4/1/2046 1,347 1,452
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60582
3.50%, 5/1/2046 133,042 143,987
Pool# Q40718
3.50%, 5/1/2046 47,705 51,147
Pool# G08707
4.00%, 5/1/2046 199,713 216,387
Pool# G08708
4.50%, 5/1/2046 16,490 18,010
Pool# Q40728
4.50%, 5/1/2046 1,220 1,315
Pool# Q41548
3.00%, 7/1/2046 36,028 38,221
Pool# Q41903
3.50%, 7/1/2046 229,731 245,859
Pool# Q41491
3.50%, 7/1/2046 33,759 36,094
Pool# Q41935
3.50%, 7/1/2046 15,637 16,923
Pool# G61791
4.00%, 7/1/2046 20,209 22,027
Pool# Q41947
4.50%, 7/1/2046 8,357 9,079
Pool# G08715
3.00%, 8/1/2046 320,473 339,622
Pool# Q42596
3.50%, 8/1/2046 210,550 225,665
Pool# Q42393
3.50%, 8/1/2046 42,900 45,663
Pool# Q42203
3.50%, 8/1/2046 33,164 35,480
Pool# G61323
3.00%, 9/1/2046 299,203 319,606
Pool# G08721
3.00%, 9/1/2046 238,310 252,769
Pool# V82617
3.50%, 9/1/2046 133,195 143,272
Pool# G08722
3.50%, 9/1/2046 36,580 39,176
Pool# G60733
4.50%, 9/1/2046 44,546 49,517
Pool# G60722
3.00%, 10/1/2046 427,770 457,929
Pool# Q44035
3.00%, 10/1/2046 292,531 309,833
Pool# G61815
4.00%, 10/1/2046 18,781 20,382
Pool# G61257
3.00%, 11/1/2046 544,636 575,444
Pool# Q44452
3.00%, 11/1/2046 118,654 125,671
Pool# G08732
3.00%, 11/1/2046 37,516 39,735
Pool# Q44473
3.50%, 11/1/2046 30,487 32,411
Pool# Q44223
3.50%, 11/1/2046 20,305 21,538
Pool# G08734
4.00%, 11/1/2046 281,329 304,065
Pool# G08737
3.00%, 12/1/2046 1,310,124 1,385,462

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60989
3.00%, 12/1/2046 174,052 185,140
Pool# Q45878
3.00%, 12/1/2046 45,177 47,753
Pool# G08738
3.50%, 12/1/2046 1,017,644 1,083,181
Pool# Q45024
3.50%, 12/1/2046 69,366 75,653
Pool# G61862
3.50%, 12/1/2046 42,027 45,145
Pool# G08741
3.00%, 1/1/2047 309,920 328,288
Pool# G08747
3.00%, 2/1/2047 486,893 516,376
Pool# G08748
3.50%, 2/1/2047 59,726 63,605
Pool# G08749
4.00%, 2/1/2047 473,780 510,687
Pool# G08751
3.50%, 3/1/2047 274,278 291,414
Pool# Q47592
3.50%, 4/1/2047 128,604 136,560
Pool# Q47484
3.50%, 4/1/2047 59,131 63,556
Pool# G60988
3.00%, 5/1/2047 933,917 999,715
Pool# Q48098
3.50%, 5/1/2047 225,443 242,303
Pool# G61390
3.00%, 6/1/2047 278,538 294,822
Pool# V83270
3.50%, 7/1/2047 99,207 105,430
Pool# G08770
3.50%, 7/1/2047 95,992 102,101
Pool# G61339
3.00%, 8/1/2047 106,926 113,178
Pool# G08774
3.50%, 8/1/2047 154,124 163,766
Pool# Q49917
3.50%, 8/1/2047 70,205 74,638
Pool# Q53085
3.00%, 9/1/2047 83,841 89,021
Pool# G08779
3.50%, 9/1/2047 246,515 261,950
Pool# G61295
3.50%, 9/1/2047 168,274 183,396
Pool# G61622
3.00%, 10/1/2047 245,896 260,572
Pool# G08785
4.00%, 10/1/2047 15,843 16,964
Pool# Q52075
4.00%, 11/1/2047 296,641 318,373
Pool# V83598
3.50%, 12/1/2047 91,211 96,939
Pool# G67707
3.50%, 1/1/2048 193,457 212,614
Pool# T65458
3.50%, 2/1/2048 408,309 424,630
Pool# G61311
3.50%, 2/1/2048 328,803 349,488
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08800
3.50%, 2/1/2048 40,921 43,388
Pool# Q54460
4.00%, 2/1/2048 148,542 164,691
Pool# G08801
4.00%, 2/1/2048 105,294 112,603
Pool# G61298
4.00%, 2/1/2048 19,524 21,438
Pool# G61929
3.50%, 3/1/2048 104,914 111,499
Pool# Q54727
3.50%, 3/1/2048 84,172 89,450
Pool# Q55401
5.00%, 4/1/2048 19,127 20,808
Pool# V84237
3.50%, 5/1/2048 317,048 336,463
Pool# G08820
4.50%, 5/1/2048 391,804 423,162
Pool# G08816
3.50%, 6/1/2048 95,096 100,685
Pool# G67713
4.00%, 6/1/2048 38,968 42,789
Pool# G08817
4.00%, 6/1/2048 32,034 34,225
Pool# G67712
4.00%, 6/1/2048 19,879 22,269
Pool# G08824
4.00%, 7/1/2048 1,799,323 1,916,879
Pool# G08827
4.50%, 7/1/2048 206,718 223,217
Pool# Q57401
4.50%, 7/1/2048 49,089 53,262
Pool# Q57402
4.50%, 7/1/2048 18,147 19,832
Pool# G08831
4.00%, 8/1/2048 274,635 292,344
Pool# G08836
4.00%, 9/1/2048 1,009,976 1,076,112
Pool# G67716
4.50%, 10/1/2048 150,842 167,584
Pool# G08843
4.50%, 10/1/2048 54,922 59,288
Pool# V85044
4.00%, 12/1/2048 91,946 99,256
Pool# V85082
4.50%, 12/1/2048 576,076 621,204
Pool# G61846
4.00%, 1/1/2049 590 628
Pool# V85139
4.50%, 1/1/2049 29,483 31,768
Pool# V85279
3.50%, 4/1/2049 70,064 75,759
Pool# Q63556
3.00%, 6/1/2049 25,539 27,028
FHLMC Non Gold Pool
Pool# 1B8478
4.58%, 7/1/2041(a) 51,700 53,174
Pool# 2B0108
3.87%, 1/1/2042(a) 2,678 2,729

36 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZS8701
3.50%, 6/1/2033 134,723 142,201
Pool# SB0218
3.00%, 10/1/2033 117,067 123,612
Pool# QN0248
3.00%, 7/1/2034 86,113 90,953
Pool# SB0095
3.50%, 7/1/2034 155,720 164,475
Pool# SB0069
3.00%, 9/1/2034 1,815,680 1,921,024
Pool# SB8021
3.00%, 12/1/2034 1,012,235 1,069,096
Pool# ZT1321
4.50%, 11/1/2048 347,410 374,547
Pool# ZA6536
4.00%, 3/1/2049 58,210 62,018
Pool# ZA6380
4.00%, 3/1/2049 49,681 52,931
Pool# RA1859
3.00%, 12/1/2049 576,208 608,643
Pool# SD8044
3.00%, 2/1/2050 1,441,222 1,522,347
Pool# SD8045
3.50%, 2/1/2050 300,313 316,957
FNMA Pool
Pool# AC9890
3.47%, 4/1/2040(a) 290,359 300,768
Pool# AJ1249
4.07%, 9/1/2041(a) 83,771 87,177
Pool# AL1437
3.78%, 1/1/2042(a) 21,257 22,048
Pool# AK0714
3.80%, 2/1/2042(a) 4,606 4,729
Pool# AP1961
4.44%, 8/1/2042(a) 31,322 32,252
Pool# BF0203
3.00%, 2/1/2047 362,003 383,163
Pool# BF0206
4.00%, 2/1/2047 78,052 83,615
Pool# BF0200
3.50%, 11/1/2051 381,845 414,313
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 72,592 76,189
Pool# AA2549
4.00%, 4/1/2024 34,435 36,369
Pool# 935348
5.50%, 6/1/2024 7,984 8,054
Pool# AC1374
4.00%, 8/1/2024 47,894 50,616
Pool# AC1529
4.50%, 9/1/2024 20,188 21,595
Pool# AD0244
4.50%, 10/1/2024 16,377 17,519
Pool# AD4089
4.50%, 5/1/2025 167,821 179,393
Pool# 890216
4.50%, 7/1/2025 29,301 31,362
Pool# AH1361
3.50%, 12/1/2025 115,520 122,091
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1518
3.50%, 12/1/2025 54,343 57,417
Pool# AE6384
4.00%, 1/1/2026 10,334 10,927
Pool# AL0298
4.00%, 5/1/2026 156,606 165,757
Pool# AB4277
3.00%, 1/1/2027 528,100 557,902
Pool# AP4746
3.00%, 8/1/2027 82,940 87,789
Pool# AP7855
3.00%, 9/1/2027 546,533 578,663
Pool# AP4640
3.00%, 9/1/2027 57,932 61,326
Pool# AQ5096
3.00%, 11/1/2027 110,736 117,218
Pool# AB6887
3.00%, 11/1/2027 92,015 97,406
Pool# AQ4532
3.00%, 11/1/2027 79,991 84,685
Pool# AQ3758
3.00%, 11/1/2027 59,728 63,232
Pool# AQ7406
3.00%, 11/1/2027 56,920 60,256
Pool# AB6886
3.00%, 11/1/2027 44,024 46,615
Pool# AQ2884
3.00%, 12/1/2027 50,039 52,934
Pool# AS0487
2.50%, 9/1/2028 223,876 235,691
Pool# 930998
4.50%, 4/1/2029 24,605 26,530
Pool# MA0243
5.00%, 11/1/2029 15,881 17,389
Pool# BM1507
2.50%, 12/1/2029 83,273 87,091
Pool# AL8077
3.50%, 12/1/2029 18,464 19,535
Pool# MA0268
5.00%, 12/1/2029 13,193 14,436
Pool# AX7727
2.50%, 3/1/2030 354,627 371,212
Pool# BM4299
3.00%, 3/1/2030 613,172 646,368
Pool# AD5655
5.00%, 5/1/2030 32,637 35,736
Pool# MA0443
5.00%, 5/1/2030 18,945 20,744
Pool# AB1038
5.00%, 5/1/2030 18,035 19,742
Pool# AS5412
2.50%, 7/1/2030 50,274 52,629
Pool# AS5420
3.00%, 7/1/2030 71,845 76,125
Pool# AL7152
3.50%, 7/1/2030 426,254 454,756
Pool# AS5702
2.50%, 8/1/2030 386,522 404,623
Pool# AZ4898
2.50%, 8/1/2030 292,735 306,435

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AY8448
3.00%, 8/1/2030 245,363 259,378
Pool# AZ2953
3.00%, 9/1/2030 290,311 306,937
Pool# AZ5718
3.00%, 9/1/2030 272,574 287,976
Pool# MA0559
5.00%, 9/1/2030 6,943 7,602
Pool# AS6060
3.00%, 10/1/2030 313,047 330,777
Pool# AZ9234
3.50%, 10/1/2030 19,979 21,123
Pool# AS6272
2.50%, 12/1/2030 74,178 77,651
Pool# AH1515
4.00%, 12/1/2030 276,526 299,193
Pool# AD0716
6.50%, 12/1/2030 181,394 204,292
Pool# BA6532
2.50%, 1/1/2031 62,706 65,639
Pool# BM5016
3.00%, 1/1/2031 223,755 237,632
Pool# MA0641
4.00%, 2/1/2031 282,110 305,202
Pool# 560868
7.50%, 2/1/2031 462 470
Pool# BC0774
3.00%, 3/1/2031 53,819 57,366
Pool# AS6919
3.50%, 3/1/2031 54,079 57,220
Pool# BC5968
2.50%, 4/1/2031 83,738 87,606
Pool# BC4430
3.00%, 4/1/2031 22,403 23,757
Pool# AL8566
3.00%, 6/1/2031 68,421 72,577
Pool# AL8565
3.00%, 6/1/2031 57,923 61,629
Pool# AL8561
3.50%, 6/1/2031 44,130 47,260
Pool# AS8028
2.50%, 9/1/2031 223,014 233,478
Pool# BM1888
2.50%, 10/1/2031 619,071 647,949
Pool# MA2775
2.50%, 10/1/2031 450,133 471,237
Pool# AS8038
2.50%, 10/1/2031 237,308 248,435
Pool# BC4777
2.50%, 10/1/2031 151,245 158,200
Pool# AS8612
3.00%, 10/1/2031 85,755 90,658
Pool# 607212
7.50%, 10/1/2031 2,468 2,544
Pool# 607632
6.50%, 11/1/2031 56 63
Pool# MA2830
2.50%, 12/1/2031 166,016 173,802
Pool# BM3814
2.50%, 12/1/2031 114,109 119,649
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8609
3.00%, 1/1/2032 91,481 96,826
Pool# AL9786
3.00%, 1/1/2032 59,725 63,872
Pool# AL9585
3.50%, 1/1/2032 22,157 23,898
Pool# BM1036
2.50%, 2/1/2032 732,062 768,434
Pool# BM4624
3.00%, 2/1/2032 78,883 84,116
Pool# AS8767
3.00%, 2/1/2032 74,424 79,182
Pool# AL9740
3.00%, 2/1/2032 38,976 41,471
Pool# AL9871
3.00%, 2/1/2032 30,590 32,715
Pool# BM1007
2.50%, 3/1/2032 191,967 200,956
Pool# AL9899
3.00%, 3/1/2032 116,121 123,562
Pool# BM3269
2.50%, 4/1/2032 188,745 197,604
Pool# MA1029
3.50%, 4/1/2032 256,023 275,156
Pool# AS9695
3.50%, 5/1/2032 101,827 109,139
Pool# BM4088
3.00%, 6/1/2032 71,577 75,705
Pool# 890786
3.50%, 6/1/2032 74,034 79,830
Pool# MA1107
3.50%, 7/1/2032 69,274 74,452
Pool# BH6610
3.50%, 7/1/2032 21,026 22,250
Pool# BM1669
3.00%, 8/1/2032 36,894 39,454
Pool# BH5355
3.50%, 8/1/2032 27,597 29,624
Pool# MA1166
3.50%, 9/1/2032 397,127 426,812
Pool# BM5167
3.50%, 9/1/2032 19,956 21,100
Pool# CA0586
2.50%, 10/1/2032 19,275 20,323
Pool# BH9391
3.50%, 10/1/2032 21,041 22,515
Pool# BM3389
3.00%, 11/1/2032 74,174 79,327
Pool# BM3977
3.00%, 12/1/2032 164,341 174,319
Pool# CA0951
3.00%, 12/1/2032 115,940 122,748
Pool# FM1661
2.50%, 1/1/2033 469,611 491,111
Pool# BM4338
2.50%, 1/1/2033 179,289 187,700
Pool# BM3919
3.00%, 2/1/2033 35,970 38,468
Pool# 656559
6.50%, 2/1/2033 23,757 26,464

38 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 694846
6.50%, 4/1/2033 7,409 8,426
Pool# AB9402
3.00%, 5/1/2033 187,628 200,462
Pool# AB9403
3.00%, 5/1/2033 75,659 80,834
Pool# AB9300
3.00%, 5/1/2033 66,285 70,859
Pool# MA3372
4.00%, 5/1/2033 44,666 47,360
Pool# 254767
5.50%, 6/1/2033 440,657 501,627
Pool# MA1527
3.00%, 8/1/2033 374,793 400,432
Pool# 750229
6.50%, 10/1/2033 16,878 19,151
Pool# 725228
6.00%, 3/1/2034 466,730 537,784
Pool# 725424
5.50%, 4/1/2034 497,188 568,365
Pool# MA3739
3.50%, 8/1/2034 204,145 215,630
Pool# 788027
6.50%, 9/1/2034 16,390 18,258
Pool# FM2412
3.50%, 1/1/2035 75,721 80,434
Pool# 735141
5.50%, 1/1/2035 256,619 293,297
Pool# 735227
5.50%, 2/1/2035 286,499 327,583
Pool# AL4260
5.50%, 9/1/2036 37,155 42,472
Pool# 310104
5.50%, 8/1/2037 274,767 314,032
Pool# 955194
7.00%, 11/1/2037 150,051 181,574
Pool# MA3464
3.50%, 9/1/2038 172,756 183,588
Pool# AB1735
3.50%, 11/1/2040 7,548 8,006
Pool# AB2067
3.50%, 1/1/2041 350,745 381,814
Pool# AB2068
3.50%, 1/1/2041 201,231 217,768
Pool# 932888
3.50%, 1/1/2041 109,801 121,753
Pool# 932891
3.50%, 1/1/2041 19,985 21,983
Pool# AL6521
5.00%, 4/1/2041 689,967 787,333
Pool# AL5863
4.50%, 6/1/2041 440,798 483,328
Pool# AI9920
4.00%, 9/1/2041 8,095 8,622
Pool# AI9851
4.50%, 9/1/2041 48,025 53,350
Pool# AL0761
5.00%, 9/1/2041 478,133 546,620
Pool# AJ5431
4.50%, 10/1/2041 106,031 117,810
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL0933
5.00%, 10/1/2041 94,681 108,175
Pool# AJ4861
4.00%, 12/1/2041 189,801 207,738
Pool# AX5316
4.50%, 1/1/2042 17,093 18,980
Pool# AL2499
4.50%, 1/1/2042 7,760 8,615
Pool# AX5297
5.00%, 1/1/2042 22,195 25,328
Pool# AW8167
3.50%, 2/1/2042 474,914 512,358
Pool# AB5185
3.50%, 5/1/2042 322,967 348,434
Pool# AO3575
4.50%, 5/1/2042 59,631 65,175
Pool# 890621
5.00%, 5/1/2042 62,646 71,489
Pool# AO4647
3.50%, 6/1/2042 565,114 609,926
Pool# AO8036
4.50%, 7/1/2042 661,558 734,596
Pool# AP2092
4.50%, 8/1/2042 32,135 34,627
Pool# AP6579
3.50%, 9/1/2042 625,640 675,241
Pool# AP7489
4.00%, 9/1/2042 436,597 477,714
Pool# AP6756
4.00%, 9/1/2042 14,496 15,802
Pool# AL2782
4.50%, 9/1/2042 69,411 77,075
Pool# AB6524
3.50%, 10/1/2042 1,019,170 1,099,981
Pool# AB7074
3.00%, 11/1/2042 864,910 924,176
Pool# AP8785
3.00%, 11/1/2042 116,675 124,671
Pool# AB6786
3.50%, 11/1/2042 350,569 378,366
Pool# AL2677
3.50%, 11/1/2042 159,873 173,003
Pool# AB7362
3.00%, 12/1/2042 471,455 503,762
Pool# MA1273
3.50%, 12/1/2042 255,269 275,478
Pool# AR4210
3.50%, 1/1/2043 216,429 233,608
Pool# AR8213
3.50%, 4/1/2043 219,973 238,074
Pool# AB9238
3.00%, 5/1/2043 607,276 652,300
Pool# AB9237
3.00%, 5/1/2043 437,107 470,188
Pool# AB9236
3.00%, 5/1/2043 100,577 108,499
Pool# AB9362
3.50%, 5/1/2043 437,720 476,498
Pool# AT4145
3.00%, 6/1/2043 208,013 223,437

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9814
3.00%, 7/1/2043 577,634 620,460
Pool# AS0203
3.00%, 8/1/2043 260,969 280,318
Pool# AS0255
4.50%, 8/1/2043 198,986 220,961
Pool# AS0516
3.00%, 9/1/2043 266,202 285,899
Pool# AL6951
3.50%, 10/1/2043 378,106 407,876
Pool# BM4222
3.00%, 1/1/2044 368,573 393,615
Pool# AS2276
4.50%, 4/1/2044 315,388 350,227
Pool# AW1006
4.00%, 5/1/2044 135,045 151,380
Pool# AL7767
4.50%, 6/1/2044 10,911 12,114
Pool# AS3161
4.00%, 8/1/2044 365,717 398,604
Pool# BM4650
3.00%, 10/1/2044 672,328 718,100
Pool# CA0688
3.50%, 10/1/2044 219,370 236,615
Pool# BC5090
4.00%, 10/1/2044 53,673 58,710
Pool# AS3946
4.00%, 12/1/2044 504,455 558,700
Pool# AL8303
3.00%, 1/1/2045 121,167 129,448
Pool# BM4384
4.00%, 1/1/2045 140,149 153,155
Pool# BM3611
4.00%, 1/1/2045 90,606 98,883
Pool# BM3804
3.50%, 2/1/2045 40,281 43,436
Pool# AL9555
4.00%, 2/1/2045 1,226,911 1,340,955
Pool# AX9524
4.00%, 2/1/2045 389,869 437,109
Pool# AS4418
4.00%, 2/1/2045 283,280 317,600
Pool# AS4375
4.00%, 2/1/2045 194,799 218,402
Pool# AL6889
4.50%, 2/1/2045 80,804 89,816
Pool# BM3931
3.00%, 3/1/2045 82,813 88,436
Pool# AY1312
3.50%, 3/1/2045 790,849 860,562
Pool# AS4578
4.00%, 3/1/2045 131,185 146,402
Pool# BM3664
3.00%, 5/1/2045 370,953 396,144
Pool# AS4921
3.50%, 5/1/2045 532,861 576,495
Pool# AS5012
4.00%, 5/1/2045 524,093 587,593
Pool# BM5562
4.00%, 6/1/2045 121,844 133,161
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL7207
4.50%, 8/1/2045 98,240 109,198
Pool# AZ2947
4.00%, 9/1/2045 302,609 329,242
Pool# BA2164
3.00%, 11/1/2045 88,356 93,831
Pool# AS6213
4.00%, 11/1/2045 27,230 29,349
Pool# AS6282
3.50%, 12/1/2045 954,331 1,032,487
Pool# AS6311
3.50%, 12/1/2045 719,024 772,682
Pool# BC0326
3.50%, 12/1/2045 167,720 180,234
Pool# AS6362
4.50%, 12/1/2045 20,494 22,549
Pool# AL9849
3.50%, 1/1/2046 128,385 138,477
Pool# AS6474
3.50%, 1/1/2046 127,500 140,182
Pool# AS6539
3.50%, 1/1/2046 116,249 127,814
Pool# AS6527
4.00%, 1/1/2046 105,781 114,764
Pool# BC2667
4.00%, 2/1/2046 30,855 33,488
Pool# AL9781
4.50%, 2/1/2046 165,791 183,943
Pool# BM4621
3.50%, 3/1/2046 103,300 111,389
Pool# BA6972
4.00%, 3/1/2046 37,362 40,573
Pool# BC0823
3.50%, 4/1/2046 158,731 169,984
Pool# AS7026
4.00%, 4/1/2046 180,965 195,308
Pool# AS7251
4.00%, 5/1/2046 246,580 267,024
Pool# AL8833
4.00%, 6/1/2046 137,189 153,805
Pool# AS7593
3.50%, 7/1/2046 655,277 704,651
Pool# AS7594
3.50%, 7/1/2046 605,540 651,166
Pool# AS7545
3.50%, 7/1/2046 250,010 267,001
Pool# AL8824
3.50%, 7/1/2046 81,484 89,591
Pool# BC1452
4.00%, 7/1/2046 769,559 833,665
Pool# MA2705
3.00%, 8/1/2046 457,918 486,867
Pool# BC1489
3.00%, 8/1/2046 41,575 44,647
Pool# BD4890
3.50%, 8/1/2046 515,839 550,595
Pool# AS7760
4.00%, 8/1/2046 170,254 185,082
Pool# AS7648
4.00%, 8/1/2046 127,604 137,846

40 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7795
4.00%, 8/1/2046 101,555 109,372
Pool# BD3911
4.00%, 8/1/2046 19,056 20,601
Pool# BD3923
4.00%, 8/1/2046 14,642 15,820
Pool# AS7770
4.50%, 8/1/2046 17,302 18,827
Pool# AL8947
3.50%, 9/1/2046 25,784 28,112
Pool# AL9263
3.00%, 10/1/2046 87,807 93,973
Pool# BM3932
3.50%, 10/1/2046 169,791 182,231
Pool# AL9234
3.50%, 10/1/2046 45,779 50,334
Pool# FM1871
4.00%, 10/1/2046 117,317 128,211
Pool# BC4766
4.50%, 10/1/2046 26,709 29,005
Pool# AS8154
4.50%, 10/1/2046 18,254 19,903
Pool# FM1368
3.00%, 11/1/2046 1,466,909 1,551,565
Pool# BC9003
3.00%, 11/1/2046 124,372 131,731
Pool# MA2806
3.00%, 11/1/2046 98,905 104,999
Pool# AS8369
3.50%, 11/1/2046 477,435 513,409
Pool# BE5067
3.50%, 11/1/2046 377,704 405,911
Pool# BE5038
4.00%, 11/1/2046 21,515 24,347
Pool# MA2833
3.00%, 12/1/2046 2,391,820 2,532,607
Pool# AS8483
3.00%, 12/1/2046 639,515 676,766
Pool# BC9067
3.00%, 12/1/2046 122,113 129,338
Pool# AS8488
3.00%, 12/1/2046 117,198 125,859
Pool# AS8509
3.00%, 12/1/2046 24,144 26,039
Pool# BM1121
3.50%, 12/1/2046 421,286 458,266
Pool# AS8572
3.50%, 12/1/2046 355,238 377,660
Pool# AS8417
3.50%, 12/1/2046 165,418 175,859
Pool# AS8492
3.50%, 12/1/2046 96,799 106,431
Pool# AS8650
3.00%, 1/1/2047 821,298 869,136
Pool# AL9697
3.00%, 1/1/2047 307,323 330,020
Pool# AS8647
3.00%, 1/1/2047 227,210 243,165
Pool# BE5775
3.00%, 1/1/2047 182,696 193,338
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8692
3.50%, 1/1/2047 223,176 237,340
Pool# BM3204
3.50%, 1/1/2047 172,434 189,511
Pool# AL9774
3.50%, 1/1/2047 59,705 66,144
Pool# BD2440
3.50%, 1/1/2047 58,937 62,640
Pool# BE7115
4.50%, 1/1/2047 6,856 7,438
Pool# MA2895
3.00%, 2/1/2047 3,164,295 3,349,456
Pool# BM3688
3.50%, 2/1/2047 367,600 394,616
Pool# BD5046
3.50%, 2/1/2047 67,399 71,710
Pool# AL9859
3.00%, 3/1/2047 532,686 563,970
Pool# AL9848
3.00%, 3/1/2047 316,743 335,277
Pool# AS8966
4.00%, 3/1/2047 52,437 56,178
Pool# AS8979
4.50%, 3/1/2047 39,233 43,153
Pool# BM3707
2.50%, 4/1/2047 85,163 89,234
Pool# AS9463
3.50%, 4/1/2047 328,168 356,976
Pool# AS9451
3.50%, 4/1/2047 273,196 289,399
Pool# BD7122
4.00%, 4/1/2047 503,647 540,021
Pool# AS9467
4.00%, 4/1/2047 17,109 18,792
Pool# AS9470
4.50%, 4/1/2047 133,855 147,227
Pool# BH0304
4.50%, 4/1/2047 15,587 16,880
Pool# AS9562
3.00%, 5/1/2047 59,501 62,946
Pool# BM3237
3.50%, 5/1/2047 212,866 231,549
Pool# AS9577
3.50%, 5/1/2047 192,141 209,418
Pool# AS9586
4.00%, 5/1/2047 956,024 1,058,211
Pool# BM1268
4.00%, 5/1/2047 282,139 309,899
Pool# BE3670
3.50%, 6/1/2047 380,410 404,214
Pool# AS9794
3.50%, 6/1/2047 179,216 196,039
Pool# BM3549
4.00%, 6/1/2047 223,256 242,054
Pool# BE3702
4.00%, 6/1/2047 141,929 151,802
Pool# BM1295
4.50%, 6/1/2047 124,359 135,816
Pool# BE9624
4.50%, 6/1/2047 73,394 79,725

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3801
3.00%, 7/1/2047 281,848 298,332
Pool# BM1551
3.50%, 7/1/2047 241,782 263,006
Pool# AS9909
3.50%, 7/1/2047 131,926 143,507
Pool# AS9973
4.00%, 7/1/2047 17,373 18,549
Pool# 890673
3.00%, 8/1/2047 226,571 240,070
Pool# MA3087
3.50%, 8/1/2047 444,507 472,163
Pool# BM1658
3.50%, 8/1/2047 230,376 249,162
Pool# CA0240
3.50%, 8/1/2047 178,072 189,504
Pool# BH7375
3.50%, 8/1/2047 129,803 137,853
Pool# CA0123
4.00%, 8/1/2047 287,116 317,806
Pool# BH2597
4.00%, 8/1/2047 179,805 192,273
Pool# CA0133
4.00%, 8/1/2047 75,767 81,112
Pool# CA0407
3.50%, 9/1/2047 354,986 377,173
Pool# CA0265
4.00%, 9/1/2047 533,036 569,982
Pool# BH4004
4.00%, 9/1/2047 196,028 209,936
Pool# CA0392
4.00%, 9/1/2047 89,559 95,630
Pool# BM3556
4.00%, 9/1/2047 40,650 45,944
Pool# CA0487
3.50%, 10/1/2047 645,721 686,295
Pool# BM1959
3.50%, 10/1/2047 246,503 270,918
Pool# CA0493
4.00%, 10/1/2047 414,752 443,147
Pool# CA0549
4.00%, 10/1/2047 114,485 122,151
Pool# CA0496
4.50%, 10/1/2047 149,474 166,083
Pool# CA0623
4.50%, 10/1/2047 31,782 34,386
Pool# CA0693
3.50%, 11/1/2047 543,712 577,875
Pool# BM3358
3.50%, 11/1/2047 63,689 69,973
Pool# CA0696
4.00%, 11/1/2047 392,859 418,734
Pool# CA0808
4.00%, 11/1/2047 121,977 130,253
Pool# BM3191
4.00%, 11/1/2047 44,421 47,699
Pool# BM3379
3.00%, 12/1/2047 375,432 402,332
Pool# BJ1699
4.00%, 12/1/2047 158,079 177,759
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3238
3.50%, 1/1/2048 416,165 441,573
Pool# CA1015
4.00%, 1/1/2048 235,616 252,608
Pool# CA1025
4.50%, 1/1/2048 757,791 821,013
Pool# CA1242
3.50%, 2/1/2048 106,697 118,164
Pool# MA3277
4.00%, 2/1/2048 313,170 334,050
Pool# CA4341
3.00%, 3/1/2048 169,766 179,552
Pool# BK1972
4.50%, 3/1/2048 37,222 41,515
Pool# MA3332
3.50%, 4/1/2048 352,660 374,273
Pool# CA1510
3.50%, 4/1/2048 132,681 140,866
Pool# CA1531
3.50%, 4/1/2048 43,345 48,003
Pool# CA1551
4.00%, 4/1/2048 2,023,599 2,157,063
Pool# CA1560
4.50%, 4/1/2048 88,558 96,753
Pool# BJ2681
5.00%, 4/1/2048 26,254 28,534
Pool# BM4024
3.50%, 5/1/2048 22,543 24,966
Pool# MA3358
4.50%, 5/1/2048 384,495 417,449
Pool# CA1898
4.50%, 6/1/2048 139,526 154,965
Pool# CA1951
4.00%, 7/1/2048 121,458 129,537
Pool# CA1988
4.50%, 7/1/2048 104,370 112,503
Pool# BK6577
4.50%, 7/1/2048 21,888 23,603
Pool# CA2065
5.00%, 7/1/2048 67,719 74,217
Pool# BK4766
4.50%, 8/1/2048 344,510 378,784
Pool# CA2216
5.00%, 8/1/2048 81,881 90,064
Pool# CA2376
4.00%, 9/1/2048 239,073 254,705
Pool# MA3495
4.00%, 10/1/2048 376,051 400,172
Pool# BM4664
4.50%, 10/1/2048 96,975 106,623
Pool# FM1001
3.50%, 11/1/2048 50,074 53,181
Pool# MA3521
4.00%, 11/1/2048 286,251 304,897
Pool# MA3536
4.00%, 12/1/2048 289,126 307,672
Pool# BN0340
4.50%, 12/1/2048 374,531 403,671
Pool# CA2779
4.50%, 12/1/2048 117,164 128,820

42 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN3944
4.00%, 1/1/2049 74,628 80,696
Pool# BN6135
4.00%, 2/1/2049 160,585 171,035
Pool# FM2337
4.50%, 2/1/2049 902,328 971,938
Pool# CA3387
4.00%, 4/1/2049 201,257 222,634
Pool# CA3382
5.00%, 4/1/2049 43,356 48,303
Pool# CA3489
4.00%, 5/1/2049 120,685 133,504
Pool# MA3665
4.50%, 5/1/2049 296,048 318,887
Pool# FM1051
4.50%, 5/1/2049 166,502 179,478
Pool# CA3669
4.00%, 6/1/2049 235,796 258,851
Pool# CA3639
4.00%, 6/1/2049 91,717 99,468
Pool# CA3825
4.00%, 7/1/2049 63,326 70,301
Pool# CA3844
4.50%, 7/1/2049 302,254 325,879
Pool# CA4030
4.00%, 8/1/2049 589,739 628,306
Pool# CA4035
4.50%, 8/1/2049 208,193 224,481
Pool# BO2258
3.00%, 10/1/2049 898,377 948,947
Pool# BO4708
3.00%, 11/1/2049 1,052,655 1,111,909
Pool# BO4707
3.00%, 11/1/2049 681,232 719,578
Pool# BO5169
3.00%, 11/1/2049 150,629 159,451
Pool# MA3835
3.50%, 11/1/2049 518,656 547,581
Pool# MA3836
4.00%, 11/1/2049 398,481 424,042
Pool# BO6220
3.00%, 12/1/2049 1,273,007 1,344,664
Pool# BO6225
3.00%, 12/1/2049 1,020,758 1,078,216
Pool# MA3872
3.50%, 12/1/2049 613,807 648,033
Pool# MA3873
4.00%, 12/1/2049 266,053 283,399
Pool# MA3902
2.50%, 1/1/2050 327,885 341,612
Pool# FM2432
3.00%, 2/1/2050 1,094,946 1,156,867
Pool# MA3939
3.50%, 2/1/2050 1,378,572 1,455,991
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 5/25/2033 625,000 660,415
2.50%, 5/25/2035 2,765,000 2,891,045
3.00%, 5/25/2035 25,598 26,994
3.50%, 5/25/2035 249,000 262,812
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.00%, 5/25/2047 575,000 624,955
5.50%, 5/25/2047 23,000 25,232
4.00%, 5/25/2049 1,511,504 1,609,927
2.50%, 5/25/2050 5,375,000 5,598,608
3.00%, 5/25/2050 9,927,000 10,479,577
3.50%, 5/25/2050 5,671,000 5,992,267
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 355 379
Pool# 457801
7.00%, 8/15/2028 1,526 1,682
Pool# 486936
6.50%, 2/15/2029 781 900
Pool# 502969
6.00%, 3/15/2029 2,221 2,469
Pool# 487053
7.00%, 3/15/2029 834 919
Pool# 781014
6.00%, 4/15/2029 1,721 1,957
Pool# 509099
7.00%, 6/15/2029 2,133 2,198
Pool# 470643
7.00%, 7/15/2029 5,610 5,779
Pool# 434505
7.50%, 8/15/2029 37 37
Pool# 416538
7.00%, 10/15/2029 67 67
Pool# 524269
8.00%, 11/15/2029 3,270 3,285
Pool# 781124
7.00%, 12/15/2029 5,369 6,396
Pool# 507396
7.50%, 9/15/2030 27,485 28,800
Pool# 531352
7.50%, 9/15/2030 1,728 1,790
Pool# 536334
7.50%, 10/15/2030 121 125
Pool# 540659
7.00%, 1/15/2031 559 568
Pool# 486019
7.50%, 1/15/2031 623 651
Pool# 535388
7.50%, 1/15/2031 383 392
Pool# 537406
7.50%, 2/15/2031 223 224
Pool# 528589
6.50%, 3/15/2031 13,593 14,891
Pool# 508473
7.50%, 4/15/2031 2,664 2,885
Pool# 544470
8.00%, 4/15/2031 1,621 1,629
Pool# 781287
7.00%, 5/15/2031 2,645 3,157
Pool# 781319
7.00%, 7/15/2031 767 936
Pool# 485879
7.00%, 8/15/2031 5,009 5,726
Pool# 572554
6.50%, 9/15/2031 30,020 33,991

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781328
7.00%, 9/15/2031 2,540 3,071
Pool# 550991
6.50%, 10/15/2031 500 565
Pool# 571267
7.00%, 10/15/2031 723 839
Pool# 574837
7.50%, 11/15/2031 1,307 1,336
Pool# 555171
6.50%, 12/15/2031 879 963
Pool# 781380
7.50%, 12/15/2031 790 966
Pool# 781481
7.50%, 1/15/2032 3,647 4,473
Pool# 580972
6.50%, 2/15/2032 127 144
Pool# 781401
7.50%, 2/15/2032 2,342 2,866
Pool# 781916
6.50%, 3/15/2032 35,618 41,475
Pool# 552474
7.00%, 3/15/2032 3,284 3,855
Pool# 781478
7.50%, 3/15/2032 1,452 1,786
Pool# 781429
8.00%, 3/15/2032 2,560 3,183
Pool# 781431
7.00%, 4/15/2032 9,421 11,496
Pool# 552616
7.00%, 6/15/2032 26,962 31,416
Pool# 570022
7.00%, 7/15/2032 10,068 12,018
Pool# 595077
6.00%, 10/15/2032 5,160 5,894
Pool# 552903
6.50%, 11/15/2032 67,221 76,972
Pool# 552952
6.00%, 12/15/2032 3,700 4,142
Pool# 602102
6.00%, 2/15/2033 10,421 11,574
Pool# 588192
6.00%, 2/15/2033 2,885 3,229
Pool# 553144
5.50%, 4/15/2033 14,989 16,914
Pool# 604243
6.00%, 4/15/2033 6,900 7,883
Pool# 611526
6.00%, 5/15/2033 5,852 6,497
Pool# 553320
6.00%, 6/15/2033 16,093 18,377
Pool# 573916
6.00%, 11/15/2033 23,608 26,210
Pool# 604788
6.50%, 11/15/2033 53,063 61,795
Pool# 781688
6.00%, 12/15/2033 24,282 27,733
Pool# 604875
6.00%, 12/15/2033 19,705 22,507
Pool# 781690
6.00%, 12/15/2033 9,549 10,908
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 3,647 4,304
Pool# 621856
6.00%, 1/15/2034 6,443 7,153
Pool# 564799
6.00%, 3/15/2034 23,055 25,812
Pool# 630038
6.50%, 8/15/2034 44,944 51,779
Pool# 781804
6.00%, 9/15/2034 27,014 30,856
Pool# 781847
6.00%, 12/15/2034 20,359 23,259
Pool# 486921
5.50%, 2/15/2035 8,529 9,625
Pool# 781902
6.00%, 2/15/2035 24,591 28,091
Pool# 649513
5.50%, 10/15/2035 204,732 227,839
Pool# 649510
5.50%, 10/15/2035 100,784 113,449
Pool# 652207
5.50%, 3/15/2036 30,429 33,154
Pool# 655519
5.00%, 5/15/2036 14,184 15,479
Pool# 652539
5.00%, 5/15/2036 8,542 9,433
Pool# 606308
5.50%, 5/15/2036 15,428 17,383
Pool# 606314
5.50%, 5/15/2036 5,016 5,465
Pool# 656666
6.00%, 6/15/2036 18,567 20,720
Pool# 657912
6.50%, 8/15/2036 3,287 3,601
Pool# 704630
5.50%, 7/15/2039 33,961 38,097
Pool# 757039
4.00%, 12/15/2040 216,889 238,040
Pool# 757038
4.00%, 12/15/2040 185,217 204,348
Pool# 755656
4.00%, 12/15/2040 72,884 80,341
Pool# 757044
4.00%, 12/15/2040 68,544 74,632
Pool# 742235
4.00%, 12/15/2040 67,432 73,051
Pool# 755655
4.00%, 12/15/2040 49,470 54,294
Pool# 757043
4.00%, 12/15/2040 34,853 38,432
Pool# 756631
4.00%, 12/15/2040 20,713 22,842
Pool# 742244
4.00%, 1/15/2041 155,798 170,963
Pool# 755959
4.00%, 1/15/2041 152,033 167,575
Pool# 753826
4.00%, 1/15/2041 70,115 76,936
Pool# 690662
4.00%, 1/15/2041 54,418 58,664

44 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 719486
4.00%, 1/15/2041 23,824 25,574
Pool# 757557
4.00%, 2/15/2041 36,636 39,761
Pool# 757555
4.00%, 2/15/2041 31,549 34,366
Pool# AD6012
3.50%, 4/15/2043 332,576 359,309
Pool# AD7471
3.50%, 4/15/2043 288,438 311,597
Pool# AA6307
3.50%, 4/15/2043 179,688 193,956
Pool# AD9472
3.50%, 4/15/2043 139,213 150,756
Pool# AD7472
3.50%, 4/15/2043 137,259 148,625
Pool# AB3946
3.50%, 4/15/2043 93,680 101,213
Pool# AA6403
3.00%, 5/15/2043 635,000 682,328
Pool# 783781
3.50%, 6/15/2043 97,148 104,352
Pool# 784015
3.00%, 7/15/2043 35,990 38,461
Pool# 784714
3.00%, 1/15/2044 137,906 147,415
Pool# 784459
3.00%, 12/15/2046 87,033 92,671
Pool# 784355
4.00%, 12/15/2046 69,858 75,823
Pool# 784500
3.00%, 2/15/2047 138,644 147,592
Pool# 784713
3.00%, 2/15/2047 28,800 30,660
Pool# 784458
3.50%, 12/15/2047 267,163 297,413
Pool# 784747
4.00%, 5/15/2048 156,482 166,378
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 141,976 159,931
Pool# 4559
5.00%, 10/20/2039 210,543 236,013
Pool# 4715
5.00%, 6/20/2040 214,021 239,864
Pool# 4747
5.00%, 7/20/2040 118,149 132,410
Pool# 4771
4.50%, 8/20/2040 352,855 388,262
Pool# 4834
4.50%, 10/20/2040 958,840 1,055,071
Pool# 737727
4.00%, 12/20/2040 716,961 788,467
Pool# 737730
4.00%, 12/20/2040 226,039 248,642
Pool# 4923
4.50%, 1/20/2041 139,317 153,311
Pool# 4978
4.50%, 3/20/2041 20,722 22,803
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5017
4.50%, 4/20/2041 222,374 244,700
Pool# 5082
4.50%, 6/20/2041 374,966 412,645
Pool# 5175
4.50%, 9/20/2041 276,468 304,250
Pool# 675523
3.50%, 3/20/2042 283,448 306,860
Pool# MA0392
3.50%, 9/20/2042 1,528,319 1,673,700
Pool# MA0462
3.50%, 10/20/2042 543,926 595,668
Pool# MA0534
3.50%, 11/20/2042 1,405,041 1,538,698
Pool# MA0625
3.50%, 12/20/2042 400,164 438,231
Pool# MA0698
3.00%, 1/20/2043 343,497 367,585
Pool# MA0852
3.50%, 3/20/2043 625,413 684,910
Pool# MA0934
3.50%, 4/20/2043 735,387 805,346
Pool# AF1001
3.50%, 6/20/2043 219,370 238,529
Pool# MA1376
4.00%, 10/20/2043 598,142 658,039
Pool# AJ9335
3.50%, 10/20/2044 21,244 23,005
Pool# MA2754
3.50%, 4/20/2045 269,713 290,260
Pool# MA2824
2.50%, 5/20/2045 315,357 335,266
Pool# MA2825
3.00%, 5/20/2045 571,554 611,008
Pool# MA2891
3.00%, 6/20/2045 1,511,785 1,615,746
Pool# MA2960
3.00%, 7/20/2045 473,245 504,222
Pool# AO1103
3.50%, 9/20/2045 477,011 516,339
Pool# AO1099
3.50%, 9/20/2045 16,451 17,809
Pool# MA3106
4.00%, 9/20/2045 81,002 88,040
Pool# MA3172
3.00%, 10/20/2045 166,204 177,553
Pool# MA3173
3.50%, 10/20/2045 10,415 11,261
Pool# MA3174
4.00%, 10/20/2045 15,074 16,337
Pool# MA3243
3.00%, 11/20/2045 146,086 156,039
Pool# MA3244
3.50%, 11/20/2045 193,241 207,991
Pool# MA3309
3.00%, 12/20/2045 289,512 309,157
Pool# MA3310
3.50%, 12/20/2045 78,874 84,904
Pool# MA3377
4.00%, 1/20/2046 41,683 45,233

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784119
3.00%, 2/20/2046 582,207 621,766
Pool# MA3521
3.50%, 3/20/2046 459,180 494,244
Pool# MA3522
4.00%, 3/20/2046 433,093 468,384
Pool# MA3596
3.00%, 4/20/2046 267,489 285,706
Pool# MA3597
3.50%, 4/20/2046 82,134 88,507
Pool# MA3662
3.00%, 5/20/2046 489,534 522,990
Pool# MA3735
3.00%, 6/20/2046 558,190 596,189
Pool# MA3736
3.50%, 6/20/2046 1,578,026 1,695,090
Pool# MA3802
3.00%, 7/20/2046 986,337 1,053,357
Pool# MA3804
4.00%, 7/20/2046 39,031 42,330
Pool# MA3873
3.00%, 8/20/2046 976,533 1,043,159
Pool# MA3876
4.50%, 8/20/2046 15,075 16,545
Pool# MA3936
3.00%, 9/20/2046 866,099 925,534
Pool# MA3939
4.50%, 9/20/2046 8,711 9,498
Pool# MA4068
3.00%, 11/20/2046 257,767 274,722
Pool# MA4126
3.00%, 12/20/2046 1,843,421 1,969,889
Pool# MA4127
3.50%, 12/20/2046 399,070 425,974
Pool# MA4194
2.50%, 1/20/2047 356,557 379,669
Pool# MA4196
3.50%, 1/20/2047 53,931 57,475
Pool# MA4261
3.00%, 2/20/2047 433,468 461,841
Pool# MA4262
3.50%, 2/20/2047 2,811,443 3,008,598
Pool# MA4264
4.50%, 2/20/2047 18,420 20,248
Pool# MA4321
3.50%, 3/20/2047 770,692 822,934
Pool# MA4382
3.50%, 4/20/2047 414,650 440,030
Pool# AZ1974
3.50%, 4/20/2047 189,420 205,040
Pool# MA4384
4.50%, 4/20/2047 18,802 20,577
Pool# MA4509
3.00%, 6/20/2047 209,126 223,142
Pool# MA4511
4.00%, 6/20/2047 758,803 822,363
Pool# MA4512
4.50%, 6/20/2047 53,918 59,008
Pool# MA4585
3.00%, 7/20/2047 33,622 35,874
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4587
4.00%, 7/20/2047 832,263 894,824
Pool# BC1888
3.50%, 8/20/2047 285,107 308,619
Pool# MA4652
3.50%, 8/20/2047 227,078 242,406
Pool# 784471
3.50%, 8/20/2047 223,214 240,200
Pool# MA4653
4.00%, 8/20/2047 30,295 32,510
Pool# 784408
3.50%, 10/20/2047 139,756 150,406
Pool# MA4836
3.00%, 11/20/2047 349,582 374,127
Pool# MA4837
3.50%, 11/20/2047 664,089 709,377
Pool# MA4838
4.00%, 11/20/2047 1,593,278 1,708,640
Pool# MA4899
3.00%, 12/20/2047 357,769 381,187
Pool# MA4900
3.50%, 12/20/2047 509,528 544,308
Pool# 784421
3.50%, 12/20/2047 268,530 289,001
Pool# MA4961
3.00%, 1/20/2048 184,707 196,922
Pool# MA4962
3.50%, 1/20/2048 492,342 525,838
Pool# MA5018
3.00%, 2/20/2048 161,211 171,763
Pool# MA5078
4.00%, 3/20/2048 746,740 798,732
Pool# 784480
3.50%, 4/20/2048 103,719 111,632
Pool# 784479
3.50%, 4/20/2048 64,858 69,802
Pool# 784481
3.50%, 4/20/2048 22,209 23,842
Pool# MA5137
4.00%, 4/20/2048 294,903 314,707
Pool# BD4034
4.00%, 4/20/2048 57,023 61,618
Pool# MA5139
5.00%, 4/20/2048 79,824 87,602
Pool# MA5192
4.00%, 5/20/2048 1,271,187 1,354,768
Pool# MA5194
5.00%, 5/20/2048 37,911 41,242
Pool# MA5265
4.50%, 6/20/2048 563,643 608,212
Pool# MA5331
4.50%, 7/20/2048 203,705 218,171
Pool# MA5398
4.00%, 8/20/2048 660,984 707,739
Pool# MA5399
4.50%, 8/20/2048 445,105 476,081
Pool# MA5466
4.00%, 9/20/2048 403,863 432,827
Pool# BJ2692
4.00%, 11/20/2048 34,667 36,904

46 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5597
5.00%, 11/20/2048 47,288 51,389
Pool# MA5652
4.50%, 12/20/2048 524,002 563,170
Pool# 784656
4.50%, 12/20/2048 197,429 211,475
Pool# BK2856
4.50%, 12/20/2048 27,101 29,184
Pool# MA5653
5.00%, 12/20/2048 79,081 85,489
Pool# MA5712
5.00%, 1/20/2049 367,651 397,528
Pool# MA5818
4.50%, 3/20/2049 134,550 144,217
Pool# MA5878
5.00%, 4/20/2049 47,661 51,354
Pool# MA5933
5.00%, 5/20/2049 36,239 39,075
Pool# MA5987
4.50%, 6/20/2049 811,489 868,038
Pool# MA6041
4.50%, 7/20/2049 362,734 387,887
Pool# MA6092
4.50%, 8/20/2049 129,397 138,426
Pool# MA6219
3.50%, 10/20/2049 1,198,137 1,271,399
Pool# MA6284
3.50%, 11/20/2049 785,528 834,496
Pool# MA6285
4.00%, 11/20/2049 996,621 1,060,271
Pool# MA6339
3.50%, 12/20/2049 493,195 524,529
Pool# MA6409
3.00%, 1/20/2050 1,116,051 1,189,381
Pool# MA6410
3.50%, 1/20/2050 816,624 868,429
Pool# MA6474
3.00%, 2/20/2050 1,119,681 1,193,185
GNMA TBA
3.50%, 5/15/2049 152,000 161,239
2.50%, 5/15/2050 385,000 406,476
3.00%, 5/15/2050 1,541,000 1,640,420
4.00%, 5/15/2050 202,500 215,425
4.50%, 5/15/2050 327,000 349,839
5.00%, 5/15/2050 181,000 195,113
Total Mortgage-Backed Securities
(cost $227,020,914)
236,713,524
Municipal Bonds 0 .8%
California 0 .3%
Bay Area Toll Authority, RB
Series F-2, 6.26%,
4/1/2049 150,000 243,583
Series S-3, 6.91%,
10/1/2050 100,000 167,776
California State, GO, 7.60%,
11/1/2040 100,000 172,348
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority, RB
(continued)
East Bay Municipal Utility
District, RB, Series B,
5.87%, 6/1/2040 100,000 140,283
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 100,000 174,572
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 142,303
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 210,000 337,573
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 125,000 180,574
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 250,478
State of California, GO
7.55%, 4/1/2039 125,000 209,631
7.63%, 3/1/2040 220,000 366,461
University of California, RB
Series AX, 3.06%, 7/1/2025 50,000 53,317
Series R, 5.77%, 5/15/2043 50,000 70,288
Series AD, 4.86%,
5/15/2112 200,000 271,342
2,780,529
Connecticut 0 .0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 236,256
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 147,000 199,514
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 38,598
State of Illinois, GO, 5.10%,
6/1/2033 435,000 391,839
430,437
Massachusetts 0 .0%
†
Commonwealth of
Massachusetts, RB, Series
A, 5.73%, 6/1/2040 150,000 200,451
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 177,484
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 165,000 259,123

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 47
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 329,810
766,417
New York 0 .2%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 140,000 204,663
New York City Municipal
Water Finance Authority,
Water and Sewer System
Revenue Taxable, Second
General Resolution,
RB, Series CC, 5.88%,
6/15/2044 100,000 152,895
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 129,555
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 104,047
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 49,057
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 300,000 385,554
4.46%, 10/1/2062 100,000 123,874
1,149,645
Ohio 0 .0%
†
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 135,004
Oregon 0 .0%
†
Oregon School Boards
Association, Limited
Tax Pension, GO, AGM
Insured, 5.53%, 6/30/2028 200,000 231,844
Texas 0 .1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 155,031
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 48,950
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 25,092
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 72,950
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 124,580
426,603
Wisconsin 0 .0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 20,814
Total Municipal Bonds
(cost $5,381,701)
6,577,514
Supranational 1 .3%
African Development Bank,
1.63%, 9/16/2022 500,000 513,415
Asian Development Bank
1.75%, 9/13/2022 500,000 515,615
1.50%, 10/18/2024 500,000 521,605
2.50%, 11/2/2027 500,000 558,065
2.75%, 1/19/2028 200,000 228,929
European Bank for
Reconstruction &
Development, 2.75%,
3/7/2023 250,000 266,115
European Investment Bank
1.63%, 6/15/2021 500,000 506,852
2.13%, 10/15/2021 250,000 256,258
2.25%, 3/15/2022 750,000 776,088
1.38%, 5/15/2023 500,000 513,838
2.63%, 3/15/2024 500,000 540,808
2.50%, 10/15/2024 500,000 543,630
Inter-American Development
Bank
1.75%, 9/14/2022 250,000 257,582
2.63%, 1/16/2024 500,000 537,723
2.00%, 6/2/2026 200,000 216,332
2.00%, 7/23/2026 500,000 539,210
4.38%, 1/24/2044 200,000 315,481
International Bank for
Reconstruction &
Development
1.38%, 9/20/2021 500,000 506,655
2.13%, 7/1/2022 250,000 259,348
7.63%, 1/19/2023 677,000 807,451
1.88%, 6/19/2023 250,000 260,916
3.00%, 9/27/2023 250,000 271,522
2.50%, 3/19/2024 500,000 539,362
2.50%, 7/29/2025 250,000 274,537
1.75%, 10/23/2029 500,000 538,929
International Finance Corp.,
1.38%, 10/16/2024 250,000 258,575
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 213,485
Total Supranational
(cost $10,942,063)
11,538,326

48 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
U.S. Government Agency Securities 0 .8%
Principal
Amount ($) Value ($)
FFCB, 2.85%, 9/20/2021 745,000 771,494
FHLB
3.63%, 6/11/2021 200,000 207,341
3.13%, 6/13/2025 1,075,000 1,211,317
5.50%, 7/15/2036 300,000 471,092
FHLMC
6.75%, 9/15/2029 388,000 584,840
6.75%, 3/15/2031 400,000 628,298
6.25%, 7/15/2032 365,000 576,075
FNMA
2.63%, 1/11/2022 355,000 369,144
2.63%, 9/6/2024 500,000 546,573
6.25%, 5/15/2029 500,000 723,919
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 477,062
Total U.S. Government Agency Securities
(cost $5,434,941)
6,567,155
U.S. Treasury Obligations 38 .7%
U.S. Treasury Bonds
8.13%, 8/15/2021 1,800,000 1,985,414
7.13%, 2/15/2023 1,000,000 1,192,773
6.25%, 8/15/2023 869,000 1,040,424
6.00%, 2/15/2026 1,444,500 1,907,022
5.50%, 8/15/2028 5,300,000 7,429,730
5.25%, 11/15/2028 1,000,000 1,392,617
4.50%, 5/15/2038 500,000 797,480
4.50%, 8/15/2039 185,000 298,804
4.38%, 11/15/2039 830,000 1,323,039
3.88%, 8/15/2040 900,000 1,357,629
4.25%, 11/15/2040 1,500,000 2,371,230
3.75%, 8/15/2041 2,250,000 3,364,365
3.13%, 11/15/2041 3,500,000 4,811,133
3.13%, 2/15/2042 2,650,000 3,652,756
2.75%, 11/15/2042 800,000 1,041,250
3.13%, 2/15/2043 1,750,000 2,411,719
2.88%, 5/15/2043 900,000 1,195,594
3.63%, 8/15/2043 2,000,000 2,971,328
3.75%, 11/15/2043 1,850,000 2,803,762
3.63%, 2/15/2044 800,000 1,194,094
3.38%, 5/15/2044 1,700,000 2,451,984
3.13%, 8/15/2044 2,400,000 3,340,313
3.00%, 11/15/2044 5,250,000 7,180,811
3.00%, 5/15/2045 2,000,000 2,748,281
2.88%, 8/15/2045 2,000,000 2,695,234
2.50%, 2/15/2046 200,000 253,812
2.50%, 5/15/2046 1,200,000 1,525,922
2.25%, 8/15/2046 1,000,000 1,216,875
2.88%, 11/15/2046 1,775,000 2,419,131
3.00%, 2/15/2047 400,000 558,516
3.00%, 5/15/2047 1,600,000 2,235,938
2.75%, 8/15/2047 1,000,000 1,339,297
3.00%, 8/15/2048 1,750,000 2,468,115
2.25%, 8/15/2049 2,500,000 3,092,578
2.38%, 11/15/2049 4,800,000 6,098,063
2.00%, 2/15/2050 1,160,000 1,368,302
U.S. Treasury Notes
2.38%, 4/15/2021 3,000,000 3,063,867
2.25%, 4/30/2021 2,000,000 2,041,875
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 5/15/2021 1,250,000 1,288,574
1.38%, 5/31/2021 2,000,000 2,026,094
1.13%, 6/30/2021 2,000,000 2,022,344
2.25%, 7/31/2021 5,000,000 5,128,906
2.13%, 8/15/2021 1,500,000 1,537,559
1.50%, 9/30/2021 8,000,000 8,149,688
2.88%, 10/15/2021 6,500,000 6,755,938
1.25%, 10/31/2021 4,000,000 4,063,906
1.75%, 11/30/2021 2,000,000 2,048,594
2.00%, 12/31/2021 2,000,000 2,059,531
1.50%, 1/31/2022 2,000,000 2,045,234
1.75%, 2/28/2022 3,000,000 3,084,844
1.75%, 3/31/2022 1,000,000 1,029,492
1.75%, 4/30/2022 2,000,000 2,061,875
1.88%, 4/30/2022 2,000,000 2,066,250
1.75%, 5/15/2022 1,700,000 1,753,457
1.75%, 5/31/2022 2,000,000 2,063,828
1.75%, 6/30/2022 1,000,000 1,033,281
2.13%, 6/30/2022 500,000 520,742
1.88%, 7/31/2022 4,000,000 4,149,375
2.00%, 7/31/2022 7,000,000 7,281,641
1.63%, 8/15/2022 5,200,000 5,368,391
1.63%, 8/31/2022 1,750,000 1,807,148
1.88%, 8/31/2022 3,500,000 3,634,941
1.75%, 9/30/2022 2,000,000 2,073,672
1.88%, 9/30/2022 500,000 519,883
1.38%, 10/15/2022 3,500,000 3,598,437
1.63%, 11/15/2022 4,000,000 4,140,938
2.00%, 11/30/2022 1,400,000 1,463,602
2.13%, 12/31/2022 2,000,000 2,100,469
2.38%, 1/31/2023 1,750,000 1,852,607
1.50%, 2/28/2023 1,000,000 1,035,664
1.50%, 3/31/2023 2,500,000 2,591,797
1.38%, 6/30/2023 2,700,000 2,795,555
2.50%, 8/15/2023 3,800,000 4,077,875
1.38%, 8/31/2023 3,700,000 3,836,004
2.75%, 8/31/2023 2,000,000 2,164,297
2.13%, 11/30/2023 3,900,000 4,155,633
2.25%, 12/31/2023 4,500,000 4,820,625
2.25%, 1/31/2024 4,800,000 5,149,875
2.50%, 1/31/2024 7,000,000 7,574,219
2.75%, 2/15/2024 4,500,000 4,914,668
2.13%, 3/31/2024 4,500,000 4,818,867
2.00%, 4/30/2024 2,000,000 2,134,375
2.25%, 4/30/2024 2,700,000 2,908,090
2.50%, 5/15/2024 1,700,000 1,849,082
2.00%, 5/31/2024 3,500,000 3,739,258
2.00%, 6/30/2024 2,500,000 2,673,437
2.13%, 7/31/2024 1,500,000 1,613,613
2.38%, 8/15/2024 250,000 271,777
1.88%, 8/31/2024 1,000,000 1,066,445
1.50%, 9/30/2024 2,500,000 2,627,930
2.13%, 9/30/2024 2,500,000 2,696,094
2.25%, 10/31/2024 1,000,000 1,085,352
2.25%, 11/15/2024 4,160,000 4,516,850
2.13%, 11/30/2024 1,200,000 1,297,500
1.38%, 1/31/2025 1,300,000 1,362,867
2.50%, 1/31/2025 1,500,000 1,652,227
2.00%, 2/15/2025 1,500,000 1,617,129
0.50%, 3/31/2025 4,500,000 4,533,223

Nationwide Bond Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 49
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.63%, 3/31/2025 3,200,000 3,553,750
2.13%, 5/15/2025 1,600,000 1,739,625
2.88%, 7/31/2025 1,750,000 1,975,859
2.00%, 8/15/2025 2,000,000 2,167,578
3.00%, 10/31/2025 500,000 570,176
2.25%, 11/15/2025 1,500,000 1,650,059
2.63%, 1/31/2026 2,250,000 2,529,580
1.63%, 2/15/2026 2,900,000 3,095,410
1.63%, 5/15/2026 3,000,000 3,208,008
1.50%, 8/15/2026 3,400,000 3,614,891
1.38%, 8/31/2026 4,500,000 4,750,664
1.63%, 9/30/2026 2,500,000 2,679,980
1.63%, 10/31/2026 4,000,000 4,290,469
2.00%, 11/15/2026 1,000,000 1,096,914
2.25%, 2/15/2027 3,800,000 4,244,273
1.13%, 2/28/2027 5,000,000 5,208,789
0.63%, 3/31/2027 1,500,000 1,511,836
2.25%, 11/15/2027 3,870,000 4,361,913
2.75%, 2/15/2028 1,000,000 1,167,930
2.88%, 5/15/2028 3,000,000 3,545,742
2.88%, 8/15/2028 3,000,000 3,559,687
2.63%, 2/15/2029 1,657,000 1,945,875
2.38%, 5/15/2029 3,600,000 4,162,781
1.63%, 8/15/2029 1,000,000 1,092,617
1.75%, 11/15/2029 500,000 552,871
1.50%, 2/15/2030 5,000,000 5,415,234
Total U.S. Treasury Obligations
(cost $306,667,720)
338,645,157
Short-Term Investment 0 .0%
†
Shares
Money Market Fund 0 .0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.20%  (g)(h) 114,271 114,271
Total Short-Term Investment
(cost $114,271)
114,271
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $12,726,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $13,011.
(h)(i) 12,726 12,726
Total Repurchase Agreement
(cost $12,726)
12,726
Total Investments
(cost $805,683,724) — 99.3% $ 868,353,026
Other assets in excess of
liabilities — 0.7% 6,494,800
NET ASSETS — 100.0%
$ 874,847,826
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of April 30, 2020.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2020.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$7,070,379 which represents 0.81% of net assets.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2020.
(e) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $123,642, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $114,271 and $12,726, respectively, a total
value of $126,997.
(f) Investment in affiliate.
(g) Represents 7-day effective yield as of April 30, 2020.
(h) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2020 was $126,997.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
AGM Assured Guaranty Municipal Corp.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

50 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Bond Index Fund
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks 96.8%
Shares Value ($)
AUSTRALIA 6.7%
Airlines 0.0%
†
Qantas Airways Ltd. 67,163 166,279
Banks 1.4%
Australia & New Zealand
Banking Group Ltd. 255,016 2,741,809
Bendigo & Adelaide Bank
Ltd. 46,113 193,056
Commonwealth Bank of
Australia 158,108 6,322,132
National Australia Bank Ltd. 259,416 2,805,096
Westpac Banking Corp. 320,992 3,332,454
15,394,547
Beverages 0.1%
Coca-Cola Amatil Ltd. 47,888 267,415
Treasury Wine Estates Ltd. 64,276 423,355
690,770
Biotechnology 0.7%
CSL Ltd. 40,607 8,048,947
Capital Markets 0.3%
ASX Ltd. 17,503 918,146
Macquarie Group Ltd. 29,627 1,936,234
Magellan Financial Group
Ltd. 11,801 387,957
3,242,337
Chemicals 0.1%
Incitec Pivot Ltd. 130,586 199,846
Orica Ltd. 35,732 415,027
614,873
Commercial Services & Supplies 0.1%
Brambles Ltd. 134,716 961,326
Construction & Engineering 0.0%
†
CIMIC Group Ltd. 8,551 135,782
Construction Materials 0.0%
†
Boral Ltd. 103,823 202,934
Diversified Financial Services 0.0%
†
AMP Ltd.* 330,644 306,272
Challenger Ltd. 47,382 148,970
455,242
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 371,986 732,568
TPG Telecom Ltd. 32,780 154,639
887,207
Electric Utilities 0.0%
†
AusNet Services 181,656 221,100
Energy Equipment & Services 0.0%
†
Worley Ltd. 28,634 163,611
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 98,757 580,592
Goodman Group 145,783 1,225,220
GPT Group (The) 172,557 467,783
Mirvac Group 346,187 495,156
Scentre Group 465,106 692,609
Stockland 216,674 397,964
Vicinity Centres 275,733 263,107
4,122,431
Food & Staples Retailing 0.3%
Coles Group Ltd. 119,438 1,193,611
Common Stocks
Shares Value ($)
AUSTRALIA
Food & Staples Retailing
Woolworths Group Ltd. 112,994 2,604,252
3,797,863
Gas Utilities 0.1%
APA Group 102,841 724,086
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,984 597,223
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 14,877 595,679
Sonic Healthcare Ltd. 39,486 699,205
1,294,884
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 52,805 860,117
Crown Resorts Ltd. 35,525 227,511
Flight Centre Travel Group
Ltd. 6,025 42,866
Tabcorp Holdings Ltd. 176,350 364,574
1,495,068
Insurance 0.2%
Insurance Australia Group
Ltd. 212,679 788,172
Medibank Pvt Ltd. 251,759 441,932
QBE Insurance Group Ltd. 116,982 629,713
Suncorp Group Ltd. 115,337 687,919
2,547,736
Interactive Media & Services 0.0%
†
REA Group Ltd. 4,144 234,962
IT Services 0.0%
†
Computershare Ltd. 43,467 338,288
Metals & Mining 1.7%
Alumina Ltd. 206,529 228,901
BHP Group Ltd. 263,922 5,405,570
BHP Group plc 189,037 3,174,795
BlueScope Steel Ltd. 45,189 295,648
Fortescue Metals Group Ltd. 123,459 946,332
Newcrest Mining Ltd.∞ 69,791 1,252,500
Rio Tinto Ltd. 33,261 1,873,524
Rio Tinto plc 100,848 4,687,075
South32 Ltd. 460,290 581,266
18,445,611
Multiline Retail 0.2%
Harvey Norman Holdings
Ltd. 57,355 103,428
Wesfarmers Ltd. 101,487 2,449,850
2,553,278
Multi-Utilities 0.1%
AGL Energy Ltd. 58,755 643,024
Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd. 22,510 359,836
Oil Search Ltd. 135,595 262,477
Origin Energy Ltd. 158,642 563,341
Santos Ltd. 157,328 496,374
Washington H Soul Pattinson
& Co. Ltd. 11,597 139,682
Woodside Petroleum Ltd. 85,835 1,225,659
3,047,369

52 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRALIA
Professional Services 0.0%
†
SEEK Ltd. 31,885 354,612
Real Estate Management & Development 0.0%
†
Lendlease Group 49,928 393,679
Road & Rail 0.1%
Aurizon Holdings Ltd. 174,363 526,819
Software 0.0%
†
WiseTech Global Ltd. 13,170 158,481
Transportation Infrastructure 0.2%
Sydney Airport 95,725 389,431
Transurban Group 248,027 2,216,645
2,606,076
75,066,445
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 27,397 595,939
Raiffeisen Bank International
AG 12,208 210,730
806,669
Electric Utilities 0.0%
†
Verbund AG 6,001 272,277
Machinery 0.0%
†
ANDRITZ AG 6,555 215,962
Metals & Mining 0.0%
†
voestalpine AG(a) 10,207 211,555
Oil, Gas & Consumable Fuels 0.1%
OMV AG 13,902 456,000
1,962,463
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 22,696 1,227,042
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 68,502 3,179,675
Biotechnology 0.1%
Galapagos NV* 3,992 882,885
Chemicals 0.1%
Solvay SA 6,573 513,642
Umicore SA 17,583 760,284
1,273,926
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA* 7,076 565,717
Diversified Telecommunication Services 0.0%
†
Proximus SADP 13,940 297,636
Food & Staples Retailing 0.0%
†
Colruyt SA 5,305 317,692
Insurance 0.1%
Ageas 16,225 584,925
Media 0.0%
†
Telenet Group Holding NV 3,395 141,803
Common Stocks
Shares Value ($)
BELGIUM
Pharmaceuticals 0.1%
UCB SA* 11,271 1,032,679
9,503,980
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 33,723 345,850
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 327,600 993,692
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S*(b) 112,300 301,940
Biotechnology 0.1%
BeiGene Ltd., ADR* 3,420 522,679
Internet & Direct Marketing Retail 0.3%
Prosus NV* 43,967 3,337,354
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 251,566 175,006
5,330,671
COLOMBIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Millicom International Cellular
SA, SDR 9,042 237,715
DENMARK 2.2%
Air Freight & Logistics 0.2%
DSV PANALPINA A/S 19,043 1,968,623
Banks 0.1%
Danske Bank A/S* 59,423 706,134
Beverages 0.1%
Carlsberg A/S, Class B 9,512 1,200,772
Biotechnology 0.1%
Genmab A/S* 5,813 1,399,813
Chemicals 0.2%
Chr Hansen Holding A/S 9,240 797,150
Novozymes A/S, Class B 19,683 965,543
1,762,693
Commercial Services & Supplies 0.0%
†
ISS A/S* 15,223 227,412
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 17,008 1,722,083
Electrical Equipment 0.1%
Vestas Wind Systems A/S 16,975 1,463,889
Health Care Equipment & Supplies 0.2%
Coloplast A/S, Class B 10,550 1,666,062
Demant A/S* 8,851 211,879
1,877,941
Insurance 0.0%
†
Tryg A/S 10,895 288,829
Marine 0.1%
AP Moller - Maersk A/S,
Class A 343 317,229

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
DENMARK
Marine
AP Moller - Maersk A/S,
Class B 584 581,813
899,042
Pharmaceuticals 0.9%
H Lundbeck A/S 5,521 201,384
Novo Nordisk A/S, Class B 158,526 10,122,526
10,323,910
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 9,205 327,458
24,168,599
FINLAND 1.2%
Auto Components 0.0%
†
Nokian Renkaat OYJ 11,788 252,620
Banks 0.2%
Nordea Bank Abp 293,027 1,894,844
Communications Equipment 0.2%
Nokia OYJ 507,367 1,831,924
Diversified Telecommunication Services 0.1%
Elisa OYJ 12,353 750,944
Electric Utilities 0.1%
Fortum OYJ 40,146 667,083
Insurance 0.1%
Sampo OYJ, Class A 40,255 1,335,362
Machinery 0.2%
Kone OYJ, Class B 30,711 1,863,207
Metso OYJ 8,768 243,661
Wartsila OYJ Abp 36,042 265,076
2,371,944
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 38,366 1,360,870
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 50,658 600,285
UPM-Kymmene OYJ 47,733 1,322,723
1,923,008
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 9,760 496,340
12,884,939
FRANCE 10.0%
Aerospace & Defense 0.6%
Airbus SE* 52,136 3,314,491
Dassault Aviation SA 203 165,885
Safran SA 29,422 2,719,774
Thales SA 9,708 736,213
6,936,363
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 15,353 1,500,690
Faurecia SE 6,859 248,874
Valeo SA 21,657 503,157
2,252,721
Automobiles 0.1%
Peugeot SA 52,937 759,772
Common Stocks
Shares Value ($)
FRANCE
Automobiles
Renault SA* 17,560 348,997
1,108,769
Banks 0.5%
BNP Paribas SA 100,042 3,148,879
Credit Agricole SA 102,767 821,524
Societe Generale SA 72,415 1,133,568
5,103,971
Beverages 0.3%
Pernod Ricard SA 19,066 2,909,169
Remy Cointreau SA 2,184 243,811
3,152,980
Building Products 0.1%
Cie de Saint-Gobain 43,119 1,145,576
Capital Markets 0.1%
Amundi SA Reg. S(b) 5,500 365,589
Natixis SA 80,254 190,420
556,009
Chemicals 0.5%
Air Liquide SA 42,314 5,388,702
Arkema SA 6,524 541,917
5,930,619
Construction & Engineering 0.4%
Bouygues SA* 20,311 626,380
Eiffage SA 6,995 573,303
Vinci SA 46,026 3,772,703
4,972,386
Diversified Financial Services 0.0%
†
Eurazeo SE* 3,736 178,860
Wendel SE 2,490 213,038
391,898
Diversified Telecommunication Services 0.2%
Iliad SA 1,325 197,625
Orange SA 178,738 2,182,655
2,380,280
Electric Utilities 0.0%
†
Electricite de France SA 57,603 459,768
Electrical Equipment 0.5%
Legrand SA 23,499 1,585,720
Schneider Electric SE* 49,379 4,523,782
6,109,502
Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA 5,574 701,727
Entertainment 0.2%
Bollore SA 81,557 216,732
Ubisoft Entertainment SA* 8,008 596,685
Vivendi SA(a) 75,553 1,633,019
2,446,436
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,179 261,988
Gecina SA 4,285 559,739
ICADE 2,477 190,600
Klepierre SA 16,946 343,069
Unibail-Rodamco-Westfield 12,689 747,869
2,103,265
Food & Staples Retailing 0.1%
Carrefour SA 53,821 796,607

54 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Food & Staples Retailing
Casino Guichard Perrachon
SA(a) 4,862 182,207
978,814
Food Products 0.3%
Danone SA 55,648 3,860,463
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,645 452,849
Hotels, Restaurants & Leisure 0.1%
Accor SA 14,928 414,991
Sodexo SA 7,589 603,475
1,018,466
Household Durables 0.0%
†
SEB SA 2,138 257,456
Insurance 0.3%
AXA SA 173,791 3,089,162
CNP Assurances* 15,763 163,055
SCOR SE 14,148 398,984
3,651,201
IT Services 0.3%
Atos SE* 8,526 608,813
Capgemini SE 13,963 1,313,275
Edenred 21,875 882,253
Worldline SA Reg. S*(b) 11,457 779,688
3,584,029
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,447 587,963
Machinery 0.1%
Alstom SA 16,625 681,531
Media 0.1%
Eutelsat Communications SA 15,743 176,805
JCDecaux SA 7,695 159,684
Publicis Groupe SA 18,661 555,354
891,843
Multi-Utilities 0.3%
Engie SA 161,454 1,753,935
Suez 32,568 368,511
Veolia Environnement SA 49,350 1,054,884
3,177,330
Oil, Gas & Consumable Fuels 0.7%
TOTAL SA 214,935 7,749,987
Personal Products 0.6%
L'Oreal SA 22,489 6,544,867
Pharmaceuticals 0.9%
Ipsen SA 3,462 257,219
Sanofi(a) 101,032 9,884,331
10,141,550
Professional Services 0.2%
Bureau Veritas SA 27,472 570,831
Teleperformance 5,306 1,189,997
1,760,828
Software 0.2%
Dassault Systemes SE 11,906 1,744,285
Textiles, Apparel & Luxury Goods 1.6%
EssilorLuxottica SA 25,619 3,160,511
Hermes International 2,828 2,071,724
Kering SA 6,751 3,409,402
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis
Vuitton SE 24,905 9,632,996
18,274,633
Transportation Infrastructure 0.1%
Aeroports de Paris 2,578 252,861
Getlink SE 37,985 484,467
737,328
111,847,693
GERMANY 8.2%
Aerospace & Defense 0.1%
MTU Aero Engines AG* 4,808 655,609
Air Freight & Logistics 0.2%
Deutsche Post AG
(Registered) 88,364 2,632,389
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 21,700 194,301
Auto Components 0.1%
Continental AG* 9,809 828,678
Automobiles 0.7%
Bayerische Motoren Werke
AG 29,441 1,741,685
Bayerische Motoren Werke
AG (Preference) 5,317 251,610
Daimler AG (Registered) 81,419 2,810,536
Porsche Automobil Holding
SE (Preference) 13,836 696,900
Volkswagen AG 2,859 426,370
Volkswagen AG (Preference) 16,530 2,319,670
8,246,771
Banks 0.0%
†
Commerzbank AG 94,302 349,188
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 175,664 1,308,308
Deutsche Boerse AG 16,982 2,641,519
3,949,827
Chemicals 0.6%
BASF SE 81,898 4,209,880
Covestro AG Reg. S(b) 15,217 513,296
Evonik Industries AG 17,787 439,937
Fuchs Petrolub SE
(Preference) 6,531 254,136
LANXESS AG 7,441 368,305
Symrise AG 11,612 1,178,772
6,964,326
Construction & Engineering 0.0%
†
Hochtief AG 2,000 157,399
Construction Materials 0.1%
HeidelbergCement AG 13,523 645,214
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 297,613 4,347,878
Telefonica Deutschland
Holding AG 85,329 242,890

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
GERMANY
Diversified Telecommunication Services
United Internet AG
(Registered) 9,042 311,764
4,902,532
Food & Staples Retailing 0.0%
†
METRO AG 18,069 157,171
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 3,849 379,872
Sartorius AG (Preference) 3,325 936,641
Siemens Healthineers AG
Reg. S(b) 12,921 569,706
1,886,219
Health Care Providers & Services 0.3%
Fresenius Medical Care AG
& Co. KGaA 19,436 1,523,161
Fresenius SE & Co. KGaA 36,852 1,604,473
3,127,634
Hotels, Restaurants & Leisure 0.0%
†
TUI AG(a) 39,770 159,076
Household Products 0.2%
Henkel AG & Co. KGaA 9,226 722,874
Henkel AG & Co. KGaA
(Preference) 16,138 1,438,473
2,161,347
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 17,515 469,663
Industrial Conglomerates 0.6%
Siemens AG (Registered) 68,764 6,387,400
Insurance 1.0%
Allianz SE (Registered) 37,375 6,923,857
Hannover Rueck SE 5,379 859,013
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 12,960 2,855,929
10,638,799
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 9,993 842,038
Zalando SE Reg. S*(b) 11,984 583,539
1,425,577
IT Services 0.1%
Wirecard AG(a) 10,666 1,058,559
Machinery 0.1%
GEA Group AG* 14,620 336,361
KION Group AG 5,455 271,223
Knorr-Bremse AG 4,624 430,367
1,037,951
Metals & Mining 0.0%
†
thyssenkrupp AG*(a) 38,562 258,143
Multi-Utilities 0.3%
E.ON SE 202,127 2,023,054
RWE AG 51,701 1,484,687
3,507,741
Personal Products 0.1%
Beiersdorf AG 8,867 930,737
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0.6%
Bayer AG (Registered) 87,788 5,809,622
Merck KGaA 11,468 1,336,661
7,146,283
Real Estate Management & Development 0.4%
Aroundtown SA 109,336 588,811
Deutsche Wohnen SE 31,975 1,297,431
Vonovia SE 46,111 2,279,931
4,166,173
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 113,036 2,100,323
Software 0.9%
SAP SE 88,051 10,501,646
Textiles, Apparel & Luxury Goods 0.4%
adidas AG 16,051 3,674,047
Puma SE* 6,930 435,294
4,109,341
Trading Companies & Distributors 0.1%
Brenntag AG 13,703 619,502
Transportation Infrastructure 0.0%
†
Fraport AG Frankfurt Airport
Services Worldwide(a) 4,070 178,760
91,554,279
HONG KONG 3.1%
Banks 0.1%
Bank of East Asia Ltd. (The) 106,950 225,945
Hang Seng Bank Ltd. 68,900 1,208,863
1,434,808
Capital Markets 0.3%
Hong Kong Exchanges &
Clearing Ltd. 108,100 3,465,372
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 355,420 572,335
PCCW Ltd. 338,000 206,586
778,921
Electric Utilities 0.3%
CK Infrastructure Holdings
Ltd. 59,500 353,298
CLP Holdings Ltd. 148,000 1,578,915
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,500 233,701
Power Assets Holdings Ltd. 124,800 823,893
2,989,807
Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT 189,151 1,677,677
Food & Staples Retailing 0.0%
†
Dairy Farm International
Holdings Ltd. 35,400 168,304
Food Products 0.1%
Vitasoy International
Holdings Ltd.(a) 72,000 255,402
WH Group Ltd. Reg. S(b) 836,500 800,707
1,056,109

56 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 902,831 1,597,701
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 19,790 313,078
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 19,700 868,376
Jardine Matheson Holdings
Ltd. 400 17,479
Jardine Strategic Holdings
Ltd. 17,700 372,585
Jardine Strategic Holdings
Ltd. 1,700 36,560
NWS Holdings Ltd. 151,645 157,302
1,452,302
Insurance 0.9%
AIA Group Ltd. 1,083,000 9,857,956
Machinery 0.1%
Techtronic Industries Co. Ltd. 122,500 909,991
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. 234,886 1,452,213
Hang Lung Properties Ltd. 184,000 392,918
Henderson Land
Development Co. Ltd. 123,352 497,925
Hongkong Land Holdings
Ltd. 92,500 375,550
Hongkong Land Holdings
Ltd. 8,700 36,553
Kerry Properties Ltd. 61,000 164,769
New World Development Co.
Ltd. 546,829 642,196
Sino Land Co. Ltd. 248,200 345,762
Sun Hung Kai Properties Ltd. 143,200 1,937,701
Swire Pacific Ltd., Class A 46,500 298,815
Swire Properties Ltd. 104,400 293,362
Wharf Real Estate
Investment Co. Ltd.(a) 116,270 493,671
Wheelock & Co. Ltd. 71,000 517,108
7,448,543
Road & Rail 0.1%
MTR Corp. Ltd. 136,214 747,521
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 26,900 272,252
Textiles, Apparel & Luxury Goods 0.0%
†
Yue Yuen Industrial Holdings
Ltd. 63,000 98,955
34,269,297
IRELAND 0.6%
Banks 0.0%
†
AIB Group plc* 80,348 110,211
Bank of Ireland Group plc 95,779 193,762
303,973
Building Products 0.1%
Kingspan Group plc 13,628 695,076
Common Stocks
Shares Value ($)
IRELAND
Construction Materials 0.2%
CRH plc 69,695 2,107,038
Containers & Packaging 0.1%
Smurfit Kappa Group plc 21,037 660,785
Food Products 0.1%
Kerry Group plc, Class A 14,365 1,647,637
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc 6,933 849,600
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 10,986 308,926
6,573,035
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 296,682
Banks 0.2%
Bank Hapoalim BM 98,402 632,247
Bank Leumi Le-Israel BM 130,817 710,279
Israel Discount Bank Ltd.,
Class A 111,305 363,767
Mizrahi Tefahot Bank Ltd. 11,747 242,242
1,948,535
Chemicals 0.0%
†
Israel Chemicals Ltd. 57,452 200,084
Consumer Finance 0.0%
†
Isracard Ltd. 1 2
IT Services 0.1%
Wix.com Ltd.* 4,185 547,440
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 97,920 1,051,661
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,017 238,667
Software 0.2%
Check Point Software
Technologies Ltd.* 10,953 1,158,170
Nice Ltd.* 5,484 903,914
2,062,084
6,345,155
ITALY 1.8%
Aerospace & Defense 0.0%
†
Leonardo SpA 37,717 260,856
Auto Components 0.0%
†
Pirelli & C SpA Reg. S(b) 39,668 154,830
Automobiles 0.2%
Ferrari NV(a) 10,842 1,706,953
Banks 0.4%
FinecoBank Banca Fineco
SpA* 51,200 570,367
Intesa Sanpaolo SpA 1,331,170 2,080,992
Mediobanca Banca di
Credito Finanziario SpA(a) 58,006 336,984
UniCredit SpA* 181,279 1,400,359
4,388,702

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
ITALY
Beverages 0.0%
†
Davide Campari-Milano SpA 53,307 413,738
Diversified Telecommunication Services 0.0%
†
Telecom Italia SpA* 1,310,602 521,331
Electric Utilities 0.5%
Enel SpA 727,837 4,982,888
Terna Rete Elettrica
Nazionale SpA 125,259 786,533
5,769,421
Electrical Equipment 0.0%
†
Prysmian SpA 21,810 411,261
Gas Utilities 0.1%
Snam SpA 185,691 833,244
Insurance 0.2%
Assicurazioni Generali SpA 96,920 1,384,998
Poste Italiane SpA Reg. S(b) 47,782 406,775
1,791,773
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 228,836 2,174,674
Pharmaceuticals 0.0%
†
Recordati SpA 9,593 417,606
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 15,723 592,397
Transportation Infrastructure 0.1%
Atlantia SpA 45,388 740,704
20,177,490
JAPAN 25.0%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 13,800 383,080
Yamato Holdings Co. Ltd. 29,100 507,863
890,943
Airlines 0.0%
†
ANA Holdings, Inc.* 9,400 199,944
Japan Airlines Co. Ltd. 11,074 198,452
398,396
Auto Components 0.6%
Aisin Seiki Co. Ltd. 15,300 440,076
Bridgestone Corp. 51,200 1,601,262
Denso Corp. 39,400 1,388,755
JTEKT Corp. 16,600 121,907
Koito Manufacturing Co. Ltd. 9,100 344,558
NGK Spark Plug Co. Ltd. 13,700 205,340
Stanley Electric Co. Ltd. 12,400 283,283
Sumitomo Electric Industries
Ltd. 68,200 701,232
Sumitomo Rubber Industries
Ltd. 14,100 137,508
Toyoda Gosei Co. Ltd. 6,700 124,709
Toyota Industries Corp. 12,900 648,988
Yokohama Rubber Co. Ltd.
(The) 11,300 145,041
6,142,659
Automobiles 1.8%
Honda Motor Co. Ltd. 146,900 3,546,695
Isuzu Motors Ltd. 51,700 394,433
Mazda Motor Corp. 52,160 294,959
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Mitsubishi Motors Corp. 60,099 169,538
Nissan Motor Co. Ltd. 208,000 711,847
Subaru Corp. 54,700 1,100,955
Suzuki Motor Corp. 33,700 1,081,563
Toyota Motor Corp. 204,620 12,628,910
Yamaha Motor Co. Ltd. 26,000 336,756
20,265,656
Banks 1.2%
Aozora Bank Ltd. 10,200 182,126
Bank of Kyoto Ltd. (The) 5,300 181,783
Chiba Bank Ltd. (The) 52,700 244,473
Concordia Financial Group
Ltd. 98,700 302,743
Fukuoka Financial Group,
Inc. 16,720 239,701
Japan Post Bank Co. Ltd. 37,800 350,024
Mebuki Financial Group, Inc. 80,630 169,675
Mitsubishi UFJ Financial
Group, Inc. 1,100,084 4,420,619
Mizuho Financial Group, Inc. 2,162,619 2,518,238
Resona Holdings, Inc. 184,401 574,751
Seven Bank Ltd. 60,500 163,660
Shinsei Bank Ltd. 16,800 202,758
Shizuoka Bank Ltd. (The) 36,600 221,603
Sumitomo Mitsui Financial
Group, Inc. 117,005 3,081,416
Sumitomo Mitsui Trust
Holdings, Inc. 28,576 834,931
13,688,501
Beverages 0.3%
Asahi Group Holdings Ltd. 32,400 1,120,210
Coca-Cola Bottlers Japan
Holdings, Inc. 11,800 212,347
Kirin Holdings Co. Ltd. 74,300 1,431,515
Suntory Beverage & Food
Ltd. 12,300 462,138
3,226,210
Biotechnology 0.0%
†
PeptiDream, Inc.* 8,900 333,635
Building Products 0.4%
AGC, Inc. 17,020 424,182
Daikin Industries Ltd. 22,300 2,890,451
LIXIL Group Corp. 24,100 291,137
TOTO Ltd. 12,100 424,421
4,030,191
Capital Markets 0.3%
Daiwa Securities Group, Inc. 134,400 557,314
Japan Exchange Group, Inc. 45,500 848,920
Nomura Holdings, Inc. 299,100 1,244,179
SBI Holdings, Inc. 20,770 389,456
3,039,869
Chemicals 1.0%
Air Water, Inc. 18,200 245,380
Asahi Kasei Corp. 114,800 811,299
Daicel Corp. 22,800 184,786
Hitachi Chemical Co. Ltd. 9,700 415,603
JSR Corp. 16,800 316,407
Kansai Paint Co. Ltd. 15,200 290,328

58 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Kuraray Co. Ltd. 26,200 262,950
Mitsubishi Chemical Holdings
Corp. 114,800 655,862
Mitsubishi Gas Chemical
Co., Inc. 14,500 177,791
Mitsui Chemicals, Inc. 16,820 330,780
Nippon Paint Holdings Co.
Ltd. 13,300 770,126
Nissan Chemical Corp. 11,200 428,173
Nitto Denko Corp. 13,810 690,811
Shin-Etsu Chemical Co. Ltd. 31,700 3,512,111
Showa Denko KK 12,600 276,319
Sumitomo Chemical Co. Ltd. 139,000 428,821
Taiyo Nippon Sanso Corp. 10,800 168,141
Teijin Ltd. 14,860 237,386
Toray Industries, Inc. 123,700 570,108
Tosoh Corp. 24,900 305,997
11,079,179
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd. 22,050 467,258
Park24 Co. Ltd. 9,900 157,445
Secom Co. Ltd. 18,800 1,568,506
Sohgo Security Services Co.
Ltd. 6,400 306,482
Toppan Printing Co. Ltd. 25,000 372,845
2,872,536
Construction & Engineering 0.2%
JGC Holdings Corp. 18,900 183,858
Kajima Corp. 41,200 430,702
Obayashi Corp. 54,700 481,377
Shimizu Corp. 53,300 412,296
Taisei Corp. 18,500 578,990
2,087,223
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,700 211,350
Consumer Finance 0.0%
†
Acom Co. Ltd. 38,600 156,579
AEON Financial Service Co.
Ltd. 9,600 100,066
Credit Saison Co. Ltd. 13,000 148,286
404,931
Containers & Packaging 0.0%
†
Toyo Seikan Group Holdings
Ltd. 13,700 139,403
Diversified Consumer Services 0.0%
†
Benesse Holdings, Inc. 6,900 196,086
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 37,300 178,786
ORIX Corp. 120,500 1,434,400
Tokyo Century Corp. 4,500 153,062
1,766,248
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 114,616 2,611,215
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0.3%
Chubu Electric Power Co.,
Inc. 56,900 768,506
Chugoku Electric Power Co.,
Inc. (The) 23,200 311,835
Kansai Electric Power Co.,
Inc. (The) 61,800 633,226
Kyushu Electric Power Co.,
Inc. 34,400 272,147
Tohoku Electric Power Co.,
Inc. 36,200 340,271
Tokyo Electric Power Co.
Holdings, Inc.* 140,400 472,490
2,798,475
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 12,240 292,756
Mitsubishi Electric Corp. 163,800 2,027,859
Nidec Corp. 40,000 2,323,327
4,643,942
Electronic Equipment, Instruments & Components 1.5%
Alps Alpine Co. Ltd. 17,300 179,170
Hamamatsu Photonics KK 13,100 573,912
Hirose Electric Co. Ltd. 2,765 303,894
Hitachi Ltd. 87,060 2,612,084
Keyence Corp. 16,272 5,845,947
Kyocera Corp. 29,200 1,560,746
Murata Manufacturing Co.
Ltd. 51,500 2,864,919
Omron Corp. 16,400 962,933
Shimadzu Corp. 20,700 514,088
TDK Corp. 11,700 1,011,738
Yokogawa Electric Corp. 21,300 290,941
16,720,372
Entertainment 0.5%
Konami Holdings Corp. 8,800 276,882
Nexon Co. Ltd. 43,100 697,099
Nintendo Co. Ltd. 10,000 4,141,418
Square Enix Holdings Co.
Ltd. 8,500 346,849
Toho Co. Ltd. 9,400 308,411
5,770,659
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 173 417,643
Japan Prime Realty
Investment Corp. 75 207,334
Japan Real Estate
Investment Corp. 121 654,192
Japan Retail Fund
Investment Corp. 231 252,291
Nippon Building Fund, Inc. 117 698,282
Nippon Prologis REIT, Inc. 183 503,085
Nomura Real Estate Master
Fund, Inc. 360 410,457
Orix JREIT, Inc. 241 288,751
United Urban Investment
Corp. 260 260,627
3,692,662
Food & Staples Retailing 0.4%
Aeon Co. Ltd.(a) 59,200 1,191,193

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing
FamilyMart Co. Ltd.(a) 21,900 370,420
Lawson, Inc. 4,600 237,865
Seven & i Holdings Co. Ltd. 66,700 2,197,625
Sundrug Co. Ltd. 6,000 205,780
Tsuruha Holdings, Inc. 3,100 413,603
Welcia Holdings Co. Ltd. 3,900 282,317
4,898,803
Food Products 0.4%
Ajinomoto Co., Inc. 40,100 712,203
Calbee, Inc. 6,800 205,936
Kikkoman Corp. 13,500 621,163
MEIJI Holdings Co. Ltd. 10,098 700,220
NH Foods Ltd. 6,900 246,114
Nisshin Seifun Group, Inc. 16,152 251,649
Nissin Foods Holdings Co.
Ltd. 5,900 483,931
Toyo Suisan Kaisha Ltd. 7,700 368,919
Yakult Honsha Co. Ltd. 10,400 604,676
Yamazaki Baking Co. Ltd. 9,700 171,745
4,366,556
Gas Utilities 0.2%
Osaka Gas Co. Ltd. 32,480 602,247
Toho Gas Co. Ltd. 6,200 304,159
Tokyo Gas Co. Ltd. 34,580 756,018
1,662,424
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 18,200 482,939
Hoya Corp. 34,200 3,125,442
Olympus Corp. 103,100 1,641,794
Sysmex Corp. 15,000 1,034,236
Terumo Corp. 57,900 1,910,837
8,195,248
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 18,100 361,831
Medipal Holdings Corp. 16,200 314,183
Suzuken Co. Ltd. 5,780 222,744
898,758
Health Care Technology 0.1%
M3, Inc. 39,900 1,435,008
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 285,309
Oriental Land Co. Ltd. 17,900 2,266,794
2,552,103
Household Durables 1.0%
Casio Computer Co. Ltd. 16,000 252,735
Iida Group Holdings Co. Ltd. 12,400 165,064
Nikon Corp. 30,800 287,000
Panasonic Corp. 195,102 1,491,506
Rinnai Corp. 2,600 196,895
Sekisui Chemical Co. Ltd. 32,100 406,810
Sekisui House Ltd. 57,200 984,462
Sharp Corp.* 19,700 217,756
Sony Corp. 114,000 7,313,691
11,315,919
Household Products 0.2%
Lion Corp. 20,700 432,589
Pigeon Corp. 10,800 383,796
Common Stocks
Shares Value ($)
JAPAN
Household Products
Unicharm Corp. 35,700 1,307,862
2,124,247
Independent Power and Renewable Electricity Producers
0.0%
†
Electric Power Development
Co. Ltd. 13,000 260,402
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 8,500 382,186
Toshiba Corp. 35,270 876,106
1,258,292
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 96,300 1,209,284
Japan Post Holdings Co. Ltd. 139,300 1,115,932
Japan Post Insurance Co.
Ltd. 20,700 264,484
MS&AD Insurance Group
Holdings, Inc. 42,155 1,218,344
Sompo Holdings, Inc. 30,425 984,880
Sony Financial Holdings, Inc. 14,500 277,080
T&D Holdings, Inc. 44,700 387,292
Tokio Marine Holdings, Inc. 57,700 2,719,631
8,176,927
Interactive Media & Services 0.1%
Kakaku.com, Inc. 11,900 241,753
LINE Corp.* 5,700 281,162
Z Holdings Corp. 235,000 909,091
1,432,006
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*(a) 7,100 177,725
Rakuten, Inc. 76,200 645,241
ZOZO, Inc. 10,700 172,019
994,985
IT Services 0.5%
Fujitsu Ltd. 17,410 1,696,149
GMO Payment Gateway, Inc. 3,900 348,504
Itochu Techno-Solutions
Corp. 9,200 280,474
NEC Corp. 21,900 843,048
Nomura Research Institute
Ltd. 31,654 770,149
NTT Data Corp. 58,300 595,088
Obic Co. Ltd. 5,800 868,555
Otsuka Corp. 9,700 435,093
5,837,060
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 18,149 912,459
Sankyo Co. Ltd. 3,500 96,356
Sega Sammy Holdings, Inc. 13,600 165,075
Shimano, Inc. 6,700 985,165
Yamaha Corp. 13,000 526,064
2,685,119
Machinery 1.3%
Amada Co. Ltd. 28,100 255,448
Daifuku Co. Ltd. 9,300 647,757
FANUC Corp. 17,300 2,852,669
Hino Motors Ltd. 27,500 164,144
Hitachi Construction
Machinery Co. Ltd. 9,400 220,814

60 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
Hoshizaki Corp. 5,000 381,794
IHI Corp.(a) 14,400 179,572
Kawasaki Heavy Industries
Ltd. 10,920 165,685
Komatsu Ltd. 82,000 1,563,289
Kubota Corp. 91,900 1,145,989
Kurita Water Industries Ltd. 9,400 263,308
Makita Corp. 19,600 637,709
MINEBEA MITSUMI, Inc. 31,900 521,823
MISUMI Group, Inc. 24,800 593,839
Mitsubishi Heavy Industries
Ltd. 28,920 739,525
Nabtesco Corp. 9,900 284,352
NGK Insulators Ltd. 24,200 318,526
NSK Ltd. 33,500 231,407
SMC Corp. 5,100 2,331,812
Sumitomo Heavy Industries
Ltd. 10,900 230,937
THK Co. Ltd. 10,600 254,605
Yaskawa Electric Corp.(a) 21,600 710,077
14,695,081
Marine 0.0%
†
Mitsui OSK Lines Ltd. 10,000 174,502
Nippon Yusen KK 15,140 199,962
374,464
Media 0.1%
CyberAgent, Inc. 9,100 382,581
Dentsu Group, Inc. 18,961 398,463
Hakuhodo DY Holdings, Inc. 22,100 245,788
1,026,832
Metals & Mining 0.2%
Hitachi Metals Ltd. 20,300 197,989
JFE Holdings, Inc. 39,800 266,699
Maruichi Steel Tube Ltd. 5,800 130,854
Mitsubishi Materials Corp. 9,400 192,664
Nippon Steel Corp. 71,906 606,770
Sumitomo Metal Mining Co.
Ltd. 22,000 552,519
1,947,495
Multiline Retail 0.2%
Isetan Mitsukoshi Holdings
Ltd. 29,378 178,714
J Front Retailing Co. Ltd. 22,600 185,729
Marui Group Co. Ltd. 16,900 276,736
Pan Pacific International
Holdings Corp. 38,800 748,647
Ryohin Keikaku Co. Ltd. 22,000 262,505
1,652,331
Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd. 18,044 412,095
Inpex Corp. 87,400 557,011
JXTG Holdings, Inc. 276,517 979,575
1,948,681
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 73,800 378,741
Personal Products 0.6%
Kao Corp. 43,500 3,355,357
Common Stocks
Shares Value ($)
JAPAN
Personal Products
Kobayashi Pharmaceutical
Co. Ltd. 4,100 378,086
Kose Corp. 3,200 398,197
Pola Orbis Holdings, Inc. 7,200 127,843
Shiseido Co. Ltd. 35,500 2,094,136
6,353,619
Pharmaceuticals 1.8%
Astellas Pharma, Inc. 170,500 2,822,229
Chugai Pharmaceutical Co.
Ltd. 19,800 2,348,773
Daiichi Sankyo Co. Ltd. 51,000 3,483,501
Eisai Co. Ltd. 22,800 1,588,498
Hisamitsu Pharmaceutical
Co., Inc. 4,000 187,886
Kyowa Kirin Co. Ltd. 20,800 484,659
Nippon Shinyaku Co. Ltd. 4,200 294,662
Ono Pharmaceutical Co. Ltd. 33,700 808,636
Otsuka Holdings Co. Ltd. 34,900 1,373,510
Santen Pharmaceutical Co.
Ltd. 31,500 556,226
Shionogi & Co. Ltd. 24,500 1,344,395
Sumitomo Dainippon Pharma
Co. Ltd. 16,200 224,299
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 203,778
Takeda Pharmaceutical Co.
Ltd. 133,597 4,797,175
20,518,227
Professional Services 0.3%
Persol Holdings Co. Ltd. 16,700 194,551
Recruit Holdings Co. Ltd. 122,400 3,590,710
3,785,261
Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd. 7,450 94,118
Daito Trust Construction Co.
Ltd. 6,200 592,708
Daiwa House Industry Co.
Ltd. 50,900 1,297,240
Hulic Co. Ltd. 26,500 261,338
Mitsubishi Estate Co. Ltd. 104,600 1,702,311
Mitsui Fudosan Co. Ltd. 79,000 1,458,617
Nomura Real Estate
Holdings, Inc. 10,200 166,831
Sumitomo Realty &
Development Co. Ltd. 30,000 807,925
Tokyu Fudosan Holdings
Corp. 58,600 289,139
6,670,227
Road & Rail 1.0%
Central Japan Railway Co. 12,900 2,029,275
East Japan Railway Co. 27,090 1,976,535
Hankyu Hanshin Holdings,
Inc. 20,100 688,892
Keikyu Corp. 18,400 302,374
Keio Corp. 8,880 501,946
Keisei Electric Railway Co.
Ltd. 11,800 355,865
Kintetsu Group Holdings Co.
Ltd. 15,350 734,562

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Kyushu Railway Co. 14,700 396,062
Nagoya Railroad Co. Ltd. 16,600 476,493
Nippon Express Co. Ltd. 6,650 325,596
Odakyu Electric Railway Co.
Ltd. 27,250 599,330
Seibu Holdings, Inc. 17,500 210,102
Tobu Railway Co. Ltd. 17,100 581,289
Tokyu Corp. 44,050 662,794
West Japan Railway Co. 14,400 888,736
10,729,851
Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp. 17,700 860,799
Disco Corp. 2,300 516,637
Renesas Electronics Corp.* 71,200 380,266
Rohm Co. Ltd. 8,500 537,715
SUMCO Corp. 24,300 347,098
Tokyo Electron Ltd. 14,100 2,982,829
5,625,344
Software 0.1%
Oracle Corp. Japan 3,200 328,935
Trend Micro, Inc. 11,900 601,857
930,792
Specialty Retail 0.4%
ABC-Mart, Inc. 2,500 127,734
Fast Retailing Co. Ltd. 5,100 2,425,629
Hikari Tsushin, Inc. 1,900 368,824
Nitori Holdings Co. Ltd. 7,300 1,118,196
Shimamura Co. Ltd. 1,600 100,808
USS Co. Ltd. 20,400 323,347
Yamada Denki Co. Ltd. 52,300 248,183
4,712,721
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 20,300 344,229
Canon, Inc. 90,300 1,907,859
FUJIFILM Holdings Corp. 31,700 1,515,224
Konica Minolta, Inc. 43,100 167,715
Ricoh Co. Ltd. 62,000 424,099
Seiko Epson Corp. 23,700 268,692
4,627,818
Tobacco 0.2%
Japan Tobacco, Inc. 108,700 2,031,845
Trading Companies & Distributors 0.9%
ITOCHU Corp. 120,900 2,375,809
Marubeni Corp. 140,700 681,500
Mitsubishi Corp. 121,700 2,592,447
Mitsui & Co. Ltd. 149,500 2,096,945
MonotaRO Co. Ltd. 10,600 340,871
Sumitomo Corp. 105,300 1,196,947
Toyota Tsusho Corp. 19,400 463,825
9,748,344
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 4,800 196,184
Kamigumi Co. Ltd. 9,600 169,010
365,194
Wireless Telecommunication Services 1.5%
KDDI Corp. 157,700 4,544,191
NTT DOCOMO, Inc. 120,200 3,528,161
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
Softbank Corp. 150,000 2,040,455
SoftBank Group Corp. 140,400 6,004,938
16,117,745
279,344,811
LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%
†
Tenaris SA 44,355 311,560
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 1,055 584,380
Media 0.0%
†
SES SA, FDR 34,353 229,653
Metals & Mining 0.1%
ArcelorMittal SA 59,963 658,598
1,784,191
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 197,000 1,250,988
Sands China Ltd. 221,100 889,022
SJM Holdings Ltd. 177,000 170,916
Wynn Macau Ltd. 143,600 250,570
2,561,496
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 4.2%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S(b) 37,468 287,831
ING Groep NV 348,819 1,917,646
2,205,477
Beverages 0.3%
Heineken Holding NV(a) 10,492 818,262
Heineken NV(a) 23,404 1,992,579
2,810,841
Chemicals 0.3%
Akzo Nobel NV(a) 18,443 1,400,097
Koninklijke DSM NV 16,199 1,986,080
3,386,177
Diversified Financial Services 0.0%
†
EXOR NV 9,836 539,163
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 321,415 744,542
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 98,305 2,389,035
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 81,918 3,570,418
Insurance 0.1%
Aegon NV 158,469 408,759
NN Group NV 27,684 802,235
1,210,994

62 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(b) 10,306 1,051,904
IT Services 0.1%
Adyen NV Reg. S*(b) 914 899,106
Media 0.0%
†
Altice Europe NV* 50,655 202,166
Oil, Gas & Consumable Fuels 1.1%
Koninklijke Vopak NV 5,933 342,364
Royal Dutch Shell plc, Class
A 374,219 6,256,211
Royal Dutch Shell plc, Class
B 335,509 5,445,961
12,044,536
Professional Services 0.2%
Randstad NV* 10,369 416,714
Wolters Kluwer NV 24,770 1,823,759
2,240,473
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV(a) 38,135 11,327,958
NXP Semiconductors NV 25,070 2,496,220
13,824,178
47,119,010
NEW ZEALAND 0.3%
Construction Materials 0.0%
†
Fletcher Building Ltd. 80,227 180,909
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 157,321 424,446
Electric Utilities 0.0%
†
Mercury NZ Ltd. 67,336 187,533
Food Products 0.1%
a2 Milk Co. Ltd.* 64,368 766,335
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 50,914 848,325
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,475 249,506
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 121,902 332,672
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 89,442 330,755
3,320,481
NORWAY 0.5%
Banks 0.1%
DNB ASA 84,059 1,021,444
Chemicals 0.1%
Yara International ASA(a) 16,618 567,767
Diversified Telecommunication Services 0.1%
Telenor ASA 64,414 989,847
Food Products 0.1%
Mowi ASA 40,252 690,875
Common Stocks
Shares Value ($)
NORWAY
Food Products
Orkla ASA 67,227 609,244
1,300,119
Insurance 0.0%
†
Gjensidige Forsikring ASA 15,926 281,799
Media 0.0%
†
Schibsted ASA, Class B 8,471 164,208
Metals & Mining 0.0%
†
Norsk Hydro ASA 123,820 317,139
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA 9,479 157,902
Equinor ASA 87,330 1,225,897
1,383,799
6,026,122
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 231,286 976,796
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 22,323 377,323
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 42,475 489,952
1,844,071
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 48,296 161,640
SINGAPORE 1.2%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 141,200 340,078
Airlines 0.0%
†
Singapore Airlines Ltd. 48,913 209,541
Banks 0.5%
DBS Group Holdings Ltd. 163,150 2,286,875
Oversea-Chinese Banking
Corp. Ltd. 296,289 1,894,221
United Overseas Bank Ltd. 113,562 1,622,408
5,803,504
Capital Markets 0.1%
Singapore Exchange Ltd. 66,400 453,132
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 8,726 123,076
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 742,503 1,477,525
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 24,800 277,810
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 266,655 555,572
CapitaLand Commercial
Trust 224,186 253,207
CapitaLand Mall Trust 241,700 320,308
Mapletree Commercial Trust 185,300 254,568

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
SINGAPORE
Equity Real Estate Investment Trusts (REITs)
Suntec REIT 154,600 151,648
1,535,303
Food Products 0.1%
Wilmar International Ltd. 174,758 440,803
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 569,417 312,974
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 128,200 539,780
Sembcorp Industries Ltd. 67,743 77,568
617,348
Media 0.0%
†
Singapore Press Holdings
Ltd. 135,400 144,985
Real Estate Management & Development 0.1%
CapitaLand Ltd.* 226,945 478,986
City Developments Ltd. 43,499 244,597
UOL Group Ltd. 44,213 213,491
937,074
Road & Rail 0.0%
†
ComfortDelGro Corp. Ltd. 199,720 231,566
Transportation Infrastructure 0.0%
†
SATS Ltd. 57,200 131,302
13,036,021
SOUTH AFRICA 0.1%
Metals & Mining 0.1%
Anglo American plc 91,927 1,641,346
SPAIN 2.4%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 588,736 1,930,195
Banco de Sabadell SA 495,674 205,736
Banco Santander SA 1,481,277 3,312,025
Bankia SA 107,396 109,471
Bankinter SA 65,090 268,832
CaixaBank SA 325,869 586,833
6,413,092
Biotechnology 0.1%
Grifols SA 26,615 906,785
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 23,127 577,993
Ferrovial SA 42,604 1,065,696
1,643,689
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 22,438 1,176,584
Telefonica SA 418,546 1,909,644
3,086,228
Electric Utilities 0.6%
Endesa SA 28,311 628,741
Iberdrola SA 551,514 5,528,692
Red Electrica Corp. SA 38,754 682,285
6,839,718
Common Stocks
Shares Value ($)
SPAIN
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA 19,880 296,073
Gas Utilities 0.1%
Enagas SA 21,065 491,863
Naturgy Energy Group SA 26,289 464,573
956,436
Insurance 0.0%
†
Mapfre SA 94,665 173,514
IT Services 0.2%
Amadeus IT Group SA 38,664 1,863,047
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 129,137 1,178,638
Specialty Retail 0.2%
Industria de Diseno Textil SA 100,057 2,552,477
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 6,189 783,394
26,693,091
SWEDEN 2.5%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 148,884 1,223,383
Svenska Handelsbanken AB,
Class A* 137,196 1,267,357
Swedbank AB, Class A 79,278 935,658
3,426,398
Building Products 0.1%
Assa Abloy AB, Class B(a) 89,129 1,604,818
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 29,567 349,181
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 278,163 2,421,296
Construction & Engineering 0.1%
Skanska AB, Class B* 31,793 608,418
Diversified Financial Services 0.3%
Industrivarden AB, Class C* 14,961 309,397
Investor AB, Class B 40,548 2,036,610
Kinnevik AB, Class B 21,818 450,664
L E Lundbergforetagen AB,
Class B* 6,536 275,593
3,072,264
Diversified Telecommunication Services 0.1%
Telia Co. AB 243,448 840,764
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B* 23,883 1,189,141
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 7,862 343,119
Household Durables 0.0%
†
Electrolux AB Series B 20,733 285,837
Husqvarna AB, Class B 41,324 250,032
535,869
Household Products 0.2%
Essity AB, Class B* 54,426 1,768,337

64 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery 0.8%
Alfa Laval AB* 27,441 514,874
Atlas Copco AB, Class A 59,978 2,080,925
Atlas Copco AB, Class B(a) 35,745 1,115,831
Epiroc AB, Class A 58,101 583,067
Epiroc AB, Class B(a) 35,206 348,739
Sandvik AB* 99,164 1,533,401
SKF AB, Class B 35,088 558,024
Volvo AB, Class B 132,899 1,713,945
8,448,806
Metals & Mining 0.0%
†
Boliden AB(a) 23,506 481,233
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 16,273 422,016
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B(a) 73,721 1,026,105
Tobacco 0.1%
Swedish Match AB 15,432 956,086
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 43,228 559,895
28,053,746
SWITZERLAND 10.5%
Beverages 0.0%
†
Coca-Cola HBC AG 17,268 438,672
Building Products 0.1%
Geberit AG (Registered) 3,333 1,496,816
Capital Markets 0.7%
Credit Suisse Group AG
(Registered)* 227,336 2,058,755
Julius Baer Group Ltd.* 19,945 782,978
Partners Group Holding AG 1,701 1,340,906
UBS Group AG (Registered)* 347,088 3,723,566
7,906,205
Chemicals 0.5%
Clariant AG (Registered)* 17,775 329,380
EMS-Chemie Holding AG
(Registered) 764 495,626
Givaudan SA (Registered) 830 2,782,588
Sika AG (Registered)(a) 11,379 1,884,742
5,492,336
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 43,618 1,811,722
Diversified Financial Services 0.0%
†
Pargesa Holding SA(a) 3,702 263,537
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,369 1,232,311
Electrical Equipment 0.3%
ABB Ltd. (Registered) 166,491 3,164,761
Food Products 2.7%
Barry Callebaut AG
(Registered) 278 545,232
Chocoladefabriken Lindt &
Spruengli AG 93 725,566
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 753,862
Nestle SA (Registered) 266,623 28,165,006
30,189,666
Health Care Equipment & Supplies 0.3%
Alcon, Inc.* 37,272 1,969,166
Sonova Holding AG
(Registered) 4,852 877,005
Straumann Holding AG
(Registered) 926 703,617
3,549,788
Insurance 0.7%
Baloise Holding AG
(Registered) 4,380 656,464
Swiss Life Holding AG
(Registered) 2,937 1,041,733
Swiss Re AG(a) 26,310 1,901,113
Zurich Insurance Group AG 13,374 4,263,332
7,862,642
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered)* 6,700 2,928,286
Machinery 0.1%
Schindler Holding AG 3,614 803,869
Schindler Holding AG
(Registered) 1,853 397,762
1,201,631
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,724 676,349
Metals & Mining 0.2%
Glencore plc* 967,269 1,795,493
Pharmaceuticals 3.5%
Novartis AG (Registered) 192,466 16,418,518
Roche Holding AG 62,943 21,893,373
Vifor Pharma AG 4,162 626,119
38,938,010
Professional Services 0.2%
Adecco Group AG
(Registered) 13,925 611,107
SGS SA (Registered) 542 1,228,240
1,839,347
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,723 639,170
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 61,350 1,596,990
Software 0.1%
Temenos AG (Registered)* 5,663 737,928
Specialty Retail 0.0%
†
Dufry AG (Registered)(a) 3,445 112,408
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont
SA (Registered) 46,767 2,660,004
Swatch Group AG (The) 2,515 503,984

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 5,079 198,017
3,362,005
117,236,073
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc∞ 7,816 1,681
UNITED KINGDOM 13.2%
Aerospace & Defense 0.2%
BAE Systems plc 284,421 1,823,297
Meggitt plc 70,516 248,386
Rolls-Royce Holdings plc* 156,134 649,880
2,721,563
Airlines 0.0%
†
easyJet plc(a) 16,285 123,911
Automobiles 0.1%
Fiat Chrysler Automobiles NV 97,500 858,553
Banks 1.4%
Barclays plc 1,532,456 2,047,312
HSBC Holdings plc 1,819,827 9,397,647
Lloyds Banking Group plc 6,308,058 2,565,726
Royal Bank of Scotland
Group plc 432,704 603,309
Standard Chartered plc 243,927 1,253,543
15,867,537
Beverages 0.7%
Coca-Cola European
Partners plc 20,187 800,213
Diageo plc 209,656 7,267,601
8,067,814
Capital Markets 0.5%
3i Group plc 86,161 851,983
Hargreaves Lansdown plc 30,373 551,701
London Stock Exchange
Group plc 28,178 2,648,655
Schroders plc 10,086 337,526
St James's Place plc 50,026 537,115
Standard Life Aberdeen plc 203,197 566,682
5,493,662
Chemicals 0.1%
Croda International plc 11,370 699,741
Johnson Matthey plc 17,083 429,249
1,128,990
Commercial Services & Supplies 0.1%
G4S plc 144,899 199,571
Rentokil Initial plc 165,039 986,907
1,186,478
Diversified Financial Services 0.0%
†
M&G plc 238,485 397,712
Diversified Telecommunication Services 0.1%
BT Group plc 749,897 1,097,254
Electric Utilities 0.1%
SSE plc 94,228 1,485,144
Electrical Equipment 0.1%
Melrose Industries plc 445,734 561,103
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electronic Equipment, Instruments & Components 0.1%
Halma plc 33,950 894,648
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 77,276 394,192
Land Securities Group plc 62,094 518,247
Segro plc 99,372 1,039,262
1,951,701
Food & Staples Retailing 0.3%
J Sainsbury plc 146,755 366,469
Tesco plc 877,334 2,600,216
Wm Morrison Supermarkets
plc 226,455 522,404
3,489,089
Food Products 0.1%
Associated British Foods plc 32,175 767,704
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 79,068 1,553,209
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 143,732 2,421,636
GVC Holdings plc 45,321 430,930
InterContinental Hotels
Group plc 16,221 739,501
Whitbread plc 11,800 443,454
4,035,521
Household Durables 0.2%
Barratt Developments plc 94,885 621,100
Berkeley Group Holdings plc 10,072 531,258
Persimmon plc 28,284 786,543
Taylor Wimpey plc 290,157 538,065
2,476,966
Household Products 0.5%
Reckitt Benckiser Group plc 63,427 5,300,059
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 242,386 1,757,690
DCC plc 8,785 626,724
Smiths Group plc 36,586 572,451
2,956,865
Insurance 0.6%
Admiral Group plc 16,350 480,251
Aviva plc 358,198 1,092,380
Direct Line Insurance Group
plc 113,996 391,701
Legal & General Group plc 545,635 1,408,626
Prudential plc 233,396 3,324,241
RSA Insurance Group plc 95,454 434,803
7,132,002
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 82,272 475,753
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 39,212 793,100
Machinery 0.1%
CNH Industrial NV* 92,133 578,008
Spirax-Sarco Engineering plc 6,477 712,728
Weir Group plc (The) 24,631 294,986
1,585,722

66 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.2%
Informa plc 111,356 614,185
ITV plc 316,028 304,820
Pearson plc 66,668 385,354
WPP plc 113,210 886,963
2,191,322
Multiline Retail 0.1%
Marks & Spencer Group plc 189,295 219,809
Next plc 11,837 705,361
925,170
Multi-Utilities 0.4%
Centrica plc 492,920 248,035
National Grid plc 313,697 3,692,434
3,940,469
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,811,516 7,153,063
Paper & Forest Products 0.1%
Mondi plc 43,168 767,688
Personal Products 1.1%
Unilever NV 131,474 6,572,109
Unilever plc 99,371 5,137,679
11,709,788
Pharmaceuticals 1.9%
AstraZeneca plc 117,535 12,329,948
GlaxoSmithKline plc 446,963 9,357,695
21,687,643
Professional Services 0.6%
Experian plc 80,474 2,411,036
Intertek Group plc 14,219 851,635
RELX plc 172,709 3,916,553
7,179,224
Software 0.1%
AVEVA Group plc 5,942 267,510
Micro Focus International plc 32,908 199,872
Sage Group plc (The) 97,934 790,115
1,257,497
Specialty Retail 0.1%
JD Sports Fashion plc 40,273 268,805
Kingfisher plc 195,773 388,305
657,110
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 37,389 655,501
Tobacco 0.9%
British American Tobacco plc 205,148 7,966,855
Imperial Brands plc 85,317 1,805,720
9,772,575
Trading Companies & Distributors 0.2%
Ashtead Group plc 40,751 1,118,232
Bunzl plc 30,066 654,782
1,773,014
Water Utilities 0.1%
Severn Trent plc 20,709 624,002
United Utilities Group plc 63,225 719,181
1,343,183
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,411,015 3,409,279
146,824,586
Common Stocks
Shares Value ($)
UNITED STATES 0.3%
Construction Materials 0.1%
James Hardie Industries plc
CHDI 39,653 568,589
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc 14,224 195,796
Life Sciences Tools & Services 0.1%
QIAGEN NV* 20,601 858,494
Software 0.0%
†
CyberArk Software Ltd.* 3,557 351,289
Trading Companies & Distributors 0.1%
Ferguson plc 20,724 1,498,903
3,473,071
Total Common Stocks
(cost $1,045,367,775) 1,079,389,048
Short-Term Investment 2.0%
Money Market Fund   2.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.20% (c)(d) 22,609,858 22,609,858
Total Short-Term Investment
(cost $22,609,858) 22,609,858
Repurchase Agreement 0.2%
Principal
Amount ($)
BNP Paribas Securities
Corp., 0.03%, dated
4/30/2020, due
5/1/2020, repurchase
price $2,518,040,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026;
total market value
$2,574,315.(d)(e) 2,518,038 2,518,038
Total Repurchase Agreement
(cost $2,518,038) 2,518,038
Total Investments
(cost $1,070,495,671) — 99.0% 1,104,516,944
Other assets in excess of liabilities — 1.0% 11,329,351
NET ASSETS — 100.0%
$ 1,115,846,295
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.

Nationwide International Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 67
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $42,869,865, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $22,609,858 and $2,518,038, respectively,
and by $20,418,477 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $45,546,373.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at April 30, 2020 was
$11,714,763 which represents 1.05% of net assets.
(c) Represents 7-day effective yield as of April 30, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $25,127,896.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 419 6/2020 EUR 13,255,983 419,869
FTSE 100 Index 103 6/2020 GBP 7,634,522 184,599
SGX Nikkei 225 Index 99 6/2020 JPY 9,278,223 336,802
SPI 200 Index 48 6/2020 AUD 4,332,169 251,539
1,192,809
At April 30, 2020, the Fund had $4,321,803 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 1.7%
Axon Enterprise, Inc.* 27,687 2,013,122
Curtiss-Wright Corp. 19,922 2,064,915
Mercury Systems, Inc.* 25,918 2,310,849
Teledyne Technologies, Inc.* 17,020 5,542,903
11,931,789
Air Freight & Logistics 0.4%
XPO Logistics, Inc.* 43,093 2,876,027
Airlines 0.2%
JetBlue Airways Corp.* 135,939 1,324,046
Auto Components 1.2%
Adient plc* 39,398 590,182
Dana, Inc. 68,825 791,488
Delphi Technologies plc* 40,813 407,722
Gentex Corp. 118,193 2,864,998
Goodyear Tire & Rubber Co.
(The) 108,818 780,225
Lear Corp. 25,719 2,511,460
Visteon Corp.* 13,052 787,036
8,733,111
Automobiles 0.2%
Thor Industries, Inc.(a) 25,737 1,703,789
Banks 6.2%
Associated Banc-Corp. 74,408 1,052,129
BancorpSouth Bank 44,891 982,664
Bank of Hawaii Corp.(a) 18,833 1,284,034
Bank OZK 56,456 1,277,035
Cathay General Bancorp 35,405 988,508
CIT Group, Inc. 44,208 839,068
Commerce Bancshares, Inc. 48,435 2,963,738
Cullen/Frost Bankers, Inc.(a) 26,595 1,911,117
East West Bancorp, Inc. 68,040 2,386,163
First Financial Bankshares ,
Inc. 63,493 1,768,280
First Horizon National Corp. 145,436 1,320,559
FNB Corp. 151,593 1,226,387
Fulton Financial Corp. 76,707 896,705
Hancock Whitney Corp. 40,653 850,054
Home BancShares , Inc. 72,664 1,113,939
International Bancshares Corp. 26,798 776,874
PacWest Bancorp 54,162 1,096,239
Pinnacle Financial Partners,
Inc. 33,706 1,356,666
Prosperity Bancshares, Inc. 44,095 2,642,613
Signature Bank 25,237 2,704,902
Sterling Bancorp 94,312 1,162,867
Synovus Financial Corp. 68,378 1,436,622
TCF Financial Corp. 71,518 2,123,369
Texas Capital Bancshares,
Inc.* 23,498 652,774
Trustmark Corp. 29,161 775,974
UMB Financial Corp. 20,226 1,028,290
Umpqua Holdings Corp. 102,926 1,289,148
United Bankshares , Inc. 47,421 1,420,733
Valley National Bancorp 183,000 1,529,880
Webster Financial Corp. 42,947 1,213,253
Wintrust Financial Corp. 26,629 1,115,755
43,186,339
Common Stocks
Shares Value ($)
Beverages 0.3%
Boston Beer Co., Inc. (The),
Class A* 4,306 2,008,792
Biotechnology 1.2%
Arrowhead Pharmaceuticals,
Inc.* 46,745 1,609,430
Exelixis , Inc.* 141,948 3,505,406
Ligand Pharmaceuticals,
Inc.*(a) 7,722 761,158
United Therapeutics Corp.* 20,506 2,246,637
8,122,631
Building Products 1.2%
Lennox International, Inc. 16,372 3,056,325
Owens Corning 50,814 2,203,295
Resideo Technologies, Inc.* 56,057 287,572
Trex Co., Inc.* 27,231 2,592,936
8,140,128
Capital Markets 2.8%
Affiliated Managers Group,
Inc. 23,009 1,609,710
Eaton Vance Corp. 52,843 1,939,338
Evercore , Inc., Class A 18,254 941,907
FactSet Research Systems,
Inc. 17,727 4,874,925
Federated Hermes, Inc., Class
B 44,858 1,021,417
Interactive Brokers Group,
Inc., Class A 35,860 1,470,260
Janus Henderson Group plc 72,647 1,300,381
Legg Mason, Inc. 38,104 1,898,722
SEI Investments Co. 59,019 3,007,608
Stifel Financial Corp. 32,003 1,417,093
19,481,361
Chemicals 2.5%
Ashland Global Holdings, Inc.
(a) 28,119 1,734,661
Cabot Corp. 26,505 898,255
Chemours Co. (The)(a) 76,195 893,767
Ingevity Corp.* 19,494 1,012,129
Minerals Technologies, Inc. 16,242 715,298
NewMarket Corp. 3,446 1,417,822
Olin Corp.(a) 74,418 993,480
PolyOne Corp. 42,398 987,449
RPM International, Inc. 60,508 4,018,336
Scotts Miracle- Gro Co. (The) 18,486 2,292,819
Sensient Technologies Corp. 19,698 941,367
Valvoline, Inc. 87,842 1,510,004
17,415,387
Commercial Services & Supplies 1.7%
Brink's Co. (The) 23,346 1,193,448
Clean Harbors, Inc.* 23,966 1,280,504
Deluxe Corp. 19,652 553,597
Healthcare Services Group,
Inc. 34,572 881,240
Herman Miller, Inc. 27,763 625,778
HNI Corp. 20,115 489,599
KAR Auction Services, Inc. 60,091 900,163
MSA Safety, Inc. 16,642 1,872,724
Stericycle, Inc.* 42,536 2,075,757

Nationwide Mid Cap Market Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Tetra Tech, Inc. 25,504 1,919,941
11,792,751
Communications Equipment 1.3%
Ciena Corp.* 72,260 3,342,025
InterDigital , Inc. 14,514 838,474
Lumentum Holdings, Inc.* 36,037 2,915,754
NetScout Systems, Inc.* 30,734 813,836
ViaSat , Inc.*(a) 26,901 1,140,602
9,050,691
Construction & Engineering 1.1%
AECOM*(a) 73,327 2,658,837
Dycom Industries, Inc.*(a) 14,555 474,493
EMCOR Group, Inc. 26,271 1,668,997
Fluor Corp. 63,459 742,470
MasTec , Inc.* 28,154 1,010,729
Valmont Industries, Inc. 10,051 1,178,379
7,733,905
Construction Materials 0.2%
Eagle Materials, Inc.(a) 19,419 1,184,753
Consumer Finance 0.7%
FirstCash , Inc. 19,942 1,432,633
LendingTree, Inc.* 3,579 892,495
Navient Corp. 80,116 610,484
SLM Corp. 197,149 1,644,223
4,579,835
Containers & Packaging 1.1%
AptarGroup, Inc. 29,875 3,199,015
Greif, Inc., Class A 12,468 422,541
O-I Glass, Inc. 73,552 606,068
Silgan Holdings, Inc. 36,268 1,251,246
Sonoco Products Co. 46,755 2,283,514
7,762,384
Distributors 0.6%
Pool Corp. 18,701 3,958,254
Diversified Consumer Services 1.0%
Adtalem Global Education,
Inc.* 25,244 802,002
Graham Holdings Co., Class B 2,040 795,620
Grand Canyon Education,
Inc.* 22,539 1,938,805
Service Corp. International 85,544 3,142,887
WW International, Inc.* 22,251 567,623
7,246,937
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 111,841 1,534,459
Electric Utilities 1.4%
ALLETE, Inc. 24,181 1,391,858
Hawaiian Electric Industries,
Inc. 50,877 2,008,115
IDACORP, Inc. 23,588 2,164,907
OGE Energy Corp. 93,458 2,945,796
PNM Resources, Inc. 37,183 1,505,540
10,016,216
Electrical Equipment 1.6%
Acuity Brands, Inc. 18,507 1,602,521
EnerSys (a) 19,717 1,151,276
Common Stocks
Shares Value ($)
Electrical Equipment
Generac Holdings, Inc.* 29,215 2,846,709
Hubbell, Inc. 25,414 3,162,264
nVent Electric plc 72,588 1,353,766
Regal Beloit Corp. 19,161 1,360,623
11,477,159
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc.* 38,000 2,390,960
Avnet, Inc. 47,041 1,412,171
Belden, Inc. 18,063 617,574
Cognex Corp. 79,770 4,406,495
Coherent, Inc.*(a) 11,265 1,440,456
II-VI, Inc.* 40,685 1,400,378
Jabil, Inc. 64,842 1,844,106
Littelfuse , Inc. 11,367 1,650,943
National Instruments Corp. 55,045 2,114,829
SYNNEX Corp.(a) 19,076 1,670,295
Tech Data Corp.* 16,543 2,326,607
Trimble, Inc.* 116,283 4,026,880
Vishay Intertechnology , Inc. 61,702 1,023,636
26,325,330
Energy Equipment & Services 0.1%
Apergy Corp.*(a) 34,849 320,959
Patterson-UTI Energy, Inc. 90,176 332,750
Transocean Ltd.*(a) 274,780 351,718
1,005,427
Entertainment 0.2%
Cinemark Holdings, Inc. 50,627 722,954
World Wrestling Entertainment,
Inc., Class A(a) 22,137 984,432
1,707,386
Equity Real Estate Investment Trusts (REITs) 8.8%
American Campus
Communities, Inc. 64,308 2,269,429
Brixmor Property Group, Inc. 140,139 1,604,592
Camden Property Trust 45,199 3,980,676
CoreCivic , Inc. 55,726 731,125
CoreSite Realty Corp. 17,603 2,133,308
Corporate Office Properties
Trust 50,822 1,342,717
Cousins Properties, Inc. 68,772 2,074,851
CyrusOne , Inc. 52,881 3,709,602
Diversified Healthcare Trust 107,664 334,835
Douglas Emmett, Inc. 77,345 2,358,249
EastGroup Properties, Inc. 17,958 1,903,548
EPR Properties 36,627 1,077,566
First Industrial Realty Trust,
Inc. 59,430 2,244,671
GEO Group, Inc. (The) 56,659 718,436
Healthcare Realty Trust, Inc. 62,810 1,845,986
Highwoods Properties, Inc. 48,995 1,901,496
JBG SMITH Properties 55,198 1,873,972
Kilroy Realty Corp. 45,610 2,839,679
Lamar Advertising Co., Class A 40,295 2,323,007
Life Storage, Inc. 21,969 1,924,265
Macerich Co. (The) 52,324 390,860
Mack-Cali Realty Corp. 42,439 687,087
Medical Properties Trust, Inc. 242,643 4,158,901
National Retail Properties, Inc. 80,134 2,615,574

70 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc. 102,047 2,974,670
Park Hotels & Resorts, Inc. 111,775 1,062,980
Pebblebrook Hotel Trust 61,713 730,682
PotlatchDeltic Corp. 31,536 1,107,229
PS Business Parks, Inc. 9,438 1,218,352
Rayonier, Inc. 60,488 1,453,527
Sabra Health Care REIT, Inc. 95,837 1,228,630
Service Properties Trust 78,373 543,125
Spirit Realty Capital, Inc. 46,690 1,436,184
Taubman Centers, Inc. 28,591 1,232,272
Urban Edge Properties 53,976 620,724
Weingarten Realty Investors 56,975 1,036,375
61,689,182
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings,
Inc.*(a) 57,051 1,501,012
Casey's General Stores, Inc. 17,209 2,605,615
Sprouts Farmers Market, Inc.* 55,256 1,148,219
5,254,846
Food Products 2.1%
Darling Ingredients, Inc.* 76,441 1,573,920
Flowers Foods, Inc. 89,895 2,002,861
Hain Celestial Group, Inc.
(The)*(a) 37,504 969,103
Ingredion, Inc. 31,173 2,531,248
Lancaster Colony Corp. 9,245 1,244,654
Pilgrim's Pride Corp.* 24,484 538,648
Post Holdings, Inc.*(a) 31,040 2,851,024
Sanderson Farms, Inc. 9,205 1,253,169
Tootsie Roll Industries, Inc.(a) 8,010 281,391
TreeHouse Foods, Inc.* 26,224 1,356,568
14,602,586
Gas Utilities 1.7%
National Fuel Gas Co. 40,300 1,652,300
New Jersey Resources Corp. 44,530 1,504,223
ONE Gas, Inc. 24,670 1,966,446
Southwest Gas Holdings, Inc. 25,503 1,933,127
Spire, Inc. 23,804 1,736,740
UGI Corp. 97,523 2,943,244
11,736,080
Health Care Equipment & Supplies 4.2%
Avanos Medical, Inc.* 22,381 694,930
Cantel Medical Corp. 17,748 656,676
Globus Medical, Inc., Class A* 35,964 1,706,851
Haemonetics Corp.* 23,689 2,695,334
Hill-Rom Holdings, Inc. 31,187 3,508,226
ICU Medical, Inc.* 8,980 1,969,404
Integra LifeSciences Holdings
Corp.* 33,350 1,702,517
LivaNova plc* 22,595 1,200,246
Masimo Corp.* 22,936 4,906,240
NuVasive , Inc.* 24,337 1,481,637
Penumbra, Inc.* 15,003 2,660,332
West Pharmaceutical
Services, Inc. 34,572 6,543,097
29,725,490
Common Stocks
Shares Value ($)
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.* 41,413 994,326
Amedisys , Inc.* 15,072 2,775,660
Chemed Corp. 7,502 3,125,108
Encompass Health Corp. 46,178 3,059,292
HealthEquity , Inc.* 33,057 1,860,117
LHC Group, Inc.* 13,883 1,804,651
MEDNAX, Inc.* 40,192 583,588
Molina Healthcare, Inc.* 29,273 4,799,894
Patterson Cos., Inc. 40,225 735,313
Tenet Healthcare Corp.* 48,521 979,154
20,717,103
Health Care Technology 0.1%
Allscripts Healthcare Solutions,
Inc.* 75,725 492,213
Hotels, Restaurants & Leisure 4.0%
Boyd Gaming Corp. 38,217 637,842
Brinker International, Inc. 16,743 389,777
Caesars Entertainment Corp.* 260,467 2,516,111
Cheesecake Factory, Inc.
(The)(a) 19,220 428,414
Choice Hotels International,
Inc. 14,887 1,117,269
Churchill Downs, Inc. 16,573 1,660,946
Cracker Barrel Old Country
Store, Inc. 11,227 1,093,510
Domino's Pizza, Inc. 18,052 6,533,560
Dunkin' Brands Group, Inc. 38,731 2,433,856
Eldorado Resorts, Inc.*(a) 29,554 633,638
Jack in the Box, Inc.(a) 10,713 645,994
Marriott Vacations Worldwide
Corp. 17,455 1,448,765
Papa John's International, Inc. 10,088 725,529
Penn National Gaming,
Inc.*(a) 49,299 878,508
Scientific Games Corp.* 24,860 313,485
Six Flags Entertainment Corp. 37,086 742,091
Texas Roadhouse, Inc. 30,483 1,435,444
Wendy's Co. (The) 85,903 1,706,034
Wyndham Destinations, Inc. 42,367 1,083,324
Wyndham Hotels & Resorts,
Inc. 44,431 1,675,493
28,099,590
Household Durables 1.0%
Helen of Troy Ltd.* 11,756 1,931,275
KB Home 40,179 1,054,297
Taylor Morrison Home Corp.* 62,085 903,337
Tempur Sealy International,
Inc.* 21,197 1,139,339
Toll Brothers, Inc. 55,639 1,336,449
TRI Pointe Group, Inc.* 65,630 753,432
7,118,129
Household Products 0.2%
Energizer Holdings, Inc.(a) 29,988 1,168,332
Industrial Conglomerates 0.5%
Carlisle Cos., Inc. 26,472 3,202,053
Insurance 4.7%
Alleghany Corp. 6,719 3,585,998

Nationwide Mid Cap Market Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Insurance
American Financial Group, Inc. 34,982 2,317,208
Brighthouse Financial, Inc.* 50,969 1,310,413
Brown & Brown, Inc. 109,386 3,928,051
CNO Financial Group, Inc. 70,646 993,283
First American Financial Corp. 52,454 2,419,178
Genworth Financial, Inc.,
Class A* 235,091 853,380
Hanover Insurance Group, Inc.
(The) 18,591 1,866,165
Kemper Corp. 29,260 1,966,857
Mercury General Corp. 12,877 527,442
Old Republic International
Corp. 133,740 2,133,153
Primerica, Inc. 19,352 2,010,866
Reinsurance Group of
America, Inc. 29,290 3,066,077
RenaissanceRe Holdings Ltd. 20,667 3,017,589
RLI Corp. 18,643 1,357,770
Selective Insurance Group,
Inc. 27,764 1,391,809
32,745,239
Interactive Media & Services 0.2%
TripAdvisor, Inc. 48,920 976,933
Yelp, Inc.* 29,966 669,740
1,646,673
Internet & Direct Marketing Retail 0.8%
Etsy, Inc.* 55,288 3,586,532
Grubhub , Inc.* 42,664 2,038,913
5,625,445
IT Services 2.0%
CACI International, Inc., Class
A* 11,709 2,928,889
KBR, Inc. 66,162 1,340,442
LiveRamp Holdings, Inc.* 31,589 1,195,959
MAXIMUS, Inc. 29,894 2,012,464
Perspecta , Inc. 64,187 1,384,514
Sabre Corp. 127,656 928,059
Science Applications
International Corp. 22,906 1,870,504
WEX, Inc.* 20,208 2,673,923
14,334,754
Leisure Products 0.7%
Brunswick Corp. 38,056 1,816,032
Mattel, Inc.*(a) 161,806 1,410,948
Polaris, Inc. 26,836 1,903,478
5,130,458
Life Sciences Tools & Services 2.7%
Bio-Rad Laboratories, Inc.,
Class A* 10,109 4,448,971
Bio- Techne Corp. 17,837 4,013,325
Charles River Laboratories
International, Inc.*(a) 22,818 3,301,080
PRA Health Sciences, Inc.* 29,586 2,855,049
Repligen Corp.* 21,875 2,540,781
Syneos Health, Inc.* 29,090 1,622,931
18,782,137
Common Stocks
Shares Value ($)
Machinery 4.1%
AGCO Corp. 29,271 1,546,680
Colfax Corp.*(a) 38,958 1,004,727
Crane Co. 23,792 1,295,474
Donaldson Co., Inc. 59,115 2,591,010
Graco , Inc. 77,954 3,481,426
ITT, Inc. 41,015 2,162,311
Kennametal, Inc. 38,632 989,366
Lincoln Electric Holdings, Inc. 28,554 2,298,883
Nordson Corp.(a) 23,898 3,845,427
Oshkosh Corp. 31,797 2,147,251
Terex Corp. 30,648 465,543
Timken Co. (The) 31,638 1,188,956
Toro Co. (The) 49,787 3,176,908
Trinity Industries, Inc. 45,782 883,135
Woodward, Inc. 26,327 1,594,363
28,671,460
Marine 0.2%
Kirby Corp.* 27,979 1,494,638
Media 1.3%
AMC Networks, Inc., Class A* 20,575 490,714
Cable One, Inc. 2,347 4,489,482
John Wiley & Sons, Inc., Class
A 20,424 766,921
New York Times Co. (The),
Class A 67,136 2,183,263
TEGNA, Inc. 101,268 1,085,593
9,015,973
Metals & Mining 1.8%
Allegheny Technologies, Inc.* 59,364 445,824
Carpenter Technology Corp. 22,614 501,352
Commercial Metals Co. 55,314 881,705
Compass Minerals
International, Inc. 15,772 775,352
Reliance Steel & Aluminum
Co. 31,143 2,789,790
Royal Gold, Inc. 30,589 3,748,070
Steel Dynamics, Inc. 100,518 2,439,572
United States Steel Corp.(a) 79,159 607,941
Worthington Industries, Inc. 17,196 454,662
12,644,268
Multiline Retail 0.3%
Dillard's, Inc., Class A(a) 4,569 134,694
Ollie's Bargain Outlet
Holdings, Inc.*(a) 25,527 1,733,539
1,868,233
Multi-Utilities 0.7%
Black Hills Corp. 28,696 1,777,430
MDU Resources Group, Inc. 93,541 2,100,931
NorthWestern Corp. 23,583 1,360,503
5,238,864
Oil, Gas & Consumable Fuels 1.3%
Antero Midstream Corp.(a) 139,889 664,473
Cimarex Energy Co. 47,235 1,200,714
CNX Resources Corp.* 87,021 922,423
EQT Corp. 119,199 1,739,113
Equitrans Midstream Corp.(a) 96,156 805,787
Matador Resources Co.*(a) 50,676 356,759

72 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Murphy Oil Corp.(a) 71,034 842,463
PBF Energy, Inc., Class A 48,341 551,087
World Fuel Services Corp. 30,412 760,300
WPX Energy, Inc.* 196,269 1,203,129
9,046,248
Paper & Forest Products 0.2%
Domtar Corp. 26,673 623,081
Louisiana-Pacific Corp. 54,773 1,095,460
1,718,541
Personal Products 0.2%
Edgewell Personal Care Co.* 25,282 698,036
Nu Skin Enterprises, Inc.,
Class A 26,308 768,457
1,466,493
Pharmaceuticals 1.1%
Catalent , Inc.* 72,304 4,999,822
Nektar Therapeutics*(a) 82,115 1,576,608
Prestige Consumer
Healthcare, Inc.* 23,502 956,296
7,532,726
Professional Services 1.1%
ASGN, Inc.* 24,648 1,144,900
CoreLogic , Inc. 37,132 1,426,611
FTI Consulting, Inc.* 17,572 2,237,970
Insperity , Inc. 17,614 840,364
ManpowerGroup , Inc. 27,533 2,044,050
7,693,895
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. 24,104 2,544,900
Road & Rail 0.9%
Avis Budget Group, Inc.*(a) 25,729 424,014
Knight-Swift Transportation
Holdings, Inc.(a) 57,370 2,133,017
Landstar System, Inc. 18,470 1,908,136
Ryder System, Inc. 24,853 879,796
Werner Enterprises, Inc. 20,721 831,326
6,176,289
Semiconductors & Semiconductor Equipment 4.3%
Cabot Microelectronics Corp. 13,575 1,663,480
Cirrus Logic, Inc.* 26,988 2,040,293
Cree, Inc.* 50,259 2,167,671
Enphase Energy, Inc.* 36,993 1,732,382
First Solar, Inc.* 35,408 1,558,306
MKS Instruments, Inc. 25,436 2,549,450
Monolithic Power Systems,
Inc. 18,855 3,769,303
Semtech Corp.* 30,908 1,398,278
Silicon Laboratories, Inc.* 20,239 1,967,636
SolarEdge Technologies,
Inc.*(a) 22,690 2,531,977
Synaptics , Inc.* 15,618 1,021,261
Teradyne, Inc. 78,239 4,893,067
Universal Display Corp.(a) 19,788 2,970,575
30,263,679
Software 4.5%
ACI Worldwide, Inc.* 53,957 1,478,422
Common Stocks
Shares Value ($)
Software
Blackbaud , Inc. 22,922 1,266,670
CDK Global, Inc. 56,594 2,223,012
Ceridian HCM Holding, Inc.*(a) 47,032 2,773,477
CommVault Systems, Inc.* 19,538 834,077
Fair Isaac Corp.* 13,514 4,769,631
J2 Global, Inc. 21,596 1,741,501
LogMeIn, Inc. 22,788 1,947,463
Manhattan Associates, Inc.* 29,833 2,116,353
Paylocity Holding Corp.* 16,706 1,913,338
PTC, Inc.* 48,490 3,357,933
Teradata Corp.* 52,497 1,290,901
Tyler Technologies, Inc.* 18,195 5,834,955
31,547,733
Specialty Retail 1.9%
Aaron's, Inc. 31,348 1,000,315
American Eagle Outfitters, Inc. 74,026 588,507
AutoNation, Inc.* 27,560 1,026,334
Bed Bath & Beyond, Inc.(a) 59,919 370,899
Dick's Sporting Goods, Inc. 29,731 873,794
Five Below, Inc.*(a) 25,989 2,343,168
Foot Locker, Inc. 49,973 1,280,808
Murphy USA, Inc.*(a) 13,504 1,442,227
Restoration Hardware
Holdings, Inc.*(a) 7,626 1,096,466
Sally Beauty Holdings, Inc.* 54,315 527,399
Urban Outfitters, Inc.* 32,983 571,925
Williams-Sonoma, Inc. 36,259 2,242,257
13,364,099
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.* 59,544 1,221,843
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc. 20,612 1,611,858
Columbia Sportswear Co.(a) 13,581 989,919
Deckers Outdoor Corp.* 13,064 1,943,401
Skechers USA, Inc., Class A* 62,520 1,761,814
6,306,992
Thrifts & Mortgage Finance 0.5%
New York Community
Bancorp, Inc. 218,163 2,369,250
Washington Federal, Inc. 36,612 979,005
3,348,255
Trading Companies & Distributors 0.7%
GATX Corp. 16,385 971,630
MSC Industrial Direct Co., Inc.,
Class A 21,031 1,254,289
NOW, Inc.* 50,432 311,165
Watsco , Inc. 15,243 2,453,971
4,991,055
Water Utilities 0.6%
Essential Utilities, Inc.(a) 100,759 4,210,719
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 45,669 896,026
Total Common Stocks
(cost $679,804,767) 683,632,126

Nationwide Mid Cap Market Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 73
Short-Term Investment 1.8%
Shares Value ($)
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 12,753,465 12,753,465
Total Short-Term Investment
(cost $12,753,465) 12,753,465
Repurchase Agreement 0.2%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $1,420,342,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,452,085.
(c)(d) 1,420,341 1,420,341
Total Repurchase Agreement
(cost $1,420,341) 1,420,341
Total Investments
(cost $693,978,573) — 99.7% 697,805,932
Other assets in excess of liabilities — 0.3% 2,281,500
NET ASSETS — 100.0%
$ 700,087,432
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $31,438,322, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $12,753,465 and $1,420,341, respectively,
and by $19,807,965 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $33,981,771.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $14,173,806.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 101 6/2020 USD 16,577,130 2,483,914
2,483,914
At April 30, 2020, the Fund had $2,077,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

74 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The) 22,294 3,143,900
General Dynamics Corp. 9,807 1,280,990
Howmet Aerospace, Inc. 16,237 212,218
Huntington Ingalls Industries,
Inc. 1,738 332,671
L3Harris Technologies, Inc. 9,172 1,776,616
Lockheed Martin Corp. 10,339 4,022,491
Northrop Grumman Corp. 6,596 2,181,099
Raytheon Technologies Corp. 60,694 3,933,578
Textron, Inc. 9,646 254,269
TransDigm Group, Inc. 2,096 761,016
17,898,848
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 5,637 399,663
Expeditors International of
Washington, Inc. 7,143 511,475
FedEx Corp. 10,096 1,279,870
United Parcel Service, Inc.,
Class B 29,149 2,759,244
4,950,252
Airlines 0.2%
Alaska Air Group, Inc. 5,116 166,372
American Airlines Group, Inc.
(a) 16,788 201,624
Delta Air Lines, Inc. 23,639 612,487
Southwest Airlines Co. 19,932 622,875
United Airlines Holdings, Inc.* 8,780 259,712
1,863,070
Auto Components 0.1%
Aptiv plc 10,739 746,898
BorgWarner, Inc. 8,820 251,987
998,885
Automobiles 0.2%
Ford Motor Co. 165,040 840,054
General Motors Co. 51,653 1,151,345
Harley-Davidson, Inc.(a) 6,477 141,393
2,132,792
Banks 3.9%
Bank of America Corp. 337,466 8,116,057
Citigroup, Inc. 90,939 4,415,998
Citizens Financial Group, Inc. 18,294 409,603
Comerica, Inc. 6,066 211,461
Fifth Third Bancorp 29,864 558,158
First Republic Bank 6,799 709,068
Huntington Bancshares, Inc. 43,258 399,704
JPMorgan Chase & Co. 130,797 12,525,121
KeyCorp 41,449 482,881
M&T Bank Corp. 5,603 627,984
People's United Financial, Inc. 18,690 237,176
PNC Financial Services
Group, Inc. (The) 18,195 1,940,861
Regions Financial Corp. 40,594 436,385
SVB Financial Group* 2,160 417,247
Truist Financial Corp. 56,267 2,099,884
US Bancorp 59,083 2,156,529
Wells Fargo & Co. 160,416 4,660,085
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 7,173 226,739
40,630,941
Beverages 1.7%
Brown-Forman Corp., Class B 7,697 478,754
Coca-Cola Co. (The) 160,743 7,376,496
Constellation Brands, Inc.,
Class A 7,042 1,159,747
Molson Coors Beverage Co.,
Class B 7,927 325,086
Monster Beverage Corp.* 15,726 972,024
PepsiCo, Inc. 58,123 7,689,092
18,001,199
Biotechnology 2.3%
AbbVie, Inc.(a) 61,658 5,068,288
Alexion Pharmaceuticals, Inc.* 9,059 973,571
Amgen, Inc. 24,787 5,929,546
Biogen, Inc.* 7,490 2,223,257
Gilead Sciences, Inc. 52,626 4,420,584
Incyte Corp.* 7,464 728,934
Regeneron Pharmaceuticals,
Inc.* 3,362 1,768,008
Vertex Pharmaceuticals, Inc.* 10,787 2,709,694
23,821,882
Building Products 0.4%
Allegion plc 3,911 393,212
AO Smith Corp. 5,799 245,761
Carrier Global Corp.* 33,802 598,633
Fortune Brands Home &
Security, Inc. 5,824 280,717
Johnson Controls International
plc 32,463 944,998
Masco Corp.(a) 11,391 467,487
Trane Technologies plc 9,909 866,245
3,797,053
Capital Markets 2.6%
Ameriprise Financial, Inc. 5,332 612,860
Bank of New York Mellon
Corp. (The) 35,315 1,325,725
BlackRock, Inc. 4,899 2,459,494
Cboe Global Markets, Inc. 4,728 469,869
Charles Schwab Corp. (The) 47,347 1,785,929
CME Group, Inc. 14,920 2,658,893
E*TRADE Financial Corp. 9,506 386,039
Franklin Resources, Inc. 11,823 222,745
Goldman Sachs Group, Inc.
(The) 13,262 2,432,516
Intercontinental Exchange, Inc. 23,491 2,101,270
Invesco Ltd. 16,147 139,187
MarketAxess Holdings, Inc. 1,498 681,605
Moody's Corp. 6,820 1,663,398
Morgan Stanley 49,034 1,933,411
MSCI, Inc. 3,456 1,130,112
Nasdaq, Inc. 4,881 535,299
Northern Trust Corp. 8,661 685,605
Raymond James Financial,
Inc. 5,149 339,422
S&P Global, Inc. 10,206 2,989,133
State Street Corp. 14,850 936,144

Nationwide S&P 500 Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 9,834 1,137,105
26,625,761
Chemicals 1.7%
Air Products & Chemicals, Inc. 9,140 2,061,801
Albemarle Corp.(a) 4,467 274,408
Celanese Corp. 5,087 422,577
CF Industries Holdings, Inc. 9,218 253,495
Corteva, Inc. 30,342 794,657
Dow, Inc. 31,153 1,143,004
DuPont de Nemours, Inc. 30,585 1,438,107
Eastman Chemical Co. 5,271 318,948
Ecolab, Inc. 10,554 2,042,199
FMC Corp. 5,513 506,645
International Flavors &
Fragrances, Inc.(a) 4,254 557,402
Linde plc 22,358 4,113,648
LyondellBasell Industries NV,
Class A 10,800 625,860
Mosaic Co. (The) 15,130 174,146
PPG Industries, Inc. 9,915 900,579
Sherwin-Williams Co. (The) 3,457 1,854,231
17,481,707
Commercial Services & Supplies 0.4%
Cintas Corp. 3,528 782,617
Copart, Inc.* 8,509 681,656
Republic Services, Inc. 8,536 668,710
Rollins, Inc. 5,903 236,120
Waste Management, Inc. 16,360 1,636,327
4,005,430
Communications Equipment 0.9%
Arista Networks, Inc.* 2,283 500,662
Cisco Systems, Inc. 177,061 7,503,845
F5 Networks, Inc.* 2,534 352,885
Juniper Networks, Inc. 13,022 281,275
Motorola Solutions, Inc. 7,026 1,010,409
9,649,076
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 5,730 474,157
Quanta Services, Inc. 5,891 214,197
688,354
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,506 476,717
Vulcan Materials Co. 5,590 631,502
1,108,219
Consumer Finance 0.5%
American Express Co. 27,975 2,552,719
Capital One Financial Corp. 19,258 1,247,148
Discover Financial Services 13,191 566,817
Synchrony Financial 25,018 495,106
4,861,790
Containers & Packaging 0.3%
Amcor plc 68,801 617,145
Avery Dennison Corp. 3,552 392,105
Ball Corp. 13,478 884,022
International Paper Co. 16,466 563,961
Packaging Corp. of America 3,935 380,318
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 6,404 183,090
Westrock Co. 10,860 349,583
3,370,224
Distributors 0.1%
Genuine Parts Co. 6,109 484,321
LKQ Corp.* 12,919 337,832
822,153
Diversified Consumer Services 0.0%
†
H&R Block, Inc. 8,486 141,292
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 81,576 15,284,079
Diversified Telecommunication Services 1.9%
AT&T, Inc. 304,644 9,282,503
CenturyLink, Inc. 40,724 432,489
Verizon Communications, Inc. 172,414 9,905,184
19,620,176
Electric Utilities 2.0%
Alliant Energy Corp. 10,052 488,025
American Electric Power Co.,
Inc. 20,670 1,717,884
Duke Energy Corp. 30,294 2,564,690
Edison International 14,653 860,278
Entergy Corp. 8,320 794,643
Evergy, Inc. 9,591 560,402
Eversource Energy 13,624 1,099,457
Exelon Corp. 40,663 1,507,784
FirstEnergy Corp. 22,615 933,321
NextEra Energy, Inc. 20,569 4,753,907
NRG Energy, Inc. 10,655 357,262
Pinnacle West Capital Corp. 4,375 336,831
PPL Corp. 30,262 769,260
Southern Co. (The) 44,133 2,503,665
Xcel Energy, Inc. 22,067 1,402,579
20,649,988
Electrical Equipment 0.4%
AMETEK, Inc. 9,596 804,817
Eaton Corp. plc 17,397 1,452,649
Emerson Electric Co. 25,253 1,440,179
Rockwell Automation, Inc. 4,740 898,135
4,595,780
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 12,457 1,099,455
CDW Corp. 6,110 676,988
Corning, Inc. 31,492 693,139
FLIR Systems, Inc. 5,792 251,373
IPG Photonics Corp.* 1,486 192,184
Keysight Technologies, Inc.* 7,925 766,902
TE Connectivity Ltd. 14,069 1,033,509
Zebra Technologies Corp.,
Class A* 2,269 521,098
5,234,648
Energy Equipment & Services 0.2%
Baker Hughes Co. 27,208 379,552
Halliburton Co. 36,639 384,709
Helmerich & Payne, Inc. 4,520 89,360

76 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
National Oilwell Varco, Inc. 16,079 203,239
Schlumberger Ltd. 57,177 961,717
TechnipFMC plc 17,810 158,687
2,177,264
Entertainment 2.0%
Activision Blizzard, Inc. 32,261 2,055,994
Electronic Arts, Inc.* 12,040 1,375,690
Live Nation Entertainment,
Inc.* 5,930 266,079
Netflix, Inc.* 18,279 7,674,438
Take-Two Interactive Software,
Inc.* 4,736 573,293
Walt Disney Co. (The) 75,208 8,133,745
20,079,239
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate
Equities, Inc. 4,781 751,047
American Tower Corp. 18,504 4,403,952
Apartment Investment &
Management Co., Class A 6,221 234,345
AvalonBay Communities, Inc. 5,863 955,376
Boston Properties, Inc. 5,999 582,983
Crown Castle International
Corp. 17,226 2,746,341
Digital Realty Trust, Inc. 11,015 1,646,632
Duke Realty Corp. 15,468 536,740
Equinix, Inc. 3,537 2,388,182
Equity Residential 14,612 950,657
Essex Property Trust, Inc. 2,781 678,842
Extra Space Storage, Inc. 5,359 472,878
Federal Realty Investment
Trust 2,922 243,315
Healthpeak Properties, Inc. 20,829 544,470
Host Hotels & Resorts, Inc. 30,415 374,409
Iron Mountain, Inc. 11,955 289,072
Kimco Realty Corp. 17,928 195,594
Mid-America Apartment
Communities, Inc. 4,814 538,783
Prologis, Inc. 30,716 2,740,789
Public Storage 6,321 1,172,229
Realty Income Corp. 13,715 753,228
Regency Centers Corp. 6,969 306,009
SBA Communications Corp. 4,638 1,344,649
Simon Property Group, Inc. 12,673 846,176
SL Green Realty Corp. 3,447 182,863
UDR, Inc. 12,332 462,080
Ventas, Inc. 15,508 501,684
Vornado Realty Trust 6,697 293,463
Welltower, Inc. 17,055 873,728
Weyerhaeuser Co. 31,312 684,793
28,695,309
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 18,421 5,581,563
Kroger Co. (The) 33,483 1,058,398
Sysco Corp. 21,068 1,185,496
Walgreens Boots Alliance, Inc. 31,550 1,365,799
Walmart, Inc. 59,114 7,185,307
16,376,563
Common Stocks
Shares Value ($)
Food Products 1.1%
Archer-Daniels-Midland Co. 23,313 865,845
Campbell Soup Co. 7,132 356,457
Conagra Brands, Inc. 20,510 685,855
General Mills, Inc. 24,811 1,485,931
Hershey Co. (The) 6,225 824,377
Hormel Foods Corp. 11,525 539,946
JM Smucker Co. (The) 4,804 552,028
Kellogg Co. 10,468 685,654
Kraft Heinz Co. (The) 26,037 789,702
Lamb Weston Holdings, Inc. 6,139 376,689
McCormick & Co., Inc.
(Non-Voting) 5,154 808,353
Mondelez International, Inc.,
Class A 59,871 3,079,764
Tyson Foods, Inc., Class A 11,974 744,663
11,795,264
Gas Utilities 0.1%
Atmos Energy Corp. 5,022 512,093
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 73,606 6,778,376
ABIOMED, Inc.* 1,877 358,976
Align Technology, Inc.* 3,040 653,144
Baxter International, Inc. 21,401 1,899,981
Becton Dickinson and Co. 11,247 2,840,205
Boston Scientific Corp.* 57,841 2,167,881
Cooper Cos., Inc. (The) 2,088 598,630
Danaher Corp. 26,762 4,374,516
Dentsply Sirona, Inc. 9,397 398,809
Edwards Lifesciences Corp.* 8,629 1,876,807
Hologic, Inc.* 11,136 557,914
IDEXX Laboratories, Inc.* 3,597 998,527
Intuitive Surgical, Inc.* 4,806 2,455,289
Medtronic plc 55,855 5,453,124
ResMed, Inc. 6,052 939,997
STERIS plc 3,568 508,440
Stryker Corp. 13,395 2,497,230
Teleflex, Inc. 1,955 655,707
Varian Medical Systems, Inc.* 3,834 438,533
Zimmer Biomet Holdings, Inc. 8,610 1,030,617
37,482,703
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 6,375 571,582
Anthem, Inc. 10,670 2,995,389
Cardinal Health, Inc. 11,939 590,742
Centene Corp.* 23,919 1,592,527
Cigna Corp. 15,547 3,043,792
CVS Health Corp. 54,232 3,337,980
DaVita, Inc.* 3,774 298,184
HCA Healthcare, Inc. 10,909 1,198,681
Henry Schein, Inc.* 6,281 342,691
Humana, Inc. 5,476 2,090,846
Laboratory Corp. of America
Holdings* 4,084 671,614
McKesson Corp. 6,804 961,065
Quest Diagnostics, Inc. 5,647 621,791
UnitedHealth Group, Inc. 39,565 11,571,576

Nationwide S&P 500 Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 3,405 359,874
30,248,334
Health Care Technology 0.1%
Cerner Corp. 12,890 894,437
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.(a) 16,759 266,468
Chipotle Mexican Grill, Inc.* 1,065 935,656
Darden Restaurants, Inc. 5,128 378,395
Hilton Worldwide Holdings,
Inc. 11,552 874,602
Las Vegas Sands Corp. 13,764 660,947
Marriott International, Inc.,
Class A 11,459 1,042,082
McDonald's Corp. 31,386 5,886,758
MGM Resorts International 21,599 363,511
Norwegian Cruise Line
Holdings Ltd.* 9,010 147,764
Royal Caribbean Cruises Ltd. 7,182 335,902
Starbucks Corp. 49,246 3,778,646
Wynn Resorts Ltd. 4,042 345,712
Yum! Brands, Inc. 12,755 1,102,415
16,118,858
Household Durables 0.3%
DR Horton, Inc. 14,211 671,043
Garmin Ltd. 6,110 495,888
Leggett & Platt, Inc. 5,460 191,810
Lennar Corp., Class A 11,484 575,004
Mohawk Industries, Inc.* 2,510 220,177
Newell Brands, Inc. 14,361 199,331
NVR, Inc.* 145 449,500
PulteGroup, Inc. 10,667 301,556
Whirlpool Corp. 2,635 294,435
3,398,744
Household Products 1.8%
Church & Dwight Co., Inc. 9,949 696,330
Clorox Co. (The) 5,271 982,725
Colgate-Palmolive Co. 35,965 2,527,261
Kimberly-Clark Corp. 14,400 1,994,112
Procter & Gamble Co. (The) 104,032 12,262,252
18,462,680
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 28,000 371,000
Industrial Conglomerates 1.1%
3M Co. 23,969 3,641,370
General Electric Co. 364,270 2,477,036
Honeywell International, Inc. 29,749 4,221,383
Roper Technologies, Inc. 4,284 1,460,973
11,800,762
Insurance 1.9%
Aflac, Inc. 30,355 1,130,420
Allstate Corp. (The) 13,633 1,386,749
American International Group,
Inc. 36,431 926,440
Aon plc 9,736 1,681,115
Arthur J Gallagher & Co. 7,517 590,084
Common Stocks
Shares Value ($)
Insurance
Assurant, Inc. 2,571 273,143
Chubb Ltd. 18,895 2,040,849
Cincinnati Financial Corp. 6,377 419,607
Everest Re Group Ltd. 1,724 298,476
Globe Life, Inc. 3,935 324,008
Hartford Financial Services
Group, Inc. (The) 15,167 576,194
Lincoln National Corp. 8,391 297,629
Loews Corp. 10,900 377,794
Marsh & McLennan Cos., Inc. 21,223 2,065,635
MetLife, Inc. 32,218 1,162,425
Principal Financial Group, Inc. 10,888 396,432
Progressive Corp. (The) 24,182 1,869,269
Prudential Financial, Inc. 16,850 1,050,935
Travelers Cos., Inc. (The) 10,665 1,079,405
Unum Group 8,963 156,404
Willis Towers Watson plc 5,422 966,688
WR Berkley Corp. 6,063 327,402
19,397,103
Interactive Media & Services 5.4%
Alphabet, Inc., Class A* 12,494 16,825,670
Alphabet, Inc., Class C* 12,467 16,813,744
Facebook, Inc., Class A* 100,369 20,546,538
Twitter, Inc.* 32,341 927,540
55,113,492
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.* 17,372 42,978,328
Booking Holdings, Inc.* 1,742 2,579,153
eBay, Inc. 32,181 1,281,769
Expedia Group, Inc. 5,840 414,523
47,253,773
IT Services 5.5%
Accenture plc, Class A 26,481 4,904,016
Akamai Technologies, Inc.* 6,800 664,428
Alliance Data Systems Corp. 1,667 83,467
Automatic Data Processing,
Inc. 17,997 2,639,980
Broadridge Financial
Solutions, Inc. 4,790 555,640
Cognizant Technology
Solutions Corp., Class A 23,150 1,343,163
DXC Technology Co. 9,792 177,529
Fidelity National Information
Services, Inc. 25,641 3,381,791
Fiserv, Inc.* 23,746 2,447,263
FleetCor Technologies, Inc.* 3,536 853,060
Gartner, Inc.* 3,785 449,696
Global Payments, Inc. 12,481 2,072,096
International Business
Machines Corp. 36,922 4,635,926
Jack Henry & Associates, Inc. 3,271 534,972
Leidos Holdings, Inc. 5,422 535,748
Mastercard, Inc., Class A 37,073 10,193,963
Paychex, Inc. 13,450 921,594
PayPal Holdings, Inc.* 48,980 6,024,540
VeriSign, Inc.* 4,366 914,633
Visa, Inc., Class A 71,434 12,766,684

78 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 16,627 317,077
56,417,266
Leisure Products 0.0%
†
Hasbro, Inc. 5,355 386,685
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 12,972 994,433
Illumina, Inc.* 6,154 1,963,311
IQVIA Holdings, Inc.* 7,420 1,058,018
Mettler-Toledo International,
Inc.* 993 714,900
PerkinElmer, Inc. 4,656 421,508
Thermo Fisher Scientific, Inc. 16,709 5,592,168
Waters Corp.* 2,711 506,957
11,251,295
Machinery 1.5%
Caterpillar, Inc. 23,004 2,677,206
Cummins, Inc. 6,242 1,020,567
Deere & Co. 13,198 1,914,502
Dover Corp. 6,080 569,392
Flowserve Corp. 5,435 153,104
Fortive Corp. 12,472 798,208
IDEX Corp. 3,211 493,306
Illinois Tool Works, Inc.(a) 12,156 1,975,350
Ingersoll Rand, Inc.* 14,429 419,595
Otis Worldwide Corp.* 16,901 860,430
PACCAR, Inc. 14,519 1,005,150
Parker-Hannifin Corp. 5,231 827,126
Pentair plc 7,074 244,690
Snap-on, Inc. 2,317 301,882
Stanley Black & Decker, Inc. 6,338 698,448
Westinghouse Air Brake
Technologies Corp.(a) 7,701 434,490
Xylem, Inc. 7,536 541,838
14,935,284
Media 1.3%
Charter Communications, Inc.,
Class A* 6,535 3,236,328
Comcast Corp., Class A 189,455 7,129,192
Discovery, Inc., Class A*(a) 6,660 149,317
Discovery, Inc., Class C* 14,115 288,087
DISH Network Corp., Class A* 10,730 268,411
Fox Corp., Class A 13,906 359,748
Fox Corp., Class B 6,988 178,613
Interpublic Group of Cos., Inc.
(The) 16,523 280,561
News Corp., Class A 15,976 158,322
News Corp., Class B 5,527 56,486
Omnicom Group, Inc.(a) 9,118 520,000
ViacomCBS, Inc. 22,632 390,628
13,015,693
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 60,639 535,442
Newmont Corp. 34,520 2,053,250
Nucor Corp. 12,761 525,626
3,114,318
Multiline Retail 0.5%
Dollar General Corp. 10,572 1,853,272
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 9,918 790,167
Kohl's Corp. 6,670 123,128
Nordstrom, Inc.(a) 4,542 85,299
Target Corp. 21,030 2,307,832
5,159,698
Multi-Utilities 1.0%
Ameren Corp. 10,291 748,670
CenterPoint Energy, Inc. 20,956 356,881
CMS Energy Corp. 11,966 683,139
Consolidated Edison, Inc. 13,601 1,071,759
Dominion Energy, Inc. 34,265 2,642,859
DTE Energy Co. 7,826 811,869
NiSource, Inc. 15,688 393,926
Public Service Enterprise
Group, Inc. 21,194 1,074,748
Sempra Energy 11,646 1,442,357
WEC Energy Group, Inc. 12,957 1,173,256
10,399,464
Oil, Gas & Consumable Fuels 2.8%
Apache Corp. 15,793 206,573
Cabot Oil & Gas Corp. 17,628 381,117
Chevron Corp. 78,796 7,249,232
Concho Resources, Inc. 8,460 479,851
ConocoPhillips 45,559 1,918,034
Devon Energy Corp. 16,286 203,086
Diamondback Energy, Inc. 6,424 279,701
EOG Resources, Inc. 23,987 1,139,622
Exxon Mobil Corp. 176,275 8,191,499
Hess Corp. 10,791 524,874
HollyFrontier Corp. 6,347 209,705
Kinder Morgan, Inc. 81,476 1,240,880
Marathon Oil Corp. 34,065 208,478
Marathon Petroleum Corp. 27,325 876,586
Noble Energy, Inc. 20,011 196,308
Occidental Petroleum Corp.(a) 37,460 621,836
ONEOK, Inc. 17,363 519,675
Phillips 66 18,313 1,339,962
Pioneer Natural Resources
Co. 7,006 625,706
Valero Energy Corp. 16,942 1,073,276
Williams Cos., Inc. (The) 50,982 987,521
28,473,522
Personal Products 0.2%
Coty, Inc., Class A 12,087 65,874
Estee Lauder Cos., Inc. (The),
Class A 9,365 1,651,986
1,717,860
Pharmaceuticals 5.0%
Allergan plc 13,814 2,587,915
Bristol-Myers Squibb Co. 97,758 5,944,664
Eli Lilly & Co. 35,201 5,443,483
Johnson & Johnson 109,715 16,461,639
Merck & Co., Inc. 106,123 8,419,799
Mylan NV* 21,775 365,167
Perrigo Co. plc 5,728 305,302
Pfizer, Inc. 230,659 8,848,079
Zoetis, Inc. 19,776 2,557,234
50,933,282

Nationwide S&P 500 Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Professional Services 0.3%
Equifax, Inc.(a) 4,872 676,721
IHS Markit Ltd. 16,810 1,131,313
Nielsen Holdings plc 13,631 200,785
Robert Half International, Inc. 5,005 236,586
Verisk Analytics, Inc. 6,851 1,047,038
3,292,443
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 13,666 586,681
Road & Rail 1.0%
CSX Corp. 32,296 2,138,964
JB Hunt Transport Services,
Inc. 3,557 359,684
Kansas City Southern 4,203 548,702
Norfolk Southern Corp. 10,808 1,849,249
Old Dominion Freight Line, Inc. 4,023 584,502
Union Pacific Corp. 28,926 4,622,085
10,103,186
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.* 48,531 2,542,539
Analog Devices, Inc. 15,189 1,664,714
Applied Materials, Inc. 38,720 1,923,610
Broadcom, Inc. 16,552 4,495,854
Intel Corp. 181,396 10,880,132
KLA Corp. 6,675 1,095,301
Lam Research Corp. 5,994 1,530,148
Maxim Integrated Products,
Inc. 11,408 627,212
Microchip Technology, Inc.(a) 10,057 882,301
Micron Technology, Inc.* 46,587 2,231,051
NVIDIA Corp. 25,526 7,460,739
Qorvo, Inc.* 4,889 479,269
QUALCOMM, Inc. 47,628 3,746,895
Skyworks Solutions, Inc. 6,949 721,862
Texas Instruments, Inc. 38,983 4,524,757
Xilinx, Inc. 10,163 888,246
45,694,630
Software 8.5%
Adobe, Inc.* 20,200 7,143,528
ANSYS, Inc.* 3,480 911,168
Autodesk, Inc.* 9,250 1,730,953
Cadence Design Systems,
Inc.* 11,778 955,549
Citrix Systems, Inc. 5,158 747,962
Fortinet, Inc.* 5,949 640,945
Intuit, Inc. 10,801 2,914,218
Microsoft Corp. 318,201 57,024,801
NortonLifeLock, Inc. 24,044 511,416
Oracle Corp. 90,314 4,783,933
Paycom Software, Inc.* 2,063 538,484
salesforce.com, Inc.* 37,014 5,994,417
ServiceNow, Inc.* 7,837 2,755,019
Synopsys, Inc.* 6,313 991,899
87,644,292
Specialty Retail 2.2%
Advance Auto Parts, Inc. 2,915 352,453
AutoZone, Inc.* 1,003 1,023,381
Best Buy Co., Inc. 9,583 735,304
CarMax, Inc.* 6,939 511,057
Common Stocks
Shares Value ($)
Specialty Retail
Gap, Inc. (The) 9,174 74,493
Home Depot, Inc. (The) 45,454 9,992,153
L Brands, Inc. 9,730 115,690
Lowe's Cos., Inc. 31,926 3,344,248
O'Reilly Automotive, Inc.* 3,121 1,205,767
Ross Stores, Inc. 15,004 1,370,765
Tiffany & Co. 4,536 573,804
TJX Cos., Inc. (The) 50,366 2,470,452
Tractor Supply Co. 5,058 513,033
Ulta Beauty, Inc.* 2,405 524,098
22,806,698
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc. 174,158 51,167,620
Hewlett Packard Enterprise
Co. 54,726 550,544
HP, Inc. 62,116 963,419
NetApp, Inc. 9,604 420,367
Seagate Technology plc 9,729 485,964
Western Digital Corp. 12,334 568,351
Xerox Holdings Corp. 8,087 147,911
54,304,176
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.* 6,538 99,705
Hanesbrands, Inc. 15,022 149,319
NIKE, Inc., Class B 51,933 4,527,519
PVH Corp. 3,105 152,859
Ralph Lauren Corp. 2,166 159,807
Tapestry, Inc. 10,715 159,439
Under Armour, Inc., Class A* 7,994 83,297
Under Armour, Inc., Class C* 8,313 77,062
VF Corp. 13,697 795,796
6,204,803
Tobacco 0.8%
Altria Group, Inc.(a) 77,850 3,055,612
Philip Morris International, Inc. 64,878 4,839,899
7,895,511
Trading Companies & Distributors 0.2%
Fastenal Co. 24,198 876,452
United Rentals, Inc.* 2,993 384,600
WW Grainger, Inc. 1,853 510,650
1,771,702
Water Utilities 0.1%
American Water Works Co.,
Inc. 7,545 918,151
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.* 15,923 1,398,039
Total Common Stocks
(cost $850,617,725) 1,006,835,896

80 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 2,032,894 2,032,894
Total Short-Term Investment
(cost $2,032,894) 2,032,894
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $226,402,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $231,461.
(c)(d) 226,401 226,401
Total Repurchase Agreement
(cost $226,401) 226,401
Total Investments
(cost $852,877,020) — 98.1% 1,009,095,191
Other assets in excess of liabilities — 1.9% 19,753,665
NET ASSETS — 100.0%
$ 1,028,848,856
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $5,413,017, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $2,032,894 and $226,401, respectively, and
by $3,580,343 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $5,839,638.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $2,259,295.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 162 6/2020 USD 23,509,440 2,744,458
2,744,458
At April 30, 2020, the Fund had $1,927,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 81
Common Stocks 94.8%
Shares Value ($)
Aerospace & Defense 1.3%
AAR Corp. 4,047 79,240
Aerojet Rocketdyne Holdings,
Inc.* 8,504 349,855
AeroVironment, Inc.*(a) 2,477 149,264
Astronics Corp.* 2,726 24,480
Axon Enterprise, Inc.* 6,790 493,701
Cubic Corp.(a) 3,604 137,709
Ducommun, Inc.* 1,304 36,825
Kratos Defense & Security
Solutions, Inc.* 10,490 157,560
Maxar Technologies, Inc. 7,221 91,057
Mercury Systems, Inc.*(a) 6,315 563,045
Moog, Inc., Class A 3,611 178,672
National Presto Industries, Inc. 608 49,436
Park Aerospace Corp. 2,366 31,491
Parsons Corp.* 2,175 81,345
Triumph Group, Inc. 5,987 42,148
Vectrus, Inc.* 1,374 71,462
2,537,290
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.*(a) 6,795 137,531
Atlas Air Worldwide Holdings,
Inc.* 2,684 88,169
Echo Global Logistics, Inc.* 3,095 54,255
Forward Air Corp.(a) 3,282 169,351
Hub Group, Inc., Class A* 3,762 180,990
Radiant Logistics, Inc.* 4,820 20,630
650,926
Airlines 0.3%
Allegiant Travel Co.(a) 1,513 118,740
Hawaiian Holdings, Inc. 5,109 73,570
Mesa Air Group, Inc.* 2,588 11,762
SkyWest, Inc. 5,651 174,898
Spirit Airlines, Inc.*(a) 8,126 122,053
501,023
Auto Components 0.9%
Adient plc* 10,417 156,047
American Axle &
Manufacturing Holdings,
Inc.*(a) 13,480 58,234
Cooper Tire & Rubber Co. 5,853 124,025
Cooper-Standard Holdings,
Inc.* 2,091 26,869
Dana, Inc. 17,210 197,915
Dorman Products, Inc.* 3,113 196,368
Fox Factory Holding Corp.* 4,380 223,424
Gentherm, Inc.* 3,832 143,470
LCI Industries 2,839 246,198
Modine Manufacturing Co.* 6,058 28,048
Motorcar Parts of America,
Inc.*(a) 2,277 32,402
Standard Motor Products, Inc. 2,426 98,714
Stoneridge, Inc.* 3,077 61,632
Tenneco, Inc., Class A* 6,246 32,417
Visteon Corp.* 3,223 194,347
1,820,110
Common Stocks
Shares Value ($)
Automobiles 0.1%
Winnebago Industries, Inc. 3,671 162,882
Banks 8.3%
1st Constitution Bancorp 999 12,687
1st Source Corp. 1,643 57,061
ACNB Corp. 837 23,403
Allegiance Bancshares, Inc.(a) 2,263 56,756
Amalgamated Bank, Class A 1,683 18,008
Amerant Bancorp, Inc.* 2,422 32,745
American National
Bankshares, Inc. 1,185 31,699
Ameris Bancorp 7,064 179,638
Ames National Corp. 1,079 22,875
Arrow Financial Corp. 1,534 43,719
Atlantic Capital Bancshares,
Inc.* 2,553 32,040
Atlantic Union Bankshares
Corp.(a) 9,299 221,967
Banc of California, Inc.(a) 5,275 54,965
BancFirst Corp. 2,225 85,685
Bancorp, Inc. (The)* 6,189 43,137
BancorpSouth Bank 11,580 253,486
Bank First Corp. 703 36,008
Bank of Commerce Holdings 2,281 17,541
Bank of Marin Bancorp 1,519 50,066
Bank of NT Butterfield & Son
Ltd. (The) 6,164 135,670
Bank of Princeton (The) 675 14,175
Bank7 Corp. 499 4,990
BankFinancial Corp. 1,732 14,324
Bankwell Financial Group, Inc. 876 13,359
Banner Corp. 3,987 153,220
Bar Harbor Bankshares 1,861 34,205
Baycom Corp.* 1,117 13,773
BCB Bancorp, Inc. 1,663 16,830
Berkshire Hills Bancorp, Inc. 5,374 91,573
Boston Private Financial
Holdings, Inc. 9,533 72,451
Bridge Bancorp, Inc. 1,995 41,277
Brookline Bancorp, Inc. 9,129 93,207
Bryn Mawr Bank Corp. 2,190 63,762
Business First Bancshares,
Inc. 1,612 22,536
Byline Bancorp, Inc. 2,862 35,260
C&F Financial Corp. 362 12,873
Cadence Bancorp 14,601 96,659
Cambridge Bancorp 532 29,675
Camden National Corp. 1,732 56,723
Capital Bancorp, Inc.* 850 9,231
Capital City Bank Group, Inc. 1,648 36,322
Capstar Financial Holdings,
Inc. 1,777 20,276
Carolina Financial Corp. 2,460 83,222
Carter Bank & Trust 2,792 26,468
Cathay General Bancorp 8,889 248,181
CBTX, Inc. 2,089 37,727
CenterState Bank Corp. 14,035 244,069
Central Pacific Financial Corp. 3,178 55,583
Central Valley Community
Bancorp 1,479 21,638

82 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Century Bancorp, Inc., Class A 297 22,183
Chemung Financial Corp. 476 11,662
Citizens & Northern Corp. 1,354 24,210
City Holding Co. 1,852 125,177
Civista Bancshares, Inc. 1,956 29,985
CNB Financial Corp. 1,764 31,293
Coastal Financial Corp.* 786 10,320
Codorus Valley Bancorp, Inc. 1,055 14,823
Colony Bankcorp, Inc. 833 10,496
Columbia Banking System,
Inc.(a) 8,392 226,500
Community Bank System, Inc.
(a) 5,919 369,878
Community Bankers Trust
Corp. 2,576 14,400
Community Financial Corp.
(The) 537 12,458
Community Trust Bancorp, Inc. 1,748 59,257
ConnectOne Bancorp, Inc. 3,682 55,009
CrossFirst Bankshares, Inc.* 5,515 53,330
Customers Bancorp, Inc.* 3,522 44,941
CVB Financial Corp.(a) 15,545 323,103
Dime Community Bancshares,
Inc. 3,500 57,505
Eagle Bancorp, Inc.(a) 3,718 130,427
Enterprise Bancorp, Inc. 1,039 25,092
Enterprise Financial Services
Corp. 2,791 85,795
Equity Bancshares, Inc., Class
A* 1,607 30,115
Esquire Financial Holdings,
Inc.* 786 12,906
Evans Bancorp, Inc. 485 13,468
Farmers & Merchants
Bancorp, Inc. 1,277 30,648
Farmers National Banc Corp. 2,985 36,984
FB Financial Corp. 1,896 42,357
Fidelity D&D Bancorp, Inc. 363 14,005
Financial Institutions, Inc. 1,845 35,701
First Bancorp, Inc. (The) 1,080 23,652
First Bancorp/NC 3,398 90,353
First Bancorp/PR 24,605 143,447
First Bancshares, Inc. (The) 2,029 40,418
First Bank 2,037 16,133
First Busey Corp. 6,036 111,183
First Business Financial
Services, Inc. 898 15,428
First Capital, Inc. 393 19,591
First Choice Bancorp 1,096 16,681
First Commonwealth Financial
Corp. 11,392 108,452
First Community Bankshares,
Inc. 2,084 49,120
First Financial Bancorp 11,347 174,517
First Financial Bankshares,
Inc.(a) 15,102 420,591
First Financial Corp. 1,555 55,234
First Financial Northwest, Inc. 1,086 10,665
First Foundation, Inc. 4,440 61,094
Common Stocks
Shares Value ($)
Banks
First Guaranty Bancshares,
Inc. 499 6,741
First Internet Bancorp 1,240 19,468
First Interstate BancSystem,
Inc., Class A 4,493 151,863
First Merchants Corp. 6,263 177,306
First Mid Bancshares, Inc. 1,804 48,167
First Midwest Bancorp, Inc. 12,563 185,681
First Northwest Bancorp 1,130 13,164
First of Long Island Corp.
(The) 2,775 43,817
Flushing Financial Corp. 3,298 41,192
FNCB Bancorp, Inc. 2,079 12,890
Franklin Financial Network,
Inc.(a) 1,559 36,979
Franklin Financial Services
Corp. 489 14,132
Fulton Financial Corp. 18,679 218,358
FVCBankcorp, Inc.* 1,453 16,724
German American Bancorp,
Inc.(a) 2,946 87,585
Glacier Bancorp, Inc. 10,113 385,103
Great Southern Bancorp, Inc. 1,191 50,701
Great Western Bancorp, Inc. 6,671 125,415
Guaranty Bancshares, Inc. 1,011 27,267
Hancock Whitney Corp. 10,095 211,086
Hanmi Financial Corp. 3,697 44,623
HarborOne Bancorp, Inc.* 3,093 24,806
Hawthorn Bancshares, Inc. 666 12,121
HBT Financial, Inc. 1,085 12,640
Heartland Financial USA, Inc. 3,992 135,608
Heritage Commerce Corp. 6,529 57,978
Heritage Financial Corp. 3,987 79,939
Hilltop Holdings, Inc. 8,034 155,056
Home BancShares, Inc. 18,064 276,921
HomeTrust Bancshares, Inc. 1,746 26,836
Hope Bancorp, Inc. 13,860 137,907
Horizon Bancorp, Inc. 4,216 47,978
Howard Bancorp, Inc.* 1,385 15,470
IBERIABANK Corp. 6,076 251,911
Independent Bank Corp. 6,259 316,946
Independent Bank Group, Inc.
(a) 4,079 123,634
International Bancshares
Corp.(a) 6,421 186,145
Investar Holding Corp. 1,235 15,499
Investors Bancorp, Inc. 26,462 246,361
Lakeland Bancorp, Inc. 5,643 63,145
Lakeland Financial Corp. 2,816 119,201
LCNB Corp. 1,281 18,370
Level One Bancorp, Inc. 716 12,967
Live Oak Bancshares, Inc.(a) 3,112 43,412
Macatawa Bank Corp. 2,917 22,403
Mackinac Financial Corp. 1,033 10,661
MainStreet Bancshares, Inc.* 848 12,737
Malvern Bancorp, Inc.* 969 12,742
Mercantile Bank Corp. 1,798 42,433
Metrocity Bankshares, Inc. 1,885 19,953
Metropolitan Bank Holding
Corp.* 875 21,954

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Banks
Mid Penn Bancorp, Inc. 696 13,642
Midland States Bancorp, Inc. 2,474 40,128
MidWestOne Financial Group,
Inc. 1,298 27,089
MVB Financial Corp. 1,134 15,570
National Bank Holdings Corp.,
Class A 3,369 89,548
National Bankshares, Inc. 725 21,735
NBT Bancorp, Inc.(a) 4,979 164,954
Nicolet Bankshares, Inc.* 1,116 61,402
Northeast Bank 1,065 17,839
Northrim Bancorp, Inc. 822 19,276
Norwood Financial Corp. 698 16,490
Oak Valley Bancorp 856 11,179
OFG Bancorp 5,998 75,455
Ohio Valley Banc Corp. 432 10,886
Old National Bancorp(a) 19,683 278,908
Old Second Bancorp, Inc. 3,478 28,624
Opus Bank 2,479 47,646
Origin Bancorp, Inc. 2,150 47,924
Orrstown Financial Services,
Inc. 1,271 19,573
Pacific Mercantile Bancorp* 2,330 9,343
Pacific Premier Bancorp, Inc.
(a) 6,662 142,234
Park National Corp. 1,545 123,569
Parke Bancorp, Inc. 1,225 17,260
PCB Bancorp 1,516 14,220
Peapack-Gladstone Financial
Corp. 2,027 38,249
Penns Woods Bancorp, Inc. 752 17,221
Peoples Bancorp of North
Carolina, Inc. 473 8,230
Peoples Bancorp, Inc. 2,075 50,443
Peoples Financial Services
Corp. 798 29,534
People's Utah Bancorp 1,955 41,993
Preferred Bank(a) 1,668 63,634
Premier Financial Bancorp,
Inc. 1,744 22,672
QCR Holdings, Inc. 1,661 51,126
RBB Bancorp 2,022 26,124
Red River Bancshares, Inc. 586 22,438
Reliant Bancorp, Inc. 1,428 20,792
Renasant Corp. 6,479 169,944
Republic Bancorp, Inc., Class
A 1,189 39,629
Republic First Bancorp, Inc.* 5,020 13,203
Richmond Mutual Bancorp,
Inc.* 1,645 17,569
S&T Bancorp, Inc.(a) 4,379 116,963
Sandy Spring Bancorp, Inc. 3,938 100,419
SB One Bancorp 1,005 18,522
Seacoast Banking Corp. of
Florida* 5,864 131,764
Select Bancorp, Inc.* 2,077 17,031
ServisFirst Bancshares, Inc. 5,476 194,508
Shore Bancshares, Inc. 1,507 16,728
Sierra Bancorp 1,721 34,936
Common Stocks
Shares Value ($)
Banks
Simmons First National Corp.,
Class A(a) 11,026 206,186
SmartFinancial, Inc. 1,611 23,295
South Plains Financial, Inc. 1,207 15,003
South State Corp. 3,896 225,345
Southern First Bancshares,
Inc.* 792 23,095
Southern National Bancorp of
Virginia, Inc. 2,292 23,080
Southside Bancshares, Inc. 3,733 113,521
Spirit of Texas Bancshares,
Inc.* 1,456 16,729
Stock Yards Bancorp, Inc.(a) 2,300 75,992
Summit Financial Group, Inc. 1,208 21,333
Tompkins Financial Corp. 1,698 114,632
Towne Bank 7,759 156,732
TriCo Bancshares 3,068 92,408
TriState Capital Holdings, Inc.* 2,989 42,504
Triumph Bancorp, Inc.* 2,740 75,925
Trustmark Corp. 7,440 197,978
UMB Financial Corp. 5,159 262,284
Union Bankshares, Inc. 358 8,603
United Bankshares, Inc. 11,361 340,376
United Community Banks, Inc. 9,304 196,733
United Security Bancshares 1,817 12,101
Unity Bancorp, Inc. 806 11,574
Univest Financial Corp. 3,254 57,596
Valley National Bancorp 45,131 377,295
Veritex Holdings, Inc. 5,655 99,302
Washington Trust Bancorp,
Inc. 1,810 63,368
WesBanco, Inc. 7,542 186,137
West Bancorp, Inc. 1,773 32,978
Westamerica Bancorp(a) 3,035 191,205
16,666,804
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A* 973 453,914
Celsius Holdings, Inc.* 3,263 16,380
Coca-Cola Consolidated, Inc. 544 128,096
Craft Brew Alliance, Inc.*(a) 1,485 22,424
MGP Ingredients, Inc.(a) 1,442 54,407
National Beverage Corp.*(a) 1,380 69,317
New Age Beverages Corp.*(a) 9,083 12,807
757,345
Biotechnology 9.0%
Abeona Therapeutics, Inc.* 4,156 9,891
ACADIA Pharmaceuticals,
Inc.* 13,102 632,958
Acceleron Pharma, Inc.* 5,242 474,558
Acorda Therapeutics, Inc.* 5,346 5,146
Adamas Pharmaceuticals,
Inc.* 2,647 8,550
ADMA Biologics, Inc.* 6,948 20,497
Aduro Biotech, Inc.* 7,446 20,588
Adverum Biotechnologies,
Inc.*(a) 6,663 78,957
Aeglea BioTherapeutics, Inc.* 3,248 25,237
Affimed NV* 7,535 16,502

84 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Agenus, Inc.*(a) 13,157 35,063
AgeX Therapeutics, Inc.* 3,023 2,552
Aimmune Therapeutics, Inc.* 5,254 89,948
Akcea Therapeutics, Inc.*(a) 1,608 27,432
Akebia Therapeutics, Inc.* 13,722 111,148
Akero Therapeutics, Inc.* 598 12,199
Albireo Pharma, Inc.* 1,292 29,018
Aldeyra Therapeutics, Inc.* 2,521 7,941
Alector, Inc.* 3,799 93,911
Allakos, Inc.*(a) 2,251 148,026
Allogene Therapeutics, Inc.* 4,551 131,524
AMAG Pharmaceuticals,
Inc.*(a) 4,145 33,284
Amicus Therapeutics, Inc.* 29,781 351,714
AnaptysBio, Inc.* 3,095 48,344
Anavex Life Sciences Corp.* 5,332 18,449
Anika Therapeutics, Inc.* 1,645 54,663
Apellis Pharmaceuticals, Inc.* 6,701 229,643
Applied Therapeutics, Inc.* 764 27,313
Aprea Therapeutics, Inc.* 770 24,478
Arcus Biosciences, Inc.* 3,750 99,037
Arcutis Biotherapeutics, Inc.* 1,211 35,991
Ardelyx, Inc.* 5,860 38,559
Arena Pharmaceuticals, Inc.* 5,878 287,846
Arrowhead Pharmaceuticals,
Inc.* 11,652 401,178
Assembly Biosciences, Inc.* 2,874 50,324
Atara Biotherapeutics, Inc.* 5,983 49,599
Athenex, Inc.*(a) 8,047 71,940
Athersys, Inc.*(a) 16,904 38,879
Atreca, Inc., Class A* 2,006 30,652
Avid Bioservices, Inc.* 6,428 39,211
Avrobio, Inc.* 2,589 33,320
Beam Therapeutics, Inc.* 1,430 22,808
Beyondspring, Inc.*(a) 1,328 19,057
BioCryst Pharmaceuticals,
Inc.* 17,668 69,082
Biohaven Pharmaceutical
Holding Co. Ltd.* 4,980 234,558
BioSpecifics Technologies
Corp.* 765 43,536
Bioxcel Therapeutics, Inc.*(a) 734 27,158
Black Diamond Therapeutics,
Inc.* 1,405 52,041
Blueprint Medicines Corp.* 6,232 366,629
Bridgebio Pharma, Inc.*(a) 8,719 266,191
Cabaletta Bio, Inc.* 778 5,640
Calithera Biosciences, Inc.* 5,339 32,728
Calyxt, Inc.* 1,119 4,879
CareDx, Inc.* 4,849 123,068
CASI Pharmaceuticals, Inc.*(a) 7,158 13,314
Castle Biosciences, Inc.* 1,103 34,116
Catalyst Pharmaceuticals,
Inc.* 10,934 51,827
Celcuity, Inc.* 842 5,060
Cellular Biomedicine Group,
Inc.* 1,523 22,083
CEL-SCI Corp.*(a) 3,294 57,974
Checkpoint Therapeutics, Inc.* 2,798 4,924
ChemoCentryx, Inc.* 4,844 256,780
Common Stocks
Shares Value ($)
Biotechnology
Chimerix, Inc.* 6,687 15,380
Clovis Oncology, Inc.*(a) 6,191 47,114
Coherus Biosciences, Inc.* 7,325 121,595
Concert Pharmaceuticals, Inc.* 2,551 25,459
Constellation Pharmaceuticals,
Inc.* 2,200 79,156
Corbus Pharmaceuticals
Holdings, Inc.*(a) 7,472 48,419
Cortexyme, Inc.*(a) 1,351 61,633
Crinetics Pharmaceuticals,
Inc.* 1,386 23,118
Cue Biopharma, Inc.* 2,546 65,127
Cyclerion Therapeutics,
Inc.*(a) 2,958 11,447
Cytokinetics, Inc.*(a) 6,432 97,188
CytomX Therapeutics, Inc.* 5,894 60,826
Deciphera Pharmaceuticals,
Inc.* 2,258 130,919
Denali Therapeutics, Inc.* 6,068 132,646
Dicerna Pharmaceuticals, Inc.* 6,141 120,978
Dynavax Technologies
Corp.*(a) 9,665 41,076
Eagle Pharmaceuticals, Inc.* 1,028 52,407
Editas Medicine, Inc.*(a) 5,847 135,183
Eidos Therapeutics, Inc.*(a) 1,291 59,954
Eiger BioPharmaceuticals,
Inc.* 2,934 21,829
Emergent BioSolutions, Inc.* 5,311 392,748
Enanta Pharmaceuticals, Inc.* 2,215 102,710
Epizyme, Inc.* 9,248 152,222
Esperion Therapeutics, Inc.*(a) 2,929 115,988
Evelo Biosciences, Inc.*(a) 1,529 8,471
Fate Therapeutics, Inc.* 7,232 198,012
FibroGen, Inc.* 9,257 341,491
Five Prime Therapeutics, Inc.* 3,985 13,071
Flexion Therapeutics, Inc.* 4,059 43,188
Frequency Therapeutics,
Inc.*(a) 676 10,755
G1 Therapeutics, Inc.* 3,972 52,152
Galectin Therapeutics, Inc.*(a) 4,008 9,960
Geron Corp.* 21,758 25,892
Global Blood Therapeutics,
Inc.*(a) 6,743 515,974
GlycoMimetics, Inc.* 4,082 11,389
Gossamer Bio, Inc.* 5,382 70,074
Gritstone Oncology, Inc.* 3,112 21,815
Halozyme Therapeutics, Inc.* 15,653 354,619
Harpoon Therapeutics, Inc.* 680 8,568
Heron Therapeutics, Inc.* 9,976 142,258
Homology Medicines, Inc.* 3,054 36,862
Hookipa Pharma, Inc.* 1,160 10,278
IGM Biosciences, Inc.* 591 32,369
ImmunoGen, Inc.* 17,308 70,617
Immunomedics, Inc.* 22,155 673,069
Inovio Pharmaceuticals,
Inc.*(a) 11,534 138,754
Insmed, Inc.*(a) 10,364 238,372
Intellia Therapeutics, Inc.*(a) 4,588 61,800
Intercept Pharmaceuticals,
Inc.*(a) 2,914 238,715

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Biotechnology
Invitae Corp.*(a) 10,267 169,919
Iovance Biotherapeutics, Inc.* 13,731 441,452
Ironwood Pharmaceuticals,
Inc.* 18,547 185,470
Jounce Therapeutics, Inc.* 2,080 10,192
Kadmon Holdings, Inc.*(a) 18,669 80,277
KalVista Pharmaceuticals,
Inc.* 1,462 15,950
Karuna Therapeutics, Inc.*(a) 1,222 101,524
Karyopharm Therapeutics,
Inc.* 6,935 152,917
Kezar Life Sciences, Inc.* 1,962 9,221
Kindred Biosciences, Inc.* 4,813 24,161
Kiniksa Pharmaceuticals Ltd.,
Class A* 1,748 34,873
Kodiak Sciences, Inc.*(a) 3,265 178,106
Krystal Biotech, Inc.*(a) 1,317 62,149
Kura Oncology, Inc.* 4,355 63,365
La Jolla Pharmaceutical Co.* 2,654 19,268
Lexicon Pharmaceuticals,
Inc.*(a) 4,969 9,391
Ligand Pharmaceuticals,
Inc.*(a) 2,041 201,181
Lineage Cell Therapeutics,
Inc.* 14,473 12,302
LogicBio Therapeutics, Inc.* 1,264 7,230
MacroGenics, Inc.* 6,006 43,243
Madrigal Pharmaceuticals,
Inc.*(a) 1,050 87,864
Magenta Therapeutics, Inc.* 2,446 19,935
MannKind Corp.* 23,522 30,579
Marker Therapeutics, Inc.* 3,396 9,356
MediciNova, Inc.*(a) 5,388 27,748
MEI Pharma, Inc.* 8,443 22,881
MeiraGTx Holdings plc* 1,963 27,031
Mersana Therapeutics, Inc.* 4,489 40,536
Millendo Therapeutics, Inc.* 1,156 1,931
Minerva Neurosciences, Inc.* 3,672 32,938
Mirati Therapeutics, Inc.* 3,461 294,323
Molecular Templates, Inc.* 2,118 34,375
Momenta Pharmaceuticals,
Inc.* 13,204 418,567
Morphic Holding, Inc.* 1,247 16,972
Mustang Bio, Inc.* 3,607 9,955
Myriad Genetics, Inc.* 8,531 131,889
Natera, Inc.* 7,398 274,022
Neon Therapeutics, Inc.*(a) 1,615 4,667
NextCure, Inc.* 1,671 54,174
Novavax, Inc.*(a) 2,999 54,372
Oncocyte Corp.* 2,642 7,133
OPKO Health, Inc.*(a) 42,866 95,163
Organogenesis Holdings, Inc.* 1,269 4,708
Oyster Point Pharma, Inc.* 672 19,757
Palatin Technologies, Inc.* 24,674 11,955
PDL BioPharma, Inc.* 12,622 42,789
Pfenex, Inc.* 3,462 19,907
PhaseBio Pharmaceuticals,
Inc.* 1,706 6,585
Pieris Pharmaceuticals, Inc.* 5,940 15,741
PolarityTE, Inc.*(a) 1,405 1,447
Common Stocks
Shares Value ($)
Biotechnology
Portola Pharmaceuticals,
Inc.*(a) 9,042 64,017
Precigen, Inc.*(a) 8,918 32,105
Precision BioSciences, Inc.* 4,264 29,336
Prevail Therapeutics, Inc.* 929 13,424
Principia Biopharma, Inc.* 2,184 135,801
Progenics Pharmaceuticals,
Inc.* 10,953 43,155
Protagonist Therapeutics, Inc.* 1,888 12,744
Prothena Corp. plc* 4,498 50,468
PTC Therapeutics, Inc.* 7,031 358,019
Puma Biotechnology, Inc.*(a) 3,929 39,486
Radius Health, Inc.* 5,242 82,247
REGENXBIO, Inc.* 3,946 157,130
Replimune Group, Inc.* 1,448 26,194
Retrophin, Inc.* 4,759 72,432
REVOLUTION Medicines,
Inc.*(a) 1,644 51,408
Rhythm Pharmaceuticals, Inc.* 3,496 65,865
Rigel Pharmaceuticals, Inc.* 20,117 36,009
Rocket Pharmaceuticals, Inc.* 3,735 55,278
Rubius Therapeutics, Inc.*(a) 3,960 23,958
Sangamo Therapeutics, Inc.* 13,441 109,544
Savara, Inc.*(a) 3,481 8,389
Scholar Rock Holding Corp.* 2,052 33,714
Seres Therapeutics, Inc.* 4,820 17,738
Solid Biosciences, Inc.* 1,819 4,220
Sorrento Therapeutics, Inc.*(a) 14,728 33,433
Spectrum Pharmaceuticals,
Inc.* 12,861 37,297
Spero Therapeutics, Inc.* 1,377 17,116
SpringWorks Therapeutics,
Inc.* 1,239 37,492
Stemline Therapeutics, Inc.* 5,638 29,487
Stoke Therapeutics, Inc.* 1,980 41,639
Sutro Biopharma, Inc.* 1,391 13,701
Syndax Pharmaceuticals, Inc.* 2,516 45,288
Synlogic, Inc.* 2,218 4,613
Syros Pharmaceuticals, Inc.* 4,342 36,603
TCR2 Therapeutics, Inc.* 1,581 15,083
TG Therapeutics, Inc.*(a) 9,899 116,412
Tocagen, Inc.* 2,540 2,972
Translate Bio, Inc.*(a) 3,605 46,288
Turning Point Therapeutics,
Inc.*(a) 3,287 169,313
Twist Bioscience Corp.* 3,044 99,569
Tyme Technologies, Inc.*(a) 8,042 13,028
Ultragenyx Pharmaceutical,
Inc.* 6,360 384,335
UNITY Biotechnology, Inc.* 3,349 21,735
UroGen Pharma Ltd.*(a) 2,352 52,238
Vanda Pharmaceuticals, Inc.* 6,140 70,610
VBI Vaccines, Inc.* 10,485 12,792
Veracyte, Inc.* 5,600 151,032
Vericel Corp.* 5,100 73,950
Viela Bio, Inc.* 652 26,491
Viking Therapeutics, Inc.*(a) 8,177 47,100
Vir Biotechnology, Inc.* 861 26,269
Voyager Therapeutics, Inc.* 3,041 32,873
X4 Pharmaceuticals, Inc.* 1,470 13,686

86 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
XBiotech, Inc.* 1,527 24,157
Xencor, Inc.*(a) 5,507 160,970
Y-mAbs Therapeutics, Inc.* 2,554 85,763
ZIOPHARM Oncology, Inc.*(a) 18,717 52,408
18,263,085
Building Products 1.5%
AAON, Inc.(a) 4,780 227,719
Advanced Drainage Systems,
Inc. 4,989 202,254
American Woodmark Corp.* 1,950 100,249
Apogee Enterprises, Inc. 3,029 61,913
Armstrong Flooring, Inc.* 2,219 4,660
Builders FirstSource, Inc.* 13,255 243,229
Caesarstone Ltd. 2,797 27,439
Cornerstone Building Brands,
Inc.* 5,786 30,839
CSW Industrials, Inc. 1,730 114,595
Gibraltar Industries, Inc.* 3,757 173,949
Griffon Corp. 4,294 70,465
Insteel Industries, Inc. 2,238 39,322
JELD-WEN Holding, Inc.* 7,633 96,939
Masonite International Corp.* 2,841 167,846
Patrick Industries, Inc. 2,669 110,016
PGT Innovations, Inc.* 6,797 70,281
Quanex Building Products
Corp. 4,091 51,015
Simpson Manufacturing Co.,
Inc.(a) 5,215 376,002
Trex Co., Inc.* 6,841 651,400
Universal Forest Products, Inc. 6,932 285,044
3,105,176
Capital Markets 1.5%
Ares Management Corp. 8,323 279,237
Artisan Partners Asset
Management, Inc., Class A 5,825 171,488
Assetmark Financial Holdings,
Inc.* 1,725 41,383
Associated Capital Group,
Inc., Class A 274 10,486
B. Riley Financial, Inc. 2,304 45,827
Blucora, Inc.* 5,674 79,833
Brightsphere Investment
Group, Inc. 8,107 60,073
Calamos Asset Management,
Inc.*∞ 5,293 0
Cohen & Steers, Inc. 2,651 153,069
Cowen, Inc., Class A 3,365 36,847
Diamond Hill Investment
Group, Inc. 345 37,798
Donnelley Financial Solutions,
Inc.* 3,308 24,082
Federated Hermes, Inc., Class
B 11,225 255,593
Focus Financial Partners, Inc.,
Class A* 3,545 84,584
GAIN Capital Holdings, Inc.(a) 2,761 18,057
GAMCO Investors, Inc., Class
A 668 8,644
Greenhill & Co., Inc. 2,012 21,468
Common Stocks
Shares Value ($)
Capital Markets
Hamilton Lane, Inc., Class A 2,591 168,026
Houlihan Lokey, Inc. 4,930 292,743
INTL. FCStone, Inc.* 1,855 74,126
Moelis & Co., Class A 5,527 165,091
Oppenheimer Holdings, Inc.,
Class A 1,187 24,428
Piper Sandler Cos. 1,589 85,663
PJT Partners, Inc., Class A 2,627 127,777
Pzena Investment
Management, Inc., Class A 2,448 12,044
Safeguard Scientifics, Inc. 2,079 14,740
Sculptor Capital Management,
Inc. 2,125 31,153
Siebert Financial Corp.*(a) 976 5,563
Silvercrest Asset Management
Group, Inc., Class A 1,063 10,821
Stifel Financial Corp. 7,737 342,594
Value Line, Inc. 100 3,098
Virtus Investment Partners,
Inc. 781 63,472
Waddell & Reed Financial,
Inc., Class A(a) 7,858 114,334
Westwood Holdings Group,
Inc. 984 22,662
WisdomTree Investments, Inc. 14,803 47,962
2,934,766
Chemicals 1.6%
Advanced Emissions
Solutions, Inc.(a) 2,069 15,373
AdvanSix, Inc.* 3,153 38,404
American Vanguard Corp. 3,482 43,769
Amyris, Inc.* 4,876 13,165
Balchem Corp. 3,748 334,472
Chase Corp. 862 81,252
Ferro Corp.* 9,632 96,031
Flotek Industries, Inc.* 6,373 5,719
FutureFuel Corp. 3,158 32,780
GCP Applied Technologies,
Inc.* 6,267 107,291
Hawkins, Inc. 1,189 44,504
HB Fuller Co. 5,928 218,091
Ingevity Corp.* 4,883 253,525
Innospec, Inc. 2,830 205,232
Intrepid Potash, Inc.* 11,576 11,149
Koppers Holdings, Inc.* 2,269 35,760
Kraton Corp.* 3,662 57,164
Kronos Worldwide, Inc. 2,751 26,107
Livent Corp.*(a) 17,320 107,384
LSB Industries, Inc.* 3,124 6,217
Marrone Bio Innovations, Inc.* 7,658 5,592
Minerals Technologies, Inc. 4,012 176,689
Orion Engineered Carbons SA 7,136 65,009
PolyOne Corp. 10,673 248,574
PQ Group Holdings, Inc.* 4,300 50,396
Quaker Chemical Corp.(a) 1,527 232,287
Rayonier Advanced Materials,
Inc. 6,217 11,066
Sensient Technologies Corp. 4,932 235,700
Stepan Co. 2,378 226,861

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Chemicals
Trecora Resources* 2,828 16,685
Tredegar Corp. 3,130 51,582
Trinseo SA 4,683 95,767
Tronox Holdings plc, Class A 10,826 73,833
Valhi, Inc. 3,274 2,883
3,226,313
Commercial Services & Supplies 2.4%
ABM Industries, Inc. 7,751 267,332
ACCO Brands Corp. 10,930 80,882
Advanced Disposal Services,
Inc.* 8,459 272,803
Brady Corp., Class A 5,622 244,782
BrightView Holdings, Inc.* 3,403 43,626
Brink's Co. (The) 5,811 297,058
Casella Waste Systems, Inc.,
Class A* 5,322 246,834
CECO Environmental Corp.* 3,740 20,271
Charah Solutions, Inc.* 1,687 2,716
Cimpress plc*(a) 2,178 158,537
Covanta Holding Corp.(a) 13,736 106,866
Deluxe Corp. 4,898 137,977
Ennis, Inc. 2,840 52,852
Harsco Corp.* 9,417 93,982
Healthcare Services Group,
Inc.(a) 8,658 220,692
Heritage-Crystal Clean, Inc.* 1,824 33,470
Herman Miller, Inc. 6,737 151,852
HNI Corp. 4,987 121,384
Interface, Inc. 6,698 61,890
Kimball International, Inc.,
Class B 3,975 48,773
Knoll, Inc. 5,940 69,260
Matthews International Corp.,
Class A 3,465 82,952
McGrath RentCorp 2,860 156,013
Mobile Mini, Inc. 5,015 143,279
MSA Safety, Inc. 4,110 462,498
NL Industries, Inc. 865 2,898
PICO Holdings, Inc.*(a) 2,236 19,140
Pitney Bowes, Inc. 19,352 68,313
Quad/Graphics, Inc. 3,834 14,262
RR Donnelley & Sons Co. 9,263 15,840
SP Plus Corp.* 2,744 57,871
Steelcase, Inc., Class A 10,039 109,927
Team, Inc.* 3,600 22,212
Tetra Tech, Inc. 6,353 478,254
UniFirst Corp. 1,762 296,280
US Ecology, Inc.(a) 2,791 91,489
Viad Corp. 2,386 57,192
VSE Corp. 1,035 19,893
4,832,152
Communications Equipment 1.3%
Acacia Communications, Inc.* 4,414 298,784
ADTRAN, Inc. 5,376 55,265
Applied Optoelectronics,
Inc.*(a) 2,334 25,021
CalAmp Corp.* 4,037 27,129
Calix, Inc.* 5,388 61,962
Cambium Networks Corp.* 543 3,111
Common Stocks
Shares Value ($)
Communications Equipment
Casa Systems, Inc.* 3,876 19,884
Clearfield, Inc.* 1,159 15,102
Comtech Telecommunications
Corp. 2,742 50,754
DASAN Zhone Solutions, Inc.* 823 5,275
Digi International, Inc.* 3,174 36,025
Extreme Networks, Inc.* 13,724 46,662
Harmonic, Inc.* 10,100 58,580
Infinera Corp.* 20,954 129,181
Inseego Corp.*(a) 5,526 66,036
InterDigital, Inc. 3,605 208,261
KVH Industries, Inc.* 1,677 15,563
Lumentum Holdings, Inc.* 8,709 704,645
NETGEAR, Inc.* 3,415 81,892
NetScout Systems, Inc.* 8,251 218,486
Plantronics, Inc. 3,926 55,435
Ribbon Communications, Inc.* 7,439 27,115
TESSCO Technologies, Inc. 752 4,632
Viavi Solutions, Inc.* 26,761 323,273
2,538,073
Construction & Engineering 0.9%
Aegion Corp.* 3,531 56,673
Ameresco, Inc., Class A* 2,486 44,897
Arcosa, Inc. 5,633 209,942
Argan, Inc. 1,692 63,518
Comfort Systems USA, Inc. 4,190 139,527
Concrete Pumping Holdings,
Inc.* 1,345 3,820
Construction Partners, Inc.,
Class A* 2,174 39,849
Dycom Industries, Inc.*(a) 3,428 111,753
EMCOR Group, Inc. 6,499 412,881
Granite Construction, Inc. 5,648 92,853
Great Lakes Dredge & Dock
Corp.* 7,018 62,039
IES Holdings, Inc.* 1,106 21,843
MasTec, Inc.* 6,987 250,833
MYR Group, Inc.* 1,979 59,370
Northwest Pipe Co.* 1,193 29,014
NV5 Global, Inc.* 1,151 53,809
Primoris Services Corp. 5,147 80,345
Sterling Construction Co., Inc.* 3,270 32,308
Tutor Perini Corp.* 5,021 35,147
WillScot Corp.* 6,056 70,552
1,870,973
Construction Materials 0.1%
Forterra, Inc.* 2,016 16,450
Summit Materials, Inc., Class
A* 13,419 202,761
United States Lime & Minerals,
Inc. 239 19,144
US Concrete, Inc.* 1,971 37,804
276,159
Consumer Finance 0.6%
Curo Group Holdings Corp. 2,194 20,448
Elevate Credit, Inc.* 2,984 5,580
Encore Capital Group, Inc.*(a) 3,675 95,476
Enova International, Inc.* 3,715 59,589

88 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Finance
EZCORP, Inc., Class A* 6,242 34,955
FirstCash, Inc. 4,803 345,047
Green Dot Corp., Class A* 5,632 171,776
LendingClub Corp.* 7,462 57,234
Medallion Financial Corp.* 2,551 7,347
Nelnet, Inc., Class A 2,059 99,141
Oportun Financial Corp.* 865 6,470
PRA Group, Inc.* 5,239 145,330
Regional Management Corp.* 1,003 15,988
World Acceptance Corp.* 653 44,306
1,108,687
Containers & Packaging 0.1%
Greif, Inc., Class A 3,024 102,483
Greif, Inc., Class B 650 25,838
Myers Industries, Inc. 4,094 50,602
UFP Technologies, Inc.* 828 35,604
214,527
Distributors 0.1%
Core-Mark Holding Co., Inc. 5,273 151,546
Funko, Inc., Class A* 2,131 9,121
Greenlane Holdings, Inc.,
Class A* 717 2,294
Weyco Group, Inc. 717 13,645
176,606
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.* 6,147 195,290
American Public Education,
Inc.* 1,706 43,964
Carriage Services, Inc. 1,875 28,163
Chegg, Inc.* 13,766 588,497
Collectors Universe, Inc. 989 21,728
Houghton Mifflin Harcourt Co.* 12,709 20,334
K12, Inc.* 4,481 101,764
Laureate Education, Inc.,
Class A* 13,122 124,265
OneSpaWorld Holdings Ltd. 5,685 37,009
Perdoceo Education Corp.* 8,242 107,146
Regis Corp.* 2,782 34,552
Select Interior Concepts, Inc.,
Class A* 2,665 8,528
Strategic Education, Inc. 2,483 395,542
WW International, Inc.* 5,273 134,514
1,841,296
Diversified Financial Services 0.3%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,453 39,433
Cannae Holdings, Inc.* 8,601 271,361
FGL Holdings 16,973 176,180
Marlin Business Services
Corp. 953 10,140
On Deck Capital, Inc.* 8,384 10,145
507,259
Diversified Telecommunication Services 0.7%
Anterix, Inc.*(a) 1,222 64,155
ATN International, Inc. 1,238 76,905
Bandwidth, Inc., Class A*(a) 1,894 154,475
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cincinnati Bell, Inc.*(a) 5,867 85,951
Cogent Communications
Holdings, Inc. 4,924 412,779
Consolidated Communications
Holdings, Inc.* 8,190 51,351
IDT Corp., Class B* 2,090 11,286
Intelsat SA*(a) 8,149 10,186
Iridium Communications, Inc.* 11,526 259,393
Ooma, Inc.* 2,476 28,870
ORBCOMM, Inc.* 9,628 25,418
Vonage Holdings Corp.* 26,359 220,361
1,401,130
Electric Utilities 1.0%
ALLETE, Inc. 6,036 347,432
El Paso Electric Co. 4,726 321,368
Genie Energy Ltd., Class B 1,794 14,137
MGE Energy, Inc. 4,063 262,714
Otter Tail Corp. 4,665 207,033
PNM Resources, Inc. 9,256 374,775
Portland General Electric Co. 10,453 489,096
Spark Energy, Inc., Class A 1,584 11,436
2,027,991
Electrical Equipment 1.0%
Allied Motion Technologies,
Inc. 750 21,615
American Superconductor
Corp.* 2,605 14,979
Atkore International Group,
Inc.* 5,611 136,572
AZZ, Inc. 3,089 96,964
Bloom Energy Corp., Class
A*(a) 6,924 53,107
Encore Wire Corp. 2,390 109,414
Energous Corp.*(a) 3,346 7,462
EnerSys 4,967 290,023
Generac Holdings, Inc.* 7,121 693,870
Plug Power, Inc.*(a) 34,686 145,161
Powell Industries, Inc. 1,089 27,628
Preformed Line Products Co. 334 16,593
Sunrun, Inc.* 13,385 187,792
Thermon Group Holdings, Inc.* 3,683 56,276
TPI Composites, Inc.* 3,201 56,113
Vicor Corp.*(a) 2,124 112,933
Vivint Solar, Inc.* 5,447 34,534
2,061,036
Electronic Equipment, Instruments & Components 2.7%
Airgain, Inc.* 1,128 9,125
Akoustis Technologies, Inc.*(a) 3,111 28,186
Anixter International, Inc.* 3,548 329,467
Arlo Technologies, Inc.* 9,745 26,701
Badger Meter, Inc. 3,329 196,511
Bel Fuse, Inc., Class B 1,015 7,572
Belden, Inc. 4,543 155,325
Benchmark Electronics, Inc. 4,261 88,032
Coda Octopus Group, Inc.* 564 3,440
CTS Corp. 3,775 87,429
Daktronics, Inc. 4,279 19,341
ePlus, Inc.* 1,520 107,540

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Fabrinet* 4,244 266,311
FARO Technologies, Inc.*(a) 1,967 107,969
Fitbit, Inc., Class A* 26,787 179,205
II-VI, Inc.* 10,456 359,896
Insight Enterprises, Inc.* 4,067 220,797
Iteris, Inc.* 4,871 19,435
Itron, Inc.* 3,992 278,721
KEMET Corp. 6,627 178,995
Kimball Electronics, Inc.* 3,051 41,250
Knowles Corp.* 9,427 146,590
Methode Electronics, Inc. 4,237 127,195
MTS Systems Corp. 2,175 46,262
Napco Security Technologies,
Inc.* 1,451 29,078
nLight, Inc.* 3,704 58,375
Novanta, Inc.* 3,920 340,609
OSI Systems, Inc.* 1,954 141,431
PAR Technology Corp.*(a) 1,403 26,531
PC Connection, Inc. 1,276 58,632
Plexus Corp.* 3,365 210,952
Rogers Corp.* 2,154 239,180
Sanmina Corp.* 8,067 223,698
ScanSource, Inc.* 3,051 79,082
Tech Data Corp.* 4,134 581,406
TTM Technologies, Inc.* 11,782 136,553
Vishay Intertechnology, Inc. 15,422 255,851
Vishay Precision Group,
Inc.*(a) 1,264 29,224
Wrap Technologies, Inc.*(a) 919 4,457
5,446,354
Energy Equipment & Services 0.5%
Archrock, Inc. 15,062 72,448
Cactus, Inc., Class A 5,561 98,875
Covia Holdings Corp.* 4,554 2,960
DMC Global, Inc.(a) 1,680 43,361
Dril-Quip, Inc.* 4,258 141,068
Era Group, Inc.* 2,120 10,854
Exterran Corp.* 3,237 22,012
Forum Energy Technologies,
Inc.* 9,794 4,211
Frank's International NV* 11,637 28,278
FTS International, Inc.* 4,374 1,793
Geospace Technologies Corp.* 1,619 10,054
Helix Energy Solutions Group,
Inc.* 16,764 42,581
Independence Contract
Drilling, Inc.*(a) 257 2,002
KLX Energy Services
Holdings, Inc.* 2,731 3,550
Liberty Oilfield Services, Inc.,
Class A 6,186 29,198
Mammoth Energy Services,
Inc. 1,897 1,593
Matrix Service Co.* 2,872 29,984
Nabors Industries Ltd. 833 12,270
National Energy Services
Reunited Corp.* 2,927 14,957
Natural Gas Services Group,
Inc.* 890 5,651
Common Stocks
Shares Value ($)
Energy Equipment & Services
NCS Multistage Holdings, Inc.* 1,536 1,029
Newpark Resources, Inc.* 10,954 16,760
NexTier Oilfield Solutions, Inc.* 18,743 43,484
Nine Energy Service, Inc.* 2,057 2,983
Noble Corp. plc*(a) 29,994 7,738
Oceaneering International,
Inc.* 11,649 59,876
Oil States International, Inc.* 7,031 24,187
Pacific Drilling SA* 3,731 2,391
ProPetro Holding Corp.* 9,345 39,623
RigNet, Inc.* 1,778 2,400
RPC, Inc.(a) 7,320 24,961
SEACOR Holdings, Inc.* 2,040 57,650
SEACOR Marine Holdings,
Inc.* 2,411 7,546
Seadrill Ltd.*(a) 7,359 4,221
Select Energy Services, Inc.,
Class A*(a) 5,957 28,594
Smart Sand, Inc.* 3,138 2,605
Solaris Oilfield Infrastructure,
Inc., Class A 3,843 26,286
TETRA Technologies, Inc.* 14,695 7,146
Tidewater, Inc.* 4,739 27,297
US Silica Holdings, Inc.(a) 9,198 17,660
US Well Services, Inc.* 2,292 1,058
983,195
Entertainment 0.2%
AMC Entertainment Holdings,
Inc., Class A(a) 6,385 31,414
Eros International plc* 8,787 22,407
Gaia, Inc.* 1,589 14,444
Glu Mobile, Inc.* 13,399 104,512
IMAX Corp.* 6,056 69,644
Liberty Media Corp.-Liberty
Braves, Class C* 4,300 86,387
Liberty Media Corp-Liberty
Braves, Class A* 1,211 24,995
LiveXLive Media, Inc.* 3,365 8,581
Marcus Corp. (The) 2,585 37,586
Reading International, Inc.,
Class A* 1,996 8,513
408,483
Equity Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust 9,766 121,001
Agree Realty Corp. 4,827 314,286
Alexander & Baldwin, Inc. 8,050 105,777
Alexander's, Inc. 251 79,130
American Assets Trust, Inc. 5,720 161,990
American Finance Trust, Inc. 12,967 99,976
Armada Hoffler Properties, Inc. 6,043 58,073
Ashford Hospitality Trust, Inc. 10,665 8,770
Bluerock Residential Growth
REIT, Inc. 2,956 17,204
Braemar Hotels & Resorts, Inc. 3,964 12,407
BRT Apartments Corp. 1,281 12,682
CareTrust REIT, Inc. 11,079 182,582
CatchMark Timber Trust, Inc.,
Class A 5,338 41,957

90 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
CBL & Associates Properties,
Inc.* 21,094 6,096
Cedar Realty Trust, Inc. 10,509 11,034
Chatham Lodging Trust 5,005 37,588
CIM Commercial Trust Corp. 1,381 14,072
City Office REIT, Inc. 6,365 64,286
Clipper Realty, Inc. 1,899 10,065
Community Healthcare Trust,
Inc. 2,154 80,129
CoreCivic, Inc. 13,870 181,974
CorEnergy Infrastructure Trust,
Inc. 1,534 18,623
CorePoint Lodging, Inc. 5,048 21,959
DiamondRock Hospitality Co. 24,250 151,077
Diversified Healthcare Trust 26,844 83,485
Easterly Government
Properties, Inc. 8,658 232,987
EastGroup Properties, Inc. 4,474 474,244
Essential Properties Realty
Trust, Inc. 10,661 156,610
Farmland Partners, Inc. 3,020 19,811
First Industrial Realty Trust,
Inc. 14,682 554,539
Four Corners Property Trust,
Inc. 8,048 180,195
Franklin Street Properties
Corp. 11,768 64,018
Front Yard Residential Corp. 5,583 63,702
GEO Group, Inc. (The) 13,856 175,694
Getty Realty Corp. 3,818 103,697
Gladstone Commercial Corp. 3,834 60,577
Gladstone Land Corp. 1,866 25,042
Global Medical REIT, Inc. 3,882 40,450
Global Net Lease, Inc. 10,344 148,850
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,303 204,411
Healthcare Realty Trust, Inc. 15,474 454,781
Hersha Hospitality Trust 4,369 22,850
Independence Realty Trust,
Inc. 10,786 108,615
Industrial Logistics Properties
Trust 7,482 139,839
Innovative Industrial
Properties, Inc. 1,896 148,760
Investors Real Estate Trust 1,312 82,171
iStar, Inc. 7,088 71,022
Jernigan Capital, Inc. 2,664 35,165
Kite Realty Group Trust 9,567 97,870
Lexington Realty Trust 28,148 294,147
LTC Properties, Inc. 4,583 163,155
Mack-Cali Realty Corp. 10,084 163,260
Monmouth Real Estate
Investment Corp. 10,656 144,815
National Health Investors, Inc. 4,952 272,657
National Storage Affiliates
Trust 6,908 196,740
New Senior Investment Group,
Inc. 10,491 34,725
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
NexPoint Residential Trust,
Inc. 2,306 69,341
Office Properties Income Trust 5,543 151,878
One Liberty Properties, Inc. 1,879 29,538
Pebblebrook Hotel Trust 15,355 181,803
Pennsylvania REIT 8,409 8,493
Physicians Realty Trust 21,902 337,729
Piedmont Office Realty Trust,
Inc., Class A 14,579 252,946
PotlatchDeltic Corp. 7,700 270,347
Preferred Apartment
Communities, Inc., Class A 5,502 40,770
PS Business Parks, Inc. 2,330 300,780
QTS Realty Trust, Inc., Class A 6,699 418,888
Retail Opportunity Investments
Corp. 13,577 131,765
Retail Value, Inc. 1,699 24,585
Rexford Industrial Realty, Inc. 13,202 537,585
RLJ Lodging Trust 20,161 187,296
RPT Realty 8,926 60,875
Ryman Hospitality Properties,
Inc. 5,517 194,971
Sabra Health Care REIT, Inc. 23,043 295,411
Safehold, Inc. 1,371 79,189
Saul Centers, Inc. 1,405 45,831
Seritage Growth Properties,
Class A* 4,135 43,748
STAG Industrial, Inc. 17,426 457,432
Summit Hotel Properties, Inc. 12,324 74,683
Sunstone Hotel Investors, Inc. 25,961 238,582
Tanger Factory Outlet Centers,
Inc. 10,517 79,088
Terreno Realty Corp. 7,742 424,416
UMH Properties, Inc. 4,050 52,610
Uniti Group, Inc. 21,286 150,279
Universal Health Realty
Income Trust 1,508 161,296
Urban Edge Properties 13,338 153,387
Urstadt Biddle Properties, Inc.,
Class A 3,625 52,961
Washington Prime Group, Inc. 22,977 19,756
Washington REIT 9,429 219,884
Whitestone REIT 4,691 31,805
Xenia Hotels & Resorts, Inc. 13,418 130,155
12,741,725
Food & Staples Retailing 0.7%
Andersons, Inc. (The) 3,654 62,008
BJ's Wholesale Club Holdings,
Inc.*(a) 12,988 341,714
Chefs' Warehouse, Inc. (The)* 2,817 39,663
HF Foods Group, Inc.*(a) 2,559 20,805
Ingles Markets, Inc., Class A 1,611 65,777
Natural Grocers by Vitamin
Cottage, Inc. 1,040 11,721
Performance Food Group Co.* 14,886 436,904
PriceSmart, Inc. 2,616 166,221
Rite Aid Corp.*(a) 6,505 93,217
SpartanNash Co. 4,356 74,705
United Natural Foods, Inc.*(a) 6,290 66,926

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Food & Staples Retailing
Village Super Market, Inc.,
Class A 973 23,381
Weis Markets, Inc. 1,150 57,535
1,460,577
Food Products 1.3%
Alico, Inc. 427 12,515
B&G Foods, Inc.(a) 7,294 141,650
Bridgford Foods Corp.* 206 3,753
Calavo Growers, Inc. 1,865 108,170
Cal-Maine Foods, Inc.* 3,667 152,217
Darling Ingredients, Inc.* 19,118 393,640
Farmer Bros Co.* 1,467 13,555
Fresh Del Monte Produce, Inc. 3,552 101,268
Freshpet, Inc.* 4,006 302,093
Hostess Brands, Inc.* 13,910 167,198
J&J Snack Foods Corp. 1,760 223,573
John B Sanfilippo & Son, Inc. 973 79,913
Lancaster Colony Corp. 2,201 296,321
Landec Corp.* 3,242 36,148
Limoneira Co. 1,661 22,174
Sanderson Farms, Inc. 2,316 315,300
Seneca Foods Corp., Class A* 828 29,791
Simply Good Foods Co. (The)* 9,553 180,074
Tootsie Roll Industries, Inc.(a) 1,934 67,941
2,647,294
Gas Utilities 1.2%
Chesapeake Utilities Corp. 1,898 166,796
New Jersey Resources Corp. 11,073 374,046
Northwest Natural Holding Co. 3,522 229,282
ONE Gas, Inc. 6,083 484,876
RGC Resources, Inc. 917 22,806
South Jersey Industries, Inc. 10,784 308,315
Southwest Gas Holdings, Inc. 6,323 479,283
Spire, Inc. 5,788 422,292
2,487,696
Health Care Equipment & Supplies 4.5%
Accuray, Inc.* 10,494 23,454
Alphatec Holdings, Inc.* 3,688 16,707
AngioDynamics, Inc.* 4,148 43,264
Antares Pharma, Inc.* 18,720 60,653
Apyx Medical Corp.* 4,134 14,056
AtriCure, Inc.* 4,322 186,365
Atrion Corp. 172 108,675
Avanos Medical, Inc.* 5,506 170,961
Axogen, Inc.* 4,170 40,658
Axonics Modulation
Technologies, Inc.*(a) 1,944 62,616
BioLife Solutions, Inc.* 825 9,017
BioSig Technologies, Inc.*(a) 1,942 15,070
Cardiovascular Systems, Inc.* 4,108 172,536
Cerus Corp.* 17,428 107,182
Conformis, Inc.* 8,007 6,155
CONMED Corp. 3,171 234,369
CryoLife, Inc.* 4,238 94,635
CryoPort, Inc.*(a) 3,612 68,050
Cutera, Inc.* 1,562 21,009
CytoSorbents Corp.*(a) 4,022 34,428
ElectroCore, Inc.* 1,872 1,797
GenMark Diagnostics, Inc.* 7,124 89,121
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Glaukos Corp.*(a) 4,618 169,434
Globus Medical, Inc., Class A* 8,850 420,021
Haemonetics Corp.* 5,879 668,913
Heska Corp.* 804 56,923
Inogen, Inc.* 2,199 109,950
Integer Holdings Corp.* 3,783 281,682
IntriCon Corp.* 1,035 13,662
Invacare Corp. 4,418 33,223
iRadimed Corp.* 520 11,315
iRhythm Technologies, Inc.* 2,979 314,702
Lantheus Holdings, Inc.* 4,446 58,020
LeMaitre Vascular, Inc.(a) 1,903 54,216
LivaNova plc* 5,652 300,234
Meridian Bioscience, Inc.* 5,100 61,200
Merit Medical Systems, Inc.* 6,237 254,594
Mesa Laboratories, Inc.(a) 458 109,004
Misonix, Inc.* 909 11,444
Natus Medical, Inc.* 3,981 99,485
Neogen Corp.* 6,035 377,731
Neuronetics, Inc.* 1,548 3,870
Nevro Corp.* 3,481 409,505
Novocure Ltd.*(a) 10,112 665,370
NuVasive, Inc.* 6,045 368,020
OraSure Technologies, Inc.* 7,018 111,867
Orthofix Medical, Inc.* 2,116 75,012
OrthoPediatrics Corp.* 1,102 53,833
Pulse Biosciences, Inc.*(a) 1,336 15,003
Quidel Corp.* 4,165 578,935
Rockwell Medical, Inc.*(a) 6,875 16,019
RTI Surgical Holdings, Inc.* 6,820 18,448
SeaSpine Holdings Corp.* 1,976 20,353
Senseonics Holdings, Inc.*(a) 12,418 7,078
Shockwave Medical, Inc.* 3,025 121,363
SI-BONE, Inc.* 2,017 32,615
Sientra, Inc.* 4,833 11,116
Silk Road Medical, Inc.*(a) 1,918 80,326
Soliton, Inc.*(a) 333 3,007
STAAR Surgical Co.*(a) 5,173 198,229
Surmodics, Inc.* 1,613 61,455
Tactile Systems Technology,
Inc.*(a) 2,160 111,499
Tandem Diabetes Care,
Inc.*(a) 6,525 520,565
TransEnterix, Inc.* 1,787 741
TransMedics Group, Inc.* 1,699 30,735
Utah Medical Products, Inc. 413 34,279
Vapotherm, Inc.* 1,972 39,992
Varex Imaging Corp.* 4,401 114,998
ViewRay, Inc.* 8,742 18,183
Wright Medical Group NV*(a) 14,688 427,715
Zynex, Inc.* 1,938 34,225
9,170,887
Health Care Providers & Services 2.3%
1Life Healthcare, Inc.*(a) 2,245 55,384
Addus HomeCare Corp.* 1,485 120,315
Amedisys, Inc.* 3,651 672,368
American Renal Associates
Holdings, Inc.* 2,595 19,411

92 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
AMN Healthcare Services,
Inc.* 5,360 251,813
Apollo Medical Holdings, Inc.* 795 12,354
Avalon GloboCare Corp.*(a) 2,534 4,663
BioTelemetry, Inc.* 3,944 184,224
Brookdale Senior Living, Inc.* 21,830 78,806
Catasys, Inc.*(a) 884 26,909
Community Health Systems,
Inc.*(a) 10,016 30,349
CorVel Corp.* 1,060 55,851
Cross Country Healthcare,
Inc.* 4,309 27,104
Ensign Group, Inc. (The) 6,018 225,133
Enzo Biochem, Inc.* 5,766 17,413
Genesis Healthcare, Inc.* 8,296 7,218
Hanger, Inc.* 4,258 78,177
HealthEquity, Inc.* 8,062 453,649
Joint Corp. (The)* 1,635 19,784
LHC Group, Inc.* 3,504 455,485
Magellan Health, Inc.* 2,612 158,627
National HealthCare Corp. 1,471 100,572
National Research Corp. 1,392 71,813
Option Care Health, Inc.* 3,877 55,441
Owens & Minor, Inc.(a) 7,730 54,728
Patterson Cos., Inc. 9,731 177,883
Pennant Group, Inc. (The)* 2,941 58,202
PetIQ, Inc.*(a) 2,368 67,725
Progyny, Inc.*(a) 1,377 32,263
Providence Service Corp.
(The)* 1,346 78,081
R1 RCM, Inc.* 12,379 127,751
RadNet, Inc.* 4,918 69,442
Select Medical Holdings Corp.* 12,806 218,598
Surgery Partners, Inc.* 2,705 31,919
Tenet Healthcare Corp.* 11,974 241,635
Tivity Health, Inc.*(a) 5,699 51,120
Triple-S Management Corp.,
Class B*(a) 2,793 47,286
US Physical Therapy, Inc. 1,528 115,364
4,554,860
Health Care Technology 1.7%
Allscripts Healthcare Solutions,
Inc.* 19,292 125,398
Castlight Health, Inc., Class B* 12,662 9,281
Computer Programs &
Systems, Inc. 1,605 38,568
Evolent Health, Inc., Class A* 9,145 65,935
Health Catalyst, Inc.* 2,207 58,861
HealthStream, Inc.* 3,189 72,789
HMS Holdings Corp.* 10,337 296,413
Inovalon Holdings, Inc., Class
A* 8,439 147,683
Inspire Medical Systems, Inc.* 1,577 113,008
Livongo Health, Inc.* 5,990 239,660
NextGen Healthcare, Inc.* 6,407 67,594
Omnicell, Inc.* 4,823 351,597
OptimizeRx Corp.* 1,486 13,835
Phreesia, Inc.* 3,169 80,461
Schrodinger, Inc.*(a) 1,604 74,426
Common Stocks
Shares Value ($)
Health Care Technology
Simulations Plus, Inc.(a) 1,429 54,373
Tabula Rasa HealthCare,
Inc.*(a) 2,269 143,718
Teladoc Health, Inc.*(a) 8,406 1,383,544
Vocera Communications, Inc.* 3,613 68,502
3,405,646
Hotels, Restaurants & Leisure 2.1%
BBX Capital Corp. 6,952 14,738
Biglari Holdings, Inc., Class B* 107 7,489
BJ's Restaurants, Inc. 2,328 50,890
Bloomin' Brands, Inc. 10,326 124,428
Bluegreen Vacations Corp. 905 4,932
Boyd Gaming Corp. 9,553 159,440
Brinker International, Inc. 4,399 102,409
Carrols Restaurant Group,
Inc.* 4,193 15,305
Century Casinos, Inc.* 3,456 15,673
Cheesecake Factory, Inc.
(The)(a) 4,814 107,304
Churchill Downs, Inc. 4,091 410,000
Chuy's Holdings, Inc.* 2,015 33,771
Cracker Barrel Old Country
Store, Inc. 2,782 270,967
Dave & Buster's
Entertainment, Inc.(a) 3,679 53,861
Del Taco Restaurants, Inc.* 3,615 21,256
Denny's Corp.* 6,959 78,428
Dine Brands Global, Inc. 1,905 84,563
Drive Shack, Inc.* 7,788 10,280
El Pollo Loco Holdings, Inc.*(a) 2,509 30,685
Eldorado Resorts, Inc.*(a) 7,887 169,097
Everi Holdings, Inc.* 8,071 39,951
Fiesta Restaurant Group, Inc.* 2,858 20,792
Golden Entertainment, Inc.* 2,163 20,419
Inspired Entertainment, Inc.* 1,059 2,722
J Alexander's Holdings, Inc.* 1,892 10,009
Jack in the Box, Inc.(a) 2,687 162,026
Kura Sushi USA, Inc., Class A* 421 7,085
Lindblad Expeditions Holdings,
Inc.* 2,907 19,419
Marriott Vacations Worldwide
Corp. 4,821 400,143
Monarch Casino & Resort,
Inc.* 1,388 46,276
Nathan's Famous, Inc. 349 19,638
Noodles & Co.* 3,587 22,419
Papa John's International, Inc. 2,574 185,122
Penn National Gaming,
Inc.*(a) 13,084 233,157
PlayAGS, Inc.* 3,335 14,641
Potbelly Corp.* 2,314 7,983
RCI Hospitality Holdings, Inc. 910 11,402
Red Lion Hotels Corp.* 3,095 4,983
Red Robin Gourmet Burgers,
Inc.* 1,455 21,287
Red Rock Resorts, Inc., Class
A 8,467 92,798
Ruth's Hospitality Group, Inc. 3,491 39,291
Scientific Games Corp.*(a) 6,810 85,874

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
SeaWorld Entertainment, Inc.* 5,697 83,689
Shake Shack, Inc., Class A* 3,377 184,080
Target Hospitality Corp.* 4,070 8,221
Texas Roadhouse, Inc. 7,688 362,028
Twin River Worldwide
Holdings, Inc. 2,080 32,822
Wingstop, Inc. 3,413 400,243
4,304,036
Household Durables 1.6%
Bassett Furniture Industries,
Inc. 928 6,348
Beazer Homes USA, Inc.* 3,645 25,661
Cavco Industries, Inc.*(a) 1,003 155,144
Century Communities, Inc.* 3,209 68,737
Ethan Allen Interiors, Inc. 2,918 33,003
Flexsteel Industries, Inc. 695 6,672
GoPro, Inc., Class A*(a) 15,413 54,254
Green Brick Partners, Inc.* 2,650 23,611
Hamilton Beach Brands
Holding Co., Class A 937 12,359
Helen of Troy Ltd.* 2,923 480,190
Hooker Furniture Corp. 1,389 20,821
Installed Building Products,
Inc.* 2,611 128,748
iRobot Corp.*(a) 3,177 193,670
KB Home 10,253 269,039
La-Z-Boy, Inc. 5,263 123,417
Legacy Housing Corp.* 653 6,386
LGI Homes, Inc.* 2,302 139,455
Lifetime Brands, Inc. 1,472 8,390
Lovesac Co. (The)* 1,170 13,958
M/I Homes, Inc.* 3,123 79,512
MDC Holdings, Inc. 5,791 169,387
Meritage Homes Corp.* 4,172 219,280
Purple Innovation, Inc.* 798 8,028
Skyline Champion Corp.* 5,777 113,865
Sonos, Inc.* 8,254 84,356
Taylor Morrison Home Corp.* 15,080 219,414
TopBuild Corp.* 3,896 363,068
TRI Pointe Group, Inc.* 16,110 184,943
Tupperware Brands Corp. 6,263 20,167
Universal Electronics, Inc.* 1,512 62,415
ZAGG, Inc.* 3,572 11,788
3,306,086
Household Products 0.2%
Central Garden & Pet Co.* 1,134 37,354
Central Garden & Pet Co.,
Class A* 4,706 143,109
Oil-Dri Corp. of America 538 20,116
WD-40 Co.(a) 1,600 278,848
479,427
Independent Power and Renewable Electricity Producers
0.4%
Atlantic Power Corp.* 12,244 24,366
Clearway Energy, Inc., Class A 4,182 78,203
Clearway Energy, Inc., Class C 9,219 184,657
Ormat Technologies, Inc. 4,620 288,334
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Sunnova Energy International,
Inc.* 3,699 46,607
TerraForm Power, Inc., Class A 8,705 150,771
772,938
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 4,286 95,449
Insurance 2.2%
Ambac Financial Group, Inc.* 5,393 92,760
American Equity Investment
Life Holding Co. 10,494 220,584
AMERISAFE, Inc. 2,242 142,748
Argo Group International
Holdings Ltd. 3,753 132,706
Benefytt Technologies, Inc.,
Class A*(a) 1,244 32,506
BRP Group, Inc., Class A* 1,795 17,986
Citizens, Inc.*(a) 5,986 33,282
CNO Financial Group, Inc. 17,254 242,591
Crawford & Co., Class A 1,976 14,069
Donegal Group, Inc., Class A 1,392 19,933
eHealth, Inc.*(a) 2,653 283,075
Employers Holdings, Inc. 3,553 107,905
Enstar Group Ltd.* 1,338 193,502
FBL Financial Group, Inc.,
Class A 1,097 42,871
FedNat Holding Co. 1,541 18,677
Genworth Financial, Inc.,
Class A* 58,922 213,887
Global Indemnity Ltd. 906 22,279
Goosehead Insurance, Inc.,
Class A* 1,307 73,375
Greenlight Capital Re Ltd.,
Class A* 3,197 20,844
Hallmark Financial Services,
Inc.* 1,484 6,411
HCI Group, Inc. 715 29,780
Heritage Insurance Holdings,
Inc. 2,920 33,113
Horace Mann Educators Corp. 4,758 167,291
Independence Holding Co. 651 18,007
Investors Title Co. 153 20,487
James River Group Holdings
Ltd. 3,419 121,306
Kinsale Capital Group, Inc. 2,378 258,298
MBIA, Inc.*(a) 9,019 73,415
National General Holdings
Corp. 7,888 150,109
National Western Life Group,
Inc., Class A 280 53,964
NI Holdings, Inc.* 1,197 16,171
Palomar Holdings, Inc.* 2,151 125,833
ProAssurance Corp. 6,132 131,163
ProSight Global, Inc.* 1,141 9,539
Protective Insurance Corp.,
Class B 904 14,120
RLI Corp. 4,650 338,660
Safety Insurance Group, Inc. 1,697 142,752

94 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 6,814 341,586
State Auto Financial Corp. 1,968 49,377
Stewart Information Services
Corp. 2,764 88,061
Third Point Reinsurance Ltd.* 7,959 59,215
Tiptree, Inc. 2,901 18,537
Trupanion, Inc.* 3,375 100,946
United Fire Group, Inc. 2,474 70,756
United Insurance Holdings
Corp. 2,471 21,127
Universal Insurance Holdings,
Inc. 3,399 61,964
Watford Holdings Ltd.* 2,007 24,786
4,472,354
Interactive Media & Services 0.3%
Cargurus, Inc.* 8,596 196,676
Cars.com, Inc.* 7,906 40,953
DHI Group, Inc.* 6,378 17,731
Eventbrite, Inc., Class A*(a) 4,216 38,450
EverQuote, Inc., Class A* 1,054 41,074
Liberty TripAdvisor Holdings,
Inc., Class A* 8,337 19,592
Meet Group, Inc. (The)*(a) 7,701 47,515
QuinStreet, Inc.* 5,310 53,950
Travelzoo* 703 3,916
TrueCar, Inc.* 13,041 33,385
Yelp, Inc.* 7,896 176,476
669,718
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A* 2,887 55,401
Duluth Holdings, Inc., Class
B*(a) 1,323 5,305
Groupon, Inc.* 52,090 63,550
Lands' End, Inc.* 1,073 9,131
Leaf Group Ltd.* 2,164 3,138
Liquidity Services, Inc.* 2,457 12,285
PetMed Express, Inc.(a) 2,222 87,924
Quotient Technology, Inc.* 8,387 60,219
RealReal, Inc. (The)* 6,036 70,863
Rubicon Project, Inc. (The)*(a) 12,058 86,456
Shutterstock, Inc. 2,266 86,108
Stamps.com, Inc.* 1,923 304,353
Stitch Fix, Inc., Class A*(a) 4,634 74,376
Waitr Holdings, Inc.*(a) 6,564 8,796
927,905
IT Services 2.2%
Brightcove, Inc.* 4,720 36,816
Cardtronics plc, Class A* 4,212 96,455
Cass Information Systems,
Inc. 1,605 64,377
Conduent, Inc.* 20,184 50,864
CSG Systems International,
Inc. 3,878 188,393
Endurance International Group
Holdings, Inc.* 8,559 21,954
EVERTEC, Inc. 6,972 176,670
Common Stocks
Shares Value ($)
IT Services
Evo Payments, Inc., Class A* 4,651 92,601
Exela Technologies, Inc.* 6,723 2,387
ExlService Holdings, Inc.*(a) 3,865 238,586
GTT Communications, Inc.*(a) 4,216 47,894
Hackett Group, Inc. (The) 2,949 43,734
I3 Verticals, Inc., Class A* 1,623 37,718
Information Services Group,
Inc.* 4,221 10,552
International Money Express,
Inc.* 1,552 12,540
KBR, Inc. 16,486 334,006
Limelight Networks, Inc.* 13,446 68,171
LiveRamp Holdings, Inc.* 7,803 295,422
ManTech International Corp.,
Class A 3,117 232,403
MAXIMUS, Inc. 7,405 498,505
NIC, Inc. 7,654 185,456
Paysign, Inc.*(a) 3,725 32,035
Perficient, Inc.* 3,684 128,314
Perspecta, Inc. 16,286 351,289
PRGX Global, Inc.* 2,933 11,761
Priority Technology Holdings,
Inc.* 732 1,179
Science Applications
International Corp. 6,739 550,307
StarTek, Inc.* 1,992 8,307
Sykes Enterprises, Inc.* 4,509 129,093
TTEC Holdings, Inc. 2,018 78,662
Tucows, Inc., Class A*(a) 1,083 57,302
Unisys Corp.* 5,997 75,502
Verra Mobility Corp.* 15,222 136,389
Virtusa Corp.* 3,435 113,355
4,408,999
Leisure Products 0.4%
Acushnet Holdings Corp. 4,113 112,696
American Outdoor Brands
Corp.* 6,034 57,112
Callaway Golf Co.(a) 11,145 159,596
Clarus Corp. 2,501 26,711
Escalade, Inc. 1,486 12,705
Johnson Outdoors, Inc., Class
A 599 40,948
Malibu Boats, Inc., Class A* 2,433 83,647
Marine Products Corp. 999 9,710
MasterCraft Boat Holdings,
Inc.* 2,261 23,627
Sturm Ruger & Co., Inc. 1,946 103,527
Vista Outdoor, Inc.* 6,590 66,691
YETI Holdings, Inc.* 6,411 177,008
873,978
Life Sciences Tools & Services 1.1%
Accelerate Diagnostics,
Inc.*(a) 3,444 37,574
ChromaDex Corp.*(a) 5,510 27,550
Codexis, Inc.* 6,118 71,030
Fluidigm Corp.* 8,697 19,481
Luminex Corp. 4,863 175,311
Medpace Holdings, Inc.* 3,213 256,590
NanoString Technologies, Inc.* 4,162 132,185

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
NeoGenomics, Inc.* 11,097 303,392
Pacific Biosciences of
California, Inc.* 16,605 54,880
Personalis, Inc.* 1,115 11,563
Quanterix Corp.* 1,622 42,496
Repligen Corp.* 6,084 706,657
Syneos Health, Inc.* 7,248 404,366
2,243,075
Machinery 3.3%
Alamo Group, Inc.(a) 1,114 109,662
Albany International Corp.,
Class A 3,518 179,910
Altra Industrial Motion Corp. 7,340 204,859
Astec Industries, Inc. 2,596 104,126
Barnes Group, Inc. 5,486 210,553
Blue Bird Corp.* 1,870 22,945
Briggs & Stratton Corp.(a) 4,978 11,300
Chart Industries, Inc.* 4,262 152,239
CIRCOR International, Inc.* 2,294 34,249
Columbus McKinnon Corp. 2,667 72,222
Commercial Vehicle Group,
Inc.* 3,794 9,181
Douglas Dynamics, Inc. 2,560 94,618
Eastern Co. (The) 572 10,296
Energy Recovery, Inc.* 4,640 37,770
Enerpac Tool Group Corp. 6,401 109,201
EnPro Industries, Inc. 2,365 107,253
ESCO Technologies, Inc. 2,974 226,916
Evoqua Water Technologies
Corp.* 8,929 143,310
Federal Signal Corp. 6,886 185,440
Franklin Electric Co., Inc. 5,381 273,355
Gencor Industries, Inc.* 1,200 14,544
Gorman-Rupp Co. (The) 1,991 58,734
Graham Corp. 988 12,943
Greenbrier Cos., Inc. (The) 3,667 62,266
Helios Technologies, Inc. 3,355 119,337
Hillenbrand, Inc.(a) 8,501 178,096
Hurco Cos., Inc. 696 22,752
Hyster-Yale Materials
Handling, Inc. 1,147 44,779
John Bean Technologies Corp. 3,631 278,643
Kadant, Inc. 1,255 105,533
Kennametal, Inc. 9,506 243,449
LB Foster Co., Class A* 1,248 17,959
Lindsay Corp.(a) 1,247 112,230
Luxfer Holdings plc 2,999 40,696
Lydall, Inc.* 2,060 23,072
Manitowoc Co., Inc. (The)* 4,005 36,926
Mayville Engineering Co., Inc.* 801 4,181
Meritor, Inc.* 8,267 169,473
Miller Industries, Inc. 1,356 41,195
Mueller Industries, Inc. 6,457 167,236
Mueller Water Products, Inc.,
Class A 18,271 173,392
Navistar International Corp.* 5,772 137,200
NN, Inc. 5,093 17,571
Omega Flex, Inc. 303 27,300
Park-Ohio Holdings Corp. 1,094 20,053
Common Stocks
Shares Value ($)
Machinery
Proto Labs, Inc.* 3,106 315,539
RBC Bearings, Inc.* 2,823 357,618
REV Group, Inc. 3,479 18,508
Rexnord Corp. 12,344 336,621
Spartan Motors, Inc. 3,713 52,316
SPX Corp.* 5,052 192,633
SPX FLOW, Inc.*(a) 4,958 161,482
Standex International Corp. 1,406 70,075
Tennant Co.(a) 2,093 123,843
Terex Corp. 7,325 111,267
Titan International, Inc. 6,733 9,494
TriMas Corp.* 5,152 122,824
Twin Disc, Inc.* 1,298 7,801
Wabash National Corp. 6,378 52,300
Watts Water Technologies,
Inc., Class A 3,213 264,751
Welbilt, Inc.* 15,417 76,006
6,702,043
Marine 0.1%
Costamare, Inc. 6,263 31,440
Eagle Bulk Shipping, Inc.*(a) 5,665 9,517
Genco Shipping & Trading Ltd. 1,943 11,328
Matson, Inc.(a) 4,948 149,628
Safe Bulkers, Inc.* 7,061 7,343
Scorpio Bulkers, Inc. 717 18,377
227,633
Media 0.7%
Boston Omaha Corp., Class A* 1,255 20,369
Cardlytics, Inc.* 1,711 76,910
Central European Media
Enterprises Ltd., Class A* 10,621 41,316
Clear Channel Outdoor
Holdings, Inc.* 5,329 5,141
comScore, Inc.* 6,151 17,776
Cumulus Media, Inc., Class A* 1,761 7,801
Daily Journal Corp.* 126 34,965
Emerald Holding, Inc. 3,007 6,856
Entercom Communications
Corp., Class A 14,197 17,320
Entravision Communications
Corp., Class A 7,805 11,395
EW Scripps Co. (The), Class A 6,315 50,962
Fluent, Inc.* 5,334 10,721
Gannett Co., Inc. 13,690 15,470
Gray Television, Inc.* 10,563 122,636
Hemisphere Media Group,
Inc.* 1,888 17,521
Lee Enterprises, Inc.* 6,599 6,047
Liberty Latin America Ltd.,
Class A* 5,514 59,000
Liberty Latin America Ltd.,
Class C* 13,170 136,178
Loral Space &
Communications, Inc.* 1,412 31,064
Marchex, Inc., Class B* 4,217 7,042
MDC Partners, Inc., Class A* 5,414 7,742
Meredith Corp.(a) 4,546 67,417
MSG Networks, Inc., Class A* 5,122 60,849
National CineMedia, Inc. 7,008 23,126

96 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Saga Communications, Inc.,
Class A 376 10,573
Scholastic Corp. 3,414 99,245
TechTarget, Inc.* 2,600 60,632
TEGNA, Inc. 25,311 271,334
Tribune Publishing Co. 1,940 16,626
WideOpenWest, Inc.* 3,069 18,169
1,332,203
Metals & Mining 1.0%
Allegheny Technologies, Inc.* 14,812 111,238
Carpenter Technology Corp. 5,535 122,711
Century Aluminum Co.*(a) 5,968 25,961
Cleveland-Cliffs, Inc.(a) 45,955 201,283
Coeur Mining, Inc.* 27,043 113,851
Commercial Metals Co. 13,569 216,290
Compass Minerals
International, Inc.(a) 3,950 194,182
Contura Energy, Inc.*(a) 2,387 9,118
Gold Resource Corp. 7,512 31,025
Haynes International, Inc. 1,490 32,929
Hecla Mining Co. 57,559 151,380
Kaiser Aluminum Corp. 1,809 130,664
Materion Corp. 2,290 118,485
Novagold Resources, Inc.* 26,941 301,470
Olympic Steel, Inc. 808 7,627
Ramaco Resources, Inc.* 1,165 2,749
Ryerson Holding Corp.* 2,201 10,169
Schnitzer Steel Industries,
Inc., Class A 2,858 44,470
SunCoke Energy, Inc. 8,698 27,399
Synalloy Corp.* 767 6,780
TimkenSteel Corp.* 4,681 12,171
Warrior Met Coal, Inc. 5,866 73,618
Worthington Industries, Inc. 4,495 118,848
2,064,418
Mortgage Real Estate Investment Trusts (REITs) 0.7%
AG Mortgage Investment
Trust, Inc. 4,065 12,967
Anworth Mortgage Asset Corp. 11,625 19,995
Apollo Commercial Real
Estate Finance, Inc. 17,816 145,200
Ares Commercial Real Estate
Corp. 3,294 25,529
Arlington Asset Investment
Corp., Class A 4,670 13,216
ARMOUR Residential REIT,
Inc. 6,477 57,257
Blackstone Mortgage Trust,
Inc., Class A 15,050 354,127
Capstead Mortgage Corp. 11,460 59,477
Cherry Hill Mortgage
Investment Corp. 1,946 13,544
Colony Credit Real Estate, Inc. 9,602 46,186
Dynex Capital, Inc. 2,667 38,165
Ellington Financial, Inc. 3,805 39,534
Exantas Capital Corp. 3,690 10,922
Granite Point Mortgage Trust,
Inc. 6,687 33,301
Great Ajax Corp. 1,534 13,346
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc. 19,164 58,259
KKR Real Estate Finance
Trust, Inc. 2,768 43,679
Ladder Capital Corp. 12,275 97,586
New York Mortgage Trust, Inc. 44,030 95,985
Orchid Island Capital, Inc. 8,005 31,540
PennyMac Mortgage
Investment Trust 11,505 119,652
Ready Capital Corp. 4,138 27,600
Redwood Trust, Inc. 13,277 54,436
TPG RE Finance Trust, Inc. 5,677 43,656
Western Asset Mortgage
Capital Corp. 6,394 19,502
1,474,661
Multiline Retail 0.1%
Big Lots, Inc.(a) 4,557 106,862
Dillard's, Inc., Class A(a) 1,118 32,958
JC Penney Co., Inc.* 35,003 8,891
148,711
Multi-Utilities 0.6%
Avista Corp. 7,751 333,603
Black Hills Corp. 7,110 440,393
NorthWestern Corp. 5,897 340,198
Unitil Corp. 1,782 89,653
1,203,847
Oil, Gas & Consumable Fuels 1.5%
Abraxas Petroleum Corp.* 19,968 6,284
Altus Midstream Co.* 6,265 4,761
Amplify Energy Corp. 1,279 1,688
Arch Coal, Inc., Class A(a) 1,678 48,981
Ardmore Shipping Corp. 4,185 27,537
Berry Corp. 7,965 27,320
Bonanza Creek Energy, Inc.* 2,101 36,683
Brigham Minerals, Inc., Class
A 3,284 42,331
California Resources Corp.*(a) 6,096 17,069
Callon Petroleum Co.* 44,357 41,682
Chaparral Energy, Inc., Class
A* 3,864 1,892
Clean Energy Fuels Corp.* 13,603 29,314
CNX Resources Corp.* 21,702 230,041
Comstock Resources, Inc.* 1,879 14,393
CONSOL Energy, Inc.* 3,017 22,899
CVR Energy, Inc.(a) 3,337 79,587
Delek US Holdings, Inc.(a) 8,448 197,261
Denbury Resources, Inc.* 56,404 20,052
DHT Holdings, Inc. 12,878 93,494
Diamond S Shipping, Inc.* 2,754 34,177
Dorian LPG Ltd.* 2,841 26,961
Earthstone Energy, Inc., Class
A* 2,298 5,308
Energy Fuels, Inc.*(a) 11,468 20,413
Evolution Petroleum Corp. 3,703 10,998
Extraction Oil & Gas, Inc.*(a) 10,660 5,646
Falcon Minerals Corp. 4,678 11,438
GasLog Ltd. 4,996 23,082
Golar LNG Ltd. 11,224 79,578
Goodrich Petroleum Corp.* 1,170 9,957

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Green Plains, Inc.(a) 4,091 24,014
Gulfport Energy Corp.* 20,352 51,999
Hallador Energy Co. 2,665 2,030
HighPoint Resources Corp.* 14,204 4,710
International Seaways, Inc. 2,902 70,228
Laredo Petroleum, Inc.* 22,738 24,784
Magnolia Oil & Gas Corp.,
Class A* 12,007 77,685
Matador Resources Co.*(a) 13,020 91,661
Montage Resources Corp.* 2,673 18,257
NACCO Industries, Inc., Class
A 316 11,107
NextDecade Corp.* 1,089 1,819
Nordic American Tankers Ltd.
(a) 16,359 98,481
Northern Oil and Gas, Inc.* 35,112 29,396
Oasis Petroleum, Inc.* 37,346 26,288
Overseas Shipholding Group,
Inc., Class A* 8,148 20,370
Panhandle Oil and Gas, Inc.,
Class A 1,926 8,340
Par Pacific Holdings, Inc.* 4,313 41,922
PDC Energy, Inc.* 11,215 145,683
Peabody Energy Corp. 6,828 23,147
Penn Virginia Corp.* 1,707 10,737
Petrocorp, Inc.*^∞ 1,500 0
PrimeEnergy Resources
Corp.* 62 3,874
QEP Resources, Inc. 28,159 27,765
Renewable Energy Group,
Inc.* 4,284 106,286
REX American Resources
Corp.* 677 40,268
Ring Energy, Inc.* 7,560 6,814
Rosehill Resources, Inc.* 1,364 622
SandRidge Energy, Inc.* 3,665 7,293
Scorpio Tankers, Inc.(a) 4,948 108,312
SFL Corp. Ltd. 9,513 107,402
SilverBow Resources, Inc.* 1,026 5,551
SM Energy Co.(a) 13,137 53,205
Southwestern Energy Co.* 63,929 206,491
Talos Energy, Inc.* 2,456 27,974
Teekay Corp.* 7,805 29,035
Teekay Tankers Ltd., Class
A*(a) 2,749 55,832
Tellurian, Inc.*(a) 11,888 16,881
Unit Corp.* 6,850 2,315
Uranium Energy Corp.* 20,823 22,905
W&T Offshore, Inc.* 11,415 31,620
Whiting Petroleum Corp.*(a) 11,482 14,467
World Fuel Services Corp. 7,510 187,750
3,016,147
Paper & Forest Products 0.4%
Boise Cascade Co. 4,442 138,901
Clearwater Paper Corp.* 1,926 46,109
Louisiana-Pacific Corp. 13,118 262,360
Neenah, Inc. 1,887 92,199
PH Glatfelter Co.(a) 5,212 76,095
Common Stocks
Shares Value ($)
Paper & Forest Products
Schweitzer-Mauduit
International, Inc. 3,595 115,831
Verso Corp., Class A* 4,108 57,060
788,555
Personal Products 0.3%
BellRing Brands, Inc., Class A* 4,721 82,759
Edgewell Personal Care Co.* 6,293 173,750
elf Beauty, Inc.* 3,292 43,027
Inter Parfums, Inc. 2,096 93,670
Lifevantage Corp.* 1,714 26,567
Medifast, Inc. 1,275 96,747
Nature's Sunshine Products,
Inc.* 728 6,406
Revlon, Inc., Class A*(a) 882 11,748
USANA Health Sciences, Inc.* 1,508 134,544
Youngevity International,
Inc.*(a) 985 1,625
670,843
Pharmaceuticals 2.0%
AcelRx Pharmaceuticals, Inc.* 9,771 15,731
Acer Therapeutics, Inc.* 1,188 2,851
Aclaris Therapeutics, Inc.* 4,055 5,393
Aerie Pharmaceuticals, Inc.*(a) 4,927 75,088
Akorn, Inc.* 11,412 2,397
Amneal Pharmaceuticals, Inc.* 14,104 51,198
Amphastar Pharmaceuticals,
Inc.* 4,176 70,783
ANI Pharmaceuticals, Inc.* 1,147 45,891
Arvinas, Inc.* 2,531 132,878
Assertio Therapeutics, Inc.* 8,093 7,081
Axsome Therapeutics, Inc.* 3,000 285,090
Baudax Bio, Inc.* 970 2,983
BioDelivery Sciences
International, Inc.* 10,145 46,261
Cara Therapeutics, Inc.*(a) 4,578 67,846
cbdMD, Inc.* 1,153 1,111
Cerecor, Inc.* 2,633 6,240
Chiasma, Inc.* 3,240 16,751
Collegium Pharmaceutical,
Inc.*(a) 3,741 77,364
Corcept Therapeutics, Inc.* 11,367 143,906
CorMedix, Inc.*(a) 2,936 12,184
Cymabay Therapeutics, Inc.* 8,670 15,346
Eloxx Pharmaceuticals, Inc.* 3,052 8,912
Endo International plc*(a) 27,124 124,770
Evofem Biosciences, Inc.*(a) 1,713 8,120
Evolus, Inc.*(a) 1,900 7,904
EyePoint Pharmaceuticals,
Inc.* 7,587 7,343
Fulcrum Therapeutics, Inc.* 1,471 18,564
Innoviva, Inc.* 7,389 104,776
Intersect ENT, Inc.* 3,476 39,905
Intra-Cellular Therapies, Inc.* 6,134 108,388
Kala Pharmaceuticals, Inc.*(a) 2,866 28,545
Kaleido Biosciences, Inc.* 614 3,997
Lannett Co., Inc.*(a) 3,697 35,269
Liquidia Technologies, Inc.* 1,673 8,332
Mallinckrodt plc*(a) 10,692 43,410
Marinus Pharmaceuticals, Inc.* 6,396 13,048

98 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Menlo Therapeutics, Inc.* 5,395 9,819
MyoKardia, Inc.* 5,171 324,842
NGM Biopharmaceuticals,
Inc.* 2,898 52,917
Ocular Therapeutix, Inc.*(a) 5,012 28,869
Odonate Therapeutics, Inc.* 1,304 36,708
Omeros Corp.* 5,378 89,382
Optinose, Inc.* 3,119 12,601
Osmotica Pharmaceuticals
plc* 1,435 5,740
Pacira BioSciences, Inc.* 4,755 196,334
Paratek Pharmaceuticals, Inc.* 4,557 18,638
Phathom Pharmaceuticals,
Inc.*(a) 1,277 43,214
Phibro Animal Health Corp.,
Class A 2,338 62,448
Prestige Consumer
Healthcare, Inc.* 5,870 238,850
Reata Pharmaceuticals, Inc.,
Class A* 2,644 418,175
Recro Pharma, Inc.* 2,427 20,532
resTORbio, Inc.* 1,919 2,936
Revance Therapeutics, Inc.* 5,539 102,527
Satsuma Pharmaceuticals,
Inc.* 528 10,349
SIGA Technologies, Inc.* 6,258 36,985
Strongbridge Biopharma plc* 4,463 12,764
Supernus Pharmaceuticals,
Inc.* 5,693 133,216
TherapeuticsMD, Inc.*(a) 24,811 39,201
Theravance Biopharma,
Inc.*(a) 5,708 166,445
Tricida, Inc.* 2,563 77,531
Verrica Pharmaceuticals, Inc.* 1,636 19,747
WaVe Life Sciences Ltd.* 2,837 24,625
Xeris Pharmaceuticals, Inc.* 3,348 9,040
Zogenix, Inc.* 5,162 145,723
Zynerba Pharmaceuticals,
Inc.*(a) 2,615 10,120
3,995,934
Professional Services 1.4%
Acacia Research Corp.* 4,922 12,453
ASGN, Inc.* 5,949 276,331
Barrett Business Services, Inc. 855 41,827
BG Staffing, Inc. 1,247 15,151
CBIZ, Inc.* 5,972 141,835
CRA International, Inc. 799 33,662
Exponent, Inc. 6,023 423,598
Forrester Research, Inc.* 1,205 37,716
Franklin Covey Co.* 1,183 24,547
FTI Consulting, Inc.*(a) 4,335 552,106
GP Strategies Corp.* 1,471 11,709
Heidrick & Struggles
International, Inc. 2,300 51,612
Huron Consulting Group, Inc.* 2,603 145,872
ICF International, Inc. 2,112 155,316
InnerWorkings, Inc.* 5,336 9,445
Insperity, Inc. 4,307 205,487
Kelly Services, Inc., Class A 3,832 59,204
Common Stocks
Shares Value ($)
Professional Services
Kforce, Inc. 2,412 72,239
Korn Ferry 6,428 185,319
Mistras Group, Inc.* 1,957 9,296
Resources Connection, Inc. 3,484 37,906
TriNet Group, Inc.* 5,110 250,237
TrueBlue, Inc.* 4,611 71,609
Upwork, Inc.* 6,903 57,502
Willdan Group, Inc.* 1,187 30,102
2,912,081
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions
SA* 787 6,571
American Realty Investors,
Inc.* 418 3,323
Consolidated-Tomoka Land
Co. 623 26,185
Cushman & Wakefield plc* 13,031 158,587
eXp World Holdings, Inc.* 2,005 18,406
Forestar Group, Inc.* 1,936 25,536
FRP Holdings, Inc.* 842 36,619
Griffin Industrial Realty, Inc. 160 6,147
Kennedy-Wilson Holdings, Inc. 14,372 203,364
Marcus & Millichap, Inc.* 2,695 78,290
Maui Land & Pineapple Co.,
Inc.* 1,093 11,422
Newmark Group, Inc., Class A 17,083 66,282
Rafael Holdings, Inc., Class B* 1,312 18,512
RE/MAX Holdings, Inc., Class
A 2,144 56,366
Realogy Holdings Corp. 13,581 58,941
Redfin Corp.* 10,366 219,034
RMR Group, Inc. (The), Class
A 1,876 55,642
St Joe Co. (The)*(a) 3,883 71,059
Stratus Properties, Inc.* 627 10,515
Tejon Ranch Co.* 2,385 32,674
Transcontinental Realty
Investors, Inc.* 88 1,661
1,165,136
Road & Rail 0.5%
ArcBest Corp. 2,883 58,727
Avis Budget Group, Inc.*(a) 6,859 113,036
Covenant Transportation
Group, Inc., Class A* 1,654 14,687
Daseke, Inc.* 5,855 9,983
Heartland Express, Inc. 5,092 99,752
Hertz Global Holdings, Inc.*(a) 11,474 46,355
Marten Transport Ltd. 4,567 102,392
PAM Transportation Services,
Inc.* 240 9,163
Saia, Inc.* 3,017 279,133
Universal Logistics Holdings,
Inc. 999 13,916
US Xpress Enterprises, Inc.,
Class A* 2,536 11,057
Werner Enterprises, Inc. 5,313 213,158
YRC Worldwide, Inc.*(a) 4,647 7,993
979,352

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Adesto Technologies Corp.* 3,039 36,012
Advanced Energy Industries,
Inc.* 4,431 246,364
Alpha & Omega
Semiconductor Ltd.* 2,261 27,200
Ambarella, Inc.* 3,721 195,650
Amkor Technology, Inc.* 11,331 111,950
Axcelis Technologies, Inc.*(a) 3,693 86,269
AXT, Inc.* 5,277 29,182
Brooks Automation, Inc. 8,486 326,626
Cabot Microelectronics Corp. 3,376 413,695
CEVA, Inc.* 2,627 82,357
Cirrus Logic, Inc.* 6,782 512,719
Cohu, Inc. 4,793 79,228
Diodes, Inc.* 4,896 249,158
DSP Group, Inc.* 2,566 44,264
Enphase Energy, Inc.*(a) 10,690 500,613
FormFactor, Inc.* 8,804 205,133
GSI Technology, Inc.* 1,836 14,192
Ichor Holdings Ltd.* 2,693 67,056
Impinj, Inc.* 1,796 40,338
Inphi Corp.* 5,233 505,194
Lattice Semiconductor Corp.* 14,630 329,321
MACOM Technology Solutions
Holdings, Inc.* 5,348 163,970
MaxLinear, Inc.* 7,637 125,934
NeoPhotonics Corp.* 4,603 44,281
NVE Corp. 581 32,983
Onto Innovation, Inc.* 5,603 181,873
PDF Solutions, Inc.* 3,093 49,395
Photronics, Inc.* 7,406 88,502
Power Integrations, Inc. 3,297 337,448
Rambus, Inc.* 12,691 159,018
Semtech Corp.* 7,672 347,081
Silicon Laboratories, Inc.* 5,004 486,489
SiTime Corp.* 570 12,346
SMART Global Holdings, Inc.* 1,484 37,530
SunPower Corp.*(a) 8,024 58,977
Synaptics, Inc.* 4,011 262,279
Ultra Clean Holdings, Inc.* 4,488 82,534
Veeco Instruments, Inc.* 5,761 62,968
Xperi Corp.(a) 5,755 87,936
6,724,065
Software 4.9%
8x8, Inc.*(a) 11,226 190,393
A10 Networks, Inc.* 5,867 40,072
ACI Worldwide, Inc.* 13,406 367,324
Agilysys, Inc.* 2,303 45,116
Alarm.com Holdings, Inc.* 4,277 191,310
Altair Engineering, Inc., Class
A* 4,626 152,612
American Software, Inc., Class
A 3,532 58,207
Appfolio, Inc., Class A* 1,828 200,824
Appian Corp.*(a) 3,927 179,346
Avaya Holdings Corp.*(a) 11,111 110,443
Benefitfocus, Inc.* 3,737 40,472
Blackbaud, Inc. 5,688 314,319
Blackline, Inc.* 5,084 308,802
Common Stocks
Shares Value ($)
Software
Bottomline Technologies DE,
Inc.* 4,989 207,692
Box, Inc., Class A* 17,001 274,396
ChannelAdvisor Corp.* 3,085 31,868
Cloudera, Inc.* 28,194 233,446
CommVault Systems, Inc.* 4,903 209,309
Cornerstone OnDemand, Inc.* 6,593 221,261
Digimarc Corp.* 1,495 25,041
Digital Turbine, Inc.* 9,676 56,701
Domo, Inc., Class B* 2,237 43,510
Ebix, Inc.(a) 2,782 58,227
eGain Corp.* 2,526 20,966
Envestnet, Inc.* 5,619 351,300
Everbridge, Inc.* 3,870 431,041
Five9, Inc.* 6,963 645,261
ForeScout Technologies,
Inc.*(a) 4,902 155,687
GTY Technology Holdings,
Inc.*(a) 4,860 19,003
Ideanomics, Inc.* 6,324 3,810
Intelligent Systems Corp.* 847 28,408
J2 Global, Inc. 5,429 437,795
LivePerson, Inc.* 7,332 175,528
Majesco* 1,277 7,126
MicroStrategy, Inc., Class A* 947 119,634
Mitek Systems, Inc.* 4,120 38,440
MobileIron, Inc.* 11,992 61,039
Model N, Inc.* 3,830 110,534
OneSpan, Inc.* 3,777 63,454
Pareteum Corp.* 13,495 8,553
Phunware, Inc.* 3,477 2,521
Ping Identity Holding Corp.*(a) 1,635 40,744
Progress Software Corp. 5,267 215,473
PROS Holdings, Inc.* 3,981 136,907
Q2 Holdings, Inc.*(a) 5,081 405,057
QAD, Inc., Class A(a) 1,402 59,333
Qualys, Inc.* 3,919 413,219
Rapid7, Inc.* 5,738 261,366
Rimini Street, Inc.* 2,428 11,217
Rosetta Stone, Inc.* 2,260 38,601
SailPoint Technologies
Holdings, Inc.* 9,904 184,115
SecureWorks Corp., Class A* 1,143 13,007
SharpSpring, Inc.* 1,058 7,290
ShotSpotter, Inc.* 1,020 35,057
Sprout Social, Inc., Class A*(a) 1,110 18,670
SPS Commerce, Inc.* 4,135 229,534
SVMK, Inc.* 10,143 159,245
Synchronoss Technologies,
Inc.* 4,791 16,529
Telenav, Inc.* 3,855 18,003
Tenable Holdings, Inc.* 4,259 110,990
TiVo Corp. 14,308 100,585
Upland Software, Inc.* 2,620 82,871
Varonis Systems, Inc.* 3,531 236,754
Verint Systems, Inc.* 7,716 329,782
VirnetX Holding Corp.* 7,092 39,432
Workiva, Inc.* 4,241 162,642
Yext, Inc.* 11,213 143,526
Zix Corp.* 5,742 31,466

100 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Zuora, Inc., Class A*(a) 10,187 107,677
9,849,883
Specialty Retail 1.9%
Aaron's, Inc. 7,866 251,004
Abercrombie & Fitch Co.,
Class A 7,485 79,191
American Eagle Outfitters, Inc. 18,302 145,501
America's Car-Mart, Inc.* 701 46,231
Asbury Automotive Group,
Inc.* 2,291 154,643
Ascena Retail Group, Inc.* 855 1,240
At Home Group, Inc.*(a) 6,242 14,669
Barnes & Noble Education,
Inc.* 4,950 8,861
Bed Bath & Beyond, Inc.(a) 13,862 85,806
Boot Barn Holdings, Inc.* 3,379 62,376
Buckle, Inc. (The) 3,221 49,314
Caleres, Inc. 4,774 38,717
Camping World Holdings, Inc.,
Class A(a) 3,985 35,347
Cato Corp. (The), Class A 2,412 27,159
Chico's FAS, Inc. 13,352 20,028
Children's Place, Inc. (The)(a) 1,608 47,532
Citi Trends, Inc. 1,183 13,439
Conn's, Inc.*(a) 2,402 16,238
Container Store Group, Inc.
(The)* 1,909 4,009
Designer Brands, Inc., Class A 7,377 46,844
Express, Inc.* 7,889 16,330
GameStop Corp., Class A*(a) 7,638 43,766
Genesco, Inc.* 1,727 32,692
GNC Holdings, Inc., Class
A*(a) 9,407 5,414
Group 1 Automotive, Inc. 2,011 113,802
Guess?, Inc. 5,484 51,275
Haverty Furniture Cos., Inc. 2,179 29,482
Hibbett Sports, Inc.* 1,839 28,376
Hudson Ltd., Class A* 4,859 23,809
J. Jill, Inc.*(a) 2,280 1,038
Lithia Motors, Inc., Class A 2,590 286,350
Lumber Liquidators Holdings,
Inc.*(a) 3,384 23,857
MarineMax, Inc.* 2,687 38,720
Michaels Cos., Inc. (The)* 8,507 25,861
Monro, Inc. 3,791 210,363
Murphy USA, Inc.*(a) 3,394 362,479
National Vision Holdings, Inc.* 9,113 241,495
Office Depot, Inc. 63,270 140,459
Party City Holdco, Inc.* 6,960 5,279
Rent-A-Center, Inc. 5,809 115,628
Restoration Hardware
Holdings, Inc.*(a) 1,982 284,972
RTW Retailwinds, Inc.* 4,112 1,283
Sally Beauty Holdings, Inc.* 13,607 132,124
Shoe Carnival, Inc.(a) 1,041 24,588
Signet Jewelers Ltd.(a) 6,221 62,583
Sleep Number Corp.* 3,330 99,567
Sonic Automotive, Inc., Class
A 2,942 63,047
Common Stocks
Shares Value ($)
Specialty Retail
Sportsman's Warehouse
Holdings, Inc.* 5,196 37,203
Tailored Brands, Inc.(a) 6,505 10,798
Tilly's, Inc., Class A 2,399 14,130
Winmark Corp.(a) 277 41,550
Zumiez, Inc.* 2,218 46,889
3,763,358
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 13,354 113,375
AstroNova, Inc. 827 5,814
Avid Technology, Inc.* 3,378 23,714
Diebold Nixdorf, Inc.* 8,572 42,260
Immersion Corp.* 3,895 27,109
Sonim Technologies, Inc.* 425 417
Stratasys Ltd.*(a) 6,006 106,306
318,995
Textiles, Apparel & Luxury Goods 0.7%
Centric Brands, Inc.* 1,936 1,608
Crocs, Inc.* 8,191 198,632
Culp, Inc. 1,326 9,428
Deckers Outdoor Corp.* 3,271 486,594
Delta Apparel, Inc.* 739 9,518
Fossil Group, Inc.* 6,034 23,895
G-III Apparel Group Ltd.* 5,262 59,618
Kontoor Brands, Inc. 5,149 99,942
Movado Group, Inc. 1,928 19,878
Oxford Industries, Inc. 1,968 82,498
Rocky Brands, Inc. 807 17,310
Steven Madden Ltd. 9,778 245,134
Superior Group of Cos., Inc. 1,226 10,691
Unifi, Inc.* 1,500 15,525
Vera Bradley, Inc.* 2,432 13,400
Vince Holding Corp.* 377 2,251
Wolverine World Wide, Inc. 9,169 187,873
1,483,795
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.* 6,701 154,458
Bridgewater Bancshares, Inc.* 2,562 25,953
Capitol Federal Financial, Inc. 15,368 184,262
Columbia Financial, Inc.*(a) 6,185 87,549
ESSA Bancorp, Inc. 965 11,580
Essent Group Ltd. 11,214 306,366
Federal Agricultural Mortgage
Corp., Class C 1,021 68,029
First Defiance Financial Corp. 4,297 74,682
Flagstar Bancorp, Inc. 4,116 106,646
FS Bancorp, Inc. 535 22,443
Greene County Bancorp, Inc. 344 7,221
Hingham Institution for
Savings 169 25,860
Home Bancorp, Inc. 908 23,063
HomeStreet, Inc. 2,452 62,649
Kearny Financial Corp. 8,940 83,142
Luther Burbank Corp. 2,589 27,858
Merchants Bancorp 894 13,768
Meridian Bancorp, Inc. 5,526 65,096
Meta Financial Group, Inc. 3,944 72,648
MMA Capital Holdings, Inc.*(a) 584 14,898

Nationwide Small Cap Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Mr. Cooper Group, Inc.* 9,243 88,548
NMI Holdings, Inc., Class A* 7,743 104,685
Northfield Bancorp, Inc. 4,967 55,978
Northwest Bancshares, Inc. 13,713 145,495
OceanFirst Financial Corp. 5,909 99,567
Ocwen Financial Corp.* 16,851 7,106
OP Bancorp 1,643 11,600
PCSB Financial Corp. 1,679 22,918
PDL Community Bancorp* 1,199 11,043
PennyMac Financial Services,
Inc. 3,012 90,872
Pioneer Bancorp, Inc.* 1,383 14,632
Provident Bancorp, Inc. 791 7,546
Provident Financial Holdings,
Inc. 656 8,561
Provident Financial Services,
Inc. 7,278 104,439
Prudential Bancorp, Inc. 1,148 14,120
Radian Group, Inc. 23,561 352,944
Riverview Bancorp, Inc. 2,160 11,945
Southern Missouri Bancorp,
Inc. 959 22,757
Sterling Bancorp, Inc. 2,193 7,917
Territorial Bancorp, Inc. 873 21,939
Timberland Bancorp, Inc. 928 17,957
TrustCo Bank Corp. 11,479 72,318
Walker & Dunlop, Inc. 3,185 122,400
Washington Federal, Inc. 9,018 241,141
Waterstone Financial, Inc. 2,702 39,233
Western New England
Bancorp, Inc. 2,933 17,627
WSFS Financial Corp. 5,908 172,395
3,325,854
Tobacco 0.2%
22nd Century Group, Inc.* 13,989 13,152
Turning Point Brands, Inc. 1,071 24,954
Universal Corp. 2,823 136,549
Vector Group Ltd. 12,917 138,212
312,867
Trading Companies & Distributors 1.1%
Applied Industrial
Technologies, Inc. 4,464 233,869
Beacon Roofing Supply, Inc.* 6,319 139,018
BlueLinx Holdings, Inc.* 1,009 5,519
BMC Stock Holdings, Inc.* 7,694 163,497
CAI International, Inc.* 1,799 29,666
DXP Enterprises, Inc.* 1,926 28,736
EVI Industries, Inc.* 556 10,158
Foundation Building Materials,
Inc.* 1,832 21,434
GATX Corp. 4,077 241,766
General Finance Corp.* 1,359 7,923
GMS, Inc.* 4,730 86,937
H&E Equipment Services, Inc. 3,892 63,284
Herc Holdings, Inc.* 2,912 82,206
Kaman Corp. 3,205 124,226
Lawson Products, Inc.* 539 18,116
MRC Global, Inc.* 9,572 51,306
NOW, Inc.* 12,191 75,218
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class A 3,134 117,525
Rush Enterprises, Inc., Class
B 455 16,066
SiteOne Landscape Supply,
Inc.* 4,757 421,613
Systemax, Inc. 1,581 31,399
Textainer Group Holdings Ltd.* 6,037 53,005
Titan Machinery, Inc.* 2,323 21,836
Transcat, Inc.* 776 21,798
Triton International Ltd. 6,297 195,081
Veritiv Corp.* 1,629 15,264
Willis Lease Finance Corp.* 380 7,604
2,284,070
Water Utilities 0.5%
American States Water Co. 4,269 338,831
Artesian Resources Corp.,
Class A 916 31,630
Cadiz, Inc.* 1,744 18,609
California Water Service
Group 5,596 251,372
Consolidated Water Co. Ltd. 1,797 26,991
Global Water Resources, Inc. 1,383 14,867
Middlesex Water Co. 1,863 112,339
Pure Cycle Corp.* 2,316 23,785
SJW Group 3,063 182,340
York Water Co. (The) 1,503 60,601
1,061,365
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.* 4,832 67,358
Gogo, Inc.*(a) 6,356 10,360
Shenandoah
Telecommunications Co. 5,581 298,640
Spok Holdings, Inc. 2,204 22,613
398,971
Total Common Stocks
(cost $225,543,831) 191,547,078
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Oncternal Therapeutics, Inc.,
CVR*∞ 95 195
Pharmaceuticals 0.0%
†
Corium International, Inc.,
CVR*^∞ 5,244 0
Total Rights
(cost $–) 195

102 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Small Cap Index Fund
Short-Term Investment 5.2%
Shares Value ($)
Money Market Fund 5.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 10,464,740 10,464,740
Total Short-Term Investment
(cost $10,464,740) 10,464,740
Repurchase Agreement 0.6%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $1,165,449,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $1,191,495.
(c)(d) 1,165,448 1,165,448
Total Repurchase Agreement
(cost $1,165,448) 1,165,448
Total Investments
(cost $237,174,019) — 100.6% 203,177,461
Liabilities in excess of other assets — (0.6)% (1,212,042)
NET ASSETS — 100.0%
$ 201,965,419
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $20,713,055, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $10,464,740 and $1,165,448, respectively,
and by $10,758,553 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $22,388,741.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $11,630,188.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 160 6/2020 USD 10,453,600 1,746,910
1,746,910
At April 30, 2020, the Fund had $1,133,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Ziegler NYSE Arca Tech 100 Index Fund - April 30, 2020 (Unaudited) - Statement of Investments - 103
Common Stocks 99.2%
Shares Value ($)
Aerospace & Defense 8.5%
Boeing Co. (The) 57,274 8,076,779
General Dynamics Corp. 57,274 7,481,130
L3Harris Technologies, Inc. 57,274 11,093,974
Lockheed Martin Corp. 57,274 22,283,022
Raytheon Technologies Corp. 57,274 3,711,928
52,646,833
Biotechnology 5.9%
Amgen, Inc. 57,274 13,701,086
Biogen, Inc.* 57,274 17,000,642
Gilead Sciences, Inc. 57,274 4,811,016
Myriad Genetics, Inc.* 57,274 885,456
36,398,200
Chemicals 0.4%
DuPont de Nemours, Inc. 57,274 2,693,023
Communications Equipment 5.8%
Ciena Corp.* 57,274 2,648,923
Cisco Systems, Inc. 57,274 2,427,272
F5 Networks, Inc.* 57,274 7,975,977
InterDigital, Inc. 57,274 3,308,719
Juniper Networks, Inc. 57,274 1,237,118
Motorola Solutions, Inc. 57,274 8,236,574
Nokia OYJ, ADR-FI(a) 57,274 205,041
Ubiquiti, Inc.(a) 57,274 9,280,106
Viavi Solutions, Inc.* 57,274 691,870
36,011,600
Diversified Telecommunication Services 0.3%
AT&T, Inc. 57,274 1,745,139
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A 57,274 5,055,003
Corning, Inc. 57,274 1,260,601
FLIR Systems, Inc. 57,274 2,485,692
LG Display Co. Ltd., ADR-KR 57,274 257,733
9,059,029
Energy Equipment & Services 0.4%
Halliburton Co. 57,274 601,377
National Oilwell Varco, Inc. 57,274 723,943
Schlumberger Ltd. 57,274 963,349
2,288,669
Entertainment 0.6%
Activision Blizzard, Inc. 57,274 3,650,072
Health Care Equipment & Supplies 3.6%
Baxter International, Inc. 57,274 5,084,786
Boston Scientific Corp.* 57,274 2,146,629
Danaher Corp. 57,274 9,362,008
Medtronic plc 57,274 5,591,661
22,185,084
Health Care Technology 2.4%
Cerner Corp. 57,274 3,974,243
Veeva Systems, Inc., Class A* 57,274 10,927,879
14,902,122
Household Durables 1.3%
Garmin Ltd. 57,274 4,648,358
iRobot Corp.*(a) 57,274 3,491,423
8,139,781
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.3%
Honeywell International, Inc. 57,274 8,127,181
Interactive Media & Services 2.5%
Facebook, Inc., Class A* 57,274 11,724,561
SINA Corp.* 57,274 1,934,143
Twitter, Inc.* 57,274 1,642,618
15,301,322
Internet & Direct Marketing Retail 2.3%
Alibaba Group Holding Ltd.,
ADR-CN* 57,274 11,607,722
eBay, Inc. 57,274 2,281,223
13,888,945
IT Services 10.7%
Akamai Technologies, Inc.* 57,274 5,596,242
Amdocs Ltd. 57,274 3,690,737
Automatic Data Processing,
Inc. 57,274 8,401,523
DXC Technology Co. 57,274 1,038,378
International Business
Machines Corp. 57,274 7,191,323
LiveRamp Holdings, Inc.* 57,274 2,168,394
Mastercard, Inc., Class A 57,274 15,748,632
VeriSign, Inc.* 57,274 11,998,330
Visa, Inc., Class A 57,274 10,236,009
66,069,568
Life Sciences Tools & Services 6.8%
Agilent Technologies, Inc. 57,274 4,390,625
Illumina, Inc.* 57,274 18,272,124
Thermo Fisher Scientific, Inc. 57,274 19,168,462
41,831,211
Pharmaceuticals 2.0%
AstraZeneca plc, ADR-UK 57,274 2,994,285
Bausch Health Cos., Inc.* 57,274 1,037,805
Bristol-Myers Squibb Co. 57,274 3,482,832
Novartis AG, ADR-CH 57,274 4,852,826
12,367,748
Semiconductors & Semiconductor Equipment 20.2%
Advanced Micro Devices, Inc.* 57,274 3,000,585
Analog Devices, Inc. 57,274 6,277,230
Applied Materials, Inc. 57,274 2,845,372
ASML Holding NV
(Registered), NYRS-NL 57,274 16,519,540
Broadcom, Inc. 57,274 15,556,764
FormFactor, Inc.* 57,274 1,334,484
Intel Corp. 57,274 3,435,294
KLA Corp. 57,274 9,398,091
Lam Research Corp. 57,274 14,620,907
Microchip Technology, Inc.(a) 57,274 5,024,648
Micron Technology, Inc.* 57,274 2,742,852
NVIDIA Corp. 57,274 16,740,045
NXP Semiconductors NV 57,274 5,702,772
ON Semiconductor Corp.* 57,274 918,961
QUALCOMM, Inc. 57,274 4,505,745
Teradyne, Inc. 57,274 3,581,916
Texas Instruments, Inc. 57,274 6,647,793
Xilinx, Inc. 57,274 5,005,748
Xperi Corp.(a) 57,274 875,147
124,733,894

104 - Statement of Investments - April 30, 2020 (Unaudited) - Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Software 18.1%
Adobe, Inc.* 57,274 20,254,377
Check Point Software
Technologies Ltd.* 57,274 6,056,153
Citrix Systems, Inc. 57,274 8,305,303
Intuit, Inc. 57,274 15,453,098
J2 Global, Inc. 57,274 4,618,575
Microsoft Corp.(a) 57,274 10,264,074
NortonLifeLock, Inc. 57,274 1,218,218
Open Text Corp. 57,274 2,173,548
Oracle Corp. 57,274 3,033,804
Progress Software Corp. 57,274 2,343,079
PTC, Inc.* 57,274 3,966,225
salesforce.com, Inc.* 57,274 9,275,524
SAP SE, ADR-DE 57,274 6,789,260
Synopsys, Inc.* 57,274 8,998,891
Teradata Corp.* 57,274 1,408,368
VMware, Inc., Class A*(a) 57,274 7,532,676
111,691,173
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.(a) 57,274 16,827,101
HP, Inc. 57,274 888,320
NetApp, Inc. 57,274 2,506,883
Seagate Technology plc(a) 57,274 2,860,836
Western Digital Corp. 57,274 2,639,186
Xerox Holdings Corp. 57,274 1,047,542
26,769,868
Wireless Telecommunication Services 0.2%
Telephone and Data Systems,
Inc. 57,274 1,123,716
Total Common Stocks
(cost $259,676,838) 611,624,178
Exchange Traded Fund 0.5%
Equity Fund 0.5%
Invesco QQQ Trust(a) 16,500 3,612,015
Total Exchange Traded Fund
(cost $2,637,169) 3,612,015
Short-Term Investment 1.4%
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.20%
(b)(c) 8,401,421 8,401,421
Total Short-Term Investment
(cost $8,401,421) 8,401,421
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.03%, dated 4/30/2020,
due 5/1/2020, repurchase
price $935,659,
collateralized by U.S.
Treasury Note, 1.50%,
maturing 8/15/2026; total
market value $956,570.
(c)(d) 935,658 935,658
Total Repurchase Agreement
(cost $935,658) 935,658
Total Investments
(cost $271,651,086) — 101.3% 624,573,272
Liabilities in excess of other assets — (1.3)% (8,036,855)
NET ASSETS — 100.0%
$ 616,536,417
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at April 30,
2020. The total value of securities on loan at April 30, 2020 was $15,981,702, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $8,401,421 and $935,658, respectively, and
by $7,349,421 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.38%, and maturity dates ranging from 6/4/2020 –
5/15/2049; total value of $16,686,500.
(b) Represents 7-day effective yield as of April 30, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2020 was $9,337,079.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

106 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 83,300 $ —
Investment securities of unaffiliated issuers, at value
*
868,257,000 1,101,998,906
Repurchase agreement, at value 12,726 2,518,038
Cash 40,879,657 4,479,978
Deposits with broker for futures contracts — 4,321,803
Foreign currencies, at value — 21,469,786
Interest and dividends receivable 4,691,703 4,421,277
Security lending income receivable — 45,089
Receivable for investments sold 9,669,104 4,148,039
Receivable for capital shares issued 532,239 126,081
Reclaims receivable — 2,544,765
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 43,235 64,621
Total Assets 924,168,964 1,146,138,383
Liabilities:
Payable for investments purchased 48,391,836 4,146,631
Distributions payable 64,304 —
Payable for capital shares redeemed 431,146 158,419
Payable for variation margin on futures contracts — 384,992
Payable upon return of securities loaned (Note 2) 126,997 25,127,896
Accrued expenses and other payables:
Investment advisory fees 116,783 211,706
Fund administration fees 32,548 42,788
Distribution fees 45,757 37,111
Administrative servicing fees 26,210 52,032
Accounting and transfer agent fees 16,626 6,830
Trustee fees 3,333 4,938
Custodian fees 17,164 8,172
Compliance program costs (Note 3) 1,024 1,558
Professional fees 22,772 2,568
Printing fees 17,431 13,484
Other 7,207 92,963
Total Liabilities 49,321,138 30,292,088
Net Assets $ 874,847,826 $ 1,115,846,295
* Includes value of securities on loan (Note 2) 123,642 42,869,865
Cost of investment securities of affiliated issuers 43,861 —
Cost of investment securities of unaffiliated issuers 805,627,137 1,067,977,633
Cost of repurchase agreement 12,726 2,518,038
Cost of foreign currencies — 21,262,732
Represented by:
Capital $ 817,097,214 $ 1,197,695,786
Total distributable earnings (loss) 57,750,612 (81,849,491)
Net Assets $ 874,847,826 $ 1,115,846,295

Index Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 107
Nationwide Mid Cap
Market Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
Nationwide Ziegler NYSE
Arca Tech 100 Index Fund
$ — $ — $ — $ —
696,385,591 1,008,868,790 202,012,013 623,637,614
1,420,341 226,401 1,165,448 935,658
18,017,662 21,400,232 9,726,448 1,498,496
2,077,800 1,927,200 1,133,600 —
— — — —
336,614 865,182 58,431 236,292
7,375 7,167 20,432 4,356
664,477 — — —
451,235 505,127 377,301 538,933
— — — —
— — 4,022 —
49,893 69,830 44,429 41,607
719,410,988 1,033,869,929 214,542,124 626,892,956
3,646,150 — 1,189 —
— — — —
474,005 1,729,698 277,518 524,794
650,139 305,232 413,796 —
14,173,806 2,259,295 11,630,188 9,337,079
97,995 95,432 25,674 134,661
30,915 41,423 44,930 26,581
52,228 124,173 30,210 108,291
28,374 288,217 42,341 129,171
9,209 18,176 7,832 27,485
3,323 6,529 1,061 2,611
21,383 24,966 5,252 13,183
1,011 1,285 315 780
17,148 24,168 17,024 15,273
24,207 14,338 18,097 34,966
93,663 88,141 61,278 1,664
19,323,556 5,021,073 12,576,705 10,356,539
$ 700,087,432 $ 1,028,848,856 $ 201,965,419 $ 616,536,417
31,438,322 5,413,017 20,713,055 15,981,702
— — — —
692,558,232 852,650,619 236,008,571 270,715,428
1,420,341 226,401 1,165,448 935,658
— — — —
$ 690,640,777 $ 877,514,544 $ 244,596,291 $ 266,716,552
9,446,655 151,334,312 (42,630,872) 349,819,865
$ 700,087,432 $ 1,028,848,856 $ 201,965,419 $ 616,536,417

108 - Statements of Assets and Liabilities - April 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Net Assets:
Class A Shares $ 220,986,595 $ 157,638,047
Class C Shares 1,303,242 3,509,188
Class R Shares — 19,996,193
Class R6 Shares 645,370,522 929,014,779
Institutional Service Class Shares 7,187,467 5,688,088
Service Class Shares — —
Total $ 874,847,826 $ 1,115,846,295
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 18,818,704 24,108,702
Class C Shares 110,981 577,968
Class R Shares — 3,066,972
Class R6 Shares 55,064,486 141,003,412
Institutional Service Class Shares 613,415 864,692
Service Class Shares — —
Total 74,607,586 169,621,746
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .74 (a) $ 6 .54 (b)
Class C Shares $ 11 .74 (c) $ 6 .07 (c)
Class R Shares $ — $ 6 .52
Class R6 Shares $ 11 .72 $ 6 .59
Institutional Service Class Shares $ 11 .72 $ 6 .58
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .01 $ 6 .94
Maximum Sales Charge:
Class A Shares 2 .25% 5 .75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - April 30, 2020 (Unaudited) - Statements of Assets and Liabilities - 109
Nationwide Mid Cap
Market Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
Nationwide Ziegler NYSE
Arca Tech 100 Index Fund
$ 205,569,123 $ 119,109,085 $ 119,769,955 $ 315,897,208
10,275,428 48,153,015 3,892,837 60,120,347
14,334,953 100,714,812 13,020,158 —
457,207,717 192,039,447 60,865,958 20,017,247
12,700,211 343,249,342 4,416,511 220,501,615
— 225,583,155 — —
$ 700,087,432 $ 1,028,848,856 $ 201,965,419 $ 616,536,417
16,751,988 8,251,405 15,570,682 3,453,293
933,786 3,430,412 553,848 746,170
1,189,771 7,010,185 1,727,855 —
36,475,469 13,163,499 7,669,136 216,578
1,013,348 23,601,327 557,026 2,385,160
— 15,608,956 — —
56,364,362 71,065,784 26,078,547 6,801,201
$ 12 .27 (b) $ 14 .44 (b) $ 7 .69 (b) $ 91 .48 (b)
$ 11 .00 (c) $ 14 .04 (c) $ 7 .03 (c) $ 80 .57 (c)
$ 12 .05 $ 14 .37 $ 7 .54 $ —
$ 12 .53 $ 14 .59 $ 7 .94 $ 92 .43
$ 12 .53 $ 14 .54 $ 7 .93 $ 92 .45
$ — $ 14 .45 $ — $ —
$ 13 .02 $ 15 .32 $ 8 .16 $ 97 .06
5 .75% 5 .75% 5 .75% 5 .75%

110 - Statements of Operations - For the Six Months Ended April 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Nationwide
International Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 12,046,440 $ —
Interest income from affiliated issuers 2,529 —
Dividend income from unaffiliated issuers — 16,841,619
Income from securities lending (Note 2) — 121,635
Foreign tax withholding — (1,401,588)
Total Income 12,048,969 15,561,666
EXPENSES:
Investment advisory fees 863,783 1,526,434
Fund administration fees 154,613 202,384
Distribution fees Class A 280,550 220,327
Distribution fees Class C 5,340 12,834
Distribution fees Class R — 27,080
Distribution fees Service Class — —
Administrative servicing fees Class A 190,719 149,822
Administrative servicing fees Class C 534 1,286
Administrative servicing fees Class R — 11,982
Administrative servicing fees Institutional Service Class 9,345 5,073
Administrative servicing fees Service Class — —
Registration and filing fees 28,601 33,644
Professional fees 39,097 54,923
Printing fees 9,812 10,927
Trustee fees 15,388 20,785
Custodian fees 19,245 34,088
Accounting and transfer agent fees 35,721 15,427
Compliance program costs (Note 3) 1,765 2,366
Other 13,578 81,692
Total expenses before fees waived and expenses reimbursed 1,668,091 2,411,074
Investment advisory fees waived (Note 3) (93,374) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 1,574,717 2,411,074
NET INVESTMENT INCOME 10,474,252 13,150,592
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 4,883,516 (20,918,387)
Expiration or closing of futures contracts (Note 2) — (1,967,440)
Foreign currency transactions (Note 2) — (289,475)
Net realized gains (losses) 4,883,516 (23,175,302)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (3,893) —
Investment securities of unaffiliated issuers 22,869,811 (181,153,343)
Futures contracts (Note 2) — 1,054,762
Translation of assets and liabilities denominated in foreign currencies — 301,975
Net change in unrealized appreciation/depreciation 22,865,918 (179,796,606)
Net realized/unrealized gains (losses) 27,749,434 (202,971,908)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 38,223,686 $ (189,821,316)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Six Months Ended April 30, 2020 (Unaudited) - Statements of Operations - 111
Nationwide Mid Cap
Market Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
Nationwide Ziegler NYSE
Arca Tech 100 Index Fund
$ 87,783 $ 71,270 $ 24,967 $ 19,019
— — — —
7,330,621 10,990,559 1,851,509 5,293,356
44,286 15,535 146,797 25,573
(775) — (1,447) (88,040)
7,461,915 11,077,364 2,021,826 5,249,908
759,999 666,222 218,284 896,308
138,177 173,109 64,547 119,207
308,799 158,689 174,840 418,697
65,316 256,900 24,558 315,759
46,094 239,580 35,684 —
— 181,936 — —
185,213 120,604 118,891 167,430
5,220 17,983 2,209 30,537
20,282 116,044 16,426 —
11,316 457,205 6,473 150,115
— 303,224 — —
35,021 43,098 33,366 37,978
29,534 32,822 20,380 26,740
15,178 13,518 10,213 39,670
12,942 18,158 3,955 10,709
20,573 28,574 7,952 15,661
15,136 31,526 10,570 54,954
1,455 2,048 443 1,221
53,755 58,402 10,901 9,585
1,724,010 2,919,642 759,692 2,294,571
(38,973) — (22,975) —
— — (35,067) —
1,685,037 2,919,642 701,650 2,294,571
5,776,878 8,157,722 1,320,176 2,955,337
6,812,787 (1,505,069) (6,053,528) 5,868,259
(2,192,219) (1,808,577) (848,966) —
— — — —
4,620,568 (3,313,646) (6,902,494) 5,868,259
— — — —
(124,967,431) (42,022,649) (32,011,609) (10,070,693)
2,715,560 2,711,187 1,705,002 —
— — — —
(122,251,871) (39,311,462) (30,306,607) (10,070,693)
(117,631,303) (42,625,108) (37,209,101) (4,202,434)
$ (111,854,425) $ (34,467,386) $ (35,888,925) $ (1,247,097)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 10,474,252 $ 21,056,676
Net realized gains (losses) 4,883,516 2,595,350
Net change in unrealized appreciation/depreciation 22,865,918 63,733,880
Change in net assets resulting from operations 38,223,686 87,385,906
Distributions to Shareholders From:
Distributable earnings:
Class A (2,350,253) (5,091,134)
Class C (7,546) (20,654)
Class R — —
Class R6 (8,822,662) (16,806,642)
Institutional Service Class (84,846) (144,793)
Change in net assets from shareholder distributions (11,265,307) (22,063,223)
Change in net assets from capital transactions (16,352,666) 25,255,817
Change in net assets 10,605,713 90,578,500
Net Assets:
Beginning of period 864,242,113 773,663,613
End of period $ 874,847,826 $ 864,242,113
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 42,750,122 $ 87,281,932
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 1,916,139 4,210,906
Cost of shares redeemed (56,596,728) (71,261,618)
Total Class A Shares (11,930,467) 20,231,220
Class C Shares
Proceeds from shares issued 359,236 355,197
Dividends reinvested 7,485 20,170
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (139,334) (585,029)
Total Class C Shares 227,387 (209,662)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 194,330,614 132,222,253
Dividends reinvested 8,822,662 16,806,642
Cost of shares redeemed (207,376,596) (147,591,451)
Total Class R6 Shares (4,223,320) 1,437,444
Institutional Service Class Shares
Proceeds from shares issued 1,263,971 5,586,481
Dividends reinvested 84,846 144,793
Cost of shares redeemed (1,775,083) (1,934,459)
Total Institutional Service Class Shares (426,266) 3,796,815
Change in net assets from capital transactions $ (16,352,666) $ 25,255,817

Index Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 113
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 13,150,592 $ 39,988,093 $ 5,776,878 $ 11,074,850
(23,175,302) 40,261,384 4,620,568 149,971,225
(179,796,606) 58,928,831 (122,251,871) (96,685,463)
(189,821,316) 139,178,308 (111,854,425) 64,360,612
(4,560,189) (11,309,836) (12,982,954) (47,454,247)
(70,533) (192,648) (745,594) (3,347,223)
(265,629) (474,500) (979,713) (3,899,008)
(28,058,110) (77,508,546) (25,051,481) (79,781,848)
(164,225) (402,730) (787,273) (3,602,947)
(33,118,686) (89,888,260) (40,547,015) (138,085,273)
(2,037,769) (158,764,873) 15,926,860 (329,962,615)
(224,977,771) (109,474,825) (136,474,580) (403,687,276)
1,340,824,066 1,450,298,891 836,562,012 1,240,249,288
$ 1,115,846,295 $ 1,340,824,066 $ 700,087,432 $ 836,562,012
$ 16,781,593 $ 42,731,628 $ 16,393,193 $ 38,903,844
946 19,021 1,021 55,007
4,377,315 10,752,228 11,927,374 43,305,230
(24,519,181) (68,242,701) (44,778,725) (73,273,999)
(3,359,327) (14,739,824) (16,457,137) 8,990,082
1,598,147 578,820 429,833 2,254,708
63,805 173,872 739,282 3,290,386
(946) (19,021) (1,021) (55,007)
(665,662) (1,802,507) (3,481,238) (7,107,729)
995,344 (1,068,836) (2,313,144) (1,617,642)
12,408,106 5,926,592 3,538,028 9,323,072
237,089 386,636 755,229 2,099,101
(1,693,722) (3,540,490) (6,977,631) (13,089,835)
10,951,473 2,772,738 (2,684,374) (1,667,662)
87,873,708 91,405,665 63,555,566 78,041,715
28,058,110 77,508,501 24,818,711 79,340,654
(125,822,323) (315,596,647) (50,767,884) (488,912,755) (a)
(9,890,505) (146,682,481) 37,606,393 (331,530,386)
943,737 7,102,946 1,518,921 4,164,506
150,643 343,289 787,273 3,602,947
(1,829,134) (6,492,705) (2,531,072) (11,904,460)
(734,754) 953,530 (224,878) (4,137,007)
$ (2,037,769) $ (158,764,873) $ 15,926,860 $ (329,962,615)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 3,724,704 8,032,822
Issued in class conversion (Note 1) — —
Reinvested 166,502 382,245
Redeemed (4,972,630) (6,495,749)
Total Class A Shares (1,081,424) 1,919,318
Class C Shares
Issued 31,401 32,102
Reinvested 650 1,832
Redeemed in class conversion (Note 1) — —
Redeemed (12,323) (52,079)
Total Class C Shares 19,728 (18,145)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 17,158,898 12,148,901
Reinvested 767,705 1,527,800
Redeemed (18,343,322) (13,557,557)
Total Class R6 Shares (416,719) 119,144
Institutional Service Class Shares
Issued 110,805 514,547
Reinvested 7,387 13,106
Redeemed (156,527) (177,066)
Total Institutional Service Class Shares (38,335) 350,587
Total change in shares (1,516,750) 2,370,904
Amounts designated as "—" are zero or have been rounded to zero.
(a) Amount includes in-kind redemptions. (See Note 3)

Index Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 115
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
2,450,216 5,658,555 1,213,452 2,574,418
131 2,560 75 3,752
551,299 1,513,509 785,536 3,288,570
(3,301,492) (9,009,065) (3,200,983) (4,836,255)
(299,846) (1,834,441) (1,201,920) 1,030,485
272,774 82,164 34,979 167,680
8,622 26,274 54,081 276,733
(141) (2,745) (83) (4,158)
(98,118) (259,239) (269,761) (545,472)
183,137 (153,546) (180,784) (105,217)
1,921,249 790,251 257,239 653,779
29,898 54,400 50,517 162,096
(231,057) (479,247) (508,191) (888,195)
1,720,090 365,404 (200,435) (72,320)
12,062,599 12,206,584 5,460,591 5,525,363
3,511,653 10,856,606 1,609,330 5,895,360
(17,401,339) (42,145,329) (3,514,800) (29,425,844) (a)
(1,827,087) (19,082,139) 3,555,121 (18,005,121)
133,862 940,034 106,074 278,491
18,878 47,964 50,954 268,206
(242,700) (836,375) (186,578) (783,672)
(89,960) 151,623 (29,550) (236,975)
(313,666) (20,553,099) 1,942,432 (17,389,148)

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Index Funds
Nationwide S&P 500 Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 8,157,722 $ 27,891,765
Net realized gains (losses) (3,313,646) 1,072,927,650
Net change in unrealized appreciation/depreciation (39,311,462) (919,111,663)
Change in net assets resulting from operations (34,467,386) 181,707,752
Distributions to Shareholders From:
Distributable earnings:
Class A (7,123,134) (18,569,635)
Class C (2,765,851) (6,443,983)
Class R (5,056,098) (10,455,217)
Class R6 (9,498,452) (145,058,984)
Institutional Service Class (20,921,657) (45,647,981)
Service Class (13,543,698) (37,153,701)
Change in net assets from shareholder distributions (58,908,890) (263,329,501)
Change in net assets from capital transactions 52,027,470 (1,745,947,477)
Change in net assets (41,348,806) (1,827,569,226)
Net Assets:
Beginning of period 1,070,197,662 2,897,766,888
End of period $ 1,028,848,856 $ 1,070,197,662
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 18,953,569 $ 37,733,375
Proceeds from shares issued from class conversion (Note 1) — 121,945
Dividends reinvested 6,726,980 16,845,251
Cost of shares redeemed (26,910,716) (53,999,858)
Total Class A Shares (1,230,167) 700,713
Class C Shares
Proceeds from shares issued 5,207,256 14,346,442
Dividends reinvested 2,659,841 6,147,887
Cost of shares redeemed in class conversion (Note 1) — (121,945)
Cost of shares redeemed (6,836,130) (14,228,761)
Total Class C Shares 1,030,967 6,143,623
Class R Shares
Proceeds from shares issued 27,804,228 36,938,627
Dividends reinvested 4,997,343 10,254,971
Cost of shares redeemed (15,949,902) (26,342,625)
Total Class R Shares 16,851,669 20,850,973
Class R6 Shares
Proceeds from shares issued 59,083,196 59,758,735
Dividends reinvested 9,259,984 144,882,667
Cost of shares redeemed (26,851,881) (2,008,080,961) (a)
Total Class R6 Shares 41,491,299 (1,803,439,559)
Institutional Service Class Shares
Proceeds from shares issued 40,001,125 56,798,885
Dividends reinvested 20,884,188 45,560,340
Cost of shares redeemed (59,538,053) (59,250,312)
Total Institutional Service Class Shares 1,347,260 43,108,913
Service Class Shares
Proceeds from shares issued 10,596,061 18,628,978
Dividends reinvested 13,543,698 37,153,701
Cost of shares redeemed (31,603,317) (69,094,819)
Total Service Class Shares (7,463,558) (13,312,140)
Change in net assets from capital transactions $ 52,027,470 $ (1,745,947,477)

Index Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 117
Nationwide Small Cap Index Fund Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
$ 1,320,176 $ 2,876,422 $ 2,955,337 $ 5,230,578
(6,902,494) 55,378,048 5,868,259 5,189,402
(30,306,607) (44,821,595) (10,070,693) 88,975,061
(35,888,925) 13,432,875 (1,247,097) 99,395,041
(10,413,998) (62,000,822) (5,358,797) (8,971,382)
(401,261) (2,086,144) (1,038,390) (1,653,505)
(1,066,785) (3,633,425) — —
(4,750,685) (31,075,643) (343,861) (519,680)
(377,751) (2,062,207) (4,176,577) (6,288,300)
— — — —
(17,010,480) (100,858,241) (10,917,625) (17,432,867)
5,745,491 (95,734,609) (49,103,282) 27,435,802
(47,153,914) (183,159,975) (61,268,004) 109,397,976
249,119,333 432,279,308 677,804,421 568,406,445
$ 201,965,419 $ 249,119,333 $ 616,536,417 $ 677,804,421
$ 12,084,644 $ 38,718,786 $ 19,754,950 $ 72,816,999
— 35,655 150,997 1,100,370
9,966,232 60,505,350 5,191,348 8,697,874
(23,219,830) (106,885,799) (42,165,401) (90,359,135)
(1,168,954) (7,626,008) (17,068,106) (7,743,892)
75,743 876,001 4,394,078 16,528,564
393,284 2,035,786 996,373 1,584,140
— (35,655) (150,997) (1,100,370)
(908,402) (2,655,888) (7,772,057) (20,800,543)
(439,375) 220,244 (2,532,603) (3,788,209)
2,908,090 8,395,811 — —
1,004,651 3,212,708 — —
(2,211,090) (5,457,695) — —
1,701,651 6,150,824 — —
10,195,709 17,203,231 6,302,837 7,772,734
4,750,685 31,075,643 340,797 511,433
(9,227,646) (143,393,317) (a) (5,052,198) (6,900,969)
5,718,748 (95,114,443) 1,591,436 1,383,198
419,380 4,970,889 36,644,137 124,437,037
377,751 2,043,446 3,998,806 6,046,789
(863,710) (6,379,561) (71,736,952) (92,899,121)
(66,579) 634,774 (31,094,009) 37,584,705
— — — —
— — — —
— — — —
— — — —
$ 5,745,491 $ (95,734,609) $ (49,103,282) $ 27,435,802

The accompanying notes are an integral part of these financial statements.
118 - Statements of Changes in Net Assets - April 30, 2020 (Unaudited) - Index Funds
Nationwide S&P 500 Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 1,274,629 2,523,010
Issued in class conversion (Note 1) — 8,071
Reinvested 428,550 1,265,600
Redeemed (1,774,762) (3,585,684)
Total Class A Shares (71,583) 210,997
Class C Shares
Issued 357,068 1,000,958
Reinvested 173,281 475,213
Redeemed in class conversion (Note 1) — (8,284)
Redeemed (471,437) (994,017)
Total Class C Shares 58,912 473,870
Class R Shares
Issued 1,907,228 2,479,823
Reinvested 319,222 773,449
Redeemed (1,080,313) (1,798,158)
Total Class R Shares 1,146,137 1,455,114
Class R6 Shares
Issued 3,735,831 3,929,330
Reinvested 586,427 10,838,358
Redeemed (1,715,127) (128,829,602) (a)
Total Class R6 Shares 2,607,131 (114,061,914)
Institutional Service Class Shares
Issued 2,645,713 3,806,619
Reinvested 1,321,980 3,394,089
Redeemed (3,800,563) (3,858,264)
Total Institutional Service Class Shares 167,130 3,342,444
Service Class Shares
Issued 722,779 1,248,402
Reinvested 861,902 2,790,068
Redeemed (2,062,981) (4,619,735)
Total Service Class Shares (478,300) (581,265)
Total change in shares 3,429,427 (109,160,754)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Amount includes in-kind redemptions. (See Note 3)

Index Funds - April 30, 2020 (Unaudited) - Statements of Changes in Net Assets - 119
Nationwide Small Cap Index Fund Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020 (Unaudited)
Year Ended
October 31, 2019
1,418,617 3,798,415 212,561 849,911
— 3,838 1,646 12,326
1,025,332 7,054,521 53,905 110,364
(2,574,098) (11,163,227) (462,672) (1,056,033)
(130,149) (306,453) (194,560) (83,432)
8,760 100,714 54,318 217,149
44,189 256,991 11,626 23,120
— (4,165) (1,865) (13,931)
(114,273) (301,666) (97,297) (271,481)
(61,324) 51,874 (33,218) (45,143)
339,225 850,756 — —
105,420 380,765 — —
(246,418) (565,022) — —
198,227 666,499 — —
1,203,969 1,719,873 65,258 88,927
475,459 3,518,070 3,553 6,344
(966,843) (11,906,610) (a) (55,399) (77,909)
712,585 (6,668,667) 13,412 17,362
48,707 501,756 400,798 1,433,053
37,751 231,642 41,373 75,068
(94,963) (675,611) (769,795) (1,075,468)
(8,505) 57,787 (327,624) 432,653
— — — —
— — — —
— — — —
— — — —
710,834 (6,198,960) (541,990) 321,440

120 - Financial Highlights - April 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bond Index Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .37 0.11 0.38 0.49 (0.12) — (0.12) $ 11 .74 4.33% $ 220,986,595 0.65% 1.93% 0.67% 82.83%
Year Ended October 31, 2019 $ 10 .51 0.25 0.87 1.12 (0.26) — (0.26) $ 11 .37 10.75% $ 226,260,387 0.66% 2.24% 0.67% 98.29%
Year Ended October 31, 2018 $ 11 .04 0.22 (0.51) (0.29) (0.24) — (0.24) $ 10 .51 (2.68)% $ 188,895,228 0.67% 2.08% 0.67% 163.27%
Year Ended October 31, 2017 $ 11 .25 0.20 (0.19) 0.01 (0.21) (0.01) (0.22) $ 11 .04 0.17% $ 213,022,268 0.67% 1.77% 0.67% 213.42%
Year Ended October 31, 2016 $ 11 .14 0.20 0.20 0.40 (0.23) (0.06) (0.29) $ 11 .25 3.63% $ 185,557,723 0.67% 1.81% 0.67% 147.02%
Year Ended October 31, 2015 $ 11 .31 0.18 (0.03) 0.15 (0.20) (0.12) (0.32) $ 11 .14 1.36% $ 206,342,539 0.66% 1.64% 0.66% 297.27%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .37 0.07 0.38 0.45 (0.08) — (0.08) $ 11 .74 3.98% $ 1,303,242 1.33% 1.24% 1.35% 82.83%
Year Ended October 31, 2019 $ 10 .50 0.17 0.88 1.05 (0.18) — (0.18) $ 11 .37 10.11% $ 1,037,563 1.34% 1.55% 1.36% 98.29%
Year Ended October 31, 2018 $ 11 .04 0.15 (0.53) (0.38) (0.16) — (0.16) $ 10 .50 (3.43)% $ 1,149,194 1.35% 1.38% 1.35% 163.27%
Year Ended October 31, 2017 $ 11 .25 0.12 (0.18) (0.06) (0.14) (0.01) (0.15) $ 11 .04 (0.51)% $ 1,938,975 1.35% 1.09% 1.35% 213.42%
Year Ended October 31, 2016 $ 11 .14 0.13 0.19 0.32 (0.15) (0.06) (0.21) $ 11 .25 2.95% $ 2,264,316 1.33% 1.13% 1.33% 147.02%
Year Ended October 31, 2015 $ 11 .31 0.11 (0.04) 0.07 (0.12) (0.12) (0.24) $ 11 .14 0.68% $ 1,603,592 1.34% 0.95% 1.34% 297.27%
Class R6 Shares(g)
Six Months Ended April 30,
2020 (Unaudited) $ 11 .35 0.13 0.38 0.51 (0.14) — (0.14) $ 11 .72 4.55% $ 645,370,522 0.23% 2.35% 0.25% 82.83%
Year Ended October 31, 2019 $ 10 .48 0.29 0.88 1.17 (0.30) — (0.30) $ 11 .35 11.34% $ 629,549,890 0.24% 2.66% 0.26% 98.29%
Year Ended October 31, 2018 $ 11 .02 0.27 (0.53) (0.26) (0.28) — (0.28) $ 10 .48 (2.38)% $ 580,461,810 0.26% 2.48% 0.26% 163.27%
Year Ended October 31, 2017 $ 11 .23 0.24 (0.18) 0.06 (0.26) (0.01) (0.27) $ 11 .02 0.58% $ 820,367,755 0.26% 2.19% 0.26% 213.42%
Year Ended October 31, 2016 $ 11 .11 0.25 0.20 0.45 (0.27) (0.06) (0.33) $ 11 .23 4.16% $ 712,093,601 0.26% 2.22% 0.26% 147.02%
Year Ended October 31, 2015 $ 11 .29 0.23 (0.04) 0.19 (0.25) (0.12) (0.37) $ 11 .11 1.69% $ 803,043,994 0.25% 2.05% 0.25% 297.27%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 11 .35 0.12 0.40 0.52 (0.15) — (0.15) $ 11 .72 4.43% $ 7,187,467 0.48% 2.10% 0.50% 82.83%
Year Ended October 31, 2019 $ 10 .48 0.26 0.89 1.15 (0.28) — (0.28) $ 11 .35 11.06% $ 7,394,273 0.49% 2.40% 0.51% 98.29%
Year Ended October 31, 2018 $ 11 .02 0.25 (0.53) (0.28) (0.26) — (0.26) $ 10 .48 (2.59)% $ 3,157,381 0.50% 2.31% 0.50% 163.27%
Period Ended October 31, 2017(h) $ 10 .92 0.23 0.10 0.33 (0.22) (0.01) (0.23) $ 11 .02 3.07% $ 171,472 0.45% 2.27% 0.45% 213.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

Index Funds - April 30, 2020 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide International Index Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7 .85 0.06 (1.18) (1.12) (0.08) (0.11) (0.19) $ 6 .54 (14.67)% $ 157,638,047 0.74% 1.75% 0.74% 3.04%
Year Ended October 31, 2019 $ 7 .57 0.20 0.54 0.74 (0.29) (0.17) (0.46) $ 7 .85 10.47% $ 191,579,164 0.74% 2.65% 0.74% 3.75%
Year Ended October 31, 2018 $ 8 .72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) $ 7 .57 (7.62)% $ 198,583,745 0.71% 2.39% 0.71% 9.38%
Year Ended October 31, 2017 $ 7 .25 0.18 1.48 1.66 (0.17) (0.02) (0.19) $ 8 .72 23.17% $ 190,918,580 0.71% 2.29% 0.71% 6.07%
Year Ended October 31, 2016 $ 7 .75 0.18 (0.42) (0.24) (0.19) (0.07) (0.26) $ 7 .25 (3.13)% $ 154,817,735 0.72% 2.55% 0.72% 6.09%
Year Ended October 31, 2015 $ 8 .14 0.20 (0.34) (0.14) (0.22) (0.03) (0.25) $ 7 .75 (1.78)% $ 170,696,771 0.70% 2.50% 0.70% 6.69%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7 .32 0.04 (1.11) (1.07) (0.07) (0.11) (0.18) $ 6 .07 (15.06)% $ 3,509,188 1.42% 1.10% 1.42% 3.04%
Year Ended October 31, 2019 $ 7 .08 0.14 0.50 0.64 (0.23) (0.17) (0.40) $ 7 .32 9.75% $ 2,888,515 1.42% 1.97% 1.42% 3.75%
Year Ended October 31, 2018 $ 8 .21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) $ 7 .08 (8.18)% $ 3,880,028 1.38% 1.70% 1.38% 9.38%
Year Ended October 31, 2017 $ 6 .84 0.11 1.40 1.51 (0.12) (0.02) (0.14) $ 8 .21 22.36% $ 6,139,114 1.39% 1.53% 1.39% 6.07%
Year Ended October 31, 2016 $ 7 .34 0.13 (0.41) (0.28) (0.15) (0.07) (0.22) $ 6 .84 (3.83)% $ 5,729,070 1.39% 1.92% 1.39% 6.09%
Year Ended October 31, 2015 $ 7 .73 0.15 (0.33) (0.18) (0.18) (0.03) (0.21) $ 7 .34 (2.41)% $ 5,592,927 1.38% 1.98% 1.38% 6.69%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7 .84 0.06 (1.19) (1.13) (0.08) (0.11) (0.19) $ 6 .52 (14.87)% $ 19,996,193 1.04% 1.64% 1.04% 3.04%
Year Ended October 31, 2019 $ 7 .55 0.18 0.54 0.72 (0.26) (0.17) (0.43) $ 7 .84 10.29% $ 10,553,339 1.04% 2.34% 1.04% 3.75%
Year Ended October 31, 2018 $ 8 .71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) $ 7 .55 (7.88)% $ 7,413,682 1.02% 2.11% 1.02% 9.38%
Year Ended October 31, 2017 $ 7 .25 0.14 1.49 1.63 (0.15) (0.02) (0.17) $ 8 .71 22.78% $ 5,734,302 0.99% 1.72% 0.99% 6.07%
Year Ended October 31, 2016 $ 7 .75 0.16 (0.42) (0.26) (0.17) (0.07) (0.24) $ 7 .25 (3.37)% $ 3,019,089 1.00% 2.27% 1.00% 6.09%
Year Ended October 31, 2015 $ 8 .15 0.19 (0.36) (0.17) (0.20) (0.03) (0.23) $ 7 .75 (2.11)% $ 3,422,400 0.95% 2.33% 0.95% 6.69%
Class R6 Shares(f)
Six Months Ended April 30,
2020 (Unaudited) $ 7 .90 0.08 (1.19) (1.11) (0.09) (0.11) (0.20) $ 6 .59 (14.48)% $ 929,014,779 0.32% 2.18% 0.32% 3.04%
Year Ended October 31, 2019 $ 7 .62 0.23 0.55 0.78 (0.33) (0.17) (0.50) $ 7 .90 11.02% $ 1,128,270,647 0.32% 3.02% 0.32% 3.75%
Year Ended October 31, 2018 $ 8 .76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) $ 7 .62 (7.22)% $ 1,234,310,025 0.31% 2.74% 0.31% 9.38%
Year Ended October 31, 2017 $ 7 .29 0.21 1.48 1.69 (0.20) (0.02) (0.22) $ 8 .76 23.51% $ 1,345,318,673 0.31% 2.64% 0.31% 6.07%
Year Ended October 31, 2016 $ 7 .79 0.22 (0.43) (0.21) (0.22) (0.07) (0.29) $ 7 .29 (2.71)% $ 1,578,665,493 0.31% 2.98% 0.31% 6.09%
Year Ended October 31, 2015 $ 8 .18 0.23 (0.34) (0.11) (0.25) (0.03) (0.28) $ 7 .79 (1.36)% $ 1,581,115,104 0.30% 2.90% 0.30% 6.69%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 7 .89 0.08 (1.19) (1.11) (0.09) (0.11) (0.20) $ 6 .58 (14.54)% $ 5,688,088 0.48% 2.04% 0.48% 3.04%
Year Ended October 31, 2019 $ 7 .61 0.22 0.54 0.76 (0.31) (0.17) (0.48) $ 7 .89 10.78% $ 7,532,401 0.49% 2.96% 0.49% 3.75%
Year Ended October 31, 2018 $ 8 .76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) $ 7 .61 (7.40)% $ 6,111,411 0.47% 2.61% 0.47% 9.38%
Period Ended October 31, 2017(g) $ 7 .26 0.14 1.58 1.72 (0.20) (0.02) (0.22) $ 8 .76 23.97% $ 1,274,712 0.40% 1.80% 0.40% 6.07%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

122 - Financial Highlights - April 30, 2020 (Unaudited) - Index Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Mid Cap Market Index
Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .21 0.09 (2.27) (2.18) (0.10) (0.66) (0.76) $ 12 .27 (15.40)% $ 205,569,123 0.67% 1.25% 0.68% 7.90%
Year Ended October 31, 2019 $ 17 .09 0.15 0.81 0.96 (0.21) (2.63) (2.84) $ 15 .21 8.25% $ 273,120,931 0.67% 1.00% 0.68% 16.22%(g)
Year Ended October 31, 2018 $ 19 .31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) $ 17 .09 0.38% $ 289,155,394 0.67% 0.95% 0.68% 21.84%
Year Ended October 31, 2017 $ 17 .24 0.17 3.55 3.72 (0.15) (1.50) (1.65) $ 19 .31 22.61% $ 350,705,458 0.68% 0.91% 0.69% 17.86%
Year Ended October 31, 2016 $ 18 .60 0.16 0.67 0.83 (0.14) (2.05) (2.19) $ 17 .24 5.54% $ 300,822,709 0.69% 0.94% 0.69% 18.89%
Year Ended October 31, 2015 $ 19 .62 0.16 0.31 0.47 (0.19) (1.30) (1.49) $ 18 .60 2.77% $ 299,007,777 0.68% 0.82% 0.68% 18.60%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 13 .73 0.04 (2.05) (2.01) (0.06) (0.66) (0.72) $ 11 .00 (15.74)% $ 10,275,428 1.35% 0.57% 1.36% 7.90%
Year Ended October 31, 2019 $ 15 .74 0.04 0.72 0.76 (0.14) (2.63) (2.77) $ 13 .73 7.55% $ 15,300,757 1.36% 0.33% 1.37% 16.22%(g)
Year Ended October 31, 2018 $ 17 .99 0.04 0.01 0.05 (0.11) (2.19) (2.30) $ 15 .74 (0.28)% $ 19,195,288 1.35% 0.26% 1.36% 21.84%
Year Ended October 31, 2017 $ 16 .21 — 3.38 3.38 (0.10) (1.50) (1.60) $ 17 .99 21.79% $ 21,434,484 1.36% 0.22% 1.37% 17.86%
Year Ended October 31, 2016 $ 17 .66 0.04 0.62 0.66 (0.06) (2.05) (2.11) $ 16 .21 4.78% $ 12,418,406 1.37% 0.26% 1.37% 18.89%
Year Ended October 31, 2015 $ 18 .72 0.02 0.32 0.34 (0.10) (1.30) (1.40) $ 17 .66 2.11% $ 12,090,140 1.35% 0.13% 1.35% 18.60%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 14 .95 0.06 (2.22) (2.16) (0.08) (0.66) (0.74) $ 12 .05 (15.52)% $ 14,334,953 0.99% 0.93% 1.00% 7.90%
Year Ended October 31, 2019 $ 16 .85 0.10 0.80 0.90 (0.17) (2.63) (2.80) $ 14 .95 7.96% $ 20,785,845 0.99% 0.69% 1.00% 16.22%(g)
Year Ended October 31, 2018 $ 19 .09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) $ 16 .85 0.03% $ 24,648,569 0.97% 0.64% 0.98% 21.84%
Year Ended October 31, 2017 $ 17 .07 0.11 3.53 3.64 (0.12) (1.50) (1.62) $ 19 .09 22.31% $ 25,705,173 0.96% 0.62% 0.97% 17.86%
Year Ended October 31, 2016 $ 18 .45 0.11 0.66 0.77 (0.10) (2.05) (2.15) $ 17 .07 5.22% $ 15,066,654 0.96% 0.65% 0.97% 18.89%
Year Ended October 31, 2015 $ 19 .45 0.11 0.31 0.42 (0.12) (1.30) (1.42) $ 18 .45 2.48% $ 10,748,707 0.95% 0.57% 0.95% 18.60%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 15 .53 0.12 (2.33) (2.21) (0.13) (0.66) (0.79) $ 12 .53 (15.28)% $ 457,207,717 0.27% 1.65% 0.28% 7.90%
Year Ended October 31, 2019 $ 17 .38 0.22 0.83 1.05 (0.27) (2.63) (2.90) $ 15 .53 8.74% $ 511,164,558 0.27% 1.41% 0.28% 16.22%(g)
Year Ended October 31, 2018 $ 19 .60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) $ 17 .38 0.78% $ 885,016,786 0.26% 1.36% 0.27% 21.84%
Year Ended October 31, 2017 $ 17 .47 0.25 3.61 3.86 (0.23) (1.50) (1.73) $ 19 .60 23.15% $ 857,985,640 0.26% 1.34% 0.27% 17.86%
Year Ended October 31, 2016 $ 18 .82 0.23 0.68 0.91 (0.21) (2.05) (2.26) $ 17 .47 5.96% $ 888,878,007 0.27% 1.35% 0.27% 18.89%
Year Ended October 31, 2015 $ 19 .83 0.24 0.32 0.56 (0.27) (1.30) (1.57) $ 18 .82 3.21% $ 880,952,284 0.27% 1.24% 0.27% 18.60%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .52 0.11 (2.33) (2.22) (0.11) (0.66) (0.77) $ 12 .53 (15.30)% $ 12,700,211 0.42% 1.50% 0.43% 7.90%
Year Ended October 31, 2019 $ 17 .37 0.18 0.83 1.01 (0.23) (2.63) (2.86) $ 15 .52 8.48% $ 16,189,921 0.48% 1.19% 0.49% 16.22%(g)
Year Ended October 31, 2018 $ 19 .59 0.20 — 0.20 (0.23) (2.19) (2.42) $ 17 .37 0.58% $ 22,233,251 0.48% 1.10% 0.49% 21.84%
Period Ended October 31, 2017(i) $ 19 .23 0.22 1.86 2.08 (0.22) (1.50) (1.72) $ 19 .59 11.76% $ 2,080,691 0.41% 1.31% 0.43% 17.86%

Index Funds - April 30, 2020 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6,
2016 through October 31, 2017.

124 - Financial Highlights - April 30, 2020 (Unaudited) - Index Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide S&P 500 Index Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .78 0.11 (0.59) (0.48) (0.16) (0.70) (0.86) $ 14 .44 (3.45)% $ 119,109,085 0.64% 1.44% 0.64% 1.10%
Year Ended October 31, 2019 $ 16 .28 0.26 1.51 1.77 (0.27) (2.00) (2.27) $ 15 .78 13.64% $ 131,342,529 0.64% 1.75% 0.64% 4.25%(f)
Year Ended October 31, 2018 $ 16 .29 0.22 0.85 1.07 (0.25) (0.83) (1.08) $ 16 .28 6.67% $ 132,086,189 0.59% 1.33% 0.59% 9.63%
Year Ended October 31, 2017 $ 14 .22 0.22 2.88 3.10 (0.22) (0.81) (1.03) $ 16 .29 22.90% $ 122,699,246 0.59% 1.45% 0.59% 12.07%
Year Ended October 31, 2016 $ 15 .27 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14 .22 3.88% $ 103,686,629 0.60% 1.64% 0.60% 7.87%
Year Ended October 31, 2015 $ 15 .45 0.24(g) 0.42 0.66 (0.26) (0.58) (0.84) $ 15 .27 4.64% $ 118,892,195 0.60% 1.59%(g) 0.60% 9.70%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .36 0.06 (0.57) (0.51) (0.11) (0.70) (0.81) $ 14 .04 (3.74)% $ 48,153,015 1.27% 0.81% 1.27% 1.10%
Year Ended October 31, 2019 $ 15 .92 0.17 1.45 1.62 (0.18) (2.00) (2.18) $ 15 .36 12.85% $ 51,802,776 1.27% 1.14% 1.27% 4.25%(f)
Year Ended October 31, 2018 $ 15 .95 0.11 0.84 0.95 (0.15) (0.83) (0.98) $ 15 .92 6.04% $ 46,120,304 1.24% 0.68% 1.24% 9.63%
Year Ended October 31, 2017 $ 13 .95 0.12 2.83 2.95 (0.14) (0.81) (0.95) $ 15 .95 22.11% $ 39,459,765 1.24% 0.80% 1.24% 12.07%
Year Ended October 31, 2016 $ 15 .02 0.13 0.28 0.41 (0.14) (1.34) (1.48) $ 13 .95 3.20% $ 28,618,578 1.24% 0.97% 1.24% 7.87%
Year Ended October 31, 2015 $ 15 .22 0.14(g) 0.41 0.55 (0.17) (0.58) (0.75) $ 15 .02 3.94% $ 23,616,808 1.23% 0.93%(g) 1.23% 9.70%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .71 0.09 (0.59) (0.50) (0.14) (0.70) (0.84) $ 14 .37 (3.61)% $ 100,714,812 0.94% 1.13% 0.94% 1.10%
Year Ended October 31, 2019 $ 16 .23 0.24 1.49 1.73 (0.25) (2.00) (2.25) $ 15 .71 13.40% $ 92,127,960 0.84% 1.59% 0.84% 4.25%(f)
Year Ended October 31, 2018 $ 16 .24 0.19 0.86 1.05 (0.23) (0.83) (1.06) $ 16 .23 6.53% $ 71,548,247 0.76% 1.16% 0.76% 9.63%
Year Ended October 31, 2017 $ 14 .20 0.16 2.90 3.06 (0.21) (0.81) (1.02) $ 16 .24 22.58% $ 53,224,497 0.88% 1.07% 0.88% 12.07%
Year Ended October 31, 2016 $ 15 .25 0.20 0.28 0.48 (0.19) (1.34) (1.53) $ 14 .20 3.69% $ 4,552,978 0.81% 1.41% 0.81% 7.87%
Year Ended October 31, 2015 $ 15 .41 0.20(g) 0.41 0.61 (0.19) (0.58) (0.77) $ 15 .25 4.26% $ 2,257,699 0.90% 1.31%(g) 0.90% 9.70%
Class R6 Shares(h)
Six Months Ended April 30,
2020 (Unaudited) $ 15 .94 0.14 (0.59) (0.45) (0.20) (0.70) (0.90) $ 14 .59 (3.25)% $ 192,039,447 0.20% 1.87% 0.20% 1.10%
Year Ended October 31, 2019 $ 16 .43 0.34 1.51 1.85 (0.34) (2.00) (2.34) $ 15 .94 14.09% $ 168,299,693 0.19% 2.29% 0.19% 4.25%(f)
Year Ended October 31, 2018 $ 16 .42 0.29 0.87 1.16 (0.32) (0.83) (1.15) $ 16 .43 7.19% $ 2,047,162,422 0.17% 1.76% 0.17% 9.63%
Year Ended October 31, 2017 $ 14 .33 0.28 2.91 3.19 (0.29) (0.81) (1.10) $ 16 .42 23.36% $ 2,034,151,407 0.17% 1.85% 0.17% 12.07%
Year Ended October 31, 2016 $ 15 .37 0.29 0.29 0.58 (0.28) (1.34) (1.62) $ 14 .33 4.38% $ 1,650,693,124 0.17% 2.05% 0.17% 7.87%
Year Ended October 31, 2015 $ 15 .55 0.31(g) 0.42 0.73 (0.33) (0.58) (0.91) $ 15 .37 5.06% $ 1,755,329,648 0.17% 2.03%(g) 0.17% 9.70%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .89 0.12 (0.59) (0.47) (0.18) (0.70) (0.88) $ 14 .54 (3.39)% $ 343,249,342 0.45% 1.63% 0.45% 1.10%
Year Ended October 31, 2019 $ 16 .38 0.30 1.51 1.81 (0.30) (2.00) (2.30) $ 15 .89 13.84% $ 372,474,093 0.45% 1.96% 0.45% 4.25%(f)
Year Ended October 31, 2018 $ 16 .38 0.25 0.86 1.11 (0.28) (0.83) (1.11) $ 16 .38 6.88% $ 329,181,300 0.42% 1.51% 0.42% 9.63%
Year Ended October 31, 2017 $ 14 .29 0.25 2.90 3.15 (0.25) (0.81) (1.06) $ 16 .38 23.12% $ 327,009,809 0.42% 1.62% 0.42% 12.07%
Year Ended October 31, 2016 $ 15 .34 0.25 0.28 0.53 (0.24) (1.34) (1.58) $ 14 .29 4.06% $ 275,979,416 0.42% 1.79% 0.42% 7.87%
Year Ended October 31, 2015 $ 15 .52 0.27(g) 0.42 0.69 (0.29) (0.58) (0.87) $ 15 .34 4.81% $ 248,015,509 0.42% 1.77%(g) 0.42% 9.70%
Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 15 .80 0.11 (0.60) (0.49) (0.16) (0.70) (0.86) $ 14 .45 (3.49)% $ 225,583,155 0.60% 1.48% 0.60% 1.10%
Year Ended October 31, 2019 $ 16 .30 0.27 1.50 1.77 (0.27) (2.00) (2.27) $ 15 .80 13.68% $ 254,150,611 0.60% 1.79% 0.60% 4.25%(f)
Year Ended October 31, 2018 $ 16 .30 0.23 0.86 1.09 (0.26) (0.83) (1.09) $ 16 .30 6.75% $ 271,668,426 0.57% 1.37% 0.57% 9.63%
Year Ended October 31, 2017 $ 14 .23 0.22 2.89 3.11 (0.23) (0.81) (1.04) $ 16 .30 22.89% $ 309,107,177 0.57% 1.47% 0.57% 12.07%
Year Ended October 31, 2016 $ 15 .28 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14 .23 3.92% $ 297,628,822 0.57% 1.65% 0.57% 7.87%
Year Ended October 31, 2015 $ 15 .46 0.25(g) 0.42 0.67 (0.27) (0.58) (0.85) $ 15 .28 4.67% $ 349,006,306 0.57% 1.63%(g) 0.57% 9.70%

Index Funds - April 30, 2020 (Unaudited) - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Portfolio turnover excludes securities received or delivered in-kind.
(g) During the year ended October 31, 2015, the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12% lower, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

126 - Financial Highlights - April 30, 2020 (Unaudited) - Index Funds
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Small Cap Index Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .76 0.05 (1.43) (1.38) (0.05) (0.64) (0.69) $ 7 .69 (15.63)% $ 119,769,955 0.70% 1.06% 0.75% 1.80%
Year Ended October 31, 2019 $ 13 .58 0.08 (0.03)(g) 0.05 (0.11) (3.76) (3.87) $ 9 .76 4.35% $ 153,309,530 0.70% 0.82% 0.75% 17.17%(h)
Year Ended October 31, 2018 $ 15 .79 0.11 0.14 0.25 (0.12) (2.34) (2.46) $ 13 .58 1.30% $ 217,456,536 0.70% 0.72% 0.72% 26.86%
Year Ended October 31, 2017 $ 13 .30 0.11 3.39 3.50 (0.13) (0.88) (1.01) $ 15 .79 27.12% $ 157,040,938 0.66% 0.75% 0.69% 14.65%
Year Ended October 31, 2016 $ 14 .42 0.14 0.31 0.45 (0.12) (1.45) (1.57) $ 13 .30 3.72% $ 126,320,711 0.67% 1.06% 0.68% 15.86%
Year Ended October 31, 2015 $ 15 .67 0.13 (0.17) (0.04) (0.15) (1.06) (1.21) $ 14 .42 (0.09)% $ 129,815,756 0.67% 0.88% 0.67% 14.31%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 8 .99 0.02 (1.30) (1.28) (0.04) (0.64) (0.68) $ 7 .03 (15.89)% $ 3,892,837 1.37% 0.39% 1.43% 1.80%
Year Ended October 31, 2019 $ 12 .86 0.01 (0.06)(g) (0.05) (0.06) (3.76) (3.82) $ 8 .99 3.60% $ 5,532,118 1.37% 0.15% 1.42% 17.17%(h)
Year Ended October 31, 2018 $ 15 .10 0.01 0.15 0.16 (0.06) (2.34) (2.40) $ 12 .86 0.68% $ 7,241,746 1.38% 0.06% 1.41% 26.86%
Year Ended October 31, 2017 $ 12 .80 0.01 3.25 3.26 (0.08) (0.88) (0.96) $ 15 .10 26.23% $ 9,693,505 1.36% 0.04% 1.39% 14.65%
Year Ended October 31, 2016 $ 13 .96 0.04 0.30 0.34 (0.05) (1.45) (1.50) $ 12 .80 3.01% $ 4,750,997 1.37% 0.35% 1.38% 15.86%
Year Ended October 31, 2015 $ 15 .22 0.03 (0.17) (0.14) (0.06) (1.06) (1.12) $ 13 .96 (0.76)% $ 4,086,067 1.36% 0.18% 1.36% 14.31%
Class R Shares
Six Months Ended April 30,
2020 (Unaudited) $ 9 .59 0.03 (1.39) (1.36) (0.05) (0.64) (0.69) $ 7 .54 (15.76)% $ 13,020,158 1.01% 0.75% 1.06% 1.80%
Year Ended October 31, 2019 $ 13 .42 0.05 (0.03)(g) 0.02 (0.09) (3.76) (3.85) $ 9 .59 4.11% $ 14,663,822 1.01% 0.50% 1.05% 17.17%(h)
Year Ended October 31, 2018 $ 15 .64 0.06 0.15 0.21 (0.09) (2.34) (2.43) $ 13 .42 0.99% $ 11,586,526 1.00% 0.42% 1.03% 26.86%
Year Ended October 31, 2017 $ 13 .19 0.08 3.37 3.45 (0.12) (0.88) (1.00) $ 15 .64 26.93% $ 7,458,631 0.86% 0.52% 0.89% 14.65%
Year Ended October 31, 2016 $ 14 .32 0.12 0.30 0.42 (0.10) (1.45) (1.55) $ 13 .19 3.54% $ 1,661,800 0.82% 0.91% 0.83% 15.86%
Year Ended October 31, 2015 $ 15 .58 0.12 (0.18) (0.06) (0.14) (1.06) (1.20) $ 14 .32 (0.18)% $ 1,156,739 0.77% 0.77% 0.77% 14.31%
Class R6 Shares(i)
Six Months Ended April 30,
2020 (Unaudited) $ 10 .05 0.07 (1.47) (1.40) (0.07) (0.64) (0.71) $ 7 .94 (15.41)% $ 60,865,958 0.28% 1.48% 0.33% 1.80%
Year Ended October 31, 2019 $ 13 .87 0.13 (0.04)(g) 0.09 (0.15) (3.76) (3.91) $ 10 .05 4.76% $ 69,934,671 0.28% 1.26% 0.33% 17.17%(h)
Year Ended October 31, 2018 $ 16 .06 0.18 0.15 0.33 (0.18) (2.34) (2.52) $ 13 .87 1.79% $ 188,960,819 0.28% 1.19% 0.30% 26.86%
Year Ended October 31, 2017 $ 13 .51 0.18 3.44 3.62 (0.19) (0.88) (1.07) $ 16 .06 27.63% $ 409,907,127 0.26% 1.18% 0.29% 14.65%
Year Ended October 31, 2016 $ 14 .62 0.19 0.32 0.51 (0.17) (1.45) (1.62) $ 13 .51 4.15% $ 499,192,342 0.27% 1.46% 0.28% 15.86%
Year Ended October 31, 2015 $ 15 .87 0.20 (0.18) 0.02 (0.21) (1.06) (1.27) $ 14 .62 0.32% $ 586,284,737 0.27% 1.29% 0.27% 14.31%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 10 .04 0.06 (1.47) (1.41) (0.06) (0.64) (0.70) $ 7 .93 (15.54)% $ 4,416,511 0.53% 1.23% 0.58% 1.80%
Year Ended October 31, 2019 $ 13 .85 0.10 (0.03)(g) 0.07 (0.12) (3.76) (3.88) $ 10 .04 4.53% $ 5,679,192 0.53% 0.99% 0.58% 17.17%(h)
Year Ended October 31, 2018 $ 16 .06 0.13 0.16 0.29 (0.16) (2.34) (2.50) $ 13 .85 1.49% $ 7,033,681 0.50% 0.86% 0.53% 26.86%
Period Ended October 31, 2017(j) $ 15 .36 0.14 1.61 1.75 (0.17) (0.88) (1.05) $ 16 .06 12.15% $ 314,150 0.45% 1.00% 0.49% 14.65%

Index Funds - April 30, 2020 (Unaudited) - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6,
2016 through October 31, 2017.

128 - Financial Highlights - April 30, 2020 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End
of Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Ziegler NYSE Arca Tech
100 Index Fund
Class A Shares
Six Months Ended April 30,
2020 (Unaudited) $ 93 .06 0.41 (0.50) (0.09) (0.18) (1.31) (1.49) $ 91 .48 (0.18)% $ 315,897,208 0.72% 0.87% 0.72% 1.90%
Year Ended October 31, 2019 $ 81 .72 0.71 13.02 13.73 (0.65) (1.74) (2.39) $ 93 .06 17.34% $ 339,453,197 0.71% 0.82% 0.71% 19.57%
Year Ended October 31, 2018 $ 78 .46 0.48 5.83 6.31 (0.40) (2.65) (3.05) $ 81 .72 8.22% $ 304,904,760 0.74% 0.57% 0.74% 17.24%
Year Ended October 31, 2017 $ 58 .73 0.42 19.83 20.25 (0.52) — (0.52) $ 78 .46 34.68% $ 297,898,226 0.79% 0.62% 0.79% 24.29%
Year Ended October 31, 2016 $ 55 .34 0.55 3.22 3.77 (0.38) — (0.38) $ 58 .73 6.87% $ 228,935,777 0.84% 0.99% 0.84% 28.15%
Year Ended October 31, 2015 $ 54 .52 0.42 0.79 1.21 (0.39) — (0.39) $ 55 .34 2.23% $ 260,510,175 0.79% 0.74% 0.79% 29.07%
Class C Shares
Six Months Ended April 30,
2020 (Unaudited) $ 82 .29 0.05 (0.41) (0.36) (0.05) (1.31) (1.36) $ 80 .57 (0.54)% $ 60,120,347 1.47% 0.13% 1.47% 1.90%
Year Ended October 31, 2019 $ 72 .68 0.05 11.52 11.57 (0.22) (1.74) (1.96) $ 82 .29 16.46% $ 64,137,115 1.46% 0.07% 1.46% 19.57%
Year Ended October 31, 2018 $ 70 .31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) $ 72 .68 7.44% $ 59,925,093 1.46% (0.16)% 1.46% 17.24%
Year Ended October 31, 2017 $ 52 .82 (0.07) 17.80 17.73 (0.24) — (0.24) $ 70 .31 33.70% $ 45,734,066 1.52% (0.12)% 1.52% 24.29%
Year Ended October 31, 2016 $ 49 .98 0.12 2.91 3.03 (0.19) — (0.19) $ 52 .82 6.09% $ 31,639,383 1.58% 0.24% 1.58% 28.15%
Year Ended October 31, 2015 $ 49 .49 (0.02) 0.75 0.73 (0.24) — (0.24) $ 49 .98 1.48% $ 32,248,108 1.53% (0.05)% 1.53% 29.07%
Class R6 Shares(f)
Six Months Ended April 30,
2020 (Unaudited) $ 94 .03 0.58 (0.52) 0.06 (0.35) (1.31) (1.66) $ 92 .43 – $ 20,017,247 0.37% 1.23% 0.37% 1.90%
Year Ended October 31, 2019 $ 82 .54 1.01 13.16 14.17 (0.94) (1.74) (2.68) $ 94 .03 17.74% $ 19,102,850 0.37% 1.15% 0.37% 19.57%
Year Ended October 31, 2018 $ 79 .18 0.77 5.88 6.65 (0.64) (2.65) (3.29) $ 82 .54 8.59% $ 15,335,774 0.39% 0.90% 0.39% 17.24%
Year Ended October 31, 2017 $ 59 .25 0.65 20.03 20.68 (0.75) — (0.75) $ 79 .18 35.17% $ 7,870,252 0.43% 0.93% 0.43% 24.29%
Year Ended October 31, 2016 $ 55 .83 0.71 3.30 4.01 (0.59) — (0.59) $ 59 .25 7.26% $ 2,909,859 0.47% 1.28% 0.47% 28.15%
Year Ended October 31, 2015 $ 54 .98 0.50 0.92 1.42 (0.57) — (0.57) $ 55 .83 2.60% $ 1,776,568 0.42% 0.87% 0.42% 29.07%
Institutional Service Class Shares
Six Months Ended April 30,
2020 (Unaudited) $ 94 .04 0.52 (0.51) 0.01 (0.29) (1.31) (1.60) $ 92 .45 (0.06)% $ 220,501,615 0.49% 1.10% 0.49% 1.90%
Year Ended October 31, 2019 $ 82 .56 0.90 13.17 14.07 (0.85) (1.74) (2.59) $ 94 .04 17.60% $ 255,111,259 0.49% 1.02% 0.49% 19.57%
Year Ended October 31, 2018 $ 79 .20 0.67 5.89 6.56 (0.55) (2.65) (3.20) $ 82 .56 8.47% $ 188,240,818 0.50% 0.79% 0.50% 17.24%
Year Ended October 31, 2017 $ 59 .26 0.57 20.03 20.60 (0.66) — (0.66) $ 79 .20 35.01% $ 114,920,438 0.56% 0.82% 0.56% 24.29%
Year Ended October 31, 2016 $ 55 .85 0.68 3.24 3.92 (0.51) — (0.51) $ 59 .26 7.09% $ 65,840,861 0.61% 1.23% 0.61% 28.15%
Year Ended October 31, 2015 $ 55 .00 0.52 0.83 1.35 (0.50) — (0.50) $ 55 .85 2.47% $ 74,005,595 0.56% 0.91% 0.56% 29.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 129
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of
shares of beneficial interest (“shares”), without par value. As of April 30, 2020, the Trust operates fifty (50) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the – series listed below (each, a “Fund”;
collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
Nationwide Ziegler NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class and Service
Class shares. Effective October 3, 2019, the majority of Class
C shares converted for shareholder accounts open for 10
years or longer and will continue to convert to Class A shares ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the

130 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2020. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,855,691 $ – $ 3,855,691

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 131
Level 1 Level 2 Level 3 Total
Assets:
Commercial Mortgage-Backed Securities $ – $ 18,631,431 $ – $ 18,631,431
Corporate Bonds – 230,109,498 – 230,109,498
Foreign Government Securities – 15,587,733 – 15,587,733
Mortgage-Backed Securities – 236,713,524 – 236,713,524
Municipal Bonds – 6,577,514 – 6,577,514
Repurchase Agreement – 12,726 – 12,726
Short-Term Investment 114,271 – – 114,271
Supranational – 11,538,326 – 11,538,326
U.S. Government Agency Securities – 6,567,155 – 6,567,155
U.S. Treasury Obligations – 338,645,157 – 338,645,157
Total $ 114,271 $ 868,238,755 $ – $ 868,353,026
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 11,211,151 $ – $ 11,211,151
Air Freight & Logistics – 5,491,955 – 5,491,955
Airlines – 1,092,428 – 1,092,428
Auto Components – 9,631,508 – 9,631,508
Automobiles – 32,186,702 – 32,186,702
Banks – 82,978,058 – 82,978,058
Beverages 800,213 22,683,199 – 23,483,412
Biotechnology 522,679 11,572,065 – 12,094,744
Building Products – 8,972,477 – 8,972,477
Capital Markets – 28,106,413 – 28,106,413
Chemicals – 38,400,970 – 38,400,970
Commercial Services & Supplies – 5,596,933 – 5,596,933
Communications Equipment – 4,253,220 – 4,253,220
Construction & Engineering – 9,604,897 – 9,604,897
Construction Materials – 5,727,756 – 5,727,756
Consumer Finance – 404,933 – 404,933
Containers & Packaging – 800,188 – 800,188
Distributors – 123,076 – 123,076
Diversified Consumer Services – 196,086 – 196,086
Diversified Financial Services – 7,451,781 – 7,451,781
Diversified Telecommunication Services – 23,022,983 – 23,022,983
Electric Utilities – 24,389,205 – 24,389,205
Electrical Equipment – 16,650,531 – 16,650,531
Electronic Equipment, Instruments &
Components – 19,783,698 – 19,783,698
Energy Equipment & Services – 475,171 – 475,171
Entertainment – 8,217,095 – 8,217,095
Equity Real Estate Investment Trusts
(REITs) – 15,083,039 – 15,083,039
Food & Staples Retailing – 16,917,213 – 16,917,213
Food Products – 44,395,392 – 44,395,392
Gas Utilities – 5,773,891 – 5,773,891
Health Care Equipment & Supplies – 22,531,220 – 22,531,220
Health Care Providers & Services – 5,572,463 – 5,572,463
Health Care Technology – 1,435,008 – 1,435,008
Hotels, Restaurants & Leisure 313,078 13,180,100 – 13,493,178
Household Durables – 14,586,210 – 14,586,210
Household Products – 11,353,990 – 11,353,990
Independent Power and Renewable
Electricity Producers – 1,062,737 – 1,062,737
Industrial Conglomerates 1,240,961 11,431,246 – 12,672,207
Insurance – 55,534,459 – 55,534,459
Interactive Media & Services – 2,142,721 – 2,142,721
Internet & Direct Marketing Retail – 7,602,920 – 7,602,920
IT Services 547,440 13,580,089 – 14,127,529

132 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Leisure Products $ – $ 2,685,119 $ – $ 2,685,119
Life Sciences Tools & Services – 4,959,123 – 4,959,123
Machinery – 31,323,625 – 31,323,625
Marine – 1,949,855 – 1,949,855
Media – 4,992,812 – 4,992,812
Metals & Mining – 26,264,103 – 26,264,103
Multiline Retail – 5,130,779 – 5,130,779
Multi-Utilities – 11,268,564 – 11,268,564
Oil, Gas & Consumable Fuels – 39,409,585 – 39,409,585
Paper & Forest Products – 3,069,437 – 3,069,437
Personal Products – 25,539,011 – 25,539,011
Pharmaceuticals 1,051,661 110,702,248 – 111,753,909
Professional Services – 17,159,745 – 17,159,745
Real Estate Management & Development 375,550 20,117,983 – 20,493,533
Road & Rail – 12,235,757 – 12,235,757
Semiconductors & Semiconductor
Equipment 2,496,220 20,922,867 – 23,419,087
Software 1,509,459 16,234,543 – 17,744,002
Specialty Retail – 9,060,821 – 9,060,821
Technology Hardware, Storage &
Peripherals – 4,627,818 – 4,627,818
Textiles, Apparel & Luxury Goods – 27,420,290 – 27,420,290
Tobacco – 12,760,506 – 12,760,506
Trading Companies & Distributors 308,926 13,639,763 – 13,948,689
Transportation Infrastructure – 5,873,513 – 5,873,513
Water Utilities – 1,343,183 – 1,343,183
Wireless Telecommunication Services – 20,324,634 – 20,324,634
Total Common Stocks $ 9,166,187 $ 1,070,222,861 $ – $ 1,079,389,048
Futures Contracts 1,192,809 – – 1,192,809
Repurchase Agreement – 2,518,038 – 2,518,038
Short-Term Investment 22,609,858 – – 22,609,858
Total $ 32,968,854 $ 1,072,740,899 $ – $ 1,105,709,753
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 683,632,126 $ – $ – $ 683,632,126
Futures Contracts 2,483,914 – – 2,483,914
Repurchase Agreement – 1,420,341 – 1,420,341
Short-Term Investment 12,753,465 – – 12,753,465
Total $ 698,869,505 $ 1,420,341 $ – $ 700,289,846
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,006,835,896 $ – $ – $ 1,006,835,896
Futures Contracts 2,744,458 – – 2,744,458
Repurchase Agreement – 226,401 – 226,401
Short-Term Investment 2,032,894 – – 2,032,894
Total $ 1,011,613,248 $ 226,401 $ – $ 1,011,839,649
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,537,290 $ – $ – $ 2,537,290
Air Freight & Logistics 650,926 – – 650,926
Airlines 501,023 – – 501,023

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 133
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ 1,820,110 $ – $ – $ 1,820,110
Automobiles 162,882 – – 162,882
Banks 16,666,804 – – 16,666,804
Beverages 757,345 – – 757,345
Biotechnology 18,263,085 – – 18,263,085
Building Products 3,105,176 – – 3,105,176
Capital Markets 2,934,766 – – 2,934,766
Chemicals 3,226,313 – – 3,226,313
Commercial Services & Supplies 4,832,152 – – 4,832,152
Communications Equipment 2,538,073 – – 2,538,073
Construction & Engineering 1,870,973 – – 1,870,973
Construction Materials 276,159 – – 276,159
Consumer Finance 1,108,687 – – 1,108,687
Containers & Packaging 214,527 – – 214,527
Distributors 176,606 – – 176,606
Diversified Consumer Services 1,841,296 – – 1,841,296
Diversified Financial Services 507,259 – – 507,259
Diversified Telecommunication Services 1,401,130 – – 1,401,130
Electric Utilities 2,027,991 – – 2,027,991
Electrical Equipment 2,061,036 – – 2,061,036
Electronic Equipment, Instruments &
Components 5,446,354 – – 5,446,354
Energy Equipment & Services 983,195 – – 983,195
Entertainment 408,483 – – 408,483
Equity Real Estate Investment Trusts
(REITs) 12,741,725 – – 12,741,725
Food & Staples Retailing 1,460,577 – – 1,460,577
Food Products 2,647,294 – – 2,647,294
Gas Utilities 2,487,696 – – 2,487,696
Health Care Equipment & Supplies 9,170,887 – – 9,170,887
Health Care Providers & Services 4,554,860 – – 4,554,860
Health Care Technology 3,405,646 – – 3,405,646
Hotels, Restaurants & Leisure 4,304,036 – – 4,304,036
Household Durables 3,306,086 – – 3,306,086
Household Products 479,427 – – 479,427
Independent Power and Renewable
Electricity Producers 772,938 – – 772,938
Industrial Conglomerates 95,449 – – 95,449
Insurance 4,472,354 – – 4,472,354
Interactive Media & Services 669,718 – – 669,718
Internet & Direct Marketing Retail 927,905 – – 927,905
IT Services 4,408,999 – – 4,408,999
Leisure Products 873,978 – – 873,978
Life Sciences Tools & Services 2,243,075 – – 2,243,075
Machinery 6,702,043 – – 6,702,043
Marine 227,633 – – 227,633
Media 1,332,203 – – 1,332,203
Metals & Mining 2,064,418 – – 2,064,418
Mortgage Real Estate Investment Trusts
(REITs) 1,474,661 – – 1,474,661
Multiline Retail 148,711 – – 148,711
Multi-Utilities 1,203,847 – – 1,203,847
Oil, Gas & Consumable Fuels 3,016,147 – – 3,016,147
Paper & Forest Products 788,555 – – 788,555
Personal Products 670,843 – – 670,843
Pharmaceuticals 3,995,934 – – 3,995,934
Professional Services 2,912,081 – – 2,912,081
Real Estate Management & Development 1,165,136 – – 1,165,136
Road & Rail 979,352 – – 979,352
Semiconductors & Semiconductor
Equipment 6,724,065 – – 6,724,065
Software 9,849,883 – – 9,849,883

134 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At April 30, 2020, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Level 1 Level 2 Level 3 Total
Assets:
Specialty Retail $ 3,763,358 $ – $ – $ 3,763,358
Technology Hardware, Storage &
Peripherals 318,995 – – 318,995
Textiles, Apparel & Luxury Goods 1,483,795 – – 1,483,795
Thrifts & Mortgage Finance 3,325,854 – – 3,325,854
Tobacco 312,867 – – 312,867
Trading Companies & Distributors 2,284,070 – – 2,284,070
Water Utilities 1,061,365 – – 1,061,365
Wireless Telecommunication Services 398,971 – – 398,971
Total Common Stocks $ 191,547,078 $ – $ – $ 191,547,078
Futures Contracts 1,746,910 – – 1,746,910
Repurchase Agreement – 1,165,448 – 1,165,448
Rights   – 195 – 195
Short-Term Investment 10,464,740 – – 10,464,740
Total $ 203,758,728 $ 1,165,643 $ – $ 204,924,371
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 611,624,178 $ – $ – $ 611,624,178
Exchange Traded Fund 3,612,015 – – 3,612,015
Repurchase Agreement – 935,658 – 935,658
Short-Term Investment 8,401,421 – – 8,401,421
Total $ 623,637,614 $ 935,658 $ – $ 624,573,272
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the six months ended April 30, 2020, International Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.
During the six months ended April 30, 2020, Small Cap Index held one common stock and one rights investment that were categorized as Level 3 investment which was valued at $0.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 135
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest
rates, for the purpose of reducing active risk in the portfolio, to gain exposure to the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts.”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2020:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ 1,192,809
Total $ 1,192,809
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ 2,483,914
Total $ 2,483,914
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ 2,744,458
Total $ 2,744,458
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk Payable for variation margin on futures contracts $ 1,746,910
Total $ 1,746,910
(a) Includes cumulative appreciation /( depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

136 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2020
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,967,440)
Total $ (1,967,440)
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,192,219)
Total $ (2,192,219)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,808,577)
Total $ (1,808,577)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (848,966)
Total $ (848,966)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,054,762
Total $ 1,054,762
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,715,560
Total $ 2,715,560
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,711,187
Total $ 2,711,187
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,705,002
Total $ 1,705,002

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 137
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2020, certain Funds have entered into futures contracts. The futures contract
agreement does not provide for a netting arrangement.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended April 30, 2020, certain
funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to
33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan.
Income from the securities lending program is recorded when
earned from BBH and reflected in the Statements of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by BBH
to be of good standing and creditworthy. Loans are subject
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income
earned on the investment of cash collateral received from
borrowers and the cash collateral fee, or a percentage the load
International Index
Futures Contracts:
Average Notional Balance Long $16,505,913
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $17,453,787
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $15,068,153
Small Cap Index
Futures Contracts:
Average Notional Balance Long $5,337,096

138 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
fee charged to the borrower with respect to the receipt of non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At April 30, 2020, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended April 30, 2020, certain funds,
along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance
from the SEC, transferred cash collateral received from
securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo”
or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 126,997
International Index 25,127,896
Mid Cap Market Index 14,173,806
S&P 500 Index 2,259,295
Small Cap Index 11,630,188
NYSE Arca Tech 100 Index 9,337,079
At April 30, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.03%, dated 4/30/2020, due 5/1/2020, repurchase price $15,300,013, collateralized by U.S. Treasury
Note, 1.50%, maturing 8/15/2026; total market value $15,641,949.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 139
At April 30, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
BNP Paribas
Securities Corp. $ 12,726 $ – $ 12,726 $ (12,726) $ –
Total $ 12,726 $ – $ 12,726 $ (12,726) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
BNP Paribas
Securities Corp. $ 2,518,038 $ – $ 2,518,038 $ (2,518,038) $ –
Total $ 2,518,038 $ – $ 2,518,038 $ (2,518,038) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Market
Index
BNP Paribas
Securities Corp. $ 1,420,341 $ – $ 1,420,341 $ (1,420,341) $ –
Total $ 1,420,341 $ – $ 1,420,341 $ (1,420,341) $ –

140 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
BNP Paribas
Securities Corp. $ 226,401 $ – $ 226,401 $ (226,401) $ –
Total $ 226,401 $ – $ 226,401 $ (226,401) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
BNP Paribas
Securities Corp. $ 1,165,448 $ – $ 1,165,448 $ (1,165,448) $ –
Total $ 1,165,448 $ – $ 1,165,448 $ (1,165,448) $ –
Gross Amounts
not Offset in the
Statement s of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement s
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement s of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
NYSE Arca Tech
100 Index
BNP Paribas
Securities Corp. $ 935,658 $ – $ 935,658 $ (935,658) $ –
Total $ 935,658 $ – $ 935,658 $ (935,658) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At April 30, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 141
recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly
for Emerging Markets Equity, International Equities, Global
Sustainable Equity and International Small Cap. Distributions
from net realized capital gains, if any, are declared and
distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non-asset based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.

142 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on the Funds’
average daily net assets. During the six months ended April 30, 2020, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving
0.02%, 0.01%, and 0.02% of investment advisory fees of
Bond Index, Mid Cap Market Index, and Small Cap Index,
respectively, until February 28, 2021. During the six months ended April 30, 2020, the waiver of such investment advisory fees by NFA for Bond Index, Mid Cap Market Index, and Small
Cap Index amounted to $93,374, $38,973, and $22,975,
respectively, for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2020, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, stemming from the expense limitation agreement described below, were as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
NYSE Arca Tech 100 Index Ziegler Capital Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
NYSE Arca Tech 100 Index Up to $50 million 0.50%
$50 million up to $250 million 0.30%
$250 million up to $500 million 0.25%
$500 million and more 0.20%
FUND
Effective Advisory Fee
Rate Before Contractual *
Fee Waivers and Expense
Reimbursements
*
Effective Advisory Fee Rate
After Contractual * Fee
Waivers
Effective Advisory Fee
Rate After Contractual *
Fee Waivers and Expense
Reimbursements
Bond Index 0.19% 0.17% 0.17%
International Index 0.25 N/A 0.25
Mid Cap Market Index 0.20 0.19 0.19
S&P 500 Index 0.13 N/A 0.13
Small Cap Index 0.19 0.17 0.14
NYSE Arca Tech 100 Index 0.27 N/A 0.27
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 143
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
f
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of April 30, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of April 30, 2020, excluding certain Funds, there were no cumulative potential reimbursements which could be reimbursed to
NFA.
During the six months ended April 30, 2020, no amounts
were reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2020, NFM earned $852,037 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Market Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
NYSE Arca Tech 100 Index All Classes 0.68
Fund
Fiscal Year 2017
Amount
Fiscal Year 2018
Amount
Fiscal Year 2019
Amount
Six Months Ended
April 30, 2020
Amount Total
Small Cap Index $ 36,617 $ 24,556 $ 86,492 $ 35,067 $ 182,732
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

144 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $6 to $21 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets.
For the six months ended April 30, 2020, the Funds’ aggregate portion of such costs amounted to $9,298.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, S&P 500 Index, Small Cap Index and NYSE
Arca Tech 100 Class A sales charges range from 0.00% to
5.75%, and Bond Index Class A sales charges range from
0.00% to 2.25% based on the amount of the purchase. During
the six months ended April 30, 2020, the Funds imposed front-
end sales charges of $202,080. From these fees, NFD retained a portion amounting to $25,774.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 0.75% for Bond Index and 1.00% for
International Index, Mid Cap Market Index, S&P 500 Index,
Small Cap Index and NYSE Arca Tech 100. Class C CDSCs
are 1.00% for all Funds. During the six months ended April 30,
2020, the Funds imposed CDSCs of $621. NFD retained all of
the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of each of the
Funds.
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% 0.50% N/A
International Index 0.25 1.00 0.50 N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 145
For a six months ended April 30, 2020, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2020, each Fund’s total administrative services fees were as follows:
As of April 30, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
During the year ended October 31, 2019, shares of certain Funds held by affiliated entities were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of
Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying
Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.10 % N/A 0.25 % N/A
International Index 0.17 0.10 0.22% 0.16 N/A
Mid Cap Market Index 0.15 0.08 0.22 0.15 N/A
S&P 500 Index 0.19 0.07 0.24 0.25 0.25%
Small Cap Index 0.17 0.09 0.23 0.25 N/A
NYSE Arca Tech 100
Index 0.10 0.10 N/A 0.12 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $200,598
International Index 168,163
Mid Cap Market Index 222,031
S&P 500 Index 1,015,060
Small Cap Index 143,999
NYSE Arca Tech 100 Index 348,082
Fund
% of Shares
Outstanding
Owned
Bond Index 90.88%
International Index 91.09
Mid Cap Market Index 75.20
S&P 500 Index 41.78
Small Cap Index 60.52
NYSE Arca Tech 100 Index 0.84
Fund Class
Dates of
Redemptions
In-Kind
Net Assets
of In-Kind
Redemption Shares
Securities
Market Value Cash
Realized Gain/
(Loss)
Mid Cap Market
Index Fund R6 12/7/2018 $390,592,836 22,990,655 $372,944,754 $17,648,082 $117,854,062
S&P 500 Index
Fund R6 11/16/2018 959,368,484 57,788,060 946,715,678 12,652,806 578,179,674
R6 3/15/2019 888,304,596 60,010,849 866,490,693 21,813,903 417,936,524
Total S&P 500
Index Fund 1,847,673,080 117,798,909 1,813,206,371 34,466,709 996,116,198
Small Cap Index
Fund R6 11/30/2018 79,387,949 5,634,707 75,531,888 3,856,061 27,622,973
R6 3/1/2019 43,209,264 4,233,422 40,880,100 2,329,164 13,299,740
Total Small Cap
Index Fund 122,597,213 9,868,129 116,411,988 6,185,225 40,922,713

146 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
4. Investment in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2020 were as follows:
5. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow
up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate of
1.00% per annum plus the higher of (a) the one month London
Interbank Offered Rate or (b) the Federal Funds Rate. Interest
costs, if any, would be shown on the Statements of Operations.
No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender
has the right, upon any amount becoming due and payable by
the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 9, 2020. During the six months ended April 30, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities
and Exchange Commission (“SEC”) (the “Order”), the Funds
may participate in an interfund lending program among Fund
managed by the Advisor. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one
business day's notice. During the six months ended April 30,
2020, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
6. Investment Transactions
For the six months ended April 30, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2020, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Bond Index
Security Description
Shares/Principal
at April 30, 2020
Market Value
October 31, 2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
April 30, 2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 75,000 87,192 — — — 1 (3,893) 83,300 2,529 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.
Fund Purchases
*
Sales
*
Bond Index $ 756,402,786 $ 766,771,754
International Index 37,480,585 90,363,654
Mid Cap Market Index 60,212,115 73,400,333
S&P 500 Index 11,500,087 18,645,013
Small Cap Index 4,039,823 22,221,563
NYSE Arca Tech 100 Index 12,350,262 66,833,090
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $177,694,937 $198,651,119

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 147
7. Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed

148 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates
increase. Prices of longer-term securities generally change
more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial
portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

Index Funds - April 30, 2020 (Unaudited) - Notes to Financial Statements - 149
9. New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium
Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as shown in the following table. There was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom’s Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee selected Secured Overnight Finance Rate
(SOFR) as the preferred alternative to LIBOR. The committee
has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10. Other
As of April 30, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
As of April 30, 2020, the tax cost of investments (including short positions) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
On March 11, 2020, the Board of Trustees approved the
termination of Ziegler Capital Management, LLC as subadviser of Nationwide Ziegler NYSE Arca Tech 100 Index Fund and
approved the appointment of Mellon Investments Corporation
to subadvise Nationwide Ziegler NYSE Arca Tech 100 Index
Fund. The change was effective May 21, 2020 (the “Effective
Date”). As of the Effective Date, Nationwide Ziegler NYSE Arca
Tech 100 Index Fund was renamed “Nationwide NYSE Arca
Tech 100 Index Fund”.
Fund
Decrease to
Amortized
Cost Basis of
Investments
Increase to
Amortized
Cost Basis of
Investments
Bond Index $ (78,620) $ 78,620
Fund % of Shares
Number of
Accounts
Bond Index 25.29% 2(a)
International Index 50.16 3(a)
Mid Cap Market Index 30.41 2(a)
S&P 500 Index 49.03 3(a)
Small Cap Index 45.86 3(a)
NYSE Arca Tech 100 Index — —
Amounts designated as "—" are zero or have been rounded to zero.
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 806,398,809 $ 64,048,674 $ (2,094,457) $ 61,954,217
International Index 1,160,408,120 189,463,098 (244,161,465) (54,698,367)
Mid Cap Market Index 703,523,511 133,116,566 (136,350,231) (3,233,665)
S&P 500 Index 859,152,083 273,994,337 (121,306,771) 152,687,566
Small Cap Index 806,398,809 64,048,674 (2,094,457) 61,954,217
NYSE Arca Tech 100 Index 281,915,401 359,150,177 (16,492,306) 342,657,871

150 - Notes to Financial Statements - April 30, 2020 (Unaudited) - Index Funds
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
13.  Coronavirus (COVID-19) Pandemic
The global spread of novel coronavirus disease (COVID-19)
was declared a pandemic by the World Health Organization.
This pandemic has resulted in significant disruptions to
economies and markets, adversely impacting individual
companies, sectors, industries, currencies, interest and
inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Given the increasing interdependence among global economies
and markets, the adverse economic effects of COVID-19 in
one country or region are increasingly likely to be felt in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions
in a timely manner and negatively impact the Funds' ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

Index Funds - April 30, 2020 - Supplemental Information - 151
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment
Adviser (the “Adviser”) and its Sub-Adviser (together, the
“Advisory Agreements”) must be approved for each series of
the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory
Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and
its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory
Agreements, including investment performance, Sub-Adviser
updates and reviews, reports with respect to compliance
monitoring and the services and support provided to the Fund and its shareholders.
In preparation for the Board’s meetings in 2019 to consider
the continuation of the Advisory Agreements, the Trustees
requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
A summary report for each Fund that sets out a variety of
information regarding the Fund, including performance,
expense, and profitability information for the past three years.
Reports from Broadridge Financial Solutions, Inc.
(“Broadridge”), a leading independent source of mutual
fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance
rankings (over multiple periods ended June 30, 2019)
compared with performance universes created by Broadridge
of similar or peer group funds, and (b) expense rankings
comparing the Fund’s fees and expenses with expense
universes created by Broadridge of similar or peer group funds
(a “Broadridge expense group”). An independent consultant
retained by the Board provided input to Broadridge as to
the composition of the various performance and expense
universes and peer funds.
Information regarding voluntary or contractual expense
limitations or reductions and the relationship of expenses to any expense limitation.
Information provided by the Adviser as to the Adviser’s
profitability in providing services under the Advisory
Agreements.
Information from the Adviser regarding economies of scale
and breakpoints, including information provided by the
Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might
be appropriate.
The Adviser provided to the Trustees comparative expense
information for customized peer groups created by the Adviser, for certain Funds where the Adviser did not consider that the
Broadridge peer group provided an appropriate comparison.
The Trustees met in person with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in
October, and telephonically in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental
information requests to the Adviser following each meeting.
At the Trustees’ regular quarterly meeting in December 2019, the Trustees met to give final consideration to information
bearing on the continuation of the Advisory Agreements. The
Trustees met in person with the Adviser, Trust counsel, and
Independent Legal Counsel. At that meeting, representatives
of the Adviser made a number of presentations to the Trustees in response to questions previously submitted to the Adviser by the Trustees, and provided additional information.
The Trustees considered, among other things, information
provided by the Adviser in response to their previous
information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust
counsel, and Independent Legal Counsel, including during an
executive session with Independent Legal Counsel, regarding
the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should
be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and
relevant Sub-Adviser. In evaluating the Advisory Agreements
for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:
The terms of the Advisory Agreements and a summary of the
services performed by the Adviser and Sub-Adviser.
The activities of the Adviser in selecting, overseeing, and
evaluating each Sub-Adviser; reporting by the Adviser to
the Trustees regarding the Sub-Adviser; and steps taken by
the Adviser, where appropriate, to identify replacement Sub-
Advisers and to put those Sub-Advisers in place.

152 - Supplemental Information - April 30, 2020 - Index Funds
The investment advisory and oversight capabilities of the
Adviser, including, among other things, its expertise in
investment, economic, and financial analysis.
The Adviser’s and Sub-Adviser’s personnel and methods; the
number of the Adviser’s advisory and analytical personnel;
general information about the compensation of the Adviser’s
advisory personnel; the Adviser’s and Sub-Adviser’s
investment process; the Adviser’s risk assessment and risk
management capabilities; and the Adviser’s valuation and
valuation oversight capabilities.
The financial condition and stability of the Adviser and the
Adviser’s assessment of the financial condition and stability of the Sub-Adviser.
Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where
applicable, information on fees inuring to the Adviser’s
affiliates for serving as the Trust’s administrator, fund
accountant, and transfer agent and fees or other payments
relating to shareholder servicing or sub-transfer agency
services provided by or through the Adviser or its affiliates.
Based on information provided by Broadridge and the Adviser, the Trustees considered that each of Nationwide Small Cap
Index Fund and Nationwide Ziegler NYSE Arca Tech 100 Index
Fund paid management fees and incurred a total expense ratio below its peer group median, and, in the case of the Nationwide
Small Cap Index Fund, achieved three-year performance
above its peer group median. They noted that, although the
Nationwide Ziegler NYSE Arca Tech 100 Fund had experienced
performance below its peer group median and in the fourth
quintile performance for the three-year period, its performance had improved to the second quartile for the one-year period
ended the same date. As to Nationwide S&P 500 Index Fund,
the Trustees noted that the Fund paid management fees at a
rate below its peer group median and incurred a total expense ratio in excess of its peer group median by approximately
one basis point; they noted that the Fund experienced three-
year performance below the peer group median, but within an
acceptable range of the peer group median. As to Nationwide
International Index Fund and Nationwide Mid Cap Market
Index Fund, the Trustees noted that, although both Funds paid management fees and incurred total expense ratios at rates
higher than their peer group medians (within approximately
two basis points in the case of the Nationwide Mid Cap Market
Index Fund, and within approximately five basis points in the case of the Nationwide International Index Fund), each of the
Funds achieved three-year performance above the median of
its peer group.
As to Nationwide Bond Index Fund, the Trustees considered
that the Fund paid management fees in excess of its peer
group median by less than two basis points and incurred a
total expense ratio in excess of its peer group median by less than five basis points. They also took into account pro forma comparative expense information showing the effects of an
advisory fee waiver that was put into place for the Fund on
March 1, 2019 at the request of the Trustees, as if such waiver had been in place for the full review period. The Trustees
considered that the Nationwide Bond Index Fund’s three-year
performance was in the fifth quintile of its peer group. They took into account the Adviser’s statement that the Fund’s three-year performance record trailed the Fund’s benchmark index by one basis point after taking into account the effect on performance of the Fund’s expenses. They also took into account the
Adviser’s statement that, due to a lack of peer group funds, the Fund’s performance universe included a number of funds
that track indices relating to other sectors of the fixed-income markets that performed more favorably than the mix of sectors represented in the Fund’s benchmark index.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the
Advisory Agreements, that the Funds’ management fees
appeared generally to be within the range of a number of other peer group funds and not sufficiently high as to be inconsistent with the continuation of the Advisory Agreements and that each of the Funds had achieved a level of performance consistent
with continuation of the Fund’s advisory agreement.
The Trustees considered whether each of the Funds may
benefit from any economies of scale realized by the Adviser
in the event of growth in assets of the Funds. The Trustees
noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.
Based on all relevant information and factors, the Trustees
unanimously approved the continuation of the Advisory
Agreements at their in-person meeting in December 2019.
Nationwide Ziegler Equity Income Fund and
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Approval of Subadvisory Agreement with
Ziegler Capital Management, LLC
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed
and unanimously approved, for the Nationwide Ziegler
Equity Income Fund and the Nationwide Ziegler NYSE Arca
Tech 100 Index Fund (the “Funds”), a new investment sub-
advisory agreement (the “New Sub-advisory Agreement”)
between Nationwide Fund Advisers (“NFA”) and Ziegler Capital
Management, LLC (“Ziegler”). The Trustees considered the
New Sub-advisory Agreement in anticipation of the acquisition of the equity interests of Ziegler by certain members of the
Ziegler management team in partnership with 1251 Capital
Group, in a transaction expected to occur in the first quarter of 2020 (the “Transaction”). The Trustees were provided with materials relating to the change of control of Ziegler in advance of the meeting.
The Trustees were apprised that the Transaction will result in a change of control of Ziegler and in the automatic termination of

Index Funds - April 30, 2020 - Supplemental Information - 153
the existing sub-advisory agreement between NFA and Ziegler.
The Trustees considered Ziegler’s statement that the same
portfolio management teams that currently manage the Funds
would continue to provide the same portfolio management
services to the Funds after the Transaction. The Trustees
considered NFA’s statements that Ziegler had confirmed to NFA that the Transaction would not cause any material changes to its compliance team or program. The Trustees considered
that the fees payable under the New Sub-advisory Agreement
would be at the same rate as paid to Ziegler under the existing sub-advisory agreement, and that the change in sub-advisers
was not expected to have any effect on the expenses of the
Funds. The Trustees considered NFA’s statement that the
New Sub-advisory Agreement is substantially the same in
all material respects as the existing sub-advisory agreement with Ziegler. On the basis of those considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously
approved the New Sub-advisory Agreement.
Nationwide NYSE Arca Tech 100 Index Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the March 10-11, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide NYSE Arca
Tech 100 Index Fund (formerly known as the Nationwide Ziegler
NYSE Arca Tech 100 Index Fund) (the “Fund”), the appointment of Mellon Investments Corporation (“Mellon”) as sub-adviser
to the Fund pursuant to a new sub-advisory agreement (the
“Sub-advisory Agreement”). Mellon replaced Ziegler Capital
Management, LLC (“Ziegler”), the previous sub-adviser to the
Fund. The Board was provided with detailed materials relating to Mellon in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-
advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by Mellon under the Sub-advisory Agreement, including
information relating to Mellon’s capabilities and experience in managing other index funds. The Board also considered the
experience of the investment personnel of Mellon who would
be managing the Fund. The Board considered information
concerning the past performance record of Mellon in managing two other index funds that tracked indices that NFA considered comparable to the NYSE Arca Tech 100 Index, the Fund’s
benchmark index (the “Index”). The Board also took into
account that Mellon was expected to cause the Fund to pay
lower commission prices for the Fund’s stock transactions and had the potential to manage and equitize the Fund’s cash flows more efficiently than the prior sub-adviser, possibly resulting in reduced tracking error vis-à-vis the Index.
The Board considered that the sub-advisory fee rate that NFA would pay to Mellon with respect to the Fund would be lower
than the rate at which NFA previously paid sub-advisory fees to Ziegler. They also considered that NFA would, as a result of the change in sub-advisers, be required to pay the portion of the licensing fee for the Index that Ziegler had previously paid pursuant its sub-advisory agreement. The Board considered the sub-advisory fee savings to NFA resulting from the change (the reduction in the sub-advisory fee, less the increased licensing fee to be paid by NFA). The Board also considered that the
non-compensatory terms of the Sub-advisory Agreement are
substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Mellon’s expected profitability as a result of the Sub-advisory Agreement.
The Board reviewed information regarding the expected
profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted
Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other
than money market funds) to adopt and implement a program
reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds
(the “Trust”) has adopted and implemented a liquidity risk
management program in accordance with the Liquidity Rule
(the “Program”). The Trust’s Board of Trustees (the “Board”)
has designated Nationwide Fund Management LLC (“NFM”) as
the Program Administrator for each Fund. NFM has established a Liquidity Risk Management Committee (the “LRMC”),
composed of senior members from relevant groups in the
Nationwide organization, to manage the Program for each of
the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid,
Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment
Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding

154 - Supplemental Information - April 30, 2020 - Index Funds
more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed
15% of the Fund’s net assets. Funds with HLIMs must have
procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC
(on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the
LRMC considers, as relevant, a variety of factors, including:
(1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable
stressed conditions; (2) short-term and long-term cash flow
projections for the Fund during both normal and reasonably
foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements.
Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably
expected to take to convert the investment to cash (for Highly
Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily
holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on March 10,
2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing
the adequacy, and effectiveness of its implementation for the annual period from December 1, 2018 through November 30,
2019. The report concluded that the Program is reasonably
designed to assess and manage the Fund’s liquidity risk and
has been implemented and is operating effectively.

Index Funds - April 30, 2020 (Unaudited) - Management Information - 155
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 50 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
2
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.

156 - Management Information - April 30, 2020 (Unaudited) - Index Funds
Interested Trustees
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012 118
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 118
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Chairman since
February 2005
118
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
2
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and
/
or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 118
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal
/
regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - April 30, 2020 (Unaudited) - Management Information - 157
1
Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
/
2
Joseph Finelli
Year of Birth Positions Held with Funds and Length of Time Served
1
1957 Treasurer and Principal Financial Officer since September 2007; Vice President since December
2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group and an Associate Vice President of Nationwide Mutual Insurance
Company.
/
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
/
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
/
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
/
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
/
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
/
2

158 - Market Index Definitions - April 30, 2020 (Unaudited) - Index Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:
An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the
International Monetary Fund.
Bloomberg Barclays Long Treasury Index:
An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:
An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:
An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index:
An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-
backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index:
An unmanaged index that measures the performance
of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:
An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index:
An unmanaged index that measures the performance of the
non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
:
An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index:
A market value-weighted index comprising agency mortgage-backed pass-through securities of the Government National Mortgage Association ( Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US):
An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
):
An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index:
An unmanaged, market capitalization-weighted index that reflects the performance of the
North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged):
An unmanaged, market capitalization-weighted index that is
not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Index Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 159
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI):
An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index:
An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited ("FTSE") © FTSE 2020. “FTSE
®
“ is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent .
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged):
An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index:
An unmanaged index made up of over 1,200 high yield bonds representing high-
yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index:
An unmanaged index that gives a broad look at how fixed-rate
U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index:
An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch
Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index:
An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index:
An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F):
A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy. The
Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval . © 2020,
JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes:
A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

160 - Market Index Definitions - April 30, 2020 (Unaudited) - Index Funds
Morningstar
®
Lifetime Moderate Income Index:
An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S.
investor who is at least ten years into retirement.
Morningstar
®
( Mstar ) Target Risk Indexes:
A series of unmanaged indexes designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments.
The Morningstar Aggressive Target Risk Index seeks approximately 95% exposure to global equity markets.
The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% exposure to global equity markets.
The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets.
The Morningstar Moderately Conservative Target Risk Index seeks approximately 40% exposure to global equity markets.
The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.
Note about Morningstar Category™
The Morningstar Category™ is a proprietary Morningstar data point and is assigned based on the underlying securities in each portfolio.
Categories make it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds. A Fund is placed in a category based on its portfolio statistics and compositions over the previous three-year period. If a Fund is new and has no portfolio history, Morningstar assigns a temporary category. When necessary, Morningstar may change a category assignment based on recent changes to a Fund’s portfolio.
MSCI ACWI
®
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United
States.
MSCI ACWI
®
ex USA Growth:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by MSCI; excludes the United States.
MSCI EAFE
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI World ex USA Index
SM
:
 Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM) countries—
excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World Index
SM
:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Value Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI Emerging Markets
®
Index:
An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Russell 1000
®
Growth Index:
An unmanaged index that measures the performance of the large-capitalization growth segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index:
An unmanaged index that measures the performance of the large-capitalization value segment of the U.S.
equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.

Index Funds - April 30, 2020 (Unaudited) - Market Index Definitions - 161
Russell 2000
®
Growth Index:
An unmanaged index that measures the performance of the small-capitalization growth segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index:
An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index:
An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index:
A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell Midcap
®
Growth Index:
An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index:
An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S.
equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P 500
®
Index:
An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index:
An index measuring performance of  treasury bonds in local currencies. The bonds are issued by developed market countries outside the  U.S.
S&P MidCap 400
®
(S&P 400) Index:
An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
:
An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Biotechnology Select Industry Index:
An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes:
A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus
11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks
S&P Total Market Index:
An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-
cap stocks

162 - Glossary - April 30, 2020 (Unaudited) - Index Funds
Glossary (Definitions of some commonly used investment terms)
Asset allocation:
The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset class:
A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Asset-backed securities:
Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Benchmark:
A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees:
A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund:
A mutual fund that invests exclusively in bonds
Bottom-up investment approach:
A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Convertible securities:
Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Derivative
: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Diversification:
An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration:
A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.
Equity securities:
Securities that r epresent ownership interests in the issuers.
Common stock
is the most common type of equity
security.
Exchange-traded fund (ETF):
A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.
Expense ratio:
The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities:
Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity. Examples of Fixed-income securities include mortgages or bonds.
Futures:
Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style:
I nvesting in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds
(also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.

Index Funds - April 30, 2020 (Unaudited) - Glossary - 163
Index:
An investment index is used to track performance of many investments against the performance of a particular type or category of investment.
Index-based strategy:
I nvesting in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Inflation:
The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation
, which means that the prices of goods and
services are declining.
Inflation-protected securities:
Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade:
The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity:
The ability of an asset or security to be converted to cash without an impact on the market price.
Management Fee:
The value of compensation paid to an investment adviser for services rendered.
Market capitalization:
A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Market Price:
The price of an asset as of the current business day.
Maturity:
The date on which the principal amount of a bond is required to be paid to investors.
Quantitative techniques:
M athematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Sector:
A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser :
An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser .
Swap:
An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach:
A method of investing that involves: 1) determining the overall health of a country’s economy, 2)
determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities:
Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style:
Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility:
T he degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.

164 - Glossary - April 30, 2020 (Unaudited) - Index Funds
Yield curve:
A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6/20)
Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/
mutual-funds- prospectuses .jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Na tionwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company.
© 2020 Nationwide Mutual Insurance Company and affiliated companies

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
§
240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
§
781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A
(17 CFR
§
240.14a-101), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2020, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR
§
270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR
§
270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    __/s/ Lee T. Cummings__________________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    __/s/ Michael S. Spangler_________________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      September 15, 2021

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                     __/s/ Lee T. Cummings_______________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      September 15, 2021

*
Print the name and title of each signing officer under his or her signature.